UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company 1 Iron Street, Boston, MA	02210
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2017

Date of reporting period: January 31, 2017

Item 1. Reports to Stockholders.

JANUARY 31, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Exponential Technologies ETF | XT | NYSE Arca

Fund Performance Overview

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

Performance as of January 31, 2017

The iShares Exponential Technologies ETF (the “Fund”) seeks to track the investment results of an index composed of stocks of developed and emerging market companies that create or use exponential technologies, as represented by the Morningstar® Exponential Technologies IndexSM (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 8.10%, net of fees, while the total return for the Index was 8.21%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.09%	24.15%	24.36%	24.09%	24.15%	24.36%
Since Inception	6.50%	6.60%	6.59%	12.52%	12.72%	12.64%

The inception date of the Fund was 3/19/15. The first day of secondary market trading was 3/23/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,081.00	$2.47	$1,000.00	$1,022.80	$2.40	0.47%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Health Care	30.45%
Information Technology	30.03
Industrials	14.82
Telecommunication Services	11.13
Financials	6.39
Consumer Discretionary	3.62
Materials	3.08
Energy	0.48

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/17

Country	Percentage of Total Investments*

United States	61.17%
France	6.18
Germany	5.07
Switzerland	4.06
United Kingdom	4.03
Netherlands	3.08
Japan	3.03
Sweden	2.64
Denmark	2.13
Canada	1.87

TOTAL	93.26%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2016 and held through January 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.79%

BELGIUM — 1.01%
Proximus SADP	149,043	$4,278,845
UCB SA	65,310	4,497,392

		8,776,237
BRAZIL — 0.57%
TIM Participacoes SA	1,743,155	4,959,938

		4,959,938
CANADA — 1.86%
Air Canada[a]	383,152	3,929,236
BlackBerry Ltd.[a,b]	536,786	3,779,632
CGI Group Inc. Class Aa	86,598	4,156,040
WestJet Airlines Ltd.	254,398	4,285,009

		16,149,917
CHINA — 0.57%
Tencent Holdings Ltd.	186,600	4,915,494

		4,915,494
DENMARK — 2.13%
DSV A/S	93,300	4,533,628
H Lundbeck A/Sa	109,923	4,715,230
Novo Nordisk A/S Class B	117,558	4,226,198
Novozymes A/S Class B	127,510	4,971,219

		18,446,275
FRANCE — 6.17%
Airbus SE	65,932	4,471,821
Atos SE	38,375	4,084,564
BioMerieux SA	28,907	4,570,383
Bouygues SA	117,201	4,262,714
Capgemini SA	50,517	4,114,730
Orange SA	287,464	4,450,239
Sanofi	50,382	4,055,819
SCOR SE	120,046	4,067,801
SFR Group SAa	162,964	4,730,455
STMicroelectronics NV	395,592	5,213,562
Vivendi SA	215,969	3,953,758
Zodiac Aerospace	181,624	5,515,499

		53,491,345
GERMANY — 5.07%
BASF SE	45,274	4,360,429
Bayer AG Registered	42,371	4,684,353
Deutsche Boerse AGa	47,416	4,367,909
Deutsche Boerse AG New	4,944	439,781

Security	Shares	Value
Deutsche Telekom AG Registered	252,762	$4,414,265
Hannover Rueck SE	36,698	4,031,392
Infineon Technologies AG	234,494	4,305,567
KION Group AG	74,640	4,541,353
Merck KGaA	42,104	4,625,258
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	21,770	4,088,965
Telefonica Deutschland Holding AG	977,482	4,077,569

		43,936,841
INDIA — 1.40%
Infosys Ltd. ADR	426,692	5,875,549
Wipro Ltd. ADR[b]	675,492	6,234,791

		12,110,340
ITALY — 0.50%
Telecom Italia SpA/Milano[a,b]	5,076,142	4,361,201

		4,361,201
JAPAN — 3.02%
Chugai Pharmaceutical Co. Ltd.	116,200	3,406,263
FANUC Corp.	17,700	3,484,970
Honda Motor Co. Ltd.	105,200	3,165,111
Murata Manufacturing Co. Ltd.	37,000	5,013,857
Takeda Pharmaceutical Co. Ltd.	124,400	5,220,214
Tokyo Electron Ltd.	57,000	5,929,114

		26,219,529
NETHERLANDS — 3.07%
ASM International NV	96,410	4,751,078
ASML Holding NV	39,808	4,835,506
Koninklijke KPN NV	1,448,531	4,170,299
QIAGEN NV	142,953	4,142,778
RELX NV	256,264	4,327,259
Wolters Kluwer NV	116,314	4,444,143

		26,671,063
NORWAY — 0.49%
Telenor ASA	269,406	4,276,312

		4,276,312
RUSSIA — 0.56%
Mobile TeleSystems PJSC ADR	464,634	4,864,718

		4,864,718
SOUTH KOREA — 0.52%
Samsung Electronics Co. Ltd.	2,663	4,521,211

		4,521,211

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

January 31, 2017

Security	Shares	Value
SPAIN — 1.10%
Grifols SA	229,518	$4,916,156
Telefonica SA	482,050	4,649,492

		9,565,648
SWEDEN — 2.64%
Elekta AB Class Bb	510,040	4,612,275
Millicom International Cellular SA SDR[b]	96,980	4,799,299
Skandinaviska Enskilda Banken AB Class A	394,970	4,439,210
Tele2 AB Class B	539,937	4,765,276
Telia Co. AB	1,054,108	4,277,159

		22,893,219
SWITZERLAND — 4.05%
Actelion Ltd. Registered	19,904	5,184,804
Kuehne + Nagel International AG Registered	31,100	4,249,220
Lonza Group AG Registered	23,154	4,245,448
Novartis AG Registered	60,077	4,411,695
Roche Holding AG	18,713	4,419,348
Swiss Re AG	42,296	3,948,370
Swisscom AG Registered	9,475	4,177,605
Syngenta AG Registered	10,574	4,501,399

		35,137,889
UNITED KINGDOM — 4.02%
AstraZeneca PLC	81,482	4,299,376
BT Group PLC	908,742	3,473,883
GlaxoSmithKline PLC	229,588	4,413,549
London Stock Exchange Group PLC	121,460	4,845,570
RELX PLC	243,202	4,353,990
Shire PLC	75,085	4,137,072
Sky PLC	422,338	5,318,750
Vodafone Group PLC	1,658,647	4,055,589

		34,897,779
UNITED STATES — 61.04%
3D Systems Corp.[a,b]	274,302	4,523,240
3M Co.	24,258	4,240,784
AbbVie Inc.	68,420	4,181,146
Accenture PLC Class A	33,714	3,839,013
Advanced Micro Devices Inc.[a]	431,046	4,469,947
Agilent Technologies Inc.	93,008	4,554,602
Alexion Pharmaceuticals Inc.[a]	32,966	4,307,997

Security	Shares	Value
Allergan PLC[a]	21,770	$4,765,235
Alnylam Pharmaceuticals Inc.[a]	102,630	4,104,174
Alphabet Inc. Class Aa	5,598	4,591,424
Amazon.com Inc.[a]	5,572	4,588,431
AMETEK Inc.	82,104	4,195,514
Amgen Inc.	29,234	4,580,383
Amphenol Corp. Class A	68,016	4,590,400
Analog Devices Inc.	54,736	4,101,916
Apple Inc.	36,698	4,453,302
Applied Materials Inc.	125,022	4,282,004
Arista Networks Inc.[a,b]	41,674	3,917,356
AT&T Inc.	104,085	4,388,224
Berkshire Hathaway Inc. Class Ba	25,610	4,203,625
Biogen Inc.[a]	14,269	3,955,938
BioMarin Pharmaceutical Inc.[a]	51,034	4,472,109
BlackRock Inc.[c]	10,924	4,085,358
Boeing Co. (The)	26,658	4,356,450
Bristol-Myers Squibb Co.	74,018	3,638,725
Cavium Inc.[a]	63,444	4,200,627
Celgene Corp.[a]	36,698	4,262,473
CH Robinson Worldwide Inc.	52,870	4,021,292
Charles River Laboratories International Inc.[a]	57,197	4,621,518
Ciena Corp.[a,b]	190,332	4,632,681
Cisco Systems Inc.	135,297	4,156,324
CME Group Inc.	33,346	4,037,534
Cognizant Technology Solutions Corp. Class Aa,b	71,478	3,759,028
Computer Sciences Corp.	67,176	4,178,347
Covanta Holding Corp.	292,475	4,708,848
Cypress Semiconductor Corp.	364,492	4,301,006
Danaher Corp.	52,248	4,384,652
Dover Corp.	54,069	4,203,865
Dow Chemical Co. (The)	72,742	4,337,605
Eaton Corp. PLC	60,918	4,311,776
eBay Inc.[a]	141,194	4,494,205
EI du Pont de Nemours & Co.	56,175	4,241,213
Eli Lilly & Co.	60,956	4,695,441
Emerson Electric Co.	72,271	4,239,417
Exelixis Inc.[a,b]	248,178	4,496,985
Facebook Inc. Class Aa	34,832	4,539,306
First Solar Inc.[a,b]	122,534	3,821,835
General Electric Co.	134,777	4,002,877
Gilead Sciences Inc.	56,612	4,101,539

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

January 31, 2017

Security	Shares	Value
Hologic Inc.[a]	105,298	$4,267,728
Honeywell International Inc.	36,318	4,297,146
Illumina Inc.[a]	33,813	5,413,461
Incyte Corp.[a]	40,430	4,900,520
Infinera Corp.[a]	483,916	4,360,083
Intel Corp.	113,826	4,191,073
Intercept Pharmaceuticals Inc.[a,b]	39,808	4,368,928
Intercontinental Exchange Inc.	70,384	4,107,610
International Business Machines Corp.	24,847	4,336,298
Intuitive Surgical Inc.[a]	6,417	4,444,992
Ionis Pharmaceuticals Inc.[a,b]	89,568	3,985,776
iRobot Corp.[a]	68,420	4,143,515
Jazz Pharmaceuticals PLC[a]	41,052	5,005,060
Johnson & Johnson	36,813	4,169,072
Johnson Controls International PLC	92,678	4,075,978
Kite Pharma Inc.[a,b]	88,324	4,501,874
KLA-Tencor Corp.	50,834	4,326,482
Laboratory Corp. of America Holdings[a]	32,419	4,350,954
Lam Research Corp.	37,942	4,358,018
LendingClub Corp.[a]	703,482	4,340,484
Lexicon Pharmaceuticals Inc.[a,b]	261,862	3,752,482
Linear Technology Corp.	63,896	4,033,754
Marvell Technology Group Ltd.	284,369	4,228,567
Maxim Integrated Products Inc.	102,293	4,549,993
Medtronic PLC	56,602	4,302,884
MercadoLibre Inc.	24,679	4,575,240
Merck & Co. Inc.	68,735	4,260,883
Microchip Technology Inc.	62,822	4,231,062
Micron Technology Inc.[a]	202,150	4,873,836
Microsoft Corp.	66,606	4,306,078
Monsanto Co.	39,099	4,234,813
Myriad Genetics Inc.[a,b]	245,068	3,965,200
Nasdaq Inc.	61,582	4,343,994
Netflix Inc.[a]	32,966	4,638,646
NVIDIA Corp.	43,540	4,753,697
PAREXEL International Corp.[a]	64,301	4,558,298
PayPal Holdings Inc.[a]	103,684	4,124,550
Pfizer Inc.	129,376	4,105,100
QUALCOMM Inc.	59,712	3,190,412
Quest Diagnostics Inc.	46,096	4,237,144
Quintiles IMS Holdings Inc.[a]	54,133	4,248,899

Security	Shares	Value
Red Hat Inc.[a,b]	51,626	$3,917,381
Regeneron Pharmaceuticals Inc.[a]	11,236	4,036,982
Rockwell Automation Inc.	29,856	4,418,389
Roper Technologies Inc.	23,029	4,418,114
Schlumberger Ltd.	49,583	4,150,593
Seattle Genetics Inc.[a,b]	63,444	3,821,867
Skyworks Solutions Inc.	52,870	4,850,294
Southwest Airlines Co.	82,104	4,294,860
Spirit AeroSystems Holdings Inc. Class A	67,798	4,071,270
Splunk Inc.[a]	73,396	4,246,693
Sprint Corp.[a]	461,954	4,263,835
Stryker Corp.	36,090	4,458,198
Synaptics Inc.[a]	75,262	4,243,272
T-Mobile U.S. Inc.[a]	70,205	4,371,665
Tableau Software Inc. Class Aa	90,812	4,344,446
TE Connectivity Ltd.	58,331	4,336,910
Tesla Motors Inc.[a,b]	21,870	5,509,709
Texas Instruments Inc.	55,358	4,181,743
Trimble Inc.[a]	133,730	3,961,083
U.S. Cellular Corp.[a]	101,506	4,526,153
United Continental Holdings Inc.[a]	57,224	4,032,575
United Technologies Corp.	38,682	4,242,255
United Therapeutics Corp.[a]	31,100	5,088,893
UnitedHealth Group Inc.	25,836	4,188,016
Varex Imaging Corp.[a]	18,116	520,824
Varian Medical Systems Inc.[a]	45,289	3,516,691
Verint Systems Inc.[a]	107,641	4,020,391
Verizon Communications Inc.	82,394	4,038,130
Versum Materials Inc.[a]	150,792	4,214,636
Vertex Pharmaceuticals Inc.[a]	55,358	4,753,591
VMware Inc. Class Aa,b	50,552	4,425,322
Xilinx Inc.	72,363	4,211,527
XPO Logistics Inc.[a,b]	85,836	3,840,303
Zoetis Inc.	81,562	4,481,016

		529,595,902

TOTAL COMMON STOCKS
(Cost: $817,131,699)		865,790,858

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

January 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 6.70%

MONEY MARKET FUNDS — 6.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	57,538,598	$57,555,860
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	616,286	616,286

		58,172,146

TOTAL SHORT-TERM INVESTMENTS
(Cost: $58,159,638)		58,172,146

TOTAL INVESTMENTS IN SECURITIES — 106.49%
(Cost: $875,291,337)[g]		923,963,004
Other Assets, Less Liabilities — (6.49)%		(56,332,568)

NET ASSETS — 100.00%		$867,630,436

ADR  —  American Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $881,693,122. Net unrealized appreciation was $42,269,882, of which $96,139,611 represented gross unrealized appreciation on securities and $53,869,729 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	11,191	3,313	(3,580)	10,924	$4,085,358	$53,602	$96,492

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$865,790,858	$—	$—	$865,790,858
Money market funds	58,172,146	—	—	58,172,146

Total	$923,963,004	$—	$—	$923,963,004

See notes to financial statements.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

January 31, 2017

ASSETS
Investments, at cost:
Unaffiliated	$813,071,713
Affiliated (Note 2)	62,219,624

Total cost of investments	$875,291,337

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$861,705,500
Affiliated (Note 2)	62,257,504

Total fair value of investments	923,963,004
Foreign currency, at value[b]	390,945
Receivables:
Investment securities sold	1,847,575
Dividends and interest	531,019
Capital shares sold	284,488
Tax reclaims	344,628

Total Assets	927,361,659

LIABILITIES
Payables:
Investment securities purchased	1,850,843
Collateral for securities on loan (Note 1)	57,542,554
Investment advisory fees (Note 2)	337,826

Total Liabilities	59,731,223

NET ASSETS	$867,630,436

Net assets consist of:
Paid-in capital	$799,358,005
Undistributed net investment income	60,149
Undistributed net realized gain	19,529,719
Net unrealized appreciation	48,682,563

NET ASSETS	$867,630,436

Shares outstanding[c]	31,100,000

Net asset value per share	$27.90

[a]	Securities on loan with a value of $56,874,307. See Note 1.
[b]	Cost of foreign currency: $378,490.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	11

Statement of Operations (Unaudited)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

Six months ended January 31, 2017

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$5,336,749
Dividends — affiliated (Note 2)	61,697
Securities lending income — affiliated — net (Note 2)	367,187

Total investment income	5,765,633

EXPENSES
Investment advisory fees (Note 2)	1,884,898

Total expenses	1,884,898

Net investment income	3,880,735

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(14,136,004)
Investments — affiliated (Note 2)	3,582
In-kind redemptions — unaffiliated	54,280,005
In-kind redemptions — affiliated (Note 2)	93,709
Foreign currency transactions	(78,958)
Realized gain distributions from affiliated funds	45

Net realized gain	40,162,379

Net change in unrealized appreciation/depreciation on:
Investments	19,747,097
Translation of assets and liabilities in foreign currencies	8,949

Net change in unrealized appreciation/depreciation	19,756,046

Net realized and unrealized gain	59,918,425

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$63,799,160

[a]	Net of foreign withholding tax of $136,723.

See notes to financial statements.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Changes in Net Assets

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,880,735	$11,449,160
Net realized gain (loss)	40,162,379	(11,688,544)
Net change in unrealized appreciation/depreciation	19,756,046	24,550,027

Net increase in net assets resulting from operations	63,799,160	24,310,643

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,479,962)	(11,508,317)

Total distributions to shareholders	(4,479,962)	(11,508,317)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	185,396,032	114,636,333
Cost of shares redeemed	(141,419,614)	(53,028,463)

Net increase in net assets from capital share transactions	43,976,418	61,607,870

INCREASE IN NET ASSETS	103,295,616	74,410,196

NET ASSETS
Beginning of period	764,334,820	689,924,624

End of period	$867,630,436	$764,334,820

Undistributed net investment income included in net assets at end of period	$60,149	$659,376

SHARES ISSUED AND REDEEMED
Shares sold	6,900,000	4,900,000
Shares redeemed	(5,250,000)	(2,150,000)

Net increase in shares outstanding	1,650,000	2,750,000

See notes to financial statements.

FINANCIAL STATEMENTS	13

Financial Highlights

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

(For a share outstanding throughout each period)

	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Period from Mar. 19, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$25.95	$25.84	$25.49

Income from investment operations:
Net investment income[b]	0.13	0.41	0.18
Net realized and unrealized gain[c]	1.97	0.11	0.31

Total from investment operations	2.10	0.52	0.49

Less distributions from:
Net investment income	(0.15)	(0.41)	(0.14)

Total distributions	(0.15)	(0.41)	(0.14)

Net asset value, end of period	$27.90	$25.95	$25.84

Total return	8.10%[d]	2.13%	1.91%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$867,630	$764,335	$689,925
Ratio of expenses to average net assets[e]	0.47%	0.36%	0.30%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	0.47%	0.47%
Ratio of net investment income to average net assets[e]	0.97%	1.71%	1.90%
Portfolio turnover rate[f]	24%	28%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2017, the year ended July 31, 2016 and the period ended July 31, 2015 were 24%, 28% and 1%, respectively. See Note 4.

See notes to financial statements.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Exponential Technologies	Non-diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2017, if any, are disclosed in the Fund’s statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Fund may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of January 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. The securities on loan for the Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2017 and the total value of the related cash collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2017:

Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
BNP Paribas New York Branch	$1,601,138	$1,601,138	$—
BNP Paribas Prime Brokerage Inc.	200,992	196,512	(4,480)
BNP Paribas Prime Brokerage International Ltd.	636,550	626,545	(10,005)
Citigroup Global Markets Inc.	2,645,674	2,645,674	—
Credit Suisse Securities (USA) LLC	16,860,412	16,860,412	—
Deutsche Bank Securities Inc.	9,019,102	9,019,102	—
HSBC Bank PLC	779,407	779,407	—
JPMorgan Securities LLC	7,714,760	7,714,760	—
Merrill Lynch, Pierce, Fenner & Smith	7,838,174	7,838,174	—
Morgan Stanley & Co. LLC	1,439,179	1,439,179	—
National Financial Services LLC	491,519	480,311	(11,208)
State Street Bank & Trust Company	7,647,400	7,647,400	—

	$56,874,307	$56,848,614	$(25,693)

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.47% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2017, the Fund retained 80% of securities lending income and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2017, the Fund would have retained for the remainder of that calendar year 85% of securities lending income and the amount retained would not have been less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2017, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $92,185.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends—affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2017, were $343,609,096 and $193,446,588, respectively.

In-kind purchases and sales (see Note 4) for the six months ended January 31, 2017, were $42,136,214 and $141,366,361, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

5.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by a fund issued prior to the date of the sanctions being imposed are not

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2016, the Fund’s fiscal year-end, the Fund had non-expiring capital loss carryforwards in the amount of $1,539,616 available to offset future realized capital gains.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	23

Supplemental Information (Unaudited)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.128688	$—	$0.018196	$0.146884	88%	—%	12%	100%

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	25

Notes:

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Fund is distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Fund. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-701-0117

JANUARY 31, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI EAFE Growth ETF | EFG | NYSE Arca
➢	iShares MSCI EAFE Value ETF | EFV | NYSE Arca

Fund Performance Overview

iSHARES® MSCI EAFE GROWTH ETF

Performance as of January 31, 2017

The iShares MSCI EAFE Growth ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit growth characteristics, as represented by the MSCI EAFE Growth Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was -2.46%, net of fees, while the total return for the Index was -2.28%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.69%	5.51%	7.03%	6.69%	5.51%	7.03%
5 Years	5.94%	5.88%	6.25%	33.42%	33.06%	35.39%
10 Years	1.70%	1.60%	1.89%	18.33%	17.18%	20.62%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$975.40	$1.99	$1,000.00	$1,023.20	$2.04	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Consumer Staples	21.68%
Health Care	16.92
Industrials	15.71
Consumer Discretionary	13.03
Materials	9.52
Information Technology	8.27
Financials	5.32
Telecommunication Services	4.04
Real Estate	2.67
Utilities	1.56
Energy	1.28

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/17

Country	Percentage of Total Investments*

Japan	23.98%
United Kingdom	16.80
Switzerland	12.62
Germany	9.02
France	8.61
Australia	7.52
Netherlands	4.64
Hong Kong	3.46
Denmark	2.63
Sweden	2.53

TOTAL	91.81%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI EAFE VALUE ETF

Performance as of January 31, 2017

The iShares MSCI EAFE Value ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit value characteristics, as represented by the MSCI EAFE Value Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 9.32%, net of fees, while the total return for the Index was 9.52%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.94%	15.88%	17.14%	16.94%	15.88%	17.14%
5 Years	5.50%	5.51%	5.72%	30.67%	30.78%	32.06%
10 Years	(0.16)%	(0.27)%	(0.04)%	(1.62)%	(2.63)%	(0.35)%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,093.20	$2.11	$1,000.00	$1,023.20	$2.04	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Financials	36.54%
Industrials	12.68
Consumer Discretionary	11.78
Energy	8.81
Materials	7.06
Telecommunication Services	4.99
Utilities	4.90
Real Estate	4.69
Health Care	4.50
Information Technology	2.95
Consumer Staples	1.10

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/17

Country	Percentage of Total Investments*

Japan	24.63%
United Kingdom	19.37
France	11.19
Germany	9.52
Australia	7.51
Switzerland	5.11
Spain	4.69
Sweden	3.29
Hong Kong	3.09
Italy	3.07

TOTAL	91.47%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2016 and held through January 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.22%

AUSTRALIA — 7.49%
AGL Energy Ltd.	286,062	$4,907,905
Alumina Ltd.	1,037,722	1,528,306
Amcor Ltd./Australia	319,088	3,463,969
APA Group	472,388	3,019,524
Aristocrat Leisure Ltd.	229,614	2,663,479
ASX Ltd.	82,026	3,106,652
Aurizon Holdings Ltd.	869,750	3,307,956
BHP Billiton Ltd.	1,349,264	27,287,180
Boral Ltd.	497,546	2,198,284
Brambles Ltd.	672,378	5,313,635
Caltex Australia Ltd.	75,362	1,636,236
Challenger Ltd./Australia	242,158	2,025,853
CIMIC Group Ltd.	14,406	375,115
Coca-Cola Amatil Ltd.	121,422	898,731
Cochlear Ltd.	24,402	2,318,746
Computershare Ltd.	196,294	1,920,823
CSL Ltd.	192,668	16,425,434
Domino’s Pizza Enterprises Ltd.	26,166	1,180,910
Flight Centre Travel Group Ltd.	23,128	525,675
Goodman Group	758,422	3,984,231
Harvey Norman Holdings Ltd.	82,516	313,210
Healthscope Ltd.	735,588	1,222,943
Insurance Australia Group Ltd.	1,018,514	4,461,391
James Hardie Industries PLC	188,944	2,966,273
Macquarie Group Ltd.	129,458	8,314,320
Medibank Pvt Ltd.	1,167,474	2,392,977
Mirvac Group	549,780	847,252
Newcrest Mining Ltd.	328,398	5,367,500
Oil Search Ltd.	580,963	3,029,931
Origin Energy Ltd.	378,476	2,037,099
Qantas Airways Ltd.	203,363	526,446
Ramsay Health Care Ltd.	59,976	3,041,455
REA Group Ltd.	22,344	891,546
Santos Ltd.	700,823	2,128,119
Scentre Group	2,258,410	7,543,675
Seek Ltd.	140,042	1,535,158
Sonic Healthcare Ltd.	167,482	2,647,137
South32 Ltd.	789,880	1,649,002
Sydney Airport	467,362	2,075,567
Tabcorp Holdings Ltd.	123,382	443,974
Tatts Group Ltd.	217,266	715,828
Telstra Corp. Ltd.	1,799,476	6,830,360
TPG Telecom Ltd.	145,178	713,071

Security	Shares	Value
Transurban Group	866,002	$6,705,738
Treasury Wine Estates Ltd.	312,874	2,762,337
Vocus Group Ltd.	111,270	341,261
Wesfarmers Ltd.	475,496	14,532,761
Westfield Corp.	841,134	5,612,826
Woodside Petroleum Ltd.	321,440	7,701,307
Woolworths Ltd.	349,174	6,520,854

		193,959,962
AUSTRIA — 0.09%
Andritz AG	30,870	1,666,893
Raiffeisen Bank International AGa	24,794	550,635

		2,217,528
BELGIUM — 1.59%
Anheuser-Busch InBev SA/NV	322,126	33,471,895
Colruyt SA	28,322	1,385,912
Telenet Group Holding NVa	22,344	1,198,182
UCB SA	53,606	3,691,428
Umicore SA	26,264	1,470,266

		41,217,683
DENMARK — 2.62%
AP Moller – Maersk A/S Class B	1,274	2,127,098
Carlsberg A/S Class B	21,453	1,938,994
Chr Hansen Holding A/S	41,944	2,559,865
Coloplast A/S Class Bb	50,372	3,607,097
DSV A/S	80,536	3,913,400
Genmab A/Sa	24,220	4,673,800
ISS A/S	70,826	2,518,400
Novo Nordisk A/S Class B	807,887	29,043,454
Novozymes A/S Class B	97,804	3,813,074
Pandora A/S	47,138	6,174,970
Vestas Wind Systems A/S	93,912	6,572,120
William Demant Holding A/Sa	50,764	950,101

		67,892,373
FINLAND — 0.49%
Elisa OYJ	30,184	1,018,718
Kone OYJ Class B	141,708	6,416,728
Neste OYJ	19,600	683,322
Orion OYJ Class B	28,322	1,319,799
Wartsila OYJ Abp	62,720	3,148,452

		12,587,019
FRANCE — 8.58%
Accor SA	47,040	1,906,609
Aeroports de Paris	12,544	1,392,232
Air Liquide SA	164,398	17,766,495

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2017

Security	Shares	Value
Airbus SE	244,608	$16,590,475
Alstom SAa	64,977	1,843,292
Arkema SA	28,812	2,845,934
Atos SE	37,730	4,015,912
Bouygues SA	43,904	1,596,831
Bureau Veritas SA	112,406	2,201,167
Capgemini SA	69,384	5,651,492
Christian Dior SE	23,128	4,967,644
Danone SA	250,292	15,685,751
Dassault Aviation SA	980	1,130,416
Dassault Systemes SE	54,488	4,220,891
Edenred	89,180	1,943,439
Eiffage SA	24,990	1,798,106
Essilor International SA	87,808	10,286,523
Eurofins Scientific SE	4,606	2,065,748
Groupe Eurotunnel SE Registered	198,156	1,843,165
Hermes International	11,200	4,871,191
Iliad SA	11,172	2,389,966
Ingenico Group SA	23,422	1,975,867
JCDecaux SAb	31,458	1,005,961
Kering	32,144	7,649,314
L’Oreal SA	106,820	19,434,391
Legrand SA	113,190	6,578,609
LVMH Moet Hennessy Louis Vuitton SE	118,090	23,813,871
Pernod Ricard SA	90,062	10,545,708
Peugeot SAa	72,030	1,338,897
Remy Cointreau SA	9,212	837,150
Safran SA	132,603	8,985,166
SEB SA	9,604	1,209,678
SFR Group SAa	37,349	1,084,152
Societe BIC SA	12,152	1,589,710
Sodexo SA	39,102	4,325,059
STMicroelectronics NV	270,186	3,560,819
Thales SA	44,884	4,209,363
Valeo SA	101,038	6,171,520
Veolia Environnement SA	202,958	3,453,457
Vivendi SA	218,148	3,993,649
Wendel SA	5,978	707,417
Zodiac Aerospace	86,240	2,618,908

		222,101,945
GERMANY — 8.65%
adidas AG	79,576	12,525,580
Bayer AG Registered	349,370	38,624,821

Security	Shares	Value
Beiersdorf AG	42,728	$3,783,674
Brenntag AG	65,464	3,801,942
Continental AG	45,962	8,975,576
Covestro AGc	30,086	2,259,394
Deutsche Boerse AGa	81,830	7,538,088
Deutsche Post AG Registered	410,032	13,716,831
Deutsche Wohnen AG Bearer	144,158	4,695,558
Fresenius Medical Care AG & Co. KGaA	90,846	7,391,768
Fresenius SE & Co. KGaA	173,460	13,671,331
GEA Group AG	77,518	3,203,507
HeidelbergCement AG	62,328	6,004,282
Henkel AG & Co. KGaA	43,512	4,581,963
HOCHTIEF AG	8,832	1,254,657
Infineon Technologies AG	476,966	8,757,619
Innogy SEa,c	58,880	2,016,168
Lanxess AG	38,808	2,816,258
Linde AG	78,400	12,747,162
MAN SE	14,896	1,544,614
Merck KGaA	54,194	5,953,383
METRO AG	73,794	2,520,872
Osram Licht AG	37,730	2,186,754
QIAGEN NV	90,784	2,618,073
RWE AGa	72,618	961,751
SAP SE	415,226	37,976,428
Symrise AG	52,234	3,141,403
ThyssenKrupp AG	155,918	3,934,489
United Internet AG Registered[d]	52,136	2,180,207
Volkswagen AG	6,370	1,016,431
Zalando SEa,b,c	36,652	1,445,957

		223,846,541
HONG KONG — 3.45%
AIA Group Ltd.	5,076,400	31,599,312
ASM Pacific Technology Ltd.	88,200	1,074,175
Bank of East Asia Ltd. (The)	509,600	2,183,714
Cheung Kong Infrastructure Holdings Ltd.	294,000	2,370,005
CLP Holdings Ltd.	686,000	6,705,858
Galaxy Entertainment Group Ltd.	980,000	4,692,017
HKT Trust & HKT Ltd.	588,000	822,966
Hong Kong & China Gas Co. Ltd.[b]	3,235,038	6,112,066
Hong Kong Exchanges & Clearing Ltd.[b]	490,000	11,916,333
Link REIT	980,000	6,712,805

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2017

Security	Shares	Value
Melco Crown Entertainment Ltd. ADR	80,360	$1,353,262
MGM China Holdings Ltd.	392,000	764,868
MTR Corp. Ltd.	392,000	2,000,580
Sands China Ltd.	980,000	4,357,324
Shangri-La Asia Ltd.	588,666	656,235
Techtronic Industries Co. Ltd.	588,000	2,038,470
WH Group Ltd.[c]	3,430,000	2,616,920
Wynn Macau Ltd.	666,400	1,224,698

		89,201,608
IRELAND — 0.87%
Bank of Ireland[a]	4,081,602	1,093,925
CRH PLC	351,722	12,256,519
Kerry Group PLC Class A	67,130	4,722,836
Paddy Power Betfair PLC	33,737	3,529,288
Ryanair Holdings PLC ADR[a]	10,551	882,697

		22,485,265
ISRAEL — 0.73%
Azrieli Group Ltd.	11,662	532,483
Check Point Software Technologies Ltd.[a]	54,488	5,381,780
Elbit Systems Ltd.	9,996	1,099,905
Frutarom Industries Ltd.	16,268	858,961
Mizrahi Tefahot Bank Ltd.	58,996	907,884
Mobileye NVa,b	74,382	3,195,451
Nice Ltd.	25,480	1,782,315
Taro Pharmaceutical Industries Ltd.[a,b]	6,370	665,601
Teva Pharmaceutical Industries Ltd. ADR	133,731	4,470,627

		18,895,007
ITALY — 0.73%
CNH Industrial NV	216,482	1,918,408
Ferrari NV	52,086	3,247,896
Fiat Chrysler Automobiles NVa,b	191,242	2,087,420
Leonardo SpA[a]	166,564	2,145,669
Luxottica Group SpA	71,834	3,857,485
Prysmian SpA	82,712	2,150,648
Tenaris SA	202,272	3,534,687

		18,942,213
JAPAN — 23.91%
ABC-Mart Inc.	9,800	571,068
Acom Co. Ltd.[a]	166,600	720,712
Aeon Co. Ltd.	274,400	3,975,540

Security	Shares	Value
Aeon Mall Co. Ltd.	29,410	$428,186
Air Water Inc.	60,000	1,114,990
Ajinomoto Co. Inc.	235,200	4,655,947
Alfresa Holdings Corp.	49,000	807,417
Alps Electric Co. Ltd.	78,400	2,099,720
Amada Holdings Co. Ltd.	68,600	809,855
Asahi Group Holdings Ltd.	166,600	5,875,212
ASICS Corp.	68,600	1,341,227
Astellas Pharma Inc.	911,400	12,253,199
Bandai Namco Holdings Inc.	88,200	2,436,616
Benesse Holdings Inc.	9,800	285,969
Brother Industries Ltd.	98,000	1,817,668
Calbee Inc.	29,400	959,760
Casio Computer Co. Ltd.	98,000	1,361,510
Chubu Electric Power Co. Inc.	98,000	1,308,408
Chugai Pharmaceutical Co. Ltd.	98,000	2,872,751
CYBERDYNE Inc.[a,b]	49,000	692,507
Daicel Corp.	123,200	1,370,166
Daikin Industries Ltd.	98,000	9,771,708
Daito Trust Construction Co. Ltd.	29,400	4,123,704
Daiwa House Industry Co. Ltd.	156,800	4,267,690
DeNA Co. Ltd.	29,400	660,472
Denso Corp.	205,800	8,959,590
Dentsu Inc.	98,000	4,544,171
Don Quijote Holdings Co. Ltd.	49,000	1,782,412
East Japan Railway Co.	140,200	12,740,360
Eisai Co. Ltd.	39,200	2,164,139
FamilyMart UNY Holdings Co. Ltd.	39,200	2,493,200
FANUC Corp.	29,400	5,788,594
Fast Retailing Co. Ltd.	21,800	6,890,020
Fuji Heavy Industries Ltd.	88,200	3,556,989
Fujitsu Ltd.	784,000	4,586,652
Hakuhodo DY Holdings Inc.	58,800	726,023
Hamamatsu Photonics KK	58,800	1,705,370
Hankyu Hanshin Holdings Inc.	49,000	1,667,066
Hikari Tsushin Inc.	9,800	899,258
Hirose Electric Co. Ltd.	9,845	1,287,305
Hisamitsu Pharmaceutical Co. Inc.	19,600	1,020,262
Hitachi Chemical Co. Ltd.	29,400	838,321
Hitachi Construction Machinery Co. Ltd.	29,400	679,797
Hitachi High-Technologies Corp.	29,400	1,265,316
Hitachi Metals Ltd.	88,200	1,226,926

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2017

Security	Shares	Value
Honda Motor Co. Ltd.	245,000	$7,371,219
Hoshizaki Corp.	19,600	1,603,518
Hoya Corp.	166,600	7,284,079
Hulic Co. Ltd.	127,400	1,247,122
IHI Corp.[a]	294,000	796,536
Iida Group Holdings Co. Ltd.	29,400	552,352
INPEX Corp.	264,600	2,610,156
Japan Airport Terminal Co. Ltd.[b]	19,600	705,130
Japan Exchange Group Inc.	225,400	3,373,742
Japan Tobacco Inc.	470,400	15,209,913
JFE Holdings Inc.	225,400	3,968,401
Kajima Corp.	392,000	2,740,431
Kakaku.com Inc.	58,800	1,067,619
Kansai Paint Co. Ltd.	88,200	1,718,950
Kao Corp.	215,600	10,692,381
Keihan Holdings Co. Ltd.	196,000	1,311,019
Keikyu Corp.	196,000	2,306,907
Keio Corp.	238,059	1,962,414
Keisei Electric Railway Co. Ltd.	58,800	1,394,590
Keyence Corp.	39,374	15,343,881
Kikkoman Corp.	53,000	1,673,684
Kintetsu Group Holdings Co. Ltd.	784,000	3,022,483
Kirin Holdings Co. Ltd.	225,400	3,700,104
Kobe Steel Ltd.[a]	127,400	1,245,991
Koito Manufacturing Co. Ltd.	49,000	2,602,887
Konami Holdings Corp.	39,200	1,573,920
Kose Corp.	9,800	835,710
Kubota Corp.	450,800	7,207,995
Kuraray Co. Ltd.	98,000	1,559,991
Kyowa Hakko Kirin Co. Ltd.	74,600	1,007,920
Kyushu Electric Power Co. Inc.	176,400	1,971,230
Kyushu Financial Group Inc.	78,400	543,211
Lawson Inc.[b]	13,400	980,822
LINE Corp.[a,b]	19,600	631,135
Lion Corp.	98,000	1,707,111
LIXIL Group Corp.	117,600	2,757,841
M3 Inc.	78,400	2,110,167
Mabuchi Motor Co. Ltd.	19,600	1,011,557
Makita Corp.	49,000	3,416,833
McDonald’s Holdings Co. Japan Ltd.[b]	29,400	775,382
MEIJI Holdings Co. Ltd.	49,200	3,819,747
Minebea Mitsumi Inc.	151,200	1,510,993
Miraca Holdings Inc.	19,600	898,388
MISUMI Group Inc.	117,600	2,204,184

Security	Shares	Value
Mitsubishi Chemical Holdings Corp.	372,400	$2,612,341
Mitsubishi Estate Co. Ltd.	515,000	9,892,849
Mitsubishi Logistics Corp.	21,000	299,587
Mitsui Chemicals Inc.	392,000	1,852,489
Mitsui Fudosan Co. Ltd.	128,500	2,986,633
Murata Manufacturing Co. Ltd.	81,600	11,057,588
Nabtesco Corp.	49,000	1,282,727
Nagoya Railroad Co. Ltd.	392,000	1,936,060
NEC Corp.	329,000	762,771
Nexon Co. Ltd.	78,400	1,199,243
NGK Insulators Ltd.	107,800	2,125,836
NGK Spark Plug Co. Ltd.	78,400	1,771,704
NH Foods Ltd.	34,000	928,714
Nidec Corp.	98,000	9,236,331
Nikon Corp.	98,000	1,588,719
Nintendo Co. Ltd.	46,800	9,611,512
Nippon Paint Holdings Co. Ltd.	68,600	2,010,926
Nippon Prologis REIT Inc.	686	1,438,117
Nissan Chemical Industries Ltd.	49,000	1,756,296
Nisshin Seifun Group Inc.	39,200	597,881
Nissin Foods Holdings Co. Ltd.	19,600	1,037,673
Nitori Holdings Co. Ltd.	33,400	3,744,242
Nitto Denko Corp.	69,400	5,513,162
Nomura Real Estate Master Fund Inc.	588	918,758
Nomura Research Institute Ltd.	24,690	846,577
NTT Data Corp.	58,800	2,977,215
NTT DOCOMO Inc.	588,000	14,136,549
Obayashi Corp.	274,400	2,622,735
Obic Co. Ltd.	29,400	1,415,483
Odakyu Electric Railway Co. Ltd.	127,400	2,531,590
Oji Holdings Corp.	196,000	870,531
Olympus Corp.	127,400	4,407,932
Omron Corp.	78,400	3,227,928
Ono Pharmaceutical Co. Ltd.	176,400	3,614,183
Oracle Corp. Japan	19,600	1,100,351
Oriental Land Co. Ltd./Japan	91,800	5,045,228
Otsuka Corp.	19,600	1,011,557
Otsuka Holdings Co. Ltd.	166,600	7,694,012
Panasonic Corp.	607,600	6,360,707
Park24 Co. Ltd.	39,200	1,084,681
Pola Orbis Holdings Inc.	9,800	933,209
Rakuten Inc.[a]	392,000	3,926,094
Recruit Holdings Co. Ltd.	156,800	6,887,639

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2017

Security	Shares	Value
Rinnai Corp.	9,800	$835,710
Rohm Co. Ltd.	9,800	630,264
Ryohin Keikaku Co. Ltd.	9,800	1,841,173
Santen Pharmaceutical Co. Ltd.	156,800	1,972,274
Secom Co. Ltd.	88,200	6,397,879
Seibu Holdings Inc.	68,600	1,160,853
Seven & I Holdings Co. Ltd.	323,400	12,953,236
Seven Bank Ltd.	254,800	733,335
Sharp Corp./Japan[a,b]	588,000	1,587,848
Shimadzu Corp.	98,000	1,661,843
Shimamura Co. Ltd.	9,800	1,287,515
Shimano Inc.	31,700	5,015,119
Shimizu Corp.	196,000	1,808,963
Shin-Etsu Chemical Co. Ltd.	166,600	14,424,608
Shionogi & Co. Ltd.	127,400	6,139,418
Shiseido Co. Ltd.	156,800	4,398,618
SMC Corp./Japan	24,200	6,644,655
SoftBank Group Corp.	411,600	31,812,850
Sohgo Security Services Co. Ltd.	29,400	1,108,621
Sony Corp.	539,000	16,389,047
Stanley Electric Co. Ltd.	58,800	1,663,584
Start Today Co. Ltd.	78,400	1,478,509
Sumitomo Dainippon Pharma Co. Ltd.	68,600	1,160,243
Sumitomo Electric Industries Ltd.	156,800	2,294,719
Sumitomo Metal Mining Co. Ltd.	98,000	1,333,653
Sumitomo Realty & Development Co. Ltd.	143,000	3,892,090
Sundrug Co. Ltd.	19,600	1,354,546
Suntory Beverage & Food Ltd.	58,800	2,504,517
Suruga Bank Ltd.	68,600	1,572,179
Suzuken Co. Ltd./Aichi Japan	9,800	324,708
Suzuki Motor Corp.	147,000	5,705,023
Sysmex Corp.	68,600	4,119,352
Taisho Pharmaceutical Holdings Co. Ltd.	9,800	828,745
Taiyo Nippon Sanso Corp.	58,800	697,817
Takeda Pharmaceutical Co. Ltd.	147,000	6,168,581
TDK Corp.	49,000	3,538,708
Teijin Ltd.	29,400	623,126
Terumo Corp.	147,000	5,445,170
Tobu Railway Co. Ltd.	294,000	1,496,442
Toho Co. Ltd./Tokyo	49,000	1,416,789
Toho Gas Co. Ltd.	196,000	1,467,715
Tohoku Electric Power Co. Inc.	98,000	1,197,850

Security	Shares	Value
Tokyo Electric Power Co. Holdings Inc.[a]	303,800	$1,168,513
Tokyo Tatemono Co. Ltd.	88,500	1,177,642
Tokyu Corp.	196,000	1,446,822
Toray Industries Inc.	588,000	5,106,185
Toshiba Corp.[a]	1,666,000	3,585,803
TOTO Ltd.	58,800	2,379,161
Toyo Seikan Group Holdings Ltd.	68,600	1,268,712
Toyo Suisan Kaisha Ltd.	39,200	1,403,296
Trend Micro Inc./Japan[a]	29,400	1,145,183
Tsuruha Holdings Inc.	19,600	1,845,525
Unicharm Corp.	166,600	3,758,952
USS Co. Ltd.	49,000	862,261
Yahoo Japan Corp.	607,600	2,558,316
Yakult Honsha Co. Ltd.	39,200	2,019,631
Yamaha Corp.	68,600	2,102,332
Yamaha Motor Co. Ltd.	39,200	819,692
Yamato Holdings Co. Ltd.	147,000	2,976,562
Yamazaki Baking Co. Ltd.	58,800	1,185,663
Yaskawa Electric Corp.	107,800	1,954,429
Yokogawa Electric Corp.	49,000	786,089

		618,928,443
NETHERLANDS — 4.53%
AerCap Holdings NVa	44,002	1,947,969
Altice NV Class Aa,b	156,703	3,434,397
Altice NV Class Ba	46,354	1,020,932
ASML Holding NV	155,428	18,879,949
Gemalto NV	34,300	1,992,777
Heineken Holding NV	41,846	2,938,589
Heineken NV	96,922	7,251,401
Koninklijke Ahold Delhaize NV	539,596	11,484,972
Koninklijke DSM NV	26,950	1,718,367
Koninklijke KPN NV	506,856	1,459,231
Koninklijke Philips NV	399,840	11,725,228
Koninklijke Vopak NV	31,752	1,362,796
NXP Semiconductors NVa	124,166	12,149,643
RELX NV	421,694	7,120,700
Unilever NV CVA	689,430	27,861,786
Wolters Kluwer NV	127,988	4,890,185

		117,238,922
NEW ZEALAND — 0.20%
Auckland International Airport Ltd.	403,858	2,025,384
Fletcher Building Ltd.	190,806	1,468,939
Mercury NZ Ltd.	296,744	667,948

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2017

Security	Shares	Value
Ryman Healthcare Ltd.	158,956	$1,015,121

		5,177,392
NORWAY — 0.60%
Marine Harvest ASA	162,190	2,874,091
Schibsted ASA	32,046	849,471
Schibsted ASA Class B	37,730	942,361
Statoil ASA	311,738	5,812,113
Telenor ASA	314,678	4,994,919

		15,472,955
PORTUGAL — 0.11%
Galp Energia SGPS SA	55,557	817,751
Jeronimo Martins SGPS SA	123,676	2,092,395

		2,910,146
SINGAPORE — 1.27%
Ascendas REIT	1,011,027	1,765,422
CapitaLand Ltd.	1,087,800	2,540,362
CapitaLand Mall Trust	1,048,600	1,443,983
City Developments Ltd.[b]	117,600	770,477
ComfortDelGro Corp. Ltd.	911,400	1,559,110
Genting Singapore PLC	2,567,600	1,767,868
Global Logistic Properties Ltd.[b]	1,127,000	2,079,926
Golden Agri-Resources Ltd.	1,499,400	452,332
Jardine Cycle & Carriage Ltd.	39,200	1,150,568
SATS Ltd.	284,200	1,065,145
SembCorp Industries Ltd.	421,400	942,227
Singapore Airlines Ltd.	225,400	1,583,944
Singapore Exchange Ltd.	343,000	1,806,545
Singapore Press Holdings Ltd.[b]	178,700	437,617
Singapore Technologies Engineering Ltd.	666,400	1,560,988
Singapore Telecommunications Ltd.	3,351,600	9,206,908
StarHub Ltd.[b]	254,800	537,163
Wilmar International Ltd.	813,400	2,240,199

		32,910,784
SPAIN — 1.48%
Aena SAc	28,616	4,154,816
Amadeus IT Holding SA Class A	185,416	8,565,205
Banco Popular Espanol SAb	1,423,271	1,470,452
CaixaBank SA	489,051	1,786,918
Distribuidora Internacional de Alimentacion SA	263,914	1,395,542
Ferrovial SA	74,488	1,348,361
Grifols SA	126,420	2,707,850

Security	Shares	Value
Industria de Diseno Textil SA	461,874	$15,241,464
International Consolidated Airlines Group SA	233,730	1,401,886
Zardoya Otis SA	39,873	336,108

		38,408,602
SWEDEN — 2.52%
Alfa Laval AB	43,610	814,170
Assa Abloy AB	421,596	7,986,673
Atlas Copco AB Class A	284,690	9,128,604
Atlas Copco AB Class B	162,876	4,725,148
Boliden AB	115,934	3,383,221
Getinge AB Class B	84,868	1,372,785
Hennes & Mauritz AB Class B	400,918	11,465,807
Hexagon AB Class B	109,564	4,336,637
Husqvarna AB Class B	176,498	1,477,951
L E Lundbergforetagen AB Class B	14,994	965,684
Lundin Petroleum ABa	83,888	1,809,883
Millicom International Cellular SA SDR	28,028	1,387,036
Sandvik AB	293,804	3,965,964
Securitas AB Class B	132,692	2,112,968
Svenska Cellulosa AB SCA Class B	257,838	7,757,321
Swedish Match AB	79,968	2,603,516

		65,293,368
SWITZERLAND — 12.57%
ABB Ltd. Registered	399,056	9,476,872
Actelion Ltd. Registered	40,866	10,645,208
Baloise Holding AG Registered	7,448	958,743
Barry Callebaut AG Registered	882	1,090,655
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	490	2,721,670
Chocoladefabriken Lindt & Sprungli AG Registered	37	2,405,975
Cie. Financiere Richemont SA Class A Registered	110,642	8,601,502
Credit Suisse Group AG Registered	547,036	8,311,443
Dufry AG Registered[a]	19,372	2,762,660
EMS-Chemie Holding AG Registered	3,430	1,773,059
Galenica AG Registered	1,666	1,827,095
Geberit AG Registered	15,680	6,700,474

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2017

Security	Shares	Value
Givaudan SA Registered	3,920	$7,068,397
Kuehne + Nagel International AG Registered	22,932	3,133,219
LafargeHolcim Ltd. Registered	193,008	10,348,797
Lonza Group AG Registered	22,442	4,114,897
Nestle SA Registered	1,316,042	96,442,162
Novartis AG Registered	612,559	44,982,667
Pargesa Holding SA Bearer	7,350	489,081
Partners Group Holding AG	7,350	3,715,602
Roche Holding AG	296,646	70,057,286
Schindler Holding AG Participation Certificates	17,248	3,286,665
Schindler Holding AG Registered	8,526	1,607,375
SGS SA Registered	2,254	4,779,412
Sika AG Bearer	882	4,635,283
Sonova Holding AG Registered	22,638	2,992,089
Swatch Group AG (The) Bearer	6,566	2,325,985
Syngenta AG Registered	19,502	8,302,088

		325,556,361
UNITED KINGDOM — 16.74%
Anglo American PLC[a]	594,468	10,156,489
Antofagasta PLC	108,682	1,141,720
Ashtead Group PLC	212,562	4,294,836
Associated British Foods PLC	151,018	4,533,301
Auto Trader Group PLC[c]	420,466	2,115,954
Berkeley Group Holdings PLC	19,404	683,541
BHP Billiton PLC	447,664	8,096,091
British American Tobacco PLC	788,606	48,610,178
Bunzl PLC	142,198	3,737,208
Burberry Group PLC	188,062	3,880,255
Capita PLC	98,980	623,257
Carnival PLC	80,948	4,316,010
Coca-Cola European Partners PLC	91,980	3,175,920
Coca-Cola HBC AG	76,770	1,750,109
Compass Group PLC	696,486	12,372,642
Croda International PLC	55,673	2,345,014
DCC PLC	37,754	3,037,518
Diageo PLC	1,064,770	29,517,817
Experian PLC	406,112	7,812,116
Fresnillo PLC	96,040	1,755,631
GlaxoSmithKline PLC	2,059,078	39,583,257
Glencore PLC[a]	1,815,450	7,456,179
Hargreaves Lansdown PLC	111,132	1,891,700
Hikma Pharmaceuticals PLC	61,054	1,401,052

Security	Shares	Value
IMI PLC	74,970	$1,099,769
Imperial Brands PLC	405,524	18,741,829
InterContinental Hotels Group PLC	79,517	3,681,486
Intertek Group PLC	68,306	2,914,943
Investec PLC	97,412	688,141
Johnson Matthey PLC	82,036	3,355,342
London Stock Exchange Group PLC	133,672	5,332,760
Mediclinic International PLC	156,250	1,543,139
Merlin Entertainments PLC[c]	300,864	1,805,906
Next PLC	59,290	2,856,904
Provident Financial PLC	62,622	2,146,885
Prudential PLC	1,088,486	20,979,589
Randgold Resources Ltd.	36,847	3,131,431
Reckitt Benckiser Group PLC	267,736	22,918,513
RELX PLC	461,972	8,270,579
Rolls-Royce Holdings PLC	506,660	4,254,840
Sage Group PLC (The)	457,660	3,529,546
Severn Trent PLC	64,974	1,855,585
Shire PLC	380,044	20,939,860
Smith & Nephew PLC	378,182	5,628,608
Smiths Group PLC	108,878	2,056,062
St. James’s Place PLC	223,440	3,010,688
Tate & Lyle PLC	128,576	1,084,611
Tesco PLC[a]	3,465,280	8,483,919
Unilever PLC	543,214	22,057,311
United Utilities Group PLC	101,136	1,166,784
Vodafone Group PLC	11,232,760	27,465,429
Weir Group PLC (The)	91,826	2,316,303
Whitbread PLC	77,616	3,832,713
Wolseley PLC	107,016	6,606,632
Worldpay Group PLC[c]	763,039	2,744,582
WPP PLC	544,194	12,624,961

		433,413,445

TOTAL COMMON STOCKS (Cost: $2,279,214,031)		2,568,657,562

PREFERRED STOCKS — 0.45%

GERMANY — 0.45%
Fuchs Petrolub SE	29,498	1,348,141
Henkel AG & Co. KGaA	75,558	9,202,580
Schaeffler AG	70,364	1,138,355

		11,689,076

TOTAL PREFERRED STOCKS (Cost: $9,136,549)		11,689,076

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.27%

MONEY MARKET FUNDS — 1.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[e,f,g]	31,334,263	$31,343,663
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[e,f]	1,337,296	1,337,296

		32,680,959

TOTAL SHORT-TERM INVESTMENTS (Cost: $32,675,580)		32,680,959

TOTAL INVESTMENTS IN SECURITIES — 100.94% (Cost: $2,321,026,160)[h]		2,613,027,597
Other Assets, Less Liabilities — (0.94)%		(24,208,044)

NET ASSETS — 100.00%		$2,588,819,553

ADR  —  American Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $2,336,964,243. Net unrealized appreciation was $276,063,354, of which $340,440,167 represented gross unrealized appreciation on securities and $64,376,813 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,568,657,562	$—	$—	$2,568,657,562
Preferred stocks	11,689,076	—	—	11,689,076
Money market funds	32,680,959	—	—	32,680,959

Total	$2,613,027,597	$—	$—	$2,613,027,597

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.94%

AUSTRALIA — 7.49%
Amcor Ltd./Australia	312,183	$3,389,010
AMP Ltd.	2,298,023	8,722,719
AusNet Services	1,507,783	1,808,520
Australia & New Zealand Banking Group Ltd.	2,245,270	49,924,699
Bank of Queensland Ltd.	294,869	2,679,482
Bendigo & Adelaide Bank Ltd.	348,982	3,324,867
Caltex Australia Ltd.	74,906	1,626,335
CIMIC Group Ltd.	48,673	1,267,388
Coca-Cola Amatil Ltd.	232,400	1,720,158
Commonwealth Bank of Australia	1,317,842	81,695,893
Crown Resorts Ltd.	278,073	2,406,529
Dexus Property Group	746,339	5,087,916
DUET Group	1,865,275	3,964,865
Fortescue Metals Group Ltd.	1,198,131	6,057,676
GPT Group (The)	1,357,535	4,823,079
Harvey Norman Holdings Ltd.	292,608	1,110,667
Incitec Pivot Ltd.	1,274,519	3,725,071
LendLease Group	422,619	4,520,511
Mirvac Group	2,023,681	3,118,642
National Australia Bank Ltd.	2,038,083	46,926,891
Orica Ltd.	282,653	4,023,300
Origin Energy Ltd.	679,191	3,655,659
QBE Insurance Group Ltd.	1,054,582	10,007,322
Rio Tinto Ltd.	326,992	16,552,371
South32 Ltd.	2,669,876	5,573,799
Stockland	1,835,027	6,059,813
Suncorp Group Ltd.	988,059	9,773,605
Tabcorp Holdings Ltd.	399,926	1,439,082
Tatts Group Ltd.	771,692	2,542,502
Vicinity Centres	2,582,337	5,606,689
Vocus Group Ltd.	202,087	619,794
Westpac Banking Corp.	2,569,052	61,843,868
Woolworths Ltd.	353,461	6,600,915

		372,199,637
AUSTRIA — 0.32%
Erste Group Bank AG	231,380	7,036,475
IMMOFINANZ AG Escrow[a]	269,008	3
OMV AG	118,387	4,140,806
Raiffeisen Bank International AGa	47,729	1,059,984
Voestalpine AG	86,212	3,652,237

		15,889,505

Security	Shares	Value
BELGIUM — 0.72%
Ageas	150,979	$6,457,993
Groupe Bruxelles Lambert SA	63,434	5,401,301
KBC Group NV	192,397	12,479,567
Proximus SADP	120,396	3,456,425
Solvay SA	56,578	6,624,937
Umicore SA	27,170	1,520,984

		35,941,207
DENMARK — 0.76%
AP Moller – Maersk A/S Class A	2,816	4,492,964
AP Moller – Maersk A/S Class B	2,518	4,204,106
Carlsberg A/S Class B	41,173	3,721,353
Danske Bank A/S	531,876	17,721,986
DONG Energy A/Sa,b	68,786	2,605,788
TDC A/Sa	641,561	3,379,434
Tryg A/S	88,499	1,691,072

		37,816,703
FINLAND — 1.35%
Elisa OYJ	55,447	1,871,351
Fortum OYJ	350,301	5,599,056
Metso OYJ	84,937	2,612,384
Neste OYJ	65,040	2,267,515
Nokia OYJ	4,483,177	20,106,627
Nokian Renkaat OYJ	89,448	3,356,260
Orion OYJ Class B	28,018	1,305,633
Sampo OYJ Class A	346,704	16,073,904
Stora Enso OYJ Class R	422,085	4,798,670
UPM-Kymmene OYJ	409,427	9,291,825

		67,283,225
FRANCE — 11.15%
Accor SA	46,123	1,869,442
ArcelorMittal[a]	1,413,472	10,981,481
AXA SA	1,490,891	36,606,605
BNP Paribas SA	813,060	51,999,934
Bollore SA	671,541	2,684,492
Bouygues SA	82,313	2,993,803
Carrefour SA	438,089	10,725,848
Casino Guichard Perrachon SA	43,696	2,356,392
Cie. de Saint-Gobain	381,001	18,734,528
Cie. Generale des Etablissements Michelin Class B	140,249	15,062,741
CNP Assurances	127,914	2,403,245
Credit Agricole SA	851,234	11,282,926
Electricite de France SAc	209,615	2,065,963

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2017

Security	Shares	Value
Engie SA	1,223,744	$14,633,467
Eurazeo SA	30,568	1,882,325
Eutelsat Communications SA	135,357	2,307,572
Fonciere des Regions	25,486	2,122,167
Gecina SA	31,078	4,006,810
ICADE	28,826	2,041,096
Imerys SA	28,055	2,253,008
Klepierre	169,734	6,447,620
Lagardere SCA	95,373	2,392,246
Natixis SA	715,114	4,238,939
Orange SA	1,535,824	23,776,138
Peugeot SAa	239,030	4,443,100
Publicis Groupe SA	147,804	10,152,554
Renault SA	147,294	13,272,483
Rexel SA	230,503	4,011,830
Sanofi	892,870	71,877,248
Schneider Electric SE	430,992	30,843,498
SCOR SE	124,224	4,209,374
SES SA	282,994	5,508,028
Societe Generale SA	588,959	28,804,270
Suez	265,891	4,031,499
Total SA	1,735,310	87,503,825
Unibail-Rodamco SE	76,750	17,662,870
Vinci SA	388,396	27,241,103
Vivendi SA	407,489	7,459,926
Wendel SA	13,993	1,655,885

		554,546,281
GERMANY — 8.84%
Allianz SE Registered	352,023	59,651,632
Axel Springer SE	34,730	1,828,594
BASF SE	706,193	68,014,862
Bayerische Motoren Werke AG	254,666	23,165,065
Commerzbank AG	822,863	7,125,706
Daimler AG Registered	740,148	55,471,546
Deutsche Bank AG Registered[a]	1,062,560	21,117,399
Deutsche Lufthansa AG Registered	172,762	2,302,993
Deutsche Telekom AG Registered	2,522,040	44,045,197
E.ON SE	1,553,355	11,923,885
Evonik Industries AG	124,879	4,046,004
Fraport AG Frankfurt Airport Services Worldwide	32,098	1,916,876
Hannover Rueck SE	47,001	5,163,209
HUGO BOSS AG	51,478	3,298,995
K+S AG Registered	145,174	3,677,492

Security	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	124,277	$23,342,414
ProSiebenSat.1 Media SE Registered	181,432	7,701,771
RTL Group SAa	31,858	2,429,651
RWE AGa	251,675	3,333,179
Siemens AG Registered	587,444	73,801,412
Telefonica Deutschland Holding AG	560,935	2,339,942
Volkswagen AG	13,386	2,135,942
Vonovia SE	359,210	11,750,763

		439,584,529
HONG KONG — 3.31%
BOC Hong Kong Holdings Ltd.	2,816,000	11,323,010
Cathay Pacific Airways Ltd.[c]	768,000	1,043,221
Cheung Kong Property Holdings Ltd.	2,048,000	13,566,497
CK Hutchison Holdings Ltd.	2,048,000	24,665,159
First Pacific Co. Ltd./Hong Kong	1,976,000	1,502,497
Hang Lung Group Ltd.	733,000	2,819,830
Hang Lung Properties Ltd.	1,753,088	4,337,901
Hang Seng Bank Ltd.	583,300	11,945,120
Henderson Land Development Co. Ltd.	768,000	4,260,976
HK Electric Investments & HK Electric Investments Ltd.[b]	2,152,000	1,797,182
HKT Trust & HKT Ltd.	988,000	1,382,807
Hongkong Land Holdings Ltd.	931,300	6,286,275
Hysan Development Co. Ltd.	478,000	2,186,910
Jardine Matheson Holdings Ltd.	181,100	11,177,492
Kerry Properties Ltd.	494,000	1,403,816
Li & Fung Ltd.[c]	4,526,000	1,971,541
MTR Corp. Ltd.	366,500	1,870,440
New World Development Co. Ltd.	4,164,000	4,829,786
NWS Holdings Ltd.	1,243,000	2,239,510
PCCW Ltd.	3,283,000	1,997,044
Power Assets Holdings Ltd.	1,131,500	10,871,184
Sino Land Co. Ltd.	2,486,000	4,133,001
SJM Holdings Ltd.	1,417,000	1,132,234
Sun Hung Kai Properties Ltd.	1,068,000	14,782,578
Swire Pacific Ltd. Class A	384,000	3,917,029
Swire Properties Ltd.	893,400	2,521,533
Wharf Holdings Ltd. (The)[c]	1,024,419	7,729,995
Wheelock & Co. Ltd.	733,000	4,472,997

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2017

Security	Shares	Value
Yue Yuen Industrial Holdings Ltd.	640,000	$2,342,464

		164,510,029
IRELAND — 0.07%
Bank of Ireland[a]	13,311,199	3,567,583
Irish Bank Resolution Corp. Ltd.[a]	246,432	3

		3,567,586
ISRAEL — 0.60%
Azrieli Group Ltd.	11,443	522,484
Bank Hapoalim BM	811,988	4,903,830
Bank Leumi le-Israel BMa	1,107,590	4,577,960
Bezeq The Israeli Telecommunication Corp. Ltd.	1,597,057	2,789,656
Israel Chemicals Ltd.	408,407	1,875,615
Teva Pharmaceutical Industries Ltd. ADR	456,712	15,267,882

		29,937,427
ITALY — 3.04%
Assicurazioni Generali SpA	900,500	14,344,534
Atlantia SpA	317,541	7,223,658
CNH Industrial NV	393,241	3,484,800
Enel SpA	5,988,946	25,008,794
Eni SpA	1,953,400	29,997,875
EXOR NV	82,131	3,742,079
Fiat Chrysler Automobiles NVa,c	340,998	3,722,018
Intesa Sanpaolo SpA	9,693,247	22,731,822
Mediobanca SpA	430,950	3,704,864
Poste Italiane SpA[b]	412,844	2,594,424
Saipem SpA[a]	4,664,386	2,381,779
Snam SpA	1,919,572	7,302,176
Telecom Italia SpA/Milano[a]	7,641,965	6,565,645
Terna Rete Elettrica Nazionale SpA	1,238,889	5,433,125
UniCredit SpA	404,564	11,000,264
UnipolSai SpA	880,078	1,831,820

		151,069,677
JAPAN — 24.56%
AEON Financial Service Co. Ltd.	102,400	1,839,243
Aeon Mall Co. Ltd.	47,800	695,929
Aisin Seiki Co. Ltd.	149,800	6,879,556
Alfresa Holdings Corp.	47,800	787,644
Amada Holdings Co. Ltd.	124,300	1,467,419
ANA Holdings Inc.	988,000	2,944,473
Aozora Bank Ltd.	988,000	3,615,865
Asahi Glass Co. Ltd.	768,000	5,730,580

Security	Shares	Value
Asahi Kasei Corp.	988,000	$9,259,072
Bank of Kyoto Ltd. (The)	223,000	1,753,098
Benesse Holdings Inc.	22,300	650,726
Bridgestone Corp.	506,800	18,651,320
Canon Inc.	819,200	24,341,319
Central Japan Railway Co.	108,000	17,527,515
Chiba Bank Ltd. (The)	541,000	3,561,013
Chubu Electric Power Co. Inc.	353,800	4,723,619
Chugoku Bank Ltd. (The)	128,000	1,892,001
Chugoku Electric Power Co. Inc. (The)	226,300	2,552,974
Concordia Financial Group Ltd.	903,200	4,799,416
Credit Saison Co. Ltd.	102,400	1,875,628
Dai Nippon Printing Co. Ltd.	382,000	3,898,894
Dai-ichi Life Holdings Inc.	838,300	15,354,871
Daiichi Sankyo Co. Ltd.	460,800	10,333,463
Daiwa House Industry Co. Ltd.	149,800	4,077,168
Daiwa House REIT Investment Corp.	988	2,496,000
Daiwa Securities Group Inc.	1,280,000	8,226,338
DeNA Co. Ltd.	22,300	500,970
Eisai Co. Ltd.	124,300	6,862,310
Electric Power Development Co. Ltd.	124,320	2,896,659
FANUC Corp.	102,400	20,161,634
Fuji Electric Co. Ltd.	478,000	2,840,613
Fuji Heavy Industries Ltd.	302,800	12,211,521
FUJIFILM Holdings Corp.	332,800	12,933,600
Fukuoka Financial Group Inc.	512,000	2,274,039
Hachijuni Bank Ltd. (The)	303,100	1,795,849
Hakuhodo DY Holdings Inc.	47,800	590,202
Hankyu Hanshin Holdings Inc.	76,800	2,612,871
Hino Motors Ltd.	179,200	1,902,234
Hiroshima Bank Ltd. (The)	256,000	1,202,967
Hisamitsu Pharmaceutical Co. Inc.	22,300	1,160,808
Hitachi Chemical Co. Ltd.	22,300	635,869
Hitachi Construction Machinery Co. Ltd.	22,300	515,629
Hitachi Ltd.	3,793,000	21,819,647
Hokuriku Electric Power Co.	124,300	1,255,422
Honda Motor Co. Ltd.	812,800	24,454,396
Idemitsu Kosan Co. Ltd.	73,300	2,275,670
IHI Corp.[a]	512,000	1,387,164
Iida Group Holdings Co. Ltd.	51,200	961,919
INPEX Corp.	251,800	2,483,890

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2017

Security	Shares	Value
Isetan Mitsukoshi Holdings Ltd.	251,800	$2,961,432
Isuzu Motors Ltd.	455,800	6,162,359
ITOCHU Corp.	1,131,900	15,645,005
J Front Retailing Co. Ltd.	179,200	2,599,455
Japan Airlines Co. Ltd.	98,800	3,161,249
Japan Post Bank Co. Ltd.	302,800	3,698,423
Japan Post Holdings Co. Ltd.	332,800	4,197,877
Japan Prime Realty Investment Corp.	733	2,949,580
Japan Real Estate Investment Corp.	988	5,634,430
Japan Retail Fund Investment Corp.	2,008	4,309,419
JGC Corp.	153,600	2,678,364
JSR Corp.	149,800	2,581,497
JTEKT Corp.	175,300	2,896,362
JX Holdings Inc.	1,639,900	7,758,479
Kamigumi Co. Ltd.	223,000	2,175,030
Kaneka Corp.	223,000	1,929,398
Kansai Electric Power Co. Inc. (The)[a]	557,900	5,969,270
Kawasaki Heavy Industries Ltd.	1,024,000	3,229,136
KDDI Corp.	1,408,000	37,896,869
Kirin Holdings Co. Ltd.	226,300	3,714,878
Komatsu Ltd.	710,800	17,009,951
Konica Minolta Inc.	328,300	3,417,878
Kuraray Co. Ltd.	76,800	1,222,524
Kurita Water Industries Ltd.	73,300	1,745,006
Kyocera Corp.	251,800	13,160,926
Kyowa Hakko Kirin Co. Ltd.	73,300	990,356
Kyushu Financial Group Inc.	141,300	979,027
Lawson Inc.[c]	22,300	1,632,263
Marubeni Corp.	1,236,200	7,550,621
Marui Group Co. Ltd.	153,600	2,204,909
Maruichi Steel Tube Ltd.	47,800	1,609,256
Mazda Motor Corp.	430,300	6,375,664
Mebuki Financial Group Inc.	712,720	2,754,015
Medipal Holdings Corp.	124,300	2,019,495
Mitsubishi Chemical Holdings Corp.	344,300	2,415,223
Mitsubishi Corp.	1,169,800	26,492,606
Mitsubishi Electric Corp.	1,475,800	22,567,974
Mitsubishi Gas Chemical Co. Inc.	128,000	2,466,196
Mitsubishi Heavy Industries Ltd.	2,518,000	11,382,724
Mitsubishi Logistics Corp.	27,000	385,183

Security	Shares	Value
Mitsubishi Materials Corp.	102,400	$3,506,569
Mitsubishi Motors Corp.	523,000	2,847,870
Mitsubishi Tanabe Pharma Corp.	179,200	3,595,939
Mitsubishi UFJ Financial Group Inc.	9,785,600	63,533,600
Mitsubishi UFJ Lease & Finance Co. Ltd.	353,800	1,895,105
Mitsui & Co. Ltd.	1,310,000	19,276,171
Mitsui Fudosan Co. Ltd.	430,000	9,994,182
Mitsui OSK Lines Ltd.	909,000	2,906,862
Mixi Inc.	25,600	1,113,142
Mizuho Financial Group Inc.	18,536,600	34,627,999
MS&AD Insurance Group Holdings Inc.	384,008	12,945,240
NEC Corp.	1,396,000	3,236,562
NH Foods Ltd.	25,000	682,878
Nikon Corp.[c]	98,800	1,601,688
Nippon Building Fund Inc.	1,024	5,894,310
Nippon Electric Glass Co. Ltd.	275,000	1,590,273
Nippon Express Co. Ltd.	733,000	3,900,218
Nippon Steel & Sumitomo Metal Corp.	614,400	14,934,982
Nippon Telegraph & Telephone Corp.	532,300	23,542,720
Nippon Yusen KK	1,243,000	2,649,967
Nissan Motor Co. Ltd.	1,858,300	18,471,576
Nisshin Seifun Group Inc.	73,330	1,118,433
Nissin Foods Holdings Co. Ltd.	22,300	1,180,617
NOK Corp.	73,300	1,492,370
Nomura Holdings Inc.	2,794,000	17,460,173
Nomura Real Estate Holdings Inc.	98,800	1,707,004
Nomura Real Estate Master Fund Inc.	2,008	3,137,528
Nomura Research Institute Ltd.	55,100	1,889,283
NSK Ltd.	332,800	4,061,889
Oji Holdings Corp.	256,000	1,137,020
ORIX Corp.	1,016,800	15,417,967
Osaka Gas Co. Ltd.	1,498,000	5,624,735
Panasonic Corp.	598,900	6,269,630
Resona Holdings Inc.	1,691,000	9,210,937
Ricoh Co. Ltd.	506,800	4,542,405
Rohm Co. Ltd.	47,800	3,074,146
Sankyo Co. Ltd.	47,800	1,602,887
SBI Holdings Inc./Japan	153,600	2,133,959

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2017

Security	Shares	Value
Sega Sammy Holdings Inc.	149,800	$2,363,267
Seiko Epson Corp.	230,400	4,770,707
Sekisui Chemical Co. Ltd.	307,200	5,031,995
Sekisui House Ltd.	455,800	7,403,334
Shinsei Bank Ltd.	1,536,000	2,660,626
Shizuoka Bank Ltd. (The)	385,000	3,368,643
Showa Shell Sekiyu KK	149,800	1,473,050
Sompo Holdings Inc.	281,600	10,250,915
Sony Financial Holdings Inc.	128,000	2,163,749
Sumitomo Chemical Co. Ltd.	1,243,000	6,658,041
Sumitomo Corp.	914,800	11,506,612
Sumitomo Electric Industries Ltd.	302,800	4,431,383
Sumitomo Heavy Industries Ltd.	478,000	3,303,433
Sumitomo Metal Mining Co. Ltd.	256,000	3,483,829
Sumitomo Mitsui Financial Group Inc.	1,042,300	41,210,547
Sumitomo Mitsui Trust Holdings Inc.	251,805	9,466,034
Sumitomo Rubber Industries Ltd.	124,300	1,948,830
Suzuken Co. Ltd./Aichi Japan	27,960	926,412
T&D Holdings Inc.	435,200	6,508,187
Taiheiyo Cement Corp.	988,000	3,466,667
Taisei Corp.	768,000	5,471,339
Taisho Pharmaceutical Holdings Co. Ltd.	11,800	997,877
Takashimaya Co. Ltd.	223,000	1,927,417
Takeda Pharmaceutical Co. Ltd.	277,300	11,636,377
Teijin Ltd.	98,800	2,094,042
THK Co. Ltd.	86,400	2,142,060
Tobu Railway Co. Ltd.	223,000	1,135,057
Tohoku Electric Power Co. Inc.	175,300	2,142,685
Tokio Marine Holdings Inc.	512,000	21,516,962
Tokyo Electric Power Co. Holdings Inc.[a]	548,100	2,108,171
Tokyo Electron Ltd.	124,300	12,929,629
Tokyo Gas Co. Ltd.	1,498,000	6,650,681
Tokyu Corp.	478,000	3,528,474
Tokyu Fudosan Holdings Corp.	396,800	2,329,867
TonenGeneral Sekiyu KK	223,000	2,632,618
Toppan Printing Co. Ltd.	379,000	3,733,609
Toyoda Gosei Co. Ltd.	47,800	1,155,352
Toyota Industries Corp.	124,300	6,028,674
Toyota Motor Corp.	2,062,316	120,615,488
Toyota Tsusho Corp.	153,600	4,243,358
Trend Micro Inc./Japan[a]	25,600	997,166

Security	Shares	Value
United Urban Investment Corp.	2,263	$3,620,398
USS Co. Ltd.	76,800	1,351,462
West Japan Railway Co.	124,300	8,126,564
Yamada Denki Co. Ltd.	481,500	2,660,386
Yamaguchi Financial Group Inc.	89,000	974,790
Yamaha Motor Co. Ltd.	128,000	2,676,544
Yokogawa Electric Corp.	102,400	1,642,766
Yokohama Rubber Co. Ltd. (The)	78,900	1,394,023

		1,220,870,269
NETHERLANDS — 1.96%
ABN AMRO Group NVb	217,538	5,113,281
Aegon NV	1,406,035	7,615,746
AerCap Holdings NVa	43,063	1,906,399
Akzo Nobel NV	190,357	12,917,087
Boskalis Westminster	69,573	2,575,550
ING Groep NV	2,982,542	42,707,847
Koninklijke DSM NV	91,765	5,851,057
Koninklijke KPN NV	1,720,003	4,951,863
NN Group NV	243,394	8,609,166
Randstad Holding NV	92,251	5,363,627

		97,611,623
NEW ZEALAND — 0.19%
Contact Energy Ltd.	562,798	1,968,310
Fletcher Building Ltd.	209,249	1,610,925
Meridian Energy Ltd.	1,035,308	1,996,401
Spark New Zealand Ltd.	1,409,605	3,627,665

		9,203,301
NORWAY — 0.78%
DNB ASA	749,407	12,533,001
Gjensidige Forsikring ASA	154,548	2,665,414
Norsk Hydro ASA	1,048,161	5,986,216
Orkla ASA	627,243	5,862,476
Statoil ASA	305,978	5,704,722
Yara International ASA	137,902	5,825,983

		38,577,812
PORTUGAL — 0.13%
EDP – Energias de Portugal SA	1,778,528	5,166,486
Galp Energia SGPS SA	78,140	1,150,153

		6,316,639
SINGAPORE — 1.32%
CapitaLand Commercial Trust	1,716,900	1,858,512
City Developments Ltd.	124,300	814,373
DBS Group Holdings Ltd.	1,359,500	18,306,158
Golden Agri-Resources Ltd.	3,140,900	947,532

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2017

Security	Shares	Value
Hutchison Port Holdings Trust	4,012,200	$1,705,185
Keppel Corp. Ltd.[c]	1,132,300	4,959,037
Oversea-Chinese Banking Corp. Ltd.	2,419,300	16,125,232
Singapore Press Holdings Ltd.[c]	359,100	879,397
Suntec REIT	1,942,200	2,385,013
United Overseas Bank Ltd.	1,016,900	15,100,474
UOL Group Ltd.	396,000	1,790,545
Yangzijiang Shipbuilding Holdings Ltd.	1,538,700	879,226

		65,750,684
SPAIN — 4.67%
Abertis Infraestructuras SA	549,715	7,868,552
ACS Actividades de Construccion y Servicios SA	162,181	4,991,662
Banco Bilbao Vizcaya Argentaria SA	5,114,469	34,683,228
Banco de Sabadell SA	4,243,605	6,392,974
Banco Santander SA	11,321,522	62,998,896
Bankia SA	3,823,366	4,028,615
Bankinter SA	590,483	4,744,535
CaixaBank SA	1,740,749	6,360,431
Enagas SA	84,196	2,065,488
Endesa SA	244,432	5,030,884
Ferrovial SA	280,446	5,076,557
Gas Natural SDG SA	268,912	5,178,728
Iberdrola SA	4,189,514	26,414,069
Iberdrola SA New[a]	82,441	519,777
International Consolidated Airlines Group SA	256,370	1,537,678
Mapfre SA	986,807	2,986,039
Red Electrica Corp. SA	119,519	2,135,084
Repsol SA	882,671	13,030,311
Telefonica SA	3,631,151	35,023,357
Zardoya Otis SA	124,234	1,047,226

		232,114,091
SWEDEN — 3.28%
Alfa Laval AB	150,864	2,816,533
Electrolux AB Class B	185,257	4,927,273
ICA Gruppen AB	63,176	2,064,769
Industrivarden AB Class C	126,141	2,444,436
Investor AB Class B	350,911	14,005,771
Kinnevik AB Class B	180,412	4,629,177
Nordea Bank AB	2,332,276	28,200,967
Sandvik AB	292,417	3,947,241

Security	Shares	Value
Skandinaviska Enskilda Banken AB Class A	1,161,144	$13,050,517
Skanska AB Class B	258,155	6,319,801
SKF AB Class B	305,444	6,149,692
Svenska Handelsbanken AB Class A	1,165,970	17,419,658
Swedbank AB Class A	694,732	17,571,754
Tele2 AB Class B	278,059	2,454,042
Telefonaktiebolaget LM Ericsson Class B	2,363,561	13,965,170
Telia Co. AB	2,003,527	8,129,530
Volvo AB Class B	1,185,843	15,166,245

		163,262,576
SWITZERLAND — 5.10%
ABB Ltd. Registered	725,841	17,237,436
Adecco Group AG Registered	125,731	8,971,683
Aryzta AG	67,286	1,852,309
Baloise Holding AG Registered	26,661	3,431,935
Cie. Financiere Richemont SA Class A Registered	201,067	15,631,298
Credit Suisse Group AG Registered	535,195	8,131,536
Julius Baer Group Ltd.	172,762	8,097,015
Novartis AG Registered	600,264	44,079,796
Pargesa Holding SA Bearer	15,315	1,019,085
Swatch Group AG (The) Bearer[c]	11,840	4,194,283
Swatch Group AG (The) Registered	38,172	2,669,641
Swiss Life Holding AG Registered	24,497	7,426,569
Swiss Prime Site AG Registered	52,752	4,400,456
Swiss Re AG	249,995	23,337,259
Swisscom AG Registered	19,927	8,785,977
Syngenta AG Registered	35,668	15,184,026
UBS Group AG	2,812,679	45,528,566
Zurich Insurance Group AG	115,929	33,312,256

		253,291,126
UNITED KINGDOM — 19.30%
3i Group PLC	739,996	6,516,926
Aberdeen Asset Management PLC	713,755	2,353,594
Admiral Group PLC	160,894	3,594,994
Antofagasta PLC	107,325	1,127,464
AstraZeneca PLC	972,183	51,296,982
Aviva PLC	3,104,140	18,624,473
Babcock International Group PLC	194,692	2,187,333
BAE Systems PLC	2,434,725	17,827,411

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2017

Security	Shares	Value
Barclays PLC	12,989,774	$35,863,490
Barratt Developments PLC	765,354	4,599,737
Berkeley Group Holdings PLC	63,686	2,243,455
BHP Billiton PLC	810,675	14,661,216
BP PLC	14,447,197	85,945,344
British Land Co. PLC (The)	738,397	5,415,940
BT Group PLC	6,500,382	24,849,262
Capita PLC	334,113	2,103,841
Centrica PLC	4,242,585	11,972,234
Cobham PLC	1,289,891	2,200,534
Direct Line Insurance Group PLC	1,058,949	4,729,539
Dixons Carphone PLC	749,762	2,979,809
easyJet PLC	116,184	1,388,626
G4S PLC	1,177,173	3,779,517
GKN PLC	1,320,642	5,705,593
Glencore PLC[a]	6,115,674	25,117,498
Hammerson PLC	597,697	4,109,478
HSBC Holdings PLC	15,289,519	130,110,633
IMI PLC	80,932	1,187,228
Inmarsat PLC	347,596	2,658,849
Intu Properties PLC	706,979	2,404,185
Investec PLC	319,106	2,254,240
ITV PLC	2,790,937	7,134,920
J Sainsbury PLC	1,242,009	4,029,874
Kingfisher PLC	1,733,148	7,330,755
Land Securities Group PLC	599,918	7,502,287
Legal & General Group PLC	4,540,987	13,419,880
Lloyds Banking Group PLC	49,323,569	40,291,670
Marks & Spencer Group PLC	1,237,916	5,225,154
Meggitt PLC	587,018	3,086,307
Mondi PLC	282,890	6,231,880
National Grid PLC	2,910,213	33,966,258
NEX Group PLC	19	137
Old Mutual PLC	3,778,400	9,873,242
Pearson PLC	630,132	4,907,243
Persimmon PLC	235,214	5,708,352
Petrofac Ltd.	201,342	2,322,839
Rio Tinto PLC	949,700	41,711,101
Rolls-Royce Holdings PLC	500,063	4,199,440
Royal Bank of Scotland Group PLC[a]	2,705,626	7,549,960
Royal Dutch Shell PLC Class A	3,329,097	89,944,578
Royal Dutch Shell PLC Class B	2,883,106	81,123,164
Royal Mail PLC	687,574	3,560,493
RSA Insurance Group PLC	772,782	5,575,782

Security	Shares	Value
Schroders PLC	101,171	$3,734,492
Segro PLC	631,311	3,665,476
Severn Trent PLC	88,000	2,513,182
Sky PLC	794,642	10,007,393
Smiths Group PLC	112,728	2,128,766
SSE PLC	783,546	14,678,260
Standard Chartered PLC[a]	2,524,107	24,582,169
Standard Life PLC	1,500,206	6,524,777
Tate & Lyle PLC	158,533	1,337,315
Taylor Wimpey PLC	2,515,155	5,287,575
TP ICAP PLC	845	4,940
Travis Perkins PLC	192,652	3,521,717
TUI AG	377,431	5,517,712
United Utilities Group PLC	395,281	4,560,271
William Hill PLC	682,305	2,222,419
Wm Morrison Supermarkets PLC	1,684,407	5,003,321

		959,794,526

TOTAL COMMON STOCKS
(Cost: $4,874,551,039)		4,919,138,453

PREFERRED STOCKS — 0.75%

GERMANY — 0.65%
Bayerische Motoren Werke AG	41,149	3,083,976
Porsche Automobil Holding SE	117,618	7,054,594
Volkswagen AG	142,302	22,129,777

		32,268,347
ITALY — 0.10%
Intesa Sanpaolo SpA	743,039	1,638,125
Telecom Italia SpA/Milano	4,762,059	3,404,316

		5,042,441

TOTAL PREFERRED STOCKS
(Cost: $39,630,455)		37,310,788

RIGHTS — 0.00%

SPAIN — 0.00%
ACS Actividades de Construccion y Servicios SAa	154,585	69,497

		69,497

TOTAL RIGHTS
(Cost: $73,458)		69,497

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.44%

MONEY MARKET FUNDS — 0.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	19,590,355	$19,596,232
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	2,322,872	2,322,872

		21,919,104

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,914,752)		21,919,104

TOTAL INVESTMENTS IN SECURITIES — 100.13%
(Cost: $4,936,169,704)[g]		4,978,437,842
Other Assets, Less Liabilities — (0.13)%		(6,356,229)

NET ASSETS — 100.00%		$4,972,081,613

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $5,099,431,218. Net unrealized depreciation was $120,993,376, of which $285,901,580 represented gross unrealized appreciation on securities and $406,894,956 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,918,618,670	$519,777	$6	$4,919,138,453
Preferred stocks	37,310,788	—	—	37,310,788
Rights	69,497	—	—	69,497
Money market funds	21,919,104	—	—	21,919,104

Total	$4,977,918,059	$519,777	$6	$4,978,437,842

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2017

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,288,350,580	$4,914,254,952
Affiliated (Note 2)	32,675,580	21,914,752

Total cost of investments	$2,321,026,160	$4,936,169,704

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,580,346,638	$4,956,518,738
Affiliated (Note 2)	32,680,959	21,919,104

Total fair value of investments	2,613,027,597	4,978,437,842
Foreign currency, at value[b]	1,962,630	7,249,877
Receivables:
Due from custodian (Note 4)	—	279,262
Dividends and interest	1,564,129	3,982,063
Tax reclaims	4,141,809	2,720,704
Foreign withholding tax claims (Note 7)	327,596	964,769

Total Assets	2,621,023,761	4,993,634,517

LIABILITIES
Payables:
Investment securities purchased	—	423,859
Collateral for securities on loan (Note 1)	31,339,189	19,589,707
Professional fees (Note 7)	3,276	9,648
Investment advisory fees (Note 2)	861,743	1,529,690

Total Liabilities	32,204,208	21,552,904

NET ASSETS	$2,588,819,553	$4,972,081,613

Net assets consist of:
Paid-in capital	$2,883,673,833	$5,355,454,116
Distributions in excess of net investment income	(3,158,906)	(5,669,427)
Accumulated net realized loss	(583,628,135)	(419,992,535)
Net unrealized appreciation	291,932,761	42,289,459

NET ASSETS	$2,588,819,553	$4,972,081,613

Shares outstanding[c]	39,200,000	102,400,000

Net asset value per share	$66.04	$48.56

[a]	Securities on loan with values of $29,995,623 and $15,024,353, respectively. See Note 1.
[b]	Cost of foreign currency: $1,898,274 and $7,182,583, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2017

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$16,147,324	$44,030,379
Dividends — affiliated (Note 2)	2,407	5,527
Securities lending income — affiliated — net (Note 2)	179,560	229,594
Foreign withholding tax claims (Note 7)	327,596	964,769

Total investment income	16,656,887	45,230,269

EXPENSES
Investment advisory fees (Note 2)	4,867,686	6,909,235
Professional fees (Note 7)	3,276	9,648

Total expenses	4,870,962	6,918,883

Net investment income	11,785,925	38,311,386

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(39,535,215)	(60,982,033)
Investments — affiliated (Note 2)	(905)	2,173
In-kind redemptions — unaffiliated	7,901,857	—
Foreign currency transactions	(57,284)	(1,648,142)
Realized gain distributions from affiliated funds	17	141

Net realized loss	(31,691,530)	(62,627,861)

Net change in unrealized appreciation/depreciation on:
Investments	(34,865,450)	347,787,405
Translation of assets and liabilities in foreign currencies	(9,525)	205,414

Net change in unrealized appreciation/depreciation	(34,874,975)	347,992,819

Net realized and unrealized gain (loss)	(66,566,505)	285,364,958

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(54,780,580)	$323,676,344

[a]	Net of foreign withholding tax of $927,968 and $2,280,507, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI EAFE Growth ETF		iShares MSCI EAFE Value ETF
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$11,785,925	$43,519,900	$38,311,386	$100,396,343
Net realized gain (loss)	(31,691,530)	22,525,653	(62,627,861)	(92,205,204)
Net change in unrealized appreciation/depreciation	(34,874,975)	(135,394,674)	347,992,819	(393,658,935)

Net increase (decrease) in net assets resulting from operations	(54,780,580)	(69,349,121)	323,676,344	(385,467,796)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(14,971,772)	(42,582,463)	(42,847,755)	(97,379,335)

Total distributions to shareholders	(14,971,772)	(42,582,463)	(42,847,755)	(97,379,335)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	313,289,716	759,278,167	1,784,050,213	518,819,687
Cost of shares redeemed	(25,319,010)	(305,360,798)	—	(82,189,590)

Net increase in net assets from capital share transactions	287,970,706	453,917,369	1,784,050,213	436,630,097

INCREASE (DECREASE) IN NET ASSETS	218,218,354	341,985,785	2,064,878,802	(46,217,034)

NET ASSETS
Beginning of period	2,370,601,199	2,028,615,414	2,907,202,811	2,953,419,845

End of period	$2,588,819,553	$2,370,601,199	$4,972,081,613	$2,907,202,811

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(3,158,906)	$26,941	$(5,669,427)	$(1,133,058)

SHARES ISSUED AND REDEEMED
Shares sold	4,800,000	11,200,000	37,600,000	11,200,000
Shares redeemed	(400,000)	(4,800,000)	—	(2,000,000)

Net increase in shares outstanding	4,400,000	6,400,000	37,600,000	9,200,000

See notes to financial statements.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Growth ETF
	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012
Net asset value, beginning of period	$68.12	$71.43	$70.68	$64.49	$54.16	$62.20

Income from investment operations:
Net investment income[a]	0.32 [b]	1.32	1.40	1.45	1.31	1.24
Net realized and unrealized gain (loss)[c]	(2.01)	(3.36)	0.72	6.28	10.37	(7.90)

Total from investment operations	(1.69)	(2.04)	2.12	7.73	11.68	(6.66)

Less distributions from:
Net investment income	(0.39)	(1.27)	(1.37)	(1.54)	(1.35)	(1.38)

Total distributions	(0.39)	(1.27)	(1.37)	(1.54)	(1.35)	(1.38)

Net asset value, end of period	$66.04	$68.12	$71.43	$70.68	$64.49	$54.16

Total return	(2.46)%[b,d]	(2.78)%	3.06%	11.99%	21.74%	(10.59)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,588,820	$2,370,601	$2,028,615	$1,696,271	$1,522,005	$1,213,111
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 7)[e]	0.40%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	0.97%[b]	2.01%	2.01%	2.08%	2.16%	2.29%
Portfolio turnover rate[f]	15%	26%	25%	27%	26%	26%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 7), which resulted in the following increases for the six months ended January 31, 2017.
• Net investment income per share by $0.01.
• Total return by 0.02%.
• Ratio of net investment income to average net assets by 0.03%.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Value ETF
	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012
Net asset value, beginning of period	$44.86	$53.12	$57.41	$51.00	$42.45	$50.84

Income from investment operations:
Net investment income[a]	0.52 [b]	1.71	1.83	2.66	1.80	1.90
Net realized and unrealized gain (loss)[c]	3.66	(8.42)	(4.25)	6.26	8.44	(8.33)

Total from investment operations	4.18	(6.71)	(2.42)	8.92	10.24	(6.43)

Less distributions from:
Net investment income	(0.48)	(1.55)	(1.87)	(2.51)	(1.69)	(1.96)

Total distributions	(0.48)	(1.55)	(1.87)	(2.51)	(1.69)	(1.96)

Net asset value, end of period	$48.56	$44.86	$53.12	$57.41	$51.00	$42.45

Total return	9.32%[b,d]	(12.59)%	(4.16)%	17.56%	24.39%	(12.52)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,972,082	$2,907,203	$2,953,420	$2,755,526	$2,040,181	$1,222,465
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 7)[e]	0.40%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	2.20%[b]	3.72%	3.40%	4.72%	3.69%	4.33%
Portfolio turnover rate[f]	13%	26%	25%	29%	27%	27%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 7), which resulted in the following increases for the six months ended January 31, 2017.
• Net investment income per share by $0.02.
• Total return by 0.02%.
• Ratio of net investment income to average net assets by 0.05%.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI EAFE Growth	Diversified
MSCI EAFE Value	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
MSCI EAFE Growth
Barclays Capital Inc.	$91,814	$91,814	$—
Citigroup Global Markets Inc.	1,285,017	1,285,017	—
Credit Suisse Securities (USA) LLC	3,454,125	3,454,125	—
Deutsche Bank Securities Inc.	1,158,143	1,158,143	—
Goldman Sachs & Co.	4,144,029	4,144,029	—
JPMorgan Securities LLC	101,150	101,150	—
Merrill Lynch, Pierce, Fenner & Smith	201,805	201,805	—
Morgan Stanley & Co. LLC	16,858,719	16,858,719	—
Nomura Securities International Inc.	841,750	841,750	—
State Street Bank & Trust Company	1,477,791	1,477,791	—
UBS AG	139,072	139,072	—
Wells Fargo Securities LLC	242,208	238,788	(3,420)

	$29,995,623	$29,992,203	$(3,420)

MSCI EAFE Value
Deutsche Bank Securities Inc.	$1,742,489	$1,742,489	$—
Goldman Sachs & Co.	2,988,427	2,988,427	—
JPMorgan Securities LLC	2,945,137	2,945,137	—
Merrill Lynch, Pierce, Fenner & Smith	185,824	185,824	—
Morgan Stanley & Co. LLC	4,829,136	4,829,136	—
Nomura Securities International Inc.	1,632,263	1,632,263	—
State Street Bank & Trust Company	676,760	676,760	—
Wells Fargo Securities LLC	24,317	24,317	—

	$15,024,353	$15,024,353	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares MSCI EAFE Growth ETF, BFA is entitled to an annual investment advisory fee of 0.40% based on the average daily net assets of the Fund.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares MSCI EAFE Value ETF, BFA is entitled to an annual investment advisory fee based on the average daily net assets of the Fund as follows:

Investment Advisory Fee	Average Daily Net Assets
0.40%	First $3 billion
0.38	Over $3 billion, up to and including $4.5 billion
0.36	Over $4.5 billion, up to and including $6 billion
0.34	Over $6 billion

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI EAFE Growth	$40,455
MSCI EAFE Value	47,509

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended January 31, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI EAFE Growth	$306,815,647	$221,937,342
MSCI EAFE Value	292,553,714	317,009,713

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2017 were as follows:

iShares ETF	Purchases	Sales
MSCI EAFE Growth	$405,541,341	$370,867,509
MSCI EAFE Value	491,788,083	451,048,476

In-kind transactions (see Note 4) for the six months ended January 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI EAFE Growth	$308,547,766	$25,010,773
MSCI EAFE Value	1,730,150,571	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2016, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI EAFE Growth	$105,968,747	$19,510,202	$255,395,852	$90,854,597	$471,729,398
MSCI EAFE Value	1,825,014	—	92,172,573	84,394,874	178,392,461

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7.	FOREIGN WITHHOLDING TAX CLAIMS

The Funds intend to file claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impact to the receivables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims resulting in the recovery of foreign withholding taxes were approved by the Board as appropriate expenses of the Funds.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-702-0117

JANUARY 31, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Adaptive Currency Hedged MSCI EAFE ETF | DEFA | BATS
➢	iShares Currency Hedged MSCI ACWI ETF | HACW | NYSE Arca
➢	iShares Currency Hedged MSCI ACWI ex U.S. ETF | HAWX | NYSE Arca
➢	iShares Currency Hedged MSCI EAFE ETF | HEFA | NYSE Arca
➢	iShares Currency Hedged MSCI EAFE Small-Cap ETF | HSCZ | NYSE Arca
➢	iShares MSCI ACWI ETF | ACWI | NASDAQ
➢	iShares MSCI ACWI ex U.S. ETF | ACWX | NASDAQ
➢	iShares MSCI EAFE ETF | EFA | NYSE Arca
➢	iShares MSCI EAFE Small-Cap ETF | SCZ | NASDAQ

Fund Performance Overview

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EAFE ETF

Performance as of January 31, 2017

The iShares Adaptive Currency Hedged MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities in Europe, Australasia, and the Far East while dynamically hedging currency risk for a U.S. dollar based investor, as represented by the MSCI EAFE® Adaptive Hedge to USD Index (“the Index”).

The Index applies a methodology, based on a hedge ratio as calculated by MSCI Inc., that sells the total value or a portion of the total value of each non-U.S. dollar currency in which the constituent securities are denominated in the form of a one-month currency contract to create a “hedge” against fluctuations in the relative value of the currencies in relation to the U.S. dollar. The hedge ratio is based on four commonly used indicators for measuring currency risk. The overall effect, since the four indicators are equally weighted, is that each foreign currency represented by constituent weights in the Index can be unhedged, 25% hedged, 50% hedged, 75% hedged or fully hedged relative to the U.S. dollar. In order to replicate the hedging component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE ETF. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 5.66%, net of fees, while the total return for the Index was 5.31%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.36%	11.28%	10.51%	9.36%	11.28%	10.51%
Since Inception	5.26%	5.59%	5.77%	5.66%	6.01%	6.19%

The inception date of the Fund was 1/5/16. The first day of secondary market trading was 1/7/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,056.60	$0.16	$1,000.00	$1,025.10	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 19 for more information.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EAFE ETF

ALLOCATION BY SECTOR1

As of 1/31/17

Sector	Percentage of Total Investments [2]

Financials	21.35%
Industrials	14.18
Consumer Discretionary	12.41
Consumer Staples	11.07
Health Care	10.53
Materials	8.23
Information Technology	5.57
Energy	5.18
Telecommunication Services	4.52
Real Estate	3.70
Utilities	3.26

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 1/31/17

Country	Percentage of Total Investments [2]

Japan	24.31%
United Kingdom	18.10
France	9.91
Germany	9.34
Switzerland	8.77
Australia	7.51
Hong Kong	3.39
Netherlands	3.22
Spain	3.13
Sweden	2.92

TOTAL	90.60%

[1]	Table shown is for the iShares MSCI EAFE ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

Performance as of January 31, 2017

The iShares Currency Hedged MSCI ACWI ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging equities while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI ACWI 100% Hedged to USD Index (“the Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the hedging component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI ACWI ETF. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 7.13%, net of fees, while the total return for the Index was 6.73%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.05%	8.49%	17.17%	17.05%	8.49%	17.17%
Since Inception	5.27%	5.27%	4.74%	8.53%	8.53%	7.63%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,071.30	$0.16	$1,000.00	$1,025.10	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 19 for more information.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

ALLOCATION BY SECTOR1

As of 1/31/17

Sector	Percentage of Total Investments [2]

Financials	18.55%
Information Technology	15.84
Consumer Discretionary	12.07
Health Care	11.09
Industrials	10.93
Consumer Staples	9.40
Energy	6.96
Materials	5.34
Telecommunication Services	3.59
Utilities	3.12
Real Estate	3.11

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 1/31/17

Country	Percentage of Total Investments [2]

United States	53.47%
Japan	7.92
United Kingdom	5.96
Canada	3.31
France	3.17
Germany	3.06
China	2.90
Switzerland	2.86
Australia	2.46
South Korea	1.60

TOTAL	86.71%

[1]	Table shown is for the iShares MSCI ACWI ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

Performance as of January 31, 2017

The iShares Currency Hedged MSCI ACWI ex U.S. ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging equities, excluding the U.S., while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI ACWI ex USA 100% Hedged to USD Index (“the Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the hedging component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI ACWI ex U.S. ETF. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 7.80%, net of fees, while the total return for the Index was 7.94%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.24%	5.24%	14.44%	13.24%	5.24%	14.44%
Since Inception	1.49%	1.55%	1.36%	2.39%	2.48%	2.17%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,078.00	$0.16	$1,000.00	$1,025.10	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 19 for more information.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

ALLOCATION BY SECTOR1

As of 1/31/17

Sector	Percentage of Total Investments [2]

Financials	23.39%
Industrials	11.74
Consumer Discretionary	11.48
Consumer Staples	9.81
Information Technology	9.52
Materials	8.18
Health Care	8.01
Energy	6.85
Telecommunication Services	4.74
Real Estate	3.31
Utilities	2.97

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 1/31/17

Country	Percentage of Total Investments [2]

Japan	17.02%
United Kingdom	12.71
Canada	7.11
France	6.89
Germany	6.49
China	6.26
Switzerland	6.12
Australia	5.27
South Korea	3.38
Taiwan	2.81

TOTAL	74.06%

[1]	Table shown is for the iShares MSCI ACWI ex U.S. ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

Performance as of January 31, 2017

The iShares Currency Hedged MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities in Europe, Australasia, and the Far East while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI EAFE® 100% Hedged to USD Index (“the Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the hedging component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE ETF. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 9.43%, net of fees, while the total return for the Index was 9.04%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.73%	11.81%	12.81%	11.73%	11.81%	12.81%
Since Inception	6.93%	6.95%	6.90%	22.27%	22.36%	22.17%

The inception date of the Fund was 1/31/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,094.30	$0.16	$1,000.00	$1,025.10	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 19 for more information.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

ALLOCATION BY SECTOR1

As of 1/31/17

Sector	Percentage of Total Investments [2]

Financials	21.35%
Industrials	14.18
Consumer Discretionary	12.41
Consumer Staples	11.07
Health Care	10.53
Materials	8.23
Information Technology	5.57
Energy	5.18
Telecommunication Services	4.52
Real Estate	3.70
Utilities	3.26

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 1/31/17

Country	Percentage of Total Investments [2]

Japan	24.31%
United Kingdom	18.10
France	9.91
Germany	9.34
Switzerland	8.77
Australia	7.51
Hong Kong	3.39
Netherlands	3.22
Spain	3.13
Sweden	2.92

TOTAL	90.60%

[1]	Table shown is for the iShares MSCI EAFE ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF

Performance as of January 31, 2017

The iShares Currency Hedged MSCI EAFE Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small capitalization developed market equities, excluding the U.S. and Canada, while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI EAFE Small-Cap 100% Hedged to USD Index (“the Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the hedging component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE Small-Cap ETF. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 9.67%, net of fees, while the total return for the Index was 8.99%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.99%	13.89%	14.94%	13.99%	13.89%	14.94%
Since Inception	6.52%	6.50%	6.18%	10.60%	10.56%	9.98%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,096.70	$0.16	$1,000.00	$1,025.10	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 19 for more information.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF

ALLOCATION BY SECTOR1

As of 1/31/17

Sector	Percentage of Total Investments [2]

Industrials	22.31%
Consumer Discretionary	15.57
Financials	11.76
Real Estate	10.79
Information Technology	10.48
Materials	9.56
Health Care	6.97
Consumer Staples	6.65
Energy	2.94
Utilities	1.86
Telecommunication Services	1.11

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 1/31/17

Country	Percentage of Total Investments [2]

Japan	31.56%
United Kingdom	17.57
Australia	6.61
Germany	6.16
Sweden	5.16
Switzerland	4.79
France	4.17
Italy	3.80
Spain	2.46
Hong Kong	2.44

TOTAL	84.72%

[1]	Table shown is for the iShares MSCI EAFE Small-Cap ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI ETF

Performance as of January 31, 2017

The iShares MSCI ACWI ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging market equities, as represented by the MSCI ACWI (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 5.04%, net of fees, while the total return for the Index was 4.95%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.02%	17.80%	17.93%	18.02%	17.80%	17.93%
5 Years	8.88%	8.92%	8.72%	52.99%	53.27%	51.88%
Since Inception	4.31%	4.32%	4.14%	45.27%	45.45%	43.23%

The inception date of the Fund was 3/26/08. The first day of secondary market trading was 3/28/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,050.40	$1.65	$1,000.00	$1,023.60	$1.63	0.32%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 19 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Financials	18.55%
Information Technology	15.84
Consumer Discretionary	12.07
Health Care	11.09
Industrials	10.93
Consumer Staples	9.40
Energy	6.96
Materials	5.34
Telecommunication Services	3.59
Utilities	3.12
Real Estate	3.11

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/17

Country	Percentage of Total Investments*

United States	53.47%
Japan	7.92
United Kingdom	5.96
Canada	3.31
France	3.17
Germany	3.06
China	2.90
Switzerland	2.86
Australia	2.46
South Korea	1.60

TOTAL	86.71%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview

iSHARES® MSCI ACWI ex U.S. ETF

Performance as of January 31, 2017

The iShares MSCI ACWI ex U.S. ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization non-U.S. equities, as represented by the MSCI ACWI ex USA Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 3.83%, net of fees, while the total return for the Index was 4.16%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.75%	14.92%	16.09%	15.75%	14.92%	16.09%
5 Years	4.21%	4.19%	4.36%	22.92%	22.80%	23.77%
Since Inception	0.44%	0.43%	0.83%	3.93%	3.89%	7.61%

The inception date of the Fund was 3/26/08. The first day of secondary market trading was 3/28/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,038.30	$1.64	$1,000.00	$1,023.60	$1.63	0.32%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 19 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Financials	23.39%
Industrials	11.74
Consumer Discretionary	11.48
Consumer Staples	9.81
Information Technology	9.52
Materials	8.18
Health Care	8.01
Energy	6.85
Telecommunication Services	4.74
Real Estate	3.31
Utilities	2.97

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/17

Country	Percentage of Total Investments*

Japan	17.02%
United Kingdom	12.71
Canada	7.11
France	6.89
Germany	6.49
China	6.26
Switzerland	6.12
Australia	5.27
South Korea	3.38
Taiwan	2.81

TOTAL	74.06%

*	Excludes money market funds.

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EAFE ETF

Performance as of January 31, 2017

The iShares MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 3.38%, net of fees, while the total return for the Index was 3.49%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.95%	10.86%	12.03%	11.95%	10.86%	12.03%
5 Years	5.93%	5.91%	6.04%	33.40%	33.26%	34.05%
10 Years	0.89%	0.78%	0.97%	9.26%	8.13%	10.13%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,033.80	$1.64	$1,000.00	$1,023.60	$1.63	0.32%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 19 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Financials	21.35%
Industrials	14.18
Consumer Discretionary	12.41
Consumer Staples	11.07
Health Care	10.53
Materials	8.23
Information Technology	5.57
Energy	5.18
Telecommunication Services	4.52
Real Estate	3.70
Utilities	3.26

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/17

Country	Percentage of Total Investments*

Japan	24.31%
United Kingdom	18.10
France	9.91
Germany	9.34
Switzerland	8.77
Australia	7.51
Hong Kong	3.39
Netherlands	3.22
Spain	3.13
Sweden	2.92

TOTAL	90.60%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	17

Fund Performance Overview

iSHARES® MSCI EAFE SMALL-CAP ETF

Performance as of January 31, 2017

The iShares MSCI EAFE Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE Small Cap Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 3.02%, net of fees, while the total return for the Index was 2.95%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.93%	13.66%	14.82%	14.93%	13.66%	14.82%
5 Years	9.52%	9.38%	9.57%	57.60%	56.59%	57.93%
Since Inception	2.91%	2.90%	3.03%	30.03%	29.90%	31.39%

The inception date of the Fund was 12/10/07. The first day of secondary market trading was 12/12/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,030.20	$2.05	$1,000.00	$1,023.20	$2.04	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 19 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Industrials	22.31%
Consumer Discretionary	15.57
Financials	11.76
Real Estate	10.79
Information Technology	10.48
Materials	9.56
Health Care	6.97
Consumer Staples	6.65
Energy	2.94
Utilities	1.86
Telecommunication Services	1.11

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/17

Country	Percentage of Total Investments*

Japan	31.56%
United Kingdom	17.57
Australia	6.61
Germany	6.16
Sweden	5.16
Switzerland	4.79
France	4.17
Italy	3.80
Spain	2.46
Hong Kong	2.44

TOTAL	84.72%

*	Excludes money market funds.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2016 and held through January 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	19

Schedule of Investments (Unaudited)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.80%

EXCHANGE-TRADED FUNDS — 99.80%
iShares MSCI EAFE ETF[a]	41,611	$2,481,264

		2,481,264

TOTAL INVESTMENT COMPANIES
(Cost: $2,401,036)		2,481,264

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[b,c]	1,202	1,202

		1,202

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,202)		1,202

Value
TOTAL INVESTMENTS IN SECURITIES — 99.85%
(Cost: $2,402,238)[d]	$2,482,466
Other Assets, Less Liabilities — 0.15%	3,761

NET ASSETS — 100.00%	$2,486,227

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,403,701. Net unrealized appreciation was $78,765, of which $80,228 represented gross unrealized appreciation on securities and $1,463 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI EAFE ETF	41,122	2,153	(1,664)	41,611	$2,481,264	$25,173	$1,570

Schedule 2 — Forward Currency Contracts (Note 6)

Forward currency contracts outstanding as of January 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
DKK	214,000	USD	31,063	MS	02/03/2017	$4
GBP	182,000	USD	227,994	MS	02/03/2017	965
ILS	6,000	USD	1,559	BNP	02/03/2017	32
SEK	317,000	USD	36,229	MS	02/03/2017	13
USD	39,853	HKD	309,000	BNP	02/03/2017	28
AUD	66,000	USD	50,003	MS	03/03/2017	17
EUR	10,000	USD	10,806	MS	03/03/2017	1
NZD	2,000	USD	1,465	MS	03/03/2017	2
USD	144,339	AUD	190,000	MS	03/03/2017	343
USD	164,322	CHF	162,000	MS	03/03/2017	373
USD	577,086	EUR	534,000	MS	03/03/2017	8
USD	107,000	GBP	85,000	MS	03/03/2017	15
USD	79,041	HKD	613,000	MS	03/03/2017	9
USD	3,188	ILS	12,000	MS	03/03/2017	2
USD	616,547	JPY	69,092,000	MS	03/03/2017	4,138

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EAFE ETF

January 31, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	8,622	NOK	71,000	MS	03/03/2017	$12
USD	3,670	NZD	5,000	MS	03/03/2017	5
USD	23,450	SGD	33,000	MS	03/03/2017	29

						5,996

AUD	190,000	USD	144,436	MS	02/03/2017	(343)
CHF	162,000	USD	164,100	MS	02/03/2017	(381)
EUR	534,000	USD	576,498	MS	02/03/2017	(26)
HKD	22,000	USD	2,839	BNP	02/03/2017	(3)
HKD	287,000	USD	36,997	MS	02/03/2017	(7)
ILS	12,000	USD	3,186	MS	02/03/2017	(3)
JPY	69,092,000	USD	616,070	MS	02/03/2017	(4,135)
NOK	71,000	USD	8,620	MS	02/03/2017	(12)
NZD	5,000	USD	3,674	MS	02/03/2017	(5)
SGD	33,000	USD	23,446	MS	02/03/2017	(30)
USD	137,086	AUD	190,000	BNP	02/03/2017	(7,006)
USD	159,690	CHF	162,000	BNP	02/03/2017	(4,029)
USD	30,391	DKK	214,000	BNP	02/03/2017	(677)
USD	563,773	EUR	534,000	BNP	02/03/2017	(12,698)
USD	225,016	GBP	182,000	BNP	02/03/2017	(3,943)
USD	4,679	ILS	18,000	BNP	02/03/2017	(96)
USD	593,013	JPY	69,092,000	BNP	02/03/2017	(18,921)
USD	8,248	NOK	71,000	BNP	02/03/2017	(360)
USD	3,474	NZD	5,000	BNP	02/03/2017	(195)
USD	34,958	SEK	317,000	BNP	02/03/2017	(1,284)
USD	22,812	SGD	33,000	BNP	02/03/2017	(603)
CHF	1,000	USD	1,013	MS	03/03/2017	(1)
JPY	17,347,000	USD	154,055	MS	03/03/2017	(297)
NOK	1,000	USD	121	MS	03/03/2017	—
USD	31,096	DKK	214,000	MS	03/03/2017	(6)
USD	228,103	GBP	182,000	MS	03/03/2017	(971)
USD	54,000	SEK	472,000	MS	03/03/2017	(29)
USD	710	SGD	1,000	MS	03/03/2017	—

						(56,061)

			Net unrealized depreciation			$(50,065)

Counterparties:

BNP — BNP Paribas SA

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EAFE ETF

January 31, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$2,481,264	$—	$—	$2,481,264
Money market funds	1,202	—	—	1,202

Total	$2,482,466	$—	$—	$2,482,466

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$5,996	$—	$5,996
Liabilities:
Forward currency contracts	—	(56,061)	—	(56,061)

Total	$—	$(50,065)	$—	$(50,065)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

January 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.36%

EXCHANGE-TRADED FUNDS — 100.36%
iShares MSCI ACWI ETF[a]	41,582	$2,531,928

		2,531,928

TOTAL INVESTMENT COMPANIES
(Cost: $2,481,613)		2,531,928

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[b,c]	1,180	1,180

		1,180

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,180)		1,180

Value
TOTAL INVESTMENTS IN SECURITIES — 100.41%
(Cost: $2,482,793)[d]	$2,533,108
Other Assets, Less Liabilities — (0.41)%	(10,405)

NET ASSETS — 100.00%	$2,522,703

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,484,450. Net unrealized appreciation was $48,658, of which $50,315 represented gross unrealized appreciation on securities and $1,657 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI ACWI ETF	20,451	22,041	(910)	41,582	$2,531,928	$23,048	$(87)

Schedule 2 — Forward Currency Contracts (Note 6)

Forward currency contracts outstanding as of January 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	83,000	USD	62,633	MS	02/03/2017	$313
BRL	2,000	USD	611	BNP	02/03/2017	24
BRL	66,000	USD	20,820	MS	02/03/2017	119
CAD	110,000	USD	83,963	MS	02/03/2017	572
CHF	71,000	USD	71,051	MS	02/03/2017	702
CLP	2,893,000	USD	4,451	MS	02/03/2017	9
DKK	94,000	USD	13,524	MS	02/03/2017	122
EUR	239,000	USD	255,725	MS	02/03/2017	2,284
GBP	119,000	USD	149,269	MS	02/03/2017	435
ILS	8,000	USD	2,112	MS	02/03/2017	11
INR	23,000	USD	338	BNP	02/03/2017	2
INR	1,458,000	USD	21,416	MS	02/03/2017	88
JPY	266,000	USD	2,280	BNP	02/03/2017	76
JPY	22,682,000	USD	197,360	MS	02/03/2017	3,531
KRW	57,490,000	USD	49,091	MS	02/03/2017	444

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

January 31, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
MXN	192,000	USD	9,091	MS	02/03/2017	$115
NOK	46,000	USD	5,520	MS	02/03/2017	57
NZD	2,000	USD	1,453	MS	02/03/2017	15
RUB	584,000	USD	9,706	MS	02/03/2017	1
SEK	1,000	USD	110	BNP	02/03/2017	4
SEK	208,000	USD	23,544	MS	02/03/2017	236
SGD	14,000	USD	9,813	MS	02/03/2017	121
TRY	10,000	USD	2,575	MS	02/03/2017	74
USD	81,881	HKD	635,000	BNP	02/03/2017	38
USD	9,261	MXN	192,000	BNP	02/03/2017	56
USD	2,810	TRY	10,000	BNP	02/03/2017	161
ZAR	1,000	USD	73	BNP	02/03/2017	2
ZAR	255,000	USD	18,891	MS	02/03/2017	30
TWD	13,000	USD	401	BNP	02/06/2017	15
TWD	1,420,000	USD	45,122	MS	02/06/2017	310
AUD	1,000	USD	758	MS	03/03/2017	—
CAD	2,000	USD	1,536	MS	03/03/2017	1
INR	3,000	USD	44	MS	03/03/2017	—
RUB	9,000	USD	148	MS	03/03/2017	1
SEK	1,000	USD	114	MS	03/03/2017	—
TWD	4,000	USD	129	MS	03/03/2017	—
USD	1,575	BRL	5,000	MS	03/03/2017	—
USD	1,015	CHF	1,000	MS	03/03/2017	3
USD	83	CLP	54,000	MS	03/03/2017	—
USD	145	DKK	1,000	MS	03/03/2017	—
USD	1,082	EUR	1,000	MS	03/03/2017	1
USD	77,874	HKD	604,000	MS	03/03/2017	2
USD	2,480	JPY	279,000	MS	03/03/2017	7
USD	240	MXN	5,000	MS	03/03/2017	1
USD	122	NOK	1,000	MS	03/03/2017	—
USD	229	SEK	2,000	MS	03/03/2017	—
USD	710	SGD	1,000	MS	03/03/2017	—
ZAR	2,000	USD	147	MS	03/03/2017	—

						9,983

HKD	31,000	USD	4,000	BNP	02/03/2017	(5)
HKD	604,000	USD	77,849	MS	02/03/2017	(2)
USD	59,723	AUD	83,000	BNP	02/03/2017	(3,222)
USD	19,436	BRL	64,000	BNP	02/03/2017	(868)
USD	304	BRL	1,000	CITI	02/03/2017	(13)
USD	912	BRL	3,000	MS	02/03/2017	(40)
USD	81,190	CAD	110,000	BNP	02/03/2017	(3,345)
USD	69,445	CHF	71,000	BNP	02/03/2017	(2,308)
USD	4,323	CLP	2,893,000	BNP	02/03/2017	(138)
USD	13,243	DKK	94,000	BNP	02/03/2017	(404)
USD	250,599	EUR	239,000	BNP	02/03/2017	(7,410)
USD	145,813	GBP	119,000	BNP	02/03/2017	(3,891)
USD	2,080	ILS	8,000	BNP	02/03/2017	(42)
USD	21,128	INR	1,441,000	BNP	02/03/2017	(125)
USD	586	INR	40,000	MS	02/03/2017	(4)
USD	196,815	JPY	22,948,000	BNP	02/03/2017	(6,431)
USD	46,442	KRW	56,177,000	BNP	02/03/2017	(1,961)
USD	1,085	KRW	1,313,000	MS	02/03/2017	(46)
USD	5,303	NOK	46,000	BNP	02/03/2017	(274)
USD	1,389	NZD	2,000	BNP	02/03/2017	(79)
USD	9,472	RUB	579,000	BNP	02/03/2017	(153)
USD	82	RUB	5,000	MS	02/03/2017	(1)

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

January 31, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	22,901	SEK	209,000	BNP	02/03/2017	$(994)
USD	9,651	SGD	14,000	BNP	02/03/2017	(283)
USD	18,606	ZAR	256,000	BNP	02/03/2017	(389)
USD	43,165	TWD	1,394,000	BNP	02/06/2017	(1,435)
USD	1,207	TWD	39,000	MS	02/06/2017	(41)
BRL	2,000	USD	630	MS	03/03/2017	—
CHF	1,000	USD	1,013	MS	03/03/2017	(1)
CLP	49,000	USD	75	MS	03/03/2017	—
DKK	1,000	USD	145	MS	03/03/2017	—
EUR	3,000	USD	3,243	MS	03/03/2017	(1)
GBP	1,000	USD	1,259	MS	03/03/2017	—
JPY	107,000	USD	951	MS	03/03/2017	(3)
KRW	160,000	USD	139	MS	03/03/2017	—
MXN	2,000	USD	96	MS	03/03/2017	—
USD	62,588	AUD	83,000	MS	03/03/2017	(315)
USD	20,667	BRL	66,000	MS	03/03/2017	(124)
USD	83,988	CAD	110,000	MS	03/03/2017	(570)
USD	71,151	CHF	71,000	MS	03/03/2017	(703)
USD	4,442	CLP	2,893,000	MS	03/03/2017	(10)
USD	13,541	DKK	94,000	MS	03/03/2017	(121)
USD	256,004	EUR	239,000	MS	03/03/2017	(2,276)
USD	149,342	GBP	119,000	MS	03/03/2017	(437)
USD	4,770	HKD	37,000	MS	03/03/2017	—
USD	2,113	ILS	8,000	MS	03/03/2017	(10)
USD	22,598	INR	1,544,000	MS	03/03/2017	(204)
USD	197,523	JPY	22,682,000	MS	03/03/2017	(3,522)
USD	51,033	KRW	59,745,000	MS	03/03/2017	(854)
USD	9,053	MXN	192,000	MS	03/03/2017	(116)
USD	5,521	NOK	46,000	MS	03/03/2017	(57)
USD	1,451	NZD	2,000	MS	03/03/2017	(15)
USD	9,805	RUB	594,000	MS	03/03/2017	(37)
USD	23,575	SEK	208,000	MS	03/03/2017	(235)
USD	9,814	SGD	14,000	MS	03/03/2017	(123)
USD	2,817	TRY	11,000	MS	03/03/2017	(75)
USD	46,103	TWD	1,450,000	MS	03/03/2017	(506)
USD	18,944	ZAR	257,000	MS	03/03/2017	(32)

						(44,251)

			Net unrealized depreciation			$(34,268)

Counterparties:

BNP — BNP Paribas SA

CITI — Citibank N.A. London

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

January 31, 2017

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — Taiwan New Dollar

USD — United States Dollar

ZAR — South African Rand

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$2,531,928	$—	$—	$2,531,928
Money market funds	1,180	—	—	1,180

Total	$2,533,108	$—	$—	$2,533,108

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$9,983	$—	$9,983
Liabilities:
Forward currency contracts	—	(44,251)	—	(44,251)

Total	$—	$(34,268)	$—	$(34,268)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

January 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.97%

EXCHANGE-TRADED FUNDS — 100.97%
iShares MSCI ACWI ex U.S. ETF[a,b]	1,355,488	$56,672,953

		56,672,953

TOTAL INVESTMENT COMPANIES
(Cost: $55,099,788)		56,672,953

SHORT-TERM INVESTMENTS — 28.47%

MONEY MARKET FUNDS — 28.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	15,948,216	15,953,000
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	24,375	24,375

		15,977,375

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,977,375)		15,977,375

Value
TOTAL INVESTMENTS IN SECURITIES — 129.44%
(Cost: $71,077,163)[f]	$72,650,328
Other Assets, Less Liabilities — (29.44)%	(16,524,481)

NET ASSETS — 100.00%	$56,125,847

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $71,091,284. Net unrealized appreciation was $1,559,044, of which $1,573,165 represented gross unrealized appreciation on securities and $14,121 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI ACWI ex U.S. ETF	54,429	1,337,846	(36,787)	1,355,488	$56,672,953	$397,956	$(106,576)

Schedule 2 — Forward Currency Contracts (Note 6)

Forward currency contracts outstanding as of January 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	4,000	USD	2,992	BNP	02/03/2017	$41
AUD	3,793,000	USD	2,862,243	MS	02/03/2017	14,299
BRL	4,000	USD	1,246	BNP	02/03/2017	23
BRL	3,012,000	USD	950,158	MS	02/03/2017	5,428
CAD	50,000	USD	37,412	BNP	02/03/2017	1,014
CAD	4,995,000	USD	3,812,689	MS	02/03/2017	25,987
CHF	29,000	USD	28,640	BNP	02/03/2017	668
CHF	3,245,000	USD	3,247,330	MS	02/03/2017	32,090
CLP	3,425,000	USD	5,109	BNP	02/03/2017	172
CLP	132,081,000	USD	203,202	MS	02/03/2017	432
DKK	4,000	USD	574	BNP	02/03/2017	7

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

January 31, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
DKK	4,273,000	USD	614,780	MS	02/03/2017	$5,554
EUR	33,000	USD	34,980	BNP	02/03/2017	645
EUR	10,890,000	USD	11,652,093	MS	02/03/2017	104,048
GBP	4,000	USD	4,934	BNP	02/03/2017	98
GBP	5,445,000	USD	6,829,989	MS	02/03/2017	19,919
ILS	1,000	USD	260	BNP	02/03/2017	5
ILS	356,000	USD	93,973	MS	02/03/2017	470
INR	1,691,000	USD	24,820	BNP	02/03/2017	120
INR	66,624,000	USD	978,613	MS	02/03/2017	4,010
JPY	27,515,000	USD	236,350	BNP	02/03/2017	7,345
JPY	1,034,629,000	USD	9,002,467	MS	02/03/2017	161,043
KRW	30,153,000	USD	25,044	BNP	02/03/2017	936
KRW	2,624,575,000	USD	2,241,119	MS	02/03/2017	20,276
MXN	11,000	USD	516	BNP	02/03/2017	12
MXN	8,773,000	USD	415,400	MS	02/03/2017	5,238
NOK	6,000	USD	704	BNP	02/03/2017	24
NOK	2,115,000	USD	253,818	MS	02/03/2017	2,608
NZD	95,000	USD	68,994	MS	02/03/2017	706
RUB	454,000	USD	7,397	BNP	02/03/2017	149
RUB	26,654,000	USD	442,978	MS	02/03/2017	65
SEK	192,000	USD	21,196	BNP	02/03/2017	755
SEK	9,489,000	USD	1,074,081	MS	02/03/2017	10,781
SGD	15,000	USD	10,381	BNP	02/03/2017	262
SGD	654,000	USD	458,390	MS	02/03/2017	5,659
TRY	441,000	USD	113,562	MS	02/03/2017	3,251
USD	155,420	GBP	123,000	BNP	02/03/2017	684
USD	3,665,957	HKD	28,430,000	BNP	02/03/2017	1,736
USD	385,165	MXN	7,985,000	BNP	02/03/2017	2,310
USD	20,029	RUB	1,196,000	BNP	02/03/2017	149
USD	120,892	TRY	431,000	BNP	02/03/2017	6,727
USD	20,191	ZAR	268,000	BNP	02/03/2017	306
ZAR	52,000	USD	3,785	BNP	02/03/2017	73
ZAR	11,658,000	USD	863,632	MS	02/03/2017	1,380
TWD	1,144,000	USD	35,367	BNP	02/06/2017	1,234
TWD	64,845,000	USD	2,060,534	MS	02/06/2017	14,136
AUD	43,000	USD	32,587	MS	03/03/2017	2
CAD	124,000	USD	95,197	MS	03/03/2017	124
ILS	7,000	USD	1,858	MS	03/03/2017	—
INR	278,000	USD	4,105	MS	03/03/2017	1
RUB	507,000	USD	8,361	MS	03/03/2017	40
SEK	88,000	USD	10,066	MS	03/03/2017	7
TWD	284,000	USD	9,126	MS	03/03/2017	3
USD	130,305	BRL	412,000	MS	03/03/2017	520
USD	14,738	CLP	9,565,000	MS	03/03/2017	21
USD	3,811,460	HKD	29,562,000	MS	03/03/2017	120
USD	33,174	MXN	692,000	MS	03/03/2017	127
USD	2,674	NOK	22,000	MS	03/03/2017	7
USD	16,330	SGD	23,000	MS	03/03/2017	6
ZAR	196,000	USD	14,458	MS	03/03/2017	13

						463,866

GBP	3,000	USD	3,779	BNP	02/03/2017	(5)
HKD	814,000	USD	105,030	BNP	02/03/2017	(117)
HKD	27,616,000	USD	3,559,399	MS	02/03/2017	(92)
MXN	1,000	USD	48	BNP	02/03/2017	—
RUB	17,000	USD	284	BNP	02/03/2017	(2)
TRY	1,000	USD	283	BNP	02/03/2017	(18)

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

January 31, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	2,739,531	AUD	3,797,000	BNP	02/03/2017	$(140,044)
USD	906,059	BRL	2,977,000	BNP	02/03/2017	(38,423)
USD	7,902	BRL	26,000	CITI	02/03/2017	(347)
USD	3,950	BRL	13,000	MS	02/03/2017	(174)
USD	3,732,713	CAD	5,045,000	BNP	02/03/2017	(144,388)
USD	3,205,526	CHF	3,274,000	BNP	02/03/2017	(103,202)
USD	202,679	CLP	135,506,000	BNP	02/03/2017	(6,235)
USD	603,182	DKK	4,277,000	BNP	02/03/2017	(17,733)
USD	11,463,789	EUR	10,923,000	BNP	02/03/2017	(327,977)
USD	6,530,220	GBP	5,329,000	BNP	02/03/2017	(173,757)
USD	92,882	ILS	357,000	BNP	02/03/2017	(1,826)
USD	999,382	INR	68,151,000	BNP	02/03/2017	(5,763)
USD	2,403	INR	164,000	MS	02/03/2017	(15)
USD	9,119,766	JPY	1,062,144,000	BNP	02/03/2017	(287,439)
USD	2,195,112	KRW	2,649,315,000	BNP	02/03/2017	(87,600)
USD	4,474	KRW	5,413,000	MS	02/03/2017	(190)
USD	37,327	MXN	800,000	BNP	02/03/2017	(1,030)
USD	245,009	NOK	2,121,000	BNP	02/03/2017	(12,145)
USD	66,082	NZD	95,000	BNP	02/03/2017	(3,617)
USD	424,029	RUB	25,906,000	BNP	02/03/2017	(6,581)
USD	378	RUB	23,000	MS	02/03/2017	(5)
USD	1,062,470	SEK	9,681,000	BNP	02/03/2017	(44,342)
USD	461,868	SGD	669,000	BNP	02/03/2017	(12,824)
USD	2,869	TRY	11,000	BNP	02/03/2017	(44)
USD	832,565	ZAR	11,449,000	BNP	02/03/2017	(16,940)
ZAR	7,000	USD	523	BNP	02/03/2017	(4)
USD	2,041,906	TWD	65,831,000	BNP	02/06/2017	(64,311)
USD	4,891	TWD	158,000	MS	02/06/2017	(165)
AUD	74,000	USD	56,139	MS	03/03/2017	(57)
BRL	102,000	USD	32,146	MS	03/03/2017	(15)
CHF	49,000	USD	49,659	MS	03/03/2017	(70)
CLP	2,621,000	USD	4,035	MS	03/03/2017	(2)
DKK	33,000	USD	4,798	MS	03/03/2017	(2)
EUR	271,000	USD	293,025	MS	03/03/2017	(163)
GBP	146,000	USD	183,778	MS	03/03/2017	(16)
HKD	68,000	USD	8,768	MS	03/03/2017	(1)
ILS	4,000	USD	1,063	MS	03/03/2017	(1)
JPY	7,964,000	USD	70,787	MS	03/03/2017	(197)
KRW	12,741,000	USD	11,066	MS	03/03/2017	(1)
MXN	91,000	USD	4,350	MS	03/03/2017	(4)
NOK	41,000	USD	4,972	MS	03/03/2017	(1)
NZD	2,000	USD	1,467	MS	03/03/2017	(1)
SEK	29,000	USD	3,322	MS	03/03/2017	(2)
SGD	3,000	USD	2,130	MS	03/03/2017	(1)
USD	3,049,562	AUD	4,044,000	MS	03/03/2017	(15,274)
USD	943,166	BRL	3,012,000	MS	03/03/2017	(5,647)
USD	4,067,753	CAD	5,328,000	MS	03/03/2017	(27,963)
USD	3,470,258	CHF	3,462,000	MS	03/03/2017	(33,395)
USD	202,787	CLP	132,081,000	MS	03/03/2017	(449)
USD	656,841	DKK	4,560,000	MS	03/03/2017	(5,893)
USD	12,443,279	EUR	11,617,000	MS	03/03/2017	(110,868)
USD	7,285,475	GBP	5,807,000	MS	03/03/2017	(23,492)
USD	162,692	HKD	1,262,000	MS	03/03/2017	(14)
USD	100,407	ILS	380,000	MS	03/03/2017	(470)
USD	1,086,057	INR	74,194,000	MS	03/03/2017	(9,646)
USD	9,622,608	JPY	1,104,274,000	MS	03/03/2017	(165,315)
USD	2,452,102	KRW	2,871,105,000	MS	03/03/2017	(41,378)

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

January 31, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	413,642	MXN	8,773,000	MS	03/03/2017	$(5,317)
USD	271,186	NOK	2,259,000	MS	03/03/2017	(2,757)
USD	75,489	NZD	104,000	MS	03/03/2017	(748)
USD	471,550	RUB	28,561,000	MS	03/03/2017	(1,712)
USD	1,147,680	SEK	10,126,000	MS	03/03/2017	(11,419)
USD	490,815	SGD	700,000	MS	03/03/2017	(5,999)
USD	130,761	TRY	510,000	MS	03/03/2017	(3,291)
USD	2,215,399	TWD	69,672,000	MS	03/03/2017	(24,138)
USD	916,551	ZAR	12,437,000	MS	03/03/2017	(1,732)

						(1,994,806)

			Net unrealized depreciation			$(1,530,940)

Counterparties:

BNP — BNP Paribas SA

CITI — Citibank N.A. London

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — Taiwan New Dollar

USD — United States Dollar

ZAR — South African Rand

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

January 31, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$56,672,953	$—	$—	$56,672,953
Money market funds	15,977,375	—	—	15,977,375

Total	$72,650,328	$—	$—	$72,650,328

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$463,866	$—	$463,866
Liabilities:
Forward currency contracts	—	(1,994,806)	—	(1,994,806)

Total	$—	$(1,530,940)	$—	$(1,530,940)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.97%

EXCHANGE-TRADED FUNDS — 100.97%
iShares MSCI EAFE ETF[a]	58,314,649	$3,477,302,520

		3,477,302,520

TOTAL INVESTMENT COMPANIES
(Cost: $3,632,008,713)		3,477,302,520

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[b,c]	871,669	871,669

		871,669

TOTAL SHORT-TERM INVESTMENTS
(Cost: $871,669)		871,669

Value
TOTAL INVESTMENTS IN SECURITIES — 101.00%
(Cost: $3,632,880,382)[d]	$3,478,174,189
Other Assets, Less Liabilities — (1.00)%	(34,349,356)

NET ASSETS — 100.00%	$3,443,824,833

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $3,685,890,725. Net unrealized depreciation was $207,716,536, of which $ — represented gross unrealized appreciation on securities and $207,716,536 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI EAFE ETF	61,708,842	18,049,270	(21,443,463)	58,314,649	$3,477,302,520	$31,865,172	$(27,371,023)

Schedule 2 — Forward Currency Contracts (Note 6)

Forward currency contracts outstanding as of January 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	247,239,000	USD	186,368,486	BNP	02/03/2017	$1,133,036
AUD	105,692,000	USD	79,667,459	CITI	02/03/2017	487,415
CHF	396,000	USD	392,065	BNP	02/03/2017	8,135
CHF	150,899,000	USD	151,140,825	CITI	02/03/2017	1,358,767
CHF	150,899,000	USD	150,856,685	MS	02/03/2017	1,642,907
DKK	241,699,000	USD	34,636,344	BNP	02/03/2017	452,394
DKK	155,916,000	USD	22,342,625	CITI	02/03/2017	292,535
EUR	680,595,000	USD	725,291,864	BNP	02/03/2017	9,434,577
EUR	313,183,000	USD	334,189,750	CITI	02/03/2017	3,902,407
GBP	366,426,000	USD	457,918,378	BNP	02/03/2017	3,052,079
GBP	140,246,000	USD	175,439,191	CITI	02/03/2017	992,784
HKD	401,335,500	USD	51,725,825	MS	02/03/2017	581
ILS	12,059,000	USD	3,188,069	BNP	02/03/2017	11,050
ILS	21,233,000	USD	5,618,126	CITI	02/03/2017	14,753

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

January 31, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
JPY	70,143,510,000	USD	614,009,135	BNP	02/03/2017	$7,238,435
JPY	27,267,024,000	USD	239,196,591	CITI	02/03/2017	2,302,194
NOK	146,781,000	USD	17,606,898	BNP	02/03/2017	189,080
NOK	49,950,000	USD	5,992,236	CITI	02/03/2017	63,787
NZD	7,103,000	USD	5,152,990	BNP	02/03/2017	58,328
NZD	1,811,000	USD	1,313,801	CITI	02/03/2017	14,891
SEK	618,544,000	USD	69,836,349	BNP	02/03/2017	880,741
SEK	268,705,000	USD	30,336,952	CITI	02/03/2017	383,637
SGD	36,305,000	USD	25,437,790	BNP	02/03/2017	322,626
SGD	24,694,000	USD	17,303,623	CITI	02/03/2017	218,143
USD	3,451,657	GBP	2,742,000	BNP	02/03/2017	2,172
USD	70,443,345	HKD	546,298,000	BNP	02/03/2017	33,347
USD	38,660,464	HKD	299,828,000	CITI	02/03/2017	16,923
USD	6,698,205	JPY	754,163,000	BNP	02/03/2017	18,729
ILS	584,000	USD	155,015	MS	03/03/2017	17
SEK	6,547,000	USD	749,219	CITI	03/03/2017	200
USD	919,361	AUD	1,213,000	SSB	03/03/2017	62
USD	176,600	DKK	1,214,000	MS	03/03/2017	161
USD	256,444	HKD	1,989,000	MS	03/03/2017	8
USD	3,352,090	JPY	377,079,000	MS	03/03/2017	9,785
USD	375,875	NOK	3,092,000	MS	03/03/2017	917
USD	216,817	SEK	1,893,000	MS	03/03/2017	130
USD	1,787,049	SGD	2,517,000	MS	03/03/2017	648

						34,538,381

HKD	46,119,000	USD	5,950,606	BNP	02/03/2017	(6,527)
HKD	401,335,500	USD	51,726,825	CITI	02/03/2017	(419)
USD	178,315,581	AUD	247,239,000	BNP	02/03/2017	(9,185,941)
USD	76,264,895	AUD	105,692,000	CITI	02/03/2017	(3,889,979)
USD	209,807,448	CHF	214,295,000	BNP	02/03/2017	(6,760,588)
USD	85,992,901	CHF	87,899,000	CITI	02/03/2017	(2,838,448)
USD	34,107,796	DKK	241,699,000	BNP	02/03/2017	(980,942)
USD	21,978,250	DKK	155,916,000	CITI	02/03/2017	(656,911)
USD	714,504,127	EUR	680,595,000	BNP	02/03/2017	(20,222,314)
USD	328,124,650	EUR	313,183,000	CITI	02/03/2017	(9,967,506)
USD	445,797,224	GBP	363,684,000	BNP	02/03/2017	(11,723,748)
USD	172,034,434	GBP	140,246,000	CITI	02/03/2017	(4,397,541)
USD	343,334	HKD	2,664,000	CITI	02/03/2017	(17)
USD	3,137,504	ILS	12,059,000	BNP	02/03/2017	(61,615)
USD	5,524,466	ILS	21,233,000	CITI	02/03/2017	(108,413)
USD	595,476,411	JPY	69,389,347,000	BNP	02/03/2017	(19,091,683)
USD	234,095,418	JPY	27,267,024,000	CITI	02/03/2017	(7,403,367)
USD	16,947,457	NOK	146,781,000	BNP	02/03/2017	(848,521)
USD	5,765,899	NOK	49,950,000	CITI	02/03/2017	(290,124)
USD	4,938,044	NZD	7,103,000	BNP	02/03/2017	(273,275)
USD	1,259,863	NZD	1,811,000	CITI	02/03/2017	(68,828)
USD	67,876,472	SEK	618,544,000	BNP	02/03/2017	(2,840,618)
USD	29,484,185	SEK	268,705,000	CITI	02/03/2017	(1,236,404)
USD	25,056,534	SGD	36,305,000	BNP	02/03/2017	(703,881)
USD	17,036,789	SGD	24,694,000	CITI	02/03/2017	(484,977)
AUD	5,174,000	USD	3,925,191	MS	03/03/2017	(3,959)
AUD	3,268,000	USD	2,476,801	TNTC	03/03/2017	(74)
CHF	2,604,000	USD	2,637,331	MS	03/03/2017	(2,001)
DKK	1,670,000	USD	242,794	MS	03/03/2017	(83)
EUR	13,413,000	USD	14,504,255	BBP	03/03/2017	(9,224)
EUR	4,619,000	USD	4,997,148	MS	03/03/2017	(5,532)
GBP	10,040,000	USD	12,637,695	MS	03/03/2017	(872)

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

January 31, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
HKD	694,000	USD	89,481	MS	03/03/2017	$(5)
ILS	194,000	USD	51,537	MS	03/03/2017	(36)
JPY	487,656,000	USD	4,336,281	UBS	03/03/2017	(13,858)
NOK	3,346,000	USD	405,828	CITI	03/03/2017	(68)
SGD	54,000	USD	38,352	TNTC	03/03/2017	(26)
USD	186,066,433	AUD	247,008,000	BNP	03/03/2017	(1,134,114)
USD	79,615,036	AUD	105,692,000	CITI	03/03/2017	(486,015)
USD	610,407	AUD	809,000	TNTC	03/03/2017	(2,711)
USD	152,399,702	CHF	151,953,000	CITI	03/03/2017	(1,381,516)
USD	151,767,805	CHF	151,601,000	MS	03/03/2017	(1,657,178)
USD	34,639,000	DKK	241,434,000	BNP	03/03/2017	(450,166)
USD	22,571,661	DKK	157,315,000	CITI	03/03/2017	(291,946)
USD	133,504	DKK	927,000	TNTC	03/03/2017	(1,223)
USD	723,572,608	EUR	678,255,000	BNP	03/03/2017	(9,397,412)
USD	334,538,949	EUR	313,183,000	CITI	03/03/2017	(3,908,611)
USD	2,459,237	EUR	2,296,000	GS	03/03/2017	(21,982)
USD	3,706,163	EUR	3,430,000	TNTC	03/03/2017	(536)
USD	457,727,728	GBP	366,087,000	BNP	03/03/2017	(3,046,834)
USD	175,524,180	GBP	140,246,000	CITI	03/03/2017	(996,126)
USD	1,457,847	GBP	1,167,000	GS	03/03/2017	(10,995)
USD	2,200,691	GBP	1,749,000	SSB	03/03/2017	(683)
USD	58,872,985	HKD	456,653,500	CITI	03/03/2017	(1,983)
USD	51,741,162	HKD	401,335,500	MS	03/03/2017	(1,822)
USD	3,135,581	ILS	11,849,000	BNP	03/03/2017	(9,917)
USD	5,621,733	ILS	21,233,000	CITI	03/03/2017	(14,891)
USD	30,255	ILS	114,000	MS	03/03/2017	(9)
USD	20,413	ILS	77,000	SSB	03/03/2017	(28)
USD	604,235,065	JPY	68,951,076,000	BNP	03/03/2017	(6,924,715)
USD	242,380,255	JPY	27,605,707,000	CITI	03/03/2017	(2,307,700)
USD	1,977,483	JPY	224,738,000	GS	03/03/2017	(14,521)
USD	17,594,403	NOK	146,649,000	BNP	03/03/2017	(189,315)
USD	5,993,349	NOK	49,950,000	CITI	03/03/2017	(63,949)
USD	139,835	NOK	1,157,000	TNTC	03/03/2017	(471)
USD	5,115,529	NZD	7,056,000	BNP	03/03/2017	(56,855)
USD	1,312,607	NZD	1,811,000	CITI	03/03/2017	(14,942)
USD	142,107	NZD	194,000	MS	03/03/2017	(105)
USD	15,277	NZD	21,000	TNTC	03/03/2017	(117)
USD	69,351,975	SEK	613,392,000	BNP	03/03/2017	(861,523)
USD	30,373,919	SEK	268,705,000	CITI	03/03/2017	(384,092)
USD	233,238	SEK	2,057,000	CSFB	03/03/2017	(2,222)
USD	353,755	SEK	3,092,000	UBS	03/03/2017	(179)
USD	25,230,825	SGD	36,003,000	BNP	03/03/2017	(321,730)
USD	17,305,745	SGD	24,694,000	CITI	03/03/2017	(220,428)
USD	158,249	SGD	223,000	MS	03/03/2017	(22)
USD	103,458	SGD	147,000	TNTC	03/03/2017	(872)

						(138,258,781)

			Net unrealized depreciation			$(103,720,400)

Counterparties:

BBP — Barclays Bank PLC Wholesale

BNP — BNP Paribas SA

CITI — Citibank N.A. London

CSFB — Credit Suisse First Boston

GS — Goldman Sachs International

MS — Morgan Stanley and Co. International PLC

SSB — State Street Bank London

TNTC — Northern Trust Corp.

UBS — UBS AG London

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

January 31, 2017

Currency abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$3,477,302,520	$—	$—	$3,477,302,520
Money market funds	871,669	—	—	871,669

Total	$3,478,174,189	$—	$—	$3,478,174,189

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$34,538,381	$—	$34,538,381
Liabilities:
Forward currency contracts	—	(138,258,781)	—	(138,258,781)

Total	$—	$(103,720,400)	$—	$(103,720,400)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 101.00%

EXCHANGE-TRADED FUNDS — 101.00%
iShares MSCI EAFE Small-Cap ETF[a]	176,070	$9,111,623

		9,111,623

TOTAL INVESTMENT COMPANIES
(Cost: $8,678,509)		9,111,623

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[b,c]	4,781	4,781

		4,781

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,781)		4,781

Value
TOTAL INVESTMENTS IN SECURITIES — 101.05%
(Cost: $8,683,290)[d]	$9,116,404
Other Assets, Less Liabilities — (1.05)%	(94,405)

NET ASSETS — 100.00%	$9,021,999

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $8,703,222. Net unrealized appreciation was $413,182, of which $433,114 represented gross unrealized appreciation on securities and $19,932 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI EAFE Small-Cap ETF	166,472	17,599	(8,001)	176,070	$9,111,623	$128,778	$(138)

Schedule 2 — Forward Currency Contracts (Note 6)

Forward currency contracts outstanding as of January 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	831,000	USD	627,082	MS	02/03/2017	$3,133
CHF	417,000	USD	417,299	MS	02/03/2017	4,124
DKK	935,000	USD	134,524	MS	02/03/2017	1,215
EUR	2,072,000	USD	2,217,001	MS	02/03/2017	19,797
GBP	1,270,000	USD	1,593,037	MS	02/03/2017	4,646
ILS	60,000	USD	15,604	BNP	02/03/2017	314
ILS	358,000	USD	94,501	MS	02/03/2017	473
JPY	3,498,000	USD	29,988	BNP	02/03/2017	993
JPY	330,146,000	USD	2,872,651	MS	02/03/2017	51,388
NOK	5,000	USD	578	BNP	02/03/2017	28
NOK	1,349,000	USD	161,891	MS	02/03/2017	1,664
NZD	3,000	USD	2,090	BNP	02/03/2017	111
NZD	138,000	USD	100,223	MS	02/03/2017	1,025
SEK	5,000	USD	550	BNP	02/03/2017	21

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF

January 31, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
SEK	4,190,000	USD	474,275	MS	02/03/2017	$4,760
SGD	12,000	USD	8,304	BNP	02/03/2017	210
SGD	218,000	USD	152,797	MS	02/03/2017	1,886
USD	224,624	HKD	1,742,000	BNP	02/03/2017	105
AUD	12,000	USD	9,094	MS	03/03/2017	1
ILS	3,000	USD	796	MS	03/03/2017	—
SEK	37,000	USD	4,232	MS	03/03/2017	3
USD	7,105	CHF	7,000	MS	03/03/2017	21
USD	4,073	DKK	28,000	MS	03/03/2017	4
USD	17,309	EUR	16,000	MS	03/03/2017	18
USD	207,708	HKD	1,611,000	MS	03/03/2017	7
USD	797	ILS	3,000	MS	03/03/2017	—
USD	1,823	NOK	15,000	MS	03/03/2017	4
USD	2,840	SGD	4,000	MS	03/03/2017	1

						95,952

HKD	131,000	USD	16,903	BNP	02/03/2017	(19)
HKD	1,611,000	USD	207,640	MS	02/03/2017	(5)
USD	598,099	AUD	831,000	BNP	02/03/2017	(32,117)
USD	407,884	CHF	417,000	BNP	02/03/2017	(13,539)
USD	131,731	DKK	935,000	BNP	02/03/2017	(4,007)
USD	2,172,925	EUR	2,072,000	BNP	02/03/2017	(63,873)
USD	1,556,212	GBP	1,270,000	BNP	02/03/2017	(41,470)
USD	108,705	ILS	418,000	BNP	02/03/2017	(2,186)
USD	2,861,574	JPY	333,644,000	BNP	02/03/2017	(93,447)
USD	156,174	NOK	1,354,000	BNP	02/03/2017	(7,988)
USD	97,904	NZD	141,000	BNP	02/03/2017	(5,545)
USD	459,703	SEK	4,195,000	BNP	02/03/2017	(19,904)
USD	158,555	SGD	230,000	BNP	02/03/2017	(4,643)
AUD	15,000	USD	11,380	MS	03/03/2017	(11)
CHF	3,000	USD	3,038	MS	03/03/2017	(2)
DKK	12,000	USD	1,744	MS	03/03/2017	—
EUR	27,000	USD	29,185	MS	03/03/2017	(7)
GBP	9,000	USD	11,329	MS	03/03/2017	(1)
HKD	3,000	USD	387	MS	03/03/2017	—
JPY	2,918,000	USD	25,940	MS	03/03/2017	(76)
NOK	20,000	USD	2,426	MS	03/03/2017	—
NZD	1,000	USD	733	MS	03/03/2017	—
SEK	70,000	USD	8,018	MS	03/03/2017	(5)
USD	626,637	AUD	831,000	MS	03/03/2017	(3,155)
USD	417,887	CHF	417,000	MS	03/03/2017	(4,130)
USD	134,685	DKK	935,000	MS	03/03/2017	(1,204)
USD	2,219,417	EUR	2,072,000	MS	03/03/2017	(19,732)
USD	1,593,817	GBP	1,270,000	MS	03/03/2017	(4,666)
USD	5,286	HKD	41,000	MS	03/03/2017	—
USD	94,573	ILS	358,000	MS	03/03/2017	(464)
USD	2,875,036	JPY	330,146,000	MS	03/03/2017	(51,270)
USD	161,923	NOK	1,349,000	MS	03/03/2017	(1,666)
USD	100,866	NZD	139,000	MS	03/03/2017	(1,028)
USD	474,893	SEK	4,190,000	MS	03/03/2017	(4,727)
USD	152,814	SGD	218,000	MS	03/03/2017	(1,909)

						(382,796)

			Net unrealized depreciation			$(286,844)

Counterparties:

BNP — BNP Paribas SA

MS — Morgan Stanley and Co. International PLC

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF

January 31, 2017

Currency abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$9,111,623	$—	$—	$9,111,623
Money market funds	4,781	—	—	4,781

Total	$9,116,404	$—	$—	$9,116,404

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$95,952	$—	$95,952
Liabilities:
Forward currency contracts	—	(382,796)	—	(382,796)

Total	$—	$(286,844)	$—	$(286,844)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.89%

AUSTRALIA — 2.45%
Alumina Ltd.	1,103,960	$1,625,858
Amcor Ltd./Australia	158,080	1,716,092
AMP Ltd.	776,544	2,947,566
APA Group	231,400	1,479,118
ASX Ltd.	142,223	5,386,552
Aurizon Holdings Ltd.	251,680	957,225
AusNet Services	601,256	721,181
Australia & New Zealand Banking Group Ltd.	401,084	8,918,303
Bendigo & Adelaide Bank Ltd.	100,880	961,117
BHP Billiton Ltd.	396,240	8,013,459
Boral Ltd.	353,040	1,559,820
Brambles Ltd.	614,383	4,855,315
Coca-Cola Amatil Ltd.	153,400	1,135,422
Commonwealth Bank of Australia	278,551	17,267,983
CSL Ltd.	88,400	7,536,323
Dexus Property Group	200,720	1,368,342
Fortescue Metals Group Ltd.	71,240	360,185
Goodman Group	279,760	1,469,668
GPT Group (The)	279,760	993,937
Incitec Pivot Ltd.	483,080	1,411,911
James Hardie Industries PLC	146,120	2,293,970
LendLease Group	110,240	1,179,173
Macquarie Group Ltd.	69,680	4,475,134
Medibank Pvt Ltd.	1,001,520	2,052,820
Mirvac Group	762,320	1,174,792
National Australia Bank Ltd.	425,360	9,793,920
Newcrest Mining Ltd.	73,320	1,198,378
Orica Ltd.	130,520	1,857,829
Origin Energy Ltd.	406,778	2,189,431
QBE Insurance Group Ltd.	224,640	2,131,693
Rio Tinto Ltd.	80,600	4,079,981
Santos Ltd.	349,960	1,062,688
Scentre Group	852,420	2,847,304
Seek Ltd.	58,240	638,434
South32 Ltd.	1,371,760	2,863,771
Stockland	291,720	963,348
Suncorp Group Ltd.	473,351	4,682,257
Sydney Airport	482,040	2,140,752
Telstra Corp. Ltd.	1,005,680	3,817,309
Transurban Group	154,122	1,193,417
Treasury Wine Estates Ltd.	158,080	1,395,675

Security	Shares	Value
Vicinity Centres	690,040	$1,498,193
Vocus Group Ltd.	182,000	558,188
Wesfarmers Ltd.	189,936	5,805,085
Westfield Corp.	334,020	2,228,891
Westpac Banking Corp.	540,092	13,001,441
Woodside Petroleum Ltd.	119,600	2,865,469
Woolworths Ltd.[a]	230,510	4,304,794

		154,979,514
AUSTRIA — 0.08%
Erste Group Bank AG	64,819	1,971,204
OMV AG	45,339	1,585,816
Voestalpine AG	41,080	1,740,291

		5,297,311
BELGIUM — 0.39%
Ageas	65,286	2,792,551
Anheuser-Busch InBev SA/NV	133,640	13,886,442
Groupe Bruxelles Lambert SA	44,399	3,780,503
KBC Group NV	42,640	2,765,785
UCB SA	19,760	1,360,717

		24,585,998
BRAZIL — 0.39%
Ambev SA	572,095	3,128,339
Banco do Brasil SA	156,000	1,542,914
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	572,000	3,362,406
BR Malls Participacoes SAb	539,520	2,516,256
BRF SA	104,072	1,471,027
CCR SA	208,000	1,025,634
Cia. de Saneamento Basico do Estado de Sao Paulo	156,000	1,554,817
Cielo SA	173,155	1,458,258
Embraer SA	208,064	1,190,657
Hypermarcas SA	156,000	1,386,193
Klabin SA Units	260,000	1,342,383
Kroton Educacional SA	156,000	670,035
Natura Cosmeticos SA	156,000	1,253,277
TIM Participacoes SA	156,000	443,879
Ultrapar Participacoes SA	104,000	2,187,490

		24,533,565
CANADA — 3.30%
Agnico Eagle Mines Ltd.	70,720	3,366,896
Agrium Inc.	22,519	2,314,858
Alimentation Couche-Tard Inc. Class Ba	69,680	3,185,906

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2017

Security	Shares	Value
ARC Resources Ltd.	86,840	$1,348,809
Bank of Montreal	121,483	9,171,675
Bank of Nova Scotia (The)	193,090	11,516,532
Barrick Gold Corp.	253,760	4,667,432
BCE Inc.	44,720	2,012,100
Bombardier Inc. Class Bb	612,040	1,168,920
Brookfield Asset Management Inc. Class A	206,960	7,143,394
Cameco Corp.	129,714	1,648,599
Canadian Imperial Bank of Commerce	82,346	6,998,857
Canadian National Railway Co.	133,120	9,234,418
Canadian Natural Resources Ltd.	206,105	6,219,115
Canadian Pacific Railway Ltd.	29,120	4,395,864
Canadian Tire Corp. Ltd. Class A	8,015	850,774
Canadian Utilities Ltd. Class A	13,198	374,960
CCL Industries Inc. Class B	5,200	1,068,119
Cenovus Energy Inc.	141,440	1,926,730
Crescent Point Energy Corp.	105,560	1,228,261
Dollarama Inc.	40,040	3,026,609
Enbridge Inc.	178,880	7,601,114
Encana Corp.	190,840	2,431,335
Fairfax Financial Holdings Ltd.	4,680	2,182,504
Finning International Inc.	31,720	640,847
First Quantum Minerals Ltd.	151,320	1,904,630
Fortis Inc./Canada	27,040	867,769
Franco-Nevada Corp.	47,840	3,105,793
Gildan Activewear Inc.	72,800	1,900,757
Goldcorp Inc.	175,240	2,828,034
Husky Energy Inc.[b]	101,027	1,301,050
Imperial Oil Ltd.	85,439	2,803,513
Kinross Gold Corp.[b]	153,920	598,561
Magna International Inc. Class A	65,520	2,828,856
Manulife Financial Corp.	304,738	5,831,803
National Bank of Canada	32,606	1,404,778
Open Text Corp.	47,840	1,634,358
Pembina Pipeline Corp.	42,640	1,320,327
Potash Corp. of Saskatchewan Inc.	154,578	2,870,438
Power Corp. of Canada	155,614	3,644,023
Restaurant Brands International Inc.	46,280	2,265,812

Security	Shares	Value
Rogers Communications Inc. Class B	107,120	$4,638,101
Royal Bank of Canada	228,870	16,424,220
Saputo Inc.	63,440	2,331,283
Shaw Communications Inc. Class B	187,720	4,041,649
Silver Wheaton Corp.	116,480	2,570,378
SNC-Lavalin Group Inc.	71,760	3,086,712
Sun Life Financial Inc.	110,303	4,345,283
Suncor Energy Inc.	289,745	8,969,594
Teck Resources Ltd. Class B	87,880	2,149,563
TELUS Corp.	22,380	745,685
Thomson Reuters Corp.	58,854	2,633,138
Toronto-Dominion Bank (The)	293,479	15,174,243
Tourmaline Oil Corp.[b]	56,160	1,310,364
TransCanada Corp.	132,822	6,254,223
Valeant Pharmaceuticals International Inc.[a,b]	62,920	866,764

		208,376,330
CHILE — 0.15%
AES Gener SA	688,235	236,893
Aguas Andinas SA Series A	1,232,920	671,601
Banco de Chile	5,506,914	659,565
Banco de Credito e Inversiones	12,481	644,479
Banco Santander Chile	9,386,725	510,112
Cia. Cervecerias Unidas SA	65,000	737,801
Colbun SA	2,770,560	536,470
Empresas CMPC SA	439,920	953,829
Empresas COPEC SA	65,520	672,674
Enel Americas SA	4,058,600	729,275
Enel Chile SA	4,058,600	392,247
Enel Generacion Chile SA	562,120	362,519
Itau CorpBanca	45,938,880	378,066
LATAM Airlines Group SAb	121,160	1,118,208
SACI Falabella	82,688	672,938

		9,276,677
CHINA — 2.89%
58.com Inc. ADR[a,b]	23,400	682,812
Agricultural Bank of China Ltd. Class H	3,640,000	1,529,303
Alibaba Group Holding Ltd. ADR[a,b]	178,360	18,069,652
Baidu Inc.[a,b]	40,560	7,100,839
Bank of China Ltd. Class H	15,080,000	6,879,855

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2017

Security	Shares	Value
Beijing Enterprises Water Group Ltd.[a]	2,080,000	$1,450,225
Belle International Holdings Ltd.	1,040,000	637,992
Brilliance China Automotive Holdings Ltd.	2,080,000	2,943,339
China Construction Bank Corp. Class H	11,784,260	8,808,561
China Evergrande Group[a]	1,991,000	1,393,304
China Galaxy Securities Co. Ltd. Class H	780,000	728,798
China Gas Holdings Ltd.[a]	2,080,000	3,018,397
China Huishan Dairy Holdings Co. Ltd.[a]	3,120,000	1,166,077
China Life Insurance Co. Ltd. Class H	2,080,000	5,776,772
China Mengniu Dairy Co. Ltd.	1,040,000	1,954,184
China Merchants Bank Co. Ltd. Class H	1,040,288	2,627,752
China Mobile Ltd.	1,040,000	11,774,698
China Overseas Land & Investment Ltd.	1,040,000	3,076,031
China Pacific Insurance Group Co. Ltd. Class H	624,000	2,235,651
China Petroleum & Chemical Corp. Class H	5,355,200	4,285,899
China Shenhua Energy Co. Ltd. Class H	1,040,000	2,216,887
China Taiping Insurance Holdings Co. Ltd.[a,b]	416,000	917,850
China Telecom Corp. Ltd. Class H	2,080,000	989,155
China Unicom Hong Kong Ltd.	2,080,000	2,471,547
Chongqing Changan Automobile Co. Ltd. Class B	472,779	670,233
CNOOC Ltd.	3,120,000	3,956,620
Country Garden Holdings Co. Ltd.[a]	3,651,866	2,099,058
Ctrip.com International Ltd.[a,b]	49,920	2,157,043
Fosun International Ltd.[a]	1,821,500	2,779,429
GCL-Poly Energy Holdings Ltd.[a,b]	9,067,000	1,180,211
GOME Electrical Appliances Holding Ltd.[a]	7,280,000	910,076
Great Wall Motor Co. Ltd. Class H	1,122,500	1,134,167

Security	Shares	Value
Guangdong Investment Ltd.	1,526,000	$1,897,826
Haier Electronics Group Co. Ltd.	1,560,000	2,754,354
Hengan International Group Co. Ltd.[a]	260,000	2,136,133
Industrial & Commercial Bank of China Ltd. Class H	12,506,260	7,704,244
JD.com Inc. ADR[a,b]	87,880	2,495,792
Kunlun Energy Co. Ltd.[a]	1,040,000	833,678
Lenovo Group Ltd.	2,080,000	1,369,805
Netease Inc.	14,560	3,696,784
New Oriental Education & Technology Group Inc. ADR[b]	34,320	1,631,916
PetroChina Co. Ltd. Class H	4,160,000	3,334,712
Ping An Insurance Group Co. of China Ltd. Class H	1,560,000	8,062,015
Qunar Cayman Islands Ltd. ADR[a,b]	18,720	569,650
Shimao Property Holdings Ltd.[a]	899,500	1,210,253
Sino Biopharmaceutical Ltd.	1,040,000	824,296
Sino-Ocean Group Holding Ltd.	3,900,000	1,688,801
TAL Education Group Class A ADR[a,b]	20,280	1,642,477
Tencent Holdings Ltd.	988,000	26,026,304
TravelSky Technology Ltd. Class H	520,000	1,172,779
Vipshop Holdings Ltd. ADR[a,b]	66,040	747,573
Want Want China Holdings Ltd.[a]	3,120,000	2,235,651
Yum China Holdings Inc.[b]	86,840	2,386,363
YY Inc. ADR[a,b]	14,560	598,125

		182,641,948
COLOMBIA — 0.03%
Ecopetrol SAb	1,146,600	540,244
Grupo de Inversiones Suramericana SA	97,240	1,299,526

		1,839,770
CZECH REPUBLIC — 0.03%
CEZ AS	60,840	1,043,617
Komercni Banka AS	10,450	369,875
O2 Czech Republic AS	56,680	587,118

		2,000,610
DENMARK — 0.61%
AP Moller – Maersk A/S Class A	1,040	1,659,333
Carlsberg A/S Class B	21,160	1,912,511
Chr Hansen Holding A/S	29,174	1,780,505
Danske Bank A/S	174,550	5,815,966

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2017

Security	Shares	Value
DSV A/S	100,360	$4,876,687
Genmab A/Sb	6,240	1,204,150
Novo Nordisk A/S Class B	338,000	12,151,065
Novozymes A/S Class B	54,600	2,128,685
Pandora A/Sa	15,600	2,043,564
TDC A/Sb	132,600	698,473
Tryg A/S	110,240	2,106,507
Vestas Wind Systems A/S	29,640	2,074,257

		38,451,703
EGYPT — 0.02%
Commercial International Bank Egypt SAE	138,535	558,819
Global Telecom Holding SAE[b]	890,928	332,864
Talaat Moustafa Group	1,105,614	496,505

		1,388,188
FINLAND — 0.25%
Fortum OYJ	61,371	980,927
Metso OYJ	72,800	2,239,090
Nokia OYJ	765,960	3,435,259
Sampo OYJ Class A	108,680	5,038,626
UPM-Kymmene OYJ	190,320	4,319,256

		16,013,158
FRANCE — 3.16%
Accor SA	69,902	2,833,244
Air Liquide SA	57,944	6,262,009
Airbus SE	96,200	6,524,741
Alstom SAb	45,308	1,285,315
ArcelorMittal[b]	295,360	2,294,697
Arkema SA	12,394	1,224,230
AXA SA	303,680	7,456,410
BNP Paribas SA	177,321	11,340,713
Bouygues SA	68,878	2,505,159
Capgemini SA	62,082	5,056,726
Carrefour SA	90,619	2,218,649
Christian Dior SE	8,840	1,898,736
Cie. de Saint-Gobain	102,156	5,023,201
Cie. Generale des Etablissements Michelin Class B	45,760	4,914,623
Credit Agricole SA	263,640	3,494,492
Danone SA	95,843	6,006,462
Edenred	69,300	1,510,208
Engie SA	213,200	2,549,435
Essilor International SA	57,720	6,761,777

Security	Shares	Value
Groupe Eurotunnel SE Registered	131,040	$1,218,880
Hermes International	3,640	1,583,137
Iliad SA	6,760	1,446,130
Ingenico Group SA	9,880	833,471
Kering	19,240	4,578,546
L’Oreal SA	41,167	7,489,754
Legrand SA	44,200	2,568,907
LVMH Moet Hennessy Louis Vuitton SE	48,416	9,763,506
Orange SA	324,353	5,021,319
Pernod Ricard SA	53,040	6,210,659
Publicis Groupe SA	28,458	1,954,760
Renault SA	32,240	2,905,107
Safran SA	46,800	3,171,163
Sanofi	189,280	15,237,297
Schneider Electric SE	90,619	6,485,055
SES SA	106,600	2,074,800
SFR Group SAb	17,160	498,114
Societe Generale SA	121,680	5,951,014
STMicroelectronics NV	74,360	980,001
Suez	57,757	875,725
Total SA	352,560	17,778,004
Unibail-Rodamco SE	20,045	4,613,058
Valeo SA	39,000	2,382,166
Veolia Environnement SA	64,722	1,101,285
Vinci SA	76,118	5,338,722
Vivendi SA	190,594	3,489,216
Wendel SA	8,840	1,046,096
Zodiac Aerospace	58,760	1,784,405

		199,541,124
GERMANY — 2.91%
adidas AG	38,480	6,056,905
Allianz SE Registered	73,010	12,371,821
BASF SE	152,360	14,674,097
Bayer AG Registered	134,160	14,832,143
Bayerische Motoren Werke AG	61,880	5,628,762
Beiersdorf AG	21,320	1,887,941
Commerzbank AG	229,840	1,990,334
Continental AG	14,560	2,843,314
Daimler AG Registered	141,440	10,600,441
Deutsche Bank AG Registered[b]	220,480	4,381,836
Deutsche Boerse AGb	49,975	4,603,641
Deutsche Post AG Registered	180,475	6,037,444

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2017

Security	Shares	Value
Deutsche Telekom AG Registered	525,200	$9,172,153
Deutsche Wohnen AG Bearer	71,760	2,337,389
E.ON SE	333,320	2,558,636
Fresenius Medical Care AG & Co. KGaA	60,320	4,907,992
Fresenius SE & Co. KGaA	59,280	4,672,181
GEA Group AG	27,560	1,138,944
HeidelbergCement AG	29,771	2,867,948
Henkel AG & Co. KGaA	22,880	2,409,342
Infineon Technologies AG	216,871	3,981,989
Lanxess AG	30,680	2,226,417
Linde AG	41,167	6,693,398
MAN SE	26,000	2,696,023
Merck KGaA	21,320	2,342,070
METRO AG	56,704	1,937,062
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	34,951	6,564,696
Osram Licht AG	44,200	2,561,741
ProSiebenSat.1 Media SE Registered	43,160	1,832,138
RWE AGb	71,760	950,388
SAP SE	156,650	14,327,156
Siemens AG Registered	126,360	15,874,784
ThyssenKrupp AG	103,051	2,600,425
Vonovia SE	82,680	2,704,694
Zalando SEa,b,c	20,800	820,580

		184,086,825
GREECE — 0.03%
Alpha Bank AEb	310,002	549,431
Eurobank Ergasias SAb	572,880	347,941
JUMBO SA	28,304	397,646
National Bank of Greece SAb	1,389,622	331,890
Piraeus Bank SAb	2,024,022	387,163

		2,014,071
HONG KONG — 1.16%
AIA Group Ltd.	1,976,000	12,300,102
Bank of East Asia Ltd. (The)[a]	520,000	2,228,279
Cheung Kong Property Holdings Ltd.	780,016	5,167,034
CK Hutchison Holdings Ltd.[a]	633,016	7,623,750
CLP Holdings Ltd.	260,000	2,541,579
Galaxy Entertainment Group Ltd.[a]	520,000	2,489,642

Security	Shares	Value
Hang Lung Properties Ltd.[a]	1,040,000	$2,573,411
Hang Seng Bank Ltd.[a]	179,900	3,684,086
Henderson Land Development Co. Ltd.	737,602	4,092,323
Hong Kong & China Gas Co. Ltd.[a]	2,600,789	4,913,758
Hong Kong Exchanges & Clearing Ltd.[a]	179,400	4,362,837
Li & Fung Ltd.[a]	2,086,000	908,669
Link REIT[a]	520,000	3,561,896
New World Development Co. Ltd.	1,742,666	2,021,303
Sands China Ltd.[a]	416,000	1,849,639
Swire Pacific Ltd. Class Aa	520,000	5,304,310
Techtronic Industries Co. Ltd.[a]	780,000	2,704,093
WH Group Ltd.[c]	1,820,000	1,388,570
Wharf Holdings Ltd. (The)[a]	520,200	3,925,291

		73,640,572
HUNGARY — 0.05%
OTP Bank PLC	98,017	3,012,974

		3,012,974
INDIA — 0.67%
Dr. Reddy’s Laboratories Ltd. ADR[a]	93,250	4,214,900
ICICI Bank Ltd. ADR	611,000	4,735,250
Infosys Ltd. ADR	604,393	8,322,492
Larsen & Toubro Ltd. GDR[a,d]	255,840	5,487,768
Reliance Industries Ltd. GDR[a,c]	275,216	8,531,696
Tata Motors Ltd. ADR[a]	135,262	5,269,807
Wipro Ltd. ADR[a]	650,000	5,999,500

		42,561,413
INDONESIA — 0.28%
Astra International Tbk PT	4,680,000	2,786,445
Bank Central Asia Tbk PT	3,796,000	4,349,657
Bank Mandiri Persero Tbk PT	1,300,457	1,061,598
Bank Negara Indonesia Persero Tbk PT	2,185,188	932,827
Bank Rakyat Indonesia Persero Tbk PT	2,080,000	1,826,474
Charoen Pokphand Indonesia Tbk PT	2,362,445	548,480
Indocement Tunggal Prakarsa Tbk PT	392,300	441,438
Indofood Sukses Makmur Tbk PT	1,428,300	847,727

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2017

Security	Shares	Value
Kalbe Farma Tbk PT	5,876,000	$638,098
Perusahaan Gas Negara Persero Tbk PT	1,820,000	392,556
Semen Indonesia Persero Tbk PT	780,000	527,205
Telekomunikasi Indonesia Persero Tbk PT	6,240,000	1,808,560
Unilever Indonesia Tbk PT	260,000	802,247
United Tractors Tbk PT	540,606	884,646

		17,847,958
IRELAND — 0.13%
Bank of Ireland[b]	4,564,040	1,223,225
CRH PLC	101,920	3,551,624
Kerry Group PLC Class A	28,600	2,012,113
Paddy Power Betfair PLC	11,440	1,196,759

		7,983,721
ISRAEL — 0.20%
Israel Chemicals Ltd.	176,420	810,211
Mizrahi Tefahot Bank Ltd.	118,560	1,824,508
Mobileye NVa,b	25,480	1,094,621
Nice Ltd.	45,240	3,164,518
Teva Pharmaceutical Industries Ltd. ADR	166,920	5,580,136

		12,473,994
ITALY — 0.63%
Assicurazioni Generali SpA	119,804	1,908,420
Atlantia SpA	121,160	2,756,237
CNH Industrial NV	289,120	2,562,107
Enel SpA	874,651	3,652,390
Eni SpA	374,920	5,757,553
Ferrari NV	22,880	1,426,714
Fiat Chrysler Automobiles NVa,b	182,520	1,992,219
Intesa Sanpaolo SpA	2,198,040	5,154,666
Leonardo SpA[b]	176,745	2,276,820
Luxottica Group SpA[a]	39,520	2,122,224
Mediobanca SpA	311,480	2,677,784
Snam SpA	773,240	2,941,455
Telecom Italia SpA/Milano[a,b]	2,100,280	1,804,470
Tenaris SA	45,240	790,566
UniCredit SpA	85,330	2,320,158

		40,143,783
JAPAN — 7.89%
Acom Co. Ltd.[a,b]	312,000	1,349,714
Aeon Co. Ltd.	260,000	3,766,911

Security	Shares	Value
Aisin Seiki Co. Ltd.	104,000	$4,776,194
Ajinomoto Co. Inc.	104,000	2,058,752
Alps Electric Co. Ltd.	52,000	1,392,672
Asahi Group Holdings Ltd.	156,000	5,501,399
ASICS Corp.	104,000	2,033,347
Astellas Pharma Inc.	520,000	6,991,073
Bandai Namco Holdings Inc.	104,000	2,873,107
Bridgestone Corp.	158,400	5,829,458
Canon Inc.	208,000	6,180,413
Casio Computer Co. Ltd.[a]	104,000	1,444,868
Central Japan Railway Co.	52,000	8,439,174
Chugoku Electric Power Co. Inc. (The)	156,000	1,759,893
Concordia Financial Group Ltd.	572,000	3,039,488
Dai-ichi Life Holdings Inc.	208,000	3,809,869
Daiichi Sankyo Co. Ltd.	208,000	4,664,410
Daikin Industries Ltd.	52,000	5,184,988
Daiwa House Industry Co. Ltd.	156,000	4,245,916
Daiwa Securities Group Inc.	520,000	3,341,950
Denso Corp.	156,000	6,791,526
East Japan Railway Co.	104,000	9,450,766
Eisai Co. Ltd.	52,000	2,870,797
FANUC Corp.	52,000	10,238,330
Fast Retailing Co. Ltd.	9,000	2,844,504
Fuji Heavy Industries Ltd.	104,100	4,198,214
FUJIFILM Holdings Corp.	156,000	6,062,625
Fujitsu Ltd.	520,000	3,042,167
Hitachi Ltd.	1,040,000	5,982,714
Honda Motor Co. Ltd.	312,000	9,387,022
Hoya Corp.	104,000	4,547,084
ITOCHU Corp.	260,000	3,593,693
Japan Tobacco Inc.	208,000	6,725,472
JFE Holdings Inc.	104,000	1,831,028
JTEKT Corp.	76,300	1,260,653
JX Holdings Inc.	594,380	2,812,052
Kakaku.com Inc.	104,000	1,888,306
Kansai Electric Power Co. Inc. (The)[a,b]	156,000	1,669,127
Kao Corp.	156,000	7,736,602
KDDI Corp.	312,000	8,397,602
Keikyu Corp.	520,000	6,120,364
Keyence Corp.	20,000	7,793,915
Kintetsu Group Holdings Co. Ltd.	1,040,000	4,009,416
Kobe Steel Ltd.[b]	104,000	1,017,135

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2017

Security	Shares	Value
Komatsu Ltd.	208,000	$4,977,588
Kubota Corp.	104,000	1,662,891
Kyocera Corp.	104,000	5,435,807
Kyushu Electric Power Co. Inc.	208,000	2,324,353
Marubeni Corp.	520,000	3,176,123
Mazda Motor Corp.	104,000	1,540,946
Mitsubishi Chemical Holdings Corp.	676,000	4,742,058
Mitsubishi Corp.	260,000	5,888,252
Mitsubishi Electric Corp.	468,000	7,156,669
Mitsubishi Heavy Industries Ltd.	1,040,000	4,701,364
Mitsubishi Motors Corp.	156,000	849,460
Mitsubishi UFJ Financial Group Inc.	2,184,000	14,179,752
Mitsui & Co. Ltd.	364,000	5,356,127
Mitsui Fudosan Co. Ltd.	165,000	3,834,977
Mizuho Financial Group Inc.	4,160,000	7,771,246
MS&AD Insurance Group Holdings Inc.	104,000	3,505,929
Murata Manufacturing Co. Ltd.	52,000	7,046,502
NEC Corp.	592,000	1,372,525
Nidec Corp.	52,300	4,929,185
Nippon Steel & Sumitomo Metal Corp.	156,334	3,800,204
Nippon Telegraph & Telephone Corp.	156,000	6,899,614
Nissan Motor Co. Ltd.	520,000	5,168,821
Nitto Denko Corp.	52,000	4,130,899
Nomura Holdings Inc.	651,600	4,071,957
Nomura Real Estate Master Fund Inc.	2,080	3,250,029
NTT DOCOMO Inc.	283,820	6,823,529
Olympus Corp.	52,000	1,799,156
Ono Pharmaceutical Co. Ltd.	104,000	2,130,811
ORIX Corp.	312,000	4,730,926
Otsuka Holdings Co. Ltd.	52,000	2,401,492
Panasonic Corp.	416,000	4,354,928
Rakuten Inc.[b]	260,000	2,604,042
Resona Holdings Inc.	520,000	2,832,458
SBI Holdings Inc./Japan	312,030	4,335,020
Secom Co. Ltd.	52,000	3,771,992
Seven & I Holdings Co. Ltd.	156,000	6,248,314
Seven Bank Ltd.	676,000	1,945,583
Shin-Etsu Chemical Co. Ltd.	104,000	9,004,557
Shionogi & Co. Ltd.	52,000	2,505,885

Security	Shares	Value
Shiseido Co. Ltd.	104,000	$2,917,451
SoftBank Group Corp.	156,000	12,057,348
Sony Corp.	260,000	7,905,663
Sumitomo Chemical Co. Ltd.	520,000	2,785,343
Sumitomo Corp.	387,100	4,869,053
Sumitomo Electric Industries Ltd.	312,000	4,566,023
Sumitomo Mitsui Financial Group Inc.	208,000	8,223,922
Sumitomo Mitsui Trust Holdings Inc.	104,008	3,909,943
Suruga Bank Ltd.	104,000	2,383,478
Suzuki Motor Corp.	104,000	4,036,207
T&D Holdings Inc.	208,000	3,110,531
Takeda Pharmaceutical Co. Ltd.	156,000	6,546,249
TDK Corp.	52,000	3,755,363
Terumo Corp.	104,000	3,852,365
Tohoku Electric Power Co. Inc.	208,000	2,542,376
Tokio Marine Holdings Inc.	156,000	6,555,949
Tokyo Electric Power Co. Holdings Inc.[b]	364,000	1,400,062
Tokyo Electron Ltd.	52,000	5,409,016
Tokyo Gas Co. Ltd.	520,000	2,308,648
Toray Industries Inc.	520,000	4,515,674
Toshiba Corp.[b]	1,040,000	2,238,437
Toyota Motor Corp.	468,000	27,371,193
USS Co. Ltd.	208,000	3,660,209

		499,137,184
MALAYSIA — 0.26%
AirAsia Bhd	1,352,000	778,327
Alliance Financial Group Bhd	1,092,000	926,949
CIMB Group Holdings Bhd	788,900	885,164
DiGi.Com Bhd[a]	832,000	931,645
Genting Bhd	208,400	385,795
Genting Plantations Bhd	260,000	639,801
Hong Leong Bank Bhd	128,300	381,757
Hong Leong Financial Group Bhd	260,000	862,851
IHH Healthcare Bhd	1,456,000	2,070,843
IJM Corp. Bhd	416,020	310,876
IOI Properties Group Bhd	936,015	452,212
Lafarge Malaysia Bhd	312,000	486,014
Malaysia Airports Holdings Bhd	312,000	435,300
Maxis Bhd[a]	522,000	724,755
Petronas Gas Bhd	156,000	735,361

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2017

Security	Shares	Value
PPB Group Bhd	208,000	$763,535
Public Bank Bhd	398,370	1,807,707
RHB Bank Bhd New[b]	146,400	—
Sapurakencana Petroleum Bhd[b]	1,872,000	726,908
Telekom Malaysia Bhd[a]	676,000	908,048
Tenaga Nasional Bhd	208,000	629,236
YTL Power International Bhd	1,040,290	335,843

		16,178,927
MEXICO — 0.36%
Alfa SAB de CV	898,800	1,171,515
America Movil SAB de CV	5,304,000	3,357,035
Cemex SAB de CV CPO[b]	3,588,037	3,328,665
Fomento Economico Mexicano SAB de CV	572,000	4,321,805
Gentera SAB de CV	1,144,000	1,677,916
Grupo Financiero Banorte SAB de CV	468,000	2,253,127
Grupo Mexico SAB de CV Series B	676,028	2,036,477
Grupo Televisa SAB	416,000	1,863,717
Mexichem SAB de CV	319,323	760,134
Wal-Mart de Mexico SAB de CV	1,248,000	2,218,186

		22,988,577
NETHERLANDS — 1.06%
Aegon NV	324,480	1,757,536
AerCap Holdings NVb	14,040	621,551
Akzo Nobel NV	67,830	4,602,752
Altice NV Class Aa,b	83,200	1,823,461
ASML Holding NV	56,728	6,890,790
Gemalto NV	19,240	1,117,814
Heineken NV	49,920	3,734,859
ING Groep NV	592,317	8,481,552
Koninklijke Ahold Delhaize NV	188,629	4,014,853
Koninklijke DSM NV	29,120	1,856,729
Koninklijke KPN NV	718,120	2,067,457
Koninklijke Philips NV	204,478	5,996,277
NN Group NV	42,640	1,508,233
NXP Semiconductors NVb	42,120	4,121,442
RELX NV	411,390	6,946,707
Unilever NV CVA	220,048	8,892,752
Wolters Kluwer NV	65,520	2,503,398

		66,938,163
NEW ZEALAND — 0.02%
Auckland International Airport Ltd.	296,689	1,487,922

		1,487,922

Security	Shares	Value
NORWAY — 0.21%
DNB ASA	162,240	$2,713,284
Orkla ASA	490,076	4,580,456
Statoil ASA	111,341	2,075,866
Telenor ASA	210,600	3,342,877
Yara International ASA	16,127	681,322

		13,393,805
PERU — 0.04%
Credicorp Ltd.	17,339	2,838,047

		2,838,047
PHILIPPINES — 0.17%
Aboitiz Equity Ventures Inc.	401,090	598,834
Aboitiz Power Corp.	1,319,500	1,118,917
Alliance Global Group Inc.	988,000	248,960
Ayala Land Inc.	1,404,000	1,002,958
Bank of the Philippine Islands	730,249	1,314,786
BDO Unibank Inc.	936,835	2,119,715
Jollibee Foods Corp.	411,670	1,700,781
Metropolitan Bank & Trust Co.	197,717	323,800
PLDT Inc.	10,450	308,681
Security Bank Corp.	150,800	646,048
SM Prime Holdings Inc.	2,561,125	1,528,492

		10,911,972
POLAND — 0.15%
Alior Bank SAb	96,533	1,471,760
Bank Handlowy w Warszawie SA	18,375	352,712
Bank Millennium SAb	692,120	1,017,162
Bank Pekao SA	19,240	650,630
CCC SA	11,440	590,728
Cyfrowy Polsat SAb	137,800	833,137
Eurocash SA	33,280	331,885
KGHM Polska Miedz SA	19,240	595,810
mBank SAb	8,320	786,044
Polski Koncern Naftowy ORLEN SA	18,720	379,828
Powszechna Kasa Oszczednosci Bank Polski SAb	179,276	1,374,255
Synthos SA	839,467	1,258,886

		9,642,837
PORTUGAL — 0.07%
Banco Espirito Santo SA Registered[b]	1	—

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2017

Security	Shares	Value
EDP – Energias de Portugal SA	663,520	$1,927,474
Jeronimo Martins SGPS SA	140,400	2,375,338

		4,302,812
QATAR — 0.10%
Ezdan Holding Group QSC	171,600	708,314
Masraf Al Rayan QSC	174,720	1,921,740
Ooredoo QSC	33,800	974,665
Qatar Insurance Co. SAQ	40,560	953,501
Qatar National Bank SAQ	36,679	1,638,908

		6,197,128
RUSSIA — 0.41%
Lukoil PJSC ADR	110,760	6,225,266
Magnit PJSC GDR[d]	101,400	3,711,240
MMC Norilsk Nickel PJSC ADR	57,313	927,324
Mobile TeleSystems PJSC ADR	321,237	3,363,352
Novatek PJSC GDR[d]	41,080	5,200,728
Surgutneftegas OJSC ADR	232,675	1,247,859
Tatneft PJSC ADR	123,160	5,000,296

		25,676,065
SINGAPORE — 0.43%
Ascendas REIT	1,674,599	2,924,129
CapitaLand Ltd.[a]	2,028,000	4,736,031
CapitaLand Mall Trust[a]	1,560,000	2,148,211
DBS Group Holdings Ltd.[a]	260,000	3,500,994
Genting Singapore PLC	1,560,000	1,074,106
Global Logistic Properties Ltd.	780,000	1,439,523
Hutchison Port Holdings Trust[a]	1,560,000	663,000
Keppel Corp. Ltd.[a]	472,400	2,068,929
Oversea-Chinese Banking Corp. Ltd.[a]	468,000	3,119,336
Singapore Press Holdings Ltd.[a]	236,000	577,939
Singapore Telecommunications Ltd.	1,716,000	4,713,884

		26,966,082
SOUTH AFRICA — 0.71%
Bid Corp. Ltd.	35,360	609,226
Brait SEa,b	167,140	979,530
Capitec Bank Holdings Ltd.[a]	33,280	1,733,152
FirstRand Ltd.	879,840	3,276,555
Fortress Income Fund Ltd.	322,400	831,830
Gold Fields Ltd.	152,360	521,844
Growthpoint Properties Ltd.	733,720	1,431,516
MMI Holdings Ltd./South Africa	645,840	1,183,401
Mr. Price Group Ltd.	109,200	1,317,691

Security	Shares	Value
MTN Group Ltd.	279,769	$2,604,052
Naspers Ltd. Class N	80,600	12,782,634
PSG Group Ltd.	72,800	1,225,287
Redefine Properties Ltd.	1,706,640	1,410,384
Sanlam Ltd.	853,840	4,116,548
Sappi Ltd.	299,000	1,920,210
Sasol Ltd.	104,087	3,084,851
Standard Bank Group Ltd.	346,868	3,703,356
Steinhoff International Holdings NV Class H	186,680	897,393
Woolworths Holdings Ltd./South Africa	238,160	1,310,057

		44,939,517
SOUTH KOREA — 1.53%
AmorePacific Corp.	8,840	2,411,393
AmorePacific Group	13,000	1,515,790
BGF retail Co. Ltd.	10,400	820,652
Celltrion Inc.[b]	21,388	1,844,142
CJ CheilJedang Corp.	3,640	1,110,386
CJ Corp.	2,080	326,650
CJ E&M Corp.	8,320	626,452
Coway Co. Ltd.	8,630	649,794
Doosan Heavy Industries & Construction Co. Ltd.	35,880	847,523
GS Engineering & Construction Corp.[a,b]	44,200	1,053,558
GS Retail Co. Ltd.	9,880	442,096
Hana Financial Group Inc.	40,333	1,195,656
Hankook Tire Co. Ltd.	11,960	582,511
Hanmi Pharm Co. Ltd.	1,593	394,789
Hanmi Science Co. Ltd.[a]	8,322	413,200
Hanssem Co. Ltd.[a]	4,680	839,670
Hanwha Corp.	53,040	1,606,581
Hyundai Development Co. Engineering & Construction	9,282	349,043
Hyundai Engineering & Construction Co. Ltd.	11,965	427,799
Hyundai Glovis Co. Ltd.	4,160	556,647
Hyundai Heavy Industries Co. Ltd.[b]	15,600	1,778,677
Hyundai Marine & Fire Insurance Co. Ltd.	9,880	255,906
Hyundai Mobis Co. Ltd.	9,360	1,949,161
Hyundai Motor Co.	23,400	2,808,967
Hyundai Steel Co.	7,800	390,638

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2017

Security	Shares	Value
KB Financial Group Inc.	57,735	$2,335,036
KCC Corp.	3,120	932,966
Kia Motors Corp.	35,880	1,123,855
Korea Aerospace Industries Ltd. Class A	31,720	1,692,316
Korea Electric Power Corp.	41,080	1,500,599
Korea Zinc Co. Ltd.	2,080	877,033
KT Corp.	49,140	1,243,194
KT&G Corp.	17,816	1,540,752
LG Chem Ltd.	7,280	1,641,305
LG Corp.	13,005	662,504
LG Display Co. Ltd.	35,998	949,435
LG Electronics Inc.	17,160	818,057
LG Household & Health Care Ltd.	1,560	1,179,967
Lotte Chemical Corp.	7,280	2,358,592
Lotte Confectionery Co. Ltd.	4,828	847,528
Lotte Shopping Co. Ltd.	2,080	405,404
Mirae Asset Daewoo Co. Ltd.	55,132	417,961
NAVER Corp.	4,472	2,916,940
NCsoft Corp.	3,120	816,178
OCI Co. Ltd.[b]	15,600	1,151,777
Orion Corp./Republic of Korea	532	297,107
Ottogi Corp.	520	290,853
POSCO	10,217	2,382,589
Samsung C&T Corp.	9,888	1,072,101
Samsung Electronics Co. Ltd.	16,120	27,368,350
Samsung Fire & Marine Insurance Co. Ltd.	5,200	1,203,683
Samsung SDI Co. Ltd.[a]	8,437	838,545
Shinhan Financial Group Co. Ltd.	63,865	2,522,505
SK Holdings Co. Ltd.	7,800	1,453,145
SK Hynix Inc.	93,080	4,301,175
SK Innovation Co. Ltd.	22,360	3,020,842
SK Telecom Co. Ltd.	5,720	1,097,634
Woori Bank	49,400	556,871

		97,014,480
SPAIN — 0.97%
ACS Actividades de Construccion y Servicios SA	94,391	2,905,198
Amadeus IT Holding SA Class A	75,920	3,507,089
Banco Bilbao Vizcaya Argentaria SA	981,963	6,659,078
Banco de Sabadell SA	1,452,884	2,188,764

Security	Shares	Value
Banco Popular Espanol SAa	1,393,600	$1,439,797
Banco Santander SA	2,018,734	11,233,297
Bankia SA	1,724,320	1,816,886
CaixaBank SA	302,640	1,105,800
Distribuidora Internacional de Alimentacion SA	156,520	827,657
Ferrovial SA	100,691	1,822,681
Grifols SA	104,374	2,235,637
Iberdrola SA	962,005	6,065,254
Iberdrola SA New[b]	20,350	128,303
Industria de Diseno Textil SA	223,600	7,378,617
International Consolidated Airlines Group SA	268,320	1,609,353
Red Electrica Corp. SA	51,216	914,921
Repsol SA	292,287	4,314,847
Telefonica SA	553,190	5,335,656

		61,488,835
SWEDEN — 0.94%
Atlas Copco AB Class A	237,640	7,619,943
Boliden AB	115,440	3,368,805
Electrolux AB Class B	25,480	677,691
Hennes & Mauritz AB Class B	178,360	5,100,897
Hexagon AB Class B	31,639	1,252,299
Investor AB Class B	76,666	3,059,939
Lundin Petroleum ABa,b	67,600	1,458,470
Millicom International Cellular SA SDR	10,400	514,670
Nordea Bank AB	568,361	6,872,398
Sandvik AB	320,320	4,323,895
Skandinaviska Enskilda Banken AB Class A	254,147	2,856,450
SKF AB Class B	66,419	1,337,254
Svenska Cellulosa AB SCA Class B	49,400	1,486,250
Svenska Handelsbanken AB Class A	382,720	5,717,858
Swedbank AB Class A	151,320	3,827,314
Telefonaktiebolaget LM Ericsson Class B	589,160	3,481,069
Telia Co. AB	394,686	1,601,482
Volvo AB Class B	381,449	4,878,512

		59,435,196
SWITZERLAND — 2.85%
ABB Ltd. Registered	378,680	8,992,978
Actelion Ltd. Registered	20,280	5,282,749

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2017

Security	Shares	Value
Adecco Group AG Registered	25,480	$1,818,155
Aryzta AG	17,160	472,396
Barry Callebaut AG Registered	1,560	1,929,049
Cie. Financiere Richemont SA Class A Registered	97,918	7,612,316
Credit Suisse Group AG Registered	262,806	3,992,968
Galenica AG Registered	1,560	1,710,845
Geberit AG Registered	6,240	2,666,515
Givaudan SA Registered	2,600	4,688,222
Julius Baer Group Ltd.	71,862	3,368,031
Kuehne + Nagel International AG Registered	4,160	568,384
LafargeHolcim Ltd. Registered	83,200	4,461,058
Lonza Group AG Registered	26,520	4,862,627
Nestle SA Registered	498,680	36,544,257
Novartis AG Registered	355,680	26,119,011
Roche Holding AG	111,280	26,280,397
Schindler Holding AG Participation Certificates	3,640	693,614
Schindler Holding AG Registered	4,160	784,269
SGS SA Registered	1,040	2,205,230
Sonova Holding AG Registered	5,720	756,019
Swatch Group AG (The) Bearer[a]	6,760	2,394,709
Swiss Prime Site AG Registered	9,633	803,564
Swiss Re AG	70,284	6,561,075
Swisscom AG Registered	3,640	1,604,906
Syngenta AG Registered	17,403	7,408,534
UBS Group AG	554,229	8,971,252
Zurich Insurance Group AG	22,906	6,582,051

		180,135,181
TAIWAN — 1.30%
Acer Inc.	2,600,000	1,194,411
Advanced Semiconductor Engineering Inc.	2,600,524	2,845,593
Cathay Financial Holding Co. Ltd.	1,040,000	1,575,959
Chang Hwa Commercial Bank Ltd.	2,604,392	1,441,530
China Airlines Ltd.	3,640,000	1,091,559
China Development Financial Holding Corp.	2,120,000	539,705
China Steel Corp.	1,601,305	1,292,446
Chunghwa Telecom Co. Ltd.	1,560,140	5,076,701

Security	Shares	Value
CTBC Financial Holding Co. Ltd.	1,646,142	$934,771
E.Sun Financial Holding Co. Ltd.	1,040,418	612,382
EVA Airways Corp.	2,727,660	1,313,969
Far EasTone Telecommunications Co. Ltd.	520,000	1,234,224
First Financial Holding Co. Ltd.	1,084,042	603,475
Formosa Plastics Corp.	538,160	1,548,588
Formosa Taffeta Co. Ltd.	520,000	499,330
Highwealth Construction Corp.	520,000	773,879
Hon Hai Precision Industry Co. Ltd.	2,747,500	7,336,367
HTC Corp.[b]	520,000	1,315,511
Hua Nan Financial Holdings Co. Ltd.	2,624,452	1,377,281
MediaTek Inc.	520,000	3,541,760
Mega Financial Holding Co. Ltd.	1,115,287	829,011
Nan Ya Plastics Corp.	525,830	1,232,964
Phison Electronics Corp.	520,000	4,097,492
Siliconware Precision Industries Co. Ltd.	921,454	1,402,200
SinoPac Financial Holdings Co. Ltd.	1,560,148	458,896
Taishin Financial Holding Co. Ltd.	1,560,356	587,386
Taiwan Business Bank	8,320,290	2,168,595
Taiwan Cooperative Financial Holding Co. Ltd.	3,924,682	1,790,434
Taiwan Mobile Co. Ltd.	520,000	1,733,554
Taiwan Semiconductor Manufacturing Co. Ltd.	4,680,000	27,695,400
Uni-President Enterprises Corp.	1,244,600	2,124,230
United Microelectronics Corp.	5,720,000	2,071,141

		82,340,744
THAILAND — 0.21%
Bangkok Dusit Medical Services PCL NVDR	2,548,000	1,606,521
Bangkok Expressway & Metro PCL[a]	6,292,000	1,259,829
BEC World PCL NVDR	1,664,000	836,490
Central Pattana PCL NVDR[a]	1,325,500	2,126,974
Charoen Pokphand Foods PCL NVDR	1,976,000	1,599,432
Energy Absolute PCL NVDR[a]	2,080,000	1,683,612

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2017

Security	Shares	Value
Glow Energy PCL NVDR	594,300	$1,316,541
Indorama Ventures PCL NVDR	2,132,033	2,119,317
Kasikornbank PCL NVDR	104,023	556,897

		13,105,613
TURKEY — 0.12%
Akbank TAS	269,360	599,315
Anadolu Efes Biracilik ve Malt Sanayii AS	70,938	398,343
Arcelik AS	103,051	623,981
BIM Birlesik Magazalar AS	42,966	612,849
Coca-Cola Icecek AS	43,236	442,283
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	949,000	771,698
TAV Havalimanlari Holding AS	107,477	442,110
Turk Hava Yollari AOb	400,487	587,680
Turkiye Garanti Bankasi AS	494,000	1,088,662
Turkiye Halk Bankasi AS	108,160	321,728
Turkiye Sise ve Cam Fabrikalari AS	823,338	881,054
Turkiye Vakiflar Bankasi Tao Class Da	471,120	612,711

		7,382,414
UNITED ARAB EMIRATES — 0.08%
Abu Dhabi Commercial Bank PJSC	442,000	859,234
Aldar Properties PJSC	2,113,280	1,472,950
DP World Ltd.	56,419	1,066,319
Emaar Properties PJSC	840,840	1,700,956

		5,099,459
UNITED KINGDOM — 5.94%
3i Group PLC	471,640	4,153,594
Anglo American PLC[b]	237,640	4,060,081
Antofagasta PLC[a]	80,600	846,714
Ashtead Group PLC	45,240	914,079
Associated British Foods PLC	24,440	733,647
AstraZeneca PLC	213,200	11,249,442
Auto Trader Group PLC[c]	344,760	1,734,971
Aviva PLC	481,619	2,889,657
BAE Systems PLC	644,850	4,721,686
Barclays PLC	2,491,633	6,879,154
Barratt Developments PLC	88,400	531,279
Berkeley Group Holdings PLC	9,360	329,723
BHP Billiton PLC	302,120	5,463,899
BP PLC	2,794,480	16,624,162
British American Tobacco PLC	300,560	18,526,710

Security	Shares	Value
British Land Co. PLC (The)	439,416	$3,222,996
BT Group PLC	1,341,095	5,126,656
Burberry Group PLC	80,080	1,652,279
Capita PLC	75,400	474,778
Carnival PLC	69,028	3,680,456
Centrica PLC	1,223,040	3,451,321
Compass Group PLC	432,640	7,685,582
Diageo PLC	352,668	9,776,749
Experian PLC	328,120	6,311,834
Fresnillo PLC	89,960	1,644,487
GlaxoSmithKline PLC	803,480	15,445,920
Glencore PLC[b]	1,922,440	7,895,595
HSBC Holdings PLC	3,021,200	25,709,785
Imperial Brands PLC	156,650	7,239,787
Inmarsat PLC[a]	212,680	1,626,843
Intertek Group PLC	32,760	1,398,026
J Sainsbury PLC	556,325	1,805,075
Johnson Matthey PLC	93,813	3,837,031
Kingfisher PLC	216,320	914,976
Land Securities Group PLC	287,702	3,597,863
Legal & General Group PLC	1,843,152	5,447,027
Lloyds Banking Group PLC	8,385,000	6,849,578
London Stock Exchange Group PLC	19,971	796,730
Marks & Spencer Group PLC	540,280	2,280,483
Mediclinic International PLC	39,520	390,303
National Grid PLC	638,567	7,452,970
Next PLC	21,320	1,027,310
Old Mutual PLC	1,287,520	3,364,386
Pearson PLC	248,796	1,937,534
Persimmon PLC	21,840	530,030
Petrofac Ltd.	52,520	605,912
Prudential PLC	448,467	8,643,798
Randgold Resources Ltd.	33,065	2,810,019
Reckitt Benckiser Group PLC	94,763	8,111,823
RELX PLC	421,780	7,551,031
Rio Tinto PLC	199,680	8,770,004
Rolls-Royce Holdings PLC	417,560	3,506,594
Royal Bank of Scotland Group PLC[b]	451,880	1,260,956
Royal Dutch Shell PLC Class A	621,323	16,786,725
Royal Dutch Shell PLC Class B	626,080	17,616,276
RSA Insurance Group PLC	107,640	776,645
Severn Trent PLC	23,400	668,278
Shire PLC	168,480	9,282,998
Sky PLC	211,689	2,665,924

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2017

Security	Shares	Value
Smith & Nephew PLC	279,385	$4,158,179
SSE PLC	216,390	4,053,659
Standard Chartered PLC[b]	577,200	5,621,326
Standard Life PLC	797,429	3,468,221
Tate & Lyle PLC	152,360	1,285,243
Taylor Wimpey PLC	691,080	1,452,848
Tesco PLC[b]	1,280,789	3,135,709
Unilever PLC	230,966	9,378,420
Vedanta Ltd. ADR	232,440	3,440,112
Vodafone Group PLC	4,476,680	10,946,013
Weir Group PLC (The)	53,040	1,337,930
Wm Morrison Supermarkets PLC	715,520	2,125,363
Wolseley PLC	79,801	4,926,514
WPP PLC	376,195	8,727,489

		375,347,197
UNITED STATES — 53.26%
3M Co.	108,160	18,908,531
Abbott Laboratories	293,917	12,276,913
AbbVie Inc.	252,200	15,411,942
Accenture PLC Class A	124,280	14,151,764
Activision Blizzard Inc.	93,600	3,763,656
Acuity Brands Inc.	6,760	1,400,875
Adobe Systems Inc.[b]	110,760	12,557,969
Advance Auto Parts Inc.	15,080	2,476,739
AES Corp./VA	276,277	3,160,609
Aetna Inc.	56,680	6,722,815
Aflac Inc.	83,370	5,835,066
AGCO Corp.	26,179	1,644,041
Agilent Technologies Inc.	31,200	1,527,864
Air Products & Chemicals Inc.	44,720	6,250,067
Akamai Technologies Inc.[b]	39,095	2,681,526
Albemarle Corp.	14,040	1,300,666
Alexion Pharmaceuticals Inc.[b]	39,520	5,164,474
Alleghany Corp.[b]	1,908	1,166,876
Allergan PLC[b]	61,880	13,544,913
Alliance Data Systems Corp.	7,280	1,662,606
Alliant Energy Corp.	62,400	2,349,360
Allstate Corp. (The)	110,760	8,330,260
Alphabet Inc. Class Ab	46,800	38,384,892
Alphabet Inc. Class Cb	48,360	38,532,764
Altria Group Inc.	331,240	23,577,663
Amazon.com Inc.[b]	64,480	53,097,990
Ameren Corp.	37,440	1,971,216
American Electric Power Co. Inc.	122,735	7,862,404

Security	Shares	Value
American Express Co.	155,614	$11,885,797
American International Group Inc.	211,120	13,566,571
American Tower Corp.	97,240	10,064,340
American Water Works Co. Inc.	49,920	3,666,125
Ameriprise Financial Inc.	36,400	4,086,628
AmerisourceBergen Corp.	22,360	1,951,581
AMETEK Inc.	17,160	876,876
Amgen Inc.	118,560	18,575,981
Amphenol Corp. Class A	32,240	2,175,878
Anadarko Petroleum Corp.	89,583	6,228,706
Annaly Capital Management Inc.	213,720	2,184,218
Anthem Inc.	49,400	7,614,516
Aon PLC	32,240	3,633,448
Apache Corp.	60,848	3,639,927
Apple Inc.	882,960	107,147,196
Applied Materials Inc.	244,400	8,370,700
Archer-Daniels-Midland Co.	118,591	5,248,838
Arconic Inc.	54,324	1,238,044
AT&T Inc.	954,200	40,229,072
Autodesk Inc.[b]	40,040	3,256,854
Autoliv Inc.	12,480	1,443,437
Automatic Data Processing Inc.	113,360	11,448,226
AutoZone Inc.[b]	3,640	2,638,927
AvalonBay Communities Inc.	17,680	3,064,121
Baker Hughes Inc.	76,118	4,801,523
Bank of America Corp.	1,642,711	37,190,977
Bank of New York Mellon Corp. (The)	179,439	8,026,307
Baxter International Inc.	88,347	4,232,705
BB&T Corp.	158,722	7,331,369
Becton Dickinson and Co.	46,522	8,247,885
Bed Bath & Beyond Inc.	57,720	2,329,002
Berkshire Hathaway Inc. Class Bb	191,360	31,409,830
Best Buy Co. Inc.	66,560	2,963,251
Biogen Inc.[b]	37,960	10,524,030
BioMarin Pharmaceutical Inc.[b]	20,800	1,822,704
BlackRock Inc.[e]	15,267	5,709,553
Boeing Co. (The)	100,880	16,485,810
BorgWarner Inc.	28,600	1,167,738
Boston Properties Inc.	32,983	4,317,475
Boston Scientific Corp.[b]	336,960	8,107,258
Bristol-Myers Squibb Co.	288,764	14,195,638

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2017

Security	Shares	Value
Broadcom Ltd.	71,760	$14,316,120
Brown-Forman Corp. Class B	13,520	616,512
Bunge Ltd.	19,240	1,331,600
CA Inc.	150,800	4,715,516
Cabot Oil & Gas Corp.	102,960	2,211,581
Calpine Corp.[b]	88,400	1,043,120
Capital One Financial Corp.	89,583	7,828,658
Cardinal Health Inc.	74,360	5,574,026
CarMax Inc.[b]	31,200	2,081,352
Carnival Corp.	92,040	5,097,175
Caterpillar Inc.	91,655	8,767,717
CBRE Group Inc. Class Ab	54,600	1,657,656
CBS Corp. Class B NVS	103,480	6,673,425
Celanese Corp. Series A	16,120	1,360,528
Celgene Corp.[b]	128,960	14,978,704
Centene Corp.[b]	23,920	1,513,418
CenturyLink Inc.	101,621	2,627,919
Cerner Corp.[b]	39,000	2,094,690
CF Industries Holdings Inc.	36,943	1,303,719
CH Robinson Worldwide Inc.	54,600	4,152,876
Charles Schwab Corp. (The)	238,680	9,843,163
Charter Communications Inc. Class Ab	30,680	9,938,786
Cheniere Energy Inc.[b]	54,080	2,576,912
Chevron Corp.	289,640	32,251,414
Chipotle Mexican Grill Inc.[a,b]	5,200	2,191,488
Chubb Ltd.	74,431	9,786,932
Church & Dwight Co. Inc.	65,758	2,973,577
Cigna Corp.	52,520	7,679,474
Cisco Systems Inc.	803,400	24,680,448
CIT Group Inc.	38,480	1,584,991
Citigroup Inc.	483,691	27,004,469
Citizens Financial Group Inc.	58,760	2,125,349
Citrix Systems Inc.[b]	29,640	2,702,872
Clorox Co. (The)	23,555	2,826,600
CME Group Inc.	52,277	6,329,699
CMS Energy Corp.	60,840	2,591,784
Coach Inc.	63,440	2,369,484
Coca-Cola Co. (The)	618,830	25,724,763
Cognizant Technology Solutions Corp. Class Ab	130,000	6,836,700
Colgate-Palmolive Co.	165,380	10,680,240
Comcast Corp. Class A	415,480	31,335,502
Comerica Inc.	57,200	3,862,716
Conagra Brands Inc.	153,920	6,016,733

Security	Shares	Value
Concho Resources Inc.[b]	24,440	$3,407,914
ConocoPhillips	183,560	8,950,386
Consolidated Edison Inc.	45,240	3,363,594
Constellation Brands Inc. Class A	29,640	4,438,886
Core Laboratories NV	11,440	1,336,535
Corning Inc.	269,880	7,149,121
Costco Wholesale Corp.	79,040	12,958,608
Coty Inc. Class A	70,200	1,347,840
CR Bard Inc.	32,240	7,651,519
Crown Castle International Corp.	40,040	3,516,713
CSX Corp.	192,400	8,925,436
Cummins Inc.	29,771	4,376,635
CVS Health Corp.	171,719	13,533,174
Danaher Corp.	134,890	11,319,969
Deere & Co.	55,120	5,900,596
Dell Technologies Inc. Class Vb	41,080	2,587,629
Delphi Automotive PLC	47,320	3,315,239
Delta Air Lines Inc.	45,363	2,142,948
Devon Energy Corp.	78,000	3,552,120
Discover Financial Services	50,440	3,494,483
DISH Network Corp. Class Ab	19,240	1,138,431
Dollar General Corp.	43,680	3,224,458
Dollar Tree Inc.[b]	35,880	2,769,577
Dominion Resources Inc./VA	122,720	9,361,082
Dover Corp.	62,400	4,851,600
Dow Chemical Co. (The)	165,974	9,897,030
DR Horton Inc.	98,800	2,955,108
Dr Pepper Snapple Group Inc.	67,830	6,186,096
DTE Energy Co.	24,960	2,462,054
Duke Energy Corp.	133,120	10,455,245
Duke Realty Corp.	76,960	1,872,437
Eaton Corp. PLC	100,360	7,103,481
eBay Inc.[b]	194,709	6,197,588
Ecolab Inc.	52,000	6,246,760
Edgewell Personal Care Co.[b]	11,960	942,926
Edison International	98,907	7,208,342
Edwards Lifesciences Corp.[b]	34,840	3,353,002
EI du Pont de Nemours & Co.	143,182	10,810,241
Electronic Arts Inc.[b]	70,720	5,900,170
Eli Lilly & Co.	165,974	12,784,977
Emerson Electric Co.	97,871	5,741,113
Endo International PLC[b]	45,760	560,102
Entergy Corp.	47,380	3,394,303

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2017

Security	Shares	Value
EOG Resources Inc.	98,800	$10,036,104
EQT Corp.	35,880	2,175,404
Equinix Inc.	12,280	4,727,554
Equity Residential	56,160	3,412,843
Essex Property Trust Inc.	9,360	2,099,448
Estee Lauder Companies Inc. (The) Class A	25,480	2,069,231
Eversource Energy	38,480	2,128,714
Exelon Corp.	151,320	5,429,362
Expedia Inc.	18,720	2,276,165
Expeditors International of Washington Inc.	88,920	4,630,954
Express Scripts Holding Co.[b]	122,200	8,417,136
Exxon Mobil Corp.	657,710	55,175,292
F5 Networks Inc.[b]	18,375	2,462,801
Facebook Inc. Class Ab	361,920	47,165,414
Fastenal Co.	29,640	1,472,515
Federal Realty Investment Trust	11,440	1,606,519
FedEx Corp.	50,440	9,538,708
Fifth Third Bancorp.	191,601	5,000,786
First Republic Bank/CA	46,800	4,414,644
FirstEnergy Corp.	88,920	2,696,054
FleetCor Technologies Inc.[b]	12,480	1,840,675
Fluor Corp.	60,030	3,331,665
FNF Group	46,112	1,630,520
Ford Motor Co.	523,822	6,474,440
Fortive Corp.	74,725	4,133,040
Franklin Resources Inc.	124,280	4,938,887
Freeport-McMoRan Inc.[b]	225,680	3,757,572
Frontier Communications Corp.	179,920	627,921
Gap Inc. (The)	63,440	1,461,023
General Dynamics Corp.	54,600	9,886,968
General Electric Co.	1,459,919	43,359,594
General Mills Inc.	118,560	7,407,629
General Motors Co.	166,794	6,106,328
GGP Inc.	82,160	2,040,854
Gilead Sciences Inc.	216,320	15,672,384
Global Payments Inc.	22,880	1,768,166
Goldman Sachs Group Inc. (The)	67,080	15,382,786
Halliburton Co.	160,160	9,060,251
Hanesbrands Inc.	56,680	1,343,883
Harley-Davidson Inc.	29,771	1,698,138
Harris Corp.	14,560	1,495,458
Hartford Financial Services Group Inc. (The)	70,268	3,422,754

Security	Shares	Value
HCA Holdings Inc.[b]	45,434	$3,647,442
HCP Inc.	66,560	2,018,099
Helmerich & Payne Inc.	20,800	1,480,128
Hershey Co. (The)	17,390	1,834,123
Hess Corp.	56,704	3,072,223
Hewlett Packard Enterprise Co.	329,876	7,481,588
HollyFrontier Corp.	46,280	1,340,732
Home Depot Inc. (The)	210,080	28,902,806
Honeywell International Inc.	108,231	12,805,892
Hormel Foods Corp.	47,840	1,736,592
Host Hotels & Resorts Inc.	83,200	1,503,424
HP Inc.	329,876	4,964,634
Humana Inc.	23,400	4,644,900
Illinois Tool Works Inc.	84,240	10,715,328
Illumina Inc.[b]	27,040	4,329,104
Incyte Corp.[b]	31,200	3,781,752
Ingersoll-Rand PLC	84,760	6,725,706
Intel Corp.	724,880	26,690,082
Intercontinental Exchange Inc.	78,000	4,552,080
International Business Machines Corp.	145,600	25,410,112
International Paper Co.	114,400	6,475,040
Intuit Inc.	55,120	6,536,130
Intuitive Surgical Inc.[b]	5,720	3,962,187
Jacobs Engineering Group Inc.[b]	66,794	3,910,789
JM Smucker Co. (The)	17,680	2,401,828
Johnson & Johnson	442,000	50,056,500
Johnson Controls International PLC	194,540	8,555,869
JPMorgan Chase & Co.	601,120	50,872,786
Juniper Networks Inc.	118,591	3,175,867
Kansas City Southern	16,370	1,406,347
Kellogg Co.	75,400	5,482,334
KeyCorp	118,040	2,121,179
Kimberly-Clark Corp.	69,850	8,460,931
Kimco Realty Corp.	60,840	1,514,308
Kinder Morgan Inc./DE	311,480	6,958,463
KLA-Tencor Corp.	14,560	1,239,202
Kohl’s Corp.	48,360	1,926,179
Kraft Heinz Co. (The)	81,761	7,300,440
Kroger Co. (The)	205,400	6,975,384
L Brands Inc.	35,880	2,160,335
L3 Technologies Inc.	35,360	5,611,278
Laboratory Corp. of America Holdings[b]	35,880	4,815,455

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2017

Security	Shares	Value
Las Vegas Sands Corp.	56,704	$2,981,496
Level 3 Communications Inc.[b]	40,040	2,380,778
Liberty Global PLC Series Ab	59,280	2,162,534
Liberty Global PLC Series C NVS[b]	67,600	2,374,788
Liberty Global PLC LiLAC Class Cb	32,695	729,752
Liberty Interactive Corp. QVC Group Series Ab	67,830	1,300,979
Lincoln National Corp.	67,830	4,579,203
LKQ Corp.[b]	59,280	1,891,625
Lockheed Martin Corp.	50,440	12,677,085
Lowe’s Companies Inc.	174,720	12,768,538
lululemon athletica Inc.[b]	27,040	1,825,470
LyondellBasell Industries NV Class A	60,840	5,674,547
M&T Bank Corp.	17,160	2,789,701
Macerich Co. (The)	30,680	2,107,409
Macy’s Inc.	67,600	1,996,904
Mallinckrodt PLC[b]	19,760	962,905
Marathon Oil Corp.	160,680	2,691,390
Marathon Petroleum Corp.	104,520	5,022,186
Marriott International Inc./MD Class A	80,231	6,787,543
Marsh & McLennan Companies Inc.	97,760	6,649,635
Martin Marietta Materials Inc.	10,400	2,387,840
Marvell Technology Group Ltd.	59,280	881,494
Masco Corp.	65,520	2,158,884
MasterCard Inc. Class A	141,286	15,022,940
Mattel Inc.	74,360	1,948,976
McCormick & Co. Inc./MD	20,280	1,937,754
McDonald’s Corp.	151,340	18,549,744
McKesson Corp.	45,760	6,367,504
Mead Johnson Nutrition Co.	50,960	3,590,642
Medtronic PLC	227,240	17,274,785
Merck & Co. Inc.	439,920	27,270,641
MetLife Inc.	119,600	6,507,436
MGM Resorts International[b]	89,079	2,565,475
Michael Kors Holdings Ltd.[b]	40,040	1,714,112
Micron Technology Inc.[b]	193,031	4,653,977
Microsoft Corp.	1,228,760	79,439,334
Molson Coors Brewing Co. Class B	27,040	2,609,901
Mondelez International Inc. Class A	245,478	10,869,766

Security	Shares	Value
Monsanto Co.	82,846	$8,973,050
Monster Beverage Corp.[b]	82,680	3,522,168
Moody’s Corp.	60,840	6,307,283
Morgan Stanley	208,000	8,837,920
Mosaic Co. (The)	50,960	1,598,615
Motorola Solutions Inc.	60,320	4,868,427
Murphy Oil Corp.	55,668	1,609,362
Mylan NVb	69,680	2,651,324
National Oilwell Varco Inc.	71,760	2,713,246
Navient Corp.	121,680	1,830,067
NetApp Inc.	58,139	2,227,887
Netflix Inc.[b]	73,840	10,390,026
New York Community Bancorp. Inc.	90,480	1,374,391
Newell Brands Inc.	55,640	2,633,441
Newfield Exploration Co.[b]	41,600	1,667,328
Newmont Mining Corp.	53,560	1,943,157
News Corp. Class A	73,320	901,103
NextEra Energy Inc.	79,226	9,801,841
NIKE Inc. Class B	254,800	13,478,920
Noble Energy Inc.	99,320	3,948,963
Nordstrom Inc.	17,680	781,810
Norfolk Southern Corp.	57,720	6,779,791
Northern Trust Corp.	71,310	5,915,878
Northrop Grumman Corp.	42,640	9,767,971
Nuance Communications Inc.[b]	67,080	1,063,889
Nucor Corp.	80,600	4,682,054
NVIDIA Corp.	95,680	10,446,342
O’Reilly Automotive Inc.[b]	16,640	4,364,173
Occidental Petroleum Corp.	129,925	8,805,017
OGE Energy Corp.	45,760	1,534,790
Omnicom Group Inc.	43,160	3,696,654
ONEOK Inc.	45,760	2,521,834
Oracle Corp.	513,760	20,606,914
PACCAR Inc.	105,040	7,070,242
Palo Alto Networks Inc.[b]	15,080	2,225,205
Parker-Hannifin Corp.	46,280	6,809,176
Paychex Inc.	124,280	7,492,841
PayPal Holdings Inc.[b]	194,709	7,745,524
Pentair PLC	30,979	1,816,299
People’s United Financial Inc.	84,240	1,579,500
PepsiCo Inc.	235,060	24,394,527
Perrigo Co. PLC	27,040	2,059,096
Pfizer Inc.	998,400	31,679,232
PG&E Corp.	111,490	6,900,116

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2017

Security	Shares	Value
Philip Morris International Inc.	248,560	$23,894,073
Phillips 66	86,320	7,045,438
Pinnacle West Capital Corp.	30,680	2,381,688
Pioneer Natural Resources Co.	27,040	4,873,419
PNC Financial Services Group Inc. (The)[e]	80,239	9,665,590
PPG Industries Inc.	44,720	4,472,447
PPL Corp.	107,195	3,734,674
Praxair Inc.	61,880	7,329,067
Priceline Group Inc. (The)[b]	7,499	11,811,900
Principal Financial Group Inc.	91,655	5,232,584
Procter & Gamble Co. (The)	384,843	33,712,247
Progressive Corp. (The)	93,604	3,504,534
Prologis Inc.	64,480	3,149,848
Prudential Financial Inc.	70,938	7,456,293
Public Service Enterprise Group Inc.	110,303	4,880,908
Public Storage	26,000	5,590,000
PulteGroup Inc.	89,440	1,923,854
PVH Corp.	13,000	1,219,530
Qorvo Inc.[b]	21,840	1,402,346
QUALCOMM Inc.	247,000	13,197,210
Quest Diagnostics Inc.	49,440	4,544,525
Ralph Lauren Corp.	8,840	781,721
Range Resources Corp.	44,200	1,429,428
Raytheon Co.	67,080	9,670,253
Realty Income Corp.	58,760	3,503,859
Red Hat Inc.[b]	25,487	1,933,954
Regeneron Pharmaceuticals Inc.[b]	15,080	5,418,093
Regions Financial Corp.	264,680	3,814,039
Republic Services Inc.	19,760	1,133,829
Reynolds American Inc.	164,320	9,880,562
Rite Aid Corp.[b]	229,320	1,288,778
Rockwell Automation Inc.	11,960	1,769,960
Ross Stores Inc.	57,720	3,815,869
Royal Caribbean Cruises Ltd.	31,720	2,969,944
S&P Global Inc.	71,762	8,624,357
salesforce.com inc.[b]	97,760	7,732,816
SBA Communications Corp.[b]	30,807	3,242,745
SCANA Corp.	35,880	2,464,956
Schlumberger Ltd.	213,720	17,890,501
Seagate Technology PLC	63,960	2,887,794
Sempra Energy	38,677	3,960,138
ServiceNow Inc.[b]	26,520	2,403,242
Sherwin-Williams Co. (The)	7,280	2,211,737

Security	Shares	Value
Signature Bank/New York NYb	8,840	$1,392,477
Simon Property Group Inc.	63,443	11,658,920
Sirius XM Holdings Inc.[a]	352,560	1,664,083
Skyworks Solutions Inc.	49,920	4,579,661
SL Green Realty Corp.	15,080	1,643,268
Southern Co. (The)	147,326	7,282,324
Southwest Airlines Co.	33,800	1,768,078
Southwestern Energy Co.[b]	112,320	1,012,003
Spectra Energy Corp.	149,240	6,215,846
Splunk Inc.[b]	30,160	1,745,058
Sprint Corp.[b]	199,680	1,843,046
Starbucks Corp.	278,200	15,362,204
State Street Corp.	64,858	4,942,180
Stryker Corp.	66,794	8,251,063
SunTrust Banks Inc.	114,447	6,502,879
Symantec Corp.	171,600	4,727,580
Synchrony Financial	133,133	4,768,824
Sysco Corp.	100,979	5,297,358
T Rowe Price Group Inc.	87,511	5,901,742
Target Corp.	100,880	6,504,742
TE Connectivity Ltd.	93,080	6,920,498
TechnipFMC PLC[b]	74,880	2,517,466
Tesla Motors Inc.[a,b]	19,760	4,978,137
Tesoro Corp.	20,800	1,681,680
Texas Instruments Inc.	164,866	12,453,978
Textron Inc.	80,805	3,827,733
Thermo Fisher Scientific Inc.	81,640	12,441,120
Tiffany & Co.	14,040	1,105,229
Time Warner Inc.	140,400	13,597,740
TJX Companies Inc. (The)	154,440	11,570,645
Toll Brothers Inc.[b]	70,200	2,201,472
Tractor Supply Co.	21,840	1,608,953
Travelers Companies Inc. (The)	46,280	5,450,858
Trimble Inc.[b]	39,000	1,155,180
TripAdvisor Inc.[b]	23,400	1,237,860
Twenty-First Century Fox Inc. Class A	274,205	8,604,553
Twitter Inc.[b]	108,160	1,905,779
Tyson Foods Inc. Class A	52,520	3,297,731
U.S. Bancorp.	288,709	15,200,529
UDR Inc.	63,960	2,235,402
Ulta Salon Cosmetics & Fragrance Inc.[b]	15,080	4,105,982
Under Armour Inc. Class Aa,b	27,040	581,090
Under Armour Inc. Class Cb	32,760	629,647
Union Pacific Corp.	139,360	14,852,989

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2017

Security	Shares	Value
United Continental Holdings Inc.[b]	15,080	$1,062,688
United Parcel Service Inc. Class B	93,080	10,157,820
United Technologies Corp.	125,320	13,743,844
UnitedHealth Group Inc.	160,160	25,961,936
Valero Energy Corp.	86,840	5,710,598
Varex Imaging Corp.[b]	14,889	428,053
Varian Medical Systems Inc.[b]	38,480	2,987,972
Ventas Inc.	50,440	3,110,635
VeriSign Inc.[a,b]	47,840	3,837,246
Verisk Analytics Inc. Class Ab	23,920	1,976,749
Verizon Communications Inc.	622,440	30,505,784
Vertex Pharmaceuticals Inc.[b]	45,760	3,929,411
VF Corp.	37,440	1,927,411
Viacom Inc. Class B NVS	74,360	3,133,530
Visa Inc. Class A	321,498	26,591,100
Vornado Realty Trust	56,724	6,030,329
Vulcan Materials Co.	34,840	4,471,017
Wal-Mart Stores Inc.	228,280	15,235,407
Walgreens Boots Alliance Inc.	153,400	12,569,596
Walt Disney Co. (The)	250,640	27,733,316
Waste Connections Inc.	36,400	2,922,920
Waste Management Inc.	142,480	9,902,360
Waters Corp.[b]	18,720	2,651,688
Weatherford International PLC[a,b]	250,120	1,303,125
WEC Energy Group Inc.	48,880	2,886,364
Wells Fargo & Co.	765,440	43,117,235
Welltower Inc.	50,960	3,378,648
Western Digital Corp.	42,472	3,386,293
Western Union Co. (The)	157,560	3,085,025
WestRock Co.	26,520	1,415,107
Weyerhaeuser Co.	107,419	3,365,437
Whirlpool Corp.	24,440	4,274,312
Whole Foods Market Inc.	51,480	1,555,726
Williams Companies Inc. (The)	134,160	3,869,174
Willis Towers Watson PLC	17,680	2,212,298
Wynn Resorts Ltd.	19,760	2,004,257
Xcel Energy Inc.	61,360	2,535,395
Xerox Corp.	283,400	1,963,962
XL Group Ltd.	42,640	1,601,985
Xylem Inc./NY	89,583	4,417,338
Yahoo! Inc.[b]	194,480	8,570,734
Yum! Brands Inc.	86,840	5,690,625
Zillow Group Inc. Class Cb	41,080	1,453,410

Security	Shares	Value
Zimmer Biomet Holdings Inc.	54,080	$6,399,286
Zoetis Inc.	63,960	3,513,962

		3,368,474,073

TOTAL COMMON STOCKS
(Cost: $6,027,948,638)		6,254,113,437

PREFERRED STOCKS — 0.72%

BRAZIL — 0.49%
Banco Bradesco SA	624,108	6,488,207
Cia. Brasileira de Distribuicao	75,071	1,382,827
Cia. Energetica de Minas Gerais	364,086	1,057,956
Itau Unibanco Holding SA	560,572	6,636,793
Itausa-Investimentos Itau SA	794,680	2,344,539
Lojas Americanas SA	373,760	1,987,952
Petroleo Brasileiro SA	1,040,000	4,966,158
Telefonica Brasil SA	52,000	771,540
Vale SA	572,000	5,555,517

		31,191,489
COLOMBIA — 0.02%
Bancolombia SA	124,800	1,178,607

		1,178,607
GERMANY — 0.14%
Henkel AG & Co. KGaA	24,960	3,040,001
Porsche Automobil Holding SE	19,240	1,153,993
Volkswagen AG	30,160	4,690,265

		8,884,259
ITALY — 0.01%
Telecom Italia SpA/Milano	715,000	511,142

		511,142
SOUTH KOREA — 0.06%
Samsung Electronics Co. Ltd.	2,817	3,808,198

		3,808,198

TOTAL PREFERRED STOCKS
(Cost: $42,412,774)		45,573,695

RIGHTS — 0.00%

SPAIN — 0.00%
ACS Actividades de Construccion y Servicios SAb	91,314	41,052

		41,052

TOTAL RIGHTS
(Cost: $43,392)		41,052

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.11%

MONEY MARKET FUNDS — 2.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[f,g,h]	128,853,263	$128,891,919
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[f,g]	4,469,750	4,469,750

		133,361,669

TOTAL SHORT-TERM INVESTMENTS
(Cost: $133,330,399)		133,361,669

TOTAL INVESTMENTS IN SECURITIES — 101.72%
(Cost: $6,203,735,203)[i]		6,433,089,853
Other Assets, Less Liabilities — (1.72)%		(108,851,147)

NET ASSETS — 100.00%		$6,324,238,706

ADR	— American Depositary Receipts
CPO	— Certificates of Participation (Ordinary)
GDR	— Global Depositary Receipts
NVDR	— Non-Voting Depositary Receipts
NVS	— Non-Voting Shares
SDR	— Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[i]	The cost of investments for federal income tax purposes was $6,239,954,886. Net unrealized appreciation was $193,134,967, of which $754,821,103 represented gross unrealized appreciation on securities and $561,686,136 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	13,904	2,059	(696)	15,267	$5,709,553	$63,747	$94,682
PNC Financial Services Group Inc. (The)	92,828	13,202	(25,791)	80,239	9,665,590	102,758	447,818

					$15,375,143	$166,505	$542,500

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$6,253,985,134	$128,303	$0	[a]	$6,254,113,437
Preferred stocks	45,573,695	—	—		45,573,695
Rights	41,052	—	—		41,052
Money market funds	133,361,669	—	—		133,361,669

Total	$6,432,961,550	$128,303	$0	[a]	$6,433,089,853

[a]	Rounds to less than $1.

See notes to financial statements.

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.21%

AUSTRALIA — 5.25%
AGL Energy Ltd.	73,112	$1,254,367
Alumina Ltd.	566,371	834,123
Amcor Ltd./Australia	150,917	1,638,331
AMP Ltd.	476,004	1,806,792
Aristocrat Leisure Ltd.	68,913	799,378
ASX Ltd.	49,766	1,884,837
Aurizon Holdings Ltd.	281,162	1,069,355
Australia & New Zealand Banking Group Ltd.	327,558	7,283,416
BHP Billiton Ltd.	376,675	7,617,782
Boral Ltd.	261,163	1,153,884
Brambles Ltd.	275,682	2,178,646
Commonwealth Bank of Australia	198,391	12,298,690
Computershare Ltd.	104,481	1,022,393
Crown Resorts Ltd.	80,033	692,630
CSL Ltd.	55,081	4,695,794
Fortescue Metals Group Ltd.	241,566	1,221,343
Goodman Group	311,223	1,634,953
Insurance Australia Group Ltd.	482,391	2,113,015
Macquarie Group Ltd.	42,240	2,712,825
Medibank Pvt Ltd.	405,080	830,294
Mirvac Group	630,921	972,296
National Australia Bank Ltd.	295,660	6,807,576
Newcrest Mining Ltd.	91,979	1,503,350
Oil Search Ltd.	155,984	813,513
Orica Ltd.	67,184	956,301
Origin Energy Ltd.	272,401	1,466,164
Qantas Airways Ltd.	262,787	680,277
QBE Insurance Group Ltd.	180,418	1,712,054
Rio Tinto Ltd.	46,769	2,367,452
Santos Ltd.	237,086	719,935
Scentre Group	723,710	2,417,379
Seek Ltd.	39,026	427,808
Sonic Healthcare Ltd.	86,697	1,370,289
South32 Ltd.	691,950	1,444,558
Stockland	262,561	867,056
Suncorp Group Ltd.	217,113	2,147,621
Sydney Airport	315,719	1,402,116
Tabcorp Holdings Ltd.	186,421	670,812
Telstra Corp. Ltd.	428,547	1,626,657
Transurban Group	278,460	2,156,207
Treasury Wine Estates Ltd.	91,390	806,874
Vocus Group Ltd.	55,662	170,713

Security	Shares	Value
Wesfarmers Ltd.	139,481	$4,263,010
Westfield Corp.	288,990	1,928,409
Westpac Banking Corp.	373,245	8,984,993
Woodside Petroleum Ltd.	85,799	2,055,638
Woolworths Ltd.	159,068	2,970,609

		108,452,515
AUSTRIA — 0.12%
Erste Group Bank AG	27,911	848,799
IMMOEAST AG Escrow[a]	54,189	1
OMV AG	11,884	415,665
Raiffeisen Bank International AGa	19,019	422,381
Voestalpine AG	19,031	806,219

		2,493,065
BELGIUM — 0.87%
Ageas	40,289	1,723,326
Anheuser-Busch InBev SA/NV	86,404	8,978,181
Groupe Bruxelles Lambert SA	20,007	1,703,564
KBC Group NV	29,769	1,930,925
Solvay SA	11,926	1,396,462
UCB SA	20,814	1,433,298
Umicore SA	13,483	754,782

		17,920,538
BRAZIL — 1.03%
Ambev SA	494,000	2,701,299
Banco do Brasil SA	123,500	1,221,474
BB Seguridade Participacoes SA	74,700	662,823
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	271,700	1,597,143
BR Malls Participacoes SAa	128,200	597,909
BRF SA	74,159	1,048,215
CCR SA	123,500	608,970
CETIP SA – Mercados Organizados	24,738	370,034
Cia. de Saneamento Basico do Estado de Sao Paulo	74,100	738,538
Cia. Siderurgica Nacional SAa	123,500	453,488
Cielo SA	128,520	1,082,355
CPFL Energia SA	51,972	418,525
EDP – Energias do Brasil SA	81,000	361,808
Embraer SA	98,800	565,388
Engie Brasil Energia SA	24,700	281,124
Fibria Celulose SA	49,400	461,263
Hypermarcas SA	74,100	658,442
JBS SA	74,100	280,338
Klabin SA Units	74,100	382,579

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2017

Security	Shares	Value
Kroton Educacional SA	205,044	$880,683
Lojas Renner SA	126,500	960,378
Natura Cosmeticos SA	24,700	198,436
Petroleo Brasileiro SAa	370,500	1,907,007
TIM Participacoes SA	103,460	294,383
Ultrapar Participacoes SA	49,400	1,039,058
Vale SA	148,200	1,516,183

		21,287,843
CANADA — 7.09%
Agnico Eagle Mines Ltd.	28,158	1,340,569
Agrium Inc.	17,784	1,828,120
Alimentation Couche-Tard Inc. Class B	52,252	2,389,064
ARC Resources Ltd.	54,834	851,688
Bank of Montreal	80,534	6,080,124
Bank of Nova Scotia (The)	141,037	8,411,917
Barrick Gold Corp.	139,169	2,559,749
BCE Inc.	20,007	900,181
BlackBerry Ltd.[a]	71,630	504,363
Bombardier Inc. Class Ba	297,229	567,670
Brookfield Asset Management Inc. Class A	107,602	3,713,971
Cameco Corp.	58,625	745,094
Canadian Imperial Bank of Commerce	48,468	4,119,455
Canadian National Railway Co.	88,206	6,118,773
Canadian Natural Resources Ltd.	134,615	4,061,940
Canadian Pacific Railway Ltd.	17,043	2,572,758
Canadian Tire Corp. Ltd. Class A	14,079	1,494,453
Canadian Utilities Ltd. Class A	19,513	554,371
CCL Industries Inc. Class B	3,713	762,678
Cenovus Energy Inc.	94,848	1,292,043
CGI Group Inc. Class Aa	23,712	1,137,994
Constellation Software Inc./Canada	1,976	890,780
Crescent Point Energy Corp.	61,751	718,514
Dollarama Inc.	22,129	1,672,723
Eldorado Gold Corp.[a]	111,430	393,157
Empire Co. Ltd. Class A	17,012	212,038
Enbridge Inc.	108,186	4,597,127
Encana Corp.	116,337	1,482,154
Fairfax Financial Holdings Ltd.	2,964	1,382,253
Finning International Inc.	46,508	939,613
First Quantum Minerals Ltd.	81,554	1,026,501
Fortis Inc./Canada	41,833	1,342,506

Security	Shares	Value
Franco-Nevada Corp.	19,760	$1,282,828
George Weston Ltd.	6,962	592,631
Gildan Activewear Inc.	38,781	1,012,545
Goldcorp Inc.	94,954	1,532,374
Great-West Lifeco Inc.	38,322	1,048,178
H&R REIT	20,834	360,510
Husky Energy Inc.[a]	57,805	744,426
Imperial Oil Ltd.	40,261	1,321,086
Kinross Gold Corp.[a]	183,768	714,634
Loblaw Companies Ltd.	30,932	1,622,581
Magna International Inc. Class A	45,448	1,962,238
Manulife Financial Corp.	231,714	4,434,335
Metro Inc.	30,875	936,137
National Bank of Canada	34,847	1,501,328
Onex Corp.	13,226	923,766
Open Text Corp.	39,520	1,350,121
Pembina Pipeline Corp.	46,189	1,430,221
Peyto Exploration & Development Corp.	25,194	547,263
Potash Corp. of Saskatchewan Inc.	106,457	1,976,854
Power Corp. of Canada	58,318	1,365,637
Power Financial Corp.	35,837	929,357
PrairieSky Royalty Ltd.	29,263	684,580
Restaurant Brands International Inc.	24,016	1,175,794
RioCan REIT	18,297	365,028
Rogers Communications Inc. Class B	52,187	2,259,602
Royal Bank of Canada	170,924	12,265,886
Saputo Inc.	38,122	1,400,901
Seven Generations Energy Ltd. Class Aa	34,580	689,876
Shaw Communications Inc. Class B	46,683	1,005,094
Silver Wheaton Corp.	52,611	1,160,973
SNC-Lavalin Group Inc.	27,914	1,200,704
Sun Life Financial Inc.	91,884	3,619,683
Suncor Energy Inc.	187,119	5,792,616
Teck Resources Ltd. Class B	70,455	1,723,344
TELUS Corp.	35,784	1,192,297
Thomson Reuters Corp.	39,317	1,759,049
Toronto-Dominion Bank (The)	187,720	9,706,006
Tourmaline Oil Corp.[a]	27,212	634,929
TransCanada Corp.	87,438	4,117,215

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2017

Security	Shares	Value
Turquoise Hill Resources Ltd.[a]	131,515	$475,118
Valeant Pharmaceuticals International Inc.[a,b]	40,215	553,988
Yamana Gold Inc.	132,639	437,467

		146,473,541
CHILE — 0.28%
Aguas Andinas SA Series A	765,510	416,992
Banco de Chile	3,110,136	372,502
Banco de Credito e Inversiones	7,034	363,213
Banco Santander Chile	8,234,131	447,475
Cencosud SA	117,078	341,573
Colbun SA	1,565,733	303,176
Empresas CMPC SA	154,985	336,036
Empresas COPEC SA	50,797	521,517
Enel Americas SA	4,619,864	830,127
Enel Chile SA	3,092,843	298,911
Enel Generacion Chile SA	342,836	221,100
Itau CorpBanca	29,225,040	240,515
LATAM Airlines Group SAa	40,831	376,837
SACI Falabella	87,477	711,913

		5,781,887
CHINA — 6.24%
3SBio Inc.[a,b,c]	370,500	362,414
58.com Inc. ADR[a,b]	8,398	245,054
AAC Technologies Holdings Inc.	123,500	1,273,302
Air China Ltd. Class H	500,000	360,855
Alibaba Group Holding Ltd. ADR[a]	127,452	12,912,162
Alibaba Pictures Group Ltd.[a]	2,470,000	417,007
Anhui Conch Cement Co. Ltd. Class H	248,500	805,451
ANTA Sports Products Ltd.[b]	248,000	792,644
AviChina Industry & Technology Co. Ltd. Class H	753,000	555,093
Baidu Inc.[a]	29,887	5,232,317
Bank of China Ltd. Class H	8,892,000	4,056,742
Bank of Communications Co. Ltd. Class H	1,024,800	759,419
Beijing Capital International Airport Co. Ltd. Class H	500,000	485,865
Beijing Enterprises Water Group Ltd.	988,000	688,857
Belle International Holdings Ltd.	741,000	454,569
Brilliance China Automotive Holdings Ltd.	500,000	707,533
Byd Co. Ltd. Class Hb	106,000	590,153

Security	Shares	Value
China Communications Construction Co. Ltd. Class H	494,000	$599,089
China Construction Bank Corp. Class H	9,406,050	7,030,884
China Everbright International Ltd.	494,000	602,272
China Everbright Ltd.	494,000	948,610
China Evergrande Group[b]	847,000	592,731
China Galaxy Securities Co. Ltd. Class H	494,000	461,572
China Gas Holdings Ltd.	494,000	716,869
China Huishan Dairy Holdings Co. Ltd.[b]	988,000	369,258
China Jinmao Holdings Group Ltd.	1,192,000	351,792
China Life Insurance Co. Ltd. Class H	988,000	2,743,967
China Longyuan Power Group Corp. Ltd.	494,000	406,820
China Mengniu Dairy Co. Ltd.	500,000	939,512
China Merchants Bank Co. Ltd. Class H	547,593	1,383,212
China Merchants Port Holdings Co. Ltd.	494,000	1,327,418
China Minsheng Banking Corp. Ltd. Class H	864,700	956,153
China Mobile Ltd.	741,000	8,389,472
China National Building Material Co. Ltd. Class H	500,000	293,839
China Overseas Land & Investment Ltd.	494,000	1,461,115
China Pacific Insurance Group Co. Ltd. Class H	345,800	1,238,923
China Petroleum & Chemical Corp. Class H	2,965,000	2,372,963
China Resources Beer Holdings Co. Ltd.[a]	494,000	1,005,909
China Resources Land Ltd.	595,333	1,483,854
China Shenhua Energy Co. Ltd. Class H	494,000	1,053,021
China State Construction International Holdings Ltd.	500,000	817,079
China Taiping Insurance Holdings Co. Ltd.[a]	197,600	435,979
China Telecom Corp. Ltd. Class H	1,482,000	704,773

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2017

Security	Shares	Value
China Unicom Hong Kong Ltd.	988,000	$1,173,985
China Vanke Co. Ltd. Class H	238,900	609,615
CITIC Ltd.	247,000	367,348
CITIC Securities Co. Ltd. Class H	247,000	506,138
CNOOC Ltd.	1,976,000	2,505,859
Country Garden Holdings Co. Ltd.	1,251,828	719,539
CRRC Corp. Ltd. Class H	494,000	483,218
Ctrip.com International Ltd.[a,b]	39,026	1,686,313
Dongfeng Motor Group Co. Ltd. Class H	494,000	526,511
Fosun International Ltd.	459,500	701,151
Fullshare Holdings Ltd.	1,852,500	783,081
GCL-Poly Energy Holdings Ltd.[a,b]	2,991,000	389,325
Geely Automobile Holdings Ltd.	1,250,000	1,486,916
GOME Electrical Appliances Holding Ltd.[b]	2,822,320	352,820
Great Wall Motor Co. Ltd. Class H	290,500	293,519
Guangdong Investment Ltd.	494,000	614,368
Guangzhou Automobile Group Co. Ltd. Class H	555,449	760,227
Guangzhou R&F Properties Co. Ltd. Class H	198,000	254,666
Haitong Securities Co. Ltd. Class H	296,400	534,787
Hanergy Thin Film Power Group Ltd.[a]	7,401	—
HengTen Networks Group Ltd.[a]	4,940,000	140,700
Huaneng Power International Inc. Class H	494,000	322,146
Industrial & Commercial Bank of China Ltd. Class H	7,657,285	4,717,125
JD.com Inc. ADR[a]	71,630	2,034,292
Jiangxi Copper Co. Ltd. Class H	247,000	428,466
Lenovo Group Ltd.	988,000	650,658
Longfor Properties Co. Ltd.	370,500	535,742
Netease Inc.	10,090	2,561,851
New China Life Insurance Co. Ltd. Class H	74,100	360,026
New Oriental Education & Technology Group Inc. ADR[a]	19,385	921,757
PetroChina Co. Ltd. Class H	2,474,000	1,983,192
PICC Property & Casualty Co. Ltd. Class H	546,190	832,024

Security	Shares	Value
Ping An Insurance Group Co. of China Ltd. Class H	617,500	$3,191,214
Qunar Cayman Islands Ltd. ADR[a,b]	6,422	195,421
Semiconductor Manufacturing International Corp.[a,b]	346,800	478,231
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	153,460	221,289
Shimao Property Holdings Ltd.	247,500	333,005
Sina Corp.[a]	6,916	482,183
Sino Biopharmaceutical Ltd.	494,000	391,541
Sino-Ocean Group Holding Ltd.	668,500	289,478
Sinopec Shanghai Petrochemical Co. Ltd. Class H	710,000	441,042
Sinopharm Group Co. Ltd. Class H	98,800	453,296
SOHO China Ltd.	547,000	277,753
TAL Education Group Class A ADR[a,b]	8,036	650,836
Tencent Holdings Ltd.	642,200	16,917,097
Tingyi Cayman Islands Holding Corp.	494,000	563,436
Vipshop Holdings Ltd. ADR[a]	44,954	508,879
Want Want China Holdings Ltd.[b]	988,000	707,956
Yanzhou Coal Mining Co. Ltd. Class Hb	494,000	388,994
Yum China Holdings Inc.[a]	44,954	1,235,336
YY Inc. ADR[a]	4,446	182,642
Zhuzhou CRRC Times Electric Co. Ltd. Class H	199,500	1,144,136
Zijin Mining Group Co. Ltd. Class H	507,000	171,192

		128,848,845
COLOMBIA — 0.03%
Cementos Argos SA	167,960	671,088

		671,088
CZECH REPUBLIC — 0.06%
CEZ AS	22,230	381,321
Komercni Banka AS	25,194	891,736

		1,273,057
DENMARK — 1.22%
AP Moller – Maersk A/S Class A	741	1,182,275
AP Moller – Maersk A/S Class B	247	412,397
Carlsberg A/S Class B	13,655	1,234,184

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2017

Security	Shares	Value
Chr Hansen Holding A/S	7,665	$467,799
Coloplast A/S Class Bb	21,242	1,521,122
Danske Bank A/S	87,759	2,924,110
DSV A/S	18,525	900,166
Genmab A/Sa	5,681	1,096,278
Novo Nordisk A/S Class B	223,288	8,027,181
Novozymes A/S Class B	40,175	1,566,298
Pandora A/S	12,561	1,645,462
Tryg A/S	67,583	1,291,401
Vestas Wind Systems A/S	24,957	1,746,533
William Demant Holding A/Sa	61,750	1,155,715

		25,170,921
EGYPT — 0.04%
Commercial International Bank Egypt SAE	196,381	792,156

		792,156
FINLAND — 0.61%
Fortum OYJ	46,263	739,447
Kone OYJ Class Bb	52,614	2,382,432
Metso OYJ	15,067	463,412
Neste OYJ	30,381	1,059,184
Nokia OYJ	641,219	2,875,807
Nokian Renkaat OYJ	21,983	824,844
Sampo OYJ Class A	54,902	2,545,369
UPM-Kymmene OYJ	48,659	1,104,302
Wartsila OYJ Abp	13,338	669,548

		12,664,345
FRANCE — 6.86%
Accor SA	20,831	844,315
Aeroports de Paris	8,924	990,456
Air Liquide SA	46,218	4,994,780
Airbus SE	71,383	4,841,534
Alstom SAa	25,935	735,734
ArcelorMittal[a]	207,908	1,615,269
Arkema SA	6,241	616,461
AXA SA	229,979	5,646,791
BNP Paribas SA	125,229	8,009,126
Bouygues SA	30,716	1,117,171
Bureau Veritas SA	14,079	275,699
Capgemini SA	22,519	1,834,226
Carrefour SA	72,124	1,765,831
Casino Guichard Perrachon SAb	6,203	334,509
Christian Dior SE	5,928	1,273,270
Cie. de Saint-Gobain	67,484	3,318,314

Security	Shares	Value
Cie. Generale des Etablissements Michelin Class B	24,206	$2,599,724
CNP Assurances	27,979	525,669
Credit Agricole SA	125,229	1,659,884
Danone SA	63,311	3,967,688
Dassault Systemes SE	16,156	1,251,518
Edenred	22,477	489,826
Electricite de France SAb	20,007	197,189
Engie SA	160,056	1,913,941
Essilor International SA	27,690	3,243,825
Eutelsat Communications SA	19,459	331,738
Fonciere des Regions	2,648	220,494
Gecina SA	8,442	1,088,406
Groupe Eurotunnel SE Registered	83,980	781,147
Hermes International	3,316	1,442,221
Iliad SA	3,705	792,591
Ingenico Group SA	5,929	500,167
Kering	10,146	2,414,445
L’Oreal SA	30,381	5,527,394
Lagardere SCA	22,971	576,183
Legrand SA	45,269	2,631,037
LVMH Moet Hennessy Louis Vuitton SE	29,797	6,008,823
Natixis SA	133,133	789,165
Orange SA	235,640	3,647,950
Pernod Ricard SA	19,266	2,255,930
Publicis Groupe SA	30,200	2,074,417
Remy Cointreau SA	3,458	314,249
Renault SA	19,513	1,758,293
Safran SA	29,457	1,996,003
Sanofi	134,615	10,836,690
Schneider Electric SE	70,474	5,043,399
SCOR SE	44,289	1,500,748
SES SA	39,520	769,194
SFR Group SAa	13,832	401,510
Societe Generale SA	89,908	4,397,138
Sodexo SA	17,043	1,885,121
STMicroelectronics NV	92,131	1,214,207
Suez	25,949	393,445
Thales SA	7,657	718,098
Total SA	245,024	12,355,451
Unibail-Rodamco SE	11,144	2,564,626
Valeo SA	22,724	1,388,009

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2017

Security	Shares	Value
Veolia Environnement SA	59,115	$1,005,879
Vinci SA	64,073	4,493,916
Vivendi SA	147,775	2,705,326
Wendel SA	2,223	263,062
Zodiac Aerospace	21,489	652,571

		141,801,793
GERMANY — 6.10%
adidas AG	25,690	4,043,708
Allianz SE Registered	53,105	8,998,844
BASF SE	108,186	10,419,610
Bayer AG Registered	94,703	10,469,950
Bayerische Motoren Werke AG	31,941	2,905,434
Brenntag AG	18,852	1,094,864
Commerzbank AG	132,256	1,145,291
Continental AG	11,515	2,248,678
Covestro AGc	9,386	704,869
Daimler AG Registered	99,878	7,485,513
Deutsche Bank AG Registered[a]	170,061	3,379,805
Deutsche Boerse AGa	31,170	2,871,346
Deutsche Post AG Registered	104,728	3,503,474
Deutsche Telekom AG Registered	371,241	6,483,396
Deutsche Wohnen AG Bearer	65,474	2,132,639
E.ON SE	243,096	1,866,057
Fresenius Medical Care AG & Co. KGaA	30,875	2,512,173
Fresenius SE & Co. KGaA	54,340	4,282,832
GEA Group AG	37,791	1,561,750
HeidelbergCement AG	12,844	1,237,309
HUGO BOSS AG	7,410	474,874
Infineon Technologies AG	151,658	2,784,607
K+S AG Registered[b]	29,146	738,315
Lanxess AG	11,233	815,168
Linde AG	24,700	4,016,006
MAN SE	9,929	1,029,570
Merck KGaA	22,726	2,496,523
METRO AG	30,381	1,037,843
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	20,995	3,943,401
Osram Licht AG	16,702	968,014
ProSiebenSat.1 Media SE Registered	39,949	1,695,831
RWE AGa	63,824	845,284

Security	Shares	Value
SAP SE	113,006	$10,335,490
Siemens AG Registered	90,167	11,327,806
ThyssenKrupp AG	64,718	1,633,117
Volkswagen AG	5,478	874,099
Vonovia SE	54,587	1,785,693

		126,149,183
GREECE — 0.08%
Alpha Bank AEa	158,250	280,474
Eurobank Ergasias SAa	251,132	152,526
FF Group[a]	5,758	110,266
Hellenic Telecommunications Organization SA	17,466	159,121
JUMBO SA	21,108	296,548
OPAP SA	21,796	193,150
Piraeus Bank SAa	902,538	172,641
Titan Cement Co. SA	8,944	201,145

		1,565,871
HONG KONG — 2.43%
AIA Group Ltd.	1,333,800	8,302,569
Bank of East Asia Ltd. (The)[b]	298,200	1,277,833
BOC Hong Kong Holdings Ltd.[b]	617,500	2,482,940
Cathay Pacific Airways Ltd.[b]	247,000	335,515
Cheung Kong Property Holdings Ltd.	288,060	1,908,186
CK Hutchison Holdings Ltd.	288,060	3,469,261
CLP Holdings Ltd.	247,500	2,419,388
Galaxy Entertainment Group Ltd.[b]	247,000	1,182,580
Hang Seng Bank Ltd.	98,800	2,023,278
Henderson Land Development Co. Ltd.	337,980	1,875,162
Hong Kong & China Gas Co. Ltd.[b]	1,379,047	2,605,480
Hong Kong Exchanges & Clearing Ltd.[b]	132,900	3,232,001
Jardine Matheson Holdings Ltd.	24,700	1,524,484
Li & Fung Ltd.[b]	930,000	405,111
Link REIT	370,500	2,537,851
Melco Crown Entertainment Ltd. ADR	19,266	324,439
MTR Corp. Ltd.	247,000	1,260,569
New World Development Co. Ltd.	842,000	976,628
Power Assets Holdings Ltd.	260,000	2,498,018
Sands China Ltd.	296,400	1,317,868
SJM Holdings Ltd.	247,000	197,362

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2017

Security	Shares	Value
Sun Hung Kai Properties Ltd.	248,000	$3,432,659
Swire Pacific Ltd. Class A	125,000	1,275,075
Techtronic Industries Co. Ltd.	123,500	428,148
WH Group Ltd.[c]	963,000	734,721
Wharf Holdings Ltd. (The)[b]	247,000	1,863,797
Wynn Macau Ltd.[b]	198,000	363,881

		50,254,804
HUNGARY — 0.08%
MOL Hungarian Oil & Gas PLC	8,645	609,774
OTP Bank PLC	33,592	1,032,595

		1,642,369
INDIA — 1.64%
Dr. Reddy’s Laboratories Ltd. ADR[b]	50,219	2,269,899
ICICI Bank Ltd. ADR	369,929	2,866,950
Infosys Ltd. ADR	368,686	5,076,806
Larsen & Toubro Ltd. GDR[d]	199,488	4,279,018
Mahindra & Mahindra Ltd. GDR[b]	203,282	3,760,717
Reliance Industries Ltd. GDR[c]	176,463	5,470,353
State Bank of India GDR[b,d]	73,114	2,836,823
Tata Motors Ltd. ADR[b]	96,594	3,763,302
Wipro Ltd. ADR	388,192	3,583,012

		33,906,880
INDONESIA — 0.59%
Astra International Tbk PT	1,704,300	1,014,730
Bank Central Asia Tbk PT	2,000,700	2,292,508
Bank Mandiri Persero Tbk PT	1,679,842	1,371,300
Bank Rakyat Indonesia Persero Tbk PT	1,729,000	1,518,257
Charoen Pokphand Indonesia Tbk PT	741,000	172,035
Gudang Garam Tbk PT	125,000	578,075
Kalbe Farma Tbk PT	4,100,600	445,300
Lippo Karawaci Tbk PT	2,000,700	110,130
Matahari Department Store Tbk PT	273,100	302,195
Perusahaan Gas Negara Persero Tbk PT	1,976,000	426,203
Semen Indonesia Persero Tbk PT	691,600	467,455
Telekomunikasi Indonesia Persero Tbk PT	7,212,400	2,090,394
Unilever Indonesia Tbk PT	247,000	762,135
United Tractors Tbk PT	370,545	606,359

		12,157,076

Security	Shares	Value
IRELAND — 0.33%
Bank of Ireland[a]	3,113,188	$834,377
CRH PLC	86,607	3,018,009
Irish Bank Resolution Corp. Ltd.[a]	64,486	1
Kerry Group PLC Class A	30,134	2,120,035
Paddy Power Betfair PLC	7,657	801,012

		6,773,434
ISRAEL — 0.45%
Bank Hapoalim BM	107,954	651,965
Bank Leumi le-Israel BMa	192,907	797,335
Bezeq The Israeli Telecommunication Corp. Ltd.	362,573	633,324
Check Point Software Technologies Ltd.[a]	14,510	1,433,153
Israel Chemicals Ltd.	45,695	209,855
Mobileye NVa,b	19,019	817,056
Nice Ltd.	15,808	1,105,763
Teva Pharmaceutical Industries Ltd. ADR	107,939	3,608,401

		9,256,852
ITALY — 1.36%
Assicurazioni Generali SpA	149,263	2,377,688
CNH Industrial NV	149,723	1,326,807
Enel SpA	805,570	3,363,920
Eni SpA	275,652	4,233,119
EXOR NV	23,218	1,057,866
Ferrari NV	15,811	985,917
Fiat Chrysler Automobiles NVa,b	117,578	1,283,372
Intesa Sanpaolo SpA	1,582,786	3,711,822
Leonardo SpA[a]	68,177	878,253
Luxottica Group SpA	27,522	1,477,931
Mediobanca SpA	109,915	944,936
Prysmian SpA	33,592	873,447
Saipem SpA[a]	851,086	434,591
Snam SpA	210,396	800,360
Telecom Italia SpA/Milano[a,b]	1,317,064	1,131,564
Tenaris SA	52,938	925,087
Terna Rete Elettrica Nazionale SpA	151,354	663,760
UniCredit SpA	59,424	1,615,769

		28,086,209
JAPAN — 16.96%
Acom Co. Ltd.[a,b]	123,500	534,262
Aeon Co. Ltd.	98,800	1,431,426

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2017

Security	Shares	Value
AEON Financial Service Co. Ltd.	24,700	$443,646
Aeon Mall Co. Ltd.	26,900	391,642
Aisin Seiki Co. Ltd.	24,800	1,138,938
Ajinomoto Co. Inc.	61,400	1,215,455
ANA Holdings Inc.	247,000	736,118
Asahi Glass Co. Ltd.	247,000	1,843,038
Asahi Group Holdings Ltd.	74,100	2,613,165
Asahi Kasei Corp.	247,000	2,314,768
Astellas Pharma Inc.	271,700	3,652,835
Bandai Namco Holdings Inc.	49,400	1,364,726
Bridgestone Corp.	74,100	2,727,038
Canon Inc.	123,500	3,669,620
Casio Computer Co. Ltd.	51,000	708,541
Central Japan Railway Co.	24,700	4,008,608
Chubu Electric Power Co. Inc.	98,800	1,319,089
Chugai Pharmaceutical Co. Ltd.	49,400	1,448,101
Chugoku Electric Power Co. Inc. (The)	49,400	557,300
Credit Saison Co. Ltd.	49,400	904,844
CYBERDYNE Inc.[a,b]	24,700	349,080
Dai-ichi Life Holdings Inc.	123,500	2,262,110
Daiichi Sankyo Co. Ltd.	109,200	2,448,815
Daikin Industries Ltd.	24,700	2,462,869
Daito Trust Construction Co. Ltd.	2,600	364,681
Daiwa House Industry Co. Ltd.	49,400	1,344,540
Daiwa Securities Group Inc.	247,000	1,587,426
Denso Corp.	74,100	3,225,975
Dentsu Inc.	24,700	1,145,316
East Japan Railway Co.	49,400	4,489,114
Eisai Co. Ltd.	24,800	1,369,149
Electric Power Development Co. Ltd.	24,700	575,511
FANUC Corp.	24,700	4,863,207
Fast Retailing Co. Ltd.	3,300	1,042,985
Fuji Heavy Industries Ltd.	74,100	2,988,354
FUJIFILM Holdings Corp.	74,100	2,879,747
Fujitsu Ltd.	247,000	1,445,030
Hachijuni Bank Ltd. (The)	222,300	1,317,114
Hino Motors Ltd.	49,400	524,388
Hitachi Construction Machinery Co. Ltd.	24,700	571,122
Hitachi High-Technologies Corp.	24,700	1,063,038
Hitachi Ltd.	494,000	2,841,789
Hokuriku Electric Power Co.	49,400	498,937
Honda Motor Co. Ltd.	197,600	5,945,114

Security	Shares	Value
Hoya Corp.	49,400	$2,159,865
Hulic Co. Ltd.	43,800	428,759
IHI Corp.[a]	247,000	669,198
INPEX Corp.	123,500	1,218,270
Isetan Mitsukoshi Holdings Ltd.	74,100	871,494
Isuzu Motors Ltd.	98,800	1,335,764
ITOCHU Corp.	197,600	2,731,207
Japan Exchange Group Inc.	93,000	1,392,005
Japan Prime Realty Investment Corp.	247	993,924
Japan Retail Fund Investment Corp.	741	1,590,278
Japan Tobacco Inc.	148,200	4,791,899
JFE Holdings Inc.	74,200	1,306,368
JSR Corp.	49,400	851,308
JTEKT Corp.	74,100	1,224,304
JX Holdings Inc.	296,400	1,402,289
Kakaku.com Inc.	24,700	448,473
Kansai Electric Power Co. Inc. (The)[a]	98,800	1,057,114
Kao Corp.	74,100	3,674,886
Kawasaki Heavy Industries Ltd.	247,000	778,903
KDDI Corp.	222,300	5,983,291
Keyence Corp.	10,000	3,896,958
Kintetsu Group Holdings Co. Ltd.	247,000	952,236
Kirin Holdings Co. Ltd.	146,100	2,398,337
Kobe Steel Ltd.[a]	49,400	483,139
Komatsu Ltd.	123,500	2,955,443
Konica Minolta Inc.	125,000	1,301,355
Kubota Corp.	121,800	1,947,502
Kuraray Co. Ltd.	98,800	1,572,726
Kurita Water Industries Ltd.	49,500	1,178,414
Kyocera Corp.	50,000	2,613,369
Kyushu Electric Power Co. Inc.	74,100	828,051
M3 Inc.	24,700	664,810
Mabuchi Motor Co. Ltd.	25,300	1,305,734
Marubeni Corp.	247,000	1,508,658
Mazda Motor Corp.	74,100	1,097,924
MEIJI Holdings Co. Ltd.	25,490	1,978,970
Mitsubishi Chemical Holdings Corp.	247,500	1,736,183
Mitsubishi Corp.	197,600	4,475,072
Mitsubishi Electric Corp.	247,000	3,777,131
Mitsubishi Estate Co. Ltd.	135,000	2,593,271
Mitsubishi Heavy Industries Ltd.	495,000	2,237,668

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2017

Security	Shares	Value
Mitsubishi Motors Corp.	98,800	$537,992
Mitsubishi UFJ Financial Group Inc.	1,490,800	9,679,109
Mitsui & Co. Ltd.	197,600	2,907,612
Mitsui Chemicals Inc.	247,000	1,167,257
Mitsui Fudosan Co. Ltd.	51,000	1,185,356
Mitsui OSK Lines Ltd.	247,000	789,873
Mizuho Financial Group Inc.	2,741,700	5,121,737
MS&AD Insurance Group Holdings Inc.	69,500	2,342,905
Murata Manufacturing Co. Ltd.	24,700	3,347,089
Nabtesco Corp.	25,000	654,453
NEC Corp.	342,000	792,911
Nidec Corp.	24,700	2,327,932
Nikon Corp.[b]	49,400	800,844
Nintendo Co. Ltd.	13,500	2,772,552
Nippon Building Fund Inc.	265	1,525,383
Nippon Steel & Sumitomo Metal Corp.	98,886	2,403,745
Nippon Telegraph & Telephone Corp.	98,800	4,369,755
Nissan Motor Co. Ltd.	271,700	2,700,709
Nisshin Seifun Group Inc.	89,225	1,360,865
Nissin Foods Holdings Co. Ltd.	24,700	1,307,679
Nitto Denko Corp.	25,000	1,986,009
Nomura Holdings Inc.	420,900	2,630,274
Nomura Real Estate Holdings Inc.	25,000	431,934
Nomura Real Estate Master Fund Inc.	988	1,543,764
NSK Ltd.	74,100	904,405
NTT DOCOMO Inc.	172,900	4,156,819
Olympus Corp.	49,400	1,709,198
Omron Corp.	24,700	1,016,962
Ono Pharmaceutical Co. Ltd.	75,600	1,548,935
Oriental Land Co. Ltd./Japan	24,700	1,357,485
ORIX Corp.	172,900	2,621,721
Osaka Gas Co. Ltd.	247,000	927,443
Otsuka Holdings Co. Ltd.	49,400	2,281,418
Panasonic Corp.	271,700	2,844,312
Rakuten Inc.[a]	123,500	1,236,920
Recruit Holdings Co. Ltd.	49,400	2,169,958
Resona Holdings Inc.	321,100	1,749,043
Santen Pharmaceutical Co. Ltd.	74,100	932,051
SBI Holdings Inc./Japan	41,500	576,558

Security	Shares	Value
Secom Co. Ltd.	25,000	$1,813,458
Sekisui House Ltd.	74,100	1,203,570
Seven & I Holdings Co. Ltd.	98,800	3,957,266
Shimano Inc.	8,000	1,265,645
Shin-Etsu Chemical Co. Ltd.	49,400	4,277,165
Shionogi & Co. Ltd.	24,700	1,190,295
Shiseido Co. Ltd.	49,400	1,385,789
Showa Shell Sekiyu KK	74,100	728,658
SMC Corp./Japan	3,200	878,632
SoftBank Group Corp.	123,500	9,545,401
Sompo Holdings Inc.	24,700	899,139
Sony Corp.	148,200	4,506,228
Stanley Electric Co. Ltd.	49,400	1,397,637
Start Today Co. Ltd.	49,400	931,612
Sumitomo Chemical Co. Ltd.	247,000	1,323,038
Sumitomo Corp.	133,100	1,674,169
Sumitomo Dainippon Pharma Co. Ltd.	49,400	835,511
Sumitomo Electric Industries Ltd.	98,800	1,445,907
Sumitomo Heavy Industries Ltd.	247,000	1,707,004
Sumitomo Mitsui Financial Group Inc.	172,900	6,836,135
Sumitomo Mitsui Trust Holdings Inc.	49,400	1,857,080
Sumitomo Rubber Industries Ltd.	24,700	387,257
Suzuki Motor Corp.	49,400	1,917,198
Sysmex Corp.	24,700	1,483,207
T&D Holdings Inc.	98,800	1,477,502
Taisei Corp.	247,000	1,759,662
Taiyo Nippon Sanso Corp.	41,500	492,507
Takeda Pharmaceutical Co. Ltd.	98,800	4,145,958
TDK Corp.	25,000	1,805,463
Terumo Corp.	50,000	1,852,099
Tohoku Electric Power Co. Inc.	74,100	905,722
Tokio Marine Holdings Inc.	74,100	3,114,076
Tokyo Electric Power Co. Holdings Inc.[a]	222,300	855,038
Tokyo Electron Ltd.	25,000	2,600,489
Tokyo Gas Co. Ltd.	247,000	1,096,608
Tokyu Corp.	68,000	501,959
Tokyu Fudosan Holdings Corp.	148,200	870,177
TonenGeneral Sekiyu KK	14,000	165,276
Toray Industries Inc.	247,000	2,144,945
Toshiba Corp.[a]	495,000	1,065,410
Toyo Seikan Group Holdings Ltd.	74,100	1,370,430

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2017

Security	Shares	Value
Toyo Suisan Kaisha Ltd.	24,700	$884,219
Toyota Industries Corp.	24,800	1,202,825
Toyota Motor Corp.	296,400	17,335,089
Toyota Tsusho Corp.	49,400	1,364,726
Unicharm Corp.	74,100	1,671,899
United Urban Investment Corp.	741	1,185,468
USS Co. Ltd.	74,100	1,303,949
West Japan Railway Co.	24,700	1,614,852
Yahoo Japan Corp.	231,700	975,579
Yakult Honsha Co. Ltd.	24,700	1,272,574
Yamada Denki Co. Ltd.	152,600	843,146
Yamaha Motor Co. Ltd.	49,400	1,032,979
Yamato Holdings Co. Ltd.	74,100	1,500,430
Yokogawa Electric Corp.	49,400	792,506

		350,412,651
MALAYSIA — 0.57%
Alliance Financial Group Bhd	617,500	524,167
Axiata Group Bhd[b]	321,100	342,884
British American Tobacco Malaysia Bhd	24,700	258,403
CIMB Group Holdings Bhd	568,100	637,421
DiGi.Com Bhd[b]	469,300	525,506
Genting Bhd	271,700	502,978
Genting Malaysia Bhd	247,000	281,043
Hong Leong Bank Bhd	98,800	293,980
Hong Leong Financial Group Bhd	74,100	245,913
IHH Healthcare Bhd	296,400	421,565
IOI Corp. Bhd	407,900	406,104
IOI Properties Group Bhd	681,915	329,450
Kuala Lumpur Kepong Bhd	74,100	403,163
Malayan Banking Bhd[b]	321,100	595,878
Malaysia Airports Holdings Bhd	247,000	344,612
Maxis Bhd[b]	271,700	377,233
Petronas Chemicals Group Bhd	271,700	437,345
Petronas Dagangan Bhd	49,400	262,530
Petronas Gas Bhd	148,200	698,593
PPB Group Bhd	74,100	272,009
Public Bank Bhd	297,440	1,349,711
RHB Bank Bhd	192,295	212,721
RHB Bank Bhd New[a]	141,000	—
Sapurakencana Petroleum Bhd[a]	691,600	268,552
Sime Darby Bhd	247,000	496,844
Tenaga Nasional Bhd	395,200	1,195,548
YTL Corp. Bhd	494,053	169,536

		11,853,689

Security	Shares	Value
MEXICO — 0.79%
Alfa SAB de CV	494,000	$643,890
America Movil SAB de CV	3,606,200	2,282,455
Cemex SAB de CV CPO[a]	2,033,327	1,886,342
Fibra Uno Administracion SA de CV	313,300	450,013
Fomento Economico Mexicano SAB de CV	247,000	1,866,234
Gentera SAB de CV	321,100	470,961
Grupo Aeroportuario del Sureste SAB de CV Series B	74,100	1,078,373
Grupo Financiero Banorte SAB de CV	329,700	1,587,299
Grupo Financiero Inbursa SAB de CV Series O	419,900	625,175
Grupo Financiero Santander Mexico SAB de CV Series B	296,400	424,596
Grupo Mexico SAB de CV Series B	395,229	1,190,594
Grupo Televisa SAB	296,400	1,327,898
Industrias Penoles SAB de CV	17,290	410,698
Kimberly-Clark de Mexico SAB de CV Series A	419,900	757,653
Wal-Mart de Mexico SAB de CV	765,700	1,360,949

		16,363,130
NETHERLANDS — 2.28%
ABN AMRO Group NVc	29,640	696,695
Aegon NV	261,079	1,414,126
AerCap Holdings NVa	19,266	852,906
Akzo Nobel NV	38,779	2,631,433
Altice NV Class Aa,b	38,285	839,077
Altice NV Class Ba	20,132	443,401
ASML Holding NV	45,525	5,529,954
Gemalto NV	10,127	588,363
Heineken NV	29,393	2,199,092
ING Groep NV	477,204	6,833,217
Koninklijke Ahold Delhaize NV	180,886	3,850,048
Koninklijke DSM NV	28,409	1,811,395
Koninklijke KPN NV	424,346	1,221,686
Koninklijke Philips NV	124,278	3,644,428
NXP Semiconductors NVa	31,370	3,069,555
RELX NV	138,303	2,335,376
Unilever NV CVA	194,802	7,872,491
Wolters Kluwer NV	35,321	1,349,550

		47,182,793

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2017

Security	Shares	Value
NEW ZEALAND — 0.12%
Auckland International Airport Ltd.	241,319	$1,210,237
Fletcher Building Ltd.	82,747	637,036
Spark New Zealand Ltd.	277,976	715,380

		2,562,653
NORWAY — 0.48%
DNB ASA	119,795	2,003,439
Gjensidige Forsikring ASA	40,428	697,242
Norsk Hydro ASA	186,485	1,065,046
Orkla ASA	94,848	886,489
Schibsted ASA	18,031	477,963
Statoil ASA	139,118	2,593,747
Telenor ASA	67,678	1,074,260
Yara International ASA	25,459	1,075,573

		9,873,759
PERU — 0.09%
Credicorp Ltd.	11,129	1,821,595
Southern Copper Corp.	2,319	88,957

		1,910,552
PHILIPPINES — 0.26%
Ayala Land Inc.	1,506,700	1,076,322
Bank of the Philippine Islands	626,365	1,127,747
JG Summit Holdings Inc.	345,800	516,285
Jollibee Foods Corp.	294,100	1,215,050
Metropolitan Bank & Trust Co.	879,358	1,440,122

		5,375,526
POLAND — 0.26%
Alior Bank SAa	37,752	575,574
Bank Millennium SAa	195,694	287,598
Bank Pekao SA	12,350	417,634
Bank Zachodni WBK SA	3,968	341,659
Cyfrowy Polsat SAa	123,315	745,561
KGHM Polska Miedz SA	11,609	359,499
mBank SAa	3,052	288,342
Orange Polska SA	94,601	127,679
Polski Koncern Naftowy ORLEN SA	46,055	934,453
Polskie Gornictwo Naftowe i Gazownictwo SA	198,394	272,228
Powszechna Kasa Oszczednosci Bank Polski SAa	88,179	675,943
Powszechny Zaklad Ubezpieczen SA	46,930	412,881

		5,439,051

Security	Shares	Value
PORTUGAL — 0.11%
Banco Espirito Santo SA Registered[a]	1	$—
EDP – Energias de Portugal SA	269,773	783,669
Galp Energia SGPS SA	48,569	714,894
Jeronimo Martins SGPS SA	45,492	769,650

		2,268,213
QATAR — 0.20%
Ezdan Holding Group QSC	132,231	545,810
Masraf Al Rayan QSC	125,368	1,378,919
Ooredoo QSC	16,214	467,551
Qatar National Bank SAQ	39,379	1,759,551

		4,151,831
RUSSIA — 0.96%
Gazprom PJSC ADR	653,347	3,230,801
Lukoil PJSC ADR	57,553	3,234,766
Magnit PJSC GDR[d]	45,448	1,663,397
MMC Norilsk Nickel PJSC ADR	80,835	1,307,910
Mobile TeleSystems PJSC ADR	98,306	1,029,264
Novatek PJSC GDR[d]	13,911	1,761,132
Rosneft Oil Co. PJSC GDR	101,816	672,495
RusHydro PJSC ADR	291,306	493,764
Sberbank of Russia PJSC ADR	261,925	3,054,045
Sistema PJSC FC GDR[d]	50,882	486,941
Surgutneftegas OJSC ADR	202,059	1,083,663
Tatneft PJSC ADR	27,202	1,104,401
VTB Bank PJSC GDR[d]	297,592	675,534

		19,798,113
SINGAPORE — 0.87%
Ascendas REIT	545,116	951,864
CapitaLand Commercial Trust	518,700	561,483
CapitaLand Ltd.	271,800	634,740
CapitaLand Mall Trust	222,300	306,120
ComfortDelGro Corp. Ltd.	247,000	422,537
DBS Group Holdings Ltd.	199,000	2,679,607
Genting Singapore PLC	1,485,400	1,022,741
Global Logistic Properties Ltd.	494,000	911,698
Golden Agri-Resources Ltd.	741,000	223,541
Hutchison Port Holdings Trust	865,800	367,965
Keppel Corp. Ltd.[b]	222,300	973,588
Oversea-Chinese Banking Corp. Ltd.	336,975	2,246,022
SembCorp Industries Ltd.[b]	98,800	220,912
Singapore Airlines Ltd.[b]	123,500	867,866

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2017

Security	Shares	Value
Singapore Telecommunications Ltd.	963,300	$2,646,203
Suntec REIT	395,200	485,304
United Overseas Bank Ltd.	123,500	1,833,915
Wilmar International Ltd.	197,600	544,214

		17,900,320
SOUTH AFRICA — 1.59%
African Bank Investments Ltd.[a,b]	334,618	248
Anglo American Platinum Ltd.[a]	9,389	244,664
AngloGold Ashanti Ltd.[a]	63,079	794,992
Aspen Pharmacare Holdings Ltd.	56,831	1,298,513
Bid Corp. Ltd.	39,767	685,155
Bidvest Group Ltd. (The)	45,942	540,398
Brait SEa	51,774	303,423
FirstRand Ltd.	379,639	1,413,789
Foschini Group Ltd. (The)	49,400	589,209
Gold Fields Ltd.	132,649	454,333
Growthpoint Properties Ltd.	744,094	1,451,756
Impala Platinum Holdings Ltd.[a]	80,580	319,451
Imperial Holdings Ltd.	29,146	360,671
Investec Ltd.	59,527	418,455
MMI Holdings Ltd./South Africa	247,823	454,097
Mr. Price Group Ltd.	55,575	670,611
MTN Group Ltd.	185,003	1,721,983
Naspers Ltd. Class N	52,267	8,289,205
PSG Group Ltd.	21,242	357,521
Rand Merchant Investment Holdings Ltd.	205,998	594,766
Redefine Properties Ltd.	1,863,655	1,540,142
Remgro Ltd.	66,829	1,117,502
RMB Holdings Ltd.	143,507	691,665
Sappi Ltd.	107,445	690,023
Sasol Ltd.	66,443	1,969,187
Shoprite Holdings Ltd.	47,177	626,460
Sibanye Gold Ltd.	97,565	219,159
Standard Bank Group Ltd.	153,140	1,635,008
Steinhoff International Holdings NV Class H	288,840	1,388,489
Tiger Brands Ltd.	23,218	698,624
Truworths International Ltd.	93,155	559,759
Woolworths Holdings Ltd./South Africa	125,974	692,951

		32,792,209
SOUTH KOREA — 3.23%
AmorePacific Corp.	5,928	1,617,052
AmorePacific Group	7,163	835,201

Security	Shares	Value
BGF retail Co. Ltd.	4,446	$350,829
BNK Financial Group Inc.	26,998	198,170
Celltrion Inc.[a]	10,807	931,814
CJ CheilJedang Corp.	1,744	532,009
CJ Corp.	2,470	387,897
Coway Co. Ltd.	6,175	464,945
Daelim Industrial Co. Ltd.	2,727	196,881
DGB Financial Group Inc.	19,086	162,102
Dongbu Insurance Co. Ltd.	5,434	276,353
E-MART Inc.	1,990	347,621
GS Engineering & Construction Corp.[a]	5,526	131,719
GS Holdings Corp.	9,801	430,127
Hana Financial Group Inc.	33,717	999,527
Hankook Tire Co. Ltd.	8,424	410,290
Hanmi Pharm Co. Ltd.	1,017	252,040
Hanmi Science Co. Ltd.[b]	3,270	162,360
Hanssem Co. Ltd.	2,717	487,475
Hyosung Corp.	2,237	260,833
Hyundai Department Store Co. Ltd.	1,729	143,129
Hyundai Development Co. Engineering & Construction	6,079	228,597
Hyundai Engineering & Construction Co. Ltd.	8,151	291,433
Hyundai Glovis Co. Ltd.	2,717	363,560
Hyundai Heavy Industries Co. Ltd.[a]	5,187	591,410
Hyundai Marine & Fire Insurance Co. Ltd.	6,932	179,548
Hyundai Mobis Co. Ltd.	7,657	1,594,522
Hyundai Motor Co.	16,055	1,927,263
Hyundai Steel Co.	6,669	333,995
Industrial Bank of Korea	31,863	348,215
Kakao Corp.	4,693	313,782
Kangwon Land Inc.	21,983	618,573
KB Financial Group Inc.	44,102	1,783,662
Kia Motors Corp.	28,652	897,455
Korea Aerospace Industries Ltd. Class A	7,420	395,870
Korea Electric Power Corp.	28,905	1,055,862
Korea Gas Corp.	10,939	435,828
Korea Investment Holdings Co. Ltd.	12,103	484,287
Korea Zinc Co. Ltd.	1,235	520,738

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2017

Security	Shares	Value
KT Corp.	25,110	$635,259
KT&G Corp.	13,066	1,129,966
LG Chem Ltd.	5,191	1,170,331
LG Corp.	12,350	629,137
LG Display Co. Ltd.	26,429	697,056
LG Electronics Inc.	11,856	565,203
LG Household & Health Care Ltd.	1,482	1,120,969
LG Uplus Corp.	53,599	525,797
Lotte Chemical Corp.	2,717	880,260
Lotte Confectionery Co. Ltd.	2,470	433,594
Lotte Shopping Co. Ltd.	1,482	288,850
Mirae Asset Daewoo Co. Ltd.	59,601	451,841
NAVER Corp.	2,978	1,942,452
NCsoft Corp.	1,976	516,913
OCI Co. Ltd.[a]	3,705	273,547
Orion Corp./Republic of Korea	261	145,761
POSCO	7,244	1,689,290
S-1 Corp.	4,199	303,877
S-Oil Corp.	6,669	465,413
Samsung C&T Corp.	7,966	863,709
Samsung Electro-Mechanics Co. Ltd.	6,178	301,431
Samsung Electronics Co. Ltd.	11,129	18,894,688
Samsung Fire & Marine Insurance Co. Ltd.	3,458	800,449
Samsung Life Insurance Co. Ltd.	8,398	802,150
Samsung SDI Co. Ltd.	6,175	613,727
Samsung SDS Co. Ltd.	4,199	455,274
Samsung Securities Co. Ltd.	5,683	158,445
Shinhan Financial Group Co. Ltd.	48,553	1,917,720
SK Holdings Co. Ltd.	5,928	1,104,390
SK Hynix Inc.	66,463	3,071,219
SK Innovation Co. Ltd.	7,163	967,723
SK Telecom Co. Ltd.	2,470	473,978
Woori Bank	34,601	390,047
Yuhan Corp.	741	120,195

		66,743,635
SPAIN — 2.15%
Abertis Infraestructuras SA	65,384	935,898
ACS Actividades de Construccion y Servicios SA	41,809	1,286,812
Aena SAc	6,423	932,569
Amadeus IT Holding SA Class A	62,885	2,904,943
Banco Bilbao Vizcaya Argentaria SA	708,467	4,804,394

Security	Shares	Value
Banco de Sabadell SA	655,211	$987,073
Banco Popular Espanol SAb	572,596	591,577
Banco Santander SA	1,645,929	9,158,814
Bankia SA	760,593	801,424
CaixaBank SA	394,329	1,440,818
Distribuidora Internacional de Alimentacion SA	98,651	521,653
Ferrovial SA	87,183	1,578,163
Gas Natural SDG SA	25,211	485,515
Grifols SA	32,364	693,220
Iberdrola SA	651,158	4,105,424
Iberdrola SA New[a]	16,345	103,050
Industria de Diseno Textil SA	129,428	4,271,018
International Consolidated Airlines Group SA	120,042	719,998
Red Electrica Corp. SA	32,732	584,724
Repsol SA	150,512	2,221,913
Telefonica SA	481,400	4,643,223
Zardoya Otis SA	91,426	770,672

		44,542,895
SWEDEN — 2.02%
Alfa Laval AB	77,805	1,452,569
Assa Abloy AB	123,006	2,330,213
Atlas Copco AB Class A	101,792	3,263,967
Electrolux AB Class B	45,695	1,215,348
Getinge AB Class B	42,279	683,885
Hennes & Mauritz AB Class B	115,843	3,312,981
Hexagon AB Class B	29,146	1,153,624
Husqvarna AB Class B	184,093	1,541,549
Investor AB Class B	55,822	2,228,001
Lundin Petroleum ABa,b	27,664	596,851
Millicom International Cellular SA SDR	10,677	528,378
Nordea Bank AB	325,546	3,936,375
Sandvik AB	178,581	2,410,607
Securitas AB Class B	98,652	1,570,921
Skandinaviska Enskilda Banken AB Class A	140,049	1,574,061
Skanska AB Class B	79,552	1,947,484
Svenska Cellulosa AB SCA Class B	58,696	1,765,929
Svenska Handelsbanken AB Class A	153,657	2,295,644
Swedbank AB Class A	86,450	2,186,567
Tele2 AB Class B	67,945	599,656

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2017

Security	Shares	Value
Telefonaktiebolaget LM Ericsson Class B	334,932	$1,978,956
Telia Co. AB	278,369	1,129,513
Volvo AB Class B	156,845	2,005,957

		41,709,036
SWITZERLAND — 6.10%
ABB Ltd. Registered	222,547	5,285,097
Actelion Ltd. Registered	12,103	3,152,717
Adecco Group AG Registered	20,153	1,438,041
Aryzta AG	11,362	312,783
Barry Callebaut AG Registered	964	1,192,054
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	247	1,371,944
Cie. Financiere Richemont SA Class A Registered	63,067	4,902,938
Credit Suisse Group AG Registered	214,492	3,258,904
Dufry AG Registered[a,b]	3,705	528,374
Galenica AG Registered	494	541,768
Geberit AG Registered	5,624	2,403,282
Givaudan SA Registered	906	1,633,665
Julius Baer Group Ltd.	35,839	1,679,703
Kuehne + Nagel International AG Registered	13,598	1,857,906
LafargeHolcim Ltd. Registered	54,061	2,898,669
Lonza Group AG Registered	6,385	1,170,734
Nestle SA Registered	352,332	25,819,586
Novartis AG Registered	255,398	18,754,901
Partners Group Holding AG	2,914	1,473,097
Roche Holding AG	80,522	19,016,446
SGS SA Registered	494	1,047,484
Sonova Holding AG Registered	6,669	881,449
Swatch Group AG (The) Bearer[b]	4,526	1,603,322
Swiss Life Holding AG Registered	4,277	1,296,626
Swiss Prime Site AG Registered	7,689	641,400
Swiss Re AG	41,990	3,919,804
Swisscom AG Registered	2,964	1,306,852
Syngenta AG Registered	11,610	4,942,429
UBS Group AG	438,780	7,102,490
Zurich Insurance Group AG	15,988	4,594,160

		126,028,625
TAIWAN — 2.80%
Acer Inc.	1,292,792	593,894

Security	Shares	Value
Advanced Semiconductor Engineering Inc.	741,218	$811,069
Asia Cement Corp.	510,440	435,599
AU Optronics Corp.	1,819,000	748,584
Cathay Financial Holding Co. Ltd.	1,070,318	1,621,901
Chang Hwa Commercial Bank Ltd.	1,129,926	625,414
China Development Financial Holding Corp.	2,237,000	569,491
China Steel Corp.	1,277,288	1,030,925
Chunghwa Telecom Co. Ltd.	494,000	1,607,478
Compal Electronics Inc.	741,000	445,602
CTBC Financial Holding Co. Ltd.	2,174,036	1,234,538
Delta Electronics Inc.	247,000	1,371,084
E.Sun Financial Holding Co. Ltd.	1,082,941	637,410
Far EasTone Telecommunications Co. Ltd.	494,000	1,172,513
First Financial Holding Co. Ltd.	1,750,020	974,218
Formosa Chemicals & Fibre Corp.	252,340	779,255
Formosa Petrochemical Corp.	247,000	839,198
Formosa Plastics Corp.	253,960	730,785
Fubon Financial Holding Co. Ltd.	494,000	797,435
Highwealth Construction Corp.	223,080	331,994
Hon Hai Precision Industry Co. Ltd.	2,101,722	5,612,012
HTC Corp.[a]	290,000	733,650
Hua Nan Financial Holdings Co. Ltd.	2,075,445	1,089,168
Innolux Corp.	1,303,688	548,991
Largan Precision Co. Ltd.	5,000	709,820
MediaTek Inc.	60,000	408,665
Mega Financial Holding Co. Ltd.	1,061,195	788,804
Nan Ya Plastics Corp.	497,840	1,167,334
Pegatron Corp.	494,000	1,183,545
Quanta Computer Inc.	494,000	1,002,310
Shin Kong Financial Holding Co. Ltd.[a]	1,083,149	277,474
Siliconware Precision Industries Co. Ltd.	249,218	379,241
SinoPac Financial Holdings Co. Ltd.	2,254,632	663,169
Synnex Technology International Corp.	258,750	269,101
Taishin Financial Holding Co. Ltd.	1,695,707	638,338

72	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2017

Security	Shares	Value
Taiwan Business Bank	3,441,074	$896,879
Taiwan Cement Corp.	494,000	557,889
Taiwan Cooperative Financial Holding Co. Ltd.	2,775,989	1,266,402
Taiwan Mobile Co. Ltd.	494,000	1,646,877
Taiwan Semiconductor Manufacturing Co. Ltd.	2,964,000	17,540,420
Uni-President Enterprises Corp.	583,972	996,698
United Microelectronics Corp.	2,223,000	804,921
Vanguard International Semiconductor Corp.	503,000	903,430
Yuanta Financial Holding Co. Ltd.	966,067	382,161

		57,825,686
THAILAND — 0.52%
Advanced Info Service PCL NVDR	98,800	446,157
Airports of Thailand PCL NVDR[b]	74,100	871,270
BEC World PCL NVDR	396,600	199,370
Berli Jucker PCL NVDR	271,700	385,828
BTS Group Holdings PCL NVDR	1,877,200	445,175
Central Pattana PCL NVDR	247,000	396,350
Charoen Pokphand Foods PCL NVDR	725,700	587,403
CP ALL PCL NVDR	795,600	1,367,049
Glow Energy PCL NVDR	280,700	621,829
Indorama Ventures PCL NVDR	452,488	449,789
Minor International PCL NVDR[b]	325,020	320,774
PTT Exploration & Production PCL NVDR	156,599	435,862
PTT Global Chemical PCL NVDR	247,601	476,426
PTT PCL NVDR	74,200	851,372
Siam Cement PCL (The) NVDR	49,700	714,235
Siam Commercial Bank PCL (The) NVDR	247,000	1,059,273
Thai Oil PCL NVDR	182,900	372,709
TMB Bank PCL NVDR	6,990,100	464,551
True Corp. PCL NVDR	1,112,934	207,035

		10,672,457
TURKEY — 0.24%
Akbank TAS	148,941	331,388
Anadolu Efes Biracilik ve Malt Sanayii AS	63,035	353,965
Arcelik AS	143,280	867,570
BIM Birlesik Magazalar AS	39,329	560,972
Coca-Cola Icecek AS	20,995	214,769

Security	Shares	Value
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	475,774	$386,885
Haci Omer Sabanci Holding AS	61,009	161,275
KOC Holding AS	47,779	192,237
Tupras Turkiye Petrol Rafinerileri AS	23,495	509,997
Turk Hava Yollari AOa	100,322	147,214
Turk Telekomunikasyon AS	104,286	155,517
Turkiye Garanti Bankasi AS	226,993	500,240
Turkiye Halk Bankasi AS	60,515	180,005
Turkiye Is Bankasi Class C	96,117	151,736
Ulker Biskuvi Sanayi AS	37,297	179,799

		4,893,569
UNITED ARAB EMIRATES — 0.19%
Abu Dhabi Commercial Bank PJSC	319,015	620,155
Aldar Properties PJSC	854,647	595,686
DP World Ltd.	27,766	524,777
Emaar Properties PJSC	621,364	1,256,973
Emirates Telecommunications Group Co. PJSC	182,293	888,411

		3,886,002
UNITED KINGDOM — 12.66%
3i Group PLC	125,271	1,103,225
Anglo American PLC[a]	175,617	3,000,417
Ashtead Group PLC	59,774	1,207,739
Associated British Foods PLC	31,123	934,259
AstraZeneca PLC	144,742	7,637,274
Auto Trader Group PLC[c]	130,910	658,792
Aviva PLC	465,353	2,792,063
BAE Systems PLC	312,505	2,288,207
Barclays PLC	1,924,377	5,313,016
Barratt Developments PLC	122,018	733,322
Berkeley Group Holdings PLC	14,820	522,061
BHP Billiton PLC	243,789	4,408,972
BP PLC	2,090,608	12,436,878
British American Tobacco PLC	222,794	13,733,164
British Land Co. PLC (The)	112,715	826,734
BT Group PLC	1,049,750	4,012,920
Bunzl PLC	74,131	1,948,290
Burberry Group PLC	52,611	1,085,515
Capita PLC	133,922	843,279
Carnival PLC	33,515	1,786,963
Centrica PLC	673,385	1,900,238
Coca-Cola HBC AG	30,381	692,589

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2017

Security	Shares	Value
Compass Group PLC	242,307	$4,304,434
Diageo PLC	300,352	8,326,432
Experian PLC	165,243	3,178,674
Fresnillo PLC	34,740	635,054
G4S PLC	286,552	920,025
GlaxoSmithKline PLC	559,455	10,754,838
Glencore PLC[a]	1,397,340	5,738,972
HSBC Holdings PLC	2,248,441	19,133,766
Imperial Brands PLC	127,205	5,878,948
InterContinental Hotels Group PLC	40,921	1,894,565
ITV PLC	536,978	1,372,763
J Sainsbury PLC	229,710	745,327
Johnson Matthey PLC	39,950	1,633,989
Kingfisher PLC	259,597	1,098,026
Land Securities Group PLC	89,015	1,113,179
Legal & General Group PLC	960,089	2,837,330
Lloyds Banking Group PLC	7,043,452	5,753,688
London Stock Exchange Group PLC	46,025	1,836,138
Marks & Spencer Group PLC	267,553	1,129,322
Mediclinic International PLC	43,966	434,212
National Grid PLC	511,290	5,967,470
Next PLC	25,070	1,208,004
Old Mutual PLC	707,722	1,849,331
Pearson PLC	101,394	789,620
Persimmon PLC	55,104	1,337,306
Petrofac Ltd.	32,772	378,083
Prudential PLC	329,498	6,350,778
Randgold Resources Ltd.	12,866	1,093,413
Reckitt Benckiser Group PLC	84,028	7,192,895
RELX PLC	140,101	2,508,196
Rio Tinto PLC	138,320	6,075,055
Rolls-Royce Holdings PLC	208,715	1,752,751
Royal Bank of Scotland Group PLC[a]	411,008	1,146,904
Royal Dutch Shell PLC Class A	474,102	12,809,150
Royal Dutch Shell PLC Class B	449,716	12,653,848
Sage Group PLC (The)	261,637	2,017,786
Shire PLC	103,493	5,702,311
Sky PLC	119,548	1,505,538
Smith & Nephew PLC	152,399	2,268,205
SSE PLC	139,308	2,609,673
Standard Chartered PLC[a]	382,858	3,728,637
Standard Life PLC	276,287	1,201,642
Tate & Lyle PLC	74,347	627,159

Security	Shares	Value
Taylor Wimpey PLC	384,604	$808,548
Tesco PLC[a]	1,003,083	2,455,812
TUI AG	51,874	758,353
Unilever PLC	155,857	6,328,604
United Utilities Group PLC	82,876	956,122
Vedanta Ltd. ADR	142,560	2,109,888
Vodafone Group PLC	3,068,975	7,504,008
Weir Group PLC (The)	28,405	716,514
Wm Morrison Supermarkets PLC	309,316	918,785
Wolseley PLC	44,707	2,759,986
Worldpay Group PLC[c]	133,874	481,533
WPP PLC	192,178	4,458,409

		261,615,916

TOTAL COMMON STOCKS
(Cost: $2,215,572,626)		2,029,226,583

PREFERRED STOCKS — 1.44%

BRAZIL — 0.83%
Banco Bradesco SA	395,773	4,114,444
Centrais Eletricas Brasileiras SA Class B	74,100	582,114
Cia. Brasileira de Distribuicao	24,700	454,980
Cia. Energetica de Minas Gerais	115,200	334,746
Cia. Paranaense de Energia Class B	35,600	363,872
Gerdau SA	148,200	574,811
Itau Unibanco Holding SA	347,997	4,120,049
Itausa-Investimentos Itau SA	489,035	1,442,797
Lojas Americanas SA	94,000	499,967
Petroleo Brasileiro SA	419,900	2,005,086
Telefonica Brasil SA	30,800	456,989
Vale SA	222,300	2,159,076

		17,108,931
CHILE — 0.02%
Sociedad Quimica y Minera de Chile SA Series B	11,428	371,016

		371,016
COLOMBIA — 0.07%
Bancolombia SA	137,708	1,300,510

		1,300,510
GERMANY — 0.36%
Henkel AG & Co. KGaA	28,958	3,526,937
Porsche Automobil Holding SE	17,876	1,072,182
Volkswagen AG	18,619	2,895,492

		7,494,611

74	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

January 31, 2017

Security	Shares	Value
ITALY — 0.02%
Telecom Italia SpA/Milano	653,574	$467,229

		467,229
SOUTH KOREA — 0.14%
Hyundai Motor Co.	1,976	158,305
Hyundai Motor Co. Series 2	4,446	366,897
Samsung Electronics Co. Ltd.	1,729	2,337,371

		2,862,573

TOTAL PREFERRED STOCKS
(Cost: $23,583,125)		29,604,870

RIGHTS — 0.00%

SOUTH KOREA — 0.00%
Samsung Securities Co. Ltd.[a]	765	4,016

		4,016
SPAIN — 0.00%
ACS Actividades de Construccion y Servicios SAa	47,217	21,227

		21,227

TOTAL RIGHTS
(Cost: $22,437)		25,243

SHORT-TERM INVESTMENTS — 1.89%

MONEY MARKET FUNDS — 1.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[e,f,g]	38,873,388	38,885,050

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[e,f]	193,225	$193,225

		39,078,275

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,070,027)		39,078,275

TOTAL INVESTMENTS IN SECURITIES — 101.54%
(Cost: $2,278,248,215)[h]		2,097,934,971
Other Assets, Less Liabilities — (1.54)%		(31,773,786)

NET ASSETS — 100.00%		$2,066,161,185

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR   —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $2,315,013,698. Net unrealized depreciation was $217,078,727, of which $125,934,435 represented gross unrealized appreciation on securities and $343,013,162 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,029,123,283	$103,050	$250	$2,029,226,583
Preferred stocks	29,604,870	—	—	29,604,870
Rights	21,227	4,016	—	25,243
Money market funds	39,078,275	—	—	39,078,275

Total	$2,097,827,655	$107,066	$250	$2,097,934,971

See notes to financial statements.

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.77%

AUSTRALIA — 7.47%
AGL Energy Ltd.	3,309,975	$56,788,534
Alumina Ltd.	12,268,714	18,068,757
Amcor Ltd./Australia	5,699,157	61,869,152
AMP Ltd.	14,600,800	55,420,975
APA Group	5,467,939	34,951,294
Aristocrat Leisure Ltd.	2,672,260	30,997,707
ASX Ltd.	949,984	35,979,680
Aurizon Holdings Ltd.	10,135,606	38,549,163
AusNet Services	8,662,140	10,389,862
Australia & New Zealand Banking Group Ltd.	14,426,415	320,778,535
Bank of Queensland Ltd.	1,856,679	16,871,686
Bendigo & Adelaide Bank Ltd.	2,244,053	21,379,835
BHP Billiton Ltd.	15,839,259	320,329,243
Boral Ltd.	5,583,796	24,670,618
Brambles Ltd.	7,776,604	61,456,556
Caltex Australia Ltd.	1,320,144	28,662,551
Challenger Ltd./Australia	2,757,839	23,071,616
CIMIC Group Ltd.	498,985	12,992,990
Coca-Cola Amatil Ltd.	2,762,288	20,445,657
Cochlear Ltd.	287,679	27,336,060
Commonwealth Bank of Australia	8,466,872	524,879,821
Computershare Ltd.	2,305,628	22,561,588
Crown Resorts Ltd.	1,764,447	15,270,068
CSL Ltd.	2,254,500	192,201,823
Dexus Property Group	4,800,713	32,727,256
Domino’s Pizza Enterprises Ltd.	310,870	14,030,016
DUET Group	11,834,286	25,155,190
Flight Centre Travel Group Ltd.[a]	271,676	6,174,909
Fortescue Metals Group Ltd.	7,686,608	38,863,013
Goodman Group	8,838,259	46,430,176
GPT Group (The)	8,924,397	31,706,788
Harvey Norman Holdings Ltd.	2,712,047	10,294,250
Healthscope Ltd.	8,395,037	13,957,069
Incitec Pivot Ltd.	8,277,780	24,193,690
Insurance Australia Group Ltd.	11,931,393	52,263,016
James Hardie Industries PLC	2,184,989	34,302,620
LendLease Group	2,749,822	29,413,255
Macquarie Group Ltd.	1,514,056	97,238,849

Security	Shares	Value
Medibank Pvt Ltd.	13,538,491	$27,749,907
Mirvac Group	18,254,117	28,130,949
National Australia Bank Ltd.	13,091,038	301,421,343
Newcrest Mining Ltd.	3,787,678	61,907,688
Oil Search Ltd.	6,807,963	35,505,974
Orica Ltd.	1,833,153	26,093,209
Origin Energy Ltd.	8,603,336	46,306,358
Qantas Airways Ltd.	2,550,163	6,601,609
QBE Insurance Group Ltd.	6,752,543	64,077,400
Ramsay Health Care Ltd.	700,838	35,540,343
REA Group Ltd.	267,354	10,667,670
Rio Tinto Ltd.	2,095,517	106,075,304
Santos Ltd.	8,532,588	25,910,051
Scentre Group	26,427,392	88,274,342
Seek Ltd.	1,604,137	17,584,748
Sonic Healthcare Ltd.	1,922,735	30,389,788
South32 Ltd.	26,134,955	54,560,954
Stockland	11,901,185	39,301,305
Suncorp Group Ltd.	6,319,817	62,513,876
Sydney Airport	5,304,769	23,558,620
Tabcorp Holdings Ltd.	4,001,594	14,399,217
Tatts Group Ltd.	7,056,341	23,248,600
Telstra Corp. Ltd.	21,210,789	80,510,836
TPG Telecom Ltd.	1,628,997	8,001,144
Transurban Group	10,029,408	77,661,000
Treasury Wine Estates Ltd.	3,632,896	32,074,522
Vicinity Centres	16,748,449	36,363,706
Vocus Group Ltd.	2,537,082	7,781,143
Wesfarmers Ltd.	5,555,690	169,800,624
Westfield Corp.	9,832,244	65,609,848
Westpac Banking Corp.	16,495,691	397,094,856
Woodside Petroleum Ltd.	3,756,674	90,005,285
Woolworths Ltd.	6,308,982	117,820,782

		4,645,216,869
AUSTRIA — 0.21%
Andritz AG	368,877	19,918,320
Erste Group Bank AG	1,471,724	44,756,457
IMMOEAST AG Escrow[b]	1,571,072	17
IMMOFINANZ AG Escrow[b]	1,157,632	13
OMV AG	727,316	25,439,231
Raiffeisen Bank International AGb	571,489	12,691,850
Voestalpine AG	592,157	25,085,812

		127,891,700

76	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
BELGIUM — 1.14%
Ageas	979,625	$41,902,592
Anheuser-Busch InBev SA/NV	3,765,362	391,256,224
Colruyt SA	329,433	16,120,509
Groupe Bruxelles Lambert SA	393,109	33,472,590
KBC Group NV	1,233,884	80,034,191
Proximus SADP	729,085	20,931,156
Solvay SA	367,996	43,090,075
Telenet Group Holding NVb	263,367	14,122,883
UCB SA	627,507	43,211,523
Umicore SA	470,143	26,318,732

		710,460,475
DENMARK — 1.67%
AP Moller – Maersk A/S Class A	17,758	28,333,116
AP Moller – Maersk A/S Class B	31,694	52,916,978
Carlsberg A/S Class B	516,835	46,713,268
Chr Hansen Holding A/S	493,557	30,122,052
Coloplast A/S Class Ba	605,686	43,372,673
Danske Bank A/S	3,450,739	114,977,833
DONG Energy A/Sb,c	414,174	15,689,959
DSV A/S	908,873	44,163,901
Genmab A/Sb	280,207	54,072,321
ISS A/S	818,232	29,094,332
Novo Nordisk A/S Class B	9,421,427	338,699,329
Novozymes A/S Class B	1,163,158	45,347,916
Pandora A/S	552,851	72,422,212
TDC A/Sb	3,979,403	20,961,574
Tryg A/S	607,401	11,606,445
Vestas Wind Systems A/S	1,087,908	76,133,641
William Demant Holding A/Sb	602,820	11,282,399

		1,035,909,949
FINLAND — 0.93%
Elisa OYJ	715,386	24,144,469
Fortum OYJ	2,200,241	35,167,675
Kone OYJ Class B	1,660,197	75,175,943
Metso OYJ	566,132	17,412,368
Neste OYJ	631,307	22,009,501
Nokia OYJ	28,727,013	128,837,949
Nokian Renkaat OYJ	579,484	21,743,347
Orion OYJ Class B	495,106	23,071,837
Sampo OYJ Class A	2,204,870	102,222,269
Stora Enso OYJ Class R	2,681,771	30,488,964
UPM-Kymmene OYJ	2,614,887	59,344,087

Security	Shares	Value
Wartsila OYJ Abp	731,551	$36,722,781

		576,341,190
FRANCE — 9.85%
Accor SA	882,113	35,753,505
Aeroports de Paris	143,288	15,903,236
Air Liquide SA	1,914,255	206,873,578
Airbus SE	2,884,599	195,647,192
Alstom SAb	772,378	21,911,113
ArcelorMittal[b]	9,083,035	70,567,496
Arkema SA	333,708	32,962,341
Atos SE	440,306	46,865,362
AXA SA	9,572,703	235,043,446
BNP Paribas SA	5,222,786	334,027,657
Bollore SA	4,141,690	16,556,447
Bouygues SA	1,019,398	37,076,489
Bureau Veritas SA	1,271,524	24,899,349
Capgemini SA	800,938	65,238,302
Carrefour SA	2,744,104	67,184,620
Casino Guichard Perrachon SA	288,001	15,531,013
Christian Dior SE	268,811	57,737,691
Cie. de Saint-Gobain	2,432,923	119,631,348
Cie. Generale des Etablissements Michelin Class B	902,605	96,939,765
CNP Assurances	848,141	15,934,850
Credit Agricole SA	5,361,772	71,069,151
Danone SA	2,907,461	182,210,014
Dassault Aviation SA	12,049	13,898,345
Dassault Systemes SE	635,377	49,219,219
Edenred	1,011,764	22,048,685
Eiffage SA	293,826	21,141,668
Electricite de France SAa	1,246,167	12,282,204
Engie SA	7,210,537	86,223,225
Essilor International SA	1,020,583	119,559,158
Eurazeo SA	210,843	12,983,353
Eurofins Scientific SE	53,473	23,982,137
Eutelsat Communications SA	850,842	14,505,193
Fonciere des Regions	159,698	13,297,725
Gecina SA	190,122	24,511,961
Groupe Eurotunnel SE Registered	2,293,666	21,334,733
Hermes International	127,373	55,398,058
ICADE	183,445	12,989,278
Iliad SA	131,726	28,179,433

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Imerys SA	168,308	$13,516,282
Ingenico Group SA	276,312	23,309,531
JCDecaux SAa	364,756	11,664,138
Kering	373,384	88,854,260
Klepierre	1,106,756	42,041,911
L’Oreal SA	1,249,581	227,343,619
Lagardere SCA	602,799	15,120,039
Legrand SA	1,310,299	76,154,653
LVMH Moet Hennessy Louis Vuitton SE	1,376,909	277,665,622
Natixis SA	4,617,979	27,373,720
Orange SA	9,785,581	151,490,878
Pernod Ricard SA	1,046,522	122,541,308
Peugeot SAb	2,385,365	44,339,269
Publicis Groupe SA	933,735	64,137,608
Remy Cointreau SA	116,435	10,581,156
Renault SA	952,922	85,866,642
Rexel SA	1,468,902	25,565,765
Safran SA	1,541,330	104,440,371
Sanofi	5,708,781	459,564,626
Schneider Electric SE	2,753,906	197,080,440
SCOR SE	798,882	27,070,400
SEB SA	106,979	13,474,605
SES SA	1,791,374	34,866,248
SFR Group SAb	492,769	14,303,905
Societe BIC SA	143,248	18,739,526
Societe Generale SA	3,780,876	184,911,635
Sodexo SA	454,759	50,300,741
STMicroelectronics NV	3,036,301	40,015,833
Suez	1,584,869	24,030,139
Thales SA	525,475	49,280,708
Total SA	11,082,755	558,853,148
Unibail-Rodamco SE	494,371	113,772,124
Valeo SA	1,175,035	71,772,519
Veolia Environnement SA	2,293,357	39,022,902
Vinci SA	2,489,226	174,587,948
Vivendi SA	5,201,354	95,221,508
Wendel SA	155,588	18,411,766
Zodiac Aerospace	996,667	30,266,460

		6,124,672,293
GERMANY — 8.73%
adidas AG	927,075	145,925,300
Allianz SE Registered	2,254,287	381,997,482
Axel Springer SE	217,423	11,447,694
BASF SE	4,531,436	436,431,675

Security	Shares	Value
Bayer AG Registered	4,077,563	$450,797,551
Bayerische Motoren Werke AG	1,639,655	149,147,178
Beiersdorf AG	497,016	44,012,047
Brenntag AG	764,492	44,399,271
Commerzbank AG	5,227,899	45,271,780
Continental AG	546,069	106,637,735
Covestro AGc	343,844	25,821,948
Daimler AG Registered	4,756,227	356,462,849
Deutsche Bank AG Registered[b]	6,798,865	135,121,165
Deutsche Boerse AGb	951,000	87,605,060
Deutsche Lufthansa AG Registered[a]	1,138,884	15,181,821
Deutsche Post AG Registered	4,754,599	159,055,957
Deutsche Telekom AG Registered	16,055,240	280,390,563
Deutsche Wohnen AG Bearer	1,673,387	54,506,071
E.ON SE	9,889,808	75,916,278
Evonik Industries AG	795,137	25,761,956
Fraport AG Frankfurt Airport Services Worldwide	196,632	11,742,763
Fresenius Medical Care AG & Co. KGaA	1,070,977	87,141,027
Fresenius SE & Co. KGaA	2,016,164	158,904,905
GEA Group AG	908,826	37,558,121
Hannover Rueck SE	303,575	33,348,678
HeidelbergCement AG	732,653	70,579,113
Henkel AG & Co. KGaA	519,352	54,689,546
HOCHTIEF AG	100,731	14,309,649
HUGO BOSS AG	327,224	20,970,321
Infineon Technologies AG	5,452,879	100,120,838
Innogy SEb,c	684,117	23,425,525
K+S AG Registered[a]	940,877	23,833,932
Lanxess AG	458,550	33,276,524
Linde AG	917,800	149,226,338
MAN SE	150,014	15,555,429
Merck KGaA	635,563	69,818,614
METRO AG	870,068	29,722,335
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	806,547	151,490,252
Osram Licht AG	447,094	25,912,653
ProSiebenSat.1 Media SE Registered	1,124,182	47,721,418
QIAGEN NVa	1,054,711	30,416,267

78	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
RTL Group SAb	190,421	$14,522,460
RWE AGb	2,450,204	32,450,455
SAP SE	4,843,007	442,939,767
Siemens AG Registered	3,770,539	473,698,090
Symrise AG	615,284	37,003,774
Telefonica Deutschland Holding AG	3,612,124	15,067,985
ThyssenKrupp AG	1,863,226	47,017,297
United Internet AG Registered[d]	631,012	26,387,467
Volkswagen AG	163,896	26,152,128
Vonovia SE	2,309,640	75,554,780
Zalando SEb,c	427,248	16,855,344

		5,429,305,176
HONG KONG — 3.37%
AIA Group Ltd.	59,557,000	370,727,329
ASM Pacific Technology Ltd.	1,158,700	14,111,640
Bank of East Asia Ltd. (The)[a]	5,628,640	24,119,582
BOC Hong Kong Holdings Ltd.	17,533,500	70,501,421
Cathay Pacific Airways Ltd.[a]	5,707,000	7,752,167
Cheung Kong Infrastructure Holdings Ltd.	3,421,792	27,583,894
Cheung Kong Property Holdings Ltd.	13,210,684	87,511,088
CK Hutchison Holdings Ltd.	13,262,184	159,723,572
CLP Holdings Ltd.	8,533,000	83,412,663
First Pacific Co. Ltd./Hong Kong	10,754,250	8,177,241
Galaxy Entertainment Group Ltd.	12,049,000	57,687,867
Hang Lung Group Ltd.	5,145,000	19,792,669
Hang Lung Properties Ltd.	11,039,000	27,315,278
Hang Seng Bank Ltd.	3,662,200	74,996,434
Henderson Land Development Co. Ltd.	5,632,996	31,252,679
HK Electric Investments & HK Electric Investments Ltd.[c]	12,890,000	10,764,716
HKT Trust & HKT Ltd.	13,256,440	18,553,737
Hong Kong & China Gas Co. Ltd.[a]	37,563,036	70,969,103
Hong Kong Exchanges & Clearing Ltd.[a]	5,692,500	138,436,177
Hongkong Land Holdings Ltd.	5,174,700	34,929,225
Hysan Development Co. Ltd.	3,242,797	14,836,203
Jardine Matheson Holdings Ltd.	1,205,900	74,428,148

Security	Shares	Value
Kerry Properties Ltd.	3,047,500	$8,660,181
Li & Fung Ltd.[a]	28,974,400	12,621,350
Link REIT	11,095,258	76,000,304
Melco Crown Entertainment Ltd. ADR	934,085	15,729,991
MGM China Holdings Ltd.	4,586,400	8,948,958
MTR Corp. Ltd.	7,402,000	37,776,257
New World Development Co. Ltd.	25,802,132	29,927,660
NWS Holdings Ltd.	7,148,000	12,878,532
PCCW Ltd.	19,932,000	12,124,603
Power Assets Holdings Ltd.	6,825,000	65,572,986
Sands China Ltd.	11,868,800	52,771,637
Shangri-La Asia Ltd.[a]	6,856,666	7,643,702
Sino Land Co. Ltd.	13,912,000	23,128,845
SJM Holdings Ltd.	9,391,000	7,503,747
Sun Hung Kai Properties Ltd.	6,956,000	96,280,539
Swire Pacific Ltd. Class A	2,998,500	30,586,489
Swire Properties Ltd.	5,655,455	15,961,964
Techtronic Industries Co. Ltd.	6,628,033	22,977,967
WH Group Ltd.[c]	39,682,000	30,275,402
Wharf Holdings Ltd. (The)	6,818,912	51,453,704
Wheelock & Co. Ltd.	3,478,000	21,223,853
Wynn Macau Ltd.[a]	7,339,600	13,488,591
Yue Yuen Industrial Holdings Ltd.	3,435,500	12,574,275

		2,093,694,370
IRELAND — 0.46%
Bank of Ireland[b]	133,617,721	35,811,373
CRH PLC	4,048,155	141,066,779
Irish Bank Resolution Corp. Ltd.[b]	3,570,811	39
Kerry Group PLC Class A	796,985	56,070,751
Paddy Power Betfair PLC	401,825	42,035,628
Ryanair Holdings PLC[b]	173,066	2,679,240
Ryanair Holdings PLC ADR[b]	113,716	9,513,480

		287,177,290
ISRAEL — 0.66%
Azrieli Group Ltd.	209,925	9,585,108
Bank Hapoalim BM	5,204,276	31,430,124
Bank Leumi le-Israel BMb	7,017,097	29,003,504
Bezeq The Israeli Telecommunication Corp. Ltd.	10,145,543	17,721,708

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Check Point Software Technologies Ltd.[a,b]	637,165	$62,932,787
Elbit Systems Ltd.	115,609	12,720,980
Frutarom Industries Ltd.	188,101	9,931,853
Israel Chemicals Ltd.	2,536,489	11,648,861
Mizrahi Tefahot Bank Ltd.	679,009	10,449,204
Mobileye NVa,b	869,570	37,356,727
Nice Ltd.	302,417	21,153,937
Taro Pharmaceutical Industries Ltd.[a,b]	76,550	7,998,709
Teva Pharmaceutical Industries Ltd. ADR	4,511,454	150,817,907

		412,751,409
ITALY — 1.90%
Assicurazioni Generali SpA	5,771,616	91,939,079
Atlantia SpA	2,019,546	45,942,125
CNH Industrial NV	5,019,366	44,480,325
Enel SpA	37,571,432	156,891,748
Eni SpA	12,504,991	192,036,020
EXOR NV	546,804	24,913,659
Ferrari NV	613,093	38,230,273
Fiat Chrysler Automobiles NVa,b	4,450,759	48,580,355
Intesa Sanpaolo SpA	61,613,679	144,491,437
Leonardo SpA[b]	1,810,343	23,320,742
Luxottica Group SpA	830,879	44,618,197
Mediobanca SpA	2,846,363	24,470,098
Poste Italiane SpA[c]	2,542,583	15,978,282
Prysmian SpA	992,390	25,803,774
Saipem SpA[b]	29,781,066	15,207,131
Snam SpA	12,048,399	45,832,890
Telecom Italia SpA/Milano[b]	49,868,724	42,845,047
Tenaris SA	2,323,763	40,607,578
Terna Rete Elettrica Nazionale SpA	7,696,003	33,750,678
UniCredit SpA	2,595,900	70,583,604
UnipolSai SpA	5,466,356	11,377,830

		1,181,900,872
JAPAN — 24.15%
ABC-Mart Inc.	169,300	9,865,494
Acom Co. Ltd.[a,b]	2,007,570	8,684,758
Aeon Co. Ltd.	3,259,200	47,219,678
AEON Financial Service Co. Ltd.	514,590	9,242,736
Aeon Mall Co. Ltd.	529,410	7,707,777

Security	Shares	Value
Air Water Inc.	500,200	$9,295,300
Aisin Seiki Co. Ltd.	936,700	43,017,890
Ajinomoto Co. Inc.	2,810,000	55,625,894
Alfresa Holdings Corp.	889,700	14,660,391
Alps Electric Co. Ltd.	1,032,300	27,647,209
Amada Holdings Co. Ltd.	1,659,400	19,589,985
ANA Holdings Inc.	5,217,000	15,547,888
Aozora Bank Ltd.	5,217,000	19,093,085
Asahi Glass Co. Ltd.	5,145,000	38,390,406
Asahi Group Holdings Ltd.	1,895,300	66,838,472
Asahi Kasei Corp.	6,095,000	57,119,476
ASICS Corp.	810,200	15,840,553
Astellas Pharma Inc.	10,588,550	142,356,388
Bandai Namco Holdings Inc.	1,032,300	28,518,348
Bank of Kyoto Ltd. (The)	1,695,000	13,325,117
Benesse Holdings Inc.	341,900	9,976,829
Bridgestone Corp.	3,158,900	116,254,254
Brother Industries Ltd.	1,194,200	22,149,586
Calbee Inc.	347,800	11,353,897
Canon Inc.	5,217,000	155,015,456
Casio Computer Co. Ltd.	991,800	13,779,038
Central Japan Railway Co.	701,200	113,799,014
Chiba Bank Ltd. (The)	3,419,000	22,504,810
Chubu Electric Power Co. Inc.	3,243,800	43,308,296
Chugai Pharmaceutical Co. Ltd.	1,113,100	32,629,181
Chugoku Bank Ltd. (The)	852,600	12,602,500
Chugoku Electric Power Co. Inc. (The)	1,433,500	16,171,841
Concordia Financial Group Ltd.	5,709,900	30,341,214
Credit Saison Co. Ltd.	687,100	12,585,389
CYBERDYNE Inc.[a,b]	347,800	4,915,388
Dai Nippon Printing Co. Ltd.	3,021,000	30,833,924
Dai-ichi Life Holdings Inc.	5,305,452	97,178,255
Daicel Corp.	1,287,800	14,322,235
Daiichi Sankyo Co. Ltd.	2,971,795	66,642,651
Daikin Industries Ltd.	1,146,100	114,279,125
Daito Trust Construction Co. Ltd.	341,900	47,955,594
Daiwa House Industry Co. Ltd.	2,828,900	76,995,333
Daiwa House REIT Investment Corp.	6,871	17,358,316
Daiwa Securities Group Inc.	8,181,000	52,577,868
DeNA Co. Ltd.	514,500	11,558,254
Denso Corp.	2,389,800	104,040,949

80	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Dentsu Inc.	1,043,400	$48,381,506
Don Quijote Holdings Co. Ltd.	551,700	20,068,501
East Japan Railway Co.	1,639,600	148,994,963
Eisai Co. Ltd.	1,236,900	68,286,329
Electric Power Development Co. Ltd.	687,100	16,009,445
FamilyMart UNY Holdings Co. Ltd.	347,800	22,120,791
FANUC Corp.	956,100	188,247,448
Fast Retailing Co. Ltd.	257,700	81,447,622
Fuji Electric Co. Ltd.	2,799,000	16,633,631
Fuji Heavy Industries Ltd.	2,956,300	119,223,646
FUJIFILM Holdings Corp.	2,219,000	86,236,953
Fujitsu Ltd.	9,187,000	53,746,908
Fukuoka Financial Group Inc.	4,014,000	17,828,115
Hachijuni Bank Ltd. (The)	1,706,600	10,111,501
Hakuhodo DY Holdings Inc.	1,194,220	14,745,421
Hamamatsu Photonics KK	687,100	19,927,884
Hankyu Hanshin Holdings Inc.	1,184,000	40,281,768
Hikari Tsushin Inc.	123,100	11,295,785
Hino Motors Ltd.	1,305,700	13,860,195
Hirose Electric Co. Ltd.	169,570	22,172,511
Hiroshima Bank Ltd. (The)	1,836,000	8,627,528
Hisamitsu Pharmaceutical Co. Inc.	342,100	17,807,737
Hitachi Chemical Co. Ltd.	514,500	14,670,620
Hitachi Construction Machinery Co. Ltd.	514,500	11,896,456
Hitachi High-Technologies Corp.	342,100	14,723,291
Hitachi Ltd.	23,898,000	137,475,859
Hitachi Metals Ltd.	966,000	13,437,761
Hokuriku Electric Power Co.	852,600	8,611,203
Honda Motor Co. Ltd.	7,999,400	240,674,819
Hoshizaki Corp.	215,000	17,589,607
Hoya Corp.	2,048,200	89,551,325
Hulic Co. Ltd.	1,535,800	15,033,992
Idemitsu Kosan Co. Ltd.	511,000	15,864,490
IHI Corp.[b]	6,871,000	18,615,634
Iida Group Holdings Co. Ltd.	764,080	14,355,134
INPEX Corp.	4,662,143	45,989,872
Isetan Mitsukoshi Holdings Ltd.	1,659,400	19,516,283
Isuzu Motors Ltd.	2,902,200	39,237,383
ITOCHU Corp.	7,419,900	102,557,090
J Front Retailing Co. Ltd.	1,194,200	17,322,928

Security	Shares	Value
Japan Airlines Co. Ltd.	608,500	$19,469,838
Japan Airport Terminal Co. Ltd.[a]	184,100	6,623,185
Japan Exchange Group Inc.	2,644,500	39,582,345
Japan Post Bank Co. Ltd.	1,969,000	24,049,523
Japan Post Holdings Co. Ltd.	2,219,000	27,990,051
Japan Prime Realty Investment Corp.	3,478	13,995,416
Japan Real Estate Investment Corp.	6,818	38,882,132
Japan Retail Fund Investment Corp.	12,049	25,858,658
Japan Tobacco Inc.	5,373,700	173,753,213
JFE Holdings Inc.	2,586,075	45,530,541
JGC Corp.	1,156,400	20,164,452
JSR Corp.	1,024,700	17,658,610
JTEKT Corp.	1,023,400	16,908,941
JX Holdings Inc.	10,325,800	48,852,064
Kajima Corp.	4,302,000	30,074,830
Kakaku.com Inc.	687,100	12,475,527
Kamigumi Co. Ltd.	1,151,000	11,226,276
Kaneka Corp.	1,176,000	10,174,763
Kansai Electric Power Co. Inc. (The)[b]	3,489,900	37,340,302
Kansai Paint Co. Ltd.	1,113,200	21,695,410
Kao Corp.	2,472,700	122,630,105
Kawasaki Heavy Industries Ltd.	6,871,000	21,667,377
KDDI Corp.	9,051,000	243,611,193
Keihan Holdings Co. Ltd.	2,021,000	13,518,215
Keikyu Corp.	2,612,000	30,743,060
Keio Corp.	2,799,000	23,073,258
Keisei Electric Railway Co. Ltd.	736,900	17,477,442
Keyence Corp.	475,046	185,123,411
Kikkoman Corp.	658,000	20,778,947
Kintetsu Group Holdings Co. Ltd.	8,597,000	33,143,220
Kirin Holdings Co. Ltd.	3,992,700	65,543,057
Kobe Steel Ltd.[b]	1,539,000	15,051,646
Koito Manufacturing Co. Ltd.	521,700	27,712,778
Komatsu Ltd.	4,573,500	109,447,115
Konami Holdings Corp.	491,100	19,718,161
Konica Minolta Inc.	2,220,800	23,120,387
Kose Corp.	169,300	14,437,308
Kubota Corp.	5,088,800	81,366,556

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Kuraray Co. Ltd.	1,830,400	$29,136,814
Kurita Water Industries Ltd.	511,000	12,165,046
Kyocera Corp.	1,565,100	81,803,672
Kyowa Hakko Kirin Co. Ltd.	1,363,200	18,418,185
Kyushu Electric Power Co. Inc.	2,092,700	23,385,446
Kyushu Financial Group Inc.	1,611,600	11,166,316
Lawson Inc.[a]	342,100	25,040,231
LINE Corp.[a,b]	173,900	5,599,711
Lion Corp.	1,100,000	19,161,448
LIXIL Group Corp.	1,321,380	30,987,725
M3 Inc.	984,200	26,490,127
Mabuchi Motor Co. Ltd.	265,200	13,686,982
Makita Corp.	597,600	41,671,419
Marubeni Corp.	8,200,600	50,088,675
Marui Group Co. Ltd.	1,131,100	16,236,799
Maruichi Steel Tube Ltd.	173,900	5,854,595
Mazda Motor Corp.	2,814,000	41,694,444
McDonald’s Holdings Co. Japan Ltd.[a]	342,100	9,022,384
Mebuki Financial Group Inc.	4,148,490	16,030,141
Medipal Holdings Corp.	681,800	11,077,168
MEIJI Holdings Co. Ltd.	583,304	45,286,049
Minebea Mitsumi Inc.	1,706,600	17,054,630
Miraca Holdings Inc.	279,900	12,829,527
MISUMI Group Inc.	1,377,500	25,818,565
Mitsubishi Chemical Holdings Corp.	6,665,000	46,754,168
Mitsubishi Corp.	7,473,600	169,255,547
Mitsubishi Electric Corp.	9,513,700	145,483,762
Mitsubishi Estate Co. Ltd.	6,039,000	116,005,663
Mitsubishi Gas Chemical Co. Inc.	861,700	16,602,508
Mitsubishi Heavy Industries Ltd.	15,501,000	70,072,919
Mitsubishi Logistics Corp.	477,000	6,804,903
Mitsubishi Materials Corp.	583,100	19,967,582
Mitsubishi Motors Corp.	3,493,700	19,024,100
Mitsubishi Tanabe Pharma Corp.	1,103,900	22,151,544
Mitsubishi UFJ Financial Group Inc.	63,020,580	409,164,929
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,171,800	11,633,093
Mitsui & Co. Ltd.	8,305,500	122,212,398
Mitsui Chemicals Inc.	3,919,000	18,520,169

Security	Shares	Value
Mitsui Fudosan Co. Ltd.	4,366,000	$101,475,807
Mitsui OSK Lines Ltd.	5,217,000	16,683,278
Mixi Inc.	196,400	8,539,889
Mizuho Financial Group Inc.	117,864,560	220,181,363
MS&AD Insurance Group Holdings Inc.	2,434,688	82,075,425
Murata Manufacturing Co. Ltd.	937,600	127,053,857
Nabtesco Corp.	535,100	14,007,903
Nagoya Railroad Co. Ltd.	5,110,000	25,237,930
NEC Corp.	12,176,000	28,229,500
Nexon Co. Ltd.	819,700	12,538,516
NGK Insulators Ltd.	1,435,200	28,302,412
NGK Spark Plug Co. Ltd.	859,700	19,427,731
NH Foods Ltd.	772,000	21,087,275
Nidec Corp.	1,165,900	109,884,068
Nikon Corp.[a]	1,706,600	27,666,400
Nintendo Co. Ltd.	552,800	113,530,855
Nippon Building Fund Inc.	6,871	39,550,593
Nippon Electric Glass Co. Ltd.	1,808,500	10,458,215
Nippon Express Co. Ltd.	4,305,000	22,906,462
Nippon Paint Holdings Co. Ltd.	732,600	21,475,283
Nippon Prologis REIT Inc.	6,956	14,582,421
Nippon Steel & Sumitomo Metal Corp.	4,010,535	97,489,043
Nippon Telegraph & Telephone Corp.	3,414,600	151,021,927
Nippon Yusen KK	7,743,000	16,507,395
Nissan Chemical Industries Ltd.	687,100	24,627,568
Nissan Motor Co. Ltd.	12,125,700	120,529,943
Nisshin Seifun Group Inc.	1,084,997	16,548,433
Nissin Foods Holdings Co. Ltd.	342,100	18,111,623
Nitori Holdings Co. Ltd.	380,100	42,610,366
Nitto Denko Corp.	808,900	64,259,318
NOK Corp.	480,600	9,784,901
Nomura Holdings Inc.	17,940,200	112,111,310
Nomura Real Estate Holdings Inc.	609,500	10,530,557
Nomura Real Estate Master Fund Inc.	18,953	29,614,326
Nomura Research Institute Ltd.	611,257	20,958,934
NSK Ltd.	2,219,000	27,083,331
NTT Data Corp.	609,591	30,865,367
NTT DOCOMO Inc.	6,828,817	164,176,711

82	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Obayashi Corp.	3,219,400	$30,771,258
Obic Co. Ltd.	342,100	16,470,637
Odakyu Electric Railway Co. Ltd.	1,722,700	34,232,111
Oji Holdings Corp.	4,302,000	19,107,262
Olympus Corp.	1,391,200	48,134,346
Omron Corp.	971,000	39,978,548
Ono Pharmaceutical Co. Ltd.	2,002,400	41,026,299
Oracle Corp. Japan	169,300	9,504,561
Oriental Land Co. Ltd./Japan	1,043,400	57,344,133
ORIX Corp.	6,489,000	98,394,164
Osaka Gas Co. Ltd.	9,391,000	35,261,610
Otsuka Corp.	225,200	11,622,580
Otsuka Holdings Co. Ltd.	1,895,300	87,529,777
Panasonic Corp.	10,819,868	113,268,616
Park24 Co. Ltd.	514,500	14,236,442
Pola Orbis Holdings Inc.	110,000	10,474,795
Rakuten Inc.[b]	4,627,100	46,342,929
Recruit Holdings Co. Ltd.	1,786,200	78,461,106
Resona Holdings Inc.	10,961,700	59,708,767
Ricoh Co. Ltd.	3,324,500	29,797,206
Rinnai Corp.	169,500	14,454,364
Rohm Co. Ltd.	511,000	32,863,780
Ryohin Keikaku Co. Ltd.	110,900	20,835,310
Sankyo Co. Ltd.	275,300	9,231,690
Santen Pharmaceutical Co. Ltd.	1,826,300	22,971,715
SBI Holdings Inc./Japan	1,115,280	15,494,541
Secom Co. Ltd.	1,032,300	74,881,295
Sega Sammy Holdings Inc.	1,023,438	16,145,911
Seibu Holdings Inc.	818,500	13,850,700
Seiko Epson Corp.	1,377,500	28,522,785
Sekisui Chemical Co. Ltd.	1,983,300	32,486,833
Sekisui House Ltd.	2,902,200	47,138,998
Seven & I Holdings Co. Ltd.	3,662,280	146,686,391
Seven Bank Ltd.	2,998,500	8,629,927
Sharp Corp./Japan[a,b]	6,871,000	18,554,599
Shimadzu Corp.	1,078,800	18,293,841
Shimamura Co. Ltd.	119,200	15,660,386
Shimano Inc.	380,200	60,149,785
Shimizu Corp.	2,799,000	25,833,098
Shin-Etsu Chemical Co. Ltd.	1,912,900	165,623,240
Shinsei Bank Ltd.	8,526,000	14,768,554
Shionogi & Co. Ltd.	1,466,500	70,670,775
Shiseido Co. Ltd.	1,781,400	49,972,562

Security	Shares	Value
Shizuoka Bank Ltd. (The)	2,962,000	$25,916,678
Showa Shell Sekiyu KK	852,600	8,383,995
SMC Corp./Japan	273,500	75,095,581
SoftBank Group Corp.	4,705,200	363,668,179
Sohgo Security Services Co. Ltd.	341,900	12,892,432
Sompo Holdings Inc.	1,635,350	59,530,662
Sony Corp.	6,210,300	188,832,839
Sony Financial Holdings Inc.	852,600	14,412,594
Stanley Electric Co. Ltd.	746,200	21,111,677
Start Today Co. Ltd.	687,100	12,957,702
Sumitomo Chemical Co. Ltd.	7,077,000	37,907,448
Sumitomo Corp.	5,997,000	75,431,952
Sumitomo Dainippon Pharma Co. Ltd.	852,600	14,420,168
Sumitomo Electric Industries Ltd.	3,664,000	53,621,497
Sumitomo Heavy Industries Ltd.	2,773,000	19,164,059
Sumitomo Metal Mining Co. Ltd.	2,248,000	30,592,370
Sumitomo Mitsui Financial Group Inc.	6,608,200	261,275,578
Sumitomo Mitsui Trust Holdings Inc.	1,633,760	61,417,476
Sumitomo Realty & Development Co. Ltd.	1,758,000	47,848,208
Sumitomo Rubber Industries Ltd.	852,600	13,367,435
Sundrug Co. Ltd.	169,300	11,700,235
Suntory Beverage & Food Ltd.	681,800	29,040,471
Suruga Bank Ltd.	852,600	19,539,933
Suzuken Co. Ltd./Aichi Japan	363,724	12,051,437
Suzuki Motor Corp.	1,743,600	67,668,562
Sysmex Corp.	745,600	44,772,427
T&D Holdings Inc.	2,817,600	42,135,728
Taiheiyo Cement Corp.	6,818,000	23,922,807
Taisei Corp.	5,145,000	36,653,698
Taisho Pharmaceutical Holdings Co. Ltd.	169,300	14,316,998
Taiyo Nippon Sanso Corp.	706,000	8,378,557
Takashimaya Co. Ltd.	1,695,000	14,650,100
Takeda Pharmaceutical Co. Ltd.	3,478,000	145,947,786
TDK Corp.	605,200	43,706,649

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Teijin Ltd.	1,028,200	$21,792,451
Terumo Corp.	1,706,600	63,215,829
THK Co. Ltd.	534,400	13,249,038
Tobu Railway Co. Ltd.	5,110,000	26,009,594
Toho Co. Ltd./Tokyo	514,500	14,876,282
Toho Gas Co. Ltd.	1,739,000	13,022,225
Tohoku Electric Power Co. Inc.	2,219,000	27,122,754
Tokio Marine Holdings Inc.	3,343,000	140,490,633
Tokyo Electric Power Co. Holdings Inc.[b]	7,001,400	26,929,658
Tokyo Electron Ltd.	859,700	89,425,601
Tokyo Gas Co. Ltd.	10,234,000	45,435,960
Tokyo Tatemono Co. Ltd.	1,057,300	14,069,157
Tokyu Corp.	5,520,000	40,747,235
Tokyu Fudosan Holdings Corp.	2,323,100	13,640,409
TonenGeneral Sekiyu KK	1,695,000	20,010,260
Toppan Printing Co. Ltd.	2,764,000	27,228,745
Toray Industries Inc.	7,101,000	61,665,002
Toshiba Corp.[b]	19,790,000	42,594,866
TOTO Ltd.	733,500	29,678,814
Toyo Seikan Group Holdings Ltd.	774,300	14,320,165
Toyo Suisan Kaisha Ltd.	363,000	12,994,803
Toyoda Gosei Co. Ltd.	279,900	6,765,338
Toyota Industries Corp.	812,300	39,397,362
Toyota Motor Corp.	13,114,364	766,999,534
Toyota Tsusho Corp.	1,095,900	30,275,363
Trend Micro Inc./Japan[b]	521,700	20,321,159
Tsuruha Holdings Inc.	169,300	15,941,195
Unicharm Corp.	1,912,900	43,160,258
United Urban Investment Corp.	13,775	22,037,553
USS Co. Ltd.	1,103,980	19,426,910
West Japan Railway Co.	813,600	53,192,059
Yahoo Japan Corp.	7,172,222	30,198,829
Yakult Honsha Co. Ltd.	402,300	20,726,982
Yamada Denki Co. Ltd.	3,073,150	16,979,785
Yamaguchi Financial Group Inc.	1,370,000	15,005,197
Yamaha Corp.	852,600	26,128,981
Yamaha Motor Co. Ltd.	1,307,000	27,330,029
Yamato Holdings Co. Ltd.	1,659,400	33,600,731
Yamazaki Baking Co. Ltd.	521,700	10,519,733
Yaskawa Electric Corp.	1,194,200	21,651,008
Yokogawa Electric Corp.	1,194,200	19,158,119

Security	Shares	Value
Yokohama Rubber Co. Ltd. (The)	656,700	$11,602,721

		15,026,111,382
NETHERLANDS — 3.20%
ABN AMRO Group NVc	1,394,429	32,776,374
Aegon NV	8,996,540	48,729,484
AerCap Holdings NVb	806,434	35,700,833
Akzo Nobel NV	1,222,615	82,963,189
Altice NV Class Aa,b	1,932,079	42,344,603
Altice NV Class Bb	438,145	9,649,999
ASML Holding NV	1,797,520	218,346,019
Boskalis Westminster	434,499	16,084,886
Gemalto NV	403,794	23,459,803
Heineken Holding NV	502,210	35,267,145
Heineken NV	1,143,505	85,553,471
ING Groep NV	19,125,555	273,864,134
Koninklijke Ahold Delhaize NV	6,331,028	134,752,073
Koninklijke DSM NV	897,771	57,243,057
Koninklijke KPN NV	16,826,184	48,442,337
Koninklijke Philips NV	4,631,440	135,816,052
Koninklijke Vopak NV	357,304	15,335,491
NN Group NV	1,556,758	55,064,582
NXP Semiconductors NVb	1,445,023	141,395,500
Randstad Holding NV	583,296	33,913,804
RELX NV	4,952,990	83,635,896
Unilever NV CVA	8,039,337	324,891,992
Wolters Kluwer NV	1,483,803	56,693,376

		1,991,924,100
NEW ZEALAND — 0.19%
Auckland International Airport Ltd.	4,625,509	23,197,340
Contact Energy Ltd.	3,580,867	12,523,598
Fletcher Building Ltd.	3,380,089	26,021,960
Mercury NZ Ltd.	3,405,532	7,665,596
Meridian Energy Ltd.	6,216,602	11,987,576
Ryman Healthcare Ltd.	1,851,956	11,826,913
Spark New Zealand Ltd.	8,985,112	23,123,479

		116,346,462
NORWAY — 0.69%
DNB ASA	4,811,022	80,459,011
Gjensidige Forsikring ASA	993,738	17,138,516
Marine Harvest ASA	1,911,306	33,869,334
Norsk Hydro ASA	6,632,381	37,878,592
Orkla ASA	3,966,140	37,069,207
Schibsted ASA	426,526	11,306,289

84	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Schibsted ASA Class B	391,618	$9,781,228
Statoil ASA	5,519,662	102,909,805
Telenor ASA	3,717,659	59,010,819
Yara International ASA	885,777	37,421,663

		426,844,464
PORTUGAL — 0.14%
EDP – Energias de Portugal SA	11,409,135	33,142,649
Galp Energia SGPS SA	2,306,650	33,951,897
Jeronimo Martins SGPS SA	1,330,080	22,502,775

		89,597,321
SINGAPORE — 1.30%
Ascendas REIT	11,934,856	20,840,251
CapitaLand Commercial Trust	10,680,800	11,561,769
CapitaLand Ltd.	12,982,800	30,319,003
CapitaLand Mall Trust	12,948,300	17,830,566
City Developments Ltd.[a]	2,048,200	13,419,141
ComfortDelGro Corp. Ltd.	10,677,700	18,266,082
DBS Group Holdings Ltd.	8,676,900	116,837,587
Genting Singapore PLC	29,668,900	20,427,905
Global Logistic Properties Ltd.[a]	13,274,600	24,498,836
Golden Agri-Resources Ltd.	34,169,994	10,308,239
Hutchison Port Holdings Trust	25,309,800	10,756,665
Jardine Cycle & Carriage Ltd.	549,854	16,138,886
Keppel Corp. Ltd.[a]	7,346,600	32,175,271
Oversea-Chinese Banking Corp. Ltd.	15,402,098	102,658,788
SATS Ltd.	3,262,000	12,225,554
SembCorp Industries Ltd.[a]	5,005,500	11,192,025
Singapore Airlines Ltd.	2,731,400	19,194,250
Singapore Exchange Ltd.	3,820,100	20,120,061
Singapore Press Holdings Ltd.[a]	6,794,750	16,639,614
Singapore Technologies Engineering Ltd.	7,684,600	18,000,554
Singapore Telecommunications Ltd.	39,623,885	108,847,555
StarHub Ltd.[a]	3,178,100	6,699,998
Suntec REIT[a]	12,166,500	14,940,407
United Overseas Bank Ltd.	6,305,800	93,638,086
UOL Group Ltd.	2,389,800	10,805,669
Wilmar International Ltd.	9,501,800	26,169,069
Yangzijiang Shipbuilding Holdings Ltd.	9,338,800	5,336,268

		809,848,099

Security	Shares	Value
SPAIN — 3.11%
Abertis Infraestructuras SA	3,202,409	$45,838,880
ACS Actividades de Construccion y Servicios SA	991,640	30,521,035
Aena SAc	337,777	49,042,543
Amadeus IT Holding SA Class A	2,171,009	100,288,741
Banco Bilbao Vizcaya Argentaria SA	32,591,740	221,017,424
Banco de Sabadell SA	26,292,601	39,609,700
Banco Popular Espanol SAa	16,787,374	17,343,865
Banco Santander SA	72,233,303	401,944,047
Bankia SA	23,100,394	24,340,485
Bankinter SA	3,421,840	27,494,505
CaixaBank SA	15,981,662	58,394,554
Distribuidora Internacional de Alimentacion SA	3,106,493	16,426,719
Enagas SA	795,018	19,503,298
Endesa SA	1,631,113	33,571,462
Ferrovial SA	2,475,229	44,805,923
Gas Natural SDG SA	1,829,580	35,234,194
Grifols SA	1,481,347	31,729,680
Iberdrola SA	27,155,179	171,208,109
Iberdrola SA New[b]	595,467	3,754,306
Industria de Diseno Textil SA	5,391,058	177,900,498
International Consolidated Airlines Group SA	4,098,133	24,580,135
Mapfre SA	5,422,100	16,407,061
Red Electrica Corp. SA	1,874,949	33,494,041
Repsol SA	5,607,748	82,783,622
Telefonica SA	22,953,780	221,394,932
Zardoya Otis SA	960,631	8,097,602

		1,936,727,361
SWEDEN — 2.90%
Alfa Laval AB	1,434,424	26,779,765
Assa Abloy AB	4,937,810	93,541,381
Atlas Copco AB Class A	3,299,728	105,806,003
Atlas Copco AB Class B	1,936,216	56,170,996
Boliden AB	1,356,456	39,584,507
Electrolux AB Class B	1,175,890	31,275,101
Getinge AB Class B	987,832	15,978,705
Hennes & Mauritz AB Class B	4,679,724	133,834,882
Hexagon AB Class B	1,262,645	49,976,568
Husqvarna AB Class B	2,034,489	17,036,309
ICA Gruppen ABa	402,418	13,152,149

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Industrivarden AB Class C	777,878	$15,074,189
Investor AB Class B	2,250,637	89,828,778
Kinnevik AB Class B	1,151,809	29,554,173
L E Lundbergforetagen AB Class B	186,375	12,003,423
Lundin Petroleum ABb	930,089	20,066,668
Millicom International Cellular SA SDR	322,489	15,959,177
Nordea Bank AB	15,021,409	181,632,988
Sandvik AB	5,239,020	70,719,818
Securitas AB Class B	1,529,175	24,350,366
Skandinaviska Enskilda Banken AB Class A	7,512,432	84,434,937
Skanska AB Class B	1,675,489	41,017,050
SKF AB Class B	1,958,476	39,431,200
Svenska Cellulosa AB SCA Class B	2,998,106	90,201,093
Svenska Handelsbanken AB Class A	7,501,453	112,072,133
Swedbank AB Class A	4,473,794	113,155,012
Swedish Match AB	931,227	30,317,929
Tele2 AB Class B	1,770,578	15,626,441
Telefonaktiebolaget LM Ericsson Class B	15,076,394	89,079,316
Telia Co. AB	12,873,667	52,236,315
Volvo AB Class B	7,593,455	97,115,891

		1,807,013,263
SWITZERLAND — 8.71%
ABB Ltd. Registered	9,333,228	221,647,610
Actelion Ltd. Registered	479,382	124,874,492
Adecco Group AG Registered	809,933	57,793,719
Aryzta AG	435,399	11,986,050
Baloise Holding AG Registered	247,917	31,913,094
Barry Callebaut AG Registered	9,767	12,077,580
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	4,953	27,511,089
Chocoladefabriken Lindt & Sprungli AG Registered	480	31,212,649
Cie. Financiere Richemont SA Class A Registered	2,568,784	199,701,736
Credit Suisse Group AG Registered	9,790,315	148,750,073
Dufry AG Registered[a,b]	227,422	32,432,876
EMS-Chemie Holding AG Registered	40,204	20,782,526

Security	Shares	Value
Galenica AG Registered	18,756	$20,569,625
Geberit AG Registered	180,164	76,988,792
Givaudan SA Registered	46,058	83,050,053
Julius Baer Group Ltd.	1,094,930	51,317,214
Kuehne + Nagel International AG Registered	257,971	35,246,798
LafargeHolcim Ltd. Registered	2,243,085	120,270,825
Lonza Group AG Registered	259,985	47,670,065
Nestle SA Registered	15,339,106	1,124,080,036
Novartis AG Registered	11,006,946	808,284,247
Pargesa Holding SA Bearer	155,282	10,332,722
Partners Group Holding AG	85,404	43,173,774
Roche Holding AG	3,464,858	818,276,823
Schindler Holding AG Participation Certificates	222,552	42,408,044
Schindler Holding AG Registered	74,669	14,077,067
SGS SA Registered	27,314	57,916,975
Sika AG Bearer	10,458	54,961,210
Sonova Holding AG Registered	265,075	35,035,252
Swatch Group AG (The) Bearer[a]	152,035	53,857,929
Swatch Group AG (The) Registered	250,114	17,492,262
Swiss Life Holding AG Registered	161,312	48,903,729
Swiss Prime Site AG Registered	340,697	28,420,194
Swiss Re AG	1,612,087	150,489,776
Swisscom AG Registered	129,633	57,156,249
Syngenta AG Registered	455,964	194,105,899
UBS Group AG	18,019,102	291,673,484
Zurich Insurance Group AG	745,316	214,166,923

		5,420,609,461
UNITED KINGDOM — 17.99%
3i Group PLC	4,737,207	41,719,181
Aberdeen Asset Management PLC	4,552,452	15,011,627
Admiral Group PLC	1,039,223	23,220,260
Anglo American PLC[b]	6,907,088	118,007,640
Antofagasta PLC[a]	1,947,933	20,463,309
Ashtead Group PLC	2,474,012	49,987,649
Associated British Foods PLC	1,757,736	52,764,212
AstraZeneca PLC	6,230,408	328,745,852

86	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Auto Trader Group PLC[c]	4,867,006	$24,492,733
Aviva PLC	20,007,277	120,041,296
Babcock International Group PLC	1,211,171	13,607,310
BAE Systems PLC	15,657,374	114,645,570
Barclays PLC	83,351,250	230,124,613
Barratt Developments PLC	4,890,759	29,393,200
Berkeley Group Holdings PLC	643,445	22,666,519
BHP Billiton PLC	10,415,836	188,372,436
BP PLC	92,456,580	550,017,599
British American Tobacco PLC	9,184,831	566,158,849
British Land Co. PLC (The)	4,802,533	35,225,266
BT Group PLC	41,639,402	159,176,552
Bunzl PLC	1,645,937	43,258,058
Burberry Group PLC	2,183,203	45,045,699
Capita PLC	3,274,112	20,616,407
Carnival PLC	934,964	49,850,694
Centrica PLC	26,827,219	75,704,256
Cobham PLC	8,396,742	14,324,711
Coca-Cola European Partners PLC	1,069,237	36,919,012
Coca-Cola HBC AG	892,936	20,356,068
Compass Group PLC	8,084,256	143,611,799
Croda International PLC	657,109	27,678,225
DCC PLC	441,237	35,499,958
Diageo PLC	12,411,492	344,074,442
Direct Line Insurance Group PLC	6,801,839	30,378,762
Dixons Carphone PLC	4,790,125	19,037,584
easyJet PLC	790,686	9,450,244
Experian PLC	4,711,845	90,638,738
Fresnillo PLC	1,091,576	19,954,229
G4S PLC	7,585,415	24,354,285
GKN PLC	8,476,095	36,619,421
GlaxoSmithKline PLC	24,007,653	461,517,770
Glencore PLC[b]	60,281,927	247,582,057
Hammerson PLC	3,879,226	26,671,695
Hargreaves Lansdown PLC	1,287,398	21,914,219
Hikma Pharmaceuticals PLC	703,651	16,147,211
HSBC Holdings PLC	97,939,064	833,441,105
IMI PLC	1,351,510	19,825,912
Imperial Brands PLC	4,734,301	218,801,995
Inmarsat PLC	2,224,491	17,015,691
InterContinental Hotels Group PLC	924,431	42,799,401

Security	Shares	Value
Intertek Group PLC	804,156	$34,317,174
Intu Properties PLC	4,726,110	16,071,827
Investec PLC	3,096,987	21,877,843
ITV PLC	17,943,433	45,871,676
J Sainsbury PLC	8,010,706	25,991,869
Johnson Matthey PLC	953,787	39,010,699
Kingfisher PLC	11,099,708	46,948,815
Land Securities Group PLC	3,905,947	48,845,898
Legal & General Group PLC	29,337,991	86,701,928
Lloyds Banking Group PLC	316,851,473	258,831,126
London Stock Exchange Group PLC	1,543,689	61,584,500
Marks & Spencer Group PLC	7,963,112	33,611,718
Mediclinic International PLC	1,812,317	17,898,605
Meggitt PLC	3,802,177	19,990,335
Merlin Entertainments PLC[c]	3,415,972	20,504,023
Mondi PLC	1,802,064	39,698,283
National Grid PLC	18,519,332	216,146,517
Next PLC	696,668	33,569,124
Old Mutual PLC	24,260,790	63,395,262
Pearson PLC	4,050,019	31,540,101
Persimmon PLC	1,506,497	36,560,815
Petrofac Ltd.	1,270,799	14,660,932
Provident Financial PLC	726,599	24,910,169
Prudential PLC	12,690,156	244,591,350
Randgold Resources Ltd.	454,474	38,623,334
Reckitt Benckiser Group PLC	3,134,050	268,278,330
RELX PLC	5,434,424	97,291,251
Rio Tinto PLC	6,108,074	268,268,392
Rolls-Royce Holdings PLC	9,063,599	76,114,486
Royal Bank of Scotland Group PLC[b]	17,347,446	48,407,478
Royal Dutch Shell PLC Class A	21,321,156	576,048,816
Royal Dutch Shell PLC Class B	18,449,297	519,115,615
Royal Mail PLC	4,355,047	22,551,923
RSA Insurance Group PLC	4,973,621	35,885,705
Sage Group PLC (The)	5,322,223	41,045,817
Schroders PLC	661,157	24,405,071
Segro PLC	3,985,524	23,140,487
Severn Trent PLC	1,161,122	33,160,348
Shire PLC	4,430,208	244,097,884
Sky PLC	5,102,905	64,263,878
Smith & Nephew PLC	4,399,195	65,474,671

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Smiths Group PLC	1,974,313	$37,283,104
SSE PLC	4,978,085	93,255,053
St. James’s Place PLC	2,578,323	34,740,988
Standard Chartered PLC[b]	16,165,107	157,431,277
Standard Life PLC	9,708,481	42,224,647
Tate & Lyle PLC	2,279,767	19,231,122
Taylor Wimpey PLC	15,928,577	33,486,426
Tesco PLC[b]	40,243,983	98,527,885
Travis Perkins PLC	1,228,049	22,448,983
TUI AG	2,448,954	35,801,574
Unilever PLC	6,327,949	256,947,614
United Utilities Group PLC	3,403,237	39,262,405
Vodafone Group PLC	131,113,849	320,588,899
Weir Group PLC (The)	1,051,057	26,512,826
Whitbread PLC	897,441	44,316,039
William Hill PLC	4,283,086	13,950,964
Wm Morrison Supermarkets PLC	10,841,715	32,203,965
Wolseley PLC	1,246,196	76,933,905
Worldpay Group PLC[c]	8,795,151	31,635,363
WPP PLC	6,355,903	147,452,977

		11,190,471,412

TOTAL COMMON STOCKS
(Cost: $60,851,513,844)		61,440,814,918

PREFERRED STOCKS — 0.60%

GERMANY — 0.55%
Bayerische Motoren Werke AG	270,118	20,244,415
Fuchs Petrolub SE	356,852	16,309,140
Henkel AG & Co. KGaA	870,267	105,994,094
Porsche Automobil Holding SE	754,800	45,272,044
Schaeffler AG	768,391	12,431,093
Volkswagen AG	913,846	142,114,713

		342,365,499
ITALY — 0.05%
Intesa Sanpaolo SpA	5,639,846	12,433,765
Telecom Italia SpA/Milano	29,485,178	21,078,458

		33,512,223

TOTAL PREFERRED STOCKS
(Cost: $378,253,792)		375,877,722

Security	Shares	Value
RIGHTS — 0.00%

SPAIN — 0.00%
ACS Actividades de Construccion y Servicios SAb	987,080	$443,763

		443,763

TOTAL RIGHTS (Cost: $469,054)		443,763

SHORT-TERM INVESTMENTS — 0.65%

MONEY MARKET FUNDS — 0.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[e,f,g]	372,666,741	372,778,541
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[e,f]	32,391,275	32,391,275

		405,169,816

TOTAL SHORT-TERM INVESTMENTS
(Cost: $405,073,792)		405,169,816

TOTAL INVESTMENTS IN SECURITIES — 100.02%
(Cost: $61,635,310,482)[h]		62,222,306,219
Other Assets, Less Liabilities — (0.02)%		(15,394,508)

NET ASSETS — 100.00%		$62,206,911,711

ADR — American Depositary Receipts

SDR — Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $63,847,379,553. Net unrealized depreciation was $1,625,073,334, of which $8,685,179,537 represented gross unrealized appreciation on securities and $10,310,252,871 represented gross unrealized depreciation on securities.

88	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2017

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of January 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
ASX SPI 200 Index	455	Mar. 2017	Sydney Futures	$47,748,778	$47,969,255	$220,477
Euro STOXX 50	3,716	Mar. 2017	Eurex	128,576,665	129,873,623	1,296,958
FTSE 100 Index	1,034	Mar. 2017	Intercontinental	90,133,079	91,653,219	1,520,140
TOPIX Index	704	Mar. 2017	Osaka Securities	92,329,905	94,867,243	2,537,338

				Net unrealized appreciation		$5,574,913

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$61,437,060,543	$3,754,306	$69	$61,440,814,918
Preferred stocks	375,877,722	—	—	375,877,722
Rights	443,763	—	—	443,763
Money market funds	405,169,816	—	—	405,169,816

Total	$62,218,551,844	$3,754,306	$69	$62,222,306,219

Derivative financial instruments[a]:
Assets:
Futures contracts	$5,574,913	$—	$—	$5,574,913

Total	$5,574,913	$—	$—	$5,574,913

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.25%

AUSTRALIA — 6.58%
Abacus Property Group	952,065	$2,030,956
Aconex Ltd.[a,b]	415,170	951,832
Adelaide Brighton Ltd.	1,749,561	6,800,276
AET&D Holdings No. 1 Pty Ltd.[b]	169,200	1
Ainsworth Game Technology Ltd.[a]	681,858	936,915
ALS Ltd.	1,611,276	7,241,344
Altium Ltd.	446,907	2,737,904
Ansell Ltd.	537,304	9,699,725
APN News & Media Ltd.[b]	850,926	1,640,790
APN Outdoor Group Ltd.	454,671	1,943,270
ARB Corp. Ltd.	237,300	2,920,171
Ardent Leisure Group	1,573,743	2,508,884
Arrium Ltd.[a,b]	18,421,369	140
Asaleo Care Ltd.	1,213,497	1,391,051
Austal Ltd.	1,080,087	1,311,917
Australian Agricultural Co. Ltd.[a,b]	1,993,069	2,216,601
Australian Pharmaceutical Industries Ltd.	1,343,217	1,922,140
Automotive Holdings Group Ltd.	775,824	2,302,860
Aveo Group	1,575,597	3,815,604
AWE Ltd.[b]	2,055,715	905,146
Bapcor Ltd.	802,848	3,339,961
Beach Energy Ltd.	5,151,312	2,932,963
Bega Cheese Ltd.	397,359	1,547,490
Bellamy’s Australia Ltd.[a]	279,358	897,075
Blackmores Ltd.[a]	37,890	3,322,264
BlueScope Steel Ltd.	1,798,734	15,307,352
Breville Group Ltd.	375,585	2,383,647
BT Investment Management Ltd.	567,402	4,027,448
BWP Trust	1,862,676	4,129,027
Cabcharge Australia Ltd.	579,702	1,606,294
carsales.com Ltd.	756,750	5,997,641
Cedar Woods Properties Ltd.	431,460	1,762,180
Charter Hall Group	926,184	3,304,628
Charter Hall Retail REIT	1,261,440	4,050,741
Cleanaway Waste Management Ltd.	5,672,961	4,909,555
Corporate Travel Management Ltd.[a]	205,056	2,705,514
Costa Group Holdings Ltd.	847,716	2,110,823
Cover-More Group Ltd.	1,461,497	2,130,231
Credit Corp. Group Ltd.	230,535	3,066,186

Security	Shares	Value
Cromwell Property Group	4,560,126	$3,375,273
CSR Ltd.	1,702,242	5,698,852
Donaco International Ltd.[a]	3,113,521	850,906
Downer EDI Ltd.	1,353,066	6,368,515
DuluxGroup Ltd.	1,238,106	5,705,241
Eclipx Group Ltd.	671,478	1,906,474
Energy World Corp. Ltd.[a,b]	5,780,533	1,711,433
Estia Health Ltd.[a]	586,282	1,197,254
Evolution Mining Ltd.	4,007,554	6,480,171
Fairfax Media Ltd.	7,871,637	5,079,389
FlexiGroup Ltd./Australia	928,878	1,607,759
G8 Education Ltd.[a]	1,086,237	2,943,881
Galaxy Resources Ltd.[a,b]	3,995,038	1,850,028
Gateway Lifestyle	1,202,223	1,852,715
GDI Property Group	2,645,325	1,998,157
Genworth Mortgage Insurance Australia Ltd.	738,321	1,866,453
GrainCorp Ltd. Class A	690,972	4,988,483
Greencross Ltd.[a]	292,623	1,463,934
GUD Holdings Ltd.	331,956	2,446,962
GWA Group Ltd.	967,890	1,925,107
Iluka Resources Ltd.	1,430,016	8,185,397
Independence Group NL	1,518,120	4,344,852
Infigen Energy[b]	1,936,674	1,470,226
Investa Office Fund	2,279,475	7,787,084
Invocare Ltd.	421,068	4,245,001
IOOF Holdings Ltd.	930,724	6,429,687
IPH Ltd.	365,745	1,366,064
Iress Ltd.	421,068	3,612,087
iSentia Group Ltd.	641,184	1,275,297
Jacana Minerals Ltd.[a]	52,407	—
Japara Healthcare Ltd.	794,205	1,266,133
JB Hi-Fi Ltd.	402,076	8,439,774
Karoon Gas Australia Ltd.[a,b]	1,273,567	1,735,457
Link Administration Holdings Ltd.	772,065	4,495,487
Macquarie Atlas Roads Group	1,451,412	5,531,233
Magellan Financial Group Ltd.	376,200	6,711,416
Mantra Group Ltd.	1,032,759	2,124,691
Mayne Pharma Group Ltd.[a,b]	3,685,408	3,525,199
McMillan Shakespeare Ltd.	268,014	2,132,290
Metcash Ltd.[b]	3,094,053	4,956,073
Mineral Resources Ltd.	355,293	3,314,866
Monadelphous Group Ltd.	320,898	2,531,104
Myer Holdings Ltd.	2,697,746	2,478,072
MYOB Group Ltd.	573,552	1,480,400

90	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Nanosonics Ltd.[b]	555,291	$1,214,061
Navitas Ltd.	836,607	2,813,538
NEXTDC Ltd.[b]	934,413	2,184,827
Nine Entertainment Co. Holdings Ltd.	2,173,749	1,641,950
Northern Star Resources Ltd.	1,960,989	5,671,888
Nufarm Ltd./Australia	636,264	4,332,687
OFX Group Ltd.[a]	915,348	1,160,460
Orocobre Ltd.[b]	464,157	1,486,979
Orora Ltd.	3,695,289	7,995,042
OZ Minerals Ltd.	1,043,838	7,116,016
Pact Group Holdings Ltd.	618,420	3,065,662
Perpetual Ltd.	137,064	4,869,639
Pilbara Minerals Ltd.[b]	3,200,266	1,299,773
Premier Investments Ltd.	315,342	3,088,155
Primary Health Care Ltd.	1,670,904	4,756,749
Programmed Maintenance Services Ltd.	948,567	1,368,199
Qube Holdings Ltd.	2,568,453	4,484,634
RCG Corp. Ltd.[a]	1,358,601	1,407,836
Regis Healthcare Ltd.[a]	425,874	1,412,831
Regis Resources Ltd.	1,573,823	3,799,361
Resolute Mining Ltd.	1,921,032	2,121,901
Retail Food Group Ltd.[a]	509,619	2,491,489
Sandfire Resources NL	625,185	3,122,928
Select Harvests Ltd.	300,203	1,273,956
Seven West Media Ltd.	3,594,483	2,210,288
SG Fleet Group Ltd.	443,361	1,151,095
Shopping Centres Australasia Property Group	2,002,851	3,299,407
Sigma Pharmaceuticals Ltd.	5,286,572	4,836,027
Sims Metal Management Ltd.	544,023	4,621,414
Sirtex Medical Ltd.	197,307	2,153,917
Southern Cross Media Group Ltd.	2,551,224	2,847,039
Spark Infrastructure Group	5,106,214	9,070,733
Spotless Group Holdings Ltd.	3,467,223	2,474,213
St. Barbara Ltd.[b]	1,685,628	2,968,775
Star Entertainment Grp Ltd. (The)	2,540,769	9,200,492
Steadfast Group Ltd.	2,605,317	4,529,222
Super Retail Group Ltd.	498,540	3,686,264
Syrah Resources Ltd.[a,b]	747,069	1,746,783
Tassal Group Ltd.	1,069,677	3,751,648
Technology One Ltd.	756,750	2,958,606

Security	Shares	Value
Ten Network Holdings Ltd.[a,b]	1,439,719	$983,666
TFS Corp. Ltd.[a]	1,322,307	1,576,012
Tox Free Solutions Ltd.[a]	1,005,977	2,023,771
Village Roadshow Ltd.	346,938	1,042,977
Virtus Health Ltd.	426,603	1,654,902
Webjet Ltd.	244,107	2,090,340
Western Areas Ltd.[a,b]	824,998	1,534,428
Westgold Resources Ltd.[b]	739,825	1,114,852
Whitehaven Coal Ltd.[b]	1,277,037	2,753,273
WorleyParsons Ltd.[a,b]	722,917	5,427,655

		429,451,784
AUSTRIA — 0.82%
Austria Technologie & Systemtechnik AGa	66,357	679,113
BUWOG AG	201,180	4,800,529
CA Immobilien Anlagen AG	233,610	4,603,652
Conwert Immobilien Invest SE	97,288	1,705,357
EVN AG	127,602	1,563,780
FACC AGa,b	108,966	715,978
IMMOFINANZ AGa	2,264,760	4,155,900
Kapsch TrafficCom AG	21,625	890,402
Lenzing AG	27,033	3,866,548
Oesterreichische Post AG	94,184	3,408,769
RHI AG	127,224	3,134,108
S IMMO AG	594,331	6,891,811
Schoeller-Bleckmann Oilfield Equipment AG	44,915	3,387,582
UNIQA Insurance Group AG	392,415	3,231,512
Wienerberger AG	435,837	8,412,223
Zumtobel Group AG	131,529	2,208,909

		53,656,173
BELGIUM — 1.96%
Ablynx NVa,b	160,099	2,056,331
Ackermans & van Haaren NV	91,545	12,475,414
Aedifica SA	85,055	6,469,256
AGFA-Gevaert NVb	793,008	3,130,635
Barco NV	64,512	5,607,429
Befimmo SA	78,537	4,309,101
Bekaert SA	122,910	5,326,437
bpost SA	253,254	6,122,482
Cie. d’Entreprises CFE	20,265	2,232,745
Cofinimmo SA	65,253	7,323,391
D’ieteren SA/NV	78,666	3,554,025
Econocom Group SA/NVa	227,077	3,428,268
Elia System Operator SA/NV	117,420	5,858,780

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Euronav NV	395,145	$3,074,640
EVS Broadcast Equipment SA	55,947	1,937,805
Exmar NVa	167,708	1,337,566
Fagron[a,b]	117,396	1,141,829
Galapagos NVa,b	120,535	7,809,219
Gimv NV	66,972	3,738,254
Intervest Offices & Warehouses NV	102,264	2,563,988
Ion Beam Applications	70,662	3,003,032
KBC Ancora[b]	108,810	4,795,949
Kinepolis Group NVa	51,681	2,479,814
Melexis NV	55,332	4,157,109
Nyrstar NVa,b	197,253	1,667,853
Ontex Group NV	218,841	6,626,772
Orange Belgium SAb	113,730	2,567,549
Sofina SA	32,301	4,384,407
Tessenderlo Chemie NVb	133,356	4,954,772
Warehouses De Pauw CVA	40,096	3,639,867

		127,774,719
DENMARK — 1.60%
ALK-Abello A/Sa	31,412	4,632,971
Alm Brand A/S	314,727	2,469,595
Amagerbanken A/Sb	130,550	—
Ambu A/S Class Ba	84,816	3,629,619
Bang & Olufsen A/Sa,b	194,232	2,836,513
Bavarian Nordic A/Sa,b	95,886	3,761,984
D/S Norden A/Sa,b	78,666	1,400,300
Dfds A/S	101,430	4,961,106
FLSmidth & Co. A/S	116,805	5,427,975
GN Store Nord A/S	503,283	11,240,460
IC Group A/S	41,202	856,155
Jyske Bank A/S Registered	208,387	10,719,434
Matas A/S	132,174	1,930,234
NKT Holding A/S	88,999	6,873,633
Per Aarsleff Holding A/S	63,897	1,652,717
Rockwool International A/S Class B	21,489	3,834,533
Royal Unibrew A/S	156,924	5,958,360
Schouw & Co. AB	52,257	3,944,827
SimCorp A/S	162,288	8,315,084
Solar A/S Class B	25,203	1,360,533
Spar Nord Bank A/S	255,335	2,977,511
Sydbank A/S	242,145	8,022,474
Topdanmark A/Sb	235,911	6,211,612
TORM PLC[a]	106,950	1,002,394
Zealand Pharma A/Sa,b	40,703	689,049

		104,709,073

Security	Shares	Value
FINLAND — 1.53%
Amer Sports OYJ	389,739	$10,348,663
Cargotec OYJ Class B	97,731	4,691,548
Caverion Corp.[a]	331,341	2,660,537
Citycon OYJ	963,687	2,397,433
Cramo OYJ	102,057	2,542,254
F-Secure OYJ	350,622	1,227,692
Huhtamaki OYJ	322,107	11,835,437
Kemira OYJ	218,274	2,738,668
Kesko OYJ Class B	194,919	9,868,906
Konecranes OYJ[a]	149,388	5,868,476
Metsa Board OYJ[a]	522,288	3,572,885
Oriola-KD OYJ Class B	399,441	1,895,058
Outokumpu OYJ[b]	884,625	7,911,019
Outotec OYJ[a,b]	555,947	3,163,275
PKC Group OYJ	68,397	1,730,389
Ramirent OYJ	218,841	1,631,860
Sanoma OYJ	243,405	2,214,863
Sponda OYJ	521,928	2,375,769
Stockmann OYJ Abp Class Ba,b	105,771	810,435
Technopolis OYJ	496,044	1,651,111
Tieto OYJ	218,841	6,068,629
Uponor OYJ	228,066	4,128,389
Valmet OYJ	368,820	5,831,282
YIT OYJ	316,572	2,514,578

		99,679,156
FRANCE — 4.15%
AB Science SAa,b	53,487	774,566
Adocia[a,b]	13,940	348,001
Air France-KLM[a,b]	451,434	2,389,074
Albioma SA	134,115	2,290,022
Alten SA	89,169	6,649,182
Altran Technologies SA	589,551	8,731,838
APERAM SA	144,571	6,825,253
Assystem	32,604	1,035,209
Axway Software SA	34,557	1,079,292
Beneteau SA	36,648	451,503
Boiron SA	19,674	1,817,875
Bonduelle SCA	46,935	1,211,764
Bourbon Corp.[a]	126,610	1,524,258
Cellectis SAa,b	77,337	1,364,831
Cie. Plastic Omnium SA	182,548	6,194,581
Coface SAb	302,541	1,955,198
DBV Technologies SAb	60,792	4,144,225
Derichebourg SA	581,616	2,677,634

92	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Elior Group[c]	287,884	$6,440,107
Elis SA	253,869	4,550,199
Esso SA Francaise[b]	19,035	853,290
Etablissements Maurel et Prom[b]	474,771	2,175,481
Euler Hermes Group	42,408	3,830,958
Euronext NVc	177,375	7,854,465
Europcar Groupe SAb,c	288,072	3,050,931
Faiveley Transport SA	27,138	2,938,083
Faurecia	204,081	8,860,612
FFP	25,188	2,196,709
Gaztransport Et Technigaz SAa	78,666	3,247,124
Genfit[a,b]	82,621	1,823,272
Groupe Fnac SAb	51,777	3,357,325
Guerbet[a]	22,719	1,965,913
Haulotte Group SA	170,283	2,769,574
Havas SA	439,208	3,951,954
ID Logistics Group[b]	9,092	1,400,068
Innate Pharma SAa,b	141,369	1,990,691
Interparfums SA	34,692	1,053,515
Ipsen SA	104,553	8,101,415
IPSOS	118,035	3,911,641
Jacquet Metal Service	155,546	3,555,285
Korian SA	129,684	3,713,962
LISI	51,711	1,872,676
Maisons du Monde SAb,c	32,922	929,496
Manitou BF SA	37,560	858,502
Marie Brizard Wine & Spirits SAa,b	92,811	1,677,031
Mercialys SA	183,501	3,595,353
Mersen SA	49,203	1,207,043
Metropole Television SA	159,828	3,142,752
Naturex[b]	27,081	2,525,694
Neopost SA	88,238	2,917,026
Nexans SAb	90,966	5,280,068
Nexity SA	116,807	5,738,568
Oeneo SA	112,224	1,000,564
Orpea	164,164	13,376,870
Parrot SAa,b	71,612	669,433
Pierre & Vacances SAa,b	32,001	1,452,852
Rallye SA	89,208	1,981,166
Rubis SCA	119,958	10,104,035
Sartorius Stedim Biotech	82,368	4,984,846
Sopra Steria Group	46,713	5,419,323
SPIE SA	213,816	4,852,491
Ste Industrielle d’Aviation Latecoere SAb	215,981	1,010,668

Security	Shares	Value
Synergie SA	30,825	$1,273,873
Tarkett SA	57,792	2,246,536
Technicolor SA Registered	1,160,634	4,979,561
Teleperformance	198,537	21,264,940
Television Francaise 1[a]	376,815	4,149,613
Trigano SA	33,798	3,031,617
Ubisoft Entertainment SAb	307,347	10,104,002
Vallourec SAa,b	1,017,186	7,224,423
Vicat SA	49,203	2,991,552
Virbac SAb	12,264	2,261,745
Worldline SA/France[b,c]	47,835	1,291,090

		270,472,289
GERMANY — 5.86%
Aareal Bank AG	168,438	6,507,608
ADLER Real Estate AGa,b	74,352	1,088,371
ADO Properties SAc	131,943	4,719,043
ADVA Optical Networking SEb	152,448	1,274,181
AIXTRON SEb	352,940	1,302,176
Alstria office REIT AGa	330,264	4,127,738
Amadeus Fire AG	21,531	1,698,605
AURELIUS Equity Opportunities SE & Co KGaA	78,666	4,960,588
Aurubis AGa	125,995	7,418,151
BayWa AGa	30,753	1,044,070
Bechtle AG	44,253	4,486,869
Bertrandt AG	21,124	2,105,035
Bijou Brigitte AG	17,397	1,052,289
Bilfinger SEa,b	78,264	3,244,909
Borussia Dortmund GmbH & Co. KGaA	439,527	2,528,884
BRAAS Monier Building Group SA	80,513	2,192,662
CANCOM SEa	56,562	2,651,976
Carl Zeiss Meditec AG Bearer	106,965	3,994,458
CENTROTEC Sustainable AG	67,095	1,158,703
CompuGroup Medical SE	76,821	3,021,945
CTS Eventim AG & Co. KGaA	140,754	4,883,584
Deutsche Euroshop AG	106,350	4,419,728
Deutsche Pfandbriefbank AGc	339,336	3,451,206
DEUTZ AG	417,617	2,769,743
Dialog Semiconductor PLC[a,b]	236,685	10,985,988
Diebold Nixdorf AG	66,381	4,729,684
DMG Mori AGa	188,034	9,077,318
Draegerwerk AG & Co. KGaA	15,339	1,082,303
Drillisch AGa	152,448	7,054,620

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Duerr AG	76,206	$6,590,938
ElringKlinger AGa	96,615	1,711,832
Evotec AGb	314,112	2,389,805
Ferratum OYJ[a]	48,606	892,459
Freenet AG	351,870	10,556,184
Gerresheimer AG	110,040	8,945,181
Gesco AG	59,022	1,458,446
GFT Technologies SEa	49,233	1,028,208
Grammer AG	36,873	2,076,912
Grand City Properties SA	354,711	6,464,966
GRENKE AGa	29,493	4,929,174
Hamborner REIT AG	122,985	1,189,677
Heidelberger Druckmaschinen AGa,b	989,121	2,590,050
Indus Holding AG	54,102	3,085,359
Jenoptik AG	148,134	2,832,765
KION Group AG	202,236	12,304,730
Kloeckner & Co. SEb	333,947	4,352,413
Koenig & Bauer AGb	39,132	2,078,552
Krones AGa	43,638	4,456,110
KWS Saat SEa	7,971	2,501,581
LEG Immobilien AG	204,696	16,073,483
LEONI AGa	103,275	4,137,357
Manz AGa,b	19,029	800,890
MLP AG	376,919	1,947,068
MorphoSys AGa,b	79,896	4,140,177
MTU Aero Engines AG	143,895	17,199,114
Nemetschek SE	53,487	2,732,945
Nordex SEa,b	216,381	4,552,923
NORMA Group SE	95,271	4,242,442
PATRIZIA Immobilien AGa,b	188,130	3,024,268
Pfeiffer Vacuum Technology AGa	35,028	3,800,619
Rational AG	10,419	4,729,122
Rheinmetall AG	127,839	9,786,945
RHOEN-KLINIKUM AG	228,666	6,255,827
RIB Software AGa	132,144	1,689,419
SAF-Holland SA	168,438	2,556,625
Salzgitter AGa	129,069	4,941,950
SGL Carbon SEa,b	181,496	1,577,969
Siltronic AGb	27,333	1,462,760
Sixt SEa	43,023	2,234,548
SLM Solutions Group AGa,b	47,943	1,839,326
SMA Solar Technology AGa	38,718	993,970
Software AG	210,231	7,573,602
STADA Arzneimittel AG	199,152	10,222,045

Security	Shares	Value
STRATEC Biomedical AGa	26,499	$1,394,645
Stroeer SE & Co. KGaA[a]	90,351	4,442,727
Suedzucker AG	244,635	6,458,732
TAG Immobilien AG	347,331	4,688,255
Takkt AG	136,083	3,041,303
TLG Immobilien AG	206,541	3,924,012
Uniper SEb	701,161	9,960,556
Vossloh AGa,b	45,560	2,935,985
VTG AG	23,334	775,425
Wacker Chemie AGa	54,717	6,599,206
Wacker Neuson SE	90,966	1,492,791
Wirecard AGa	399,572	19,349,744
XING AG	15,339	3,000,412
Zeal Network SE	43,125	1,354,813
zooplus AGa,b	19,650	2,795,688

		382,197,465
HONG KONG — 2.42%
Bright Smart Securities & Commodities Group Ltd.	3,744,000	1,288,314
Brightoil Petroleum Holdings Ltd.[a,b]	10,772,512	3,331,984
Cafe de Coral Holdings Ltd.[a]	2,502,000	8,319,202
Champion REIT	12,607,000	6,823,948
China Financial International Investments Ltd.[a,b]	18,720,000	977,092
China LNG Group Ltd.[a,b]	83,100,000	1,788,513
China Strategic Holdings Ltd.[a,b]	63,450,000	1,324,711
Chow Sang Sang Holdings International Ltd.[a]	1,251,000	2,389,352
Citic Telecom International Holdings Ltd.	6,114,000	2,001,400
CK Life Sciences International Holdings Inc.	16,282,000	1,426,893
CSI Properties Ltd.[a]	46,660,000	2,014,486
Dah Sing Banking Group Ltd.	1,990,800	3,899,832
Dah Sing Financial Holdings Ltd.[a]	500,400	3,875,845
Digital Domain Holdings Ltd.[a,b]	18,720,000	1,073,595
Emperor Capital Group Ltd.	14,250,000	1,303,911
Enerchina Holdings Ltd.[a,b]	22,035,000	880,338
Esprit Holdings Ltd.[a,b]	6,462,000	5,055,106
Freeman FinTech Corp. Ltd.[b]	35,480,000	2,171,960
Future World Financial Holdings Ltd.[a,b]	12,456,000	947,121
G-Resources Group Ltd.	91,475,400	1,626,890

94	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
GCL New Energy Holdings Ltd.[a,b]	25,420,000	$1,310,419
Giordano International Ltd.	6,228,000	3,379,134
Global Brands Group Holding Ltd.[b]	14,892,000	1,880,848
Great Eagle Holdings Ltd.	1,251,000	5,699,298
Guotai Junan International Holdings Ltd.	9,189,000	3,031,677
Haitong International Securities Group Ltd.[a]	6,219,000	3,502,488
HKBN Ltd.[a]	3,672,000	4,476,808
Hopewell Holdings Ltd.	1,867,500	6,690,831
Hutchison Telecommunications Hong Kong Holdings Ltd.	8,712,000	2,829,392
Johnson Electric Holdings Ltd.	1,623,750	4,331,758
Kerry Logistics Network Ltd.	2,178,000	2,818,164
Lai Sun Development Co. Ltd.	96,467,665	2,076,218
Landing International Development Ltd.[b]	42,870,000	353,597
Luk Fook Holdings International Ltd.	1,251,000	3,683,988
Man Wah Holdings Ltd.[a]	4,971,600	3,190,804
Mason Financial Holdings Ltd.[a,b]	37,440,000	694,821
Melco International Development Ltd.	3,114,000	4,735,603
NewOcean Energy Holdings Ltd.[a]	4,986,000	1,355,843
Orient Overseas International Ltd.[a]	625,500	3,244,650
Pacific Textiles Holdings Ltd.[a]	2,493,000	2,756,666
Prosperity REIT	7,713,000	3,131,184
Realord Group Holdings Ltd.[a,b]	1,260,000	829,786
Sa Sa International Holdings Ltd.[a]	3,744,000	1,495,795
Shun Tak Holdings Ltd.[a,b]	7,470,000	2,589,689
SITC International Holdings Co. Ltd.[a]	4,666,000	2,916,494
SmarTone Telecommunications Holdings Ltd.	1,557,000	2,147,074
Summit Ascent Holdings Ltd.[a,b]	6,078,000	1,770,287
Television Broadcasts Ltd.	583,100	2,239,412
Texwinca Holdings Ltd.[a]	2,502,000	1,605,799
Town Health International Medical Group Ltd.[a]	14,688,000	2,366,178
Truly International Holdings Ltd.[a]	6,228,000	2,552,410
United Laboratories International Holdings Ltd. (The)[a,b]	2,502,000	1,563,881

Security	Shares	Value
Value Partners Group Ltd.[a]	3,735,000	$3,229,890
VST Holdings Ltd.	5,184,000	1,823,905
VTech Holdings Ltd.	621,900	7,734,327
Xinyi Automobile Glass Hong Kong Enterprises Ltd.[b]	1	—
Xinyi Glass Holdings Ltd.	6,228,000	5,626,538

		158,186,149
IRELAND — 0.94%
C&C Group PLC	1,283,589	5,483,503
Glanbia PLC	608,808	10,296,744
Green REIT PLC	1,234,975	1,735,029
Hibernia REIT PLC	2,585,544	3,400,539
Irish Continental Group PLC	499,155	2,546,142
Kingspan Group PLC	474,591	13,827,530
Origin Enterprises PLC	421,212	2,891,455
Permanent TSB Group Holdings PLC[b]	531,760	1,561,962
Smurfit Kappa Group PLC	735,969	19,406,829

		61,149,733
ISRAEL — 1.45%
Africa Israel Properties Ltd.[b]	84,577	1,568,503
Airport City Ltd.[b]	315,276	3,381,244
Alony Hetz Properties & Investments Ltd.	385,823	3,103,381
Amot Investments Ltd.	406,651	1,716,419
B Communications Ltd.	42,408	817,764
Bayside Land Corp.	3,660	1,347,603
Caesarstone Ltd.[b]	73,140	2,219,799
Cellcom Israel Ltd.[b]	188,697	1,986,653
Clal Insurance Enterprises Holdings Ltd.[a,b]	125,705	1,748,257
CyberArk Software Ltd.[b]	65,742	3,488,271
Delek Automotive Systems Ltd.	155,139	1,424,132
Delek Group Ltd.	6,219	1,341,865
Electra Ltd./Israel	9,993	1,814,498
First International Bank of Israel Ltd.	132,759	1,996,495
Gazit-Globe Ltd.	238,677	2,232,172
Harel Insurance Investments & Financial Services Ltd.	448,752	2,251,503
IDI Insurance Co. Ltd.	28,920	1,424,120
Israel Discount Bank Ltd. Class Ab	3,271,716	6,800,514
Ituran Location and Control Ltd.	126,783	3,492,872
Jerusalem Oil Exploration[b]	78,040	3,403,751

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Kenon Holdings Ltd./Singapore[b]	87,892	$1,125,540
Kornit Digital Ltd.[b]	89,760	1,490,016
Matrix IT Ltd.[a]	286,658	2,304,983
Mazor Robotics Ltd.[b]	67,707	761,726
Melisron Ltd.	86,248	3,951,805
Menora Mivtachim Holdings Ltd.[b]	154,380	1,433,558
Naphtha Israel Petroleum Corp. Ltd.[b]	382,934	2,551,535
Neuroderm Ltd.[b]	40,148	965,559
Norstar Holdings Inc.	77,496	1,342,551
Oil Refineries Ltd.	3,075,603	1,082,625
Orbotech Ltd.[b]	101,250	3,532,613
Partner Communications Co. Ltd.[b]	325,182	1,906,894
Paz Oil Co. Ltd.	19,121	2,962,308
Phoenix Holdings Ltd. (The)[b]	412,020	1,511,579
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	59,220	2,408,416
Sapiens International Corp. NV	114,453	1,522,799
Shikun & Binui Ltd.[a]	557,904	1,155,203
Shufersal Ltd.	505,821	1,941,644
SodaStream International Ltd.[b]	51,561	2,268,168
Strauss Group Ltd.	123,027	1,979,797
Tower Semiconductor Ltd.[b]	212,225	4,538,029
Wix.com Ltd.[b]	76,017	3,994,693

		94,291,857
ITALY — 3.78%
A2A SpA	4,561,455	6,083,084
ACEA SpA	142,002	1,738,720
Amplifon SpA	205,992	2,083,682
Anima Holding SpA[c]	921,342	5,486,277
Ansaldo STS SpA	392,084	4,957,586
Astaldi SpA[a]	165,477	1,076,563
Autogrill SpA	547,098	4,806,854
Azimut Holding SpA	330,385	5,926,982
Banca Carige SpA[a,b]	2,414,943	973,988
Banca Generali SpA	213,306	5,437,963
Banca IFIS SpA	74,976	2,033,767
Banca Mediolanum SpA	846,486	6,476,767
Banca Monte dei Paschi di Siena SpA[a,b]	148,544	2,320,257
Banca Popolare di Sondrio SCPA	1,555,954	5,512,022
Banco BPM SpA	4,712,129	13,393,009
Beni Stabili SpA SIIQ	5,094,674	2,868,530

Security	Shares	Value
Biesse SpA	51,642	$1,062,613
Brembo SpA	87,891	5,632,541
Buzzi Unicem SpA	331,341	8,164,231
Cairo Communication SpA[a]	259,956	1,005,745
Cerved Information Solutions SpA	579,087	4,728,066
CIR-Compagnie Industriali Riunite SpA	3,191,169	3,690,106
Credito Emiliano SpA	139,524	904,702
Danieli & C Officine Meccaniche SpA RSP	218,227	3,490,402
Datalogic SpA	59,637	1,222,611
Davide Campari-Milano SpA	1,127,380	11,306,379
De’ Longhi SpA	183,162	4,566,550
DiaSorin SpA	87,891	5,247,856
Ei Towers SpA[b]	43,638	2,416,929
Enav SpA[b,c]	859,451	3,009,341
ERG SpA	181,490	2,014,320
Esprinet SpA	97,773	723,794
Fincantieri SpA[a,b]	1,577,442	937,608
FinecoBank Banca Fineco SpA	979,348	5,810,515
Geox SpA[a]	308,217	665,181
Gruppo Editoriale L’Espresso SpA[b]	1,214,572	1,029,725
Hera SpA	2,692,023	6,278,204
Industria Macchine Automatiche SpA	36,258	2,403,940
Infrastrutture Wireless Italiane SpA[c]	556,461	2,644,814
Interpump Group SpA	255,099	4,794,172
Iren SpA	1,417,614	2,304,152
Italgas SpA[b]	1,417,187	5,391,071
Italmobiliare SpA	21,494	1,066,888
Juventus Football Club SpA[b]	6,944,286	2,336,210
La Doria SpA	77,221	696,830
Maire Tecnimont SpA	512,079	1,438,850
MARR SpA[a]	259,990	5,051,863
Mediaset SpA[a]	2,406,120	10,286,765
Moncler SpA	400,809	7,710,148
OVS SpA[c]	369,141	2,060,477
Piaggio & C SpA[a]	530,226	880,152
RAI Way SpA[c]	300,567	1,195,348
Recordati SpA	407,991	11,600,499
Reply SpA	33,931	4,363,639
Safilo Group SpA[a,b]	110,289	818,235

96	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Salini Impregilo SpA	671,898	$2,092,679
Salvatore Ferragamo SpA[a]	166,593	4,401,907
Saras SpA[a]	712,162	1,099,806
Societa Cattolica di Assicurazioni Scrl	499,770	3,124,487
Tod’s SpA	44,869	3,236,703
Unione di Banche Italiane SpA[a]	2,500,560	8,679,966
Unipol Gruppo Finanziario SpA	2,048,839	7,563,641
Yoox Net-A-Porter Group SpA[a,b]	180,702	4,516,935

		246,843,647
JAPAN — 31.42%
77 Bank Ltd. (The)	1,251,000	5,834,111
Achilles Corp.	125,100	1,859,137
Activia Properties Inc.	1,872	9,179,161
Adastria Co. Ltd.	153,880	4,141,740
ADEKA Corp.	311,400	4,553,093
Advance Residence Investment Corp.	4,356	11,527,003
Advantest Corp.	497,700	9,332,842
Adways Inc.[a]	187,200	824,794
Aeon Delight Co. Ltd.	63,000	1,815,989
AEON REIT Investment Corp.	3,735	4,080,879
Ai Holdings Corp.	187,200	3,611,800
Aica Kogyo Co. Ltd.	187,200	4,900,541
Aida Engineering Ltd.	249,300	2,466,979
Aiful Corp.[a,b]	1,041,900	3,156,011
Ain Holdings Inc.	63,000	4,633,711
Akebono Brake Industry Co. Ltd.[a,b]	528,100	1,421,402
Alpine Electronics Inc.	187,200	2,740,445
Amano Corp.	187,200	3,596,834
Anicom Holdings Inc.[a]	63,000	1,289,940
Anritsu Corp.	497,700	3,448,421
Aoyama Trading Co. Ltd.	187,200	6,618,308
Arcs Co. Ltd.	125,100	2,827,043
Ardepro Co. Ltd.[a]	905,600	1,134,262
Ariake Japan Co. Ltd.	63,000	3,346,569
Asahi Diamond Industrial Co. Ltd.	249,300	1,873,487
Asahi Holdings Inc.	63,000	1,254,124
Asahi Intecc Co. Ltd.	187,200	7,649,300
Asatsu-DK Inc.	125,100	3,323,776
ASKA Pharmaceutical Co. Ltd.	125,100	1,878,028
ASKUL Corp.[a]	63,000	2,056,629
Autobacs Seven Co. Ltd.	249,300	3,875,416

Security	Shares	Value
Avex Group Holdings Inc.	125,100	$1,888,029
Awa Bank Ltd. (The)	1,251,000	7,834,377
Azbil Corp.	311,400	9,418,761
Bank of Iwate Ltd. (The)	63,000	2,532,312
Bank of Nagoya Ltd. (The)	125,100	4,539,494
Benefit One Inc.	125,100	3,193,759
BIC Camera Inc.	311,400	2,918,294
Broadleaf Co. Ltd.	249,300	1,554,596
Bunka Shutter Co. Ltd.	249,300	2,017,431
Calsonic Kansei Corp.	630,000	10,067,688
Canon Marketing Japan Inc.	187,200	3,585,194
Capcom Co. Ltd.	249,300	5,297,141
Central Glass Co. Ltd.	630,000	3,033,178
Chiyoda Corp.	630,000	4,258,761
Ci:z Holdings Co. Ltd.	125,100	3,617,149
Citizen Watch Co. Ltd.	797,100	4,984,752
CKD Corp.	249,300	3,346,145
Clarion Co. Ltd.	630,000	2,384,011
Coca-Cola East Japan Co. Ltd.	187,200	4,089,050
Coca-Cola West Co. Ltd.	249,300	7,252,565
Colowide Co. Ltd.[a]	249,300	4,194,308
Comforia Residential REIT Inc.	2,493	5,585,029
COMSYS Holdings Corp.	373,500	6,887,728
COOKPAD Inc.[a,b]	187,200	1,674,532
Cosmo Energy Holdings Co. Ltd.	249,300	4,329,394
Cosmos Pharmaceutical Corp.	18,000	3,330,580
CyberAgent Inc.	373,500	9,286,489
Daido Steel Co. Ltd.	1,011,000	4,607,089
Daifuku Co. Ltd.	311,400	6,909,857
Daihen Corp.	630,000	4,068,488
Daiichikosho Co. Ltd.	125,100	4,983,997
Daikokutenbussan Co. Ltd.	64,100	2,983,646
Daikyo Inc.	1,251,000	2,578,121
Daio Paper Corp.[a]	311,400	3,507,486
Daiseki Co. Ltd.	125,100	2,504,778
Daishi Bank Ltd. (The)	1,872,000	8,297,828
Daiwa Office Investment Corp.	1,251	6,600,879
Daiwabo Holdings Co. Ltd.	1,251,000	3,100,413
DCM Holdings Co. Ltd.	311,400	2,802,116
Denka Co. Ltd.	1,251,000	6,178,601
Descente Ltd.	187,200	2,135,153
Dexerials Corp.[b]	187,200	2,065,311
DIC Corp.	249,300	7,772,978
Digital Garage Inc.	162,200	2,996,900
Dip Corp.	125,100	2,564,786

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Disco Corp.	125,100	$16,046,582
DMG Mori Co. Ltd.	373,500	5,135,936
Dowa Holdings Co. Ltd.	630,000	5,378,015
Duskin Co. Ltd.	249,300	5,461,015
Ebara Corp.	249,300	7,728,688
EDION Corp.[a]	373,500	3,593,165
Euglena Co. Ltd.[a,b]	187,200	1,960,549
Exedy Corp.	187,200	5,088,448
Ezaki Glico Co. Ltd.	131,400	6,022,865
F@N Communications Inc.	187,200	1,222,225
Fancl Corp.	125,100	1,731,342
Financial Products Group Co. Ltd.[a]	249,300	2,241,098
FP Corp.	63,000	3,010,793
Frontier Real Estate Investment Corp.	1,251	5,711,872
Fudo Tetra Corp.	1,103,400	2,028,903
Fuji Machine Manufacturing Co. Ltd.	311,400	3,925,175
Fuji Oil Holdings Inc.	249,300	5,004,823
Fuji Seal International Inc.	126,000	2,686,209
Fuji Soft Inc.	125,100	3,083,744
Fujibo Holdings Inc.	63,000	1,880,346
Fujikura Ltd.	1,242,900	7,905,098
Fujimi Inc.	63,000	1,387,875
Fujitec Co. Ltd.	187,200	2,209,983
Fukuoka REIT Corp.	2,493	4,012,717
Funai Electric Co. Ltd.	125,100	1,009,023
Funai Soken Holdings Inc.	133,840	2,081,757
Furukawa Co. Ltd.	1,251,000	2,455,883
Furukawa Electric Co. Ltd.	249,300	8,492,698
Futaba Industrial Co. Ltd.	465,800	2,772,250
Fuyo General Lease Co. Ltd.	63,000	3,145,103
Geo Holdings Corp.	125,100	1,450,193
Global One Real Estate Investment Corp.	1,251	4,745,077
Glory Ltd.	249,300	7,817,268
GLP J-REIT	7,461	8,595,973
GMO Internet Inc.	249,300	3,629,604
GMO Payment Gateway Inc.[a]	63,000	3,145,103
Gree Inc.	373,500	2,017,215
GS Yuasa Corp.	1,251,000	5,200,693
GungHo Online Entertainment Inc.[b]	1,242,800	2,704,739
Gunma Bank Ltd. (The)	620,800	3,407,989

Security	Shares	Value
Gunze Ltd.	630,000	$2,176,949
Gurunavi Inc.	125,100	2,767,035
H2O Retailing Corp.	311,400	5,181,010
Hanwa Co. Ltd.	1,251,000	8,567,808
Harmonic Drive Systems Inc.[a]	125,100	3,783,837
Haseko Corp.	932,400	10,319,968
Hazama Ando Corp.	621,900	4,353,162
Heiwa Corp.	125,100	3,027,070
Heiwa Real Estate Co. Ltd.	249,300	3,481,231
Heiwa Real Estate REIT Inc.	3,114	2,395,491
HIS Co. Ltd.[a]	187,200	5,005,303
Hitachi Capital Corp.	187,200	4,830,700
Hitachi Kokusai Electric Inc.	187,200	4,217,093
Hitachi Zosen Corp.	611,400	3,226,041
Hogy Medical Co. Ltd.	125,100	7,667,688
Hokkaido Electric Power Co. Inc.	621,900	4,518,891
Hokkoku Bank Ltd. (The)	1,872,000	7,167,062
Hokuetsu Kishu Paper Co. Ltd.	497,700	3,028,421
Hokuhoku Financial Group Inc.	373,500	6,436,509
HORIBA Ltd.	125,100	6,600,879
Hoshino Resorts REIT Inc.	412	2,206,849
Hosiden Corp.	311,400	2,417,620
House Foods Group Inc.	249,300	5,365,791
Hulic Reit Inc.	3,114	5,421,666
Hyakugo Bank Ltd. (The)	1,251,000	5,167,355
Hyakujushi Bank Ltd. (The)	1,872,000	6,252,472
Ibiden Co. Ltd.	311,400	4,453,511
IBJ Leasing Co. Ltd.	125,100	2,750,366
Ichigo Inc.	857,400	2,795,166
Ichigo Office REIT Investment	4,356	2,917,543
IDOM Inc.[a]	249,300	1,636,533
Iino Kaiun Kaisha Ltd.	526,900	2,167,042
Inabata & Co. Ltd.	249,300	2,854,521
Industrial & Infrastructure Fund Investment Corp.[a]	1,251	5,856,336
Ines Corp.	187,200	1,917,314
Infomart Corp.[a]	374,400	2,108,546
Internet Initiative Japan Inc.	125,100	2,019,158
Invesco Office J-Reit Inc.	2,493	2,199,022
Invincible Investment Corp.	10,566	5,011,987
Iriso Electronics Co. Ltd.	63,000	3,536,842
Iseki & Co. Ltd.[a]	1,251,000	2,489,221
Ishihara Sangyo Kaisha Ltd.[b]	311,400	2,553,162
Ito EN Ltd.	187,200	6,235,843
Itochu Techno-Solutions Corp.	125,100	3,372,672

98	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Itoham Yonekyu Holdings Inc.[b]	311,400	$2,763,390
Itoki Corp.	249,300	1,609,959
Iwatani Corp.	630,000	3,525,650
Iyo Bank Ltd. (The)	557,900	3,761,458
Izumi Co. Ltd.	187,200	7,965,250
J Trust Co. Ltd.	249,300	2,699,504
Jaccs Co. Ltd.	630,000	2,859,694
Jafco Co. Ltd.	125,100	4,245,010
Japan Communications Inc.[a,b]	726,700	1,103,848
Japan Display Inc.[a,b]	1,472,400	4,015,339
Japan Excellent Inc.	4,977	6,238,105
Japan Hotel REIT Investment Corp.	11,187	7,880,338
Japan Lifeline Co. Ltd.	125,100	2,344,757
Japan Logistics Fund Inc.	3,735	7,902,971
Japan Petroleum Exploration Co. Ltd.	125,100	2,820,376
Japan Rental Housing Investments Inc.	5,598	4,107,438
Japan Securities Finance Co. Ltd.	734,400	3,959,856
Japan Steel Works Ltd. (The)	249,300	4,703,648
Jin Co. Ltd.[a]	63,000	3,206,662
Juroku Bank Ltd. (The)	1,872,000	6,518,534
JVC Kenwood Corp.	611,480	1,662,118
K’s Holdings Corp.	311,420	5,635,021
kabu.com Securities Co. Ltd.	857,400	2,939,875
Kadokawa Dwango[b]	191,267	2,964,787
Kagome Co. Ltd.	373,500	9,641,492
Kaken Pharmaceutical Co. Ltd.	103,200	5,243,651
Kanamoto Co. Ltd.	63,000	1,648,101
Kanematsu Corp.	1,251,000	2,211,406
Kawasaki Kisen Kaisha Ltd.[a]	3,114,000	7,606,929
Keihin Corp.	125,100	2,221,407
Keiyo Bank Ltd. (The)	1,872,000	8,647,035
Kenedix Inc.	857,400	3,221,676
Kenedix Office Investment Corp.	1,251	7,400,986
Kenedix Residential Investment Corp.	1,251	3,483,797
Kenedix Retail REIT Corp.	1,872	4,524,728
Kewpie Corp.	373,500	9,349,527
Kinden Corp.	621,900	7,921,871
Kintetsu World Express Inc.	125,100	1,733,564
Kitz Corp.	611,400	3,741,991
Kiyo Bank Ltd. (The)	373,500	5,968,701

Security	Shares	Value
Koa Corp.	249,300	$2,932,029
Kobayashi Pharmaceutical Co. Ltd.	310,500	13,873,551
Kokuyo Co. Ltd.	311,400	3,856,021
Komeri Co. Ltd.	187,200	4,424,954
Komori Corp.	187,200	2,580,807
Konishi Co. Ltd.	125,100	1,452,416
Kumagai Gumi Co. Ltd.	1,251,000	3,600,480
KYB Corp.	630,000	3,083,544
Kyodo Printing Co. Ltd.	652,000	2,316,678
KYORIN Holdings Inc.	187,200	4,100,690
Kyowa Exeo Corp.	311,400	4,622,247
Kyudenko Corp.	125,100	3,406,009
Laox Co. Ltd.[a,b]	187,200	1,162,361
LaSalle Logiport REIT	3,114	2,976,384
Leopalace21 Corp.	808,200	4,652,131
Lintec Corp.	125,100	2,805,929
Macnica Fuji Electronics Holdings Inc.	140,750	1,989,192
Maeda Corp.	630,000	5,506,729
Maeda Kosen Co. Ltd.[a]	125,100	1,442,414
Maeda Road Construction Co. Ltd.	141,000	2,443,624
Makino Milling Machine Co. Ltd.	630,000	5,551,499
Maruha Nichiro Corp.	248,400	6,884,370
Marusan Securities Co. Ltd.	373,500	3,171,805
Marvelous Inc.[a]	125,100	940,125
Matsui Securities Co. Ltd.	373,500	3,214,937
Matsumotokiyoshi Holdings Co. Ltd.	125,100	6,234,164
Matsuya Co. Ltd.[a]	187,200	1,622,982
MCUBS MidCity Investment Corp.	1,872	5,969,780
MEGMILK SNOW BRAND Co. Ltd.	187,200	4,925,484
Meidensha Corp.	630,000	2,154,564
Meitec Corp.	187,200	7,058,974
Micronics Japan Co. Ltd.	125,100	1,237,943
Ministop Co. Ltd.	125,100	2,254,745
Mirait Holdings Corp.	249,300	2,280,959
Misawa Homes Co. Ltd.	187,200	1,777,631
Mitsuba Corp.	125,100	2,183,624
Mitsubishi Steel Manufacturing Co. Ltd.	1,872,000	4,290,260
Mitsui Engineering & Shipbuilding Co. Ltd.	2,493,000	4,052,578

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Mitsui Mining & Smelting Co. Ltd.	2,493,000	$7,020,040
Miura Co. Ltd.	311,400	4,956,951
Mizuno Corp.	1,251,000	6,478,641
Modec Inc.	63,000	1,056,016
Monex Group Inc.	734,470	1,950,758
MonotaRO Co. Ltd.[a]	249,300	6,563,848
Mori Hills REIT Investment Corp.	4,977	6,786,316
MORI TRUST Sogo REIT Inc.	3,735	6,011,832
Morinaga & Co. Ltd./Japan	125,100	5,422,945
Morinaga Milk Industry Co. Ltd.	630,000	4,348,301
MOS Food Services Inc.	125,100	3,700,493
Musashino Bank Ltd. (The)	187,200	5,570,686
Nachi-Fujikoshi Corp.	630,000	3,100,333
Nagase & Co. Ltd.	435,600	5,993,732
Nakanishi Inc.	63,000	2,442,771
Namura Shipbuilding Co. Ltd.	249,300	1,669,751
Nankai Electric Railway Co. Ltd.	1,872,000	9,295,563
NanoCarrier Co. Ltd.[a,b]	125,100	903,454
Nanto Bank Ltd. (The)	125,100	5,056,229
NET One Systems Co. Ltd.	395,000	2,705,263
Next Co. Ltd.[a]	187,200	1,268,786
NHK Spring Co. Ltd.	658,000	6,651,601
Nichi-Iko Pharmaceutical Co. Ltd.[a]	187,200	2,735,456
Nichicon Corp.	311,400	2,943,190
Nichiha Corp.	125,100	3,218,207
Nichirei Corp.	435,600	8,884,189
Nifco Inc./Japan	187,200	9,478,481
Nihon Kohden Corp.	311,400	7,139,448
Nihon M&A Center Inc.	249,300	7,274,710
Nihon Nohyaku Co. Ltd.	303,900	1,660,213
Nihon Parkerizing Co. Ltd.	497,700	6,114,316
Nihon Unisys Ltd.	249,300	3,230,990
Nikkiso Co. Ltd.	311,400	2,898,931
Nikkon Holdings Co. Ltd.	373,500	7,770,260
Nippo Corp.	132,000	2,501,053
Nippon Accommodations Fund Inc.	1,251	5,528,514
Nippon Gas Co. Ltd.	125,100	3,594,923
Nippon Kayaku Co. Ltd.	630,000	8,265,690
Nippon Light Metal Holdings Co. Ltd.	2,087,400	5,117,676
Nippon Paper Industries Co. Ltd.	311,400	5,723,177
Nippon Parking Development Co. Ltd.	965,500	1,312,205

Security	Shares	Value
NIPPON REIT Investment Corp.	1,251	$3,167,089
Nippon Seiki Co. Ltd.	213,000	4,605,303
Nippon Sharyo Ltd.[a,b]	1,251,000	3,067,075
Nippon Sheet Glass Co. Ltd.[b]	311,400	2,572,525
Nippon Shinyaku Co. Ltd.	140,200	7,273,089
Nippon Shokubai Co. Ltd.	125,100	8,656,709
Nippon Soda Co. Ltd.	630,000	3,077,948
Nippon Steel & Sumikin Bussan Corp.	63,000	2,605,063
Nippon Suisan Kaisha Ltd.	918,900	4,538,382
Nipro Corp.	373,500	4,193,684
Nishi-Nippon Financial Holdings Inc.[b]	497,700	5,247,789
Nishi-Nippon Railroad Co. Ltd.	1,251,000	5,556,296
Nishimatsu Construction Co. Ltd.	630,000	3,161,892
Nishimatsuya Chain Co. Ltd.	311,400	3,894,748
Nishio Rent All Co. Ltd.	125,100	3,583,811
Nissan Shatai Co. Ltd.	311,400	2,962,553
Nissha Printing Co. Ltd.[a]	125,100	3,444,903
Nisshin OilliO Group Ltd. (The)	1,251,000	5,923,011
Nisshin Steel Co. Ltd.	311,400	4,232,219
Nisshinbo Holdings Inc.	435,600	4,167,366
Nissin Electric Co. Ltd.	187,200	2,249,892
Nitto Boseki Co. Ltd.	1,251,000	5,034,004
Nitto Kogyo Corp.	125,100	1,713,562
Noevir Holdings Co. Ltd.	63,000	2,204,930
NOF Corp.	630,000	6,625,983
Nojima Corp.	125,100	1,381,295
Nomura Co. Ltd.	187,200	3,264,256
North Pacific Bank Ltd.	1,508,200	6,095,767
NSD Co. Ltd.	397,140	6,208,895
NTN Corp.	1,872,000	7,965,250
Obara Group Inc.	63,000	2,971,619
Ogaki Kyoritsu Bank Ltd. (The)	1,872,000	7,266,835
Okasan Securities Group Inc.	630,000	4,141,239
Oki Electric Industry Co. Ltd.	249,300	3,603,030
Okinawa Electric Power Co. Inc. (The)	212,400	4,924,397
OKUMA Corp.	630,000	6,586,809
Okumura Corp.	630,000	3,827,848
OncoTherapy Science Inc.[a,b]	478,500	1,126,382
Open House Co. Ltd.	125,100	2,935,947
Orient Corp.[a,b]	1,410,900	2,594,326
Orix JREIT Inc.	7,461	12,241,143
OSG Corp.[a]	311,400	6,475,571

100	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
OSJB Holdings Corp.	725,500	$1,578,925
Pacific Metals Co. Ltd.[a,b]	630,000	1,997,868
Paramount Bed Holdings Co. Ltd.	63,000	2,540,706
Penta-Ocean Construction Co. Ltd.	1,041,900	5,108,850
PeptiDream Inc.[a,b]	125,100	6,223,051
Pigeon Corp.	373,500	10,152,432
Pilot Corp.	125,100	5,095,123
Pioneer Corp.[b]	1,138,300	2,507,647
Premier Investment Corp.	4,977	5,813,684
Press Kogyo Co. Ltd.	611,400	2,786,127
Prima Meat Packers Ltd.	630,000	2,467,955
Proto Corp.[a]	191,300	2,373,938
Qol Co. Ltd.	125,100	1,632,440
Raito Kogyo Co. Ltd.	187,200	1,970,526
Relia Inc.	187,200	1,955,560
Relo Group Inc.	29,000	4,271,108
Rengo Co. Ltd.	621,900	3,806,255
Resorttrust Inc.	311,400	5,759,137
Ricoh Leasing Co. Ltd.	63,000	1,919,520
Ringer Hut Co. Ltd.	187,200	3,921,098
Riso Kagaku Corp.	125,100	2,238,076
Rohto Pharmaceutical Co. Ltd.	311,400	5,407,835
Round One Corp.	373,500	2,697,362
Ryobi Ltd.	630,000	2,887,675
Ryosan Co. Ltd.	125,100	3,900,520
S Foods Inc.[a]	85,500	2,327,848
Sac’s Bar Holdings Inc.[a]	125,100	1,363,515
Saizeriya Co. Ltd.	187,200	4,341,809
Sakata Seed Corp.	63,000	1,810,393
San-in Godo Bank Ltd. (The)	684,000	5,741,772
Sangetsu Corp.	187,200	3,327,446
Sanken Electric Co. Ltd.[b]	630,000	2,977,215
Sanki Engineering Co. Ltd.	249,300	2,134,801
Sankyo Tateyama Inc.	63,000	945,769
Sankyu Inc.	1,251,000	7,934,390
Sanwa Holdings Corp.	808,200	7,545,354
Sanyo Special Steel Co. Ltd.	630,000	3,352,165
Sapporo Holdings Ltd.	249,300	6,506,270
Sato Holdings Corp.	63,000	1,358,215
Sawai Pharmaceutical Co. Ltd.	125,100	6,578,654
SCREEN Holdings Co. Ltd.	125,100	7,856,602
SCSK Corp.	187,280	7,061,991
Seikagaku Corp.	125,100	1,846,913
Seiko Holdings Corp.	630,000	2,294,470

Security	Shares	Value
Seino Holdings Co. Ltd.	497,700	$5,769,474
Seiren Co. Ltd.	187,200	2,326,385
Sekisui House SI Residential Investment Corp.	3,114	3,499,187
Senshu Ikeda Holdings Inc.	893,580	4,127,574
Septeni Holdings Co. Ltd.[a]	621,900	2,016,376
Seria Co. Ltd.	63,000	4,292,338
Shibuya Corp.	63,000	1,273,711
Shiga Bank Ltd. (The)	1,251,000	7,056,496
Shikoku Electric Power Co. Inc.[b]	435,600	4,206,060
Shima Seiki Manufacturing Ltd.	125,100	4,333,911
Shimachu Co. Ltd.	249,300	6,118,729
Shinko Electric Industries Co. Ltd.	242,400	1,849,626
Shinko Plantech Co. Ltd.	311,400	2,237,820
Shinmaywa Industries Ltd.	228,000	2,142,785
Ship Healthcare Holdings Inc.	125,100	3,328,221
SHO-BOND Holdings Co. Ltd.	63,000	2,683,411
Showa Corp.	249,300	1,720,685
Showa Denko KK	435,600	7,185,514
Sinanen Holdings Co. Ltd.	125,100	2,448,104
SKY Perfect JSAT Holdings Inc.	832,400	3,756,244
Skylark Co. Ltd.	335,200	4,552,705
SMS Co. Ltd.[a]	125,100	3,007,067
Sodick Co. Ltd.	187,200	1,641,274
Sojitz Corp.	3,687,300	9,531,462
Sosei Group Corp.[a,b]	63,000	7,325,516
Sotetsu Holdings Inc.	1,872,000	9,495,110
SPARX Group Co. Ltd.	540,000	1,084,077
Square Enix Holdings Co. Ltd.	311,400	8,934,684
Star Micronics Co. Ltd.	249,300	3,797,908
Sugi Holdings Co. Ltd.	125,100	5,834,111
Sumco Corp.	621,900	9,783,566
Sumitomo Bakelite Co. Ltd.	1,251,000	7,423,211
Sumitomo Forestry Co. Ltd.	497,700	6,857,053
Sumitomo Mitsui Construction Co. Ltd.	2,457,300	2,619,374
Sumitomo Osaka Cement Co. Ltd.	1,251,000	5,056,229
Sumitomo Warehouse Co. Ltd. (The)	630,000	3,402,532
Tadano Ltd.	497,700	6,140,842
Taikisha Ltd.	63,000	1,561,919
Taiyo Yuden Co. Ltd.	373,500	4,581,865
Takara Bio Inc.[a]	187,200	2,663,952

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Takara Holdings Inc.	621,900	$5,960,738
Takara Leben Co. Ltd.[a]	373,500	2,096,842
Takasago Thermal Engineering Co. Ltd.	187,200	2,565,841
Takata Corp.[a,b]	303,900	1,444,251
Takeuchi Manufacturing Co. Ltd.	125,100	2,687,025
TechnoPro Holdings Inc.	125,100	4,328,354
Teikoku Sen-I Co. Ltd.	63,000	852,312
Tekken Corp.[a]	630,000	1,846,769
Temp Holdings Co. Ltd.	435,600	7,568,586
TIS Inc.	311,400	7,073,061
Toagosei Co. Ltd.	740,600	7,960,258
TOC Co. Ltd.	497,700	3,948,000
Toda Corp.	1,251,000	6,889,807
Toho Bank Ltd. (The)	630,000	2,378,414
Toho Holdings Co. Ltd.	187,200	4,037,500
Toho Titanium Co. Ltd.[a]	187,200	1,499,928
Toho Zinc Co. Ltd.	621,000	2,719,547
Tokai Carbon Co. Ltd.	1,251,000	4,511,712
Tokai Rika Co. Ltd.	187,200	3,744,831
Tokai Tokyo Financial Holdings Inc.	734,400	4,103,376
Tokuyama Corp.[a,b]	1,251,000	5,622,971
Tokyo Broadcasting System Holdings Inc.	125,100	2,159,177
Tokyo Century Corp.	187,200	6,393,817
Tokyo Dome Corp.	311,400	2,962,553
Tokyo Ohka Kogyo Co. Ltd.	125,100	4,489,487
Tokyo Seimitsu Co. Ltd.	187,200	6,152,698
Tokyo Steel Manufacturing Co. Ltd.	373,500	3,380,826
Tokyo TY Financial Group Inc.	79,644	2,780,377
Tokyotokeiba Co. Ltd.	630,000	1,471,819
Tokyu Construction Co. Ltd.	311,440	2,456,662
TOKYU REIT Inc.	4,356	5,432,666
TOMONY Holdings Inc.	918,900	4,922,023
Tomy Co. Ltd.	311,400	3,322,153
Topcon Corp.	311,400	4,802,047
Topre Corp.	187,200	4,782,476
Toridoll Holdings Corp.	125,100	2,738,143
Toshiba Machine Co. Ltd.	630,000	2,753,364
Toshiba Plant Systems & Services Corp.	125,100	1,890,252
Tosoh Corp.	1,872,000	14,217,722
Totetsu Kogyo Co. Ltd.	125,100	3,694,937
Toyo Construction Co. Ltd.	465,800	1,688,176

Security	Shares	Value
Toyo Corp./Chuo-ku	125,100	$1,090,145
Toyo Ink SC Holdings Co. Ltd.	630,000	3,089,141
Toyo Kanetsu KK	630,000	1,874,750
Toyo Tire & Rubber Co. Ltd.	311,400	3,795,166
Toyobo Co. Ltd.	3,114,000	5,062,065
Toyota Boshoku Corp.	187,200	4,165,543
TPR Co. Ltd.	187,200	5,362,825
Trusco Nakayama Corp.	126,000	2,872,005
TS Tech Co. Ltd.	187,200	4,800,767
TSI Holdings Co. Ltd.	373,500	2,680,773
Tsubakimoto Chain Co.	630,000	5,070,220
Tsukuba Bank Ltd.	957,000	2,915,843
Tsukui Corp.	249,300	1,687,467
Tsumura & Co.	187,200	5,437,655
UACJ Corp.	630,944	1,989,652
Ube Industries Ltd.	3,114,000	7,523,944
ULVAC Inc.	187,200	6,659,880
Unipres Corp.	125,100	2,644,797
United Arrows Ltd.	125,100	3,544,917
United Super Markets Holdings Inc.	311,400	2,730,196
Unitika Ltd.[a,b]	4,356,000	3,134,231
Universal Entertainment Corp.[b]	63,000	2,297,268
USEN Corp.	607,140	2,044,025
Ushio Inc.	373,500	4,761,026
Valor Holdings Co. Ltd.	187,200	4,878,923
VT Holdings Co. Ltd.	343,600	1,675,651
W-Scope Corp.[a]	125,100	2,038,049
Wacoal Holdings Corp.	630,000	7,672,485
Wacom Co. Ltd.	549,900	1,675,467
Welcia Holdings Co. Ltd.	63,000	3,475,283
Xebio Holdings Co. Ltd.	187,200	2,806,961
Yahagi Construction Co. Ltd.	125,100	1,180,157
YAMABIKO Corp.	249,300	3,514,449
Yamato Kogyo Co. Ltd.	125,100	3,756,056
Yodogawa Steel Works Ltd.	233,000	6,664,535
Yokogawa Bridge Holdings Corp.	125,100	1,596,879
Yokohama Reito Co. Ltd.[a]	311,400	2,851,907
Yondoshi Holdings Inc.	63,000	1,388,994
Yoshinoya Holdings Co. Ltd.	311,400	4,500,536
Yumeshin Holdings Co. Ltd.[a]	249,300	1,758,332
Zenkoku Hosho Co. Ltd.	187,200	6,493,591
Zenrin Co. Ltd.	125,100	2,433,658
Zensho Holdings Co. Ltd.	311,400	5,360,810
Zeon Corp.	630,000	7,275,150

102	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
ZERIA Pharmaceutical Co. Ltd.	125,100	$1,973,596
Zojirushi Corp.[a]	187,200	2,456,091

		2,049,328,584
NETHERLANDS — 2.01%
Aalberts Industries NV	401,424	14,077,427
Accell Group	91,476	2,145,716
ASM International NV	158,598	7,815,698
ASR Nederland NVb	131,058	3,601,763
BE Semiconductor Industries NV	98,961	3,574,175
BinckBank NV	295,698	1,694,951
Brunel International NV	47,307	830,009
Corbion NV	260,019	6,658,356
Delta Lloyd NV	1,451,598	8,350,415
Eurocommercial Properties NV	121,296	4,500,135
Flow Traders[a,c]	109,425	3,824,387
Fugro NV CVA[a,b]	193,617	3,048,655
IMCD Group NV	143,226	6,434,386
Intertrust NVc	108,765	2,028,193
InterXion Holding NVb	210,966	8,107,423
Kendrion NV	59,088	1,679,424
Koninklijke BAM Groep NVa	822,537	3,888,118
NSI NV	565,485	2,302,088
OCI NVb	179,514	3,388,224
Philips Lighting NVa,b,c	113,479	2,922,434
PostNL NVb	1,359,831	5,957,635
Refresco Group NVc	183,306	2,766,450
SBM Offshore NVa	533,205	8,666,571
SNS REAAL NVa	291,555	3
TKH Group NV	110,052	4,465,942
TomTom NVa,b	380,514	3,487,981
VastNed Retail NV	95,271	3,517,608
VTTI Energy Partners LP	76,876	1,422,206
Wereldhave NV	109,784	4,810,998
Wessanen	368,505	5,230,928

		131,198,299
NEW ZEALAND — 1.15%
a2 Milk Co. Ltd.[a,b]	2,024,253	3,280,044
Air New Zealand Ltd.	1,480,942	2,280,237
Argosy Property Ltd.	1,965,372	1,477,036
Chorus Ltd.	1,346,304	4,002,732
Fisher & Paykel Healthcare Corp. Ltd.	2,312,661	14,735,142
Freightways Ltd.[a]	1,436,019	7,359,697
Genesis Energy Ltd.	753,675	1,193,605
Goodman Property Trust	2,109,816	1,941,382

Security	Shares	Value
Infratil Ltd.	1,643,220	$3,457,802
Kiwi Property Group Ltd.	8,769,898	9,291,481
New Zealand Refining Co. Ltd. (The)	609,810	1,207,205
Orion Health Group Ltd.[b]	250,248	372,468
Precinct Properties New Zealand Ltd.[a]	2,292,399	2,075,772
Sky Network Television Ltd.	1,227,053	4,174,494
SKYCITY Entertainment Group Ltd.	2,034,049	5,637,360
Trade Me Group Ltd.	1,207,962	4,481,531
Xero Ltd.[a,b]	221,301	3,066,675
Z Energy Ltd.	985,431	5,259,932

		75,294,595
NORWAY — 1.71%
Akastor ASA[a,b]	781,314	1,405,420
Aker ASA Class A	75,591	3,142,065
Aker BP ASA	337,491	6,140,488
Aker Solutions ASA[b]	466,596	2,514,523
Atea ASA	220,734	2,152,946
Austevoll Seafood ASA	371,280	3,440,807
Bakkafrost P/F	133,989	5,159,092
Borregaard ASA	338,721	3,736,007
BW LPG Ltd.[c]	445,584	2,274,562
DNO ASA[a,b]	2,364,336	2,474,180
Entra ASA[c]	205,839	2,226,571
Europris ASA[c]	269,361	1,224,405
Frontline Ltd./Bermuda[a]	218,226	1,511,821
Hexagon Composites ASA[a,b]	367,317	1,232,165
Hoegh LNG Holdings Ltd.	157,983	1,761,714
IDEX ASA[a,b]	1,326,780	1,096,546
Kongsberg Automotive ASA[a,b]	1,639,063	1,161,403
Leroy Seafood Group ASA	64,512	3,599,703
Nordic Semiconductor ASA[a,b]	425,373	1,799,153
Norwegian Air Shuttle ASA[a,b]	96,501	3,153,854
Norwegian Property ASA	984,966	1,185,156
Ocean Yield ASA[a]	165,363	1,256,138
Opera Software ASA	425,647	1,919,298
Petroleum Geo-Services ASA[b]	501,728	1,667,802
Protector Forsikring ASA[a]	205,926	1,839,575
Salmar ASA	160,443	4,549,403
Scatec Solar ASA[a,c]	208,224	936,379
Seadrill Ltd.[a,b]	1,148,121	2,239,658
Selvaag Bolig ASA	165,696	799,505
Sparebank 1 Nord Norge	279,093	1,840,211

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
SpareBank 1 SMN	715,582	$6,001,052
Stolt-Nielsen Ltd.	162,914	2,465,169
Storebrand ASA[b]	1,451,412	8,864,325
Subsea 7 SAb	757,365	10,318,813
TGS Nopec Geophysical Co. ASA[a]	338,106	8,115,941
Thin Film Electronics ASA[a,b]	2,061,366	967,078
Wilh Wilhelmsen ASA[b]	200,487	986,870
XXL ASA[c]	390,969	4,514,242

		111,674,040
PORTUGAL — 0.30%
Altri SGPS SA	235,455	1,032,075
Banco BPI SA Registered[b,d]	1,512,363	1,850,153
Banco Comercial Portugues SAa,b	1,831,435	309,552
CTT-Correios de Portugal SA	430,293	2,396,701
Mota-Engil SGPS SAa	359,410	624,959
Navigator Co. SA (The)	1,096,353	3,991,689
NOS SGPS SA	807,768	4,547,223
REN – Redes Energeticas Nacionais SGPS SAa	614,730	1,692,735
Sonae SGPS SA	3,316,533	2,849,421

		19,294,508
SINGAPORE — 1.72%
ARA Asset Management Ltd.	2,031,915	2,480,759
Ascendas India Trust[a]	4,302,300	3,206,569
Asian Pay Television Trust	6,730,200	1,839,244
Boustead Singapore Ltd.	2,087,400	1,200,166
Cambridge Industrial Trust	6,266,700	2,513,263
CapitaLand Retail China Trust[a]	1,903,680	1,918,814
CDL Hospitality Trusts[a]	3,687,300	3,703,527
COSCO Corp. Singapore Ltd.[a,b]	4,088,000	812,493
CWT Ltd.	482,500	684,980
Ezion Holdings Ltd.[a,b]	5,751,644	1,673,888
Far East Hospitality Trust[a]	3,262,200	1,389,353
First REIT	3,195,300	2,880,488
First Resources Ltd.[a]	1,595,400	2,185,635
Frasers Centrepoint Trust	1,841,400	2,614,140
Frasers Commercial Trust	3,072,300	2,736,894
Hyflux Ltd.[a]	2,475,400	913,691
Indofood Agri Resources Ltd.	1,964,400	745,992
Japfa Ltd.	1,287,900	950,750
Keppel DC REIT[a]	1,881,938	1,596,334
Keppel REIT	4,302,300	3,084,414
Lippo Malls Indonesia Retail Trust	6,881,700	1,905,070

Security	Shares	Value
M1 Ltd./Singapore[a]	1,226,400	$1,749,762
Mapletree Commercial Trust[a]	4,112,135	4,465,905
Mapletree Greater China Commercial Trust[a]	6,820,200	4,623,290
Mapletree Industrial Trust	5,534,160	6,462,020
Mapletree Logistics Trust	6,143,700	4,578,993
Midas Holdings Ltd.[a,b]	6,277,300	1,024,829
Noble Group Ltd.[a,b]	28,142,800	3,415,970
OUE Hospitality Trust	2,589,633	1,277,538
OUE Ltd.	734,400	953,969
Parkway Life REIT	1,170,900	2,019,653
Raffles Medical Group Ltd.[a]	2,644,800	2,778,467
RHT Health Trust	2,095,200	1,368,245
Sheng Siong Group Ltd.[a]	2,344,200	1,547,492
SIIC Environment Holdings Ltd.[a,b]	3,135,660	1,302,073
Silverlake Axis Ltd.	2,887,840	1,188,918
Singapore Post Ltd.[a]	5,533,200	5,753,931
Soilbuild Business Space REIT	6,556,940	2,955,463
Starhill Global REIT	4,425,300	2,403,006
Super Group Ltd./Singapore[a]	1,595,400	1,460,865
United Engineers Ltd.	1,349,400	2,710,677
Venture Corp. Ltd.	1,118,700	8,091,676
Wing Tai Holdings Ltd.[a]	3,325,800	4,095,871
Yanlord Land Group Ltd.	2,457,300	2,424,508
Ying Li International Real Estate Ltd.[b]	6,574,200	760,644
Yoma Strategic Holdings Ltd.[a]	3,750,000	1,530,558

		111,980,787
SPAIN — 2.45%
Abengoa SA Class Ba,b	2,978,111	621,160
Acciona SA	74,454	5,767,549
Acerinox SA	477,498	6,551,029
Almirall SA	228,106	3,673,062
Applus Services SA	334,635	3,820,728
Atresmedia Corp. de Medios de Comunicacion SA	276,087	3,135,840
Axiare Patrimonio SOCIMI SA	226,866	3,309,851
Bolsas y Mercados Espanoles SHMSF SA	85,176	2,687,392
Cellnex Telecom SAa,c	474,727	6,751,574
Cia. de Distribucion Integral Logista Holdings SA	95,952	2,320,702
CIE Automotive SA	102,306	1,902,221
Codere SA/Spain[a,b]	2,679,160	2,403,156

104	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Construcciones y Auxiliar de Ferrocarriles SA	98,093	$3,985,943
Corp Financiera Alba SA	36,858	1,727,932
Ebro Foods SA	302,595	6,245,976
Ence Energia y Celulosa SA	497,616	1,325,612
Euskaltel SAc	339,902	3,133,711
Faes Farma SA	1,326,493	4,924,214
Fomento de Construcciones y Contratas SAa,b	204,589	1,703,350
Gamesa Corp. Tecnologica SA	792,795	16,647,113
Grupo Catalana Occidente SA	159,828	5,207,693
Hispania Activos Inmobiliarios SOCIMI SA	415,177	5,114,973
Indra Sistemas SAa,b	338,106	3,721,510
Inmobiliaria Colonial SA	680,008	4,994,277
Lar Espana Real Estate SOCIMI SA	319,614	2,430,283
Let’s GOWEX SAa,b	51,450	1
Liberbank SAb	1,676,710	1,857,321
Mediaset Espana Comunicacion SA	587,241	7,177,682
Melia Hotels International SA	228,690	2,936,086
Merlin Properties SOCIMI SA	828,183	9,267,907
Miquel y Costas & Miquel SA	47,139	1,248,107
NH Hotel Group SAb	754,290	3,334,010
Papeles y Cartones de Europa SA	510,144	3,079,081
Pharma Mar SAa,b	910,420	2,961,512
Promotora de Informaciones SAb	209,362	1,187,626
Prosegur Cia. de Seguridad SA	814,542	5,123,205
Saeta Yield SA	231,696	2,065,750
Talgo SAa,b,c	342,582	1,719,711
Tecnicas Reunidas SAa	97,116	3,851,785
Telepizza Group SAb,c	293,909	1,371,198
Tubacex SA	825,613	2,578,574
Viscofan SA	114,960	5,841,016

		159,707,423
SWEDEN — 5.14%
AAK AB	83,031	5,513,807
AF AB Class B	195,462	3,904,053
Alimak Group ABa,c	105,387	1,522,045
Avanza Bank Holding AB	74,997	3,436,018
Axfood AB	352,131	5,792,582
B&B Tools AB Class B	108,810	2,495,699
Betsson AB	362,056	3,118,745

Security	Shares	Value
Bilia AB Class A	124,158	$2,982,655
BillerudKorsnas AB	528,684	8,811,803
BioGaia AB Class B	59,230	2,147,880
Bonava AB Class Bb	314,575	4,840,114
Bravida Holding ABc	213,219	1,411,037
Bure Equity AB	231,765	2,618,147
Byggmax Group ABa	212,136	1,437,844
Castellum AB	683,712	9,424,739
Clas Ohlson AB Class Ba	176,508	2,786,458
Cloetta AB Class B	785,379	2,650,394
Collector ABb	91,125	1,090,381
Com Hem Holding AB	387,279	4,055,939
Concentric AB	185,865	2,492,984
Dometic Group ABb,c	468,333	3,683,295
Duni AB	149,739	2,141,184
Dustin Group ABc	243,363	1,844,376
Elekta AB Class Ba	1,174,173	10,618,008
Eltel ABa,c	146,964	833,876
Evolution Gaming Group ABa,c	97,771	3,142,863
Fabege AB	657,174	11,209,006
Fastighets AB Balder Class Bb	261,249	5,352,532
Fingerprint Cards AB Class Ba,b	983,586	5,969,072
Granges AB	251,270	2,788,184
Gunnebo AB	332,718	1,590,969
Haldex AB	142,037	1,933,559
Hemfosa Fastigheter AB	377,419	3,490,703
Hexpol AB	893,859	8,660,870
Hoist Finance ABc	230,535	2,221,856
Holmen AB Class B	161,673	5,912,746
Hufvudstaden AB Class A	301,197	4,803,110
Industrial & Financial Systems Class B	48,057	2,179,761
Indutrade AB	257,841	5,229,616
Intrum Justitia ABa	308,577	10,399,330
Investment AB Oresund	130,317	2,258,514
Inwido AB	158,646	1,705,949
ITAB Shop Concept AB Class B	125,703	1,204,313
JM AB	252,630	7,629,532
KappAhl AB	266,784	1,602,242
Kindred Group PLC	750,600	6,341,152
Kungsleden AB	646,719	4,168,873
Lifco AB Class B	142,719	4,079,971
Lindab International AB	295,698	2,570,816
Loomis AB Class B	242,175	7,083,846
Mekonomen ABa	81,168	1,736,343

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Modern Times Group MTG AB Class B	170,898	$5,274,581
Mycronic ABa	228,690	2,609,571
NCC AB Class B	318,417	7,835,121
NetEnt AB	552,441	4,439,574
New Wave Group AB Class B	234,987	1,465,040
Nibe Industrier AB Class B	1,564,854	12,915,738
Nobia AB	461,676	4,156,436
Nolato AB Class B	69,510	2,059,473
Nordax Group ABc	224,991	1,299,767
Oriflame Holding AG	160,701	4,875,298
Pandox AB	156,771	2,508,953
Peab AB	770,904	6,318,668
Ratos AB Class Ba	623,340	3,362,140
RaySearch Laboratories ABa	84,237	1,753,813
Recipharm AB Class Ba	135,057	1,923,515
Rezidor Hotel Group AB	469,494	1,895,893
Saab AB	196,077	8,012,115
SAS ABa,b	599,605	970,579
SkiStar AB	122,658	2,160,855
SSAB AB Class Aa,b	804,486	3,307,544
SSAB AB Class Bb	1,756,845	5,914,701
Sweco AB Class B	229,837	5,077,048
Swedish Orphan Biovitrum ABa,b	498,540	6,376,038
Tethys Oil AB	186,237	1,576,546
Thule Group ABc	263,787	4,281,982
Tobii ABb	199,047	1,468,671
Trelleborg AB Class B	708,342	14,707,156
Vitrolife AB	51,158	2,378,938
Wallenstam AB Class B	507,906	3,991,620
Wihlborgs Fastigheter AB	182,664	3,489,623

		335,326,788
SWITZERLAND — 4.77%
Allreal Holding AG Registered	48,045	7,314,372
ams AGa	215,151	7,403,584
Arbonia AG Registered[b]	128,940	2,228,286
Ascom Holding AG Registered	197,329	3,310,151
Autoneum Holding AG	14,109	3,689,562
Banque Cantonale Vaudoise Registered	8,082	5,529,445
Basilea Pharmaceutica AG Registered[a,b]	35,028	2,561,596
BKW AGa	60,444	3,060,184
Bobst Group SA Registered	31,953	2,338,340
Bossard Holding AG	18,414	3,072,111

Security	Shares	Value
Bucher Industries AG Registered	20,259	$5,508,288
Burckhardt Compression Holding AGa	12,264	3,626,619
Cembra Money Bank AG	71,277	5,385,871
Clariant AG Registered	824,382	15,449,851
Comet Holding AG Registered[a]	3,114	3,086,856
COSMO Pharmaceuticals NV	19,680	3,351,145
Daetwyler Holding AG Bearer[a]	25,279	3,856,162
dormakaba Holding AG Class B	12,429	9,649,923
EFG International AGa	280,474	1,702,858
Emmi AG	8,082	5,070,705
Flughafen Zuerich AG	64,838	12,755,986
Forbo Holding AG Registered	4,356	6,013,452
GAM Holding AG	585,247	5,961,618
Gategroup Holding AG	107,179	5,730,481
Georg Fischer AG Registered	13,050	10,747,137
Helvetia Holding AG Registered	17,184	9,727,614
Huber & Suhner AG Registered	55,947	3,493,143
Implenia AG Registered	44,868	3,360,780
Inficon Holding AG Registered	5,499	2,322,834
Intershop Holdings AG	4,281	2,173,911
Kardex AG Bearer	23,334	2,341,441
Komax Holding AG Registered	17,184	4,519,814
Kudelski SA Bearer	177,048	3,248,093
Leonteq AGa	30,723	1,116,379
Logitech International SA Registered	449,982	12,884,646
Meyer Burger Technology AGa,b	1,795,441	1,437,663
Mobilezone Holding AG	214,706	3,166,402
Mobimo Holding AG Registered	21,489	5,641,244
Molecular Partners AGa,b	36,249	764,220
Myriad Group AGa,b	439,804	1,069,866
Newron Pharmaceuticals SpA[a,b]	51,642	1,256,242
OC Oerlikon Corp. AG Registered	521,919	5,924,886
Panalpina Welttransport Holding AG Registered[a]	46,098	5,700,341
PSP Swiss Property AG Registered	112,500	10,131,386
Rieter Holding AG Registered	15,954	3,036,855
Santhera Pharmaceutical Holding AGa,b	16,954	1,287,102
Schmolz + Bickenbach AG Registered[b]	1,988,706	1,330,373
Schweiter Technologies AG Bearer	3,114	3,522,425

106	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
SFS Group AG	40,587	$3,576,971
Siegfried Holding AG Registered	8,592	1,874,982
St Galler Kantonalbank AG Registered	8,574	3,476,181
Straumann Holding AG Registered	30,723	12,393,831
Sulzer AG Registered	22,986	2,602,408
Sunrise Communications Group AGc	107,580	7,289,401
Swissquote Group Holding SA Registered[a]	64,020	1,570,326
Tecan Group AG Registered	43,632	6,845,970
Temenos Group AG Registered	199,152	14,473,138
u-blox Holding AGa	23,949	4,325,676
Valiant Holding AG Registered	59,022	6,287,464
Valora Holding AG Registered	17,184	5,765,157
VAT Group AGb,c	37,269	3,569,755
Vontobel Holding AG Registered	82,971	4,654,819
VZ Holding AG	2,491	751,138
Ypsomed Holding AG	11,649	2,158,359
Zehnder Group AGb	47,961	1,604,209

		311,082,028
UNITED KINGDOM — 17.49%
888 Holdings PLC	702,657	1,989,030
AA PLC	1,825,881	5,602,729
Abcam PLC	561,867	5,785,855
Acacia Mining PLC	630,591	3,415,358
Advanced Medical Solutions Group PLC	1,148,334	2,889,439
Aggreko PLC	736,659	9,332,787
Aldermore Group PLC[b]	671,397	1,849,860
Allied Minds PLC[a,b]	644,874	3,229,850
Amec Foster Wheeler PLC	1,347,033	7,488,893
Amerisur Resources PLC[a,b]	3,137,076	1,016,290
AO World PLC[a,b]	737,070	1,482,766
Arrow Global Group PLC	565,557	2,205,736
Ashmore Group PLC	1,176,633	4,589,000
ASOS PLC[b]	164,133	10,874,070
Assura PLC	2,227,986	1,457,576
AVEVA Group PLC	225,606	5,412,734
B&M European Value Retail SA	2,137,083	8,074,062
Balfour Beatty PLC	2,098,737	6,825,492
BBA Aviation PLC	3,272,331	11,506,796
Beazley PLC	1,565,043	7,986,189
Bellway PLC	422,286	13,196,952

Security	Shares	Value
Berendsen PLC	724,146	$7,584,479
BGEO Group PLC	127,839	4,760,696
Big Yellow Group PLC	470,961	4,076,512
Bodycote PLC	684,813	5,738,014
boohoo.com PLC[b]	2,212,740	3,946,107
Booker Group PLC	5,216,571	13,375,335
Bovis Homes Group PLC	481,935	5,005,194
Brewin Dolphin Holdings PLC	894,633	3,524,060
Britvic PLC	672,513	5,292,287
BTG PLC[b]	1,214,824	8,169,142
Cairn Energy PLC[b]	1,905,293	5,436,510
Cairn Homes PLC[b]	1,885,743	2,583,067
Cape PLC	613,401	1,392,955
Capital & Counties Properties PLC	2,592,402	8,871,287
Card Factory PLC	1,036,281	3,255,453
Carillion PLC[a]	1,308,813	3,548,463
Centamin PLC	3,814,459	7,524,790
Chemring Group PLC[b]	1,267,018	3,060,549
Chesnara PLC	532,038	2,409,686
Cineworld Group PLC	642,414	4,958,439
Clinigen Healthcare Ltd.[b]	238,710	2,366,531
Close Brothers Group PLC	484,395	8,836,556
Conviviality PLC	514,296	1,633,766
Costain Group PLC	287,319	1,333,847
Countrywide PLC	527,850	1,163,815
Crest Nicholson Holdings PLC	798,165	5,081,110
CVS Group PLC	175,818	2,298,234
CYBG PLC[a,b]	2,554,303	8,666,999
Daily Mail & General Trust PLC Class A NVS	888,930	7,750,258
Dairy Crest Group PLC	666,979	4,996,999
Dart Group PLC	488,271	3,132,900
De La Rue PLC	447,225	3,316,846
Debenhams PLC	4,232,584	2,798,296
Derwent London PLC	317,802	9,863,729
Dialight PLC[a,b]	133,374	1,480,817
Dignity PLC	150,594	4,632,356
Diploma PLC	363,900	4,646,901
Domino’s Pizza Group PLC	1,567,593	7,145,243
Drax Group PLC	1,279,954	5,964,592
DS Smith PLC	2,718,489	15,151,188
Dunelm Group PLC	316,869	2,710,841
Electrocomponents PLC	1,692,966	10,325,860
Elementis PLC	1,447,107	4,877,404

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
EMIS Group PLC	132,930	$1,475,887
Empiric Student Property PLC	1,642,887	2,232,270
Enterprise Inns PLC[b]	1,982,528	3,304,841
Entertainment One Ltd.	1,149,564	3,336,538
Equiniti Group PLC[c]	611,811	1,443,225
Essentra PLC	795,468	4,097,188
esure Group PLC	994,050	2,516,237
Evraz PLC[b]	1,186,473	3,328,726
Faroe Petroleum PLC[b]	974,361	1,231,973
Fenner PLC	730,296	2,891,878
Ferrexpo PLC[b]	411,813	787,515
Fevertree Drinks PLC	293,853	4,669,268
FirstGroup PLC[b]	3,844,653	5,025,602
Foxtons Group PLC	805,608	983,130
Galliford Try PLC	261,096	4,431,263
Genus PLC	196,692	4,248,859
Go-Ahead Group PLC	166,644	4,702,560
Gocompare.Com Group PLC[b]	1,194,048	1,280,653
Grafton Group PLC	752,445	5,528,445
Grainger PLC	1,131,150	3,392,672
Great Portland Estates PLC	1,018,044	7,934,567
Greencore Group PLC	2,522,345	7,489,138
Greene King PLC	918,664	7,870,805
Greggs PLC	398,506	4,873,225
GVC Holdings PLC	884,817	6,745,924
Halfords Group PLC	738,440	3,363,095
Halma PLC	1,350,857	15,720,504
Hansteen Holdings PLC	1,970,019	2,726,330
Hays PLC	4,445,889	8,524,304
Helical PLC	386,583	1,431,115
Henderson Group PLC	3,495,361	9,586,584
Hiscox Ltd.	1,015,727	13,111,118
Hochschild Mining PLC	938,628	2,910,890
Homeserve PLC	982,391	7,384,782
Howden Joinery Group PLC	2,024,385	9,611,925
Hunting PLC	454,287	3,174,898
Ibstock PLC[c]	470,196	1,105,023
IG Group Holdings PLC	1,311,888	8,797,096
Imagination Technologies Group PLC[b]	842,796	2,531,519
Inchcape PLC	1,193,853	10,776,758
Indivior PLC	2,194,752	8,159,402
Informa PLC	2,566,683	21,054,028
Intermediate Capital Group PLC	953,027	8,303,102
International Personal Finance PLC	802,233	1,761,211

Security	Shares	Value
Interserve PLC	563,713	$2,296,060
iomart Group PLC[a]	481,149	1,906,802
ITE Group PLC	1,351,046	2,651,613
IWG PLC	2,373,738	7,457,044
J D Wetherspoon PLC	437,683	5,159,583
J Sainsbury PLC	1	3
JD Sports Fashion PLC	520,506	2,274,290
Jimmy Choo PLC[b]	714,000	1,315,986
John Laing Group PLC[c]	1,083,639	3,603,273
John Menzies PLC	384,148	2,885,282
John Wood Group PLC	1,090,542	11,497,457
JRP Group PLC	1,844,307	3,385,352
Jupiter Fund Management PLC	1,105,638	5,584,880
Just Eat PLC[b]	1,451,491	9,851,927
Kainos Group PLC	315,135	796,908
KAZ Minerals PLC[b]	602,496	3,564,877
Kcom Group PLC	2,142,053	2,411,952
Keller Group PLC	247,710	2,533,667
Kier Group PLC	289,236	5,021,654
Ladbrokes Coral Group PLC	2,816,199	4,230,416
Laird PLC	916,208	1,910,570
Lancashire Holdings Ltd.	574,782	4,895,614
LondonMetric Property PLC	1,983,786	3,683,804
Lonmin PLC[b]	1,036,665	1,659,631
Lookers PLC	1,186,989	1,859,223
Majestic Wine PLC[a]	276,009	1,219,705
Man Group PLC	5,334,252	8,925,664
Marshalls PLC	286,326	1,041,056
Marston’s PLC	2,236,461	3,705,634
Melrose Industries PLC	5,974,198	14,675,267
Metro Bank PLC[b]	171,432	7,179,944
Micro Focus International PLC	678,588	18,312,551
Mitchells & Butlers PLC	801,678	2,688,905
Mitie Group PLC[a]	972,702	2,456,080
Moneysupermarket.com Group PLC	1,588,512	6,585,084
Morgan Advanced Materials PLC	1,150,847	4,361,018
N Brown Group PLC	638,961	1,757,276
National Express Group PLC	1,506,120	6,410,279
NewRiver REIT PLC	739,600	2,921,742
NEX Group PLC	1,006,010	7,271,227
Northgate PLC	369,435	2,363,439
Ocado Group PLC[a,b]	1,656,759	5,198,417
OneSavings Bank PLC	406,968	1,734,167
Ophir Energy PLC[b]	2,285,634	2,688,646

108	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Oxford Instruments PLC	184,392	$1,638,965
P2P Global Investments PLC/Fund	296,952	2,921,517
Pagegroup PLC	1,067,347	5,792,968
Pantheon Resources PLC[a,b]	865,233	917,103
Paragon Group of Companies PLC (The)	962,053	4,887,431
Paysafe Group PLC[b]	1,436,688	6,902,835
Pennon Group PLC	1,084,857	10,823,334
Petra Diamonds Ltd.[b]	1,773,849	3,374,301
Pets at Home Group PLC	1,115,307	2,806,337
Phoenix Group Holdings	831,850	7,875,296
Playtech PLC	651,698	6,796,985
Plus500 Ltd.[a]	248,940	1,284,085
Polypipe Group PLC	491,940	2,091,916
Premier Foods PLC[b]	2,598,552	1,299,523
Primary Health Properties PLC	2,268,608	3,025,385
PZ Cussons PLC	765,369	2,932,065
QinetiQ Group PLC	1,975,866	6,555,155
Redcentric PLC	734,421	877,777
Redde PLC	989,736	2,060,785
Redefine International PLC/Isle of Man	5,907,408	2,898,524
Redrow PLC	871,095	4,871,387
Renishaw PLC	106,350	3,813,271
Rentokil Initial PLC	6,113,754	17,575,575
Restaurant Group PLC (The)	775,209	2,857,602
Restore PLC	270,819	1,255,544
Rightmove PLC	327,642	16,570,705
Rotork PLC	2,563,524	8,237,087
RPC Group PLC	958,259	12,911,828
RPS Group PLC	831,198	2,379,037
SafeCharge International Group Ltd.	468,813	1,368,368
Safestore Holdings PLC	628,002	2,924,122
Saga PLC	2,838,793	6,600,108
Savills PLC	439,272	4,285,788
Scapa Group PLC	488,700	2,005,895
Schroder REIT Ltd.	2,743,401	1,958,712
Senior PLC	1,212,468	3,018,780
Serco Group PLC[b]	3,443,436	6,238,352
Shaftesbury PLC	906,729	9,998,729
Shanks Group PLC	1,917,446	2,291,723
Shawbrook Group PLC[b,c]	484,395	1,523,544
Sirius Minerals PLC[a,b]	11,422,820	2,622,718

Security	Shares	Value
Softcat PLC	212,427	$830,093
Sophos Group PLC[c]	854,145	2,946,554
Sound Energy PLC[a,b]	1,290,132	1,164,586
Spectris PLC	366,975	11,159,083
Spirax-Sarco Engineering PLC	205,944	11,154,180
Spire Healthcare Group PLC[c]	871,710	3,428,281
Sports Direct International PLC[a,b]	720,513	2,574,397
SSP Group PLC	1,465,920	7,209,270
ST Modwen Properties PLC	662,472	2,656,226
Stagecoach Group PLC	1,298,499	3,417,580
Stobart Group Ltd.	1,215,957	2,738,335
Stock Spirits Group PLC	788,703	1,756,314
SuperGroup PLC	158,598	2,988,993
SVG Capital PLC[b]	503,981	4,504,988
Synthomer PLC	781,314	4,431,236
Ted Baker PLC	97,122	3,472,618
Telecom Plus PLC	218,226	3,338,531
Telford Homes PLC[a]	328,797	1,368,179
Telit Communications PLC[a]	366,975	1,321,592
Thomas Cook Group PLC[b]	4,797,789	5,257,444
TP ICAP PLC	1,584,961	9,266,306
Tritax Big Box REIT PLC	2,656,247	4,625,087
Tullow Oil PLC[a,b]	2,982,092	11,041,464
UBM PLC	1,132,206	10,035,103
UDG Healthcare PLC[a]	1,041,354	8,397,921
Ultra Electronics Holdings PLC	250,785	5,827,521
UNITE Group PLC (The)	841,845	6,211,772
Vectura Group PLC[a,b]	2,469,440	4,048,166
Vedanta Resources PLC	256,329	3,373,221
Vesuvius PLC	922,113	5,478,044
Victrex PLC	256,944	6,141,967
Virgin Money Holdings UK PLC	756,750	2,965,691
WH Smith PLC	433,992	8,899,891
Workspace Group PLC	404,871	3,845,732
WS Atkins PLC	302,694	5,563,773
Zoopla Property Group PLC[c]	746,295	3,438,304

		1,140,639,224

TOTAL COMMON STOCKS
(Cost: $5,943,720,245)		6,473,938,321

PREFERRED STOCKS — 0.27%

GERMANY — 0.27%
Biotest AG	85,431	1,480,436
Draegerwerk AG & Co. KGaA	22,104	1,938,734

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Jungheinrich AG	154,908	$4,763,626
Sartorius AG	115,575	8,118,625
Sixt SE	36,897	1,512,045

		17,813,466

TOTAL PREFERRED STOCKS
(Cost: $14,223,776)		17,813,466

RIGHTS — 0.04%

FRANCE — 0.01%
Elis SAa,b	253,869	261,462

		261,462
HONG KONG — 0.00%
Enerchina Holdings Ltd.[b]	11,166,000	64,757
Mason Financial Holdings Ltd.[a,b]	44,928,000	81,062

		145,819
PORTUGAL — 0.03%
Banco Comercial Portugues SAa,b	1,831,435	1,852,561

		1,852,561

TOTAL RIGHTS
(Cost: $4,075,355)		2,259,842

WARRANTS — 0.00%

SINGAPORE — 0.00%
Ezion Holdings Ltd. (Expires 04/20/24)[b]	2	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 7.13%

MONEY MARKET FUNDS — 7.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[e,f,g]	462,381,863	462,520,578
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[e,f]	2,612,922	2,612,922

		465,133,500

TOTAL SHORT-TERM INVESTMENTS
(Cost: $465,016,795)		465,133,500

Value
TOTAL INVESTMENTS IN SECURITIES — 106.69%
(Cost: $6,427,036,171)[h]	$6,959,145,129
Other Assets, Less Liabilities — (6.69)%	(436,398,709)

NET ASSETS — 100.00%	$6,522,746,420

NVS — Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $6,545,834,564. Net unrealized appreciation was $413,310,565, of which $945,888,296 represented gross unrealized appreciation on securities and $532,577,731 represented gross unrealized depreciation on securities.

110	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1		Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$6,466,471,748		$7,466,428	$145	$6,473,938,321
Preferred stocks	17,813,466		—	—	17,813,466
Rights	261,462		1,998,380	—	2,259,842
Warrants	0	[a]	—	—	0	[a]
Money market funds	465,133,500		—	—	465,133,500

Total	$6,949,680,176		$9,464,808	$145	$6,959,145,129

[a]	Rounds to less than $1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	111

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2017

	iShares Adaptive Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI ACWI ETF	iShares Currency Hedged MSCI ACWI ex U.S. ETF

ASSETS
Investments, at cost:
Affiliated (Note 2)	$2,402,238	$2,482,793	$71,077,163

Total cost of investments	$2,402,238	$2,482,793	$71,077,163

Investments in securities, at fair value (including securities on loana) (Note 1):
Affiliated (Note 2)	$2,482,466	$2,533,108	$72,650,328

Total fair value of investments	2,482,466	2,533,108	72,650,328
Receivables:
Investment securities sold	53,890	23,927	1,032,787
Dividends and interest	—	—	2,451
Unrealized appreciation on forward currency contracts (Note 1)	5,996	9,983	463,866

Total Assets	2,542,352	2,567,018	74,149,432

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	—	—	15,953,000
Capital shares sold	—	—	74,483
Unrealized depreciation on forward currency contracts (Note 1)	56,061	44,251	1,994,806
Investment advisory fees (Note 2)	64	64	1,296

Total Liabilities	56,125	44,315	18,023,585

NET ASSETS	$2,486,227	$2,522,703	$56,125,847

Net assets consist of:
Paid-in capital	$2,428,378	$2,489,916	$56,030,396
Undistributed (distributions in excess of) net investment income	(356)	(165)	852
Undistributed net realized gain	28,042	16,905	52,374
Net unrealized appreciation	30,163	16,047	42,225

NET ASSETS	$2,486,227	$2,522,703	$56,125,847

Shares outstanding[b]	100,000	100,000	2,400,000

Net asset value per share	$24.86	$25.23	$23.39

[a]	Securities on loan with values of $ —, $ — and $15,511,510, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

112	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2017

	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF	iShares MSCI ACWI ETF

ASSETS
Investments, at cost:
Unaffiliated	$—	$—	$6,058,677,286
Affiliated (Note 2)	3,632,880,382	8,683,290	145,057,917

Total cost of investments	$3,632,880,382	$8,683,290	$6,203,735,203

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$—	$—	$6,284,353,041
Affiliated (Note 2)	3,478,174,189	9,116,404	148,736,812

Total fair value of investments	3,478,174,189	9,116,404	6,433,089,853
Foreign currency, at value[b]	—	—	6,892,629
Cash	3,187	—	185,113
Receivables:
Investment securities sold	70,185,865	192,668	2,530,837
Dividends and interest	7,275	2	6,032,285
Unrealized appreciation on forward currency contracts (Note 1)	34,538,381	95,952	—
Capital shares sold	—	—	11,767,253
Tax reclaims	—	—	2,787,874
Foreign withholding tax claims (Note 9)	—	—	510,491

Total Assets	3,582,908,897	9,405,026	6,463,796,335

LIABILITIES
Payables:
Investment securities purchased	—	—	8,835,612
Collateral for securities on loan (Note 1)	—	—	128,859,587
Capital shares sold	739,854	—	—
Foreign taxes (Note 1)	—	—	373
Unrealized depreciation on forward currency contracts (Note 1)	138,258,781	382,796	—
IRS compliance fee for foreign withholding tax claims (Note 9)	—	—	150,607
Professional fees (Note 9)	—	—	55,105
Investment advisory fees (Note 2)	85,429	231	1,656,345

Total Liabilities	139,084,064	383,027	139,557,629

NET ASSETS	$3,443,824,833	$9,021,999	$6,324,238,706

Net assets consist of:
Paid-in capital	$3,631,292,039	$8,390,227	$6,286,823,062
Undistributed (distributions in excess of) net investment income	179,111	(2,536)	1,231,130
Undistributed net realized gain (accumulated net realized loss)	70,780,276	488,038	(193,140,256)
Net unrealized appreciation (depreciation)	(258,426,593)	146,270	229,324,770

NET ASSETS	$3,443,824,833	$9,021,999	$6,324,238,706

Shares outstanding[c]	131,200,000	350,000	104,000,000

Net asset value per share	$26.25	$25.78	$60.81

[a]	Securities on loan with values of $ —, $ — and $122,188,203, respectively. See Note 1.
[b]	Cost of foreign currency: $ —, $ — and $6,886,963, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	113

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2017

	iShares MSCI ACWI ex U.S. ETF	iShares MSCI EAFE ETF	iShares MSCI EAFE Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,239,178,188	$61,230,236,690	$5,962,019,376
Affiliated (Note 2)	39,070,027	405,073,792	465,016,795

Total cost of investments	$2,278,248,215	$61,635,310,482	$6,427,036,171

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,058,856,696	$61,817,136,403	$6,494,011,629
Affiliated (Note 2)	39,078,275	405,169,816	465,133,500

Total fair value of investments	2,097,934,971	62,222,306,219	6,959,145,129
Foreign currency, at value[b]	2,420,346	178,562,097	16,619,505
Foreign currency pledged to broker, at value[b]	—	11,898,598	—
Cash	146,000	1,127,813	—
Receivables:
Investment securities sold	356,801	—	—
Due from custodian (Note 4)	—	148,067	—
Dividends and interest	2,818,386	47,179,762	7,376,984
Futures variation margin	—	5,574,913	—
Tax reclaims	1,973,828	89,443,666	3,019,593
Foreign withholding tax claims (Note 9)	297,129	43,796,988	1,179,163

Total Assets	2,105,947,461	62,600,038,123	6,987,340,374

LIABILITIES
Payables:
Investment securities purchased	—	148,067	—
Collateral for securities on loan (Note 1)	38,873,106	372,683,209	462,400,164
Capital shares redeemed	15,428	—	—
Foreign taxes (Note 1)	372	—	—
Securities related to in-kind transactions (Note 4)	279,187	—	—
Professional fees (Note 9)	2,971	3,528,696	11,792
Investment advisory fees (Note 2)	615,212	16,766,440	2,181,998

Total Liabilities	39,786,276	393,126,412	464,593,954

NET ASSETS	$2,066,161,185	$62,206,911,711	$6,522,746,420

Net assets consist of:
Paid-in capital	$2,402,871,363	$69,235,098,493	$6,104,120,332
Distributions in excess of net investment income	(890,248)	(117,527,699)	(58,891,009)
Accumulated net realized loss	(155,530,973)	(7,504,084,041)	(54,825,979)
Net unrealized appreciation (depreciation)	(180,288,957)	593,424,958	532,343,076

NET ASSETS	$2,066,161,185	$62,206,911,711	$6,522,746,420

Shares outstanding[c]	49,400,000	1,043,400,000	126,000,000

Net asset value per share	$41.83	$59.62	$51.77

[a]	Securities on loan with values of $37,242,551, $358,181,721 and $425,688,341, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker: $2,391,353, $186,474,467 and $16,354,127, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

114	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2017

	iShares Adaptive Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI ACWI ETF	iShares Currency Hedged MSCI ACWI ex U.S. ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$25,174	$23,050	$398,003
Securities lending income — affiliated — net (Note 2)	—	235	2,440

Total investment income	25,174	23,285	400,443

EXPENSES
Investment advisory fees (Note 2)	4,649	2,975	26,398

Total expenses	4,649	2,975	26,398
Less investment advisory fees waived (Note 2)	(4,282)	(2,740)	(24,314)

Net expenses	367	235	2,084

Net investment income	24,807	23,050	398,359

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	1,570	(141)	(106,576)
Foreign currency transactions	87,106	44,018	214,694

Net realized gain	88,676	43,877	108,118

Net change in unrealized appreciation/depreciation on:
Investments	67,838	69,596	1,750,073
Forward currency contracts	(46,770)	(30,911)	(1,517,865)

Net change in unrealized appreciation/depreciation	21,068	38,685	232,208

Net realized and unrealized gain	109,744	82,562	340,326

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$134,551	$105,612	$738,685

See notes to financial statements.

FINANCIAL STATEMENTS	115

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2017

	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF	iShares MSCI ACWI ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$—	$—	$57,191,697
Dividends — affiliated (Note 2)	31,868,108	128,784	178,888
Securities lending income — affiliated — net (Note 2)	24,180	—	755,049
Foreign withholding tax claims (Note 9)	—	—	510,491

	31,892,288	128,784	58,636,125
Less: Other foreign taxes (Note 1)	—	—	(91,682)
Less: IRS Compliance fee for foreign withholding tax claims (Note 9)	—	—	(150,607)

Total investment income	31,892,288	128,784	58,393,836

EXPENSES
Investment advisory fees (Note 2)	6,265,158	18,855	9,047,902
Professional fees (Note 9)	—	—	55,105

Total expenses	6,265,158	18,855	9,103,007
Less investment advisory fees waived (Note 2)	(5,770,540)	(17,540)	—

Net expenses	494,618	1,315	9,103,007

Net investment income	31,397,670	127,469	49,290,829

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated[b]	—	—	(10,023,892)
Investments — affiliated (Note 2)	(18,028,660)	(138)	345,571
In-kind redemptions — unaffiliated	—	—	49,337,887
In-kind redemptions — affiliated (Note 2)	(9,336,045)	—	197,991
Foreign currency transactions	241,117,873	747,902	(1,054,467)
Realized gain distributions from affiliated funds	117	3	674

Net realized gain	213,753,285	747,767	38,803,764

Net change in unrealized appreciation/depreciation on:
Investments	118,608,078	187,748	206,648,989
Forward currency contracts	(93,182,733)	(259,132)	—
Translation of assets and liabilities in foreign currencies	—	—	40,327

Net change in unrealized appreciation/depreciation	25,425,345	(71,384)	206,689,316

Net realized and unrealized gain	239,178,630	676,383	245,493,080

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$270,576,300	$803,852	$294,783,909

[a]	Net of foreign withholding tax of $ —, $ — and $1,974,035, respectively.
[b]	Net of foreign capital gains taxes of $ —, $ — and $841, respectively.

See notes to financial statements.

116	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2017

	iShares MSCI ACWI ex U.S. ETF	iShares MSCI EAFE ETF	iShares MSCI EAFE Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$19,600,796	$612,205,736	$53,160,504
Dividends — affiliated (Note 2)	2,039	39,028	5,073
Securities lending income — affiliated — net (Note 2)	296,205	3,816,330	8,109,576
Foreign withholding tax claims (Note 9)	297,129	—	1,179,163

	20,196,169	616,061,094	62,454,316
Less: Other foreign taxes (Note 1)	(70,803)	—	—

Total investment income	20,125,366	616,061,094	62,454,316

EXPENSES
Investment advisory fees (Note 2)	3,259,554	96,354,127	12,352,474
Professional fees (Note 9)	2,971	—	11,792

Total expenses	3,262,525	96,354,127	12,364,266

Net investment income	16,862,841	519,706,967	50,090,050

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated[b]	(13,750,694)	(2,489,614)	5,662,386
Investments — affiliated (Note 2)	3,696	(692)	3,709
In-kind redemptions — unaffiliated	29,171,144	441,139,057	25,743,787
Futures contracts	—	51,710,041	—
Foreign currency transactions	(758,108)	(42,587,265)	(2,121,315)
Realized gain distributions from affiliated funds	25	985	217

Net realized gain	14,666,063	447,772,512	29,288,784

Net change in unrealized appreciation/depreciation on:
Investments	59,302,929	1,063,588,581	117,204,482
Futures contracts	—	(16,299,944)	—
Translation of assets and liabilities in foreign currencies	105,339	2,944,512	16,434

Net change in unrealized appreciation/depreciation	59,408,268	1,050,233,149	117,220,916

Net realized and unrealized gain	74,074,331	1,498,005,661	146,509,700

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$90,937,172	$2,017,712,628	$196,599,750

[a]	Net of foreign withholding tax of $1,528,749, $29,488,322 and $3,262,173, respectively.
[b]	Net of foreign capital gains taxes of $497, $ — and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	117

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Adaptive Currency Hedged MSCI EAFE ETF		iShares Currency Hedged MSCI ACWI ETF
	Six months ended January 31, 2017 (Unaudited)	Period from January 5, 2016[a] to July 31, 2016	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$24,807	$48,166	$23,050	$44,258
Net realized gain (loss)	88,676	(60,634)	43,877	(36,497)
Net change in unrealized appreciation/depreciation	21,068	9,095	38,685	(75,228)

Net increase (decrease) in net assets resulting from operations	134,551	(3,373)	105,612	(67,467)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(25,163)	(48,166)	(23,215)	(44,258)
From net realized gain	—	—	—	(32,671)
Return of capital	—	(146)	—	(35)

Total distributions to shareholders	(25,163)	(48,312)	(23,215)	(76,964)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	4,853,398	1,251,861	—
Cost of shares redeemed	—	(2,424,874)	—	(1,161,637)

Net increase (decrease) in net assets from capital share transactions	—	2,428,524	1,251,861	(1,161,637)

INCREASE (DECREASE) IN NET ASSETS	109,388	2,376,839	1,334,258	(1,306,068)

NET ASSETS
Beginning of period	2,376,839	—	1,188,445	2,494,513

End of period	$2,486,227	$2,376,839	$2,522,703	$1,188,445

Distributions in excess of net investment income included in net assets at end of period	$(356)	$—	$(165)	$—

SHARES ISSUED AND REDEEMED
Shares sold	—	200,000	50,000	—
Shares redeemed	—	(100,000)	—	(50,000)

Net increase (decrease) in shares outstanding	—	100,000	50,000	(50,000)

[a]	Commencement of operations.

See notes to financial statements.

118	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Currency Hedged MSCI ACWI ex U.S. ETF		iShares Currency Hedged MSCI EAFE ETF
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$398,359	$56,334	$31,397,670	$102,595,299
Net realized gain (loss)	108,118	11,573	213,753,285	(58,527,421)
Net change in unrealized appreciation/depreciation	232,208	(241,573)	25,425,345	(333,807,011)

Net increase (decrease) in net assets resulting from operations	738,685	(173,666)	270,576,300	(289,739,133)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(397,507)	(56,334)	(31,218,559)	(102,595,299)
From net realized gain	—	(67,219)	(9,358,786)	(28,631,934)
Return of capital	—	(71)	—	—

Total distributions to shareholders	(397,507)	(123,624)	(40,577,345)	(131,227,233)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	53,596,463	—	770,949,258	1,746,159,085
Cost of shares redeemed	—	—	(1,099,376,912)	(682,100,170)

Net increase (decrease) in net assets from capital share transactions	53,596,463	—	(328,427,654)	1,064,058,915

INCREASE (DECREASE) IN NET ASSETS	53,937,641	(297,290)	(98,428,699)	643,092,549

NET ASSETS
Beginning of period	2,188,206	2,485,496	3,542,253,532	2,899,160,983

End of period	$56,125,847	$2,188,206	$3,443,824,833	$3,542,253,532

Undistributed net investment income included in net assets at end of period	$852	$—	$179,111	$—

SHARES ISSUED AND REDEEMED
Shares sold	2,300,000	—	30,000,000	70,050,000
Shares redeemed	—	—	(44,600,000)	(28,300,000)

Net increase (decrease) in shares outstanding	2,300,000	—	(14,600,000)	41,750,000

See notes to financial statements.

FINANCIAL STATEMENTS	119

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Currency Hedged MSCI EAFE Small-Cap ETF		iShares MSCI ACWI ETF
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$127,469	$193,916	$49,290,829	$129,149,137
Net realized gain (loss)	747,767	(277,293)	38,803,764	146,797,860
Net change in unrealized appreciation/depreciation	(71,384)	136,786	206,689,316	(376,927,492)

Net increase (decrease) in net assets resulting from operations	803,852	53,409	294,783,909	(100,980,495)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(130,005)	(193,916)	(53,657,102)	(148,572,041)
From net realized gain	—	(86,972)	—	—
Return of capital	—	(329)	—	—

Total distributions to shareholders	(130,005)	(281,217)	(53,657,102)	(148,572,041)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	9,562,437	840,120,125	493,923,001
Cost of shares redeemed	—	(3,503,887)	(284,318,977)	(1,237,133,922)

Net increase (decrease) in net assets from capital share transactions	—	6,058,550	555,801,148	(743,210,921)

INCREASE (DECREASE) IN NET ASSETS	673,847	5,830,742	796,927,955	(992,763,457)

NET ASSETS
Beginning of period	8,348,152	2,517,410	5,527,310,751	6,520,074,208

End of period	$9,021,999	$8,348,152	$6,324,238,706	$5,527,310,751

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,536)	$—	$1,231,130	$5,597,403

SHARES ISSUED AND REDEEMED
Shares sold	—	400,000	14,200,000	8,800,000
Shares redeemed	—	(150,000)	(4,800,000)	(22,800,000)

Net increase (decrease) in shares outstanding	—	250,000	9,400,000	(14,000,000)

See notes to financial statements.

120	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex U.S. ETF		iShares MSCI EAFE ETF
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$16,862,841	$55,782,505	$519,706,967	$1,716,923,891
Net realized gain (loss)	14,666,063	(56,259,777)	447,772,512	(1,193,603,553)
Net change in unrealized appreciation/depreciation	59,408,268	(212,679,934)	1,050,233,149	(5,155,928,894)

Net increase (decrease) in net assets resulting from operations	90,937,172	(213,157,206)	2,017,712,628	(4,632,608,556)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(20,819,645)	(54,936,333)	(605,592,533)	(1,704,075,846)

Total distributions to shareholders	(20,819,645)	(54,936,333)	(605,592,533)	(1,704,075,846)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	367,570,456	1,164,954,543	2,277,938,480	5,166,521,634
Cost of shares redeemed	(282,630,481)	(1,009,167,974)	(1,336,898,027)	(435,259,653)

Net increase in net assets from capital share transactions	84,939,975	155,786,569	941,040,453	4,731,261,981

INCREASE (DECREASE) IN NET ASSETS	155,057,502	(112,306,970)	2,353,160,548	(1,605,422,421)

NET ASSETS
Beginning of period	1,911,103,683	2,023,410,653	59,853,751,163	61,459,173,584

End of period	$2,066,161,185	$1,911,103,683	$62,206,911,711	$59,853,751,163

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(890,248)	$3,066,556	$(117,527,699)	$(31,642,133)

SHARES ISSUED AND REDEEMED
Shares sold	9,200,000	28,800,000	39,000,000	87,600,000
Shares redeemed	(6,800,000)	(27,600,000)	(22,800,000)	(7,200,000)

Net increase in shares outstanding	2,400,000	1,200,000	16,200,000	80,400,000

See notes to financial statements.

FINANCIAL STATEMENTS	121

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI EAFE Small-Cap ETF
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$50,090,050	$129,236,771
Net realized gain	29,288,784	44,016,351
Net change in unrealized appreciation/depreciation	117,220,916	(94,092,106)

Net increase in net assets resulting from operations	196,599,750	79,161,016

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(92,084,832)	(124,440,947)

Total distributions to shareholders	(92,084,832)	(124,440,947)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	539,763,251	1,058,040,222
Cost of shares redeemed	(88,662,382)	(230,578,321)

Net increase in net assets from capital share transactions	451,100,869	827,461,901

INCREASE IN NET ASSETS	555,615,787	782,181,970

NET ASSETS
Beginning of period	5,967,130,633	5,184,948,663

End of period	$6,522,746,420	$5,967,130,633

Distributions in excess of net investment income included in net assets at end of period	$(58,891,009)	$(16,896,227)

SHARES ISSUED AND REDEEMED
Shares sold	10,800,000	21,200,000
Shares redeemed	(1,800,000)	(5,000,000)

Net increase in shares outstanding	9,000,000	16,200,000

See notes to financial statements.

122	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Adaptive Currency Hedged MSCI EAFE ETF

	Six months ended Jan. 31, 2017 (Unaudited)	Period from Jan. 5, 2016[a] to Jul. 31, 2016
Net asset value, beginning of period	$23.77	$24.29

Income from investment operations:
Net investment income[b]	0.25	0.48
Net realized and unrealized gain (loss)[c]	1.09	(0.52)

Total from investment operations	1.34	(0.04)

Less distributions from:
Net investment income	(0.25)	(0.48)
Return of capital	—	(0.00)[d]

Total distributions	(0.25)	(0.48)

Net asset value, end of period	$24.86	$23.77

Total return	5.66%[e]	0.01%[e,f]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,486	$2,377
Ratio of expenses to average net assets[g,h]	0.03%	0.03%
Ratio of expenses to average net assets prior to waived fees[g,h]	0.38%	0.38%
Ratio of net investment income to average net assets[h]	2.03%	3.63%
Portfolio turnover rate[i,j]	4%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its underlying funds.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was -0.03%.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Annualized for periods of less than one year.
[i]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[j]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 130 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	123

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI ACWI ETF

	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Period from Jun. 29, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$23.77	$24.95	$24.42

Income from investment operations:
Net investment income (loss)[b]	0.36	0.47	(0.00)[c]
Net realized and unrealized gain (loss)[d]	1.33	(0.71)	0.53

Total from investment operations	1.69	(0.24)	0.53

Less distributions from:
Net investment income	(0.23)	(0.61)	—
Net realized gain	—	(0.33)	—
Return of capital	—	(0.00)[c]	—

Total distributions	(0.23)	(0.94)	—

Net asset value, end of period	$25.23	$23.77	$24.95

Total return	7.13%[e]	(0.80)%	2.13%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,523	$1,188	$2,495
Ratio of expenses to average net assets[f,g]	0.03%	0.03%	0.04%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.38%	0.38%	0.38%
Ratio of net investment income (loss) to average net assets[g]	2.94%	2.03%	(0.04)%
Portfolio turnover rate[h,i]	3%	5%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 128 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

124	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI ACWI ex U.S. ETF

	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Period from Jun. 29, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$21.88	$24.85	$24.34

Income from investment operations:
Net investment income (loss)[b]	0.67	0.56	(0.00)[c]
Net realized and unrealized gain (loss)[d]	1.03	(2.30)	0.51

Total from investment operations	1.70	(1.74)	0.51

Less distributions from:
Net investment income	(0.19)	(0.56)	—
Net realized gain	—	(0.67)	—
Return of capital	—	(0.00)[c]	—

Total distributions	(0.19)	(1.23)	—

Net asset value, end of period	$23.39	$21.88	$24.85

Total return	7.80%[e]	(6.97)%	2.10%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$56,126	$2,188	$2,485
Ratio of expenses to average net assets[f,g]	0.03%	0.03%	0.05%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.38%	0.38%	0.38%
Ratio of net investment income (loss) to average net assets[g]	5.73%	2.56%	(0.05)%
Portfolio turnover rate[h,i]	8%	8%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 129 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	125

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI EAFE ETF
	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Period from Jan. 31, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$24.30	$27.86	$24.77	$23.74

Income from investment operations:
Net investment income[b]	0.24	0.75	1.16	0.62
Net realized and unrealized gain (loss)[c]	2.05	(3.38)	2.63	1.02

Total from investment operations	2.29	(2.63)	3.79	1.64

Less distributions from:
Net investment income	(0.26)	(0.69)	(0.63)	(0.61)
Net realized gain	(0.08)	(0.24)	(0.07)	—
Return of capital	—	—	—	(0.00)[d]

Total distributions	(0.34)	(0.93)	(0.70)	(0.61)

Net asset value, end of period	$26.25	$24.30	$27.86	$24.77

Total return	9.43%[e]	(9.41)%	15.42%	6.86%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,443,825	$3,542,254	$2,899,161	$2,477
Ratio of expenses to average net assets[f,g]	0.03%	0.03%	0.05%	0.06%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.38%	0.38%	0.39%	0.39%
Ratio of net investment income to average net assets[g]	1.90%	3.04%	4.16%	4.94%
Portfolio turnover rate[h,i]	4%	10%	16%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 130 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

126	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI EAFE Small-Cap ETF

	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Period from Jun. 29, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$23.85	$25.17	$24.37

Income from investment operations:
Net investment income (loss)[b]	0.36	0.55	(0.00)[c]
Net realized and unrealized gain (loss)[d]	1.94	(1.16)	0.80

Total from investment operations	2.30	(0.61)	0.80

Less distributions from:
Net investment income	(0.37)	(0.52)	—
Net realized gain	—	(0.19)	—
Return of capital	—	(0.00)[c]	—

Total distributions	(0.37)	(0.71)	—

Net asset value, end of period	$25.78	$23.85	$25.17

Total return	9.67%[e]	(2.35)%	3.28%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,022	$8,348	$2,517
Ratio of expenses to average net assets[f,g]	0.03%	0.03%	0.05%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.43%	0.43%	0.43%
Ratio of net investment income (loss) to average net assets[g]	2.91%	2.34%	(0.05)%
Portfolio turnover rate[h,i]	5%	9%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 131 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	127

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ETF
	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012
Net asset value, beginning of period	$58.43	$60.04	$59.53	$52.33	$44.40	$47.15

Income from investment operations:
Net investment income[a]	0.52	1.25	1.25	1.40	1.16	1.10
Net realized and unrealized gain (loss)[c]	2.41	(1.40)	0.47	7.09	7.88	(2.80)

Total from investment operations	2.93	(0.15)	1.72	8.49	9.04	(1.70)

Less distributions from:
Net investment income	(0.55)	(1.46)	(1.21)	(1.29)	(1.11)	(1.05)

Total distributions	(0.55)	(1.46)	(1.21)	(1.29)	(1.11)	(1.05)

Net asset value, end of period	$60.81	$58.43	$60.04	$59.53	$52.33	$44.40

Total return	5.04%[d]	(0.13)%	2.91%	16.29%	20.54%	(3.47)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,324,239	$5,527,311	$6,520,074	$5,822,476	$4,049,961	$2,699,465
Ratio of expenses to average net assets[e]	0.32%	0.33%	0.33%	0.33%	0.34%	0.34%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 9)[e]	0.32%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	1.76%[b]	2.23%	2.09%	2.46%	2.34%	2.53%
Portfolio turnover rate[f]	2%	5%	6%	5%	6%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the positive effect of foreign withholding tax claims, net of the associated IRS compliance fees and professional fees (See Note 9), which resulted in the following increases for the six months ended January 31, 2017:
•	Ratio of net investment income to average net assets by 0.02%.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2017, the years ended July 31, 2016, July 31, 2015, July 31, 2014 and July 31, 2013 were 2%, 5%, 5%, 5% and 5%, respectively. See Note 4.

See notes to financial statements.

128	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex U.S. ETF
	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012
Net asset value, beginning of period	$40.66	$44.18	$47.49	$42.46	$37.35	$43.97

Income from investment operations:
Net investment income[a]	0.34	1.06	1.15	1.38	1.15	1.16
Net realized and unrealized gain (loss)[b]	1.22	(3.54)	(3.31)	5.12	5.05	(6.59)

Total from investment operations	1.56	(2.48)	(2.16)	6.50	6.20	(5.43)

Less distributions from:
Net investment income	(0.39)	(1.04)	(1.15)	(1.47)	(1.09)	(1.19)

Total distributions	(0.39)	(1.04)	(1.15)	(1.47)	(1.09)	(1.19)

Net asset value, end of period	$41.83	$40.66	$44.18	$47.49	$42.46	$37.35

Total return	3.83%[c]	(5.52)%	(4.54)%	15.42%	16.74%	(12.24)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,066,161	$1,911,104	$2,023,411	$1,776,267	$1,604,870	$986,147
Ratio of expenses to average net assets[d]	0.32%	0.33%	0.33%	0.33%	0.34%	0.34%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 9)[d]	0.32%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[d]	1.67%[e]	2.67%	2.55%	3.00%	2.76%	3.04%
Portfolio turnover rate[f]	4%	11%	6%	8%	7%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 9), which resulted in the following increases for the six months ended January 31, 2017:
•	Ratio of net investment income to average net assets by 0.03%.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2017, the years ended July 31, 2016, July 31, 2015, July 31, 2014 and July 31, 2013 were 3%, 7%, 4%, 6% and 6%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	129

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE ETF
	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012
Net asset value, beginning of period	$58.27	$64.91	$66.89	$60.17	$50.29	$58.87

Income from investment operations:
Net investment income[a]	0.51	1.73 [b]	1.83 [b]	2.29	1.68	1.70
Net realized and unrealized gain (loss)[c]	1.44	(6.69)	(2.11)	6.66	9.96	(8.56)

Total from investment operations	1.95	(4.96)	(0.28)	8.95	11.64	(6.86)

Less distributions from:
Net investment income	(0.60)	(1.68)	(1.70)	(2.23)	(1.76)	(1.72)

Total distributions	(0.60)	(1.68)	(1.70)	(2.23)	(1.76)	(1.72)

Net asset value, end of period	$59.62	$58.27	$64.91	$66.89	$60.17	$50.29

Total return	3.38%[d]	(7.54)%[b]	(0.41)%[b]	14.89%	23.39%	(11.54)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$62,206,912	$59,853,751	$61,459,174	$55,102,208	$42,058,837	$34,426,719
Ratio of expenses to average net assets[e]	0.32%	0.33%	0.34%	0.33%	0.34%	0.34%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 9)[e]	n/a	0.33%	0.33%	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	1.74%	2.99%[b]	2.84%[b]	3.47%	2.95%	3.32%
Portfolio turnover rate[f]	1%	3%	2%	5%	3%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 9), which resulted in the following increases for the years ended July 31, 2016 and July 31, 2015, respectively:
•	Net investment income per share by $0.02 and $0.06, respectively.
•	Total return by 0.03% and 0.07%, respectively.
•	Ratio of net investment income to average net assets by 0.04% and 0.08%, respectively.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

130	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Small-Cap ETF
	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012
Net asset value, beginning of period	$51.00	$51.44	$51.45	$44.67	$35.98	$42.77

Income from investment operations:
Net investment income[a]	0.42 [b]	1.20	1.12	1.09	1.05	1.04
Net realized and unrealized gain (loss)[c]	1.08	(0.54)	0.11	6.93	8.96	(6.67)

Total from investment operations	1.50	0.66	1.23	8.02	10.01	(5.63)

Less distributions from:
Net investment income	(0.73)	(1.10)	(1.24)	(1.24)	(1.32)	(1.16)

Total distributions	(0.73)	(1.10)	(1.24)	(1.24)	(1.32)	(1.16)

Net asset value, end of period	$51.77	$51.00	$51.44	$51.45	$44.67	$35.98

Total return	3.02%[b,d]	1.35%	2.55%	18.03%	28.21%	(13.06)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,522,746	$5,967,131	$5,184,949	$4,043,615	$2,179,747	$1,388,891
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 9)[e]	0.40%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	1.62%[b]	2.44%	2.26%	2.15%	2.53%	2.81%
Portfolio turnover rate[f]	5%	17%	13%	17%	12%	16%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 9), which resulted in the following increases for the six months ended January 31, 2017:
•	Net investment income per share by $0.01.
•	Total return by 0.02%.
•	Ratio of net investment income to average net assets by 0.04%.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	131

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Adaptive Currency Hedged MSCI EAFE	Non-diversified
Currency Hedged MSCI ACWI	Non-diversified
Currency Hedged MSCI ACWI ex U.S.	Non-diversified
Currency Hedged MSCI EAFE	Non-diversified
Currency Hedged MSCI EAFE Small-Cap	Non-diversified

iShares ETF	Diversification Classification
MSCI ACWI	Diversified
MSCI ACWI ex U.S.	Diversified
MSCI EAFE	Diversified
MSCI EAFE Small-Cap	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Currently each currency hedged fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements and schedules of investments for the underlying funds are included in this report and should be read in conjunction with the financial statements of the currency hedged funds.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

132	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated forward exchange rates are used for contracts with interim settlement dates for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

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The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. However, the iShares Adaptive Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI ACWI ETF, iShares Currency Hedged MSCI ACWI ex U.S. ETF, iShares Currency Hedged MSCI EAFE ETF and iShares Currency Hedged MSCI EAFE Small-Cap ETF have elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on

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stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or

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prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Currency Hedged MSCI ACWI ex U.S.
JPMorgan Securities LLC	$15,511,510	$15,511,510	$—

	$15,511,510	$15,511,510	$—

MSCI ACWI
Barclays Capital Inc.	$3,235,173	$3,235,173	$—
BNP Paribas Prime Brokerage International Ltd.	4,818,684	4,818,684	—
Citigroup Global Markets Inc.	3,522,095	3,522,095	—
Credit Suisse Securities (USA) LLC	6,988,854	6,988,854	—
Deutsche Bank AG	627,255	627,255	—
Deutsche Bank Securities Inc.	1,575,971	1,575,971	—
Goldman Sachs & Co.	27,974,158	27,974,158	—
HSBC Bank PLC	1,879,314	1,879,314	—
Jefferies LLC	201,584	201,584	—
JPMorgan Securities LLC	13,528,265	13,528,265	—
Merrill Lynch, Pierce, Fenner & Smith	952,237	952,237	—
Morgan Stanley & Co. LLC	32,120,913	32,120,913	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	5,532,472	5,532,472	—
Nomura Securities International Inc.	275,111	275,111	—
SG Americas Securities LLC	141,167	141,167	—
State Street Bank & Trust Company	17,721,087	17,721,087	—
UBS AG	796,502	796,502	—
UBS Securities LLC	226,834	226,834	—
Wells Fargo Securities LLC	70,527	70,527	—

	$122,188,203	$122,188,203	—

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iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
MSCI ACWI ex U.S.
BNP Paribas Prime Brokerage International Ltd.	$452,896	$452,896	$—
Citigroup Global Markets Inc.	1,019,660	1,019,660	—
Credit Suisse Securities (USA) LLC	2,332,573	2,332,573	—
Deutsche Bank Securities Inc.	1,044,803	1,044,803	—
Goldman Sachs & Co.	2,781,646	2,781,646	—
HSBC Bank PLC	159,811	159,811	—
JPMorgan Securities LLC	1,546,703	1,546,703	—
Merrill Lynch, Pierce, Fenner & Smith	746,088	746,088	—
Morgan Stanley & Co. International PLC	689,576	689,576	—
Morgan Stanley & Co. LLC	17,659,324	17,659,324	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,763,224	3,763,224	—
SG Americas Securities LLC	591,577	591,577	—
State Street Bank & Trust Company	4,439,192	4,439,192	—
Wells Fargo Securities LLC	15,478	15,478	—

	$37,242,551	$37,242,551	$—

MSCI EAFE
Barclays Capital Inc.	$2,713,302	$2,713,302	$—
BNP Paribas Prime Brokerage Inc.	7,056,060	7,056,060	—
Citigroup Global Markets Inc.	4,819,355	4,758,787	(60,568)
Credit Suisse Securities (USA) LLC	80,118,039	80,118,039	—
Deutsche Bank Securities Inc.	2,280,518	2,280,518	—
Goldman Sachs & Co.	106,583,741	106,583,741	—
HSBC Bank PLC	1,409,646	1,409,646	—
Jefferies LLC	515,520	515,520	—
JPMorgan Securities LLC	38,201,500	38,201,500	—
Merrill Lynch, Pierce, Fenner & Smith	5,143,069	5,143,069	—
Morgan Stanley & Co. LLC	68,412,200	68,412,200	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	753,432	753,432	—
Nomura Securities International Inc.	13,042,967	13,042,967	—
SEB Securities Inc.	6,377,538	6,377,538	—
SG Americas Securities LLC	602,480	602,480	—
State Street Bank & Trust Company	6,908,813	6,908,813	—
Timber Hill LLC	268,414	268,414	—
UBS AG	9,354,717	9,354,717	—
UBS Securities LLC	396,284	396,284	—
Wells Fargo Securities LLC	3,224,126	3,224,126	—

	$358,181,721	$358,121,153	$(60,568)

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iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
MSCI EAFE Small-Cap
Barclays Capital Inc.	$8,892,734	$8,892,734	$—
BMO Capital Markets	145,833	145,833	—
BNP Paribas New York Branch	25,771	25,771	—
Citigroup Global Markets Inc.	18,142,041	18,142,041	—
Credit Suisse Securities (USA) LLC	30,395,533	30,395,533	—
Deutsche Bank Securities Inc.	22,770,565	22,770,565	—
Goldman Sachs & Co.	108,298,893	108,298,893	—
HSBC Bank PLC	3,565,817	3,565,817	—
Jefferies LLC	1,237,132	1,237,132	—
JPMorgan Securities LLC	30,067,815	30,067,815	—
Macquarie Bank Limited	5,587,463	5,587,463	—
Merrill Lynch, Pierce, Fenner & Smith	16,033,504	16,033,504	—
Mizuho Securities USA Inc.	563,180	563,180	—
Morgan Stanley & Co. LLC	102,812,170	102,812,170	—
National Financial Services LLC	8,788	8,788	—
Nomura Securities International Inc.	7,413,405	7,413,405	—
Scotia Capital (USA) Inc.	662,269	662,269	—
SEB Securities Inc.	5,878,899	5,878,899	—
SG Americas Securities LLC	3,063,950	3,063,950	—
State Street Bank & Trust Company	26,057,946	26,057,946	—
UBS AG	22,395,416	22,395,416	—
UBS Securities LLC	11,306,983	11,306,983	—
Wells Fargo Securities LLC	362,234	362,234	—

	$425,688,341	$425,688,341	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares Adaptive Currency Hedged MSCI EAFE ETF, BFA is entitled to an annual investment advisory fee of 0.38% based on the average daily net assets of the Fund. In addition, the Fund may pay its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to reduce the investment advisory fee for the Fund through November 30, 2020 so that the investment advisory fee is equal to the acquired fund fees and expenses that would have been experienced by the Fund related to its investments in the iShares MSCI EAFE ETF (“EFA”), after taking into account any fee waivers by EFA, plus 0.03%.

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For its investment advisory services to the iShares Currency Hedged MSCI ACWI ETF, BFA is entitled to an annual investment advisory fee of 0.38% based on the average daily net assets of the Fund. In addition, the Fund may pay acquired fund fees and expenses. BFA has contractually agreed to reduce the investment advisory fee for the Fund through November 30, 2020 so that the investment advisory fee is equal to the acquired fund fees and expenses that would have been experienced by the Fund related to its investment in the iShares MSCI ACWI ETF (“ACWI”), after taking into account any fee waivers by ACWI, plus 0.03%.

For its investment advisory services to the iShares Currency Hedged MSCI ACWI ex U.S. ETF, BFA is entitled to an annual investment advisory fee of 0.38% based on the average daily net assets of the Fund. In addition, the Fund may pay acquired fund fees and expenses. BFA has contractually agreed to reduce the investment advisory fee for the Fund through November 30, 2020 so that the investment advisory fee is equal to the acquired fund fees and expenses that would have been experienced by the Fund related to its investment in the iShares MSCI ACWI ex U.S. ETF (“ACWX”), after taking into account any fee waivers by ACWX, plus 0.03%.

For its investment advisory services to the iShares Currency Hedged MSCI EAFE ETF, BFA is entitled to an annual investment advisory fee of 0.38% based on the average daily net assets of the Fund. In addition, the Fund may pay acquired fund fees and expenses. BFA has contractually agreed to reduce the investment advisory fee through November 30, 2020 so that the investment advisory fee is equal to the acquired fund fees and expenses that would have been experienced by the Fund related to its investment in the iShares MSCI EAFE ETF (“EFA”), after taking into account any fee waivers by EFA, plus 0.03%.

For its investment advisory services to the iShares Currency Hedged MSCI EAFE Small-Cap ETF, BFA is entitled to an annual investment advisory fee of 0.43% based on the average daily net assets of the Fund. In addition, the Fund may pay acquired fund fees and expenses. BFA has contractually agreed to reduce the investment advisory fee for the Fund through November 30, 2020 so that the investment advisory fee is equal to the acquired fund fees and expenses that would have been experienced by the Fund related to its investment in the iShares MSCI EAFE Small-Cap ETF (“SCZ”), taking into account any fee waivers by SCZ, plus 0.03%.

For its investment advisory services to each of the iShares MSCI ACWI, iShares MSCI ACWI ex U.S. and iShares MSCI EAFE ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.350%	First $30 billion
0.320	Over $30 billion, up to and including $60 billion
0.280	Over $60 billion, up to and including $90 billion
0.252	Over $90 billion

In addition, each of the iShares MSCI ACWI and iShares MSCI ACWI ex U.S. ETFs may pay acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fees for each of the iShares MSCI ACWI and iShares MSCI ACWI ex U.S. ETFs through November 30, 2021 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

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For its investment advisory services to the iShares MSCI EAFE Small-Cap ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4000%		First $12 billion
0.3800	[a]	Over $12 billion, up to and including $18 billion
0.3610	[a]	Over $18 billion, up to and including $24 billion
0.3430	[a]	Over $24 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Currency Hedged MSCI ACWI	$58
Currency Hedged MSCI ACWI ex U.S.	697
Currency Hedged MSCI EAFE	7,617
MSCI ACWI	177,859
MSCI ACWI ex U.S.	67,116
MSCI EAFE	811,696
MSCI EAFE Small-Cap	1,727,393

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

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Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI ACWI	$16,549,573	$16,920,411
MSCI ACWI ex U.S.	7,223,797	3,251,710
MSCI EAFE	77,626,879	38,614,073
MSCI EAFE Small-Cap	6,769,012	110,678,561

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2017 were as follows:

iShares ETF	Purchases	Sales
Adaptive Currency Hedged MSCI EAFE	$123,819	$97,860
Currency Hedged MSCI ACWI	69,918	54,557
Currency Hedged MSCI ACWI ex U.S.	1,335,243	1,519,409
Currency Hedged MSCI EAFE	283,201,481	142,478,016
Currency Hedged MSCI EAFE Small-Cap	880,847	406,953
MSCI ACWI	150,916,962	102,364,149
MSCI ACWI ex U.S.	89,663,547	74,243,196
MSCI EAFE	1,081,511,393	305,438,476
MSCI EAFE Small-Cap	367,884,213	304,882,236

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In-kind transactions (see Note 4) for the six months ended January 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI ACWI	$1,253,742	$—
Currency Hedged MSCI ACWI ex U.S.	53,004,893	—
Currency Hedged MSCI EAFE	766,062,407	1,101,067,420
MSCI ACWI	792,781,670	266,921,662
MSCI ACWI ex U.S.	325,614,060	250,171,214
MSCI EAFE	1,764,030,827	1,288,192,974
MSCI EAFE Small-Cap	440,189,661	76,580,691

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts, in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

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The following table shows the value of futures contracts held by the iShares MSCI EAFE ETF as of January 31, 2017 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[a]	$5,574,913

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares MSCI EAFE ETF during the six months ended January 31, 2017 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$51,710,041	$(16,299,944)

The following table shows the average quarter-end balances of open futures contracts for the iShares MSCI EAFE ETF for the six months ended January 31, 2017:

Average value of contracts purchased	$384,348,861

6.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Non-deliverable forward currency contracts are settled with the counterparty in cash without the delivery of foreign currency. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

NOTES TO FINANCIAL STATEMENTS	143

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the value of forward currency contracts held as of January 31, 2017 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Adaptive Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI ACWI ETF	iShares Currency Hedged MSCI ACWI ex U.S. ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized appreciation	$5,996	$9,983	$463,866

		iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized appreciation (depreciation)		$34,538,381	$95,952

Liabilities
	iShares Adaptive Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI ACWI ETF	iShares Currency Hedged MSCI ACWI ex U.S. ETF
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized appreciation	$56,061	$44,251	$1,994,806

		iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized appreciation (depreciation)		$138,258,781	$382,796

144	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the realized and unrealized gains (losses) on forward currency contracts held during the six months ended January 31, 2017 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Adaptive Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI ACWI ETF	iShares Currency Hedged MSCI ACWI ex U.S. ETF
Forward currency contracts:
Foreign currency transactions	$87,106	$44,018	$214,694

		iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF
Forward currency contracts:
Foreign currency transactions		$241,117,873	$747,902

	Net Change in Unrealized Appreciation/Depreciation
	iShares Adaptive Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI ACWI ETF	iShares Currency Hedged MSCI ACWI ex U.S. ETF
Forward currency contracts:
Forward currency contracts	$(46,770)	$(30,911)	$(1,517,865)

		iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF
Forward currency contracts:
Forward currency contracts		$(93,182,733)	$(259,132)

NOTES TO FINANCIAL STATEMENTS	145

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the average quarter-end balances of outstanding forward currency contracts for the six months ended January 31, 2017:

	iShares Adaptive Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI ACWI ETF	iShares Currency Hedged MSCI ACWI ex U.S. ETF
Average amounts purchased in U.S. dollars	$1,525,556	$757,207	$19,218,911
Average amounts sold in U.S. dollars	2,971,491	1,498,967	38,601,829
		iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF
Average amounts purchased in U.S. dollars		$3,751,094,049	$9,015,603
Average amounts sold in U.S. dollars		7,166,306,464	17,740,286

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. In order to better define their contractual rights and to secure rights that will help the Funds to mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Funds generally do not require collateral. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

146	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table presents the exposure of the open forward currency contracts that are subject to potential offset in the statements of assets and liabilities as of January 31, 2017:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
iShares Adaptive Currency Hedged MSCI EAFE ETF
Forward currency contracts	$5,996	$(5,996)	$—

iShares Currency Hedged MSCI ACWI ETF
Forward currency contracts	$9,983	$(9,983)	$—

iShares Currency Hedged MSCI ACWI ex U.S. ETF
Forward currency contracts	$463,866	$(463,866)	$—

iShares Currency Hedged MSCI EAFE ETF
Forward currency contracts	$34,538,381	$(34,538,381)	$—

iShares Currency Hedged MSCI EAFE Small-Cap ETF
Forward currency contracts	$95,952	$(95,840)	$112

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
iShares Adaptive Currency Hedged MSCI EAFE ETF
Forward currency contracts	$56,061	$(5,996)	$50,065

iShares Currency Hedged MSCI ACWI ETF
Forward currency contracts	$44,251	$(9,983)	$34,268

iShares Currency Hedged MSCI ACWI ex U.S. ETF
Forward currency contracts	$1,994,806	$(463,866)	$1,530,940

iShares Currency Hedged MSCI EAFE ETF
Forward currency contracts	$138,258,781	$(34,538,381)	$103,720,400

iShares Currency Hedged MSCI EAFE Small-Cap ETF
Forward currency contracts	$382,796	$(95,840)	$286,956

7.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

NOTES TO FINANCIAL STATEMENTS	147

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by a fund issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further

148	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2016, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Adaptive Currency Hedged MSCI EAFE	$62,392	$—	$—	$—	$62,392
MSCI ACWI	131,258,397	568,319	5,090,715	6,821,554	143,738,985
MSCI ACWI ex U.S.	57,604,936	450,894	7,365,062	7,522,978	72,943,870
MSCI EAFE	1,977,863,038	587,985,426	1,597,347,728	896,354,758	5,059,550,950
MSCI EAFE Small-Cap	9,856,860	—	7,305,376	—	17,162,236

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	149

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

9.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI ACWI, iShares MSCI ACWI ex U.S., iShares MSCI EAFE and iShares MSCI EAFE Small-Cap ETFs intend to file claims to recover taxes withheld on dividend income by certain jurisdictions in the European Union on the basis that those jurisdictions had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded a receivable for all recoverable taxes withheld by Finland (and additionally taxes withheld by Sweden for the iShares MSCI EAFE ETF) based upon recent favorable determinations issued by the tax authorities in the applicable member states. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Funds continue to evaluate developments in Finland and/or Sweden, as applicable, for potential impacts to the receivables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims resulting in the recovery of foreign withholding taxes were approved by the Board as appropriate expenses of the Funds.

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid in the current year, each of the iShares MSCI ACWI ex U.S., iShares MSCI EAFE and iShares MSCI EAFE Small-Cap ETFs will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

The iShares MSCI ACWI ETF plans to seek a closing agreement with the IRS to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund (on behalf of its shareholders) paying a compliance fee to the IRS representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed as a payable for “IRS compliance fee for foreign withholding tax claims” in the statement of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

150	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Adaptive Currency Hedged MSCI EAFE	$0.251616	$—	$0.000014	$0.251630	100%	—%	0%[a]		100%
Currency Hedged MSCI ACWI	0.218544	—	0.013606	0.232150	94	—	6		100
Currency Hedged MSCI ACWI ex U.S.	0.192307	—	0.001599	0.193906	99	—	1		100
Currency Hedged MSCI EAFE	0.255770	0.080575	0.000015	0.336360	76	24	0	[a]	100
MSCI ACWI	0.520511	—	0.032655	0.553166	94	—	6		100
MSCI ACWI ex U.S.	0.386670	—	0.003211	0.389881	99	—	1		100
MSCI EAFE	0.596139	—	0.000034	0.596173	100	—	0	[a]	100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	151

Notes:

152	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	153

Notes:

154	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-703-0117

JANUARY 31, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core Conservative Allocation ETF | AOK | NYSE Arca
➢	iShares Core Moderate Allocation ETF | AOM | NYSE Arca
➢	iShares Core Growth Allocation ETF | AOR | NYSE Arca
➢	iShares Core Aggressive Allocation ETF | AOA | NYSE Arca
➢	iShares Morningstar Multi-Asset Income ETF | IYLD | BATS

Fund Performance Overview

iSHARES® CORE CONSERVATIVE ALLOCATION ETF

Performance as of January 31, 2017

The iShares Core Conservative Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a conservative target risk allocation strategy, as represented by the S&P Target Risk Conservative Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was -0.71%, net of fees, while the total return for the Index was -0.77%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.93%	6.83%	6.88%	6.93%	6.83%	6.88%
5 Years	3.98%	3.96%	4.02%	21.54%	21.42%	21.76%
Since Inception	5.29%	5.27%	5.34%	52.90%	52.74%	53.55%

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$992.90	$0.65	$1,000.00	$1,024.60	$0.66	0.13%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying funds in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY ASSET CLASS

As of 1/31/17

Asset Class	Percentage of Total Investments*

Domestic Fixed Income	58.20%
Domestic Equity	17.10
International Equity	14.44
International Fixed Income	10.26

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 1/31/17

Security	Percentage of Total Investments*

iShares Core Total USD Bond Market ETF	34.86%
iShares Core S&P 500 ETF	15.25
iShares U.S. Treasury Bond ETF	13.43
iShares Core International Aggregate Bond ETF	10.26
iShares U.S. Credit Bond ETF	9.91

TOTAL	83.71%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE MODERATE ALLOCATION ETF

Performance as of January 31, 2017

The iShares Core Moderate Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a moderate target risk allocation strategy, as represented by the S&P Target Risk Moderate Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 0.15%, net of fees, while the total return for the Index was 0.11%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.48%	8.39%	8.44%	8.48%	8.39%	8.44%
5 Years	5.21%	5.17%	5.27%	28.90%	28.67%	29.25%
Since Inception	6.25%	6.22%	6.33%	64.79%	64.50%	65.77%

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,001.50	$0.66	$1,000.00	$1,024.60	$0.66	0.13%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying funds in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY ASSET CLASS

As of 1/31/17

Asset Class	Percentage of Total Investments*

Domestic Fixed Income	49.52%
Domestic Equity	22.64
International Equity	19.11
International Fixed Income	8.73

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 1/31/17

Security	Percentage of Total Investments*

iShares Core Total USD Bond Market ETF	29.67%
iShares Core S&P 500 ETF	20.19
iShares U.S. Treasury Bond ETF	11.43
iShares Core MSCI Europe ETF	8.96
iShares Core International Aggregate Bond ETF	8.73

TOTAL	78.98%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CORE GROWTH ALLOCATION ETF

Performance as of January 31, 2017

The iShares Core Growth Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a growth allocation target risk strategy, as represented by the S&P Target Risk Growth Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 1.87%, net of fees, while the total return for the Index was 1.86%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.60%	11.60%	11.61%	11.60%	11.60%	11.61%
5 Years	7.26%	7.26%	7.35%	41.98%	41.94%	42.56%
Since Inception	8.14%	8.14%	8.24%	90.62%	90.56%	92.00%

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,018.70	$0.66	$1,000.00	$1,024.60	$0.66	0.13%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying funds in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY ASSET CLASS

As of 1/31/17

Asset Class	Percentage of Total Investments*

Domestic Equity	33.47%
Domestic Fixed Income	32.54
International Equity	28.25
International Fixed Income	5.74

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 1/31/17

Security	Percentage of Total Investments*

iShares Core S&P 500 ETF	29.85%
iShares Core Total USD Bond Market ETF	19.49
iShares Core MSCI Europe ETF	13.25
iShares Core MSCI Pacific ETF	9.29
iShares U.S. Treasury Bond ETF	7.51

TOTAL	79.39%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® CORE AGGRESSIVE ALLOCATION ETF

Performance as of January 31, 2017

The iShares Core Aggressive Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent an aggressive target risk allocation strategy, as represented by the S&P Target Risk Aggressive Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 3.60%, net of fees, while the total return for the Index was 3.62%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.74%	14.74%	14.81%	14.74%	14.74%	14.81%
5 Years	9.13%	9.12%	9.24%	54.79%	54.71%	55.53%
Since Inception	10.14%	10.14%	10.28%	121.78%	121.70%	123.89%

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,036.00	$0.67	$1,000.00	$1,024.60	$0.66	0.13%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying funds in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY ASSET CLASS

As of 1/31/17

Asset Class	Percentage of Total Investments*

Domestic Equity	43.99%
International Equity	37.14
Domestic Fixed Income	16.04
International Fixed Income	2.83

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 1/31/17

Security	Percentage of Total Investments*

iShares Core S&P 500 ETF	39.23%
iShares Core MSCI Europe ETF	17.42
iShares Core MSCI Pacific ETF	12.21
iShares Core Total USD Bond Market ETF	9.61
iShares Core MSCI Emerging Markets ETF	7.51

TOTAL	85.98%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR MULTI-ASSET INCOME ETF

Performance as of January 31, 2017

The iShares Morningstar Multi-Asset Income ETF (the “Fund”) seeks to track the investment results of an index composed of underlying equity, fixed income and other income funds that collectively seek to deliver high current income while providing an opportunity for capital appreciation, as represented by the Morningstar® Multi-Asset High Income IndexSM (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 0.23%, net of fees, while the total return for the Index was 0.17%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.60%	13.29%	12.65%	12.60%	13.29%	12.65%
Since Inception	5.17%	5.16%	5.13%	27.56%	27.56%	27.33%

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/5/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,002.30	$1.16	$1,000.00	$1,024.00	$1.17	0.23%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying funds in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY ASSET CLASS

As of 1/31/17

Asset Class	Percentage of Total Investments*

Investment Grade Bonds	24.79%
Non-Investment Grade Bonds	19.99
International Equity	15.72
Domestic Real Estate	14.69
Domestic Equity	9.97
Mortgage-Backed Securities	9.72
International Fixed Income	5.12

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 1/31/17

Security	Percentage of Total Investments*

iShares iBoxx $ High Yield Corporate Bond ETF	19.99%
iShares International Select Dividend ETF	15.72
iShares iBoxx $ Investment Grade Corporate Bond ETF	14.79
iShares Mortgage Real Estate Capped ETF	14.69
iShares 10+ Year Credit Bond ETF	10.00

TOTAL	75.19%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2016 and held through January 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE CONSERVATIVE ALLOCATION ETF

January 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.86%

DOMESTIC EQUITY — 17.08%
iShares Core S&P 500 ETF[a]	213,518	$48,880,676
iShares Core S&P Mid-Cap ETF[a]	24,421	4,106,879
iShares Core S&P Small-Cap ETF[a]	26,664	1,822,751

		54,810,306
DOMESTIC FIXED INCOME — 58.11%
iShares Core Total USD Bond Market ETF[a]	2,224,577	111,740,503
iShares U.S. Credit Bond ETF[a]	290,561	31,746,695
iShares U.S. Treasury Bond ETF[a]	1,721,012	43,042,510

		186,529,708
INTERNATIONAL EQUITY — 14.42%
iShares Core MSCI Emerging Markets ETF[a,b]	206,876	9,359,070
iShares Core MSCI Europe ETF[a]	517,793	21,700,705
iShares Core MSCI Pacific ETF[a]	299,388	15,208,910

		46,268,685
INTERNATIONAL FIXED INCOME — 10.25%
iShares Core International Aggregate Bond ETF[a]	641,700	32,887,895

		32,887,895

TOTAL INVESTMENT COMPANIES
(Cost: $320,775,816)		320,496,594

SHORT-TERM INVESTMENTS — 3.13%

MONEY MARKET FUNDS — 3.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	9,534,123	9,536,984
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	519,792	519,792

		10,056,776

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,056,776)		10,056,776

TOTAL INVESTMENTS IN SECURITIES — 102.99%
(Cost: $330,832,592)[f]		330,553,370
Other Assets, Less Liabilities — (2.99)%		(9,587,734)

NET ASSETS — 100.00%		$320,965,636

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $331,047,823. Net unrealized depreciation was $494,453, of which $6,072,260 represented gross unrealized appreciation on securities and $6,566,713 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE CONSERVATIVE ALLOCATION ETF

January 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased		Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares Core International Aggregate Bond ETF	554,005	199,011		(111,316)	641,700	$32,887,895	$401,625	$73,535
iShares Core MSCI Emerging Markets ETF	201,054	62,726		(56,904)	206,876	9,359,070	128,559	85,636
iShares Core MSCI Europe ETF	466,032	151,842		(100,081)	517,793	21,700,705	193,318	5,675
iShares Core MSCI Pacific ETF	283,848	89,786		(74,246)	299,388	15,208,910	254,700	206,130
iShares Core S&P 500 ETF	198,422	63,465		(48,369)	213,518	48,880,676	533,345	2,786,398
iShares Core S&P Mid-Cap ETF	24,362	7,509		(7,450)	24,421	4,106,879	39,401	176,448
iShares Core S&P Small-Cap ETF	13,172	18,080	[a]	(4,588)	26,664	1,822,751	12,710	60,401
iShares Core Total USD Bond Market ETF	1,903,994	706,483		(385,900)	2,224,577	111,740,503	1,401,917	60,353
iShares U.S. Credit Bond ETF	259,487	84,906		(53,832)	290,561	31,746,695	484,712	33,553
iShares U.S. Treasury Bond ETF	1,460,393	559,173		(298,554)	1,721,012	43,042,510	276,467	2,338

						$320,496,594	$3,726,754	$3,490,467

[a]	Includes 14,012 shares received from a two-for-one stock split.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$320,496,594	$—	$—	$320,496,594
Money market funds	10,056,776	—	—	10,056,776

Total	$330,553,370	$—	$—	$330,553,370

See notes to financial statements.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE MODERATE ALLOCATION ETF

January 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.83%

DOMESTIC EQUITY — 22.60%
iShares Core S&P 500 ETF[a]	532,358	$121,872,717
iShares Core S&P Mid-Cap ETF[a]	60,887	10,239,367
iShares Core S&P Small-Cap ETF[a]	66,488	4,545,119

		136,657,203
DOMESTIC FIXED INCOME — 49.44%
iShares Core Total USD Bond Market ETF[a]	3,565,552	179,097,677
iShares U.S. Credit Bond ETF[a]	465,717	50,884,240
iShares U.S. Treasury Bond ETF[a]	2,758,435	68,988,459

		298,970,376
INTERNATIONAL EQUITY — 19.07%
iShares Core MSCI Emerging Markets ETF[a,b]	515,797	23,334,656
iShares Core MSCI Europe ETF[a,b]	1,290,983	54,105,097
iShares Core MSCI Pacific ETF[a]	746,447	37,919,508

		115,359,261
INTERNATIONAL FIXED INCOME — 8.72%
iShares Core International Aggregate Bond ETF[a]	1,028,513	52,712,526

		52,712,526

TOTAL INVESTMENT COMPANIES
(Cost: $601,017,770)		603,699,366

SHORT-TERM INVESTMENTS — 4.53%

MONEY MARKET FUNDS — 4.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	26,280,534	26,288,418
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	1,102,445	1,102,445

		27,390,863

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,390,113)		27,390,863

TOTAL INVESTMENTS IN SECURITIES — 104.36%
(Cost: $628,407,883)[f]		631,090,229
Other Assets, Less Liabilities — (4.36)%		(26,383,364)

NET ASSETS — 100.00%		$604,706,865

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $629,134,871. Net unrealized appreciation was $1,955,358, of which $11,017,249 represented gross unrealized appreciation on securities and $9,061,891 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MODERATE ALLOCATION ETF

January 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares Core International Aggregate Bond ETF	868,700	404,568	(244,755)	1,028,513	$52,712,526	$668,669	$150,879
iShares Core MSCI Emerging Markets ETF	490,409	193,130	(167,742)	515,797	23,334,656	348,242	337,682
iShares Core MSCI Europe ETF	1,136,679	475,700	(321,396)	1,290,983	54,105,097	523,642	389,892
iShares Core MSCI Pacific ETF	692,318	277,975	(223,846)	746,447	37,919,508	689,906	575,113
iShares Core S&P 500 ETF	483,967	197,475	(149,084)	532,358	121,872,717	1,357,744	3,580,707
iShares Core S&P Mid-Cap ETF	59,428	22,925	(21,466)	60,887	10,239,367	99,848	415,565
iShares Core S&P Small-Cap ETF	32,159	48,415[a]	(14,086)	66,488	4,545,119	32,604	206,899
iShares Core Total USD Bond Market ETF	2,985,436	1,428,360	(848,244)	3,565,552	179,097,677	2,195,420	297,609
iShares U.S. Credit Bond ETF	406,884	171,375	(112,542)	465,717	50,884,240	762,230	182,408
iShares U.S. Treasury Bond ETF	2,289,863	1,124,594	(656,022)	2,758,435	68,988,459	433,770	132,741

					$603,699,366	$7,112,075	$6,269,495

[a]	Includes 35,890 shares received from a two-for-one stock split.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$603,699,366	$—	$—	$603,699,366
Money market funds	27,390,863	—	—	27,390,863

Total	$631,090,229	$—	$—	$631,090,229

See notes to financial statements.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE GROWTH ALLOCATION ETF

January 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.84%

DOMESTIC EQUITY — 33.41%
iShares Core S&P 500 ETF[a,b]	1,122,187	$256,902,270
iShares Core S&P Mid-Cap ETF[a]	128,348	21,584,283
iShares Core S&P Small-Cap ETF[a]	140,128	9,579,150

		288,065,703
DOMESTIC FIXED INCOME — 32.49%
iShares Core Total USD Bond Market ETF[a]	3,340,503	167,793,466
iShares U.S. Credit Bond ETF[a]	436,311	47,671,340
iShares U.S. Treasury Bond ETF[a]	2,584,328	64,634,043

		280,098,849
INTERNATIONAL EQUITY — 28.21%
iShares Core MSCI Emerging Markets ETF[a,b]	1,087,294	49,189,181
iShares Core MSCI Europe ETF[a,b]	2,721,372	114,052,701
iShares Core MSCI Pacific ETF[a,b]	1,573,513	79,934,460

		243,176,342
INTERNATIONAL FIXED INCOME — 5.73%
iShares Core International Aggregate Bond ETF[a,b]	963,599	49,385,605

		49,385,605

TOTAL INVESTMENT COMPANIES
(Cost: $849,118,857)		860,726,499

SHORT-TERM INVESTMENTS — 11.60%

MONEY MARKET FUNDS — 11.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	98,452,324	98,481,859
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	1,536,827	1,536,827

		100,018,686

TOTAL SHORT-TERM INVESTMENTS
(Cost: $100,013,861)		100,018,686

TOTAL INVESTMENTS IN SECURITIES — 111.44%
(Cost: $949,132,718)[f]		960,745,185
Other Assets, Less Liabilities — (11.44)%		(98,614,590)

NET ASSETS — 100.00%		$862,130,595

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $950,389,176. Net unrealized appreciation was $10,356,009, of which $21,530,465 represented gross unrealized appreciation on securities and $11,174,456 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE GROWTH ALLOCATION ETF

January 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares Core International Aggregate Bond ETF	820,353	441,176	(297,930)	963,599	$49,385,605	$655,860	$205,339
iShares Core MSCI Emerging Markets ETF	1,042,821	462,231	(417,758)	1,087,294	49,189,181	779,558	897,793
iShares Core MSCI Europe ETF	2,417,231	1,148,171	(844,030)	2,721,372	114,052,701	1,172,193	1,115,045
iShares Core MSCI Pacific ETF	1,472,211	664,727	(563,425)	1,573,513	79,934,460	1,544,402	1,099,485
iShares Core S&P 500 ETF	1,029,207	471,758	(378,778)	1,122,187	256,902,270	2,920,953	7,772,456
iShares Core S&P Mid-Cap ETF	126,271	54,894	(52,817)	128,348	21,584,283	214,072	955,262
iShares Core S&P Small-Cap ETF	68,314	106,140[a]	(34,326)	140,128	9,579,150	70,402	512,362
iShares Core Total USD Bond Market ETF	2,822,378	1,550,345	(1,032,220)	3,340,503	167,793,466	2,088,094	413,582
iShares U.S. Credit Bond ETF	384,647	186,864	(135,200)	436,311	47,671,340	724,231	260,007
iShares U.S. Treasury Bond ETF	2,164,828	1,217,540	(798,040)	2,584,328	64,634,043	412,194	131,507

					$860,726,499	$10,581,959	$13,362,838

[a]	Includes 76,076 shares received from a two-for-one stock split.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$860,726,499	$—	$—	$860,726,499
Money market funds	100,018,686	—	—	100,018,686

Total	$960,745,185	$—	$—	$960,745,185

See notes to financial statements.

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE AGGRESSIVE ALLOCATION ETF

January 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.88%

DOMESTIC EQUITY — 43.94%
iShares Core S&P 500 ETF[a]	944,774	$216,287,112
iShares Core S&P Mid-Cap ETF[a]	108,062	18,172,787
iShares Core S&P Small-Cap ETF[a]	118,007	8,066,958

		242,526,857
DOMESTIC FIXED INCOME — 16.02%
iShares Core Total USD Bond Market ETF[a]	1,054,614	52,973,261
iShares U.S. Credit Bond ETF[a]	137,764	15,052,095
iShares U.S. Treasury Bond ETF[a]	815,899	20,405,634

		88,430,990
INTERNATIONAL EQUITY — 37.09%
iShares Core MSCI Emerging Markets ETF[a,b]	915,372	41,411,429
iShares Core MSCI Europe ETF[a]	2,291,103	96,020,127
iShares Core MSCI Pacific ETF[a]	1,324,735	67,296,538

		204,728,094
INTERNATIONAL FIXED INCOME — 2.83%
iShares Core International Aggregate Bond ETF[a]	304,201	15,590,666

		15,590,666

TOTAL INVESTMENT COMPANIES
(Cost: $532,524,707)		551,276,607

SHORT-TERM INVESTMENTS — 4.95%

MONEY MARKET FUNDS — 4.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	26,595,901	26,603,880
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	740,800	740,800

		27,344,680

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,344,680)		27,344,680

TOTAL INVESTMENTS IN SECURITIES — 104.83%
(Cost: $559,869,387)[f]		578,621,287
Other Assets, Less Liabilities — (4.83)%		(26,686,923)

NET ASSETS — 100.00%		$551,934,364

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $560,537,891. Net unrealized appreciation was $18,083,396, of which $24,228,087 represented gross unrealized appreciation on securities and $6,144,691 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE AGGRESSIVE ALLOCATION ETF

January 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares Core International Aggregate Bond ETF	235,884	97,453	(29,136)	304,201	$15,590,666	$181,078	$19,262
iShares Core MSCI Emerging Markets ETF	798,978	249,884	(133,490)	915,372	41,411,429	561,784	164,993
iShares Core MSCI Europe ETF	1,851,933	659,074	(219,904)	2,291,103	96,020,127	844,749	459,492
iShares Core MSCI Pacific ETF	1,127,946	360,317	(163,528)	1,324,735	67,296,538	1,113,013	297,007
iShares Core S&P 500 ETF	788,499	256,226	(99,951)	944,774	216,287,112	2,184,055	4,927,768
iShares Core S&P Mid-Cap ETF	96,738	29,624	(18,300)	108,062	18,172,787	160,529	301,398
iShares Core S&P Small-Cap ETF	52,298	76,457[a]	(10,748)	118,007	8,066,958	52,421	168,695
iShares Core Total USD Bond Market ETF	810,670	344,938	(100,994)	1,054,614	52,973,261	594,743	36,997
iShares U.S. Credit Bond ETF	110,484	40,507	(13,227)	137,764	15,052,095	205,850	21,852
iShares U.S. Treasury Bond ETF	621,790	272,222	(78,113)	815,899	20,405,634	117,217	17,035

					$551,276,607	$6,015,439	$6,414,499

[a]	Includes 59,776 shares received from a two-for-one stock split.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$551,276,607	$—	$—	$551,276,607
Money market funds	27,344,680	—	—	27,344,680

Total	$578,621,287	$—	$—	$578,621,287

See notes to financial statements.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MULTI-ASSET INCOME ETF

January 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.00%

DOMESTIC EQUITY — 9.97%
iShares Core High Dividend ETF[a]	176,803	$14,435,965
iShares U.S. Preferred Stock ETF[a]	376,785	14,355,508

		28,791,473
DOMESTIC REAL ESTATE — 14.69%
iShares Mortgage Real Estate Capped ETF[a,b]	995,376	42,432,879

		42,432,879
INTERNATIONAL EQUITY — 15.72%
iShares International Select Dividend ETF[a,b]	1,484,056	45,397,273

		45,397,273
INTERNATIONAL FIXED INCOME — 5.12%
iShares Emerging Markets Local Currency Bond ETF[a,c]	334,839	14,776,445

		14,776,445
INVESTMENT GRADE BONDS — 24.79%
iShares 10+ Year Credit Bond ETF[a,b]	489,143	28,869,220
iShares iBoxx $ Investment Grade Corporate Bond ETF[a,b]	363,998	42,715,165

		71,584,385
MORTGAGE-BACKED SECURITIES — 9.72%
iShares MBS ETF[a]	263,790	28,077,808

		28,077,808
NON-INVESTMENT GRADE BONDS — 19.99%
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	660,801	57,714,359

		57,714,359

TOTAL INVESTMENT COMPANIES
(Cost: $293,554,898)		288,774,622

SHORT-TERM INVESTMENTS — 20.25%

MONEY MARKET FUNDS — 20.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	58,455,156	58,472,693

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	3,337	$3,337

		58,476,030

TOTAL SHORT-TERM INVESTMENTS
(Cost: $58,467,791)		58,476,030

TOTAL INVESTMENTS IN SECURITIES — 120.25%
(Cost: $352,022,689)[g]		347,250,652
Other Assets, Less Liabilities — (20.25)%		(58,469,560)

NET ASSETS — 100.00%		$288,781,092

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $353,022,380. Net unrealized depreciation was $5,771,728, of which $3,736,485 represented gross unrealized appreciation on securities and $9,508,213 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MULTI-ASSET INCOME ETF

January 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares 10+ Year Credit Bond ETF	384,046	313,325	(208,228)	489,143	$28,869,220	$661,254	$(1,215,668)
iShares Core High Dividend ETF	145,953	37,124	(6,274)	176,803	14,435,965	223,248	7,640
iShares Emerging Markets Local Currency Bond ETF	271,564	375,324	(312,049)	334,839	14,776,445	—	(1,575,613)
iShares iBoxx $ High Yield Corporate Bond ETF	551,753	145,341	(36,293)	660,801	57,714,359	1,348,335	(221,978)
iShares iBoxx $ Investment Grade Corporate Bond ETF	289,357	81,787	(7,146)	363,998	42,715,165	629,009	(10,468)
iShares Intermediate Credit Bond ETF	209,265	22,095	(231,360)	—	—	46,271	634,367
iShares International Select Dividend ETF	1,201,151	321,684	(38,779)	1,484,056	45,397,273	685,421	(110,286)
iShares MBS ETF	—	265,879	(2,089)	263,790	28,077,808	173,938	(1,749)
iShares Mortgage Real Estate Capped ETF	2,264,661	1,745,557	(3,014,842)[a]	995,376	42,432,879	1,306,795	(127,205)
iShares U.S. Preferred Stock ETF	582,541	111,416	(317,172)	376,785	14,355,508	419,087	(8,413)

					$288,774,622	$5,493,358	$(2,629,373)

[a]	Includes 2,927,659 shares received from a one-for-four reverse stock split.

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$288,774,622	$—	$—	$288,774,622
Money market funds	58,476,030	—	—	58,476,030

Total	$347,250,652	$—	$—	$347,250,652

See notes to financial statements.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2017

	iShares Core Conservative Allocation ETF	iShares Core Moderate Allocation ETF	iShares Core Growth Allocation ETF

ASSETS
Investments in affiliates, at cost:	$330,832,592	$628,407,883	$949,132,718

Investments in affiliated securities, at fair value (including securities on loana) (Note 1):	$330,553,370	$631,090,229	$960,745,185
Receivables:
Securities lending income (Note 1)	892	8,467	25,637
Capital shares sold	—	—	3,499

Total Assets	330,554,262	631,098,696	960,774,321

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	9,536,984	26,287,667	98,466,205
Capital shares redeemed	7,477	14,436	42,134
Investment advisory fees (Note 2)	44,165	89,728	135,387

Total Liabilities	9,588,626	26,391,831	98,643,726

NET ASSETS	$320,965,636	$604,706,865	$862,130,595

Net assets consist of:
Paid-in capital	$318,888,561	$598,947,433	$841,356,040
Undistributed (distributions in excess of) net investment income	96,739	(91,386)	322,390
Undistributed net realized gain	2,259,558	3,168,472	8,839,698
Net unrealized appreciation (depreciation)	(279,222)	2,682,346	11,612,467

NET ASSETS	$320,965,636	$604,706,865	$862,130,595

Shares outstanding[b]	9,800,000	17,000,000	20,950,000

Net asset value per share	$32.75	$35.57	$41.15

[a]	Securities on loan with values of $9,359,070, $25,794,773 and $96,296,363, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2017

	iShares Core Aggressive Allocation ETF	iShares Morningstar Multi-Asset Income ETF

ASSETS
Investments in affiliates, at cost:	$559,869,387	$352,022,689

Investments in affiliated securities, at fair value (including securities on loana) (Note 1):	$578,621,287	$347,250,652
Receivables:
Securities lending income (Note 1)	1,834	37,905
Capital shares sold	—	1,203

Total Assets	578,623,121	347,289,760

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	26,603,880	58,452,595
Capital shares redeemed	2,822	—
Investment advisory fees (Note 2)	82,055	56,073

Total Liabilities	26,688,757	58,508,668

NET ASSETS	$551,934,364	$288,781,092

Net assets consist of:
Paid-in capital	$529,634,951	$306,819,746
Distributions in excess of net investment income	(55,950)	(674,186)
Undistributed net realized gain (accumulated net realized loss)	3,603,463	(12,592,431)
Net unrealized appreciation (depreciation)	18,751,900	(4,772,037)

NET ASSETS	$551,934,364	$288,781,092

Shares outstanding[b]	11,450,000	11,750,000

Net asset value per share	$48.20	$24.58

[a]	Securities on loan with values of $26,034,353 and $57,113,353, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2017

	iShares Core Conservative Allocation ETF	iShares Core Moderate Allocation ETF	iShares Core Growth Allocation ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$3,727,626	$7,114,949	$10,585,338
Securities lending income — affiliated — net (Note 2)	10,231	30,248	111,184

Total investment income	3,737,857	7,145,197	10,696,522

EXPENSES
Investment advisory fees (Note 2)	402,907	747,704	1,074,850

Total expenses	402,907	747,704	1,074,850
Less investment advisory fees waived (Note 2)	(201,262)	(365,950)	(512,340)

Net expenses	201,645	381,754	562,510

Net investment income	3,536,212	6,763,443	10,134,012

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(304,729)	(503,049)	(517,075)
In-kind redemptions — affiliated	3,795,291	6,786,012	13,890,743
Realized gain distributions from affiliated funds	27	176	183

Net realized gain	3,490,589	6,283,139	13,373,851

Net change in unrealized appreciation/depreciation	(9,215,422)	(10,112,083)	(3,729,818)

Net realized and unrealized gain (loss)	(5,724,833)	(3,828,944)	9,644,033

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,188,621)	$2,934,499	$19,778,045

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2017

	iShares Core Aggressive Allocation ETF	iShares Morningstar Multi-Asset Income ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$6,017,114	$5,493,535
Securities lending income — affiliated — net (Note 2)	66,311	316,849

Total investment income	6,083,425	5,810,384

EXPENSES
Investment advisory fees (Note 2)	620,281	336,576

Total expenses	620,281	336,576
Less investment advisory fees waived (Note 2)	(289,715)	(29,105)

Net expenses	330,566	307,471

Net investment income	5,752,859	5,502,913

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(358,032)	(2,810,302)
In-kind redemptions — affiliated	6,799,502	192,788
Realized gain distributions from affiliated funds	73	59,861

Net realized gain (loss)	6,441,543	(2,557,653)

Net change in unrealized appreciation/depreciation	7,596,488	(2,464,353)

Net realized and unrealized gain (loss)	14,038,031	(5,022,006)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,790,890	$480,907

See notes to financial statements.

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core Conservative Allocation ETF		iShares Core Moderate Allocation ETF
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,536,212	$5,037,200	$6,763,443	$9,523,839
Net realized gain	3,490,589	1,758,503	6,283,139	3,721,612
Net change in unrealized appreciation/depreciation	(9,215,422)	4,461,506	(10,112,083)	2,720,977

Net increase (decrease) in net assets resulting from operations	(2,188,621)	11,257,209	2,934,499	15,966,428

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,439,473)	(5,086,107)	(6,854,829)	(9,597,269)

Total distributions to shareholders	(3,439,473)	(5,086,107)	(6,854,829)	(9,597,269)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	93,608,387	112,397,696	221,248,369	348,620,400
Cost of shares redeemed	(55,389,973)	(74,044,885)	(143,786,080)	(184,541,258)

Net increase in net assets from capital share transactions	38,218,414	38,352,811	77,462,289	164,079,142

INCREASE IN NET ASSETS	32,590,320	44,523,913	73,541,959	170,448,301

NET ASSETS
Beginning of period	288,375,316	243,851,403	531,164,906	360,716,605

End of period	$320,965,636	$288,375,316	$604,706,865	$531,164,906

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$96,739	$—	$(91,386)	$—

SHARES ISSUED AND REDEEMED
Shares sold	2,850,000	3,500,000	6,250,000	10,100,000
Shares redeemed	(1,700,000)	(2,350,000)	(4,050,000)	(5,550,000)

Net increase in shares outstanding	1,150,000	1,150,000	2,200,000	4,550,000

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Core Growth Allocation ETF		iShares Core Aggressive Allocation ETF
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,134,012	$15,508,029	$5,752,859	$9,535,169
Net realized gain (loss)	13,373,851	(400,603)	6,441,543	6,419,812
Net change in unrealized appreciation/depreciation	(3,729,818)	(2,038,398)	7,596,488	(14,431,334)

Net increase in net assets resulting from operations	19,778,045	13,069,028	19,790,890	1,523,647

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,811,622)	(15,600,977)	(5,808,809)	(9,583,359)

Total distributions to shareholders	(9,811,622)	(15,600,977)	(5,808,809)	(9,583,359)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	355,489,720	720,997,638	146,154,101	190,613,536
Cost of shares redeemed	(266,411,071)	(411,326,468)	(52,567,820)	(114,454,516)

Net increase in net assets from capital share transactions	89,078,649	309,671,170	93,586,281	76,159,020

INCREASE IN NET ASSETS	99,045,072	307,139,221	107,568,362	68,099,308

NET ASSETS
Beginning of period	763,085,523	455,946,302	444,366,002	376,266,694

End of period	$862,130,595	$763,085,523	$551,934,364	$444,366,002

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$322,390	$—	$(55,950)	$—

SHARES ISSUED AND REDEEMED
Shares sold	8,750,000	18,400,000	3,100,000	4,200,000
Shares redeemed	(6,500,000)	(10,950,000)	(1,100,000)	(2,700,000)

Net increase in shares outstanding	2,250,000	7,450,000	2,000,000	1,500,000

See notes to financial statements.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Multi-Asset Income ETF
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,502,913	$9,949,946
Net realized loss	(2,557,653)	(12,098,096)
Net change in unrealized appreciation/depreciation	(2,464,353)	16,359,883

Net increase in net assets resulting from operations	480,907	14,211,733

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,177,099)	(9,949,946)
From net realized gain	—	(560,014)
Return of capital	—	(1,270,703)

Total distributions to shareholders	(6,177,099)	(11,780,663)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	58,483,601	22,789,516
Cost of shares redeemed	(2,483,068)	(44,207,687)

Net increase (decrease) in net assets from capital share transactions	56,000,533	(21,418,171)

INCREASE (DECREASE) IN NET ASSETS	50,304,341	(18,987,101)

NET ASSETS
Beginning of period	238,476,751	257,463,852

End of period	$288,781,092	$238,476,751

Distributions in excess of net investment income included in net assets at end of period	$(674,186)	$—

SHARES ISSUED AND REDEEMED
Shares sold	2,350,000	950,000
Shares redeemed	(100,000)	(1,900,000)

Net increase (decrease) in shares outstanding	2,250,000	(950,000)

See notes to financial statements.

FINANCIAL STATEMENTS	27

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core Conservative Allocation ETF
	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012
Net asset value, beginning of period	$33.34	$32.51	$32.54	$31.18	$30.08	$29.44

Income from investment operations:
Net investment income[a]	0.36	0.65	0.66	0.64	0.63	0.61
Net realized and unrealized gain (loss)[b]	(0.60)	0.83	(0.03)	1.35	1.09	0.65

Total from investment operations	(0.24)	1.48	0.63	1.99	1.72	1.26

Less distributions from:
Net investment income	(0.35)	(0.65)	(0.66)	(0.63)	(0.62)	(0.62)

Total distributions	(0.35)	(0.65)	(0.66)	(0.63)	(0.62)	(0.62)

Net asset value, end of period	$32.75	$33.34	$32.51	$32.54	$31.18	$30.08

Total return	(0.71)%[c]	4.65%	1.93%	6.42%	5.77%	4.34%

Ratios/Supplemental data:
Net assets, end of period (000s)	$320,966	$288,375	$243,851	$180,591	$135,625	$87,229
Ratio of expenses to average net assets[d,e]	0.13%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[d,e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.19%	2.04%	2.02%	2.00%	2.03%	2.07%
Portfolio turnover rate[f]	2%	12%	83%	6%	8%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its underlying funds.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core Moderate Allocation ETF
	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012
Net asset value, beginning of period	$35.89	$35.19	$34.99	$32.99	$30.95	$30.58

Income from investment operations:
Net investment income[a]	0.41	0.73	0.74	0.71	0.67	0.64
Net realized and unrealized gain (loss)[b]	(0.36)	0.66	0.17	1.98	2.09	0.37

Total from investment operations	0.05	1.39	0.91	2.69	2.76	1.01

Less distributions from:
Net investment income	(0.37)	(0.69)	(0.71)	(0.69)	(0.72)	(0.64)

Total distributions	(0.37)	(0.69)	(0.71)	(0.69)	(0.72)	(0.64)

Net asset value, end of period	$35.57	$35.89	$35.19	$34.99	$32.99	$30.95

Total return	0.15%[c]	4.03%	2.62%	8.19%	9.01%	3.40%

Ratios/Supplemental data:
Net assets, end of period (000s)	$604,707	$531,165	$360,717	$246,701	$186,415	$153,216
Ratio of expenses to average net assets[d,e]	0.13%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[d,e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.26%	2.13%	2.10%	2.07%	2.09%	2.12%
Portfolio turnover rate[f]	2%	12%	83%	9%	7%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its underlying funds.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core Growth Allocation ETF
	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012
Net asset value, beginning of period	$40.81	$40.53	$39.50	$36.40	$32.75	$32.28

Income from investment operations:
Net investment income[a]	0.48	0.90	0.91	0.83	0.78	0.69
Net realized and unrealized gain[b]	0.27	0.19	0.98	3.07	3.65	0.48

Total from investment operations	0.75	1.09	1.89	3.90	4.43	1.17

Less distributions from:
Net investment income	(0.41)	(0.81)	(0.86)	(0.80)	(0.78)	(0.70)

Total distributions	(0.41)	(0.81)	(0.86)	(0.80)	(0.78)	(0.70)

Net asset value, end of period	$41.15	$40.81	$40.53	$39.50	$36.40	$32.75

Total return	1.87%[c]	2.80%	4.82%	10.77%	13.68%	3.75%

Ratios/Supplemental data:
Net assets, end of period (000s)	$862,131	$763,086	$455,946	$306,163	$202,040	$135,916
Ratio of expenses to average net assets[d,e]	0.13%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[d,e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.36%	2.31%	2.25%	2.17%	2.24%	2.17%
Portfolio turnover rate[f]	2%	11%	75%	12%	9%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its underlying funds.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core Aggressive Allocation ETF
	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012
Net asset value, beginning of period	$47.02	$47.33	$45.81	$41.28	$35.25	$35.09

Income from investment operations:
Net investment income[a]	0.55	1.05	1.05	0.97	0.90	0.76
Net realized and unrealized gain (loss)[b]	1.13	(0.38)	1.47	4.48	6.01	0.16

Total from investment operations	1.68	0.67	2.52	5.45	6.91	0.92

Less distributions from:
Net investment income	(0.50)	(0.98)	(1.00)	(0.92)	(0.88)	(0.76)

Total distributions	(0.50)	(0.98)	(1.00)	(0.92)	(0.88)	(0.76)

Net asset value, end of period	$48.20	$47.02	$47.33	$45.81	$41.28	$35.25

Total return	3.60%[c]	1.53%	5.54%	13.24%	19.81%	2.76%

Ratios/Supplemental data:
Net assets, end of period (000s)	$551,934	$444,366	$376,267	$267,985	$169,263	$89,879
Ratio of expenses to average net assets[d,e]	0.13%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[d,e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.32%	2.33%	2.24%	2.19%	2.33%	2.24%
Portfolio turnover rate[f]	2%	6%	58%	12%	10%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its underlying funds.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Multi-Asset Income ETF
	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Period from Apr. 3, 2012[a] to Jul. 31, 2012
Net asset value, beginning of period	$25.10	$24.64	$26.28	$25.20	$26.40	$25.00

Income from investment operations:
Net investment income[b]	0.51	1.04	1.23	1.52	1.41	0.35
Net realized and unrealized gain (loss)[c]	(0.46)	0.65	(1.38)	1.14	(1.20)	1.37

Total from investment operations	0.05	1.69	(0.15)	2.66	0.21	1.72

Less distributions from:
Net investment income	(0.57)	(1.04)	(1.24)	(1.53)	(1.41)	(0.32)
Net realized gain	—	(0.06)	(0.25)	(0.05)	—	—
Return of capital	—	(0.13)	—	—	—	—

Total distributions	(0.57)	(1.23)	(1.49)	(1.58)	(1.41)	(0.32)

Net asset value, end of period	$24.58	$25.10	$24.64	$26.28	$25.20	$26.40

Total return	0.23%[d]	7.26%	(0.67)%	10.95%	0.71%	6.91%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$288,781	$238,477	$257,464	$170,802	$112,134	$48,844
Ratio of expenses to average net assets[e,f]	0.23%	0.24%	0.24%	0.18%	0.20%	0.20%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	4.09%	4.35%	4.77%	5.92%	5.36%	4.22%
Portfolio turnover rate[g]	26%	35%	47%	68%	51%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its underlying funds.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core Conservative Allocation	Diversified
Core Moderate Allocation	Diversified
Core Growth Allocation	Diversified
Core Aggressive Allocation	Diversified
Morningstar Multi-Asset Income	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. Each underlying index is comprised entirely of securities of iShares funds (each, an “underlying fund,” collectively, the “underlying funds”) that themselves seek investment results that correspond generally to the price and yield performance, before fees and expenses, of their own respective underlying indexes. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Each Fund is a fund of funds and seeks its investment objective by investing primarily in the affiliated underlying funds.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions from the underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core Conservative Allocation
Goldman Sachs & Co.	$9,359,070	$9,359,070	$—

	$9,359,070	$9,359,070	$—

Core Moderate Allocation
Goldman Sachs & Co.	$23,334,656	$23,334,656	$—
SG Americas Securities LLC	2,460,117	2,460,117	—

	$25,794,773	$25,794,773	$—

Core Growth Allocation
Barclays Capital Inc.	$40,062,750	$40,062,750	$—
Goldman Sachs & Co.	12,546,273	12,546,273	—
JPMorgan Securities LLC	36,623,047	36,623,047	—
SG Americas Securities LLC	7,059,168	7,059,168	—
UBS Securities LLC	5,125	5,125	—

	$96,296,363	$96,296,363	$—

Core Aggressive Allocation
Goldman Sachs & Co.	$3,528,720	$3,528,720	$—
JPMorgan Securities LLC	22,505,633	22,505,633	—

	$26,034,353	$26,034,353	$—

Morningstar Multi-Asset Income
Barclays Capital Inc.	$8,965,138	$8,965,138	$—
Goldman Sachs & Co.	63,945	63,945	—
Jefferies LLC	996,549	996,549	—
JPMorgan Securities LLC	47,087,721	47,087,721	—

	$57,113,353	$57,113,353	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s statement of assets and liabilities.

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.25% based on the average daily net assets of each Fund. In addition, each Fund may pay its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses.

Effective December 1, 2016, for each of the iShares Core Conservative Allocation, iShares Core Moderate Allocation, iShares Core Growth Allocation and iShares Core Aggressive Allocation ETFs, BFA has contractually agreed to waive a portion of its investment advisory fees for each Fund through November 30, 2021, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds. Prior to December 1, 2016, BFA contractually agreed to waive a portion of its investment advisory fees for each Fund through November 30, 2016 in an amount equal to 0.14% of average daily net assets.

For the iShares Morningstar Multi-Asset Income ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2021 in order to limit total annual operating expenses to 0.60% of average daily net assets.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended January 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core Conservative Allocation	$3,093
Core Moderate Allocation	8,598
Core Growth Allocation	29,022
Core Aggressive Allocation	18,261
Morningstar Multi-Asset Income	71,393

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2017 were as follows:

iShares ETF	Purchases	Sales
Core Conservative Allocation	$6,124,730	$5,967,644
Core Moderate Allocation	11,411,585	11,191,793
Core Growth Allocation	16,278,247	16,301,163
Core Aggressive Allocation	7,435,431	7,452,683
Morningstar Multi-Asset Income	69,589,198	69,537,286

In-kind transactions (see Note 4) for the six months ended January 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core Conservative Allocation	$93,321,370	$55,313,479
Core Moderate Allocation	220,283,165	143,523,809
Core Growth Allocation	354,610,070	265,911,923
Core Aggressive Allocation	145,837,960	52,502,778
Morningstar Multi-Asset Income	58,441,626	2,481,983

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2016, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
Core Conservative Allocation	$244,767	$—	$9,849	$254,616
Core Moderate Allocation	862,717	—	4,198	866,915
Core Growth Allocation	1,461,406	2,489	—	1,463,895
Core Aggressive Allocation	1,596,175	—	—	1,596,175
Morningstar Multi-Asset Income	2,132,213	—	—	2,132,213

[a]	Must be utilized prior to losses subject to expiration.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements .

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core Conservative Allocation	$0.334602	$—	$0.015537	$0.350139	96%	—%	4%	100%
Core Moderate Allocation	0.356654	—	0.014389	0.371043	96	—	4	100
Core Growth Allocation	0.401084	—	0.012765	0.413849	97	—	3	100
Core Aggressive Allocation	0.491239	—	0.010356	0.501595	98	—	2	100
Morningstar Multi-Asset Income	0.530862	—	0.041017	0.571879	93	—	7	100

SUPPLEMENTAL INFORMATION	41

Notes:

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC or Morningstar, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-704-0117

JANUARY 31, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI ACWI Low Carbon Target ETF | CRBN | NYSE Arca
➢	iShares MSCI All Country Asia ex Japan ETF | AAXJ | NASDAQ
➢	iShares MSCI Europe Financials ETF | EUFN | NASDAQ
➢	iShares MSCI Kokusai ETF | TOK | NYSE Arca

Fund Performance Overview

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

Performance as of January 31, 2017

The iShares MSCI ACWI Low Carbon Target ETF (the “Fund”) seeks to track the investment results of an index composed of large and mid-capitalization developed and emerging market equities with a lower carbon exposure than that of the broad market, as represented by the MSCI ACWI Low Carbon Target Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 4.85%, net of fees, while the total return for the Index was 4.75%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.62%	17.94%	17.54%	17.62%	17.94%	17.54%
Since Inception	3.71%	3.83%	3.31%	8.14%	8.42%	7.24%

The inception date of the Fund was 12/8/14. The first day of secondary market trading was 12/9/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,048.50	$1.03	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Financials	19.38%
Information Technology	15.94
Consumer Discretionary	12.27
Industrials	11.80
Health Care	11.06
Consumer Staples	9.58
Energy	5.97
Materials	4.30
Telecommunication Services	3.87
Real Estate	3.21
Utilities	2.62

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/17

Country	Percentage of Total Investments*

United States	53.48%
Japan	7.99
United Kingdom	5.78
Canada	3.64
France	3.05
Germany	2.96
China	2.82
Switzerland	2.81
Australia	2.40
South Korea	1.52

TOTAL	86.45%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

Performance as of January 31, 2017

The iShares MSCI All Country Asia ex Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Asian equities, excluding Japan, as represented by the MSCI AC Asia ex Japan Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 4.23%, net of fees, while the total return for the Index was 4.52%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.53%	20.66%	21.24%	20.53%	20.66%	21.24%
5 Years	3.24%	3.34%	3.95%	17.27%	17.84%	21.38%
Since Inception	3.77%	3.81%	4.46%	36.85%	37.25%	44.73%

The inception date of the Fund was 8/13/08. The first day of secondary market trading was 8/15/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,042.30	$3.60	$1,000.00	$1,021.70	$3.57	0.70%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR As of 1/31/17

Sector	Percentage of Total Investments*

Information Technology	28.08%
Financials	23.66
Consumer Discretionary	9.49
Industrials	7.77
Real Estate	5.87
Telecommunication Services	5.45
Consumer Staples	4.86
Materials	4.62
Energy	4.46
Utilities	3.44
Health Care	2.30

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 1/31/17

Country	Percentage of Total Investments*

China	31.74%
South Korea	17.40
Taiwan	14.39
Hong Kong	12.10
India	9.73
Singapore	4.65
Indonesia	2.95
Malaysia	2.89
Thailand	2.70
Philippines	1.45

TOTAL	100.00%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EUROPE FINANCIALS ETF

Performance as of January 31, 2017

The iShares MSCI Europe Financials ETF (the “Fund”) seeks to track the investment results of an index composed of developed market European equities in the financials sector, as represented by the MSCI Europe Financials Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 20.72%, net of fees, while the total return for the Index was 21.10%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.18%	13.88%	14.42%	14.18%	13.88%	14.42%
5 Years	6.55%	6.48%	6.77%	37.31%	36.90%	38.73%
Since Inception	0.25%	0.31%	0.44%	1.74%	2.17%	3.15%

The inception date of the Fund was 1/20/10. The first day of secondary market trading was 1/22/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,207.20	$2.67	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Banks	55.04%
Insurance	29.73
Capital Markets	11.85
Diversified Financial Services	3.07
Consumer Finance	0.31
Real Estate Management & Development	0.00 **

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/17

Country	Percentage of Total Investments*

United Kingdom	30.37%
Switzerland	12.37
France	11.59
Germany	10.41
Spain	10.05
Sweden	7.97
Netherlands	5.13
Italy	4.94
Belgium	1.94
Denmark	1.55

TOTAL	96.32%

*	Excludes money market funds.
**	Rounds to less than 0.01%.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI KOKUSAI ETF

Performance as of January 31, 2017

The iShares MSCI Kokusai ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding Japan, as represented by the MSCI Kokusai Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 5.02%, net of fees, while the total return for the Index was 4.89%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.56%	16.96%	17.24%	17.56%	16.96%	17.24%
5 Years	10.30%	10.16%	10.04%	63.24%	62.24%	61.32%
Since Inception	3.63%	3.64%	3.35%	38.59%	38.68%	35.14%

The inception date of the Fund was 12/10/07. The first day of secondary market trading was 12/12/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,050.20	$1.29	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR As of 1/31/17

Sector	Percentage of Total Investments*

Financials	18.35%
Information Technology	15.31
Health Care	12.44
Consumer Discretionary	11.70
Industrials	10.38
Consumer Staples	9.90
Energy	7.51
Materials	5.12
Utilities	3.25
Real Estate	3.03
Telecommunication Services	3.01

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 1/31/17

Country	Percentage of Total Investments*

United States	65.68%
United Kingdom	7.26
Canada	4.05
France	3.95
Germany	3.73
Switzerland	3.50
Australia	3.00
Netherlands	1.36
Hong Kong	1.29
Spain	1.25

TOTAL	95.07%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2016 and held through January 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.99%

AUSTRALIA — 2.40%
Amcor Ltd./Australia	12,395	$134,558
AMP Ltd.	29,279	111,136
APA Group	59,228	378,588
Aristocrat Leisure Ltd.	6,700	77,719
Aurizon Holdings Ltd.	12,998	49,436
Australia & New Zealand Banking Group Ltd.	25,326	563,136
Brambles Ltd.	20,167	159,375
Caltex Australia Ltd.	14,271	309,847
Commonwealth Bank of Australia	14,886	922,815
Crown Resorts Ltd.	3,685	31,891
CSL Ltd.	3,551	302,732
Dexus Property Group	16,884	115,101
Domino’s Pizza Enterprises Ltd.	804	36,286
Fortescue Metals Group Ltd.	43,952	222,219
Goodman Group	37,185	195,345
GPT Group (The)	35,711	126,875
Insurance Australia Group Ltd.	16,549	72,489
LendLease Group	8,107	86,716
Macquarie Group Ltd.	3,149	202,242
Medibank Pvt Ltd.	23,316	47,791
Mirvac Group	74,638	115,023
National Australia Bank Ltd.	23,586	543,068
Newcrest Mining Ltd.	7,772	127,029
Oil Search Ltd.	28,743	149,905
QBE Insurance Group Ltd.	13,735	130,337
Scentre Group	58,692	196,046
Seek Ltd.	4,020	44,068
Sonic Healthcare Ltd.	3,417	54,007
Stockland	41,205	136,071
Suncorp Group Ltd.	10,586	104,714
Sydney Airport	36,314	161,271
Tatts Group Ltd.	26,867	88,519
Telstra Corp. Ltd.	50,384	191,245
Transurban Group	43,416	336,184
Treasury Wine Estates Ltd.	11,390	100,561
Vocus Group Ltd.	19,363	59,386
Wesfarmers Ltd.	8,911	272,350
Westfield Corp.	24,455	163,186
Westpac Banking Corp.	29,565	711,708
Woolworths Ltd.	8,442	157,655

		7,988,630

Security	Shares	Value
AUSTRIA — 0.05%
Erste Group Bank AG	3,685	$112,064
Raiffeisen Bank International AGa	2,881	63,983

		176,047
BELGIUM — 0.39%
Ageas	2,814	120,366
Anheuser-Busch InBev SA/NV	7,102	737,964
Colruyt SAb	1,876	91,800
KBC Group NV	2,211	143,414
UCB SA	1,407	96,889
Umicore SA	1,876	105,019

		1,295,452
BRAZIL — 0.66%
AES Tiete Energia SA	20,100	92,913
Ambev SA	33,500	183,185
Banco Bradesco SA	6,700	68,460
Banco do Brasil SA	13,400	132,533
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	13,400	78,770
CCR SA	20,100	99,112
Cielo SA	13,480	113,524
Cosan SA Industria e Comercio	26,800	343,110
CPFL Energia SA	7,584	61,073
Equatorial Energia SA	6,700	123,757
Kroton Educacional SA	13,400	57,554
Ultrapar Participacoes SA	33,500	704,624
Vale SA	13,400	137,091

		2,195,706
CANADA — 3.63%
Agnico Eagle Mines Ltd.	4,824	229,665
Alimentation Couche-Tard Inc. Class B	3,551	162,359
AltaGas Ltd.	11,859	281,523
Bank of Montreal	3,618	273,150
Bank of Nova Scotia (The)	8,777	523,490
Barrick Gold Corp.	8,174	150,345
BCE Inc.	1,474	66,320
Brookfield Asset Management Inc. Class A	7,102	245,131
Cameco Corp.	39,396	500,703
Canadian Imperial Bank of Commerce	2,010	170,837
Canadian National Railway Co.	5,829	404,353
Canadian Pacific Railway Ltd.	804	121,369

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2017

Security	Shares	Value
Canadian Tire Corp. Ltd. Class A	402	$42,671
CCL Industries Inc. Class B	670	137,623
CGI Group Inc. Class Aa	1,809	86,818
Constellation Software Inc./Canada	201	90,611
Dollarama Inc.	670	50,645
Enbridge Inc.	19,899	845,564
Fairfax Financial Holdings Ltd.	268	124,981
First Quantum Minerals Ltd.[b]	13,802	173,723
Franco-Nevada Corp.	3,886	252,281
Goldcorp Inc.	10,921	176,244
Hydro One Ltd.[c]	20,368	375,724
Inter Pipeline Ltd.	31,423	680,159
Keyera Corp.	8,442	247,351
Loblaw Companies Ltd.	2,144	112,466
Magna International Inc. Class A	1,809	78,104
Manulife Financial Corp.	17,688	338,497
Pembina Pipeline Corp.	23,048	713,670
PrairieSky Royalty Ltd.	32,495	760,190
Restaurant Brands International Inc.	2,144	104,968
Rogers Communications Inc. Class B	2,948	127,643
Royal Bank of Canada	11,256	807,756
Shaw Communications Inc. Class B	1,876	40,391
Silver Wheaton Corp.	11,725	258,737
SNC-Lavalin Group Inc.	2,546	109,515
Sun Life Financial Inc.	3,953	155,725
Thomson Reuters Corp.	2,144	95,923
Toronto-Dominion Bank (The)	12,931	668,593
TransCanada Corp.	15,745	741,389
Veresen Inc.	31,088	315,470
Vermilion Energy Inc.	5,494	226,207
Yamana Gold Inc.	12,194	40,218

		12,109,102
CHILE — 0.13%
Aguas Andinas SA Series A	461,094	251,169
Cencosud SA	26,666	77,798
SACI Falabella	12,395	100,874

		429,841
CHINA — 2.81%
Agricultural Bank of China Ltd. Class H	402,000	168,896
Alibaba Group Holding Ltd. ADR[a,b]	9,983	1,011,378
Baidu Inc.[a,b]	2,479	433,998
Bank of China Ltd. Class H	804,000	366,804
Bank of Communications Co. Ltd. Class H	134,000	99,300

Security	Shares	Value
Beijing Enterprises Water Group Ltd.	134,000	$93,428
Belle International Holdings Ltd.	67,000	41,101
CGN Power Co. Ltd. Class Hc	938,000	265,950
China Construction Bank Corp. Class H	871,000	651,060
China Galaxy Securities Co. Ltd. Class H	67,000	62,602
China Huarong Asset Management Co. Ltd. Class Ha,b,c	67,000	25,559
China Life Insurance Co. Ltd. Class H	67,000	186,079
China Merchants Bank Co. Ltd. Class H	33,500	84,620
China Minsheng Banking Corp. Ltd. Class H	100,500	111,129
China Mobile Ltd.	67,000	758,562
China Oilfield Services Ltd. Class H	134,000	145,409
China Pacific Insurance Group Co. Ltd. Class H	26,800	96,018
China Taiping Insurance Holdings Co. Ltd.[a,b]	26,800	59,131
China Telecom Corp. Ltd. Class H	134,000	63,724
China Unicom Hong Kong Ltd.	134,000	159,225
China Vanke Co. Ltd. Class H	20,100	51,290
CITIC Securities Co. Ltd. Class H	33,500	68,646
COSCO SHIPPING Ports Ltd.	102,000	101,746
CRRC Corp. Ltd. Class H	67,000	65,538
Ctrip.com International Ltd.[a,b]	3,484	150,544
Great Wall Motor Co. Ltd. Class H	67,000	67,696
Guangdong Investment Ltd.	134,000	166,651
Guangzhou R&F Properties Co. Ltd. Class H	26,800	34,470
Haitong Securities Co. Ltd. Class H	53,600	96,709
Huaneng Renewables Corp. Ltd. Class H	402,000	125,895
Industrial & Commercial Bank of China Ltd. Class H	670,000	412,741
JD.com Inc. ADR[a,b]	6,633	188,377
Jiangsu Expressway Co. Ltd. Class H	134,000	168,032
Lenovo Group Ltd.	134,000	88,247
Netease Inc.	804	204,136
New Oriental Education & Technology Group Inc. ADR[a]	1,675	79,646

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2017

Security	Shares	Value
Ping An Insurance Group Co. of China Ltd. Class H	67,000	$346,253
Sinotrans Ltd. Class H	134,000	55,953
SOHO China Ltd.[b]	100,500	51,031
TAL Education Group Class A ADR[a,b]	737	59,690
Tencent Holdings Ltd.	53,600	1,411,953
Tingyi Cayman Islands Holding Corp.	134,000	152,835
Vipshop Holdings Ltd. ADR[a]	4,221	47,782
Want Want China Holdings Ltd.[b]	134,000	96,018
Yum China Holdings Inc.[a]	2,520	69,250
Zhejiang Expressway Co. Ltd. Class H	134,000	135,220

		9,380,322
COLOMBIA — 0.09%
Interconexion Electrica SA ESP	83,549	302,329

		302,329
DENMARK — 0.55%
Carlsberg A/S Class B	845	76,374
Chr Hansen Holding A/S	2,948	179,918
Coloplast A/S Class B	871	62,372
Danske Bank A/S	6,231	207,616
Genmab A/Sa	379	73,137
Novo Nordisk A/S Class B	18,023	647,925
Novozymes A/S Class B	4,598	179,262
Pandora A/S	1,139	149,206
TDC A/Sa	8,999	47,402
Vestas Wind Systems A/S	2,881	201,617

		1,824,829
FINLAND — 0.33%
Kone OYJ Class B	4,824	218,437
Metso OYJ	2,211	68,003
Neste OYJ	6,968	242,928
Nokia OYJ	61,305	274,947
Sampo OYJ Class A	3,484	161,526
Wartsila OYJ Abp	2,479	124,442

		1,090,283
FRANCE — 3.04%
Aeroports de Paris	1,608	178,469
Airbus SE	5,963	404,439
AXA SA	22,110	542,878
BNP Paribas SA	10,519	672,752
Bollore SA	53,801	215,070
Capgemini SA	1,943	158,262

Security	Shares	Value
Christian Dior SE	536	$115,127
CNP Assurances	5,025	94,410
Credit Agricole SA	16,549	219,354
Danone SA	6,298	394,694
Edenred	3,953	86,145
Essilor International SA	2,144	251,165
Fonciere des Regions	1,077	89,680
Gecina SA	871	112,296
Groupe Eurotunnel SE Registered	9,112	84,756
Hermes International	252	109,602
Kering	737	175,384
Klepierre	2,278	86,534
L’Oreal SA	2,881	524,157
Legrand SA	3,417	198,596
LVMH Moet Hennessy Louis Vuitton SE	2,747	553,956
Natixis SA	16,951	100,479
Orange SA	20,167	312,206
Pernod Ricard SA	2,613	305,966
Peugeot SAa	5,896	109,595
Publicis Groupe SA	2,211	151,872
Renault SA	2,077	187,156
Rexel SA	7,236	125,940
Safran SA	3,685	249,695
Sanofi	10,720	862,975
Schneider Electric SE	7,102	508,247
SCOR SE	3,350	113,516
SES SA	4,288	83,459
Societe Generale SA	8,710	425,981
Sodexo SA	1,206	133,395
Thales SA	1,407	131,953
Unibail-Rodamco SE	1,236	284,447
Valeo SA	1,474	90,034
Vinci SA	5,159	361,839
Vivendi SA	12,730	233,049
Zodiac Aerospace	3,216	97,662

		10,137,192
GERMANY — 2.78%
adidas AG	1,943	305,836
Allianz SE Registered	4,757	806,092
BASF SE	5,829	561,403
Bayer AG Registered	6,432	711,094
Bayerische Motoren Werke AG	3,417	310,819
Beiersdorf AG	1,340	118,660
Brenntag AG	2,546	147,864
Commerzbank AG	16,482	142,728

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2017

Security	Shares	Value
Continental AG	603	$117,755
Daimler AG Registered	9,045	677,892
Deutsche Bank AG Registered[a]	16,147	320,907
Deutsche Boerse AGa	1,809	166,643
Deutsche Post AG Registered	5,695	190,515
Deutsche Telekom AG Registered	27,001	471,549
Deutsche Wohnen AG Bearer	4,757	154,946
Fraport AG Frankfurt Airport Services Worldwide	1,273	76,023
Fresenius Medical Care AG & Co. KGaA	2,144	174,449
Fresenius SE & Co. KGaA	3,886	306,277
GEA Group AG	2,747	113,523
Hannover Rueck SE	469	51,521
Henkel AG & Co. KGaA	1,072	112,885
Infineon Technologies AG	11,926	218,974
Merck KGaA	1,675	184,004
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,876	352,361
ProSiebenSat.1 Media SE Registered	2,546	108,077
SAP SE	9,179	839,508
Siemens AG Registered	7,973	1,001,659
Symrise AG	3,953	237,737
Telefonica Deutschland Holding AG	26,398	110,119
Vonovia SE	5,360	175,341

		9,267,161
HONG KONG — 1.17%
AIA Group Ltd.	107,200	667,293
BOC Hong Kong Holdings Ltd.[b]	33,500	134,702
Cheung Kong Infrastructure Holdings Ltd.	26,000	209,592
Cheung Kong Property Holdings Ltd.	33,500	221,913
CK Hutchison Holdings Ltd.	33,500	403,458
Galaxy Entertainment Group Ltd.[b]	67,000	320,781
HKT Trust & HKT Ltd.	67,000	93,773
Hong Kong & China Gas Co. Ltd.	268,590	507,456
Hong Kong Exchanges & Clearing Ltd.[b]	6,700	162,938
Hongkong Land Holdings Ltd.	13,400	90,450
Link REIT[b]	33,500	229,468
Melco Crown Entertainment Ltd. ADR	2,345	39,490

Security	Shares	Value
MTR Corp. Ltd.	33,500	$170,968
New World Development Co. Ltd.	134,000	155,425
Power Assets Holdings Ltd.	33,500	321,860
Sands China Ltd.	26,800	119,160
Wynn Macau Ltd.[b]	26,800	49,253

		3,897,980
INDIA — 0.75%
ICICI Bank Ltd. ADR	42,652	330,553
Infosys Ltd. ADR	36,180	498,198
Larsen & Toubro Ltd. GDR[d]	24,656	528,871
Mahindra & Mahindra Ltd. GDR	21,708	401,598
State Bank of India GDR[d]	8,442	327,550
Wipro Ltd. ADR[b]	43,486	401,376

		2,488,146
INDONESIA — 0.30%
Astra International Tbk PT	268,000	159,566
Bank Central Asia Tbk PT	53,600	61,418
Bank Mandiri Persero Tbk PT	120,600	98,449
Bank Rakyat Indonesia Persero Tbk PT	120,600	105,900
Gudang Garam Tbk PT	13,400	61,970
Hanjaya Mandala Sampoerna Tbk PT	261,300	75,342
Jasa Marga Persero Tbk PT	134,042	42,363
Perusahaan Gas Negara Persero Tbk PT	609,700	131,506
Telekomunikasi Indonesia Persero Tbk PT	690,100	200,014
Unilever Indonesia Tbk PT	20,100	62,020

		998,548
IRELAND — 0.05%
Bank of Ireland[a]	280,663	75,221
Paddy Power Betfair PLC	737	77,099

		152,320
ISRAEL — 0.21%
Check Point Software Technologies Ltd.[a,b]	1,608	158,822
Elbit Systems Ltd.	335	36,862
Frutarom Industries Ltd.	1,608	84,903
Mobileye NVa,b	2,278	97,863
Teva Pharmaceutical Industries Ltd. ADR	9,233	308,659

		687,109

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2017

Security	Shares	Value
ITALY — 0.55%
Assicurazioni Generali SpA	16,482	$262,550
Atlantia SpA	9,514	216,431
CNH Industrial NV	13,467	119,341
Ferrari NV	1,005	62,668
Intesa Sanpaolo SpA	141,169	331,058
Luxottica Group SpA	2,546	136,720
Mediobanca SpA	10,452	89,856
Snam SpA	67,737	257,676
Terna Rete Elettrica Nazionale SpA	31,088	136,336
UniCredit SpA	7,718	209,856

		1,822,492
JAPAN — 7.96%
Aeon Co. Ltd.	6,700	97,070
AEON Financial Service Co. Ltd.	6,700	120,341
Amada Holdings Co. Ltd.	13,400	158,193
Asahi Group Holdings Ltd.	6,700	236,278
Astellas Pharma Inc.	26,800	360,309
Bridgestone Corp.	6,700	246,574
Brother Industries Ltd.	6,700	124,269
Canon Inc.	13,400	398,161
Concordia Financial Group Ltd.	20,100	106,807
Dai-ichi Life Holdings Inc.	13,400	245,444
Daiichi Sankyo Co. Ltd.	6,700	150,248
Daiwa House Industry Co. Ltd.	6,700	182,357
Denso Corp.	6,700	291,687
Dentsu Inc.	6,700	310,673
East Japan Railway Co.	6,700	608,848
Fuji Heavy Industries Ltd.	6,700	270,202
FUJIFILM Holdings Corp.	6,700	260,382
Hachijuni Bank Ltd. (The)	13,400	79,394
Hino Motors Ltd.	13,400	142,243
Hitachi Chemical Co. Ltd.	6,700	191,046
Hitachi Ltd.	67,000	385,425
Hitachi Metals Ltd.	13,400	186,404
Honda Motor Co. Ltd.	20,100	604,741
Hoya Corp.	6,700	292,937
IHI Corp.[a]	67,000	181,523
Iida Group Holdings Co. Ltd.	6,700	125,876
Isetan Mitsukoshi Holdings Ltd.	6,700	78,799
Isuzu Motors Ltd.	13,400	181,166
ITOCHU Corp.	20,100	277,820
Japan Exchange Group Inc.	6,700	100,284
Japan Post Bank Co. Ltd.	13,400	163,669
Japan Post Holdings Co. Ltd.	13,400	169,025

Security	Shares	Value
Japan Tobacco Inc.	13,400	$433,276
Kansai Paint Co. Ltd.	13,400	261,156
Kao Corp.	6,700	332,277
KDDI Corp.	20,100	540,999
Keisei Electric Railway Co. Ltd.	6,700	158,907
Kirin Holdings Co. Ltd.	13,400	219,971
Komatsu Ltd.	13,400	320,672
Kubota Corp.	13,400	214,257
Kyocera Corp.	6,700	350,191
Marubeni Corp.	46,900	286,462
Marui Group Co. Ltd.	6,700	96,178
Mazda Motor Corp.	6,700	99,273
Mebuki Financial Group Inc.	20,100	77,668
Mitsubishi Corp.	13,400	303,472
Mitsubishi Electric Corp.	26,800	409,826
Mitsubishi Heavy Industries Ltd.	67,000	302,876
Mitsubishi Motors Corp.	13,400	72,967
Mitsubishi UFJ Financial Group Inc.	134,000	870,003
Mitsubishi UFJ Lease & Finance Co. Ltd.	13,400	71,776
Mitsui & Co. Ltd.	26,800	394,352
Mizuho Financial Group Inc.	288,100	538,196
MS&AD Insurance Group Holdings Inc.	6,700	225,863
Nippon Paint Holdings Co. Ltd.	6,700	196,402
Nippon Telegraph & Telephone Corp.	6,700	296,330
Nissan Motor Co. Ltd.	26,800	266,393
Nomura Holdings Inc.	60,300	376,825
Nomura Real Estate Holdings Inc.	6,700	115,758
Nomura Real Estate Master Fund Inc.	67	104,688
NTT DOCOMO Inc.	13,400	322,160
Obayashi Corp.	6,700	64,039
Odakyu Electric Railway Co. Ltd.	6,700	133,137
Olympus Corp.	6,700	231,814
Omron Corp.	6,700	275,856
ORIX Corp.	13,400	203,187
Otsuka Holdings Co. Ltd.	6,700	309,423
Panasonic Corp.	20,100	210,418
Rakuten Inc.[a]	13,400	134,208
Resona Holdings Inc.	33,500	182,476
SBI Holdings Inc./Japan	6,700	93,083
Secom Co. Ltd.	6,700	486,007
Sekisui House Ltd.	13,400	217,650

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2017

Security	Shares	Value
Seven & I Holdings Co. Ltd.	6,700	$268,357
Shin-Etsu Chemical Co. Ltd.	6,700	580,101
Shionogi & Co. Ltd.	6,700	322,874
Shiseido Co. Ltd.	6,700	187,951
SoftBank Group Corp.	6,700	517,848
Sompo Holdings Inc.	6,700	243,896
Sony Corp.	13,400	407,446
Sumitomo Corp.	33,500	421,372
Sumitomo Mitsui Financial Group Inc.	13,400	529,810
Sumitomo Mitsui Trust Holdings Inc.	6,700	251,871
Suzuki Motor Corp.	6,700	260,025
T&D Holdings Inc.	13,400	200,390
Takeda Pharmaceutical Co. Ltd.	6,700	281,153
Terumo Corp.	6,700	248,181
Toho Gas Co. Ltd.	67,000	501,719
Tokio Marine Holdings Inc.	6,700	281,570
Toyota Industries Corp.	6,700	324,957
Toyota Motor Corp.	26,800	1,567,410
Toyota Tsusho Corp.	6,700	185,094
Unicharm Corp.	6,700	151,170
United Urban Investment Corp.	67	107,188
Yahoo Japan Corp.	20,100	84,632
Yamaha Corp.	6,700	205,330
Yamaha Motor Co. Ltd.	6,700	140,100
Yamato Holdings Co. Ltd.	6,700	135,667

		26,534,779
MALAYSIA — 0.29%
CIMB Group Holdings Bhd	60,300	67,658
Genting Bhd	46,900	86,822
Genting Malaysia Bhd	73,700	83,858
Petronas Chemicals Group Bhd	33,500	53,924
Petronas Dagangan Bhd	40,200	213,638
Petronas Gas Bhd	67,000	315,828
PPB Group Bhd	26,800	98,378
Sapurakencana Petroleum Bhd[a]	154,100	59,838

		979,944
MEXICO — 0.33%
America Movil SAB de CV	254,600	161,143
Fibra Uno Administracion SA de CV	26,800	38,494
Fomento Economico Mexicano SAB de CV	20,100	151,868
Grupo Aeroportuario del Pacifico SAB de CV Series B	6,700	52,142

Security	Shares	Value
Grupo Financiero Banorte SAB de CV	13,400	$64,513
Grupo Mexico SAB de CV Series B	134,000	403,664
Grupo Televisa SAB	26,800	120,066
Wal-Mart de Mexico SAB de CV	67,000	119,085

		1,110,975
NETHERLANDS — 1.15%
Aegon NV	24,455	132,460
AerCap Holdings NVa	2,412	106,779
Altice NV Class Aa,b	5,025	110,131
ASML Holding NV	3,685	447,619
Heineken NV	1,809	135,344
ING Groep NV	35,510	508,478
Koninklijke Ahold Delhaize NV	9,447	201,074
Koninklijke KPN NV	35,644	102,619
Koninklijke Philips NV	10,854	318,291
Koninklijke Vopak NV	11,658	500,361
NN Group NV	3,350	118,494
NXP Semiconductors NVa	2,814	275,350
Randstad Holding NV	2,010	116,865
RELX NV	8,058	136,067
Unilever NV CVA	12,596	509,039
Wolters Kluwer NV	3,125	119,400

		3,838,371
NEW ZEALAND — 0.08%
Auckland International Airport Ltd.	13,266	66,530
Meridian Energy Ltd.	110,483	213,046

		279,576
NORWAY — 0.27%
DNB ASA	13,199	220,739
Gjensidige Forsikring ASA	2,479	42,754
Marine Harvest ASA	9,045	160,282
Orkla ASA	20,301	189,742
Schibsted ASA	3,953	104,785
Telenor ASA	10,921	173,350

		891,652
PERU — 0.14%
Southern Copper Corp.	11,993	460,052

		460,052
PHILIPPINES — 0.08%
Aboitiz Power Corp.	187,600	159,082
International Container Terminal Services Inc.	32,830	51,094
SM Prime Holdings Inc.	113,900	67,976

		278,152

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2017

Security	Shares	Value
POLAND — 0.14%
Bank Pekao SA	3,484	$117,817
Bank Zachodni WBK SA	938	80,765
Powszechna Kasa Oszczednosci Bank Polski SAa	16,616	127,371
Powszechny Zaklad Ubezpieczen SA	14,271	125,554

		451,507
PORTUGAL — 0.03%
Jeronimo Martins SGPS SA	5,159	87,282

		87,282
QATAR — 0.12%
Ezdan Holding Group QSC	9,045	37,335
Industries Qatar QSC	2,412	75,846
Qatar Gas Transport Co. Ltd.	44,640	294,351

		407,532
RUSSIA — 0.34%
Magnit PJSC GDR[d]	7,169	262,385
Mobile TeleSystems PJSC ADR	20,033	209,746
PhosAgro PJSC GDR[d]	10,720	164,552
Sberbank of Russia PJSC ADR	43,857	511,373

		1,148,056
SINGAPORE — 0.49%
Ascendas REIT	41,257	72,042
CapitaLand Commercial Trust[b]	87,100	94,284
City Developments Ltd.[b]	6,700	43,896
DBS Group Holdings Ltd.[b]	13,400	180,436
Genting Singapore PLC	107,200	73,810
Global Logistic Properties Ltd.	60,300	111,286
Hutchison Port Holdings Trust[b]	254,600	108,205
Oversea-Chinese Banking Corp. Ltd.	20,100	133,971
SATS Ltd.	12,800	47,973
Singapore Telecommunications Ltd.	127,300	349,696
Suntec REIT[b]	60,300	74,048
United Overseas Bank Ltd.	6,700	99,492
UOL Group Ltd.[b]	20,100	90,884
Wilmar International Ltd.	26,800	73,810
Yangzijiang Shipbuilding Holdings Ltd.[b]	120,600	68,912

		1,622,745
SOUTH AFRICA — 0.75%
Aspen Pharmacare Holdings Ltd.	4,891	111,753
Barclays Africa Group Ltd.	5,293	62,358

Security	Shares	Value
Bid Corp. Ltd.	4,087	$70,416
Brait SEa	13,400	78,531
FirstRand Ltd.	49,178	183,141
Fortress Income Fund Ltd.	17,621	45,464
Growthpoint Properties Ltd.	90,852	177,256
MTN Group Ltd.	17,956	167,132
Naspers Ltd. Class N	4,288	680,049
Nedbank Group Ltd.	3,283	56,554
Redefine Properties Ltd.	185,791	153,539
RMB Holdings Ltd.	24,120	116,252
Sanlam Ltd.	24,254	116,934
Shoprite Holdings Ltd.	5,695	75,623
SPAR Group Ltd. (The)	3,618	51,130
Standard Bank Group Ltd.	15,477	165,241
Steinhoff International Holdings NV Class H	38,324	184,228

		2,495,601
SOUTH KOREA — 1.40%
AmorePacific Corp.	536	146,211
AmorePacific Group	603	70,309
BGF retail Co. Ltd.	670	52,869
Celltrion Inc.[a]	772	66,564
Coway Co. Ltd.	603	45,403
Hana Financial Group Inc.	3,886	115,199
Hanwha Corp.	1,943	58,854
Hyundai Engineering & Construction Co. Ltd.	1,876	67,075
Hyundai Glovis Co. Ltd.	536	71,722
Hyundai Heavy Industries Co. Ltd.[a]	536	61,114
Hyundai Mobis Co. Ltd.	804	167,428
Hyundai Motor Co.	804	96,513
Industrial Bank of Korea	8,040	87,865
Kangwon Land Inc.	2,345	65,985
KB Financial Group Inc.	3,916	158,379
Kia Motors Corp.	3,216	100,734
Korea Aerospace Industries Ltd. Class A	1,072	57,193
Korea Gas Corp.	1,876	74,743
Korea Zinc Co. Ltd.	804	339,007
KT&G Corp.	1,608	139,062
LG Household & Health Care Ltd.	134	101,356
NAVER Corp.	248	161,762
Samsung C&T Corp.	1,072	116,231
Samsung Electronics Co. Ltd.	899	1,526,312
Samsung Fire & Marine Insurance Co. Ltd.	402	93,054

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2017

Security	Shares	Value
Samsung Life Insurance Co. Ltd.	1,206	$115,193
Shinhan Financial Group Co. Ltd.	3,697	146,022
SK Holdings Co. Ltd.	670	124,821
SK Hynix Inc.	3,283	151,706
SK Telecom Co. Ltd.	469	89,998

		4,668,684
SPAIN — 1.08%
Abertis Infraestructuras SA	15,562	222,753
Aena SAc	1,876	272,380
Amadeus IT Holding SA Class A	4,422	204,272
Banco Bilbao Vizcaya Argentaria SA	68,072	461,623
Banco de Sabadell SA	73,507	110,738
Banco Popular Espanol SAb	110,483	114,145
Banco Santander SA	151,889	845,190
Bankia SA	103,917	109,496
CaixaBank SA	47,503	173,569
Ferrovial SA	8,321	150,624
Industria de Diseno Textil SA	11,524	380,283
Mapfre SA	25,527	77,244
Telefonica SA	50,920	491,136

		3,613,453
SWEDEN — 0.92%
Assa Abloy AB	9,648	182,771
Atlas Copco AB Class A	7,839	251,358
Atlas Copco AB Class B	4,355	126,342
Boliden AB	19,430	567,012
Hennes & Mauritz AB Class B	8,509	243,348
Hexagon AB Class B	2,144	84,861
Investor AB Class B	4,891	195,213
Kinnevik AB Class B	2,211	56,732
Nordea Bank AB	25,862	312,713
Sandvik AB	11,524	155,559
Skandinaviska Enskilda Banken AB Class A	7,839	88,105
SKF AB Class B	2,278	45,864
Svenska Handelsbanken AB Class A	10,452	156,153
Swedbank AB Class A	5,561	140,654
Telefonaktiebolaget LM Ericsson Class B	28,877	170,621
Telia Co. AB	15,410	62,528
Volvo AB Class B	18,291	233,931

		3,073,765

Security	Shares	Value
SWITZERLAND — 2.80%
ABB Ltd. Registered	16,080	$381,872
Actelion Ltd. Registered	536	139,623
Adecco Group AG Registered	2,144	152,988
Cie. Financiere Richemont SA Class A Registered	4,891	380,235
Credit Suisse Group AG Registered	21,909	332,876
EMS-Chemie Holding AG Registered	335	173,170
Geberit AG Registered	402	171,785
Givaudan SA Registered	201	362,436
Kuehne + Nagel International AG Registered	938	128,160
Nestle SA Registered	27,336	2,003,236
Novartis AG Registered	19,765	1,451,423
Roche Holding AG	5,896	1,392,427
Sika AG Bearer	67	352,113
Swatch Group AG (The) Bearer[b]	402	142,407
Swiss Life Holding AG Registered	268	81,248
Swiss Re AG	2,814	262,689
Syngenta AG Registered	1,072	456,355
UBS Group AG	35,309	571,543
Zurich Insurance Group AG	1,340	385,050

		9,321,636
TAIWAN — 1.27%
Acer Inc.	268,000	123,116
Asia Pacific Telecom Co. Ltd.[a]	201,000	65,085
Cathay Financial Holding Co. Ltd.	201,000	304,584
China Development Financial Holding Corp.	268,000	68,227
Chunghwa Telecom Co. Ltd.	67,000	218,018
Compal Electronics Inc.	134,000	80,581
CTBC Financial Holding Co. Ltd.	215,400	122,316
First Financial Holding Co. Ltd.	67,000	37,298
Formosa Plastics Corp.	67,000	192,797
Foxconn Technology Co. Ltd.	67,510	189,311
Fubon Financial Holding Co. Ltd.	134,000	216,308
Hon Hai Precision Industry Co. Ltd.	201,650	538,445
Mega Financial Holding Co. Ltd.	134,000	99,604
Pou Chen Corp.	67,000	84,536
Quanta Computer Inc.	67,000	135,941
Taiwan Fertilizer Co. Ltd.	134,000	173,987
Taiwan Mobile Co. Ltd.	67,000	223,362
Taiwan Semiconductor Manufacturing Co. Ltd.	201,000	1,189,482

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2017

Security	Shares	Value
Yuanta Financial Holding Co. Ltd.	402,000	$159,025

		4,222,023
THAILAND — 0.19%
Advanced Info Service PCL NVDR	13,400	60,511
Airports of Thailand PCL NVDR[b]	6,700	78,779
Bangkok Expressway & Metro PCL	321,600	64,393
CP ALL PCL NVDR	60,300	103,611
Energy Absolute PCL NVDR[b]	227,800	184,388
Siam Commercial Bank PCL (The) NVDR	20,100	86,200
Thai Oil PCL NVDR	33,500	68,266

		646,148
TURKEY — 0.10%
Akbank TAS	50,116	111,506
Turkiye Garanti Bankasi AS	49,379	108,820
Turkiye Is Bankasi Class C	66,397	104,818

		325,144
UNITED ARAB EMIRATES — 0.08%
Aldar Properties PJSC	60,367	42,076
DP World Ltd.	2,948	55,717
Emaar Properties PJSC	64,320	130,115
Emirates Telecommunications Group Co. PJSC	11,122	54,203

		282,111
UNITED KINGDOM — 5.77%
3i Group PLC	11,323	99,718
Aberdeen Asset Management PLC	16,348	53,907
Antofagasta PLC	37,453	393,449
Ashtead Group PLC	6,566	132,667
Associated British Foods PLC	2,881	86,483
AstraZeneca PLC	11,694	617,031
Auto Trader Group PLC[c]	11,189	56,308
Aviva PLC	44,089	264,529
BAE Systems PLC	32,093	234,990
Barclays PLC	174,133	480,764
Barratt Developments PLC	13,199	79,325
Berkeley Group Holdings PLC	1,675	59,005
British American Tobacco PLC	18,626	1,148,119
British Land Co. PLC (The)	19,028	139,565
BT Group PLC	91,321	349,096
Bunzl PLC	4,422	116,218
Burberry Group PLC	5,628	116,122
Capita PLC	10,720	67,502
Compass Group PLC	19,028	338,021

Security	Shares	Value
Croda International PLC	4,060	$171,012
DCC PLC	1,005	80,858
Diageo PLC	25,058	694,664
Direct Line Insurance Group PLC	15,008	67,030
Dixons Carphone PLC	13,266	52,724
Experian PLC	12,529	241,012
Fresnillo PLC	4,891	89,408
GlaxoSmithKline PLC	43,684	839,772
Hammerson PLC	15,544	106,873
HSBC Holdings PLC	183,982	1,565,649
IMI PLC	7,102	104,182
Imperial Brands PLC	11,658	538,790
Inmarsat PLC	7,370	56,375
Intertek Group PLC	1,407	60,043
Intu Properties PLC	19,966	67,897
Investec PLC	7,772	54,903
ITV PLC	53,131	135,827
Johnson Matthey PLC	5,051	206,590
Kingfisher PLC	20,837	88,135
Land Securities Group PLC	11,993	149,979
Legal & General Group PLC	58,759	173,649
Lloyds Banking Group PLC	606,484	495,428
London Stock Exchange Group PLC	3,484	138,992
Marks & Spencer Group PLC	16,348	69,004
Meggitt PLC	12,663	66,577
National Grid PLC	35,644	416,015
Next PLC	1,541	74,253
Old Mutual PLC	38,659	101,019
Pearson PLC	9,581	74,613
Persimmon PLC	4,556	110,568
Petrofac Ltd.	10,653	122,901
Prudential PLC	23,450	451,978
Randgold Resources Ltd.	1,767	150,168
Reckitt Benckiser Group PLC	6,767	579,263
RELX PLC	14,606	261,488
Rolls-Royce Holdings PLC	20,301	170,484
Royal Bank of Scotland Group PLC[a]	44,421	123,955
Royal Dutch Shell PLC Class A	25,862	698,732
Royal Dutch Shell PLC Class B	7,839	220,569
Royal Mail PLC	9,715	50,308
Segro PLC	13,668	79,358
Severn Trent PLC	12,730	363,555
Shire PLC	8,576	472,525
Sky PLC	12,730	160,316
Smith & Nephew PLC	8,375	124,648

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2017

Security	Shares	Value
Smiths Group PLC	8,710	$164,480
Standard Chartered PLC[a]	33,902	330,170
Standard Life PLC	18,385	79,961
Taylor Wimpey PLC	40,468	85,075
Tesco PLC[a]	63,449	155,340
Travis Perkins PLC	5,159	94,308
Unilever PLC	12,194	495,140
United Utilities Group PLC	31,557	364,066
Vodafone Group PLC	261,903	640,384
Weir Group PLC (The)	3,283	82,813
Whitbread PLC	2,613	129,031
William Hill PLC	15,812	51,503
Wolseley PLC	3,484	215,085
WPP PLC	16,080	373,046

		19,215,310
UNITED STATES — 53.32%
3M Co.	5,293	925,322
Abbott Laboratories	15,659	654,076
AbbVie Inc.	13,735	839,346
Accenture PLC Class A	5,762	656,119
Activision Blizzard Inc.	6,030	242,466
Acuity Brands Inc.	469	97,191
Adobe Systems Inc.[a]	4,690	531,752
Advance Auto Parts Inc.	603	99,037
Aetna Inc.	3,417	405,290
Affiliated Managers Group Inc.[a]	536	81,665
Aflac Inc.	4,020	281,360
AGCO Corp.	1,072	67,322
Agilent Technologies Inc.	3,015	147,645
AGNC Investment Corp.	5,159	96,319
Akamai Technologies Inc.[a]	1,608	110,293
Albemarle Corp.	1,608	148,965
Alexandria Real Estate Equities Inc.	1,273	141,074
Alexion Pharmaceuticals Inc.[a]	2,211	288,933
Align Technology Inc.[a]	670	61,432
Alkermes PLC[a]	1,407	76,133
Allergan PLC[a]	3,766	824,340
Alliance Data Systems Corp.	603	137,713
Allstate Corp. (The)	3,216	241,875
Ally Financial Inc.	6,231	131,599
Alphabet Inc. Class Aa	2,613	2,143,156
Alphabet Inc. Class Ca	2,613	2,082,012
Altria Group Inc.	19,028	1,354,413
Amazon.com Inc.[a]	3,551	2,924,178
American Express Co.	7,571	578,273

Security	Shares	Value
American International Group Inc.	11,122	$714,700
American Tower Corp.	3,886	402,201
American Water Works Co. Inc.	8,993	660,446
Ameriprise Financial Inc.	1,809	203,096
AMETEK Inc.	3,082	157,490
Amgen Inc.	6,432	1,007,766
Amphenol Corp. Class A	2,211	149,220
Analog Devices Inc.	3,551	266,112
Annaly Capital Management Inc.	16,147	165,022
Anthem Inc.	2,747	423,423
Aon PLC	1,809	203,874
Apple Inc.	46,900	5,691,315
Applied Materials Inc.	11,457	392,402
Arch Capital Group Ltd.[a]	603	53,275
Ashland Global Holdings Inc.	268	31,900
Assurant Inc.	536	52,062
AT&T Inc.	55,744	2,350,167
Atmos Energy Corp.	1,608	122,497
Autodesk Inc.[a]	2,010	163,493
Autoliv Inc.	670	77,492
Automatic Data Processing Inc.	4,288	433,045
AutoZone Inc.[a]	268	194,295
AvalonBay Communities Inc.	1,541	267,071
Avery Dennison Corp.	1,675	122,309
Avnet Inc.	2,546	118,236
Axalta Coating Systems Ltd.[a]	5,695	165,155
Axis Capital Holdings Ltd.	737	47,175
B/E Aerospace Inc.	1,139	70,014
Baker Hughes Inc.	6,030	380,372
Ball Corp.	2,077	158,392
Bank of America Corp.	93,800	2,123,632
Bank of New York Mellon Corp. (The)	11,457	512,472
Baxter International Inc.	3,969	190,155
BB&T Corp.	6,901	318,757
Becton Dickinson and Co.	2,156	382,237
Berkshire Hathaway Inc. Class Ba	5,427	890,788
Best Buy Co. Inc.	2,479	110,365
Biogen Inc.[a]	1,876	520,102
BioMarin Pharmaceutical Inc.[a]	1,675	146,780
BlackRock Inc.[e]	1,206	451,020
Boeing Co. (The)	5,628	919,728
BorgWarner Inc.	2,211	90,275
Boston Properties Inc.	1,608	210,487
Boston Scientific Corp.[a]	14,338	344,972

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2017

Security	Shares	Value
Bristol-Myers Squibb Co.	15,075	$741,087
Broadcom Ltd.	3,713	740,744
Brown-Forman Corp. Class B	2,814	128,318
CA Inc.	4,020	125,705
Campbell Soup Co.	1,876	116,743
Capital One Financial Corp.	5,762	503,541
Cardinal Health Inc.	3,283	246,094
CarMax Inc.[a]	1,809	120,678
Caterpillar Inc.	5,896	564,011
CBRE Group Inc. Class Aa	3,819	115,945
CBS Corp. Class B NVS	4,087	263,571
Celanese Corp. Series A	2,278	192,263
Celgene Corp.[a]	6,834	793,769
Centene Corp.[a]	1,809	114,455
CenturyLink Inc.	2,077	53,711
Cerner Corp.[a]	2,747	147,541
CH Robinson Worldwide Inc.	1,139	86,632
Charles Schwab Corp. (The)	11,390	469,724
Charter Communications Inc. Class Aa	2,192	710,098
Cheniere Energy Inc.[a]	8,978	427,802
Chevron Corp.	4,489	499,850
Chipotle Mexican Grill Inc.[a,b]	335	141,182
Chubb Ltd.	4,241	557,649
Church & Dwight Co. Inc.	1,876	84,833
Cigna Corp.	2,546	372,276
Cimarex Energy Co.	1,206	163,063
Cincinnati Financial Corp.	1,206	85,119
Cintas Corp.	1,206	140,029
Cisco Systems Inc.	46,766	1,436,652
CIT Group Inc.	2,144	88,311
Citigroup Inc.	26,867	1,499,985
Citizens Financial Group Inc.	5,896	213,258
Citrix Systems Inc.[a]	1,541	140,524
Clorox Co. (The)	670	80,400
CME Group Inc.	3,350	405,618
Coach Inc.	2,814	105,103
Coca-Cola Co. (The)	39,061	1,623,766
Cognizant Technology Solutions Corp. Class Aa	5,829	306,547
Colgate-Palmolive Co.	7,571	488,935
Comcast Corp. Class A	21,976	1,657,430
Comerica Inc.	1,541	104,064
Computer Sciences Corp.	1,139	70,846
Concho Resources Inc.[a]	3,216	448,439

Security	Shares	Value
Consolidated Edison Inc.	5,226	$388,553
Constellation Brands Inc. Class A	2,144	321,085
Cooper Companies Inc. (The)	469	86,582
Core Laboratories NV	1,608	187,863
Corning Inc.	7,370	195,231
CoStar Group Inc.[a]	201	40,622
Costco Wholesale Corp.	4,355	714,002
Coty Inc. Class A	5,896	113,203
CR Bard Inc.	737	174,912
Crown Castle International Corp.	3,015	264,807
CSX Corp.	5,896	273,515
Cummins Inc.	1,809	265,941
CVS Health Corp.	11,323	892,366
Danaher Corp.	6,030	506,038
DaVita Inc.[a]	1,541	98,239
Deere & Co.	2,479	265,377
Dell Technologies Inc. Class Va	3,417	215,237
Delphi Automotive PLC	2,345	164,291
DENTSPLY SIRONA Inc.	2,412	136,760
DexCom Inc.[a]	804	63,637
Diamondback Energy Inc.[a]	4,958	521,433
Digital Realty Trust Inc.	1,690	181,895
Discover Financial Services	4,288	297,073
Discovery Communications Inc. Class C NVS[a]	4,891	135,530
DISH Network Corp. Class Aa	2,412	142,718
Dollar General Corp.	2,479	183,000
Dollar Tree Inc.[a]	2,144	165,495
Domino’s Pizza Inc.	536	93,553
Dover Corp.	2,077	161,487
Dow Chemical Co. (The)	335	19,976
DR Horton Inc.	4,355	130,258
Dr Pepper Snapple Group Inc.	2,077	189,422
Dun & Bradstreet Corp. (The)	536	65,724
E*TRADE Financial Corp.[a]	3,216	120,439
Eaton Corp. PLC	5,494	388,865
eBay Inc.[a]	9,514	302,831
Ecolab Inc.	5,360	643,897
Edison International	5,092	371,105
Edwards Lifesciences Corp.[a]	2,144	206,339
EI du Pont de Nemours & Co.	6,030	455,265
Electronic Arts Inc.[a]	2,948	245,952
Eli Lilly & Co.	8,844	681,253
Emerson Electric Co.	7,102	416,603
Endo International PLC[a]	2,948	36,084

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2017

Security	Shares	Value
Envision Healthcare Corp.[a]	1,407	$95,676
EOG Resources Inc.	4,623	469,604
Equifax Inc.	1,876	220,017
Equinix Inc.	679	261,401
Equity Residential	3,551	215,794
Essex Property Trust Inc.	670	150,281
Estee Lauder Companies Inc. (The) Class A	2,144	174,114
Everest Re Group Ltd.	245	53,883
Eversource Energy	8,844	489,250
Expedia Inc.	1,206	146,638
Expeditors International of Washington Inc.	3,953	205,872
Express Scripts Holding Co.[a]	6,432	443,036
Extra Space Storage Inc.	1,206	86,892
Exxon Mobil Corp.	7,504	629,511
F5 Networks Inc.[a]	670	89,800
Facebook Inc. Class Aa	20,100	2,619,432
Fastenal Co.	3,417	169,757
FedEx Corp.	603	114,033
Fidelity National Information Services Inc.	3,149	250,094
Fifth Third Bancorp.	7,705	201,101
First Data Corp. Class Aa	2,948	45,222
Fiserv Inc.[a]	2,077	223,132
FleetCor Technologies Inc.[a]	804	118,582
Flowserve Corp.	2,211	108,693
Fluor Corp.	2,948	163,614
Foot Locker Inc.	1,072	73,475
Ford Motor Co.	27,068	334,560
Fortinet Inc.[a]	1,474	49,025
Fortive Corp.	3,350	185,289
Franklin Resources Inc.	4,221	167,743
Freeport-McMoRan Inc.[a]	15,276	254,345
Frontier Communications Corp.	16,683	58,224
Gap Inc. (The)	2,412	55,548
Garmin Ltd.	1,139	55,002
General Dynamics Corp.	2,881	521,691
General Electric Co.	81,539	2,421,708
General Mills Inc.	6,700	418,616
General Motors Co.	7,571	277,174
Genuine Parts Co.	1,005	97,294
GGP Inc.	4,355	108,178
Gilead Sciences Inc.	11,323	820,351
Global Payments Inc.	1,340	103,555

Security	Shares	Value
Goldman Sachs Group Inc. (The)	3,953	$906,502
Halliburton Co.	9,045	511,676
Hanesbrands Inc.	3,484	82,606
Harley-Davidson Inc.	1,407	80,255
Harman International Industries Inc.	603	67,029
Harris Corp.	1,072	110,105
Hartford Financial Services Group Inc. (The)	4,489	218,659
Hasbro Inc.	938	77,394
HCA Holdings Inc.[a]	1,943	155,984
HCP Inc.	5,138	155,784
Helmerich & Payne Inc.	3,484	247,921
Henry Schein Inc.[a]	536	85,685
Hershey Co. (The)	1,809	190,795
Hewlett Packard Enterprise Co.	15,678	355,577
Hologic Inc.[a]	1,675	67,888
Home Depot Inc. (The)	10,988	1,511,729
Honeywell International Inc.	6,499	768,962
Hormel Foods Corp.	1,943	70,531
Host Hotels & Resorts Inc.	7,303	131,965
HP Inc.	15,678	235,954
Humana Inc.	1,407	279,290
Huntington Bancshares Inc./OH	8,777	118,753
Huntington Ingalls Industries Inc.	536	103,963
IDEXX Laboratories Inc.[a]	804	98,353
IHS Markit Ltd.[a]	5,465	215,594
Illinois Tool Works Inc.	3,886	494,299
Illumina Inc.[a]	1,407	225,261
Incyte Corp.[a]	1,541	186,785
Ingersoll-Rand PLC	3,015	239,240
Intel Corp.	43,282	1,593,643
Intercontinental Exchange Inc.	5,829	340,180
International Business Machines Corp.	8,107	1,414,834
International Flavors & Fragrances Inc.	2,278	267,004
Intuit Inc.	2,211	262,180
Intuitive Surgical Inc.[a]	402	278,461
Invesco Ltd.	5,092	147,261
Iron Mountain Inc.	2,814	100,741
Jacobs Engineering Group Inc.[a]	2,747	160,837
Jazz Pharmaceuticals PLC[a]	603	73,518
JM Smucker Co. (The)	1,541	209,345
Johnson & Johnson	24,053	2,724,002
Johnson Controls International PLC	9,955	437,821

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2017

Security	Shares	Value
Jones Lang LaSalle Inc.	737	$75,933
JPMorgan Chase & Co.	32,227	2,727,371
Juniper Networks Inc.	3,551	95,096
Kansas City Southern	469	40,292
Kellogg Co.	2,345	170,505
KeyCorp	9,112	163,743
Kimberly-Clark Corp.	1,005	121,736
Kimco Realty Corp.	3,752	93,387
Kinder Morgan Inc./DE	26,197	585,241
KLA-Tencor Corp.	1,742	148,262
Kohl’s Corp.	1,340	53,372
Kraft Heinz Co. (The)	6,901	616,190
Kroger Co. (The)	6,030	204,779
L Brands Inc.	2,412	145,227
L3 Technologies Inc.	1,072	170,116
Laboratory Corp. of America Holdings[a]	737	98,913
Lam Research Corp.	1,943	223,173
Las Vegas Sands Corp.	4,221	221,940
Lennar Corp. Class A	2,546	113,679
Level 3 Communications Inc.[a]	3,082	183,256
Liberty Broadband Corp. Class Ca	1,608	137,227
Liberty Global PLC Series Aa	3,484	127,096
Liberty Global PLC Series C NVS[a]	4,556	160,052
Liberty Interactive Corp. QVC Group Series Aa	4,891	93,809
Liberty Media Corp.-Liberty SiriusXM Class Ca	4,355	156,301
Lincoln National Corp.	3,417	230,682
Linear Technology Corp.	1,943	122,662
LKQ Corp.[a]	1,675	53,449
Lockheed Martin Corp.	2,747	690,404
Loews Corp.	3,551	165,406
Lowe’s Companies Inc.	7,303	533,703
lululemon athletica Inc.[a]	1,273	85,940
M&T Bank Corp.	1,206	196,059
Macquarie Infrastructure Corp.	1,407	105,511
Macy’s Inc.	2,613	77,188
Mallinckrodt PLC[a]	1,206	58,768
ManpowerGroup Inc.	1,139	108,729
Marathon Petroleum Corp.	2,948	141,651
Marriott International Inc./MD Class A	1,541	130,369
Marsh & McLennan Companies Inc.	2,948	200,523
Marvell Technology Group Ltd.	5,695	84,685

Security	Shares	Value
Masco Corp.	3,752	$123,628
MasterCard Inc. Class A	9,024	959,522
Mattel Inc.	2,948	77,267
Maxim Integrated Products Inc.	2,479	110,266
McCormick & Co. Inc./MD	1,943	185,654
McDonald’s Corp.	7,638	936,190
McKesson Corp.	2,278	316,984
Mead Johnson Nutrition Co.	2,412	169,950
Medtronic PLC	13,735	1,044,135
MercadoLibre Inc.	268	49,685
Merck & Co. Inc.	24,857	1,540,885
MetLife Inc.	10,318	561,402
MGM Resorts International[a]	3,283	94,550
Michael Kors Holdings Ltd.[a]	1,608	68,838
Microchip Technology Inc.	2,077	139,886
Micron Technology Inc.[a]	8,586	207,008
Microsoft Corp.	64,789	4,188,609
Mid-America Apartment Communities Inc.	1,072	101,786
Middleby Corp. (The)[a]	804	107,881
Molson Coors Brewing Co. Class B	2,211	213,406
Mondelez International Inc. Class A	15,410	682,355
Monsanto Co.	4,757	515,231
Monster Beverage Corp.[a]	4,489	191,231
Moody’s Corp.	1,742	180,593
Morgan Stanley	15,477	657,618
Motorola Solutions Inc.	1,005	81,114
Mylan NVa	4,556	173,356
Nasdaq Inc.	1,206	85,071
National Oilwell Varco Inc.	6,901	260,927
National Retail Properties Inc.	1,474	64,266
Navient Corp.	4,288	64,492
NetApp Inc.	2,881	110,400
Netflix Inc.[a]	3,953	556,227
Newell Brands Inc.	4,221	199,780
Newmont Mining Corp.	4,221	153,138
News Corp. Class A	6,097	74,932
Nielsen Holdings PLC	4,154	169,940
NIKE Inc. Class B	12,596	666,328
Nordstrom Inc.	1,206	53,329
Norfolk Southern Corp.	1,876	220,355
Northern Trust Corp.	2,345	194,541
Northrop Grumman Corp.	1,876	429,754
NVIDIA Corp.	5,293	577,890
O’Reilly Automotive Inc.[a]	938	246,009

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2017

Security	Shares	Value
Omnicom Group Inc.	1,876	$160,679
ONEOK Inc.	5,762	317,544
Oracle Corp.	28,810	1,155,569
PACCAR Inc.	4,020	270,586
Packaging Corp. of America	1,005	92,641
Palo Alto Networks Inc.[a]	938	138,411
Parker-Hannifin Corp.	1,608	236,585
Parsley Energy Inc. Class Aa	12,529	441,271
Paychex Inc.	2,747	165,617
PayPal Holdings Inc.[a]	9,916	394,458
Pentair PLC	1,876	109,990
PepsiCo Inc.	12,797	1,328,073
Perrigo Co. PLC	1,541	117,347
Pfizer Inc.	55,275	1,753,876
PG&E Corp.	8,442	522,475
Philip Morris International Inc.	15,477	1,487,804
Phillips 66	1,943	158,588
Pioneer Natural Resources Co.	3,685	664,148
PNC Financial Services Group Inc. (The)[e]	4,288	516,532
Polaris Industries Inc.	603	50,694
PPG Industries Inc.	3,752	375,238
Priceline Group Inc. (The)[a]	469	738,736
Principal Financial Group Inc.	3,015	172,126
Procter & Gamble Co. (The)	22,847	2,001,397
Progressive Corp. (The)	3,752	140,475
Prologis Inc.	6,231	304,384
Prudential Financial Inc.	5,226	549,305
Public Storage	1,474	316,910
PulteGroup Inc.	4,891	105,205
PVH Corp.	938	87,994
Qorvo Inc.[a]	1,742	111,854
QUALCOMM Inc.	14,271	762,500
Quest Diagnostics Inc.	938	86,221
Quintiles IMS Holdings Inc.[a]	1,139	89,400
Ralph Lauren Corp.	603	53,323
Raymond James Financial Inc.	1,407	105,427
Raytheon Co.	3,216	463,619
Realty Income Corp.	3,015	179,784
Red Hat Inc.[a]	1,809	137,267
Regeneron Pharmaceuticals Inc.[a]	737	264,797
Regions Financial Corp.	15,209	219,162
Reinsurance Group of America Inc.	504	63,237
ResMed Inc.	1,005	67,878
Reynolds American Inc.	8,710	523,732

Security	Shares	Value
Robert Half International Inc.	1,943	$91,438
Rockwell Automation Inc.	1,943	287,545
Rockwell Collins Inc.	1,809	164,185
Roper Technologies Inc.	1,139	218,517
Ross Stores Inc.	3,618	239,186
S&P Global Inc.	2,278	273,770
salesforce.com inc.[a]	6,365	503,472
SBA Communications Corp.[a]	1,407	148,101
Schlumberger Ltd.	15,678	1,312,405
Seagate Technology PLC	2,345	105,877
Sealed Air Corp.	3,015	146,228
Seattle Genetics Inc.[a]	938	56,505
Sempra Energy	1,876	192,084
Sensata Technologies Holding NVa	2,747	115,237
ServiceNow Inc.[a]	1,608	145,717
Sherwin-Williams Co. (The)	1,340	407,105
Signet Jewelers Ltd.	871	67,651
Simon Property Group Inc.	2,814	517,129
Skyworks Solutions Inc.	2,010	184,397
SL Green Realty Corp.	1,072	116,816
Snap-on Inc.	804	145,950
Spectra Energy Corp.	12,060	502,299
Splunk Inc.[a]	1,608	93,039
Sprint Corp.[a]	10,854	100,182
Stanley Black & Decker Inc.	1,943	240,932
Staples Inc.	6,231	57,325
Starbucks Corp.	13,199	728,849
State Street Corp.	4,560	347,472
Stryker Corp.	3,551	438,655
SunTrust Banks Inc.	5,226	296,941
Symantec Corp.	6,231	171,664
Synchrony Financial	7,611	272,626
Sysco Corp.	5,561	291,730
T Rowe Price Group Inc.	2,211	149,110
T-Mobile U.S. Inc.[a]	3,216	200,260
Targa Resources Corp.	1,206	69,490
Target Corp.	4,221	272,170
TD Ameritrade Holding Corp.	2,814	129,866
TE Connectivity Ltd.	3,015	224,165
TechnipFMC PLC[a]	14,673	493,306
TEGNA Inc.	2,412	55,259
Teleflex Inc.	402	67,427
Tesla Motors Inc.[a,b]	1,273	320,707
Texas Instruments Inc.	8,978	678,198
Textron Inc.	2,814	133,299

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2017

Security	Shares	Value
Thermo Fisher Scientific Inc.	3,685	$561,557
Tiffany & Co.	1,340	105,485
Time Warner Inc.	7,236	700,807
TJX Companies Inc. (The)	5,561	416,630
Toll Brothers Inc.[a]	2,345	73,539
Total System Services Inc.	1,809	91,680
Tractor Supply Co.	1,340	98,718
TransDigm Group Inc.	737	159,487
Travelers Companies Inc. (The)	2,747	323,542
Trimble Inc.[a]	2,345	69,459
TripAdvisor Inc.[a]	1,474	77,975
Twenty-First Century Fox Inc. Class A	9,514	298,549
Twenty-First Century Fox Inc. Class B	6,633	205,689
Twitter Inc.[a]	6,365	112,151
Tyson Foods Inc. Class A	938	58,897
U.S. Bancorp.	13,467	709,038
UDR Inc.	2,144	74,933
Ulta Salon Cosmetics & Fragrance Inc.[a]	603	164,185
Under Armour Inc. Class Aa,b	3,484	74,871
Union Pacific Corp.	6,901	735,509
United Parcel Service Inc. Class B	4,422	482,573
United Rentals Inc.[a]	1,005	127,143
United Technologies Corp.	7,906	867,051
UnitedHealth Group Inc.	8,777	1,422,752
Universal Health Services Inc. Class B	670	75,462
Unum Group	3,283	149,147
Valero Energy Corp.	3,082	202,672
Valspar Corp. (The)	1,407	155,713
Vantiv Inc. Class Aa	1,675	104,252
Varex Imaging Corp.[a]	268	7,705
Varian Medical Systems Inc.[a]	670	52,026
Ventas Inc.	3,283	202,463
VEREIT Inc.	21,775	185,741
Verisk Analytics Inc. Class Aa	1,809	149,496
Verizon Communications Inc.	36,448	1,786,316
Vertex Pharmaceuticals Inc.[a]	2,412	207,118
VF Corp.	3,417	175,907
Viacom Inc. Class B NVS	3,149	132,699
Visa Inc. Class A	17,353	1,435,267
VMware Inc. Class Aa,b	1,005	87,978
Vornado Realty Trust	1,340	142,455

Security	Shares	Value
Voya Financial Inc.	3,819	$153,600
Wabtec Corp./DE	1,072	92,878
Wal-Mart Stores Inc.	13,601	907,731
Walgreens Boots Alliance Inc.	8,911	730,167
Walt Disney Co. (The)	13,802	1,527,191
Waste Connections Inc.	1,139	91,462
Waters Corp.[a]	670	94,906
Weatherford International PLC[a,b]	19,363	100,881
Wells Fargo & Co.	42,813	2,411,656
Welltower Inc.	3,886	257,642
Western Digital Corp.	2,680	213,676
Western Union Co. (The)	3,752	73,464
WestRock Co.	2,747	146,580
Weyerhaeuser Co.	4,020	125,947
Whirlpool Corp.	536	93,741
WhiteWave Foods Co. (The)[a]	1,541	84,847
Whole Foods Market Inc.	2,948	89,089
Williams Companies Inc. (The)	8,911	256,993
Willis Towers Watson PLC	1,005	125,756
Workday Inc. Class Aa	1,273	105,774
WW Grainger Inc.	737	186,144
Wynn Resorts Ltd.	871	88,346
Xerox Corp.	10,117	70,111
Xilinx Inc.	2,948	171,574
XL Group Ltd.	3,484	130,894
Xylem Inc./NY	2,881	142,062
Yahoo! Inc.[a]	9,246	407,471
Yum! Brands Inc.	603	39,515
Zillow Group Inc. Class Ca	1,675	59,262
Zimmer Biomet Holdings Inc.	2,144	253,700
Zoetis Inc.	3,886	213,497

		177,684,601

TOTAL COMMON STOCKS
(Cost: $311,390,259)		329,882,588

PREFERRED STOCKS — 0.72%

BRAZIL — 0.28%
Banco Bradesco SA	24,660	256,365
Itau Unibanco Holding SA	33,536	397,044
Vale SA	26,800	260,293

		913,702
CHILE — 0.02%
Sociedad Quimica y Minera de Chile SA Series B	2,412	78,307

		78,307

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2017

Security	Shares	Value
COLOMBIA — 0.09%
Bancolombia SA	9,380	$88,584
Grupo de Inversiones Suramericana SA	15,678	204,258

		292,842
GERMANY — 0.17%
Bayerische Motoren Werke AG	871	65,278
Henkel AG & Co. KGaA	1,809	220,327
Volkswagen AG	1,809	281,323

		566,928
ITALY — 0.05%
Telecom Italia SpA/Milano	232,289	166,059

		166,059
SOUTH KOREA — 0.11%
Hyundai Motor Co.	670	53,676
Hyundai Motor Co. Series 2	938	77,406
LG Household & Health Care Ltd.	134	60,998
Samsung Electronics Co. Ltd.	134	181,150

		373,230

TOTAL PREFERRED STOCKS (Cost: $2,216,583)		2,391,068

SHORT-TERM INVESTMENTS — 1.76%

MONEY MARKET FUNDS — 1.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[f,g,h]	5,617,085	5,618,770

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[f,g]	259,018	$259,018

		5,877,788

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,876,458)		5,877,788

TOTAL INVESTMENTS IN SECURITIES — 101.47%
(Cost: $319,483,300)[i]		338,151,444
Other Assets, Less Liabilities — (1.47)%		(4,887,309)

NET ASSETS — 100.00%		$333,264,135

ADR   —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[i]	The cost of investments for federal income tax purposes was $320,133,473. Net unrealized appreciation was $18,017,971, of which $31,572,044 represented gross unrealized appreciation on securities and $13,554,073 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	1,000	332	(126)	1,206	$451,020	$4,933	$197
PNC Financial Services Group Inc. (The)	3,550	1,189	(451)	4,288	516,532	4,666	4,837

					$967,552	$9,599	$5,034

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

January 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$329,882,588	$—	$—	$329,882,588
Preferred stocks	2,391,068	—	—	2,391,068
Money market funds	5,877,788	—	—	5,877,788

Total	$338,151,444	$—	$—	$338,151,444

See notes to financial statements.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.88%

CHINA — 31.67%
3SBio Inc.[a,b,c]	759,500	$742,924
58.com Inc. ADR[a,c]	58,807	1,715,988
AAC Technologies Holdings Inc.	542,500	5,593,252
Agricultural Bank of China Ltd. Class H	18,177,000	7,636,854
Air China Ltd. Class H	1,306,000	942,553
Alibaba Group Holding Ltd. ADR[a,c]	812,448	82,309,107
Alibaba Health Information Technology Ltd.[a]	2,182,000	1,015,165
Alibaba Pictures Group Ltd.[a,c]	8,690,000	1,467,120
Aluminum Corp. of China Ltd. Class Ha,c	2,610,000	1,352,201
Anhui Conch Cement Co. Ltd. Class Hc	868,500	2,815,026
ANTA Sports Products Ltd.[c]	652,000	2,083,886
AviChina Industry & Technology Co. Ltd. Class H	1,521,000	1,121,243
Baidu Inc.[a]	196,602	34,419,112
Bank of China Ltd. Class H	57,505,000	26,235,149
Bank of Communications Co. Ltd. Class H	6,513,100	4,826,477
Beijing Capital International Airport Co. Ltd. Class H	874,000	849,293
Beijing Enterprises Holdings Ltd.[c]	434,500	2,172,682
Beijing Enterprises Water Group Ltd.	3,476,000	2,423,548
Belle International Holdings Ltd.	4,557,000	2,795,507
Brilliance China Automotive Holdings Ltd.	2,170,000	3,070,695
Byd Co. Ltd. Class Hc	434,500	2,419,069
CGN Power Co. Ltd. Class Hb	7,809,000	2,214,077
China Cinda Asset Management Co. Ltd. Class H	6,076,000	2,114,249
China CITIC Bank Corp. Ltd. Class H	6,513,200	4,306,123
China Coal Energy Co. Ltd. Class Ha	1,519,000	796,759
China Communications Construction Co. Ltd. Class H	3,262,000	3,955,927
China Communications Services Corp. Ltd. Class H	1,738,000	1,184,896

Security	Shares	Value
China Conch Venture Holdings Ltd.	976,500	$1,880,172
China Construction Bank Corp. Class H	60,977,390	45,579,702
China Everbright Bank Co. Ltd. Class H	2,210,000	1,068,066
China Everbright International Ltd.[c]	1,737,000	2,117,706
China Everbright Ltd.	874,000	1,678,311
China Evergrande Group[c]	3,066,000	2,145,590
China Galaxy Securities Co. Ltd. Class H	2,171,000	2,028,488
China Gas Holdings Ltd.[c]	1,306,000	1,895,205
China Huarong Asset Management Co. Ltd. Class Ha,b	2,170,000	827,801
China Huishan Dairy Holdings Co. Ltd.[c]	3,038,000	1,135,430
China Jinmao Holdings Group Ltd.	2,612,000	770,874
China Life Insurance Co. Ltd. Class H	5,427,000	15,072,377
China Longyuan Power Group Corp. Ltd.	2,174,000	1,790,338
China Medical System Holdings Ltd.	869,000	1,424,563
China Mengniu Dairy Co. Ltd.	1,957,000	3,677,249
China Merchants Bank Co. Ltd. Class H	2,822,446	7,129,456
China Merchants Port Holdings Co. Ltd.[c]	874,000	2,348,509
China Minsheng Banking Corp. Ltd. Class H	4,336,600	4,795,251
China Mobile Ltd.	4,448,500	50,365,137
China National Building Material Co. Ltd. Class H	2,170,000	1,275,261
China Oilfield Services Ltd. Class H	1,306,000	1,417,196
China Overseas Land & Investment Ltd.	2,927,760	8,659,500
China Pacific Insurance Group Co. Ltd. Class H	1,909,600	6,841,666
China Petroleum & Chemical Corp. Class H	18,662,000	14,935,661
China Power International Development Ltd.	2,387,000	864,437

SCHEDULES OF INVESTMENTS	27

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2017

Security	Shares	Value
China Railway Construction Corp. Ltd. Class H	1,410,500	$1,966,867
China Railway Group Ltd. Class H	3,038,000	2,681,964
China Resources Beer Holdings Co. Ltd.[a]	1,306,000	2,659,346
China Resources Gas Group Ltd.	434,000	1,375,940
China Resources Land Ltd.	2,171,555	5,412,551
China Resources Power Holdings Co. Ltd.	1,306,000	2,258,761
China Shenhua Energy Co. Ltd. Class H	2,495,500	5,319,462
China Southern Airlines Co. Ltd. Class H	1,306,000	754,043
China State Construction International Holdings Ltd.	1,306,000	2,134,210
China Taiping Insurance Holdings Co. Ltd.[a]	1,215,390	2,681,600
China Telecom Corp. Ltd. Class H	10,416,000	4,953,384
China Unicom Hong Kong Ltd.	4,348,000	5,166,484
China Vanke Co. Ltd. Class H	953,784	2,433,828
Chongqing Changan Automobile Co. Ltd. Class B	629,763	892,780
Chongqing Rural Commercial Bank Co. Ltd. Class H	1,737,000	1,063,330
CITIC Ltd.	3,040,000	4,521,203
CITIC Securities Co. Ltd. Class H	1,519,000	3,112,645
CNOOC Ltd.	12,993,000	16,477,040
COSCO SHIPPING Ports Ltd.	1,306,000	1,302,743
Country Garden Holdings Co. Ltd.[c]	4,135,838	2,377,240
CRRC Corp. Ltd. Class H	3,038,500	2,972,184
CSPC Pharmaceutical Group Ltd.	3,042,000	3,434,298
Ctrip.com International Ltd.[a,c]	269,948	11,664,453
Dongfeng Motor Group Co. Ltd. Class H	1,738,000	1,852,379
ENN Energy Holdings Ltd.	560,000	2,771,366
Far East Horizon Ltd.	1,305,000	1,194,108
Fosun International Ltd.	1,847,000	2,818,339
Fullshare Holdings Ltd.	2,712,500	1,146,617
Fuyao Glass Industry Group Co. Ltd. Class Hb	260,400	773,547
GCL-Poly Energy Holdings Ltd.[a,c]	9,544,000	1,242,300

Security	Shares	Value
Geely Automobile Holdings Ltd.	3,255,000	$3,871,929
GF Securities Co. Ltd. Class H	998,200	2,145,795
GOME Electrical Appliances Holding Ltd.[c]	9,105,160	1,138,240
Great Wall Motor Co. Ltd. Class H	2,279,000	2,302,688
Guangdong Investment Ltd.	2,170,000	2,698,744
Guangzhou Automobile Group Co. Ltd. Class H	1,738,855	2,379,921
Guangzhou R&F Properties Co. Ltd. Class H	694,800	893,645
Haier Electronics Group Co. Ltd.	875,000	1,544,910
Haitian International Holdings Ltd.	437,000	890,969
Haitong Securities Co. Ltd. Class H	2,257,600	4,073,331
Hengan International Group Co. Ltd.	542,500	4,457,123
HengTen Networks Group Ltd.[a]	12,152,000	346,110
Huaneng Power International Inc. Class H	3,038,000	1,981,130
Huaneng Renewables Corp. Ltd. Class H	2,610,000	817,375
Huatai Securities Co. Ltd. Class Hb	1,085,000	2,105,859
Industrial & Commercial Bank of China Ltd. Class H	53,382,350	32,885,182
JD.com Inc. ADR[a,c]	484,995	13,773,858
Jiangsu Expressway Co. Ltd. Class H	870,000	1,090,955
Jiangxi Copper Co. Ltd. Class H	869,000	1,507,438
Kingsoft Corp. Ltd.	437,000	919,129
Kunlun Energy Co. Ltd.	2,610,000	2,092,211
Lenovo Group Ltd.	5,212,000	3,432,416
Longfor Properties Co. Ltd.	1,087,000	1,571,799
Netease Inc.	57,507	14,601,027
New China Life Insurance Co. Ltd. Class H	564,400	2,742,225
New Oriental Education & Technology Group Inc. ADR[a]	96,834	4,604,457
Nine Dragons Paper (Holdings) Ltd.	1,306,000	1,511,451
People’s Insurance Co. Group of China Ltd. (The) Class H	5,208,000	2,040,418
PetroChina Co. Ltd. Class H	15,184,000	12,171,700

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2017

Security	Shares	Value
PICC Property & Casualty Co. Ltd. Class H	3,041,876	$4,633,761
Ping An Insurance Group Co. of China Ltd. Class H	3,797,500	19,625,323
Qunar Cayman Islands Ltd. ADR[a,c]	25,521	776,604
Semiconductor Manufacturing International Corp.[a,c]	1,992,400	2,747,483
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,748,000	1,146,658
Shanghai Electric Group Co. Ltd. Class Ha,c	1,752,000	801,562
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	218,500	729,333
Shanghai Industrial Holdings Ltd.	437,000	1,179,886
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	722,796	1,042,272
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	477,400	1,221,902
Shenzhou International Group Holdings Ltd.	437,000	2,706,135
Shimao Property Holdings Ltd.	869,000	1,169,216
Sina Corp.[a]	39,125	2,727,795
Sino Biopharmaceutical Ltd.	3,478,000	2,756,636
Sino-Ocean Group Holding Ltd.	2,063,000	893,333
Sinopec Engineering Group Co. Ltd. Class H	869,500	705,968
Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,610,000	1,621,296
Sinopharm Group Co. Ltd. Class H	869,600	3,989,736
Sinotrans Ltd. Class H	1,305,000	544,917
SOHO China Ltd.	1,519,500	771,563
Sun Art Retail Group Ltd.	1,739,000	1,752,593
Sunac China Holdings Ltd.[c]	1,305,000	1,163,835
Sunny Optical Technology Group Co. Ltd.	437,000	2,576,601
TAL Education Group Class A ADR[a,c]	30,380	2,460,476
Tencent Holdings Ltd.	4,107,100	108,190,923
Tingyi Cayman Islands Holding Corp.	1,304,000	1,487,290
TravelSky Technology Ltd. Class H	653,000	1,472,739

Security	Shares	Value
Tsingtao Brewery Co. Ltd. Class H	434,000	$1,739,501
Vipshop Holdings Ltd. ADR[a]	295,470	3,344,720
Want Want China Holdings Ltd.[c]	4,123,000	2,954,356
Weibo Corp. ADR[a,c]	24,500	1,181,390
Weichai Power Co. Ltd. Class H	869,800	1,546,939
Yanzhou Coal Mining Co. Ltd. Class H	1,304,000	1,026,818
Yum China Holdings Inc.[a]	300,006	8,244,165
YY Inc. ADR[a]	23,219	953,837
Zhejiang Expressway Co. Ltd. Class H	870,000	877,921
Zhuzhou CRRC Times Electric Co. Ltd. Class H	434,500	2,491,865
Zijin Mining Group Co. Ltd. Class H	4,348,000	1,468,133
ZTE Corp. Class H	521,200	814,107

		807,849,463
HONG KONG — 12.07%
AIA Group Ltd.	8,688,800	54,085,592
ASM Pacific Technology Ltd.	173,700	2,115,467
Bank of East Asia Ltd. (The)[c]	868,400	3,721,227
BOC Hong Kong Holdings Ltd.[c]	2,713,500	10,910,862
Cathay Pacific Airways Ltd.[c]	869,000	1,180,416
Cheung Kong Infrastructure Holdings Ltd.	437,000	3,522,763
Cheung Kong Property Holdings Ltd.	1,955,132	12,951,315
CK Hutchison Holdings Ltd.	1,953,132	23,522,613
CLP Holdings Ltd.	1,193,500	11,666,825
First Pacific Co. Ltd./Hong Kong	1,739,000	1,322,289
Galaxy Entertainment Group Ltd.[c]	1,736,000	8,311,572
Hang Lung Group Ltd.[c]	651,000	2,504,379
Hang Lung Properties Ltd.	1,520,000	3,761,140
Hang Seng Bank Ltd.	564,400	11,558,076
Henderson Land Development Co. Ltd.	727,284	4,035,077
HK Electric Investments & HK Electric Investments Ltd.[b]	1,955,000	1,632,663
HKT Trust & HKT Ltd.	1,953,640	2,734,318
Hong Kong & China Gas Co. Ltd.[c]	5,696,745	10,763,051
Hong Kong Exchanges & Clearing Ltd.[c]	846,600	20,588,505
Hongkong Land Holdings Ltd.	845,700	5,708,475

SCHEDULES OF INVESTMENTS	29

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2017

Security	Shares	Value
Hysan Development Co. Ltd.	437,000	$1,999,330
Jardine Matheson Holdings Ltd.	173,600	10,714,592
Kerry Properties Ltd.	434,500	1,234,733
Li & Fung Ltd.[c]	4,348,000	1,894,004
Link REIT	1,631,000	11,172,025
Melco Crown Entertainment Ltd. ADR	139,885	2,355,663
MGM China Holdings Ltd.	700,000	1,365,836
MTR Corp. Ltd.	1,087,000	5,547,526
New World Development Co. Ltd.	4,125,666	4,785,323
NWS Holdings Ltd.	1,305,500	2,352,116
PCCW Ltd.	3,038,000	1,848,010
Power Assets Holdings Ltd.	976,500	9,381,981
Sands China Ltd.	1,736,800	7,722,245
Shangri-La Asia Ltd.	874,333	974,693
Sino Land Co. Ltd.[c]	2,171,200	3,609,643
SJM Holdings Ltd.	1,305,000	1,042,742
Sun Hung Kai Properties Ltd.	1,085,000	15,017,882
Swire Pacific Ltd. Class A	326,000	3,325,394
Swire Properties Ltd.	868,400	2,450,973
Techtronic Industries Co. Ltd.	1,091,000	3,782,263
WH Group Ltd.[b]	5,425,000	4,139,006
Wharf Holdings Ltd. (The)[c]	868,000	6,549,698
Wheelock & Co. Ltd.	653,000	3,984,812
Wynn Macau Ltd.[c]	1,128,800	2,074,489
Yue Yuen Industrial Holdings Ltd.	542,500	1,985,604

		307,907,208
INDIA — 9.71%
ACC Ltd.	32,865	684,718
Adani Ports & Special Economic Zone Ltd.	619,020	2,676,535
Ambuja Cements Ltd.	445,721	1,504,789
Apollo Hospitals Enterprise Ltd.	57,511	1,042,692
Ashok Leyland Ltd.	854,160	1,142,531
Asian Paints Ltd.	212,244	3,036,705
Aurobindo Pharma Ltd.	195,396	1,963,608
Axis Bank Ltd.	1,206,255	8,285,280
Bajaj Auto Ltd.	62,706	2,618,827
Bajaj Finance Ltd.	122,090	1,865,946
Bajaj Finserv Ltd.	23,141	1,107,115
Bharat Forge Ltd.	78,474	1,077,955
Bharat Heavy Electricals Ltd.	435,742	880,219
Bharat Petroleum Corp. Ltd.	326,151	3,276,893
Bharti Airtel Ltd.	741,332	3,804,729
Bharti Infratel Ltd.	413,040	1,788,653

Security	Shares	Value
Bosch Ltd.	5,644	$1,841,049
Cadila Healthcare Ltd.	153,459	792,911
Cairn India Ltd.	329,406	1,342,483
Cipla Ltd.	256,773	2,177,527
Coal India Ltd.	506,634	2,308,958
Container Corp. of India Ltd.	24,657	430,830
Dabur India Ltd.	388,632	1,580,992
Divi’s Laboratories Ltd.	60,109	620,271
Dr. Reddy’s Laboratories Ltd.	83,428	3,712,174
Eicher Motors Ltd.	9,753	3,310,435
GAIL (India) Ltd.	238,197	1,643,628
Glenmark Pharmaceuticals Ltd.	102,882	1,355,458
Godrej Consumer Products Ltd.	87,762	2,044,287
Havells India Ltd.	170,772	1,057,304
HCL Technologies Ltd.	418,440	5,002,839
Hero Motocorp Ltd.	36,753	1,718,526
Hindalco Industries Ltd.	839,472	2,350,324
Hindustan Petroleum Corp. Ltd.	261,289	2,007,857
Hindustan Unilever Ltd.	465,907	5,874,226
Housing Development Finance Corp. Ltd.	1,085,970	21,862,659
ICICI Bank Ltd.	787,645	3,122,369
Idea Cellular Ltd.	924,637	1,500,516
IDFC Bank Ltd.	862,117	761,794
Indiabulls Housing Finance Ltd.	218,306	2,415,379
Infosys Ltd.	1,323,051	18,108,706
ITC Ltd.	2,418,412	9,200,267
JSW Steel Ltd.	626,961	1,831,120
Larsen & Toubro Ltd.	228,231	4,865,194
LIC Housing Finance Ltd.	221,776	1,809,479
Lupin Ltd.	162,536	3,523,350
Mahindra & Mahindra Financial Services Ltd.	210,084	827,083
Mahindra & Mahindra Ltd.	276,678	5,057,239
Marico Ltd.	330,711	1,253,967
Maruti Suzuki India Ltd.	77,826	6,761,381
Motherson Sumi Systems Ltd.	289,638	1,416,705
Nestle India Ltd.	16,881	1,456,041
NTPC Ltd.	1,225,479	3,113,145
Oil & Natural Gas Corp. Ltd.	910,765	2,719,072
Piramal Enterprises Ltd.	56,207	1,398,195
Power Finance Corp. Ltd.	479,527	919,897
Reliance Industries Ltd.	931,581	14,351,661
Shree Cement Ltd.	6,076	1,384,203
Shriram Transport Finance Co. Ltd.	109,371	1,539,125

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2017

Security	Shares	Value
Siemens Ltd.	53,169	$898,571
State Bank of India	1,146,822	4,400,842
Sun Pharmaceuticals Industries Ltd.	709,189	6,601,118
Tata Consultancy Services Ltd.	341,902	11,236,983
Tata Motors Ltd.	1,130,476	8,723,719
Tata Motors Ltd. Class A	293,299	1,439,368
Tata Power Co. Ltd.	831,696	978,250
Tata Steel Ltd.	226,101	1,543,166
Tech Mahindra Ltd.	172,068	1,146,866
Titan Co. Ltd.	216,569	1,155,705
Ultratech Cement Ltd.	50,344	2,741,446
United Spirits Ltd.[a]	47,985	1,540,796
UPL Ltd.	255,045	2,724,502
Vedanta Ltd.	763,191	2,847,132
Wipro Ltd.	428,203	2,890,662
Yes Bank Ltd.	224,373	4,616,769
Zee Entertainment Enterprises Ltd.	421,464	3,038,678

		247,652,394
INDONESIA — 2.94%
Adaro Energy Tbk PT	11,045,300	1,402,118
AKR Corporindo Tbk PT	1,256,100	627,932
Astra International Tbk PT	14,870,700	8,853,927
Bank Central Asia Tbk PT	8,991,800	10,303,280
Bank Danamon Indonesia Tbk PT	2,487,046	774,844
Bank Mandiri Persero Tbk PT	6,788,651	5,541,756
Bank Negara Indonesia Persero Tbk PT	5,490,215	2,343,698
Bank Rakyat Indonesia Persero Tbk PT	8,128,200	7,137,476
Bumi Serpong Damai Tbk PT	5,837,500	800,047
Charoen Pokphand Indonesia Tbk PT	5,447,000	1,264,610
Gudang Garam Tbk PT	347,800	1,608,437
Hanjaya Mandala Sampoerna Tbk PT	6,529,800	1,882,773
Indocement Tunggal Prakarsa Tbk PT	1,040,100	1,170,380
Indofood CBP Sukses Makmur Tbk PT	1,663,600	1,046,564
Indofood Sukses Makmur Tbk PT	3,243,300	1,924,969
Jasa Marga Persero Tbk PT	1,615,840	510,679
Kalbe Farma Tbk PT	15,648,300	1,699,310

Security	Shares	Value
Lippo Karawaci Tbk PT	13,790,700	$759,121
Matahari Department Store Tbk PT	1,688,100	1,867,941
Media Nusantara Citra Tbk PT	3,610,000	458,262
Pakuwon Jati Tbk PT	14,696,700	616,375
Perusahaan Gas Negara Persero Tbk PT	7,998,600	1,725,218
Semen Indonesia Persero Tbk PT	2,163,300	1,462,182
Summarecon Agung Tbk PT	7,500,900	735,906
Surya Citra Media Tbk PT	4,107,300	867,447
Telekomunikasi Indonesia Persero Tbk PT	36,546,200	10,592,308
Tower Bersama Infrastructure Tbk PT	1,558,500	577,763
Unilever Indonesia Tbk PT	1,083,300	3,342,592
United Tractors Tbk PT	1,212,943	1,984,857
Waskita Karya Persero Tbk PT	3,156,900	605,255
XL Axiata Tbk PTa	2,552,100	556,196

		75,044,223
MALAYSIA — 2.89%
AirAsia Bhd	1,039,900	598,656
Alliance Financial Group Bhd	759,200	644,450
AMMB Holdings Bhd	1,299,100	1,343,239
Astro Malaysia Holdings Bhd	1,148,000	704,946
Axiata Group Bhd	1,893,100	2,021,529
Berjaya Sports Toto Bhd	477,413	315,796
British American Tobacco Malaysia Bhd	108,800	1,138,231
CIMB Group Holdings Bhd	2,206,500	2,475,743
Dialog Group Bhd	2,508,962	866,624
DiGi.Com Bhd[c]	2,552,100	2,857,753
Felda Global Ventures Holdings Bhd[c]	996,900	416,360
Gamuda Bhd	1,256,100	1,364,001
Genting Bhd	1,623,000	3,004,538
Genting Malaysia Bhd	2,206,500	2,510,613
Genting Plantations Bhd	173,900	427,929
HAP Seng Consolidated Bhd[c]	391,000	767,965
Hartalega Holdings Bhd	434,200	462,676
Hong Leong Bank Bhd	455,700	1,355,938
Hong Leong Financial Group Bhd	130,500	433,085
IHH Healthcare Bhd	2,314,500	3,291,873
IJM Corp. Bhd	2,120,100	1,584,272
IOI Corp. Bhd	1,688,100	1,680,668

SCHEDULES OF INVESTMENTS	31

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2017

Security	Shares	Value
IOI Properties Group Bhd	1,180,933	$570,538
Kuala Lumpur Kepong Bhd	303,800	1,652,913
Lafarge Malaysia Bhd	217,400	338,652
Malayan Banking Bhd[c]	2,465,300	4,574,956
Malaysia Airports Holdings Bhd	564,400	787,446
Maxis Bhd[c]	1,342,500	1,863,952
MISC Bhd	780,700	1,293,676
Petronas Chemicals Group Bhd	1,774,500	2,856,346
Petronas Dagangan Bhd	130,500	693,525
Petronas Gas Bhd	520,800	2,454,973
PPB Group Bhd	326,100	1,197,062
Public Bank Bhd	1,946,930	8,834,698
RHB Bank Bhd	564,445	624,400
RHB Bank Bhd New[a]	359,100	1
Sapurakencana Petroleum Bhd[a]	2,768,100	1,074,869
Sime Darby Bhd	1,687,300	3,394,027
Telekom Malaysia Bhd	780,500	1,048,420
Tenaga Nasional Bhd	2,465,500	7,458,562
UMW Holdings Bhd[c]	347,800	443,632
Westports Holdings Bhd	780,900	735,151
YTL Corp. Bhd	3,156,900	1,083,302
YTL Power International Bhd	1,342,520	433,413

		73,681,399
PHILIPPINES — 1.45%
Aboitiz Equity Ventures Inc.	1,469,810	2,194,452
Aboitiz Power Corp.	1,040,100	881,990
Alliance Global Group Inc.	1,428,100	359,859
Ayala Corp.	168,818	2,713,843
Ayala Land Inc.	5,447,000	3,891,105
Bank of the Philippine Islands	522,999	941,640
BDO Unibank Inc.	1,449,580	3,279,869
DMCI Holdings Inc.	3,027,300	785,948
Energy Development Corp.	6,982,300	766,068
Globe Telecom Inc.	23,870	825,005
GT Capital Holdings Inc.	58,475	1,532,229
International Container Terminal Services Inc.	384,730	598,761
JG Summit Holdings Inc.	2,014,447	3,007,604
Jollibee Foods Corp.	332,970	1,375,638
Megaworld Corp.	8,241,000	607,746
Metro Pacific Investments Corp.	8,733,000	1,196,806
Metropolitan Bank & Trust Co.	358,891	587,755
PLDT Inc.	69,285	2,046,598
Robinsons Land Corp.	1,256,100	633,540
Security Bank Corp.	114,490	490,491

Security	Shares	Value
SM Investments Corp.	174,860	$2,424,463
SM Prime Holdings Inc.	6,184,225	3,690,776
Universal Robina Corp.	652,980	2,138,767

		36,970,953
SINGAPORE — 4.64%
Ascendas REIT	1,666,518	2,910,019
CapitaLand Commercial Trust	1,536,900	1,663,666
CapitaLand Ltd.[c]	1,931,300	4,510,205
CapitaLand Mall Trust[c]	1,817,700	2,503,079
City Developments Ltd.[c]	303,800	1,990,399
ComfortDelGro Corp. Ltd.	1,558,500	2,666,088
DBS Group Holdings Ltd.	1,255,900	16,911,146
Genting Singapore PLC	4,470,200	3,077,863
Global Logistic Properties Ltd.	1,990,500	3,673,552
Golden Agri-Resources Ltd.	5,187,307	1,564,882
Hutchison Port Holdings Trust	3,848,171	1,635,473
Jardine Cycle & Carriage Ltd.	65,366	1,918,572
Keppel Corp. Ltd.[c]	1,083,300	4,744,436
Oversea-Chinese Banking Corp. Ltd.	2,227,875	14,849,337
SATS Ltd.	442,000	1,656,559
SembCorp Industries Ltd.[c]	737,700	1,649,457
Singapore Airlines Ltd.[c]	391,000	2,747,658
Singapore Exchange Ltd.	586,000	3,086,400
Singapore Press Holdings Ltd.[c]	1,322,700	3,239,150
Singapore Technologies Engineering Ltd.	1,126,500	2,638,735
Singapore Telecommunications Ltd.	5,728,800	15,737,121
StarHub Ltd.[c]	434,200	915,370
Suntec REIT[c]	1,688,300	2,073,225
United Overseas Bank Ltd.	932,000	13,839,750
UOL Group Ltd.[c]	347,800	1,572,605
Wilmar International Ltd.	1,385,700	3,816,380
Yangzijiang Shipbuilding Holdings Ltd.[c]	1,407,300	804,143

		118,395,270
SOUTH KOREA — 16.46%
AmorePacific Corp.	23,436	6,392,920
AmorePacific Group	20,337	2,371,279
BGF retail Co. Ltd.	14,105	1,113,010
BNK Financial Group Inc.	188,573	1,384,156
Celltrion Inc.[a]	58,342	5,030,435
Cheil Worldwide Inc.	51,441	821,126
CJ CheilJedang Corp.	5,642	1,721,099

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2017

Security	Shares	Value
CJ Corp.	10,833	$1,701,250
CJ E&M Corp.	13,857	1,043,359
CJ Korea Express Corp.[a]	5,208	730,491
Coway Co. Ltd.	38,911	2,929,793
Daelim Industrial Co. Ltd.	20,337	1,468,268
Daewoo Engineering & Construction Co. Ltd.[a,c]	93,378	416,228
DGB Financial Group Inc.	126,027	1,070,378
Dongbu Insurance Co. Ltd.	35,805	1,820,907
Dongsuh Cos. Inc.	24,651	543,039
Doosan Heavy Industries & Construction Co. Ltd.	35,025	827,327
E-MART Inc.	14,105	2,463,914
GS Engineering & Construction Corp.[a,c]	35,887	855,408
GS Holdings Corp.	37,615	1,650,774
GS Retail Co. Ltd.	19,473	871,350
Hana Financial Group Inc.	219,170	6,497,209
Hankook Tire Co. Ltd.	54,902	2,673,998
Hanmi Pharm Co. Ltd.[c]	3,689	914,235
Hanmi Science Co. Ltd.[c]	8,673	430,627
Hanon Systems	139,380	1,090,237
Hanssem Co. Ltd.	7,812	1,401,602
Hanwha Chemical Corp.	78,042	1,752,772
Hanwha Corp.	32,865	995,481
Hanwha Life Insurance Co. Ltd.	158,211	876,757
Hanwha Techwin Co. Ltd.	24,437	876,881
Hotel Shilla Co. Ltd.[c]	23,791	887,479
Hyosung Corp.	15,153	1,766,829
Hyundai Department Store Co. Ltd.	11,265	932,530
Hyundai Development Co. Engineering & Construction	40,796	1,534,107
Hyundai Engineering & Construction Co. Ltd.	53,169	1,901,017
Hyundai Glovis Co. Ltd.	13,857	1,854,198
Hyundai Heavy Industries Co. Ltd.[a]	30,705	3,500,914
Hyundai Marine & Fire Insurance Co. Ltd.	44,745	1,158,957
Hyundai Mobis Co. Ltd.	49,910	10,393,443
Hyundai Motor Co.	105,690	12,687,165
Hyundai Steel Co.	55,986	2,803,877
Hyundai Wia Corp.	12,129	674,239
Industrial Bank of Korea	187,922	2,053,704
Kakao Corp.[c]	22,351	1,494,426

Security	Shares	Value
Kangwon Land Inc.	83,979	$2,363,061
KB Financial Group Inc.	283,436	11,463,292
KCC Corp.	4,125	1,233,489
KEPCO Plant Service & Engineering Co. Ltd.	16,449	774,254
Kia Motors Corp.	192,913	6,042,538
Korea Aerospace Industries Ltd. Class A	42,532	2,269,154
Korea Electric Power Corp.	185,318	6,769,425
Korea Gas Corp.	20,769	827,472
Korea Investment Holdings Co. Ltd.	27,675	1,107,381
Korea Zinc Co. Ltd.	6,293	2,653,446
Korean Air Lines Co. Ltd.[a]	28,977	657,038
KT Corp.	25,218	637,991
KT&G Corp.	84,413	7,300,152
Kumho Petrochemical Co. Ltd.	13,857	981,354
LG Chem Ltd.	33,852	7,632,066
LG Corp.	69,657	3,548,485
LG Display Co. Ltd.	172,068	4,538,236
LG Electronics Inc.	76,818	3,662,092
LG Household & Health Care Ltd.	6,945	5,253,124
LG Innotek Co. Ltd.	9,969	850,123
LG Uplus Corp.	158,211	1,552,023
Lotte Chemical Corp.	11,265	3,649,662
Lotte Chilsung Beverage Co. Ltd.	437	544,887
Lotte Confectionery Co. Ltd.	3,908	686,027
Lotte Shopping Co. Ltd.	8,029	1,564,898
Mirae Asset Daewoo Co. Ltd.	263,122	1,994,755
NAVER Corp.	20,182	13,164,062
NCsoft Corp.	12,560	3,285,638
NH Investment & Securities Co. Ltd.	96,790	953,658
OCI Co. Ltd.[a,c]	12,129	895,507
Orion Corp./Republic of Korea	2,606	1,455,377
Ottogi Corp.	869	486,060
POSCO	53,511	12,478,686
Posco Daewoo Corp.	33,729	738,665
S-1 Corp.	13,857	1,002,817
S-Oil Corp.	32,865	2,293,565
Samsung Biologics Co. Ltd.[a]	12,125	1,679,825
Samsung C&T Corp.	55,552	6,023,192
Samsung Card Co. Ltd.	25,521	859,777
Samsung Electro-Mechanics Co. Ltd.[c]	41,505	2,025,070
Samsung Electronics Co. Ltd.	71,827	121,947,054

SCHEDULES OF INVESTMENTS	33

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2017

Security	Shares	Value
Samsung Fire & Marine Insurance Co. Ltd.	24,304	$5,625,829
Samsung Heavy Industries Co. Ltd.[a]	183,151	1,639,076
Samsung Life Insurance Co. Ltd.	51,212	4,891,603
Samsung SDI Co. Ltd.	40,209	3,996,334
Samsung SDS Co. Ltd.	25,389	2,752,787
Samsung Securities Co. Ltd.	36,456	1,016,414
Shinhan Financial Group Co. Ltd.	308,297	12,176,949
Shinsegae Inc.	5,208	788,751
SK Holdings Co. Ltd.	32,984	6,144,941
SK Hynix Inc.	421,197	19,463,281
SK Innovation Co. Ltd.	47,523	6,420,369
SK Networks Co. Ltd.	91,650	521,303
SK Telecom Co. Ltd.	14,539	2,789,947
Woori Bank	221,776	2,500,013
Yuhan Corp.	5,923	960,748

		419,912,918
TAIWAN — 14.36%
Acer Inc.	2,149,830	987,608
Advanced Semiconductor Engineering Inc.	4,557,863	4,987,389
Advantech Co. Ltd.	219,278	1,853,783
Asia Cement Corp.	1,567,448	1,337,626
Asia Pacific Telecom Co. Ltd.[a]	1,303,000	421,918
Asustek Computer Inc.	437,100	3,806,811
AU Optronics Corp.	6,294,580	2,590,445
Casetek Holdings Ltd.	93,000	284,228
Catcher Technology Co. Ltd.	437,000	3,554,999
Cathay Financial Holding Co. Ltd.	6,076,722	9,208,329
Chailease Holding Co. Ltd.	652,811	1,166,255
Chang Hwa Commercial Bank Ltd.	3,656,032	2,023,612
Cheng Shin Rubber Industry Co. Ltd.	1,305,303	2,590,118
Chicony Electronics Co. Ltd.	441,187	1,037,309
China Airlines Ltd.	1,740,330	521,888
China Development Financial Holding Corp.	9,535,734	2,427,588
China Life Insurance Co. Ltd./Taiwan	2,606,804	2,544,765
China Steel Corp.	8,673,484	7,000,547
Chunghwa Telecom Co. Ltd.	2,605,110	8,477,038
Compal Electronics Inc.	3,038,000	1,826,909
CTBC Financial Holding Co. Ltd.	12,648,456	7,182,496

Security	Shares	Value
Delta Electronics Inc.	1,446,000	$8,026,670
E.Sun Financial Holding Co. Ltd.	5,698,100	3,353,855
Eclat Textile Co. Ltd.	217,400	2,254,036
EVA Airways Corp.	1,366,310	658,179
Evergreen Marine Corp. Taiwan Ltd.[a]	1,315,145	541,229
Far Eastern New Century Corp.	2,173,040	1,802,432
Far EasTone Telecommunications Co. Ltd.	1,305,000	3,097,429
Feng TAY Enterprise Co. Ltd.	221,652	961,675
First Financial Holding Co. Ltd.	6,973,221	3,881,921
Formosa Chemicals & Fibre Corp.	2,390,740	7,382,876
Formosa Petrochemical Corp.	869,000	2,952,482
Formosa Plastics Corp.	3,038,400	8,743,179
Formosa Taffeta Co. Ltd.	437,000	419,629
Foxconn Technology Co. Ltd.	656,666	1,841,413
Fubon Financial Holding Co. Ltd.	4,992,111	8,058,471
Giant Manufacturing Co. Ltd.	217,000	1,419,160
Highwealth Construction Corp.	364,880	543,025
Hiwin Technologies Corp.	170,360	875,007
Hon Hai Precision Industry Co. Ltd.	11,203,146	29,914,609
Hotai Motor Co. Ltd.	217,000	2,478,339
HTC Corp.[a]	437,450	1,106,673
Hua Nan Financial Holdings Co. Ltd.	5,310,074	2,786,662
Innolux Corp.	6,511,981	2,742,237
Inventec Corp.	1,737,460	1,302,568
Largan Precision Co. Ltd.	83,000	11,783,003
Lite-On Technology Corp.	1,520,371	2,289,336
MediaTek Inc.	1,091,391	7,433,547
Mega Financial Holding Co. Ltd.	8,025,827	5,965,730
Merida Industry Co. Ltd.	177,000	917,581
Micro-Star International Co. Ltd.	217,000	523,359
Nan Ya Plastics Corp.	3,478,000	8,155,203
Nanya Technology Corp.	437,000	669,176
Nien Made Enterprise Co. Ltd.	68,000	634,531
Novatek Microelectronics Corp.	435,000	1,533,449
OBI Pharma Inc.[a]	75,000	693,868
Pegatron Corp.	1,521,000	3,644,073
Phison Electronics Corp.	116,000	914,056
Pou Chen Corp.	1,522,000	1,920,344
Powertech Technology Inc.	435,200	1,187,061
President Chain Store Corp.	437,000	3,255,264

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2017

Security	Shares	Value
Quanta Computer Inc.	1,957,000	$3,970,688
Realtek Semiconductor Corp.	217,642	756,810
Ruentex Development Co. Ltd.[a]	570,747	692,813
Ruentex Industries Ltd.	437,195	806,159
Shin Kong Financial Holding Co. Ltd.[a]	6,076,457	1,556,624
Siliconware Precision Industries Co. Ltd.	1,520,661	2,314,028
SinoPac Financial Holdings Co. Ltd.	7,248,073	2,131,922
Standard Foods Corp.	301,735	739,273
Synnex Technology International Corp.	1,121,950	1,166,834
TaiMed Biologics Inc.[a]	109,000	558,109
Taishin Financial Holding Co. Ltd.	6,293,049	2,368,978
Taiwan Business Bank	2,754,681	717,978
Taiwan Cement Corp.	2,389,000	2,697,971
Taiwan Cooperative Financial Holding Co. Ltd.	5,644,743	2,575,124
Taiwan Fertilizer Co. Ltd.	437,000	567,406
Taiwan Mobile Co. Ltd.	1,305,000	4,350,555
Taiwan Semiconductor Manufacturing Co. Ltd.	17,743,670	105,003,853
Teco Electric and Machinery Co. Ltd.	1,305,000	1,174,025
Transcend Information Inc.	137,000	373,684
Uni-President Enterprises Corp.	3,478,694	5,937,285
United Microelectronics Corp.	8,671,000	3,139,662
Vanguard International Semiconductor Corp.	653,000	1,172,842
Wistron Corp.	1,872,538	1,592,010
WPG Holdings Ltd.	1,089,240	1,299,610
Yuanta Financial Holding Co. Ltd.	6,943,556	2,746,765
Yulon Motor Co. Ltd.	653,000	573,922
Zhen Ding Technology Holding Ltd.	437,097	911,955

		366,391,883
THAILAND — 2.69%
Advanced Info Service PCL NVDR	780,900	3,526,359
Airports of Thailand PCL NVDR[c]	303,800	3,572,088
Bangkok Bank PCL Foreign[c]	173,700	895,386
Bangkok Dusit Medical Services PCL NVDR	2,941,900	1,854,876

Security	Shares	Value
Bangkok Expressway & Metro PCL	5,057,700	$1,012,689
Banpu PCL NVDR	1,040,100	573,074
BEC World PCL NVDR	1,019,900	512,702
Berli Jucker PCL NVDR	781,200	1,109,344
BTS Group Holdings PCL NVDR	4,431,300	1,050,876
Bumrungrad Hospital PCL NVDR	260,600	1,324,834
Central Pattana PCL NVDR	953,700	1,530,362
Charoen Pokphand Foods PCL NVDR	1,974,800	1,598,461
CP ALL PCL NVDR	3,675,300	6,315,128
Delta Electronics Thailand PCL NVDR	347,800	847,028
Electricity Generating PCL NVDR	86,900	498,546
Energy Absolute PCL NVDR	824,100	667,051
Glow Energy PCL NVDR	391,000	866,174
Home Product Center PCL NVDR	3,096,443	875,024
Indorama Ventures PCL NVDR	1,051,900	1,045,626
IRPC PCL NVDR	7,480,200	1,104,716
Kasikornbank PCL Foreign	889,700	4,737,823
Kasikornbank PCL NVDR	274,575	1,469,963
KCE Electronics PCL NVDR	151,900	470,239
Krung Thai Bank PCL NVDR	2,724,975	1,470,449
Minor International PCL NVDR[c]	1,667,220	1,645,439
PTT Exploration & Production PCL NVDR	1,018,584	2,835,025
PTT Global Chemical PCL NVDR	1,498,476	2,883,322
PTT PCL NVDR	737,700	8,464,379
Robinson Department Store PCL NVDR	303,800	500,437
Siam Cement PCL (The) Foreign	217,400	3,124,237
Siam Cement PCL (The) NVDR	86,900	1,248,833
Siam Commercial Bank PCL (The) NVDR	1,148,200	4,924,118
Thai Oil PCL NVDR	607,600	1,238,151
Thai Union Group PCL NVDR	1,429,300	844,347
TMB Bank PCL NVDR	10,374,600	689,479
True Corp. PCL NVDR	7,428,490	1,381,897

		68,708,482

TOTAL COMMON STOCKS
(Cost: $2,390,798,859)		2,522,514,193

SCHEDULES OF INVESTMENTS	35

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

January 31, 2017

Security	Shares	Value
PREFERRED STOCKS — 0.90%

SOUTH KOREA — 0.90%
AmorePacific Corp.	6,510	$1,005,546
Hyundai Motor Co.	16,058	1,286,464
Hyundai Motor Co. Series 2	27,125	2,238,437
LG Chem Ltd.	5,208	766,344
LG Household & Health Care Ltd.	1,521	692,375
Samsung Electronics Co. Ltd.	12,558	16,976,695

		22,965,861

TOTAL PREFERRED STOCKS
(Cost: $12,246,911)		22,965,861

RIGHTS — 0.00%

SOUTH KOREA — 0.00%
Korean Air Lines Co. Ltd.[a]	6,897	32,939
Samsung Securities Co. Ltd.[a]	4,908	25,763

		58,702

TOTAL RIGHTS
(Cost: $0)		58,702

SHORT-TERM INVESTMENTS — 6.15%

MONEY MARKET FUNDS — 6.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	156,719,689	156,766,705

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	86,891	$86,891

		156,853,596

TOTAL SHORT-TERM INVESTMENTS
(Cost: $156,820,016)		156,853,596

TOTAL INVESTMENTS IN SECURITIES — 105.93%
(Cost: $2,559,865,786)[g]		2,702,392,352
Other Assets, Less Liabilities — (5.93)%		(151,285,507)

NET ASSETS — 100.00%		$2,551,106,845

ADR  —  American Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $2,634,683,479. Net unrealized appreciation was $67,708,873, of which $393,724,738 represented gross unrealized appreciation on securities and $326,015,865 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,522,514,192	$—	$1	$2,522,514,193
Preferred stocks	22,965,861	—	—	22,965,861
Rights	—	58,702	—	58,702
Money market funds	156,853,596	—	—	156,853,596

Total	$2,702,333,649	$58,702	$1	$2,702,392,352

See notes to financial statements.

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROPE FINANCIALS ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.63%

AUSTRIA — 0.72%
Erste Group Bank AG	116,654	$3,547,553
IMMOEAST AG Escrow[a]	740	—
IMMOFINANZ AG Escrow[a]	328	—
Raiffeisen Bank International AGa	45,442	1,009,194

		4,556,747
BELGIUM — 1.94%
Ageas	75,560	3,232,012
Groupe Bruxelles Lambert SA	31,250	2,660,887
KBC Group NV	97,339	6,313,760

		12,206,659
DENMARK — 1.54%
Danske Bank A/S	266,926	8,893,913
Tryg A/S	43,734	835,686

		9,729,599
FINLAND — 1.28%
Sampo OYJ Class A	173,255	8,032,455

		8,032,455
FRANCE — 11.57%
AXA SA	752,197	18,469,076
BNP Paribas SA	410,950	26,282,652
CNP Assurances	66,148	1,242,787
Credit Agricole SA	435,806	5,776,516
Eurazeo SA	15,447	951,200
Natixis SA	365,545	2,166,820
SCOR SE	63,263	2,143,689
Societe Generale SA	297,547	14,552,157
Wendel SA	10,982	1,299,573

		72,884,470
GERMANY — 10.38%
Allianz SE Registered	177,212	30,029,246
Commerzbank AG	413,470	3,580,506
Deutsche Bank AG Registered[a]	535,237	10,637,341
Deutsche Boerse AGa	74,830	6,893,256
Hannover Rueck SE	23,328	2,562,655
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	62,459	11,731,405

		65,434,409
IRELAND — 0.45%
Bank of Ireland[a]	10,599,439	2,840,794

		2,840,794

Security	Shares	Value
ITALY — 4.81%
Assicurazioni Generali SpA	453,511	$7,224,213
EXOR NV	41,952	1,911,430
Intesa Sanpaolo SpA	4,921,736	11,542,059
Mediobanca SpA	219,377	1,885,978
Poste Italiane SpA[b]	202,545	1,272,848
UniCredit SpA	203,757	5,540,238
UnipolSai SpA	437,269	910,144

		30,286,910
NETHERLANDS — 5.12%
ABN AMRO Group NVb	108,998	2,562,023
Aegon NV	710,039	3,845,904
ING Groep NV	1,503,226	21,525,111
NN Group NV	122,286	4,325,417

		32,258,455
NORWAY — 1.22%
DNB ASA	379,013	6,338,572
Gjensidige Forsikring ASA	77,274	1,332,707

		7,671,279
SPAIN — 10.02%
Banco Bilbao Vizcaya Argentaria SA	2,551,846	17,305,073
Banco de Sabadell SA	2,050,010	3,088,332
Banco Popular Espanol SAc	1,301,658	1,344,807
Banco Santander SA	5,663,213	31,513,093
Bankia SA	1,785,890	1,881,761
Bankinter SA	260,960	2,096,815
CaixaBank SA	1,278,368	4,670,962
Mapfre SA	417,838	1,264,361

		63,165,204
SWEDEN — 7.95%
Industrivarden AB Class C	63,460	1,229,766
Investor AB Class B	176,654	7,050,721
Kinnevik AB Class B	90,700	2,327,264
L E Lundbergforetagen AB Class B	14,670	944,817
Nordea Bank AB	1,177,680	14,240,045
Skandinaviska Enskilda Banken AB Class A	589,441	6,624,940
Svenska Handelsbanken AB Class A	590,773	8,826,182
Swedbank AB Class A	351,233	8,883,684

		50,127,419
SWITZERLAND — 12.34%
Baloise Holding AG Registered	19,399	2,497,135

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS ETF

January 31, 2017

Security	Shares	Value
Credit Suisse Group AG Registered	770,323	$11,703,975
Julius Baer Group Ltd.	86,821	4,069,129
Pargesa Holding SA Bearer	13,396	891,392
Partners Group Holding AG	6,697	3,385,494
Swiss Life Holding AG Registered	12,417	3,764,367
Swiss Re AG	125,663	11,730,754
UBS Group AG	1,418,748	22,965,139
Zurich Insurance Group AG	58,328	16,760,580

		77,767,965
UNITED KINGDOM — 30.29%
3i Group PLC	377,250	3,322,329
Aberdeen Asset Management PLC	357,717	1,179,565
Admiral Group PLC	81,969	1,831,504
Aviva PLC	1,573,239	9,439,248
Barclays PLC	6,561,650	18,116,071
Direct Line Insurance Group PLC	532,692	2,379,140
Hargreaves Lansdown PLC	101,000	1,719,232
HSBC Holdings PLC	7,722,597	65,717,698
Investec PLC	254,628	1,798,752
Legal & General Group PLC	2,309,190	6,824,299
Lloyds Banking Group PLC	24,916,143	20,353,617
London Stock Exchange Group PLC	122,393	4,882,792
Old Mutual PLC	1,912,651	4,997,900
Provident Financial PLC	57,095	1,957,402
Prudential PLC	1,000,310	19,280,076
Royal Bank of Scotland Group PLC[a]	1,366,694	3,813,715
RSA Insurance Group PLC	394,859	2,848,989
Schroders PLC	52,526	1,938,875
St. James’s Place PLC	204,898	2,760,848
Standard Chartered PLC[a]	1,273,441	12,401,987
Standard Life PLC	766,561	3,333,968

		190,898,007

TOTAL COMMON STOCKS
(Cost: $662,857,882)		627,860,372

PREFERRED STOCKS — 0.13%

ITALY — 0.13%
Intesa Sanpaolo SpA	356,879	786,786

		786,786

TOTAL PREFERRED STOCKS
(Cost: $884,822)		786,786

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	24,189	$24,196
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	349,581	349,581

		373,777

TOTAL SHORT-TERM INVESTMENTS
(Cost: $373,777)		373,777

TOTAL INVESTMENTS IN SECURITIES — 99.82%
(Cost: $664,116,481)[g]		629,020,935
Other Assets, Less Liabilities — 0.18%		1,144,465

NET ASSETS — 100.00%		$630,165,400

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $667,194,614. Net unrealized depreciation was $38,173,679, of which $12,606,483 represented gross unrealized appreciation on securities and $50,780,162 represented gross unrealized depreciation on securities.

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$627,860,372	$—	$0	[a]	$627,860,372
Preferred stocks	786,786	—	—		786,786
Money market funds	373,777	—	—		373,777

Total	$629,020,935	$—	$0	[a]	$629,020,935

[a]	Rounds to less than $1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® MSCI KOKUSAI ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.39%

AUSTRALIA — 2.99%
AGL Energy Ltd.	3,856	$66,157
Alumina Ltd.	13,950	20,545
Amcor Ltd./Australia	6,285	68,229
AMP Ltd.	15,990	60,694
APA Group	6,181	39,509
Aristocrat Leisure Ltd.	3,015	34,973
ASX Ltd.	1,135	42,987
Aurizon Holdings Ltd.	12,059	45,864
AusNet Services	7,800	9,356
Australia & New Zealand Banking Group Ltd.[a]	15,540	345,540
Bank of Queensland Ltd.	2,088	18,974
Bendigo & Adelaide Bank Ltd.	2,356	22,446
BHP Billiton Ltd.	17,100	345,826
Boral Ltd.	6,832	30,186
Brambles Ltd.	8,505	67,213
Caltex Australia Ltd.	1,457	31,634
Challenger Ltd./Australia	2,685	22,462
CIMIC Group Ltd.	606	15,780
Coca-Cola Amatil Ltd.	3,360	24,870
Cochlear Ltd.	315	29,932
Commonwealth Bank of Australia	9,030	559,789
Computershare Ltd.	2,580	25,246
Crown Resorts Ltd.	2,160	18,693
CSL Ltd.	2,447	208,613
Dexus Property Group	4,920	33,540
Domino’s Pizza Enterprises Ltd.	300	13,539
DUET Group	8,295	17,632
Flight Centre Travel Group Ltd.[a]	345	7,841
Fortescue Metals Group Ltd.	8,220	41,560
Goodman Group	8,655	45,467
GPT Group (The)	10,215	36,292
Harvey Norman Holdings Ltd.	3,795	14,405
Healthscope Ltd.	8,940	14,863
Incitec Pivot Ltd.	9,675	28,277
Insurance Australia Group Ltd.[a]	13,425	58,805
James Hardie Industries PLC	2,355	36,972
LendLease Group	2,700	28,880
Macquarie Group Ltd.	1,605	103,080
Medibank Pvt Ltd.	14,790	30,315
Mirvac Group	18,666	28,766
National Australia Bank Ltd.[a]	14,064	323,824
Newcrest Mining Ltd.	4,275	69,873

Security	Shares	Value
Oil Search Ltd.	7,144	$37,259
Orica Ltd.	2,100	29,892
Origin Energy Ltd.	9,454	50,885
Qantas Airways Ltd.	2,894	7,492
QBE Insurance Group Ltd.	7,155	67,896
Ramsay Health Care Ltd.	828	41,989
REA Group Ltd.	240	9,576
Rio Tinto Ltd.	2,145	108,580
Santos Ltd.	8,477	25,741
Scentre Group	28,458	95,057
Seek Ltd.	1,665	18,252
Sonic Healthcare Ltd.	2,268	35,847
South32 Ltd.	30,946	64,605
Stockland	7,840	25,890
Suncorp Group Ltd.	6,780	67,066
Sydney Airport	5,715	25,380
Tabcorp Holdings Ltd.	5,039	18,132
Tatts Group Ltd.	8,550	28,170
Telstra Corp. Ltd.	22,832	86,665
TPG Telecom Ltd.	1,500	7,368
Transurban Group	11,084	85,827
Treasury Wine Estates Ltd.	4,373	38,609
Vicinity Centres	17,710	38,451
Vocus Group Ltd.	2,308	7,079
Wesfarmers Ltd.	5,941	181,577
Westfield Corp.	10,320	68,865
Westpac Banking Corp.[a]	17,761	427,554
Woodside Petroleum Ltd.	4,050	97,033
Woolworths Ltd.	6,720	125,497

		5,011,683
AUSTRIA — 0.09%
Andritz AG	464	25,055
Erste Group Bank AG	1,575	47,897
IMMOEAST AG Escrow[b]	5,270	—
OMV AG	810	28,331
Raiffeisen Bank International AGb	630	13,991
Voestalpine AG	630	26,689

		141,963
BELGIUM — 0.46%
Ageas	1,127	48,206
Anheuser-Busch InBev SA/NV	3,960	411,481
Colruyt SAa	450	22,020
Groupe Bruxelles Lambert SA	450	38,317
KBC Group NV	1,335	86,593
Proximus SADP	963	27,647

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2017

Security	Shares	Value
Solvay SA	419	$49,062
Telenet Group Holding NVa,b	315	16,892
UCB SA	675	46,482
Umicore SA	459	25,695

		772,395
CANADA — 4.03%
Agnico Eagle Mines Ltd.	1,080	51,418
Agrium Inc.	705	72,471
Alimentation Couche-Tard Inc. Class B	2,205	100,817
AltaGas Ltd.	840	19,941
ARC Resources Ltd.	1,965	30,521
Atco Ltd./Canada Class I	435	15,288
Bank of Montreal	3,435	259,334
Bank of Nova Scotia (The)	6,405	382,016
Barrick Gold Corp.	6,315	116,152
BCE Inc.	780	35,095
BlackBerry Ltd.[a,b]	2,565	18,061
Bombardier Inc. Class Bb	11,842	22,617
Brookfield Asset Management Inc. Class A	4,706	162,431
CAE Inc.	1,500	21,262
Cameco Corp.	2,175	27,643
Canadian Imperial Bank of Commerce	2,086	177,296
Canadian National Railway Co.	4,127	286,286
Canadian Natural Resources Ltd.	5,821	175,646
Canadian Pacific Railway Ltd.	765	115,482
Canadian Tire Corp. Ltd. Class A	375	39,805
Canadian Utilities Ltd. Class A	720	20,455
CCL Industries Inc. Class B	151	31,017
Cenovus Energy Inc.	4,590	62,526
CGI Group Inc. Class Ab	1,215	58,311
CI Financial Corp.	1,380	28,791
Constellation Software Inc./Canada	105	47,334
Crescent Point Energy Corp.	2,775	32,289
Dollarama Inc.	645	48,755
Eldorado Gold Corp.[a,b]	4,235	14,942
Element Fleet Management Corp.	1,815	17,611
Empire Co. Ltd. Class A	765	9,535
Enbridge Inc.	4,892	207,875
Encana Corp.	4,956	63,140
Fairfax Financial Holdings Ltd.	120	55,962
Finning International Inc.	795	16,062
First Capital Realty Inc.	510	8,097

Security	Shares	Value
First Quantum Minerals Ltd.[a]	3,840	$48,333
Fortis Inc./Canada	2,010	64,505
Franco-Nevada Corp.	1,065	69,140
George Weston Ltd.	270	22,983
Gildan Activewear Inc.	1,260	32,898
Goldcorp Inc.	4,470	72,137
Great-West Lifeco Inc.	1,531	41,876
H&R REIT	870	15,054
Husky Energy Inc.[b]	1,800	23,181
Hydro One Ltd.[c]	766	14,130
IGM Financial Inc.	630	19,324
Imperial Oil Ltd.	1,620	53,157
Industrial Alliance Insurance & Financial Services Inc.	615	25,826
Intact Financial Corp.	690	50,283
Inter Pipeline Ltd.	1,950	42,208
Jean Coutu Group PJC Inc. (The) Class A	435	6,823
Keyera Corp.	840	24,612
Kinross Gold Corp.[b]	6,180	24,033
Linamar Corp.	225	9,873
Loblaw Companies Ltd.	1,200	62,948
Magna International Inc. Class A	2,192	94,641
Manulife Financial Corp.	10,580	202,471
Methanex Corp.	510	25,450
Metro Inc.	1,305	39,568
National Bank of Canada	1,770	76,258
Onex Corp.[a]	435	30,382
Open Text Corp.	1,380	47,145
Pembina Pipeline Corp.	2,085	64,561
Peyto Exploration & Development Corp.	841	18,268
Potash Corp. of Saskatchewan Inc.	4,359	80,945
Power Corp. of Canada	2,055	48,122
Power Financial Corp.	1,440	37,343
PrairieSky Royalty Ltd.	1,112	26,014
Restaurant Brands International Inc.	1,245	60,954
RioCan REIT	780	15,561
Rogers Communications Inc. Class B	1,950	84,431
Royal Bank of Canada	7,935	569,433
Saputo Inc.	1,320	48,507
Seven Generations Energy Ltd. Class Ab	1,200	23,940
Shaw Communications Inc. Class B	2,070	44,568

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2017

Security	Shares	Value
Silver Wheaton Corp.	2,265	$49,982
Smart REIT	195	4,789
SNC-Lavalin Group Inc.	795	34,196
Sun Life Financial Inc.	3,255	128,228
Suncor Energy Inc.	8,783	271,894
Teck Resources Ltd. Class Ba	3,165	77,417
TELUS Corp.	603	20,092
Thomson Reuters Corp.	1,905	85,230
Toronto-Dominion Bank (The)	9,930	513,428
Tourmaline Oil Corp.[a,b]	1,202	28,046
TransCanada Corp.	4,665	219,662
Turquoise Hill Resources Ltd.[b]	4,595	16,600
Valeant Pharmaceuticals International Inc.[a,b]	1,725	23,763
Veresen Inc.	1,530	15,526
Vermilion Energy Inc.	690	28,410
West Fraser Timber Co. Ltd.	375	12,782
Yamana Gold Inc.	4,860	16,029

		6,760,244
DENMARK — 0.67%
AP Moller – Maersk A/S Class A	24	38,292
AP Moller – Maersk A/S Class B	30	50,089
Carlsberg A/S Class B	613	55,405
Chr Hansen Holding A/S	510	31,126
Coloplast A/S Class Ba	601	43,037
Danske Bank A/S	3,645	121,450
DONG Energy A/Sb,c	630	23,866
DSV A/S	1,129	54,860
Genmab A/Sb	300	57,892
ISS A/S	870	30,935
Novo Nordisk A/S Class B	10,245	368,307
Novozymes A/S Class B	1,245	48,539
Pandora A/Sa	550	72,049
TDC A/Sb	3,811	20,074
Tryg A/S	675	12,898
Vestas Wind Systems A/S	1,130	79,079
William Demant Holding A/Sb	765	14,318

		1,122,216
FINLAND — 0.37%
Elisa OYJ	825	27,844
Fortum OYJ	2,475	39,559
Kone OYJ Class Ba	1,845	83,544
Metso OYJ	570	17,531
Neste OYJ	720	25,102
Nokia OYJ	31,383	140,750

Security	Shares	Value
Nokian Renkaat OYJ	600	$22,513
Orion OYJ Class B	510	23,766
Sampo OYJ Class A	2,295	106,401
Stora Enso OYJ Class R	2,835	32,231
UPM-Kymmene OYJ	2,925	66,382
Wartsila OYJ Abp	825	41,414

		627,037
FRANCE — 3.94%
Accor SA	1,006	40,775
Aeroports de Paris	150	16,648
Air Liquide SA	2,078	224,570
Airbus SE	3,092	209,714
Alstom SAb	900	25,532
ArcelorMittal[b]	9,573	74,374
Arkema SA	324	32,003
Atos SE	450	47,897
AXA SA	10,395	255,234
BNP Paribas SA	5,625	359,752
Bollore SA	4,455	17,809
Bouygues SA	1,143	41,572
Bureau Veritas SA	1,380	27,024
Capgemini SA	885	72,085
Carrefour SA	2,988	73,156
Casino Guichard Perrachon SAa	285	15,369
Christian Dior SE	300	64,437
Cie. de Saint-Gobain	2,536	124,700
Cie. Generale des Etablissements Michelin Class B	990	106,326
CNP Assurances	960	18,036
Credit Agricole SA	5,445	72,172
Danone SA	3,105	194,590
Dassault Aviation SA	15	17,302
Dassault Systemes SE	720	55,775
Edenred	1,233	26,870
Eiffage SA	300	21,586
Electricite de France SAa	1,320	13,010
Engie SA	7,575	90,581
Essilor International SA	1,095	128,277
Eurazeo SA	195	12,008
Eurofins Scientific SE	59	26,461
Eutelsat Communications SA	1,080	18,412
Fonciere des Regions	195	16,237
Gecina SA	240	30,943
Groupe Eurotunnel SE Registered	2,445	22,742
Hermes International	150	65,239

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2017

Security	Shares	Value
ICADE	195	$13,807
Iliad SA	135	28,880
Imerys SA	150	12,046
Ingenico Group SA	299	25,224
JCDecaux SAa	360	11,512
Kering	420	99,948
Klepierre	1,110	42,165
L’Oreal SA	1,351	245,795
Lagardere SCA	690	17,307
Legrand SA	1,441	83,751
LVMH Moet Hennessy Louis Vuitton SE	1,485	299,463
Natixis SA	5,477	32,466
Orange SA	10,710	165,802
Pernod Ricard SA	1,158	135,595
Peugeot SAb	2,476	46,024
Publicis Groupe SA	1,032	70,887
Remy Cointreau SA	105	9,542
Renault SA	1,005	90,559
Rexel SA	1,380	24,018
Safran SA	1,635	110,787
Sanofi	6,120	492,668
Schneider Electric SE	2,946	210,827
SCOR SE	905	30,666
SEB SA	150	18,893
SES SA	1,905	37,078
SFR Group SAb	510	14,804
Societe BIC SA	150	19,623
Societe Generale SA	4,130	201,986
Sodexo SA	495	54,752
STMicroelectronics NV	3,510	46,259
Suez	1,740	26,382
Thales SA	555	52,050
Total SA	11,819	595,979
Unibail-Rodamco SE	525	120,821
Valeo SA	1,215	74,214
Veolia Environnement SA	2,250	38,285
Vinci SA	2,655	186,215
Vivendi SA	5,612	102,739
Wendel SA	180	21,301
Zodiac Aerospace	1,186	36,016

		6,606,354
GERMANY — 3.49%
adidas AG	1,005	158,191
Allianz SE Registered	2,441	413,637

Security	Shares	Value
Axel Springer SE	270	$14,216
BASF SE	4,876	469,617
Bayer AG Registered	4,426	489,319
Bayerische Motoren Werke AG	1,695	154,182
Beiersdorf AG	525	46,490
Brenntag AG	810	47,042
Commerzbank AG	5,475	47,412
Continental AG	585	114,240
Covestro AGc	390	29,288
Daimler AG Registered	5,100	382,227
Deutsche Bank AG Registered[b]	7,290	144,882
Deutsche Boerse AGb	1,005	92,580
Deutsche Lufthansa AG Registered[a]	1,620	21,595
Deutsche Post AG Registered	5,160	172,618
Deutsche Telekom AG Registered	17,100	298,636
Deutsche Wohnen AG Bearer	1,440	46,904
E.ON SE	10,800	82,903
Evonik Industries AG	1,020	33,047
Fraport AG Frankfurt Airport Services Worldwide	225	13,437
Fresenius Medical Care AG & Co. KGaA	1,155	93,978
Fresenius SE & Co. KGaA	2,190	172,606
GEA Group AG	945	39,053
Hannover Rueck SE	330	36,252
HeidelbergCement AG	826	79,572
Henkel AG & Co. KGaA	570	60,023
HOCHTIEF AG	120	17,047
HUGO BOSS AG	360	23,071
Infineon Technologies AG	6,090	111,819
Innogy SEb,c	690	23,627
K+S AG Registered[a]	1,155	29,258
Lanxess AG	480	34,833
Linde AG	990	160,965
MAN SE	15	1,555
Merck KGaA	705	77,447
METRO AG	855	29,208
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen Registered	885	166,226
Osram Licht AG	452	26,197
ProSiebenSat.1 Media SE Registered	1,170	49,666
QIAGEN NVa	1,256	36,221
RTL Group SAb	224	17,083

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2017

Security	Shares	Value
RWE AGb	2,640	$34,964
SAP SE	5,270	481,992
Siemens AG Registered	4,110	516,345
Symrise AG	660	39,693
Telefonica Deutschland Holding AG	4,530	18,897
ThyssenKrupp AG	1,950	49,207
United Internet AG Registered[d]	660	27,600
Volkswagen AG	181	28,881
Vonovia SE	2,460	80,474
Zalando SEa,b,c	435	17,161

		5,853,384
HONG KONG — 1.36%
AIA Group Ltd.	63,000	392,159
ASM Pacific Technology Ltd.	1,500	18,268
Bank of East Asia Ltd. (The)[a]	6,080	26,054
BOC Hong Kong Holdings Ltd.[a]	16,000	64,335
Cheung Kong Infrastructure Holdings Ltd.	4,000	32,245
Cheung Kong Property Holdings Ltd.	15,336	101,590
CK Hutchison Holdings Ltd.[a]	15,336	184,700
CLP Holdings Ltd.	9,500	92,865
Galaxy Entertainment Group Ltd.[a]	15,000	71,817
Hang Lung Properties Ltd.[a]	15,000	37,117
Hang Seng Bank Ltd.[a]	4,500	92,153
Henderson Land Development Co. Ltd.	7,787	43,203
HK Electric Investments & HK Electric Investments Ltd.[c]	15,000	12,527
HKT Trust & HKT Ltd.	7,740	10,833
Hong Kong & China Gas Co. Ltd.[a]	46,892	88,595
Hong Kong Exchanges & Clearing Ltd.[a]	6,000	145,914
Hongkong Land Holdings Ltd.	6,000	40,500
Jardine Matheson Holdings Ltd.	1,500	92,580
Kerry Properties Ltd.	7,500	21,313
Li & Fung Ltd.[a]	30,000	13,068
Link REIT[a]	7,500	51,373
Melco Crown Entertainment Ltd. ADR	915	15,409
MGM China Holdings Ltd.	6,000	11,707
MTR Corp. Ltd.	7,500	38,276
New World Development Co. Ltd.[a]	35,333	40,982
NWS Holdings Ltd.	2,000	3,603
PCCW Ltd.[a]	32,000	19,466
Power Assets Holdings Ltd.[a]	7,500	72,058

Security	Shares	Value
Sands China Ltd.[a]	12,000	$53,355
Sino Land Co. Ltd.[a]	24,000	39,900
SJM Holdings Ltd.	15,000	11,986
Sun Hung Kai Properties Ltd.	8,000	110,731
Swire Pacific Ltd. Class Aa	4,500	45,903
Swire Properties Ltd.	6,000	16,934
Techtronic Industries Co. Ltd.[a]	7,893	27,363
WH Group Ltd.[c]	39,500	30,137
Wharf Holdings Ltd. (The)[a]	8,000	60,366
Wheelock & Co. Ltd.	6,000	36,614
Wynn Macau Ltd.[a]	6,000	11,027

		2,279,026
IRELAND — 0.18%
Bank of Ireland[b]	132,240	35,442
CRH PLC	4,520	157,509
Irish Bank Resolution Corp. Ltd.[b]	6,552	—
Kerry Group PLC Class A	855	60,153
Paddy Power Betfair PLC	433	45,297

		298,401
ISRAEL — 0.27%
Azrieli Group Ltd.	225	10,274
Bank Hapoalim BM	5,835	35,239
Bank Leumi le-Israel BMb	8,295	34,285
Bezeq The Israeli Telecommunication Corp. Ltd.	10,800	18,865
Check Point Software Technologies Ltd.[a,b]	675	66,670
Elbit Systems Ltd.	120	13,204
Frutarom Industries Ltd.	195	10,296
Israel Chemicals Ltd.	2,460	11,298
Mizrahi Tefahot Bank Ltd.	675	10,388
Mobileye NVa,b	945	40,597
Nice Ltd.	330	23,083
Taro Pharmaceutical Industries Ltd.[a,b]	90	9,404
Teva Pharmaceutical Industries Ltd. ADR	4,860	162,470

		446,073
ITALY — 0.76%
Assicurazioni Generali SpA	5,895	93,905
Atlantia SpA	2,205	50,161
CNH Industrial NV	5,220	46,258
Enel SpA	41,662	173,973
Eni SpA	13,485	207,086
EXOR NV	555	25,287

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2017

Security	Shares	Value
Ferrari NV	718	$44,772
Fiat Chrysler Automobiles NVa,b	4,699	51,290
Intesa Sanpaolo SpA	68,205	159,949
Leonardo SpA[b]	2,212	28,495
Luxottica Group SpA[a]	945	50,746
Mediobanca SpA	2,910	25,017
Poste Italiane SpA[c]	2,715	17,062
Prysmian SpA	975	25,352
Saipem SpA[b]	33,810	17,264
Snam SpA	12,990	49,415
Telecom Italia SpA/Milano[a,b]	54,450	46,781
Tenaris SA	2,520	44,037
Terna Rete Elettrica Nazionale SpA	7,936	34,803
UniCredit SpA	2,746	74,665
UnipolSai SpA	4,845	10,084

		1,276,402
NETHERLANDS — 1.28%
ABN AMRO Group NVc	1,665	39,136
Aegon NV	9,765	52,892
AerCap Holdings NVb	900	39,843
Akzo Nobel NV	1,320	89,571
Altice NV Class Aa,b	1,710	37,477
Altice NV Class Ba,b	750	16,519
ASML Holding NV	1,980	240,512
Boskalis Westminster	467	17,288
Gemalto NVa	435	25,273
Heineken Holding NV	555	38,974
Heineken NV	1,245	93,147
ING Groep NV	20,175	288,891
Koninklijke Ahold Delhaize NV	6,817	145,096
Koninklijke DSM NV	960	61,211
Koninklijke KPN NV	17,987	51,784
Koninklijke Philips NV	4,728	138,648
Koninklijke Vopak NV	390	16,739
NN Group NV	1,635	57,832
NXP Semiconductors NVb	1,560	152,646
Randstad Holding NV	630	36,629
RELX NV	5,335	90,087
Unilever NV CVA	8,790	355,228
Wolters Kluwer NV	1,680	64,190

		2,149,613
NEW ZEALAND — 0.07%
Auckland International Airport Ltd.	5,295	26,555
Contact Energy Ltd.	3,945	13,797
Fletcher Building Ltd.	3,195	24,597

Security	Shares	Value
Mercury NZ Ltd.	3,750	$8,441
Meridian Energy Ltd.	7,147	13,782
Ryman Healthcare Ltd.	1,950	12,453
Spark New Zealand Ltd.	9,420	24,242

		123,867
NORWAY — 0.27%
DNB ASA	5,250	87,801
Gjensidige Forsikring ASA	1,095	18,885
Marine Harvest ASA	1,965	34,821
Norsk Hydro ASA	7,710	44,033
Orkla ASA	3,991	37,302
Schibsted ASA	420	11,133
Schibsted ASA Class B	420	10,490
Statoil ASA	5,835	108,789
Telenor ASA	3,945	62,619
Yara International ASA	1,020	43,092

		458,965
PORTUGAL — 0.06%
EDP – Energias de Portugal SA	13,726	39,873
Galp Energia SGPS SA	2,675	39,374
Jeronimo Martins SGPS SA	1,410	23,855

		103,102
SINGAPORE — 0.53%
Ascendas REIT	18,337	32,019
CapitaLand Commercial Trust[a]	7,700	8,335
CapitaLand Ltd.[a]	15,000	35,030
CapitaLand Mall Trust[a]	15,200	20,931
City Developments Ltd.[a]	1,700	11,138
ComfortDelGro Corp. Ltd.	10,500	17,962
DBS Group Holdings Ltd.[a]	9,000	121,188
Genting Singapore PLC	30,800	21,207
Global Logistic Properties Ltd.	16,500	30,451
Golden Agri-Resources Ltd.	45,000	13,575
Hutchison Port Holdings Trust[a]	30,000	12,750
Jardine Cycle & Carriage Ltd.[a]	610	17,904
Keppel Corp. Ltd.[a]	9,200	40,292
Oversea-Chinese Banking Corp. Ltd.[a]	16,625	110,810
SATS Ltd.	4,500	16,865
SembCorp Industries Ltd.	6,000	13,416
Singapore Airlines Ltd.[a]	3,400	23,893
Singapore Exchange Ltd.	3,900	20,541
Singapore Press Holdings Ltd.	9,300	22,775
Singapore Technologies Engineering Ltd.	7,700	18,037

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2017

Security	Shares	Value
Singapore Telecommunications Ltd.	42,000	$115,375
StarHub Ltd.[a]	3,400	7,168
Suntec REIT[a]	15,000	18,420
United Overseas Bank Ltd.	6,000	89,097
UOL Group Ltd.[a]	1,700	7,687
Wilmar International Ltd.	10,500	28,918
Yangzijiang Shipbuilding Holdings Ltd.	9,000	5,143

		880,927
SPAIN — 1.24%
Abertis Infraestructuras SA	3,422	48,982
ACS Actividades de Construccion y Servicios SA	990	30,471
Aena SAc	375	54,447
Amadeus IT Holding SA Class A	2,280	105,324
Banco Bilbao Vizcaya Argentaria SA	34,533	234,182
Banco de Sabadell SA	27,669	41,683
Banco Popular Espanol SAa	17,450	18,028
Banco Santander SA	76,795	427,328
Bankia SA	25,020	26,363
Bankinter SA	3,615	29,047
CaixaBank SA	17,294	63,190
Distribuidora Internacional de Alimentacion SA	3,225	17,053
Enagas SA	1,167	28,629
Endesa SA	1,860	38,282
Ferrovial SA	2,440	44,168
Gas Natural SDG SA	1,860	35,820
Grifols SA	1,636	35,042
Iberdrola SA	29,490	185,929
Iberdrola SA New[b]	655	4,132
Industria de Diseno Textil SA	5,880	194,035
International Consolidated Airlines Group SA	4,503	27,008
Mapfre SA	4,980	15,069
Red Electrica Corp. SA	2,221	39,676
Repsol SA	6,411	94,642
Telefonica SA	24,382	235,170
Zardoya Otis SA	1,054	8,885

		2,082,585
SWEDEN — 1.17%
Alfa Laval AB	1,443	26,940
Assa Abloy AB	5,175	98,035
Atlas Copco AB Class A	3,615	115,915
Atlas Copco AB Class B	2,085	60,487

Security	Shares	Value
Boliden AB	1,350	$39,396
Electrolux AB Class B	1,335	35,507
Getinge AB Class B	1,185	19,168
Hennes & Mauritz AB Class B	5,175	147,999
Hexagon AB Class B	1,301	51,495
Husqvarna AB Class B	2,659	22,266
ICA Gruppen ABa	420	13,727
Industrivarden AB Class C	780	15,115
Investor AB Class B	2,400	95,790
Kinnevik AB Class B	1,305	33,485
L E Lundbergforetagen AB Class B	210	13,525
Lundin Petroleum ABa,b	930	20,065
Millicom International Cellular SA SDR	360	17,816
Nordea Bank AB	16,290	196,972
Sandvik AB	5,805	78,360
Securitas AB Class B	1,875	29,857
Skandinaviska Enskilda Banken AB Class A	8,100	91,039
Skanska AB Class B	1,965	48,104
SKF AB Class B	2,131	42,905
Svenska Cellulosa AB SCA Class B	3,285	98,833
Svenska Handelsbanken AB Class A	7,965	118,998
Swedbank AB Class A	4,830	122,165
Swedish Match AB	1,035	33,696
Tele2 AB Class B	1,789	15,789
Telefonaktiebolaget LM Ericsson Class B	16,110	95,186
Telia Co. AB	14,881	60,381
Volvo AB Class B	8,115	103,786

		1,962,802
SWITZERLAND — 3.49%
ABB Ltd. Registered	10,307	244,773
Actelion Ltd. Registered	495	128,943
Adecco Group AG Registered	900	64,221
Aryzta AG	465	12,801
Baloise Holding AG Registered	316	40,677
Barry Callebaut AG Registered	15	18,549
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	10	55,544
Cie. Financiere Richemont SA Class A Registered	2,775	215,733
Credit Suisse Group AG Registered	10,814	164,304
Dufry AG Registered[a,b]	255	36,366

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2017

Security	Shares	Value
EMS-Chemie Holding AG Registered	45	$23,262
Galenica AG Registered	15	16,450
Geberit AG Registered	210	89,739
Givaudan SA Registered	49	88,355
Julius Baer Group Ltd.	1,198	56,148
Kuehne + Nagel International AG Registered	323	44,132
LafargeHolcim Ltd. Registered	2,262	121,285
Lonza Group AG Registered	285	52,257
Nestle SA Registered	16,575	1,214,649
Novartis AG Registered	11,791	865,860
Pargesa Holding SA Bearer	196	13,042
Partners Group Holding AG	90	45,497
Roche Holding AG	3,751	885,853
Schindler Holding AG Participation Certificates	255	48,591
Schindler Holding AG Registered	90	16,967
SGS SA Registered	30	63,612
Sika AG Bearer	11	57,810
Sonova Holding AG Registered	315	41,634
Swatch Group AG (The) Bearer	165	58,451
Swatch Group AG (The) Registered	242	16,925
Swiss Life Holding AG Registered	165	50,022
Swiss Prime Site AG Registered	314	26,193
Swiss Re AG	1,620	151,228
Swisscom AG Registered	137	60,404
Syngenta AG Registered	487	207,318
UBS Group AG	19,440	314,673
Zurich Insurance Group AG	795	228,444

		5,840,712
UNITED KINGDOM — 7.23%
3i Group PLC	4,624	40,722
Aberdeen Asset Management PLC	5,145	16,966
Admiral Group PLC	1,096	24,489
Anglo American PLC[b]	7,155	122,243
Antofagasta PLC	1,875	19,697
Ashtead Group PLC	2,700	54,554
Associated British Foods PLC	1,950	58,536
AstraZeneca PLC	6,779	357,692
Auto Trader Group PLC[c]	5,610	28,232
Aviva PLC	21,227	127,359
Babcock International Group PLC	1,397	15,695
BAE Systems PLC	17,220	126,087
Barclays PLC	92,017	254,050

Security	Shares	Value
Barratt Developments PLC	5,175	$31,101
Berkeley Group Holdings PLC	765	26,948
BHP Billiton PLC	11,295	204,272
BP PLC	99,211	590,199
British American Tobacco PLC	9,991	615,852
British Land Co. PLC (The)	4,425	32,456
BT Group PLC	43,785	167,379
Bunzl PLC	1,890	49,672
Burberry Group PLC	2,430	50,138
Capita PLC	3,480	21,913
Carnival PLC	1,026	54,705
Centrica PLC	29,657	83,690
Cobham PLC	9,568	16,323
Coca-Cola European Partners PLC	1,155	39,880
Coca-Cola HBC AG	1,019	23,230
Compass Group PLC	8,820	156,682
Croda International PLC	761	32,054
DCC PLC	466	37,492
Diageo PLC	13,487	373,890
Direct Line Insurance Group PLC	7,217	32,233
Dixons Carphone PLC	5,235	20,806
easyJet PLC	945	11,295
Experian PLC	5,220	100,414
Fresnillo PLC	1,245	22,759
G4S PLC	9,210	29,570
GKN PLC	8,460	36,550
GlaxoSmithKline PLC	25,547	491,110
Glencore PLC[b]	63,390	260,347
Hammerson PLC	3,455	23,755
Hargreaves Lansdown PLC	1,528	26,010
Hikma Pharmaceuticals PLC	781	17,922
HSBC Holdings PLC	106,021	902,217
IMI PLC	1,356	19,892
Imperial Brands PLC	5,100	235,703
Inmarsat PLC[a]	2,325	17,784
InterContinental Hotels Group PLC	1,083	50,141
Intertek Group PLC	885	37,767
Intu Properties PLC	4,876	16,582
Investec PLC	3,060	21,617
ITV PLC	19,770	50,541
J Sainsbury PLC	8,370	27,158
Johnson Matthey PLC	1,053	43,069
Kingfisher PLC	11,519	48,722
Land Securities Group PLC	4,350	54,399
Legal & General Group PLC	32,400	95,751

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2017

Security	Shares	Value
Lloyds Banking Group PLC	340,623	$278,250
London Stock Exchange Group PLC	1,665	66,424
Marks & Spencer Group PLC	9,105	38,432
Mediclinic International PLC	2,127	21,006
Meggitt PLC	4,275	22,476
Merlin Entertainments PLC[c]	3,990	23,950
Mondi PLC	1,914	42,164
National Grid PLC	19,132	223,297
Next PLC	795	38,307
Old Mutual PLC	25,929	67,754
Pearson PLC	4,365	33,993
Persimmon PLC	1,635	39,679
Petrofac Ltd.	1,485	17,132
Provident Financial PLC	810	27,769
Prudential PLC	13,665	263,381
Randgold Resources Ltd.	474	40,283
Reckitt Benckiser Group PLC	3,435	294,040
RELX PLC	5,896	105,555
Rio Tinto PLC	6,526	286,624
Rolls-Royce Holdings PLC	9,780	82,131
Royal Bank of Scotland Group PLC[b]	18,152	50,653
Royal Dutch Shell PLC Class A	23,134	625,028
Royal Dutch Shell PLC Class B	19,613	551,859
Royal Mail PLC	4,425	22,914
RSA Insurance Group PLC	5,266	37,995
Sage Group PLC (The)	5,747	44,322
Schroders PLC	630	23,255
Segro PLC	4,335	25,170
Severn Trent PLC	1,230	35,127
Shire PLC	4,839	266,622
Sky PLC	5,385	67,816
Smith & Nephew PLC	4,875	72,556
Smiths Group PLC	2,115	39,940
SSE PLC	5,236	98,087
St. James’s Place PLC	2,787	37,553
Standard Chartered PLC[b]	17,517	170,597
Standard Life PLC	10,200	44,362
Tate & Lyle PLC	2,565	21,637
Taylor Wimpey PLC	16,275	34,215
TechnipFMC PLC[b]	1,110	36,419
Tesco PLC[b]	44,085	107,932
Travis Perkins PLC	1,395	25,501
TUI AG	2,793	40,831
Unilever PLC	6,840	277,739
United Utilities Group PLC	3,543	40,875

Security	Shares	Value
Vodafone Group PLC	142,502	$348,434
Weir Group PLC (The)	1,260	31,783
Whitbread PLC	975	48,146
William Hill PLC	4,500	14,657
Wm Morrison Supermarkets PLC	11,955	35,511
Wolseley PLC	1,338	82,601
Worldpay Group PLC[c]	9,467	34,052
WPP PLC	7,005	162,512

		12,117,660
UNITED STATES — 65.44%
3M Co.	3,151	550,858
Abbott Laboratories	9,043	377,726
AbbVie Inc.	8,715	532,574
Accenture PLC Class A	3,331	379,301
Activision Blizzard Inc.	3,123	125,576
Acuity Brands Inc.	225	46,627
Adobe Systems Inc.[b]	2,700	306,126
Advance Auto Parts Inc.	390	64,054
AES Corp./VA	3,840	43,930
Aetna Inc.	1,815	215,277
Affiliated Managers Group Inc.[b]	285	43,423
Aflac Inc.	2,190	153,278
AGCO Corp.	422	26,502
Agilent Technologies Inc.	1,755	85,942
AGNC Investment Corp.	1,789	33,401
Air Products & Chemicals Inc.	1,082	151,220
Akamai Technologies Inc.[b]	915	62,760
Albemarle Corp.	570	52,805
Alexandria Real Estate Equities Inc.	435	48,207
Alexion Pharmaceuticals Inc.[b]	1,185	154,856
Align Technology Inc.[b]	345	31,633
Alkermes PLC[b]	780	42,206
Alleghany Corp.[b]	69	42,198
Allergan PLC[b]	2,116	463,171
Alliance Data Systems Corp.	315	71,940
Alliant Energy Corp.	1,170	44,051
Allstate Corp. (The)	1,995	150,044
Ally Financial Inc.	2,088	44,099
Alphabet Inc. Class Ab	1,575	1,291,799
Alphabet Inc. Class Cb	1,635	1,302,752
Altria Group Inc.	10,306	733,581
Amazon.com Inc.[b]	2,145	1,766,365
AMERCO	30	11,300
Ameren Corp.	1,320	69,498
American Airlines Group Inc.	810	35,843

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2017

Security	Shares	Value
American Electric Power Co. Inc.	2,640	$169,118
American Express Co.	4,065	310,485
American International Group Inc.	5,760	370,138
American Tower Corp.	2,295	237,532
American Water Works Co. Inc.	930	68,299
Ameriprise Financial Inc.	855	95,991
AmerisourceBergen Corp.	1,050	91,644
AMETEK Inc.	1,290	65,919
Amgen Inc.	4,021	630,010
Amphenol Corp. Class A	1,639	110,616
Anadarko Petroleum Corp.	2,926	203,445
Analog Devices Inc.	1,677	125,674
Annaly Capital Management Inc.	5,070	51,815
ANSYS Inc.[b]	495	46,164
Antero Resources Corp.[b]	900	21,969
Anthem Inc.	1,380	212,713
AO Smith Corp.	780	38,025
Aon PLC	1,410	158,907
Apache Corp.	2,010	120,238
Apple Inc.	28,677	3,479,954
Applied Materials Inc.	5,731	196,287
Aramark	1,110	37,562
Arch Capital Group Ltd.[b]	705	62,287
Archer-Daniels-Midland Co.	3,195	141,411
Arconic Inc.	2,365	53,898
Arrow Electronics Inc.[b]	495	36,392
Arthur J Gallagher & Co.	915	49,254
Ashland Global Holdings Inc.	330	39,280
Assurant Inc.	369	35,841
AT&T Inc.	32,741	1,380,361
Atmos Energy Corp.	615	46,851
Autodesk Inc.[b]	1,095	89,067
Autoliv Inc.	480	55,517
Automatic Data Processing Inc.	2,430	245,406
AutoNation Inc.[b]	420	22,310
AutoZone Inc.[b]	152	110,197
AvalonBay Communities Inc.	721	124,957
Avery Dennison Corp.	465	33,954
Avnet Inc.	660	30,650
Axalta Coating Systems Ltd.[b]	1,005	29,145
Axis Capital Holdings Ltd.	570	36,486
B/E Aerospace Inc.	600	36,882
Baker Hughes Inc.	2,220	140,038
Ball Corp.	928	70,769
Bank of America Corp.	54,135	1,225,616

Security	Shares	Value
Bank of New York Mellon Corp. (The)	5,775	$258,316
Baxter International Inc.	2,536	121,500
BB&T Corp.	4,410	203,698
Becton Dickinson and Co.	1,125	199,451
Bed Bath & Beyond Inc.	784	31,634
Berkshire Hathaway Inc. Class Bb	6,420	1,053,779
Best Buy Co. Inc.	1,605	71,455
Biogen Inc.[b]	1,171	324,648
BioMarin Pharmaceutical Inc.[b]	870	76,238
BlackRock Inc.[e]	645	241,217
Boeing Co. (The)	3,105	507,419
BorgWarner Inc.	1,230	50,221
Boston Properties Inc.	795	104,065
Boston Scientific Corp.[b]	7,200	173,232
Bristol-Myers Squibb Co.	8,942	439,589
Brixmor Property Group Inc.	1,704	41,118
Broadcom Ltd.	2,103	419,548
Broadridge Financial Solutions Inc.	675	44,908
Brown-Forman Corp. Class B	1,140	51,984
Bunge Ltd.	750	51,908
CA Inc.	1,515	47,374
Cabot Oil & Gas Corp.	2,460	52,841
Cadence Design Systems Inc.[b]	1,515	39,435
Calpine Corp.[b]	1,815	21,417
Camden Property Trust	480	40,114
Campbell Soup Co.	1,080	67,208
Capital One Financial Corp.	2,595	226,777
Cardinal Health Inc.	1,755	131,555
CarMax Inc.[a,b]	1,035	69,045
Carnival Corp.	1,901	105,277
Caterpillar Inc.	3,135	299,894
CBRE Group Inc. Class Ab	1,545	46,906
CBS Corp. Class B NVS	2,161	139,363
CDK Global Inc.	736	46,037
CDW Corp./DE	735	37,860
Celanese Corp. Series A	660	55,704
Celgene Corp.[b]	4,171	484,462
Centene Corp.[b]	833	52,704
CenterPoint Energy Inc.	2,235	58,579
CenturyLink Inc.	2,835	73,313
Cerner Corp.[b]	1,620	87,010
CF Industries Holdings Inc.	1,230	43,407
CH Robinson Worldwide Inc.	765	58,186
Charles Schwab Corp. (The)	6,330	261,049

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2017

Security	Shares	Value
Charter Communications Inc. Class Ab	1,148	$371,895
Cheniere Energy Inc.[b]	1,065	50,747
Chevron Corp.	9,992	1,112,609
Chipotle Mexican Grill Inc.[a,b]	165	69,538
Chubb Ltd.	2,480	326,095
Church & Dwight Co. Inc.	1,324	59,871
Cigna Corp.	1,365	199,590
Cimarex Energy Co.	496	67,064
Cincinnati Financial Corp.	840	59,287
Cintas Corp.	435	50,508
Cisco Systems Inc.	26,535	815,155
CIT Group Inc.	1,155	47,574
Citigroup Inc.	15,600	870,948
Citizens Financial Group Inc.	2,910	105,255
Citrix Systems Inc.[b]	855	77,967
Clorox Co. (The)	705	84,600
CME Group Inc.	1,810	219,155
CMS Energy Corp.	1,395	59,427
Coach Inc.	1,545	57,706
Coca-Cola Co. (The)	21,720	902,900
Cognizant Technology Solutions Corp. Class Ab	3,240	170,392
Colgate-Palmolive Co.	4,485	289,641
Colony NorthStar Inc. Class A	2,798	38,948
Comcast Corp. Class A	12,826	967,337
Comerica Inc.	1,020	68,881
Computer Sciences Corp.	705	43,851
Conagra Brands Inc.	2,250	87,952
Concho Resources Inc.[b]	745	103,883
ConocoPhillips	6,765	329,861
Consolidated Edison Inc.	1,684	125,205
Constellation Brands Inc. Class A	930	139,277
Continental Resources Inc./OKa,b	510	24,766
Cooper Companies Inc. (The)	255	47,076
Core Laboratories NV	210	24,534
Corning Inc.	5,460	144,635
CoStar Group Inc.[b]	180	36,378
Costco Wholesale Corp.	2,342	383,971
Coty Inc. Class A	2,844	54,605
CR Bard Inc.	405	96,119
Crown Castle International Corp.	1,800	158,094
Crown Holdings Inc.[b]	765	41,440
CSX Corp.	4,766	221,095
Cummins Inc.	885	130,104

Security	Shares	Value
CVS Health Corp.	5,625	$443,306
Danaher Corp.	3,270	274,418
Darden Restaurants Inc.	675	49,464
DaVita Inc.[b]	930	59,288
Deere & Co.	1,440	154,152
Dell Technologies Inc. Class Vb	1,143	71,998
Delphi Automotive PLC	1,470	102,988
Delta Air Lines Inc.	1,050	49,602
DENTSPLY SIRONA Inc.	1,290	73,143
Devon Energy Corp.	2,400	109,296
DexCom Inc.[b]	435	34,430
Diamondback Energy Inc.[b]	420	44,171
Dick’s Sporting Goods Inc.	510	26,316
Digital Realty Trust Inc.	822	88,472
Discover Financial Services	2,235	154,841
Discovery Communications Inc. Class Ab	780	22,113
Discovery Communications Inc. Class C NVS[b]	1,185	32,836
DISH Network Corp. Class Ab	1,201	71,063
Dollar General Corp.	1,530	112,945
Dollar Tree Inc.[b]	1,245	96,102
Dominion Resources Inc./VA	3,256	248,368
Domino’s Pizza Inc.	255	44,508
Dover Corp.	855	66,476
Dow Chemical Co. (The)	6,000	357,780
DR Horton Inc.	1,785	53,389
Dr Pepper Snapple Group Inc.	960	87,552
DTE Energy Co.	990	97,654
Duke Energy Corp.	3,645	286,278
Duke Realty Corp.	1,755	42,699
Dun & Bradstreet Corp. (The)	195	23,911
E*TRADE Financial Corp.[b]	1,560	58,422
Eastman Chemical Co.	795	61,613
Eaton Corp. PLC	2,371	167,819
Eaton Vance Corp. NVS	570	23,900
eBay Inc.[b]	5,505	175,224
Ecolab Inc.	1,410	169,383
Edgewell Personal Care Co.[b]	257	20,262
Edison International	1,710	124,625
Edwards Lifesciences Corp.[b]	1,170	112,601
EI du Pont de Nemours & Co.	4,666	352,283
Electronic Arts Inc.[b]	1,635	136,408
Eli Lilly & Co.	5,235	403,252
Emerson Electric Co.	3,450	202,377

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2017

Security	Shares	Value
Endo International PLC[b]	1,125	$13,770
Entergy Corp.	975	69,849
Envision Healthcare Corp.[b]	596	40,528
EOG Resources Inc.	3,105	315,406
EQT Corp.	930	56,386
Equifax Inc.	630	73,886
Equinix Inc.	375	144,367
Equity Residential	1,932	117,408
Essex Property Trust Inc.	364	81,645
Estee Lauder Companies Inc. (The) Class A	1,202	97,614
Everest Re Group Ltd.	227	49,924
Eversource Energy	1,757	97,197
Exelon Corp.	4,877	174,987
Expedia Inc.	663	80,614
Expeditors International of Washington Inc.	915	47,653
Express Scripts Holding Co.[b]	3,345	230,404
Extra Space Storage Inc.	615	44,311
Exxon Mobil Corp.	22,125	1,856,066
F5 Networks Inc.[b]	375	50,261
Facebook Inc. Class Ab	12,301	1,603,066
Fastenal Co.	1,470	73,030
Federal Realty Investment Trust	375	52,661
FedEx Corp.	1,290	243,952
Fidelity National Information Services Inc.	1,620	128,660
Fifth Third Bancorp.	4,170	108,837
First Data Corp. Class Ab	1,605	24,621
First Republic Bank/CA	765	72,162
FirstEnergy Corp.	2,280	69,130
Fiserv Inc.[b]	1,189	127,734
FleetCor Technologies Inc.[b]	495	73,008
Flex Ltd.[b]	3,195	50,066
FLIR Systems Inc.	765	27,027
Flowserve Corp.	735	36,133
Fluor Corp.	720	39,960
FMC Corp.	724	43,556
FNF Group	1,381	48,832
Foot Locker Inc.	765	52,433
Ford Motor Co.	19,875	245,655
Fortinet Inc.[b]	720	23,947
Fortive Corp.	1,633	90,321
Fortune Brands Home & Security Inc.	830	45,758

Security	Shares	Value
Franklin Resources Inc.	1,965	$78,089
Freeport-McMoRan Inc.[b]	6,931	115,401
Frontier Communications Corp.	6,510	22,720
Gap Inc. (The)	1,260	29,018
Garmin Ltd.	645	31,147
Gartner Inc.[b]	452	44,911
General Dynamics Corp.	1,290	233,593
General Electric Co.	47,521	1,411,374
General Mills Inc.	3,182	198,811
General Motors Co.	7,395	270,731
Genuine Parts Co.	766	74,156
GGP Inc.	2,985	74,147
Gilead Sciences Inc.	7,035	509,686
Global Payments Inc.	855	66,074
Goldman Sachs Group Inc. (The)	1,950	447,174
Goodyear Tire & Rubber Co. (The)	1,457	47,192
H&R Block Inc.	1,230	26,396
Halliburton Co.	4,560	257,959
Hanesbrands Inc.	2,160	51,214
Harley-Davidson Inc.	1,037	59,150
Harman International Industries Inc.	356	39,573
Harris Corp.	661	67,891
Hartford Financial Services Group Inc. (The)	2,100	102,291
Hasbro Inc.	630	51,981
HCA Holdings Inc.[b]	1,695	136,075
HCP Inc.	2,640	80,045
Helmerich & Payne Inc.	627	44,617
Henry Schein Inc.[b]	450	71,937
Hershey Co. (The)	750	79,103
Hess Corp.	1,485	80,457
Hewlett Packard Enterprise Co.	8,859	200,922
Hilton Worldwide Holdings Inc.	1,060	61,035
HollyFrontier Corp.	915	26,508
Hologic Inc.[b]	1,336	54,148
Home Depot Inc. (The)	6,506	895,095
Honeywell International Inc.	3,855	456,124
Hormel Foods Corp.	1,650	59,895
Host Hotels & Resorts Inc.	3,930	71,015
HP Inc.	9,084	136,714
Humana Inc.	795	157,807
Huntington Bancshares Inc./OH	5,910	79,962
Huntington Ingalls Industries Inc.	240	46,550
IDEXX Laboratories Inc.[b]	465	56,883
IHS Markit Ltd.[b]	2,040	80,478

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2017

Security	Shares	Value
Illinois Tool Works Inc.	1,740	$221,328
Illumina Inc.[b]	795	127,279
Incyte Corp.[b]	901	109,210
Ingersoll-Rand PLC	1,321	104,821
Ingredion Inc.	360	46,148
Intel Corp.	24,945	918,475
Intercontinental Exchange Inc.	3,225	188,211
International Business Machines Corp.	4,786	835,253
International Flavors & Fragrances Inc.	420	49,228
International Paper Co.	1,995	112,917
Interpublic Group of Companies Inc. (The)	2,295	54,001
Intuit Inc.	1,305	154,747
Intuitive Surgical Inc.[b]	195	135,075
Invesco Ltd.	2,115	61,166
Iron Mountain Inc.	1,307	46,791
Jacobs Engineering Group Inc.[b]	660	38,643
Jazz Pharmaceuticals PLC[b]	330	40,234
JB Hunt Transport Services Inc.	495	49,045
JM Smucker Co. (The)	630	85,585
Johnson & Johnson	14,506	1,642,804
Johnson Controls International PLC	5,026	221,043
Jones Lang LaSalle Inc.	225	23,182
JPMorgan Chase & Co.	19,200	1,624,896
Juniper Networks Inc.	1,875	50,213
Kansas City Southern	600	51,546
Kellogg Co.	1,410	102,521
KeyCorp	5,336	95,888
Kimberly-Clark Corp.	1,920	232,570
Kimco Realty Corp.	2,190	54,509
Kinder Morgan Inc./DE	10,006	223,534
KLA-Tencor Corp.	660	56,173
Kohl’s Corp.	990	39,432
Kraft Heinz Co. (The)	3,210	286,621
Kroger Co. (The)	4,815	163,517
L Brands Inc.	1,335	80,380
L3 Technologies Inc.	420	66,650
Laboratory Corp. of America Holdings[b]	563	75,560
Lam Research Corp.	870	99,928
Las Vegas Sands Corp.	2,355	123,826
Lear Corp.	424	60,246
Leggett & Platt Inc.	675	32,211

Security	Shares	Value
Lennar Corp. Class A	930	$41,525
Leucadia National Corp.	1,650	39,353
Level 3 Communications Inc.[b]	1,659	98,644
Liberty Broadband Corp. Class Ca,b	526	44,889
Liberty Global PLC Series Ab	1,187	43,302
Liberty Global PLC Series C NVS[b]	3,451	121,234
Liberty Global PLC LiLAC Class Cb	561	12,522
Liberty Interactive Corp. QVC Group Series Ab	2,385	45,744
Liberty Media Corp.-Liberty SiriusXM Class Ab	487	17,649
Liberty Media Corp.-Liberty SiriusXM Class Cb	1,068	38,331
Liberty Property Trust	780	29,944
Lincoln National Corp.	1,185	79,999
Linear Technology Corp.	1,245	78,597
LKQ Corp.[b]	1,635	52,173
Lockheed Martin Corp.	1,406	353,370
Loews Corp.	1,530	71,267
Lowe’s Companies Inc.	4,560	333,245
lululemon athletica Inc.[b]	570	38,481
LyondellBasell Industries NV Class A	1,785	166,487
M&T Bank Corp.	765	124,366
Macerich Co. (The)	587	40,321
Macquarie Infrastructure Corp.	405	30,371
Macy’s Inc.	1,650	48,741
Mallinckrodt PLC[b]	615	29,969
ManpowerGroup Inc.	405	38,661
Marathon Oil Corp.	4,365	73,114
Marathon Petroleum Corp.	2,790	134,059
Markel Corp.[b]	75	69,375
Marriott International Inc./MD Class A	1,785	151,011
Marsh & McLennan Companies Inc.	2,805	190,796
Martin Marietta Materials Inc.	330	75,768
Marvell Technology Group Ltd.	2,595	38,588
Masco Corp.	1,803	59,409
MasterCard Inc. Class A	5,161	548,769
Mattel Inc.	1,845	48,357
Maxim Integrated Products Inc.	1,545	68,722
McCormick & Co. Inc./MD	615	58,763
McDonald’s Corp.	4,547	557,326
McKesson Corp.	1,215	169,067
Mead Johnson Nutrition Co.	1,005	70,812

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2017

Security	Shares	Value
MEDNAX Inc.[b]	405	$27,682
Medtronic PLC	7,351	558,823
MercadoLibre Inc.	225	41,713
Merck & Co. Inc.	14,611	905,736
MetLife Inc.	4,923	267,860
Mettler-Toledo International Inc.[b]	135	57,595
MGM Resorts International[b]	2,370	68,256
Michael Kors Holdings Ltd.[b]	960	41,098
Microchip Technology Inc.	1,155	77,789
Micron Technology Inc.[b]	5,499	132,581
Microsoft Corp.	39,219	2,535,508
Mid-America Apartment Communities Inc.	615	58,394
Middleby Corp. (The)[b]	285	38,241
Mohawk Industries Inc.[b]	345	74,465
Molson Coors Brewing Co. Class B	975	94,107
Mondelez International Inc. Class A	8,250	365,310
Monsanto Co.	2,370	256,695
Monster Beverage Corp.[b]	2,115	90,099
Moody’s Corp.	886	91,852
Morgan Stanley	7,680	326,323
Mosaic Co. (The)	1,740	54,584
Motorola Solutions Inc.	840	67,796
MSCI Inc.	495	40,961
Murphy Oil Corp.	870	25,152
Mylan NVb	2,369	90,140
Nasdaq Inc.	645	45,498
National Oilwell Varco Inc.	1,995	75,431
National Retail Properties Inc.	825	35,970
Navient Corp.	1,605	24,139
NetApp Inc.	1,530	58,630
Netflix Inc.[b]	2,296	323,070
New York Community Bancorp. Inc.	2,745	41,697
Newell Brands Inc.	2,395	113,355
Newfield Exploration Co.[b]	1,170	46,894
Newmont Mining Corp.	2,850	103,398
News Corp. Class A	2,058	25,293
NextEra Energy Inc.	2,475	306,207
Nielsen Holdings PLC	1,950	79,775
NIKE Inc. Class B	7,111	376,172
NiSource Inc.	1,770	39,595
Noble Energy Inc.	2,280	90,653
Nordstrom Inc.	646	28,566
Norfolk Southern Corp.	1,590	186,761
Northern Trust Corp.	1,155	95,819

Security	Shares	Value
Northrop Grumman Corp.	915	$209,608
Norwegian Cruise Line Holdings Ltd.[b]	900	42,300
Nuance Communications Inc.[b]	1,350	21,411
Nucor Corp.	1,650	95,848
NVIDIA Corp.	2,851	311,272
O’Reilly Automotive Inc.[b]	510	133,758
Occidental Petroleum Corp.	4,050	274,468
OGE Energy Corp.	1,050	35,217
Omnicom Group Inc.	1,290	110,488
ONEOK Inc.	1,141	62,881
Oracle Corp.	16,275	652,790
PACCAR Inc.	1,845	124,187
Packaging Corp. of America	510	47,012
Palo Alto Networks Inc.[b]	480	70,829
Parker-Hannifin Corp.	705	103,727
Parsley Energy Inc. Class Ab	810	28,528
Patterson Companies Inc.	465	19,349
Paychex Inc.	1,770	106,713
PayPal Holdings Inc.[b]	5,808	231,042
Pentair PLC	902	52,884
People’s United Financial Inc.	1,530	28,688
PepsiCo Inc.	7,601	788,832
Perrigo Co. PLC	780	59,397
Pfizer Inc.	32,176	1,020,944
PG&E Corp.	2,610	161,533
Philip Morris International Inc.	8,235	791,631
Phillips 66	2,490	203,234
Pinnacle West Capital Corp.	570	44,249
Pioneer Natural Resources Co.	930	167,614
Plains GP Holdings LP Class A	608	19,730
PNC Financial Services Group Inc. (The)[e]	2,575	310,184
Polaris Industries Inc.	330	27,743
PPG Industries Inc.	1,455	145,515
PPL Corp.	3,660	127,514
Praxair Inc.	1,501	177,778
Priceline Group Inc. (The)[b]	255	401,658
Principal Financial Group Inc.	1,575	89,917
Procter & Gamble Co. (The)	13,521	1,184,440
Progressive Corp. (The)	3,180	119,059
Prologis Inc.	2,760	134,826
Prudential Financial Inc.	2,340	245,957
Public Service Enterprise Group Inc.	2,700	119,475
Public Storage	780	167,700

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2017

Security	Shares	Value
PulteGroup Inc.	1,725	$37,105
PVH Corp.	435	40,807
Qorvo Inc.[b]	585	37,563
QUALCOMM Inc.	7,860	419,960
Quest Diagnostics Inc.	735	67,561
Quintiles IMS Holdings Inc.[b]	803	63,027
Ralph Lauren Corp.	330	29,182
Range Resources Corp.	946	30,594
Raymond James Financial Inc.	736	55,148
Raytheon Co.	1,605	231,377
Realty Income Corp.	1,365	81,395
Red Hat Inc.[b]	960	72,845
Regency Centers Corp.	525	36,608
Regeneron Pharmaceuticals Inc.[b]	390	140,123
Regions Financial Corp.	6,930	99,861
Reinsurance Group of America Inc.	300	37,641
RenaissanceRe Holdings Ltd.	228	31,081
Republic Services Inc.	1,320	75,742
ResMed Inc.	630	42,550
Reynolds American Inc.	4,503	270,765
Rite Aid Corp.[b]	5,985	33,636
Robert Half International Inc.	705	33,177
Rockwell Automation Inc.	720	106,553
Rockwell Collins Inc.	675	61,263
Roper Technologies Inc.	540	103,599
Ross Stores Inc.	2,116	139,889
Royal Caribbean Cruises Ltd.	945	88,480
S&P Global Inc.	1,440	173,059
Sabre Corp.	1,065	26,093
salesforce.com inc.[b]	3,407	269,494
SBA Communications Corp.[b]	690	72,629
SCANA Corp.	675	46,373
Schlumberger Ltd.	7,326	613,259
Scripps Networks Interactive Inc. Class A	420	31,987
Seagate Technology PLC	1,560	70,434
Sealed Air Corp.	1,035	50,198
Seattle Genetics Inc.[b]	495	29,819
SEI Investments Co.	795	38,565
Sempra Energy	1,260	129,011
Sensata Technologies Holding NVb	885	37,126
ServiceNow Inc.[b]	870	78,839
Sherwin-Williams Co. (The)	421	127,904
Signature Bank/New York NYb	270	42,530
Signet Jewelers Ltd.	405	31,456

Security	Shares	Value
Simon Property Group Inc.	1,665	$305,977
Sirius XM Holdings Inc.[a]	7,845	37,028
Skyworks Solutions Inc.	1,020	93,575
SL Green Realty Corp.	510	55,575
Snap-on Inc.	315	57,182
Southern Co. (The)	5,220	258,025
Southwest Airlines Co.	930	48,648
Southwestern Energy Co.[b]	2,580	23,246
Spectra Energy Corp.	3,855	160,561
Spectrum Brands Holdings Inc.	120	16,007
Splunk Inc.[b]	692	40,039
Sprint Corp.[b]	4,500	41,535
Stanley Black & Decker Inc.	795	98,580
Staples Inc.	3,390	31,188
Starbucks Corp.	7,815	431,544
State Street Corp.	2,115	161,163
Stericycle Inc.[b]	435	33,556
Stryker Corp.	1,800	222,354
SunTrust Banks Inc.	2,655	150,857
Symantec Corp.	2,970	81,824
Synchrony Financial	4,501	161,226
Synopsys Inc.[b]	840	52,828
Sysco Corp.	2,835	148,724
T Rowe Price Group Inc.	1,365	92,056
T-Mobile U.S. Inc.[b]	1,530	95,273
Targa Resources Corp.	900	51,858
Target Corp.	2,820	181,834
TD Ameritrade Holding Corp.	1,440	66,456
TE Connectivity Ltd.	1,950	144,982
TechnipFMC PLC[b]	1,290	43,370
TEGNA Inc.	1,169	26,782
Teleflex Inc.	225	37,739
Tesla Motors Inc.[a,b]	705	177,611
Tesoro Corp.	660	53,361
Texas Instruments Inc.	5,342	403,535
Textron Inc.	1,365	64,660
Thermo Fisher Scientific Inc.	2,100	320,019
Tiffany & Co.	690	54,317
Time Warner Inc.	4,080	395,148
TJX Companies Inc. (The)	3,300	247,236
Toll Brothers Inc.[b]	929	29,133
Torchmark Corp.	690	50,743
Total System Services Inc.	855	43,331
Tractor Supply Co.	675	49,727
TransDigm Group Inc.	289	62,540

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2017

Security	Shares	Value
Travelers Companies Inc. (The)	1,545	$181,970
Trimble Inc.[b]	1,380	40,876
TripAdvisor Inc.[b]	616	32,586
Twenty-First Century Fox Inc. Class A	5,670	177,925
Twenty-First Century Fox Inc. Class B	2,295	71,168
Twitter Inc.[b]	3,015	53,124
Tyson Foods Inc. Class A	1,605	100,778
U.S. Bancorp.	9,240	486,486
UDR Inc.	1,395	48,755
UGI Corp.	975	45,211
Ulta Salon Cosmetics & Fragrance Inc.[b]	315	85,768
Under Armour Inc. Class Aa,b	972	20,888
Under Armour Inc. Class Cb	977	18,778
Union Pacific Corp.	4,455	474,814
United Continental Holdings Inc.[b]	390	27,483
United Parcel Service Inc. Class B	3,675	401,053
United Rentals Inc.[b]	405	51,237
United Technologies Corp.	4,245	465,549
United Therapeutics Corp.[b]	255	41,726
UnitedHealth Group Inc.	5,025	814,552
Universal Health Services Inc. Class B	495	55,752
Unum Group	1,170	53,153
Valero Energy Corp.	2,520	165,715
Valspar Corp. (The)	390	43,161
Vantiv Inc. Class Ab	825	51,348
Varex Imaging Corp.[b]	216	6,210
Varian Medical Systems Inc.[a,b]	540	41,931
Ventas Inc.	1,792	110,513
VEREIT Inc.	5,925	50,540
VeriSign Inc.[a,b]	540	43,313
Verisk Analytics Inc. Class Ab	882	72,888
Verizon Communications Inc.	21,835	1,070,133
Vertex Pharmaceuticals Inc.[b]	1,335	114,636
VF Corp.	1,830	94,208
Viacom Inc. Class B NVS	1,875	79,013
Visa Inc. Class A	10,007	827,679
VMware Inc. Class Aa,b	435	38,080
Vornado Realty Trust	900	95,679
Voya Financial Inc.	1,185	47,661
Vulcan Materials Co.	720	92,398
WABCO Holdings Inc.[b]	288	31,401

Security	Shares	Value
Wabtec Corp./DE	510	$44,186
Wal-Mart Stores Inc.	8,267	551,740
Walgreens Boots Alliance Inc.	4,907	402,080
Walt Disney Co. (The)	8,057	891,507
Waste Connections Inc.	900	72,270
Waste Management Inc.	2,385	165,757
Waters Corp.[b]	436	61,759
Weatherford International PLC[a,b]	4,815	25,086
WEC Energy Group Inc.	1,694	100,031
Wells Fargo & Co.	25,516	1,437,316
Welltower Inc.	1,904	126,235
Westar Energy Inc.	705	38,556
Western Digital Corp.	1,472	117,363
Western Union Co. (The)	2,775	54,335
WestRock Co.	1,349	71,983
Weyerhaeuser Co.	4,110	128,766
Whirlpool Corp.	420	73,454
WhiteWave Foods Co. (The)[b]	932	51,316
Whole Foods Market Inc.	1,725	52,130
Williams Companies Inc. (The)	3,735	107,717
Willis Towers Watson PLC	716	89,593
Workday Inc. Class Ab	627	52,097
WR Berkley Corp.	570	38,310
WR Grace & Co.	390	27,043
WW Grainger Inc.	315	79,560
Wyndham Worldwide Corp.	600	47,436
Wynn Resorts Ltd.	435	44,122
Xcel Energy Inc.	2,760	114,043
Xerox Corp.	4,650	32,225
Xilinx Inc.	1,335	77,697
XL Group Ltd.	1,320	49,592
Xylem Inc./NY	1,020	50,296
Yahoo! Inc.[b]	4,760	209,773
Yum! Brands Inc.	1,907	124,966
Zayo Group Holdings Inc.[b]	795	25,408
Zillow Group Inc. Class Cb	555	19,636
Zimmer Biomet Holdings Inc.	1,035	122,472
Zoetis Inc.	2,534	139,218

		109,696,595

TOTAL COMMON STOCKS
(Cost: $145,529,488)		166,612,006

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2017

Security	Shares	Value
PREFERRED STOCKS — 0.25%

GERMANY — 0.22%
Bayerische Motoren Werke AG	315	$23,608
Fuchs Petrolub SE	330	15,082
Henkel AG & Co. KGaA	960	116,923
Porsche Automobil Holding SE	825	49,483
Schaeffler AG	855	13,832
Volkswagen AG	990	153,958

		372,886
ITALY — 0.03%
Intesa Sanpaolo SpA	5,055	11,144
Telecom Italia SpA/Milano	37,260	26,637

		37,781

TOTAL PREFERRED STOCKS
(Cost: $472,532)		410,667

RIGHTS — 0.00%

SPAIN — 0.00%
ACS Actividades de Construccion y Servicios SAb	990	445

		445

TOTAL RIGHTS
(Cost: $471)		445

SHORT-TERM INVESTMENTS — 2.02%

MONEY MARKET FUNDS — 2.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[f,g,h]	3,202,643	3,203,604

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[f,g]	177,197	$177,197

		3,380,801

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,379,915)		3,380,801

TOTAL INVESTMENTS IN SECURITIES — 101.66%
(Cost: $149,382,406)[i]		170,403,919
Other Assets, Less Liabilities — (1.66)%		(2,775,101)

NET ASSETS — 100.00%		$167,628,818

ADR  —  American Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[i]	The cost of investments for federal income tax purposes was $150,764,847. Net unrealized appreciation was $19,639,072, of which $40,172,670 represented gross unrealized appreciation on securities and $20,533,598 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	1,118	—	(473)	645	$241,217	$2,954	$78,484
PNC Financial Services Group Inc. (The)	4,966	—	(2,391)	2,575	310,184	2,907	49,238

					$551,401	$5,861	$127,722

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$166,607,874	$4,132	$0	[a]	$166,612,006
Preferred stocks	410,667	—	—		410,667
Rights	445	—	—		445
Money market funds	3,380,801	—	—		3,380,801

Total	$170,399,787	$4,132	$0	[a]	$170,403,919

[a]	Rounds to less than $1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2017

	iShares MSCI ACWI Low Carbon Target ETF	iShares MSCI All Country Asia ex Japan ETF (Consolidated)	iShares MSCI Europe Financials ETF

ASSETS
Investments, at cost:
Unaffiliated	$312,782,615	$2,403,045,770	$663,742,704
Affiliated (Note 2)	6,700,685	156,820,016	373,777

Total cost of investments	$319,483,300	$2,559,865,786	$664,116,481

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$331,306,104	$2,545,538,756	$628,647,158
Affiliated (Note 2)	6,845,340	156,853,596	373,777

Total fair value of investments	338,151,444	2,702,392,352	629,020,935
Foreign currency, at value[b]	282,189	262,742	741,785
Cash	2,593	—	—
Receivables:
Due from custodian (Note 4)	—	—	2,146,486
Dividends and interest	369,624	6,686,020	312,224
Tax reclaims	130,952	—	274,193
Foreign withholding tax claims (Note 8)	—	—	81,831

Total Assets	338,936,802	2,709,341,114	632,577,454

LIABILITIES
Payables:
Investment securities purchased	—	9	2,146,486
Collateral for securities on loan (Note 1)	5,617,286	156,712,594	24,196
Foreign taxes (Note 1)	7	1,090	—
Professional fees (Note 8)	—	—	818
Investment advisory fees (Note 2)	55,374	1,520,576	240,554

Total Liabilities	5,672,667	158,234,269	2,412,054

NET ASSETS	$333,264,135	$2,551,106,845	$630,165,400

Net assets consist of:
Paid-in capital	$322,450,344	$3,068,590,885	$660,995,513
Undistributed (distributions in excess of) net investment income	14,358	(6,498,897)	(14,655)
Undistributed net realized gain (accumulated net realized loss)	(7,879,584)	(653,760,795)	4,281,205
Net unrealized appreciation (depreciation)	18,679,017	142,775,652	(35,096,663)

NET ASSETS	$333,264,135	$2,551,106,845	$630,165,400

Shares outstanding[c]	3,350,000	43,400,000	32,150,000

Net asset value per share	$99.48	$58.78	$19.60

[a]	Securities on loan with values of $5,056,157, $146,868,220 and $22,726, respectively. See Note 1.
[b]	Cost of foreign currency: $275,598, $261,928 and $728,875, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2017

iShares MSCI Kokusai ETF

ASSETS
Investments, at cost:
Unaffiliated	$145,678,094
Affiliated (Note 2)	3,704,312

Total cost of investments	$149,382,406

Investments in securities, at fair value (including securities on loan)[a] (Note 1):
Unaffiliated	$166,471,717
Affiliated (Note 2)	3,932,202

Total fair value of investments	170,403,919
Foreign currency, at value[b]	107,905
Receivables:
Dividends and interest	133,694
Tax reclaims	162,649
Foreign withholding tax claims (Note 8)	59,348

Total Assets	170,867,515

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	3,202,688
Professional fees (Note 8)	593
Investment advisory fees (Note 2)	35,416

Total Liabilities	3,238,697

NET ASSETS	$167,628,818

Net assets consist of:
Paid-in capital	$135,186,257
Distributions in excess of net investment income	(57,666)
Undistributed net realized gain	11,482,704
Net unrealized appreciation	21,017,523

NET ASSETS	$167,628,818

Shares outstanding[c]	3,000,000

Net asset value per share	$55.88

[a]	Securities on loan with a value of $3,054,990. See Note 1.
[b]	Cost of foreign currency: $105,737.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2017

	iShares MSCI ACWI Low Carbon Target ETF	iShares MSCI All Country Asia ex Japan ETF (Consolidated)	iShares MSCI Europe Financials ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,962,724	$22,705,397	$3,728,583
Dividends — affiliated (Note 2)	10,085	5,239	498
Interest — unaffiliated	—	60	—
Securities lending income — affiliated — net (Note 2)	24,550	941,599	5,667
Foreign withholding tax claims (Note 8)	—	—	81,831

	2,997,359	23,652,295	3,816,579
Less: Other foreign taxes (Note 1)	(1,275)	(297,784)	—

Total investment income	2,996,084	23,354,511	3,816,579

EXPENSES
Investment advisory fees (Note 2)	291,366	9,591,802	999,563
Mauritius income taxes (Note 1)	—	48,836	—
Professional fees (Note 8)	—	—	818
Commitment fees (Note 7)	—	7,298	—
Interest expense (Note 7)	—	4,804	—

Total expenses	291,366	9,652,740	1,000,381

Net investment income	2,704,718	13,701,771	2,816,198

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,389,901)	(49,204,317)	(3,299,659)
Investments — affiliated (Note 2)	5,188	20,532	335
In-kind redemptions — unaffiliated	—	29,609,247	18,497,065
Foreign currency transactions	(63,556)	(112,248)	(14,826)
Realized gain distributions from affiliated funds	50	278	22

Net realized gain (loss)	(2,448,219)	(19,686,508)	15,182,937

Net change in unrealized appreciation/depreciation on:
Investments	14,533,600	82,757,343	53,482,252
Translation of assets and liabilities in foreign currencies	13,683	221,046	(1,965)

Net change in unrealized appreciation/depreciation	14,547,283	82,978,389	53,480,287

Net realized and unrealized gain	12,099,064	63,291,881	68,663,224

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,803,782	$76,993,652	$71,479,422

[a]	Net of foreign withholding tax of $123,629, $2,567,754 and $184,768, respectively.

See notes to financial statements.

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2017

iShares MSCI Kokusai ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,013,579
Dividends — affiliated (Note 2)	6,216
Securities lending income — affiliated — net (Note 2)	15,849
Foreign withholding tax claims (Note 8)	59,348

Total investment income	2,094,992

EXPENSES
Investment advisory fees (Note 2)	226,355
Professional fees (Note 8)	593

Total expenses	226,948

Net investment income	1,868,044

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	7,434
Investments — affiliated (Note 2)	4,644
In-kind redemptions — unaffiliated	25,782,098
In-kind redemptions — affiliated (Note 2)	123,108
Foreign currency transactions	(5,840)
Realized gain distributions from affiliated funds	21

Net realized gain	25,911,465

Net change in unrealized appreciation/depreciation on:
Investments	(18,935,511)
Translation of assets and liabilities in foreign currencies	(1,728)

Net change in unrealized appreciation/depreciation	(18,937,239)

Net realized and unrealized gain	6,974,226

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,842,270

[a]	Net of foreign withholding tax of $34,447.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI ACWI Low Carbon Target ETF		iShares MSCI All Country Asia ex Japan ETF (Consolidated)
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,704,718	$5,236,869	$13,701,771	$47,196,215
Net realized loss	(2,448,219)	(4,967,025)	(19,686,508)	(220,275,288)
Net change in unrealized appreciation/depreciation	14,547,283	243,515	82,978,389	2,984,965

Net increase (decrease) in net assets resulting from operations	14,803,782	513,359	76,993,652	(170,094,108)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,070,165)	(5,258,921)	(30,118,084)	(56,637,383)

Total distributions to shareholders	(3,070,165)	(5,258,921)	(30,118,084)	(56,637,383)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	82,041,215	22,838,332	610,335,197	304,115,590
Cost of shares redeemed	—	—	(456,521,243)	(1,395,643,808)

Net increase (decrease) in net assets from capital share transactions	82,041,215	22,838,332	153,813,954	(1,091,528,218)

INCREASE (DECREASE) IN NET ASSETS	93,774,832	18,092,770	200,689,522	(1,318,259,709)

NET ASSETS
Beginning of period	239,489,303	221,396,533	2,350,417,323	3,668,677,032

End of period	$333,264,135	$239,489,303	$2,551,106,845	$2,350,417,323

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$14,358	$379,805	$(6,498,897)	$9,917,416

SHARES ISSUED AND REDEEMED
Shares sold	850,000	250,000	10,200,000	5,500,000
Shares redeemed	—	—	(8,000,000)	(26,000,000)

Net increase (decrease) in shares outstanding	850,000	250,000	2,200,000	(20,500,000)

See notes to financial statements.

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Europe Financials ETF		iShares MSCI Kokusai ETF
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,816,198	$10,061,118	$1,868,044	$6,752,124
Net realized gain (loss)	15,182,937	(25,325,175)	25,911,465	11,230,624
Net change in unrealized appreciation/depreciation	53,480,287	(79,038,823)	(18,937,239)	(23,652,066)

Net increase (decrease) in net assets resulting from operations	71,479,422	(94,302,880)	8,842,270	(5,669,318)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,735,969)	(10,373,542)	(2,015,475)	(8,020,664)

Total distributions to shareholders	(2,735,969)	(10,373,542)	(2,015,475)	(8,020,664)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	282,404,643	287,189,590	—	20,052,122
Cost of shares redeemed	(168,044,300)	(180,848,510)	(119,238,432)	(80,435,693)

Net increase (decrease) in net assets from capital share transactions	114,360,343	106,341,080	(119,238,432)	(60,383,571)

INCREASE (DECREASE) IN NET ASSETS	183,103,796	1,664,658	(112,411,637)	(74,073,553)

NET ASSETS
Beginning of period	447,061,604	445,396,946	280,040,455	354,114,008

End of period	$630,165,400	$447,061,604	$167,628,818	$280,040,455

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(14,655)	$(94,884)	$(57,666)	$89,765

SHARES ISSUED AND REDEEMED
Shares sold	14,650,000	17,850,000	—	400,000
Shares redeemed	(9,900,000)	(9,300,000)	(2,200,000)	(1,600,000)

Net increase (decrease) in shares outstanding	4,750,000	8,550,000	(2,200,000)	(1,200,000)

See notes to financial statements.

FINANCIAL STATEMENTS	63

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI ACWI Low Carbon Target ETF

	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Period from Dec. 8, 2014[a] to Jul. 31, 2015
Net asset value, beginning of period	$95.80	$98.40	$96.01

Income from investment operations:
Net investment income[b]	0.90	2.22	1.48
Net realized and unrealized gain (loss)[c]	3.72	(2.64)	1.85

Total from investment operations	4.62	(0.42)	3.33

Less distributions from:
Net investment income	(0.94)	(2.18)	(0.94)

Total distributions	(0.94)	(2.18)	(0.94)

Net asset value, end of period	$99.48	$95.80	$98.40

Total return	4.85%[d]	(0.31)%	3.46%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$333,264	$239,489	$221,397
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	0.33%	0.33%
Ratio of net investment income to average net assets[e]	1.86%	2.42%	2.35%
Portfolio turnover rate[f]	8%	16%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2017, for the year ended July 31, 2016 and the period ended July 31, 2015 were 8%, 16% and 4%, respectively. See Note 4.

See notes to financial statements.

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI All Country Asia ex Japan ETF (Consolidated)
	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012
Net asset value, beginning of period	$57.05	$59.46	$65.13	$56.23	$53.40	$62.22

Income from investment operations:
Net investment income[a]	0.29	1.03	1.24	1.11	1.04	0.97
Net realized and unrealized gain (loss)[b]	2.08	(2.21)	(5.92)	8.84	2.85	(8.89)

Total from investment operations	2.37	(1.18)	(4.68)	9.95	3.89	(7.92)

Less distributions from:
Net investment income	(0.64)	(1.23)	(0.99)	(1.05)	(1.06)	(0.90)

Total distributions	(0.64)	(1.23)	(0.99)	(1.05)	(1.06)	(0.90)

Net asset value, end of period	$58.78	$57.05	$59.46	$65.13	$56.23	$53.40

Total return	4.23%[c]	(1.83)%	(7.22)%	17.85%	7.28%	(12.63)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,551,107	$2,350,417	$3,668,677	$2,631,373	$2,361,598	$1,826,440
Ratio of expenses to average net assets[d]	0.70%	0.72%	0.69%	0.68%	0.67%	0.69%
Ratio of net investment income to average net assets[d]	0.99%	1.92%	1.95%	1.87%	1.80%	1.82%
Portfolio turnover rate[e]	11%	17%	13%	14%	13%	26%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2017, for the years ended July 31, 2016, July 31, 2015, July 31, 2014 and July 31, 2013 were 3%, 12%, 8%, 6%, and 7%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Europe Financials ETF
	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012
Net asset value, beginning of period	$16.32	$23.63	$24.15	$21.62	$15.01	$20.72

Income from investment operations:
Net investment income[a]	0.12	0.64	0.69	0.87	0.64	0.72
Net realized and unrealized gain (loss)[b]	3.26	(7.12)	(0.47)	2.36	6.41	(5.96)

Total from investment operations	3.38	(6.48)	0.22	3.23	7.05	(5.24)

Less distributions from:
Net investment income	(0.10)	(0.83)	(0.74)	(0.70)	(0.44)	(0.47)

Total distributions	(0.10)	(0.83)	(0.74)	(0.70)	(0.44)	(0.47)

Net asset value, end of period	$19.60	$16.32	$23.63	$24.15	$21.62	$15.01

Total return	20.72%[c]	(27.77)%	0.98%	14.89%	47.30%	(25.30)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$630,165	$447,062	$445,397	$462,387	$94,039	$21,767
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 8)[d]	0.48%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[d]	1.35%[e]	3.30%	3.00%	3.53%	3.26%	4.51%
Portfolio turnover rate[f]	8%	4%	6%	8%	7%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 8), which resulted in the following increase for the six months ended January 31, 2017:
•	Ratio of net investment income to average net assets by 0.04%.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Kokusai ETF
	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012
Net asset value, beginning of period	$53.85	$55.33	$54.13	$47.63	$39.67	$41.01

Income from investment operations:
Net investment income[a]	0.56 [b]	1.22	1.21	1.33	1.10	1.01
Net realized and unrealized gain (loss)[c]	2.14	(1.24)	1.36	6.64	8.03	(1.33)

Total from investment operations	2.70	(0.02)	2.57	7.97	9.13	(0.32)

Less distributions from:
Net investment income	(0.67)	(1.46)	(1.37)	(1.47)	(1.17)	(1.02)

Total distributions	(0.67)	(1.46)	(1.37)	(1.47)	(1.17)	(1.02)

Net asset value, end of period	$55.88	$53.85	$55.33	$54.13	$47.63	$39.67

Total return	5.02%[b,d]	0.11%	4.80%	16.80%	23.26%	(0.62)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$167,629	$280,040	$354,114	$487,142	$562,059	$595,070
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 8) [e]	0.25%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	2.06%[b]	2.36%	2.20%	2.56%	2.50%	2.62%
Portfolio turnover rate[f]	2%	5%	5%	5%	4%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 8), which resulted in the following increase for the six months ended January 31, 2017:
•	Net investment income per share by $0.01.
•	Total return by 0.04%.
•	Ratio of net investment income to average net assets by 0.06%.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI ACWI Low Carbon Target	Non-diversified
MSCI All Country Asia ex Japan	Diversified
MSCI Europe Financials	Diversified
MSCI Kokusai	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

The iShares MSCI All Country Asia ex Japan ETF carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (the, a “Subsidiary”), which in turn invests in Indian securities included in the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Fund include the accounts of the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

The iShares MSCI All Country Asia ex Japan ETF conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

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iSHARES® TRUST

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. Taxes on income, if any, are paid by the Subsidiary and are disclosed in the consolidated statements of operations. Any dividends paid by the Subsidiary to the Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

On May 10, 2016, India and Mauritius signed an amendment to the DTAA. The amendment provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied. Tax laws in India also include provisions that impose Indian tax on certain indirect transfers of shares of Indian companies. However, until such time that India provides more definitive authoritative guidance on the indirect transfer rules, the impact to the Fund, if any, cannot be determined. Management is continuing to monitor and assess the impact to the Fund arising from the DTAA amendment and the indirect transfer rules.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI ACWI Low Carbon Target
BNP Paribas Prime Brokerage International Ltd.	$72,534	$72,534	$—
Citigroup Global Markets Inc.	312,664	312,664	—
Credit Suisse Securities (USA) LLC	373,890	373,890	—
Deutsche Bank Securities Inc.	71,461	71,461	—
Goldman Sachs & Co.	1,415,611	1,415,611	—
JPMorgan Securities LLC	1,245,775	1,245,775	—
Merrill Lynch, Pierce, Fenner & Smith	269,509	269,509	—
State Street Bank & Trust Company	1,294,713	1,294,713	—

	$5,056,157	$5,056,157	$—

MSCI All Country Asia ex Japan
Barclays Capital Inc.	$479,960	$479,960	$—
BNP Paribas Prime Brokerage International Ltd.	273,584	273,584	—
Citigroup Global Markets Inc.	2,140,141	2,140,141	—
Credit Suisse Securities (USA) LLC	3,360,822	3,360,822	—
Deutsche Bank AG	12,564	12,564	—
Deutsche Bank Securities Inc.	15,792,319	15,792,319	—
Goldman Sachs & Co.	8,776,946	8,776,946	—
HSBC Bank PLC	1,345,362	1,345,362	—
JPMorgan Securities LLC	56,377,356	56,377,356	—
Merrill Lynch, Pierce, Fenner & Smith	2,187,780	2,187,780	—
Morgan Stanley & Co. International PLC	1,607,290	1,607,290	—
Morgan Stanley & Co. LLC	44,579,612	44,579,612	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,161,055	1,161,055	—
Scotia Capital (USA) Inc.	368,399	368,399	—
State Street Bank & Trust Company	7,957,555	7,957,555	—
UBS AG	447,475	447,475	—

	$146,868,220	$146,868,220	$—

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iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Europe Financials
SG Americas Securities LLC	$22,726	$22,726	$—

MSCI Kokusai
BNP Paribas Prime Brokerage Inc.	$24,766	$24,766	$—
BNP Paribas Prime Brokerage International Ltd.	17,887	17,887	—
Citigroup Global Markets Inc.	136,442	136,442	—
Credit Suisse Securities (USA) LLC	185,690	185,690	—
Deutsche Bank Securities Inc.	13,010	13,010	—
Goldman Sachs & Co.	189,466	189,466	—
JPMorgan Securities LLC	405,125	405,125	—
Merrill Lynch, Pierce, Fenner & Smith	92,988	92,988	—
Morgan Stanley & Co. LLC	648,945	648,945	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	191,420	191,420	—
SG Americas Securities LLC	25,273	25,273	—
State Street Bank & Trust Company	828,519	828,519	—
UBS AG	46,941	46,941	—
UBS Securities LLC	10,118	10,118	—
Wells Fargo Securities LLC	238,400	238,400	—

	$3,054,990	$3,054,990	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

With respect to the iShares MSCI All Country Asia ex Japan ETF, the Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Effective August 1, 2016, for its investment advisory services to the iShares MSCI ACWI Low Carbon Target ETF, BFA is entitled to an annual investment advisory fee of 0.20% based on the average daily net assets of the Fund. Prior to August 1, 2016, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.33% based on the average daily net assets of the Fund. The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses. BFA contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2016 in order to limit total annual operating expenses to 0.20% of average daily net assets. The contractual waiver was terminated effective August 1, 2016, pursuant to a written agreement between the Trust and BFA, and in conjunction with the annual advisory fee reduction from 0.33% to 0.20%.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Europe Financials	0.48%
MSCI Kokusai	0.25

For its investment advisory services to the iShares MSCI All Country Asia ex Japan ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.54	Over $42 billion, up to and including $56 billion
0.47	Over $56 billion, up to and including $70 billion
0.41	Over $70 billion, up to and including $84 billion
0.35	Over $84 billion

In addition, the iShares MSCI All Country Asia ex Japan ETF may pay its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2021 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

74	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended January 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI ACWI Low Carbon Target	$6,031
MSCI All Country Asia ex Japan	223,219
MSCI Europe Financials	1,141
MSCI Kokusai	4,002

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI All Country Asia ex Japan	$11,199,159	$10,167,584
MSCI Europe Financials	1,749,985	3,740,563
MSCI Kokusai	325,759	409,362

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares MSCI All Country Asia ex Japan ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2017 were as follows:

iShares ETF	Purchases	Sales
MSCI ACWI Low Carbon Target	$26,539,531	$21,951,400
MSCI All Country Asia ex Japan	357,894,531	287,243,933
MSCI Europe Financials	33,324,943	35,480,758
MSCI Kokusai	4,090,734	5,647,980

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended January 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI ACWI Low Carbon Target	$77,558,347	$—
MSCI All Country Asia ex Japan	325,485,353	248,061,876
MSCI Europe Financials	276,538,631	160,648,431
MSCI Kokusai	—	116,893,528

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

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iSHARES® TRUST

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by a fund issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2016, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI ACWI Low Carbon Target	$951,218	$—	$—	$—	$951,218
MSCI All Country Asia ex Japan	423,136,945	114,780	5,230,616	2,799,079	431,281,420
MSCI Europe Financials	2,565,502	—	—	6,313	2,571,815
MSCI Kokusai	8,544,384	124,763	1,478,401	530,548	10,678,096

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LINE OF CREDIT

The iShares MSCI All Country Asia ex Japan ETF, along with certain other iShares funds, is a party to a $250 million credit agreement with State Street Bank and Trust Company, which expires on October 25, 2017. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

For the six months ended January 31, 2017, the Fund’s maximum amount borrowed, the average borrowings and the weighted average interest rate under the credit agreement were $8,754,900, $596,382 and 1.58%, respectively.

8.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Europe Financials and iShares MSCI Kokusai ETFs intend to file claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impact to the receivables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims resulting in the recovery of foreign withholding taxes were approved by the Board as appropriate expenses of the Funds.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	79

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
MSCI ACWI Low Carbon Target	$0.888228	$—	$0.056438	$0.944666	94%	—%	6%		100%
MSCI All Country Asia ex Japan	0.455215	—	0.182880	0.638095	71	—	29		100
MSCI Europe Financials	0.097435	—	0.000104	0.097539	100	—	0	[a]	100
MSCI Kokusai	0.650149	—	0.021676	0.671825	97	—	3		100

[a]	Rounds to less than 1%.

80	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	81

Notes:

82	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-705-0117

JANUARY 31, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares China Large-Cap ETF | FXI | NYSE Arca
➢	iShares MSCI China A ETF | CNYA | BATS

Fund Performance Overview

iSHARES® CHINA LARGE-CAP ETF

Performance as of January 31, 2017

The iShares China Large-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization Chinese equities that trade on the Hong Kong Stock Exchange, as represented by the FTSE China 50 Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 7.06%, net of fees, while the total return for the Index was 7.46%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.87%	20.85%	22.82%	21.87%	20.85%	22.82%
5 Years	1.74%	1.66%	2.47%	9.00%	8.60%	12.99%
10 Years	2.84%	2.79%	3.47%	32.34%	31.69%	40.67%

Index performance beginning on February 10, 2012 reflects net returns where dividends are reinvested into the Index net of withholding tax. Performance before this date reflects dividends being reinvested at gross.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,070.60	$3.86	$1,000.00	$1,021.50	$3.77	0.74%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Financials	47.21%
Energy	13.04
Telecommunication Services	11.62
Information Technology	9.71
Industrials	6.43
Real Estate	5.49
Consumer Discretionary	2.15
Consumer Staples	1.28
Utilities	1.20
Health Care	1.04
Materials	0.83

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/17

Security	Percentage of Total Investments*

Tencent Holdings Ltd.	9.71%
China Construction Bank Corp. Class H	8.82
China Mobile Ltd.	8.50
Industrial & Commercial Bank of China Ltd. Class H	6.43
Bank of China Ltd. Class H	5.17
Ping An Insurance Group Co. of China Ltd. Class H	4.24
China Petroleum & Chemical Corp. Class H	4.08
China Life Insurance Co. Ltd. Class H	3.82
CNOOC Ltd.	3.76
PetroChina Co. Ltd. Class H	3.63

TOTAL	58.16%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® MSCI CHINA A ETF

Performance as of January 31, 2017

The iShares MSCI China A ETF (the “Fund”) seeks to track the investment results of an index composed of domestic Chinese equities that trade on the Shanghai or Shenzhen Stock Exchange, as represented by the MSCI China A International Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 1.48%, net of fees, while the total return for the Index was 1.52%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	8.04%	8.79%	7.09%

The inception date of the Fund was 6/13/16. The first day of secondary market trading was 6/15/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,014.80	$3.30	$1,000.00	$1,021.90	$3.31	0.65%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Financials	28.27%
Industrials	18.12
Consumer Discretionary	10.60
Materials	8.69
Information Technology	7.26
Health Care	6.81
Consumer Staples	6.57
Real Estate	6.09
Utilities	3.75
Energy	2.97
Telecommunication Services	0.87

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/17

Security	Percentage of Total Investments*

Kweichow Moutai Co. Ltd. Class A	2.34%
Ping An Insurance Group Co. of China Ltd. Class A	1.99
China Merchants Bank Co. Ltd. Class A	1.92
Shanghai Pudong Development Bank Co. Ltd. Class A	1.79
Industrial Bank Co. Ltd. Class A	1.70
China State Construction Engineering Corp. Ltd. Class A	1.42
China Minsheng Banking Corp. Ltd. Class A	1.32
CRRC Corp. Ltd. Class A	1.19
Agricultural Bank of China Ltd. Class A	1.18
Industrial & Commercial Bank of China Ltd. Class A	1.17

TOTAL	16.02%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2016 and held through January 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® CHINA LARGE-CAP ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.99%

AIRLINES — 0.28%
Air China Ltd. Class H	11,952,000	$8,625,877

		8,625,877
AUTOMOBILES — 2.15%
Byd Co. Ltd. Class Ha	4,472,000	24,897,756
Great Wall Motor Co. Ltd. Class H	20,170,000	20,379,645
Guangzhou Automobile Group Co. Ltd. Class H	14,412,000	19,725,291

		65,002,692
BANKS — 29.17%
Agricultural Bank of China Ltd. Class H	167,930,000	70,553,822
Bank of China Ltd. Class H	342,858,000	156,419,973
Bank of Communications Co. Ltd. Class H	52,397,200	38,828,497
China CITIC Bank Corp. Ltd. Class H	54,246,000	35,864,084
China Construction Bank Corp. Class H	357,189,320	266,993,763
China Everbright Bank Co. Ltd. Class H	21,453,000	10,367,976
China Merchants Bank Co. Ltd. Class H	24,790,438	62,620,269
China Minsheng Banking Corp. Ltd. Class H	42,402,500	46,887,104
Industrial & Commercial Bank of China Ltd. Class H	316,229,995	194,807,475

		883,342,963
CAPITAL MARKETS — 4.95%
China Cinda Asset Management Co. Ltd. Class H	58,976,000	20,521,719
China Huarong Asset Management Co. Ltd. Class Ha,b,c	40,665,000	15,512,691
CITIC Securities Co. Ltd. Class H	14,818,000	30,364,167
GF Securities Co. Ltd. Class H	10,080,400	21,669,479
Haitong Securities Co. Ltd. Class H	22,175,200	40,010,156
Huatai Securities Co. Ltd. Class Hc	11,183,000	21,704,908

		149,783,120

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 2.67%
China Communications Construction Co. Ltd. Class H	28,823,000	$34,954,530
China Railway Construction Corp. Ltd. Class Ha	12,310,500	17,166,336
China Railway Group Ltd. Class H	24,921,000	22,000,406
Metallurgical Corp. of China Ltd. Class H	18,679,000	6,812,628

		80,933,900
CONSTRUCTION MATERIALS — 0.83%
Anhui Conch Cement Co. Ltd. Class Ha	7,788,000	25,242,862

		25,242,862
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.12%
China Telecom Corp. Ltd. Class H	105,276,000	50,064,560
China Unicom Hong Kong Ltd.	37,396,000	44,435,567

		94,500,127
ELECTRICAL EQUIPMENT — 0.28%
Shanghai Electric Group Co. Ltd. Class Ha,b	18,442,000	8,437,446

		8,437,446
HEALTH CARE PROVIDERS & SERVICES — 1.04%
Sinopharm Group Co. Ltd. Class H	6,844,000	31,400,362

		31,400,362
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.20%
CGN Power Co. Ltd. Class Hc	65,052,000	18,444,122
Huaneng Power International Inc. Class H	27,528,000	17,951,463

		36,395,585
INDUSTRIAL CONGLOMERATES — 2.34%
CITIC Ltd.	32,200,000	47,889,063
Fosun International Ltd.[a]	15,122,000	23,074,675

		70,963,738
INSURANCE — 13.10%
China Life Insurance Co. Ltd. Class H	41,614,000	115,574,333
China Pacific Insurance Group Co. Ltd. Class H	16,785,600	60,139,017
New China Life Insurance Co. Ltd. Class H	5,233,300	25,426,796

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CHINA LARGE-CAP ETF

January 31, 2017

Security	Shares	Value
People’s Insurance Co. Group of China Ltd. (The) Class H	55,215,000	$21,632,430
PICC Property & Casualty Co. Ltd. Class H	29,933,700	45,598,708
Ping An Insurance Group Co. of China Ltd. Class H	24,839,500	128,369,509

		396,740,793
INTERNET SOFTWARE & SERVICES — 9.71%
Tencent Holdings Ltd.	11,162,100	294,036,645

		294,036,645
MACHINERY — 0.85%
CRRC Corp. Ltd. Class H	26,448,450	25,871,205

		25,871,205
OIL, GAS & CONSUMABLE FUELS — 13.03%
China Petroleum & Chemical Corp. Class H	154,426,600	123,591,433
China Shenhua Energy Co. Ltd. Class H	22,118,000	47,147,212
CNOOC Ltd.	89,892,000	113,996,312
PetroChina Co. Ltd. Class H	137,232,000	110,007,029

		394,741,986
PERSONAL PRODUCTS — 1.28%
Hengan International Group Co. Ltd.[a]	4,714,500	38,733,834

		38,733,834
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.49%
China Overseas Land & Investment Ltd.	25,014,000	73,984,457
China Resources Land Ltd.	17,587,333	43,836,020
China Vanke Co. Ltd. Class H	8,551,500	21,821,377
Country Garden Holdings Co. Ltd.[a]	46,366,000	26,650,732

		166,292,586
WIRELESS TELECOMMUNICATION SERVICES — 8.50%
China Mobile Ltd.	22,738,000	257,435,649

		257,435,649

TOTAL COMMON STOCKS (Cost: $3,398,628,853)		3,028,481,370

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.08%

MONEY MARKET FUNDS — 2.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	62,166,385	$62,185,035
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	721,320	721,320

		62,906,355

TOTAL SHORT-TERM INVESTMENTS
(Cost: $62,894,394)		62,906,355

TOTAL INVESTMENTS IN SECURITIES — 102.07% (Cost: $3,461,523,247)[g]		3,091,387,725
Other Assets, Less Liabilities — (2.07)%		(62,692,827)

NET ASSETS — 100.00%		$3,028,694,898

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $3,579,689,881. Net unrealized depreciation was $488,302,156, of which $231,160,461 represented gross unrealized appreciation on securities and $719,462,617 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CHINA LARGE-CAP ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,028,481,370	$—	$—	$3,028,481,370
Money market funds	62,906,355	—	—	62,906,355

Total	$3,091,387,725	$—	$—	$3,091,387,725

See notes to financial statements.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA A ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.74%

AEROSPACE & DEFENSE — 1.60%
AVIC Aero-Engine Controls Co. Ltd. Class A	2,800	$10,393
AVIC Aircraft Co. Ltd. Class A	9,100	31,211
Avic Aviation Engine Corp. PLC Class A	4,900	24,728
AVIC Electromechanical Systems Co. Ltd. Class A	6,300	16,661
AVIC Helicopter Co. Ltd. Class A	2,100	15,868
China Aerospace Times Electronics Co. Ltd. Class A	4,200	10,411
China Avionics Systems Co. Ltd. Class A	4,900	14,555
China Spacesat Co. Ltd. Class A	4,200	20,151

		143,978
AIR FREIGHT & LOGISTICS — 0.17%
Shenzhen Feima International Supply Chain Co. Ltd. Class A	3,640	10,262
Sinotrans Air Transportation Development Co. Ltd. Class A	2,100	5,059

		15,321
AIRLINES — 0.96%
Air China Ltd. Class A	12,600	13,886
China Eastern Airlines Corp. Ltd. Class A	29,400	29,451
China Southern Airlines Co. Ltd. Class A	22,400	23,840
Hainan Airlines Co. Ltd. Class Aa	39,200	19,036

		86,213
AUTO COMPONENTS — 1.43%
Anhui Zhongding Sealing Parts Co. Ltd. Class A	4,200	15,840
China Shipbuilding Industry Group Power Co. Ltd. Class Aa	3,500	15,882
Fuyao Glass Industry Group Co. Ltd. Class A	9,100	24,873
Huayu Automotive Systems Co. Ltd. Class A	10,500	25,342
Ningbo Joyson Electronic Corp. Class Aa	1,400	6,312
Shandong Linglong Tyre Co. Ltd. Class Aa	1,400	5,209
Wanxiang Qianchao Co. Ltd. Class A	7,000	12,752
Weifu High-Technology Group Co. Ltd. Class A	1,400	4,944

Security	Shares	Value
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	6,300	$17,248

		128,402
AUTOMOBILES — 1.99%
Anhui Jianghuai Automobile Group Corp. Ltd. Class A	4,900	8,713
Beiqi Foton Motor Co. Ltd. Class A	21,000	10,350
BYD Co. Ltd. Class A	4,900	34,681
Chongqing Changan Automobile Co. Ltd. Class A	11,900	27,302
FAW CAR Co. Ltd. Class A	4,900	7,801
SAIC Motor Corp. Ltd. Class A	24,500	90,334

		179,181
BANKS — 15.60%
Agricultural Bank of China Ltd. Class A	226,800	105,849
Bank of Beijing Co. Ltd. Class A	48,720	71,472
Bank of China Ltd. Class A	149,100	77,607
Bank of Communications Co. Ltd. Class A	119,000	104,155
Bank of Guiyang Co. Ltd. Class Aa	4,200	9,764
Bank of Jiangsu Co. Ltd. Class Aa	9,100	12,688
Bank of Nanjing Co. Ltd. Class A	19,600	32,743
Bank of Ningbo Co. Ltd. Class A	11,900	30,710
China CITIC Bank Corp. Ltd. Class A	30,100	30,546
China Construction Bank Corp. Class A	30,800	25,749
China Everbright Bank Co. Ltd. Class A	123,900	73,497
China Merchants Bank Co. Ltd. Class A	62,300	172,100
China Minsheng Banking Corp. Ltd. Class A	88,200	118,617
Huaxia Bank Co. Ltd. Class A	28,000	47,182
Industrial & Commercial Bank of China Ltd. Class A	156,800	104,868
Industrial Bank Co. Ltd. Class A	61,600	152,881
Ping An Bank Co. Ltd. Class A	53,760	72,925
Shanghai Pudong Development Bank Co. Ltd. Class A	66,220	161,169

		1,404,522
BEVERAGES — 3.92%
Beijing Yanjing Brewery Co. Ltd. Class A	4,900	5,080
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	3,500	35,733
Kweichow Moutai Co. Ltd. Class A	4,200	210,318
Luzhou Laojiao Co. Ltd. Class A	4,900	24,001
Tsingtao Brewery Co. Ltd. Class A	2,100	9,767
Wuliangye Yibin Co. Ltd. Class A	12,600	67,781

		352,680

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

January 31, 2017

Security	Shares	Value
BIOTECHNOLOGY — 0.78%
Beijing SL Pharmaceutical Co. Ltd. Class A	2,100	$7,984
Beijing Tiantan Biological Products Corp. Ltd. Class Aa	1,400	8,020
Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	2,310	6,975
Hualan Biological Engineering Inc. Class A	3,500	17,495
Shanghai RAAS Blood Products Co. Ltd. Class A	9,240	29,985

		70,459
BUILDING PRODUCTS — 0.09%
Beijing New Building Materials PLC Class A	4,900	7,730

		7,730
CAPITAL MARKETS — 8.47%
Anxin Trust Co. Ltd. Class A	7,000	25,677
Changjiang Securities Co. Ltd. Class A	16,800	24,426
China Merchants Securities Co. Ltd. Class A	18,200	44,349
CITIC Securities Co. Ltd. Class A	29,400	70,444
Dongxing Securities Co. Ltd. Class A	5,600	15,616
Everbright Securities Co. Ltd. Class A	12,600	29,311
Founder Securities Co. Ltd. Class A	26,600	29,972
GF Securities Co. Ltd. Class A	18,900	48,116
Guosen Securities Co. Ltd. Class A	13,300	29,276
Guotai Junan Securities Co. Ltd. Class A	18,900	52,650
Guoyuan Securities Co. Ltd. Class A	3,800	10,276
Haitong Securities Co. Ltd. Class A	26,600	62,768
Huatai Securities Co. Ltd. Class A	16,100	43,234
Industrial Securities Co. Ltd. Class A	21,700	24,672
Northeast Securities Co. Ltd. Class A	7,700	13,613
Orient Securities Co. Ltd./China Class A	12,600	27,864
Pacific Securities Co. Ltd. (The)/China Class A	25,200	18,466
SDIC Essence Holdings Co. Ltd. Class A	7,700	17,431
Sealand Securities Co. Ltd. Class A	14,700	13,871
Shaanxi International Trust Co. Ltd. Class A	12,600	10,882
Shanxi Securities Co. Ltd. Class A	8,400	13,397
Shenwan Hongyuan Group Co. Ltd. Class A	66,150	60,687
Sinolink Securities Co. Ltd. Class A	9,100	17,689

Security	Shares	Value
SooChow Securities Co. Ltd. Class A	9,100	$17,028
Southwest Securities Co. Ltd. Class A	16,100	16,245
Western Securities Co. Ltd. Class A	9,100	24,741

		762,701
CHEMICALS — 2.79%
CEFC Anhui International Holding Co. Ltd. Class A	9,000	12,156
China Hainan Rubber Industry Group Co. Ltd. Class Aa	15,400	17,128
Do-Fluoride Chemicals Co. Ltd. Class A	1,400	5,429
Hongda Xingye Co. Ltd. Class A	8,858	9,286
Huapont Life Sciences Co. Ltd. Class A	7,000	8,610
Hubei Biocause Pharmaceutical Co. Ltd. Class A	11,200	12,571
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	25,500	16,684
Jiangsu Bicon Pharmaceutical Listed Co. Class A	2,100	8,387
Kangde Xin Composite Material Group Co. Ltd. Class A	11,200	29,229
Kingenta Ecological Engineering Group Co. Ltd. Class A	11,200	12,164
Kingfa Sci & Tech Co. Ltd. Class A	7,700	8,665
Luxin Venture Capital Group Co. Ltd. Class A	2,100	7,416
Qinghai Salt Lake Industry Co. Ltd. Class A	4,900	13,230
Sichuan Hebang Biotechnology Co. Ltd. Class A	7,000	5,058
Sinopec Shanghai Petrochemical Co. Ltd. Class A	16,100	15,917
Tianqi Lithium Industries Inc. Class A	2,800	14,098
Wanhua Chemical Group Co. Ltd. Class A	7,000	24,863
Xinjiang Zhongtai Chemical Co. Ltd.	4,200	7,926
Zhejiang Juhua Co. Ltd. Class A	6,500	10,698
Zhejiang Longsheng Group Co. Ltd. Class A	8,400	11,859

		251,374
COMMERCIAL SERVICES & SUPPLIES — 0.41%
Eternal Asia Supply Chain Management Ltd. Class A	5,600	8,663
Jihua Group Corp. Ltd. Class A	11,200	14,004

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

January 31, 2017

Security	Shares	Value
Tus-Sound Environmental Resources Co. Ltd. Class A	2,800	$13,886

		36,553
COMMUNICATIONS EQUIPMENT — 1.10%
Beijing Xinwei Technology Group Co. Ltd. Class A	11,200	23,775
Datang Telecom Technology Co. Ltd. Class Aa	3,500	7,755
Fiberhome Telecommunication Technologies Co. Ltd. Class A	4,200	15,217
Guangzhou Haige Communications Group Inc. Co. Class A	5,600	9,534
Hengtong Optic-Electric Co. Ltd. Class A	2,800	8,219
Tongding Interconnection Information Co. Ltd. Class A	2,800	6,009
ZTE Corp. Class A	12,800	28,194

		98,703
CONSTRUCTION & ENGINEERING — 5.01%
China CAMC Engineering Co. Ltd. Class A	3,360	11,192
China Communications Construction Co. Ltd. Class A	9,800	22,569
China Gezhouba Group Co. Ltd. Class A	16,800	24,206
China National Chemical Engineering Co. Ltd. Class A	20,300	19,922
China Nuclear Engineering Corp. Ltd. Class Aa	4,200	10,668
China Railway Construction Corp. Ltd. Class A	29,400	52,534
China Railway Erju Co. Ltd. Class A	4,900	9,732
China Railway Group Ltd. Class A	49,000	63,120
China State Construction Engineering Corp. Ltd. Class A	98,000	127,380
Metallurgical Corp. of China Ltd. Class A	43,400	31,865
Power Construction Corp. of China Ltd. Class A	30,100	31,728
Shanghai Construction Group Co. Ltd. Class A	23,100	16,625
Shanghai Tunnel Engineering Co. Ltd. Class A	10,500	17,098
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	8,400	12,237

		450,876

Security	Shares	Value
CONSTRUCTION MATERIALS — 0.69%
Anhui Conch Cement Co. Ltd. Class A	11,900	$34,482
BBMG Corp. Class A	22,400	14,102
China Jushi Co. Ltd. Class A	9,100	13,442

		62,026
CONTAINERS & PACKAGING — 0.14%
Org Packaging Co. Ltd. Class A	9,800	12,239

		12,239
DISTRIBUTORS — 0.39%
Anhui Xinhua Media Co. Ltd. Class A	3,500	9,338
Liaoning Cheng Da Co. Ltd. Class Aa	4,900	12,674
Wuchan Zhongda Group Co. Ltd. Class A	8,190	12,788

		34,800
DIVERSIFIED CONSUMER SERVICES — 0.06%
Zhejiang Yasha Decoration Co. Ltd. Class A	3,500	5,257

		5,257
DIVERSIFIED FINANCIAL SERVICES — 0.37%
Avic Capital Co. Ltd. Class A	28,000	25,321
Bohai Financial Investment Holding Co. Ltd. Class Aa	7,700	7,781

		33,102
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.18%
Dr. Peng Telecom & Media Group Co. Ltd. Class A	4,900	16,343

		16,343
ELECTRICAL EQUIPMENT — 2.38%
Changyuan Group Ltd. Class A	5,040	10,508
China XD Electric Co. Ltd. Class A	12,600	10,827
Dongfang Electric Corp. Ltd. Class A	7,000	10,981
Fangda Carbon New Material Co. Ltd. Class Aa	5,600	7,336
Galaxy Biomedical Investment Co. Ltd. Class Aa	2,100	3,948
Henan Pinggao Electric Co. Ltd. Class A	4,900	11,904
Jiangsu Zhongtian Technology Co. Ltd. Class A	10,500	17,129
Jiangsu Zongyi Co. Ltd. Class Aa	1,400	1,934
Jiangxi Special Electric Motor Co. Ltd. Class Aa	4,900	7,922
Luxshare Precision Industry Co. Ltd. Class A	4,200	12,420

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

January 31, 2017

Security	Shares	Value
NARI Technology Co. Ltd. Class A	8,400	$20,310
Qingdao Hanhe Cable Co. Ltd. Class A	11,900	7,146
Shanghai Electric Group Co. Ltd. Class Aa	21,700	28,640
Sinovel Wind Group Co. Ltd. Class Aa	7,700	2,441
TBEA Co. Ltd. Class A	12,600	17,275
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	8,400	20,383
XJ Electric Co. Ltd. Class A	3,500	9,261
Zhejiang Chint Electrics Co. Ltd. Class A	4,900	14,027

		214,392
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.65%
AVIC Jonhon OptronicTechnology Co. Ltd. Class A	2,100	12,207
China Security & Fire Co. Ltd. Class A	4,200	10,643
Dongxu Optoelectronic Technology Co. Ltd. Class A	15,000	22,267
GoerTek Inc. Class A	4,200	16,921
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	21,000	79,780
Jiangsu Protruly Vision Technology Group Co. Ltd. Class Aa	7,700	15,158
Shenzhen Aisidi Co. Ltd. Class Aa	2,100	3,902
Shenzhen O-Film Tech Co. Ltd. Class A	3,500	16,681
Suzhou Victory Precision Manufacture Co. Ltd. Class A	10,500	11,724
Tianma Microelectronics Co. Ltd. Class A	4,200	11,492
Tsinghua Unisplendour Co. Ltd. Class A	1,400	11,106
Westone Information Industry Inc. Class A	1,400	6,231
Zhejiang Dahua Technology Co. Ltd. Class A	10,500	20,914

		239,026
ENERGY EQUIPMENT & SERVICES — 0.23%
Offshore Oil Engineering Co. Ltd. Class A	12,600	14,564
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	2,100	6,283

		20,847
FOOD & STAPLES RETAILING — 0.48%
Shanghai Bailian Group Co. Ltd. Class Aa	4,900	10,793

Security	Shares	Value
Shenzhen Agricultural Products Co. Ltd. Class A	6,300	$10,827
Yonghui Superstores Co. Ltd. Class A	29,400	21,757

		43,377
FOOD PRODUCTS — 2.09%
Beijing Dabeinong Technology Group Co. Ltd. Class A	13,300	12,550
Bright Dairy & Food Co. Ltd. Class A	3,500	6,585
COFCO Tunhe Co. Ltd. Class A	4,900	8,449
Digital China Group Co. Ltd. Class Aa	1,400	4,437
Fujian Sunner Development Co. Ltd. Class Aa	3,500	9,241
Guangdong Haid Group Co. Ltd. Class A	4,900	10,558
Heilongjiang Agriculture Co. Ltd. Class A	4,900	9,212
Henan Shuanghui Investment & Development Co. Ltd. Class A	9,100	28,313
Hunan Dakang International Food & Agriculture Co. Ltd. Class Aa	9,800	4,930
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	19,600	52,462
MeiHua Holdings Group Co. Ltd. Class A	11,200	11,089
Muyuan Foodstuff Co. Ltd. Class A	2,800	9,754
New Hope Liuhe Co. Ltd. Class A	10,500	12,274
Yuan Longping High-Tech Agriculture Co. Ltd. Class A	2,800	8,240

		188,094
GAS UTILITIES — 0.07%
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	7,000	6,178

		6,178
HEALTH CARE EQUIPMENT & SUPPLIES — 0.07%
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	1,400	6,060

		6,060
HEALTH CARE PROVIDERS & SERVICES — 1.16%
China National Accord Medicines Corp. Ltd. Class A	1,400	14,314
Huadong Medicine Co. Ltd. Class A	2,100	23,311
Jointown Pharmaceutical Group Co. Ltd. Class A	3,500	10,691
Meinian Onehealth Healthcare Holdings Co. Ltd. Class Aa	5,100	9,232
Realcan Pharmaceutical Co. Ltd. Class A	1,400	6,778

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

January 31, 2017

Security	Shares	Value
Searainbow Holding Corp. Class Aa	2,800	$18,213
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	7,000	22,299

		104,838
HOTELS, RESTAURANTS & LEISURE — 0.51%
China International Travel Service Corp. Ltd. Class A	2,100	13,968
Shanghai Jinjiang International Hotels Development Co. Ltd. Class A	1,400	6,170
Shenzhen Overseas Chinese Town Co. Ltd. Class A	25,900	26,171

		46,309
HOUSEHOLD DURABLES — 2.80%
Gree Electric Appliances Inc. of Zhuhai Class A	9,100	34,108
Hang Zhou Great Star Industrial Co. Ltd. Class A	4,200	9,123
Hangzhou Robam Appliances Co. Ltd. Class A	3,500	19,846
Hisense Electric Co. Ltd. Class A	4,200	10,649
Leo Group Co. Ltd. Class A	4,900	10,095
Midea Group Co. Ltd. Class A	21,000	91,291
NavInfo Co. Ltd. Class A	3,150	8,523
Qingdao Haier Co. Ltd. Class A	20,300	29,839
Sichuan Changhong Electric Co. Ltd. Class Aa	20,300	12,839
TCL Corp. Class A	35,700	18,063
Yihua Lifestyle Technology Co. Ltd. Class A	4,900	7,509

		251,885
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.38%
China National Nuclear Power Co. Ltd. Class A	41,300	42,333
China Yangtze Power Co. Ltd. Class A	44,100	83,545
GD Power Development Co. Ltd. Class A	60,200	28,446
Huadian Power International Corp. Ltd. Class A	16,800	12,310
Huaneng Power International Inc. Class A	18,200	19,237
Hubei Energy Group Co. Ltd. Class A	17,500	11,806
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	15,400	6,963

Security	Shares	Value
SDIC Power Holdings Co. Ltd. Class A	21,700	$21,706
Shanghai Electric Power Co. Ltd. Class A	6,300	11,569
Shenergy Co. Ltd. Class A	14,700	12,973
Shenzhen Energy Group Co. Ltd. Class A	9,800	9,960
Sichuan Chuantou Energy Co. Ltd. Class A	16,100	20,693
Zhejiang Zheneng Electric Power Co. Ltd. Class A	28,000	23,123

		304,664
INDUSTRIAL CONGLOMERATES — 0.12%
China Baoan Group Co. Ltd. Class A	7,560	10,453

		10,453
INSURANCE — 3.75%
China Life Insurance Co. Ltd. Class A	8,400	31,412
China Pacific Insurance Group Co. Ltd. Class A	19,600	82,697
New China Life Insurance Co. Ltd. Class A	5,600	37,591
Ping An Insurance Group Co. of China Ltd. Class A	33,600	178,357
Xishui Strong Year Co. Ltd. Inner Mongolia Class A	2,800	7,934

		337,991
INTERNET & DIRECT MARKETING RETAIL — 0.11%
Global Top E-Commerce Co. Ltd. Class A	4,200	9,941

		9,941
INTERNET SOFTWARE & SERVICES — 0.13%
People.cn Co. Ltd. Class A	2,800	6,363
Shanghai DZH Ltd. Class Aa	5,600	5,080

		11,443
IT SERVICES — 0.32%
DHC Software Co. Ltd. Class A	4,200	12,769
Digital China Information Service Co. Ltd. Class A	2,100	6,167
Taiji Computer Corp. Ltd. Class A	2,100	9,441

		28,377
MACHINERY — 4.29%
Avic Aviation High-Technology Co. Ltd. Class Aa	4,900	8,820
Beijing SPC Environmental Protection Tech Co. Ltd. Class A	2,800	7,975

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

January 31, 2017

Security	Shares	Value
China CSSC Holdings Ltd. Class A	4,200	$17,135
China First Heavy Industries Class Aa	20,300	13,045
China International Marine Containers Group Co. Ltd. Class A	3,500	8,050
China Shipbuilding Industry Co. Ltd. Class Aa	50,400	56,057
CITIC Heavy Industries Co. Ltd. Class A	11,900	8,997
CRRC Corp. Ltd. Class A	73,500	106,862
CSSC Offshore and Marine Engineering Group Co. Ltd. Class A	2,100	9,905
Han’s Laser Technology Industry Group Co. Ltd. Class A	2,100	6,842
Hefei Meiya Optoelectronic Technology Inc. Class A	2,100	5,816
Hunan Jiangnan Red Arrow Co. Ltd. Class Aa	4,200	9,758
North Navigation Control Technology Co. Ltd. Class A	4,200	9,386
Sany Heavy Industry Co. Ltd. Class A	25,900	25,908
Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	3,500	10,411
Taihai Manoir Nuclear Equipment Co. Ltd. Class A	1,400	10,483
Tian Di Science & Technology Co. Ltd. Class A	11,200	8,565
Weichai Power Co. Ltd. Class A	11,200	18,091
XCMG Construction Machinery Co. Ltd. Class Aa	25,900	12,653
Zhengzhou Yutong Bus Co. Ltd. Class A	5,600	16,496
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	23,100	15,281

		386,536
MARINE — 0.52%
China COSCO Holdings Co. Ltd. Class Aa	23,100	18,203
China Shipping Container Lines Co. Ltd. Class Aa	23,100	13,502
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	7,700	7,971
Tianjin Tianhai Investment Co. Ltd. Class Aa	6,300	7,419

		47,095
MEDIA — 2.15%
Beijing Gehua CATV Network Co. Ltd. Class A	6,300	13,840

Security	Shares	Value
China Film Co. Ltd. Class Aa	5,600	$17,709
China South Publishing & Media Group Co. Ltd. Class A	6,300	15,278
Chinese Universe Publishing and Media Co. Ltd. Class A	4,900	15,153
CITIC Guoan Information Industry Co. Ltd. Class A	14,000	17,424
Cultural Investment Holdings Co. Ltd. Class Aa	3,500	11,857
Guangdong Advertising Group Co. Ltd. Class A	4,200	8,421
Huawen Media Investment Corp. Class A	6,300	9,819
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	4,900	9,589
Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class Aa	8,190	12,979
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	7,000	10,595
Jishi Media Co. Ltd. Class A	10,500	6,290
Shanghai Oriental Pearl Media Co. Ltd. Class A	8,400	28,273
Visual China Group Co. Ltd. Class Aa	2,100	5,358
Zhejiang Daily Media Group Co. Ltd. Class A	4,200	10,649

		193,234
METALS & MINING — 5.05%
Aluminum Corp. of China Ltd. Class Aa	32,900	24,539
Angang Steel Co. Ltd. Class Aa	12,600	11,083
Baoshan Iron & Steel Co. Ltd. Class A	35,000	34,603
Beijing Shougang Co. Ltd. Class Aa	14,700	15,581
China Molybdenum Co. Ltd. Class A	27,300	16,393
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd. Class A	7,000	8,427
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	10,900	19,810
GEM Co. Ltd.	6,300	5,716
Guangdong HEC Technology Holding Co. Ltd. Class A	8,400	8,903
Hesteel Co. Ltd. Class A	32,200	17,884
Inner Mongolia BaoTou Steel Union Co. Ltd. Class Aa	86,100	36,803
Jiangsu Shagang Co. Ltd. Class Aa	5,600	14,551
Jiangxi Copper Co. Ltd. Class A	5,600	16,919

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

January 31, 2017

Security	Shares	Value
Jiangxi Ganfeng Lithium Co. Ltd. Class A	2,800	$10,633
Jinduicheng Molybdenum Co. Ltd. Class Aa	9,100	10,346
Maanshan Iron & Steel Co. Ltd. Class Aa	16,100	7,420
Shandong Gold Mining Co. Ltd. Class A	5,600	30,141
Shandong Iron and Steel Co. Ltd. Class Aa	15,400	5,978
Shandong Nanshan Aluminum Co. Ltd. Class A	18,900	9,535
Shanxi Taigang Stainless Steel Co. Ltd. Class Aa	16,100	12,078
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	6,300	10,992
Tongling Nonferrous Metals Group Co. Ltd. Class Aa	31,500	15,892
Western Mining Co. Ltd. Class A	4,900	5,578
Wuhan Iron & Steel Co. Ltd. Class Aa	28,000	15,103
Xiamen Tungsten Co. Ltd. Class A	3,500	11,119
Xinxing Ductile Iron Pipes Co. Ltd. Class A	10,500	7,740
Yunnan Chihong Zinc & Germanium Co. Ltd. Class A	14,000	17,220
Yunnan Tin Co. Ltd. Class Aa	2,800	5,773
Zhongjin Gold Corp. Ltd. Class Aa	12,600	22,276
Zijin Mining Group Co. Ltd. Class A	49,700	25,869

		454,905
MULTILINE RETAIL — 0.21%
Nanjing Xinjiekou Department Store Co. Ltd. Class A	3,500	18,808

		18,808
OIL, GAS & CONSUMABLE FUELS — 2.73%
China Merchants Energy Shipping Co. Ltd. Class A	14,700	10,814
China Petroleum & Chemical Corp. Class A	84,000	73,643
China Shenhua Energy Co. Ltd. Class A	14,000	35,051
Geo-Jade Petroleum Corp. Class A	7,700	10,154
Guanghui Energy Co. Ltd. Class Aa	9,100	5,795
Jizhong Energy Resources Co. Ltd. Class A	10,500	11,740
Oriental Energy Co. Ltd. Class A	3,500	6,926
PetroChina Co. Ltd. Class A	35,700	44,897
Shanxi Lu’an Environmental Energy Development Co. Ltd. Class Aa	9,100	12,463

Security	Shares	Value
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	9,800	$12,710
Wintime Energy Co. Ltd. Class A	25,200	14,839
Yang Quan Coal Industry Group Co. Ltd. Class Aa	7,000	7,083

		246,115
PERSONAL PRODUCTS — 0.06%
Shanghai Jahwa United Co. Ltd. Class A	1,400	5,538

		5,538
PHARMACEUTICALS — 4.78%
Aurora Optoelectronics Co. Ltd. Class Aa	1,400	5,848
Beijing Tongrentang Co. Ltd. Class A	4,200	18,570
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	3,500	12,798
Dong-E-E-Jiao Co. Ltd. Class A	2,100	16,616
Guangxi Wuzhou Zhongheng Group Co. Ltd. Class Aa	9,100	6,271
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,800	10,010
Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	4,200	10,937
Hainan Haiyao Co. Ltd. Class Aa	3,500	6,829
Harbin Gloria Pharmaceuticals Co. Ltd. Class A	6,300	7,795
Harbin Pharmaceutical Group Co. Ltd. Class Aa	9,800	12,880
Hengkang Medical Group Co. Ltd. Class Aa	5,000	8,934
Humanwell Healthcare Group Co. Ltd. Class A	4,200	11,853
Jiangsu Hengrui Medicine Co. Ltd. Class A	8,400	58,414
Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	2,100	8,952
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	4,200	5,819
Kangmei Pharmaceutical Co. Ltd. Class A	14,000	36,598
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	5,600	20,290
Shenzhen Hepalink Pharmaceutical Co. Ltd. Class A	2,800	7,523
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	4,200	17,538

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

January 31, 2017

Security	Shares	Value
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	3,500	$8,498
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	4,900	11,954
Tasly Pharmaceutical Group Co. Ltd. Class A	4,200	24,420
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	5,600	17,000
Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class Aa	2,700	7,439
Yifan Pharmaceutical Co. Ltd. Class A	3,500	8,004
Yunnan Baiyao Group Co. Ltd. Class A	3,500	38,374
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	2,100	13,813
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	2,100	6,512
Zhejiang NHU Co. Ltd. Class A	3,500	9,577

		430,066
PROFESSIONAL SERVICES — 0.19%
Beijing Orient Landscape & Ecology Co. Ltd. Class A	8,750	17,480

		17,480
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.07%
Beijing Capital Development Co. Ltd. Class A	9,800	16,657
Beijing Urban Construction Investment & Development Co. Ltd. Class A	7,700	14,811
China Fortune Land Development Co. Ltd. Class A	6,300	22,258
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	21,700	52,499
China Vanke Co. Ltd. Class A	28,000	84,187
Chongqing Dima Industry Co. Ltd. Class A	11,900	12,388
COFCO Property Group Co. Ltd. Class A	3,500	4,168
Financial Street Holdings Co. Ltd. Class A	9,800	14,932
Future Land Holdings Co. Ltd. Class A	8,400	15,718
Gemdale Corp. Class A	14,000	25,891
Jinke Properties Group Co. Ltd. Class A	21,000	16,701
Kunwu Jiuding Investment Holdings Co. Ltd. Class A	1,400	8,952
Oceanwide Holdings Co. Ltd. Class A	7,700	10,344
Poly Real Estate Group Co. Ltd. Class A	39,900	53,486

Security	Shares	Value
RiseSun Real Estate Development Co. Ltd. Class A	18,900	$22,313
Shanghai AJ Group Co. Ltd. Class Aa	7,700	15,449
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	700	1,847
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	2,100	6,760
Shanghai SMI Holding Co. Ltd. Class Aa	11,200	33,121
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	2,800	7,088
Shenzhen World Union Properties Consultancy Inc. Class A	2,800	2,870
Suning Universal Co. Ltd. Class A	4,900	5,229
Sunshine City Group Co. Ltd. Class A	13,300	10,984
Thaihot Group Co. Ltd. Class A	2,100	5,337
Xinhu Zhongbao Co. Ltd. Class A	38,500	24,853
Youngor Group Co. Ltd. Class A	5,600	11,488
Zhejiang China Commodities City Group Co. Ltd. Class A	21,700	25,366
Zhonghong Holding Co. Ltd. Class A	11,200	4,267
Zhongtian Urban Development Group Co. Ltd. Class A	18,200	16,988

		546,952
ROAD & RAIL — 0.87%
China High-Speed Railway Technology Co. Ltd. Class Aa	4,200	5,319
Daqin Railway Co. Ltd. Class A	48,300	50,140
Guangshen Railway Co. Ltd. Class A	20,300	16,321
Shenzhen Yan Tian Port Holding Co. Ltd. Class A	6,300	6,458

		78,238
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.61%
GCL System Integration Technology Co. Ltd. Class Aa	7,000	5,160
Sanan Optoelectronics Co. Ltd. Class A	15,680	33,489
Xi’an LONGi Silicon Materials Corp. Class A	7,700	16,345

		54,994
SOFTWARE — 1.54%
Aisino Corp. Class A	5,600	16,862
Beijing Shiji Information Technology Co. Ltd. Class A	2,800	9,107
Fujian Newland Computer Co. Ltd. Class A	4,200	11,132

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

January 31, 2017

Security	Shares	Value
Glodon Co. Ltd. Class A	4,900	$9,938
Hangzhou Liaison Interactive Information Technology Co. Ltd. Class A	4,900	8,841
Iflytek Co. Ltd. Class A	3,500	13,755
Kingnet Network Co. Ltd. Class Aa	1,400	6,117
Neusoft Corp. Class A	4,200	11,388
Shanghai 2345 Network Holding Group Co. Ltd. Class A	6,300	9,050
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	2,800	9,453
Sinodata Co. Ltd. Class A	1,400	7,749
Venustech Group Inc. Class A	2,100	6,265
Yonyou Network Technology Co. Ltd. Class A	4,900	13,600
Youzu Interactive Co. Ltd. Class A	1,400	5,414

		138,671
SPECIALTY RETAIL — 0.81%
China Grand Automotive Services Co. Ltd. Class Aa	11,900	15,848
Pang Da Automobile Trade Co. Ltd. Class Aa	18,900	7,529
Shanghai Yuyuan Tourist Mart Co. Ltd. Class A	4,200	6,974
Suning Commerce Group Co. Ltd. Class A	26,600	42,812

		73,163
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.90%
BOE Technology Group Co. Ltd. Class A	107,800	53,445
Inspur Electronic Information Industry Co. Ltd. Class A	2,800	8,069
Tsinghua Tongfang Co. Ltd. Class A	9,800	19,335

		80,849
TEXTILES, APPAREL & LUXURY GOODS — 0.12%
Gansu Gangtai Holding Group Co. Ltd. Class A	4,900	10,708

		10,708
TRADING COMPANIES & DISTRIBUTORS — 0.52%
CMST Development Co. Ltd. Class A	7,700	10,143
Minmetals Development Co. Ltd. Class Aa	3,500	7,730
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	2,100	6,201
Sinochem International Corp. Class A	7,000	11,287

Security	Shares	Value
Xiamen C & D Inc. Class A	7,500	$11,569

		46,930
TRANSPORTATION INFRASTRUCTURE — 0.94%
Dalian Port PDA Co. Ltd. Class A	24,150	9,761
Ningbo Port Co. Ltd. Class A	31,500	23,678
Shanghai International Airport Co. Ltd. Class A	2,100	8,396
Shanghai International Port Group Co. Ltd. Class A	24,500	19,022
TangShan Port Group Co. Ltd. Class A	16,100	9,527
Tianjin Port Co. Ltd. Class A	4,200	6,204
Yingkou Port Liability Co. Ltd. Class A	16,800	8,451

		85,039
WATER UTILITIES — 0.29%
Beijing Capital Co. Ltd. Class A	14,700	8,934
Chengdu Xingrong Environment Co. Ltd. Class A	9,800	8,022
Guangdong Golden Dragon Development Inc. Class A	2,800	9,424

		26,380
WIRELESS TELECOMMUNICATION SERVICES — 0.69%
China United Network Communications Ltd. Class A	65,100	61,901

		61,901

TOTAL COMMON STOCKS (Cost: $8,357,956)		8,979,937

TOTAL INVESTMENTS IN SECURITIES — 99.74% (Cost: $8,357,956)[b]		8,979,937
Other Assets, Less Liabilities — 0.26%		23,365

NET ASSETS — 100.00%		$9,003,302

[a]	Non-income earning security.
[b]	The cost of investments for federal income tax purposes was $8,357,956. Net unrealized appreciation was $621,981, of which $829,442 represented gross unrealized appreciation on securities and $207,461 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA A ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$8,669,677	$267,069	$43,191	$8,979,937

Total	$8,669,677	$267,069	$43,191	$8,979,937

The Fund had transfers from Level 1 to Level 2 during the period ended January 31, 2017 in the amount of $158,581, resulting from a temporary suspension of trading and transfers from Level 2 to Level 1 in the amount of $305,381, resulting from the resumption of trading after a temporary suspension.

See notes to financial statements.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2017

	iShares China Large-Cap ETF	iShares MSCI China A ETF

ASSETS
Investments, at cost:
Unaffiliated	$3,398,628,853	$8,357,956
Affiliated (Note 2)	62,894,394	—

Total cost of investments	$3,461,523,247	$8,357,956

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,028,481,370	$8,979,937
Affiliated (Note 2)	62,906,355	—

Total fair value of investments	3,091,387,725	8,979,937
Foreign currency, at value[b]	1,222,087	11,643
Restricted foreign currency, at value[c,d]	—	16,284
Cash	—	341
Receivables:
Dividends and interest	132,410	—

Total Assets	3,092,742,222	9,008,205

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	62,173,203	—
Investment advisory fees (Note 2)	1,874,121	4,903

Total Liabilities	64,047,324	4,903

NET ASSETS	$3,028,694,898	$9,003,302

Net assets consist of:
Paid-in capital	$5,556,583,745	$8,446,908
Distributions in excess of net investment income	(1,865,717)	(10,621)
Accumulated net realized loss	(2,155,887,477)	(55,257)
Net unrealized appreciation (depreciation)	(370,135,653)	622,272

NET ASSETS	$3,028,694,898	$9,003,302

Shares outstanding[e]	82,200,000	350,000

Net asset value per share	$36.85	$25.72

[a]	Securities on loan with values of $58,520,799 and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $1,222,218 and $10,842, respectively.
[c]	Represents foreign investor minimum settlement reserve funds required by the China Securities Depository and Clearing Corporation Limited.
[d]	Cost of restricted foreign currency: $ — and $16,794, respectively.
[e]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statement of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2017

	iShares China Large-Cap ETF	iShares MSCI China A ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$14,949,721	$19,093
Dividends — affiliated (Note 2)	2,432	—
Interest — unaffiliated	—	130
Securities lending income — affiliated — net (Note 2)	680,641	—

Total investment income	15,632,794	19,223

EXPENSES
Investment advisory fees (Note 2)	13,380,812	29,844

Total expenses	13,380,812	29,844

Net investment income (loss)	2,251,982	(10,621)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(70,112,257)	(47,836)
Investments — affiliated (Note 2)	(129)	—
In-kind redemptions — unaffiliated	4,528,378	—
Futures contracts	2,231,921	—
Foreign currency transactions	22,912	(1,344)
Realized gain distributions from affiliated funds	75	—

Net realized loss	(63,329,100)	(49,180)

Net change in unrealized appreciation/depreciation on:
Investments	273,429,753	193,164
Futures contracts	516,016	—
Translation of assets and liabilities in foreign currencies	16,178	134

Net change in unrealized appreciation/depreciation	273,961,947	193,298

Net realized and unrealized gain	210,632,847	144,118

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$212,884,829	$133,497

[a]	Net of foreign withholding tax of $1,262,605 and $2,257, respectively.

See notes to financial statements.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Changes in Net Assets

iSHARES® TRUST

	iShares China Large-Cap ETF		iShares MSCI China A ETF
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016	Six months ended January 31, 2017 (Unaudited)	Period from June 13, 2016[a] to July 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$2,251,982	$91,760,918	$(10,621)	$97,711
Net realized gain (loss)	(63,329,100)	(430,455,582)	(49,180)	15,589
Net change in unrealized appreciation/depreciation	273,961,947	(506,687,897)	193,298	428,974

Net increase (decrease) in net assets resulting from operations	212,884,829	(845,382,561)	133,497	542,274

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(61,820,702)	(141,078,048)	(119,377)	—

Total distributions to shareholders	(61,820,702)	(141,078,048)	(119,377)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,258,763	123,224,985	—	8,446,908
Cost of shares redeemed	(714,400,649)	(2,143,645,242)	—	—

Net increase (decrease) in net assets from capital share transactions	(709,141,886)	(2,020,420,257)	—	8,446,908

INCREASE (DECREASE) IN NET ASSETS	(558,077,759)	(3,006,880,866)	14,120	8,989,182

NET ASSETS
Beginning of period	3,586,772,657	6,593,653,523	8,989,182	—

End of period	$3,028,694,898	$3,586,772,657	$9,003,302	$8,989,182

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,865,717)	$57,703,003	$(10,621)	$119,377

SHARES ISSUED AND REDEEMED
Shares sold	150,000	3,600,000	—	350,000
Shares redeemed	(20,100,000)	(63,600,000)	—	—

Net increase (decrease) in shares outstanding	(19,950,000)	(60,000,000)	—	350,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares China Large-Cap ETF
	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012
Net asset value, beginning of period	$35.11	$40.66	$41.05	$34.46	$34.43	$42.12

Income from investment operations:
Net investment income[a]	0.02	0.65	1.10	0.98	0.88	0.89
Net realized and unrealized gain (loss)[b]	2.41	(5.18)	(0.73)	6.32	0.08	(7.65)

Total from investment operations	2.43	(4.53)	0.37	7.30	0.96	(6.76)

Less distributions from:
Net investment income	(0.69)	(1.02)	(0.76)	(0.71)	(0.93)	(0.93)

Total distributions	(0.69)	(1.02)	(0.76)	(0.71)	(0.93)	(0.93)

Net asset value, end of period	$36.85	$35.11	$40.66	$41.05	$34.46	$34.43

Total return	7.06%[c]	(11.13)%	0.82%	21.42%	3.01%	(16.02)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,028,695	$3,586,773	$6,593,654	$5,425,312	$5,137,743	$4,668,277
Ratio of expenses to average net assets[d]	0.74%	0.74%	0.73%	0.74%	0.73%	0.74%
Ratio of net investment income to average net assets[d]	0.12%	1.87%	2.53%	2.68%	2.38%	2.46%
Portfolio turnover rate[e]	7%	15%	36%	17%	31%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2017 was 7% and the year ended July 31, 2016 was 15%. See Note 4.

See notes to financial statements.

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI China A ETF
	Six months ended Jan. 31, 2017 (Unaudited)	Period from Jun. 13, 2016[a] to Jul. 31, 2016
Net asset value, beginning of period	$25.68	$24.13

Income from investment operations:
Net investment income (loss)[b]	(0.03)	0.28
Net realized and unrealized gain[c]	0.41	1.27

Total from investment operations	0.38	1.55

Less distributions from:
Net investment income	(0.34)	—

Total distributions	(0.34)	—

Net asset value, end of period	$25.72	$25.68

Total return	1.48%[d]	6.47%[d,e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,003	$8,989
Ratio of expenses to average net assets[f]	0.65%	0.65%
Ratio of net investment income (loss) to average net assets[f]	(0.23)%	8.42%
Portfolio turnover rate[g]	6%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was 6.42%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
China Large-Cap	Non-diversified
MSCI China A	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
China Large-Cap
Citigroup Global Markets Inc.	$199,176	$199,176	$—
Credit Suisse Securities (USA) LLC	4,450,481	4,450,481	—
Deutsche Bank Securities Inc.	552,015	552,015	—
Goldman Sachs & Co.	6,304,355	6,304,355	—
HSBC Bank PLC	54,455	54,455	—
Merrill Lynch, Pierce, Fenner & Smith	10,011,966	10,011,966	—
Morgan Stanley & Co. LLC	36,948,351	36,948,351	—

	$58,520,799	$58,520,799	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares China Large-Cap ETF, BFA is entitled to an annual investment advisory fee based on the average daily net assets of the Fund as follows:

Investment Advisory Fee	Average Daily Net Assets
0.74%	First $6 billion
0.67	Over $6 billion, up to and including $9 billion
0.60	Over $9 billion, up to and including $12 billion
0.54	Over $12 billion

For its investment advisory services to the iShares MSCI China A ETF, BFA is entitled to an annual investment advisory fee of 0.65% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
China Large-Cap	$152,659

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2017, the purchase and sales transactions executed by the iShares China Large-Cap ETF pursuant to Rule 17a-7 under the 1940 Act were $1,484,607 and $  —, respectively.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2017 were as follows:

iShares ETF	Purchases	Sales
China Large-Cap	$254,752,043	$260,136,109
MSCI China A	522,489	638,868

In-kind transactions (see Note 4) for the six months ended January 31, 2017 were as follows:

iShares ETF	In-kind Sales
China Large-Cap	$709,121,418

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

As of January 31, 2017, the Funds held no open future contracts.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares China Large-Cap ETF during the six months ended January 31, 2017 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$2,231,921	$516,016

The following table shows the average quarter-end balances of open futures contracts for the iShares China Large-Cap ETF for the six months ended January 31, 2017 :

Average value of contracts purchased	$19,185,787

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of Chinese issuers involves certain considerations and risks not typically associated with securities of issuers in more developed financial markets. Such risks include, but are not limited to: the lack of liquidity and price volatility due to a lower volume of trading and high propensity for trading suspensions; currency devaluations and other currency exchange rate fluctuations or blockage; the nature and extent of Chinese government intervention in the Chinese securities markets; the imposition of withholding and other taxes; limitations on the use of brokers; settlement delays and risk of loss attendant in settlement procedures; higher inflation rates; greater social, economic and political uncertainties; market volatility caused by any potential regional territorial conflicts or natural disasters; and the risk of nationalization or expropriation of assets.

The assets of the iShares MSCI China A ETF will be invested primarily in domestic Chinese equities and the income received by the Fund will be primarily in renminbi. Under the Chinese monetary system, the onshore renminbi (“CNY”) is the official currency that can only be traded on mainland China and the offshore renminbi (“CNH”) is the deliverable version which is maintained and freely exchanged outside of China. Unlike the CNH market, the CNY market is subject to the Chinese central bank’s intervention or its stipulation of a daily trading band for rate movements. Accordingly, deviations may exist between the CNH and CNY rates which may potentially be substantial. The Fund will be exposed to fluctuations in conversion rates between CNH and CNY, as well as between CNY and CNH against U.S. dollars.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

The iShares MSCI China A ETF invests in China A-shares through a Renminbi Qualified Foreign Institutional Investor (“RQFII”) license, which involves certain custody risks. Cash deposited in the cash account of the Fund with the RQFII custodian is commingled with cash belonging to other clients of the RQFII custodian. In the event of bankruptcy or liquidation of the RQFII custodian, the Fund will not have any proprietary rights to the cash deposited in such cash account, and will become an unsecured creditor ranking equally with the other unsecured creditors of the RQFII custodian. The Fund may face difficulty and/or encounter delays in recovering such debt, or may not be able to recover it in full or at all, in which case the Fund will suffer losses.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2016, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
China Large-Cap	$1,454,750,519	$58,367,595	$185,123,529	$160,211,209	$1,858,452,852
MSCI China A	6,077	—	—	—	6,077

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI China A	$0.330479	$—	$0.010598	$0.341077	97%	—%	3%	100%

SUPPLEMENTAL INFORMATION	35

Notes:

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDER

Notes:

NOTES	37

Notes:

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited or MSCI Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-708-0117

JANUARY 31, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Edge MSCI Min Vol Asia ex Japan ETF | AXJV | NYSE Arca
➢	iShares Edge MSCI Min Vol Japan ETF | JPMV | NYSE Arca
➢	iShares Edge MSCI Min Vol USA ETF | USMV | NYSE Arca
➢	iShares Edge MSCI Min Vol USA Small-Cap | SMMV | BATS

Fund Performance Overview

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

Performance as of January 31, 2017

The iShares Edge MSCI Min Vol Asia ex Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Asian equities (excluding Japan) that, in the aggregate, have lower volatility characteristics relative to the broader Asian equity markets (excluding Japan), as represented by the MSCI AC Asia ex Japan Minimum Volatility (USD) Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was -1.25%, net of fees, while the total return for the Index was -1.26%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.89%	11.92%	11.36%	10.89%	11.92%	11.36%
Since Inception	0.02%	0.12%	0.17%	0.06%	0.33%	0.46%

The inception date of the Fund was 6/3/14. The first day of secondary market trading was 6/5/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$987.50	$1.75	$1,000.00	$1,023.40	$1.79	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Information Technology	25.07%
Financials	23.77
Telecommunication Services	9.85
Industrials	9.72
Consumer Staples	8.75
Utilities	8.24
Health Care	6.13
Consumer Discretionary	5.47
Real Estate	1.67
Materials	0.80
Energy	0.53

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/17

Country	Percentage of Total Investments*

China	26.88%
Taiwan	20.05
South Korea	11.43
Hong Kong	10.34
Malaysia	8.07
Singapore	6.52
Thailand	5.98
India	4.30
Philippines	4.26
Indonesia	2.17

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

Performance as of January 31, 2017

The iShares Edge MSCI Min Vol Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Japanese equities that, in the aggregate, have lower volatility characteristics relative to the broader Japanese equity markets, as represented by the MSCI Japan Minimum Volatility (USD) Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was -1.23%, net of fees, while the total return for the Index was -1.08%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.50%	8.22%	10.77%	10.50%	8.22%	10.77%
Since Inception	7.66%	7.44%	7.81%	21.73%	21.08%	22.14%

The inception date of the Fund was 6/3/14. The first day of secondary market trading was 6/5/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$987.70	$1.50	$1,000.00	$1,023.70	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Industrials	21.05%
Consumer Discretionary	15.50
Consumer Staples	12.36
Health Care	12.36
Financials	8.89
Information Technology	8.89
Real Estate	6.85
Utilities	5.60
Telecommunication Services	4.78
Materials	2.91
Energy	0.81

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/17

Security	Percentage of Total Investments*

Nippon Telegraph & Telephone Corp.	1.66%
Otsuka Holdings Co. Ltd.	1.58
Recruit Holdings Co. Ltd.	1.57
KDDI Corp.	1.56
NTT DOCOMO Inc.	1.56
Canon Inc.	1.52
Mitsubishi Tanabe Pharma Corp.	1.51
Toyota Motor Corp.	1.50
Takeda Pharmaceutical Co. Ltd.	1.43
Keikyu Corp.	1.41

TOTAL	15.30%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EDGE MSCI MIN VOL USA ETF

Performance as of January 31, 2017

The iShares Edge MSCI Min Vol USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market, as represented by the MSCI USA Minimum Volatility (USD) Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was -1.21%, net of fees, while the total return for the Index was -1.15%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.54%	13.62%	13.71%	13.54%	13.62%	13.71%
5 Years	13.47%	13.49%	13.65%	88.11%	88.25%	89.59%
Since Inception	14.16%	14.16%	14.35%	101.49%	101.48%	103.11%

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$987.90	$0.75	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Health Care	18.89%
Information Technology	16.27
Consumer Staples	14.26
Financials	11.22
Utilities	8.25
Real Estate	8.04
Industrials	7.86
Consumer Discretionary	7.73
Telecommunication Services	3.35
Energy	2.07
Materials	2.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/17

Security	Percentage of Total Investments*

AT&T Inc.	1.63%
Automatic Data Processing Inc.	1.55
PepsiCo Inc.	1.43
Johnson & Johnson	1.42
Becton Dickinson and Co.	1.41
Verizon Communications Inc.	1.40
McDonald’s Corp.	1.38
Procter & Gamble Co. (The)	1.33
Stryker Corp.	1.31
Visa Inc. Class A	1.31

TOTAL	14.17%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

Performance as of January 31, 2017

The iShares Edge MSCI Min Vol USA Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that, in the aggregate, have lower volatility characteristics relative to the small-capitalization U.S. equity market, as represented by the MSCI USA Small Cap Minimum Volatility (USD) Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from September 07, 2016 (inception date of the Fund) through January 31, 2017, the total return for the Fund was 4.61%, net of fees, while the total return for the Index was 4.68%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	4.61%	3.60%	4.68%

The inception date of the Fund was 9/7/16. The first day of secondary market trading was 9/9/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/7/16) [a]	Ending Account Value (1/31/17)	Expenses Paid During Period [b]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,046.10	$0.82	$1,000.00	$1,024.20	$1.02	0.20%

[a]	The beginning of the period (commencement of operations) is September 7, 2016.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (146 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Financials	19.99%
Health Care	13.24
Real Estate	13.17
Consumer Discretionary	12.42
Information Technology	11.22
Industrials	10.67
Consumer Staples	8.01
Utilities	7.86
Materials	2.77
Telecommunication Services	0.57
Energy	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/17

Security	Percentage of Total Investments*

Jack Henry & Associates Inc.	1.51%
Validus Holdings Ltd.	1.26
White Mountains Insurance Group Ltd.	1.17
Panera Bread Co. Class A	1.09
Pinnacle Foods Inc.	1.08
CBOE Holdings Inc.	1.01
MFA Financial Inc.	0.93
Two Harbors Investment Corp.	0.88
Cheesecake Factory Inc. (The)	0.88
Cable One Inc.	0.84

TOTAL	10.65%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2016 (or commencement of operations, as applicable) and held through January 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.23%

CHINA — 26.81%
3SBio Inc.[a,b,c]	6,000	$5,869
AAC Technologies Holdings Inc.	6,000	61,861
Agricultural Bank of China Ltd. Class H	116,000	48,736
Alibaba Group Holding Ltd. ADR[a]	388	39,308
ANTA Sports Products Ltd.	8,000	25,569
Baidu Inc.[a]	192	33,613
Bank of China Ltd. Class H	108,000	49,272
Bank of Communications Co. Ltd. Class H	16,000	11,857
Beijing Capital International Airport Co. Ltd. Class H	24,000	23,322
China CITIC Bank Corp. Ltd. Class H	8,000	5,289
China Construction Bank Corp. Class H	52,000	38,869
China Everbright Bank Co. Ltd. Class H	40,000	19,332
China Huarong Asset Management Co. Ltd. Class Ha,b	40,000	15,259
China Huishan Dairy Holdings Co. Ltd.[c]	148,000	55,314
China Medical System Holdings Ltd.	20,000	32,786
China Mengniu Dairy Co. Ltd.	20,000	37,580
China Minsheng Banking Corp. Ltd. Class H	16,300	18,024
China Mobile Ltd.	8,000	90,575
China Pacific Insurance Group Co. Ltd. Class H	800	2,866
China Petroleum & Chemical Corp. Class H	24,000	19,208
China Resources Beer Holdings Co. Ltd.[a]	8,000	16,290
China Resources Gas Group Ltd.	8,000	25,363
China Telecom Corp. Ltd. Class H	40,000	19,022
China Unicom Hong Kong Ltd.	8,000	9,506
China Vanke Co. Ltd. Class H	800	2,041
CITIC Ltd.	16,000	23,796
COSCO SHIPPING Ports Ltd.	16,000	15,960
Country Garden Holdings Co. Ltd.	4,000	2,299
CSPC Pharmaceutical Group Ltd.	64,000	72,253
Fullshare Holdings Ltd.	70,000	29,590
Guangdong Investment Ltd.	40,000	49,746
Industrial & Commercial Bank of China Ltd. Class H	64,000	39,426
Jiangsu Expressway Co. Ltd. Class H	40,000	50,159
Lenovo Group Ltd.	8,000	5,268
Netease Inc.	244	61,952

Security	Shares	Value
New Oriental Education & Technology Group Inc. ADR[a]	340	$16,167
Ping An Insurance Group Co. of China Ltd. Class H	2,000	10,336
Semiconductor Manufacturing International Corp.[a,c]	39,200	54,056
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	16,000	10,496
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	2,000	6,676
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	24,000	34,608
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	8,800	22,524
Shenzhou International Group Holdings Ltd.	12,000	74,310
Sino Biopharmaceutical Ltd.	32,000	25,363
Sinopharm Group Co. Ltd. Class H	3,200	14,682
Sun Art Retail Group Ltd.	42,000	42,328
TAL Education Group Class A ADR[a]	612	49,566
Tencent Holdings Ltd.	3,600	94,833
TravelSky Technology Ltd. Class H	16,000	36,086
Want Want China Holdings Ltd.[c]	24,000	17,197
Yum China Holdings Inc.[a]	980	26,930
Zhejiang Expressway Co. Ltd. Class H	24,000	24,219
Zijin Mining Group Co. Ltd. Class H	24,000	8,104

		1,625,661
HONG KONG — 10.32%
AIA Group Ltd.	1,600	9,960
ASM Pacific Technology Ltd.	400	4,871
BOC Hong Kong Holdings Ltd.	2,000	8,042
Cheung Kong Infrastructure Holdings Ltd.	8,000	64,490
CLP Holdings Ltd.	10,000	97,753
Hang Seng Bank Ltd.	6,000	122,871
HK Electric Investments & HK Electric Investments Ltd.[b]	38,000	31,735
HKT Trust & HKT Ltd.	20,160	28,216
Hong Kong & China Gas Co. Ltd.	41,348	78,120
Link REIT	2,000	13,700
MTR Corp. Ltd.	16,000	81,656
Power Assets Holdings Ltd.	8,000	76,862
Yue Yuen Industrial Holdings Ltd.	2,000	7,320

		625,596

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

January 31, 2017

Security	Shares	Value
INDIA — 4.29%
Infosys Ltd. ADR	9,408	$129,548
Wipro Ltd. ADR[c]	14,156	130,660

		260,208
INDONESIA — 2.16%
Bank Central Asia Tbk PT	56,000	64,168
Hanjaya Mandala Sampoerna Tbk PT	94,400	27,219
Kalbe Farma Tbk PT	49,200	5,343
Telekomunikasi Indonesia Persero Tbk PT	8,400	2,434
Unilever Indonesia Tbk PT	10,400	32,090

		131,254
MALAYSIA — 8.05%
DiGi.Com Bhd	25,600	28,666
HAP Seng Consolidated Bhd	8,400	16,498
Hong Leong Bank Bhd	20,800	61,891
IHH Healthcare Bhd	56,800	80,786
Kuala Lumpur Kepong Bhd	3,600	19,587
Malayan Banking Bhd	34,000	63,095
Maxis Bhd	37,600	52,205
Petronas Dagangan Bhd	2,400	12,754
Petronas Gas Bhd	2,400	11,313
PPB Group Bhd	4,000	14,683
Public Bank Bhd	15,200	68,974
Telekom Malaysia Bhd	25,200	33,850
Tenaga Nasional Bhd	3,200	9,681
Westports Holdings Bhd	14,800	13,933

		487,916
PHILIPPINES — 4.26%
Aboitiz Equity Ventures Inc.	22,640	33,802
Aboitiz Power Corp.	38,000	32,224
Ayala Corp.	440	7,073
Bank of the Philippine Islands	27,680	49,837
BDO Unibank Inc.	35,553	80,443
Jollibee Foods Corp.	9,880	40,818
Metro Pacific Investments Corp.	42,000	5,756
Metropolitan Bank & Trust Co.	4,924	8,064

		258,017
SINGAPORE — 6.51%
CapitaLand Mall Trust	13,600	18,728
ComfortDelGro Corp. Ltd.	12,800	21,897
Oversea-Chinese Banking Corp. Ltd.	7,200	47,990
SATS Ltd.	10,800	40,477
Singapore Airlines Ltd.[c]	10,800	75,894

Security	Shares	Value
Singapore Telecommunications Ltd.	28,400	$78,015
StarHub Ltd.[c]	17,600	37,104
United Overseas Bank Ltd.	1,900	28,214
Wilmar International Ltd.	16,800	46,269

		394,588
SOUTH KOREA — 10.86%
AmorePacific Corp.	48	13,093
AmorePacific Group	120	13,992
CJ CheilJedang Corp.	16	4,881
CJ Korea Express Corp.[a]	156	21,881
Coway Co. Ltd.	108	8,132
Dongbu Insurance Co. Ltd.	648	32,955
E-MART Inc.	60	10,481
Hanwha Life Insurance Co. Ltd.	3,684	20,416
Hyundai Department Store Co. Ltd.	36	2,980
Hyundai Glovis Co. Ltd.	44	5,888
Hyundai Marine & Fire Insurance Co. Ltd.	328	8,496
Hyundai Mobis Co. Ltd.	113	23,531
Kangwon Land Inc.	1,384	38,944
Kia Motors Corp.	484	15,160
Korea Electric Power Corp.	196	7,160
KT Corp.	234	5,920
KT&G Corp.	634	54,829
LG Display Co. Ltd.	432	11,394
Lotte Confectionery Co. Ltd.	68	11,937
Lotte Shopping Co. Ltd.	8	1,559
NAVER Corp.	121	78,924
NCsoft Corp.	164	42,902
S-1 Corp.	652	47,185
Samsung Electronics Co. Ltd.	12	20,373
Samsung Fire & Marine Insurance Co. Ltd.	216	49,999
Samsung Life Insurance Co. Ltd.	606	57,883
SK Hynix Inc.	428	19,778
SK Telecom Co. Ltd.	146	28,016

		658,689
TAIWAN — 20.00%
Advanced Semiconductor Engineering Inc.	8,000	8,754
Advantech Co. Ltd.	4,596	38,855
Asustek Computer Inc.	4,000	34,837
Chang Hwa Commercial Bank Ltd.	97,782	54,122
Chicony Electronics Co. Ltd.	9,795	23,030
Chunghwa Telecom Co. Ltd.	20,000	65,080

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

January 31, 2017

Security	Shares	Value
Delta Electronics Inc.	8,000	$44,408
EVA Airways Corp.	9,018	4,344
Far EasTone Telecommunications Co. Ltd.	20,000	47,470
First Financial Holding Co. Ltd.	132,038	73,504
Foxconn Technology Co. Ltd.	4,935	13,839
Hon Hai Precision Industry Co. Ltd.	41,284	110,236
Hua Nan Financial Holdings Co. Ltd.	192,701	101,127
Lite-On Technology Corp.	36,611	55,128
Mega Financial Holding Co. Ltd.	16,000	11,893
Novatek Microelectronics Corp.	4,000	14,101
Powertech Technology Inc.	8,000	21,821
President Chain Store Corp.	4,000	29,796
Quanta Computer Inc.	16,000	32,464
Siliconware Precision Industries Co. Ltd.	20,000	30,435
Standard Foods Corp.	14,645	35,881
Synnex Technology International Corp.	18,200	18,928
Taiwan Business Bank	103,285	26,920
Taiwan Cooperative Financial Holding Co. Ltd.	234,123	106,807
Taiwan Mobile Co. Ltd.	16,000	53,340
Taiwan Semiconductor Manufacturing Co. Ltd.	20,000	118,356
Transcend Information Inc.	4,000	10,911
Vanguard International Semiconductor Corp.	4,000	7,184
WPG Holdings Ltd.	16,000	19,090

		1,212,661
THAILAND — 5.97%
Advanced Info Service PCL NVDR	3,600	16,257
Airports of Thailand PCL NVDR	2,000	23,516
Bangkok Bank PCL Foreign	1,600	8,248
Bangkok Dusit Medical Services PCL NVDR	97,200	61,285
Bangkok Expressway & Metro PCL	34,000	6,808
BTS Group Holdings PCL NVDR	239,200	56,726
Bumrungrad Hospital PCL NVDR	6,400	32,536
CP ALL PCL NVDR	23,200	39,864
Delta Electronics Thailand PCL NVDR	14,000	34,095
Electricity Generating PCL NVDR	2,400	13,769
KCE Electronics PCL NVDR	7,200	22,289
Siam Cement PCL (The) Foreign	2,800	40,238
Thai Union Group PCL NVDR	10,400	6,144

		361,775
TOTAL COMMON STOCKS
(Cost: $5,718,819)		6,016,365

Security	Shares	Value
PREFERRED STOCKS — 0.54%

SOUTH KOREA — 0.54%
Samsung Electronics Co. Ltd.	24	$32,445

		32,445

TOTAL PREFERRED STOCKS
(Cost: $20,749)		32,445

SHORT-TERM INVESTMENTS — 4.00%

MONEY MARKET FUNDS — 4.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	240,009	240,081
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	2,406	2,406

		242,487

TOTAL SHORT-TERM INVESTMENTS
(Cost: $242,420)		242,487

TOTAL INVESTMENTS IN SECURITIES — 103.77%
(Cost: $5,981,988)[g]		6,291,297
Other Assets, Less Liabilities — (3.77)%		(228,548)

NET ASSETS — 100.00%		$6,062,749

ADR  —  American Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $6,130,749. Net unrealized appreciation was $160,548, of which $552,009 represented gross unrealized appreciation on securities and $391,461 represented gross unrealized depreciation on securities.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$6,016,365	$—	$—	$6,016,365
Preferred stocks	32,445	—	—	32,445
Money market funds	242,487	—	—	242,487

Total	$6,291,297	$—	$—	$6,291,297

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.64%

AIR FREIGHT & LOGISTICS — 0.48%
Yamato Holdings Co. Ltd.	7,000	$141,741

		141,741
AIRLINES — 1.94%
ANA Holdings Inc.	100,000	298,023
Japan Airlines Co. Ltd.	8,500	271,970

		569,993
AUTO COMPONENTS — 2.16%
Aisin Seiki Co. Ltd.	2,000	91,850
Bridgestone Corp.	10,500	386,422
Denso Corp.	1,000	43,535
Sumitomo Electric Industries Ltd.	5,500	80,491
Sumitomo Rubber Industries Ltd.	2,000	31,357

		633,655
AUTOMOBILES — 3.80%
Fuji Heavy Industries Ltd.	4,000	161,315
Honda Motor Co. Ltd.	6,500	195,563
Isuzu Motors Ltd.	1,500	20,280
Mitsubishi Motors Corp.	4,500	24,503
Nissan Motor Co. Ltd.	28,000	278,321
Toyota Motor Corp.	7,500	438,641

		1,118,623
BANKS — 6.73%
Aozora Bank Ltd.	40,000	146,391
Chiba Bank Ltd. (The)	10,000	65,823
Chugoku Bank Ltd. (The)	1,000	14,781
Concordia Financial Group Ltd.	11,500	61,109
Japan Post Bank Co. Ltd.	15,500	189,318
Mebuki Financial Group Inc.	19,000	73,418
Mitsubishi UFJ Financial Group Inc.	37,000	240,225
Mizuho Financial Group Inc.	202,000	377,354
Resona Holdings Inc.	39,000	212,434
Sumitomo Mitsui Financial Group Inc.	7,500	296,536
Suruga Bank Ltd.	6,000	137,508
Yamaguchi Financial Group Inc.	15,000	164,290

		1,979,187
BEVERAGES — 3.23%
Asahi Group Holdings Ltd.	7,000	246,858
Kirin Holdings Co. Ltd.	19,500	320,107
Suntory Beverage & Food Ltd.	9,000	383,344

		950,309

Security	Shares	Value
BUILDING PRODUCTS — 0.22%
Asahi Glass Co. Ltd.	2,000	$14,923
Daikin Industries Ltd.	500	49,856

		64,779
CAPITAL MARKETS — 0.08%
Japan Exchange Group Inc.	1,500	22,452

		22,452
CHEMICALS — 2.90%
Asahi Kasei Corp.	10,000	93,715
Kuraray Co. Ltd.	4,500	71,632
Nissan Chemical Industries Ltd.	1,000	35,843
Shin-Etsu Chemical Co. Ltd.	4,500	389,620
Toray Industries Inc.	30,000	260,520

		851,330
COMMERCIAL SERVICES & SUPPLIES — 2.61%
Dai Nippon Printing Co. Ltd.	8,000	81,652
Park24 Co. Ltd.	5,000	138,352
Secom Co. Ltd.	5,500	398,961
Toppan Printing Co. Ltd.	15,000	147,768

		766,733
CONSTRUCTION & ENGINEERING — 1.87%
Kajima Corp.	30,000	209,727
Obayashi Corp.	14,500	138,592
Shimizu Corp.	5,000	46,147
Taisei Corp.	22,000	156,731

		551,197
CONSUMER FINANCE — 0.15%
Acom Co. Ltd.[a]	10,500	45,423

		45,423
DIVERSIFIED CONSUMER SERVICES — 0.69%
Benesse Holdings Inc.	7,000	204,264

		204,264
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.65%
Nippon Telegraph & Telephone Corp.	11,000	486,511

		486,511
ELECTRIC UTILITIES — 2.91%
Chubu Electric Power Co. Inc.	19,500	260,346
Chugoku Electric Power Co. Inc. (The)	16,500	186,143
Hokuriku Electric Power Co.	4,500	45,450
Kansai Electric Power Co. Inc. (The)[a]	12,500	133,744
Kyushu Electric Power Co. Inc.	1,500	16,762
Tohoku Electric Power Co. Inc.	17,500	213,902

		856,347

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

January 31, 2017

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.37%
Mitsubishi Electric Corp.	1,000	$15,292
Nidec Corp.	1,000	94,248

		109,540
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.00%
Hirose Electric Co. Ltd.	500	65,378
Keyence Corp.	1,000	389,696
Kyocera Corp.	2,000	104,535
Shimadzu Corp.	1,600	27,132

		586,741
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.50%
Daiwa House REIT Investment Corp.	45	113,684
Japan Prime Realty Investment Corp.	40	160,959
Japan Real Estate Investment Corp.	30	171,086
Japan Retail Fund Investment Corp.	150	321,919
Nippon Building Fund Inc.	20	115,123
Nippon Prologis REIT Inc.	80	167,711
Nomura Real Estate Master Fund Inc.	215	335,941
United Urban Investment Corp.	145	231,974

		1,618,397
FOOD & STAPLES RETAILING — 2.84%
Aeon Co. Ltd.	6,500	94,173
FamilyMart UNY Holdings Co. Ltd.	2,500	159,005
Lawson Inc.[b]	4,000	292,783
Seven & I Holdings Co. Ltd.	6,500	260,346
Tsuruha Holdings Inc.	300	28,248

		834,555
FOOD PRODUCTS — 4.13%
Ajinomoto Co. Inc.	8,500	168,263
Calbee Inc.	500	16,323
MEIJI Holdings Co. Ltd.	2,000	155,274
NH Foods Ltd.	10,000	273,151
Nisshin Seifun Group Inc.	7,500	114,391
Nissin Foods Holdings Co. Ltd.	4,000	211,770
Toyo Suisan Kaisha Ltd.	6,000	214,790
Yamazaki Baking Co. Ltd.	3,000	60,493

		1,214,455
GAS UTILITIES — 2.67%
Osaka Gas Co. Ltd.	90,000	337,935
Toho Gas Co. Ltd.	30,000	224,650
Tokyo Gas Co. Ltd.	50,000	221,985

		784,570

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.09%
Hoya Corp.	3,500	$153,027
Sysmex Corp.	300	18,014
Terumo Corp.	4,000	148,168

		319,209
HEALTH CARE PROVIDERS & SERVICES — 0.97%
Alfresa Holdings Corp.	4,000	65,912
Medipal Holdings Corp.	5,500	89,358
Miraca Holdings Inc.	2,500	114,590
Suzuken Co. Ltd./Aichi Japan	500	16,567

		286,427
HEALTH CARE TECHNOLOGY — 0.18%
M3 Inc.	2,000	53,831

		53,831
HOTELS, RESTAURANTS & LEISURE — 1.96%
McDonald’s Holdings Co. Japan Ltd.	12,500	329,669
Oriental Land Co. Ltd./Japan	4,500	247,315

		576,984
HOUSEHOLD DURABLES — 2.19%
Nikon Corp.	10,500	170,220
Panasonic Corp.	2,500	26,171
Rinnai Corp.	1,000	85,276
Sekisui Chemical Co. Ltd.	8,500	139,232
Sekisui House Ltd.	11,000	178,667
Sony Corp.	1,500	45,610

		645,176
HOUSEHOLD PRODUCTS — 0.08%
Unicharm Corp.	1,000	22,563

		22,563
INSURANCE — 1.90%
Japan Post Holdings Co. Ltd.	14,000	176,593
MS&AD Insurance Group Holdings Inc.	4,000	134,844
Sompo Holdings Inc.	1,000	36,402
Tokio Marine Holdings Inc.	5,000	210,127

		557,966
INTERNET SOFTWARE & SERVICES — 0.08%
Yahoo Japan Corp.	5,500	23,158

		23,158
IT SERVICES — 2.55%
Fujitsu Ltd.	5,000	29,252
Nomura Research Institute Ltd.	7,780	266,763
NTT Data Corp.	4,500	227,848
Obic Co. Ltd.	1,500	72,218

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

January 31, 2017

Security	Shares	Value
Otsuka Corp.	3,000	$154,830

		750,911
LEISURE PRODUCTS — 1.39%
Bandai Namco Holdings Inc.	3,500	96,691
Sankyo Co. Ltd.	6,000	201,199
Shimano Inc.	500	79,103
Yamaha Corp.	1,000	30,646

		407,639
MACHINERY — 1.20%
FANUC Corp.	300	59,067
Hoshizaki Corp.	1,000	81,812
Komatsu Ltd.	3,000	71,792
Makita Corp.	2,000	139,463

		352,134
MEDIA — 0.20%
Toho Co. Ltd./Tokyo	2,000	57,828

		57,828
MULTILINE RETAIL — 0.15%
Takashimaya Co. Ltd.	5,000	43,216

		43,216
OIL, GAS & CONSUMABLE FUELS — 0.81%
Idemitsu Kosan Co. Ltd.	500	15,523
JX Holdings Inc.	22,000	104,083
TonenGeneral Sekiyu KK	10,000	118,055

		237,661
PERSONAL PRODUCTS — 1.27%
Kao Corp.	7,500	371,952

		371,952
PHARMACEUTICALS — 10.07%
Astellas Pharma Inc.	29,500	396,609
Chugai Pharmaceutical Co. Ltd.	4,500	131,912
Daiichi Sankyo Co. Ltd.	11,500	257,888
Eisai Co. Ltd.	2,500	138,019
Hisamitsu Pharmaceutical Co. Inc.	500	26,027
Kyowa Hakko Kirin Co. Ltd.	6,000	81,066
Mitsubishi Tanabe Pharma Corp.	22,000	441,466
Otsuka Holdings Co. Ltd.	10,000	461,826
Santen Pharmaceutical Co. Ltd.	8,500	106,915
Shionogi & Co. Ltd.	3,500	168,665
Sumitomo Dainippon Pharma Co. Ltd.	7,000	118,392
Taisho Pharmaceutical Holdings Co. Ltd.	2,500	211,415
Takeda Pharmaceutical Co. Ltd.	10,000	419,631

		2,959,831

Security	Shares	Value
PROFESSIONAL SERVICES — 1.57%
Recruit Holdings Co. Ltd.	10,500	$461,226

		461,226
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.32%
Daito Trust Construction Co. Ltd.	2,000	280,524
Daiwa House Industry Co. Ltd.	4,000	108,870

		389,394
ROAD & RAIL — 8.59%
Central Japan Railway Co.	1,200	194,750
East Japan Railway Co.	4,500	408,927
Hankyu Hanshin Holdings Inc.	8,000	272,174
Keikyu Corp.	35,000	411,948
Keio Corp.	6,000	49,460
Keisei Electric Railway Co. Ltd.	500	11,859
Kintetsu Group Holdings Co. Ltd.	40,000	154,208
Nagoya Railroad Co. Ltd.	40,000	197,557
Nippon Express Co. Ltd.	20,000	106,418
Odakyu Electric Railway Co. Ltd.	5,500	109,292
Tobu Railway Co. Ltd.	40,000	203,598
Tokyu Corp.	15,000	110,726
West Japan Railway Co.	4,500	294,204

		2,525,121
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.18%
Tokyo Electron Ltd.	500	52,010

		52,010
SOFTWARE — 1.49%
Konami Holdings Corp.	2,000	80,302
LINE Corp.[a,b]	3,500	112,703
Oracle Corp. Japan	4,000	224,561
Trend Micro Inc./Japan[a]	500	19,476

		437,042
SPECIALTY RETAIL — 2.90%
ABC-Mart Inc.	3,000	174,817
Hikari Tsushin Inc.	200	18,352
Nitori Holdings Co. Ltd.	2,200	246,627
Shimamura Co. Ltd.	1,000	131,379
USS Co. Ltd.	5,000	87,986
Yamada Denki Co. Ltd.	35,000	193,382

		852,543
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.57%
Canon Inc.	15,000	445,703
FUJIFILM Holdings Corp.	6,000	233,178

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

January 31, 2017

Security	Shares	Value
NEC Corp.	25,000	$57,961
Ricoh Co. Ltd.	2,000	17,926

		754,768
TOBACCO — 0.77%
Japan Tobacco Inc.	7,000	226,338

		226,338
TRADING COMPANIES & DISTRIBUTORS — 1.79%
ITOCHU Corp.	7,000	96,753
Mitsubishi Corp.	3,000	67,941
Mitsui & Co. Ltd.	16,500	242,792
Sumitomo Corp.	9,500	119,494

		526,980
TRANSPORTATION INFRASTRUCTURE — 0.33%
Kamigumi Co. Ltd.	10,000	97,535

		97,535
WIRELESS TELECOMMUNICATION SERVICES — 3.11%
KDDI Corp.	17,000	457,562
NTT DOCOMO Inc.	19,000	456,793

		914,355

TOTAL COMMON STOCKS
(Cost: $28,674,534)		29,294,600

SHORT-TERM INVESTMENTS — 1.47%

MONEY MARKET FUNDS — 1.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	421,149	421,275

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	10,415	$10,415

		431,690

TOTAL SHORT-TERM INVESTMENTS
(Cost: $431,690)		431,690

TOTAL INVESTMENTS IN SECURITIES — 101.11%
(Cost: $29,106,224)[f]		29,726,290
Other Assets, Less Liabilities — (1.11)%		(327,552)

NET ASSETS — 100.00%		$29,398,738

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $29,955,388. Net unrealized depreciation was $229,098, of which $1,514,201 represented gross unrealized appreciation on securities and $1,743,299 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$29,294,600	$—	$—	$29,294,600
Money market funds	431,690	—	—	431,690

Total	$29,726,290	$—	$—	$29,726,290

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL USA ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 1.71%
General Dynamics Corp.	223,181	$40,413,616
Lockheed Martin Corp.	194,128	48,790,190
Northrop Grumman Corp.	183,267	41,982,804
Raytheon Co.	524,121	75,557,283

		206,743,893
AIR FREIGHT & LOGISTICS — 2.17%
CH Robinson Worldwide Inc.	647,377	49,239,495
Expeditors International of Washington Inc.	1,080,690	56,282,335
United Parcel Service Inc. Class B	1,440,214	157,170,554

		262,692,384
BANKS — 0.38%
U.S. Bancorp.	631,561	33,251,687
Wells Fargo & Co.	227,857	12,835,185

		46,086,872
BEVERAGES — 3.58%
Coca-Cola Co. (The)	3,237,800	134,595,346
Constellation Brands Inc. Class A	299,423	44,841,588
Dr Pepper Snapple Group Inc.	894,932	81,617,798
PepsiCo Inc.	1,661,675	172,448,632

		433,503,364
CAPITAL MARKETS — 0.31%
CME Group Inc.	313,347	37,940,055

		37,940,055
CHEMICALS — 1.22%
Ecolab Inc.	322,534	38,746,010
EI du Pont de Nemours & Co.	262,848	19,845,024
Monsanto Co.	248,768	26,944,062
Praxair Inc.	304,972	36,120,884
Sherwin-Williams Co. (The)	53,920	16,381,435
Valspar Corp. (The)	85,248	9,434,396

		147,471,811
COMMERCIAL SERVICES & SUPPLIES — 3.11%
Cintas Corp.	634,217	73,638,936
Republic Services Inc.	2,476,520	142,102,718
Waste Connections Inc.	171,203	13,747,601
Waste Management Inc.	2,106,213	146,381,803

		375,871,058

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.20%
Cisco Systems Inc.	2,846,331	$87,439,288
Motorola Solutions Inc.	712,269	57,487,231

		144,926,519
DISTRIBUTORS — 0.14%
Genuine Parts Co.	180,027	17,428,414

		17,428,414
DIVERSIFIED FINANCIAL SERVICES — 1.24%
Berkshire Hathaway Inc. Class Ba,b	912,202	149,728,836

		149,728,836
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.34%
AT&T Inc.	4,654,702	196,242,236
SBA Communications Corp.[a]	182,765	19,237,844
Verizon Communications Inc.	3,450,913	169,129,246
Zayo Group Holdings Inc.[a]	610,926	19,525,195

		404,134,521
ELECTRIC UTILITIES — 5.41%
American Electric Power Co. Inc.	343,028	21,974,374
Duke Energy Corp.	1,943,666	152,655,528
Eversource Energy	392,352	21,704,913
NextEra Energy Inc.	650,146	80,436,063
PG&E Corp.	1,195,113	73,965,543
Southern Co. (The)	3,078,048	152,147,913
Westar Energy Inc.	705,268	38,571,107
Xcel Energy Inc.	2,725,104	112,601,297

		654,056,738
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.14%
Amphenol Corp. Class A	254,127	17,151,031

		17,151,031
ENERGY EQUIPMENT & SERVICES — 0.23%
Schlumberger Ltd.	326,385	27,321,688

		27,321,688
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.02%
American Tower Corp.	137,315	14,212,102
AvalonBay Communities Inc.[b]	830,692	143,967,230
Boston Properties Inc.	64,213	8,405,482
Camden Property Trust	102,916	8,600,690
Crown Castle International Corp.	1,074,619	94,383,787

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA ETF

January 31, 2017

Security	Shares	Value
Digital Realty Trust Inc.[b]	275,757	$29,679,726
Equity Residential	1,132,365	68,813,821
Essex Property Trust Inc.	192,072	43,081,750
Extra Space Storage Inc.[b]	113,525	8,179,476
Federal Realty Investment Trust	465,365	65,351,207
Macerich Co. (The)	589,355	40,482,795
National Retail Properties Inc.[b]	141,346	6,162,686
Public Storage	519,311	111,651,865
Realty Income Corp.[b]	1,318,008	78,592,817
Regency Centers Corp.[b]	426,255	29,722,761
Simon Property Group Inc.	438,767	80,632,212
UDR Inc.	1,738,445	60,758,653
Ventas Inc.	503,941	31,078,041
Welltower Inc.[b]	702,092	46,548,700

		970,305,801
FOOD & STAPLES RETAILING — 1.24%
Costco Wholesale Corp.	248,492	40,740,263
CVS Health Corp.	183,918	14,494,578
Sysco Corp.	701,021	36,775,562
Wal-Mart Stores Inc.	866,593	57,836,417

		149,846,820
FOOD PRODUCTS — 3.69%
Campbell Soup Co.	1,120,151	69,706,997
Conagra Brands Inc.	574,948	22,474,717
General Mills Inc.	2,291,818	143,192,789
Hershey Co. (The)	127,882	13,487,714
Hormel Foods Corp.	651,577	23,652,245
JM Smucker Co. (The)	64,499	8,762,189
Kellogg Co.	1,230,501	89,469,728
McCormick & Co. Inc./MD	788,913	75,380,637

		446,127,016
HEALTH CARE EQUIPMENT & SUPPLIES — 9.28%
Abbott Laboratories	1,630,048	68,087,105
Baxter International Inc.	1,400,936	67,118,844
Becton Dickinson and Co.	962,424	170,628,151
Boston Scientific Corp.[a,b]	1,990,951	47,902,281
Cooper Companies Inc. (The)[b]	173,699	32,066,572
CR Bard Inc.	528,694	125,474,947
Danaher Corp.	1,079,207	90,567,051
Hologic Inc.[a]	531,786	21,553,287
Intuitive Surgical Inc.[a,b]	180,944	125,338,099
Medtronic PLC	1,438,842	109,380,769
ResMed Inc.	292,858	19,779,629
Stryker Corp.	1,283,267	158,521,984
Varian Medical Systems Inc.[a,b]	861,546	66,899,047

Security	Shares	Value
Zimmer Biomet Holdings Inc.	160,611	$19,005,100

		1,122,322,866
HEALTH CARE PROVIDERS & SERVICES — 4.40%
Aetna Inc.	600,757	71,255,788
Anthem Inc.	219,228	33,791,804
Cigna Corp.	343,370	50,207,561
Express Scripts Holding Co.[a]	245,688	16,922,989
Henry Schein Inc.[a]	294,287	47,044,720
Humana Inc.	205,533	40,798,301
Laboratory Corp. of America Holdings[a]	430,071	57,719,829
Patterson Companies Inc.	442,908	18,429,402
Quest Diagnostics Inc.	326,233	29,987,337
UnitedHealth Group Inc.	935,542	151,651,358
Universal Health Services Inc. Class B	126,908	14,293,648

		532,102,737
HOTELS, RESTAURANTS & LEISURE — 2.36%
Aramark	832,703	28,178,669
Chipotle Mexican Grill Inc.[a,b]	14,888	6,274,399
Darden Restaurants Inc.	383,797	28,124,644
McDonald’s Corp.	1,355,405	166,131,991
Starbucks Corp.	1,020,819	56,369,625

		285,079,328
HOUSEHOLD PRODUCTS — 4.13%
Church & Dwight Co. Inc.	1,805,434	81,641,725
Clorox Co. (The)	770,406	92,448,720
Colgate-Palmolive Co.	1,406,630	90,840,165
Kimberly-Clark Corp.	609,921	73,879,731
Procter & Gamble Co. (The)	1,840,223	161,203,535

		500,013,876
INDUSTRIAL CONGLOMERATES — 0.57%
3M Co.	394,571	68,978,902

		68,978,902
INSURANCE — 7.68%
Alleghany Corp.[a]	84,202	51,495,417
Allstate Corp. (The)	931,443	70,053,828
Aon PLC	266,986	30,089,322
Arch Capital Group Ltd.[a,b]	1,423,850	125,797,147
Axis Capital Holdings Ltd.	1,069,684	68,470,473
Chubb Ltd.	954,903	125,560,195
Cincinnati Financial Corp.	307,813	21,725,442
Everest Re Group Ltd.	370,249	81,428,863
FNF Group	499,832	17,674,060

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA ETF

January 31, 2017

Security	Shares	Value
Markel Corp.[a,b]	86,287	$79,815,475
Marsh & McLennan Companies Inc.	1,038,476	70,637,138
Progressive Corp. (The)	179,361	6,715,276
RenaissanceRe Holdings Ltd.	488,352	66,572,145
Travelers Companies Inc. (The)	528,185	62,209,629
WR Berkley Corp.	752,697	50,588,765

		928,833,175
INTERNET SOFTWARE & SERVICES — 1.47%
Alphabet Inc. Class Aa	69,717	57,181,186
eBay Inc.[a,b]	1,297,433	41,297,292
Facebook Inc. Class Aa	610,968	79,621,350

		178,099,828
IT SERVICES — 9.53%
Accenture PLC Class A	1,179,604	134,321,507
Automatic Data Processing Inc.	1,852,215	187,055,193
Broadridge Financial Solutions Inc.	930,098	61,879,420
Fidelity National Information Services Inc.	924,749	73,443,566
Fiserv Inc.[a,b]	1,169,638	125,654,210
Gartner Inc.[a]	663,192	65,894,757
International Business Machines Corp.	577,326	100,754,934
MasterCard Inc. Class A	764,501	81,289,391
Paychex Inc.	2,483,681	149,741,127
Vantiv Inc. Class Aa	228,728	14,236,031
Visa Inc. Class A	1,910,114	157,985,529

		1,152,255,665
LIFE SCIENCES TOOLS & SERVICES — 0.67%
Quintiles IMS Holdings Inc.[a]	119,242	9,359,305
Thermo Fisher Scientific Inc.	294,255	44,841,519
Waters Corp.[a]	186,220	26,378,063

		80,578,887
MEDIA — 1.61%
Charter Communications Inc. Class Aa	220,057	71,287,465
Comcast Corp. Class A	1,056,313	79,667,126
Omnicom Group Inc.	212,250	18,179,213
Walt Disney Co. (The)	227,703	25,195,337

		194,329,141
METALS & MINING — 0.84%
Newmont Mining Corp.	2,792,543	101,313,460

		101,313,460

Security	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT — 1.59%
AGNC Investment Corp.	3,904,629	$72,899,423
Annaly Capital Management Inc.[b]	11,741,353	119,996,628

		192,896,051
MULTI-UTILITIES — 2.59%
Consolidated Edison Inc.	2,010,320	149,467,292
Dominion Resources Inc./VA	1,249,061	95,278,373
WEC Energy Group Inc.	1,156,775	68,307,564

		313,053,229
MULTILINE RETAIL — 0.44%
Target Corp.	824,615	53,171,175

		53,171,175
OIL, GAS & CONSUMABLE FUELS — 1.84%
Chevron Corp.	187,563	20,885,140
Exxon Mobil Corp.	1,823,177	152,946,319
Occidental Petroleum Corp.	715,561	48,493,569

		222,325,028
PHARMACEUTICALS — 4.51%
Allergan PLC[a]	31,776	6,955,449
Eli Lilly & Co.	1,362,078	104,920,868
Johnson & Johnson	1,515,518	171,632,414
Merck & Co. Inc.	1,959,274	121,455,395
Pfizer Inc.	4,435,551	140,740,033

		545,704,159
PROFESSIONAL SERVICES — 0.29%
Equifax Inc.	71,879	8,429,969
Verisk Analytics Inc. Class Aa	316,599	26,163,742

		34,593,711
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.50%
Intel Corp.	1,305,391	48,064,497
Linear Technology Corp.	198,833	12,552,327

		60,616,824
SOFTWARE — 3.35%
Adobe Systems Inc.[a]	540,107	61,237,332
ANSYS Inc.[a,b]	642,620	59,930,741
Cadence Design Systems Inc.[a]	1,094,891	28,500,013
Intuit Inc.	116,092	13,766,189
Microsoft Corp.	1,188,760	76,853,334
Oracle Corp.	1,299,208	52,111,233
Synopsys Inc.[a]	1,650,973	103,829,692
VMware Inc. Class Aa,b	99,534	8,713,206

		404,941,740

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA ETF

January 31, 2017

Security	Shares	Value
SPECIALTY RETAIL — 3.17%
AutoZone Inc.[a]	139,513	$101,144,135
Foot Locker Inc.	117,643	8,063,251
Home Depot Inc. (The)	619,472	85,226,958
Lowe’s Companies Inc.	451,962	33,029,383
O’Reilly Automotive Inc.[a]	79,508	20,852,563
Ross Stores Inc.	326,918	21,612,549
TJX Companies Inc. (The)	1,518,502	113,766,170

		383,695,009
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.05%
Apple Inc.	53,015	6,433,370

		6,433,370
TOBACCO — 1.60%
Altria Group Inc.	1,784,283	127,005,264
Philip Morris International Inc.	499,858	48,051,349
Reynolds American Inc.	296,797	17,846,404

		192,903,017
WATER UTILITIES — 0.24%
American Water Works Co. Inc.	399,298	29,324,445

		29,324,445

TOTAL COMMON STOCKS
(Cost: $11,331,371,669)		12,074,902,444

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.82%

MONEY MARKET FUNDS — 0.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	76,000,024	$76,022,824
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	22,774,201	22,774,201

		98,797,025

TOTAL SHORT-TERM INVESTMENTS
(Cost: $98,779,961)		98,797,025

TOTAL INVESTMENTS IN SECURITIES — 100.66%
(Cost: $11,430,151,630)[f]		12,173,699,469
Other Assets, Less Liabilities — (0.66)%		(79,359,516)

NET ASSETS — 100.00%		$12,094,339,953

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $11,496,219,085. Net unrealized appreciation was $677,480,384, of which $902,573,656 represented gross unrealized appreciation on securities and $225,093,272 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$12,074,902,444	$—	$—	$12,074,902,444
Money market funds	98,797,025	—	—	98,797,025

Total	$12,173,699,469	$—	$—	$12,173,699,469

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 0.20%
BWX Technologies Inc.	249	$10,331

		10,331
BANKS — 4.31%
Arrow Financial Corp.	200	7,060
Bank of Hawaii Corp.	108	9,278
Blue Hills Bancorp. Inc.	408	7,752
Bryn Mawr Bank Corp.	251	10,053
Capital Bank Financial Corp. Class A	471	18,557
Chemical Financial Corp.	195	9,639
City Holding Co.	173	11,261
Commerce Bancshares Inc./MO	232	13,115
Community Trust Bancorp. Inc.	240	11,100
CU Bancorp.[a]	97	3,516
Financial Institutions Inc.	232	7,644
First Busey Corp.	267	7,810
Heritage Financial Corp./WA	425	10,837
HomeTrust Bancshares Inc.[a]	284	7,029
Investors Bancorp. Inc.	2,206	31,656
National Bank Holdings Corp. Class A	440	14,300
Peoples Bancorp. Inc./OH	135	4,192
Stonegate Bank	215	9,785
TriCo Bancshares	193	7,116
Univest Corp. of Pennsylvania	419	11,795
Westamerica Bancorp.	68	3,859
Wintrust Financial Corp.	104	7,446

		224,800
BUILDING PRODUCTS — 0.83%
CSW Industrials Inc.[a]	264	9,649
Lennox International Inc.	151	23,678
Simpson Manufacturing Co. Inc.	232	10,097

		43,424
CAPITAL MARKETS — 1.06%
CBOE Holdings Inc.	659	52,469
MarketAxess Holdings Inc.	15	2,809

		55,278
CHEMICALS — 0.36%
AdvanSix Inc.[a]	187	4,804
Balchem Corp.	53	4,518
Innospec Inc.	77	5,494
Scotts Miracle-Gro Co. (The) Class A	45	4,138

		18,954

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 4.58%
ABM Industries Inc.	831	$33,564
Clean Harbors Inc.[a]	80	4,440
Copart Inc.[a]	501	28,427
Ennis Inc.	413	6,980
Healthcare Services Group Inc.	769	30,568
KAR Auction Services Inc.	809	36,850
Matthews International Corp. Class A	244	16,458
McGrath RentCorp	199	7,618
Rollins Inc.	601	21,191
SP Plus Corp.[a]	176	4,875
Tetra Tech Inc.	88	3,845
UniFirst Corp./MA	251	32,103
Viad Corp.	269	11,795

		238,714
COMMUNICATIONS EQUIPMENT — 0.79%
ADTRAN Inc.	803	17,586
Lumentum Holdings Inc.[a]	315	11,954
NETGEAR Inc.[a]	52	2,959
Ubiquiti Networks Inc.[a]	81	5,054
Viavi Solutions Inc.[a]	400	3,580

		41,133
CONSTRUCTION & ENGINEERING — 0.07%
MYR Group Inc.[a]	92	3,539

		3,539
CONTAINERS & PACKAGING — 0.87%
AptarGroup Inc.	177	12,916
Bemis Co. Inc.	283	13,788
Silgan Holdings Inc.	221	12,931
Sonoco Products Co.	108	5,934

		45,569
DISTRIBUTORS — 0.27%
Pool Corp.	134	14,145

		14,145
DIVERSIFIED CONSUMER SERVICES — 0.46%
Bright Horizons Family Solutions Inc.[a]	247	17,502
Carriage Services Inc.	105	2,725
Graham Holdings Co. Class B	7	3,637

		23,864
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.40%
ATN International Inc.	188	15,095
Inteliquent Inc.	137	3,137
ORBCOMM Inc.[a]	336	2,745

		20,977

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
ELECTRIC UTILITIES — 2.94%
ALLETE Inc.	321	$20,977
El Paso Electric Co.	132	6,059
Great Plains Energy Inc.	1,090	30,030
Hawaiian Electric Industries Inc.	622	20,825
IDACORP Inc.	124	9,922
MGE Energy Inc.	221	14,067
PNM Resources Inc.	315	10,836
Portland General Electric Co.	925	40,339

		153,055
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.02%
Badger Meter Inc.	220	8,481
Benchmark Electronics Inc.[a]	457	13,984
ePlus Inc.[a]	73	8,180
Littelfuse Inc.	69	10,882
National Instruments Corp.	368	11,562

		53,089
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.05%
Acadia Realty Trust	560	17,830
Agree Realty Corp.	416	19,510
American Assets Trust Inc.	565	24,255
American Campus Communities Inc.	420	20,420
American Homes 4 Rent Class A	456	10,160
Apple Hospitality REIT Inc.	815	16,316
Colony Starwood Homes	372	11,699
Columbia Property Trust Inc.	176	3,916
CoreSite Realty Corp.	196	16,882
CubeSmart	469	11,786
DDR Corp.	176	2,672
Easterly Government Properties Inc.	589	11,603
Education Realty Trust Inc.	779	31,324
EPR Properties	44	3,255
Equity Commonwealth[a]	1,388	42,806
Equity Lifestyle Properties Inc.	281	20,777
Equity One Inc.	617	19,244
Four Corners Property Trust Inc.	380	8,288
Getty Realty Corp.	452	11,657
Healthcare Realty Trust Inc.	1,166	35,225
Healthcare Trust of America Inc. Class A	883	25,669
Hudson Pacific Properties Inc.	200	7,082
Kite Realty Group Trust	300	7,206
Life Storage Inc.	175	14,254
LTC Properties Inc.	632	29,495

Security	Shares	Value
MGM Growth Properties LLC Class A	859	$22,179
National Health Investors Inc.	69	5,105
New York REIT Inc.	2,413	24,009
Omega Healthcare Investors Inc.	717	22,994
Physicians Realty Trust	587	10,889
Piedmont Office Realty Trust Inc. Class A	305	6,625
PS Business Parks Inc.	79	8,851
Retail Opportunity Investments Corp.	586	12,423
Retail Properties of America Inc. Class A	932	13,952
Senior Housing Properties Trust	451	8,592
Seritage Growth Properties Class A	41	1,673
Silver Bay Realty Trust Corp.	208	3,505
Spirit Realty Capital Inc.	1,548	16,285
STORE Capital Corp.	685	16,207
Sun Communities Inc.	487	38,356
Tanger Factory Outlet Centers Inc.	761	26,019
Taubman Centers Inc.	221	15,656
Urstadt Biddle Properties Inc. Class A	28	629
Weingarten Realty Investors	76	2,708

		679,988
FOOD & STAPLES RETAILING — 0.78%
Casey’s General Stores Inc.	319	36,653
Village Super Market Inc. Class A	131	3,968

		40,621
FOOD PRODUCTS — 5.75%
B&G Foods Inc.	396	17,563
Calavo Growers Inc.	57	3,152
Dean Foods Co.	854	16,960
Fresh Del Monte Produce Inc.	426	24,388
J&J Snack Foods Corp.	248	31,637
Lancaster Colony Corp.	319	41,805
Omega Protein Corp.[a]	121	3,019
Pinnacle Foods Inc.	1,061	56,435
Post Holdings Inc.[a]	123	10,293
Sanderson Farms Inc.	195	17,745
Snyder’s-Lance Inc.	936	35,924
Tootsie Roll Industries Inc.	184	6,891
TreeHouse Foods Inc.[a]	448	33,994

		299,806
GAS UTILITIES — 2.72%
Chesapeake Utilities Corp.	125	8,175
New Jersey Resources Corp.	248	9,350
Northwest Natural Gas Co.	428	25,209
South Jersey Industries Inc.	541	17,853
Southwest Gas Holdings Inc.	277	22,318

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Spire Inc.	587	$38,155
WGL Holdings Inc.	251	20,567

		141,627
HEALTH CARE EQUIPMENT & SUPPLIES — 5.37%
Abaxis Inc.	124	6,318
Alere Inc.[a]	148	5,476
Analogic Corp.	205	15,918
AngioDynamics Inc.[a]	553	8,901
Anika Therapeutics Inc.[a]	83	4,195
Atrion Corp.	24	11,726
Cantel Medical Corp.	137	10,605
CONMED Corp.	181	8,071
Exactech Inc.[a]	164	4,043
Glaukos Corp.[a]	80	3,298
Globus Medical Inc. Class Aa	216	5,694
Haemonetics Corp.[a]	447	17,817
Hill-Rom Holdings Inc.	376	22,135
ICU Medical Inc.[a]	39	5,347
Inogen Inc.[a]	40	2,575
Integra LifeSciences Holdings Corp.[a]	991	41,354
LivaNova PLC[a]	136	6,542
Masimo Corp.[a]	184	13,539
Meridian Bioscience Inc.	647	8,476
Merit Medical Systems Inc.[a]	296	7,518
Neogen Corp.[a]	64	4,227
NuVasive Inc.[a]	165	11,677
Orthofix International NVa	263	9,452
Penumbra Inc.[a]	60	4,293
STERIS PLC	399	28,261
Surmodics Inc.[a]	216	5,227
West Pharmaceutical Services Inc.	85	7,194

		279,879
HEALTH CARE PROVIDERS & SERVICES — 4.45%
Almost Family Inc.[a]	189	8,930
Amedisys Inc.[a]	141	6,461
Chemed Corp.	160	26,574
Ensign Group Inc. (The)	116	2,359
HealthSouth Corp.	64	2,485
LHC Group Inc.[a]	240	12,031
LifePoint Health Inc.[a]	148	8,784
Magellan Health Inc.[a]	143	10,718
National Healthcare Corp.	168	12,575
Owens & Minor Inc.	1,036	37,172
Premier Inc.[a]	707	22,525
Providence Service Corp. (The)[a]	69	2,667

Security	Shares	Value
Surgical Care Affiliates Inc.[a]	344	$19,436
Tivity Health Inc.[a]	191	4,899
U.S. Physical Therapy Inc.	209	14,661
VCA Inc.[a]	283	25,640
WellCare Health Plans Inc.[a]	97	14,117

		232,034
HEALTH CARE TECHNOLOGY — 0.22%
Quality Systems Inc.	188	2,822
Vocera Communications Inc.[a]	409	8,487

		11,309
HOTELS, RESTAURANTS & LEISURE — 6.89%
Biglari Holdings Inc.[a]	6	2,659
BJ’s Restaurants Inc.[a]	120	4,266
Bloomin’ Brands Inc.	353	6,040
Bob Evans Farms Inc./DE	112	6,320
Brinker International Inc.	273	12,149
Buffalo Wild Wings Inc.[a]	47	7,097
Cheesecake Factory Inc. (The)	757	45,617
Churchill Downs Inc.	127	18,205
Chuy’s Holdings Inc.[a]	144	4,234
Cracker Barrel Old Country Store Inc.	231	36,512
Denny’s Corp.[a]	760	9,249
DineEquity Inc.	92	6,309
Dunkin’ Brands Group Inc.	455	23,601
Habit Restaurants Inc. (The)[a]	207	3,002
Jack in the Box Inc.	176	18,994
Panera Bread Co. Class Aa	271	56,655
Papa John’s International Inc.	119	10,141
Popeyes Louisiana Kitchen Inc.[a]	357	22,559
Red Rock Resorts Inc. Class A	412	9,674
Six Flags Entertainment Corp.	185	11,022
Texas Roadhouse Inc.	395	18,423
Vail Resorts Inc.	136	23,329
Wendy’s Co. (The)	217	2,936

		358,993
HOUSEHOLD DURABLES — 0.57%
NVR Inc.[a]	16	29,728

		29,728
HOUSEHOLD PRODUCTS — 0.59%
Central Garden & Pet Co.[a]	173	5,683
WD-40 Co.	236	24,815

		30,498
INDUSTRIAL CONGLOMERATES — 0.15%
Carlisle Companies Inc.	72	7,856

		7,856

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
INSURANCE — 6.57%
Allied World Assurance Co. Holdings AG	104	$5,526
American Financial Group Inc./OH	191	16,458
AMERISAFE Inc.	79	4,981
Argo Group International Holdings Ltd.	268	17,139
Aspen Insurance Holdings Ltd.	315	17,766
Baldwin & Lyons Inc. Class B	144	3,456
Brown & Brown Inc.	400	16,852
Erie Indemnity Co. Class A	132	14,798
First American Financial Corp.	440	16,535
Hanover Insurance Group Inc. (The)	240	20,146
Infinity Property & Casualty Corp.	184	15,980
Navigators Group Inc. (The)	218	12,241
OneBeacon Insurance Group Ltd. Class A	343	5,567
ProAssurance Corp.	656	35,686
Safety Insurance Group Inc.	180	12,906
Validus Holdings Ltd.	1,149	65,493
White Mountains Insurance Group Ltd.	67	60,954

		342,484
INTERNET & DIRECT MARKETING RETAIL — 0.14%
PetMed Express Inc.	340	7,205

		7,205
INTERNET SOFTWARE & SERVICES — 0.66%
CommerceHub Inc. Series Aa	232	3,408
IAC/InterActiveCorp[a]	56	3,853
j2 Global Inc.	36	3,017
Match Group Inc.[a]	141	2,449
NIC Inc.	533	12,845
WebMD Health Corp.[a]	102	5,089
XO Group Inc.[a]	185	3,484

		34,145
IT SERVICES — 5.74%
Black Knight Financial Services Inc. Class Aa	379	13,815
Blackhawk Network Holdings Inc.[a]	111	3,963
Booz Allen Hamilton Holding Corp.	853	28,848
CACI International Inc. Class Aa	21	2,579
Cardtronics PLC Class Aa	49	2,674
Cass Information Systems Inc.	96	6,314
Convergys Corp.	423	10,499
CoreLogic Inc./U.S.[a]	396	13,967
CSG Systems International Inc.	321	15,536
CSRA Inc.	487	15,107

Security	Shares	Value
DST Systems Inc.	44	$5,067
Euronet Worldwide Inc.[a]	195	13,946
ExlService Holdings Inc.[a]	556	25,548
Forrester Research Inc.	149	6,079
Jack Henry & Associates Inc.	876	78,647
Leidos Holdings Inc.	294	14,206
ManTech International Corp./VA Class A	337	13,123
Science Applications International Corp.	35	2,850
Sykes Enterprises Inc.[a]	643	17,959
TeleTech Holdings Inc.	275	8,140

		298,867
LEISURE PRODUCTS — 0.20%
American Outdoor Brands Corp.[a]	160	3,408
Callaway Golf Co.	412	4,668
Sturm Ruger & Co. Inc.	49	2,585

		10,661
LIFE SCIENCES TOOLS & SERVICES — 2.98%
Bio-Rad Laboratories Inc. Class Aa	228	43,338
Bio-Techne Corp.	341	34,697
Charles River Laboratories International Inc.[a]	284	22,947
Luminex Corp.[a]	444	8,978
PAREXEL International Corp.[a]	161	11,413
PerkinElmer Inc.	306	16,276
PRA Health Sciences Inc.[a]	204	11,953
VWR Corp.[a]	220	5,700

		155,302
MACHINERY — 1.11%
ESCO Technologies Inc.	348	20,254
Tennant Co.	54	3,739
Toro Co. (The)	577	34,003

		57,996
MEDIA — 1.89%
Cable One Inc.	69	43,634
Liberty Media Corp.-Liberty Braves Class Ca	503	10,050
Madison Square Garden Co. (The)[a]	123	21,607
Regal Entertainment Group Class A	151	3,422
Scholastic Corp.	435	19,914

		98,627
METALS & MINING — 1.53%
Coeur Mining Inc.[a]	461	5,371
Compass Minerals International Inc.	33	2,759
Hecla Mining Co.	1,760	11,334

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Kaiser Aluminum Corp.	99	$7,768
McEwen Mining Inc.	3,759	14,773
Royal Gold Inc.	484	34,930
Stillwater Mining Co.[a]	169	2,873

		79,808
MORTGAGE REAL ESTATE INVESTMENT — 4.90%
Anworth Mortgage Asset Corp.	1,589	8,152
Apollo Commercial Real Estate Finance Inc.	1,437	25,018
ARMOUR Residential REIT Inc.	608	12,780
Blackstone Mortgage Trust Inc. Class A	927	28,264
Capstead Mortgage Corp.	1,591	16,976
Chimera Investment Corp.	356	6,276
CYS Investments Inc.	1,851	14,012
Dynex Capital Inc.	740	4,943
MFA Financial Inc.	6,155	48,563
MTGE Investment Corp.	721	11,464
PennyMac Mortgage Investment Trust[b]	247	4,187
Starwood Property Trust Inc.	1,300	28,938
Two Harbors Investment Corp.	5,235	45,911

		255,484
MULTI-UTILITIES — 1.41%
Avista Corp.	368	14,219
Black Hills Corp.	92	5,755
NorthWestern Corp.	415	23,701
Unitil Corp.	212	9,703
Vectren Corp.	367	20,145

		73,523
MULTILINE RETAIL — 0.07%
Big Lots Inc.	75	3,750

		3,750
OIL, GAS & CONSUMABLE FUELS — 0.08%
PDC Energy Inc.[a]	57	4,215

		4,215
PERSONAL PRODUCTS — 0.12%
Medifast Inc.	148	6,241

		6,241
PHARMACEUTICALS — 0.21%
Intersect ENT Inc.[a]	212	2,862
Medicines Co. (The)[a]	69	2,487
Prestige Brands Holdings Inc.[a]	101	5,329

		10,678
PROFESSIONAL SERVICES — 0.74%
Advisory Board Co. (The)[a]	237	10,784

Security	Shares	Value
CBIZ Inc.[a]	844	$11,056
Exponent Inc.	96	5,573
ICF International Inc.[a]	161	8,372
Insperity Inc.	40	2,860

		38,645
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.11%
RMR Group Inc. (The) Class A	115	5,497

		5,497
ROAD & RAIL — 1.49%
Heartland Express Inc.	759	15,635
Landstar System Inc.	511	43,231
Old Dominion Freight Line Inc.[a]	123	10,859
Werner Enterprises Inc.	283	7,952

		77,677
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.10%
Cabot Microelectronics Corp.	194	13,097
Cohu Inc.	388	5,122
MKS Instruments Inc.	189	12,455
Rudolph Technologies Inc.[a]	407	9,341
Versum Materials Inc.[a]	614	17,161

		57,176
SOFTWARE — 1.84%
Aspen Technology Inc.[a]	255	13,543
CommVault Systems Inc.[a]	64	3,142
Mentor Graphics Corp.	260	9,597
Progress Software Corp.	724	20,287
QAD Inc. Class A	100	2,890
Take-Two Interactive Software Inc.[a]	517	27,737
Tyler Technologies Inc.[a]	99	14,456
Ultimate Software Group Inc. (The)[a]	23	4,454

		96,106
SPECIALTY RETAIL — 1.70%
American Eagle Outfitters Inc.	244	3,687
Children’s Place Inc. (The)	192	18,624
CST Brands Inc.	95	4,577
DSW Inc. Class A	516	10,918
Finish Line Inc. (The) Class A	144	2,477
Five Below Inc.[a]	64	2,550
Francesca’s Holdings Corp.[a]	156	2,721
Monro Muffler Brake Inc.	132	7,907
Murphy USA Inc.[a]	227	14,460
Sally Beauty Holdings Inc.[a]	299	7,116
Williams-Sonoma Inc.	197	9,497

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Winmark Corp.	37	$4,098

		88,632
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.07%
Electronics For Imaging Inc.[a]	76	3,415

		3,415
TEXTILES, APPAREL & LUXURY GOODS — 0.21%
Carter’s Inc.	101	8,459
Steven Madden Ltd.[a]	72	2,534

		10,993
THRIFTS & MORTGAGE FINANCE — 3.11%
Beneficial Bancorp. Inc.	1,279	22,830
Capitol Federal Financial Inc.	2,073	32,028
HomeStreet Inc.[a]	120	3,144
Kearny Financial Corp./MD	1,488	22,692
Meridian Bancorp. Inc.	845	15,928
Northfield Bancorp. Inc.	721	13,014
Northwest Bancshares Inc.	1,616	27,585
OceanFirst Financial Corp.	237	6,733
Oritani Financial Corp.	643	11,156
Waterstone Financial Inc.	387	7,005

		162,115
TOBACCO — 0.76%
Universal Corp./VA	236	16,048
Vector Group Ltd.	1,071	23,626

		39,674
TRADING COMPANIES & DISTRIBUTORS — 1.48%
Kaman Corp.	404	20,414
MSC Industrial Direct Co. Inc. Class A	341	34,833
SiteOne Landscape Supply Inc.[a]	360	13,831
Watsco Inc.	51	7,790

		76,868

Security	Shares	Value
WATER UTILITIES — 0.79%
American States Water Co.	168	$7,355
Aqua America Inc.	989	30,075
Connecticut Water Service Inc.	68	3,675

		41,105
WIRELESS TELECOMMUNICATION SERVICES — 0.17%
Boingo Wireless Inc.[a]	488	5,710
Spok Holdings Inc.	142	2,918

		8,628

TOTAL COMMON STOCKS
(Cost: $5,029,486)		5,204,728

SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	10,261	10,261

		10,261

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,261)		10,261

TOTAL INVESTMENTS IN SECURITIES — 100.08%
(Cost: $5,039,747)[e]		5,214,989
Other Assets, Less Liabilities — (0.08)%		(3,948)

NET ASSETS — 100.00%		$5,211,041

[a]	Non-income earning security.
[b]	Affiliated issuer. See Schedule 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $5,039,747. Net unrealized appreciation was $175,242, of which $259,134 represented gross unrealized appreciation on securities and $83,892 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the period ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PennyMac Mortgage Investment Trust	—	409	(162)	247	$4,187	$196	$72

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA SMALL-CAP ETF

January 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$5,204,728	$—	$—	$5,204,728
Money market funds	10,261	—	—	10,261

Total	$5,214,989	$—	$—	$5,214,989

See notes to financial statements.

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2017

	iShares Edge MSCI Min Vol Asia ex Japan ETF	iShares Edge MSCI Min Vol Japan ETF	iShares Edge MSCI Min Vol USA ETF

ASSETS
Investments, at cost:
Unaffiliated	$5,739,568	$28,674,534	$11,331,371,669
Affiliated (Note 2)	242,420	431,690	98,779,961

Total cost of investments	$5,981,988	$29,106,224	$11,430,151,630

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$6,048,810	$29,294,600	$12,074,902,444
Affiliated (Note 2)	242,487	431,690	98,797,025

Total fair value of investments	6,291,297	29,726,290	12,173,699,469
Foreign currency, at value[b]	6,664	14,168	—
Receivables:
Investment securities sold	—	—	9,396,666
Dividends and interest	12,711	83,683	12,586,280
Tax reclaims	—	5,784	—

Total Assets	6,310,672	29,829,925	12,195,682,415

LIABILITIES
Payables:
Investment securities purchased	—	—	22,424,842
Collateral for securities on loan (Note 1)	239,986	421,275	75,997,291
Capital shares redeemed	—	—	1,361,403
Foreign taxes (Note 1)	6,154	—	—
Investment advisory fees (Note 2)	1,783	9,912	1,558,926

Total Liabilities	247,923	431,187	101,342,462

NET ASSETS	$6,062,749	$29,398,738	$12,094,339,953

Net assets consist of:
Paid-in capital	$1,937,977	$27,890,806	$11,022,893,251
Undistributed (distributions in excess of) net investment income	(93,147)	(502,881)	12,284,810
Undistributed net realized gain	3,908,090	1,388,065	315,614,053
Net unrealized appreciation	309,829	622,748	743,547,839

NET ASSETS	$6,062,749	$29,398,738	$12,094,339,953

Shares outstanding[c]	200,000	500,000	264,200,000

Net asset value per share	$30.31	$58.80	$45.78

[a]	Securities on loan with values of $228,260, $405,486 and $74,595,645, respectively. See Note 1.
[b]	Cost of foreign currency: $6,571, $14,011 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2017

iShares Edge MSCI Min Vol USA Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$5,025,601
Affiliated (Note 2)	14,146

Total cost of investments	$5,039,747

Investments in securities, at fair value (Note 1):
Unaffiliated	$5,200,541
Affiliated (Note 2)	14,448

Total fair value of investments	5,214,989
Receivables:
Dividends and interest	3,003

Total Assets	5,217,992

LIABILITIES
Payables:
Investment securities purchased	6,152
Investment advisory fees (Note 2)	799

Total Liabilities	6,951

NET ASSETS	$5,211,041

Net assets consist of:
Paid-in capital	$5,033,893
Undistributed net investment income	3,749
Accumulated net realized loss	(1,843)
Net unrealized appreciation	175,242

NET ASSETS	$5,211,041

Shares outstanding[a]	200,000

Net asset value per share	$26.06

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2017

	iShares Edge MSCI Min Vol Asia ex Japan ETF	iShares Edge MSCI Min Vol Japan ETF	iShares Edge MSCI Min Vol USA ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$200,009	$382,103	$168,560,210
Dividends — affiliated (Note 2)	182	32	22,925
Securities lending income — affiliated — net (Note 2)	5,680	3,248	614,107

	205,871	385,383	169,197,242
Less: Other foreign taxes (Note 1)	(12,131)	—	—

Total investment income	193,740	385,383	169,197,242

EXPENSES
Investment advisory fees (Note 2)	20,428	61,269	10,154,911

Total expenses	20,428	61,269	10,154,911

Net investment income	173,312	324,114	159,042,331

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	2,579,913	(684,494)	(121,631,809)
Investments — affiliated (Note 2)	28	—	8,469
In-kind redemptions — unaffiliated	4,067,236	2,710,140	586,958,097
Foreign currency transactions	(1,177)	(30,314)	—
Realized gain distributions from affiliated funds	1	2	825

Net realized gain	6,646,001	1,995,334	465,335,582

Net change in unrealized appreciation/depreciation on:
Investments	(5,542,425)	(2,856,403)	(890,137,670)
Translation of assets and liabilities in foreign currencies	(909)	(2,058)	—

Net change in unrealized appreciation/depreciation	(5,543,334)	(2,858,461)	(890,137,670)

Net realized and unrealized gain (loss)	1,102,667	(863,127)	(424,802,088)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,275,979	$(539,013)	$(265,759,757)

[a]	Net of foreign withholding tax of $30,036, $42,611 and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Period ended January 31, 2017

iShares Edge MSCI Min Vol USA Small-Cap ETF[a]

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$37,162
Dividends — affiliated (Note 2)	204

Total investment income	37,366

EXPENSES
Investment advisory fees (Note 2)	2,725

Total expenses	2,725

Net investment income	34,641

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,916)
Investments — affiliated (Note 2)	72
Realized gain distributions from affiliated funds	1

Net realized loss	(1,843)

Net change in unrealized appreciation/depreciation	175,242

Net realized and unrealized gain	173,399

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$208,040

a For the period from September 7, 2016 (commencement of operations) to January 31, 2017.

b Net of foreign withholding tax of $15.

See notes to financial statements.

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Edge MSCI Min Vol Asia ex Japan ETF		iShares Edge MSCI Min Vol Japan ETF
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$173,312	$1,331,726	$324,114	$520,147
Net realized gain (loss)	6,646,001	(139,955)	1,995,334	450,289
Net change in unrealized appreciation/depreciation	(5,543,334)	6,050,666	(2,858,461)	2,758,767

Net increase (decrease) in net assets resulting from operations	1,275,979	7,242,437	(539,013)	3,729,203

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(970,208)	(676,553)	(1,027,868)	(432,069)
From net realized gain	(2,472,085)	—	—	—

Total distributions to shareholders	(3,442,293)	(676,553)	(1,027,868)	(432,069)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	177,077	108,134,390	5,825,914	39,450,909
Cost of shares redeemed	(111,762,037)	—	(23,722,894)	(11,373,499)

Net increase (decrease) in net assets from capital share transactions	(111,584,960)	108,134,390	(17,896,980)	28,077,410

INCREASE (DECREASE) IN NET ASSETS	(113,751,274)	114,700,274	(19,463,861)	31,374,544

NET ASSETS
Beginning of period	119,814,023	5,113,749	48,862,599	17,488,055

End of period	$6,062,749	$119,814,023	$29,398,738	$48,862,599

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(93,147)	$703,749	$(502,881)	$200,873

SHARES ISSUED AND REDEEMED
Shares sold	—	2,350,000	100,000	700,000
Shares redeemed	(2,250,000)	—	(400,000)	(200,000)

Net increase (decrease) in shares outstanding	(2,250,000)	2,350,000	(300,000)	500,000

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Edge MSCI Min Vol USA ETF		iShares Edge MSCI Min Vol USA Small-Cap ETF
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016	Period from September 7, 2016[a] to January 31, 2017 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$159,042,331	$206,712,401	$34,641
Net realized gain (loss)	465,335,582	217,316,981	(1,843)
Net change in unrealized appreciation/depreciation	(890,137,670)	1,274,445,704	175,242

Net increase (decrease) in net assets resulting from operations	(265,759,757)	1,698,475,086	208,040

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(163,049,932)	(199,746,172)	(30,892)

Total distributions to shareholders	(163,049,932)	(199,746,172)	(30,892)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,226,062,163	10,040,019,610	5,033,893
Cost of shares redeemed	(4,028,182,720)	(1,507,324,908)	—

Net increase (decrease) in net assets from capital share transactions	(2,802,120,557)	8,532,694,702	5,033,893

INCREASE (DECREASE) IN NET ASSETS	(3,230,930,246)	10,031,423,616	5,211,041

NET ASSETS
Beginning of period	15,325,270,199	5,293,846,583	—

End of period	$12,094,339,953	$15,325,270,199	$5,211,041

Undistributed net investment income included in net assets at end of period	$12,284,810	$16,292,411	$3,749

SHARES ISSUED AND REDEEMED
Shares sold	26,900,000	235,100,000	200,000
Shares redeemed	(89,400,000)	(34,700,000)	—

Net increase (decrease) in shares outstanding	(62,500,000)	200,400,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Min Vol Asia ex Japan ETF

	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Period from Jun. 3, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$48.90	$51.14	$52.43	$50.44

Income from investment operations:
Net investment income[b]	0.69	2.31	1.36	0.36
Net realized and unrealized gain (loss)[c]	(2.07)	(3.56)	(1.49)	1.63

Total from investment operations	(1.38)	(1.25)	(0.13)	1.99

Less distributions from:
Net investment income	(4.85)	(0.99)	(1.16)	—
Net realized gain	(12.36)	—	—	—

Total distributions	(17.21)	(0.99)	(1.16)	—

Net asset value, end of period	$30.31	$48.90	$51.14	$52.43

Total return	(1.25)%[d]	(2.31)%	(0.21)%	3.95%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,063	$119,814	$5,114	$5,243
Ratio of expenses to average net assets[e]	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	2.97%	4.87%	2.59%	4.44%
Portfolio turnover rate[f]	6%	44%	44%	0%[g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2017, the years ended July 31, 2016, July 31, 2015 and the period ended July 31, 2014 were 6%, 44%, 21% and 0%, respectively. See Note 4.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Min Vol Japan ETF

	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Period from Jun. 3, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$61.08	$58.29	$53.00	$50.88

Income from investment operations:
Net investment income[b]	0.47	0.95	0.77	0.05
Net realized and unrealized gain (loss)[c]	(1.28)	2.59	5.22	2.07

Total from investment operations	(0.81)	3.54	5.99	2.12

Less distributions from:
Net investment income	(1.47)	(0.75)	(0.70)	—

Total distributions	(1.47)	(0.75)	(0.70)	—

Net asset value, end of period	$58.80	$61.08	$58.29	$53.00

Total return	(1.23)%[d]	6.13%	11.48%	4.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$29,399	$48,863	$17,488	$10,600
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.59%	1.66%	1.42%	0.55%
Portfolio turnover rate[f]	13%	24%	18%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol USA ETF
	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Period from Oct. 18, 2011[a] to Jul. 31, 2012
Net asset value, beginning of period	$46.91	$41.91	$36.66	$33.75	$29.48	$25.32

Income from investment operations:
Net investment income[b]	0.54	0.96	0.84	0.76	0.83	0.56
Net realized and unrealized gain (loss)[c]	(1.11)	4.95	5.18	3.00	4.13	3.85

Total from investment operations	(0.57)	5.91	6.02	3.76	4.96	4.41

Less distributions from:
Net investment income	(0.56)	(0.91)	(0.77)	(0.85)	(0.69)	(0.25)

Total distributions	(0.56)	(0.91)	(0.77)	(0.85)	(0.69)	(0.25)

Net asset value, end of period	$45.78	$46.91	$41.91	$36.66	$33.75	$29.48

Total return	(1.21)%[d]	14.35%	16.52%	11.27%	17.08%	17.50%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,094,340	$15,325,270	$5,293,847	$2,577,532	$2,325,294	$353,808
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.35%	2.23%	2.06%	2.15%	2.56%	2.48%
Portfolio turnover rate[f]	11%	28%	23%	24%	26%	30%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Edge MSCI Min Vol USA Small-Cap ETF

Period from Sept. 7, 2016[a] to Jan. 31, 2017 (Unaudited)
Net asset value, beginning of period	$25.11

Income from investment operations:
Net investment income[b]	0.26
Net realized and unrealized gain[c]	0.90

Total from investment operations	1.16

Less distributions from:
Net investment income	(0.21)

Total distributions	(0.21)

Net asset value, end of period	$26.06

Total return	4.61%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,211
Ratio of expenses to average net assets[e]	0.20%
Ratio of net investment income to average net assets[e]	2.54%
Portfolio turnover rate[f]	26%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Edge MSCI Min Vol Asia ex Japan	Non-diversified
Edge MSCI Min Vol Japan	Non-diversified
Edge MSCI Min Vol USA	Diversified
Edge MSCI Min Vol USA Small-Cap ETF[a]	Non-diversified

[a]	The Fund commenced operations on September 7, 2016.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105%

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Edge MSCI Min Vol Asia ex Japan
Citigroup Global Markets Inc.	$51,128	$51,128	$—
Credit Suisse Securities (USA) LLC	9,072	9,072	—
Deutsche Bank Securities Inc.	51,353	51,353	—
Morgan Stanley & Co. LLC	116,707	116,707	—

	$228,260	$228,260	$—

Edge MSCI Min Vol Japan
BNP Paribas Prime Brokerage Inc.	$292,783	$292,783	$—
State Street Bank & Trust Company	112,703	112,703	—

	$405,486	$405,486	$—

Edge MSCI Min Vol USA
Barclays Capital Inc.	$2,517,191	$2,517,191	$—
BNP Paribas New York Branch	499,416	499,416	—
BNP Paribas Prime Brokerage Inc.	149,770	149,770	—
BNP Paribas Prime Brokerage International Ltd.	148,380	148,380	—
Citigroup Global Markets Inc.	2,927,283	2,927,283	—
Deutsche Bank Securities Inc.	10,119,243	10,119,243	—
Goldman Sachs & Co.	11,526,902	11,526,902	—
JPMorgan Securities LLC	20,077,058	20,077,058	—
Merrill Lynch, Pierce, Fenner & Smith	7,597,048	7,597,048	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	5,992,310	5,992,310	—
Nomura Securities International Inc.	185,000	185,000	—
State Street Bank & Trust Company	1,696,736	1,696,736	—
UBS Securities LLC	11,159,308	11,159,308	—

	$74,595,645	$74,595,645	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Edge MSCI Min Vol Asia ex Japan	0.35%
Edge MSCI Min Vol Japan	0.30
Edge MSCI Min Vol USA	0.15
Edge MSCI Min Vol USA Small-Cap	0.20

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares Edge MSCI Min Vol USA ETF and iShares Edge MSCI Min Vol USA Small-Cap ETF (the “Group 1 Funds”), retain 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares Edge MSCI Min Vol Asia ex Japan ETF and iShares Edge MSCI Min Vol Japan ETF (the “Group 2 Funds”), retain 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Edge MSCI Min Vol Asia ex Japan	$1,283
Edge MSCI Min Vol Japan	834
Edge MSCI Min Vol USA	251,898

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Min Vol Asia ex Japan	$71,552	$78,535
Edge MSCI Min Vol USA	128,707,564	266,586,868
Edge MSCI Min Vol USA Small-Cap	62,828	154,201

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2017 were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Min Vol Asia ex Japan	$1,399,066	$49,646,175
Edge MSCI Min Vol Japan	4,981,914	5,799,942
Edge MSCI Min Vol USA	1,551,249,156	1,610,052,380
Edge MSCI Min Vol USA Small-Cap	989,373	888,227

In-kind transactions (see Note 4) for the six months ended January 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Edge MSCI Min Vol Asia ex Japan	$—	$66,089,105
Edge MSCI Min Vol Japan	5,708,369	23,453,770
Edge MSCI Min Vol USA	1,194,707,696	3,915,546,108
Edge MSCI Min Vol USA Small-Cap	4,930,184	—

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2016, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Edged MSCI Min Vol Asia ex Japan	$97,570
Edged MSCI Min Vol Japan	26,123
Edged MSCI Min Vol USA	37,606,384

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

iSHARES® TRUST

iShares Edge MSCI Min Vol USA Small-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on June 21-23, 2016, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the proposed investment advisory fee and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	49

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on the review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had previously received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	51

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total per Share
Edged MSCI Min Vol Asia ex Japan	$4.714679	$12.360425	$0.136361	$17.211465	27%	72%	1%	100%
Edged MSCI Min Vol USA	0.476832	—	0.078880	0.555712	86	—	14	100
Edge MSCI Min Vol USA Small-Cap	0.146837	—	0.059110	0.205947	71	—	29	100

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	53

Notes:

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-709-0117

JANUARY 31, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core MSCI EAFE ETF | IEFA | NYSE Arca
➢	iShares Core MSCI Europe ETF | IEUR | NYSE Arca
➢	iShares Core MSCI Pacific ETF | IPAC | NYSE Arca
➢	iShares Core MSCI Total International Stock ETF | IXUS | NASDAQ

Fund Performance Overview

iSHARES® CORE MSCI EAFE ETF

Performance as of January 31, 2017

The iShares Core MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE IMI (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 3.45%, net of fees, while the total return for the Index was 3.42%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.66%	11.36%	12.40%	12.66%	11.36%	12.40%
Since Inception	5.79%	5.79%	5.67%	27.30%	27.32%	26.66%

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,034.50	$0.46	$1,000.00	$1,024.80	$0.46	0.09%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR As of 1/31/17
Sector	Percentage of Total Investments*
Financials	19.99%
Industrials	15.28
Consumer Discretionary	12.86
Consumer Staples	10.48
Health Care	10.03
Materials	8.42
Information Technology	6.25
Energy	4.84
Real Estate	4.72
Telecommunication Services	4.04
Utilities	3.09

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 1/31/17
Country	Percentage of Total Investments*
Japan	25.37%
United Kingdom	18.01
France	9.09
Germany	8.89
Switzerland	8.21
Australia	7.39
Hong Kong	3.25
Sweden	3.23
Netherlands	3.07
Spain	3.05

TOTAL	89.56%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE MSCI EUROPE ETF

Performance as of January 31, 2017

The iShares Core MSCI Europe ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization European equities, as represented by the MSCI Europe IMI (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 2.92%, net of fees, while the total return for the Index was 2.92%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.22%	8.94%	9.06%	9.22%	8.94%	9.06%
Since Inception	(4.41)%	(4.23)%	(4.64)%	(11.24)%	(10.81)%	(11.78)%

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,029.20	$0.56	$1,000.00	$1,024.70	$0.56	0.11%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR As of 1/31/17
Sector	Percentage of Total Investments*
Financials	19.83%
Industrials	14.20
Consumer Staples	12.69
Health Care	12.14
Consumer Discretionary	11.30
Materials	8.52
Energy	6.88
Information Technology	4.97
Telecommunication Services	3.76
Utilities	3.32
Real Estate	2.39

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 1/31/17
Country	Percentage of Total Investments*
United Kingdom	29.29%
France	14.79
Germany	14.43
Switzerland	13.34
Sweden	5.26
Spain	4.97
Netherlands	4.97
Italy	3.60
Denmark	2.70
Belgium	2.04

TOTAL	95.39%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CORE MSCI PACIFIC ETF

Performance as of January 31, 2017

The iShares Core MSCI Pacific ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization Pacific region equities, as represented by the MSCI Pacific IMI (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 4.73%, net of fees, while the total return for the Index was 4.57%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.88%	16.76%	18.88%	18.88%	16.76%	18.88%
Since Inception	3.20%	3.00%	3.35%	8.71%	8.14%	9.08%
The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,047.30	$0.57	$1,000.00	$1,024.70	$0.56	0.11%
[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR As of 1/31/17
Sector	Percentage of Total Investments*
Financials	20.26%
Industrials	17.40
Consumer Discretionary	15.40
Real Estate	8.55
Materials	8.32
Information Technology	7.85
Consumer Staples	6.86
Health Care	6.41
Telecommunication Services	4.61
Utilities	2.79
Energy	1.55

TOTAL	100.00%

ALLOCATION BY COUNTRY As of 1/31/17
Country	Percentage of Total Investments*
Japan	67.33%
Australia	19.54
Hong Kong	8.69
Singapore	3.60
New Zealand	0.84

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

Performance as of January 31, 2017

The iShares Core MSCI Total International Stock ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization non-U.S. equities, as represented by the MSCI ACWI ex USA IMI (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 3.97%, net of fees, while the total return for the Index was 3.91%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.50%	15.57%	16.19%	16.50%	15.57%	16.19%
Since Inception	4.06%	4.13%	3.99%	18.62%	18.94%	18.23%

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,039.70	$0.62	$1,000.00	$1,024.60	$0.61	0.12%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR As of 1/31/17
Sector/Investment Type	Percentage of Total Investments*
Financials	21.69%
Industrials	12.88
Consumer Discretionary	11.87
Information Technology	9.83
Consumer Staples	9.22
Materials	8.71
Health Care	7.80
Energy	6.35
Real Estate	4.20
Telecommunication Services	4.13
Utilities	3.00
Investment Companies	0.32

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 1/31/17
Country	Percentage of Total Investments*
Japan	17.74%
United Kingdom	12.60
Canada	7.17
France	6.35
Germany	6.20
China	6.00
Switzerland	5.74
Australia	5.17
South Korea	3.43
Taiwan	2.94

TOTAL	73.34%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2016 and held through January 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.98%

AUSTRALIA — 7.36%
Abacus Property Group	530,819	$1,132,349
Adelaide Brighton Ltd.	609,393	2,368,617
AGL Energy Ltd.	845,489	14,505,874
Ainsworth Game Technology Ltd.[a]	305,945	420,387
ALS Ltd.	646,134	2,903,834
Altium Ltd.	171,856	1,052,848
Alumina Ltd.	2,982,741	4,392,834
Amcor Ltd./Australia	1,431,330	15,538,293
AMP Ltd.	3,623,922	13,755,499
Ansell Ltd.	180,669	3,261,542
APA Group	1,420,410	9,079,320
APN News & Media Ltd.[b]	419,377	808,660
APN Outdoor Group Ltd.	247,707	1,058,703
ARB Corp. Ltd.	108,443	1,334,480
Ardent Leisure Group	595,895	949,985
Aristocrat Leisure Ltd.	672,925	7,805,802
Arrium Ltd.[a,b]	3,868,598	29
Asaleo Care Ltd.	689,262	790,112
ASX Ltd.	238,226	9,022,568
Aurizon Holdings Ltd.	2,509,796	9,545,609
AusNet Services	2,519,099	3,021,550
Australia & New Zealand Banking Group Ltd.	3,603,825	80,132,847
Australian Agricultural Co. Ltd.[a,b]	625,004	695,101
Australian Pharmaceutical Industries Ltd.	569,284	814,644
Automotive Holdings Group Ltd.	335,659	996,329
Aveo Group	657,346	1,591,887
AWE Ltd.[b]	961,437	423,327
Bank of Queensland Ltd.	456,900	4,151,861
Bapcor Ltd.	367,437	1,528,590
Beach Energy Ltd.	1,921,181	1,093,848
Bega Cheese Ltd.	230,503	897,680
Bellamy’s Australia Ltd.[a]	116,564	374,311
Bendigo & Adelaide Bank Ltd.	563,627	5,369,861
BHP Billiton Ltd.	3,960,857	80,103,389
Blackmores Ltd.[a]	16,261	1,425,794
BlueScope Steel Ltd.	709,555	6,038,363
Boral Ltd.	1,429,057	6,313,934
Brambles Ltd.	1,962,024	15,505,385
BT Investment Management Ltd.	232,743	1,652,022
BWP Trust	768,691	1,703,971

Security	Shares	Value
Cabcharge Australia Ltd.	263,989	$731,486
Caltex Australia Ltd.	323,886	7,032,111
carsales.com Ltd.	286,073	2,267,279
Challenger Ltd./Australia	705,331	5,900,680
Charter Hall Group	536,711	1,914,987
Charter Hall Retail REIT	440,458	1,414,400
CIMIC Group Ltd.	123,972	3,228,087
Cleanaway Waste Management Ltd.	2,074,324	1,795,184
Coca-Cola Amatil Ltd.	699,208	5,175,336
Cochlear Ltd.	71,817	6,824,251
Commonwealth Bank of Australia	2,111,232	130,879,866
Computershare Ltd.	576,307	5,639,418
Corporate Travel Management Ltd.[a]	86,739	1,144,436
Cromwell Property Group	2,074,331	1,535,360
Crown Resorts Ltd.	439,853	3,806,623
CSL Ltd.	563,750	48,061,112
CSR Ltd.	677,987	2,269,799
Dexus Property Group	1,181,880	8,057,072
Domino’s Pizza Enterprises Ltd.	76,823	3,467,134
Downer EDI Ltd.	571,198	2,688,474
DUET Group	3,096,126	6,581,186
DuluxGroup Ltd.	533,295	2,457,444
Energy World Corp. Ltd.[a,b]	798,688	236,466
Evolution Mining Ltd.	1,462,500	2,364,847
Fairfax Media Ltd.	3,003,270	1,937,942
FlexiGroup Ltd./Australia	466,585	807,594
Flight Centre Travel Group Ltd.[a]	69,557	1,580,957
Fortescue Metals Group Ltd.	1,923,497	9,725,082
G8 Education Ltd.	447,003	1,211,452
Galaxy Resources Ltd.[a,b]	1,946,438	901,359
Genworth Mortgage Insurance Australia Ltd.	353,277	893,073
Goodman Group	2,190,853	11,509,245
GPT Group (The)	2,166,876	7,698,523
GrainCorp Ltd. Class A	239,727	1,730,713
Greencross Ltd.	126,238	631,543
GUD Holdings Ltd.	146,879	1,082,696
GWA Group Ltd.	368,494	732,924
Harvey Norman Holdings Ltd.	693,205	2,631,232
Healthscope Ltd.	2,113,442	3,513,678
Iluka Resources Ltd.	522,442	2,990,453
Incitec Pivot Ltd.	2,090,049	6,108,642
Independence Group NL	630,261	1,803,804

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Insurance Australia Group Ltd.	3,016,751	$13,214,258
Investa Office Fund	750,367	2,563,384
Invocare Ltd.	159,585	1,608,858
IOOF Holdings Ltd.	352,729	2,436,745
IPH Ltd.	176,359	658,704
Iress Ltd.	184,258	1,580,638
iSentia Group Ltd.	357,217	710,495
Jacana Minerals Ltd.[a,b]	6,357	—
James Hardie Industries PLC	552,881	8,679,800
Japara Healthcare Ltd.	510,516	813,872
JB Hi-Fi Ltd.	142,583	2,992,887
Karoon Gas Australia Ltd.[a,b]	421,959	574,993
LendLease Group	669,858	7,165,083
Link Administration Holdings Ltd.	452,428	2,634,343
Liquefied Natural Gas Ltd.[a,b]	766,652	497,613
Macquarie Atlas Roads Group	574,410	2,189,038
Macquarie Group Ltd.	375,503	24,116,334
Magellan Financial Group Ltd.	154,143	2,749,914
Mantra Group Ltd.	456,046	938,222
Mayne Pharma Group Ltd.[a,b]	1,753,550	1,677,321
McMillan Shakespeare Ltd.	111,225	884,894
Medibank Pvt Ltd.	3,416,628	7,003,078
Metcash Ltd.[b]	1,258,524	2,015,912
Mineral Resources Ltd.	165,173	1,541,056
Mirvac Group	4,457,475	6,869,300
Monadelphous Group Ltd.	135,774	1,070,927
Myer Holdings Ltd.	1,064,692	977,996
National Australia Bank Ltd.	3,272,265	75,343,950
Navitas Ltd.	376,028	1,264,595
Newcrest Mining Ltd.	933,896	15,264,060
NEXTDC Ltd.[a,b]	483,340	1,130,137
Nine Entertainment Co. Holdings Ltd.	956,060	722,164
Northern Star Resources Ltd.	717,227	2,074,479
Nufarm Ltd./Australia	252,617	1,720,214
Oil Search Ltd.	1,682,164	8,773,090
oOh!media Ltd.	285,812	969,874
Orica Ltd.	470,147	6,692,100
Origin Energy Ltd.	2,161,986	11,636,614
Orocobre Ltd.[b]	267,090	855,653
Orora Ltd.	1,597,473	3,456,256
OZ Minerals Ltd.	361,651	2,465,435
Pact Group Holdings Ltd.	306,463	1,519,213
Perpetual Ltd.	62,783	2,230,568
Pilbara Minerals Ltd.[b]	1,374,873	558,398

Security	Shares	Value
Platinum Asset Management Ltd.	333,970	$1,265,131
Premier Investments Ltd.	123,646	1,210,869
Primary Health Care Ltd.	643,253	1,831,220
Qantas Airways Ltd.	621,953	1,610,050
QBE Insurance Group Ltd.	1,689,639	16,033,615
Qube Holdings Ltd.	1,211,500	2,115,333
Ramsay Health Care Ltd.	175,761	8,913,053
REA Group Ltd.	69,678	2,780,216
Regis Resources Ltd.	583,902	1,409,596
Reliance Worldwide Corp. Ltd.[b]	601,299	1,323,781
Resolute Mining Ltd.	996,826	1,101,057
Retail Food Group Ltd.	193,604	946,515
Rio Tinto Ltd.	516,455	26,143,010
Sandfire Resources NL	218,501	1,091,458
Santos Ltd.	2,230,413	6,772,871
Saracen Mineral Holdings Ltd.[a,b]	1,219,741	981,524
Scentre Group	6,532,045	21,818,724
Seek Ltd.	413,255	4,530,152
Seven West Media Ltd.	1,380,492	848,880
Shopping Centres Australasia Property Group	1,069,843	1,762,411
Sigma Pharmaceuticals Ltd.	1,562,301	1,429,155
Sims Metal Management Ltd.	216,945	1,842,923
Sirtex Medical Ltd.	80,494	878,719
Sonic Healthcare Ltd.	485,399	7,671,974
South32 Ltd.	6,564,306	13,704,053
Southern Cross Media Group Ltd.	1,061,805	1,184,922
Spark Infrastructure Group	2,102,182	3,734,338
Spotless Group Holdings Ltd.	1,463,295	1,044,209
St. Barbara Ltd.[b]	674,733	1,188,358
Star Entertainment Grp Ltd. (The)	962,607	3,485,739
Steadfast Group Ltd.	1,238,746	2,153,502
Stockland	2,909,750	9,608,873
Suncorp Group Ltd.	1,585,676	15,685,067
Super Retail Group Ltd.	184,791	1,366,367
Sydney Airport	1,362,936	6,052,835
Syrah Resources Ltd.[a,b]	344,186	804,769
Tabcorp Holdings Ltd.	991,957	3,569,429
Tatts Group Ltd.	1,771,033	5,835,041
Technology One Ltd.	390,679	1,527,407
Telstra Corp. Ltd.	5,262,502	19,975,138
Tox Free Solutions Ltd.	481,975	969,612
TPG Telecom Ltd.	437,584	2,149,281
Transurban Group	2,526,556	19,563,953

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Treasury Wine Estates Ltd.	907,999	$8,016,644
Vicinity Centres	4,087,010	8,873,588
Virtus Health Ltd.	193,624	751,117
Vocus Group Ltd.	659,132	2,021,535
Webjet Ltd.	120,942	1,035,652
Wesfarmers Ltd.	1,382,303	42,247,842
Western Areas Ltd.[a,b]	396,892	738,186
Westfield Corp.	2,400,905	16,021,064
Westpac Banking Corp.	4,117,385	99,116,333
Whitehaven Coal Ltd.[b]	770,837	1,661,913
Woodside Petroleum Ltd.	929,636	22,272,934
Woolworths Ltd.	1,569,552	29,311,519
WorleyParsons Ltd.[a,b]	261,062	1,960,051

		1,325,311,962
AUSTRIA — 0.29%
Andritz AG	88,169	4,760,878
BUWOG AG	108,852	2,597,411
CA Immobilien Anlagen AG	88,936	1,752,623
Conwert Immobilien Invest SE	37,719	661,175
DO & CO AGa	9,805	614,583
Erste Group Bank AG	367,494	11,175,825
EVN AG	45,754	560,722
IMMOFINANZ AG	910,602	1,670,981
Lenzing AG	12,508	1,789,028
Oesterreichische Post AG	42,454	1,536,523
OMV AG	185,316	6,481,772
Raiffeisen Bank International AGb	145,428	3,229,721
RHI AG	39,483	972,646
S IMMO AG	75,432	874,703
Schoeller-Bleckmann Oilfield Equipment AG	14,940	1,126,806
Semperit AG Holding[a]	16,052	504,636
UNIQA Insurance Group AG	167,501	1,379,360
Vienna Insurance Group AG Wiener Versicherung Gruppe	54,129	1,317,065
Voestalpine AG	134,895	5,714,617
Wienerberger AG	145,655	2,811,332
Zumtobel Group AG	39,826	668,841

		52,201,248
BELGIUM — 1.25%
Ablynx NVa,b	96,018	1,233,267
Ackermans & van Haaren NV	29,308	3,993,986
Aedifica SA	25,677	1,952,984
Ageas	232,074	9,926,760

Security	Shares	Value
AGFA-Gevaert NVb	274,853	$1,085,064
Anheuser-Busch InBev SA/NV	933,479	96,997,173
Barco NV	18,261	1,587,259
Befimmo SA	29,544	1,620,995
Bekaert SA	43,277	1,875,455
bpost SA	117,341	2,836,750
Cie. d’Entreprises CFE	10,028	1,104,859
Cofinimmo SA	24,269	2,723,727
Colruyt SA	80,836	3,955,637
D’ieteren SA/NV	30,510	1,378,401
Econocom Group SA/NVa	101,137	1,526,904
Elia System Operator SA/NV	44,313	2,211,038
Euronav NV	167,982	1,307,075
EVS Broadcast Equipment SA	26,133	905,154
Fagron[a,b]	64,320	625,596
Galapagos NVa,b	47,927	3,105,093
Gimv NV	32,670	1,823,579
Groupe Bruxelles Lambert SA	93,501	7,961,458
Ion Beam Applications	32,230	1,369,728
KBC Ancora[b]	44,701	1,970,257
KBC Group NV	305,678	19,827,384
Kinepolis Group NV	22,840	1,095,934
Melexis NV	26,068	1,958,496
Nyrstar NVa,b	101,161	855,357
Ontex Group NV	94,636	2,865,693
Orange Belgium SAb	52,957	1,195,548
Proximus SADP	171,849	4,933,579
Sofina SA	20,891	2,835,660
Solvay SA	88,477	10,360,114
Telenet Group Holding NVa,b	65,726	3,524,514
Tessenderlo Chemie NVb	41,057	1,525,451
UCB SA	154,091	10,611,048
Umicore SA	115,600	6,471,319
Warehouses De Pauw CVA	22,133	2,009,208

		225,147,504
DENMARK — 1.65%
ALK-Abello A/Sa	8,390	1,237,445
Alm Brand A/S	156,318	1,226,594
Ambu A/S Class Ba	38,750	1,658,269
AP Moller — Maersk A/S Class A	5,098	8,133,924
AP Moller — Maersk A/S Class B	7,495	12,513,812
Bang & Olufsen A/Sa,b	55,522	810,829
Bavarian Nordic A/Sa,b	40,253	1,579,283
Carlsberg A/S Class B	127,906	11,560,570
Chr Hansen Holding A/S	119,999	7,323,604

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Coloplast A/S Class Ba	143,554	$10,279,783
D/S Norden A/Sa,b	46,458	826,979
Danske Bank A/S	833,302	27,765,432
Dfds A/S	36,342	1,777,546
DONG Energy A/Sb,c	107,390	4,068,205
DSV A/S	230,583	11,204,475
FLSmidth & Co. A/S	48,209	2,240,292
Genmab A/Sb	70,121	13,531,444
GN Store Nord A/S	179,074	3,999,488
ISS A/S	197,977	7,039,579
Jyske Bank A/S Registered	84,551	4,349,306
Matas A/S	64,150	936,830
NKT Holding A/S	33,152	2,560,418
NNIT A/Sa,c	21,693	572,129
Novo Nordisk A/S Class B	2,356,372	84,711,330
Novozymes A/S Class B	281,557	10,977,033
Pandora A/S	136,389	17,866,646
Per Aarsleff Holding A/S	34,681	897,035
Rockwool International A/S Class B	8,957	1,598,302
Royal Unibrew A/S	54,060	2,052,643
Schouw & Co. AB	20,193	1,524,349
SimCorp A/S	53,704	2,751,610
Solar A/S Class B	10,494	566,497
Spar Nord Bank A/S	155,315	1,811,158
Sydbank A/S	96,727	3,204,649
TDC A/Sb	986,710	5,197,512
Topdanmark A/Sb	95,393	2,511,728
TORM PLC[a]	35,112	329,089
Tryg A/S	141,802	2,709,605
Vestas Wind Systems A/S	271,965	19,032,571
William Demant Holding A/Sb	150,744	2,821,330

		297,759,323
FINLAND — 1.02%
Amer Sports OYJ	141,938	3,768,852
Cargotec OYJ Class B	45,654	2,191,607
Caverion Corp.	128,368	1,030,744
Citycon OYJ	496,040	1,234,034
Cramo OYJ	53,306	1,327,860
Elisa OYJ	169,282	5,713,313
Fortum OYJ	553,044	8,839,610
Huhtamaki OYJ	113,188	4,158,958
Kemira OYJ	128,921	1,617,563
Kesko OYJ Class B	80,065	4,053,755
Kone OYJ Class Ba	415,143	18,798,231

Security	Shares	Value
Konecranes OYJ[a]	63,052	$2,476,900
Metsa Board OYJ	247,917	1,695,959
Metso OYJ	136,246	4,190,481
Neste OYJ	160,030	5,579,188
Nokia OYJ	7,186,522	32,230,875
Nokian Renkaat OYJ	140,084	5,256,219
Oriola-KD OYJ Class B	150,238	712,770
Orion OYJ Class B	127,142	5,924,791
Outokumpu OYJ[b]	360,132	3,220,586
Outotec OYJ[a,b]	196,381	1,117,386
PKC Group OYJ	43,476	1,099,908
Ramirent OYJ	96,965	723,052
Sampo OYJ Class A	550,541	25,524,203
Sanoma OYJ	102,183	929,814
Sponda OYJ	287,012	1,306,453
Stora Enso OYJ Class R	666,871	7,581,634
Technopolis OYJ	280,288	932,954
Tieto OYJ	74,932	2,077,922
UPM-Kymmene OYJ	654,198	14,846,830
Uponor OYJ	74,153	1,342,297
Valmet OYJ	157,068	2,483,346
Wartsila OYJ Abp	181,117	9,091,806
YIT OYJ	155,078	1,231,807

		184,311,708
FRANCE — 9.05%
AB Science SAa,b	34,762	503,402
ABC Arbitrage	127,229	936,351
Accor SA	203,631	8,253,503
Adocia[a,b]	9,328	232,866
Aeroports de Paris	36,617	4,064,044
Air France-KLM[a,b]	187,098	990,158
Air Liquide SA	475,463	51,383,296
Airbus SE	712,661	48,336,051
Albioma SA	41,258	704,483
Alstom SAb	187,493	5,318,873
Alten SA	39,059	2,912,564
Altran Technologies SA	174,073	2,578,195
APERAM SA	59,157	2,792,825
ArcelorMittal[b]	2,262,787	17,579,940
Arkema SA	82,651	8,163,935
Assystem	16,033	509,063
Atos SE	109,523	11,657,427
AXA SA	2,373,037	58,266,385
BNP Paribas SA	1,295,704	82,867,835
Boiron SA	9,550	882,419

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Bollore SA	1,048,945	$4,193,168
Bonduelle SCA	18,406	475,205
Bourbon Corp.[a]	27,141	326,750
Bouygues SA	250,360	9,105,835
Bureau Veritas SA	324,141	6,347,422
Capgemini SA	199,086	16,216,027
Carrefour SA	688,937	16,867,426
Casino Guichard Perrachon SA	67,390	3,634,136
Cellectis SAa,b	36,611	646,105
CGG SAa,b	34,515	346,893
Christian Dior SE	67,280	14,451,015
Cie. de Saint-Gobain	607,269	29,860,546
Cie. Generale des Etablissements Michelin Class B	220,585	23,690,826
Cie. Plastic Omnium SA	73,613	2,497,983
CNP Assurances	215,065	4,040,635
Coface SAb	131,000	846,599
Credit Agricole SA	1,357,015	17,986,946
Danone SA	720,053	45,125,581
Dassault Aviation SA	2,820	3,252,829
Dassault Systemes SE	159,927	12,388,680
DBV Technologies SAb	23,192	1,581,012
Derichebourg SA	135,230	622,570
Edenred	258,800	5,639,852
Eiffage SA	71,128	5,117,874
Electricite de France SA	322,765	3,181,167
Elior Group[c]	134,551	3,009,972
Elis SA	120,853	2,166,098
Engie SA	1,926,979	23,042,714
Eramet[a,b]	11,613	667,669
Essilor International SA	253,806	29,732,841
Esso SA Francaise[b]	2,461	110,320
Etablissements Maurel et Prom[b]	190,892	874,699
Euler Hermes Group	19,509	1,762,360
Eurazeo SA	49,463	3,045,847
Eurofins Scientific SE	13,550	6,077,047
Euronext NVc	78,057	3,456,496
Europcar Groupe SAb,c	114,876	1,216,636
Eutelsat Communications SA	217,101	3,701,148
Faiveley Transport SA	14,242	1,541,904
Faurecia	81,627	3,544,010
FFP	5,298	462,052
Fonciere des Regions	38,160	3,177,505
Gaztransport Et Technigaz SAa	35,464	1,463,860

Security	Shares	Value
Gecina SA	49,293	$6,355,225
Genfit[a,b]	38,655	853,035
Groupe Eurotunnel SE Registered	570,472	5,306,295
Groupe Fnac SAb	22,992	1,490,848
Guerbet[a]	9,448	817,551
Havas SA	223,635	2,012,248
Hermes International	32,736	14,237,796
ICADE	43,098	3,051,661
Iliad SA	32,510	6,954,689
Imerys SA	44,663	3,586,744
Ingenico Group SA	67,863	5,724,886
Innate Pharma SAa,b	66,396	934,957
Ipsen SA	46,648	3,614,576
IPSOS	49,605	1,643,893
JCDecaux SAa	92,416	2,955,271
Kering	92,745	22,070,545
Klepierre	262,306	9,964,116
Korian SA	58,043	1,662,268
L’Oreal SA	307,672	55,976,576
Lagardere SCA	147,607	3,702,434
Legrand SA	324,754	18,874,721
LISI	22,229	805,007
LVMH Moet Hennessy Louis Vuitton SE	342,075	68,982,386
Marie Brizard Wine & Spirits SAa,b	49,806	899,960
Mercialys SA	70,828	1,387,740
Mersen SA	26,958	661,331
Metropole Television SA	93,015	1,828,986
Natixis SA	1,146,248	6,794,546
Naturex[b]	10,409	970,789
Neopost SA	46,351	1,532,300
Nexans SAb	33,508	1,944,952
Nexity SA	51,532	2,531,697
Orange SA	2,429,754	37,615,096
Orpea	52,668	4,291,641
Parrot SAa,b	44,699	417,849
Pernod Ricard SA	258,694	30,291,481
Peugeot SAb	588,122	10,932,037
Publicis Groupe SA	235,769	16,194,809
Rallye SA	32,280	716,887
Remy Cointreau SA	26,966	2,450,564
Renault SA	233,941	21,080,139
Rexel SA	369,937	6,438,634

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Rubis SCA	53,938	$4,543,186
Safran SA	382,017	25,885,435
Sanofi	1,422,749	114,533,227
Sartorius Stedim Biotech	35,543	2,151,034
Schneider Electric SE	685,403	49,050,158
SCOR SE	199,388	6,756,333
SEB SA	28,639	3,607,243
SES SA	453,461	8,825,898
SFR Group SAb	119,284	3,462,529
Societe BIC SA	36,408	4,762,849
Societe Generale SA	937,191	45,835,283
Sodexo SA	112,263	12,417,373
Sopra Steria Group	19,280	2,236,734
SPIE SA	105,174	2,386,893
STMicroelectronics NV	790,015	10,411,717
Suez	413,219	6,265,319
Tarkett SA	26,144	1,016,290
Technicolor SA Registered	457,728	1,963,827
Teleperformance	71,980	7,709,648
Television Francaise 1[a]	151,337	1,666,574
Thales SA	130,901	12,276,310
Total SA	2,758,165	139,081,771
Trigano SA	13,840	1,241,422
Ubisoft Entertainment SAb	112,818	3,708,880
Unibail-Rodamco SE	119,765	27,562,131
Valeo SA	290,392	17,737,485
Vallourec SAa,b	399,472	2,837,195
Veolia Environnement SA	592,634	10,084,038
Vicat SA	24,749	1,504,744
Vinci SA	617,994	43,344,519
Virbac SAb	5,375	991,265
Vivendi SA	1,263,622	23,133,206
Wendel SA	34,438	4,075,278
Worldline SA/France[b,c]	62,493	1,686,717
Zodiac Aerospace	249,521	7,577,373

		1,629,318,925
GERMANY — 8.33%
Aareal Bank AG	70,428	2,720,988
adidas AG	232,787	36,641,601
ADO Properties SAc	45,162	1,615,254
ADVA Optical Networking SEb	81,351	679,943
AIXTRON SEb	152,853	563,953
Allianz SE Registered	558,273	94,601,477
Alstria office REIT AGa	176,804	2,209,749

Security	Shares	Value
AURELIUS Equity Opportunities SE & Co KGaA	31,384	$1,979,039
Aurubis AGa	40,713	2,397,041
Axel Springer SE	52,390	2,758,423
BASF SE	1,124,134	108,267,597
Bayer AG Registered	1,018,215	112,569,402
Bayerische Motoren Werke AG	402,748	36,634,980
BayWa AGa	21,387	726,093
Bechtle AG	20,685	2,097,279
Beiersdorf AG	122,224	10,823,250
Bertrandt AG	9,409	937,620
Bijou Brigitte AG	3,824	231,301
Bilfinger SEa,b	44,543	1,846,800
Borussia Dortmund GmbH & Co. KGaA	198,374	1,141,374
Brenntag AG	188,732	10,960,956
CANCOM SEa	25,344	1,188,283
Carl Zeiss Meditec AG Bearer	44,314	1,654,844
Cewe Stiftung & Co. KGAA	14,186	1,153,490
comdirect bank AG	46,120	485,211
Commerzbank AG	1,291,995	11,188,225
CompuGroup Medical SE	34,128	1,342,510
Continental AG	134,008	26,169,421
Covestro AGc	90,272	6,779,234
CTS Eventim AG & Co. KGaA	63,720	2,210,821
Daimler AG Registered	1,173,596	87,956,982
Deutsche Bank AG Registered[b]	1,699,082	33,767,686
Deutsche Beteiligungs AG	28,965	1,041,903
Deutsche Boerse AGb	231,034	21,282,595
Deutsche Euroshop AG	53,975	2,243,111
Deutsche Lufthansa AG Registered[a]	278,003	3,705,901
Deutsche Pfandbriefbank AGc	135,062	1,373,644
Deutsche Post AG Registered	1,182,118	39,545,482
Deutsche Telekom AG Registered	3,990,098	69,683,532
Deutsche Wohnen AG Bearer	416,586	13,569,166
DEUTZ AG	146,018	968,429
Dialog Semiconductor PLC[b]	96,382	4,473,674
DIC Asset AG	96,809	957,287
Diebold Nixdorf AG	11,846	844,034
DMG Mori AG	52,448	2,531,921
Drillisch AGa	55,273	2,557,790
Duerr AG	31,532	2,727,153
E.ON SE	2,451,121	18,815,328

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
ElringKlinger AGa	43,097	$763,596
Evonik Industries AG	197,934	6,412,941
Evotec AGb	202,106	1,537,649
Fraport AG Frankfurt Airport Services Worldwide	49,204	2,938,438
Freenet AG	151,260	4,537,836
Fresenius Medical Care AG & Co. KGaA	263,292	21,422,995
Fresenius SE & Co. KGaA	502,783	39,627,076
GEA Group AG	222,681	9,202,510
Gerresheimer AG	38,255	3,109,759
Gerry Weber International AGa	39,718	461,854
Gesco AG	15,993	395,190
Grammer AG	22,192	1,249,989
Grand City Properties SA	144,993	2,642,644
GRENKE AG	11,758	1,965,118
Hamborner REIT AG	136,795	1,323,266
Hamburger Hafen und Logistik AG	43,030	876,340
Hannover Rueck SE	74,434	8,176,811
HeidelbergCement AG	182,263	17,558,054
Heidelberger Druckmaschinen AGa,b	388,576	1,017,500
Henkel AG & Co. KGaA	134,047	14,115,609
HOCHTIEF AG	26,349	3,743,087
HUGO BOSS AG	81,269	5,208,166
Hypoport AGa,b	5,654	518,213
Indus Holding AG	28,000	1,596,799
Infineon Technologies AG	1,386,698	25,461,296
Innogy SEb,c	180,621	6,184,822
Jenoptik AG	81,868	1,565,561
K+S AG Registered	231,216	5,857,074
KION Group AG	80,156	4,876,965
Kloeckner & Co. SEb	95,162	1,240,270
Koenig & Bauer AGb	19,190	1,019,304
Krones AGa	18,490	1,888,113
KWS Saat SEa	3,065	961,905
Lanxess AG	112,427	8,158,717
LEG Immobilien AG	77,093	6,053,626
LEONI AGa	42,071	1,685,430
Linde AG	227,604	37,006,441
MAN SE	41,953	4,350,240
Merck KGaA	156,500	17,192,022
METRO AG	213,241	7,284,512
MLP AG	118,835	613,872

Security	Shares	Value
MorphoSys AGa,b	32,553	$1,686,883
MTU Aero Engines AG	63,534	7,593,929
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	195,890	36,793,176
Nemetschek SE	23,946	1,223,533
Nordex SEa,b	81,736	1,719,826
NORMA Group SE	44,028	1,960,578
Osram Licht AG	108,504	6,288,670
PATRIZIA Immobilien AGa,b	58,969	947,951
Pfeiffer Vacuum Technology AG	10,948	1,187,883
ProSiebenSat.1 Media SE Registered	285,250	12,108,835
QIAGEN NV	259,468	7,482,677
Rational AG	4,260	1,933,589
Rheinmetall AG	48,036	3,677,483
RHOEN-KLINIKUM AG	52,926	1,447,946
RTL Group SAb	49,377	3,765,738
RWE AGb	604,077	8,000,384
SAF-Holland SA	76,627	1,163,078
Salzgitter AG	46,328	1,773,862
SAP SE	1,209,867	110,654,023
SGL Carbon SEa,b	79,813	693,913
Siemens AG Registered	941,004	118,219,649
Sixt SEa	18,757	974,210
SMA Solar Technology AGa	17,090	438,735
Software AG	66,171	2,383,820
STADA Arzneimittel AG	77,235	3,964,307
STRATEC Biomedical AG	10,720	564,195
Stroeer SE & Co. KGaA[a]	36,158	1,777,956
Suedzucker AG	89,049	2,351,028
Symrise AG	151,857	9,132,827
TAG Immobilien AG	168,517	2,274,633
Takkt AG	48,164	1,076,411
Telefonica Deutschland Holding AG	890,204	3,713,488
ThyssenKrupp AG	446,526	11,267,793
TLG Immobilien AG	100,578	1,910,852
Uniper SEb	271,114	3,851,392
United Internet AG Registered[d]	152,527	6,378,327
Volkswagen AG	41,966	6,696,321
Vonovia SE	569,956	18,644,854
Vossloh AGa,b	17,269	1,112,852
Wacker Chemie AGa	19,618	2,366,051

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Wacker Neuson SE	41,648	$683,462
WCM Beteiligungs & Grundbesitz-AGa,b	291,643	868,948
Wirecard AGa	145,495	7,045,767
XING AG	4,254	832,111
Zalando SEa,b,c	106,604	4,205,630
Zeal Network SE	20,206	634,791
zooplus AGa,b	8,734	1,242,623

		1,501,140,377
HONG KONG — 3.23%
AIA Group Ltd.	14,875,800	92,598,109
ASM Pacific Technology Ltd.	311,900	3,798,585
Bank of East Asia Ltd. (The)	1,509,800	6,469,724
BOC Hong Kong Holdings Ltd.	4,595,500	18,478,300
Brightoil Petroleum Holdings Ltd.[b]	3,994,000	1,235,361
Cafe de Coral Holdings Ltd.	466,000	1,549,460
Cathay Pacific Airways Ltd.	1,423,000	1,932,948
Champion REIT	2,630,000	1,423,573
Cheung Kong Infrastructure Holdings Ltd.	826,000	6,658,586
Cheung Kong Property Holdings Ltd.	3,387,016	22,436,496
China LNG Group Ltd.[a,b]	28,945,000	622,966
China Strategic Holdings Ltd.[b]	21,985,000	459,004
Chow Sang Sang Holdings International Ltd.[a]	427,000	815,550
Citic Telecom International Holdings Ltd.	2,233,000	730,966
CK Hutchison Holdings Ltd.	3,321,516	40,002,793
CK Life Sciences International Holdings Inc.	3,946,000	345,812
CLP Holdings Ltd.	2,041,500	19,956,282
Dah Sing Banking Group Ltd.	606,000	1,187,110
Dah Sing Financial Holdings Ltd.[a]	202,800	1,570,786
Digital Domain Holdings Ltd.[a,b]	10,150,000	582,104
Esprit Holdings Ltd.[b]	2,369,700	1,853,774
Far East Consortium International Ltd./HK	1,745,000	757,879
First Pacific Co. Ltd./Hong Kong	2,660,250	2,022,782
Freeman FinTech Corp. Ltd.[b]	13,440,000	822,749
G-Resources Group Ltd.	30,545,400	543,250
Galaxy Entertainment Group Ltd.	2,901,000	13,889,327

Security	Shares	Value
Giordano International Ltd.	1,776,000	$963,606
Global Brands Group Holding Ltd.[a,b]	7,368,000	930,573
Great Eagle Holdings Ltd.	341,000	1,553,526
Guotai Junan International Holdings Ltd.	3,386,000	1,117,125
Haitong International Securities Group Ltd.	2,507,000	1,411,921
Hang Lung Group Ltd.	1,092,000	4,200,893
Hang Lung Properties Ltd.	2,771,000	6,856,657
Hang Seng Bank Ltd.	947,700	19,407,493
Henderson Land Development Co. Ltd.	1,331,628	7,388,065
HK Electric Investments & HK Electric Investments Ltd.[c]	3,590,000	2,998,086
HKBN Ltd.	1,339,500	1,633,084
HKT Trust & HKT Ltd.	3,396,200	4,753,328
Hong Kong & China Gas Co. Ltd.[a]	9,575,293	18,090,922
Hong Kong Exchanges & Clearing Ltd.	1,417,000	34,460,090
Hongkong Land Holdings Ltd.	1,504,800	10,157,400
Hopewell Holdings Ltd.	753,000	2,697,829
Hsin Chong Group Holdings Ltd.[a,b]	6,850,000	326,638
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,012,000	653,436
Hysan Development Co. Ltd.	768,000	3,513,696
Jardine Matheson Holdings Ltd.	311,400	19,219,608
Johnson Electric Holdings Ltd.	454,750	1,213,159
Kerry Logistics Network Ltd.	859,000	1,111,480
Kerry Properties Ltd.	791,000	2,247,811
Kowloon Development Co. Ltd.	289,000	272,636
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	1,271,000	525,806
Li & Fung Ltd.[a]	7,204,000	3,138,088
Link REIT	2,759,500	18,902,025
Luk Fook Holdings International Ltd.	462,000	1,360,513
Macau Legend Development Ltd.[a,b]	2,445,750	501,169
Man Wah Holdings Ltd.	1,736,000	1,114,176
Melco Crown Entertainment Ltd. ADR	239,329	4,030,300

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Melco International Development Ltd.	1,006,000	$1,529,870
MGM China Holdings Ltd.	1,194,000	2,329,726
MTR Corp. Ltd.	1,833,000	9,354,753
New World Development Co. Ltd.	6,892,000	7,993,969
NewOcean Energy Holdings Ltd.	1,888,000	513,404
Nord Anglia Education Inc.[a,b]	53,106	1,160,897
NWS Holdings Ltd.	1,936,166	3,488,385
Orient Overseas International Ltd.	279,000	1,447,254
Pacific Basin Shipping Ltd.[a,b]	5,377,000	1,004,807
Pacific Textiles Holdings Ltd.[a]	1,059,000	1,171,003
PCCW Ltd.	5,379,000	3,272,037
Power Assets Holdings Ltd.	1,716,000	16,486,922
Prosperity REIT	2,568,000	1,042,510
Regal REIT[a]	699,000	190,079
Regina Miracle International Holdings Ltd.[a,c]	486,000	383,947
Sa Sa International Holdings Ltd.[a]	1,146,000	457,848
Sands China Ltd.	2,985,600	13,274,720
Shangri-La Asia Ltd.	1,492,000	1,663,258
Shun Tak Holdings Ltd.[a,b]	2,182,000	756,453
Sino Land Co. Ltd.	3,842,000	6,387,365
SITC International Holdings Co. Ltd.[a]	1,802,000	1,126,344
SJM Holdings Ltd.	2,457,000	1,963,231
SmarTone Telecommunications Holdings Ltd.	547,000	754,303
Sun Hung Kai Properties Ltd.	1,776,000	24,582,265
Sunlight REIT	1,253,000	758,968
Swire Pacific Ltd. Class A	633,000	6,456,978
Swire Properties Ltd.	1,481,600	4,181,670
Techtronic Industries Co. Ltd.	1,721,000	5,966,337
Television Broadcasts Ltd.	56,900	218,526
Texwinca Holdings Ltd.[a]	1,012,000	649,508
Town Health International Medical Group Ltd.[a]	6,592,000	1,061,945
Truly International Holdings Ltd.[a]	1,964,000	804,902
United Laboratories International Holdings Ltd. (The)[b]	852,000	532,545
Value Partners Group Ltd.	1,470,000	1,271,202
VTech Holdings Ltd.	212,400	2,641,536
WH Group Ltd.[c]	9,940,000	7,583,728
Wharf Holdings Ltd. (The)	1,688,000	12,737,201

Security	Shares	Value
Wheelock & Co. Ltd.	1,016,000	$6,199,952
Wynn Macau Ltd.[a]	1,958,800	3,599,849
Xinyi Glass Holdings Ltd.	2,258,000	2,039,936
Yue Yuen Industrial Holdings Ltd.	935,000	3,422,194

		581,957,742
IRELAND — 0.53%
Bank of Ireland[b]	33,561,328	8,994,894
C&C Group PLC	417,273	1,782,594
CRH PLC	1,008,100	35,129,440
Dalata Hotel Group PLC[b]	220,077	1,020,322
Glanbia PLC	238,446	4,032,827
Green REIT PLC	809,886	1,137,817
Hibernia REIT PLC	923,388	1,214,451
Irish Continental Group PLC	221,693	1,130,835
Kerry Group PLC Class A	193,569	13,618,273
Kingspan Group PLC	180,132	5,248,268
Origin Enterprises PLC	166,240	1,141,172
Paddy Power Betfair PLC	96,325	10,076,730
Ryanair Holdings PLC ADR[b]	42,422	3,549,024
Smurfit Kappa Group PLC	283,571	7,477,508

		95,554,155
ISRAEL — 0.77%
Airport City Ltd.[b]	94,313	1,011,480
Alony Hetz Properties & Investments Ltd.	158,806	1,277,362
Azrieli Group Ltd.	56,917	2,598,812
Bank Hapoalim BM	1,344,464	8,119,606
Bank Leumi le-Israel BMb	1,810,821	7,484,599
Bezeq The Israeli Telecommunication Corp. Ltd.	2,639,058	4,609,769
Caesarstone Ltd.[b]	31,176	946,192
Cellcom Israel Ltd.[b]	75,446	794,316
Check Point Software Technologies Ltd.[b]	159,970	15,800,237
Clal Insurance Enterprises Holdings Ltd.[a,b]	50,392	700,833
CyberArk Software Ltd.[b]	29,064	1,542,136
Delek Automotive Systems Ltd.	67,207	616,941
Delek Group Ltd.	5,585	1,205,067
El Al Israel Airlines	681,968	445,533
Elbit Systems Ltd.	30,655	3,373,108
First International Bank of Israel Ltd.	72,368	1,088,306

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Frutarom Industries Ltd.	48,453	$2,558,349
Gazit-Globe Ltd.	129,142	1,207,771
Harel Insurance Investments & Financial Services Ltd.	204,971	1,028,392
Israel Chemicals Ltd.	656,021	3,012,785
Israel Corp. Ltd. (The)[b]	5,224	981,840
Israel Discount Bank Ltd. Class Ab	1,325,462	2,755,075
Ituran Location and Control Ltd.	40,288	1,109,934
Kenon Holdings Ltd./Singapore[a,b]	35,242	451,307
Melisron Ltd.	28,213	1,292,690
Migdal Insurance & Financial Holding Ltd.[a,b]	797,009	709,628
Mizrahi Tefahot Bank Ltd.	187,826	2,890,436
Mobileye NVa,b	218,656	9,393,462
Nice Ltd.	76,869	5,376,953
Oil Refineries Ltd.	2,163,457	761,546
Orbotech Ltd.[b]	61,920	2,160,389
Partner Communications Co. Ltd.[b]	138,258	810,756
Paz Oil Co. Ltd.	10,846	1,680,309
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	18,441	749,976
Shikun & Binui Ltd.	383,310	793,687
Shufersal Ltd.	187,179	718,505
SodaStream International Ltd.[b]	26,805	1,179,152
Strauss Group Ltd.	60,131	967,651
Taro Pharmaceutical Industries Ltd.[a,b]	21,132	2,208,083
Teva Pharmaceutical Industries Ltd. ADR	1,124,220	37,582,674
Tower Semiconductor Ltd.[b]	99,265	2,122,593
Wix.com Ltd.[b]	37,094	1,949,290

		138,067,530
ITALY — 2.17%
A2A SpA	2,077,490	2,770,508
ACEA SpA	101,306	1,240,424
Amplifon SpA	138,954	1,405,569
Anima Holding SpA[c]	312,789	1,862,552
Ansaldo STS SpA	143,061	1,808,891
Assicurazioni Generali SpA	1,438,252	22,910,666
Astaldi SpA[a]	83,728	544,719
ASTM SpA	49,836	566,045
Atlantia SpA	506,673	11,526,172
Autogrill SpA	173,417	1,523,658

Security	Shares	Value
Azimut Holding SpA	139,955	$2,510,740
Banca Carige SpA[a,b]	1,240,067	500,140
Banca Generali SpA	76,560	1,951,799
Banca IFIS SpA	30,880	837,638
Banca Mediolanum SpA	322,923	2,470,799
Banca Popolare di Sondrio SCPA	626,390	2,219,009
Banco BPM SpA	1,876,132	5,332,420
Beni Stabili SpA SIIQ	1,554,600	875,309
BPER Banca	589,165	3,336,364
Brembo SpA	37,473	2,401,477
Buzzi Unicem SpA	109,025	2,686,372
Cerved Information Solutions SpA	266,267	2,173,988
CIR-Compagnie Industriali Riunite SpA	512,669	592,824
CNH Industrial NV	1,254,744	11,119,217
Credito Emiliano SpA	135,016	875,471
Credito Valtellinese SC	1,780,197	933,072
Danieli & C Officine Meccaniche SpA	17,354	372,651
Danieli & C Officine Meccaniche SpA RSP	44,845	717,267
Davide Campari-Milano SpA	360,466	3,615,077
De’ Longhi SpA	77,814	1,940,039
DiaSorin SpA	29,457	1,758,839
Ei Towers SpA[b]	26,202	1,451,221
Enel SpA	9,413,413	39,308,771
Eni SpA	3,104,290	47,671,805
ERG SpA	94,283	1,046,427
EXOR NV	135,753	6,185,222
Ferrari NV	151,771	9,463,893
Fiat Chrysler Automobiles NVb	1,102,841	12,037,589
FinecoBank Banca Fineco SpA	494,484	2,933,795
Geox SpA[a]	224,396	484,282
Hera SpA	1,058,469	2,468,510
Industria Macchine Automatiche SpA	21,351	1,415,592
Infrastrutture Wireless Italiane SpA[c]	338,900	1,610,764
Interpump Group SpA	92,741	1,742,917
Intesa Sanpaolo SpA	15,606,889	36,600,019
Iren SpA	904,076	1,469,461
Italgas SpA[b]	621,237	2,363,226
Leonardo SpA[b]	398,959	5,139,368

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Luxottica Group SpA	210,983	$11,329,786
MARR SpA[a]	55,528	1,078,964
Mediaset SpA[a]	948,762	4,056,195
Mediobanca SpA	695,586	5,979,932
Moncler SpA	171,551	3,300,035
OVS SpA[c]	184,322	1,028,852
Piaggio & C SpA[a]	373,323	619,700
Poste Italiane SpA[c]	668,444	4,200,684
Prysmian SpA	235,635	6,126,898
Recordati SpA	131,867	3,749,404
Reply SpA	7,079	910,383
Safilo Group SpA[a,b]	64,236	476,567
Saipem SpA[b]	7,483,782	3,821,450
Salini Impregilo SpA[a]	288,624	898,942
Salvatore Ferragamo SpA[a]	63,541	1,678,951
Saras SpA[a]	100,048	154,506
Snam SpA	3,059,166	11,637,265
Societa Cattolica di Assicurazioni Scrl	203,489	1,272,183
Societa Iniziative Autostradali e Servizi SpA	101,104	823,298
Telecom Italia SpA/Milano[b]	12,380,348	10,636,658
Tenaris SA	582,074	10,171,698
Terna Rete Elettrica Nazionale SpA	1,940,389	8,509,540
Tod’s SpA	18,423	1,328,975
UniCredit SpA	648,807	17,641,333
Unione di Banche Italiane SpA[a]	1,109,564	3,851,529
Unipol Gruppo Finanziario SpA	553,632	2,043,828
UnipolSai SpA	1,451,515	3,021,225
Yoox Net-A-Porter Group SpA[a,b]	70,092	1,752,061

		390,873,420
JAPAN — 25.25%
77 Bank Ltd. (The)	439,000	2,047,302
ABC-Mart Inc.	41,700	2,429,953
Acom Co. Ltd.[b]	507,100	2,193,717
Activia Properties Inc.	723	3,545,157
Adastria Co. Ltd.	35,400	952,805
ADEKA Corp.	120,700	1,764,799
Advance Residence Investment Corp.	1,587	4,199,576
Advantest Corp.	199,000	3,731,637
Aeon Co. Ltd.	803,300	11,638,306
Aeon Delight Co. Ltd.	32,200	928,172

Security	Shares	Value
AEON Financial Service Co. Ltd.	138,700	$2,491,241
Aeon Mall Co. Ltd.	142,200	2,070,316
AEON REIT Investment Corp.	1,341	1,465,183
Ai Holdings Corp.	52,600	1,014,854
Aica Kogyo Co. Ltd.	73,100	1,913,619
Aichi Steel Corp.	13,700	601,790
Aida Engineering Ltd.	82,800	819,358
Aiful Corp.[a,b]	402,000	1,217,695
Ain Holdings Inc.	28,900	2,125,623
Air Water Inc.	187,800	3,489,919
Aisin Seiki Co. Ltd.	234,800	10,783,176
Ajinomoto Co. Inc.	673,800	13,338,337
Akebono Brake Industry Co. Ltd.[a,b]	206,600	556,072
Alfresa Holdings Corp.	234,400	3,862,421
Alpine Electronics Inc.	55,400	811,008
Alps Electric Co. Ltd.	235,200	6,299,161
Amada Holdings Co. Ltd.	423,500	4,999,614
Amano Corp.	86,400	1,660,077
ANA Holdings Inc.	1,370,000	4,082,923
Anritsu Corp.	190,500	1,319,920
AOKI Holdings Inc.	56,800	717,978
Aoyama Trading Co. Ltd.	60,400	2,135,394
Aozora Bank Ltd.	1,412,000	5,167,613
Arcs Co. Ltd.	57,700	1,303,920
Ariake Japan Co. Ltd.	24,700	1,312,068
Asahi Diamond Industrial Co. Ltd.	114,200	858,212
Asahi Glass Co. Ltd.	1,236,000	9,222,652
Asahi Group Holdings Ltd.	476,000	16,786,320
Asahi Holdings Inc.	30,900	615,118
Asahi Intecc Co. Ltd.	57,700	2,357,717
Asahi Kasei Corp.	1,555,000	14,572,729
Asatsu-DK Inc.	46,100	1,224,829
ASICS Corp.	197,500	3,861,404
ASKUL Corp.[a]	25,400	829,181
Astellas Pharma Inc.	2,652,300	35,658,504
Atom Corp.[a]	151,300	969,019
Autobacs Seven Co. Ltd.	88,600	1,377,304
Avex Group Holdings Inc.	57,700	870,818
Awa Bank Ltd. (The)	239,000	1,496,736
Azbil Corp.	81,200	2,456,016
Bandai Namco Holdings Inc.	246,100	6,798,765
Bando Chemical Industries Ltd.	54,500	488,963
Bank of Iwate Ltd. (The)	19,000	763,713
Bank of Kyoto Ltd. (The)	374,000	2,940,173

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Bank of Nagoya Ltd. (The)[a]	20,700	$751,139
Bank of Okinawa Ltd. (The)	29,600	1,068,834
Bank of Saga Ltd. (The)	130,000	333,733
Bank of the Ryukyus Ltd.	69,900	938,830
Benesse Holdings Inc.	81,300	2,372,378
BIC Camera Inc.	119,000	1,115,212
BML Inc.	36,000	869,820
Bridgestone Corp.	798,400	29,382,822
Broadleaf Co. Ltd.	103,400	644,786
Brother Industries Ltd.	292,500	5,425,183
Calbee Inc.	101,300	3,306,929
Calsonic Kansei Corp.	202,000	3,228,052
Canon Electronics Inc.	48,000	738,068
Canon Inc.	1,301,000	38,657,295
Canon Marketing Japan Inc.	64,100	1,227,622
Capcom Co. Ltd.	57,700	1,226,013
Casio Computer Co. Ltd.	278,400	3,867,800
Cawachi Ltd.	23,700	611,789
Central Glass Co. Ltd.	252,000	1,213,271
Central Japan Railway Co.	177,400	28,790,566
Chiba Bank Ltd. (The)	860,000	5,660,760
Chiyoda Co. Ltd.	25,900	614,514
Chiyoda Corp.	207,000	1,399,307
Chofu Seisakusho Co. Ltd.	18,700	428,402
Chubu Electric Power Co. Inc.	798,400	10,659,518
Chugai Pharmaceutical Co. Ltd.	275,800	8,084,744
Chugoku Bank Ltd. (The)	213,000	3,148,408
Chugoku Electric Power Co. Inc. (The)	350,400	3,952,991
Ci:z Holdings Co. Ltd.	33,200	959,947
Citizen Watch Co. Ltd.	360,100	2,251,924
CKD Corp.	74,800	1,003,978
Coca-Cola East Japan Co. Ltd.	82,400	1,799,881
Coca-Cola West Co. Ltd.	84,800	2,466,978
Cocokara fine Inc.	26,400	1,099,853
COLOPL Inc.[a]	67,400	584,942
Colowide Co. Ltd.	80,500	1,354,359
Comforia Residential REIT Inc.[a]	625	1,400,178
COMSYS Holdings Corp.	134,800	2,485,852
Concordia Financial Group Ltd.	1,448,700	7,698,089
COOKPAD Inc.[a,b]	64,600	577,857
Cosel Co. Ltd.	48,300	565,913
Cosmo Energy Holdings Co. Ltd.	80,200	1,392,769
Cosmos Pharmaceutical Corp.	11,800	2,183,380
Create SD Holdings Co. Ltd.	32,900	727,117

Security	Shares	Value
Credit Saison Co. Ltd.	182,300	$3,339,130
CyberAgent Inc.	127,900	3,180,032
CYBERDYNE Inc.[a,b]	137,000	1,936,194
Dai Nippon Printing Co. Ltd.	649,000	6,624,037
Dai-ichi Life Holdings Inc.	1,335,300	24,458,260
Daibiru Corp.	64,100	583,633
Daicel Corp.	348,700	3,878,058
Daido Steel Co. Ltd.	348,000	1,585,823
Daifuku Co. Ltd.	121,100	2,687,167
Daihen Corp.	136,000	878,277
Daiichi Sankyo Co. Ltd.	738,200	16,554,172
Daiichikosho Co. Ltd.	49,400	1,968,101
Daikin Industries Ltd.	288,700	28,786,653
Daikyo Inc.	364,000	750,149
Daikyonishikawa Corp.	47,800	626,294
Daio Paper Corp.[a]	92,800	1,045,262
Daiseki Co. Ltd.	59,100	1,183,312
Daishi Bank Ltd. (The)	327,000	1,449,460
Daito Trust Construction Co. Ltd.	86,500	12,132,667
Daiwa House Industry Co. Ltd.	698,000	18,997,753
Daiwa House REIT Investment Corp.	1,679	4,241,684
Daiwa Office Investment Corp.	399	2,105,316
Daiwa Securities Group Inc.	2,028,000	13,033,604
Daiwabo Holdings Co. Ltd.	407,000	1,008,688
DCM Holdings Co. Ltd.	130,800	1,176,997
DeNA Co. Ltd.	132,600	2,978,862
Denka Co. Ltd.	556,000	2,746,045
Denso Corp.	585,900	25,507,403
Dentsu Inc.	270,000	12,519,654
DIC Corp.	101,100	3,152,219
Digital Garage Inc.	53,900	995,887
Dip Corp.	41,800	856,979
Disco Corp.	35,500	4,553,587
DMG Mori Co. Ltd.	141,900	1,951,243
Don Quijote Holdings Co. Ltd.	145,800	5,303,584
Doshisha Co. Ltd.	33,600	646,481
Doutor Nichires Holdings Co. Ltd.	47,100	899,534
Dowa Holdings Co. Ltd.	302,000	2,578,032
DTS Corp.	45,100	1,023,989
Duskin Co. Ltd.	59,900	1,312,133
Earth Chemical Co. Ltd.	22,800	978,228
East Japan Railway Co.	405,200	36,821,639
Ebara Corp.	110,900	3,438,072
EDION Corp.[a]	102,100	982,228

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Eighteenth Bank Ltd. (The)	195,000	$604,530
Eisai Co. Ltd.	309,400	17,081,244
Eizo Corp.	29,600	836,136
Electric Power Development Co. Ltd.	179,300	4,177,694
en-japan Inc.	34,700	629,116
Enplas Corp.	21,400	634,919
EPS Holdings Inc.	51,200	651,285
Euglena Co. Ltd.[a,b]	96,500	1,010,646
Exedy Corp.	42,500	1,155,230
Ezaki Glico Co. Ltd.	57,900	2,653,911
FamilyMart UNY Holdings Co. Ltd.	102,100	6,493,769
Fancl Corp.	49,600	686,447
FANUC Corp.	239,700	47,194,764
Fast Retailing Co. Ltd.	65,200	20,606,849
FCC Co. Ltd.	44,700	813,197
Fields Corp.	34,800	383,009
Financial Products Group Co. Ltd.[a]	92,600	832,433
Foster Electric Co. Ltd.	41,500	652,867
FP Corp.	32,700	1,562,745
France Bed Holdings Co. Ltd.	46,200	382,076
Frontier Real Estate Investment Corp.	574	2,620,795
Fuji Co. Ltd./Ehime	28,000	584,499
Fuji Electric Co. Ltd.	695,000	4,130,180
Fuji Heavy Industries Ltd.	756,400	30,504,606
Fuji Kyuko Co. Ltd.[a]	62,000	590,398
Fuji Machine Manufacturing Co. Ltd.	96,900	1,221,418
Fuji Oil Holdings Inc.	78,000	1,565,889
Fuji Seal International Inc.	60,400	1,287,675
Fuji Soft Inc.	35,600	877,548
FUJIFILM Holdings Corp.	538,700	20,935,487
Fujikura Ltd.	325,500	2,070,247
Fujimi Inc.	27,200	599,209
Fujitec Co. Ltd.	79,500	938,534
Fujitsu General Ltd.	78,000	1,535,403
Fujitsu Ltd.	2,321,000	13,578,597
Fujiya Co. Ltd.	413,000	825,450
Fukuoka Financial Group Inc.	947,000	4,206,085
Fukuoka REIT Corp.	869	1,398,737
Fukuyama Transporting Co. Ltd.[a]	194,000	1,071,890
Funai Electric Co. Ltd.	49,600	400,060

Security	Shares	Value
Furukawa Co. Ltd.	429,000	$842,185
Furukawa Electric Co. Ltd.	85,200	2,902,438
Futaba Corp.	46,700	817,224
Fuyo General Lease Co. Ltd.	23,900	1,193,142
Geo Holdings Corp.	57,200	663,078
Global One Real Estate Investment Corp.	256	971,015
Glory Ltd.	74,200	2,326,680
GLP J-REIT	3,180	3,663,744
GMO Internet Inc.	88,900	1,294,311
GMO Payment Gateway Inc.[a]	22,600	1,128,243
Goldcrest Co. Ltd.	29,200	520,322
Gree Inc.	143,900	777,181
GS Yuasa Corp.	462,000	1,920,640
GungHo Online Entertainment Inc.[b]	518,200	1,127,773
Gunma Bank Ltd. (The)	435,400	2,390,204
Gunze Ltd.	267,000	922,612
Gurunavi Inc.	38,600	853,777
H2O Retailing Corp.	103,800	1,727,003
Hachijuni Bank Ltd. (The)	506,700	3,002,167
Hakuhodo DY Holdings Inc.	275,500	3,401,688
Hamamatsu Photonics KK	177,800	5,156,713
Hankyu Hanshin Holdings Inc.	294,000	10,002,398
Hankyu REIT Inc.	779	1,073,266
Hanwa Co. Ltd.	232,000	1,588,914
Harmonic Drive Systems Inc.[a]	36,700	1,110,047
Haseko Corp.	353,200	3,909,280
Hazama Ando Corp.	227,500	1,592,449
Heiwa Corp.	69,500	1,681,706
Heiwa Real Estate Co. Ltd.	54,700	763,832
Heiwa Real Estate REIT Inc.	1,255	965,427
Heiwado Co. Ltd.	41,100	950,694
Hibiya Engineering Ltd.	24,200	365,015
Hikari Tsushin Inc.	26,900	2,468,372
Hino Motors Ltd.	318,500	3,380,924
Hirose Electric Co. Ltd.	39,300	5,138,761
Hiroshima Bank Ltd. (The)	622,000	2,922,834
HIS Co. Ltd.[a]	52,500	1,403,731
Hisamitsu Pharmaceutical Co. Inc.	76,000	3,956,118
Hitachi Capital Corp.	63,300	1,633,458
Hitachi Chemical Co. Ltd.	129,100	3,681,199
Hitachi Construction Machinery Co. Ltd.	136,600	3,158,515
Hitachi High-Technologies Corp.	86,800	3,735,696
Hitachi Koki Co. Ltd.	74,300	572,224

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Hitachi Kokusai Electric Inc.	69,200	$1,558,883
Hitachi Ltd.	5,941,000	34,176,252
Hitachi Maxell Ltd.	49,000	993,276
Hitachi Metals Ltd.	259,300	3,607,051
Hitachi Transport System Ltd.	58,500	1,201,959
Hitachi Zosen Corp.	229,300	1,209,897
Hogy Medical Co. Ltd.	18,000	1,103,264
Hokkaido Electric Power Co. Inc.	237,900	1,728,645
Hokkoku Bank Ltd. (The)	330,000	1,263,424
Hokuetsu Bank Ltd. (The)	29,600	703,616
Hokuetsu Kishu Paper Co. Ltd.	174,500	1,061,803
Hokuhoku Financial Group Inc.	152,300	2,624,579
Hokuriku Electric Power Co.	214,100	2,162,396
Hokuto Corp.	48,500	880,173
Honda Motor Co. Ltd.	2,007,700	60,404,885
HORIBA Ltd.	47,800	2,522,159
Hoshino Resorts REIT Inc.	213	1,140,919
Hoshizaki Corp.	63,200	5,170,526
Hosiden Corp.	80,000	621,097
House Foods Group Inc.	76,200	1,640,085
Hoya Corp.	490,400	21,441,251
Hulic Co. Ltd.	368,100	3,603,342
Hulic Reit Inc.	1,188	2,068,381
Hyakugo Bank Ltd. (The)	288,000	1,189,607
Hyakujushi Bank Ltd. (The)	313,000	1,045,419
Ibiden Co. Ltd.	138,500	1,980,768
IBJ Leasing Co. Ltd.	42,300	929,980
Ichibanya Co. Ltd.	23,700	781,053
Ichigo Inc.	294,000	958,454
Ichigo Office REIT Investment[a]	1,638	1,097,093
Idec Corp./Japan	65,900	679,050
Idemitsu Kosan Co. Ltd.	110,400	3,427,475
IDOM Inc.	88,000	577,677
Ihara Chemical Industry Co. Ltd.	41,100	382,979
IHI Corp.[b]	1,827,000	4,949,900
Iida Group Holdings Co. Ltd.	182,900	3,436,229
Iino Kaiun Kaisha Ltd.	220,000	904,819
Inaba Denki Sangyo Co. Ltd.	35,100	1,248,728
Inabata & Co. Ltd.	74,800	856,471
Industrial & Infrastructure Fund Investment Corp.	410	1,919,343
INPEX Corp.	1,172,900	11,570,113
Internet Initiative Japan Inc.	50,100	808,632
Invesco Office J-Reit Inc.	1,249	1,101,716
Invincible Investment Corp.	3,670	1,740,866

Security	Shares	Value
Iriso Electronics Co. Ltd.	11,700	$656,842
Iseki & Co. Ltd.	326,000	648,670
Isetan Mitsukoshi Holdings Ltd.	413,300	4,860,841
Ishihara Sangyo Kaisha Ltd.[b]	103,800	851,054
Istyle Inc.[a]	44,800	308,019
Isuzu Motors Ltd.	735,600	9,945,221
Ito EN Ltd.	69,300	2,308,461
ITOCHU Corp.	1,839,800	25,429,525
ITOCHU Enex Co. Ltd.	69,300	563,880
Itochu Techno-Solutions Corp.	62,800	1,693,076
Itoham Yonekyu Holdings Inc.[b]	173,900	1,543,203
Iwatani Corp.	265,000	1,483,011
Iyo Bank Ltd. (The)	301,500	2,032,765
Izumi Co. Ltd.	50,700	2,157,255
J Front Retailing Co. Ltd.	300,800	4,363,370
J Trust Co. Ltd.	88,700	960,473
J-Oil Mills Inc.	24,200	841,599
Jaccs Co. Ltd.	167,000	758,046
Jafco Co. Ltd.	44,100	1,496,442
Japan Airlines Co. Ltd.	142,900	4,572,292
Japan Airport Terminal Co. Ltd.[a]	57,900	2,083,011
Japan Aviation Electronics Industry Ltd.[a]	88,000	1,080,311
Japan Communications Inc.[a,b]	339,000	514,937
Japan Display Inc.[a,b]	466,700	1,272,724
Japan Excellent Inc.	1,580	1,980,351
Japan Exchange Group Inc.	642,400	9,615,314
Japan Hotel REIT Investment Corp.	4,613	3,249,486
Japan Lifeline Co. Ltd.	28,800	539,800
Japan Logistics Fund Inc.	1,119	2,367,718
Japan Petroleum Exploration Co. Ltd.	43,000	969,434
Japan Post Bank Co. Ltd.	495,100	6,047,191
Japan Post Holdings Co. Ltd.	559,000	7,051,121
Japan Prime Realty Investment Corp.	1,010	4,064,224
Japan Real Estate Investment Corp.	1,591	9,073,258
Japan Rental Housing Investments Inc.	2,201	1,614,946
Japan Retail Fund Investment Corp.	3,097	6,646,549
Japan Securities Finance Co. Ltd.	217,600	1,173,291

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Japan Steel Works Ltd. (The)	79,900	$1,507,507
Japan Tobacco Inc.	1,352,000	43,715,567
JFE Holdings Inc.	637,700	11,227,372
JGC Corp.	257,200	4,484,864
JSP Corp.	21,800	507,940
JSR Corp.	238,300	4,106,613
JTEKT Corp.	277,300	4,581,639
Juroku Bank Ltd. (The)	371,000	1,291,868
JVC Kenwood Corp.	270,400	734,998
JX Holdings Inc.	2,607,900	12,338,153
K’s Holdings Corp.	96,300	1,742,510
kabu.com Securities Co. Ltd.	253,900	870,579
Kadokawa Dwango[b]	71,800	1,112,956
Kagome Co. Ltd.	100,000	2,581,390
Kajima Corp.	1,105,000	7,724,939
Kakaku.com Inc.	180,600	3,279,115
Kaken Pharmaceutical Co. Ltd.	39,100	1,986,693
Kamigumi Co. Ltd.	284,000	2,769,993
Kanamoto Co. Ltd.	33,500	876,371
Kandenko Co. Ltd.	137,000	1,276,598
Kaneka Corp.	349,000	3,019,551
Kanematsu Corp.	620,000	1,095,980
Kansai Electric Power Co. Inc. (The)[b]	874,400	9,355,672
Kansai Paint Co. Ltd.	269,400	5,250,398
Kansai Urban Banking Corp.	47,800	629,266
Kanto Denka Kogyo Co. Ltd.	60,000	572,418
Kao Corp.	618,900	30,693,482
Kappa Create Co. Ltd.	61,900	728,559
Kato Sangyo Co. Ltd.	40,800	982,534
Kato Works Co. Ltd.	28,800	771,326
Kawasaki Heavy Industries Ltd.	1,746,000	5,505,929
Kawasaki Kisen Kaisha Ltd.[a]	1,104,000	2,696,869
KDDI Corp.	2,250,800	60,581,159
Keihan Holdings Co. Ltd.	631,000	4,220,680
Keihin Corp.	59,300	1,052,993
Keikyu Corp.	575,000	6,767,710
Keio Corp.	706,000	5,819,836
Keisei Electric Railway Co. Ltd.	171,500	4,067,555
Keiyo Bank Ltd. (The)	287,000	1,325,694
Kenedix Inc.	353,400	1,327,899
Kenedix Office Investment Corp.	501	2,963,944
Kenedix Residential Investment Corp.	468	1,303,291
Kenedix Retail REIT Corp.	547	1,322,129

Security	Shares	Value
Kewpie Corp.	134,500	$3,366,831
KEY Coffee Inc.	50,200	943,131
Keyence Corp.	119,700	46,646,582
Kikkoman Corp.	181,000	5,715,789
Kinden Corp.	169,800	2,162,942
Kintetsu Group Holdings Co. Ltd.	2,219,000	8,554,706
Kintetsu World Express Inc.	49,300	683,171
Kirin Holdings Co. Ltd.	1,015,100	16,663,600
Kisoji Co. Ltd.	42,500	888,696
Kissei Pharmaceutical Co. Ltd.	38,800	950,225
Kitz Corp.	163,000	997,619
Kiyo Bank Ltd. (The)	84,900	1,356,741
Koa Corp.	58,900	692,726
Kobayashi Pharmaceutical Co. Ltd.	63,100	2,819,392
Kobe Steel Ltd.[b]	379,000	3,706,676
Koei Tecmo Holdings Co. Ltd.	52,300	890,134
Kohnan Shoji Co. Ltd.	42,100	786,839
Koito Manufacturing Co. Ltd.	138,500	7,357,140
Kokuyo Co. Ltd.	117,100	1,450,032
Komatsu Ltd.	1,140,200	27,285,799
Komeri Co. Ltd.	41,600	983,323
Komori Corp.	69,500	958,152
Konami Holdings Corp.	117,600	4,721,759
Konica Minolta Inc.	558,100	5,810,288
Konishi Co. Ltd.	55,300	642,035
Kose Corp.	37,000	3,155,230
Kotobuki Spirits Co. Ltd.	26,900	652,577
Kubota Corp.	1,302,300	20,822,918
Kumagai Gumi Co. Ltd.	471,000	1,355,576
Kurabo Industries Ltd.	334,000	697,224
Kuraray Co. Ltd.	438,700	6,983,348
Kureha Corp.	23,000	979,658
Kurita Water Industries Ltd.	127,900	3,044,832
Kuroda Electric Co. Ltd.	44,400	918,961
Kusuri no Aoki Holdings Co. Ltd.	18,700	801,488
KYB Corp.	257,000	1,257,890
Kyocera Corp.	395,100	20,650,841
Kyoei Steel Ltd.	28,600	578,224
Kyokuto Kaihatsu Kogyo Co. Ltd.	61,300	884,855
KYORIN Holdings Inc.	53,500	1,171,939
Kyoritsu Maintenance Co. Ltd.	19,200	1,256,975
Kyowa Exeo Corp.	113,500	1,684,730
Kyowa Hakko Kirin Co. Ltd.	325,300	4,395,126
Kyudenko Corp.	47,300	1,287,804

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Kyushu Electric Power Co. Inc.	529,300	$5,914,807
Kyushu Financial Group Inc.	433,000	3,000,133
Laox Co. Ltd.[a,b]	54,100	335,917
LaSalle Logiport REIT	1,468	1,403,125
Lawson Inc.[a]	80,600	5,899,569
Leopalace21 Corp.	316,300	1,820,674
LINE Corp.[a,b]	55,400	1,783,922
Lintec Corp.	66,100	1,482,589
Lion Corp.	296,000	5,156,171
LIXIL Group Corp.	329,200	7,720,080
M3 Inc.	241,500	6,500,067
Mabuchi Motor Co. Ltd.	61,000	3,148,212
Maeda Corp.	158,000	1,381,053
Maeda Road Construction Co. Ltd.	85,000	1,473,107
Makino Milling Machine Co. Ltd.	136,000	1,198,419
Makita Corp.	137,700	9,601,999
Mandom Corp.	27,800	1,313,755
Mani Inc.	37,000	896,282
Mars Engineering Corp.	12,600	242,542
Marubeni Corp.	2,019,100	12,332,518
Marudai Food Co. Ltd.	204,000	887,941
Maruha Nichiro Corp.	57,600	1,596,376
Marui Group Co. Ltd.	257,100	3,690,638
Maruichi Steel Tube Ltd.	68,400	2,302,785
Maruwa Co. Ltd./Aichi	22,500	742,505
Matsui Securities Co. Ltd.	140,500	1,209,367
Matsumotokiyoshi Holdings Co. Ltd.	49,100	2,446,822
Matsuya Co. Ltd.[a]	61,100	529,723
Mazda Motor Corp.	699,500	10,364,344
McDonald’s Holdings Co. Japan Ltd.[a]	82,900	2,186,366
MCUBS MidCity Investment Corp.	333	1,061,932
Mebuki Financial Group Inc.	1,160,610	4,484,702
Medipal Holdings Corp.	211,000	3,428,106
Megachips Corp.	37,100	906,285
MEGMILK SNOW BRAND Co. Ltd.	58,900	1,549,738
Meidensha Corp.	254,000	868,665
MEIJI Holdings Co. Ltd.	141,400	10,977,890
Meitec Corp.	40,300	1,519,640
Melco Holdings Inc.	20,500	590,917
Menicon Co. Ltd.	17,400	519,334

Security	Shares	Value
Micronics Japan Co. Ltd.[a]	54,000	$534,364
Milbon Co. Ltd.	20,200	885,516
Minato Bank Ltd. (The)	18,100	339,571
Minebea Mitsumi Inc.[a]	493,759	4,934,300
Miraca Holdings Inc.	71,400	3,272,698
Mirait Holdings Corp.	82,800	757,575
Misawa Homes Co. Ltd.	63,300	601,090
MISUMI Group Inc.	342,100	6,412,001
Mitsuba Corp.	43,500	759,294
Mitsubishi Chemical Holdings Corp.	1,676,700	11,761,848
Mitsubishi Corp.	1,857,300	42,062,504
Mitsubishi Electric Corp.	2,378,200	36,367,500
Mitsubishi Estate Co. Ltd.	1,534,000	29,467,244
Mitsubishi Gas Chemical Co. Inc.	227,400	4,381,351
Mitsubishi Heavy Industries Ltd.	3,940,000	17,810,935
Mitsubishi Logistics Corp.	141,000	2,011,512
Mitsubishi Materials Corp.	134,200	4,595,523
Mitsubishi Motors Corp.	825,700	4,496,150
Mitsubishi Paper Mills Ltd.[b]	94,600	660,498
Mitsubishi Pencil Co. Ltd.	24,300	1,305,929
Mitsubishi Shokuhin Co. Ltd.	22,700	678,530
Mitsubishi Steel Manufacturing Co. Ltd.	331,000	758,588
Mitsubishi Tanabe Pharma Corp.	279,000	5,598,588
Mitsubishi UFJ Financial Group Inc.	15,724,400	102,091,619
Mitsubishi UFJ Lease & Finance Co. Ltd.	569,160	3,048,665
Mitsui & Co. Ltd.	2,088,200	30,727,100
Mitsui Chemicals Inc.	1,129,000	5,335,359
Mitsui Engineering & Shipbuilding Co. Ltd.	893,000	1,451,646
Mitsui Fudosan Co. Ltd.	1,093,000	25,403,815
Mitsui Mining & Smelting Co. Ltd.	707,000	1,990,842
Mitsui OSK Lines Ltd.	1,403,000	4,486,609
Mitsui Sugar Co. Ltd.	36,900	823,387
Mitsui-Soko Holdings Co. Ltd.	271,000	813,662
Miura Co. Ltd.	114,700	1,825,826
Mixi Inc.	56,000	2,434,999
Miyazaki Bank Ltd. (The)	232,000	772,818
Mizuho Financial Group Inc.	29,677,600	55,440,367

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Mochida Pharmaceutical Co. Ltd.	16,400	$1,178,557
Modec Inc.	30,800	516,274
Monex Group Inc.	363,200	964,662
MonotaRO Co. Ltd.[a]	78,900	2,077,367
Mori Hills REIT Investment Corp.	1,851	2,523,904
MORI TRUST Sogo REIT Inc.	1,234	1,986,239
Morinaga & Co. Ltd./Japan	48,200	2,089,416
Morinaga Milk Industry Co. Ltd.	247,000	1,704,810
Morita Holdings Corp.	52,100	740,484
Morpho Inc.[a,b]	7,100	384,721
MOS Food Services Inc.	38,200	1,129,967
MS&AD Insurance Group Holdings Inc.	625,500	21,086,143
Murata Manufacturing Co. Ltd.	237,600	32,197,095
Musashi Seimitsu Industry Co. Ltd.	32,300	892,321
Musashino Bank Ltd. (The)	39,600	1,178,414
Nabtesco Corp.	142,900	3,740,851
Nachi-Fujikoshi Corp.	229,000	1,126,946
Nagaileben Co. Ltd.	33,500	760,315
Nagase & Co. Ltd.	137,700	1,894,713
Nagoya Railroad Co. Ltd.	1,127,000	5,566,174
Nakanishi Inc.	28,700	1,112,818
Nankai Electric Railway Co. Ltd.	669,000	3,321,972
NanoCarrier Co. Ltd.[a,b]	51,900	374,814
Nanto Bank Ltd. (The)	29,300	1,184,233
NEC Corp.	3,191,000	7,398,188
NEC Networks & System Integration Corp.	37,200	680,059
NET One Systems Co. Ltd.	165,500	1,133,471
Nexon Co. Ltd.	220,700	3,375,931
Next Co. Ltd.[a]	78,700	533,405
NGK Insulators Ltd.	322,200	6,353,844
NGK Spark Plug Co. Ltd.	222,600	5,030,374
NH Foods Ltd.	214,000	5,845,436
NHK Spring Co. Ltd.	269,000	2,719,272
Nichi-Iko Pharmaceutical Co. Ltd.	56,500	825,605
Nichias Corp.	150,000	1,544,304
Nichicon Corp.	89,100	842,127
Nichiha Corp.	38,400	987,843
NichiiGakkan Co. Ltd.	69,000	499,534
Nichirei Corp.	160,000	3,263,247
Nidec Corp.	294,200	27,727,844
Nifco Inc./Japan	53,800	2,724,051
Nihon Kohden Corp.	97,300	2,230,791

Security	Shares	Value
Nihon M&A Center Inc.	84,800	$2,474,510
Nihon Parkerizing Co. Ltd.	125,100	1,536,871
Nihon Unisys Ltd.	81,500	1,056,260
Nikkon Holdings Co. Ltd.	73,100	1,520,766
Nikon Corp.	416,500	6,752,054
Nintendo Co. Ltd.	139,300	28,608,625
Nippo Corp.	74,000	1,402,105
Nippon Accommodations Fund Inc.	582	2,572,019
Nippon Building Fund Inc.	1,736	9,992,698
Nippon Denko Co. Ltd.[b]	369,000	1,065,290
Nippon Electric Glass Co. Ltd.	523,000	3,024,410
Nippon Express Co. Ltd.	1,017,000	5,411,352
Nippon Flour Mills Co. Ltd.	80,900	1,149,811
Nippon Gas Co. Ltd.	45,800	1,316,127
Nippon Kayaku Co. Ltd.	188,000	2,466,587
Nippon Light Metal Holdings Co. Ltd.	636,200	1,559,771
Nippon Paint Holdings Co. Ltd.	202,000	5,921,386
Nippon Paper Industries Co. Ltd.	124,600	2,290,006
Nippon Prologis REIT Inc.	1,935	4,056,496
NIPPON REIT Investment Corp.	484	1,225,316
Nippon Road Co. Ltd. (The)	153,000	625,183
Nippon Seiki Co. Ltd.	58,000	1,254,026
Nippon Sharyo Ltd.[a,b]	147,000	360,400
Nippon Sheet Glass Co. Ltd.[b]	126,500	1,045,037
Nippon Shinyaku Co. Ltd.	62,500	3,242,283
Nippon Shokubai Co. Ltd.	33,200	2,297,384
Nippon Signal Co. Ltd.	83,300	792,488
Nippon Soda Co. Ltd.	160,000	781,701
Nippon Steel & Sumikin Bussan Corp.	22,672	937,492
Nippon Steel & Sumitomo Metal Corp.	995,000	24,186,698
Nippon Suisan Kaisha Ltd.	349,700	1,727,144
Nippon Telegraph & Telephone Corp.	851,200	37,647,122
Nippon Thompson Co. Ltd.	129,400	606,913
Nippon Yusen KK	2,007,000	4,278,748
Nipro Corp.	174,400	1,958,175
Nishi-Nippon Financial Holdings Inc.[b]	146,100	1,540,490
Nishi-Nippon Railroad Co. Ltd.	404,000	1,794,359
Nishimatsu Construction Co. Ltd.	343,000	1,721,475
Nishimatsuya Chain Co. Ltd.	71,900	899,269

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Nissan Chemical Industries Ltd.	154,500	$5,537,708
Nissan Motor Co. Ltd.	2,965,900	29,481,165
Nissan Shatai Co. Ltd.	98,200	934,241
Nissha Printing Co. Ltd.[a]	38,000	1,046,414
Nisshin OilliO Group Ltd. (The)	211,000	999,005
Nisshin Seifun Group Inc.	246,600	3,761,157
Nisshin Steel Co. Ltd.	106,200	1,443,358
Nisshinbo Holdings Inc.	165,100	1,579,504
Nissin Electric Co. Ltd.	66,100	794,433
Nissin Foods Holdings Co. Ltd.	73,000	3,864,801
Nissin Kogyo Co. Ltd.	53,900	894,862
Nitori Holdings Co. Ltd.	99,400	11,143,042
Nitta Corp.	30,200	823,575
Nitto Boseki Co. Ltd.	210,000	845,037
Nitto Denko Corp.	203,700	16,182,004
Nitto Kogyo Corp.	54,700	749,255
Noevir Holdings Co. Ltd.	23,700	829,474
NOF Corp.	193,000	2,029,865
NOK Corp.	117,200	2,386,164
Nomura Co. Ltd.	58,200	1,014,849
Nomura Holdings Inc.	4,487,300	28,041,888
Nomura Real Estate Holdings Inc.	146,800	2,536,318
Nomura Real Estate Master Fund Inc.	4,926	7,696,943
Nomura Research Institute Ltd.	163,680	5,612,301
Noritake Co. Ltd./Nagoya Japan	24,200	622,977
Noritz Corp.	39,900	686,886
North Pacific Bank Ltd.	380,800	1,539,098
NS Solutions Corp.	50,900	1,011,444
NSD Co. Ltd.	72,700	1,136,593
NSK Ltd.	543,200	6,629,863
NTN Corp.	536,000	2,280,648
NTT Data Corp.	157,300	7,964,557
NTT DOCOMO Inc.	1,704,300	40,974,354
NTT Urban Development Corp.	138,100	1,219,377
Obara Group Inc.	17,700	834,883
Obayashi Corp.	802,200	7,667,486
OBIC Business Consultants Co. Ltd.	13,400	634,439
Obic Co. Ltd.	82,100	3,952,760
Odakyu Electric Railway Co. Ltd.	363,900	7,231,129
Ogaki Kyoritsu Bank Ltd. (The)	344,000	1,335,359
Ohsho Food Service Corp.	20,200	785,929
Oiles Corp.	42,100	753,181

Security	Shares	Value
Oita Bank Ltd. (The)	245,000	$922,763
Oji Holdings Corp.	1,017,000	4,516,989
Okabe Co. Ltd.	92,700	786,396
Okamoto Industries Inc.	69,000	652,765
Okasan Securities Group Inc.	198,000	1,301,532
Oki Electric Industry Co. Ltd.	98,100	1,417,799
Okinawa Electric Power Co. Inc. (The)	51,100	1,184,730
OKUMA Corp.	152,000	1,589,198
Okumura Corp.	213,000	1,294,177
Olympus Corp.	358,500	12,403,797
Omron Corp.	240,100	9,885,530
Ono Pharmaceutical Co. Ltd.	509,900	10,447,118
Onward Holdings Co. Ltd.	155,000	1,148,301
Open House Co. Ltd.	40,900	959,874
Oracle Corp. Japan	48,900	2,745,263
Orient Corp.[a,b]	550,400	1,012,061
Oriental Land Co. Ltd./Japan	268,700	14,767,461
ORIX Corp.	1,635,600	24,800,970
Orix JREIT Inc.	2,931	4,808,845
Osaka Gas Co. Ltd.	2,323,000	8,722,470
OSAKA Titanium Technologies Co. Ltd.[a,b]	25,300	407,452
OSG Corp.[a]	104,400	2,171,001
Otsuka Corp.	67,300	3,473,356
Otsuka Holdings Co. Ltd.	480,300	22,181,476
Outsourcing Inc.[a]	19,900	670,846
Oyo Corp.	54,200	693,779
Pacific Metals Co. Ltd.[a,b]	207,000	656,442
Pack Corp. (The)	27,600	724,477
PAL GROUP Holdings Co. Ltd.	16,300	417,147
PALTAC Corp.	39,300	1,019,723
Panasonic Corp.	2,717,100	28,444,169
Paramount Bed Holdings Co. Ltd.	24,300	979,987
Park24 Co. Ltd.	129,200	3,575,021
PC Depot Corp.[a]	64,400	358,684
Penta-Ocean Construction Co. Ltd.	357,200	1,751,494
PeptiDream Inc.[b]	42,500	2,114,146
Pigeon Corp.	135,400	3,680,426
Pilot Corp.	37,900	1,543,606
Pioneer Corp.[b]	433,800	955,651
Plenus Co. Ltd.	33,600	731,843
Pola Orbis Holdings Inc.	28,400	2,704,402
Premier Investment Corp.	1,634	1,908,692

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Press Kogyo Co. Ltd.	193,800	$883,139
Prima Meat Packers Ltd.	223,000	873,578
Raito Kogyo Co. Ltd.	72,400	762,105
Rakuten Inc.[b]	1,149,700	11,514,872
Recruit Holdings Co. Ltd.	460,800	20,241,226
Relia Inc.	66,700	696,773
Relo Group Inc.	12,800	1,885,179
Rengo Co. Ltd.	229,800	1,406,460
Resona Holdings Inc.	2,718,800	14,809,400
Resorttrust Inc.	102,600	1,897,519
Ricoh Co. Ltd.	815,200	7,306,567
Ricoh Leasing Co. Ltd.	26,100	795,230
Riken Corp.	15,400	586,862
Ringer Hut Co. Ltd.	42,500	890,207
Rinnai Corp.	42,200	3,598,668
Riso Kagaku Corp.	35,800	640,473
Rohm Co. Ltd.	109,700	7,055,101
Rohto Pharmaceutical Co. Ltd.	119,200	2,070,051
Round One Corp.	103,400	746,740
Royal Holdings Co. Ltd.	53,300	907,153
Ryobi Ltd.	188,000	861,719
Ryohin Keikaku Co. Ltd.	29,400	5,523,518
Ryosan Co. Ltd.	38,900	1,212,871
Ryoyo Electro Corp.	47,500	603,797
Saizeriya Co. Ltd.	38,800	899,905
Sakai Chemical Industry Co. Ltd.	218,000	772,658
Sakata Seed Corp.	39,400	1,132,214
San-A Co. Ltd.	26,700	1,240,426
San-in Godo Bank Ltd. (The)	179,500	1,506,795
Sanden Holdings Corp.	187,000	593,018
Sangetsu Corp.	72,900	1,295,784
Sanken Electric Co. Ltd.[b]	201,000	949,873
Sankyo Co. Ltd.	49,900	1,673,307
Sankyo Tateyama Inc.	51,400	771,628
Sankyu Inc.	329,000	2,086,662
Sanrio Co. Ltd.	59,300	1,168,354
Santen Pharmaceutical Co. Ltd.	460,500	5,792,298
Sanwa Holdings Corp.	263,300	2,458,168
Sanyo Special Steel Co. Ltd.	147,000	782,172
Sapporo Holdings Ltd.	87,200	2,275,759
Sato Holdings Corp.	37,600	810,617
Sawai Pharmaceutical Co. Ltd.	40,900	2,150,815
SBI Holdings Inc./Japan	263,000	3,653,849
SCREEN Holdings Co. Ltd.	48,300	3,033,364
SCSK Corp.	62,300	2,349,221

Security	Shares	Value
Secom Co. Ltd.	260,200	$18,874,468
Sega Sammy Holdings Inc.	228,600	3,606,428
Seibu Holdings Inc.	213,800	3,617,935
Seikagaku Corp.	45,900	677,644
Seiko Epson Corp.	344,600	7,135,355
Seiko Holdings Corp.	206,000	750,255
Seino Holdings Co. Ltd.	182,000	2,109,793
Seiren Co. Ltd.	65,800	817,714
Sekisui Chemical Co. Ltd.	505,000	8,271,996
Sekisui House Ltd.	738,700	11,998,338
Sekisui House Reit Inc.	1,114	1,504,135
Sekisui House SI Residential Investment Corp.	1,367	1,536,091
Senko Co. Ltd.	150,000	966,023
Senshu Ikeda Holdings Inc.	315,000	1,455,030
Septeni Holdings Co. Ltd.[a]	133,500	432,845
Seria Co. Ltd.	24,200	1,648,803
Seven & I Holdings Co. Ltd.	927,000	37,129,407
Seven Bank Ltd.	757,400	2,179,859
Sharp Corp./Japan[a,b]	1,843,000	4,976,878
Shiga Bank Ltd. (The)	284,000	1,601,954
Shikoku Chemicals Corp.	54,000	533,884
Shikoku Electric Power Co. Inc.[b]	216,200	2,087,581
Shima Seiki Manufacturing Ltd.	32,900	1,139,773
Shimachu Co. Ltd.	61,600	1,511,888
Shimadzu Corp.	293,800	4,982,138
Shimamura Co. Ltd.	27,600	3,626,063
Shimano Inc.	91,200	14,428,354
Shimizu Corp.	681,000	6,285,223
Shin-Etsu Chemical Co. Ltd.	489,200	42,356,051
Shinko Electric Industries Co. Ltd.	102,400	781,360
Shinko Plantech Co. Ltd.	89,200	641,020
Shinmaywa Industries Ltd.	143,000	1,343,940
Shinsei Bank Ltd.	2,196,000	3,803,864
Shionogi & Co. Ltd.	367,800	17,724,317
Ship Healthcare Holdings Inc.	59,600	1,585,627
Shiseido Co. Ltd.	468,900	13,153,775
Shizuoka Bank Ltd. (The)	650,000	5,687,320
Shizuoka Gas Co. Ltd.	133,600	868,712
SHO-BOND Holdings Co. Ltd.	31,600	1,345,965
Shochiku Co. Ltd.	135,000	1,612,925
Showa Corp.	104,200	719,195
Showa Denko KK	171,800	2,833,956
Showa Sangyo Co. Ltd.	175,000	929,602

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Showa Shell Sekiyu KK	236,000	$2,320,693
SIIX Corp.	21,900	799,547
Sintokogio Ltd.	81,500	744,233
SKY Perfect JSAT Holdings Inc.	210,100	948,086
Skylark Co. Ltd.	133,200	1,809,130
SMC Corp./Japan	70,500	19,357,362
SMS Co. Ltd.	36,700	882,169
SoftBank Group Corp.	1,181,700	91,334,414
Sohgo Security Services Co. Ltd.	89,800	3,386,196
Sojitz Corp.	1,538,600	3,977,194
Sompo Holdings Inc.	435,900	15,867,805
Sony Corp.	1,551,300	47,169,442
Sony Financial Holdings Inc.	218,800	3,698,658
Sosei Group Corp.[b]	20,800	2,418,583
Sotetsu Holdings Inc.	490,000	2,485,365
Square Enix Holdings Co. Ltd.	109,000	3,127,426
St. Marc Holdings Co. Ltd.	25,700	777,335
Stanley Electric Co. Ltd.	187,900	5,316,114
Star Micronics Co. Ltd.	61,600	938,432
Start Today Co. Ltd.	222,300	4,192,253
Sugi Holdings Co. Ltd.	49,900	2,327,115
Sumco Corp.	237,400	3,734,714
Sumitomo Bakelite Co. Ltd.	240,000	1,424,117
Sumitomo Chemical Co. Ltd.	1,936,000	10,370,047
Sumitomo Corp.	1,450,100	18,239,766
Sumitomo Dainippon Pharma Co. Ltd.	202,000	3,416,460
Sumitomo Electric Industries Ltd.	927,600	13,575,137
Sumitomo Forestry Co. Ltd.	166,500	2,293,951
Sumitomo Heavy Industries Ltd.	691,000	4,775,465
Sumitomo Metal Mining Co. Ltd.	600,000	8,165,223
Sumitomo Mitsui Construction Co. Ltd.	1,216,600	1,296,842
Sumitomo Mitsui Financial Group Inc.	1,652,900	65,352,502
Sumitomo Mitsui Trust Holdings Inc.	407,000	15,300,235
Sumitomo Osaka Cement Co. Ltd.	475,000	1,919,831
Sumitomo Real Estate Sales Co. Ltd.	27,900	637,431
Sumitomo Realty & Development Co. Ltd.	438,000	11,921,226
Sumitomo Riko Co. Ltd.	52,600	545,274
Sumitomo Rubber Industries Ltd.	208,400	3,267,386

Security	Shares	Value
Sumitomo Warehouse Co. Ltd. (The)	183,000	$988,354
Sundrug Co. Ltd.	46,900	3,241,235
Suntory Beverage & Food Ltd.	172,300	7,338,916
Suruga Bank Ltd.	215,900	4,948,008
Suzuken Co. Ltd./Aichi Japan	98,000	3,247,080
Suzuki Motor Corp.	423,500	16,435,901
Sysmex Corp.	193,700	11,631,463
T&D Holdings Inc.	719,400	10,758,249
T-Gaia Corp.	33,600	552,165
Tachi-S Co. Ltd.	43,500	721,039
Tadano Ltd.	132,300	1,632,376
Taiheiyo Cement Corp.	1,492,000	5,235,088
Taikisha Ltd.	36,500	904,921
Taisei Corp.	1,297,000	9,240,009
Taisho Pharmaceutical Holdings Co. Ltd.	44,200	3,737,810
Taiyo Holdings Co. Ltd.	26,300	1,066,485
Taiyo Nippon Sanso Corp.	168,500	1,999,698
Taiyo Yuden Co. Ltd.	139,200	1,707,619
Takara Bio Inc.	61,600	876,600
Takara Holdings Inc.	215,500	2,065,507
Takara Leben Co. Ltd.	110,200	618,667
Takasago Thermal Engineering Co. Ltd.	68,100	933,407
Takashimaya Co. Ltd.	372,000	3,215,243
Takata Corp.[a,b]	67,500	320,786
Takeda Pharmaceutical Co. Ltd.	872,200	36,600,247
Takeuchi Manufacturing Co. Ltd.	46,200	992,330
Tamron Co. Ltd.	36,600	666,164
TDK Corp.	151,400	10,933,884
TechnoPro Holdings Inc.	48,800	1,688,439
Teijin Ltd.	231,600	4,908,706
Tekken Corp.[a]	234,000	685,943
Temp Holdings Co. Ltd.	180,800	3,141,415
Terumo Corp.	422,100	15,635,416
THK Co. Ltd.	151,000	3,743,646
TIS Inc.	100,300	2,278,189
Toa Corp./Tokyo	33,700	536,147
Toagosei Co. Ltd.	148,200	1,592,911
Tobu Railway Co. Ltd.	1,161,000	5,909,420
TOC Co. Ltd.	77,500	614,768
Tocalo Co. Ltd.	42,900	977,468
Tochigi Bank Ltd. (The)	184,000	939,818
Toda Corp.	266,000	1,464,979

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Toho Bank Ltd. (The)	249,000	$940,040
Toho Co. Ltd./Tokyo	143,600	4,152,059
Toho Gas Co. Ltd.	479,000	3,586,915
Toho Holdings Co. Ltd.	69,400	1,496,808
Toho Titanium Co. Ltd.[a]	53,400	427,864
Toho Zinc Co. Ltd.	218,000	954,688
Tohoku Electric Power Co. Inc.	561,700	6,865,638
Tokai Carbon Co. Ltd.	271,500	979,161
Tokai Corp./Gifu	8,000	281,768
TOKAI Holdings Corp.[a]	144,600	1,034,004
Tokai Rika Co. Ltd.	66,000	1,320,293
Tokai Tokyo Financial Holdings Inc.	253,200	1,414,726
Token Corp.	12,510	886,785
Tokio Marine Holdings Inc.	842,500	35,406,329
Tokuyama Corp.[b]	390,000	1,752,965
Tokyo Broadcasting System Holdings Inc.	55,200	952,730
Tokyo Century Corp.	53,100	1,813,631
Tokyo Dome Corp.	122,900	1,169,229
Tokyo Electric Power Co. Holdings Inc.[b]	1,800,500	6,925,308
Tokyo Electron Ltd.	193,800	20,158,987
Tokyo Gas Co. Ltd.	2,436,000	10,815,126
Tokyo Ohka Kogyo Co. Ltd.	48,600	1,744,117
Tokyo Seimitsu Co. Ltd.	53,900	1,771,530
Tokyo Steel Manufacturing Co. Ltd.	132,900	1,202,977
Tokyo Tatemono Co. Ltd.	251,300	3,343,970
Tokyo TY Financial Group Inc.	34,900	1,218,361
Tokyotokeiba Co. Ltd.	305,000	712,547
Tokyu Construction Co. Ltd.	118,800	937,103
Tokyu Corp.	1,294,000	9,551,979
Tokyu Fudosan Holdings Corp.	617,700	3,626,913
TOKYU REIT Inc.	1,224	1,526,534
TOMONY Holdings Inc.	200,600	1,074,500
Tomy Co. Ltd.	93,300	995,366
TonenGeneral Sekiyu KK	363,000	4,285,383
Topcon Corp.	127,700	1,969,240
Toppan Forms Co. Ltd.	76,800	799,552
Toppan Printing Co. Ltd.	644,000	6,344,179
Topre Corp.	44,800	1,144,524
Topy Industries Ltd.	25,700	721,404
Toray Industries Inc.	1,817,000	15,778,807
Toridoll Holdings Corp.	30,100	658,818

Security	Shares	Value
Torii Pharmaceutical Co. Ltd.	22,900	$508,346
Toshiba Corp.[b]	4,983,000	10,725,125
Toshiba Machine Co. Ltd.	159,000	694,897
Toshiba TEC Corp.[b]	172,000	944,224
Tosoh Corp.	689,000	5,232,911
Totetsu Kogyo Co. Ltd.	36,800	1,086,920
TOTO Ltd.	175,200	7,088,927
Towa Bank Ltd. (The)	874,000	892,827
Toyo Corp./Chuo-ku	67,400	587,336
Toyo Engineering Corp.	292,000	780,742
Toyo Ink SC Holdings Co. Ltd.	262,000	1,284,690
Toyo Seikan Group Holdings Ltd.	206,400	3,817,231
Toyo Suisan Kaisha Ltd.	110,400	3,952,139
Toyo Tanso Co. Ltd.	41,200	693,895
Toyo Tire & Rubber Co. Ltd.	124,900	1,522,210
Toyobo Co. Ltd.	1,096,000	1,781,639
Toyoda Gosei Co. Ltd.	82,000	1,981,985
Toyota Boshoku Corp.	82,300	1,831,326
Toyota Industries Corp.	199,900	9,695,350
Toyota Motor Corp.	3,287,500	192,270,931
Toyota Tsusho Corp.	261,200	7,215,918
TPR Co. Ltd.	30,200	865,157
Transcosmos Inc.	46,400	1,220,434
Trend Micro Inc./Japan[b]	139,900	5,449,358
Trusco Nakayama Corp.	58,500	1,333,431
TS Tech Co. Ltd.	61,300	1,572,046
TSI Holdings Co. Ltd.	126,600	908,664
Tsubakimoto Chain Co.	170,000	1,368,155
Tsukuba Bank Ltd.	199,000	606,325
Tsumura & Co.	75,200	2,184,357
Tsuruha Holdings Inc.	46,400	4,368,998
TV Asahi Holdings Corp.	32,700	656,759
UACJ Corp.	318,000	1,002,798
Ube Industries Ltd.	1,341,000	3,240,080
ULVAC Inc.	49,600	1,764,584
Unicharm Corp.	499,500	11,270,087
Unipres Corp.	50,500	1,067,644
United Arrows Ltd.	33,100	937,944
United Super Markets Holdings Inc.	89,600	785,567
United Urban Investment Corp.	3,598	5,756,161
Unitika Ltd.[b]	1,235,000	888,608
Universal Entertainment Corp.[b]	25,400	926,200
Unizo Holdings Co. Ltd.	21,700	620,688
Ushio Inc.	145,300	1,852,147

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
USS Co. Ltd.	271,700	$4,781,148
V Technology Co. Ltd.	6,400	1,011,379
Valor Holdings Co. Ltd.	51,200	1,334,406
Vital KSK Holdings Inc.[a]	88,900	794,434
VT Holdings Co. Ltd.	109,700	534,979
W-Scope Corp.[a]	35,000	570,198
Wacoal Holdings Corp.	136,000	1,656,282
WATAMI Co. Ltd.	48,900	479,118
Welcia Holdings Co. Ltd.	28,400	1,566,636
West Japan Railway Co.	202,300	13,226,098
Xebio Holdings Co. Ltd.	46,300	694,243
Yahoo Japan Corp.	1,793,600	7,552,000
Yakult Honsha Co. Ltd.	108,400	5,584,899
Yamada Denki Co. Ltd.	764,200	4,222,362
Yamagata Bank Ltd. (The)	174,000	748,088
Yamaguchi Financial Group Inc.	245,000	2,683,411
Yamaha Corp.	207,000	6,343,771
Yamaha Motor Co. Ltd.	347,800	7,272,673
Yamanashi Chuo Bank Ltd. (The)	186,000	878,987
Yamato Holdings Co. Ltd.	428,500	8,676,578
Yamato Kogyo Co. Ltd.	50,600	1,519,236
Yamazaki Baking Co. Ltd.	167,800	3,383,575
Yamazen Corp.	104,300	895,919
Yaoko Co. Ltd.	27,800	1,132,250
Yaskawa Electric Corp.	315,300	5,716,432
Yellow Hat Ltd.	32,000	735,368
Yodogawa Steel Works Ltd.	29,100	832,352
Yokogawa Electric Corp.	284,500	4,564,131
Yokohama Reito Co. Ltd.[a]	120,400	1,102,664
Yokohama Rubber Co. Ltd. (The)	135,800	2,399,344
Yondoshi Holdings Inc.	29,900	659,221
Yonex Co. Ltd.	15,800	757,895
Yoshinoya Holdings Co. Ltd.	96,000	1,387,448
Yuasa Trading Co. Ltd.	31,200	846,689
Zenkoku Hosho Co. Ltd.	59,500	2,063,935
Zenrin Co. Ltd.	37,700	733,404
Zensho Holdings Co. Ltd.	112,600	1,938,430
Zeon Corp.	212,000	2,448,146
Zojirushi Corp.[a]	49,900	654,695

		4,547,965,890
NETHERLANDS — 3.05%
Aalberts Industries NV	119,713	4,198,182
ABN AMRO Group NVc	348,688	8,195,992
Accell Group	45,839	1,075,227
Aegon NV	2,247,634	12,174,241

Security	Shares	Value
AerCap Holdings NVb	197,905	$8,761,254
Akzo Nobel NV	300,375	20,382,596
Altice NV Class Aa,b	460,996	10,103,465
Altice NV Class Bb	128,188	2,823,298
Arcadis NVa	86,294	1,172,252
ASM International NV	59,146	2,914,711
ASML Holding NV	453,243	55,055,746
ASR Nederland NVb	72,808	2,000,924
BE Semiconductor Industries NV	47,927	1,730,980
BinckBank NVa	140,691	806,446
Boskalis Westminster	110,197	4,079,425
Brunel International NV	46,242	811,324
Corbion NV	79,749	2,042,148
Delta Lloyd NV	560,145	3,222,272
Eurocommercial Properties NV	60,717	2,252,627
Flow Traders[a,c]	37,114	1,297,129
Fugro NV CVA[a,b]	76,519	1,204,853
Gemalto NV	99,243	5,765,864
Heineken Holding NV	125,826	8,835,992
Heineken NV	282,305	21,121,178
IMCD Group NV	64,353	2,891,040
ING Groep NV	4,740,697	67,883,357
Intertrust NVc	57,065	1,064,119
InterXion Holding NVb	93,784	3,604,119
Koninklijke Ahold Delhaize NV	1,573,095	33,482,368
Koninklijke BAM Groep NV	301,993	1,427,516
Koninklijke DSM NV	221,121	14,098,965
Koninklijke KPN NV	4,170,974	12,008,173
Koninklijke Philips NV	1,157,518	33,943,984
Koninklijke Vopak NV	87,314	3,747,518
NN Group NV	384,210	13,590,014
NSI NV	275,773	1,122,671
NXP Semiconductors NVb	363,166	35,535,793
OCI NVb	110,267	2,081,227
Philips Lighting NVa,b,c	59,817	1,540,472
PostNL NVb	535,875	2,347,753
Randstad Holding NV	145,543	8,462,113
Refresco Group NVc	89,868	1,356,286
RELX NV	1,225,019	20,685,598
SBM Offshore NV	222,260	3,612,554
SNS REAAL NVa,b	3,991	—
TKH Group NV	54,433	2,208,907
TomTom NVa,b	133,787	1,226,358
Unilever NV CVA	1,990,290	80,433,160
VastNed Retail NV	33,174	1,224,855

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Wereldhave NV	47,695	$2,090,109
Wessanen	109,867	1,559,562
Wolters Kluwer NV	372,312	14,225,355

		549,482,072
NEW ZEALAND — 0.32%
a2 Milk Co. Ltd.[a,b]	878,503	1,423,502
Air New Zealand Ltd.	650,384	1,001,410
Argosy Property Ltd.	1,029,195	773,471
Auckland International Airport Ltd.	1,167,367	5,854,450
Chorus Ltd.	475,348	1,413,270
Contact Energy Ltd.	889,803	3,111,966
Fisher & Paykel Healthcare Corp. Ltd.	694,998	4,428,186
Fletcher Building Ltd.	854,046	6,574,960
Freightways Ltd.	195,776	1,003,366
Genesis Energy Ltd.	755,754	1,196,897
Goodman Property Trust	1,138,893	1,047,971
Infratil Ltd.	703,400	1,480,154
Kiwi Property Group Ltd.	1,380,047	1,462,124
Mercury NZ Ltd.	934,621	2,103,761
Meridian Energy Ltd.	1,632,497	3,147,971
Metlifecare Ltd.	187,982	769,083
Precinct Properties New Zealand Ltd.	1,205,041	1,091,167
Ryman Healthcare Ltd.	474,982	3,033,318
Sky Network Television Ltd.	464,038	1,578,680
SKYCITY Entertainment Group Ltd.	782,555	2,168,849
Spark New Zealand Ltd.	2,235,483	5,753,088
Summerset Group Holdings Ltd.	260,276	944,630
Trade Me Group Ltd.	476,864	1,769,162
Xero Ltd.[a,b]	95,026	1,316,821
Z Energy Ltd.	439,762	2,347,316

		56,795,573
NORWAY — 0.83%
Aker ASA Class A	40,892	1,699,743
Aker BP ASA	128,193	2,332,411
Aker Solutions ASA[b]	261,854	1,411,152
Atea ASA	107,615	1,049,631
Austevoll Seafood ASA	131,315	1,216,951
Bakkafrost P/F	51,611	1,987,222
Borregaard ASA	154,121	1,699,916
BW LPG Ltd.[c]	160,046	816,983

Security	Shares	Value
DNB ASA	1,206,088	$20,170,485
DNO ASA[a,b]	889,580	930,909
Entra ASA[c]	149,900	1,621,476
Frontline Ltd./Bermuda[a]	105,434	730,423
Gjensidige Forsikring ASA	262,600	4,528,934
Hoegh LNG Holdings Ltd.	73,467	819,252
Leroy Seafood Group ASA	38,659	2,157,133
Marine Harvest ASA	469,903	8,326,925
Nordic Semiconductor ASA[a,b]	182,947	773,791
Norsk Hydro ASA	1,611,203	9,201,839
Norwegian Air Shuttle ASA[a,b]	38,346	1,253,227
Norwegian Property ASA	426,828	513,579
Opera Software ASA	183,165	825,915
Orkla ASA	1,009,241	9,432,789
Petroleum Geo-Services ASA[a,b]	378,251	1,257,350
Protector Forsikring ASA[a]	112,488	1,004,876
REC Silicon ASA[a,b]	3,337,027	521,173
Salmar ASA	67,953	1,926,825
Schibsted ASA	95,042	2,519,360
Schibsted ASA Class B	117,668	2,938,929
Seadrill Ltd.[a,b]	452,696	883,081
SpareBank 1 SMN	200,094	1,678,039
Statoil ASA	1,387,467	25,868,243
Stolt-Nielsen Ltd.	36,012	544,923
Storebrand ASA[b]	573,175	3,500,598
Subsea 7 SAb	326,155	4,443,739
Telenor ASA	923,147	14,653,216
TGS Nopec Geophysical Co. ASA[a]	132,810	3,187,989
Thin Film Electronics ASA[a,b]	1,104,682	518,255
XXL ASA[c]	129,102	1,490,649
Yara International ASA	219,927	9,291,316

		149,729,247
PORTUGAL — 0.16%
Altri SGPS SA	150,149	658,151
Banco BPI SA Registered[b,d]	551,704	674,928
Banco Comercial Portugues SAa,b	811,068	137,088
CTT — Correios de Portugal SA	204,893	1,141,239
EDP — Energias de Portugal SA	2,823,538	8,202,158
Galp Energia SGPS SA	452,309	6,657,598
Jeronimo Martins SGPS SA	328,072	5,550,441
Navigator Co. SA (The)	351,562	1,279,995
NOS SGPS SA	337,265	1,898,589

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
REN — Redes Energeticas Nacionais SGPS SAa	450,629	$1,240,863
Sonae SGPS SA	1,333,832	1,145,971

		28,587,021
SINGAPORE — 1.36%
Accordia Golf Trust	1,588,800	755,605
ARA Asset Management Ltd.	1,055,028	1,288,081
Ascendas India Trust	1,108,200	825,958
Ascendas REIT	2,864,800	5,002,419
Ascott Residence Trust	1,378,800	1,110,831
Asian Pay Television Trust[a]	3,385,500	925,197
Boustead Singapore Ltd.	112,500	64,683
Cache Logistics Trust	2,047,800	1,177,398
Cambridge Industrial Trust	2,600,400	1,042,892
CapitaLand Commercial Trust	2,577,900	2,790,529
CapitaLand Ltd.	3,059,900	7,145,848
CapitaLand Mall Trust	3,058,900	4,212,284
CapitaLand Retail China Trust[a]	954,220	961,806
CDL Hospitality Trusts[a]	1,078,800	1,083,548
Chip Eng Seng Corp. Ltd.	878,100	414,492
City Developments Ltd.	499,000	3,269,286
ComfortDelGro Corp. Ltd.	2,663,900	4,557,069
COSCO Corp. Singapore Ltd.[a,b]	1,776,800	353,140
CWT Ltd.	363,300	515,758
DBS Group Holdings Ltd.	2,166,400	29,171,357
Ezion Holdings Ltd.[a,b]	2,609,852	759,540
First REIT	739,000	666,191
First Resources Ltd.[a]	722,500	989,796
Frasers Centrepoint Trust	876,900	1,244,889
Frasers Commercial Trust	1,238,700	1,103,470
Genting Singapore PLC	7,531,000	5,185,314
GL Ltd.	467,600	260,552
Global Logistic Properties Ltd.	3,297,400	6,085,491
Golden Agri-Resources Ltd.	8,908,700	2,687,534
Hutchison Port Holdings Trust	6,440,800	2,737,340
Hyflux Ltd.[a]	1,927,600	711,493
Jardine Cycle & Carriage Ltd.	120,932	3,549,502
Keppel Corp. Ltd.	1,792,300	7,849,582
Keppel REIT	2,371,980	1,700,525
Lippo Malls Indonesia Retail Trust	3,985,500	1,103,311
M1 Ltd./Singapore[a]	562,600	802,687
Mapletree Commercial Trust	2,420,253	2,628,469
Mapletree Greater China Commercial Trust	2,316,100	1,570,042

Security	Shares	Value
Mapletree Industrial Trust	1,757,500	$2,052,163
Mapletree Logistics Trust	1,910,800	1,424,148
Midas Holdings Ltd.[a,b]	2,449,400	399,888
Noble Group Ltd.[a,b]	11,948,500	1,450,308
OUE Hospitality Trust	1,657,000	817,444
Oversea-Chinese Banking Corp. Ltd.	3,859,400	25,723,854
Parkway Life REIT	733,200	1,264,676
Raffles Medical Group Ltd.[a]	1,432,800	1,505,213
Sabana Shari’ah Compliant Industrial REIT[a]	2,509,580	685,824
SATS Ltd.	857,200	3,212,675
SembCorp Industries Ltd.	1,253,100	2,801,863
Sembcorp Marine Ltd.[a]	1,195,100	1,263,983
Singapore Airlines Ltd.	632,500	4,444,740
Singapore Exchange Ltd.	977,500	5,148,389
Singapore Post Ltd.[a]	1,891,100	1,966,540
Singapore Press Holdings Ltd.[a]	990,300	2,425,138
Singapore Technologies Engineering Ltd.	2,000,000	4,684,838
Singapore Telecommunications Ltd.	9,805,800	26,936,716
Soilbuild Business Space REIT	2,143,390	966,108
Starhill Global REIT[a]	2,384,700	1,294,929
StarHub Ltd.[a]	835,000	1,760,328
Suntec REIT	2,937,900	3,607,728
Super Group Ltd./Singapore	813,500	744,900
United Engineers Ltd.	678,900	1,363,776
United Overseas Bank Ltd.	1,581,100	23,478,572
UOL Group Ltd.	545,100	2,464,713
Venture Corp. Ltd.	362,100	2,619,108
Wilmar International Ltd.	2,416,000	6,653,947
Wing Tai Holdings Ltd.[a]	605,300	745,454
Yangzijiang Shipbuilding Holdings Ltd.	2,731,700	1,560,916
Yanlord Land Group Ltd.	858,600	847,142
Ying Li International Real Estate Ltd.[b]	3,473,500	401,888

		245,021,818
SPAIN — 3.04%
Abengoa SA Class Ba,b	1,349,833	281,542
Abertis Infraestructuras SA	813,902	11,650,091
Acciona SA	42,888	3,322,301
Acerinox SA	214,800	2,946,946

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
ACS Actividades de Construccion y Servicios SA	240,295	$7,395,882
Aena SAc	86,862	12,611,674
Almirall SA	97,933	1,576,960
Amadeus IT Holding SA Class A	548,316	25,329,200
Applus Services SA	202,778	2,315,238
Atresmedia Corp. de Medios de Comunicacion SA	135,740	1,541,756
Axiare Patrimonio SOCIMI SA	119,672	1,745,949
Banco Bilbao Vizcaya Argentaria SA	8,091,482	54,871,526
Banco de Sabadell SA	6,535,794	9,846,148
Banco Popular Espanol SAa	4,269,438	4,410,967
Banco Santander SA	17,941,092	99,833,662
Bankia SA	5,905,827	6,222,868
Bankinter SA	881,323	7,081,436
Bolsas y Mercados Espanoles SHMSF SA	1,895	59,789
CaixaBank SA	4,104,578	14,997,502
Cellnex Telecom SAa,c	208,796	2,969,500
Cia. de Distribucion Integral Logista Holdings SA	67,911	1,642,500
CIE Automotive SA	83,256	1,548,016
Codere SA/Spain[b]	1,045,280	937,596
Construcciones y Auxiliar de Ferrocarriles SA	33,640	1,366,939
Corp Financiera Alba SA	31,973	1,498,919
Distribuidora Internacional de Alimentacion SA	796,965	4,214,244
Ebro Foods SA	106,364	2,195,499
Enagas SA	76,594	1,878,996
Ence Energia y Celulosa SA	371,485	989,609
Endesa SA	390,132	8,029,672
Euskaltel SAc	163,478	1,507,178
Faes Farma SA	458,485	1,701,990
Ferrovial SA	625,658	11,325,491
Gamesa Corp. Tecnologica SA	283,149	5,945,564
Gas Natural SDG SA	429,263	8,266,780
Grifols SA	375,952	8,052,696
Grupo Catalana Occidente SA	65,012	2,118,293
Hispania Activos Inmobiliarios SOCIMI SA	177,267	2,183,926
Iberdrola SA	6,671,308	42,061,296
Iberdrola SA New[b]	133,527	841,864

Security	Shares	Value
Indra Sistemas SAa,b	157,938	$1,738,413
Industria de Diseno Textil SA	1,352,070	44,617,202
Inmobiliaria Colonial SA	345,738	2,539,251
International Consolidated Airlines Group SA	1,055,231	6,329,155
Lar Espana Real Estate SOCIMI SA	192,610	1,464,569
Liberbank SAb	885,734	981,143
Mapfre SA	1,437,304	4,349,225
Mediaset Espana Comunicacion SA	266,713	3,259,958
Melia Hotels International SA	138,147	1,773,630
Merlin Properties SOCIMI SA	411,900	4,609,429
NH Hotel Group SAb	311,309	1,376,006
Obrascon Huarte Lain SAa	185,778	630,419
Pescanova SAb	498	—
Pharma Mar SAa,b	323,472	1,052,225
Promotora de Informaciones SAb	66,352	376,388
Prosegur Cia. de Seguridad SA	394,375	2,480,491
Red Electrica Corp. SA	265,375	4,740,652
Repsol SA	1,373,609	20,277,717
Sacyr SAb	533,305	1,383,223
Tecnicas Reunidas SAa	48,525	1,924,584
Telefonica SA	5,724,474	55,213,979
Tubacex SA	300,200	937,592
Viscofan SA	59,002	2,997,840
Zardoya Otis SA	270,088	2,276,696

		546,647,792
SWEDEN — 3.22%
AAK AB	38,406	2,550,412
AF AB Class B	98,186	1,961,114
Alfa Laval AB	361,373	6,746,599
Assa Abloy AB	1,243,554	23,557,763
Atlas Copco AB Class A	814,252	26,109,046
Atlas Copco AB Class B	499,125	14,479,969
Attendo ABc	167,652	1,563,059
Avanza Bank Holding AB	36,306	1,663,374
Axfood AB	141,166	2,322,192
Betsson AB	151,220	1,302,607
Bilia AB Class A	59,723	1,434,729
BillerudKorsnas AB	221,989	3,699,986
BioGaia AB Class B	20,781	753,589
Boliden AB	337,259	9,841,994
Bonava AB Class Bb	130,062	2,001,160
Bravida Holding ABc	213,552	1,413,241

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Byggmax Group ABa	120,374	$815,887
Castellum AB	300,245	4,138,776
Clas Ohlson AB Class Ba	65,162	1,028,685
Cloetta AB Class B	404,716	1,365,782
Com Hem Holding AB	202,231	2,117,947
Dometic Group ABb,c	291,611	2,293,431
Duni AB	47,805	683,585
Electrolux AB Class B	297,625	7,915,921
Elekta AB Class Ba	470,563	4,255,286
Evolution Gaming Group ABa,c	27,673	889,553
Fabege AB	177,855	3,033,561
Fastighets AB Balder Class Bb	112,940	2,313,942
Fingerprint Cards AB Class Ba,b	394,882	2,396,414
Getinge AB Class B	254,311	4,113,615
Granges AB	102,636	1,138,887
Hemfosa Fastigheter AB	179,014	1,655,679
Hennes & Mauritz AB Class B	1,167,432	33,387,252
Hexagon AB Class B	322,661	12,771,198
Hexpol AB	310,854	3,011,958
Hoist Finance ABc	116,788	1,125,582
Holmen AB Class B	64,812	2,370,321
Hufvudstaden AB Class A	159,724	2,547,077
Husqvarna AB Class B	521,899	4,370,253
ICA Gruppen AB	99,939	3,266,287
Industrial & Financial Systems Class B	18,882	856,447
Industrivarden AB Class C	206,442	4,000,558
Indutrade AB	127,326	2,582,468
Intrum Justitia ABa	95,334	3,212,844
Investor AB Class B	557,757	22,261,533
Inwido AB	91,118	979,808
JM AB	93,254	2,816,310
Kambi Group PLC[b]	35,856	418,380
Kindred Group PLC	296,147	2,501,882
Kinnevik AB Class B	287,779	7,384,098
Klovern AB Class B	735,546	775,379
Kungsleden AB	231,803	1,494,246
L E Lundbergforetagen AB Class B	55,672	3,585,538
Lifco AB Class B	61,004	1,743,948
Lindab International AB	118,319	1,028,673
Loomis AB Class B	93,907	2,746,868
Lundin Petroleum ABb	235,996	5,091,613
Mekonomen AB	41,320	883,916

Security	Shares	Value
Millicom International Cellular SA SDR	81,502	$4,033,331
Modern Times Group MTG AB Class B	70,990	2,191,029
Mycronic ABa	93,615	1,068,237
NCC AB Class B	119,959	2,951,769
NetEnt AB	239,577	1,925,309
Nibe Industrier AB Class B	481,761	3,976,281
Nobia AB	138,281	1,244,934
Nordea Bank AB	3,752,560	45,374,484
Oriflame Holding AG	62,499	1,896,076
Pandox AB	89,665	1,434,993
Peab AB	238,587	1,955,564
Ratos AB Class Ba	258,763	1,395,703
Rezidor Hotel Group AB	163,342	659,602
Saab AB	84,115	3,437,114
Sandvik AB	1,318,611	17,799,499
Securitas AB Class B	396,007	6,305,959
Skandinaviska Enskilda Banken AB Class A	1,862,505	20,933,366
Skanska AB Class B	421,667	10,322,680
SKF AB Class B	489,786	9,861,162
SSAB AB Class Aa,b	252,941	1,039,935
SSAB AB Class Bb	680,415	2,290,726
Starbreeze ABa,b	328,014	604,126
Svenska Cellulosa AB SCA Class B	748,468	22,518,427
Svenska Handelsbanken AB Class A	1,877,447	28,049,165
Sweco AB Class B	103,491	2,286,093
Swedbank AB Class A	1,123,007	28,404,050
Swedish Match AB	233,174	7,591,439
Swedish Orphan Biovitrum ABa,b	190,686	2,438,763
Tele2 AB Class B	428,642	3,783,029
Telefonaktiebolaget LM Ericsson Class B	3,767,363	22,259,575
Telia Co. AB	3,146,897	12,768,879
Thule Group ABc	137,367	2,229,841
Trelleborg AB Class B	299,850	6,225,722
Vitrolife AB	20,821	968,214
Volvo AB Class B	1,895,272	24,239,431
Wallenstam AB Class B	249,280	1,959,085
Wihlborgs Fastigheter AB	98,331	1,878,521

		579,074,335

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
SWITZERLAND — 8.17%
ABB Ltd. Registered	2,289,405	$54,369,308
Actelion Ltd. Registered	118,900	30,972,329
Adecco Group AG Registered	195,437	13,945,636
Allreal Holding AG Registered	17,526	2,668,158
ams AGa	83,023	2,856,913
Arbonia AG Registered[b]	63,727	1,101,303
Aryzta AG	105,946	2,916,575
Ascom Holding AG Registered[a]	77,635	1,302,310
Autoneum Holding AG	4,702	1,229,593
Baloise Holding AG Registered	58,744	7,561,816
Banque Cantonale Vaudoise Registered	3,612	2,471,214
Barry Callebaut AG Registered	2,540	3,140,888
Basilea Pharmaceutica AG Registered[a,b]	17,073	1,248,547
BKW AGa	29,822	1,509,841
Bossard Holding AG	10,257	1,711,233
Bucher Industries AG Registered	8,915	2,423,929
Burckhardt Compression Holding AGa	4,281	1,265,945
Cembra Money Bank AG	40,369	3,050,384
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	1,176	6,532,009
Chocoladefabriken Lindt & Sprungli AG Registered	125	8,128,294
Cie. Financiere Richemont SA Class A Registered	641,295	49,855,389
Clariant AG Registered	351,536	6,588,182
Conzzeta AG	2,015	1,621,640
COSMO Pharmaceuticals NV	9,185	1,564,038
Credit Suisse Group AG Registered	2,444,671	37,143,339
Daetwyler Holding AG Bearer	11,631	1,774,240
dormakaba Holding AG Class B	4,066	3,156,858
Dufry AG Registered[b]	55,559	7,923,324
EFG International AG	123,732	751,221
Emmi AG	2,791	1,751,094
EMS-Chemie Holding AG Registered	10,173	5,258,697
Flughafen Zuerich AG	24,100	4,741,344
Forbo Holding AG Registered	1,357	1,873,337
Galenica AG Registered	4,610	5,055,767
GAM Holding AG	212,001	2,159,548

Security	Shares	Value
Gategroup Holding AG	30,997	$1,657,300
Geberit AG Registered	44,756	19,125,410
Georg Fischer AG Registered	5,147	4,238,737
Givaudan SA Registered	11,163	20,128,702
Helvetia Holding AG Registered	7,606	4,305,647
Huber & Suhner AG Registered	25,630	1,600,251
Implenia AG Registered	23,804	1,783,008
Inficon Holding AG Registered	3,603	1,521,944
Intershop Holdings AG	2,377	1,207,051
Julius Baer Group Ltd.	270,227	12,665,008
Komax Holding AG Registered	5,866	1,542,902
Kudelski SA Bearer	67,005	1,229,263
Kuehne + Nagel International AG Registered	62,921	8,596,950
LafargeHolcim Ltd. Registered	558,354	29,938,097
Leonteq AGa	15,271	554,901
Logitech International SA Registered	192,616	5,515,307
Lonza Group AG Registered	63,915	11,719,262
Meyer Burger Technology AGa,b	1,149,603	920,521
Mobilezone Holding AG	72,591	1,070,544
Mobimo Holding AG Registered	9,857	2,587,637
Nestle SA Registered	3,827,628	280,496,153
Novartis AG Registered	2,746,860	201,712,961
OC Oerlikon Corp. AG Registered	248,106	2,816,529
Panalpina Welttransport Holding AG Registered	13,831	1,710,300
Pargesa Holding SA Bearer	40,670	2,706,249
Partners Group Holding AG	21,440	10,838,435
PSP Swiss Property AG Registered	47,585	4,285,351
Rieter Holding AG Registered	6,511	1,239,373
Roche Holding AG	863,096	203,832,727
Schindler Holding AG Participation Certificates	52,246	9,955,654
Schindler Holding AG Registered	28,361	5,346,793
Schmolz + Bickenbach AG Registered[b]	904,599	605,144
Schweiter Technologies AG Bearer	1,654	1,870,935
SFS Group AG	24,705	2,177,275
SGS SA Registered	6,633	14,064,703
Siegfried Holding AG Registered[a]	6,681	1,457,956
Sika AG Bearer	2,592	13,622,056

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Sonova Holding AG Registered	64,404	$8,512,347
St Galler Kantonalbank AG Registered	2,890	1,171,701
Straumann Holding AG Registered	12,733	5,136,564
Sulzer AG Registered	17,924	2,029,303
Sunrise Communications Group AGc	40,899	2,771,233
Swatch Group AG (The) Bearer[a]	35,377	12,532,193
Swatch Group AG (The) Registered	71,582	5,006,242
Swiss Life Holding AG Registered	37,562	11,387,385
Swiss Prime Site AG Registered	79,834	6,659,577
Swiss Re AG	391,257	36,524,194
Swisscom AG Registered	29,998	13,226,363
Swissquote Group Holding SA Registered	21,500	527,367
Syngenta AG Registered	113,919	48,495,824
Tecan Group AG Registered	14,288	2,241,823
Temenos Group AG Registered	73,641	5,351,773
u-blox Holding AGa	9,374	1,693,135
UBS Group AG	4,501,948	72,872,602
Valiant Holding AG Registered	22,942	2,443,953
Valora Holding AG Registered	5,138	1,723,777
VAT Group AGb,c	20,341	1,948,332
Vontobel Holding AG Registered	31,524	1,768,552
VZ Holding AG	3,894	1,174,199
Ypsomed Holding AG	5,439	1,007,753
Zehnder Group AGb	25,318	846,842
Zurich Insurance Group AG	184,523	53,022,776

		1,472,347,089
UNITED KINGDOM — 17.93%
3i Group PLC	1,174,103	10,339,978
888 Holdings PLC	270,959	767,011
AA PLC	741,267	2,274,583
Abcam PLC	229,918	2,367,593
Aberdeen Asset Management PLC	1,084,170	3,575,031
Acacia Mining PLC	207,340	1,122,979
Admiral Group PLC	260,502	5,820,622
Advanced Medical Solutions Group PLC	526,780	1,325,484
Aggreko PLC	315,906	4,002,236
Aldermore Group PLC[b]	276,963	763,100

Security	Shares	Value
Allied Minds PLC[a,b]	272,334	$1,363,984
Amec Foster Wheeler PLC	474,914	2,640,306
Amerisur Resources PLC[a,b]	1,548,743	501,732
Anglo American PLC[b]	1,714,783	29,297,078
Antofagasta PLC	474,819	4,988,040
AO World PLC[b]	324,727	653,254
Ashmore Group PLC	488,577	1,905,505
Ashtead Group PLC	613,507	12,395,968
ASOS PLC[b]	66,728	4,420,835
Associated British Foods PLC	434,728	13,049,787
Assura PLC	2,386,841	1,561,501
AstraZeneca PLC	1,548,630	81,713,058
Auto Trader Group PLC[c]	1,216,363	6,121,228
AVEVA Group PLC	87,482	2,098,866
Aviva PLC	4,914,450	29,486,119
B&M European Value Retail SA	847,626	3,202,396
Babcock International Group PLC	291,601	3,276,090
BAE Systems PLC	3,872,887	28,357,842
Balfour Beatty PLC	864,561	2,811,717
Barclays PLC	20,668,120	57,062,649
Barratt Developments PLC	1,214,621	7,299,807
BBA Aviation PLC	1,240,974	4,363,750
Beazley PLC	693,631	3,539,499
Bellway PLC	148,614	4,644,369
Berendsen PLC	235,752	2,469,193
Berkeley Group Holdings PLC	157,670	5,554,212
BGEO Group PLC	52,522	1,955,908
BHP Billiton PLC	2,579,410	46,649,136
Big Yellow Group PLC	205,088	1,775,187
Bodycote PLC	252,740	2,117,696
boohoo.com PLC[b]	1,076,346	1,919,510
Booker Group PLC	2,079,677	5,332,311
Bovis Homes Group PLC	169,322	1,758,514
BP PLC	23,047,174	137,105,994
Brewin Dolphin Holdings PLC	433,270	1,706,699
British American Tobacco PLC	2,283,563	140,760,282
British Land Co. PLC (The)	1,141,714	8,374,160
Britvic PLC	327,660	2,578,494
BT Group PLC	10,314,468	39,429,516
BTG PLC[b]	481,487	3,237,782
Bunzl PLC	406,822	10,691,982
Burberry Group PLC	540,480	11,151,643
Cairn Energy PLC[b]	737,381	2,104,022
Cairn Homes PLC[b]	1,078,594	1,477,445

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Cape PLC	324,671	$737,286
Capita PLC	818,025	5,150,934
Capital & Counties Properties PLC	909,376	3,111,915
Card Factory PLC	461,540	1,449,917
Carillion PLC[a]	605,926	1,642,791
Carnival PLC	229,692	12,246,788
Centamin PLC	1,424,511	2,810,135
Centrica PLC	6,698,446	18,902,476
Chemring Group PLC[b]	454,611	1,098,137
Chesnara PLC	195,549	885,673
Cineworld Group PLC	257,606	1,988,318
Clinigen Healthcare Ltd.[b]	153,597	1,522,735
Close Brothers Group PLC	184,302	3,362,122
Cobham PLC	2,088,583	3,563,090
Coca-Cola European Partners PLC	272,065	9,393,961
Coca-Cola HBC AG	220,518	5,027,101
Compass Group PLC	2,009,487	35,697,291
Countrywide PLC	267,720	590,275
Crest Nicholson Holdings PLC	324,761	2,067,425
Croda International PLC	159,382	6,713,362
CYBG PLC[a,b]	1,081,134	3,668,393
Daily Mail & General Trust PLC Class A NVS	339,913	2,963,578
Dairy Crest Group PLC	221,431	1,658,959
Dart Group PLC	159,945	1,026,257
DCC PLC	107,827	8,675,279
De La Rue PLC	164,385	1,219,162
Debenhams PLC	1,613,070	1,066,452
Derwent London PLC	122,203	3,792,856
Diageo PLC	3,078,663	85,347,455
Dialight PLC[a,b]	55,597	617,279
Dignity PLC	64,382	1,980,426
Diploma PLC	165,844	2,117,782
Direct Line Insurance Group PLC	1,658,132	7,405,644
Dixons Carphone PLC	1,190,174	4,730,156
Domino’s Pizza Group PLC	614,643	2,801,603
Drax Group PLC	522,595	2,435,295
DS Smith PLC	1,140,257	6,355,092
Dunelm Group PLC	137,693	1,177,975
easyJet PLC	188,431	2,252,119
Electrocomponents PLC	546,566	3,333,655
Elementis PLC	626,310	2,110,947
EnQuest PLC ADR[b]	1,598,342	904,894

Security	Shares	Value
Enterprise Inns PLC[b]	752,095	$1,253,730
Entertainment One Ltd.	488,849	1,418,854
Essentra PLC	336,197	1,731,638
esure Group PLC	530,743	1,343,469
Evraz PLC[b]	455,247	1,277,225
Experian PLC	1,171,049	22,526,718
Faroe Petroleum PLC[b]	585,144	739,851
Fenner PLC	343,705	1,361,028
Fevertree Drinks PLC	113,968	1,810,930
FirstGroup PLC[b]	1,591,923	2,080,908
Foxtons Group PLC	470,698	574,420
Fresnillo PLC	272,374	4,979,052
G4S PLC	1,906,588	6,121,430
Galliford Try PLC	105,134	1,784,311
Genus PLC	83,852	1,811,336
GKN PLC	2,020,448	8,728,977
GlaxoSmithKline PLC	5,961,352	114,599,702
Glencore PLC[b]	15,065,111	61,873,456
Go-Ahead Group PLC	62,047	1,750,916
Gocompare.Com Group PLC[b]	912,760	978,963
Grafton Group PLC	275,678	2,025,491
Grainger PLC	622,442	1,866,898
Great Portland Estates PLC	395,953	3,086,031
Greencore Group PLC	899,529	2,670,807
Greene King PLC	364,326	3,121,423
Greggs PLC	147,653	1,805,610
GVC Holdings PLC	345,841	2,636,723
Halfords Group PLC	273,692	1,246,482
Halma PLC	470,686	5,477,576
Hammerson PLC	878,006	6,036,748
Hansteen Holdings PLC	1,192,135	1,649,808
Hargreaves Lansdown PLC	309,863	5,274,519
Hays PLC	1,678,740	3,218,724
Helical PLC	193,656	716,907
Henderson Group PLC	1,373,943	3,768,258
Hikma Pharmaceuticals PLC	176,843	4,058,150
Hiscox Ltd.	364,768	4,708,466
Hochschild Mining PLC	333,702	1,034,883
Homeserve PLC	359,633	2,703,416
Howden Joinery Group PLC	750,489	3,563,376
HSBC Holdings PLC	24,495,255	208,449,535
Hunting PLC	184,474	1,289,242
IG Group Holdings PLC	483,892	3,244,823
Imagination Technologies Group PLC[b]	352,843	1,059,840

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
IMI PLC	332,137	$4,872,268
Imperial Brands PLC	1,172,484	54,187,902
Inchcape PLC	451,235	4,073,240
Indivior PLC	900,555	3,347,982
Informa PLC	984,270	8,073,786
Inmarsat PLC	552,598	4,226,961
InterContinental Hotels Group PLC	223,921	10,367,117
Intermediate Capital Group PLC	344,574	3,002,048
International Personal Finance PLC	396,653	870,806
Interserve PLC	236,072	961,545
Intertek Group PLC	196,935	8,404,156
Intu Properties PLC	1,032,083	3,509,749
Investec PLC	780,848	5,516,094
ITE Group PLC	536,895	1,053,730
ITV PLC	4,401,008	11,251,003
IWG PLC	815,162	2,560,813
J D Wetherspoon PLC	127,400	1,501,842
J Sainsbury PLC	1,948,505	6,322,200
JD Sports Fashion PLC	469,219	2,050,198
John Laing Group PLC[c]	557,030	1,852,214
John Menzies PLC	156,219	1,173,339
John Wood Group PLC	441,115	4,650,624
Johnson Matthey PLC	233,440	9,547,895
JRP Group PLC	654,414	1,201,222
Jupiter Fund Management PLC	547,391	2,765,022
Just Eat PLC[b]	594,919	4,037,985
KAZ Minerals PLC[b]	324,050	1,917,354
Kcom Group PLC	943,786	1,062,703
Keller Group PLC	119,347	1,220,724
Kier Group PLC	126,354	2,193,731
Kingfisher PLC	2,690,033	11,378,125
Ladbrokes Coral Group PLC	1,157,447	1,738,685
Laird PLC	466,839	973,500
Lancashire Holdings Ltd.	261,308	2,225,649
Land Securities Group PLC	937,057	11,718,385
Legal & General Group PLC	7,237,535	21,388,930
Lloyds Banking Group PLC	78,512,779	64,135,889
London Stock Exchange Group PLC	381,975	15,238,652
LondonMetric Property PLC	875,437	1,625,648
Lonmin PLC[b]	366,004	585,948
Lookers PLC	547,962	858,292
Majestic Wine PLC[a]	141,605	625,764

Security	Shares	Value
Man Group PLC	2,074,578	$3,471,337
Marks & Spencer Group PLC	1,954,334	8,249,102
Marston’s PLC	787,297	1,304,487
Mediclinic International PLC	452,396	4,467,903
Meggitt PLC	930,787	4,893,708
Melrose Industries PLC	2,312,034	5,679,376
Merlin Entertainments PLC[c]	838,524	5,033,155
Metro Bank PLC[b]	75,321	3,154,607
Micro Focus International PLC	277,056	7,476,705
Mitchells & Butlers PLC	272,297	913,310
Mitie Group PLC[a]	536,414	1,354,450
Mondi PLC	442,442	9,746,706
Moneysupermarket.com Group PLC	688,037	2,852,217
Morgan Advanced Materials PLC	418,573	1,586,140
N Brown Group PLC	255,392	702,381
National Express Group PLC	542,795	2,310,219
National Grid PLC	4,635,436	54,102,024
NewRiver REIT PLC	356,453	1,408,145
NEX Group PLC	387,533	2,801,005
Next PLC	169,755	8,179,688
Northgate PLC	213,957	1,368,777
Ocado Group PLC[a,b]	639,384	2,006,197
Old Mutual PLC	6,010,242	15,705,213
OneSavings Bank PLC	157,948	673,046
Ophir Energy PLC[b]	986,675	1,160,650
Oxford Instruments PLC	83,422	741,495
P2P Global Investments PLC/Fund	152,400	1,499,364
Pagegroup PLC	409,148	2,220,629
Pantheon Resources PLC[a,b]	320,353	339,558
Paragon Group of Companies PLC (The)	388,564	1,973,987
Paysafe Group PLC[b]	572,757	2,751,918
Pearson PLC	999,451	7,783,367
Pennon Group PLC	494,828	4,936,769
Persimmon PLC	372,379	9,037,177
Petra Diamonds Ltd.[b]	662,338	1,259,931
Petrofac Ltd.	308,203	3,555,671
Pets at Home Group PLC	488,122	1,228,213
Phoenix Group Holdings	414,569	3,924,811
Playtech PLC	282,263	2,943,905
Plus500 Ltd.	144,368	744,681
Polypipe Group PLC	306,010	1,301,271
Premier Foods PLC[b]	1,150,640	575,429

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
Premier Oil PLC[a,b]	741,573	$783,698
Primary Health Properties PLC	1,085,132	1,447,118
Provident Financial PLC	180,575	6,190,696
Prudential PLC	3,157,896	60,865,607
PZ Cussons PLC	377,106	1,444,662
QinetiQ Group PLC	777,569	2,579,672
Randgold Resources Ltd.	112,092	9,526,104
Reckitt Benckiser Group PLC	772,029	66,086,581
Redde PLC	455,673	948,783
Redefine International PLC/Isle of Man	2,090,537	1,025,741
Redrow PLC	279,082	1,560,698
RELX PLC	1,334,347	23,888,509
Renishaw PLC	50,771	1,820,438
Rentokil Initial PLC	2,303,166	6,621,049
Restaurant Group PLC (The)	258,441	952,674
Rightmove PLC	115,628	5,847,961
Rio Tinto PLC	1,512,147	66,413,937
Rolls-Royce Holdings PLC	2,251,073	18,904,109
Rotork PLC	1,073,269	3,448,616
Royal Bank of Scotland Group PLC[b]	4,314,701	12,040,031
Royal Dutch Shell PLC Class A	5,343,002	144,355,680
Royal Dutch Shell PLC Class B	4,611,795	129,764,012
Royal Mail PLC	1,050,093	5,437,741
RPC Group PLC	402,508	5,423,496
RPS Group PLC	433,218	1,239,947
RSA Insurance Group PLC	1,231,766	8,887,447
Safestore Holdings PLC	324,393	1,510,449
Saga PLC	1,379,989	3,208,433
Sage Group PLC (The)	1,306,525	10,076,125
Savills PLC	181,163	1,767,530
Schroders PLC	156,918	5,792,263
Segro PLC	936,913	5,439,843
Senior PLC	573,765	1,428,549
Serco Group PLC[b]	1,400,579	2,537,380
Severn Trent PLC	293,068	8,369,695
Shaftesbury PLC	304,035	3,352,670
Shanks Group PLC	998,721	1,193,667
Shire PLC	1,109,160	61,113,070
SIG PLC	826,744	1,069,251
Sirius Minerals PLC[a,b]	5,268,939	1,209,766
Sky PLC	1,257,477	15,836,146
Smith & Nephew PLC	1,077,424	16,035,657
Smiths Group PLC	469,226	8,860,906

Security	Shares	Value
SOCO International PLC	285,699	$552,636
Sophos Group PLC[c]	383,048	1,321,405
Sound Energy PLC[a,b]	667,648	602,677
Spectris PLC	145,402	4,421,426
Spirax-Sarco Engineering PLC	90,752	4,915,240
Spire Healthcare Group PLC[c]	363,212	1,428,448
Sports Direct International PLC[a,b]	348,144	1,243,920
SSE PLC	1,227,108	22,987,559
SSP Group PLC	612,195	3,010,723
ST Modwen Properties PLC	287,449	1,152,546
St. James’s Place PLC	634,627	8,551,128
Stagecoach Group PLC	542,349	1,427,434
Standard Chartered PLC[b]	4,021,727	39,167,425
Standard Life PLC	2,384,468	10,370,656
Stobart Group Ltd.	453,632	1,021,579
Stock Spirits Group PLC	337,338	751,197
SuperGroup PLC	65,114	1,227,161
SVG Capital PLC[b]	248,101	2,217,726
Synthomer PLC	387,944	2,200,231
TalkTalk Telecom Group PLC[a]	690,724	1,359,985
Tate & Lyle PLC	578,297	4,878,262
Taylor Wimpey PLC	3,970,300	8,346,706
Ted Baker PLC	37,978	1,357,912
Telecom Plus PLC	103,776	1,587,617
Tesco PLC[b]	10,012,851	24,514,100
Thomas Cook Group PLC[b]	1,836,826	2,012,804
TP ICAP PLC	680,325	3,977,447
Travis Perkins PLC	302,082	5,522,120
Tritax Big Box REIT PLC	1,339,520	2,332,387
TUI AG	605,175	8,847,131
Tullow Oil PLC[a,b]	1,113,781	4,123,874
UBM PLC	489,672	4,340,119
UDG Healthcare PLC	318,548	2,568,906
Ultra Electronics Holdings PLC	93,668	2,176,574
Unilever PLC	1,570,001	63,750,199
UNITE Group PLC (The)	277,196	2,045,363
United Utilities Group PLC	841,812	9,711,802
Vectura Group PLC[a,b]	881,900	1,445,703
Vedanta Resources PLC	98,338	1,294,102
Vesuvius PLC	304,290	1,807,711
Victrex PLC	106,391	2,543,161
Virgin Money Holdings UK PLC	306,636	1,201,701
Vodafone Group PLC	32,386,501	79,188,833
Weir Group PLC (The)	263,957	6,658,293

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Security	Shares	Value
WH Smith PLC	139,902	$2,868,976
Whitbread PLC	219,628	10,845,329
William Hill PLC	1,056,437	3,441,050
Wm Morrison Supermarkets PLC	2,653,379	7,881,532
Wolseley PLC	305,869	18,882,822
Workspace Group PLC	158,069	1,501,444
Worldpay Group PLC[c]	2,173,409	7,817,556
WPP PLC	1,567,297	36,360,311
WS Atkins PLC	114,955	2,112,971
Zoopla Property Group PLC[c]	309,636	1,426,544

		3,229,624,638

TOTAL COMMON STOCKS
(Cost: $17,811,239,762)		17,826,919,369

PREFERRED STOCKS — 0.55%

GERMANY — 0.51%
Bayerische Motoren Werke AG	65,557	4,913,272
Biotest AG	38,702	670,668
Draegerwerk AG & Co. KGaA	12,248	1,074,267
Fuchs Petrolub SE	81,861	3,741,278
Henkel AG & Co. KGaA	212,184	25,842,932
Jungheinrich AG	60,865	1,871,679
Porsche Automobil Holding SE	186,644	11,194,695
Sartorius AG	44,749	3,143,416
Schaeffler AG	200,016	3,235,875
Sixt SE	17,443	714,817
STO SE & Co. KGaA	3,381	344,558
Volkswagen AG	226,542	35,230,172

		91,977,629
ITALY — 0.04%
Intesa Sanpaolo SpA	1,073,471	2,366,604
Telecom Italia SpA/Milano	7,398,768	5,289,255

		7,655,859

TOTAL PREFERRED STOCKS
(Cost: $102,659,436)		99,633,488

RIGHTS — 0.01%

FRANCE — 0.00%
Elis SAa,b	115,673	119,132

		119,132
PORTUGAL — 0.01%
Banco Comercial Portugues SAa,b	768,653	777,520

		777,520

Security	Shares	Value
SPAIN — 0.00%
ACS Actividades de Construccion y Servicios SAb	230,005	$103,404

		103,404

TOTAL RIGHTS
(Cost: $2,672,708)		1,000,056

SHORT-TERM INVESTMENTS — 1.70%

MONEY MARKET FUNDS — 1.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[e,f,g]	259,129,878	259,207,617
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[e,f]	47,524,551	47,524,551

		306,732,168

TOTAL SHORT-TERM INVESTMENTS
(Cost: $306,670,983)		306,732,168

TOTAL INVESTMENTS IN SECURITIES — 101.24%
(Cost: $18,223,242,889)[h]		18,234,285,081
Other Assets, Less Liabilities — (1.24)%		(223,240,390)

NET ASSETS — 100.00%		$18,011,044,691

ADR  —  American Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $18,330,202,728. Net unrealized depreciation was $95,917,647, of which $1,011,643,339 represented gross unrealized appreciation on securities and $1,107,560,986 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2017

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of January 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
MSCI EAFE E-Mini	922	Mar. 2017	ICE Futures U.S.	$77,586,970	$79,679,240	$2,092,270

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$17,823,989,170	$2,930,170	$29	$17,826,919,369
Preferred stocks	99,633,488	—	—	99,633,488
Rights	222,536	777,520	—	1,000,056
Money market funds	306,732,168	—	—	306,732,168

Total	$18,230,577,362	$3,707,690	$29	$18,234,285,081

Derivative financial instruments[a]:
Assets:
Futures contracts	$2,092,270	$—	$—	$2,092,270

Total	$2,092,270	$—	$—	$2,092,270

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.72%

AUSTRIA — 0.47%
Andritz AG	10,080	$544,292
BUWOG AG	12,510	298,512
CA Immobilien Anlagen AG	13,361	263,299
Erste Group Bank AG	35,794	1,088,528
IMMOFINANZ AG	105,805	194,155
Oesterreichische Post AG	6,800	246,110
OMV AG	20,816	728,078
Raiffeisen Bank International AGa	15,743	349,627
Schoeller-Bleckmann Oilfield Equipment AG	2,087	157,406
UNIQA Insurance Group AG	25,516	210,123
Voestalpine AG	13,361	566,018
Wienerberger AG	16,244	313,530
Zumtobel Group AG	5,016	84,239

		5,043,917
BELGIUM — 2.03%
Ablynx NVa,b	11,224	144,162
Ackermans & van Haaren NV	3,332	454,073
Ageas	23,362	999,289
AGFA-Gevaert NVa	32,326	127,617
Anheuser-Busch InBev SA/NV	89,722	9,322,952
Befimmo SA	4,536	248,877
Bekaert SA	5,083	220,277
bpost SA	12,084	292,134
Cofinimmo SA	3,192	358,240
Colruyt SA	9,050	442,854
Econocom Group SA/NV	14,810	223,592
Elia System Operator SA/NV	6,347	316,690
Euronav NV	19,206	149,443
EVS Broadcast Equipment SA	3,612	125,107
Fagron[a,b]	7,957	77,392
Galapagos NVa	4,995	323,616
Groupe Bruxelles Lambert SA	8,806	749,817
Intervest Offices & Warehouses NV	8,660	217,126
Ion Beam Applications	4,139	175,901
KBC Ancora[a]	5,960	262,695
KBC Group NV	29,539	1,916,007
Nyrstar NVa,b	13,121	110,943
Ontex Group NV	9,575	289,943
Orange Belgium SAa	7,664	173,021
Proximus SADP	18,190	522,213
Sofina SA	2,628	356,714

Security	Shares	Value
Solvay SA	8,569	$1,003,377
Telenet Group Holding NVa	7,004	375,585
UCB SA	15,408	1,061,029
Umicore SA	11,890	665,605

		21,706,291
DENMARK — 2.69%
Ambu A/S Class B	4,226	180,848
AP Moller — Maersk A/S Class A	557	888,701
AP Moller — Maersk A/S Class B	671	1,120,316
Bavarian Nordic A/Sa	4,829	189,461
Carlsberg A/S Class B	12,008	1,085,323
Chr Hansen Holding A/S	11,882	725,165
Coloplast A/S Class B	14,137	1,012,339
Danske Bank A/S	81,244	2,707,031
Dfds A/S	4,680	228,906
DONG Energy A/Sa,c	10,764	407,768
DSV A/S	22,316	1,084,378
FLSmidth & Co. A/S	4,998	232,259
Genmab A/Sa	6,850	1,321,863
GN Store Nord A/S	18,725	418,209
ISS A/S	19,308	686,545
Jyske Bank A/S Registered	9,337	480,296
NKT Holding A/S	4,065	313,951
Novo Nordisk A/S Class B	226,310	8,135,821
Novozymes A/S Class B	26,996	1,052,490
Pandora A/S	13,158	1,723,668
Per Aarsleff Holding A/S	5,868	151,778
Rockwool International A/S Class B	1,064	189,862
Royal Unibrew A/S	6,104	231,767
SimCorp A/S	5,966	305,677
Spar Nord Bank A/S	20,117	234,588
Sydbank A/S	11,169	370,039
TDC A/Sa	100,282	528,237
Topdanmark A/Sa	8,590	226,177
Tryg A/S	15,775	301,435
Vestas Wind Systems A/S	26,452	1,851,156
William Demant Holding A/Sa	15,642	292,756

		28,678,810
FINLAND — 1.66%
Amer Sports OYJ	15,036	399,248
Cargotec OYJ Class B	4,522	217,077
Caverion Corp.[b]	11,783	94,613
Citycon OYJ	59,536	148,112
Elisa OYJ	16,320	550,804
Fortum OYJ	53,800	859,915

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2017

Security	Shares	Value
Huhtamaki OYJ	11,125	$408,775
Kemira OYJ	15,491	194,365
Kesko OYJ Class B	8,261	418,261
Kone OYJ Class B	39,949	1,808,944
Konecranes OYJ	6,773	266,067
Metsa Board OYJ	28,967	198,158
Metso OYJ	13,802	424,504
Neste OYJ	16,783	585,112
Nokia OYJ	691,074	3,099,402
Nokian Renkaat OYJ	13,770	516,677
Orion OYJ Class B	12,807	596,804
Outokumpu OYJ[a]	34,858	311,728
Outotec OYJ[a]	23,648	134,555
Sampo OYJ Class A	52,683	2,442,491
Sponda OYJ	34,449	156,809
Stora Enso OYJ Class R	62,632	712,061
Tieto OYJ	8,726	241,979
UPM-Kymmene OYJ	62,477	1,417,897
Uponor OYJ	7,524	136,197
Valmet OYJ	17,688	279,659
Wartsila OYJ Abp	17,702	888,614
YIT OYJ	20,997	166,782

		17,675,610
FRANCE — 14.73%
ABC Arbitrage	27,398	201,637
Accor SA	19,746	800,338
Aeroports de Paris	3,813	423,197
Air France-KLM[a,b]	23,979	126,901
Air Liquide SA	45,543	4,921,833
Airbus SE	68,507	4,646,470
Alstom SAa	18,627	528,418
Alten SA	4,790	357,182
Altran Technologies SA	21,906	324,450
APERAM SA	5,733	270,657
ArcelorMittal[a]	220,020	1,709,369
Arkema SA	7,877	778,059
Atos SE	10,666	1,135,269
AXA SA	227,774	5,592,651
BNP Paribas SA	124,620	7,970,177
Boiron SA	1,103	101,917
Bollore SA	104,939	419,495
Bourbon Corp.[b]	4,769	57,414
Bouygues SA	24,434	888,688
Bureau Veritas SA	31,686	620,484
Capgemini SA	19,049	1,551,586

Security	Shares	Value
Carrefour SA	64,525	$1,579,783
Casino Guichard Perrachon SA	6,803	366,865
Cellectis SAa,b	4,851	85,610
CGG SAa,b	4,948	49,730
Christian Dior SE	6,444	1,384,101
Cie. de Saint-Gobain	57,293	2,817,203
Cie. Generale des Etablissements Michelin Class B	21,338	2,291,701
Cie. Plastic Omnium SA	8,273	280,736
CNP Assurances	19,864	373,204
Coface SAa	18,299	118,259
Credit Agricole SA	129,378	1,714,878
Danone SA	69,182	4,335,622
Dassault Aviation SA	290	334,511
Dassault Systemes SE	15,583	1,207,131
DBV Technologies SAa	2,429	165,586
Edenred	25,027	545,396
Eiffage SA	6,895	496,116
Electricite de France SA	31,610	311,548
Elior Group[c]	13,719	306,901
Elis SAa	13,590	243,579
Engie SA	184,714	2,208,800
Essilor International SA	24,474	2,867,078
Etablissements Maurel et Prom[a]	22,394	102,613
Euler Hermes Group	2,087	188,531
Eurazeo SA	5,550	341,760
Eurofins Scientific SE	1,354	607,256
Euronext NVc	7,907	350,135
Eutelsat Communications SA	20,905	356,389
Faurecia	8,455	367,092
Fonciere des Regions	3,292	274,118
Gaztransport Et Technigaz SA	4,618	190,619
Gecina SA	4,818	621,173
Genfit[a]	4,075	89,927
Groupe Eurotunnel SE Registered	55,862	519,605
Groupe Fnac SAa	2,816	182,595
Havas SA	22,925	206,277
Hermes International	3,195	1,389,594
ICADE	4,059	287,408
Iliad SA	3,232	691,404
Imerys SA	4,059	325,965
Ingenico Group SA	6,757	570,017
Innate Pharma SAa,b	8,890	125,185
Ipsen SA	5,036	390,221
IPSOS	6,266	207,653

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2017

Security	Shares	Value
JCDecaux SA	8,123	$259,757
Kering	8,972	2,135,068
Klepierre	25,601	972,495
Korian SA	6,266	179,449
L’Oreal SA	29,624	5,389,668
Lagardere SCA	15,229	381,990
Legrand SA	30,804	1,790,330
LVMH Moet Hennessy Louis Vuitton SE	32,783	6,610,976
Marie Brizard Wine & Spirits SAa,b	6,180	111,668
Mercialys SA	8,556	167,639
Metropole Television SA	10,385	204,204
Natixis SA	111,253	659,468
Neopost SA	5,036	166,483
Nexans SAa	3,372	195,726
Nexity SA	5,774	283,669
Orange SA	232,641	3,601,522
Orpea	6,093	496,487
Pernod Ricard SA	24,781	2,901,703
Peugeot SAa	56,138	1,043,496
Pierre & Vacances SAa,b	2,884	130,934
Publicis Groupe SA	22,604	1,552,653
Rallye SA	4,790	106,378
Remy Cointreau SA	2,988	271,538
Renault SA	22,313	2,010,597
Rexel SA	36,142	629,040
Rubis SCA	5,581	470,086
Safran SA	36,828	2,495,462
Sanofi	137,372	11,058,633
Sartorius Stedim Biotech	3,938	238,325
Schneider Electric SE	65,612	4,695,455
SCOR SE	19,379	656,664
SEB SA	2,825	355,825
SES SA	43,734	851,213
SFR Group SAa	10,950	317,852
Societe BIC SA	3,551	464,537
Societe Generale SA	90,342	4,418,364
Sodexo SA	11,172	1,235,731
Sopra Steria Group	1,948	225,994
SPIE SA	11,383	258,334
STMicroelectronics NV	78,253	1,031,307
Suez	40,029	606,929
Technicolor SA Registered	42,909	184,096
Teleperformance	7,250	776,534
Television Francaise 1	14,579	160,549

Security	Shares	Value
Thales SA	12,716	$1,192,547
Total SA	266,148	13,420,638
Ubisoft Entertainment SAa	11,678	383,913
Unibail-Rodamco SE	11,299	2,600,297
Valeo SA	28,563	1,744,662
Vallourec SAa	41,195	292,582
Veolia Environnement SA	56,626	963,527
Vicat SA	2,825	171,761
Vinci SA	59,519	4,174,510
Vivendi SA	121,475	2,223,850
Wendel SA	3,813	451,218
Worldline SA/France[a,c]	6,922	186,828
Zodiac Aerospace	24,994	759,010

		157,216,238
GERMANY — 13.56%
Aareal Bank AG	8,221	317,619
adidas AG	22,612	3,559,219
Allianz SE Registered	53,865	9,127,628
Alstria office REIT AGb	18,916	236,418
AURELIUS Equity Opportunities SE & Co KGaA	3,604	227,264
Aurubis AG	4,884	287,553
Axel Springer SE	5,036	265,154
BASF SE	108,095	10,410,846
Bayer AG Registered	97,772	10,809,245
Bayerische Motoren Werke AG	38,972	3,544,992
Bechtle AG	2,714	275,176
Beiersdorf AG	12,221	1,082,201
Bilfinger SEa,b	4,500	186,575
Brenntag AG	19,046	1,106,131
Commerzbank AG	128,995	1,117,052
CompuGroup Medical SE	4,171	164,077
Continental AG	12,983	2,535,353
Covestro AGc	8,817	662,138
CTS Eventim AG & Co. KGaA	7,518	260,844
Daimler AG Registered	112,739	8,449,400
Deutsche Bank AG Registered[a]	163,613	3,251,657
Deutsche Boerse AGa	22,878	2,107,496
Deutsche Euroshop AG	6,266	260,404
Deutsche Lufthansa AG Registered[b]	28,471	379,531
Deutsche Post AG Registered	113,757	3,805,521
Deutsche Telekom AG Registered	383,435	6,696,353
Deutsche Wohnen AG Bearer	41,203	1,342,077
Dialog Semiconductor PLC[a]	9,440	438,168
Diebold Nixdorf AG	1,908	135,946

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2017

Security	Shares	Value
DMG Mori AG	7,330	$353,855
Drillisch AGb	6,512	301,347
Duerr AG	3,305	285,844
E.ON SE	236,457	1,815,094
ElringKlinger AGb	5,774	102,304
Evonik Industries AG	19,710	638,592
Fraport AG Frankfurt Airport Services Worldwide	5,598	334,310
Freenet AG	16,714	501,424
Fresenius Medical Care AG & Co. KGaA	25,899	2,107,296
Fresenius SE & Co. KGaA	48,750	3,842,254
GEA Group AG	21,832	902,229
Gerresheimer AG	4,338	352,637
Gerry Weber International AG	4,560	53,025
Grand City Properties SA	15,857	289,010
GRENKE AG	1,480	247,353
Hannover Rueck SE	7,496	823,459
HeidelbergCement AG	17,537	1,689,403
Heidelberger Druckmaschinen AGa	47,634	124,731
Henkel AG & Co. KGaA	13,611	1,433,285
HOCHTIEF AG	2,992	425,038
HUGO BOSS AG	8,378	536,908
Indus Holding AG	4,068	231,992
Infineon Technologies AG	133,934	2,459,175
Innogy SEa,c	18,219	623,855
K+S AG Registered[b]	23,312	590,531
KION Group AG	8,223	500,315
Kloeckner & Co. SEa	12,232	159,423
Krones AGb	2,241	228,840
Lanxess AG	10,917	792,236
LEG Immobilien AG	7,742	607,930
LEONI AG	4,560	182,681
Linde AG	21,936	3,566,604
MAN SE	4,734	490,883
Merck KGaA	15,491	1,701,735
METRO AG	21,281	726,979
MorphoSys AGa,b	3,937	204,014
MTU Aero Engines AG	6,512	778,350
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	19,096	3,586,719
Nemetschek SE	2,681	136,987
Nordex SEa,b	8,592	180,786
NORMA Group SE	5,661	252,086

Security	Shares	Value
Osram Licht AG	10,662	$617,948
Pfeiffer Vacuum Technology AG	1,375	149,191
ProSiebenSat.1 Media SE Registered	27,866	1,182,909
QIAGEN NV	26,162	754,472
Rational AG	521	236,479
Rheinmetall AG	5,282	404,373
RHOEN-KLINIKUM AG	8,911	243,786
RTL Group SAa	5,134	391,545
RWE AGa	57,381	759,953
Salzgitter AG	5,522	211,433
SAP SE	115,330	10,548,042
SGL Carbon SEa	10,542	91,655
Siemens AG Registered	90,319	11,346,902
Sixt SE	3,303	171,553
SMA Solar Technology AGb	2,178	55,914
Software AG	7,282	262,335
STADA Arzneimittel AG	8,672	445,115
Stroeer SE & Co. KGaA[b]	3,915	192,508
Suedzucker AG	9,776	258,101
Symrise AG	15,491	931,644
TAG Immobilien AG	19,864	268,123
Telefonica Deutschland Holding AG	97,237	405,624
ThyssenKrupp AG	42,199	1,064,864
TLG Immobilien AG	11,780	223,805
Uniper SEa	32,058	455,410
United Internet AG Registered[d]	14,983	626,554
Volkswagen AG	4,411	703,843
Vonovia SE	55,358	1,810,915
Vossloh AGa	2,901	186,947
Wacker Chemie AGb	2,168	261,474
Wirecard AG	14,737	713,657
Zalando SEa,c	11,295	445,599
zooplus AGa,b	1,338	190,363

		144,816,593
IRELAND — 0.85%
Bank of Ireland[a]	3,323,910	890,853
C&C Group PLC	54,166	231,398
CRH PLC	98,589	3,435,548
Glanbia PLC	24,159	408,600
Kerry Group PLC Class A	19,660	1,383,151
Kingspan Group PLC	20,313	591,833
Paddy Power Betfair PLC	9,668	1,011,387
Ryanair Holdings PLC ADR[a]	4,309	360,491

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2017

Security	Shares	Value
Smurfit Kappa Group PLC	29,269	$771,797

		9,085,058
ITALY — 3.52%
A2A SpA	222,932	297,299
Anima Holding SpA[c]	33,845	201,535
Ansaldo STS SpA	26,738	338,080
Ascopiave SpA	58,763	172,988
Assicurazioni Generali SpA	138,014	2,198,497
Atlantia SpA	48,392	1,100,857
Autogrill SpA	20,322	178,551
Azimut Holding SpA	15,258	273,723
Banca Generali SpA	8,972	228,730
Banca Mediolanum SpA	30,312	231,928
Banca Popolare di Sondrio SCPA	72,504	256,848
Banco BPM SpA	185,989	528,626
Beni Stabili SpA SIIQ	194,143	109,311
BPER Banca	58,918	333,645
Brembo SpA	4,688	300,433
Buzzi Unicem SpA	11,213	276,288
Cerved Information Solutions SpA	27,674	225,950
CNH Industrial NV	121,175	1,073,822
Credito Emiliano SpA	14,232	92,283
Credito Valtellinese SC	232,585	121,907
Davide Campari-Milano SpA	40,964	410,824
De’ Longhi SpA	10,161	253,332
Enel SpA	901,140	3,763,003
Eni SpA	299,553	4,600,161
EXOR NV	13,925	634,455
Ferrari NV	14,810	923,498
Fiat Chrysler Automobiles NVa	108,451	1,183,750
FinecoBank Banca Fineco SpA	53,256	315,970
Hera SpA	128,796	300,372
Immobiliare Grande Distribuzione SIIQ SpA	145,105	109,143
Intesa Sanpaolo SpA	1,496,706	3,509,954
Iren SpA	118,570	192,720
Italgas SpA[a]	70,831	269,446
Leonardo SpA[a]	41,477	534,304
Luxottica Group SpA	20,702	1,111,697
Mediaset SpA[b]	98,760	422,224
Mediobanca SpA	71,001	610,393
Moncler SpA	16,756	322,326
Poste Italiane SpA[c]	70,160	440,904
Prysmian SpA	24,528	637,768
Recordati SpA	14,482	411,770

Security	Shares	Value
Saipem SpA[a]	709,414	$362,249
Salini Impregilo SpA	35,623	110,951
Salvatore Ferragamo SpA	7,981	210,883
Snam SpA	311,862	1,186,343
Societa Cattolica di Assicurazioni Scrl	25,711	160,741
Tamburi Investment Partners SpA	36,189	151,510
Telecom Italia SpA/Milano[a]	1,217,610	1,046,118
Tenaris SA	56,640	989,780
Terna Rete Elettrica Nazionale SpA	201,921	885,521
Tod’s SpA	1,841	132,804
UniCredit SpA	62,797	1,707,477
Unione di Banche Italiane SpA[b]	123,790	429,701
Unipol Gruppo Finanziario SpA	65,694	242,521
UnipolSai SpA	139,232	289,801
Yoox Net-A-Porter Group SpA[a]	6,803	170,052

		37,575,767
NETHERLANDS — 4.95%
Aalberts Industries NV	13,361	468,553
ABN AMRO Group NVc	35,133	825,809
Aegon NV	218,921	1,185,779
AerCap Holdings NVa	19,724	873,182
Akzo Nobel NV	28,580	1,939,358
Altice NV Class Aa,b	46,476	1,018,596
Altice NV Class Ba	11,061	243,615
Arcadis NV	8,726	118,538
ASM International NV	7,312	360,335
ASML Holding NV	43,470	5,280,331
BE Semiconductor Industries NV	5,199	187,772
Boskalis Westminster	11,393	421,762
Corbion NV	9,812	251,258
Delta Lloyd NV	56,801	326,752
Eurocommercial Properties NV	6,266	232,471
Flow Traders[c]	4,060	141,896
Fugro NV CVA[a]	8,726	137,398
Gemalto NV	9,452	549,146
Heineken Holding NV	12,131	851,886
Heineken NV	27,145	2,030,904
IMCD Group NV	7,581	340,574
ING Groep NV	455,621	6,524,164
InterXion Holding NVa	10,061	386,644
Koninklijke Ahold Delhaize NV	152,461	3,245,040
Koninklijke BAM Groep NV	32,850	155,281
Koninklijke DSM NV	21,487	1,370,039

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2017

Security	Shares	Value
Koninklijke KPN NV	409,302	$1,178,374
Koninklijke Philips NV	112,002	3,284,436
Koninklijke Vopak NV	8,972	385,078
NN Group NV	38,342	1,356,207
NSI NV	40,730	165,812
NXP Semiconductors NVa	35,029	3,427,588
OCI NVa	13,137	247,953
PostNL NVa	57,926	253,783
Randstad Holding NV	13,837	804,506
RELX NV	116,994	1,975,554
SBM Offshore NV	21,407	347,944
TKH Group NV	6,636	269,291
TomTom NVa	12,971	118,899
Unilever NV CVA	191,270	7,729,753
Wereldhave NV	5,357	234,757
Wessanen	13,255	188,155
Wolters Kluwer NV	36,395	1,390,586

		52,825,759
NORWAY — 1.35%
Akastor ASA[a,b]	23,078	41,512
Aker BP ASA	15,628	284,344
Aker Solutions ASA[a]	22,100	119,099
Bakkafrost P/F	6,230	239,879
Borregaard ASA	20,205	222,856
DNB ASA	118,392	1,979,975
DNO ASA[a]	95,630	100,073
Gjensidige Forsikring ASA	27,487	474,055
Hexagon Composites ASA[a]	21,594	72,437
Kongsberg Automotive ASA[a]	179,078	126,891
Leroy Seafood Group ASA	4,644	259,130
Marine Harvest ASA	47,255	837,383
Norsk Hydro ASA	164,952	942,067
Norwegian Air Shuttle ASA[a,b]	4,233	138,343
Norwegian Property ASA	93,276	112,234
Opera Software ASA	19,897	89,718
Orkla ASA	102,782	960,644
Petroleum Geo-Services ASA[a,b]	35,422	117,747
REC Silicon ASA[a]	611,841	95,557
Salmar ASA	7,687	217,967
Schibsted ASA	9,452	250,552
Schibsted ASA Class B	12,535	313,080
Selvaag Bolig ASA	26,664	128,657
Statoil ASA	135,706	2,530,133
Storebrand ASA[a]	62,080	379,146
Subsea 7 SAa	34,782	473,892

Security	Shares	Value
Telenor ASA	90,231	$1,432,247
TGS Nopec Geophysical Co. ASA	13,115	314,814
Thin Film Electronics ASA[a]	155,544	72,973
XXL ASA[c]	17,041	196,760
Yara International ASA	21,904	925,384

		14,449,549
PORTUGAL — 0.26%
Banco BPI SA Registered[a,d]	90,150	110,285
CTT-Correios de Portugal SA	27,841	155,072
EDP — Energias de Portugal SA	268,329	779,475
Galp Energia SGPS SA	52,352	770,576
Jeronimo Martins SGPS SA	31,542	533,639
Navigator Co. SA (The)	33,619	122,403
NOS SGPS SA	32,742	184,317
Sonae SGPS SA	129,886	111,593

		2,767,360
SPAIN — 4.95%
Abertis Infraestructuras SA	74,424	1,065,296
Acciona SA	4,317	334,415
Acerinox SA	21,678	297,411
ACS Actividades de Construccion y Servicios SAa	23,473	722,460
Aena SAc	8,086	1,174,023
Almirall SA	10,913	175,726
Amadeus IT Holding SA Class A	51,795	2,392,646
Applus Services SA	19,935	227,610
Atresmedia Corp. de Medios de Comunicacion SA	13,890	157,765
Axiare Patrimonio SOCIMI SA	14,776	215,574
Banco Bilbao Vizcaya Argentaria SA	776,768	5,267,570
Banco de Sabadell SA	631,955	952,038
Banco Popular Espanol SAb	447,669	462,509
Banco Santander SA	1,720,376	9,573,076
Bankia SA	584,073	615,428
Bankinter SA	87,909	706,349
CaixaBank SA	396,460	1,448,604
Cellnex Telecom SAb,c	19,721	280,472
Cia. de Distribucion Integral Logista Holdings SA	7,804	188,748
CIE Automotive SA	8,501	158,063
Corp Financiera Alba SA	4,059	190,289
Distribuidora Internacional de Alimentacion SA	77,100	407,695
Ebro Foods SA	12,869	265,634

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2017

Security	Shares	Value
Enagas SA	6,908	$169,466
Ence Energia y Celulosa SA	33,847	90,166
Endesa SA	39,451	811,978
Euskaltel SAc	16,815	155,025
Faes Farma SA	50,265	186,594
Ferrovial SA	59,270	1,072,889
Gamesa Corp. Tecnologica SA	27,587	579,272
Gas Natural SDG SA	41,088	791,276
Grifols SA	34,962	748,868
Grupo Catalana Occidente SA	6,750	219,936
Hispania Activos Inmobiliarios SOCIMI SA	17,902	220,552
Iberdrola SA	649,013	4,091,900
Iberdrola SA New	14,423	90,931
Indra Sistemas SAa,b	16,244	178,797
Industria de Diseno Textil SA	128,589	4,243,332
Inmobiliaria Colonial SA	28,506	209,361
International Consolidated Airlines Group SA	95,034	570,003
Lar Espana Real Estate SOCIMI SA	21,963	167,002
Liberbank SAa	83,664	92,676
Mapfre SA	136,025	411,606
Mediaset Espana Comunicacion SA	25,430	310,824
Melia Hotels International SA	12,966	166,467
Merlin Properties SOCIMI SA	35,137	393,206
Miquel y Costas & Miquel SA	6,564	173,796
NH Hotel Group SAa	30,103	133,057
Obrascon Huarte Lain SAb	18,748	63,619
Papeles y Cartones de Europa SA	20,900	126,146
Promotora de Informaciones SAa	13,863	78,639
Prosegur Cia. de Seguridad SA	44,082	277,262
Red Electrica Corp. SA	23,126	413,122
Repsol SA	133,948	1,977,389
Sacyr SAa	55,449	143,817
Saeta Yield SA	26,734	238,354
Tecnicas Reunidas SA	4,579	181,611
Telefonica SA	540,368	5,211,984
Viscofan SA	6,643	337,525
Zardoya Otis SA	25,418	214,260

		52,822,109
SWEDEN — 5.24%
AAK AB	4,560	302,814
AF AB Class B	13,607	271,779
Alfa Laval AB	36,951	689,851
Assa Abloy AB	119,532	2,264,402

Security	Shares	Value
Atlas Copco AB Class A	80,742	$2,588,998
Atlas Copco AB Class B	46,247	1,341,658
Avanza Bank Holding AB	4,001	183,307
Axfood AB	16,769	275,851
Betsson AB	17,205	148,204
BillerudKorsnas AB	23,071	384,534
Boliden AB	33,805	986,508
Bonava AB Class Ba	14,871	228,808
Castellum AB	35,190	485,082
Com Hem Holding AB	27,845	291,618
Dometic Group ABa,c	30,245	237,868
Electrolux AB Class B	29,053	772,721
Elekta AB Class B	48,330	437,047
Evolution Gaming Group ABb,c	3,224	103,636
Fabege AB	20,110	343,004
Fastighets AB Balder Class Ba	13,203	270,506
Fingerprint Cards AB Class Ba,b	38,523	233,784
Getinge AB Class B	30,666	496,039
Hemfosa Fastigheter AB	19,937	184,395
Hennes & Mauritz AB Class B	112,392	3,214,286
Hexagon AB Class B	32,295	1,278,264
Hexpol AB	34,015	329,582
Holmen AB Class B	6,758	247,155
Hufvudstaden AB Class A	16,714	266,534
Husqvarna AB Class B	56,189	470,513
ICA Gruppen AB	11,231	367,061
Industrivarden AB Class C	22,348	433,073
Indutrade AB	15,253	309,366
Intrum Justitia AB	10,077	339,604
Investor AB Class B	53,792	2,146,979
JM AB	10,942	330,453
Kindred Group PLC	33,104	279,666
Kinnevik AB Class B	27,880	715,371
Kungsleden AB	34,395	221,717
L E Lundbergforetagen AB Class B	6,804	438,209
Lifco AB Class B	6,989	199,798
Loomis AB Class B	9,739	284,875
Lundin Petroleum ABa	23,066	497,649
Millicom International Cellular SA SDR	8,292	410,350
Modern Times Group MTG AB Class B	7,610	234,874
NCC AB Class B	14,095	346,828
NetEnt AB	26,929	216,409
Nibe Industrier AB Class B	49,849	411,436

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2017

Security	Shares	Value
Nobia AB	13,853	$124,718
Nordea Bank AB	359,537	4,347,380
Oriflame Holding AG	6,373	193,342
Peab AB	31,773	260,425
Ratos AB Class B	28,225	152,239
Saab AB	9,218	376,667
Sandvik AB	129,261	1,744,852
SAS ABa,b	42,550	68,875
Securitas AB Class B	39,891	635,219
Skandinaviska Enskilda Banken AB Class A	181,053	2,034,920
Skanska AB Class B	42,155	1,031,982
SKF AB Class B	49,255	991,681
SSAB AB Class Aa	41,391	170,174
SSAB AB Class Ba	47,497	159,906
Svenska Cellulosa AB SCA Class B	72,448	2,179,672
Svenska Handelsbanken AB Class A	180,909	2,702,791
Swedbank AB Class A	108,241	2,737,724
Swedish Match AB	25,027	814,803
Swedish Orphan Biovitrum ABa,b	19,485	249,202
Tele2 AB Class B	43,167	380,975
Telefonaktiebolaget LM Ericsson Class B	364,644	2,154,510
Telia Co. AB	302,451	1,227,228
Thule Group ABc	12,880	209,077
Trelleborg AB Class B	31,509	654,215
Volvo AB Class B	183,077	2,341,449
Wallenstam AB Class B	27,733	217,953
Wihlborgs Fastigheter AB	13,361	255,249

		55,929,694
SWITZERLAND — 13.29%
ABB Ltd. Registered	221,663	5,264,103
Actelion Ltd. Registered	11,543	3,006,843
Adecco Group AG Registered	18,887	1,347,704
Allreal Holding AG Registered	2,476	376,946
ams AG	9,055	311,593
Arbonia AG Registered[a]	10,017	173,109
Aryzta AG	10,662	293,513
Baloise Holding AG Registered	6,451	830,404
Banque Cantonale Vaudoise Registered	488	333,874
Barry Callebaut AG Registered	288	356,132
Basilea Pharmaceutica AG Registered[a,b]	1,806	132,073

Security	Shares	Value
BKW AG	5,122	$259,319
Bucher Industries AG Registered	1,103	299,898
Burckhardt Compression Holding AGb	591	174,766
Cembra Money Bank AG	5,014	378,871
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	111	616,542
Chocoladefabriken Lindt & Sprungli AG Registered	13	845,343
Cie. Financiere Richemont SA Class A Registered	61,681	4,795,188
Clariant AG Registered	34,983	655,621
COSMO Pharmaceuticals NV	1,183	201,443
Credit Suisse Group AG Registered	234,517	3,563,156
Daetwyler Holding AG Bearer	1,624	247,732
dormakaba Holding AG Class B	491	381,214
Dufry AG Registered[a,b]	5,637	803,898
Emmi AG	368	230,886
EMS-Chemie Holding AG Registered	1,010	522,096
Flughafen Zuerich AG	2,490	489,873
Forbo Holding AG Registered	168	231,924
Galenica AG Registered	476	522,027
GAM Holding AG	21,586	219,886
Gategroup Holding AG	4,312	230,547
Geberit AG Registered	4,507	1,925,959
Georg Fischer AG Registered	568	467,768
Givaudan SA Registered	1,088	1,961,841
Helvetia Holding AG Registered	833	471,549
Implenia AG Registered	3,368	252,276
Julius Baer Group Ltd.	25,700	1,204,508
Kuehne + Nagel International AG Registered	6,266	856,129
LafargeHolcim Ltd. Registered	53,396	2,863,013
Leonteq AGb	1,549	56,286
Logitech International SA Registered	20,924	599,131
Lonza Group AG Registered	6,410	1,175,318
Meyer Burger Technology AGa,b	105,789	84,708
Mobimo Holding AG Registered	1,190	312,396
Myriad Group AGa	29,269	71,200
Nestle SA Registered	366,772	26,877,778
Novartis AG Registered	264,326	19,410,520
OC Oerlikon Corp. AG Registered	28,577	324,409
Panalpina Welttransport Holding AG Registered	1,841	227,653

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2017

Security	Shares	Value
Pargesa Holding SA Bearer	4,910	$326,720
Partners Group Holding AG	2,160	1,091,932
PSP Swiss Property AG Registered	5,013	451,454
Roche Holding AG	82,825	19,560,333
Santhera Pharmaceutical Holding AGa,b	1,449	110,004
Schindler Holding AG Participation Certificates	4,560	868,924
Schindler Holding AG Registered	3,059	576,702
Schmolz + Bickenbach AG Registered[a]	183,332	122,642
SGS SA Registered	648	1,374,028
Sika AG Bearer	260	1,366,410
Sonova Holding AG Registered	6,743	891,230
Straumann Holding AG Registered	1,349	544,194
Sulzer AG Registered	2,275	257,569
Sunrise Communications Group AGc	4,442	300,981
Swatch Group AG (The) Bearer	3,551	1,257,931
Swatch Group AG (The) Registered	6,603	461,795
Swiss Life Holding AG Registered	3,813	1,155,958
Swiss Prime Site AG Registered	8,247	687,947
Swiss Re AG	38,031	3,550,228
Swisscom AG Registered	2,899	1,278,193
Syngenta AG Registered	10,951	4,661,889
Tecan Group AG Registered	1,670	262,027
Temenos Group AG Registered	7,577	550,650
u-blox Holding AG	1,216	219,634
UBS Group AG	431,198	6,979,761
Valiant Holding AG Registered	3,293	350,795
Vontobel Holding AG Registered	4,071	228,390
Zurich Insurance Group AG	17,795	5,113,402

		141,840,689
UNITED KINGDOM — 29.17%
3i Group PLC	118,155	1,040,556
AA PLC	74,680	229,156
Abcam PLC	22,721	233,971
Aberdeen Asset Management PLC	104,122	343,340
Admiral Group PLC	26,806	598,950
Aggreko PLC	29,820	377,792
Allied Minds PLC[a]	28,999	145,241
Amec Foster Wheeler PLC	47,848	266,013
Amerisur Resources PLC[a]	182,817	59,226
Anglo American PLC[a]	165,702	2,831,020
Antofagasta PLC	51,542	541,456
AO World PLC[a]	44,308	89,135

Security	Shares	Value
Ashmore Group PLC	47,239	$184,237
Ashtead Group PLC	59,112	1,194,364
ASOS PLC[a]	6,723	445,409
Associated British Foods PLC	41,944	1,259,087
AstraZeneca PLC	149,093	7,866,853
Auto Trader Group PLC[c]	116,310	585,319
AVEVA Group PLC	9,914	237,856
Aviva PLC	463,414	2,780,429
B&M European Value Retail SA	81,602	308,299
Babcock International Group PLC	26,923	302,476
BAE Systems PLC	372,256	2,725,713
Balfour Beatty PLC	82,270	267,558
Barclays PLC	1,984,567	5,479,195
Barratt Developments PLC	116,578	700,628
BBA Aviation PLC	125,003	439,559
Beazley PLC	74,175	378,504
Bellway PLC	14,345	448,299
Berendsen PLC	25,519	267,278
Berkeley Group Holdings PLC	15,451	544,290
BGEO Group PLC	5,774	215,022
BHP Billiton PLC	249,939	4,520,196
Big Yellow Group PLC	23,898	206,855
Bodycote PLC	26,995	226,190
boohoo.com PLC[a]	123,795	220,771
Booker Group PLC	193,486	496,100
Bovis Homes Group PLC	18,916	196,454
BP PLC	2,219,415	13,203,142
Brewin Dolphin Holdings PLC	45,923	180,896
British American Tobacco PLC	219,819	13,549,784
British Land Co. PLC (The)	107,062	785,270
Britvic PLC	31,788	250,153
BT Group PLC	990,264	3,785,520
BTG PLC[a]	50,958	342,669
Bunzl PLC	38,594	1,014,317
Burberry Group PLC	51,245	1,057,330
Cairn Energy PLC[a]	81,270	231,894
Capita PLC	79,576	501,074
Capital & Counties Properties PLC	80,778	276,425
Card Factory PLC	58,452	183,626
Carillion PLC	73,889	200,328
Carnival PLC	22,036	1,174,922
Centamin PLC	187,696	370,268
Centrica PLC	643,807	1,816,772
Cineworld Group PLC	26,484	204,415
Close Brothers Group PLC	19,864	362,368

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2017

Security	Shares	Value
Cobham PLC	210,270	$358,717
Coca-Cola European Partners PLC	27,305	942,797
Coca-Cola HBC AG	21,217	483,679
Compass Group PLC	192,715	3,423,463
Crest Nicholson Holdings PLC	33,559	213,636
Croda International PLC	14,721	620,066
CYBG PLC[a]	103,102	349,835
Daily Mail & General Trust PLC Class A NVS	34,737	302,859
Dairy Crest Group PLC	27,433	205,528
DCC PLC	10,787	867,874
De La Rue PLC	18,436	136,731
Debenhams PLC	225,290	148,946
Derwent London PLC	10,154	315,153
Diageo PLC	295,405	8,189,290
Dignity PLC	7,528	231,565
Diploma PLC	23,563	300,893
Direct Line Insurance Group PLC	163,400	729,786
Dixons Carphone PLC	116,444	462,788
Domino’s Pizza Group PLC	70,324	320,544
Drax Group PLC	50,093	233,434
DS Smith PLC	105,623	588,678
Dunelm Group PLC	16,244	138,969
easyJet PLC	18,670	223,143
Electrocomponents PLC	63,001	384,260
Elementis PLC	63,493	214,000
EnQuest PLC ADR[a]	180,777	102,346
Enterprise Inns PLC[a]	106,345	177,275
Entertainment One Ltd.	48,401	140,481
Essentra PLC	34,384	177,100
esure Group PLC	68,338	172,984
Evraz PLC[a]	41,637	116,815
Experian PLC	112,062	2,155,665
Fenner PLC	42,606	168,714
FirstGroup PLC[a]	182,145	238,094
Foxtons Group PLC	43,188	52,705
Fresnillo PLC	30,878	564,456
G4S PLC	184,080	591,021
Galliford Try PLC	13,362	226,777
Genus PLC	9,591	207,181
GKN PLC	204,410	883,116
GlaxoSmithKline PLC	573,953	11,033,545
Glencore PLC[a]	1,448,204	5,947,874
Go-Ahead Group PLC	7,250	204,589

Security	Shares	Value
Gocompare.Com Group PLC[a]	111,639	$119,736
Grafton Group PLC	29,820	219,097
Grainger PLC	72,553	217,609
Great Portland Estates PLC	40,464	315,374
Greencore Group PLC	94,898	281,763
Greene King PLC	36,848	315,701
Greggs PLC	13,607	166,396
GVC Holdings PLC	37,168	283,372
Halfords Group PLC	28,963	131,907
Halma PLC	50,093	582,954
Hammerson PLC	85,352	586,839
Hansteen Holdings PLC	161,692	223,767
Hargreaves Lansdown PLC	28,471	484,636
Hays PLC	183,317	351,482
Helical PLC	22,643	83,824
Henderson Group PLC	126,582	347,171
Hikma Pharmaceuticals PLC	17,293	396,836
Hiscox Ltd.	37,208	480,285
Homeserve PLC	39,724	298,611
Howden Joinery Group PLC	81,024	384,708
HSBC Holdings PLC	2,348,732	19,987,222
Hunting PLC	19,162	133,918
IG Group Holdings PLC	46,169	309,594
Imagination Technologies Group PLC[a]	45,516	136,717
IMI PLC	30,558	448,269
Imperial Brands PLC	112,905	5,218,054
Inchcape PLC	46,907	423,423
Indivior PLC	95,832	356,273
Informa PLC	90,803	744,840
Inmarsat PLC	54,247	414,949
InterContinental Hotels Group PLC	22,101	1,023,234
Intermediate Capital Group PLC	34,286	298,712
International Personal Finance PLC	52,490	115,236
Interserve PLC	23,809	96,976
Intertek Group PLC	18,604	793,921
Intu Properties PLC	85,941	292,255
Investec PLC	73,156	516,791
ITE Group PLC	77,528	152,159
ITV PLC	423,578	1,082,860
IWG PLC	87,539	275,002
J D Wetherspoon PLC	17,944	211,531
J Sainsbury PLC	193,914	629,181
JD Sports Fashion PLC	40,236	175,807

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2017

Security	Shares	Value
John Menzies PLC	30,869	$231,853
John Wood Group PLC	44,192	465,911
Johnson Matthey PLC	21,790	891,230
Jupiter Fund Management PLC	45,923	231,970
Just Eat PLC[a]	57,272	388,731
KAZ Minerals PLC[a]	34,962	206,865
Keller Group PLC	14,983	153,251
Kier Group PLC	15,377	266,972
Kingfisher PLC	270,470	1,144,016
Ladbrokes Coral Group PLC	111,253	167,121
Laird PLC	66,160	137,964
Lancashire Holdings Ltd.	29,803	253,842
Land Securities Group PLC	90,842	1,136,026
Legal & General Group PLC	680,207	2,010,201
Lloyds Banking Group PLC	7,602,359	6,210,251
London Stock Exchange Group PLC	36,988	1,475,613
LondonMetric Property PLC	102,060	189,521
Majestic Wine PLC[b]	21,127	93,362
Man Group PLC	194,457	325,380
Marks & Spencer Group PLC	190,760	805,184
Marston’s PLC	99,341	164,600
Mediclinic International PLC	46,408	458,330
Meggitt PLC	88,401	464,777
Melrose Industries PLC	237,464	583,316
Merlin Entertainments PLC[c]	80,349	482,287
Metro Bank PLC[a]	7,100	297,363
Micro Focus International PLC	26,683	720,074
Mitchells & Butlers PLC	34,267	114,935
Mitie Group PLC	59,311	149,761
Mondi PLC	41,137	906,221
Moneysupermarket.com Group PLC	69,100	286,450
Morgan Advanced Materials PLC	48,617	184,229
N Brown Group PLC	39,008	107,280
National Express Group PLC	63,819	271,624
National Grid PLC	441,881	5,157,370
NewRiver REIT PLC	38,698	152,874
NEX Group PLC	37,262	269,322
Next PLC	16,872	812,982
Northgate PLC	27,979	178,994
Ocado Group PLC[a,b]	69,104	216,828
Old Mutual PLC	569,761	1,488,828
Ophir Energy PLC[a]	112,010	131,760
Oxford Instruments PLC	10,662	94,769

Security	Shares	Value
Pagegroup PLC	38,181	$207,225
Paragon Group of Companies PLC (The)	44,946	228,335
Paysafe Group PLC[a]	54,358	261,173
Pearson PLC	97,134	756,445
Pennon Group PLC	49,452	493,370
Persimmon PLC	37,482	909,642
Petra Diamonds Ltd.[a]	72,267	137,470
Petrofac Ltd.	29,455	339,816
Pets at Home Group PLC	67,659	170,244
Phoenix Group Holdings	46,653	441,674
Playtech PLC	26,633	277,773
Plus500 Ltd.	16,271	83,929
Premier Foods PLC[a]	173,599	86,816
Provident Financial PLC	17,206	589,877
Prudential PLC	300,746	5,796,609
QinetiQ Group PLC	88,766	294,491
Randgold Resources Ltd.	11,061	940,016
Reckitt Benckiser Group PLC	74,474	6,375,061
Redrow PLC	25,736	143,922
RELX PLC	129,989	2,327,163
Renishaw PLC	5,222	187,239
Rentokil Initial PLC	243,493	699,984
Restaurant Group PLC (The)	27,979	103,137
Rightmove PLC	11,885	601,092
Rio Tinto PLC	146,106	6,417,018
Rolls-Royce Holdings PLC	217,197	1,823,982
Rotork PLC	102,290	328,677
Royal Bank of Scotland Group PLC[a]	423,970	1,183,074
Royal Dutch Shell PLC Class A	517,465	13,980,719
Royal Dutch Shell PLC Class B	439,004	12,352,440
Royal Mail PLC	100,964	522,826
RPC Group PLC	40,624	547,378
RPS Group PLC	44,688	127,905
RSA Insurance Group PLC	120,717	870,998
Safestore Holdings PLC	33,370	155,378
Saga PLC	130,610	303,664
Sage Group PLC (The)	128,550	991,398
Savills PLC	23,071	225,094
Schroders PLC	13,758	507,845
Segro PLC	85,084	494,009
Senior PLC	60,541	150,734
Serco Group PLC[a]	129,333	234,308
Severn Trent PLC	27,733	792,024
Shaftesbury PLC	31,542	347,822

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2017

Security	Shares	Value
Shire PLC	106,675	$5,877,634
SIG PLC	89,012	115,122
Sirius Minerals PLC[a,b]	566,275	130,019
Sky PLC	118,995	1,498,574
Smith & Nephew PLC	103,876	1,546,021
Smiths Group PLC	45,412	857,564
SOCO International PLC	48,650	94,105
Spectris PLC	13,853	421,246
Spirax-Sarco Engineering PLC	8,686	470,444
Spire Healthcare Group PLC[c]	39,323	154,650
SSE PLC	116,818	2,188,365
SSP Group PLC	65,102	320,166
ST Modwen Properties PLC	38,181	153,089
St. James’s Place PLC	60,787	819,060
Stagecoach Group PLC	59,065	155,456
Standard Chartered PLC[a]	384,657	3,746,158
Standard Life PLC	225,222	979,548
Stock Spirits Group PLC	50,227	111,847
SuperGroup PLC	7,376	139,011
SVG Capital PLC[a]	41,915	374,670
Synthomer PLC	42,448	240,745
TalkTalk Telecom Group PLC	76,805	151,223
Tate & Lyle PLC	62,675	528,699
Taylor Wimpey PLC	377,707	794,048
Ted Baker PLC	4,659	166,584
Telecom Plus PLC	9,908	151,578
Tesco PLC[a]	959,456	2,349,001
Thomas Cook Group PLC[a]	169,707	185,966
TP ICAP PLC	71,326	417,000
Travis Perkins PLC	30,424	556,157
Tritax Big Box REIT PLC	122,955	214,091
TUI AG	59,001	862,543
Tullow Oil PLC[a]	109,074	403,856
UBM PLC	48,493	429,809
UDG Healthcare PLC	43,590	351,528
Ultra Electronics Holdings PLC	10,662	247,754
Unilever PLC	151,168	6,138,206
UNITE Group PLC (The)	31,890	235,309
United Utilities Group PLC	80,532	929,080
Vectura Group PLC[a,b]	95,361	156,326
Vedanta Resources PLC	10,416	137,072
Vesuvius PLC	32,526	193,229
Victrex PLC	10,662	254,864
Virgin Money Holdings UK PLC	34,731	136,110
Vodafone Group PLC	3,133,251	7,661,170

Security	Shares	Value
Weir Group PLC (The)	26,590	$670,731
WH Smith PLC	18,325	375,791
Whitbread PLC	20,518	1,013,188
William Hill PLC	100,838	328,452
Wm Morrison Supermarkets PLC	255,175	757,966
Wolseley PLC	28,717	1,772,844
Workspace Group PLC	22,537	214,071
Worldpay Group PLC[c]	207,962	748,021
WPP PLC	147,348	3,418,381
WS Atkins PLC	12,595	231,507
Zoopla Property Group PLC[c]	39,888	183,772

		311,449,789

TOTAL COMMON STOCKS
(Cost: $1,128,225,566)		1,053,883,233

PREFERRED STOCKS — 0.88%

GERMANY — 0.81%
Bayerische Motoren Werke AG	6,343	475,386
Fuchs Petrolub SE	8,235	376,363
Henkel AG & Co. KGaA	20,171	2,456,725
Jungheinrich AG	7,512	231,004
Porsche Automobil Holding SE	18,264	1,095,454
Sartorius AG	4,563	320,530
Schaeffler AG	19,346	312,981
Volkswagen AG	21,544	3,350,367

		8,618,810
ITALY — 0.07%
Intesa Sanpaolo SpA	120,796	266,310
Telecom Italia SpA/Milano	708,893	506,776

		773,086

TOTAL PREFERRED STOCKS
(Cost: $10,407,718)		9,391,896

RIGHTS — 0.00%

FRANCE — 0.00%
Elis SAa,b	13,590	13,996

		13,996
SPAIN — 0.00%
ACS Actividades de Construccion y Servicios SAa	23,473	10,553

		10,553

TOTAL RIGHTS
(Cost: $11,154)		24,549

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

January 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.84%

MONEY MARKET FUNDS — 0.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[e,f,g]	8,527,592	$8,530,150
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[e,f]	442,667	442,667

		8,972,817

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,970,669)		8,972,817

TOTAL INVESTMENTS IN SECURITIES — 100.44%
(Cost: $1,147,615,107)[h]		1,072,272,495
Other Assets, Less Liabilities — (0.44)%		(4,688,030)

NET ASSETS — 100.00%		$1,067,584,465

ADR  —  American Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $1,151,414,188. Net unrealized depreciation was $79,141,693, of which $44,352,029 represented gross unrealized appreciation on securities and $123,493,722 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,053,792,302	$90,931	$—	$1,053,883,233
Preferred stocks	9,391,896	—	—	9,391,896
Rights	24,549	—	—	24,549
Money market funds	8,972,817	—	—	8,972,817

Total	$1,072,181,564	$90,931	$—	$1,072,272,495

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.84%

AUSTRALIA — 19.51%
Abacus Property Group	91,521	$195,234
Adelaide Brighton Ltd.	85,044	330,553
AGL Energy Ltd.	101,071	1,734,054
Ainsworth Game Technology Ltd.	35,028	48,131
ALS Ltd.	84,907	381,586
Altium Ltd.	43,302	265,283
Alumina Ltd.	361,627	532,586
Amcor Ltd./Australia	189,211	2,054,045
AMP Ltd.	451,440	1,713,553
Ansell Ltd.	25,452	459,474
APA Group	164,498	1,051,478
APN News & Media Ltd.[a]	35,778	68,989
ARB Corp. Ltd.	13,861	170,571
Ardent Leisure Group	76,998	122,751
Aristocrat Leisure Ltd.	86,867	1,007,641
Arrium Ltd.[a,b]	747,936	6
Asaleo Care Ltd.	54,975	63,019
ASX Ltd.	30,090	1,139,628
Aurizon Holdings Ltd.	325,542	1,238,147
AusNet Services	251,105	301,190
Austal Ltd.	67,360	81,818
Australia & New Zealand Banking Group Ltd.	439,109	9,763,808
Australian Agricultural Co. Ltd.[a]	86,172	95,837
Australian Pharmaceutical Industries Ltd.	103,709	148,407
Automotive Holdings Group Ltd.	46,162	137,022
Aveo Group	91,321	221,151
Bank of Queensland Ltd.	60,742	551,964
Bapcor Ltd.	57,898	240,864
Beach Energy Ltd.	330,827	188,360
Bellamy’s Australia Ltd.[b]	14,677	47,131
Bendigo & Adelaide Bank Ltd.	74,193	706,861
BHP Billiton Ltd.	473,111	9,568,079
Blackmores Ltd.[b]	2,810	246,386
BlueScope Steel Ltd.	97,063	826,013
Boral Ltd.	174,811	772,359
Brambles Ltd.	247,891	1,959,021
Breville Group Ltd.	23,081	146,483
Brickworks Ltd.	21,494	206,738
BT Investment Management Ltd.	29,524	209,563
BWP Trust	117,401	260,245
Cabcharge Australia Ltd.	33,010	91,467

Security	Shares	Value
Caltex Australia Ltd.	42,862	$930,606
carsales.com Ltd.	38,508	305,196
Cedar Woods Properties Ltd.	24,408	99,688
Challenger Ltd./Australia	87,295	730,295
Charter Hall Group	54,828	195,627
Charter Hall Retail REIT	83,968	269,638
CIMIC Group Ltd.	19,244	501,091
Cleanaway Waste Management Ltd.	282,400	244,398
Coca-Cola Amatil Ltd.	85,941	636,110
Cochlear Ltd.	10,625	1,009,617
Commonwealth Bank of Australia	259,351	16,077,733
Computershare Ltd.	73,368	717,938
Corporate Travel Management Ltd.[b]	12,436	164,081
Costa Group Holdings Ltd.	34,670	86,329
Cover-More Group Ltd.	77,640	113,166
Credit Corp. Group Ltd.	10,789	143,497
Cromwell Property Group	262,742	194,474
Crown Resorts Ltd.	57,296	495,857
CSL Ltd.	71,643	6,107,747
CSR Ltd.	87,202	291,939
Dexus Property Group	145,766	993,711
Domino’s Pizza Enterprises Ltd.	11,456	517,026
Donaco International Ltd.	78,824	21,542
Downer EDI Ltd.	71,388	336,004
DUET Group	288,409	613,048
DuluxGroup Ltd.	93,111	429,059
Eclipx Group Ltd.	41,144	116,817
Energy World Corp. Ltd.[a]	174,097	51,545
Estia Health Ltd.	25,567	52,211
Evolution Mining Ltd.	243,329	393,460
Fairfax Media Ltd.	349,692	225,648
FlexiGroup Ltd./Australia	63,389	109,718
Flight Centre Travel Group Ltd.	8,647	196,537
Fortescue Metals Group Ltd.	247,160	1,249,626
G8 Education Ltd.	49,189	133,310
Galaxy Resources Ltd.[a]	203,752	94,354
Gateway Lifestyle	76,743	118,267
GDI Property Group	237,808	179,629
Genworth Mortgage Insurance Australia Ltd.	45,738	115,624
Goodman Group	265,539	1,394,961
GPT Group (The)	257,743	915,715
GrainCorp Ltd. Class A	40,222	290,383
Greencross Ltd.	22,564	112,883
Growthpoint Properties Australia Ltd.	105,711	248,777

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2017

Security	Shares	Value
GUD Holdings Ltd.	13,949	$102,823
GWA Group Ltd.	60,625	120,581
Harvey Norman Holdings Ltd.	87,625	332,603
Healthscope Ltd.	233,767	388,647
Iluka Resources Ltd.	66,967	383,318
Incitec Pivot Ltd.	265,704	776,580
Independence Group NL	75,678	216,590
Insurance Australia Group Ltd.	370,073	1,621,029
Investa Office Fund	128,354	438,480
Invocare Ltd.	23,246	234,355
IOOF Holdings Ltd.	43,687	301,801
IPH Ltd.	18,248	68,157
Iress Ltd.	35,688	306,146
iSentia Group Ltd.	38,488	76,552
James Hardie Industries PLC	70,068	1,100,013
Japara Healthcare Ltd.	27,054	43,130
JB Hi-Fi Ltd.	19,168	402,346
Karoon Gas Australia Ltd.[a]	71,912	97,993
LendLease Group	82,016	877,278
Macquarie Atlas Roads Group	87,268	332,572
Macquarie Group Ltd.	44,340	2,847,696
Magellan Financial Group Ltd.	21,447	382,615
Mantra Group Ltd.	40,646	83,621
Mayne Pharma Group Ltd.[a,b]	252,788	241,799
McMillan Shakespeare Ltd.	13,360	106,291
Medibank Pvt Ltd.	444,554	911,204
Mesoblast Ltd.[a,b]	33,708	41,199
Metcash Ltd.[a]	185,537	297,194
Mineral Resources Ltd.	25,826	240,955
Mirvac Group	554,440	854,433
Monadelphous Group Ltd.	12,770	100,724
Myer Holdings Ltd.	138,610	127,323
MYOB Group Ltd.	49,942	128,906
National Australia Bank Ltd.	396,625	9,132,296
Navitas Ltd.	57,186	192,318
Newcrest Mining Ltd.	120,240	1,965,262
NEXTDC Ltd.[a]	83,670	195,636
Nine Entertainment Co. Holdings Ltd.	118,540	89,540
Northern Star Resources Ltd.	87,932	254,331
Nufarm Ltd./Australia	41,326	281,412
OFX Group Ltd.	69,408	87,994
Oil Search Ltd.	212,090	1,106,126
Orica Ltd.	59,429	845,916
Origin Energy Ltd.	265,800	1,430,635
Orocobre Ltd.[a]	31,062	99,511

Security	Shares	Value
Orora Ltd.	223,302	$483,131
OZ Minerals Ltd.	43,775	298,421
Pact Group Holdings Ltd.	55,898	277,100
Perpetual Ltd.	8,160	289,910
Pilbara Minerals Ltd.[a]	172,780	70,174
Platinum Asset Management Ltd.	34,698	131,442
Premier Investments Ltd.	17,975	176,030
Primary Health Care Ltd.	84,958	241,859
Programmed Maintenance Services Ltd.	42,472	61,261
Qantas Airways Ltd.	116,970	302,800
QBE Insurance Group Ltd.	201,335	1,910,543
Qube Holdings Ltd.	116,316	203,093
Ramsay Health Care Ltd.	20,771	1,053,323
RCG Corp. Ltd.	57,339	59,417
REA Group Ltd.	8,814	351,687
Regis Healthcare Ltd.	21,101	70,002
Regis Resources Ltd.	71,691	173,069
Retail Food Group Ltd.	17,940	87,707
Rio Tinto Ltd.	58,784	2,975,653
Sandfire Resources NL	40,882	204,214
Santos Ltd.	253,528	769,863
Saracen Mineral Holdings Ltd.[a,b]	146,359	117,775
Scentre Group	799,406	2,670,223
Seek Ltd.	51,442	563,914
Select Harvests Ltd.	11,964	50,771
Seven West Media Ltd.	218,771	134,525
SG Fleet Group Ltd.	36,496	94,754
Shopping Centres Australasia Property Group	159,376	262,549
Sigma Pharmaceuticals Ltd.	254,265	232,595
Sims Metal Management Ltd.	32,070	272,431
Sirtex Medical Ltd.	10,800	117,899
Sonic Healthcare Ltd.	59,594	941,913
South32 Ltd.	805,441	1,681,489
Southern Cross Media Group Ltd.	188,877	210,777
Spark Infrastructure Group	262,699	466,661
Spotless Group Holdings Ltd.	178,288	127,226
St. Barbara Ltd.[a]	90,422	159,254
Star Entertainment Grp Ltd. (The)	128,275	464,502
Steadfast Group Ltd.	174,582	303,503
Stockland	352,482	1,164,002
Suncorp Group Ltd.	186,453	1,844,341
Super Retail Group Ltd.	26,219	193,866
Sydney Airport	163,798	727,431
Syrah Resources Ltd.[a]	36,382	85,068

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2017

Security	Shares	Value
Tabcorp Holdings Ltd.	129,926	$467,522
Tassal Group Ltd.	42,532	149,171
Tatts Group Ltd.	219,200	722,200
Technology One Ltd.	67,918	265,534
Telstra Corp. Ltd.	608,447	2,309,512
Ten Network Holdings Ltd.[a]	55,444	37,881
TFS Corp. Ltd.[b]	51,603	61,504
Tox Free Solutions Ltd.	76,949	154,802
TPG Telecom Ltd.	56,044	275,271
Transurban Group	302,122	2,339,430
Treasury Wine Estates Ltd.	117,155	1,034,351
Vicinity Centres	474,916	1,031,123
Village Roadshow Ltd.	26,219	78,820
Virtus Health Ltd.	26,776	103,871
Vocus Group Ltd.	103,834	318,455
Wesfarmers Ltd.	168,572	5,152,129
Western Areas Ltd.[a]	30,394	56,530
Westfield Corp.	297,490	1,985,129
Westgold Resources Ltd.[a,b]	31,667	47,719
Westpac Banking Corp.	500,891	12,057,769
Whitehaven Coal Ltd.[a]	113,324	244,325
Woodside Petroleum Ltd.	116,399	2,788,777
Woolworths Ltd.	193,466	3,612,994
WorleyParsons Ltd.[a]	34,402	258,290

		166,469,586
HONG KONG — 8.68%
AIA Group Ltd.	1,856,800	11,558,112
ASM Pacific Technology Ltd.	50,100	610,161
Bank of East Asia Ltd. (The)	200,400	858,745
BOC Hong Kong Holdings Ltd.	584,500	2,350,248
Brightoil Petroleum Holdings Ltd.[a]	668,000	206,615
Cathay Pacific Airways Ltd.	167,000	226,846
Champion REIT	334,000	180,788
Cheung Kong Infrastructure Holdings Ltd.	167,000	1,346,227
Cheung Kong Property Holdings Ltd.	417,572	2,766,108
China LNG Group Ltd.[a,b]	3,340,000	71,885
China Strategic Holdings Ltd.[a,b]	3,340,000	69,733
Citic Telecom International Holdings Ltd.	501,000	164,001
CK Hutchison Holdings Ltd.	417,572	5,029,043
CK Life Sciences International Holdings Inc.	1,336,000	117,082
CLP Holdings Ltd.	250,500	2,448,713

Security	Shares	Value
Dah Sing Banking Group Ltd.	200,400	$392,569
Enerchina Holdings Ltd.[a,b]	2,004,000	80,063
Esprit Holdings Ltd.[a]	297,600	232,807
First Pacific Co. Ltd./Hong Kong	668,000	507,929
G-Resources Group Ltd.	3,408,000	60,611
Galaxy Entertainment Group Ltd.	334,000	1,599,116
GCL New Energy Holdings Ltd.[a]	828,000	42,684
Giordano International Ltd.	334,000	181,219
Global Brands Group Holding Ltd.[a]	1,336,065	168,744
Guotai Junan International Holdings Ltd.	334,000	110,195
Haitong International Securities Group Ltd.	334,000	188,106
Hang Lung Properties Ltd.	334,000	826,461
Hang Seng Bank Ltd.	116,900	2,393,939
Henderson Land Development Co. Ltd.	188,632	1,046,558
HKBN Ltd.	167,000	203,602
HKT Trust & HKT Ltd.	334,720	468,475
Hong Kong & China Gas Co. Ltd.	1,088,840	2,057,182
Hong Kong Exchanges & Clearing Ltd.	175,800	4,275,288
Hongkong Land Holdings Ltd.	183,700	1,239,975
Hopewell Holdings Ltd.	83,500	299,162
Hsin Chong Group Holdings Ltd.[a,b]	1,002,000	47,780
Hutchison Telecommunications Hong Kong Holdings Ltd.	334,000	108,473
Hysan Development Co. Ltd.	167,000	764,046
Jardine Matheson Holdings Ltd.	33,400	2,061,448
Johnson Electric Holdings Ltd.	83,750	223,424
Kerry Logistics Network Ltd.	167,000	216,085
Kerry Properties Ltd.	83,500	237,285
Kowloon Development Co. Ltd.	167,000	157,544
Landing International Development Ltd.[a]	2,505,000	20,661
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	167,000	69,087
Li & Fung Ltd.	1,002,000	436,475
Link REIT	334,000	2,287,833
Macau Legend Development Ltd.[a,b]	334,000	68,441
Man Wah Holdings Ltd.[b]	267,200	171,491
Melco Crown Entertainment Ltd. ADR	26,742	450,335
Melco International Development Ltd.	167,000	253,965

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2017

Security	Shares	Value
MGM China Holdings Ltd.	133,600	$260,680
MTR Corp. Ltd.	250,500	1,278,432
New World Development Co. Ltd.	835,000	968,509
NewOcean Energy Holdings Ltd.	334,000	90,825
NWS Holdings Ltd.	334,000	601,767
Pacific Basin Shipping Ltd.[a,b]	794,000	148,376
Pacific Textiles Holdings Ltd.[b]	167,000	184,662
PCCW Ltd.	668,000	406,343
Power Assets Holdings Ltd.	250,500	2,406,745
Sa Sa International Holdings Ltd.	334,000	133,439
Sands China Ltd.	334,000	1,485,047
Shangri-La Asia Ltd.	334,000	372,338
Shun Tak Holdings Ltd.[a]	668,000	231,581
Sino Land Co. Ltd.	334,000	555,278
SITC International Holdings Co. Ltd.	334,000	208,767
SJM Holdings Ltd.	167,000	133,439
SmarTone Telecommunications Holdings Ltd.	83,500	115,145
Sun Hung Kai & Co. Ltd.	167,000	109,334
Sun Hung Kai Properties Ltd.	334,000	4,623,016
SUNeVision Holdings Ltd.	334,000	160,557
Sunlight REIT	334,000	202,311
Swire Pacific Ltd. Class A	83,500	851,750
Swire Properties Ltd.	200,400	565,609
Techtronic Industries Co. Ltd.	250,500	868,430
Town Health International Medical Group Ltd.	668,000	107,612
Truly International Holdings Ltd.	334,000	136,883
Value Partners Group Ltd.	167,000	144,415
VTech Holdings Ltd.	33,400	415,383
WH Group Ltd.[c]	1,241,000	946,822
Wharf Holdings Ltd. (The)	167,000	1,260,138
Wheelock & Co. Ltd.	167,000	1,019,087
Wynn Macau Ltd.[b]	267,200	491,056
Xinyi Glass Holdings Ltd.	334,000	301,744
Yue Yuen Industrial Holdings Ltd.	83,500	305,618

		74,044,503
JAPAN — 67.22%
Acom Co. Ltd.[a]	83,500	361,221
Activia Properties Inc.	167	818,867
ADEKA Corp.	16,700	244,177
Advance Residence Investment Corp.	167	441,921
Advantest Corp.	33,400	626,315
Aeon Co. Ltd.	100,200	1,451,710

Security	Shares	Value
AEON Financial Service Co. Ltd.	16,700	$299,955
Aeon Mall Co. Ltd.	33,400	486,277
AEON REIT Investment Corp.	167	182,465
Aica Kogyo Co. Ltd.	16,700	437,174
Aida Engineering Ltd.	33,400	330,514
Aiful Corp.[a,b]	83,500	252,929
Aisin Seiki Co. Ltd.	33,400	1,533,893
Ajinomoto Co. Inc.	100,200	1,983,528
Alfresa Holdings Corp.	33,400	550,362
Alpine Electronics Inc.	16,700	244,473
Alps Electric Co. Ltd.	33,400	894,524
Amada Holdings Co. Ltd.	66,800	788,605
Amano Corp.	33,400	641,743
ANA Holdings Inc.	167,000	497,699
Anritsu Corp.	33,400	231,419
AOKI Holdings Inc.	16,700	211,096
Aozora Bank Ltd.	167,000	611,184
Asahi Diamond Industrial Co. Ltd.	16,700	125,500
Asahi Glass Co. Ltd.	167,000	1,246,103
Asahi Group Holdings Ltd.	66,800	2,355,727
Asahi Intecc Co. Ltd.	16,700	682,390
Asahi Kasei Corp.	167,000	1,565,046
ASICS Corp.	33,400	653,017
Astellas Pharma Inc.	330,900	4,448,742
Autobacs Seven Co. Ltd.	16,700	259,605
Azbil Corp.	16,700	505,117
Bandai Namco Holdings Inc.	33,400	922,709
Bank of Saga Ltd. (The)	167,000	428,719
Bank of the Ryukyus Ltd.	16,700	224,298
Benesse Holdings Inc.	16,700	487,315
BIC Camera Inc.	16,700	156,505
Bridgestone Corp.	100,200	3,687,574
Brother Industries Ltd.	50,100	929,237
Calbee Inc.	16,700	545,170
Canon Inc.	167,000	4,962,159
Canon Marketing Japan Inc.	16,700	319,833
Capcom Co. Ltd.	16,700	354,843
Casio Computer Co. Ltd.	33,400	464,025
Cawachi Ltd.	16,700	431,092
Central Japan Railway Co.	16,700	2,710,273
Chiba Bank Ltd. (The)	167,000	1,099,241
Chubu Electric Power Co. Inc.	100,200	1,337,780
Chugai Pharmaceutical Co. Ltd.	33,400	979,081
Chugoku Bank Ltd. (The)	33,400	493,694
Chugoku Electric Power Co. Inc. (The)	50,100	565,197

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2017

Security	Shares	Value
Citizen Watch Co. Ltd.	50,100	$313,306
CKD Corp.	33,400	448,300
Coca-Cola East Japan Co. Ltd.	16,700	364,782
Coca-Cola West Co. Ltd.	16,700	485,832
Colowide Co. Ltd.	33,400	561,933
COMSYS Holdings Corp.	16,700	307,965
Concordia Financial Group Ltd.	167,000	887,403
COOKPAD Inc.[a]	16,700	149,384
Corona Corp.	33,400	338,228
Cosmo Energy Holdings Co. Ltd.	16,700	290,016
Credit Saison Co. Ltd.	17,100	313,215
CYBERDYNE Inc.[a,b]	33,400	472,036
D.A. Consortium Holdings Inc.[a]	33,400	251,594
Dai Nippon Printing Co. Ltd.	167,000	1,704,490
Dai-ichi Life Holdings Inc.	167,000	3,058,885
Daibiru Corp.	16,700	152,054
Daifuku Co. Ltd.	33,400	741,134
Daiichi Sankyo Co. Ltd.	100,200	2,246,990
Daikin Industries Ltd.	33,400	3,330,358
Daikyonishikawa Corp.	16,700	218,810
Daio Paper Corp.[b]	16,700	188,102
Daiseki Co. Ltd.	16,700	334,371
Daito Trust Construction Co. Ltd.	16,700	2,342,376
Daiwa House Industry Co. Ltd.	100,200	2,727,185
Daiwa House REIT Investment Corp.	167	421,895
Daiwa Securities Group Inc.	334,000	2,146,560
DCM Holdings Co. Ltd.	33,400	300,548
DeNA Co. Ltd.	16,700	375,166
Denso Corp.	66,800	2,908,166
Dentsu Inc.	33,400	1,548,728
DIC Corp.	16,700	520,693
DMG Mori Co. Ltd.	16,700	229,639
Don Quijote Holdings Co. Ltd.	16,700	607,475
Duskin Co. Ltd.	16,700	365,820
East Japan Railway Co.	50,100	4,552,725
EDION Corp.[b]	33,400	321,316
Eighteenth Bank Ltd. (The)	167,000	517,726
Eiken Chemical Co. Ltd.	16,700	431,092
Eisai Co. Ltd.	33,400	1,843,935
Electric Power Development Co. Ltd.	16,700	389,110
EPS Holdings Inc.	16,700	212,431
Euglena Co. Ltd.[a,b]	16,700	174,899
FamilyMart UNY Holdings Co. Ltd.	23,100	1,469,207
Fancl Corp.	16,700	231,122

Security	Shares	Value
FANUC Corp.	33,400	$6,576,158
FCC Co. Ltd.	16,700	303,812
Financial Products Group Co. Ltd.	16,700	150,126
Fudo Tetra Corp.	66,800	122,830
Fuji Electric Co. Ltd.	167,000	992,432
Fuji Heavy Industries Ltd.	100,200	4,040,933
Fuji Machine Manufacturing Co. Ltd.	33,400	421,005
Fuji Oil Holdings Inc.	16,700	335,261
FUJIFILM Holdings Corp.	83,500	3,245,059
Fujitec Co. Ltd.	16,700	197,151
Fujitsu Ltd.	334,000	1,954,008
Fukuoka Financial Group Inc.	167,000	741,728
Fukuoka REIT Corp.	167	268,802
Furukawa Electric Co. Ltd.	16,700	568,905
Glory Ltd.	16,700	523,660
GLP J-REIT	501	577,213
GMO Internet Inc.	16,700	243,138
Godo Steel Ltd.	16,700	283,637
Gree Inc.	33,400	180,388
GungHo Online Entertainment Inc.[a]	133,600	290,757
Hachijuni Bank Ltd. (The)	100,200	593,679
Hakuhodo DY Holdings Inc.	66,800	824,801
Hamamatsu Photonics KK	33,400	968,696
Hankyu Hanshin Holdings Inc.	33,400	1,136,327
Haseko Corp.	50,100	554,516
Hazama Ando Corp.	50,100	350,689
Heiwa Real Estate REIT Inc.	167	128,467
Heiwado Co. Ltd.	16,700	386,292
Hino Motors Ltd.	50,100	531,819
Hisamitsu Pharmaceutical Co. Inc.	16,700	869,305
Hitachi Chemical Co. Ltd.	16,700	476,189
Hitachi Construction Machinery Co. Ltd.	16,700	386,143
Hitachi High-Technologies Corp.	16,700	718,734
Hitachi Ltd.	835,000	4,803,429
Hitachi Transport System Ltd.	16,700	343,123
Hitachi Zosen Corp.	50,100	264,352
Hokkaido Electric Power Co. Inc.	33,400	242,693
Hokuetsu Kishu Paper Co. Ltd.	50,100	304,850
Hokuhoku Financial Group Inc.	16,700	287,790
Hokuriku Electric Power Co.	33,400	337,338
Honda Motor Co. Ltd.	255,400	7,684,120
House Foods Group Inc.	16,700	359,441
Hoya Corp.	66,800	2,920,627
Hulic Co. Ltd.	50,100	490,430
Hulic Reit Inc.	167	290,757

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2017

Security	Shares	Value
Ibiden Co. Ltd.	33,400	$477,673
Ichigo Inc.	100,200	326,657
Ichigo Office REIT Investment	334	223,705
Ichiyoshi Securities Co. Ltd.	16,700	130,396
Idemitsu Kosan Co. Ltd.	16,700	518,468
IDOM Inc.	16,700	109,627
IHI Corp.[a]	334,000	904,908
Iida Group Holdings Co. Ltd.	33,400	627,502
Iino Kaiun Kaisha Ltd.	50,100	206,052
INPEX Corp.	150,300	1,482,640
Invesco Office J-Reit Inc.	334	294,614
Invincible Investment Corp.	668	316,866
Isetan Mitsukoshi Holdings Ltd.	66,800	785,638
Istyle Inc.[b]	16,700	114,819
Isuzu Motors Ltd.	83,500	1,128,910
Ito EN Ltd.	16,700	556,296
ITOCHU Corp.	247,800	3,425,066
Itochu-Shokuhin Co. Ltd.	16,700	643,820
Itoham Yonekyu Holdings Inc.[a]	50,100	444,592
Itoki Corp.	16,700	107,847
Iyo Bank Ltd. (The)	50,100	337,783
J Front Retailing Co. Ltd.	50,100	726,745
J Trust Co. Ltd.	16,700	180,833
JAC Recruitment Co. Ltd.	16,700	202,640
Japan Airlines Co. Ltd.	16,700	534,341
Japan Communications Inc.[a]	33,400	50,734
Japan Display Inc.[a,b]	100,200	273,253
Japan Excellent Inc.	334	418,631
Japan Exchange Group Inc.	100,200	1,499,773
Japan Hotel REIT Investment Corp.	835	588,190
Japan Logistics Fund Inc.	167	353,359
Japan Post Bank Co. Ltd.	66,800	815,901
Japan Post Holdings Co. Ltd.	66,800	842,603
Japan Prime Realty Investment Corp.	167	672,005
Japan Real Estate Investment Corp.	167	952,378
Japan Rental Housing Investments Inc.	334	245,067
Japan Retail Fund Investment Corp.	501	1,075,209
Japan Securities Finance Co. Ltd.	33,400	180,092
Japan Tobacco Inc.	167,000	5,399,778
JFE Holdings Inc.	83,500	1,470,104
Jimoto Holdings Inc.	50,100	85,002
JSP Corp.	16,700	389,110
JSR Corp.	33,400	575,581
JTEKT Corp.	33,400	551,845

Security	Shares	Value
JX Holdings Inc.	354,400	$1,676,691
Kadokawa Dwango[a]	16,700	258,863
Kagome Co. Ltd.	33,400	862,184
Kajima Corp.	167,000	1,167,479
Kakaku.com Inc.	33,400	606,437
Kamei Corp.	33,400	380,061
Kansai Electric Power Co. Inc. (The)[a]	116,900	1,250,775
Kansai Paint Co. Ltd.	50,100	976,410
Kao Corp.	83,500	4,141,066
Kawasaki Heavy Industries Ltd.	167,000	526,627
Kawasaki Kisen Kaisha Ltd.	167,000	407,950
KDDI Corp.	297,600	8,010,020
Keikyu Corp.	167,000	1,965,579
Keio Corp.	167,000	1,376,647
Keiyo Co. Ltd.[b]	50,100	255,451
Kenedix Inc.	66,800	251,001
Kewpie Corp.	16,700	418,038
KEY Coffee Inc.	16,700	313,751
Keyence Corp.	13,800	5,377,801
Kikkoman Corp.	41,000	1,294,737
Kintetsu Group Holdings Co. Ltd.	334,000	1,287,639
Kirin Holdings Co. Ltd.	133,600	2,193,141
Kitz Corp.	33,400	204,420
Kiyo Bank Ltd. (The)	33,400	533,747
Kobe Steel Ltd.[a]	50,100	489,985
Koei Tecmo Holdings Co. Ltd.	16,700	284,230
Kohnan Shoji Co. Ltd.	16,700	312,119
Koito Manufacturing Co. Ltd.	16,700	887,106
Kokuyo Co. Ltd.	33,400	413,587
Komatsu Ltd.	150,300	3,596,786
Komori Corp.	16,700	230,232
Konami Holdings Corp.	16,700	670,522
Konica Minolta Inc.	83,500	869,305
Konishi Co. Ltd.	33,400	387,775
Kubota Corp.	167,000	2,670,220
Kuraray Co. Ltd.	50,100	797,506
Kurita Water Industries Ltd.	16,700	397,566
Kuroda Electric Co. Ltd.	16,700	345,645
Kyocera Corp.	50,100	2,618,596
KYORIN Holdings Inc.	16,700	365,820
Kyowa Exeo Corp.	16,700	247,885
Kyushu Electric Power Co. Inc.	83,500	933,094
Kyushu Financial Group Inc.	66,800	462,838
Lawson Inc.[b]	16,700	1,222,367
Leopalace21 Corp.	66,800	384,512

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2017

Security	Shares	Value
Lintec Corp.	16,700	$374,573
LIXIL Group Corp.	50,100	1,174,897
M3 Inc.	33,400	898,974
Makita Corp.	16,700	1,164,513
Marubeni Corp.	297,600	1,817,719
Maruha Nichiro Corp.	16,700	462,838
Marui Group Co. Ltd.	50,100	719,179
Marusan Securities Co. Ltd.	33,400	283,637
Matsuda Sangyo Co. Ltd.	16,700	225,485
Matsui Securities Co. Ltd.	16,700	143,747
Mazda Motor Corp.	100,200	1,484,642
McDonald’s Holdings Co. Japan Ltd.	16,700	440,438
Mebuki Financial Group Inc.	177,990	687,770
Medipal Holdings Corp.	33,400	542,648
MEGMILK SNOW BRAND Co. Ltd.	16,700	439,400
MEIJI Holdings Co. Ltd.	16,700	1,296,540
Mie Bank Ltd. (The)	16,700	346,387
Minebea Mitsumi Inc.	50,100	500,666
Ministop Co. Ltd.	16,700	300,993
Miraca Holdings Inc.	16,700	765,463
Mirait Holdings Corp.	16,700	152,796
MISUMI Group Inc.	50,100	939,027
Mitsubishi Chemical Holdings Corp.	214,600	1,505,393
Mitsubishi Corp.	231,300	5,238,280
Mitsubishi Electric Corp.	317,300	4,852,160
Mitsubishi Estate Co. Ltd.	167,000	3,207,972
Mitsubishi Heavy Industries Ltd.	501,000	2,264,791
Mitsubishi Materials Corp.	16,700	571,872
Mitsubishi Motors Corp.	100,200	545,615
Mitsubishi Tanabe Pharma Corp.	50,100	1,005,338
Mitsubishi UFJ Financial Group Inc.	1,953,900	12,685,814
Mitsubishi UFJ Lease & Finance Co. Ltd.	83,500	447,262
Mitsui & Co. Ltd.	264,400	3,890,549
Mitsui Chemicals Inc.	167,000	789,198
Mitsui Engineering & Shipbuilding Co. Ltd.	167,000	271,472
Mitsui Fudosan Co. Ltd.	149,000	3,463,100
Mitsui Mining & Smelting Co. Ltd.	167,000	470,255
Mitsui OSK Lines Ltd.	167,000	534,044
Mizuho Financial Group Inc.	3,561,500	6,653,195
Monex Group Inc.	83,500	221,777
MonotaRO Co. Ltd.[b]	16,700	439,696
Mori Hills REIT Investment Corp.	334	455,421
MORI TRUST Sogo REIT Inc.	167	268,802
MOS Food Services Inc.	16,700	493,991

Security	Shares	Value
MS&AD Insurance Group Holdings Inc.	83,500	$2,814,857
Murata Manufacturing Co. Ltd.	33,400	4,526,023
Nabtesco Corp.	33,400	874,349
Nagase & Co. Ltd.	16,700	229,787
Nagoya Railroad Co. Ltd.	167,000	824,801
NEC Corp.	396,000	918,108
NET One Systems Co. Ltd.	16,700	114,374
Neturen Co. Ltd.	33,400	267,022
Nexon Co. Ltd.	33,400	510,902
Next Co. Ltd.	16,700	113,188
NGK Insulators Ltd.	33,400	658,654
NGK Spark Plug Co. Ltd.	33,400	754,782
NHK Spring Co. Ltd.	33,400	337,634
Nichi-Iko Pharmaceutical Co. Ltd.	16,700	244,028
Nichicon Corp.	33,400	315,679
NichiiGakkan Co. Ltd.	16,700	120,902
Nidec Corp.	33,400	3,147,893
Nihon Nohyaku Co. Ltd.	16,700	91,233
Nihon Parkerizing Co. Ltd.	33,400	410,324
Nihon Unisys Ltd.	33,400	432,872
Nikkiso Co. Ltd.	16,700	155,466
Nikkon Holdings Co. Ltd.	16,700	347,425
Nikon Corp.	66,800	1,082,923
Nintendo Co. Ltd.	16,700	3,429,749
Nippon Building Fund Inc.	167	961,279
Nippon Express Co. Ltd.	167,000	888,590
Nippon Light Metal Holdings Co. Ltd.	167,000	409,434
Nippon Paint Holdings Co. Ltd.	33,400	979,081
Nippon Paper Industries Co. Ltd.	16,700	306,927
Nippon Parking Development Co. Ltd.	50,100	68,091
Nippon Prologis REIT Inc.	334	700,191
Nippon Sheet Glass Co. Ltd.[a]	33,400	275,923
Nippon Signal Co. Ltd.	33,400	317,756
Nippon Steel & Sumitomo Metal Corp.	116,900	2,841,633
Nippon Suisan Kaisha Ltd.	50,100	247,440
Nippon Telegraph & Telephone Corp.	116,900	5,170,287
Nippon Yusen KK	334,000	712,059
Nipro Corp.	16,700	187,509
Nishi-Nippon Financial Holdings Inc.[a]	33,400	352,172
Nishimatsuya Chain Co. Ltd.	33,400	417,741
Nissan Chemical Industries Ltd.	33,400	1,197,149

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2017

Security	Shares	Value
Nissan Motor Co. Ltd.	364,000	$3,618,175
Nissan Shatai Co. Ltd.	16,700	158,878
Nisshin Seifun Group Inc.	33,700	513,994
Nisshin Steel Co. Ltd.	16,700	226,969
Nisshinbo Holdings Inc.	33,400	319,536
Nissin Electric Co. Ltd.	16,700	200,712
Nissin Foods Holdings Co. Ltd.	16,700	884,139
Nitori Holdings Co. Ltd.	16,700	1,872,121
Nitto Denko Corp.	33,400	2,653,308
Nitto Kohki Co. Ltd.	16,700	372,347
NOK Corp.	16,700	340,008
Nomura Holdings Inc.	535,900	3,348,929
Nomura Real Estate Holdings Inc.	16,700	288,532
Nomura Real Estate Master Fund Inc.	668	1,043,759
Nomura Research Institute Ltd.	19,570	671,021
North Pacific Bank Ltd.	83,500	337,486
NSD Co. Ltd.	33,400	522,176
NSK Ltd.	66,800	815,307
NTT Data Corp.	16,700	845,570
NTT DOCOMO Inc.	231,200	5,558,453
NTT Urban Development Corp.	16,700	147,455
Obayashi Corp.	133,600	1,276,958
Obic Co. Ltd.	16,700	804,033
Odakyu Electric Railway Co. Ltd.	66,800	1,327,396
Oji Holdings Corp.	167,000	741,728
Okabe Co. Ltd.	16,700	141,670
Oki Electric Industry Co. Ltd.	16,700	241,358
Olympus Corp.	50,100	1,733,418
Omron Corp.	33,400	1,375,163
Ono Pharmaceutical Co. Ltd.	66,800	1,368,636
Orient Corp.[a]	167,000	307,075
Oriental Land Co. Ltd./Japan	33,400	1,835,628
ORIX Corp.	214,600	3,254,028
Orix JREIT Inc.	501	821,983
Osaka Gas Co. Ltd.	334,000	1,254,113
OSG Corp.[b]	16,700	347,277
OSJB Holdings Corp.	133,600	290,757
Otsuka Holdings Co. Ltd.	66,800	3,084,994
PALTAC Corp.	16,700	433,317
Panasonic Corp.	347,400	3,636,783
Park24 Co. Ltd.	16,700	462,096
PC Depot Corp.[b]	19,380	107,939
Penta-Ocean Construction Co. Ltd.	66,800	327,547
Pigeon Corp.	33,400	907,875

Security	Shares	Value
Pioneer Corp.[a]	83,500	$183,948
Proto Corp.	16,700	207,239
Rakuten Inc.[a]	150,300	1,505,336
Recruit Holdings Co. Ltd.	50,100	2,200,706
Relia Inc.	16,700	174,454
Resona Holdings Inc.	347,400	1,892,300
Resorttrust Inc.	16,700	308,855
Ricoh Co. Ltd.	116,900	1,047,765
Ringer Hut Co. Ltd.	16,700	349,799
Rohm Co. Ltd.	16,700	1,074,022
Rohto Pharmaceutical Co. Ltd.	33,400	580,031
Round One Corp.	33,400	241,210
Royal Holdings Co. Ltd.	16,700	284,230
Saizeriya Co. Ltd.	16,700	387,330
Sakata Seed Corp.	16,700	479,898
Sanrio Co. Ltd.	12,600	248,251
Santen Pharmaceutical Co. Ltd.	83,500	1,050,286
Sanwa Holdings Corp.	50,100	467,734
SBI Holdings Inc./Japan	33,400	464,025
Secom Co. Ltd.	33,400	2,422,779
Sega Sammy Holdings Inc.	33,400	526,923
Seibu Holdings Inc.	33,400	565,197
Seikagaku Corp.	16,700	246,550
Seiko Epson Corp.	50,100	1,037,380
Seino Holdings Co. Ltd.	33,400	387,182
Sekisui Chemical Co. Ltd.	83,500	1,367,746
Sekisui House Ltd.	100,200	1,627,499
Sekisui House Reit Inc.	167	225,485
Sekisui House SI Residential Investment Corp.	334	375,314
Sekisui Plastics Co. Ltd.	66,800	489,540
Senshu Ikeda Holdings Inc.	100,200	462,838
Seven & I Holdings Co. Ltd.	116,900	4,682,231
Seven Bank Ltd.	116,900	336,448
Sharp Corp./Japan[a,b]	334,000	901,941
Shikoku Electric Power Co. Inc.[a]	33,400	322,503
Shimachu Co. Ltd.	16,700	409,879
Shimano Inc.	16,700	2,642,034
Shimizu Corp.	167,000	1,541,310
Shin-Etsu Chemical Co. Ltd.	66,800	5,783,696
Shin-Etsu Polymer Co. Ltd.	50,100	368,935
Shinko Electric Industries Co. Ltd.	33,400	254,858
Shinko Plantech Co. Ltd.	33,400	240,023
Shinsei Bank Ltd.	334,000	578,548
Shionogi & Co. Ltd.	50,100	2,414,324

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2017

Security	Shares	Value
Shiseido Co. Ltd.	66,800	$1,873,901
Shizuoka Bank Ltd. (The)	167,000	1,461,204
Showa Corp.	16,700	115,264
Showa Denko KK	33,400	550,955
Showa Shell Sekiyu KK	33,400	328,437
SKY Perfect JSAT Holdings Inc.	50,100	226,079
SMC Corp./Japan	16,700	4,585,361
Sodick Co. Ltd.	16,700	146,417
SoftBank Group Corp.	150,300	11,616,791
Sohgo Security Services Co. Ltd.	16,700	629,727
Sojitz Corp.	247,800	640,549
Sompo Holdings Inc.	50,100	1,823,760
Sony Corp.	198,000	6,020,466
Sony Financial Holdings Inc.	33,400	564,603
Square Enix Holdings Co. Ltd.	16,700	479,156
Stanley Electric Co. Ltd.	33,400	944,961
Star Micronics Co. Ltd.	16,700	254,413
Start Today Co. Ltd.	50,100	944,813
Sumco Corp.	33,400	525,440
Sumitomo Chemical Co. Ltd.	334,000	1,789,047
Sumitomo Corp.	167,000	2,100,573
Sumitomo Dainippon Pharma Co. Ltd.	50,100	847,350
Sumitomo Electric Industries Ltd.	116,900	1,710,795
Sumitomo Forestry Co. Ltd.	33,400	460,168
Sumitomo Heavy Industries Ltd.	167,000	1,154,128
Sumitomo Metal Mining Co. Ltd.	167,000	2,272,654
Sumitomo Mitsui Construction Co. Ltd.	214,800	228,967
Sumitomo Mitsui Financial Group Inc.	198,000	7,828,541
Sumitomo Mitsui Trust Holdings Inc.	50,100	1,883,395
Sumitomo Realty & Development Co. Ltd.	41,000	1,115,914
Sumitomo Rubber Industries Ltd.	33,400	523,660
Suntory Beverage & Food Ltd.	16,700	711,317
Suruga Bank Ltd.	50,100	1,148,195
Suzuken Co. Ltd./Aichi Japan	16,700	553,329
Suzuki Motor Corp.	66,800	2,592,487
Sysmex Corp.	16,700	1,002,816
T&D Holdings Inc.	100,200	1,498,438
Taiheiyo Cement Corp.	167,000	585,965
Taisei Corp.	167,000	1,189,731
Taiyo Nippon Sanso Corp.	33,400	396,379
Taiyo Yuden Co. Ltd.	33,400	409,730

Security	Shares	Value
Takara Bio Inc.	16,700	$237,650
Takasago Thermal Engineering Co. Ltd.	16,700	228,897
Takeda Pharmaceutical Co. Ltd.	116,900	4,905,491
Takeuchi Manufacturing Co. Ltd.	16,700	358,700
Tatsuta Electric Wire and Cable Co. Ltd.	33,400	137,071
TDK Corp.	16,700	1,206,049
Teijin Ltd.	33,400	707,905
Temp Holdings Co. Ltd.	33,400	580,328
Terumo Corp.	66,800	2,474,404
THK Co. Ltd.	16,700	414,032
TIS Inc.	16,700	379,320
Tobu Railway Co. Ltd.	167,000	850,020
Tocalo Co. Ltd.	16,700	380,506
Toho Co. Ltd./Tokyo	33,400	965,730
Toho Holdings Co. Ltd.	16,700	360,183
Tohoku Electric Power Co. Inc.	83,500	1,020,617
Tokai Rika Co. Ltd.	16,700	334,074
Tokai Tokyo Financial Holdings Inc.	33,400	186,619
Tokio Marine Holdings Inc.	116,900	4,912,760
Tokyo Broadcasting System Holdings Inc.	16,700	288,235
Tokyo Electric Power Co. Holdings Inc.[a]	247,800	953,119
Tokyo Electron Ltd.	33,400	3,474,253
Tokyo Gas Co. Ltd.	334,000	1,482,862
Tokyo Seimitsu Co. Ltd.	16,700	548,879
Tokyo Steel Manufacturing Co. Ltd.	33,400	302,328
Tokyo Tatemono Co. Ltd.	24,900	331,336
Tokyu Construction Co. Ltd.	33,400	263,462
Tokyu Corp.	167,000	1,232,752
Tokyu Fudosan Holdings Corp.	83,500	490,282
TOKYU REIT Inc.	167	208,277
TOMONY Holdings Inc.	83,500	447,262
Topcon Corp.	16,700	257,528
Toppan Forms Co. Ltd.	16,700	173,861
Toppan Printing Co. Ltd.	167,000	1,645,152
Topre Corp.	16,700	426,642
Topy Industries Ltd.	16,700	468,772
Toray Industries Inc.	167,000	1,450,226
Toshiba Corp.[a]	668,000	1,437,765
Tosoh Corp.	167,000	1,268,354
TOTO Ltd.	16,700	675,714
Towa Bank Ltd. (The)	501,000	511,792

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2017

Security	Shares	Value
Toyo Construction Co. Ltd.	50,100	$181,575
Toyo Seikan Group Holdings Ltd.	33,400	617,711
Toyo Suisan Kaisha Ltd.	16,700	597,833
Toyo Tire & Rubber Co. Ltd.	16,700	203,530
Toyobo Co. Ltd.	167,000	271,472
Toyoda Gosei Co. Ltd.	16,700	403,648
Toyota Boshoku Corp.	16,700	371,606
Toyota Industries Corp.	33,400	1,619,933
Toyota Motor Corp.	413,700	24,195,432
Toyota Tsusho Corp.	33,400	922,709
Trend Micro Inc./Japan[a]	16,700	650,495
TS Tech Co. Ltd.	16,700	428,274
TSI Holdings Co. Ltd.	33,400	239,726
Tsukuba Bank Ltd.	116,900	356,178
Tsukui Corp.	33,400	226,079
Tsumura & Co.	16,700	485,090
Ube Industries Ltd.	167,000	403,500
Unicharm Corp.	66,800	1,507,191
United Super Markets Holdings Inc.	33,400	292,834
United Urban Investment Corp.	501	801,511
USEN Corp.	100,200	337,338
Ushio Inc.	33,400	425,752
USS Co. Ltd.	33,400	587,745
VT Holdings Co. Ltd.	33,400	162,883
Wacom Co. Ltd.	50,100	152,648
Wakita & Co. Ltd.	16,700	155,021
West Japan Railway Co.	33,400	2,183,646
Yahoo Japan Corp.	264,400	1,113,263
Yakult Honsha Co. Ltd.	16,700	860,404
Yamada Denki Co. Ltd.	133,600	738,167
Yamaha Corp.	33,400	1,023,584
Yamaha Motor Co. Ltd.	50,100	1,047,616
Yamato Holdings Co. Ltd.	66,800	1,352,615
Yaskawa Electric Corp.	50,100	908,320
Yokogawa Electric Corp.	50,100	803,736
Yokohama Rubber Co. Ltd. (The)	16,700	295,059
Yoshinoya Holdings Co. Ltd.	16,700	241,358
Zensho Holdings Co. Ltd.	33,400	574,987

		573,531,268
NEW ZEALAND — 0.84%
a2 Milk Co. Ltd.[a,b]	87,932	142,483
Air New Zealand Ltd.	91,850	141,423
Argosy Property Ltd.	146,571	110,152
Auckland International Airport Ltd.	147,726	740,859
Chorus Ltd.	92,819	275,963

Security	Shares	Value
Contact Energy Ltd.	111,492	$389,928
Fisher & Paykel Healthcare Corp. Ltd.	105,848	674,411
Fletcher Building Ltd.	96,730	744,686
Freightways Ltd.	29,760	152,522
Goodman Property Trust	166,768	153,454
Infratil Ltd.	95,294	200,526
Kiwi Property Group Ltd.	150,175	159,107
Mercury NZ Ltd.	112,191	252,533
Meridian Energy Ltd.	101,224	195,192
Metlifecare Ltd.	41,212	168,609
New Zealand Refining Co. Ltd. (The)	38,820	76,850
Orion Health Group Ltd.[a]	5,632	8,383
Precinct Properties New Zealand Ltd.	152,191	137,809
Ryman Healthcare Ltd.	58,617	374,338
Sky Network Television Ltd.	64,049	217,898
SKYCITY Entertainment Group Ltd.	100,298	277,976
Spark New Zealand Ltd.	283,096	728,557
Summerset Group Holdings Ltd.	49,792	180,712
Trade Me Group Ltd.	65,534	243,131
Xero Ltd.[a,b]	10,132	140,404
Z Energy Ltd.	54,491	290,856

		7,178,762
SINGAPORE — 3.59%
ARA Asset Management Ltd.	370,450	452,281
Ascendas Hospitality Trust	321,400	167,681
Ascendas India Trust	321,400	239,544
Ascendas REIT	334,458	584,020
Ascott Residence Trust	167,000	134,544
Asian Pay Television Trust[b]	584,500	159,733
Boustead Singapore Ltd.	83,500	48,009
Cache Logistics Trust	167,000	96,018
Cambridge Industrial Trust	321,400	128,898
CapitaLand Commercial Trust	321,400	347,910
CapitaLand Ltd.	321,400	750,572
CapitaLand Mall Trust	321,400	442,587
CapitaLand Retail China Trust[b]	167,000	168,328
CDL Hospitality Trusts[b]	167,000	167,735
City Developments Ltd.	50,100	328,239
ComfortDelGro Corp. Ltd.	321,400	549,811
COSCO Corp. Singapore Ltd.[a,b]	282,200	56,087
DBS Group Holdings Ltd.	273,100	3,677,390
Ezion Holdings Ltd.[a]	487,440	141,859
Far East Hospitality Trust	321,400	136,882

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2017

Security	Shares	Value
First REIT	167,000	$150,547
First Resources Ltd.[b]	167,000	228,783
Frasers Centrepoint Trust	167,000	237,081
Frasers Commercial Trust	167,000	148,768
Genting Singapore PLC	980,200	674,896
GL Ltd.	321,400	179,088
Global Logistic Properties Ltd.	403,400	744,492
Golden Agri-Resources Ltd.	1,079,200	325,568
Hutchison Port Holdings Trust	768,200	326,485
Hyflux Ltd.	250,500	92,462
Indofood Agri Resources Ltd.	167,000	63,419
Jardine Cycle & Carriage Ltd.	16,700	490,165
Keppel Corp. Ltd.	200,400	877,675
Keppel REIT	167,000	119,726
Lippo Malls Indonesia Retail Trust	651,400	180,328
Mapletree Commercial Trust	193,287	209,916
Mapletree Greater China Commercial Trust	321,400	217,871
Mapletree Industrial Trust	217,100	253,499
Mapletree Logistics Trust	167,000	124,468
Noble Group Ltd.[a]	1,677,900	203,663
OUE Hospitality Trust	321,400	158,556
Oversea-Chinese Banking Corp. Ltd.	447,075	2,979,865
Raffles Medical Group Ltd.[b]	214,600	225,446
Sabana Shari’ah Compliant Industrial REIT	611,880	167,216
SATS Ltd.	157,900	591,789
SembCorp Industries Ltd.	167,000	373,403
Sembcorp Marine Ltd.	217,100	229,613
SIIC Environment Holdings Ltd.[a]	75,020	31,152
Silverlake Axis Ltd.	181,400	74,682
Singapore Airlines Ltd.	66,800	469,421
Singapore Exchange Ltd.	116,900	615,700
Singapore Post Ltd.[b]	314,200	326,734
Singapore Press Holdings Ltd.	169,800	415,822
Singapore Technologies Engineering Ltd.	314,200	735,988
Singapore Telecommunications Ltd.	1,177,400	3,234,340
Soilbuild Business Space REIT	494,160	222,737
Starhill Global REIT	321,400	174,525
StarHub Ltd.[b]	100,200	211,239
Suntec REIT	321,400	394,678
Super Group Ltd./Singapore	167,000	152,917
United Overseas Bank Ltd.	183,700	2,727,856

Security	Shares	Value
UOL Group Ltd.	16,700	$75,510
Wilmar International Ltd.	264,400	728,189
Wing Tai Holdings Ltd.[b]	133,600	164,534
Yangzijiang Shipbuilding Holdings Ltd.	381,000	217,707
Yanlord Land Group Ltd.	167,000	164,771
Yoma Strategic Holdings Ltd.	398,133	162,497

		30,653,915

TOTAL COMMON STOCKS
(Cost: $824,453,301)		851,878,034

RIGHTS — 0.00%

HONG KONG — 0.00%
Enerchina Holdings Ltd.[a]	996,000	5,777

		5,777

TOTAL RIGHTS (Cost: $0)		5,777

SHORT-TERM INVESTMENTS — 1.01%

MONEY MARKET FUNDS — 1.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	8,210,199	8,212,662
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	398,181	398,181

		8,610,843

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,609,088)		8,610,843

TOTAL INVESTMENTS IN SECURITIES — 100.85% (Cost: $833,062,389)[g]		860,494,654
Other Assets, Less Liabilities — (0.85)%		(7,253,565)

NET ASSETS — 100.00%		$853,241,089

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $841,692,713. Net unrealized appreciation was $18,801,941, of which $66,007,474 represented gross unrealized appreciation on securities and $47,205,533 represented gross unrealized depreciation on securities.

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$851,704,042	$173,986	$6	$851,878,034
Rights	—	5,777	—	5,777
Money market funds	8,610,843	—	—	8,610,843

Total	$860,314,885	$179,763	$6	$860,494,654

See notes to financial statements.

SCHEDULES OF INVESTMENTS	67

Consolidated Schedule of Investments (Unaudited)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 97.97%

AUSTRALIA — 5.14%
Adelaide Brighton Ltd.	101,259	$393,578
AGL Energy Ltd.	131,207	2,251,090
ALS Ltd.	108,631	488,206
Alumina Ltd.	497,184	732,228
Amcor Ltd./Australia	216,668	2,352,114
AMP Ltd.	538,915	2,045,586
Ansell Ltd.	28,559	515,564
APA Group	213,588	1,365,263
ARB Corp. Ltd.	38,150	469,467
Ardent Leisure Group	125,444	199,985
Aristocrat Leisure Ltd.	110,034	1,276,373
ASX Ltd.	35,808	1,356,192
Aurizon Holdings Ltd.	386,490	1,469,953
AusNet Services	369,433	443,119
Australia & New Zealand Banking Group Ltd.	543,692	12,089,263
Automotive Holdings Group Ltd.	106,669	316,623
Aveo Group	181,426	439,357
Bank of Queensland Ltd.	66,685	605,968
Beach Energy Ltd.	391,814	223,084
Bendigo & Adelaide Bank Ltd.	84,705	807,013
BHP Billiton Ltd.	603,843	12,211,971
Blackmores Ltd.[a]	3,104	272,164
BlueScope Steel Ltd.	117,482	999,780
Boral Ltd.	257,082	1,135,853
Brambles Ltd.	296,490	2,343,086
BT Investment Management Ltd.	43,282	307,218
BWP Trust	180,980	401,182
Cabcharge Australia Ltd.	113,850	315,467
Caltex Australia Ltd.	48,586	1,054,884
carsales.com Ltd.	52,919	419,411
Challenger Ltd./Australia	110,911	927,863
Charter Hall Group	129,857	463,330
Charter Hall Retail REIT	103,845	333,467
CIMIC Group Ltd.	20,452	532,546
Cleanaway Waste Management Ltd.	369,327	319,627
Coca-Cola Amatil Ltd.	109,202	808,282
Cochlear Ltd.	11,353	1,078,794
Commonwealth Bank of Australia	317,030	19,653,380
Computershare Ltd.	90,683	887,373
Cover-More Group Ltd.	218,871	319,019
Crown Resorts Ltd.	65,055	563,006

Security	Shares	Value
CSL Ltd.	86,727	$7,393,696
CSR Ltd.	133,121	445,669
Dexus Property Group	181,636	1,238,243
Domino’s Pizza Enterprises Ltd.	12,540	565,948
Downer EDI Ltd.	96,066	452,157
DUET Group	465,212	988,864
DuluxGroup Ltd.	128,220	590,843
Evolution Mining Ltd.	267,551	432,627
Fairfax Media Ltd.	385,932	249,033
FlexiGroup Ltd./Australia	118,001	204,243
Flight Centre Travel Group Ltd.[a]	12,806	291,067
Fortescue Metals Group Ltd.	300,693	1,520,285
G8 Education Ltd.	100,451	272,239
Galaxy Resources Ltd.[a,b]	433,388	200,694
Goodman Group	339,209	1,781,972
GPT Group (The)	331,872	1,179,082
GrainCorp Ltd. Class A	44,692	322,655
GUD Holdings Ltd.	41,270	304,215
GWA Group Ltd.	101,074	201,033
Harvey Norman Holdings Ltd.	116,834	443,473
Healthscope Ltd.	338,752	563,188
Iluka Resources Ltd.	91,551	524,037
Incitec Pivot Ltd.	322,189	941,670
Independence Group NL	109,562	313,566
Insurance Australia Group Ltd.	461,923	2,023,359
Investa Office Fund	139,360	476,078
Invocare Ltd.	46,800	471,815
IOOF Holdings Ltd.	66,936	462,412
Iress Ltd.	39,807	341,480
James Hardie Industries PLC	84,956	1,333,743
JB Hi-Fi Ltd.	24,851	521,635
Karoon Gas Australia Ltd.[a,b]	127,621	173,906
LendLease Group	100,717	1,077,311
Macquarie Atlas Roads Group	115,634	440,673
Macquarie Group Ltd.	56,683	3,640,413
Magellan Financial Group Ltd.	27,354	487,996
Mayne Pharma Group Ltd.[a,b]	335,552	320,965
McMillan Shakespeare Ltd.	27,614	219,694
Medibank Pvt Ltd.	545,618	1,118,356
Metcash Ltd.[b]	221,221	354,353
Mineral Resources Ltd.	33,262	310,333
Mirvac Group	696,074	1,072,702
Monadelphous Group Ltd.	27,475	216,711
Myer Holdings Ltd.	244,460	224,554
National Australia Bank Ltd.	489,683	11,274,958
Navitas Ltd.	110,096	370,257

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
Newcrest Mining Ltd.	149,307	$2,440,348
Northern Star Resources Ltd.	96,982	280,507
Nufarm Ltd./Australia	49,748	338,763
Oil Search Ltd.	260,841	1,360,380
Orica Ltd.	71,258	1,014,291
Origin Energy Ltd.	328,532	1,768,282
Orora Ltd.	283,272	612,881
OZ Minerals Ltd.	65,981	449,803
Perpetual Ltd.	14,170	503,435
Pilbara Minerals Ltd.[b]	290,346	117,923
Platinum Asset Management Ltd.	82,339	311,913
Premier Investments Ltd.	29,519	289,081
Primary Health Care Ltd.	111,412	317,169
Qantas Airways Ltd.	131,979	341,654
QBE Insurance Group Ltd.	259,702	2,464,409
Qube Holdings Ltd.	207,110	361,623
Ramsay Health Care Ltd.	26,781	1,358,097
REA Group Ltd.	12,211	487,230
Regis Resources Ltd.	152,874	369,053
Resolute Mining Ltd.	125,048	138,123
Rio Tinto Ltd.	79,430	4,020,755
Sandfire Resources NL	64,522	322,301
Santos Ltd.	339,168	1,029,917
Scentre Group	989,451	3,305,023
Seek Ltd.	62,913	689,660
Seven West Media Ltd.	303,815	186,819
Shopping Centres Australasia Property Group	297,450	490,006
Sigma Pharmaceuticals Ltd.	326,408	298,590
Sims Metal Management Ltd.	37,181	315,848
Sirtex Medical Ltd.[b]	20,709	226,071
Sonic Healthcare Ltd.	72,818	1,150,925
South32 Ltd.	1,039,640	2,170,417
Southern Cross Media Group Ltd.	246,405	274,976
Spark Infrastructure Group	365,388	649,079
Spotless Group Holdings Ltd.	269,852	192,567
St. Barbara Ltd.[a,b]	137,216	241,669
Star Entertainment Grp Ltd. (The)	155,989	564,859
Stockland	429,405	1,418,025
Suncorp Group Ltd.	236,416	2,338,561
Super Retail Group Ltd.	41,648	307,950
Sydney Airport	201,870	896,510
Tabcorp Holdings Ltd.	157,776	567,736
Tatts Group Ltd.	275,240	906,836
Telstra Corp. Ltd.	758,393	2,878,670

Security	Shares	Value
TPG Telecom Ltd.	73,338	$360,214
Transurban Group	392,095	3,036,120
Treasury Wine Estates Ltd.	140,396	1,239,544
Vicinity Centres	612,129	1,329,035
Virtus Health Ltd.	71,809	278,565
Vocus Group Ltd.	122,325	375,167
Wesfarmers Ltd.	207,377	6,338,141
Western Areas Ltd.[a,b]	88,689	164,954
Westfield Corp.	356,022	2,375,709
Westpac Banking Corp.	613,753	14,774,656
Whitehaven Coal Ltd.[b]	127,148	274,129
Woodside Petroleum Ltd.	141,820	3,397,833
Woolworths Ltd.	237,077	4,427,433
WorleyParsons Ltd.[a,b]	42,216	316,957

		202,999,124
AUSTRIA — 0.21%
Andritz AG	13,797	744,999
BUWOG AG	20,239	482,940
CA Immobilien Anlagen AG	13,493	265,901
Conwert Immobilien Invest SE	16,581	290,648
Erste Group Bank AG	54,733	1,664,480
IMMOFINANZ AGa	136,747	250,935
Lenzing AG	2,542	363,584
Oesterreichische Post AG	5,530	200,145
OMV AG	28,941	1,012,265
Raiffeisen Bank International AGb	24,938	553,833
RHI AG	8,698	214,271
S IMMO AG	27,246	315,942
Schoeller-Bleckmann Oilfield Equipment AG	3,201	241,426
Semperit AG Holding[a]	6,912	217,297
UNIQA Insurance Group AG	26,197	215,731
Voestalpine AG	20,559	870,950
Wienerberger AG	24,634	475,468

		8,380,815
BELGIUM — 0.88%
Ablynx NVa,b	28,566	366,905
Ackermans & van Haaren NV	4,486	611,335
Ageas	31,145	1,332,200
AGFA-Gevaert NVb	66,102	260,957
Anheuser-Busch InBev SA/NV	141,196	14,671,581
Barco NV	6,278	545,688
Befimmo SA	8,920	489,415
Bekaert SA	9,351	405,236
bpost SA	18,205	440,111

SCHEDULES OF INVESTMENTS	69

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
Cie. d’Entreprises CFE	2,006	$221,016
Cofinimmo SA	4,061	455,769
Colruyt SA	12,195	596,751
D’ieteren SA/NV	5,305	239,673
Elia System Operator SA/NV	8,834	440,781
Euronav NV	30,668	238,629
EVS Broadcast Equipment SA	11,862	410,857
Galapagos NVa,b	8,047	521,349
Gimv NV	12,811	715,087
Groupe Bruxelles Lambert SA	11,119	946,765
Ion Beam Applications[a]	8,945	380,149
KBC Group NV	46,306	3,003,575
Kinepolis Group NVa	10,292	493,842
Nyrstar NVa,b	23,193	196,106
Ontex Group NV	13,785	417,427
Orange Belgium SAb	17,984	406,004
Proximus SADP	21,219	609,172
Solvay SA	12,297	1,439,903
Telenet Group Holding NVa,b	10,118	542,571
Tessenderlo Chemie NVb	7,743	287,687
UCB SA	23,679	1,630,588
Umicore SA	17,404	974,281
Warehouses De Pauw CVA	6,055	549,666

		34,841,076
BRAZIL — 1.05%
Aliansce Shopping Centers SA	43,300	205,800
Ambev SA	864,800	4,728,913
Banco Bradesco SA	162,794	1,663,418
Banco do Brasil SA	162,700	1,609,181
Banco Santander Brasil SA Units	90,600	901,838
BB Seguridade Participacoes SA	141,100	1,251,999
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	326,400	1,918,688
BR Malls Participacoes SAb	116,420	542,969
BRF SA	112,100	1,584,500
CCR SA	167,900	827,904
Centrais Eletricas Brasileiras SAb	49,300	326,478
CETIP SA — Mercados Organizados	43,713	653,864
Cia. de Saneamento Basico do Estado de Sao Paulo	77,500	772,425
Cia. Hering	53,200	262,156
Cia. Siderurgica Nacional SAb	113,100	415,300
Cielo SA	197,660	1,664,631
Cosan SA Industria e Comercio	28,800	368,715

Security	Shares	Value
CPFL Energia SA	45,770	$368,581
Cyrela Brazil Realty SA Empreendimentos e Participacoes	67,800	279,137
Duratex SAb	76,819	184,144
EDP — Energias do Brasil SA	78,900	352,428
Embraer SA	128,000	732,487
Engie Brasil Energia SA	35,600	405,182
Equatorial Energia SA	47,328	874,201
Estacio Participacoes SA	62,600	316,438
Even Construtora e Incorporadora SA	221,500	316,182
Fibria Celulose SA	50,000	466,865
Hypermarcas SA	70,000	622,010
Iochpe Maxion SA	41,700	172,212
JBS SA	134,300	508,090
JSL SA	35,700	109,525
Klabin SA Units	104,900	541,600
Kroton Educacional SA	274,208	1,177,749
Light SA	36,200	226,376
Localiza Rent A Car SA	34,925	409,158
Lojas Renner SA	127,400	967,210
M. Dias Branco SA	8,100	319,112
MRV Engenharia e Participacoes SA	71,000	288,022
Multiplan Empreendimentos Imobiliarios SA	18,300	363,330
Multiplus SA	15,000	169,674
Natura Cosmeticos SA	34,000	273,150
Odontoprev SA	67,400	240,205
Petroleo Brasileiro SAb	565,000	2,908,121
Porto Seguro SA	29,700	248,141
Qualicorp SA	52,600	344,652
Raia Drogasil SA	49,100	1,022,445
Rumo Logistica Operadora Multimodal SAb	167,100	398,433
Sao Martinho SA	39,000	253,681
Sul America SA	43,895	259,425
TIM Participacoes SA	140,200	398,922
TOTVS SA	35,600	295,285
Ultrapar Participacoes SA	66,300	1,394,525
Vale SA	249,000	2,547,432
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	29,000	220,995

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
WEG SA	109,060	$551,636

		41,225,540
CANADA — 7.13%
Advantage Oil & Gas Ltd.[a,b]	51,449	331,089
Aecon Group Inc.	19,179	239,048
AGF Management Ltd. Class B	67,052	311,152
Agnico Eagle Mines Ltd.	45,547	2,168,439
Agrium Inc.	24,360	2,504,105
Aimia Inc.	38,168	249,720
Alacer Gold Corp.[b]	136,985	252,168
Alamos Gold Inc. Class Aa	57,814	432,801
Alaris Royalty Corp.	14,878	250,715
Algonquin Power & Utilities Corp.	47,564	412,617
Alimentation Couche-Tard Inc. Class B	78,969	3,610,617
Allied Properties REIT	11,361	295,408
AltaGas Ltd.	30,070	713,838
Amaya Inc.[a,b]	25,843	353,824
ARC Resources Ltd.	69,128	1,073,704
Atco Ltd./Canada Class I	18,260	641,744
ATS Automation Tooling Systems Inc.[b]	29,576	297,858
AutoCanada Inc.[a]	9,755	189,750
Avigilon Corp.[a,b]	22,410	247,864
B2Gold Corp.[b]	187,319	567,524
Badger Daylighting Ltd.[a]	11,180	282,812
Bank of Montreal	117,765	8,890,975
Bank of Nova Scotia (The)	221,769	13,227,043
Barrick Gold Corp.	230,209	4,234,256
BCE Inc.	23,721	1,067,286
Birchcliff Energy Ltd.[a,b]	46,067	283,381
Bird Construction Inc.	38,500	261,638
BlackBerry Ltd.[a,b]	91,939	647,363
Boardwalk REIT[a]	4,405	159,442
Bombardier Inc. Class Bb	361,069	689,597
Bonterra Energy Corp.	10,315	198,902
Brookfield Asset Management Inc. Class A	159,328	5,499,337
CAE Inc.	57,677	817,542
Cameco Corp.	70,440	895,257
Canadian Apartment Properties REIT	14,710	357,892
Canadian Energy Services & Technology Corp.	56,015	331,256

Security	Shares	Value
Canadian Imperial Bank of Commerce	71,872	$6,108,638
Canadian National Railway Co.	144,264	10,007,468
Canadian Natural Resources Ltd.	208,260	6,284,141
Canadian Pacific Railway Ltd.	26,219	3,957,938
Canadian REIT	10,153	368,428
Canadian Tire Corp. Ltd. Class A	12,860	1,365,059
Canadian Utilities Ltd. Class A	25,620	727,873
Canadian Western Bank[a]	19,075	432,928
Canfor Corp.[b]	15,932	172,426
Canopy Growth Corp.[a,b]	29,866	225,642
Canyon Services Group Inc.	48,598	232,972
Capital Power Corp.	20,409	386,343
CCL Industries Inc. Class B	5,385	1,106,119
Celestica Inc.[b]	28,055	388,843
Cenovus Energy Inc.	157,166	2,140,954
Centerra Gold Inc.	43,118	212,655
CGI Group Inc. Class Ab	41,523	1,992,786
China Gold International Resources Corp. Ltd.[a,b]	75,215	151,151
CI Financial Corp.	46,700	974,297
Cineplex Inc.	17,629	708,405
Cogeco Communications Inc.	4,215	229,542
Colliers International Group Inc.	8,200	299,697
Constellation Software Inc./Canada	3,827	1,725,210
Corus Entertainment Inc. Class B	22,285	220,842
Cott Corp.	29,113	308,380
Crescent Point Energy Corp.	95,796	1,114,650
Crew Energy Inc.[b]	46,220	205,265
Denison Mines Corp.[a,b]	295,673	219,983
Descartes Systems Group Inc. (The)[b]	22,708	494,830
Detour Gold Corp.[b]	35,579	481,664
DH Corp.	24,197	427,055
Dollarama Inc.	22,153	1,674,537
Dominion Diamond Corp.	17,267	172,571
Dorel Industries Inc. Class B	8,878	245,145
Dream Unlimited Corp. Class Ab	40,780	211,133
Dundee Corp. Class Ab	26,367	109,816
ECN Capital Corp.[a]	134,875	314,493
Eldorado Gold Corp.[b]	87,303	308,030
Element Fleet Management Corp.	71,238	691,207
Empire Co. Ltd. Class A	29,313	365,359

SCHEDULES OF INVESTMENTS	71

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
Enbridge Inc.	174,942	$7,433,777
Enbridge Income Fund Holdings Inc.	21,003	550,790
Encana Corp.	182,715	2,327,821
EnerCare Inc.	35,587	494,328
Enerflex Ltd.	23,118	325,026
Enerplus Corp.	46,760	416,043
Extendicare Inc.	45,036	357,179
Fairfax Financial Holdings Ltd.	4,540	2,117,216
Finning International Inc.	33,956	686,022
First Capital Realty Inc.	34,408	546,305
First Majestic Silver Corp.[a,b]	35,701	341,470
First Quantum Minerals Ltd.	129,946	1,635,600
FirstService Corp.	9,039	450,303
Fortis Inc./Canada	75,121	2,410,786
Fortuna Silver Mines Inc.[b]	54,674	339,681
Franco-Nevada Corp.	35,491	2,304,091
Freehold Royalties Ltd.	22,709	225,043
Genworth MI Canada Inc.[a]	10,730	268,548
George Weston Ltd.	9,175	781,010
Gibson Energy Inc.	31,276	454,597
Gildan Activewear Inc.	40,493	1,057,244
Goldcorp Inc.	160,430	2,589,030
Great-West Lifeco Inc.	56,604	1,548,225
H&R REIT	25,287	437,565
Home Capital Group Inc.[a]	15,206	346,749
HudBay Minerals Inc.	43,476	339,805
Hudson’s Bay Co.[a]	13,671	104,859
Husky Energy Inc.[b]	63,713	820,511
Hydro One Ltd.[c]	33,233	613,042
IAMGOLD Corp.[b]	97,621	450,760
IGM Financial Inc.	16,629	510,062
Imperial Oil Ltd.	56,593	1,856,988
Industrial Alliance Insurance & Financial Services Inc.	22,015	924,503
Innergex Renewable Energy Inc.	42,193	446,283
Intact Financial Corp.	25,786	1,879,139
Inter Pipeline Ltd.	67,235	1,455,319
Interfor Corp.[b]	16,076	170,285
Ivanhoe Mines Ltd. Class Ab	131,791	401,312
Jean Coutu Group PJC Inc. (The) Class A	18,424	288,990
Keyera Corp.	35,040	1,026,675
Killam Apartment REIT	64,019	596,119
Kinross Gold Corp.[b]	253,995	987,731

Security	Shares	Value
Labrador Iron Ore Royalty Corp.	18,267	$263,129
Laurentian Bank of Canada	10,687	482,483
Linamar Corp.	9,928	435,652
Loblaw Companies Ltd.	40,283	2,113,100
Lucara Diamond Corp.	76,699	172,959
Lundin Mining Corp.[b]	123,213	752,273
MacDonald Dettwiler & Associates Ltd.	8,373	462,851
Magna International Inc. Class A	72,074	3,111,828
Major Drilling Group International Inc.[b]	36,049	217,607
Manitoba Telecom Services Inc.	8,907	256,604
Manulife Financial Corp.	370,172	7,084,020
Maple Leaf Foods Inc.	20,802	475,953
Martinrea International Inc.	44,644	282,160
Medical Facilities Corp.	32,018	465,627
Methanex Corp.	16,954	846,042
Metro Inc.	45,370	1,375,629
Morguard REIT	25,520	294,789
Morneau Shepell Inc.	31,308	446,417
Mullen Group Ltd.	23,915	343,936
National Bank of Canada	62,555	2,695,083
New Flyer Industries Inc.	10,254	327,971
New Gold Inc.[b]	108,358	288,401
Norbord Inc.	9,619	238,308
North West Co. Inc. (The)	19,110	429,178
Northland Power Inc.	29,961	550,156
Northview Apartment Real Estate Investment Trust	17,890	284,731
NOVAGOLD Resources Inc.[a,b]	69,545	368,062
NuVista Energy Ltd.[b]	44,108	220,244
OceanaGold Corp.	130,495	452,416
Onex Corp.	16,506	1,152,856
Open Text Corp.	51,989	1,776,100
Osisko Gold Royalties Ltd.	29,204	319,872
Painted Pony Petroleum Ltd.[b]	30,794	184,705
Pan American Silver Corp.	38,729	753,340
Parex Resources Inc.[b]	40,309	468,095
Parkland Fuel Corp.	22,517	469,079
Pason Systems Inc.	20,525	299,748
Pembina Pipeline Corp.	74,766	2,315,094
Pengrowth Energy Corp.[a,b]	116,294	145,395
Peyto Exploration & Development Corp.	33,963	737,743
Poseidon Concepts Corp.[b]	293	—

72	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
Potash Corp. of Saskatchewan Inc.	155,025	$2,878,738
Power Corp. of Canada	61,772	1,446,519
Power Financial Corp.	46,118	1,195,973
PrairieSky Royalty Ltd.	40,156	939,412
Precision Drilling Corp.[b]	50,880	285,669
Premier Gold Mines Ltd.[a,b]	175,978	395,487
Pretium Resources Inc.[a,b]	45,605	490,418
ProMetic Life Sciences Inc.[a,b]	139,882	227,459
Quebecor Inc. Class B	18,157	545,789
Raging River Exploration Inc.[b]	57,364	416,233
Restaurant Brands International Inc.	42,646	2,087,896
RioCan REIT	27,157	541,786
Ritchie Bros Auctioneers Inc.	21,289	688,759
Rogers Communications Inc. Class B	67,222	2,910,590
Royal Bank of Canada	273,597	19,633,929
Russel Metals Inc.	16,715	346,159
Saputo Inc.	51,064	1,876,492
Secure Energy Services Inc.	31,950	264,667
SEMAFO Inc.[b]	91,241	339,420
Seven Generations Energy Ltd. Class Ab	47,513	947,891
Shaw Communications Inc. Class B	74,306	1,599,823
ShawCor Ltd.	18,607	518,784
Shopify Inc. Class Ab	12,674	641,987
Sierra Wireless Inc.[a,b]	11,139	194,372
Silver Standard Resources Inc.[b]	33,991	358,486
Silver Wheaton Corp.	90,752	2,002,635
Smart REIT	13,245	325,296
SNC-Lavalin Group Inc.	30,292	1,302,992
Stantec Inc.	24,139	645,805
Stella-Jones Inc.[a]	11,918	365,653
Sun Life Financial Inc.	117,507	4,629,077
Suncor Energy Inc.	312,231	9,665,690
Superior Plus Corp.	39,649	391,092
Surge Energy Inc.	92,072	199,151
Tahoe Resources Inc.	60,332	549,293
Teck Resources Ltd. Class B	108,803	2,661,344
TELUS Corp.	6,490	216,242
TFI International Inc.	21,499	580,782
Thomson Reuters Corp.	61,676	2,759,395
TMX Group Ltd.	9,431	498,261

Security	Shares	Value
TORC Oil & Gas Ltd.	32,919	$183,564
Torex Gold Resources Inc.[b]	20,483	433,619
Toromont Industries Ltd.	18,872	610,128
Toronto-Dominion Bank (The)	336,136	17,379,810
Total Energy Services Inc.	29,767	337,454
Tourmaline Oil Corp.[b]	40,576	946,747
TransAlta Corp.	55,373	327,035
TransCanada Corp.	160,094	7,538,386
Transcontinental Inc. Class A	17,276	287,149
Turquoise Hill Resources Ltd.[b]	172,862	624,491
Valeant Pharmaceuticals International Inc.[a,b]	62,315	858,429
Valener Inc.	41,014	643,641
Veresen Inc.	61,145	620,478
Vermilion Energy Inc.	22,530	927,640
Wajax Corp.	12,353	232,800
West Fraser Timber Co. Ltd.	13,182	449,325
Westshore Terminals Investment Corp.	16,607	324,943
Whitecap Resources Inc.	68,095	541,104
WSP Global Inc.	17,435	612,214
Yamana Gold Inc.	191,838	632,716

		281,506,026
CHILE — 0.26%
AES Gener SA	596,299	205,249
Aguas Andinas SA Series A	543,893	296,272
Banco de Chile	5,575,020	667,722
Banco de Credito e Inversiones	8,295	428,327
Banco Santander Chile	12,519,545	680,361
Cencosud SA	290,486	847,489
Cia. Cervecerias Unidas SA	20,295	230,364
Colbun SA	1,725,951	334,200
Empresa Nacional de Telecomunicaciones SAb	24,724	268,705
Empresas CMPC SA	221,781	480,862
Empresas COPEC SA	88,936	913,078
Enel Americas SA	5,489,406	986,372
Enel Chile SA	3,868,397	373,865
Enel Generacion Chile SA	725,902	468,145
Engie Energia Chile SA	165,493	275,954
Inversiones Aguas Metropolitanas SA	138,624	202,120
Itau CorpBanca	21,822,636	179,595
LATAM Airlines Group SAb	62,619	577,922
Parque Arauco SA	155,478	377,366

SCHEDULES OF INVESTMENTS	73

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
SACI Falabella	120,050	$977,001
SONDA SA	142,692	232,965
Vina Concha y Toro SA	107,477	175,438

		10,179,372
CHINA — 5.97%
21Vianet Group Inc. ADR[a,b]	24,717	177,221
58.com Inc. ADR[a,b]	18,164	530,026
AAC Technologies Holdings Inc.	152,000	1,567,142
Agile Property Holdings Ltd.	592,250	317,521
Agricultural Bank of China Ltd. Class H	4,556,000	1,914,150
Air China Ltd. Class H	356,000	256,929
Ajisen (China) Holdings Ltd.	685,000	276,318
Alibaba Group Holding Ltd. ADR[a,b]	212,305	21,508,620
Alibaba Health Information Technology Ltd.[b]	700,000	325,672
Alibaba Pictures Group Ltd.[b]	2,730,000	460,902
Aluminum Corp. of China Ltd. Class Hb	974,000	504,614
Anhui Conch Cement Co. Ltd. Class H	235,500	763,315
ANTA Sports Products Ltd.[a]	210,000	671,190
Anxin-China Holdings Ltd.[b]	1,004,000	26,137
AVIC International Holding HK Ltd.[b]	5,144,000	331,471
AviChina Industry & Technology Co. Ltd. Class H	426,000	314,037
Baidu Inc.[b]	51,245	8,971,462
Bank of China Ltd. Class H	14,766,000	6,736,600
Bank of Communications Co. Ltd. Class H	1,617,000	1,198,264
Beijing Capital International Airport Co. Ltd. Class H	348,000	338,162
Beijing Enterprises Holdings Ltd.	106,000	530,044
Beijing Enterprises Water Group Ltd.	982,000	684,673
Belle International Holdings Ltd.	1,204,000	738,598
Biostime International Holdings Ltd.[a,b]	52,000	178,262
Bosideng International Holdings Ltd.	2,620,000	229,607
Brilliance China Automotive Holdings Ltd.	634,000	897,152
Byd Co. Ltd. Class Ha	124,000	690,367

Security	Shares	Value
BYD Electronic International Co. Ltd.	262,500	$211,438
CGN Power Co. Ltd. Class Hc	2,125,000	602,499
China Agri-Industries Holdings Ltd.[b]	693,100	321,568
China BlueChemical Ltd. Class H	796,000	276,982
China Cinda Asset Management Co. Ltd. Class H	1,791,000	623,209
China CITIC Bank Corp. Ltd. Class H	1,537,000	1,016,169
China Coal Energy Co. Ltd. Class Hb	402,000	210,860
China Communications Construction Co. Ltd. Class H	864,000	1,047,799
China Communications Services Corp. Ltd. Class H	662,000	451,324
China Conch Venture Holdings Ltd.	335,000	645,015
China Construction Bank Corp. Class H	15,970,000	11,937,340
China Everbright Bank Co. Ltd. Class H	524,000	253,243
China Everbright International Ltd.	528,000	643,724
China Everbright Ltd.	198,000	380,212
China Evergrande Group[a]	798,000	558,441
China Galaxy Securities Co. Ltd. Class H	559,500	522,773
China Gas Holdings Ltd.	404,000	586,266
China Huarong Asset Management Co. Ltd. Class Ha,b,c	1,078,000	411,230
China Huishan Dairy Holdings Co. Ltd.[a]	1,075,000	401,773
China Innovationpay Group Ltd.[a,b]	2,416,000	180,592
China Jinmao Holdings Group Ltd.	908,000	267,976
China Life Insurance Co. Ltd. Class H	1,438,000	3,993,749
China Longyuan Power Group Corp. Ltd.	652,000	536,937
China Lumena New Materials Corp.[a,b]	152,000	1,450
China Medical System Holdings Ltd.	360,000	590,153

74	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
China Mengniu Dairy Co. Ltd.	543,000	$1,020,310
China Merchants Bank Co. Ltd. Class H	726,177	1,834,312
China Merchants Port Holdings Co. Ltd.	234,000	628,777
China Metal Recycling Holdings Ltd.[b]	3,000	—
China Minsheng Banking Corp. Ltd. Class H	1,068,000	1,180,955
China Mobile Ltd.	1,156,500	13,093,690
China Modern Dairy Holdings Ltd.[a,b]	800,000	197,955
China National Building Material Co. Ltd. Class H	548,000	322,048
China Oil and Gas Group Ltd.[b]	3,052,000	235,999
China Oilfield Services Ltd. Class H	328,000	355,927
China Overseas Land & Investment Ltd.	708,000	2,094,067
China Pacific Insurance Group Co. Ltd. Class H	499,800	1,790,671
China Petroleum & Chemical Corp. Class H	4,802,200	3,843,320
China Power International Development Ltd.	794,000	287,542
China Railway Construction Corp. Ltd. Class H	391,500	545,926
China Railway Group Ltd. Class H	820,000	723,901
China Resources Beer Holdings Co. Ltd.[b]	330,000	671,964
China Resources Gas Group Ltd.	190,000	602,370
China Resources Land Ltd.	530,666	1,322,673
China Resources Power Holdings Co. Ltd.	370,000	639,925
China Shanshui Cement Group Ltd.[a,b]	163,000	10,503
China Shenhua Energy Co. Ltd. Class H	632,500	1,348,251
China Shineway Pharmaceutical Group Ltd.	325,000	373,614
China Southern Airlines Co. Ltd. Class H	394,000	227,483
China State Construction International Holdings Ltd.	358,000	585,028

Security	Shares	Value
China Taiping Insurance Holdings Co. Ltd.[b]	346,768	$765,099
China Telecom Corp. Ltd. Class H	2,492,000	1,185,084
China Traditional Chinese Medicine Holdings Co. Ltd.[a]	564,000	266,759
China Travel International Investment Hong Kong Ltd.	1,096,000	307,923
China Unicom Hong Kong Ltd.	1,182,000	1,404,504
China Vanke Co. Ltd. Class H	267,200	681,830
China ZhengTong Auto Services Holdings Ltd.	655,500	233,161
Chongqing Changan Automobile Co. Ltd. Class B	171,098	242,556
Chongqing Rural Commercial Bank Co. Ltd. Class H	580,000	355,056
CITIC Ltd.	785,000	1,167,482
CITIC Resources Holdings Ltd.[a,b]	1,348,000	198,048
CITIC Securities Co. Ltd. Class H	397,000	813,509
CNOOC Ltd.	3,399,000	4,310,433
Coolpad Group Ltd.[b]	1,692,000	178,809
COSCO SHIPPING Ports Ltd.	344,000	343,142
Country Garden Holdings Co. Ltd.	1,304,866	750,024
Credit China FinTech Holdings Ltd.[a,b]	2,244,000	294,983
CRRC Corp. Ltd. Class H	717,000	701,351
CSPC Pharmaceutical Group Ltd.	874,000	986,712
Ctrip.com International Ltd.[a,b]	71,418	3,085,972
Dah Chong Hong Holdings Ltd.	570,000	232,867
Digital China Holdings Ltd.	375,000	328,636
Dongfeng Motor Group Co. Ltd. Class H	470,000	500,931
Dongyue Group Ltd.[b]	897,000	126,700
ENN Energy Holdings Ltd.	154,000	762,126
Fang Holdings Ltd. ADR[b]	68,340	260,375
Far East Horizon Ltd.	478,000	437,382
FDG Electric Vehicles Ltd.[a,b]	4,500,000	200,081
Fosun International Ltd.	480,500	733,195
Fullshare Holdings Ltd.	2,025,000	856,000
GCL-Poly Energy Holdings Ltd.[b]	3,072,000	399,869
Geely Automobile Holdings Ltd.	1,110,000	1,320,381
GF Securities Co. Ltd. Class H	238,000	511,620
Glorious Property Holdings Ltd.[b]	1,124,000	107,195
Golden Eagle Retail Group Ltd.[a]	277,000	401,255

SCHEDULES OF INVESTMENTS	75

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
GOME Electrical Appliances Holding Ltd.[a]	2,891,000	$361,405
Great Wall Motor Co. Ltd. Class H	605,500	611,794
Guangdong Investment Ltd.	644,000	800,918
Guangzhou Automobile Group Co. Ltd. Class H	440,000	602,215
Guangzhou R&F Properties Co. Ltd. Class H	214,400	275,759
Haier Electronics Group Co. Ltd.	259,000	457,293
Haitian International Holdings Ltd.	178,000	362,912
Haitong Securities Co. Ltd. Class H	563,600	1,016,889
Hanergy Thin Film Power Group Ltd.[b]	4,386	—
Harbin Electric Co. Ltd. Class H	416,000	209,090
Hengan International Group Co. Ltd.	138,000	1,133,793
Hengdeli Holdings Ltd.[b]	1,285,200	160,663
HengTen Networks Group Ltd.[b]	5,264,000	149,928
Hopewell Highway Infrastructure Ltd.	733,275	387,459
Hopson Development Holdings Ltd.	160,000	141,661
Huaneng Power International Inc. Class H	818,000	533,431
Huaneng Renewables Corp. Ltd. Class H	1,056,000	330,708
Huatai Securities Co. Ltd. Class Hc	271,200	526,368
iKang Healthcare Group Inc. ADR[b]	18,671	316,100
Industrial & Commercial Bank of China Ltd. Class H	13,823,000	8,515,396
Inner Mongolia Yitai Coal Co. Ltd. Class B	264,800	266,918
Intime Retail Group Co. Ltd.[a]	334,500	414,280
JD.com Inc. ADR[a,b]	129,226	3,670,018
Jiangsu Expressway Co. Ltd. Class H	276,000	346,096
Jiangxi Copper Co. Ltd. Class H	268,000	464,895
Ju Teng International Holdings Ltd.	706,000	228,377
K Wah International Holdings Ltd.	465,000	233,119

Security	Shares	Value
Kingboard Chemical Holdings Ltd.	170,500	$588,890
Kingboard Laminates Holdings Ltd.	312,500	344,745
Kingdee International Software Group Co. Ltd.[a,b]	742,000	284,011
Kingsoft Corp. Ltd.	180,000	378,588
Kunlun Energy Co. Ltd.	612,000	490,587
KWG Property Holding Ltd.	419,000	241,917
Lee & Man Paper Manufacturing Ltd.	391,000	353,240
Lenovo Group Ltd.	1,326,000	873,251
Leyou Technologies Holdings Ltd.[b]	925,000	191,930
Li Ning Co. Ltd.[b]	497,500	317,375
Longfor Properties Co. Ltd.	327,500	473,564
Lonking Holdings Ltd.	1,369,000	361,686
Luye Pharma Group Ltd.	396,500	262,652
Minth Group Ltd.	158,000	513,136
MMG Ltd.[b]	798,000	266,365
Netease Inc.	15,477	3,929,610
New China Life Insurance Co. Ltd. Class H	168,300	817,712
New Oriental Education & Technology Group Inc. ADR[b]	27,664	1,315,423
Nine Dragons Paper (Holdings) Ltd.	373,000	431,678
Parkson Retail Group Ltd.	2,525,500	286,421
PAX Global Technology Ltd.	324,000	227,153
People’s Insurance Co. Group of China Ltd. (The) Class H	1,338,000	524,209
PetroChina Co. Ltd. Class H	3,952,000	3,167,977
Phoenix Satellite Television Holdings Ltd.	1,404,000	244,273
PICC Property & Casualty Co. Ltd. Class H	889,680	1,355,270
Ping An Insurance Group Co. of China Ltd. Class H	986,000	5,095,607
Poly Property Group Co. Ltd.[b]	679,000	265,147
Qunar Cayman Islands Ltd. ADR[a,b]	8,990	273,566
Sany Heavy Equipment International Holdings Co. Ltd.[a,b]	1,394,000	249,719
Semiconductor Manufacturing International Corp.[a,b]	601,800	829,871

76	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	532,000	$348,983
Shanghai Electric Group Co. Ltd. Class Hb	520,000	237,907
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	92,000	307,088
Shanghai Industrial Holdings Ltd.	125,000	337,496
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	188,180	271,356
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	166,300	425,644
Shenzhen International Holdings Ltd.	254,000	365,974
Shenzhen Investment Ltd.	834,000	340,722
Shenzhou International Group Holdings Ltd.	119,000	736,911
Shimao Property Holdings Ltd.	219,000	294,659
Shougang Fushan Resources Group Ltd.	786,000	153,972
Shui On Land Ltd.	1,440,000	304,355
Sihuan Pharmaceutical Holdings Group Ltd.	1,150,000	339,397
Sina Corp.[b]	11,910	830,365
Sino Biopharmaceutical Ltd.	950,000	752,963
Sino-Ocean Group Holding Ltd.	768,500	332,780
Sinofert Holdings Ltd.[a]	1,748,000	292,860
Sinopec Engineering Group Co. Ltd. Class H	239,000	194,050
Sinopec Kantons Holdings Ltd.	468,000	230,401
Sinopec Shanghai Petrochemical Co. Ltd. Class H	775,000	481,419
Sinopharm Group Co. Ltd. Class H	228,800	1,049,737
Sinotrans Ltd. Class H	466,000	194,583
Skyworth Digital Holdings Ltd.	450,000	298,672
SOHO China Ltd.	606,500	307,965
Sohu.com Inc.[b]	8,715	345,724
Sun Art Retail Group Ltd.	533,500	537,670
Sunac China Holdings Ltd.	466,000	415,592
Sunny Optical Technology Group Co. Ltd.	153,000	902,105
TAL Education Group Class A ADR[a,b]	10,088	817,027

Security	Shares	Value
Tencent Holdings Ltd.	1,072,200	$28,244,335
Tianneng Power International Ltd.	260,000	229,865
Tingyi Cayman Islands Holding Corp.	406,000	463,067
Tong Ren Tang Technologies Co. Ltd. Class H	195,000	348,818
Towngas China Co. Ltd.	438,000	239,340
TravelSky Technology Ltd. Class H	197,000	444,303
Tsingtao Brewery Co. Ltd. Class H	88,000	352,710
Vipshop Holdings Ltd. ADR[b]	78,756	891,518
Want Want China Holdings Ltd.[a]	1,100,000	788,210
Weibo Corp. ADR[a,b]	7,727	372,596
Weichai Power Co. Ltd. Class H	230,000	409,055
West China Cement Ltd.[b]	1,366,000	188,369
Xinyi Solar Holdings Ltd.[a]	850,000	294,677
Yanzhou Coal Mining Co. Ltd. Class Ha	388,000	305,526
Yingde Gases Group Co. Ltd.	455,000	276,776
Yuexiu Property Co. Ltd.	1,098,080	161,329
Yuexiu REIT	184,000	101,256
Yum China Holdings Inc.[b]	81,385	2,236,460
YY Inc. ADR[b]	7,629	313,399
Zhejiang Expressway Co. Ltd. Class H	306,000	308,786
Zhongsheng Group Holdings Ltd.	207,000	258,238
Zhuzhou CRRC Times Electric Co. Ltd. Class H	111,000	636,587
Zijin Mining Group Co. Ltd. Class H	1,086,000	366,696
ZTE Corp. Class H	183,440	286,531

		235,639,321
COLOMBIA — 0.07%
Almacenes Exito SA	39,538	211,356
Cementos Argos SA	96,233	384,501
Corp. Financiera Colombiana SA	30,015	354,429
Ecopetrol SAb	970,737	457,382
Grupo Argos SA/Colombia	48,260	320,161
Grupo de Inversiones Suramericana SA	58,148	777,096
Interconexion Electrica SA ESP	104,079	376,619

		2,881,544

SCHEDULES OF INVESTMENTS	77

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
CZECH REPUBLIC — 0.03%
CEZ AS	36,202	$620,990
Komercni Banka AS	19,491	689,879

		1,310,869
DENMARK — 1.16%
ALK-Abello A/Sa	2,132	314,450
Ambu A/S Class Ba	7,766	332,338
AP Moller — Maersk A/S Class A	1,098	1,751,873
AP Moller — Maersk A/S Class B	836	1,395,803
Bang & Olufsen A/Sb	16,200	236,581
Bavarian Nordic A/Sa,b	10,962	430,082
Carlsberg A/S Class B	18,275	1,651,755
Chr Hansen Holding A/S	17,972	1,096,841
Coloplast A/S Class Ba	22,323	1,598,532
D/S Norden A/Sa,b	10,683	190,164
Danske Bank A/S	125,551	4,183,331
Dfds A/S	7,160	350,207
DONG Energy A/Sb,c	17,687	670,028
DSV A/S	36,606	1,778,756
FLSmidth & Co. A/S	8,182	380,221
Genmab A/Sb	10,755	2,075,422
GN Store Nord A/S	29,081	649,503
ISS A/S	30,817	1,095,777
Jyske Bank A/S Registered	12,186	626,848
NKT Holding A/S	6,350	490,428
Novo Nordisk A/S Class B	359,292	12,916,510
Novozymes A/S Class B	42,891	1,672,187
Pandora A/S	21,128	2,767,719
Rockwool International A/S Class B	1,460	260,525
Royal Unibrew A/S	10,380	394,126
SimCorp A/S	12,206	625,394
Solar A/S Class B	5,607	302,682
Sydbank A/S	16,181	536,091
TDC A/Sb	152,539	803,502
Topdanmark A/Sb	16,233	427,420
Tryg A/S	22,373	427,512
Vestas Wind Systems A/S	41,616	2,912,358
William Demant Holding A/Sb	30,741	575,350

		45,920,316
EGYPT — 0.02%
Commercial International Bank Egypt SAE	100,903	407,020
Egyptian Financial Group-Hermes Holding Co.[b]	159,316	207,069

Security	Shares	Value
Global Telecom Holding SAE[b]	261,958	$97,871
Talaat Moustafa Group	277,600	124,664

		836,624
FINLAND — 0.71%
Amer Sports OYJ	22,551	598,792
Cargotec OYJ Class B	7,775	373,237
Caverion Corp.[a]	28,740	230,771
Elisa OYJ	25,754	869,204
Fortum OYJ	80,109	1,280,427
Huhtamaki OYJ	18,174	667,782
Kemira OYJ	19,253	241,566
Kesko OYJ Class B	13,759	696,629
Kone OYJ Class Ba	61,574	2,788,153
Konecranes OYJ[a]	10,967	430,822
Metsa Board OYJ	48,642	332,752
Metso OYJ	21,330	656,041
Neste OYJ	25,285	881,521
Nokia OYJ	1,093,531	4,904,384
Nokian Renkaat OYJ	21,265	797,903
Orion OYJ Class B	20,713	965,221
Outokumpu OYJ[b]	58,229	520,730
Outotec OYJ[a,b]	36,110	205,462
Ramirent OYJ	28,007	208,843
Sampo OYJ Class A	81,515	3,779,202
Sponda OYJ	62,263	283,416
Stora Enso OYJ Class R	95,108	1,081,280
Tieto OYJ	15,558	431,435
UPM-Kymmene OYJ	98,301	2,230,912
Uponor OYJ	14,553	263,434
Valmet OYJ	32,125	507,917
Wartsila OYJ Abp	27,701	1,390,549
YIT OYJ[a]	39,538	314,056

		27,932,441
FRANCE — 6.33%
ABC Arbitrage	83,789	616,651
Accor SA	30,134	1,221,381
Aeroports de Paris	5,169	573,697
Air France-KLM[a,b]	61,543	325,697
Air Liquide SA	71,267	7,701,826
Airbus SE	109,206	7,406,869
Alstom SAb	29,367	833,094
Alten SA	7,620	568,211
Altran Technologies SA	38,293	567,157
ANF Immobilier	11,921	264,102
APERAM SA	10,979	518,323

78	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
ArcelorMittal[b]	351,814	$2,733,297
Arkema SA	12,960	1,280,137
Assystem	10,390	329,893
Atos SE	17,471	1,859,581
AXA SA	358,700	8,807,344
BNP Paribas SA	196,705	12,580,433
Bollore SA	148,102	592,039
Bonduelle SCA	12,223	315,573
Bouygues SA	37,685	1,370,640
Bureau Veritas SA	47,703	934,134
Capgemini SA	30,065	2,448,866
Carrefour SA	100,946	2,471,487
Casino Guichard Perrachon SAa	9,641	519,910
Cellectis SAa,b	10,606	187,173
Christian Dior SE	10,359	2,225,001
Cie. de Saint-Gobain	88,953	4,373,984
Cie. Generale des Etablissements Michelin Class B	33,027	3,547,099
Cie. Plastic Omnium SA	11,891	403,509
CNP Assurances	31,869	598,754
Coface SAb	27,682	178,897
Credit Agricole SA	199,423	2,643,310
Danone SA	107,698	6,749,413
Dassault Aviation SA	434	500,613
Dassault Systemes SE	24,882	1,927,474
DBV Technologies SAb	4,407	300,428
Edenred	39,465	860,034
Eiffage SA	11,067	796,304
Electricite de France SAa	44,538	438,966
Elior Group[c]	28,099	628,589
Elis SA	24,134	432,564
Engie SA	283,369	3,388,512
Essilor International SA	38,640	4,526,595
Etablissements Maurel et Prom[b]	39,297	180,065
Euler Hermes Group	4,150	374,893
Eurazeo SA	7,703	474,338
Eurofins Scientific SE	2,002	897,878
Euronext NVc	14,133	625,833
Eutelsat Communications SA	34,180	582,702
Faiveley Transport SA	5,572	603,250
Faurecia	12,251	531,903
Fonciere des Regions	4,650	387,196
Gaztransport Et Technigaz SAa	7,428	306,608
Gecina SA	7,154	922,348

Security	Shares	Value
Genfit[a,b]	7,930	$174,998
Groupe Eurotunnel SE Registered	84,292	784,049
Groupe Fnac SAb	4,972	322,394
Guerbet[a]	3,053	264,181
Hermes International	5,080	2,209,433
ICADE	6,253	442,759
Iliad SA	5,056	1,081,603
Imerys SA	6,684	536,771
Ingenico Group SA	10,453	881,809
Ipsen SA	8,709	674,827
IPSOS	10,354	343,128
Jacquet Metal Service	17,468	399,263
JCDecaux SA	14,369	459,491
Kering	14,203	3,379,891
Klepierre	38,269	1,453,710
Korian SA	11,180	320,179
L’Oreal SA	45,692	8,313,014
Lagardere SCA	23,641	592,988
Legrand SA	48,706	2,830,795
LVMH Moet Hennessy Louis Vuitton SE	52,084	10,503,190
Marie Brizard Wine & Spirits SAa,b	17,449	315,291
Mercialys SA	19,828	388,492
Mersen SA	13,110	321,613
Metropole Television SA	25,450	500,432
Natixis SA	169,977	1,007,563
Naturex[b]	4,613	430,229
Neopost SA	8,745	289,098
Nexans SAb	6,277	364,345
Nexity SA	10,802	530,687
Orange SA	364,037	5,635,668
Orpea	8,556	697,184
Pernod Ricard SA	38,630	4,523,336
Peugeot SAb	89,034	1,654,968
Publicis Groupe SA	36,229	2,488,545
Rallye SA	6,680	148,352
Remy Cointreau SA	4,560	414,395
Renault SA	34,712	3,127,856
Rexel SA	57,703	1,004,302
Rubis SCA	9,140	769,860
Safran SA	57,497	3,895,991
Sanofi	217,090	17,476,040
Sartorius Stedim Biotech	6,879	416,312

SCHEDULES OF INVESTMENTS	79

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
Schneider Electric SE	102,757	$7,353,699
SCOR SE	30,651	1,038,620
SEB SA	4,848	610,633
SES SA	69,822	1,358,974
SFR Group SAb	17,087	495,995
Societe BIC SA	5,589	731,146
Societe Generale SA	142,691	6,978,601
Sodexo SA	17,223	1,905,030
Sopra Steria Group	3,829	444,214
STMicroelectronics NV	131,705	1,735,759
Suez	59,333	899,620
Technicolor SA Registered	79,321	340,317
Teleperformance	11,406	1,221,676
Television Francaise 1[a]	25,483	280,627
Thales SA	20,619	1,933,715
Total SA	414,918	20,922,436
Ubisoft Entertainment SAb	18,639	612,755
Unibail-Rodamco SE	17,712	4,076,153
Valeo SA	44,845	2,739,185
Vallourec SAb	57,867	410,992
Veolia Environnement SA	90,018	1,531,713
Vicat SA	4,171	253,598
Vinci SA	92,227	6,468,566
Virbac SAb	1,249	230,342
Vivendi SA	192,938	3,532,128
Wendel SA	4,864	575,590
Zodiac Aerospace	38,479	1,168,518

		249,654,209
GERMANY — 5.83%
Aareal Bank AG	11,544	446,003
adidas AG	35,856	5,643,877
Allianz SE Registered	84,554	14,327,996
Alstria office REIT AGa	37,889	473,548
AURELIUS Equity Opportunities SE & Co KGaA[a]	6,139	387,118
Aurubis AGa	6,578	387,290
Axel Springer SE	8,062	424,478
BASF SE	170,594	16,430,250
Bayer AG Registered	154,761	17,109,700
Bayerische Motoren Werke AG	60,890	5,538,709
BayWa AGa	8,491	288,271
Bechtle AG	5,272	534,535
Beiersdorf AG	18,374	1,627,065
Bertrandt AG	2,664	265,471
Bilfinger SEa,b	7,874	326,464

Security	Shares	Value
Brenntag AG	29,924	$1,737,891
Carl Zeiss Meditec AG Bearer	9,448	352,822
comdirect bank AG	27,007	284,130
Commerzbank AG	199,795	1,730,155
Continental AG	20,207	3,946,074
Covestro AGc	15,001	1,126,543
CTS Eventim AG & Co. KGaA	13,631	472,940
Daimler AG Registered	176,106	13,198,539
Deutsche Bank AG Registered[b]	259,300	5,153,348
Deutsche Boerse AGb	35,995	3,315,819
Deutsche Euroshop AG	11,144	463,126
Deutsche Lufthansa AG Registered[a]	46,350	617,866
Deutsche Post AG Registered	181,023	6,055,776
Deutsche Telekom AG Registered	602,118	10,515,458
Deutsche Wohnen AG Bearer	69,118	2,251,332
DEUTZ AG	43,077	285,698
Dialog Semiconductor PLC[a,b]	16,570	769,114
Diebold Nixdorf AG	3,152	224,582
DMG Mori AG	10,384	501,286
Drillisch AGa	10,287	476,037
Duerr AG	5,443	470,757
E.ON SE	371,316	2,850,301
ElringKlinger AGa	11,060	195,962
Evonik Industries AG	27,617	894,774
Fraport AG Frankfurt Airport Services Worldwide	7,859	469,335
Freenet AG	24,181	725,436
Fresenius Medical Care AG & Co. KGaA	40,333	3,281,732
Fresenius SE & Co. KGaA	77,345	6,095,982
GEA Group AG	34,940	1,443,930
Gerresheimer AG	7,658	622,521
Grand City Properties SA	26,184	477,230
GRENKE AG	2,491	416,322
Hamborner REIT AG	51,630	499,435
Hamburger Hafen und Logistik AG	15,615	318,012
Hannover Rueck SE	11,515	1,264,959
HeidelbergCement AG	27,316	2,631,449
Heidelberger Druckmaschinen AGa,b	107,256	280,854
Henkel AG & Co. KGaA	22,017	2,318,466
HOCHTIEF AG	4,972	706,313

80	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
HUGO BOSS AG	12,461	$798,570
Indus Holding AG	8,178	466,379
Infineon Technologies AG	217,249	3,988,930
Innogy SEb,c	29,152	998,222
K+S AG Registered[a]	33,501	848,634
KION Group AG	12,951	787,983
Kloeckner & Co. SEb	24,920	324,788
Krones AGa	3,312	338,206
KWS Saat SE	935	293,436
Lanxess AG	17,817	1,292,962
LEG Immobilien AG	13,826	1,085,668
LEONI AGa	8,043	322,215
Linde AG	34,642	5,632,489
MAN SE	5,082	526,969
Merck KGaA	24,427	2,683,384
METRO AG	32,649	1,115,320
MorphoSys AGa,b	6,500	336,827
MTU Aero Engines AG	10,166	1,215,096
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	29,250	5,493,902
Nordex SEa,b	15,204	319,911
NORMA Group SE	9,837	438,044
Osram Licht AG	16,724	969,289
PATRIZIA Immobilien AGb	14,321	230,216
Pfeiffer Vacuum Technology AG	2,607	282,865
ProSiebenSat.1 Media SE Registered	43,811	1,859,773
QIAGEN NVa	41,839	1,206,573
Rational AG	786	356,761
Rheinmetall AG	8,003	612,684
RHOEN-KLINIKUM AG	15,354	420,054
RTL Group SAb	7,444	567,717
RWE AGb	91,576	1,212,831
Salzgitter AG	8,532	326,684
SAP SE	183,088	16,745,166
SGL Carbon SEa,b	16,353	142,177
Siemens AG Registered	141,840	17,819,558
Software AG	12,695	457,339
STADA Arzneimittel AG	14,925	766,068
Stroeer SE & Co. KGaA[a]	6,701	329,501
Suedzucker AG	16,152	426,437
Symrise AG	23,773	1,429,731
TAG Immobilien AG	41,239	556,642

Security	Shares	Value
Telefonica Deutschland Holding AG	124,523	$519,448
ThyssenKrupp AG	69,989	1,766,127
Uniper SEb	52,233	742,012
United Internet AG Registered[d]	23,686	990,494
Volkswagen AG	6,454	1,029,835
Vonovia SE	89,416	2,925,047
Vossloh AGa,b	5,069	326,657
Wacker Chemie AGa	3,122	376,532
Wirecard AGa	23,541	1,140,001
Zalando SEa,b,c	18,383	725,227

		230,220,462
GREECE — 0.08%
Alpha Bank AEb	272,695	483,311
Eurobank Ergasias SAb	364,095	221,134
FF Group[b]	6,864	131,446
Hellenic Telecommunications Organization SA	49,502	450,978
JUMBO SA	23,368	328,299
Motor Oil Hellas Corinth Refineries SA	16,099	231,396
Mytilineos Holdings SAb	27,234	189,541
National Bank of Greece SAb	1,038,545	248,041
OPAP SA	46,759	414,366
Piraeus Bank SAb	1,320,611	252,612
Titan Cement Co. SA	9,364	210,590

		3,161,714
HONG KONG — 2.29%
AIA Group Ltd.	2,279,400	14,188,691
ASM Pacific Technology Ltd.	57,600	701,502
Bank of East Asia Ltd. (The)[a]	236,200	1,012,153
BEP International Holdings Ltd.	3,050,000	176,883
BOC Hong Kong Holdings Ltd.[a]	737,000	2,963,444
Brightoil Petroleum Holdings Ltd.[a,b]	699,000	216,204
Cafe de Coral Holdings Ltd.	110,000	365,752
Cathay Pacific Airways Ltd.[a]	485,000	658,805
Champion REIT	513,000	277,678
Cheung Kong Infrastructure Holdings Ltd.	125,000	1,007,655
Cheung Kong Property Holdings Ltd.	508,388	3,367,697
China LNG Group Ltd.[a,b]	11,605,000	249,768
China Strategic Holdings Ltd.[a,b]	7,795,000	162,744
Chow Sang Sang Holdings International Ltd.[a]	111,000	212,005

SCHEDULES OF INVESTMENTS	81

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
CK Hutchison Holdings Ltd.	491,388	$5,918,048
CLP Holdings Ltd.	317,000	3,098,771
Dah Sing Banking Group Ltd.	146,800	287,571
Dah Sing Financial Holdings Ltd.[a]	42,000	325,311
Digital Domain Holdings Ltd.[a,b]	1,940,000	111,259
Esprit Holdings Ltd.[a,b]	395,550	309,432
First Pacific Co. Ltd./Hong Kong	415,000	315,555
Freeman FinTech Corp. Ltd.[b]	2,540,000	155,490
Galaxy Entertainment Group Ltd.[a]	459,000	2,197,587
Giordano International Ltd.	746,000	404,758
Great Eagle Holdings Ltd.	71,000	323,461
Guotai Junan International Holdings Ltd.	629,000	207,523
Haitong International Securities Group Ltd.[a]	453,000	255,126
Hang Lung Group Ltd.	174,000	669,373
Hang Lung Properties Ltd.	431,000	1,066,481
Hang Seng Bank Ltd.	146,300	2,996,007
Henderson Land Development Co. Ltd.	195,948	1,087,148
HK Electric Investments & HK Electric Investments Ltd.[c]	587,500	490,634
HKT Trust & HKT Ltd.	545,600	763,623
Hong Kong & China Gas Co. Ltd.[a]	1,506,716	2,846,689
Hong Kong Exchanges & Clearing Ltd.[a]	212,900	5,177,525
Hongkong Land Holdings Ltd.	240,600	1,624,050
Hopewell Holdings Ltd.	117,500	420,976
Hybrid Kinetic Group Ltd.[b]	8,660,000	209,822
Hysan Development Co. Ltd.	128,000	585,616
Jardine Matheson Holdings Ltd.	47,200	2,913,184
Johnson Electric Holdings Ltd.	76,250	203,416
Kerry Logistics Network Ltd.	152,000	196,676
Kerry Properties Ltd.	135,500	385,055
Kowloon Development Co. Ltd.	118,000	111,319
Li & Fung Ltd.[a]	1,156,000	503,558
Link REIT	433,000	2,965,964
Luk Fook Holdings International Ltd.	103,000	303,318
Melco Crown Entertainment Ltd. ADR	38,918	655,379
MGM China Holdings Ltd.	208,000	405,848
MTR Corp. Ltd.	279,500	1,426,434

Security	Shares	Value
New World Development Co. Ltd.	1,038,666	$1,204,739
NewOcean Energy Holdings Ltd.	884,000	240,386
NWS Holdings Ltd.	320,000	576,543
Orient Overseas International Ltd.[a]	47,500	246,396
PCCW Ltd.	956,000	581,533
Power Assets Holdings Ltd.	259,500	2,493,215
Sa Sa International Holdings Ltd.[a]	462,000	184,577
Sands China Ltd.	464,000	2,063,059
Shangri-La Asia Ltd.	248,000	276,467
Shun Tak Holdings Ltd.[a,b]	636,000	220,488
Sino Land Co. Ltd.	576,000	957,606
SJM Holdings Ltd.	430,000	343,586
SmarTone Telecommunications Holdings Ltd.	148,500	204,779
Sun Hung Kai Properties Ltd.	272,000	3,764,851
Swire Pacific Ltd. Class A	82,000	836,449
Swire Properties Ltd.	234,600	662,135
Techtronic Industries Co. Ltd.	266,000	922,165
Television Broadcasts Ltd.	3,700	14,210
Texwinca Holdings Ltd.[a]	264,000	169,437
Town Health International Medical Group Ltd.[a]	1,902,000	306,405
Value Partners Group Ltd.[a]	315,000	272,400
VTech Holdings Ltd.	43,800	544,724
WH Group Ltd.[c]	1,561,500	1,191,347
Wharf Holdings Ltd. (The)[a]	265,000	1,999,620
Wheelock & Co. Ltd.	174,000	1,061,803
Wynn Macau Ltd.[a]	329,600	605,733
Xinyi Glass Holdings Ltd.	418,000	377,632
Yue Yuen Industrial Holdings Ltd.	147,000	538,035

		90,339,288
HUNGARY — 0.07%
Magyar Telekom Telecommunications PLC	104,135	186,077
MOL Hungarian Oil & Gas PLC	7,376	520,266
OTP Bank PLC	45,639	1,402,911
Richter Gedeon Nyrt	25,780	555,215

		2,664,469
INDIA — 1.99%
Adani Ports & Special Economic Zone Ltd.	168,803	729,875
Adani Power Ltd.[b]	375,622	200,697
Adani Transmissions Ltd.[b]	150,629	140,427

82	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
AIA Engineering Ltd.	12,994	$259,392
Ambuja Cements Ltd.	162,461	548,481
Apollo Hospitals Enterprise Ltd.	12,999	235,676
Ashok Leyland Ltd.	337,538	451,493
Asian Paints Ltd.	66,162	946,620
Astral Polytechnik Ltd.	33,585	190,758
Aurobindo Pharma Ltd.	62,547	628,558
Axis Bank Ltd.	314,098	2,157,413
Bajaj Auto Ltd.	20,246	845,545
Bajaj Finance Ltd.	39,835	608,813
Bajaj Finserv Ltd.	11,619	555,878
Balkrishna Industries Ltd.	23,087	381,738
Bharat Forge Ltd.	24,756	340,060
Bharat Heavy Electricals Ltd.	127,186	256,922
Bharat Petroleum Corp. Ltd.	108,156	1,086,661
Bharti Airtel Ltd.	205,327	1,053,797
Bharti Infratel Ltd.	132,556	574,028
Bosch Ltd.	1,842	600,853
Cairn India Ltd.	91,377	372,404
Cipla Ltd.	82,014	695,508
Coal India Ltd.	148,604	677,255
Container Corp. of India Ltd.	9,495	165,905
Cyient Ltd.	37,508	254,835
Dabur India Ltd.	130,376	530,382
DCB Bank Ltd.[b]	147,758	257,861
Divi’s Laboratories Ltd.	22,022	227,247
Dr. Reddy’s Laboratories Ltd.	23,032	1,024,821
Eicher Motors Ltd.	2,948	1,000,632
FDC Ltd./India	65,460	205,802
Federal Bank Ltd.	402,917	451,645
Finolex Cables Ltd.	38,831	251,948
GAIL (India) Ltd.	75,096	518,184
Gateway Distriparks Ltd.	58,128	205,883
Gillette India Ltd.	2,731	169,777
Glenmark Pharmaceuticals Ltd.	34,564	455,377
Godrej Consumer Products Ltd.	27,227	634,213
Havells India Ltd.	71,625	443,453
HCL Technologies Ltd.	114,042	1,363,478
Hero Motocorp Ltd.	12,439	581,633
Hindalco Industries Ltd.	251,995	705,527
Hindustan Petroleum Corp. Ltd.	91,734	704,923
Hindustan Unilever Ltd.	127,151	1,603,139
Housing Development Finance Corp. Ltd.	287,687	5,791,691
ICICI Bank Ltd.	222,157	880,671

Security	Shares	Value
Idea Cellular Ltd.	266,109	$431,846
IDFC Bank Ltd.	313,272	276,817
Indiabulls Housing Finance Ltd.	64,140	709,657
Info Edge India Ltd.	23,959	290,990
Infosys Ltd.	347,357	4,754,303
ITC Ltd.	649,849	2,472,194
Jammu & Kashmir Bank Ltd. (The)	161,739	151,023
JSW Steel Ltd.	296,598	866,252
Jubilant Foodworks Ltd.	17,925	231,483
Karur Vysya Bank Ltd. (The)	186,810	229,916
Larsen & Toubro Ltd.	62,651	1,335,530
LIC Housing Finance Ltd.	79,619	649,615
Lupin Ltd.	44,567	966,095
Mahindra & Mahindra Financial Services Ltd.	79,988	314,906
Mahindra & Mahindra Ltd.	74,738	1,366,093
Marico Ltd.	122,879	465,924
Maruti Suzuki India Ltd.	22,818	1,982,386
MindTree Ltd.	31,920	211,953
Motherson Sumi Systems Ltd.	98,745	482,991
NCC Ltd./India	164,735	201,654
Nestle India Ltd.	5,770	497,681
NTPC Ltd.	349,197	887,082
Oil & Natural Gas Corp. Ltd.	251,928	752,126
Page Industries Ltd.	1,795	383,484
Piramal Enterprises Ltd.	19,209	477,840
Power Finance Corp. Ltd.	158,073	303,238
Reliance Communications Ltd.[b]	451,542	227,618
Reliance Industries Ltd.	242,138	3,730,306
Reliance Infrastructure Ltd.	27,721	210,303
Sadbhav Engineering Ltd.	47,232	193,049
Shree Cement Ltd.	2,481	565,209
Shriram Transport Finance Co. Ltd.	34,791	489,597
Siemens Ltd.	20,753	350,732
SRF Ltd.	8,762	221,526
State Bank of Bikaner & Jaipur	19,880	203,899
State Bank of India	309,100	1,186,148
Strides Shasun Ltd.	14,846	239,840
Sun Pharmaceuticals Industries Ltd.	194,603	1,811,361
Symphony Ltd.	9,222	180,471
Tata Consultancy Services Ltd.	90,334	2,968,926
Tata Global Beverages Ltd.	151,003	286,782

SCHEDULES OF INVESTMENTS	83

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
Tata Motors Ltd.	313,077	$2,415,970
Tata Motors Ltd. Class A	60,133	295,103
Tata Power Co. Ltd.	327,509	385,220
Tata Steel Ltd.	67,482	460,573
Tech Mahindra Ltd.	53,931	359,461
Titan Co. Ltd.	97,321	519,347
Ultratech Cement Ltd.	20,608	1,122,194
United Spirits Ltd.[b]	14,717	472,562
UPL Ltd.	77,193	824,609
Vedanta Ltd.	225,295	840,477
Wipro Ltd.	128,873	869,981
Yes Bank Ltd.	65,527	1,348,304
Zee Entertainment Enterprises Ltd.	138,111	995,755

		78,436,281
INDONESIA — 0.57%
Adaro Energy Tbk PT	3,253,100	412,957
Astra International Tbk PT	3,923,100	2,335,791
Bank Central Asia Tbk PT	2,423,200	2,776,631
Bank Danamon Indonesia Tbk PT	706,500	220,112
Bank Mandiri Persero Tbk PT	1,868,600	1,525,388
Bank Negara Indonesia Persero Tbk PT	1,625,600	693,946
Bank Rakyat Indonesia Persero Tbk PT	2,193,300	1,925,965
Bank Tabungan Negara Persero Tbk PT	2,176,693	310,549
Bumi Serpong Damai Tbk PT	2,508,800	343,838
Charoen Pokphand Indonesia Tbk PT	1,599,800	371,420
Ciputra Development Tbk PT	2,851,396	281,883
Gudang Garam Tbk PT	106,400	492,058
Hanjaya Mandala Sampoerna Tbk PT	1,936,600	558,390
Indocement Tunggal Prakarsa Tbk PT	323,200	363,683
Indofood CBP Sukses Makmur Tbk PT	607,400	382,113
Indofood Sukses Makmur Tbk PT	944,200	560,403
Japfa Comfeed Indonesia Tbk PT	1,381,400	181,566
Jasa Marga Persero Tbk PT	762,638	241,028
Kalbe Farma Tbk PT	4,940,800	536,541
Lippo Karawaci Tbk PT	4,756,600	261,831
Matahari Department Store Tbk PT	658,100	728,210

Security	Shares	Value
Media Nusantara Citra Tbk PT	1,350,000	$171,372
Mitra Adiperkasa Tbk PTb	444,300	183,842
Perusahaan Gas Negara Persero Tbk PT	2,341,600	505,060
Semen Indonesia Persero Tbk PT	606,900	410,206
Summarecon Agung Tbk PT	2,524,900	247,715
Surya Citra Media Tbk PT	1,385,100	292,528
Telekomunikasi Indonesia Persero Tbk PT	9,996,800	2,897,406
Tower Bersama Infrastructure Tbk PT	609,500	225,952
Unilever Indonesia Tbk PT	324,600	1,001,574
United Tractors Tbk PT	384,600	629,358
XL Axiata Tbk PTb	998,600	217,632

		22,286,948
IRELAND — 0.36%
Bank of Ireland[b]	5,180,280	1,388,386
C&C Group PLC	66,819	285,451
CRH PLC	153,913	5,363,434
Glanbia PLC	37,904	641,069
Hibernia REIT PLC	186,601	245,420
Irish Continental Group PLC	63,371	323,249
Kerry Group PLC Class A	29,696	2,089,220
Kingspan Group PLC	29,391	856,327
Origin Enterprises PLC	42,534	291,979
Paddy Power Betfair PLC	14,711	1,538,944
Smurfit Kappa Group PLC	41,354	1,090,467

		14,113,946
ISRAEL — 0.54%
Azrieli Group Ltd.	11,878	542,346
Bank Hapoalim BM	223,908	1,352,245
Bank Leumi le-Israel BMb	298,477	1,233,684
Bezeq The Israeli Telecommunication Corp. Ltd.	461,705	806,482
Caesarstone Ltd.[b]	6,865	208,353
Check Point Software Technologies Ltd.[a,b]	25,100	2,479,127
CyberArk Software Ltd.[b]	5,761	305,679
Delek Group Ltd.	1,098	236,914
Elbit Systems Ltd.	5,798	637,980
Frutarom Industries Ltd.	9,129	482,017
Gazit-Globe Ltd.	28,327	264,922
Israel Chemicals Ltd.	104,602	480,386
Israel Corp. Ltd. (The)[b]	1,107	208,058

84	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
Israel Discount Bank Ltd. Class Ab	252,141	$524,094
Kenon Holdings Ltd./Singapore[a,b]	14,716	188,452
Mizrahi Tefahot Bank Ltd.	41,020	631,253
Mobileye NVa,b	34,735	1,492,216
Nice Ltd.	13,629	953,342
Oil Refineries Ltd.	700,441	246,558
Paz Oil Co. Ltd.	2,806	434,718
Strauss Group Ltd.	19,154	308,233
Taro Pharmaceutical Industries Ltd.[a,b]	4,733	494,551
Teva Pharmaceutical Industries Ltd. ADR	174,142	5,821,567
Tower Semiconductor Ltd.[b]	20,494	438,235
Wix.com Ltd.[a,b]	7,374	387,504

		21,158,916
ITALY — 1.51%
A2A SpA	368,038	490,810
Anima Holding SpA[c]	67,626	402,690
Ansaldo STS SpA	31,181	394,259
Assicurazioni Generali SpA	220,717	3,515,916
Atlantia SpA	75,837	1,725,196
Autogrill SpA	39,767	349,397
Azimut Holding SpA	23,296	417,921
Banca Generali SpA	13,981	356,428
Banca Mediolanum SpA	52,022	398,039
Banca Monte dei Paschi di Siena SpA[a,b]	5,870	91,689
Banca Popolare di Sondrio SCPA	131,036	464,200
Banco BPM SpA	25,992	73,876
Beni Stabili SpA SIIQ	404,822	227,933
BPER Banca	97,250	550,714
Brembo SpA	7,222	462,826
Buzzi Unicem SpA	19,378	477,473
Cerved Information Solutions SpA	53,503	436,835
CIR-Compagnie Industriali Riunite SpA	151,590	175,291
CNH Industrial NV	196,434	1,740,747
Credito Emiliano SpA	23,852	154,661
Danieli & C Officine Meccaniche SpA	8,567	183,964
Davide Campari-Milano SpA	57,231	573,964
De’ Longhi SpA	13,305	331,717
DiaSorin SpA	4,818	287,676

Security	Shares	Value
Ei Towers SpA[b]	6,279	$347,768
Enel SpA	1,403,247	5,859,715
Eni SpA	477,116	7,326,951
ERG SpA	18,525	205,605
EXOR NV	23,768	1,082,925
Ferrari NV	24,618	1,535,090
Fiat Chrysler Automobiles NVa,b	177,847	1,941,213
FinecoBank Banca Fineco SpA	89,182	529,121
Hera SpA	203,758	475,194
Interpump Group SpA	17,716	332,943
Intesa Sanpaolo SpA	2,458,118	5,764,580
Italgas SpA[b]	143,938	547,549
Leonardo SpA[b]	31,881	410,689
Luxottica Group SpA	32,959	1,769,898
Mediaset SpA[a]	160,205	684,916
Mediobanca SpA	111,241	956,336
Moncler SpA	28,900	555,934
Piaggio & C SpA[a]	113,443	188,310
Poste Italiane SpA[c]	108,972	684,810
Prysmian SpA	36,908	959,669
Recordati SpA	23,443	666,560
Saipem SpA[b]	1,237,127	631,715
Salvatore Ferragamo SpA[a]	10,984	290,232
Snam SpA	461,808	1,756,748
Societa Cattolica di Assicurazioni Scrl	43,740	273,456
Societa Iniziative Autostradali e Servizi SpA	21,729	176,941
Telecom Italia SpA/Milano[a,b]	1,956,669	1,681,085
Tenaris SA	92,322	1,613,320
Terna Rete Elettrica Nazionale SpA	298,124	1,307,417
Tod’s SpA	3,853	277,943
UniCredit SpA	99,936	2,717,302
Unione di Banche Italiane SpA[a]	176,075	611,193
Unipol Gruppo Finanziario SpA	99,639	367,835
UnipolSai SpA	232,602	484,144
Yoox Net-A-Porter Group SpA[a,b]	14,290	357,201

		59,656,530
JAPAN — 17.66%
77 Bank Ltd. (The)	76,000	354,430
ABC-Mart Inc.	8,300	483,660
Acom Co. Ltd.[a,b]	80,600	348,676
Activia Properties Inc.	111	544,277
Adastria Co. Ltd.	7,100	191,099

SCHEDULES OF INVESTMENTS	85

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
ADEKA Corp.	23,700	$346,526
Advance Residence Investment Corp.	258	682,729
Advantest Corp.	35,900	673,195
Aeon Co. Ltd.	121,500	1,760,306
Aeon Delight Co. Ltd.	8,500	245,014
AEON Financial Service Co. Ltd.	24,100	432,869
Aeon Mall Co. Ltd.	25,100	365,435
Aica Kogyo Co. Ltd.	16,500	431,939
Aichi Bank Ltd. (The)	4,700	272,627
Aiful Corp.[a,b]	76,000	230,211
Ain Holdings Inc.	5,300	389,820
Air Water Inc.	28,600	531,479
Aisin Seiki Co. Ltd.	36,100	1,657,890
Ajinomoto Co. Inc.	104,800	2,074,588
Alfresa Holdings Corp.	34,200	563,544
Alps Electric Co. Ltd.	37,000	990,939
Amada Holdings Co. Ltd.	68,000	802,771
Amano Corp.	22,400	430,390
ANA Holdings Inc.	240,000	715,256
Anritsu Corp.	42,300	293,085
Aoyama Trading Co. Ltd.	13,800	487,888
Aozora Bank Ltd.	194,000	709,998
Arcs Co. Ltd.	12,100	273,439
Ariake Japan Co. Ltd.	5,600	297,473
Asahi Diamond Industrial Co. Ltd.	41,500	311,872
Asahi Glass Co. Ltd.	186,000	1,387,875
Asahi Group Holdings Ltd.	71,800	2,532,054
Asahi Intecc Co. Ltd.	9,900	404,530
Asahi Kasei Corp.	239,000	2,239,796
Asatsu-DK Inc.	10,700	284,288
ASICS Corp.	30,800	602,183
Astellas Pharma Inc.	405,600	5,453,037
Avex Group Holdings Inc.	21,500	324,481
Awa Bank Ltd. (The)	53,000	331,912
Azbil Corp.	13,100	396,229
Bandai Namco Holdings Inc.	38,700	1,069,127
Bank of Kyoto Ltd. (The)	56,000	440,240
Bank of Nagoya Ltd. (The)[a]	7,200	261,266
Benesse Holdings Inc.	13,700	399,773
BIC Camera Inc.	22,700	212,734
Bridgestone Corp.	121,900	4,486,180
Brother Industries Ltd.	46,700	866,175
Calbee Inc.	17,200	561,492
Calsonic Kansei Corp.	32,000	511,375

Security	Shares	Value
Canon Electronics Inc.	26,300	$404,400
Canon Inc.	193,600	5,752,538
Canon Marketing Japan Inc.	10,500	201,093
Capcom Co. Ltd.	10,900	231,604
Casio Computer Co. Ltd.	44,500	618,237
Central Glass Co. Ltd.	51,000	245,543
Central Japan Railway Co.	26,600	4,316,962
Chiba Bank Ltd. (The)	138,000	908,354
Chiyoda Co. Ltd.	8,800	208,792
Chiyoda Corp.	38,000	256,878
Chubu Electric Power Co. Inc.	124,500	1,662,212
Chugai Pharmaceutical Co. Ltd.	44,300	1,298,601
Chugoku Bank Ltd. (The)	34,600	511,431
Chugoku Electric Power Co. Inc. (The)	60,200	679,138
Ci:z Holdings Co. Ltd.	8,700	251,552
Citizen Watch Co. Ltd.	71,000	444,006
Coca-Cola East Japan Co. Ltd.	15,000	327,648
Coca-Cola West Co. Ltd.	14,900	433,467
Cocokara fine Inc.	5,900	245,801
COLOPL Inc.[a]	15,400	133,651
Colowide Co. Ltd.[a]	22,300	375,183
COMSYS Holdings Corp.	23,100	425,988
Concordia Financial Group Ltd.	230,700	1,225,892
COOKPAD Inc.[a,b]	13,000	116,287
Cosmo Energy Holdings Co. Ltd.	15,400	267,439
Cosmos Pharmaceutical Corp.[a]	2,100	388,568
Credit Saison Co. Ltd.	25,800	472,570
CyberAgent Inc.	21,500	534,564
CYBERDYNE Inc.[a,b]	22,100	312,335
Dai Nippon Printing Co. Ltd.	91,000	928,794
Dai-ichi Life Holdings Inc.	207,600	3,802,542
Daicel Corp.	57,000	633,924
Daido Steel Co. Ltd.	57,000	259,747
Daifuku Co. Ltd.	24,200	536,990
Daiichi Sankyo Co. Ltd.	113,100	2,536,273
Daiichikosho Co. Ltd.	8,600	342,625
Daikin Industries Ltd.	44,300	4,417,211
Daikyo Inc.	99,000	204,024
Daio Paper Corp.[a]	17,500	197,113
Daiseki Co. Ltd.	16,500	330,366
Daishi Bank Ltd. (The)	66,000	292,552
Daito Trust Construction Co. Ltd.	13,800	1,935,616
Daiwa House Industry Co. Ltd.	108,200	2,944,924
Daiwa House REIT Investment Corp.	264	666,947

86	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
Daiwa Office Investment Corp.	66	$348,248
Daiwa Securities Group Inc.	320,000	2,056,584
DCM Holdings Co. Ltd.	26,400	237,559
DeNA Co. Ltd.	20,700	465,026
Denka Co. Ltd.	90,000	444,504
Denso Corp.	90,200	3,926,895
Dentsu Inc.	43,800	2,030,966
DIC Corp.	16,300	508,221
Disco Corp.	6,200	795,274
DMG Mori Co. Ltd.	25,300	347,896
Don Quijote Holdings Co. Ltd.	23,500	854,830
Doutor Nichires Holdings Co. Ltd.	13,800	263,558
Dowa Holdings Co. Ltd.	52,000	443,900
Duskin Co. Ltd.	16,700	365,820
DyDo Group Holdings Inc.	8,000	423,540
Earth Chemical Co. Ltd.	10,000	429,047
East Japan Railway Co.	60,500	5,497,801
Ebara Corp.	17,400	539,427
Eisai Co. Ltd.	48,000	2,649,967
Electric Power Development Co. Ltd.	29,700	692,011
Exedy Corp.	12,700	345,210
Ezaki Glico Co. Ltd.	9,000	412,525
FamilyMart UNY Holdings Co. Ltd.	16,400	1,043,074
Fancl Corp.	11,300	156,388
FANUC Corp.	36,800	7,245,587
Fast Retailing Co. Ltd.	10,100	3,192,165
FCC Co. Ltd.	11,800	214,669
Frontier Real Estate Investment Corp.	92	420,058
Fuji Co. Ltd./Ehime	10,200	212,925
Fuji Electric Co. Ltd.	116,000	689,354
Fuji Heavy Industries Ltd.	116,200	4,686,191
Fuji Machine Manufacturing Co. Ltd.	21,600	272,266
Fuji Seal International Inc.	14,800	315,523
Fuji Soft Inc.	10,200	251,432
FUJIFILM Holdings Corp.	81,000	3,147,901
Fujikura Ltd.	59,200	376,524
Fujitsu Ltd.	357,000	2,088,565
Fukuoka Financial Group Inc.	151,000	670,664
Furukawa Electric Co. Ltd.	14,300	487,146
Fuyo General Lease Co. Ltd.	5,100	254,604
Global One Real Estate Investment Corp.	74	280,684

Security	Shares	Value
Glory Ltd.	12,100	$379,418
GLP J-REIT	517	595,646
GMO Internet Inc.	17,000	247,506
GMO Payment Gateway Inc.[a]	4,700	234,635
Gree Inc.	27,000	145,823
GS Yuasa Corp.	77,000	320,107
GungHo Online Entertainment Inc.[a,b]	97,500	212,192
Gunma Bank Ltd. (The)	71,100	390,316
Gunze Ltd.	97,000	335,181
Hachijuni Bank Ltd. (The)	79,300	469,848
Hakuhodo DY Holdings Inc.	52,400	647,000
Hamamatsu Photonics KK	26,900	780,178
Hankyu Hanshin Holdings Inc.	42,800	1,456,131
Hanwa Co. Ltd.	53,000	362,985
Haseko Corp.	55,200	610,963
Hazama Ando Corp.	47,800	334,589
Heiwa Corp.	13,000	314,564
Heiwa Real Estate Co. Ltd.	18,600	259,731
Heiwa Real Estate REIT Inc.	373	286,936
Hikari Tsushin Inc.	5,300	486,334
Hino Motors Ltd.	50,000	530,757
Hirose Electric Co. Ltd.	6,200	810,695
Hiroshima Bank Ltd. (The)	113,000	530,997
HIS Co. Ltd.[a]	9,900	264,704
Hisamitsu Pharmaceutical Co. Inc.	13,000	676,704
Hitachi Capital Corp.	12,700	327,724
Hitachi Chemical Co. Ltd.	21,500	613,058
Hitachi Construction Machinery Co. Ltd.	23,000	531,814
Hitachi High-Technologies Corp.	14,800	636,962
Hitachi Ltd.	918,000	5,280,895
Hitachi Metals Ltd.	39,400	548,083
Hitachi Zosen Corp.	56,300	297,066
Hogy Medical Co. Ltd.	6,100	373,884
Hokkaido Electric Power Co. Inc.	54,000	392,378
Hokkoku Bank Ltd. (The)	85,000	325,427
Hokuetsu Kishu Paper Co. Ltd.	37,500	228,181
Hokuhoku Financial Group Inc.	25,900	446,334
Hokuriku Electric Power Co.	33,900	342,388
Hokuto Corp.	21,200	384,736
Honda Motor Co. Ltd.	303,800	9,140,312
HORIBA Ltd.	9,600	506,542
Hoshizaki Corp.	10,100	826,302

SCHEDULES OF INVESTMENTS	87

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
House Foods Group Inc.	12,700	$273,348
Hoya Corp.	75,800	3,314,125
Hulic Co. Ltd.	57,200	559,932
Hyakugo Bank Ltd. (The)	65,000	268,488
Hyakujushi Bank Ltd. (The)	80,000	267,200
Ibiden Co. Ltd.	21,000	300,333
IBJ Leasing Co. Ltd.	14,600	320,986
Idemitsu Kosan Co. Ltd.	18,500	574,350
IHI Corp.[b]	293,000	793,826
Iida Group Holdings Co. Ltd.	27,600	518,534
Inaba Denki Sangyo Co. Ltd.	8,500	302,398
Industrial & Infrastructure Fund Investment Corp.[a]	76	355,781
INPEX Corp.	178,600	1,761,806
Internet Initiative Japan Inc.	13,200	213,053
Invincible Investment Corp.	601	285,085
Isetan Mitsukoshi Holdings Ltd.	64,600	759,764
Isuzu Motors Ltd.	115,100	1,556,138
Ito EN Ltd.	12,800	426,382
ITOCHU Corp.	277,500	3,835,576
Itochu Techno-Solutions Corp.	10,900	293,862
Itoham Yonekyu Holdings Inc.[b]	32,800	291,070
Iwatani Corp.	56,000	313,391
Iyo Bank Ltd. (The)	49,600	334,412
Izumi Co. Ltd.	9,200	391,455
J Front Retailing Co. Ltd.	48,800	707,887
Jaccs Co. Ltd.	40,000	181,568
Jafco Co. Ltd.	9,100	308,790
Japan Airlines Co. Ltd.	24,600	787,113
Japan Airport Terminal Co. Ltd.	8,900	320,187
Japan Aviation Electronics Industry Ltd.[a]	16,000	196,420
Japan Excellent Inc.	280	350,948
Japan Exchange Group Inc.	100,100	1,498,277
Japan Hotel REIT Investment Corp.	697	490,980
Japan Logistics Fund Inc.	189	399,909
Japan Post Bank Co. Ltd.	65,500	800,022
Japan Post Holdings Co. Ltd.	79,100	997,753
Japan Prime Realty Investment Corp.	156	627,742
Japan Real Estate Investment Corp.	243	1,385,796
Japan Rental Housing Investments Inc.	557	408,689

Security	Shares	Value
Japan Retail Fund Investment Corp.	458	$982,925
Japan Securities Finance Co. Ltd.	75,300	406,015
Japan Steel Works Ltd. (The)	13,700	258,484
Japan Tobacco Inc.	203,500	6,579,969
JFE Holdings Inc.	97,800	1,721,871
JGC Corp.	40,400	704,465
JSR Corp.	36,700	632,449
JTEKT Corp.	46,600	769,940
Juroku Bank Ltd. (The)	84,000	292,498
JVC Kenwood Corp.	90,400	245,724
JX Holdings Inc.	378,300	1,789,763
K’s Holdings Corp.	17,400	314,846
Kadokawa Dwango[b]	17,018	263,792
Kagome Co. Ltd.	20,000	516,278
Kajima Corp.	169,000	1,181,461
Kakaku.com Inc.	30,200	548,335
Kaken Pharmaceutical Co. Ltd.	6,500	330,269
Kamigumi Co. Ltd.	46,000	448,661
Kanamoto Co. Ltd.	7,700	201,435
Kaneka Corp.	52,000	449,905
Kanematsu Corp.	190,000	335,865
Kansai Electric Power Co. Inc. (The)[b]	139,300	1,490,445
Kansai Paint Co. Ltd.	40,800	795,161
Kao Corp.	93,800	4,651,880
Kawasaki Heavy Industries Ltd.	279,000	879,813
Kawasaki Kisen Kaisha Ltd.[a]	176,000	429,936
KDDI Corp.	343,400	9,242,745
Keihan Holdings Co. Ltd.	95,000	635,443
Keihin Corp.	19,400	344,487
Keikyu Corp.	95,000	1,118,143
Keio Corp.	110,000	906,773
Keisei Electric Railway Co. Ltd.	26,200	621,399
Keiyo Bank Ltd. (The)	60,000	277,149
Kenedix Inc.	71,500	268,661
Kenedix Office Investment Corp.	86	508,781
Kewpie Corp.	20,800	520,670
Keyence Corp.	18,700	7,287,311
Kikkoman Corp.	28,000	884,211
Kinden Corp.	28,700	365,586
Kintetsu Group Holdings Co. Ltd.	339,000	1,306,915
Kirin Holdings Co. Ltd.	156,100	2,562,494
Kisoji Co. Ltd.	21,500	449,576

88	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
Kissei Pharmaceutical Co. Ltd.	11,400	$279,190
Kiyo Bank Ltd. (The)	21,700	346,776
Kobayashi Pharmaceutical Co. Ltd.	9,600	428,941
Kobe Steel Ltd.[b]	56,900	556,490
Koito Manufacturing Co. Ltd.	22,300	1,184,579
Kokuyo Co. Ltd.	24,200	299,665
Komatsu Ltd.	174,900	4,185,482
Komeri Co. Ltd.	10,500	248,195
Konami Holdings Corp.	20,400	819,081
Konica Minolta Inc.	91,000	947,386
Kose Corp.	5,800	494,604
Kubota Corp.	199,700	3,193,071
Kuraray Co. Ltd.	66,500	1,058,565
Kureha Corp.	7,500	319,454
Kurita Water Industries Ltd.	18,200	433,276
KYB Corp.	67,000	327,932
Kyocera Corp.	59,600	3,115,136
KYORIN Holdings Inc.	16,100	352,677
Kyowa Exeo Corp.	21,300	316,165
Kyowa Hakko Kirin Co. Ltd.	50,600	683,656
Kyudenko Corp.	9,100	247,759
Kyushu Electric Power Co. Inc.	86,600	967,735
Kyushu Financial Group Inc.	66,300	459,374
Lawson Inc.[a]	13,200	966,183
Leopalace21 Corp.	57,000	328,101
LINE Corp.[a,b]	9,300	299,467
Lintec Corp.	11,800	264,668
Lion Corp.	48,000	836,136
LIXIL Group Corp.	49,800	1,167,861
M3 Inc.	41,100	1,106,223
Mabuchi Motor Co. Ltd.	10,800	557,388
Makino Milling Machine Co. Ltd.	42,000	370,100
Makita Corp.	20,800	1,450,411
Mandom Corp.	8,600	406,413
Marubeni Corp.	301,400	1,840,930
Maruha Nichiro Corp.	12,300	340,893
Marui Group Co. Ltd.	41,100	589,985
Maruichi Steel Tube Ltd.	11,600	390,531
Matsui Securities Co. Ltd.	46,500	400,253
Matsumotokiyoshi Holdings Co. Ltd.	8,300	413,618
Mazda Motor Corp.	108,300	1,604,658
MCUBS MidCity Investment Corp.	80	255,119

Security	Shares	Value
Mebuki Financial Group Inc.	177,150	$684,524
Medipal Holdings Corp.	30,900	502,031
Megachips Corp.	10,200	249,167
MEGMILK SNOW BRAND Co. Ltd.	11,100	292,056
Meidensha Corp.	72,000	246,236
MEIJI Holdings Co. Ltd.	21,600	1,676,962
Meitec Corp.	9,200	346,915
Minebea Mitsumi Inc.	90,072	900,120
Miraca Holdings Inc.	11,000	504,197
Mirait Holdings Corp.	22,200	203,118
Misawa Homes Co. Ltd.	35,800	339,953
MISUMI Group Inc.	52,900	991,508
Mitsubishi Chemical Holdings Corp.	256,100	1,796,510
Mitsubishi Corp.	285,800	6,472,548
Mitsubishi Electric Corp.	366,000	5,596,882
Mitsubishi Estate Co. Ltd.	236,000	4,533,422
Mitsubishi Gas Chemical Co. Inc.	40,200	774,540
Mitsubishi Heavy Industries Ltd.	606,000	2,739,448
Mitsubishi Logistics Corp.	23,000	328,119
Mitsubishi Materials Corp.	19,900	681,452
Mitsubishi Motors Corp.	128,700	700,805
Mitsubishi Tanabe Pharma Corp.	48,700	977,244
Mitsubishi UFJ Financial Group Inc.	2,390,400	15,519,817
Mitsubishi UFJ Lease & Finance Co. Ltd.	96,010	514,271
Mitsui & Co. Ltd.	315,400	4,640,996
Mitsui Chemicals Inc.	172,000	812,827
Mitsui Engineering & Shipbuilding Co. Ltd.	156,000	253,591
Mitsui Fudosan Co. Ltd.	169,000	3,927,946
Mitsui Mining & Smelting Co. Ltd.	127,000	357,619
Mitsui OSK Lines Ltd.	229,000	732,312
Miura Co. Ltd.	19,100	304,039
Mixi Inc.	8,400	365,250
Mizuho Financial Group Inc.	4,470,900	8,352,034
MonotaRO Co. Ltd.[a]	14,900	392,304
Mori Hills REIT Investment Corp.	300	409,061
MORI TRUST Sogo REIT Inc.	202	325,138
Morinaga & Co. Ltd./Japan	9,200	398,810
Morinaga Milk Industry Co. Ltd.	49,000	338,201
MOS Food Services Inc.	12,900	381,586
MS&AD Insurance Group Holdings Inc.	97,400	3,283,438

SCHEDULES OF INVESTMENTS	89

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
Murata Manufacturing Co. Ltd.	36,100	$4,891,899
Musashi Seimitsu Industry Co. Ltd.	10,700	295,598
Musashino Bank Ltd. (The)	10,100	300,555
Nabtesco Corp.	23,600	617,803
Nachi-Fujikoshi Corp.	56,000	275,585
Nagase & Co. Ltd.	36,800	506,358
Nagoya Railroad Co. Ltd.	169,000	834,679
Nankai Electric Railway Co. Ltd.	107,000	531,317
Nanto Bank Ltd. (The)	6,200	250,589
NEC Corp.	476,000	1,103,584
NEC Networks & System Integration Corp.	12,900	235,827
NET One Systems Co. Ltd.	63,700	436,266
Nexon Co. Ltd.	40,500	619,507
NGK Insulators Ltd.	51,300	1,011,646
NGK Spark Plug Co. Ltd.	36,600	827,097
NH Foods Ltd.	35,000	956,029
NHK Spring Co. Ltd.	47,800	483,201
Nichi-Iko Pharmaceutical Co. Ltd.	14,700	214,803
Nichias Corp.	31,000	319,156
NichiiGakkan Co. Ltd.	25,800	186,782
Nichirei Corp.	28,400	579,226
Nidec Corp.	45,200	4,260,022
Nifco Inc./Japan	9,100	460,759
Nihon Kohden Corp.	15,800	362,246
Nihon M&A Center Inc.	15,100	440,626
Nikkon Holdings Co. Ltd.	17,400	361,988
Nikon Corp.[a]	63,700	1,032,667
Nintendo Co. Ltd.	21,100	4,333,396
Nippon Accommodations Fund Inc.	108	477,282
Nippon Building Fund Inc.	261	1,502,358
Nippon Electric Glass Co. Ltd.	89,000	514,670
Nippon Express Co. Ltd.	161,000	856,664
Nippon Flour Mills Co. Ltd.	18,900	268,621
Nippon Kayaku Co. Ltd.	39,000	511,686
Nippon Light Metal Holdings Co. Ltd.	154,400	378,542
Nippon Paint Holdings Co. Ltd.	32,000	938,041
Nippon Paper Industries Co. Ltd.	24,300	446,606
Nippon Prologis REIT Inc.	291	610,047
Nippon Sheet Glass Co. Ltd.[b]	30,100	248,661
Nippon Shinyaku Co. Ltd.	13,100	679,582
Nippon Shokubai Co. Ltd.	5,000	345,992

Security	Shares	Value
Nippon Soda Co. Ltd.	39,000	$190,540
Nippon Steel & Sumitomo Metal Corp.	151,600	3,685,129
Nippon Suisan Kaisha Ltd.	62,500	308,683
Nippon Telegraph & Telephone Corp.	128,200	5,670,067
Nippon Yusen KK	334,000	712,059
Nipro Corp.	32,600	366,035
Nishi-Nippon Financial Holdings Inc.[b]	24,800	261,493
Nishi-Nippon Railroad Co. Ltd.	66,000	293,138
Nishimatsu Construction Co. Ltd.	77,000	386,453
Nishimatsuya Chain Co. Ltd.	22,200	277,660
Nissan Chemical Industries Ltd.	25,100	899,654
Nissan Motor Co. Ltd.	444,300	4,416,360
Nissan Shatai Co. Ltd.	21,100	200,738
Nissha Printing Co. Ltd.[a]	7,400	203,775
Nisshin OilliO Group Ltd. (The)	72,000	340,893
Nisshin Seifun Group Inc.	37,200	567,376
Nisshin Steel Co. Ltd.	16,700	226,969
Nisshinbo Holdings Inc.	30,700	293,706
Nissin Foods Holdings Co. Ltd.	11,700	619,427
Nissin Kogyo Co. Ltd.	20,200	335,366
Nitori Holdings Co. Ltd.	15,900	1,782,438
Nitto Boseki Co. Ltd.	51,000	205,223
Nitto Denko Corp.	31,300	2,486,484
Nitto Kogyo Corp.	28,700	393,119
NOF Corp.	37,000	389,145
NOK Corp.	19,300	392,943
Nomura Holdings Inc.	689,700	4,310,051
Nomura Real Estate Holdings Inc.	21,000	362,825
Nomura Real Estate Master Fund Inc.	769	1,201,573
Nomura Research Institute Ltd.	25,440	872,293
Noritz Corp.	10,100	173,873
North Pacific Bank Ltd.	81,400	328,998
NSK Ltd.	88,100	1,075,278
NTN Corp.	97,000	412,729
NTT Data Corp.	24,600	1,245,570
NTT DOCOMO Inc.	260,300	6,258,068
NTT Urban Development Corp.	24,800	218,976
Obayashi Corp.	123,100	1,176,599
Obic Co. Ltd.	12,800	616,265
Odakyu Electric Railway Co. Ltd.	56,000	1,112,787

90	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
Ogaki Kyoritsu Bank Ltd. (The)	78,000	$302,785
Oiles Corp.	19,500	348,861
Oita Bank Ltd. (The)	99,000	372,871
Oji Holdings Corp.	159,000	706,196
Okasan Securities Group Inc.	50,000	328,670
Oki Electric Industry Co. Ltd.	17,400	251,475
Okinawa Electric Power Co. Inc. (The)	13,300	308,354
OKUMA Corp.	29,000	303,202
Okumura Corp.	53,000	322,025
Olympus Corp.	57,300	1,982,532
Omron Corp.	37,400	1,539,853
Ono Pharmaceutical Co. Ltd.	81,300	1,665,720
Oracle Corp. Japan	7,700	432,281
Orient Corp.[a,b]	86,100	158,318
Oriental Land Co. Ltd./Japan	40,900	2,247,820
ORIX Corp.	246,300	3,734,702
Orix JREIT Inc.	449	736,667
Osaka Gas Co. Ltd.	362,000	1,359,248
OSG Corp.[a]	20,800	432,537
Otsuka Corp.	12,400	639,964
Otsuka Holdings Co. Ltd.	74,300	3,431,363
Pacific Metals Co. Ltd.[a,b]	67,000	212,472
Panasonic Corp.	415,600	4,350,740
Paramount Bed Holdings Co. Ltd.	7,100	286,334
Park24 Co. Ltd.	20,800	575,545
Penta-Ocean Construction Co. Ltd.	66,100	324,115
PeptiDream Inc.[a,b]	7,200	358,161
Pigeon Corp.	21,000	570,819
Pilot Corp.	7,500	305,463
Pioneer Corp.[b]	96,800	213,248
Pola Orbis Holdings Inc.	4,800	457,082
Premier Investment Corp.	310	362,114
Press Kogyo Co. Ltd.	78,300	356,810
Rakuten Inc.[b]	177,400	1,776,758
Recruit Holdings Co. Ltd.	70,900	3,114,373
Relia Inc.	19,800	206,838
Relo Group Inc.	2,500	368,199
Rengo Co. Ltd.	44,400	271,744
Resona Holdings Inc.	419,700	2,286,121
Resorttrust Inc.	18,000	332,898
Ricoh Co. Ltd.	114,700	1,028,046
Ricoh Leasing Co. Ltd.	10,800	329,061
Rinnai Corp.	6,500	554,297

Security	Shares	Value
Rohm Co. Ltd.	17,600	$1,131,903
Rohto Pharmaceutical Co. Ltd.	22,400	389,003
Royal Holdings Co. Ltd.	28,800	490,169
Ryohin Keikaku Co. Ltd.	4,700	883,011
Ryosan Co. Ltd.	10,000	311,792
Saizeriya Co. Ltd.	9,600	222,657
San-in Godo Bank Ltd. (The)	35,600	298,841
Sangetsu Corp.	18,800	334,167
Sankyo Co. Ltd.	6,300	211,259
Sankyo Tateyama Inc.	19,000	285,232
Sankyu Inc.	67,000	424,943
Sanrio Co. Ltd.	11,400	224,608
Santen Pharmaceutical Co. Ltd.	70,900	891,800
Sanwa Holdings Corp.	49,400	461,198
Sapporo Holdings Ltd.	16,200	422,790
Sawai Pharmaceutical Co. Ltd.	7,100	373,369
SBI Holdings Inc./Japan	43,200	600,176
SCREEN Holdings Co. Ltd.	8,200	514,981
SCSK Corp.	10,300	388,394
Secom Co. Ltd.	39,200	2,843,502
Sega Sammy Holdings Inc.	37,300	588,450
Seibu Holdings Inc.	38,500	651,499
Seiko Epson Corp.	54,300	1,124,346
Seino Holdings Co. Ltd.	28,800	333,857
Sekisui Chemical Co. Ltd.	80,500	1,318,605
Sekisui House Ltd.	111,400	1,809,415
Sekisui House SI Residential Investment Corp.	333	374,191
Senshu Ikeda Holdings Inc.	70,300	324,726
Seria Co. Ltd.	4,600	313,409
Seven & I Holdings Co. Ltd.	140,100	5,611,467
Seven Bank Ltd.	140,400	404,083
Sharp Corp./Japan[a,b]	288,000	777,722
Shiga Bank Ltd. (The)	66,000	372,285
Shikoku Electric Power Co. Inc.[b]	38,300	369,817
Shimachu Co. Ltd.	14,400	353,428
Shimadzu Corp.	47,500	805,485
Shimamura Co. Ltd.	4,600	604,344
Shimano Inc.	14,100	2,230,700
Shimizu Corp.	106,000	978,317
Shin-Etsu Chemical Co. Ltd.	75,500	6,536,962
Shinko Electric Industries Co. Ltd.	40,700	310,560
Shinmaywa Industries Ltd.	35,000	328,936
Shinsei Bank Ltd.	352,000	609,727

SCHEDULES OF INVESTMENTS	91

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
Shionogi & Co. Ltd.	57,700	$2,780,569
Ship Healthcare Holdings Inc.	13,800	367,142
Shiseido Co. Ltd.	72,100	2,022,579
Shizuoka Bank Ltd. (The)	106,000	927,471
SHO-BOND Holdings Co. Ltd.	8,600	366,307
Showa Corp.	41,700	287,816
Showa Denko KK	27,700	456,930
Showa Shell Sekiyu KK	37,700	370,721
SKY Perfect JSAT Holdings Inc.	39,900	180,051
SMC Corp./Japan	11,000	3,020,298
SoftBank Group Corp.	180,900	13,981,887
Sohgo Security Services Co. Ltd.	13,800	520,373
Sojitz Corp.	246,300	636,672
Sompo Holdings Inc.	68,400	2,489,924
Sony Corp.	236,100	7,178,950
Sony Financial Holdings Inc.	35,500	600,102
Sosei Group Corp.[b]	3,600	418,601
Sotetsu Holdings Inc.	82,000	415,918
Square Enix Holdings Co. Ltd.	20,000	573,840
Stanley Electric Co. Ltd.	29,900	845,938
Start Today Co. Ltd.	38,400	724,168
Sugi Holdings Co. Ltd.	8,800	410,393
Sumco Corp.	39,700	624,550
Sumitomo Bakelite Co. Ltd.	51,000	302,625
Sumitomo Chemical Co. Ltd.	291,000	1,558,721
Sumitomo Corp.	215,900	2,715,651
Sumitomo Dainippon Pharma Co. Ltd.	37,300	630,861
Sumitomo Electric Industries Ltd.	143,600	2,101,541
Sumitomo Forestry Co. Ltd.	29,200	402,302
Sumitomo Heavy Industries Ltd.	115,000	794,759
Sumitomo Metal Mining Co. Ltd.	89,000	1,211,175
Sumitomo Mitsui Construction Co. Ltd.	345,600	368,394
Sumitomo Mitsui Financial Group Inc.	251,600	9,947,782
Sumitomo Mitsui Trust Holdings Inc.	62,700	2,357,063
Sumitomo Osaka Cement Co. Ltd.	77,000	311,215
Sumitomo Realty & Development Co. Ltd.	71,000	1,932,436
Sumitomo Rubber Industries Ltd.	31,300	490,735
Sumitomo Warehouse Co. Ltd. (The)	52,000	280,844

Security	Shares	Value
Sundrug Co. Ltd.	7,600	$525,232
Suntory Beverage & Food Ltd.	26,800	1,141,515
Suruga Bank Ltd.	34,900	799,840
Suzuken Co. Ltd./Aichi Japan	15,700	520,195
Suzuki Motor Corp.	65,800	2,553,677
Sysmex Corp.	29,400	1,765,436
T&D Holdings Inc.	114,600	1,713,783
Tadano Ltd.	25,000	308,461
Taiheiyo Cement Corp.	237,000	831,579
Taikisha Ltd.	10,000	247,924
Taisei Corp.	197,000	1,403,455
Taisho Pharmaceutical Holdings Co. Ltd.	7,900	668,070
Taiyo Holdings Co. Ltd.	8,200	332,516
Taiyo Nippon Sanso Corp.	27,900	331,107
Taiyo Yuden Co. Ltd.	27,600	338,580
Takara Holdings Inc.	43,500	416,935
Takasago Thermal Engineering Co. Ltd.	15,800	216,561
Takashimaya Co. Ltd.	61,000	527,231
Takeda Pharmaceutical Co. Ltd.	133,100	5,585,293
Tamron Co. Ltd.	18,300	333,082
TDK Corp.	23,700	1,711,579
Teijin Ltd.	36,900	782,087
Temp Holdings Co. Ltd.	31,000	538,628
Terumo Corp.	65,100	2,411,432
THK Co. Ltd.	22,500	557,828
TIS Inc.	16,200	367,963
Toagosei Co. Ltd.	28,600	307,404
Tobu Railway Co. Ltd.	170,000	865,290
Toda Corp.	46,000	253,342
Toho Bank Ltd. (The)	68,000	256,718
Toho Co. Ltd./Tokyo	22,100	639,001
Toho Gas Co. Ltd.	87,000	651,486
Toho Holdings Co. Ltd.	14,200	306,263
Toho Zinc Co. Ltd.	58,000	254,000
Tohoku Electric Power Co. Inc.	89,200	1,090,288
Tokai Carbon Co. Ltd.	72,000	259,667
Tokai Rika Co. Ltd.	15,500	310,069
Tokai Tokyo Financial Holdings Inc.	50,300	281,046
Tokio Marine Holdings Inc.	129,800	5,454,886
Tokuyama Corp.[a,b]	67,000	301,150
Tokyo Century Corp.	8,800	300,564
Tokyo Dome Corp.	35,000	332,978

92	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
Tokyo Electric Power Co. Holdings Inc.[b]	276,700	$1,064,278
Tokyo Electron Ltd.	30,500	3,172,596
Tokyo Gas Co. Ltd.	380,000	1,687,089
Tokyo Ohka Kogyo Co. Ltd.	7,800	279,920
Tokyo Seimitsu Co. Ltd.	13,900	456,851
Tokyo Tatemono Co. Ltd.	39,900	530,937
Tokyu Corp.	197,000	1,454,204
Tokyu Fudosan Holdings Corp.	93,400	548,411
TOKYU REIT Inc.	243	303,062
TOMONY Holdings Inc.	72,600	388,877
Tomy Co. Ltd.	22,200	236,839
TonenGeneral Sekiyu KK	55,000	649,300
Topcon Corp.	23,100	356,221
Toppan Forms Co. Ltd.	18,800	195,724
Toppan Printing Co. Ltd.	94,000	926,014
Toray Industries Inc.	266,000	2,309,941
Toshiba Corp.[b]	770,000	1,657,304
Toshiba Machine Co. Ltd.	61,000	266,596
Tosoh Corp.	124,000	941,772
TOTO Ltd.	26,900	1,088,425
Toyo Ink SC Holdings Co. Ltd.	68,000	333,431
Toyo Seikan Group Holdings Ltd.	31,900	589,969
Toyo Suisan Kaisha Ltd.	16,000	572,774
Toyo Tire & Rubber Co. Ltd.	23,800	290,061
Toyobo Co. Ltd.	210,000	341,372
Toyoda Gosei Co. Ltd.	17,100	413,316
Toyota Boshoku Corp.	17,600	391,632
Toyota Industries Corp.	29,800	1,445,330
Toyota Motor Corp.	502,200	29,371,395
Toyota Tsusho Corp.	40,500	1,118,854
Trend Micro Inc./Japan[b]	22,600	880,311
TS Tech Co. Ltd.	12,700	325,693
TSI Holdings Co. Ltd.	57,400	411,985
Tsubakimoto Chain Co.	41,000	329,967
Tsumura & Co.	13,200	383,424
Tsuruha Holdings Inc.	7,500	706,196
UACJ Corp.	61,000	192,361
Ube Industries Ltd.	224,000	541,221
ULVAC Inc.	9,000	320,187
Unicharm Corp.	78,000	1,759,893
Unipres Corp.	12,700	268,497
United Arrows Ltd.	7,500	212,525
United Urban Investment Corp.	510	815,909
Universal Entertainment Corp.[b]	5,000	182,323

Security	Shares	Value
Ushio Inc.	26,500	$337,797
USS Co. Ltd.	44,700	786,593
Valor Holdings Co. Ltd.	12,000	312,752
Wacom Co. Ltd.	96,600	294,326
WATAMI Co. Ltd.	21,900	214,574
West Japan Railway Co.	31,000	2,026,738
Xebio Holdings Co. Ltd.	20,800	311,885
Yahoo Japan Corp.	266,400	1,121,684
Yakult Honsha Co. Ltd.	16,300	839,796
Yamada Denki Co. Ltd.	120,800	667,445
Yamagata Bank Ltd. (The)	59,000	253,662
Yamaguchi Financial Group Inc.	36,000	394,297
Yamaha Corp.	32,500	996,003
Yamaha Motor Co. Ltd.	54,600	1,141,714
Yamanashi Chuo Bank Ltd. (The)	50,000	236,287
Yamato Holdings Co. Ltd.	63,500	1,285,794
Yamato Kogyo Co. Ltd.	9,500	285,232
Yamazaki Baking Co. Ltd.	26,600	536,371
Yaskawa Electric Corp.	51,800	939,141
Yokogawa Electric Corp.	47,600	763,630
Yokohama Rubber Co. Ltd. (The)	22,100	390,468
Yoshinoya Holdings Co. Ltd.	29,500	426,351
Zenkoku Hosho Co. Ltd.	10,900	378,099
Zenrin Co. Ltd.	10,900	212,045
Zensho Holdings Co. Ltd.	20,200	347,747
Zeon Corp.	35,000	404,175
Zojirushi Corp.[a]	10,200	133,825

		696,920,530
MALAYSIA — 0.58%
Alliance Financial Group Bhd	303,300	257,457
AMMB Holdings Bhd	353,400	365,407
Astro Malaysia Holdings Bhd	413,800	254,100
Axiata Group Bhd[a]	573,000	611,873
Berjaya Corp. Bhd	2,162,396	185,509
British American Tobacco Malaysia Bhd	32,700	342,097
Bursa Malaysia Bhd[a]	197,400	396,181
Capitaland Malaysia Mall Trust	891,300	336,036
Carlsberg Brewery Malaysia Bhd	64,300	202,648
CIMB Group Holdings Bhd	576,400	646,734
Dialog Group Bhd	1,029,678	355,663
DiGi.Com Bhd[a]	717,700	803,655
Gamuda Bhd	386,100	419,266
Genting Bhd	446,300	826,202
Genting Malaysia Bhd	641,200	729,574

SCHEDULES OF INVESTMENTS	93

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
Genting Plantations Bhd	106,600	$262,319
Hong Leong Bank Bhd	146,700	436,507
Hong Leong Financial Group Bhd	72,200	239,607
IHH Healthcare Bhd	785,700	1,117,487
IJM Corp. Bhd	680,300	508,363
IOI Corp. Bhd	497,100	494,912
IOI Properties Group Bhd	529,173	255,656
KPJ Healthcare Bhd	274,000	259,804
Kuala Lumpur Kepong Bhd	83,300	453,218
Lafarge Malaysia Bhd	96,500	150,322
Malayan Banking Bhd[a]	689,600	1,279,718
Malaysia Airports Holdings Bhd	144,300	201,326
Maxis Bhd	408,300	566,891
Media Prima Bhd	915,500	210,816
MISC Bhd	182,700	302,747
Pavilion REIT	590,000	257,072
Petronas Chemicals Group Bhd	466,200	750,425
Petronas Dagangan Bhd	51,200	272,096
Petronas Gas Bhd	154,300	727,347
PPB Group Bhd	92,800	340,654
Public Bank Bhd	508,560	2,307,722
RHB Bank Bhd	165,698	183,298
RHB Bank Bhd New[b]	87,100	—
Sapurakencana Petroleum Bhd[b]	829,200	321,983
Sime Darby Bhd	446,000	897,135
Sunway REIT[a]	802,600	322,526
Telekom Malaysia Bhd	261,700	351,533
Tenaga Nasional Bhd	633,100	1,915,236
UMW Holdings Bhd[a]	140,200	178,831
WCT Holdings Bhd	480,164	198,375
YTL Corp. Bhd	894,200	306,848
YTL Power International Bhd	646,000	208,552

		23,011,728
MEXICO — 0.76%
Alfa SAB de CV	543,700	708,670
Alsea SAB de CV	128,600	373,459
America Movil SAB de CV	6,258,400	3,961,099
Arca Continental SAB de CV	85,700	464,398
Bolsa Mexicana de Valores SAB de CV	133,200	182,791
Cemex SAB de CV CPO[b]	2,653,088	2,461,302
Coca-Cola Femsa SAB de CV Series L	83,800	522,278
Controladora Vuela Cia. de Aviacion SAB de CV Class Ab	183,800	250,458

Security	Shares	Value
Corp Inmobiliaria Vesta SAB de CV	264,000	$292,729
El Puerto de Liverpool SAB de CV Series C1	32,270	204,525
Fibra Uno Administracion SA de CV	481,000	690,891
Fomento Economico Mexicano SAB de CV	337,200	2,547,750
Genomma Lab Internacional SAB de CV Series Bb	171,700	180,957
Gentera SAB de CV	234,200	343,504
Gruma SAB de CV Series B	40,645	549,295
Grupo Aeroportuario del Pacifico SAB de CV Series B	68,400	532,321
Grupo Aeroportuario del Sureste SAB de CV Series B	46,100	670,891
Grupo Bimbo SAB de CV	326,700	727,495
Grupo Carso SAB de CV Series A1	124,400	502,136
Grupo Comercial Chedraui SA de CV	91,500	169,287
Grupo Financiero Banorte SAB de CV	478,600	2,304,159
Grupo Financiero Inbursa SAB de CV Series O	448,200	667,310
Grupo Financiero Santander Mexico SAB de CV Series B	317,500	454,822
Grupo Herdez SAB de CV	83,400	148,837
Grupo Lala SAB de CV	138,600	208,293
Grupo Mexico SAB de CV Series B	737,000	2,220,150
Grupo Televisa SAB	463,100	2,074,729
Industrias CH SAB de CV Series Bb	41,200	261,956
Industrias Penoles SAB de CV	27,890	662,484
Infraestructura Energetica Nova SAB de CV	125,700	557,335
Kimberly-Clark de Mexico SAB de CV Series A	267,900	483,390
Macquarie Mexico Real Estate Management SA de CV	209,600	207,270
Mexichem SAB de CV	210,778	501,747
Minera Frisco SAB de CV Series A1[b]	137,300	112,627
OHL Mexico SAB de CV	135,000	128,492

94	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
Promotora y Operadora de Infraestructura SAB de CV	57,075	$499,828
Telesites SAB de CVb	350,555	205,496
TV Azteca SAB de CV CPO	723,700	115,732
Wal-Mart de Mexico SAB de CV	983,900	1,748,776

		29,899,669
NETHERLANDS — 2.13%
Aalberts Industries NV	18,026	632,149
ABN AMRO Group NVc	60,334	1,418,164
Aegon NV	348,759	1,889,042
AerCap Holdings NVb	31,006	1,372,636
Akzo Nobel NV	43,163	2,928,919
Altice NV Class Aa,b	80,708	1,768,845
Altice NV Class Bb	11,389	250,839
Arcadis NVa	16,741	227,416
ASM International NV	11,095	546,761
ASML Holding NV	69,986	8,501,249
BE Semiconductor Industries NV	10,750	388,258
BinckBank NVa	51,959	297,831
Boskalis Westminster	15,627	578,502
Brunel International NV	12,644	221,841
Corbion NV	15,868	406,335
Delta Lloyd NV	85,718	493,098
Eurocommercial Properties NV	12,118	449,583
Flow Traders[c]	7,834	273,797
Gemalto NV	15,721	913,366
Heineken Holding NV	18,759	1,317,330
Heineken NV	41,339	3,092,855
IMCD Group NV	12,625	567,174
ING Groep NV	719,533	10,303,193
InterXion Holding NVb	18,481	710,225
Koninklijke Ahold Delhaize NV	240,687	5,122,876
Koninklijke BAM Groep NVa	62,011	293,125
Koninklijke DSM NV	33,061	2,108,013
Koninklijke KPN NV	645,412	1,858,132
Koninklijke Philips NV	175,082	5,134,245
Koninklijke Vopak NV	13,138	563,883
NN Group NV	58,806	2,080,046
NSI NV	109,866	447,264
NXP Semiconductors NVb	55,823	5,462,280
OCI NVb	16,605	313,410
PostNL NVb	94,327	413,261
Randstad Holding NV	21,896	1,273,070
RELX NV	185,643	3,134,757
SBM Offshore NV	36,700	596,512

Security	Shares	Value
TKH Group NV	12,595	$511,109
TomTom NVa,b	24,637	225,835
Unilever NV CVA	299,782	12,115,025
VastNed Retail NV	10,251	378,489
Wereldhave NV	8,578	375,908
Wolters Kluwer NV	57,892	2,211,947

		84,168,595
NEW ZEALAND — 0.22%
a2 Milk Co. Ltd.[a,b]	159,130	257,850
Air New Zealand Ltd.	185,843	286,146
Auckland International Airport Ltd.	173,790	871,572
Chorus Ltd.	93,188	277,060
Contact Energy Ltd.	143,718	502,634
Fisher & Paykel Healthcare Corp. Ltd.	110,411	703,485
Fletcher Building Ltd.	134,615	1,036,347
Freightways Ltd.	62,131	318,426
Infratil Ltd.	103,069	216,887
Kiwi Property Group Ltd.	249,102	263,917
Mercury NZ Ltd.	150,108	337,882
Meridian Energy Ltd.	218,733	421,786
Precinct Properties New Zealand Ltd.[a]	251,161	227,427
Ryman Healthcare Ltd.	81,068	517,714
Sky Network Television Ltd.	82,348	280,152
SKYCITY Entertainment Group Ltd.	121,991	338,098
Spark New Zealand Ltd.	358,856	923,528
Trade Me Group Ltd.	86,443	320,703
Xero Ltd.[a,b]	17,202	238,376
Z Energy Ltd.	75,920	405,238

		8,745,228
NORWAY — 0.58%
Aker ASA Class A	9,589	398,583
Aker BP ASA	22,726	413,489
Aker Solutions ASA[b]	44,148	237,917
Atea ASA	36,545	356,444
Austevoll Seafood ASA	32,958	305,436
Bakkafrost P/F	9,485	365,209
Borregaard ASA	35,897	395,935
DNB ASA	183,585	3,070,256
DNO ASA[a,b]	183,385	191,905
Gjensidige Forsikring ASA	40,737	702,571
Leroy Seafood Group ASA	8,036	448,400

SCHEDULES OF INVESTMENTS	95

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
Marine Harvest ASA	74,017	$1,311,620
Norsk Hydro ASA	244,689	1,397,458
Norwegian Air Shuttle ASA[a,b]	8,938	292,112
Norwegian Property ASA	216,576	260,594
Opera Software ASA	42,876	193,333
Orkla ASA	150,041	1,402,346
Salmar ASA	13,832	392,210
Schibsted ASA	15,061	399,235
Schibsted ASA Class B	18,737	467,984
Seadrill Ltd.[a,b]	84,997	165,805
SpareBank 1 SMN	56,670	475,249
Statoil ASA	207,030	3,859,913
Storebrand ASA[b]	93,961	573,856
Subsea 7 SAa,b	58,519	797,299
Telenor ASA	138,707	2,201,712
TGS Nopec Geophysical Co. ASA	22,716	545,278
Yara International ASA	31,884	1,347,012

		22,969,161
PERU — 0.09%
Cia. de Minas Buenaventura SAA ADR	42,394	584,613
Credicorp Ltd.	13,333	2,182,345
Southern Copper Corp.	17,066	654,652

		3,421,610
PHILIPPINES — 0.28%
Aboitiz Equity Ventures Inc.	401,180	598,968
Aboitiz Power Corp.	398,600	338,007
Ayala Corp.	66,250	1,065,005
Ayala Land Inc.	1,486,600	1,061,964
Bank of the Philippine Islands	163,267	293,956
BDO Unibank Inc.	600,330	1,358,327
DMCI Holdings Inc.	811,600	210,708
Energy Development Corp.	1,871,900	205,377
First Gen Corp.	249,900	112,484
First Philippine Holdings Corp.	87,360	124,637
Globe Telecom Inc.	6,185	213,769
GT Capital Holdings Inc.	17,645	462,355
International Container Terminal Services Inc.	106,150	165,203
JG Summit Holdings Inc.	561,972	839,034
Jollibee Foods Corp.	104,320	430,989
Manila Water Co. Inc.	362,900	219,862
Metro Pacific Investments Corp.	2,995,800	410,557
Metropolitan Bank & Trust Co.	162,827	266,661

Security	Shares	Value
PLDT Inc.	17,720	$523,428
SM Investments Corp.	47,280	655,545
SM Prime Holdings Inc.	1,665,500	993,979
Universal Robina Corp.	172,230	564,121

		11,114,936
POLAND — 0.27%
Alior Bank SAb	20,299	309,482
Asseco Poland SA	22,323	320,813
Bank Handlowy w Warszawie SA	10,190	195,599
Bank Millennium SAb	143,394	210,736
Bank Pekao SA	29,824	1,008,545
Bank Zachodni WBK SA	7,234	622,872
Cyfrowy Polsat SAb	51,631	312,160
Enea SAb	69,665	176,382
Eurocash SA	20,892	208,346
Globe Trade Centre SAa,b	75,382	160,147
Grupa Azoty SA	9,100	156,276
Grupa Lotos SAb	28,016	263,635
Jastrzebska Spolka Weglowa SAb	12,232	204,774
KGHM Polska Miedz SA	27,150	840,761
LPP SA	262	333,963
mBank SAb	3,234	305,537
Netia SA	171,293	191,800
Orange Polska SA	145,113	195,854
PGE Polska Grupa Energetyczna SA	158,884	433,645
Polski Koncern Naftowy ORLEN SA	64,439	1,307,463
Polskie Gornictwo Naftowe i Gazownictwo SA	391,374	537,027
Powszechna Kasa Oszczednosci Bank Polski SAb	164,162	1,258,397
Powszechny Zaklad Ubezpieczen SA	115,802	1,018,803
Tauron Polska Energia SAb	233,531	172,186

		10,745,203
PORTUGAL — 0.11%
Banco BPI SA Registered[b,d]	167,559	204,984
CTT-Correios de Portugal SA	86,367	481,058
EDP — Energias de Portugal SA	426,654	1,239,397
Galp Energia SGPS SA	37,651	554,190
Jeronimo Martins SGPS SA	64,049	1,083,604
NOS SGPS SA	83,314	469,005
Sonae SGPS SA	300,633	258,291

		4,290,529

96	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
QATAR — 0.19%
Barwa Real Estate Co.	23,034	$220,456
Commercial Bank QSC (The)	45,354	407,299
Doha Bank QSC	12,370	123,148
Ezdan Holding Group QSC	183,101	755,787
Industries Qatar QSC	37,555	1,180,926
Masraf Al Rayan QSC	79,482	874,220
Ooredoo QSC	17,159	494,801
Qatar Electricity & Water Co. QSC	7,428	471,435
Qatar Gas Transport Co. Ltd.	45,371	299,171
Qatar Insurance Co. SAQ	28,660	673,751
Qatar Islamic Bank SAQ	16,317	475,899
Qatar National Bank SAQ	31,415	1,403,699
Vodafone Qatar QSC[b]	111,776	288,553

		7,669,145
RUSSIA — 0.59%
Gazprom PJSC ADR	1,039,141	5,138,552
Gazprom PJSC SP ADR	16,824	83,818
LSR Group PJSC GDR[d]	177,804	659,653
Lukoil PJSC ADR	81,642	4,588,689
Magnit PJSC GDR[d]	49,651	1,817,227
Magnit PJSC New GDR[d]	804	29,644
Mechel PJSC[b]	88,685	532,997
Mobile TeleSystems PJSC ADR	129,338	1,354,169
Novatek PJSC GDR[d]	18,834	2,384,384
PhosAgro PJSC GDR[d]	57,067	875,978
PhosAgro PJSC New GDR[d]	924	14,909
Sberbank of Russia PJSC ADR	405,465	4,727,722
Sberbank of Russia SP ADR	6,564	76,612
Sistema PJSC FC GDR[d]	96,072	919,409
Sistema PJSC FC New GDR[d]	1,548	14,571

		23,218,334
SINGAPORE — 0.97%
ARA Asset Management Ltd.[a]	272,348	332,509
Ascendas India Trust[a]	523,100	389,874
Ascendas REIT	435,495	760,447
Ascott Residence Trust	255,300	205,682
Cache Logistics Trust	832,300	478,537
Cambridge Industrial Trust[a]	1,318,700	528,865
CapitaLand Commercial Trust	411,100	445,008
CapitaLand Ltd.	377,600	881,817
CapitaLand Mall Trust	422,100	581,256
CapitaLand Retail China Trust	274,040	276,219
CDL Hospitality Trusts[a]	277,300	278,520

Security	Shares	Value
City Developments Ltd.[a]	66,700	$436,997
ComfortDelGro Corp. Ltd.	369,400	631,924
DBS Group Holdings Ltd.	324,100	4,364,123
First REIT	441,700	398,182
First Resources Ltd.[a]	133,100	182,342
Frasers Centrepoint Trust[a]	234,000	332,198
Frasers Commercial Trust	452,200	402,833
Genting Singapore PLC	1,200,900	826,855
Global Logistic Properties Ltd.	495,600	914,651
Golden Agri-Resources Ltd.	1,321,800	398,754
Hutchison Port Holdings Trust	867,600	368,730
Hyflux Ltd.[a]	776,900	286,760
Indofood Agri Resources Ltd.	315,100	119,661
Jardine Cycle & Carriage Ltd.[a]	18,722	549,513
Keppel Corp. Ltd.[a]	250,700	1,097,969
Keppel REIT[a]	406,860	291,687
Lippo Malls Indonesia Retail Trust	1,269,300	351,382
M1 Ltd./Singapore[a]	120,600	172,066
Mapletree Commercial Trust	390,036	423,591
Mapletree Industrial Trust	392,600	458,423
Mapletree Logistics Trust	359,200	267,717
Midas Holdings Ltd.[a,b]	1,315,500	214,768
Noble Group Ltd.[a,b]	1,900,600	230,695
OUE Hospitality Trust[a]	515,666	254,392
Oversea-Chinese Banking Corp. Ltd.	551,350	3,674,884
Parkway Life REIT	260,600	449,502
Sabana Shari’ah Compliant Industrial REIT	1,767,688	483,078
SATS Ltd.	141,000	528,450
SembCorp Industries Ltd.[a]	179,100	400,458
Sembcorp Marine Ltd.[a]	204,300	216,075
Singapore Airlines Ltd.[a]	97,900	687,968
Singapore Exchange Ltd.	131,500	692,596
Singapore Post Ltd.[a]	298,100	309,992
Singapore Press Holdings Ltd.[a]	41,000	100,405
Singapore Technologies Engineering Ltd.	276,400	647,445
Singapore Telecommunications Ltd.	1,400,400	3,846,925
Starhill Global REIT[a]	646,000	350,788
StarHub Ltd.[a]	174,600	368,088
Suntec REIT[a]	402,300	494,023
United Engineers Ltd.	131,800	264,760

SCHEDULES OF INVESTMENTS	97

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
United Overseas Bank Ltd.	230,900	$3,428,753
UOL Group Ltd.	61,200	276,721
Venture Corp. Ltd.	66,600	481,725
Wilmar International Ltd.	351,000	966,695
Wing Tai Holdings Ltd.[a]	137,900	169,830
Yangzijiang Shipbuilding Holdings Ltd.	391,000	223,421

		38,197,529
SOUTH AFRICA — 1.54%
Adcock Ingram Holdings Ltd.	45,798	174,732
Aeci Ltd.	32,892	251,082
African Rainbow Minerals Ltd.	25,037	223,810
Anglo American Platinum Ltd.[b]	9,463	246,593
AngloGold Ashanti Ltd.[b]	83,503	1,052,398
Aspen Pharmacare Holdings Ltd.	69,922	1,597,624
AVI Ltd.	69,775	474,242
Barclays Africa Group Ltd.	81,293	957,726
Barloworld Ltd.	44,608	364,674
Bid Corp. Ltd.	62,159	1,070,952
Bidvest Group Ltd. (The)	62,864	739,445
Brait SEb	57,872	339,161
Capitec Bank Holdings Ltd.	8,787	457,608
Clicks Group Ltd.	61,961	560,775
Coronation Fund Managers Ltd.	62,927	311,414
Discovery Ltd.	69,642	594,488
Emira Property Fund Ltd.	202,960	216,812
Exxaro Resources Ltd.	31,823	250,996
FirstRand Ltd.	635,005	2,364,781
Fortress Income Fund Ltd.	160,659	414,519
Foschini Group Ltd. (The)	41,216	491,596
Gold Fields Ltd.	170,766	584,886
Grindrod Ltd.	138,042	144,903
Growthpoint Properties Ltd.	363,171	708,561
Harmony Gold Mining Co. Ltd.	96,909	243,063
Hyprop Investments Ltd.	52,383	466,356
Impala Platinum Holdings Ltd.[b]	108,458	429,970
Imperial Holdings Ltd.	30,656	379,357
Investec Ltd.	43,962	309,039
JSE Ltd.	30,315	362,835
Liberty Holdings Ltd.	25,926	211,562
Life Healthcare Group Holdings Ltd.	165,262	411,929
Massmart Holdings Ltd.	27,160	270,613
Metair Investments Ltd.	146,094	238,432
MMI Holdings Ltd./South Africa	199,848	366,190

Security	Shares	Value
Mondi Ltd.	21,360	$469,144
Mr. Price Group Ltd.	46,017	555,276
MTN Group Ltd.	311,686	2,901,131
Murray & Roberts Holdings Ltd.	191,686	159,264
Nampak Ltd.[b]	144,146	199,965
Naspers Ltd. Class N	81,837	12,978,814
Nedbank Group Ltd.	38,420	661,833
Netcare Ltd.	188,084	450,676
New Europe Property Investments PLC	47,632	554,764
Northam Platinum Ltd.[b]	71,699	272,063
Omnia Holdings Ltd.	22,893	309,072
Pick n Pay Stores Ltd.	83,888	425,414
Pioneer Foods Group Ltd.	24,937	306,884
PPC Ltd.[b]	522,925	265,730
PSG Group Ltd.	19,221	323,506
Rand Merchant Investment Holdings Ltd.	155,898	450,115
Redefine Properties Ltd.	872,612	721,135
Remgro Ltd.	97,087	1,623,470
Resilient REIT Ltd.	60,354	525,008
Reunert Ltd.	66,109	334,027
RMB Holdings Ltd.	138,680	668,401
Sanlam Ltd.	271,946	1,311,111
Sappi Ltd.	105,904	680,127
Sasol Ltd.	102,572	3,039,951
Shoprite Holdings Ltd.	83,421	1,107,742
Sibanye Gold Ltd.	176,065	395,493
SPAR Group Ltd. (The)	38,673	546,529
Standard Bank Group Ltd.	244,326	2,608,561
Steinhoff International Holdings NV Class H	557,391	2,679,446
Sun International Ltd./South Africa	33,712	219,228
Super Group Ltd./South Africa[b]	117,837	319,506
Telkom SA SOC Ltd.	56,934	310,983
Tiger Brands Ltd.	31,645	952,191
Tongaat Hulett Ltd.	24,467	242,710
Truworths International Ltd.	85,869	515,978
Vodacom Group Ltd.	71,747	803,694
Wilson Bayly Holmes-Ovcon Ltd.	26,772	290,818
Woolworths Holdings Ltd./South Africa	197,502	1,086,407

		60,549,291

98	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
SOUTH KOREA — 3.27%
Amicogen Inc.	4,719	$162,430
AmorePacific Corp.	6,499	1,772,810
AmorePacific Group	6,286	732,943
Asiana Airlines Inc.[b]	52,957	190,939
BGF retail Co. Ltd.	4,711	371,740
Binggrae Co. Ltd.	4,241	235,388
BNK Financial Group Inc.	46,969	344,760
Celltrion Inc.[b]	15,689	1,352,756
Chabiotech Co. Ltd.[b]	41,244	415,244
Cheil Worldwide Inc.	16,891	269,622
CJ CGV Co. Ltd.	4,485	306,436
CJ CheilJedang Corp.	1,652	503,945
CJ Corp.	2,856	448,516
CJ E&M Corp.	4,650	350,120
CJ Korea Express Corp.[b]	1,648	231,154
CJ O Shopping Co. Ltd.	1,621	224,298
Com2uSCorp.	3,345	246,104
Cosmax Inc.	2,200	247,999
Coway Co. Ltd.	10,186	766,952
Daelim Industrial Co. Ltd.	5,530	399,249
Daesang Corp.	8,999	195,142
Daewoo Engineering & Construction Co. Ltd.[b]	30,434	135,658
DGB Financial Group Inc.	37,929	322,140
Dong-A Socio Holdings Co. Ltd.	977	105,510
Dong-A ST Co. Ltd.	2,609	198,465
Dongbu Insurance Co. Ltd.	8,744	444,687
Dongkuk Steel Mill Co. Ltd.[b]	18,034	189,325
Dongwon Industries Co. Ltd.	578	169,854
Doosan Heavy Industries & Construction Co. Ltd.	9,629	227,447
Doosan Infracore Co. Ltd.[b]	29,417	217,697
E-MART Inc.	3,968	693,145
Fila Korea Ltd.	3,866	228,879
Gamevil Inc.[a,b]	6,174	236,154
GemVax & Kael Co. Ltd.[b]	23,959	249,466
Grand Korea Leisure Co. Ltd.	10,923	177,648
Green Cross Corp./South Korea	1,435	170,407
Green Cross Holdings Corp.	10,606	194,853
GS Engineering & Construction Corp.[b]	8,651	206,207
GS Holdings Corp.	9,427	413,714
GS Retail Co. Ltd.	6,236	279,040
Halla Holdings Corp.	3,533	183,627

Security	Shares	Value
Hana Financial Group Inc.	55,342	$1,640,592
Hana Tour Service Inc.	3,620	224,284
Handsome Co. Ltd.	8,768	234,648
Hanjin Kal Corp.	14,894	195,451
Hankook Tire Co. Ltd.	16,153	786,731
Hanmi Pharm Co. Ltd.	1,107	274,345
Hanmi Science Co. Ltd.	3,514	174,475
Hanon Systems	43,264	338,413
Hansol Holdings Co. Ltd.[b]	58,911	312,779
Hanssem Co. Ltd.	2,301	412,838
Hanwha Chemical Corp.	20,053	450,377
Hanwha Corp.	8,031	243,259
Hanwha Life Insurance Co. Ltd.	51,590	285,896
Hanwha Techwin Co. Ltd.	8,595	308,417
Hotel Shilla Co. Ltd.	7,171	267,501
Huchems Fine Chemical Corp.	11,055	197,869
Hyosung Corp.	4,322	503,942
Hyundai Department Store Co. Ltd.	3,284	271,853
Hyundai Development Co. Engineering & Construction	10,396	390,935
Hyundai Engineering & Construction Co. Ltd.	15,711	561,735
Hyundai Glovis Co. Ltd.	3,864	517,040
Hyundai Greenfood Co. Ltd.	21,983	312,124
Hyundai Heavy Industries Co. Ltd.[b]	8,074	920,579
Hyundai Home Shopping Network Corp.	2,091	195,227
Hyundai Livart Furniture Co. Ltd.	7,776	156,912
Hyundai Marine & Fire Insurance Co. Ltd.	11,245	291,261
Hyundai Mipo Dockyard Co. Ltd.[b]	2,738	135,239
Hyundai Mobis Co. Ltd.	13,021	2,711,541
Hyundai Motor Co.	29,858	3,584,193
Hyundai Steel Co.	14,961	749,273
Hyundai Wia Corp.	3,523	195,840
iMarketKorea Inc.	19,958	179,469
Industrial Bank of Korea	41,613	454,767
JB Financial Group Co. Ltd.	35,363	170,409
JW Pharmaceutical Corp.	3,220	120,947
Kakao Corp.	5,886	393,548
Kangwon Land Inc.	25,375	714,020
KB Financial Group Inc.	74,622	3,018,014
KB Insurance Co. Ltd.	14,545	307,897

SCHEDULES OF INVESTMENTS	99

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
KCC Corp.	971	$290,356
KEPCO Plant Service & Engineering Co. Ltd.	5,090	239,586
Kia Motors Corp.	49,328	1,545,082
KIWOOM Securities Co. Ltd.	3,465	216,469
Kolon Industries Inc.	4,208	269,043
Kolon Life Science Inc.	1,433	132,560
Komipharm International Co. Ltd.[b]	7,859	208,293
Korea Aerospace Industries Ltd. Class A	12,819	683,915
Korea Electric Power Corp.	47,290	1,727,442
Korea Gas Corp.	6,064	241,600
Korea Investment Holdings Co. Ltd.	7,999	320,070
Korea Kolmar Co. Ltd.	5,669	338,062
Korea Zinc Co. Ltd.	1,801	759,392
Korean Air Lines Co. Ltd.[b]	10,765	244,091
Korean Reinsurance Co.	28,668	267,660
KT Corp.	6,097	154,248
KT Skylife Co. Ltd.	12,703	175,990
KT&G Corp.	21,487	1,858,225
Kumho Petrochemical Co. Ltd.	4,040	286,113
Kumho Tire Co. Inc.[b]	35,476	249,104
Kwangju Bank	34,159	311,579
LF Corp.	18,139	334,029
LG Chem Ltd.	9,371	2,112,729
LG Corp.	17,279	880,231
LG Display Co. Ltd.	44,262	1,167,396
LG Electronics Inc.	19,971	952,064
LG Hausys Ltd.	1,993	167,212
LG Household & Health Care Ltd.	1,789	1,353,180
LG Innotek Co. Ltd.	3,310	282,266
LG International Corp.	7,309	203,150
LG Uplus Corp.	51,846	508,600
Lotte Chemical Corp.	3,053	989,118
Lotte Chilsung Beverage Co. Ltd.	187	233,167
Lotte Confectionery Co. Ltd.	1,294	227,154
LOTTE Fine Chemical Co. Ltd.	5,975	157,332
Lotte Food Co. Ltd.	363	196,478
Lotte Shopping Co. Ltd.	1,915	373,245
LS Corp.	4,723	254,419
LS Industrial Systems Co. Ltd.	4,163	150,994
Mando Corp.	1,528	328,715
Medipost Co. Ltd.[b]	5,974	270,400

Security	Shares	Value
Medy-Tox Inc.	1,067	$380,120
Meritz Fire & Marine Insurance Co. Ltd.	21,591	279,618
Mirae Asset Daewoo Co. Ltd.	75,484	572,252
Namyang Dairy Products Co. Ltd.	269	168,747
NAVER Corp.	5,239	3,417,229
NCsoft Corp.	3,328	870,589
Nexen Tire Corp.	16,005	181,108
NH Investment & Securities Co. Ltd.	26,052	256,687
NHN Entertainment Corp.[b]	6,911	315,191
NongShim Co. Ltd.	840	229,860
OCI Co. Ltd.[b]	3,217	237,517
Orion Corp./Republic of Korea	710	396,515
Paradise Co. Ltd.	12,824	147,872
Poongsan Corp.	8,091	302,864
POSCO	13,897	3,240,760
Posco Daewoo Corp.	11,234	246,025
S-1 Corp.	4,183	302,719
S-Oil Corp.	9,752	680,567
Samsung Biologics Co. Ltd.[b]	3,300	457,190
Samsung C&T Corp.	14,235	1,543,421
Samsung Card Co. Ltd.	6,995	235,655
Samsung Electro-Mechanics Co. Ltd.	11,027	538,018
Samsung Electronics Co. Ltd.	18,723	31,787,694
Samsung Engineering Co. Ltd.[b]	24,985	270,898
Samsung Fire & Marine Insurance Co. Ltd.	6,515	1,508,076
Samsung Heavy Industries Co. Ltd.[b]	47,994	429,513
Samsung Life Insurance Co. Ltd.	13,887	1,326,441
Samsung SDI Co. Ltd.	10,485	1,042,094
Samsung SDS Co. Ltd.	6,784	735,551
Samsung Securities Co. Ltd.	11,262	313,991
Seah Besteel Corp.	4,538	97,039
Seegene Inc.[b]	7,233	210,374
Seoul Semiconductor Co. Ltd.	12,971	169,658
SFA Engineering Corp.	3,467	210,031
Shinhan Financial Group Co. Ltd.	80,169	3,166,472
Shinsegae Inc.	1,474	223,237
SK Chemicals Co. Ltd.	3,675	187,845
SK Holdings Co. Ltd.	8,452	1,574,613
SK Hynix Inc.	109,410	5,055,776
SK Innovation Co. Ltd.	12,410	1,676,594

100	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
SK Networks Co. Ltd.	39,085	$222,315
SK Telecom Co. Ltd.	3,841	737,065
SKC Co. Ltd.	6,134	163,894
SM Entertainment Co.[b]	12,709	250,440
Sung Kwang Bend Co. Ltd.	32,856	305,348
Sungwoo Hitech Co. Ltd.	34,519	219,809
Tongyang Life Insurance Co. Ltd.	17,435	159,032
ViroMed Co. Ltd.[b]	3,307	294,816
Whanin Pharmaceutical Co. Ltd.	17,275	222,980
Woori Bank	62,044	699,403
YG Entertainment Inc.	11,936	269,102
Youngone Corp.	5,760	132,340
Youngone Holdings Co. Ltd.	3,905	192,881
Yuhan Corp.	1,542	250,122
Yungjin Pharmaceutical Co. Ltd.[b]	10,286	63,906

		128,847,743
SPAIN — 2.10%
Abertis Infraestructuras SA	120,307	1,722,059
Acciona SA	6,970	539,928
Acerinox SA	35,777	490,842
ACS Actividades de Construccion y Servicios SA	36,989	1,138,460
Aena SAc	13,781	2,000,892
Almirall SA	21,741	350,083
Amadeus IT Holding SA Class A	84,943	3,923,902
Applus Services SA	44,161	504,213
Atresmedia Corp. de Medios de Comunicacion SA	27,011	306,795
Axiare Patrimonio SOCIMI SA	28,904	421,694
Banco Bilbao Vizcaya Argentaria SA	1,230,432	8,344,044
Banco de Sabadell SA	971,827	1,464,054
Banco Popular Espanol SAa	666,411	688,502
Banco Santander SA	2,725,471	15,165,953
Bankia SA	952,860	1,004,012
Bankinter SA	139,224	1,118,666
Bolsas y Mercados Espanoles SHMSF SA	298	9,402
CaixaBank SA	638,997	2,334,798
Cellnex Telecom SAa,c	42,953	610,878
Construcciones y Auxiliar de Ferrocarriles SA	8,342	338,972
Corp Financiera Alba SA	5,458	255,875
Distribuidora Internacional de Alimentacion SA	121,826	644,200

Security	Shares	Value
Ebro Foods SA	20,199	$416,935
Enagas SA	1,356	33,265
Endesa SA	59,667	1,228,062
Euskaltel SAc	44,074	406,338
Faes Farma SA	118,929	441,489
Ferrovial SA	92,938	1,682,338
Fomento de Construcciones y Contratas SAa,b	24,130	200,899
Gamesa Corp. Tecnologica SA	44,875	942,285
Gas Natural SDG SA	64,512	1,242,377
Grifols SA	60,954	1,305,603
Grupo Catalana Occidente SA	12,470	406,311
Hispania Activos Inmobiliarios SOCIMI SA	40,451	498,356
Iberdrola SA	1,008,236	6,356,731
Iberdrola SA New[b]	21,662	136,574
Indra Sistemas SAa,b	32,770	360,697
Industria de Diseno Textil SA	204,367	6,743,944
Inmobiliaria Colonial SA	63,717	467,966
International Consolidated Airlines Group SA	172,069	1,032,050
Liberbank SAb	182,289	201,925
Mapfre SA	243,792	737,705
Mediaset Espana Comunicacion SA	42,942	524,868
Merlin Properties SOCIMI SA	34,758	388,965
NH Hotel Group SAb	73,908	326,678
Prosegur Cia. de Seguridad SA	67,727	425,981
Red Electrica Corp. SA	3,720	66,454
Repsol SA	216,833	3,200,968
Talgo SAa,b,c	40,941	205,518
Tecnicas Reunidas SA	11,750	466,025
Telefonica SA	861,838	8,312,642
Viscofan SA	10,709	544,115
Zardoya Otis SA	38,875	327,695

		83,009,983
SWEDEN — 2.25%
AAK AB	6,924	459,799
AF AB Class B	24,208	483,518
Alfa Laval AB	58,113	1,084,932
Assa Abloy AB	193,539	3,666,384
Atlas Copco AB Class A	128,512	4,120,746
Atlas Copco AB Class B	73,371	2,128,545
Axfood AB	28,147	463,020
Betsson AB	29,847	257,102

SCHEDULES OF INVESTMENTS	101

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
BillerudKorsnas AB	36,219	$603,678
Boliden AB	59,099	1,724,645
Bonava AB Class Bb	28,366	436,445
Castellum AB	55,466	764,580
Clas Ohlson AB Class B	20,298	320,436
Electrolux AB Class B	48,200	1,281,974
Elekta AB Class Ba	78,262	707,721
Fabege AB	33,290	567,807
Fastighets AB Balder Class Bb	22,892	469,017
Fingerprint Cards AB Class Ba,b	68,917	418,235
Getinge AB Class B	46,516	752,421
Hennes & Mauritz AB Class B	178,793	5,113,280
Hexagon AB Class B	51,712	2,046,805
Hexpol AB	52,946	513,010
Holmen AB Class B	11,756	429,943
Hufvudstaden AB Class A	36,005	574,162
Husqvarna AB Class B	91,641	767,379
ICA Gruppen ABa	15,602	509,917
Industrivarden AB Class C	31,202	604,651
Indutrade AB	24,465	496,207
Intrum Justitia ABa	17,095	576,117
Investor AB Class B	83,680	3,339,887
JM AB	18,472	557,862
Kindred Group PLC	57,082	482,235
Kinnevik AB Class B	43,134	1,106,772
Kungsleden AB	66,989	431,824
L E Lundbergforetagen AB Class B	9,850	634,386
Lindab International AB	39,649	344,711
Loomis AB Class B	16,025	468,746
Lundin Petroleum ABb	41,221	889,343
Mekonomen AB	12,228	261,581
Millicom International Cellular SA SDR	12,283	607,855
Modern Times Group MTG AB Class B	14,062	434,008
NCC AB Class B	21,512	529,335
NetEnt AB	46,177	371,092
Nibe Industrier AB Class B	86,637	715,070
Nobia AB	29,809	268,368
Nordea Bank AB	570,381	6,896,823
Oriflame Holding AG	14,688	445,600
Peab AB	48,602	398,363
Ratos AB Class Ba	53,381	287,924
Saab AB	16,537	675,736

Security	Shares	Value
Sandvik AB	207,954	$2,807,103
Securitas AB Class B	66,408	1,057,472
Skandinaviska Enskilda Banken AB Class A	280,202	3,149,291
Skanska AB Class B	68,231	1,670,339
SKF AB Class B	76,975	1,549,785
SSAB AB Class Aa,b	75,756	311,461
SSAB AB Class Bb	69,764	234,872
Svenska Cellulosa AB SCA Class B	115,933	3,487,963
Svenska Handelsbanken AB Class A	287,651	4,297,522
Swedbank AB Class A	170,779	4,319,488
Swedish Match AB	38,728	1,260,866
Swedish Orphan Biovitrum ABa,b	41,424	529,789
Tele2 AB Class B	69,048	609,391
Telefonaktiebolaget LM Ericsson Class B	579,468	3,423,804
Telia Co. AB	456,022	1,850,359
Trelleborg AB Class B	47,508	986,399
Volvo AB Class B	290,563	3,716,132
Wallenstam AB Class B	58,676	461,133
Wihlborgs Fastigheter AB	26,272	501,902

		88,715,068
SWITZERLAND — 5.72%
ABB Ltd. Registered	342,725	8,139,111
Actelion Ltd. Registered	18,520	4,824,285
Adecco Group AG Registered	29,298	2,090,593
Allreal Holding AG Registered	4,267	649,608
ams AG	14,263	490,806
Aryzta AG	16,185	445,555
Ascom Holding AG Registered[a]	32,386	543,268
Baloise Holding AG Registered	8,874	1,142,305
Banque Cantonale Vaudoise Registered	620	424,184
Barry Callebaut AG Registered	461	570,059
Basilea Pharmaceutica AG Registered[a,b]	4,466	326,598
BKW AGa	9,592	485,628
Bucher Industries AG Registered	1,837	499,468
Burckhardt Compression Holding AGa	1,114	329,424
Cembra Money Bank AG	9,366	707,719
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	153	849,828

102	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
Chocoladefabriken Lindt & Sprungli AG Registered	20	$1,300,527
Cie. Financiere Richemont SA Class A Registered	96,906	7,533,641
Clariant AG Registered	47,702	893,989
Credit Suisse Group AG Registered	370,550	5,629,986
dormakaba Holding AG Class B	903	701,093
Dufry AG Registered[a,b]	9,000	1,283,499
EFG International AGa	22,528	136,776
Emmi AG	685	429,774
EMS-Chemie Holding AG Registered	1,567	810,024
Flughafen Zuerich AG	4,157	817,833
Forbo Holding AG Registered	339	467,989
Galenica AG Registered	759	832,392
GAM Holding AG	35,962	366,327
Gategroup Holding AG	7,577	405,115
Geberit AG Registered	6,799	2,905,391
Georg Fischer AG Registered	973	801,300
Givaudan SA Registered	1,664	3,000,462
Helvetia Holding AG Registered	1,189	673,076
Huber & Suhner AG Registered	8,702	543,324
Implenia AG Registered	7,340	549,793
Julius Baer Group Ltd.	39,570	1,854,568
Kudelski SA Bearer	26,873	493,008
Kuehne + Nagel International AG Registered	9,044	1,235,689
LafargeHolcim Ltd. Registered	83,554	4,480,039
Leonteq AGa	4,060	147,528
Logitech International SA Registered	33,424	957,053
Lonza Group AG Registered	10,104	1,852,639
Mobilezone Holding AGa	51,613	761,169
Mobimo Holding AG Registered	3,085	809,867
Myriad Group AGa,b	74,510	181,253
Nestle SA Registered	576,949	42,279,964
Novartis AG Registered	415,223	30,491,492
OC Oerlikon Corp. AG Registered	46,568	528,645
Panalpina Welttransport Holding AG Registered	3,463	428,224
Pargesa Holding SA Bearer	5,120	340,693
Partners Group Holding AG	3,494	1,766,301
PSP Swiss Property AG Registered	7,912	712,529

Security	Shares	Value
Roche Holding AG	130,188	$30,745,798
Schindler Holding AG Participation Certificates	5,120	975,634
Schindler Holding AG Registered	6,258	1,179,797
Schmolz + Bickenbach AG Registered[a,b]	331,153	221,529
Schweiter Technologies AG Bearer	454	513,546
SGS SA Registered	990	2,099,209
Sika AG Bearer	396	2,081,147
Sonova Holding AG Registered	10,003	1,322,107
St Galler Kantonalbank AG Registered	989	400,973
Straumann Holding AG Registered	2,207	890,316
Sulzer AG Registered	3,223	364,899
Sunrise Communications Group AGc	6,955	471,257
Swatch Group AG (The) Bearer	4,865	1,723,411
Swatch Group AG (The) Registered	13,708	958,699
Swiss Life Holding AG Registered	5,538	1,678,913
Swiss Prime Site AG Registered	13,119	1,094,358
Swiss Re AG	57,469	5,364,783
Swisscom AG Registered	4,161	1,834,619
Swissquote Group Holding SA Registered	17,040	417,969
Syngenta AG Registered	17,127	7,291,040
Tecan Group AG Registered	3,704	581,167
Temenos Group AG Registered	12,702	923,103
u-blox Holding AG	2,530	456,969
UBS Group AG	680,788	11,019,850
Valiant Holding AG Registered	5,008	533,490
Vontobel Holding AG Registered	7,695	431,703
Zurich Insurance Group AG	27,930	8,025,699

		225,523,396
TAIWAN — 2.92%
Acer Inc.	479,148	220,115
Advanced Semiconductor Engineering Inc.	1,164,000	1,273,694
Advantech Co. Ltd.	66,193	559,598
Airtac International Group	30,550	252,910
AmTRAN Technology Co. Ltd.	412,000	295,074
Asia Cement Corp.	421,329	359,553

SCHEDULES OF INVESTMENTS	103

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
Asustek Computer Inc.	125,000	$1,088,656
AU Optronics Corp.	1,757,000	723,068
BES Engineering Corp.	1,971,000	392,364
Capital Securities Corp.	1,304,000	374,402
Catcher Technology Co. Ltd.	119,000	968,066
Cathay Financial Holding Co. Ltd.	1,601,629	2,427,020
Chailease Holding Co. Ltd.	192,988	344,775
Chang Hwa Commercial Bank Ltd.	908,947	503,102
Cheng Loong Corp.	971,000	446,066
Cheng Shin Rubber Industry Co. Ltd.	393,500	780,824
Cheng Uei Precision Industry Co. Ltd.	187,000	218,344
Chicony Electronics Co. Ltd.	121,771	286,305
Chin-Poon Industrial Co. Ltd.	116,000	229,069
China Airlines Ltd.	847,000	253,997
China Bills Finance Corp.	1,031,000	432,516
China Development Financial Holding Corp.	2,039,000	519,084
China Life Insurance Co. Ltd./Taiwan	886,654	865,553
China Man-Made Fiber Corp.	1,172,800	333,739
China Petrochemical Development Corp.[b]	618,050	220,831
China Steel Chemical Corp.	55,000	214,940
China Steel Corp.	2,174,575	1,755,144
China Synthetic Rubber Corp.	357,270	324,262
Chipbond Technology Corp.	311,000	449,941
Chroma ATE Inc.	113,000	295,243
Chunghwa Telecom Co. Ltd.	673,000	2,189,945
CMC Magnetics Corp.[b]	2,857,044	323,566
Compal Electronics Inc.	657,000	395,089
Compeq Manufacturing Co. Ltd.	453,000	240,619
Coretronic Corp.	240,000	261,469
CTBC Financial Holding Co. Ltd.	3,189,980	1,811,448
CTCI Corp.	187,000	291,125
Delta Electronics Inc.	361,000	2,003,892
E Ink Holdings Inc.	274,000	216,780
E.Sun Financial Holding Co. Ltd.	1,442,633	849,122
Eclat Textile Co. Ltd.	35,260	365,581
Elan Microelectronics Corp.	271,000	296,539
Epistar Corp.[b]	230,000	172,430
Eternal Materials Co. Ltd.	231,394	250,617
EVA Airways Corp.	541,394	260,800

Security	Shares	Value
Everlight Electronics Co. Ltd.	132,000	$205,921
Far Eastern Department Stores Ltd.	308,702	159,541
Far Eastern International Bank	652,893	191,206
Far Eastern New Century Corp.	411,071	340,964
Far EasTone Telecommunications Co. Ltd.	283,000	671,703
Faraday Technology Corp.	234,400	240,412
Feng Hsin Steel Co. Ltd.	202,000	308,677
Feng TAY Enterprise Co. Ltd.	63,628	276,061
Firich Enterprises Co. Ltd.	95,450	181,180
First Financial Holding Co. Ltd.	1,695,542	943,891
FLEXium Interconnect Inc.	88,770	254,025
Formosa Chemicals & Fibre Corp.	599,660	1,851,818
Formosa Petrochemical Corp.	239,000	812,017
Formosa Plastics Corp.	744,040	2,141,020
Formosa Taffeta Co. Ltd.	124,000	119,071
Foxconn Technology Co. Ltd.	179,287	502,754
Fubon Financial Holding Co. Ltd.	1,263,000	2,038,786
Giant Manufacturing Co. Ltd.	60,000	392,395
Gigabyte Technology Co. Ltd.	201,000	262,904
Gloria Material Technology Corp.	663,408	444,445
Goldsun Building Materials Co. Ltd.	1,189,000	281,452
Grand Pacific Petrochemical	377,000	244,751
Great Wall Enterprise Co. Ltd.	270,000	248,070
Highwealth Construction Corp.	150,670	224,231
Hiwin Technologies Corp.	45,593	234,176
Hon Hai Precision Industry Co. Ltd.	2,887,462	7,710,093
Hotai Motor Co. Ltd.	51,000	582,467
HTC Corp.[b]	130,000	328,878
Hua Nan Financial Holdings Co. Ltd.	1,228,224	644,557
Huaku Development Co. Ltd.	160,000	313,405
Innolux Corp.	1,606,414	676,471
Inventec Corp.	512,000	383,845
Kenda Rubber Industrial Co. Ltd.	142,322	217,937
Kerry TJ Logistics Co. Ltd.	204,000	288,305
King Yuan Electronics Co. Ltd.	334,000	287,692
King’s Town Bank Co. Ltd.	326,000	297,441
Kinsus Interconnect Technology Corp.	75,000	171,792
Largan Precision Co. Ltd.	19,000	2,697,314

104	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
LCY Chemical Corp.	131,000	$184,928
Lite-On Technology Corp.	441,074	664,158
Makalot Industrial Co. Ltd.	58,712	217,271
MediaTek Inc.	272,970	1,859,220
Medigen Biotechnology Corp.[b]	4,000	9,137
Mega Financial Holding Co. Ltd.	2,022,941	1,503,686
Merida Industry Co. Ltd.	46,350	240,282
Micro-Star International Co. Ltd.	159,000	383,475
Microbio Co. Ltd.[b]	464,689	330,587
Mitac Holdings Corp.	222,894	244,966
Nan Ya Plastics Corp.	854,300	2,003,160
Nien Made Enterprise Co. Ltd.	35,000	326,597
Novatek Microelectronics Corp.	118,000	415,970
OBI Pharma Inc.[b]	22,000	203,535
Oriental Union Chemical Corp.	216,000	190,876
PChome Online Inc.	25,693	211,882
Pegatron Corp.	353,000	845,732
Pou Chen Corp.	379,000	478,193
Powertech Technology Inc.	155,000	422,781
President Chain Store Corp.	119,000	886,445
Prince Housing & Development Corp.	531,521	177,196
Qisda Corp.	672,000	350,514
Quanta Computer Inc.	499,000	1,012,455
Radiant Opto-Electronics Corp.	117,060	211,370
Radium Life Tech Co. Ltd.[b]	1,272,686	386,524
Realtek Semiconductor Corp.	111,020	386,052
Ruentex Development Co. Ltd.[b]	179,310	217,659
Ruentex Industries Ltd.	134,616	248,223
Shin Kong Financial Holding Co. Ltd.[b]	1,753,564	449,216
Shin Zu Shing Co. Ltd.	59,000	166,953
Shinkong Synthetic Fibers Corp.	914,000	274,381
Siliconware Precision Industries Co. Ltd.	536,377	816,218
Simplo Technology Co. Ltd.	80,000	238,627
Sino-American Silicon Products Inc.	401,000	509,150
SinoPac Financial Holdings Co. Ltd.	1,518,504	446,647
St. Shine Optical Co. Ltd.	11,000	208,097
Standard Foods Corp.	83,906	205,576
Synnex Technology International Corp.	276,600	287,665
Taichung Commercial Bank Co. Ltd.	508,763	149,483

Security	Shares	Value
TaiMed Biologics Inc.[b]	37,000	$189,450
Tainan Spinning Co. Ltd.	407,816	178,239
Taishin Financial Holding Co. Ltd.	1,352,956	509,312
Taiwan Business Bank	542,487	141,393
Taiwan Cement Corp.	607,000	685,504
Taiwan Cooperative Financial Holding Co. Ltd.	1,322,271	603,218
Taiwan Fertilizer Co. Ltd.	81,000	105,171
Taiwan Hon Chuan Enterprise Co. Ltd.	235,696	402,276
Taiwan Mobile Co. Ltd.	278,000	926,785
Taiwan Secom Co. Ltd.	79,105	219,806
Taiwan Semiconductor Manufacturing Co. Ltd.	4,655,000	27,547,454
Tatung Co. Ltd.[b]	934,000	499,091
Teco Electric and Machinery Co. Ltd.	321,000	288,783
Tong Hsing Electronic Industries Ltd.	52,000	196,580
Transcend Information Inc.	45,000	122,743
Tripod Technology Corp.	165,000	401,630
TSRC Corp.	173,100	199,629
TTY Biopharm Co. Ltd.	66,965	217,904
Tung Ho Steel Enterprise Corp.	372,000	252,185
Tung Thih Electronic Co. Ltd.	17,000	159,446
TXC Corp.	294,000	398,146
Uni-President Enterprises Corp.	921,292	1,572,421
Unimicron Technology Corp.	330,000	129,490
United Microelectronics Corp.	1,884,000	682,173
USI Corp.	570,000	290,037
Vanguard International Semiconductor Corp.	204,000	366,401
Walsin Lihwa Corp.	861,000	333,732
Waterland Financial Holdings Co. Ltd.	1,118,059	296,760
Win Semiconductors Corp.	91,953	275,161
Winbond Electronics Corp.	988,000	403,445
Wistron Corp.	520,387	442,427
Wistron NeWeb Corp.	109,500	312,298
WPG Holdings Ltd.	336,000	400,893
Yageo Corp.	127,073	308,095
YFY Inc.	771,000	268,101
Yuanta Financial Holding Co. Ltd.	1,681,238	665,072
Yulon Motor Co. Ltd.	123,000	108,105

SCHEDULES OF INVESTMENTS	105

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
Yungtay Engineering Co. Ltd.	168,000	$240,107
Zhen Ding Technology Holding Ltd.	83,050	173,275

		115,386,570
THAILAND — 0.57%
Advanced Info Service PCL NVDR	210,400	950,116
Airports of Thailand PCL NVDR	95,200	1,119,364
Bangchak Petroleum PCL (The) NVDR	226,200	226,457
Bangkok Bank PCL Foreign	58,600	302,070
Bangkok Dusit Medical Services PCL NVDR	1,038,700	654,903
Bangkok Expressway & Metro PCL	2,003,600	401,175
Banpu PCL NVDR	442,500	243,809
BEC World PCL NVDR	337,800	169,811
Berli Jucker PCL NVDR	331,700	471,031
BTS Group Holdings PCL NVDR	2,099,900	497,988
Bumrungrad Hospital PCL NVDR	91,100	463,133
Central Pattana PCL NVDR	413,000	662,724
Charoen Pokphand Foods PCL NVDR	614,800	497,637
CP ALL PCL NVDR	1,043,900	1,793,693
Delta Electronics Thailand PCL NVDR	141,900	345,581
Esso Thailand PCL NVDR[b]	583,800	190,676
Glow Energy PCL NVDR	173,100	383,465
Indorama Ventures PCL NVDR	337,900	335,885
IRPC PCL NVDR	2,823,300	416,960
Jasmine International PCL NVDR	850,400	212,540
Kasikornbank PCL Foreign	290,000	1,544,306
Kasikornbank PCL NVDR	65,600	351,196
Kiatnakin Bank PCL NVDR	167,600	271,321
Krung Thai Bank PCL NVDR	938,900	506,649
Minor International PCL NVDR	520,900	514,095
PTT Exploration & Production PCL NVDR	278,861	776,154
PTT Global Chemical PCL NVDR	418,400	805,072
PTT PCL NVDR	204,500	2,346,436
Siam Cement PCL (The) Foreign	84,500	1,214,342
Siam Cement PCL (The) NVDR	9,100	130,775
Siam Commercial Bank PCL (The) NVDR	370,900	1,590,625
Thai Airways International PCL NVDR[b]	216,600	132,261

Security	Shares	Value
Thai Oil PCL NVDR	229,500	$467,669
Thanachart Capital PCL NVDR	311,300	419,959
Tisco Financial Group PCL NVDR	154,400	267,492
True Corp. PCL NVDR	1,994,745	371,076
TTW PCL NVDR	1,062,100	322,762

		22,371,208
TURKEY — 0.24%
Akbank TAS	466,670	1,038,322
Anadolu Efes Biracilik ve Malt Sanayii AS	43,139	242,242
Arcelik AS	65,068	393,991
BIM Birlesik Magazalar AS	44,560	635,585
Coca-Cola Icecek AS	22,534	230,512
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	507,019	412,292
Eregli Demir ve Celik Fabrikalari TAS	349,651	538,088
Ford Otomotiv Sanayi AS	27,080	250,476
Haci Omer Sabanci Holding AS	198,009	523,430
KOC Holding AS	121,917	490,529
TAV Havalimanlari Holding AS	55,154	226,877
Tupras Turkiye Petrol Rafinerileri AS	26,419	573,467
Turk Hava Yollari AOb	173,071	253,967
Turk Telekomunikasyon AS	182,299	271,854
Turkcell Iletisim Hizmetleri ASb	194,164	583,209
Turkiye Garanti Bankasi AS	479,386	1,056,456
Turkiye Halk Bankasi AS	131,309	390,586
Turkiye Is Bankasi Class C	294,312	464,619
Turkiye Sinai Kalkinma Bankasi AS	414,732	158,188
Turkiye Sise ve Cam Fabrikalari AS	190,694	204,062
Turkiye Vakiflar Bankasi Tao Class Da	176,299	229,284
Ulker Biskuvi Sanayi AS	35,024	168,842
Yapi ve Kredi Bankasi ASb	187,594	190,309

		9,527,187
UNITED ARAB EMIRATES — 0.19%
Abu Dhabi Commercial Bank PJSC	401,752	780,993
Aldar Properties PJSC	659,668	459,787
Amlak Finance PJSC[b]	501,540	174,786
Arabtec Holding PJSC[b]	531,252	195,265

106	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
Dana Gas PJSC[b]	1,071,526	$157,539
Deyaar Development PJSC[b]	1,035,493	176,205
DP World Ltd.	32,047	605,688
Dubai Islamic Bank PJSC	222,397	360,277
Emaar Malls PJSC	426,216	293,590
Emaar Properties PJSC	724,556	1,465,722
Emirates Telecommunications Group Co. PJSC	343,401	1,673,576
First Gulf Bank PJSC	174,415	614,957
Gulf General Investment Co.[b]	2,074,012	293,069
National Bank of Abu Dhabi PJSC	140,735	398,498

		7,649,952
UNITED KINGDOM — 12.54%
3i Group PLC	176,358	1,553,133
AA PLC	122,400	375,585
Abcam PLC	50,597	521,025
Aberdeen Asset Management PLC	148,425	489,429
Admiral Group PLC	38,505	860,351
Aggreko PLC	47,864	606,393
Aldermore Group PLC[b]	65,484	180,424
Allied Minds PLC[b]	52,470	262,796
Amec Foster Wheeler PLC	71,573	397,913
Amerisur Resources PLC[a,b]	556,033	180,133
Anglo American PLC[b]	263,277	4,498,089
Antofagasta PLC	73,693	774,155
Arrow Global Group PLC	77,303	301,490
Ashmore Group PLC	84,027	327,715
Ashtead Group PLC	95,728	1,934,193
ASOS PLC[b]	11,193	741,554
Associated British Foods PLC	64,782	1,944,644
AstraZeneca PLC	235,825	12,443,245
Auto Trader Group PLC[c]	184,645	929,208
AVEVA Group PLC	18,230	437,374
Aviva PLC	717,039	4,302,149
B&M European Value Retail SA	130,422	492,744
Babcock International Group PLC	34,685	389,680
BAE Systems PLC	582,195	4,262,916
Balfour Beatty PLC	135,966	442,187
Barclays PLC	3,134,962	8,655,322
Barratt Developments PLC	181,311	1,089,669
BBA Aviation PLC	188,480	662,769
Beazley PLC	125,330	639,541
Bellway PLC	22,603	706,371

Security	Shares	Value
Berendsen PLC	42,233	$442,335
Berkeley Group Holdings PLC	24,378	858,759
BGEO Group PLC	10,929	406,994
BHP Billiton PLC	394,613	7,136,653
Big Yellow Group PLC	40,303	348,852
Bodycote PLC	47,903	401,377
Booker Group PLC	318,844	817,519
Bovis Homes Group PLC	28,328	294,204
BP PLC	3,504,121	20,845,766
Brewin Dolphin Holdings PLC	96,628	380,629
British American Tobacco PLC	345,949	21,324,517
British Land Co. PLC (The)	153,760	1,127,788
Britvic PLC	71,901	565,819
BT Group PLC	1,555,197	5,945,112
BTG PLC[b]	82,705	556,154
Bunzl PLC	60,306	1,584,946
Burberry Group PLC	81,655	1,684,775
Cairn Energy PLC[b]	141,524	403,821
Cape PLC	122,487	278,152
Capita PLC	120,952	761,610
Capital & Counties Properties PLC	135,574	463,939
Card Factory PLC	128,412	403,403
Carillion PLC[a]	131,214	355,748
Carnival PLC	35,026	1,867,527
Centamin PLC	281,895	556,095
Centrica PLC	995,706	2,809,802
Chemring Group PLC[b]	120,718	291,601
Chesnara PLC	90,682	410,713
Cineworld Group PLC	49,790	384,301
Close Brothers Group PLC	28,396	518,013
Cobham PLC	317,784	542,135
Coca-Cola European Partners PLC	42,132	1,454,749
Coca-Cola HBC AG	33,852	771,717
Compass Group PLC	305,008	5,418,278
Crest Nicholson Holdings PLC	56,247	358,068
Croda International PLC	22,594	951,687
CYBG PLC[b]	165,333	560,991
Daily Mail & General Trust PLC Class A NVS	55,660	485,279
Dairy Crest Group PLC	67,064	502,443
DCC PLC	15,892	1,278,599
De La Rue PLC	50,548	374,889
Debenhams PLC	343,850	227,330

SCHEDULES OF INVESTMENTS	107

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
Derwent London PLC	16,010	$496,908
Diageo PLC	463,531	12,850,121
Dialight PLC[b]	25,075	278,401
Dignity PLC	14,842	456,548
Diploma PLC	38,562	492,426
Direct Line Insurance Group PLC	232,723	1,039,401
Dixons Carphone PLC	182,302	724,530
Domino’s Pizza Group PLC	112,835	514,313
Drax Group PLC	85,997	400,746
DS Smith PLC	165,942	924,859
Dunelm Group PLC	28,007	239,602
easyJet PLC	30,362	362,885
Electrocomponents PLC	93,481	570,166
Elementis PLC	115,818	390,359
Enterprise Inns PLC[b]	200,988	335,044
Entertainment One Ltd.	85,480	248,100
esure Group PLC	148,928	376,981
Evraz PLC[b]	81,827	229,571
Experian PLC	174,470	3,356,167
Faroe Petroleum PLC[b]	200,033	252,920
Fenner PLC	130,723	517,646
Fevertree Drinks PLC	22,744	361,398
FirstGroup PLC[b]	294,264	384,652
Foxtons Group PLC	136,842	166,996
Fresnillo PLC	45,297	828,038
G4S PLC	283,847	911,340
Galliford Try PLC	20,723	351,706
Genus PLC	20,936	452,251
GKN PLC	292,164	1,262,241
GlaxoSmithKline PLC	901,444	17,329,159
Glencore PLC[b]	2,290,303	9,406,433
Go-Ahead Group PLC	12,973	366,088
Gocompare.Com Group PLC[b]	506,341	543,066
Grafton Group PLC[a]	45,390	333,494
Grainger PLC	169,141	507,307
Great Portland Estates PLC	55,898	435,665
Greencore Group PLC	169,929	504,539
Greene King PLC	50,257	430,585
Greggs PLC	35,327	432,005
GVC Holdings PLC	61,388	468,028
Halfords Group PLC	70,609	321,576
Halma PLC	73,708	857,772
Hammerson PLC	109,455	752,560
Hansteen Holdings PLC	126,550	175,134
Hargreaves Lansdown PLC	42,174	717,890

Security	Shares	Value
Hays PLC	254,329	$487,637
Helical PLC	61,413	227,349
Henderson Group PLC	203,359	557,744
Hikma Pharmaceuticals PLC	28,243	648,113
Hiscox Ltd.	60,175	776,746
Hochschild Mining PLC	67,611	209,676
Homeserve PLC	74,206	557,818
Hostelworld Group PLC[a,c]	66,738	172,964
Howden Joinery Group PLC	113,277	537,847
HSBC Holdings PLC	3,705,589	31,533,793
Hunting PLC	23,646	165,256
IG Group Holdings PLC	86,950	583,059
Imagination Technologies Group PLC[a,b]	78,618	236,146
IMI PLC	50,047	734,162
Imperial Brands PLC	176,230	8,144,703
Inchcape PLC	67,701	611,128
Indivior PLC	148,905	553,582
Informa PLC	148,372	1,217,068
Inmarsat PLC	84,538	646,652
InterContinental Hotels Group PLC	33,849	1,567,144
Intermediate Capital Group PLC	57,319	499,383
International Personal Finance PLC	113,540	249,264
Interserve PLC	48,758	198,596
Intertek Group PLC	29,766	1,270,257
Intu Properties PLC	102,596	348,893
Investec PLC	111,663	788,814
ITE Group PLC	185,029	363,145
ITV PLC	659,419	1,685,779
IWG PLC	127,734	401,273
J D Wetherspoon PLC	42,374	499,522
J Sainsbury PLC	262,854	852,867
Jackpotjoy PLC[b]	15,901	121,031
Jimmy Choo PLC[b]	85,327	157,268
John Wood Group PLC	68,391	721,038
Johnson Matthey PLC	33,714	1,378,931
JRP Group PLC	102,468	188,087
Jupiter Fund Management PLC	92,436	466,920
Just Eat PLC[b]	98,133	666,073
KAZ Minerals PLC[b]	53,581	317,031
Kcom Group PLC	304,345	342,693
Keller Group PLC	33,359	341,208
Kier Group PLC	24,746	429,635

108	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
Kingfisher PLC	391,529	$1,656,064
Ladbrokes Coral Group PLC	216,672	325,479
Laird PLC	122,324	255,082
Lancashire Holdings Ltd.	53,984	459,800
Land Securities Group PLC	130,121	1,627,231
Legal & General Group PLC	1,077,340	3,183,840
Lloyds Banking Group PLC	11,858,140	9,686,733
London Stock Exchange Group PLC	55,736	2,223,553
LondonMetric Property PLC	223,129	414,341
Lonmin PLC[b]	74,291	118,935
Lookers PLC	145,694	228,206
Majestic Wine PLC[a]	55,212	243,986
Man Group PLC	311,142	520,626
Marks & Spencer Group PLC	285,713	1,205,974
Marston’s PLC	197,257	326,839
Mediclinic International PLC	68,939	680,848
Meggitt PLC	133,471	701,737
Melrose Industries PLC	372,338	914,627
Merlin Entertainments PLC[c]	127,462	765,078
Metro Bank PLC[b]	12,642	529,474
Micro Focus International PLC	42,571	1,148,832
Mitchells & Butlers PLC	66,661	223,587
Mitie Group PLC	136,139	343,752
Mondi PLC	65,528	1,443,539
Moneysupermarket.com Group PLC	117,211	485,891
Morgan Advanced Materials PLC	106,810	404,746
National Express Group PLC	99,109	421,823
National Grid PLC	686,920	8,017,318
NEX Group PLC	69,482	502,201
Next PLC	25,956	1,250,696
Northgate PLC	64,529	412,821
Nostrum Oil & Gas PLC[b]	31,107	184,525
Ocado Group PLC[a,b]	113,396	355,803
Old Mutual PLC	905,910	2,367,211
On the Beach Group PLC[a,c]	39,695	128,846
Oxford Instruments PLC	25,365	225,456
Pagegroup PLC	74,460	404,128
Paragon Group of Companies PLC (The)	87,082	442,395
Paysafe Group PLC[b]	91,067	437,548
Pearson PLC	147,729	1,150,461
Pennon Group PLC	71,449	712,828
Persimmon PLC	56,933	1,381,693

Security	Shares	Value
Petra Diamonds Ltd.[b]	123,153	$234,268
Petrofac Ltd.	46,775	539,633
Phoenix Group Holdings	63,040	596,813
Playtech PLC	47,807	498,610
Plus500 Ltd.	43,565	224,718
Polypipe Group PLC	78,237	332,693
Premier Foods PLC[a,b]	325,841	162,951
Premier Oil PLC[b]	142,456	150,548
Provident Financial PLC	26,796	918,654
Prudential PLC	483,298	9,315,135
QinetiQ Group PLC	144,202	478,406
Randgold Resources Ltd.	8,236	699,934
Reckitt Benckiser Group PLC	115,442	9,881,970
Redcentric PLC	286,787	342,767
Redrow PLC	55,047	307,837
RELX PLC	197,789	3,540,971
Renishaw PLC	10,337	370,642
Rentokil Initial PLC	365,402	1,050,443
Restaurant Group PLC (The)	56,193	207,141
Rightmove PLC	17,377	878,853
Rio Tinto PLC	230,746	10,134,432
Rolls-Royce Holdings PLC	343,216	2,882,267
Rotork PLC	165,741	532,557
Royal Bank of Scotland Group PLC[b]	651,375	1,817,641
Royal Dutch Shell PLC Class A	804,565	21,737,504
Royal Dutch Shell PLC Class B	707,371	19,903,595
Royal Mail PLC	145,963	755,846
RPC Group PLC	64,427	868,106
RPS Group PLC	114,415	327,476
RSA Insurance Group PLC	184,715	1,332,757
Saga PLC	215,858	501,863
Sage Group PLC (The)	194,098	1,496,914
Savills PLC	40,224	392,448
Schroders PLC	19,869	733,418
Segro PLC	124,435	722,486
Senior PLC	116,184	289,273
Serco Group PLC[b]	221,047	400,463
Severn Trent PLC	42,813	1,222,691
Shaftesbury PLC	45,315	499,700
Shanks Group PLC	271,459	324,447
Shawbrook Group PLC[b,c]	44,992	141,511
Shire PLC	169,781	9,354,681
SIG PLC	190,441	246,303
Sirius Minerals PLC[a,b]	904,567	207,692

SCHEDULES OF INVESTMENTS	109

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
Sky PLC	180,767	$2,276,505
Smith & Nephew PLC	158,536	2,359,544
Smiths Group PLC	69,786	1,317,845
SOCO International PLC	94,126	182,071
Sophos Group PLC[c]	83,708	288,768
Spectris PLC	22,413	681,541
Spirax-Sarco Engineering PLC	14,557	788,425
Spire Healthcare Group PLC[c]	74,354	292,421
Sports Direct International PLC[a,b]	65,462	233,896
SSE PLC	173,316	3,246,749
SSP Group PLC	120,036	590,327
ST Modwen Properties PLC	81,279	325,894
St. James’s Place PLC	93,064	1,253,968
Stagecoach Group PLC	107,733	283,547
Standard Chartered PLC[b]	608,322	5,924,422
Standard Life PLC	350,805	1,525,740
Stobart Group Ltd.	168,767	380,063
Stock Spirits Group PLC	113,521	252,793
SuperGroup PLC	13,890	261,776
Synthomer PLC	78,941	447,715
TalkTalk Telecom Group PLC	132,951	261,771
Tate & Lyle PLC	114,806	968,453
Taylor Wimpey PLC	584,359	1,228,490
Ted Baker PLC	8,374	299,414
Telford Homes PLC[a]	97,188	404,416
Tesco PLC[b]	1,531,929	3,750,566
TP ICAP PLC	120,299	703,315
Travis Perkins PLC	44,510	813,652
TUI AG	92,512	1,352,445
Tullow Oil PLC[a,b]	171,591	635,331
UBM PLC	74,486	660,193
UDG Healthcare PLC	61,341	494,680
Ultra Electronics Holdings PLC	19,834	460,885
Unilever PLC	237,112	9,627,979
UNITE Group PLC (The)	56,490	416,826
United Utilities Group PLC	121,182	1,398,050
Vectura Group PLC[a,b]	199,466	326,986
Vesuvius PLC	74,001	439,622
Victrex PLC	17,388	415,641
Virgin Money Holdings UK PLC	56,194	220,223
Vodafone Group PLC	4,820,133	11,785,796
Weir Group PLC (The)	41,612	1,049,659
WH Smith PLC	28,397	582,338
Whitbread PLC	31,798	1,570,200
William Hill PLC	169,220	551,187

Security	Shares	Value
Wm Morrison Supermarkets PLC	386,192	$1,147,135
Wolseley PLC	45,649	2,818,141
Workspace Group PLC	33,011	313,560
Worldpay Group PLC[c]	334,943	1,204,760
WPP PLC	232,753	5,399,724
WS Atkins PLC	19,893	365,650

		495,023,907

TOTAL COMMON STOCKS
(Cost: $3,814,056,091)		3,866,322,333

INVESTMENT COMPANIES — 0.32%

RUSSIA — 0.32%
iShares MSCI Russia Capped ETF[e]	374,715	12,624,148

		12,624,148

TOTAL INVESTMENT COMPANIES
(Cost: $11,223,402)		12,624,148

PREFERRED STOCKS — 1.25%

BRAZIL — 0.68%
Banco Bradesco SA	521,181	5,418,181
Braskem SA Class A	29,000	300,008
Centrais Eletricas Brasileiras SA Class B	40,400	317,374
Cia. Brasileira de Distribuicao	30,300	558,134
Cia. Energetica de Minas Gerais	143,002	415,533
Cia. Paranaense de Energia Class B	21,100	215,665
Gerdau SA	177,000	686,515
Itau Unibanco Holding SA	604,060	7,151,662
Itausa-Investimentos Itau SA	726,881	2,144,512
Lojas Americanas SA	128,720	684,635
Metalurgica Gerdau SA	122,400	218,693
Petroleo Brasileiro SA	729,800	3,484,906
Randon SA Implemetos e Participacoes	135,225	168,094
Suzano Papel e Celulose SA Class A	87,600	373,187
Telefonica Brasil SA	83,200	1,234,464
Usinas Siderurgicas de Minas Gerais SA Class A	84,400	140,870
Vale SA	353,375	3,432,134

		26,944,567

110	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Security	Shares	Value
CHILE — 0.02%
Embotelladora Andina SA Class B	45,323	$164,373
Sociedad Quimica y Minera de Chile SA Series B	19,019	617,461

		781,834
COLOMBIA — 0.03%
Bancolombia SA	84,779	800,650
Grupo Aval Acciones y Valores SA	598,013	244,880

		1,045,530
GERMANY — 0.34%
Bayerische Motoren Werke AG	8,441	632,624
Draegerwerk AG & Co. KGaA	2,601	228,133
Fuchs Petrolub SE	10,872	496,881
Henkel AG & Co. KGaA	31,269	3,808,405
Jungheinrich AG	12,398	381,255
Porsche Automobil Holding SE	27,942	1,675,929
Sartorius AG	7,577	532,250
Schaeffler AG	30,241	489,241
Volkswagen AG	34,173	5,314,338

		13,559,056
ITALY — 0.03%
Intesa Sanpaolo SpA	231,523	510,422
Telecom Italia SpA/Milano	1,077,953	770,611

		1,281,033
SOUTH KOREA — 0.15%
AmorePacific Corp.	1,628	251,464
Hyundai Motor Co.	2,948	236,175
Hyundai Motor Co. Series 2	5,985	493,900
LG Chem Ltd.	1,096	161,274
LG Household & Health Care Ltd.	394	179,353
Samsung Electronics Co. Ltd.	3,283	4,438,166

		5,760,332

TOTAL PREFERRED STOCKS
(Cost: $43,880,414)		49,372,352

RIGHTS — 0.00%

BRAZIL — 0.00%
Iochpe Maxion SAb	13,845	1,761
Multiplan Empreendimentos Imobiliarios SAb	994	1,409

		3,170

Security	Shares	Value
FRANCE — 0.00%
Elis SAa,b	23,590	$24,295

		24,295
SOUTH KOREA — 0.00%
Korean Air Lines Co. Ltd.[b]	2,505	11,963
Samsung Securities Co. Ltd.[b]	1,516	7,958

		19,921
SPAIN — 0.00%
ACS Actividades de Construccion y Servicios SAb	36,156	16,255

		16,255

TOTAL RIGHTS
(Cost: $17,181)		63,641

SHORT-TERM INVESTMENTS — 2.51%

MONEY MARKET FUNDS — 2.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[f,g,h]	93,272,974	93,300,956
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[f,g]	5,698,794	5,698,794

		98,999,750

TOTAL SHORT-TERM INVESTMENTS
(Cost: $98,979,429)		98,999,750

TOTAL INVESTMENTS IN SECURITIES — 102.05%
(Cost: $3,968,156,517)[i]		4,027,382,224
Other Assets, Less Liabilities — (2.05)%		(81,012,750)

NET ASSETS — 100.00%		$3,946,369,474

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[i]	The cost of investments for federal income tax purposes was $4,009,818,663. Net unrealized appreciation was $17,563,561, of which $268,471,074 represented gross unrealized appreciation on securities and $250,907,513 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	111

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended January 31, 2017, for purposes of Section 2a(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Russia Capped ETF	683,430	33,000	(341,715)[a]	374,715	$12,624,148	$274,284	$—

[a]	Reflects 341,715 shares from a one-for-two reverse stock split.

Schedule 2 — Futures Contracts (Note 5)

Futures contracts outstanding as of January 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
MSCI EAFE E-Mini	134	Mar. 2017	ICE Futures U.S.	$11,299,943	$11,580,280	$280,337
MSCI Emerging Markets E-Mini	70	Mar. 2017	ICE Futures U.S.	3,076,829	3,202,850	126,021

						$406,358

112	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,865,703,209	$454,334	$164,790	$3,866,322,333
Investment companies	12,624,148	—	—	12,624,148
Preferred stocks	49,372,352	—	—	49,372,352
Rights	43,720	19,921	—	63,641
Money market funds	98,999,750	—	—	98,999,750

Total	$4,026,743,179	$474,255	$164,790	$4,027,382,224

Derivative financial instruments[a]:
Assets:
Futures contracts	$406,358	$—	$—	$406,358

Total	$406,358	$—	$—	$406,358

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	113

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2017

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI Pacific ETF

ASSETS
Investments, at cost:
Unaffiliated	$17,916,571,906	$1,138,644,438	$824,453,301
Affiliated (Note 2)	306,670,983	8,970,669	8,609,088

Total cost of investments	$18,223,242,889	$1,147,615,107	$833,062,389

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$17,927,552,913	$1,063,299,678	$851,883,811
Affiliated (Note 2)	306,732,168	8,972,817	8,610,843

Total fair value of investments	18,234,285,081	1,072,272,495	860,494,654
Foreign currency, at value[b]	5,929,148	1,552,514	847,832
Cash pledged to broker	3,873,000	—	—
Receivables:
Due from custodian (Note 4)	516,621	—	—
Dividends and interest	13,788,357	541,584	1,064,987
Futures variation margin	119,860	—	—
Tax reclaims	12,233,143	1,700,281	—
Foreign withholding tax claims (Note 9)	1,124,693	136,661	—

Total Assets	18,271,869,903	1,076,203,535	862,407,473

LIABILITIES
Payables:
Investment securities purchased	516,621	—	1,373
Collateral for securities on loan (Note 1)	259,150,608	8,527,873	8,210,571
Capital shares redeemed	—	—	881,201
Professional fees (Note 9)	11,247	1,367	—
Investment advisory fees (Note 2)	1,146,736	89,830	73,239

Total Liabilities	260,825,212	8,619,070	9,166,384

NET ASSETS	$18,011,044,691	$1,067,584,465	$853,241,089

Net assets consist of:
Paid-in capital	$18,138,741,451	$1,145,401,377	$831,275,929
Undistributed (distributions in excess of) net investment income	(24,795,085)	446,533	(3,288,943)
Accumulated net realized loss	(115,929,956)	(2,903,240)	(2,247,465)
Net unrealized appreciation (depreciation)	13,028,281	(75,360,205)	27,501,568

NET ASSETS	$18,011,044,691	$1,067,584,465	$853,241,089

Shares outstanding[c]	325,000,000	25,600,000	16,700,000

Net asset value per share	$55.42	$41.70	$51.09

[a]	Securities on loan with values of $232,848,992, $8,105,310 and $7,389,569, respectively. See Note 1.
[b]	Cost of foreign currency: $5,847,566, $1,527,225 and $815,291, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

114	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2017

iShares Core MSCI Total International Stock ETF (Consolidated)

ASSETS
Investments, at cost:
Unaffiliated	$3,857,953,686
Affiliated (Note 2)	110,202,831

Total cost of investments	$3,968,156,517

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,915,758,326
Affiliated (Note 2)	111,623,898

Total fair value of investments	4,027,382,224
Foreign currency, at value[b]	4,840,091
Cash pledged to broker	319,951
Cash	100,255
Receivables:
Due from custodian (Note 4)	16,545
Dividends and interest	4,652,424
Capital shares sold	1,381,183
Futures variation margin	406,358
Tax reclaims	2,267,093
Foreign withholding tax claims (Note 9)	169,166

Total Assets	4,041,535,290

LIABILITIES
Payables:
Investment securities purchased	1,535,908
Collateral for securities on loan (Note 1)	93,278,861
Foreign taxes (Note 1)	184
Professional fees (Note 9)	1,692
Investment advisory fees (Note 2)	349,171

Total Liabilities	95,165,816

NET ASSETS	$3,946,369,474

Net assets consist of:
Paid-in capital	$3,968,538,842
Distributions in excess of net investment income	(3,698,081)
Accumulated net realized loss	(78,205,876)
Net unrealized appreciation	59,734,589

NET ASSETS	$3,946,369,474

Shares outstanding[c]	75,300,000

Net asset value per share	$52.41

[a]	Securities on loan with a value of $87,537,760. See Note 1.
[b]	Cost of foreign currency: $4,771,541.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	115

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2017

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI Pacific ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$134,828,172	$8,161,828	$9,873,309
Dividends — affiliated (Note 2)	85,740	845	515
Securities lending income — affiliated — net (Note 2)	3,353,418	172,977	147,281
Foreign withholding tax claims (Note 9)	1,124,693	136,661	—

Total investment income	139,392,023	8,472,311	10,021,105

EXPENSES
Investment advisory fees (Note 2)	6,503,778	507,504	431,441
Professional fees (Note 9)	11,247	1,367	—

Total expenses	6,515,025	508,871	431,441

Net investment income	132,876,998	7,963,440	9,589,664

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,187,658)	(1,168,595)	(1,120,653)
Investments — affiliated (Note 2)	(4,176)	128	335
In-kind redemptions — unaffiliated	—	4,215,753	7,979,320
Futures contracts	1,419,008	—	—
Foreign currency transactions	(5,367,775)	2,133	(599,390)
Realized gain distributions from affiliated funds	3,508	98	85

Net realized gain (loss)	(9,137,093)	3,049,517	6,259,697

Net change in unrealized appreciation/depreciation on:
Investments	452,789,034	21,884,348	21,897,234
Futures contracts	(859,516)	—	—
Translation of assets and liabilities in foreign currencies	208,050	7,214	50,569

Net change in unrealized appreciation/depreciation	452,137,568	21,891,562	21,947,803

Net realized and unrealized gain	443,000,475	24,941,079	28,207,500

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$575,877,473	$32,904,519	$37,797,164

[a]	Net of foreign withholding tax of $7,465,772, $353,095 and $620,124, respectively.

See notes to financial statements.

116	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2017

iShares Core MSCI Total International Stock ETF (Consolidated)

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$30,061,531
Dividends — affiliated (Note 2)	290,932
Securities lending income — affiliated — net (Note 2)	739,497
Foreign withholding tax claims (Note 9)	169,166

31,261,126
Less: Other foreign taxes (Note 1)	(56,203)

Total investment income	31,204,923

EXPENSES
Investment advisory fees (Note 2)	1,917,695
Mauritius income taxes (Note 1)	11,374
Professional fees (Note 9)	1,692
Commitment fees (Note 8)	1,560
Interest expense (Note 8)	637

Total expenses	1,932,958
Less investment advisory fees waived (Note 2)	(33,287)

Net expenses	1,899,671

Net investment income	29,305,252

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated[b]	(5,968,903)
Investments — affiliated (Note 2)	1,774
Futures contracts	264,833
Foreign currency transactions	(1,189,489)
Realized gain distributions from affiliated funds	183

Net realized loss	(6,891,602)

Net change in unrealized appreciation/depreciation on:
Investments	115,672,938
Futures contracts	61,890
Translation of assets and liabilities in foreign currencies	129,741

Net change in unrealized appreciation/depreciation	115,864,569

Net realized and unrealized gain	108,972,967

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$138,278,219

[a]	Net of foreign withholding tax of $2,501,868.
[b]	Net of foreign capital gains taxes of $1,418.

See notes to financial statements.

FINANCIAL STATEMENTS	117

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core MSCI EAFE ETF		iShares Core MSCI Europe ETF
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$132,876,998	$296,545,861	$7,963,440	$29,955,009
Net realized gain (loss)	(9,137,093)	(79,389,571)	3,049,517	(1,468,049)
Net change in unrealized appreciation/depreciation	452,137,568	(483,855,846)	21,891,562	(103,011,484)

Net increase (decrease) in net assets resulting from operations	575,877,473	(266,699,556)	32,904,519	(74,524,524)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(168,117,848)	(288,935,847)	(8,513,778)	(29,192,551)

Total distributions to shareholders	(168,117,848)	(288,935,847)	(8,513,778)	(29,192,551)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,643,700,379	6,125,773,247	144,699,393	473,276,868
Cost of shares redeemed	—	—	(61,916,853)	(106,116,186)

Net increase in net assets from capital share transactions	5,643,700,379	6,125,773,247	82,782,540	367,160,682

INCREASE IN NET ASSETS	6,051,460,004	5,570,137,844	107,173,281	263,443,607

NET ASSETS
Beginning of period	11,959,584,687	6,389,446,843	960,411,184	696,967,577

End of period	$18,011,044,691	$11,959,584,687	$1,067,584,465	$960,411,184

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(24,795,085)	$10,445,765	$446,533	$996,871

SHARES ISSUED AND REDEEMED
Shares sold	104,200,000	113,100,000	3,600,000	11,200,000
Shares redeemed	—	—	(1,500,000)	(2,700,000)

Net increase in shares outstanding	104,200,000	113,100,000	2,100,000	8,500,000

See notes to financial statements.

118	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Core MSCI Pacific ETF		iShares Core MSCI Total International Stock ETF (Consolidated)
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,589,664	$15,522,877	$29,305,252	$55,614,664
Net realized gain (loss)	6,259,697	(5,198,857)	(6,891,602)	(54,048,218)
Net change in unrealized appreciation/depreciation	21,947,803	(3,711,817)	115,864,569	(59,844,058)

Net increase (decrease) in net assets resulting from operations	37,797,164	6,612,203	138,278,219	(58,277,612)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,307,705)	(15,878,928)	(37,279,416)	(53,593,530)

Total distributions to shareholders	(13,307,705)	(15,878,928)	(37,279,416)	(53,593,530)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	86,238,290	247,470,886	1,302,704,548	1,107,238,960
Cost of shares redeemed	(35,862,165)	(22,862,794)	—	(148,568,354)

Net increase in net assets from capital share transactions	50,376,125	224,608,092	1,302,704,548	958,670,606

INCREASE IN NET ASSETS	74,865,584	215,341,367	1,403,703,351	846,799,464

NET ASSETS
Beginning of period	778,375,505	563,034,138	2,542,666,123	1,695,866,659

End of period	$853,241,089	$778,375,505	$3,946,369,474	$2,542,666,123

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(3,288,943)	$429,098	$(3,698,081)	$4,276,083

SHARES ISSUED AND REDEEMED
Shares sold	1,700,000	5,200,000	25,400,000	22,300,000
Shares redeemed	(700,000)	(500,000)	—	(3,400,000)

Net increase in shares outstanding	1,000,000	4,700,000	25,400,000	18,900,000

See notes to financial statements.

FINANCIAL STATEMENTS	119

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core MSCI EAFE ETF
	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Period from Oct. 18, 2012[a] to Jul. 31, 2013
Net asset value, beginning of period	$54.16	$59.33	$60.82	$54.10	$48.62

Income from investment operations:
Net investment income[b]	0.52 [c]	1.72	1.83	2.21	1.51
Net realized and unrealized gain (loss)[d]	1.33	(5.46)	(1.77)	6.22	4.92

Total from investment operations	1.85	(3.74)	0.06	8.43	6.43

Less distributions from:
Net investment income	(0.59)	(1.43)	(1.55)	(1.71)	(0.95)

Total distributions	(0.59)	(1.43)	(1.55)	(1.71)	(0.95)

Net asset value, end of period	$55.42	$54.16	$59.33	$60.82	$54.10

Total return	3.45%[e]	(6.24)%	0.16%	15.62%	13.34%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$18,011,045	$11,959,585	$6,389,447	$2,475,223	$881,841
Ratio of expenses to average net assets[f]	0.09%	0.12%	0.12%	0.13%	0.05%
Ratio of expenses to average net assets prior to waived fees[f]	n/a	n/a	0.12%	0.14%	0.14%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 9)[f]	0.09%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[f]	1.89%[c]	3.22%	3.12%	3.67%	3.63%
Portfolio turnover rate[g]	0%[h]	2%	5%	3%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 9), which resulted in the following increases for the six months ended January 31, 2017:
•	Net investment income per share by $0.01.
•	Ratio of net investment income to average net assets by 0.01%.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Rounds to less than 1%.

See notes to financial statements.

120	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core MSCI Europe ETF
	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Period from Jun. 10, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$40.87	$46.46	$47.67	$50.07

Income from investment operations:
Net investment income[b]	0.34	1.45	1.69	0.12
Net realized and unrealized gain (loss)[c]	0.84	(5.81)	(1.72)	(2.52)

Total from investment operations	1.18	(4.36)	(0.03)	(2.40)

Less distributions from:
Net investment income	(0.35)	(1.23)	(1.18)	—

Total distributions	(0.35)	(1.23)	(1.18)	—

Net asset value, end of period	$41.70	$40.87	$46.46	$47.67

Total return	2.92%[d]	(9.39)%	(0.03)%	(4.79)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,067,584	$960,411	$696,968	$52,433
Ratio of expenses to average net assets[e]	0.11%	0.11%	0.05%	0.05%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	0.12%	0.14%	0.14%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 9)[e]	0.11%	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	1.68%[f]	3.51%	3.68%	1.70%
Portfolio turnover rate[g]	1%	3%	1%	0%[h]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 9), which resulted in the following increases for the six months ended January 31, 2017:
•	Ratio of net investment income to average net assets by 0.03%.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	121

Financial Highlights (Continued)

iSHARES®TRUST

(For a share outstanding throughout each period)

	iShares Core MSCI Pacific ETF
	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Period from Jun. 10, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$49.58	$51.18	$51.98	$49.97

Income from investment operations:
Net investment income[b]	0.60	1.18	1.29	0.07
Net realized and unrealized gain (loss)[c]	1.71	(1.66)	(1.03)	1.94

Total from investment operations	2.31	(0.48)	0.26	2.01

Less distributions from:
Net investment income	(0.80)	(1.12)	(1.06)	—

Total distributions	(0.80)	(1.12)	(1.06)	—

Net asset value, end of period	$51.09	$49.58	$51.18	$51.98

Total return	4.73%[d]	(0.79)%	0.58%	4.02%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$853,241	$778,376	$563,034	$10,396
Ratio of expenses to average net assets[e]	0.11%	0.11%	0.05%	0.05%
Ratio of expenses to average net assets prior to waived fees[e]	n/a	0.13%	0.14%	0.14%
Ratio of net investment income to average net assets[e]	2.38%	2.52%	2.53%	0.98%
Portfolio turnover rate[f]	1%	6%	4%	0%[g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

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Financial Highlights (Continued)

iSHARES®TRUST

(For a share outstanding throughout each period)

	iShares Core MSCI Total International Stock ETF (Consolidated)
	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Period from Oct. 18, 2012[a] to Jul. 31, 2013
Net asset value, beginning of period	$50.96	$54.71	$58.79	$51.89	$49.15

Income from investment operations:
Net investment income[b]	0.47	1.46	1.59	1.99	1.22
Net realized and unrealized gain (loss)[c]	1.53	(3.88)	(4.25)	6.20	2.57

Total from investment operations	2.00	(2.42)	(2.66)	8.19	3.79

Less distributions from:
Net investment income	(0.55)	(1.33)	(1.42)	(1.29)	(1.05)

Total distributions	(0.55)	(1.33)	(1.42)	(1.29)	(1.05)

Net asset value, end of period	$52.41	$50.96	$54.71	$58.79	$51.89

Total return	3.97%[d]	(4.31)%	(4.52)%	15.82%	7.81%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,946,369	$2,542,666	$1,695,867	$793,654	$108,967
Ratio of expenses to average net assets[e]	0.12%	0.14%	0.14%	0.15%	0.05%
Ratio of expenses to average net assets prior to waived fees[e]	0.12%	0.14%	0.15%	0.16%	0.16%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 9)[e]	0.12%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	1.82%[f]	2.95%	2.86%	3.46%	3.03%
Portfolio turnover rate[g]	1%	7%	4%	4%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 9), which resulted in the following increases for the six months ended January 31, 2017:
•	Ratio of net investment income to average net assets by 0.01%.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the six months ended January 31, 2017, the years ended July 31, 2016, July 31, 2015, July 31, 2014 and the period ended July 31, 2013, were 1%, 6%, 4%, 4% and 5%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	123

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core MSCI EAFE	Diversified
Core MSCI Europe	Diversified
Core MSCI Pacific	Diversified
Core MSCI Total International Stock	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

The iShares Core MSCI Total International Stock ETF carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests in Indian securities included in the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Fund include the accounts of the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation

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iSHARES® TRUST

Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

NOTES TO FINANCIAL STATEMENTS	125

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign

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iSHARES® TRUST

taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

The iShares Core MSCI Total International Stock ETF conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. Taxes on income, if any, are paid by the Subsidiary and are disclosed in the consolidated statements of operations. Any dividends paid by a Subsidiary to the Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

On May 10, 2016, India and Mauritius signed an amendment to the DTAA. The amendment provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied. Tax laws in India also include provisions that impose Indian tax on certain indirect transfers of shares of Indian companies. However, until such time that India provides more definitive authoritative guidance on the indirect transfer rules, the impact to the Fund, if any, cannot be determined. Management is continuing to monitor and assess the impact to the Fund arising from the DTAA amendment and the indirect transfer rules.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

NOTES TO FINANCIAL STATEMENTS	127

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

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iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Core MSCI EAFE
Barclays Capital Inc.	$1,446,636	$1,446,636	$—
BNP Paribas New York Branch	66,586	66,586	—
BNP Paribas Prime Brokerage Inc.	302,584	302,584	—
Citigroup Global Markets Inc.	10,471,123	10,471,123	—
Credit Suisse Securities (USA) LLC	24,924,045	24,924,045	—
Deutsche Bank Securities Inc.	9,411,862	9,411,862	—
Goldman Sachs & Co.	61,891,803	61,891,803	—
HSBC Bank PLC	1,795,371	1,795,371	—
Jefferies LLC	434,327	434,327	—
JPMorgan Securities LLC	22,519,482	22,519,482	—
Macquarie Bank Limited	1,989,596	1,989,596	—
Merrill Lynch, Pierce, Fenner & Smith	9,431,356	9,431,356	—
Morgan Stanley & Co. LLC	53,174,411	53,174,411	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	816,431	816,431	—
National Financial Services LLC	55,268	55,268	—
Nomura Securities International Inc.	9,125,630	9,125,630	—
SEB Securities Inc.	295,974	295,974	—
SG Americas Securities LLC	785,667	785,667	—
State Street Bank & Trust Company	9,935,782	9,935,782	—
UBS AG	8,398,419	8,398,419	—
UBS Securities LLC	4,182,035	4,182,035	—
Wells Fargo Securities LLC	1,394,604	1,394,604	—

	$232,848,992	$232,848,992	$—

Core MSCI Europe
Citigroup Global Markets Inc.	$1,547,319	$1,547,319	$—
Credit Suisse Securities (USA) LLC	1,735,329	1,735,329	—
Deutsche Bank Securities Inc.	756,735	756,735	—
HSBC Bank PLC	253,316	253,316	—
Jefferies LLC	13,996	13,996	—
JPMorgan Securities LLC	1,740,716	1,740,716	—
Merrill Lynch, Pierce, Fenner & Smith	483,697	483,697	—
Nomura Securities International Inc.	236,208	236,208	—
SEB Securities Inc.	94,613	94,613	—
State Street Bank & Trust Company	1,243,381	1,243,381	—

	$8,105,310	$8,105,310	$—

NOTES TO FINANCIAL STATEMENTS	129

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Core MSCI Pacific
Citigroup Global Markets Inc.	$228,930	$228,930	$—
Credit Suisse Securities (USA) LLC	1,432,273	1,432,273	—
Deutsche Bank Securities Inc.	418,955	418,955	—
JPMorgan Securities LLC	1,865,744	1,865,744	—
Macquarie Bank Limited	72,741	72,741	—
Merrill Lynch, Pierce, Fenner & Smith	520,313	520,313	—
Nomura Securities International Inc.	1,701,946	1,701,946	—
State Street Bank & Trust Company	1,148,667	1,148,667	—

	$7,389,569	$7,389,569	$—

Core MSCI Total International Stock
Barclays Capital Inc.	$10,189,986	$10,189,986	$—
BNP Paribas Prime Brokerage Inc.	20,898	20,605	(293)
BNP Paribas Prime Brokerage International Ltd.	462,048	462,048	—
Citigroup Global Markets Inc.	4,536,899	4,536,899	—
Credit Suisse Securities (USA) LLC	6,387,644	6,387,644	—
Deutsche Bank Securities Inc.	3,869,575	3,869,575	—
HSBC Bank PLC	1,260,004	1,260,004	—
Jefferies LLC	402,838	402,838	—
JPMorgan Securities LLC	4,972,279	4,972,279	—
Macquarie Bank Limited	559,595	559,595	—
Merrill Lynch, Pierce, Fenner & Smith	4,257,326	4,257,326	—
Morgan Stanley & Co. International PLC	906,744	906,744	—
Morgan Stanley & Co. LLC	23,502,745	23,502,745	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,174,652	3,174,652	—
Nomura Securities International Inc.	1,074,944	1,074,944	—
SEB Securities Inc.	131,510	131,510	—
SG Americas Securities LLC	881,513	881,513	—
State Street Bank & Trust Company	15,599,206	15,599,206	—
Timber Hill LLC	23,714	23,714	—
UBS AG	3,469,327	3,469,327	—
UBS Securities LLC	821,646	821,646	—
Wells Fargo Securities LLC	1,032,667	1,032,667	—

	$87,537,760	$87,537,467	$(293)

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for

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iSHARES® TRUST

substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

With respect to the iShares Core MSCI Total International Stock ETF, the Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the iShares Core MSCI EAFE ETF, BFA is entitled to an annual investment advisory fee of 0.08% based on the average daily net assets of the Fund. Prior to October 5, 2016, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.12% based on the average daily net assets of the Fund.

For its investment advisory services to each of the iShares Core MSCI Europe and iShares Core MSCI Pacific ETFs, BFA is entitled to an annual investment advisory fee of 0.10% based on the average daily net assets of each Fund. Prior to October 5, 2016, for its investment advisory services to each of these Funds, BFA was entitled to an investment advisory fee of 0.12% based on the average daily net assets of each Fund.

For its investment advisory services to the iShares Core MSCI Total International Stock ETF, BFA is entitled to an annual investment advisory fee of 0.11% based on the average daily net assets of the Fund. Prior to October 5, 2016, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.14% based on the average daily net assets of the Fund. In addition, the Fund may pay its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2021 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	131

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended January 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core MSCI EAFE	$714,631
Core MSCI Europe	35,753
Core MSCI Pacific	31,893
Core MSCI Total International Stock	162,440

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Core MSCI EAFE	$4,745,239	$3,817,723
Core MSCI Total International Stock	2,701,364	3,038,618

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Core MSCI Total International Stock ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2017 were as follows:

iShares ETF	Purchases	Sales
Core MSCI EAFE	$2,184,551,034	$62,427,273
Core MSCI Europe	24,534,305	7,647,726
Core MSCI Pacific	10,579,143	13,302,988
Core MSCI Total International Stock	1,127,167,250	34,212,581

132	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended January 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core MSCI EAFE	$3,549,138,985	$—
Core MSCI Europe	134,354,801	60,679,087
Core MSCI Pacific	84,248,665	34,980,964
Core MSCI Total International Stock	207,351,697	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

NOTES TO FINANCIAL STATEMENTS	133

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the value of futures contracts held as of January 31, 2017 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Core MSCI EAFE ETF	iShares Core MSCI Total International Stock ETF
Equity contracts:
Variation margin / Net assets consist of-net unrealized appreciation (depreciation)[a]	$2,092,270	$406,358

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities for the iShares Core MSCI EAFE ETF.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended January 31, 2017 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Core MSCI EAFE ETF	iShares Core MSCI Total International Stock ETF
Equity contracts:
Futures contracts	$1,419,008	$264,833

	Net Change in Unrealized Appreciation/Depreciation
	iShares Core MSCI EAFE ETF	iShares Core MSCI Total International Stock ETF
Equity contracts:
Futures contracts	$(859,516)	$61,890

The following table shows the average quarter-end balances of open futures contracts for the six months ended January 31, 2017:

	iShares Core MSCI EAFE ETF	iShares Core MSCI Total International Stock ETF
Average value of contracts purchased	$76,637,895	$13,589,648

134	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by a fund issued prior to the date of the sanctions being imposed are not

NOTES TO FINANCIAL STATEMENTS	135

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2016, the Funds’ fiscal year end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Core MSCI EAFE	$9,032,547
Core MSCI Europe	827,718
Core MSCI Pacific	2,617,560
Core MSCI Total International Stock	17,303,119

136	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LINE OF CREDIT

The iShares Core MSCI Total International Stock ETF, along with certain other iShares funds, are parties to a $250 million credit agreement with State Street Bank and Trust Company, which expires on October 25, 2017. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

For the six months ended January 31, 2017, the Fund’s maximum amount borrowed, the average borrowings and the weighted average interest rate under the credit agreement were $2,148,860, $81,750 and 1.52%, respectively.

9.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Core MSCI EAFE, iShares Core MSCI Europe and iShares Core MSCI Total International Stock ETFs intend to file claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impact to the receivables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims resulting in the recovery of foreign withholding taxes were approved by the Board as appropriate expenses of the Funds.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	137

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core MSCI EAFE	$0.591328	$—	$0.002728	$0.594056	100%	— %	0%[a]	100%
Core MSCI Europe	0.343145	—	0.008664	0.351809	98	—	2	100
Core MSCI Total International Stock	0.506778	—	0.039841	0.546619	93	—	7	100

[a]	Rounds to less than 1%.

138	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-710-0117

JANUARY 31, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Edge MSCI Intl Momentum Factor ETF | IMTM | NYSE Arca
➢	iShares Edge MSCI Intl Quality Factor ETF | IQLT | NYSE Arca
➢	iShares Edge MSCI Intl Size Factor ETF | ISZE | NYSE Arca
➢	iShares Edge MSCI Intl Value Factor ETF | IVLU | NYSE Arca
➢	iShares Edge MSCI USA Momentum Factor ETF | MTUM | NYSE Arca
➢	iShares Edge MSCI USA Quality Factor ETF | QUAL | NYSE Arca
➢	iShares Edge MSCI USA Size Factor ETF | SIZE | NYSE Arca
➢	iShares Edge MSCI USA Value Factor ETF | VLUE | NYSE Arca

Fund Performance Overview

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

Performance as of January 31, 2017

The iShares Edge MSCI Intl Momentum Factor ETF (the “Fund”) seeks to track the investment results of an index that measures the performance of international developed large- and mid-capitalization stocks exhibiting relatively higher momentum characteristics, as represented by the MSCI World ex USA Momentum Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was -1.12%, net of fees, while the total return for the Index was -0.67%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.51%	10.31%	11.06%	10.51%	10.31%	11.06%
Since Inception	2.40%	2.99%	2.87%	4.99%	6.24%	5.97%

The inception date of the Fund was 1/13/15. The first day of secondary market trading was 1/15/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$988.80	$1.50	$1,000.00	$1,023.70	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Financials	17.61%
Materials	15.25
Industrials	15.17
Energy	12.75
Consumer Staples	12.11
Information Technology	7.75
Consumer Discretionary	7.44
Health Care	4.23
Real Estate	3.46
Utilities	2.67
Telecommunication Services	1.56

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/17

Country	Percentage of Total Investments*

United Kingdom	36.58%
Canada	16.87
Japan	10.25
Germany	8.77
Switzerland	3.91
Sweden	3.80
France	3.78
Hong Kong	3.49
Australia	3.41
Netherlands	2.63

TOTAL	93.49%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

Performance as of January 31, 2017

The iShares Edge MSCI Intl Quality Factor ETF (the “Fund”) seeks to track the investment results of an index that measures the performance of international developed large- and mid-capitalization stocks exhibiting relatively higher quality characteristics identified through three fundamental variables: return on equity, earnings variability and debt-to-equity, as represented by the MSCI World ex USA Sector Neutral Quality Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was -0.55%, net of fees, while the total return for the Index was -0.37%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.82%	8.30%	9.94%	9.82%	8.30%	9.94%
Since Inception	1.54%	1.83%	1.89%	3.19%	3.79%	3.91%

The inception date of the Fund was 1/13/15. The first day of secondary market trading was 1/15/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$994.50	$1.51	$1,000.00	$1,023.70	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Financials	22.65%
Industrials	13.96
Consumer Discretionary	11.62
Consumer Staples	10.50
Health Care	10.11
Materials	8.39
Energy	6.58
Information Technology	5.26
Telecommunication Services	4.11
Real Estate	3.69
Utilities	3.13

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/17

Country	Percentage of Total Investments*

United Kingdom	18.94%
Switzerland	13.84
Japan	12.46
Germany	8.95
France	8.64
Canada	7.96
Hong Kong	6.31
Australia	4.74
Denmark	3.45
Netherlands	3.35

TOTAL	88.64%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

Performance as of January 31, 2017

The iShares Edge MSCI Intl Size Factor ETF (the “Fund”) seeks to track the investment results of an index composed of international developed large- and mid-capitalization stocks with relatively smaller average market capitalization, as represented by the MSCI World ex USA Risk Weighted Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 1.82%, net of fees, while the total return for the Index was 1.93%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.17%	13.07%	14.22%	14.17%	13.07%	14.22%
Since Inception	0.72%	1.01%	0.68%	1.17%	1.65%	1.11%

The inception date of the Fund was 6/16/15. The first day of secondary market trading was 6/18/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,018.20	$1.53	$1,000.00	$1,023.70	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Industrials	18.34%
Financials	17.52
Consumer Discretionary	12.85
Real Estate	9.77
Consumer Staples	9.42
Materials	7.42
Utilities	6.46
Health Care	5.57
Information Technology	4.59
Telecommunication Services	4.55
Energy	3.51

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/17

Country	Percentage of Total Investments*

Japan	21.26%
Canada	11.83
United Kingdom	11.01
Australia	8.82
France	7.79
Germany	5.82
Hong Kong	5.34
Switzerland	4.85
Singapore	4.73
Sweden	3.42

TOTAL	84.87%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

Performance as of January 31, 2017

The iShares Edge MSCI Intl Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of international developed large- and mid-capitalization stocks with value characteristics and relatively lower valuations, as represented by the MSCI World ex USA Enhanced Value Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 9.64%, net of fees, while the total return for the Index was 9.98%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.33%	15.02%	16.28%	16.33%	15.02%	16.28%
Since Inception	(2.45)%	(2.24)%	(2.35)%	(3.96)%	(3.63)%	(3.78)%

The inception date of the Fund was 6/16/15. The first day of secondary market trading was 6/18/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,096.40	$1.59	$1,000.00	$1,023.70	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Financials	23.48%
Industrials	13.26
Consumer Discretionary	11.63
Consumer Staples	10.38
Health Care	9.06
Materials	8.78
Energy	6.90
Information Technology	5.39
Telecommunication Services	4.62
Utilities	3.39
Real Estate	3.11

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/17

Country	Percentage of Total Investments*

Japan	41.48%
United Kingdom	12.74
France	12.51
Germany	7.12
Hong Kong	4.09
Netherlands	3.23
Canada	2.85
Spain	2.82
Italy	2.31
Israel	2.10

TOTAL	91.25%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

Performance as of January 31, 2017

The iShares Edge MSCI USA Momentum Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks exhibiting relatively higher momentum characteristics, as represented by the MSCI USA Momentum Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 0.70%, net of fees, while the total return for the Index was 0.81%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.54%	12.61%	12.78%	12.54%	12.61%	12.78%
Since Inception	13.00%	13.00%	13.22%	59.06%	59.04%	60.09%

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,007.00	$0.76	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Information Technology	39.20%
Health Care	13.64
Consumer Staples	9.87
Consumer Discretionary	8.80
Industrials	8.71
Utilities	7.27
Real Estate	4.19
Financials	3.66
Energy	1.93
Materials	1.79
Telecommunication Services	0.94

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/17

Security	Percentage of Total Investments*

Facebook Inc. Class A	5.32%
Amazon.com Inc.	5.17
Microsoft Corp.	5.11
Procter & Gamble Co. (The)	5.11
Johnson & Johnson	4.53
UnitedHealth Group Inc.	3.64
NVIDIA Corp.	2.88
Alphabet Inc. Class A	2.56
Texas Instruments Inc.	2.51
QUALCOMM Inc.	2.50

TOTAL	39.33%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

Performance as of January 31, 2017

The iShares Edge MSCI USA Quality Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with quality characteristics identified through three fundamental variables: return on equity, earnings variability and debt-to-equity, as represented by the MSCI USA Sector Neutral Quality Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 3.81%, net of fees, while the total return for the Index was 3.88%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.68%	15.79%	15.89%	15.68%	15.79%	15.89%
Since Inception	11.68%	11.69%	11.87%	47.99%	48.01%	48.76%

The inception date of the Fund was 7/16/13. The first day of secondary market trading was 7/18/13.

Index performance through August 31, 2015 reflects the performance of the MSCI USA Quality Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA Sector Neutral Quality Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,038.10	$0.77	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Information Technology	21.66%
Financials	14.19
Health Care	13.07
Consumer Discretionary	12.61
Industrials	10.00
Consumer Staples	9.44
Energy	7.06
Utilities	3.21
Materials	3.07
Real Estate	2.96
Telecommunication Services	2.73

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/17

Security	Percentage of Total Investments*

Johnson & Johnson	4.89%
Kimberly-Clark Corp.	4.76
Berkshire Hathaway Inc. Class B	4.74
Apple Inc.	4.40
Microsoft Corp.	4.28
Boeing Co. (The)	2.93
3M Co.	2.59
AT&T Inc.	2.59
International Business Machines Corp.	2.52
Gilead Sciences Inc.	2.52

TOTAL	36.22%

*	Excludes money market funds.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

Performance as of January 31, 2017

The iShares Edge MSCI USA Size Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with relatively smaller average market capitalization, as represented by the MSCI USA Risk Weighted Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 4.83%, net of fees, while the total return for the Index was 4.90%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.13%	21.18%	21.33%	21.13%	21.18%	21.33%
Since Inception	12.22%	12.23%	12.40%	54.93%	54.99%	55.71%

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,048.30	$0.77	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Financials	17.00%
Consumer Discretionary	12.92
Industrials	12.55
Information Technology	11.53
Health Care	10.65
Consumer Staples	9.73
Real Estate	8.26
Utilities	8.14
Materials	4.75
Energy	3.15
Telecommunication Services	1.32

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/17

Security	Percentage of Total Investments*

Mid-America Apartment Communities Inc.	0.47%
Procter & Gamble Co. (The)	0.45
Arch Capital Group Ltd.	0.44
PepsiCo Inc.	0.44
Republic Services Inc.	0.44
Clorox Co. (The)	0.44
Colgate-Palmolive Co.	0.43
RenaissanceRe Holdings Ltd.	0.41
Chubb Ltd.	0.40
Church & Dwight Co. Inc.	0.39

TOTAL	4.31%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

Performance as of January 31, 2017

The iShares Edge MSCI USA Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations, as represented by the MSCI USA Enhanced Value Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 11.55%, net of fees, while the total return for the Index was 11.69%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	27.62%	27.68%	27.93%	27.62%	27.68%	27.93%
Since Inception	11.81%	11.82%	12.01%	52.81%	52.85%	53.70%

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

Index performance through August 31, 2015 reflects the performance of the MSCI USA Value Weighted Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA Enhanced Value Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,115.50	$0.80	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Information Technology	21.76%
Financials	14.45
Health Care	13.59
Consumer Discretionary	12.34
Industrials	10.18
Consumer Staples	8.77
Energy	7.00
Utilities	3.17
Materials	3.09
Real Estate	2.95
Telecommunication Services	2.70

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/17

Security	Percentage of Total Investments*

Apple Inc.	8.41%
Intel Corp.	3.65
Chevron Corp.	3.54
General Motors Co.	3.40
Cisco Systems Inc.	3.40
Pfizer Inc.	3.33
Wal-Mart Stores Inc.	3.20
Bank of America Corp.	2.97
Gilead Sciences Inc.	2.80
AT&T Inc.	2.49

TOTAL	37.19%

*	Excludes money market funds.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2016 and held through January 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.23%

AUSTRALIA — 3.40%
AGL Energy Ltd.	2,191	$37,591
Alumina Ltd.	8,547	12,588
Aristocrat Leisure Ltd.	4,137	47,988
ASX Ltd.	742	28,103
Aurizon Holdings Ltd.	5,215	19,834
Boral Ltd.	2,797	12,358
Challenger Ltd./Australia	2,464	20,613
Cochlear Ltd.	357	33,923
Dexus Property Group	2,779	18,945
Domino’s Pizza Enterprises Ltd.	182	8,214
DUET Group	5,726	12,171
Fortescue Metals Group Ltd.	11,984	60,590
Goodman Group	3,248	17,063
Harvey Norman Holdings Ltd.	2,345	8,901
James Hardie Industries PLC	1,092	17,144
Mirvac Group	12,096	18,641
Newcrest Mining Ltd.	4,081	66,702
Ramsay Health Care Ltd.	546	27,688
Sonic Healthcare Ltd.	973	15,379
South32 Ltd.	40,845	85,271
Stockland	4,368	14,424
Treasury Wine Estates Ltd.	3,249	28,685

		612,816
BELGIUM — 0.42%
Colruyt SA	266	13,016
Solvay SA	252	29,508
Umicore SA	595	33,308

		75,832
CANADA — 16.83%
Agnico Eagle Mines Ltd.	1,106	52,655
Alimentation Couche-Tard Inc. Class B	1,757	80,334
ARC Resources Ltd.	987	15,330
Atco Ltd./Canada Class I	385	13,531
Bank of Montreal	2,044	154,317
Bank of Nova Scotia (The)	4,627	275,970
Barrick Gold Corp.	6,573	120,898
BCE Inc.	420	18,897
CAE Inc.	1,869	26,492
Canadian Natural Resources Ltd.	4,299	129,720
Canadian Utilities Ltd. Class A	406	11,535
CCL Industries Inc. Class B	84	17,254
CGI Group Inc. Class Aa	889	42,665
Constellation Software Inc./Canada	77	34,712

Security	Shares	Value
Dollarama Inc.	364	$27,515
Enbridge Inc.	2,562	108,867
Encana Corp.	3,440	43,826
First Capital Realty Inc.	169	2,683
First Quantum Minerals Ltd.	2,436	30,661
Fortis Inc./Canada	1,632	52,374
Franco-Nevada Corp.	504	32,720
H&R REIT	287	4,966
Hydro One Ltd.[b]	602	11,105
Industrial Alliance Insurance & Financial Services Inc.	483	20,283
Inter Pipeline Ltd.	882	19,091
Jean Coutu Group PJC Inc. (The) Class A	252	3,953
Kinross Gold Corp.[a]	3,619	14,074
Metro Inc.	651	19,739
National Bank of Canada	952	41,015
Onex Corp.	329	22,979
Open Text Corp.	1,148	39,219
Pembina Pipeline Corp.	1,498	46,385
Peyto Exploration & Development Corp.	553	12,012
Restaurant Brands International Inc.	609	29,816
Rogers Communications Inc. Class B	1,134	49,100
Royal Bank of Canada	5,341	383,282
Saputo Inc.	1,946	71,511
Seven Generations Energy Ltd. Class Aa	1,862	37,147
Silver Wheaton Corp.	2,401	52,983
Smart REIT	7	172
SNC-Lavalin Group Inc.	693	29,809
Sun Life Financial Inc.	1,316	51,843
Teck Resources Ltd. Class B	4,319	105,644
TELUS Corp.	456	15,194
Toronto-Dominion Bank (The)	7,266	375,686
Tourmaline Oil Corp.[a]	840	19,599
TransCanada Corp.	5,026	236,661
Turquoise Hill Resources Ltd.[a]	2,891	10,444
Veresen Inc.	1,071	10,868
Yamana Gold Inc.	2,177	7,180

		3,034,716
DENMARK — 1.67%
Danske Bank A/S	2,625	87,464
DSV A/S	942	45,774
Genmab A/Sa	281	54,225
ISS A/S	484	17,210

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

January 31, 2017

Security	Shares	Value
Pandora A/S	256	$33,535
Vestas Wind Systems A/S	889	62,214

		300,422
FINLAND — 0.62%
Neste OYJ	1,015	35,386
Orion OYJ Class B	490	22,834
UPM-Kymmene OYJ	2,352	53,378

		111,598
FRANCE — 3.78%
ArcelorMittal[a]	7,518	58,409
Arkema SA	294	29,040
Atos SE	469	49,920
Cie. Generale des Etablissements Michelin Class B	518	55,633
CNP Assurances	523	9,826
Edenred	791	17,238
Eiffage SA	161	11,584
Eurofins Scientific SE	49	21,976
Gecina SA	105	13,537
Hermes International	98	42,623
Kering	385	91,619
Remy Cointreau SA	63	5,725
SEB SA	175	22,042
Sodexo SA	553	61,167
STMicroelectronics NV	4,186	55,168
Thales SA	553	51,862
Vinci SA	1,190	83,464

		680,833
GERMANY — 8.20%
adidas AG	1,428	224,773
Covestro AGb	560	42,055
Deutsche Wohnen AG Bearer	1,171	38,142
Fresenius SE & Co. KGaA	938	73,929
HeidelbergCement AG	602	57,993
Henkel AG & Co. KGaA	448	47,176
HOCHTIEF AG	119	16,905
Infineon Technologies AG	6,846	125,700
Lanxess AG	392	28,447
Osram Licht AG	210	12,171
RWE AGa	1,316	17,429
SAP SE	3,997	365,564
Siemens AG Registered	2,779	349,130
Symrise AG	350	21,050
Vonovia SE	1,225	40,073

Security	Shares	Value
Zalando SEa,b	462	$18,226

		1,478,763
HONG KONG — 3.72%
ASM Pacific Technology Ltd.	1,400	17,050
BOC Hong Kong Holdings Ltd.	14,000	56,293
CLP Holdings Ltd.	7,000	68,427
First Pacific Co. Ltd./Hong Kong	14,000	10,645
HK Electric Investments & HK Electric Investments Ltd.[b]	17,500	14,615
Hong Kong & China Gas Co. Ltd.	28,000	52,901
Jardine Matheson Holdings Ltd.	700	43,204
Link REIT	10,500	71,923
MTR Corp. Ltd.	10,500	53,587
New World Development Co. Ltd.	21,000	24,358
NWS Holdings Ltd.	7,000	12,612
Sino Land Co. Ltd.	14,000	23,275
Sun Hung Kai Properties Ltd.	7,000	96,890
WH Group Ltd.[b]	31,500	24,033
Wharf Holdings Ltd. (The)	7,000	52,820
Wheelock & Co. Ltd.	7,000	42,716
Wynn Macau Ltd.	2,800	5,146

		670,495
IRELAND — 0.60%
CRH PLC	3,087	107,573

		107,573
ISRAEL — 0.35%
Azrieli Group Ltd.	112	5,114
Bank Hapoalim BM	4,872	29,423
Elbit Systems Ltd.	91	10,013
Mizrahi Tefahot Bank Ltd.	665	10,234
Nice Ltd.	133	9,303

		64,087
ITALY — 0.41%
Ferrari NV	511	31,864
Prysmian SpA	630	16,381
Tenaris SA	1,463	25,566

		73,811
JAPAN — 10.22%
Asahi Kasei Corp.	7,000	65,601
Bandai Namco Holdings Inc.	700	19,338
Brother Industries Ltd.	1,400	25,967
Daikin Industries Ltd.	700	69,798
Daito Trust Construction Co. Ltd.	700	98,183
DeNA Co. Ltd.	700	15,726

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

January 31, 2017

Security	Shares	Value
Fujitsu Ltd.	7,000	$40,952
Hitachi Chemical Co. Ltd.	700	19,960
Kansai Paint Co. Ltd.	700	13,643
KDDI Corp.	4,200	113,045
Keyence Corp.	200	77,939
Komatsu Ltd.	4,200	100,509
Konami Holdings Corp.	700	28,106
M3 Inc.	700	18,841
MEIJI Holdings Co. Ltd.	700	54,346
MISUMI Group Inc.	1,400	26,240
Mitsubishi Gas Chemical Co. Inc.	700	13,487
Mitsui Chemicals Inc.	7,000	33,080
Nabtesco Corp.	700	18,325
Nidec Corp.	700	65,974
Nintendo Co. Ltd.	700	143,762
Nippon Paint Holdings Co. Ltd.	700	20,520
Nissan Chemical Industries Ltd.	700	25,090
Nitori Holdings Co. Ltd.	700	78,472
Nomura Real Estate Master Fund Inc.	14	21,875
NTT DOCOMO Inc.	3,500	84,146
Otsuka Holdings Co. Ltd.	1,400	64,656
Park24 Co. Ltd.	700	19,369
Recruit Holdings Co. Ltd.	1,400	61,497
Sega Sammy Holdings Inc.	700	11,043
Sekisui Chemical Co. Ltd.	2,100	34,398
Shin-Etsu Chemical Co. Ltd.	1,400	121,215
Stanley Electric Co. Ltd.	700	19,805
Start Today Co. Ltd.	700	13,201
Sumitomo Dainippon Pharma Co. Ltd.	700	11,839
Tokyo Electron Ltd.	700	72,814
Toshiba Corp.[a]	21,000	45,199
TOTO Ltd.	700	28,323
Yamaha Corp.	700	21,452
Yaskawa Electric Corp.	1,400	25,382

		1,843,118
NETHERLANDS — 2.63%
Altice NV Class Aa	1,183	25,927
Altice NV Class Ba	749	16,497
Koninklijke Ahold Delhaize NV	4,344	92,459
Koninklijke DSM NV	630	40,170
Koninklijke Philips NV	3,311	97,094
Koninklijke Vopak NV	203	8,713
NXP Semiconductors NVa	1,197	117,127
RELX NV	2,219	37,470
Wolters Kluwer NV	996	38,055

		473,512

Security	Shares	Value
NEW ZEALAND — 0.30%
Auckland International Airport Ltd.	3,367	$16,886
Fletcher Building Ltd.	4,081	31,418
Ryman Healthcare Ltd.	1,029	6,571

		54,875
NORWAY — 0.71%
DNB ASA	3,297	55,139
Gjensidige Forsikring ASA	686	11,831
Marine Harvest ASA	1,939	34,360
Orkla ASA	2,830	26,450

		127,780
PORTUGAL — 0.17%
Galp Energia SGPS SA	690	10,156
Jeronimo Martins SGPS SA	1,176	19,896

		30,052
SINGAPORE — 0.13%
CapitaLand Commercial Trust	7,000	7,577
SATS Ltd.	4,200	15,741

		23,318
SPAIN — 0.88%
Aena SAb	273	39,637
Amadeus IT Holding SA Class A	1,352	62,455
Repsol SA	3,785	55,875

		157,967
SWEDEN — 3.79%
Atlas Copco AB Class A	3,171	101,678
Atlas Copco AB Class B	1,722	49,956
Boliden AB	1,505	43,919
Husqvarna AB Class B	1,176	9,848
L E Lundbergforetagen AB Class B	322	20,738
Lundin Petroleum ABa	707	15,254
Nordea Bank AB	11,179	135,172
Sandvik AB	5,180	69,923
Securitas AB Class B	1,246	19,841
Skandinaviska Enskilda Banken AB Class A	5,068	56,961
Skanska AB Class B	1,260	30,846
Swedbank AB Class A	3,773	95,430
Swedish Match AB	1,057	34,413

		683,979
SWITZERLAND — 3.90%
ABB Ltd. Registered	4,473	106,226
Barry Callebaut AG Registered	7	8,656
EMS-Chemie Holding AG Registered	35	18,092
Geberit AG Registered	189	80,765

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

January 31, 2017

Security	Shares	Value
Givaudan SA Registered	21	$37,866
Lonza Group AG Registered	252	46,206
Partners Group Holding AG	105	53,080
Schindler Holding AG Participation Certificates	140	26,678
Schindler Holding AG Registered	84	15,836
Sika AG Bearer	7	36,788
Swiss Prime Site AG Registered	102	8,509
Syngenta AG Registered	266	113,237
Zurich Insurance Group AG	525	150,859

		702,798
UNITED KINGDOM — 36.50%
3i Group PLC	6,321	55,667
Admiral Group PLC	679	15,171
Anglo American PLC[a]	7,868	134,425
Ashtead Group PLC	2,541	51,341
BAE Systems PLC	13,916	101,895
BHP Billiton PLC	8,274	149,637
BP PLC	97,454	579,747
British American Tobacco PLC	7,917	488,009
Bunzl PLC	1,323	34,771
Burberry Group PLC	1,708	35,241
Coca-Cola HBC AG	784	17,873
Compass Group PLC	10,339	183,666
Croda International PLC	473	19,923
DCC PLC	350	28,159
Diageo PLC	11,501	318,834
Experian PLC	6,349	122,132
Fresnillo PLC	1,680	30,711
GlaxoSmithKline PLC	18,872	362,791
Glencore PLC[a]	82,187	337,548
HSBC Holdings PLC	106,379	905,263
IMI PLC	609	8,934
Imperial Brands PLC	2,968	137,170
InterContinental Hotels Group PLC	721	33,381
Intertek Group PLC	581	24,794
Johnson Matthey PLC	875	35,788
National Grid PLC	14,644	170,916
Randgold Resources Ltd.	383	32,549
Reckitt Benckiser Group PLC	2,499	213,917
RELX PLC	6,629	118,677
Rio Tinto PLC	4,739	208,138
Rolls-Royce Holdings PLC	4,242	35,624
Royal Dutch Shell PLC Class A	16,613	448,845
Royal Dutch Shell PLC Class B	15,463	435,089
Royal Mail PLC	1,968	10,191

Security	Shares	Value
RSA Insurance Group PLC	4,676	$33,738
Sage Group PLC (The)	5,642	43,512
Severn Trent PLC	637	18,192
Smiths Group PLC	2,548	48,117
Tate & Lyle PLC	2,471	20,844
Tesco PLC[a]	28,743	70,370
Unilever PLC	5,383	218,578
Weir Group PLC (The)	1,268	31,985
Wm Morrison Supermarkets PLC	10,073	29,921
Wolseley PLC	809	49,944
WPP PLC	5,502	127,643

		6,579,661

TOTAL COMMON STOCKS
(Cost: $16,649,980)		17,888,006

PREFERRED STOCKS — 0.54%

GERMANY — 0.54%
Henkel AG & Co. KGaA	805	98,045

		98,045

TOTAL PREFERRED STOCKS
(Cost: $93,944)		98,045

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	3,836	3,836

		3,836

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,836)		3,836

TOTAL INVESTMENTS IN SECURITIES — 99.79%
(Cost: $16,747,760)[e]		17,989,887
Other Assets, Less Liabilities — 0.21%		37,804

NET ASSETS — 100.00%		$18,027,691

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $16,809,162. Net unrealized appreciation was $1,180,725, of which $1,554,384 represented gross unrealized appreciation on securities and $373,659 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$17,888,006	$—	$—	$17,888,006
Preferred stocks	98,045	—	—	98,045
Money market funds	3,836	—	—	3,836

Total	$17,989,887	$—	$—	$17,989,887

See notes to financial statements.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.33%

AUSTRALIA — 4.72%
ASX Ltd.	1,528	$57,871
Bendigo & Adelaide Bank Ltd.	3,224	30,716
Brambles Ltd.	5,872	46,405
Cochlear Ltd.	272	25,846
CSL Ltd.	1,888	160,957
Dexus Property Group	3,032	20,670
Domino’s Pizza Enterprises Ltd.	320	14,442
Flight Centre Travel Group Ltd.	352	8,001
Goodman Group	5,594	29,387
GPT Group (The)	6,584	23,392
LendLease Group	1,896	20,280
Medibank Pvt Ltd.	25,080	51,407
QBE Insurance Group Ltd.	7,856	74,549
REA Group Ltd.	480	19,152
Scentre Group	17,976	60,044
Telstra Corp. Ltd.	25,200	95,653
TPG Telecom Ltd.	1,648	8,094
Vicinity Centres	8,992	19,523
Westfield Corp.	11,784	78,634
Woodside Petroleum Ltd.	4,272	102,352

		947,375
AUSTRIA — 0.22%
Andritz AG	272	14,687
OMV AG	848	29,661

		44,348
BELGIUM — 0.23%
Colruyt SA	248	12,136
Proximus SADP	525	15,072
Umicore SA	336	18,809

		46,017
CANADA — 7.94%
Alimentation Couche-Tard Inc. Class B	1,208	55,232
BCE Inc.	432	19,437
Cameco Corp.	2,688	34,163
Canadian Imperial Bank of Commerce	2,976	252,940
Canadian National Railway Co.	3,472	240,850
Canadian Pacific Railway Ltd.	552	83,328
CCL Industries Inc. Class B	120	24,649
CGI Group Inc. Class Aa	744	35,706
CI Financial Corp.	2,336	48,736
Constellation Software Inc./Canada	96	43,277
Dollarama Inc.	696	52,610

Security	Shares	Value
Emera Inc.	152	$5,298
Great-West Lifeco Inc.	2,112	57,767
IGM Financial Inc.	504	15,459
Imperial Oil Ltd.	1,560	51,188
Industrial Alliance Insurance & Financial Services Inc.	560	23,517
Intact Financial Corp.	816	59,465
Inter Pipeline Ltd.	2,040	44,156
Jean Coutu Group PJC Inc. (The) Class A	224	3,514
Keyera Corp.	1,400	41,020
Linamar Corp.	280	12,287
Magna International Inc. Class A	2,261	97,620
Metro Inc.	656	19,890
Pembina Pipeline Corp.	2,624	81,251
Peyto Exploration & Development Corp.	1,000	21,722
Potash Corp. of Saskatchewan Inc.	2,712	50,361
Power Financial Corp.	1,480	38,381
PrairieSky Royalty Ltd.	1,016	23,768
Saputo Inc.	568	20,873
TELUS Corp.	463	15,427
Veresen Inc.	1,784	18,103

		1,591,995
DENMARK — 3.44%
Chr Hansen Holding A/S	576	35,154
Coloplast A/S Class B	616	44,111
DSV A/S	683	33,188
Novo Nordisk A/S Class B	10,480	376,755
Novozymes A/S Class B	1,520	59,260
Pandora A/S	883	115,671
Tryg A/S	912	17,427
William Demant Holding A/Sa	440	8,235

		689,801
FINLAND — 1.97%
Elisa OYJ	728	24,570
Fortum OYJ	1,296	20,715
Kone OYJ Class B	2,264	102,517
Orion OYJ Class B	504	23,486
Sampo OYJ Class A	3,232	149,842
UPM-Kymmene OYJ	1,936	43,937
Wartsila OYJ Abp	592	29,718

		394,785
FRANCE — 8.62%
Air Liquide SA	1,432	154,756
Airbus SE	2,088	141,618

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

January 31, 2017

Security	Shares	Value
AXA SA	12,280	$301,517
Dassault Aviation SA	8	9,228
Hermes International	208	90,465
L’Oreal SA	576	104,795
Legrand SA	928	53,936
SCOR SE	1,048	35,512
Societe BIC SA	136	17,791
Thales SA	472	44,266
Total SA	12,208	615,594
Unibail-Rodamco SE	321	73,873
Valeo SA	1,392	85,025

		1,728,376
GERMANY — 8.56%
Allianz SE Registered	2,488	421,601
Axel Springer SE	256	13,479
BASF SE	3,681	354,525
Beiersdorf AG	256	22,670
Continental AG	656	128,105
Covestro AGb	328	24,632
Deutsche Post AG Registered	3,896	130,333
Evonik Industries AG	640	20,736
GEA Group AG	672	27,771
Hannover Rueck SE	432	47,457
Henkel AG & Co. KGaA	248	26,115
HUGO BOSS AG	552	35,375
Innogy SEa,b	712	24,380
K+S AG Registered	648	16,415
METRO AG	696	23,776
RTL Group SAa	264	20,134
RWE AGa	1,480	19,601
SAP SE	3,601	329,346
Symrise AG	504	30,311

		1,716,762
HONG KONG — 6.29%
AIA Group Ltd.	72,000	448,182
Cheung Kong Infrastructure Holdings Ltd.	2,000	16,123
CLP Holdings Ltd.	5,000	48,877
Hang Seng Bank Ltd.	4,800	98,297
Henderson Land Development Co. Ltd.	820	4,549
Hong Kong & China Gas Co. Ltd.	24,280	45,873
Hong Kong Exchanges & Clearing Ltd.	10,700	260,214
Hongkong Land Holdings Ltd.	2,400	16,200
Hysan Development Co. Ltd.	2,000	9,150
Link REIT	8,000	54,798

Security	Shares	Value
MGM China Holdings Ltd.	6,400	$12,488
Power Assets Holdings Ltd.	4,000	38,431
Sands China Ltd.	16,000	71,140
Sino Land Co. Ltd.	16,000	26,600
Sun Hung Kai Properties Ltd.	8,000	110,731

		1,261,653
IRELAND — 0.20%
Kerry Group PLC Class A	392	27,578
Ryanair Holdings PLC ADR[a]	160	13,386

		40,964
ISRAEL — 0.38%
Check Point Software Technologies Ltd.[a]	640	63,213
Frutarom Industries Ltd.	88	4,646
Taro Pharmaceutical Industries Ltd.[a]	88	9,195

		77,054
ITALY — 0.60%
Snam SpA	17,056	64,882
Tenaris SA	2,299	40,175
UnipolSai SpA	6,864	14,287

		119,344
JAPAN — 12.42%
ABC-Mart Inc.	100	5,827
Astellas Pharma Inc.	7,200	96,799
Calbee Inc.	100	3,265
Daicel Corp.	1,600	17,794
Daito Trust Construction Co. Ltd.	800	112,210
Daiwa House Industry Co. Ltd.	2,400	65,322
FANUC Corp.	800	157,513
Fuji Heavy Industries Ltd.	4,800	193,578
Hachijuni Bank Ltd. (The)	2,400	14,220
INPEX Corp.	5,600	55,241
Japan Airlines Co. Ltd.	100	3,200
Japan Exchange Group Inc.	4,800	71,845
Japan Tobacco Inc.	3,200	103,469
JSR Corp.	800	13,786
Kakaku.com Inc.	1,600	29,051
Kansai Paint Co. Ltd.	1,600	31,183
Kao Corp.	1,600	79,350
KDDI Corp.	7,200	193,791
Keyence Corp.	200	77,939
Koito Manufacturing Co. Ltd.	800	42,496
Kuraray Co. Ltd.	1,600	25,469
Kyushu Financial Group Inc.	3,200	22,172

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

January 31, 2017

Security	Shares	Value
M3 Inc.	800	$21,532
Murata Manufacturing Co. Ltd.	800	108,408
Nabtesco Corp.	800	20,942
Nitori Holdings Co. Ltd.	400	44,841
Nitto Denko Corp.	800	63,552
NTT DOCOMO Inc.	5,600	134,634
Osaka Gas Co. Ltd.	8,000	30,039
Park24 Co. Ltd.	800	22,136
Santen Pharmaceutical Co. Ltd.	1,600	20,125
Seven Bank Ltd.	4,800	13,815
Shimano Inc.	400	63,282
Shin-Etsu Chemical Co. Ltd.	1,200	103,899
SMC Corp./Japan	100	27,457
Sompo Holdings Inc.	2,400	87,366
Sony Financial Holdings Inc.	1,600	27,047
Start Today Co. Ltd.	1,600	30,174
Suruga Bank Ltd.	1,600	36,669
Sysmex Corp.	800	48,039
T&D Holdings Inc.	3,200	47,854
Tokyo Gas Co. Ltd.	8,000	35,518
Trend Micro Inc./Japan[a]	800	31,161
USS Co. Ltd.	1,600	28,155
Yahoo Japan Corp.	7,200	30,316

		2,492,481
NETHERLANDS — 3.34%
Akzo Nobel NV	952	64,600
ASML Holding NV	1,264	153,539
Koninklijke Ahold Delhaize NV	3,641	77,497
Koninklijke Vopak NV	696	29,872
Randstad Holding NV	448	26,047
RELX NV	4,673	78,908
Unilever NV CVA	5,920	239,244

		669,707
NEW ZEALAND — 0.19%
Contact Energy Ltd.	2,712	9,485
Ryman Healthcare Ltd.	1,360	8,685
Spark New Zealand Ltd.	7,888	20,300

		38,470
NORWAY — 0.28%
Gjensidige Forsikring ASA	1,424	24,559
Yara International ASA	768	32,446

		57,005
PORTUGAL — 0.30%
Galp Energia SGPS SA	2,559	37,666

Security	Shares	Value
Jeronimo Martins SGPS SA	1,272	$21,520

		59,186
SINGAPORE — 0.95%
CapitaLand Commercial Trust	2,400	2,598
CapitaLand Mall Trust	4,000	5,508
City Developments Ltd.	800	5,242
ComfortDelGro Corp. Ltd.	9,600	16,423
SATS Ltd.	800	2,998
Singapore Exchange Ltd.	8,800	46,349
Singapore Technologies Engineering Ltd.	8,800	20,613
Singapore Telecommunications Ltd.	32,800	90,102

		189,833
SPAIN — 2.99%
Amadeus IT Holding SA Class A	2,280	105,323
Enagas SA	152	3,729
Endesa SA	1,240	25,522
Gas Natural SDG SA	960	18,488
Iberdrola SA	17,362	109,464
Iberdrola SA New[a]	386	2,432
Industria de Diseno Textil SA	8,744	288,545
Mapfre SA	7,317	22,141
Red Electrica Corp. SA	609	10,879
Zardoya Otis SA	1,691	14,254

		600,777
SWEDEN — 3.02%
Alfa Laval AB	1,176	21,955
Assa Abloy AB	4,000	75,775
Atlas Copco AB Class A	3,080	98,760
Atlas Copco AB Class B	1,848	53,612
Boliden AB	888	25,914
Hennes & Mauritz AB Class B	8,736	249,840
L E Lundbergforetagen AB Class B	256	16,488
Securitas AB Class B	1,160	18,472
Skanska AB Class B	1,808	44,261

		605,077
SWITZERLAND — 13.79%
ABB Ltd. Registered	6,000	142,489
Actelion Ltd. Registered	496	129,203
Adecco Group AG Registered	664	47,381
EMS-Chemie Holding AG Registered	56	28,948
Geberit AG Registered	224	95,721
Givaudan SA Registered	48	86,552
Kuehne + Nagel International AG Registered	384	52,466

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

January 31, 2017

Security	Shares	Value
Nestle SA Registered	6,905	$506,012
Partners Group Holding AG	200	101,105
Roche Holding AG	3,024	714,162
Schindler Holding AG Participation Certificates	200	38,111
Schindler Holding AG Registered	136	25,640
SGS SA Registered	32	67,853
Sika AG Bearer	8	42,043
Swiss Life Holding AG Registered	192	58,207
Swiss Re AG	2,104	196,410
Swisscom AG Registered	104	45,854
Syngenta AG Registered	384	163,471
Zurich Insurance Group AG	784	225,283

		2,766,911
UNITED KINGDOM — 18.88%
3i Group PLC	7,200	63,408
Aberdeen Asset Management PLC	7,400	24,401
Admiral Group PLC	2,240	50,050
Ashtead Group PLC	2,344	47,361
Associated British Foods PLC	744	22,334
AstraZeneca PLC	5,568	293,794
Babcock International Group PLC	928	10,426
BAE Systems PLC	16,816	123,129
Berkeley Group Holdings PLC	872	30,718
BT Group PLC	38,328	146,518
Bunzl PLC	1,520	39,948
Burberry Group PLC	2,768	57,112
Centrica PLC	13,488	38,062
Compass Group PLC	11,512	204,504
Croda International PLC	984	41,447
Diageo PLC	6,456	178,975
Direct Line Insurance Group PLC	9,568	42,733
easyJet PLC	965	11,534
Experian PLC	3,824	73,560
GKN PLC	9,640	41,648
Hargreaves Lansdown PLC	2,848	48,479
IMI PLC	1,400	20,537
Imperial Brands PLC	2,280	105,373
Inmarsat PLC	1,640	12,545
Intertek Group PLC	600	25,605
ITV PLC	30,632	78,309
Johnson Matthey PLC	952	38,938
Legal & General Group PLC	44,744	132,231
London Stock Exchange Group PLC	2,320	92,555
Marks & Spencer Group PLC	7,760	32,754

Security	Shares	Value
Mondi PLC	1,737	$38,265
National Grid PLC	10,885	127,043
Old Mutual PLC	28,840	75,361
Persimmon PLC	2,240	54,362
Petrofac Ltd.	1,888	21,781
Provident Financial PLC	1,160	39,769
Prudential PLC	15,632	301,293
Reckitt Benckiser Group PLC	2,272	194,486
RELX PLC	5,362	95,995
Rolls-Royce Holdings PLC	7,696	64,630
Sage Group PLC (The)	5,888	45,409
Schroders PLC	1,040	38,389
Smith & Nephew PLC	2,776	41,316
Smiths Group PLC	1,576	29,761
St. James’s Place PLC	4,096	55,191
Standard Life PLC	11,104	48,294
Taylor Wimpey PLC	18,576	39,052
Travis Perkins PLC	840	15,355
Unilever PLC	4,856	197,179
Whitbread PLC	992	48,985
William Hill PLC	4,224	13,759
Wolseley PLC	1,176	72,600

		3,787,263

TOTAL COMMON STOCKS
(Cost: $19,432,484)		19,925,184

PREFERRED STOCKS — 0.37%

GERMANY — 0.37%
Fuchs Petrolub SE	448	20,475
Henkel AG & Co. KGaA	440	53,589

		74,064

TOTAL PREFERRED STOCKS
(Cost: $69,823)		74,064

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	2,313	2,313

		2,313

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,313)		2,313

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

January 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.71%
(Cost: $19,504,620)[e]	$20,001,561
Other Assets, Less Liabilities — 0.29%	59,141

NET ASSETS — 100.00%	$20,060,702

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $19,575,935. Net unrealized appreciation was $425,626, of which $1,319,257 represented gross unrealized appreciation on securities and $893,631 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$19,922,752	$2,432	$—	$19,925,184
Preferred stocks	74,064	—	—	74,064
Money market funds	2,313	—	—	2,313

Total	$19,999,129	$2,432	$—	$20,001,561

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.16%

AUSTRALIA — 8.79%
AGL Energy Ltd.	534	$9,162
Alumina Ltd.	2,198	3,237
Amcor Ltd./Australia	655	7,111
AMP Ltd.	1,476	5,603
APA Group	1,464	9,358
Aristocrat Leisure Ltd.	473	5,487
ASX Ltd.	303	11,476
Aurizon Holdings Ltd.	1,651	6,279
AusNet Services	7,831	9,393
Australia & New Zealand Banking Group Ltd.	273	6,070
Bank of Queensland Ltd.	474	4,307
Bendigo & Adelaide Bank Ltd.	560	5,335
BHP Billiton Ltd.	193	3,903
Boral Ltd.	1,767	7,807
Brambles Ltd.	953	7,531
Caltex Australia Ltd.	189	4,103
CIMIC Group Ltd.	106	2,760
Coca-Cola Amatil Ltd.	1,025	7,587
Cochlear Ltd.	79	7,507
Commonwealth Bank of Australia	111	6,881
Computershare Ltd.	572	5,597
Crown Resorts Ltd.	375	3,245
CSL Ltd.	109	9,293
Dexus Property Group	1,358	9,258
DUET Group	6,448	13,706
Flight Centre Travel Group Ltd.	147	3,341
Goodman Group	1,830	9,614
GPT Group (The)	3,169	11,259
Harvey Norman Holdings Ltd.	1,580	5,997
Healthscope Ltd.	1,357	2,256
Incitec Pivot Ltd.	1,521	4,445
Insurance Australia Group Ltd.	1,923	8,423
James Hardie Industries PLC	365	5,730
LendLease Group	622	6,653
Macquarie Group Ltd.	99	6,358
Medibank Pvt Ltd.	2,478	5,079
Mirvac Group	6,354	9,792
National Australia Bank Ltd.	218	5,019
Newcrest Mining Ltd.	151	2,468
Oil Search Ltd.	604	3,150
Orica Ltd.	265	3,772
Origin Energy Ltd.	488	2,627

Security	Shares	Value
QBE Insurance Group Ltd.	347	$3,293
Ramsay Health Care Ltd.	131	6,643
REA Group Ltd.	123	4,908
Rio Tinto Ltd.	88	4,455
Santos Ltd.	454	1,379
Scentre Group	2,806	9,373
Seek Ltd.	327	3,585
Sonic Healthcare Ltd.	407	6,433
South32 Ltd.	959	2,002
Stockland	3,292	10,871
Suncorp Group Ltd.	754	7,458
Sydney Airport	1,822	8,092
Tabcorp Holdings Ltd.	1,762	6,340
Tatts Group Ltd.	2,242	7,387
Telstra Corp. Ltd.	2,916	11,068
TPG Telecom Ltd.	559	2,746
Transurban Group	1,668	12,916
Treasury Wine Estates Ltd.	409	3,611
Vicinity Centres	4,387	9,525
Vocus Group Ltd.	832	2,552
Wesfarmers Ltd.	285	8,711
Westfield Corp.	1,327	8,855
Westpac Banking Corp.	199	4,790
Woodside Petroleum Ltd.	210	5,031
Woolworths Ltd.	348	6,499

		426,502
AUSTRIA — 0.36%
Andritz AG	105	5,670
Erste Group Bank AG	132	4,014
OMV AG	125	4,372
Voestalpine AG	75	3,177

		17,233
BELGIUM — 1.31%
Ageas	143	6,117
Anheuser-Busch InBev SA/NV	56	5,819
Colruyt SA	174	8,514
Groupe Bruxelles Lambert SA	109	9,281
KBC Group NV	84	5,449
Proximus SADP	183	5,254
Solvay SA	47	5,503
Telenet Group Holding NVa	153	8,204
UCB SA	61	4,201
Umicore SA	95	5,318

		63,660

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

January 31, 2017

Security	Shares	Value
CANADA — 11.80%
Agnico Eagle Mines Ltd.	48	$2,285
Agrium Inc.	49	5,037
Alimentation Couche-Tard Inc. Class B	88	4,024
AltaGas Ltd.	165	3,917
ARC Resources Ltd.	170	2,640
Atco Ltd./Canada Class I	250	8,786
Bank of Montreal	166	12,533
Bank of Nova Scotia (The)	149	8,887
BCE Inc.	443	19,932
Bombardier Inc. Class Ba	695	1,327
Brookfield Asset Management Inc. Class A	282	9,733
CAE Inc.	630	8,930
Cameco Corp.	364	4,626
Canadian Imperial Bank of Commerce	124	10,539
Canadian National Railway Co.	89	6,174
Canadian Natural Resources Ltd.	91	2,746
Canadian Pacific Railway Ltd.	28	4,227
Canadian Tire Corp. Ltd. Class A	78	8,280
Canadian Utilities Ltd. Class A	266	7,557
Cenovus Energy Inc.	203	2,765
CGI Group Inc. Class Aa	143	6,863
CI Financial Corp.	494	10,306
Constellation Software Inc./Canada	11	4,959
Dollarama Inc.	95	7,181
Eldorado Gold Corp.[a]	303	1,069
Emera Inc.	300	10,456
Empire Co. Ltd. Class A	492	6,132
Enbridge Inc.	117	4,972
Fairfax Financial Holdings Ltd.	18	8,394
Finning International Inc.	208	4,202
First Capital Realty Inc.	1,287	20,434
Fortis Inc./Canada	313	10,045
Franco-Nevada Corp.	62	4,025
George Weston Ltd.	137	11,662
Gildan Activewear Inc.	280	7,311
Goldcorp Inc.	115	1,856
Great-West Lifeco Inc.	388	10,613
H&R REIT	736	12,736
Husky Energy Inc.[a]	272	3,503
Hydro One Ltd.[b]	280	5,165
IGM Financial Inc.	260	7,975
Imperial Oil Ltd.	192	6,300
Industrial Alliance Insurance & Financial Services Inc.	120	5,039

Security	Shares	Value
Intact Financial Corp.	242	$17,636
Jean Coutu Group PJC Inc. (The) Class A	323	5,066
Keyera Corp.	157	4,600
Loblaw Companies Ltd.	169	8,865
Magna International Inc. Class A	114	4,922
Manulife Financial Corp.	289	5,531
Methanex Corp.	62	3,094
Metro Inc.	391	11,855
National Bank of Canada	183	7,884
Onex Corp.	152	10,616
Open Text Corp.	164	5,603
Pembina Pipeline Corp.	210	6,503
Peyto Exploration & Development Corp.	144	3,128
Potash Corp. of Saskatchewan Inc.	223	4,141
Power Corp. of Canada	354	8,290
Power Financial Corp.	359	9,310
PrairieSky Royalty Ltd.	87	2,035
Restaurant Brands International Inc.	66	3,231
RioCan REIT	612	12,210
Rogers Communications Inc. Class B	288	12,470
Royal Bank of Canada	183	13,133
Saputo Inc.	275	10,106
Shaw Communications Inc. Class B	627	13,499
Silver Wheaton Corp.	148	3,266
Smart REIT	486	11,936
SNC-Lavalin Group Inc.	124	5,334
Sun Life Financial Inc.	158	6,224
Suncor Energy Inc.	162	5,015
TELUS Corp.	336	11,195
Thomson Reuters Corp.	274	12,259
Toronto-Dominion Bank (The)	209	10,806
Tourmaline Oil Corp.[a]	120	2,800
TransCanada Corp.	176	8,287
Vermilion Energy Inc.	56	2,306
West Fraser Timber Co. Ltd.	60	2,045
Yamana Gold Inc.	268	884

		572,228
DENMARK — 1.65%
AP Moller – Maersk A/S Class B	4	6,679
Carlsberg A/S Class B	81	7,321
Chr Hansen Holding A/S	109	6,652
Coloplast A/S Class B	99	7,089
Danske Bank A/S	257	8,563
DONG Energy A/Sa,b	84	3,182

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

January 31, 2017

Security	Shares	Value
DSV A/S	147	$7,143
ISS A/S	91	3,236
Novo Nordisk A/S Class B	134	4,817
Novozymes A/S Class B	99	3,860
TDC A/Sa	852	4,488
Tryg A/S	392	7,491
William Demant Holding A/Sa	502	9,395

		79,916
FINLAND — 1.06%
Elisa OYJ	204	6,885
Fortum OYJ	286	4,571
Kone OYJ Class B	112	5,072
Metso OYJ	113	3,476
Neste OYJ	99	3,452
Nokia OYJ	673	3,018
Nokian Renkaat OYJ	62	2,326
Orion OYJ Class B	90	4,194
Sampo OYJ Class A	136	6,305
Stora Enso OYJ Class R	330	3,752
UPM-Kymmene OYJ	131	2,973
Wartsila OYJ Abp	106	5,321

		51,345
FRANCE — 7.77%
Accor SA	121	4,904
Aeroports de Paris	83	9,212
Air Liquide SA	69	7,457
Airbus SE	67	4,544
Alstom SAa	119	3,376
ArcelorMittal[a]	210	1,632
Arkema SA	32	3,161
Atos SE	64	6,812
AXA SA	156	3,830
BNP Paribas SA	72	4,605
Bollore SA	1,061	4,241
Bouygues SA	132	4,801
Bureau Veritas SA	353	6,913
Capgemini SA	62	5,050
Carrefour SA	145	3,550
Casino Guichard Perrachon SA	58	3,128
Christian Dior SE	30	6,444
Cie. de Saint-Gobain	83	4,081
Cie. Generale des Etablissements Michelin Class B	45	4,833
CNP Assurances	225	4,227
Credit Agricole SA	228	3,022

Security	Shares	Value
Danone SA	121	$7,583
Dassault Systemes SE	103	7,979
Edenred	156	3,400
Electricite de France SA	250	2,464
Engie SA	421	5,034
Essilor International SA	56	6,560
Eurazeo SA	86	5,296
Eutelsat Communications SA	205	3,495
Fonciere des Regions	79	6,578
Gecina SA	65	8,380
Groupe Eurotunnel SE Registered	652	6,065
Hermes International	15	6,524
ICADE	90	6,373
Iliad SA	16	3,423
Imerys SA	90	7,228
Ingenico Group SA	49	4,134
JCDecaux SA	191	6,108
Kering	19	4,521
Klepierre	172	6,534
L’Oreal SA	45	8,187
Lagardere SCA	217	5,443
Legrand SA	101	5,870
LVMH Moet Hennessy Louis Vuitton SE	29	5,848
Natixis SA	632	3,746
Orange SA	212	3,282
Pernod Ricard SA	58	6,791
Publicis Groupe SA	81	5,564
Remy Cointreau SA	64	5,816
Renault SA	25	2,253
Rexel SA	224	3,899
Safran SA	81	5,489
Sanofi	56	4,508
Schneider Electric SE	64	4,580
SCOR SE	172	5,828
SEB SA	40	5,038
SES SA	270	5,255
SFR Group SAa	98	2,845
Societe BIC SA	52	6,803
Societe Generale SA	66	3,228
Sodexo SA	73	8,074
STMicroelectronics NV	343	4,520
Suez	462	7,005
Thales SA	65	6,096
Total SA	68	3,429
Unibail-Rodamco SE	29	6,674

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

January 31, 2017

Security	Shares	Value
Valeo SA	63	$3,848
Veolia Environnement SA	390	6,636
Vinci SA	111	7,785
Vivendi SA	318	5,822
Wendel SA	52	6,153
Zodiac Aerospace	99	3,006

		376,823
GERMANY — 5.46%
adidas AG	27	4,250
Allianz SE Registered	34	5,761
Axel Springer SE	137	7,213
BASF SE	41	3,949
Bayer AG Registered	42	4,643
Bayerische Motoren Werke AG	39	3,548
Beiersdorf AG	91	8,058
Brenntag AG	114	6,621
Commerzbank AG	418	3,620
Continental AG	16	3,125
Covestro AGb	58	4,356
Daimler AG Registered	30	2,248
Deutsche Bank AG Registered[a]	179	3,558
Deutsche Boerse AGa	69	6,356
Deutsche Lufthansa AG Registered[c]	216	2,879
Deutsche Post AG Registered	153	5,118
Deutsche Telekom AG Registered	257	4,488
Deutsche Wohnen AG Bearer	248	8,078
E.ON SE	398	3,055
Evonik Industries AG	144	4,666
Fraport AG Frankfurt Airport Services Worldwide	115	6,868
Fresenius Medical Care AG & Co. KGaA	77	6,265
Fresenius SE & Co. KGaA	80	6,305
GEA Group AG	132	5,455
Hannover Rueck SE	66	7,250
HeidelbergCement AG	64	6,165
Henkel AG & Co. KGaA	63	6,634
HUGO BOSS AG	60	3,845
Infineon Technologies AG	325	5,967
Lanxess AG	54	3,919
Linde AG	31	5,040
MAN SE	156	16,176
Merck KGaA	52	5,712
METRO AG	114	3,894
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	30	5,635

Security	Shares	Value
Osram Licht AG	51	$2,956
ProSiebenSat.1 Media SE Registered	164	6,962
QIAGEN NV	165	4,758
RTL Group SAa	86	6,559
RWE AGa	216	2,861
SAP SE	86	7,866
Siemens AG Registered	52	6,533
Symrise AG	134	8,059
Telefonica Deutschland Holding AG	999	4,167
ThyssenKrupp AG	186	4,694
United Internet AG Registered[d]	170	7,109
Volkswagen AG	8	1,277
Vonovia SE	183	5,986
Zalando SEa,b	112	4,419

		264,926
HONG KONG — 5.45%
AIA Group Ltd.	1,200	7,470
ASM Pacific Technology Ltd.	400	4,871
Bank of East Asia Ltd. (The)	1,600	6,856
BOC Hong Kong Holdings Ltd.	1,500	6,031
Cathay Pacific Airways Ltd.	3,000	4,075
Cheung Kong Infrastructure Holdings Ltd.	1,000	8,061
Cheung Kong Property Holdings Ltd.	500	3,312
CK Hutchison Holdings Ltd.	500	6,022
CLP Holdings Ltd.	1,500	14,663
First Pacific Co. Ltd./Hong Kong	8,000	6,083
Hang Lung Group Ltd.	1,000	3,847
Hang Lung Properties Ltd.	2,000	4,949
Hang Seng Bank Ltd.	500	10,239
Henderson Land Development Co. Ltd.	1,100	6,103
HK Electric Investments & HK Electric Investments Ltd.[b]	10,500	8,769
HKT Trust & HKT Ltd.	6,000	8,398
Hong Kong & China Gas Co. Ltd.	6,600	12,470
Hong Kong Exchanges & Clearing Ltd.	100	2,432
Hongkong Land Holdings Ltd.	1,000	6,750
Hysan Development Co. Ltd.	2,000	9,150
Jardine Matheson Holdings Ltd.	100	6,172
Kerry Properties Ltd.	2,000	5,683
Li & Fung Ltd.	6,000	2,614
Link REIT	1,500	10,275
Melco Crown Entertainment Ltd. ADR	88	1,482
MGM China Holdings Ltd.	1,200	2,341
MTR Corp. Ltd.	2,000	10,207

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

January 31, 2017

Security	Shares	Value
New World Development Co. Ltd.	4,000	$4,640
NWS Holdings Ltd.	3,000	5,405
PCCW Ltd.	12,000	7,300
Power Assets Holdings Ltd.	1,000	9,608
Shangri-La Asia Ltd.	4,000	4,459
Sino Land Co. Ltd.	4,000	6,650
SJM Holdings Ltd.	4,000	3,196
Swire Pacific Ltd. Class A	1,000	10,201
Swire Properties Ltd.	2,200	6,209
Techtronic Industries Co. Ltd.	1,500	5,200
Wharf Holdings Ltd. (The)	1,000	7,546
Wheelock & Co. Ltd.	1,000	6,102
Wynn Macau Ltd.[c]	1,600	2,940
Yue Yuen Industrial Holdings Ltd.	1,500	5,490

		264,271
IRELAND — 0.37%
CRH PLC	131	4,565
Kerry Group PLC Class A	108	7,598
Paddy Power Betfair PLC	27	2,824
Ryanair Holdings PLC ADR[a]	36	3,012

		17,999
ISRAEL — 1.75%
Azrieli Group Ltd.	223	10,182
Bank Hapoalim BM	1,677	10,128
Bank Leumi le-Israel BMa	2,212	9,143
Bezeq The Israeli Telecommunication Corp. Ltd.	3,876	6,770
Check Point Software Technologies Ltd.[a]	95	9,383
Elbit Systems Ltd.	71	7,812
Israel Chemicals Ltd.	865	3,973
Mizrahi Tefahot Bank Ltd.	586	9,018
Mobileye NVa	127	5,456
Nice Ltd.	89	6,226
Taro Pharmaceutical Industries Ltd.[a]	23	2,403
Teva Pharmaceutical Industries Ltd. ADR	137	4,580

		85,074
ITALY — 1.75%
Assicurazioni Generali SpA	462	7,359
Atlantia SpA	308	7,007
CNH Industrial NV	446	3,952
Enel SpA	1,902	7,942
Eni SpA	254	3,901
EXOR NV	121	5,513

Security	Shares	Value
Intesa Sanpaolo SpA	1,785	$4,186
Leonardo SpA[a]	214	2,757
Luxottica Group SpA	114	6,122
Prysmian SpA	225	5,850
Snam SpA	1,984	7,547
Telecom Italia SpA/Milano[a]	3,900	3,351
Tenaris SA	273	4,771
Terna Rete Elettrica Nazionale SpA	2,672	11,718
UniCredit SpA	116	3,154

		85,130
JAPAN — 21.20%
ABC-Mart Inc.	100	5,827
Aeon Co. Ltd.	300	4,346
AEON Financial Service Co. Ltd.	200	3,592
Aisin Seiki Co. Ltd.	100	4,593
Ajinomoto Co. Inc.	200	3,959
Alfresa Holdings Corp.	200	3,296
Amada Holdings Co. Ltd.	300	3,542
ANA Holdings Inc.	2,000	5,960
Aozora Bank Ltd.	1,000	3,660
Asahi Glass Co. Ltd.	1,000	7,462
Asahi Group Holdings Ltd.	200	7,053
Asahi Kasei Corp.	1,000	9,372
ASICS Corp.	200	3,910
Astellas Pharma Inc.	400	5,378
Bandai Namco Holdings Inc.	100	2,763
Benesse Holdings Inc.	200	5,836
Bridgestone Corp.	100	3,680
Calbee Inc.	100	3,264
Canon Inc.	300	8,914
Casio Computer Co. Ltd.	200	2,779
Chubu Electric Power Co. Inc.	400	5,340
Chugai Pharmaceutical Co. Ltd.	100	2,931
Chugoku Bank Ltd. (The)	400	5,913
Concordia Financial Group Ltd.	900	4,782
Credit Saison Co. Ltd.	200	3,663
Daiichi Sankyo Co. Ltd.	200	4,485
Daiwa House Industry Co. Ltd.	200	5,443
Daiwa House REIT Investment Corp.	2	5,053
Denso Corp.	100	4,354
Dentsu Inc.	100	4,637
East Japan Railway Co.	100	9,087
Eisai Co. Ltd.	100	5,521
Electric Power Development Co. Ltd.	200	4,660
FamilyMart UNY Holdings Co. Ltd.	100	6,360

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

January 31, 2017

Security	Shares	Value
Fuji Electric Co. Ltd.	1,000	$5,943
Fuji Heavy Industries Ltd.	100	4,033
FUJIFILM Holdings Corp.	200	7,773
Fukuoka Financial Group Inc.	1,000	4,441
Hakuhodo DY Holdings Inc.	400	4,939
Hamamatsu Photonics KK	200	5,801
Hankyu Hanshin Holdings Inc.	200	6,804
Hino Motors Ltd.	300	3,185
Hisamitsu Pharmaceutical Co. Inc.	100	5,205
Hitachi Chemical Co. Ltd.	200	5,703
Hitachi High-Technologies Corp.	100	4,304
Hokuriku Electric Power Co.	600	6,060
Honda Motor Co. Ltd.	200	6,017
Hoya Corp.	100	4,372
Idemitsu Kosan Co. Ltd.	100	3,105
IHI Corp.[a]	1,000	2,709
INPEX Corp.	300	2,959
Isetan Mitsukoshi Holdings Ltd.	300	3,528
Isuzu Motors Ltd.	300	4,056
ITOCHU Corp.	400	5,529
J Front Retailing Co. Ltd.	300	4,352
Japan Airlines Co. Ltd.	200	6,399
Japan Post Bank Co. Ltd.	300	3,664
Japan Post Holdings Co. Ltd.	200	2,523
Japan Prime Realty Investment Corp.	2	8,048
Japan Real Estate Investment Corp.	1	5,703
Japan Retail Fund Investment Corp.	3	6,438
Japan Tobacco Inc.	100	3,233
JFE Holdings Inc.	200	3,521
JSR Corp.	300	5,170
JX Holdings Inc.	1,100	5,204
Kajima Corp.	1,000	6,991
Kamigumi Co. Ltd.	1,000	9,754
Kaneka Corp.	1,000	8,652
Kao Corp.	100	4,959
KDDI Corp.	100	2,692
Keihan Holdings Co. Ltd.	1,000	6,689
Keikyu Corp.	1,000	11,770
Keio Corp.	1,000	8,243
Kintetsu Group Holdings Co. Ltd.	2,000	7,710
Kirin Holdings Co. Ltd.	400	6,566
Koito Manufacturing Co. Ltd.	100	5,312
Komatsu Ltd.	200	4,786
Konami Holdings Corp.	100	4,015
Konica Minolta Inc.	500	5,205

Security	Shares	Value
Kuraray Co. Ltd.	400	$6,367
Kurita Water Industries Ltd.	300	7,142
Kyocera Corp.	100	5,227
Kyushu Financial Group Inc.	500	3,464
Lawson Inc.[c]	100	7,320
LIXIL Group Corp.	200	4,690
Mabuchi Motor Co. Ltd.	100	5,161
Marubeni Corp.	1,200	7,330
Marui Group Co. Ltd.	200	2,871
Maruichi Steel Tube Ltd.	100	3,367
McDonald’s Holdings Co. Japan Ltd.	200	5,275
Mebuki Financial Group Inc.	870	3,362
Medipal Holdings Corp.	200	3,249
Miraca Holdings Inc.	100	4,584
Mitsubishi Chemical Holdings Corp.	800	5,612
Mitsubishi Corp.	100	2,265
Mitsubishi Materials Corp.	100	3,424
Mitsubishi Tanabe Pharma Corp.	400	8,027
Mitsubishi UFJ Financial Group Inc.	600	3,896
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,000	5,356
Mitsui & Co. Ltd.	300	4,414
Mitsui Chemicals Inc.	1,000	4,726
Mitsui OSK Lines Ltd.	1,000	3,198
Mizuho Financial Group Inc.	2,400	4,483
MS&AD Insurance Group Holdings Inc.	100	3,371
Nabtesco Corp.	200	5,236
Nagoya Railroad Co. Ltd.	1,000	4,939
NGK Spark Plug Co. Ltd.	200	4,520
Nikon Corp.	400	6,485
Nippon Building Fund Inc.	1	5,756
Nippon Express Co. Ltd.	1,000	5,321
Nippon Paint Holdings Co. Ltd.	100	2,931
Nippon Prologis REIT Inc.	3	6,289
Nippon Steel & Sumitomo Metal Corp.	200	4,862
Nippon Telegraph & Telephone Corp.	200	8,846
Nippon Yusen KK	2,000	4,264
Nissan Motor Co. Ltd.	500	4,970
Nisshin Seifun Group Inc.	400	6,101
Nissin Foods Holdings Co. Ltd.	100	5,294
NOK Corp.	200	4,072
Nomura Holdings Inc.	800	4,999
Nomura Real Estate Holdings Inc.	200	3,455
Nomura Real Estate Master Fund Inc.	4	6,250
Nomura Research Institute Ltd.	220	7,543

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

January 31, 2017

Security	Shares	Value
NTT Data Corp.	100	$5,063
NTT DOCOMO Inc.	200	4,808
Obayashi Corp.	500	4,779
Olympus Corp.	100	3,460
Omron Corp.	100	4,117
Oracle Corp. Japan	100	5,614
Oriental Land Co. Ltd./Japan	100	5,496
ORIX Corp.	200	3,033
Osaka Gas Co. Ltd.	2,000	7,510
Otsuka Corp.	100	5,161
Otsuka Holdings Co. Ltd.	100	4,618
Park24 Co. Ltd.	200	5,534
Recruit Holdings Co. Ltd.	100	4,393
Resona Holdings Inc.	700	3,813
Ricoh Co. Ltd.	500	4,481
Rinnai Corp.	100	8,528
Sankyo Co. Ltd.	200	6,707
Santen Pharmaceutical Co. Ltd.	300	3,773
Secom Co. Ltd.	100	7,254
Sega Sammy Holdings Inc.	200	3,155
Seibu Holdings Inc.	200	3,384
Sekisui Chemical Co. Ltd.	300	4,914
Sekisui House Ltd.	300	4,873
Seven & I Holdings Co. Ltd.	200	8,011
Seven Bank Ltd.	1,100	3,166
Shin-Etsu Chemical Co. Ltd.	100	8,658
Shionogi & Co. Ltd.	100	4,819
Shiseido Co. Ltd.	200	5,610
Showa Shell Sekiyu KK	300	2,950
Sompo Holdings Inc.	100	3,640
Sony Corp.	100	3,041
Sony Financial Holdings Inc.	300	5,071
Stanley Electric Co. Ltd.	100	2,829
Sumitomo Corp.	600	7,547
Sumitomo Dainippon Pharma Co. Ltd.	200	3,383
Sumitomo Electric Industries Ltd.	300	4,390
Sumitomo Mitsui Financial Group Inc.	100	3,954
Sumitomo Rubber Industries Ltd.	200	3,136
Suntory Beverage & Food Ltd.	100	4,259
Suruga Bank Ltd.	200	4,584
Suzuken Co. Ltd./Aichi Japan	200	6,627
Suzuki Motor Corp.	100	3,881
Taiheiyo Cement Corp.	1,000	3,509
Taisho Pharmaceutical Holdings Co. Ltd.	100	8,457
Taiyo Nippon Sanso Corp.	300	3,560

Security	Shares	Value
Takeda Pharmaceutical Co. Ltd.	100	$4,196
Teijin Ltd.	300	6,358
Terumo Corp.	100	3,704
THK Co. Ltd.	100	2,479
Tobu Railway Co. Ltd.	2,000	10,180
Toho Co. Ltd./Tokyo	200	5,783
Toho Gas Co. Ltd.	1,000	7,488
Tokio Marine Holdings Inc.	100	4,203
Tokyo Gas Co. Ltd.	2,000	8,879
Tokyu Corp.	1,000	7,382
TonenGeneral Sekiyu KK	1,000	11,805
Toppan Printing Co. Ltd.	1,000	9,851
Toray Industries Inc.	1,000	8,684
Toshiba Corp.[a]	1,000	2,152
Toyo Seikan Group Holdings Ltd.	200	3,699
Toyo Suisan Kaisha Ltd.	200	7,160
Toyoda Gosei Co. Ltd.	200	4,834
Toyota Industries Corp.	100	4,850
Toyota Motor Corp.	100	5,849
Toyota Tsusho Corp.	200	5,525
Trend Micro Inc./Japan[a]	100	3,895
Unicharm Corp.	200	4,513
United Urban Investment Corp.	4	6,399
USS Co. Ltd.	300	5,279
West Japan Railway Co.	100	6,538
Yahoo Japan Corp.	1,200	5,053
Yamaha Corp.	100	3,065
Yamaha Motor Co. Ltd.	100	2,091
Yamato Holdings Co. Ltd.	200	4,050
Yamazaki Baking Co. Ltd.	200	4,033
Yokogawa Electric Corp.	200	3,209

		1,028,530
NETHERLANDS — 2.13%
Aegon NV	533	2,887
AerCap Holdings NVa	83	3,674
Akzo Nobel NV	80	5,429
Altice NV Class Aa	384	8,416
Altice NV Class Ba	26	573
ASML Holding NV	44	5,345
Boskalis Westminster	121	4,479
Gemalto NV	65	3,776
Heineken Holding NV	87	6,110
Heineken NV	77	5,761
ING Groep NV	280	4,009
Koninklijke Ahold Delhaize NV	349	7,428

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

January 31, 2017

Security	Shares	Value
Koninklijke DSM NV	90	$5,739
Koninklijke Philips NV	204	5,982
Koninklijke Vopak NV	68	2,919
NN Group NV	58	2,052
NXP Semiconductors NVa	33	3,229
Randstad Holding NV	73	4,244
RELX NV	470	7,936
Unilever NV CVA	159	6,426
Wolters Kluwer NV	180	6,877

		103,291
NEW ZEALAND — 0.94%
Auckland International Airport Ltd.	1,375	6,896
Contact Energy Ltd.	2,177	7,614
Fletcher Building Ltd.	922	7,098
Mercury NZ Ltd.	2,583	5,814
Meridian Energy Ltd.	2,358	4,547
Ryman Healthcare Ltd.	1,296	8,276
Spark New Zealand Ltd.	2,041	5,253

		45,498
NORWAY — 1.01%
DNB ASA	319	5,335
Gjensidige Forsikring ASA	398	6,864
Marine Harvest ASA	274	4,856
Norsk Hydro ASA	647	3,695
Orkla ASA	883	8,253
Schibsted ASA	229	6,070
Statoil ASA	219	4,083
Telenor ASA	333	5,286
Yara International ASA	102	4,309

		48,751
PORTUGAL — 0.18%
Galp Energia SGPS SA	304	4,475
Jeronimo Martins SGPS SA	240	4,060

		8,535
SINGAPORE — 4.59%
Ascendas REIT	5,725	9,997
CapitaLand Commercial Trust	8,700	9,418
CapitaLand Ltd.	3,300	7,706
CapitaLand Mall Trust	7,600	10,466
City Developments Ltd.	1,200	7,862
ComfortDelGro Corp. Ltd.	4,700	8,040
DBS Group Holdings Ltd.	700	9,426
Genting Singapore PLC	7,200	4,957
Global Logistic Properties Ltd.	3,400	6,275

Security	Shares	Value
Golden Agri-Resources Ltd.	12,000	$3,620
Hutchison Port Holdings Trust	15,300	6,502
Jardine Cycle & Carriage Ltd.	111	3,258
Keppel Corp. Ltd.	1,200	5,255
Oversea-Chinese Banking Corp. Ltd.	1,500	9,998
SATS Ltd.	3,200	11,993
SembCorp Industries Ltd.	2,500	5,590
Singapore Airlines Ltd.	1,400	9,838
Singapore Exchange Ltd.	2,000	10,534
Singapore Press Holdings Ltd.	2,000	4,898
Singapore Technologies Engineering Ltd.	3,500	8,198
Singapore Telecommunications Ltd.	4,100	11,263
StarHub Ltd.	6,600	13,914
Suntec REIT	11,100	13,631
United Overseas Bank Ltd.	600	8,910
UOL Group Ltd.	1,700	7,687
Wilmar International Ltd.	2,900	7,987
Yangzijiang Shipbuilding Holdings Ltd.	9,100	5,200

		222,423
SPAIN — 2.37%
Abertis Infraestructuras SA	496	7,100
ACS Actividades de Construccion y Servicios SA	154	4,740
Aena SAb	21	3,049
Amadeus IT Holding SA Class A	163	7,530
Banco Bilbao Vizcaya Argentaria SA	735	4,984
Banco de Sabadell SA	2,019	3,042
Banco Popular Espanol SA	3,320	3,430
Banco Santander SA	1,055	5,870
Bankinter SA	685	5,504
Distribuidora Internacional de Alimentacion SA	750	3,966
Enagas SA	71	1,742
Endesa SA	326	6,710
Ferrovial SA	401	7,259
Gas Natural SDG SA	283	5,450
Grifols SA	227	4,862
Iberdrola SA	1,371	8,644
Iberdrola SA New[a]	30	192
Industria de Diseno Textil SA	227	7,491
International Consolidated Airlines Group SA	476	2,855
Mapfre SA	1,494	4,521
Red Electrica Corp. SA	163	2,912

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

January 31, 2017

Security	Shares	Value
Repsol SA	238	$3,513
Telefonica SA	462	4,456
Zardoya Otis SA	616	5,192

		115,014
SWEDEN — 3.41%
Alfa Laval AB	321	5,993
Assa Abloy AB	323	6,119
Atlas Copco AB Class A	197	6,317
Atlas Copco AB Class B	101	2,930
Boliden AB	122	3,560
Electrolux AB Class B	122	3,245
Getinge AB Class B	161	2,604
Hennes & Mauritz AB Class B	240	6,864
Hexagon AB Class B	156	6,175
Husqvarna AB Class B	667	5,585
ICA Gruppen AB	119	3,889
Industrivarden AB Class C	378	7,325
Investor AB Class B	170	6,785
Kinnevik AB Class B	104	2,669
L E Lundbergforetagen AB Class B	120	7,729
Lundin Petroleum ABa	181	3,905
Millicom International Cellular SA SDR	82	4,058
Nordea Bank AB	482	5,828
Sandvik AB	325	4,387
Securitas AB Class B	377	6,003
Skandinaviska Enskilda Banken AB Class A	464	5,215
Skanska AB Class B	236	5,777
SKF AB Class B	242	4,872
Svenska Cellulosa AB SCA Class B	240	7,221
Svenska Handelsbanken AB Class A	379	5,662
Swedbank AB Class A	253	6,399
Swedish Match AB	246	8,009
Tele2 AB Class B	666	5,878
Telefonaktiebolaget LM Ericsson Class B	637	3,764
Telia Co. AB	1,485	6,026
Volvo AB Class B	368	4,706

		165,499
SWITZERLAND — 4.84%
ABB Ltd. Registered	244	5,795
Actelion Ltd. Registered	19	4,949
Adecco Group AG Registered	63	4,496
Aryzta AG	62	1,707
Baloise Holding AG Registered	59	7,595

Security	Shares	Value
Barry Callebaut AG Registered	5	$6,183
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	4	22,218
Cie. Financiere Richemont SA Class A Registered	66	5,131
Dufry AG Registered[a]	32	4,564
EMS-Chemie Holding AG Registered	10	5,169
Galenica AG Registered	4	4,387
Geberit AG Registered	18	7,692
Givaudan SA Registered	4	7,213
Julius Baer Group Ltd.	97	4,546
Kuehne + Nagel International AG Registered	49	6,695
LafargeHolcim Ltd. Registered	86	4,611
Lonza Group AG Registered	25	4,584
Nestle SA Registered	139	10,186
Novartis AG Registered	63	4,626
Pargesa Holding SA Bearer	124	8,251
Partners Group Holding AG	12	6,066
Roche Holding AG	24	5,668
Schindler Holding AG Participation Certificates	60	11,433
Schindler Holding AG Registered	29	5,467
SGS SA Registered	3	6,361
Sika AG Bearer	1	5,255
Sonova Holding AG Registered	54	7,137
Swatch Group AG (The) Bearer	17	6,022
Swatch Group AG (The) Registered	45	3,147
Swiss Life Holding AG Registered	21	6,366
Swiss Prime Site AG Registered	153	12,763
Swiss Re AG	64	5,975
Swisscom AG Registered	22	9,700
Syngenta AG Registered	8	3,406
UBS Group AG	229	3,707
Zurich Insurance Group AG	20	5,747

		234,818
UNITED KINGDOM — 10.97%
3i Group PLC	611	5,381
Aberdeen Asset Management PLC	660	2,176
Admiral Group PLC	238	5,318
Antofagasta PLC	245	2,574
Ashtead Group PLC	164	3,314
Associated British Foods PLC	138	4,143
AstraZeneca PLC	77	4,063
Aviva PLC	838	5,028

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

January 31, 2017

Security	Shares	Value
Babcock International Group PLC	430	$4,831
BAE Systems PLC	853	6,246
Barclays PLC	1,360	3,755
Barratt Developments PLC	538	3,233
Berkeley Group Holdings PLC	96	3,382
BHP Billiton PLC	185	3,346
BP PLC	721	4,289
British American Tobacco PLC	130	8,013
British Land Co. PLC (The)	808	5,926
BT Group PLC	1,553	5,937
Bunzl PLC	402	10,565
Burberry Group PLC	276	5,695
Carnival PLC	94	5,012
Centrica PLC	1,823	5,144
Cobham PLC	1,683	2,871
Coca-Cola European Partners PLC	226	7,803
Coca-Cola HBC AG	223	5,084
Compass Group PLC	517	9,184
Croda International PLC	139	5,855
DCC PLC	62	4,988
Diageo PLC	293	8,123
Direct Line Insurance Group PLC	1,228	5,485
Dixons Carphone PLC	838	3,330
easyJet PLC	196	2,343
Experian PLC	357	6,867
G4S PLC	1,374	4,411
GKN PLC	932	4,027
GlaxoSmithKline PLC	364	6,997
Hammerson PLC	1,038	7,137
Hargreaves Lansdown PLC	229	3,898
Hikma Pharmaceuticals PLC	130	2,983
HSBC Holdings PLC	728	6,195
IMI PLC	425	6,235
Imperial Brands PLC	141	6,517
Inmarsat PLC	508	3,886
InterContinental Hotels Group PLC	127	5,880
Intertek Group PLC	135	5,761
Intu Properties PLC	1,912	6,502
Investec PLC	515	3,638
ITV PLC	2,142	5,476
J Sainsbury PLC	937	3,040
Johnson Matthey PLC	109	4,458
Kingfisher PLC	1,279	5,410
Land Securities Group PLC	554	6,928
Legal & General Group PLC	1,678	4,959
Lloyds Banking Group PLC	6,112	4,993

Security	Shares	Value
London Stock Exchange Group PLC	142	$5,665
Marks & Spencer Group PLC	1,060	4,474
Mediclinic International PLC	262	2,588
Meggitt PLC	700	3,680
Merlin Entertainments PLC[b]	646	3,878
Mondi PLC	196	4,318
National Grid PLC	836	9,757
Next PLC	109	5,252
Old Mutual PLC	1,428	3,731
Pearson PLC	351	2,733
Persimmon PLC	156	3,786
Provident Financial PLC	142	4,868
Prudential PLC	276	5,320
Randgold Resources Ltd.	32	2,720
Reckitt Benckiser Group PLC	100	8,560
RELX PLC	597	10,688
Rio Tinto PLC	82	3,601
Rolls-Royce Holdings PLC	328	2,754
Royal Bank of Scotland Group PLC[a]	1,037	2,894
Royal Dutch Shell PLC Class A	153	4,134
Royal Dutch Shell PLC Class B	178	5,008
Royal Mail PLC	748	3,873
RSA Insurance Group PLC	683	4,928
Sage Group PLC (The)	694	5,352
Schroders PLC	152	5,611
Segro PLC	1,473	8,552
Severn Trent PLC	257	7,340
Shire PLC	49	2,700
Sky PLC	812	10,226
Smith & Nephew PLC	363	5,403
Smiths Group PLC	351	6,628
SSE PLC	441	8,261
St. James’s Place PLC	308	4,150
Standard Chartered PLC[a]	315	3,068
Standard Life PLC	1,093	4,754
Tate & Lyle PLC	532	4,488
Taylor Wimpey PLC	1,425	2,996
Tesco PLC[a]	1,099	2,691
Travis Perkins PLC	257	4,698
TUI AG	286	4,181
Unilever PLC	189	7,674
United Utilities Group PLC	758	8,745
Vodafone Group PLC	2,001	4,893
Weir Group PLC (The)	124	3,128
Whitbread PLC	140	6,913

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

January 31, 2017

Security	Shares	Value
William Hill PLC	966	$3,146
Wm Morrison Supermarkets PLC	1,318	3,915
Wolseley PLC	104	6,420
WPP PLC	369	8,561

		532,339

TOTAL COMMON STOCKS
(Cost: $4,839,384)		4,809,805

PREFERRED STOCKS — 0.56%

GERMANY — 0.45%
Bayerische Motoren Werke AG	34	2,548
Fuchs Petrolub SE	122	5,576
Henkel AG & Co. KGaA	72	8,770
Porsche Automobil Holding SE	37	2,219
Volkswagen AG	16	2,488

		21,601
ITALY — 0.11%
Intesa Sanpaolo SpA	1,310	2,888
Telecom Italia SpA/Milano	3,524	2,519

		5,407

TOTAL PREFERRED STOCKS
(Cost: $26,778)		27,008

RIGHTS — 0.00%

SPAIN — 0.00%
ACS Actividades de Construccion y Servicios SAa	154	69

		69

TOTAL RIGHTS
(Cost: $73)		69

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.29%

MONEY MARKET FUNDS — 0.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[e,f,g]	13,633	$13,637
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[e,f]	583	583

		14,220

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,219)		14,220

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $4,880,454)[h]		4,851,102
Other Assets, Less Liabilities — (0.01)%		(571)

NET ASSETS — 100.00%		$4,850,531

ADR — American Depositary Receipts

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $4,914,674. Net unrealized depreciation was $63,572, of which $323,566 represented gross unrealized appreciation on securities and $387,138 represented gross unrealized depreciation on securities.

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,809,613	$192	$—	$4,809,805
Preferred stocks	27,008	—	—	27,008
Rights	69	—	—	69
Money market funds	14,220	—	—	14,220

Total	$4,850,910	$192	$—	$4,851,102

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.57%

AUSTRALIA — 1.12%
Fortescue Metals Group Ltd.	24,940	$126,095
Incitec Pivot Ltd.	28,449	83,149
LendLease Group	11,107	118,805
Origin Energy Ltd.	18,676	100,521
Qantas Airways Ltd.	16,066	41,590
Santos Ltd.	10,527	31,966
Sonic Healthcare Ltd.	5,887	93,047
South32 Ltd.	71,224	148,692

		743,865
AUSTRIA — 0.34%
OMV AG	1,885	65,931
Raiffeisen Bank International AGa	2,378	52,812
Voestalpine AG	2,436	103,197

		221,940
BELGIUM — 0.30%
Ageas	2,581	110,400
Solvay SA	754	88,289

		198,689
CANADA — 2.84%
Cameco Corp.	4,437	56,392
Eldorado Gold Corp.[a]	5,260	18,559
Empire Co. Ltd. Class A	11,745	146,390
First Quantum Minerals Ltd.	12,064	151,847
George Weston Ltd.	1,885	160,458
Loblaw Companies Ltd.	7,134	374,224
Magna International Inc. Class A	4,089	176,544
Metro Inc.	7,134	216,305
Power Corp. of Canada	2,552	59,760
Teck Resources Ltd. Class B	12,006	293,669
Valeant Pharmaceuticals International Inc.[a,b]	12,992	178,973
Yamana Gold Inc.	13,688	45,146

		1,878,267
DENMARK — 1.14%
AP Moller – Maersk A/S Class A	87	138,810
AP Moller – Maersk A/S Class B	145	242,095
Carlsberg A/S Class B	3,645	329,447
TDC A/Sa	8,497	44,758

		755,110
FINLAND — 0.75%
Fortum OYJ	2,668	42,644
Nokia OYJ	36,714	164,659

Security	Shares	Value
Stora Enso OYJ Class R	9,454	$107,482
UPM-Kymmene OYJ	7,859	178,358

		493,143
FRANCE — 12.49%
ArcelorMittal[a]	41,006	318,582
Atos SE	1,160	123,468
AXA SA	20,822	511,253
BNP Paribas SA	12,847	821,641
Carrefour SA	11,426	279,746
Casino Guichard Perrachon SA	3,915	211,124
Cie. de Saint-Gobain	6,090	299,457
Cie. Generale des Etablissements Michelin Class B	1,479	158,844
CNP Assurances	2,523	47,402
Credit Agricole SA	16,907	224,099
Electricite de France SAb	6,177	60,880
Engie SA	25,491	304,820
Orange SA	20,184	312,469
Peugeot SAa	7,047	130,990
Renault SA	3,161	284,834
Rexel SA	5,597	97,414
Sanofi	30,015	2,416,248
SCOR SE	1,624	55,030
Societe Generale SA	11,948	584,342
STMicroelectronics NV	6,264	82,554
Total SA	18,502	932,972

		8,258,169
GERMANY — 5.99%
Allianz SE Registered	3,422	579,871
Bayerische Motoren Werke AG	3,045	276,981
Commerzbank AG	21,344	184,832
Daimler AG Registered	10,092	756,361
Deutsche Bank AG Registered[a]	27,405	544,649
Deutsche Lufthansa AG Registered[b]	10,527	140,329
E.ON SE	25,694	197,233
HeidelbergCement AG	2,378	229,081
K+S AG Registered	3,886	98,439
Merck KGaA	2,697	296,274
METRO AG	6,728	229,835
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,392	261,453
RWE AGa	6,177	81,808
Volkswagen AG	522	83,293

		3,960,439

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

January 31, 2017

Security	Shares	Value
HONG KONG — 4.08%
Cathay Pacific Airways Ltd.[b]	29,000	$39,392
Cheung Kong Property Holdings Ltd.	58,000	384,207
CK Hutchison Holdings Ltd.	58,000	698,525
Hang Lung Properties Ltd.	29,000	71,759
Kerry Properties Ltd.	14,500	41,205
NWS Holdings Ltd.	29,000	52,249
PCCW Ltd.	29,000	17,641
Sino Land Co. Ltd.	116,000	192,851
Sun Hung Kai Properties Ltd.	29,000	401,400
WH Group Ltd.[c]	362,500	276,570
Wharf Holdings Ltd. (The)	46,000	347,104
Wheelock & Co. Ltd.	29,000	176,967

		2,699,870
ISRAEL — 2.10%
Bank Hapoalim BM	16,646	100,530
Bank Leumi le-Israel BMa	26,651	110,156
Teva Pharmaceutical Industries Ltd. ADR	35,177	1,175,967

		1,386,653
ITALY — 2.19%
Assicurazioni Generali SpA	6,554	104,402
Enel SpA	99,586	415,854
Eni SpA	15,747	241,823
Fiat Chrysler Automobiles NVa	16,124	175,995
Leonardo SpA[a]	3,291	42,394
Mediobanca SpA	5,162	44,378
Saipem SpA[a]	53,360	27,247
Telecom Italia SpA/Milano[a]	120,118	103,200
UniCredit SpA	9,586	260,647
UnipolSai SpA	15,225	31,690

		1,447,630
JAPAN — 41.40%
Aisin Seiki Co. Ltd.	2,900	133,182
Alfresa Holdings Corp.	5,800	95,572
Alps Electric Co. Ltd.	2,900	77,668
Amada Holdings Co. Ltd.	5,800	68,472
Asahi Glass Co. Ltd.	29,000	216,389
Asahi Group Holdings Ltd.	11,600	409,078
Asahi Kasei Corp.	29,000	271,774
Bridgestone Corp.	5,800	213,452
Brother Industries Ltd.	2,900	53,788
Canon Inc.	14,500	430,846
Central Japan Railway Co.	2,900	470,646
Chubu Electric Power Co. Inc.	8,700	116,155

Security	Shares	Value
Chugoku Bank Ltd. (The)	2,900	$42,866
Concordia Financial Group Ltd.	20,300	107,870
Dai-ichi Life Holdings Inc.	14,500	265,592
Daicel Corp.	5,800	64,505
Daiichi Sankyo Co. Ltd.	14,500	325,163
Daiwa House Industry Co. Ltd.	11,600	315,722
Denso Corp.	2,900	126,253
Electric Power Development Co. Ltd.	2,900	67,570
FamilyMart UNY Holdings Co. Ltd.	2,900	184,446
Fuji Heavy Industries Ltd.	5,800	233,906
FUJIFILM Holdings Corp.	8,700	338,108
Fujitsu Ltd.	29,000	169,659
Hachijuni Bank Ltd. (The)	11,600	68,729
Hino Motors Ltd.	5,800	61,568
Hitachi Construction Machinery Co. Ltd.	1,100	25,435
Hitachi Ltd.	116,000	667,303
Hitachi Metals Ltd.	2,900	40,341
Honda Motor Co. Ltd.	20,300	610,758
INPEX Corp.	14,500	143,036
Isuzu Motors Ltd.	5,800	78,415
ITOCHU Corp.	52,200	721,503
J Front Retailing Co. Ltd.	2,900	42,067
Japan Airlines Co. Ltd.	2,900	92,790
JFE Holdings Inc.	17,400	306,345
JSR Corp.	2,900	49,976
JTEKT Corp.	5,800	95,829
JX Holdings Inc.	37,700	178,361
Kansai Electric Power Co. Inc. (The)[a]	14,500	155,143
Kawasaki Heavy Industries Ltd.	29,000	91,450
KDDI Corp.	11,600	312,219
Kobe Steel Ltd.[a]	11,600	113,450
Komatsu Ltd.	11,600	277,596
Konica Minolta Inc.	8,700	90,574
Kuraray Co. Ltd.	8,700	138,489
Kyocera Corp.	5,800	303,151
Kyushu Electric Power Co. Inc.	5,800	64,814
LIXIL Group Corp.	2,900	68,008
Marubeni Corp.	63,800	389,686
Mazda Motor Corp.	8,700	128,906
Medipal Holdings Corp.	5,800	94,232
Minebea Mitsumi Inc.	5,800	57,961
Miraca Holdings Inc.	2,900	132,925
Mitsubishi Chemical Holdings Corp.	31,900	223,775
Mitsubishi Corp.	40,600	919,473
Mitsubishi Electric Corp.	23,200	354,775

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

January 31, 2017

Security	Shares	Value
Mitsubishi Gas Chemical Co. Inc.	2,900	$55,875
Mitsubishi Heavy Industries Ltd.	58,000	262,191
Mitsubishi Materials Corp.	2,900	99,307
Mitsubishi Tanabe Pharma Corp.	5,800	116,386
Mitsubishi UFJ Financial Group Inc.	208,800	1,355,647
Mitsui & Co. Ltd.	43,500	640,087
Mitsui Chemicals Inc.	29,000	137,046
Mitsui OSK Lines Ltd.	29,000	92,738
Mizuho Financial Group Inc.	371,200	693,434
MS&AD Insurance Group Holdings Inc.	5,800	195,523
NEC Corp.	32,000	74,191
Nexon Co. Ltd.	2,900	44,360
NGK Spark Plug Co. Ltd.	2,900	65,535
NH Foods Ltd.	3,000	81,945
Nikon Corp.	2,900	47,013
Nippon Steel & Sumitomo Metal Corp.	20,300	493,457
Nippon Telegraph & Telephone Corp.	8,700	384,786
Nippon Yusen KK	58,000	123,651
Nissan Motor Co. Ltd.	34,800	345,913
Nisshin Seifun Group Inc.	8,700	132,693
Nomura Holdings Inc.	34,800	217,471
NSK Ltd.	8,700	106,185
NTT DOCOMO Inc.	11,600	278,884
Obayashi Corp.	5,800	55,437
Oji Holdings Corp.	29,000	128,803
ORIX Corp.	14,500	219,867
Osaka Gas Co. Ltd.	29,000	108,890
Otsuka Holdings Co. Ltd.	8,700	401,788
Resona Holdings Inc.	40,600	221,150
Ricoh Co. Ltd.	17,400	155,955
Rohm Co. Ltd.	2,900	186,507
SBI Holdings Inc./Japan	2,900	40,290
Seiko Epson Corp.	5,800	120,096
Sekisui Chemical Co. Ltd.	2,900	47,503
Sekisui House Ltd.	5,800	94,207
Seven & I Holdings Co. Ltd.	23,200	929,237
Shinsei Bank Ltd.	29,000	50,233
SoftBank Group Corp.	8,700	672,429
Sompo Holdings Inc.	2,900	105,567
Sony Corp.	8,700	264,536
Sumitomo Chemical Co. Ltd.	29,000	155,336
Sumitomo Corp.	40,600	510,678
Sumitomo Dainippon Pharma Co. Ltd.	2,900	49,048
Sumitomo Electric Industries Ltd.	8,700	127,322
Sumitomo Mitsui Financial Group Inc.	23,200	917,284
Sumitomo Mitsui Trust Holdings Inc.	5,800	218,038

Security	Shares	Value
Sumitomo Rubber Industries Ltd.	2,900	$45,467
Suzuken Co. Ltd./Aichi Japan	2,900	96,087
Suzuki Motor Corp.	2,900	112,548
T&D Holdings Inc.	5,800	86,736
Taiheiyo Cement Corp.	29,000	101,754
TDK Corp.	2,900	209,434
Teijin Ltd.	2,900	61,465
Tohoku Electric Power Co. Inc.	8,700	106,340
Tokio Marine Holdings Inc.	5,800	243,747
Tokyo Electric Power Co. Holdings Inc.[a]	49,300	189,624
Toyo Suisan Kaisha Ltd.	2,900	103,815
Toyota Industries Corp.	2,900	140,653
Toyota Motor Corp.	29,000	1,696,078
Toyota Tsusho Corp.	5,800	160,231
West Japan Railway Co.	2,900	189,598
Yamada Denki Co. Ltd.	8,700	48,069
Yamaha Motor Co. Ltd.	2,900	60,640

		27,374,570
NETHERLANDS — 3.22%
Aegon NV	37,613	203,730
AerCap Holdings NVa	3,857	170,749
ING Groep NV	29,058	416,090
Koninklijke Ahold Delhaize NV	55,129	1,173,387
NN Group NV	4,756	168,226

		2,132,182
NORWAY — 1.06%
DNB ASA	8,584	143,558
Marine Harvest ASA	5,597	99,182
Norsk Hydro ASA	23,461	133,990
Statoil ASA	6,438	120,031
Telenor ASA	3,915	62,143
Yara International ASA	3,306	139,669

		698,573
SINGAPORE — 1.94%
DBS Group Holdings Ltd.	14,600	196,594
Golden Agri-Resources Ltd.	623,500	188,095
Hutchison Port Holdings Trust	110,200	46,835
Keppel Corp. Ltd.	37,700	165,111
Oversea-Chinese Banking Corp. Ltd.[b]	20,300	135,305
SembCorp Industries Ltd.	29,000	64,842
Singapore Airlines Ltd.	11,600	81,516
Wilmar International Ltd.	127,600	351,425
Yangzijiang Shipbuilding Holdings Ltd.[b]	92,800	53,027

		1,282,750

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

January 31, 2017

Security	Shares	Value
SPAIN — 2.81%
Banco de Sabadell SA	57,913	$87,246
Banco Santander SA	121,079	673,747
CaixaBank SA	25,295	92,424
Iberdrola SA	50,431	317,958
Iberdrola SA New[a]	1,043	6,578
International Consolidated Airlines Group SA	22,185	133,063
Mapfre SA	17,632	53,354
Repsol SA	15,075	222,543
Telefonica SA	28,159	271,600

		1,858,513
SWEDEN — 0.81%
Boliden AB	3,741	109,171
Getinge AB Class B	4,176	67,549
Telefonaktiebolaget LM Ericsson Class B	44,312	261,819
Telia Co. AB	24,708	100,255

		538,794
SWITZERLAND — 1.27%
Aryzta AG	4,901	134,919
Baloise Holding AG Registered	493	63,461
Credit Suisse Group AG Registered	14,761	224,273
Swiss Life Holding AG Registered	464	140,667
Swiss Re AG	2,958	276,132

		839,452
UNITED KINGDOM — 12.72%
3i Group PLC	7,662	67,477
Anglo American PLC[a]	26,158	446,910
Barclays PLC	203,261	561,184
Barratt Developments PLC	11,919	71,633
Berkeley Group Holdings PLC	1,276	44,949
BP PLC	127,745	759,946
Cobham PLC	18,009	30,723
Glencore PLC[a]	129,253	530,851
HSBC Holdings PLC	158,514	1,348,921
J Sainsbury PLC	135,749	440,457
Lloyds Banking Group PLC	538,675	440,035
Meggitt PLC	13,949	73,338
Old Mutual PLC	29,261	76,461
Pearson PLC	7,221	56,235
Persimmon PLC	2,639	64,045
Royal Bank of Scotland Group PLC[a]	46,023	128,426
Royal Dutch Shell PLC Class A	35,858	968,801

Security	Shares	Value
Royal Dutch Shell PLC Class B	25,114	$706,643
Royal Mail PLC	16,211	83,946
Shire PLC	7,975	439,411
Standard Chartered PLC[a]	26,013	253,339
Vodafone Group PLC	171,245	418,714
Wm Morrison Supermarkets PLC	133,516	396,593

		8,409,038

TOTAL COMMON STOCKS
(Cost: $59,698,918)		65,177,647

PREFERRED STOCKS — 1.23%

GERMANY — 1.11%
Bayerische Motoren Werke AG	725	54,336
Porsche Automobil Holding SE	3,074	184,375
Volkswagen AG	3,190	496,086

		734,797
ITALY — 0.12%
Intesa Sanpaolo SpA	1,073	2,366
Telecom Italia SpA/Milano	101,036	72,229

		74,595

TOTAL PREFERRED STOCKS
(Cost: $693,982)		809,392

SHORT-TERM INVESTMENTS — 0.67%

MONEY MARKET FUNDS — 0.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	386,642	386,758
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	58,654	58,654

		445,412

TOTAL SHORT-TERM INVESTMENTS
(Cost: $445,364)		445,412

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

January 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 100.47%
(Cost: $60,838,264)[g]	$66,432,451
Other Assets, Less Liabilities — (0.47)%	(310,965)

NET ASSETS — 100.00%	$66,121,486

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $60,891,485. Net unrealized appreciation was $5,540,966, of which $7,024,447 represented gross unrealized appreciation on securities and $1,483,481 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$65,171,069	$6,578	$—	$65,177,647
Preferred stocks	809,392	—	—	809,392
Money market funds	445,412	—	—	445,412

Total	$66,425,873	$6,578	$—	$66,432,451

See notes to financial statements.

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 4.39%
B/E Aerospace Inc.	54,318	$3,338,926
Huntington Ingalls Industries Inc.	24,618	4,774,907
Lockheed Martin Corp.	102,489	25,758,560
Northrop Grumman Corp.	93,470	21,412,108
Raytheon Co.	130,542	18,818,935
TransDigm Group Inc.	48,145	10,418,578

		84,522,014
BANKS — 0.49%
Fifth Third Bancorp.	363,868	9,496,955

		9,496,955
BEVERAGES — 1.00%
Constellation Brands Inc. Class A	80,067	11,990,834
Molson Coors Brewing Co. Class B	74,399	7,180,991

		19,171,825
BIOTECHNOLOGY — 0.16%
Seattle Genetics Inc.[a]	51,136	3,080,433

		3,080,433
BUILDING PRODUCTS — 0.18%
AO Smith Corp.	72,594	3,538,958

		3,538,958
CAPITAL MARKETS — 1.11%
MSCI Inc.	36,632	3,031,298
S&P Global Inc.	153,247	18,417,225

		21,448,523
CHEMICALS — 0.37%
Albemarle Corp.	77,586	7,187,567

		7,187,567
COMMERCIAL SERVICES & SUPPLIES — 2.27%
Cintas Corp.	49,547	5,752,902
Republic Services Inc.	158,881	9,116,592
Waste Connections Inc.	117,036	9,397,991
Waste Management Inc.	280,493	19,494,263

		43,761,748
COMMUNICATIONS EQUIPMENT — 0.28%
F5 Networks Inc.[a]	40,885	5,479,817

		5,479,817
CONSTRUCTION & ENGINEERING — 0.19%
Jacobs Engineering Group Inc.[a]	61,079	3,576,176

		3,576,176

Security	Shares	Value
CONSTRUCTION MATERIALS — 0.59%
Martin Marietta Materials Inc.	22,209	$5,099,186
Vulcan Materials Co.	48,406	6,211,942

		11,311,128
CONTAINERS & PACKAGING — 0.25%
Packaging Corp. of America	52,407	4,830,877

		4,830,877
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.14%
Zayo Group Holdings Inc.[a]	81,572	2,607,041

		2,607,041
ELECTRIC UTILITIES — 4.49%
Alliant Energy Corp.	133,319	5,019,460
Edison International	145,042	10,570,661
NextEra Energy Inc.	266,709	32,997,238
Pinnacle West Capital Corp.	51,585	4,004,544
Southern Co. (The)	381,377	18,851,465
Westar Energy Inc.	109,177	5,970,890
Xcel Energy Inc.	216,831	8,959,457

		86,373,715
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.69%
Amphenol Corp. Class A	188,074	12,693,114
Corning Inc.	585,838	15,518,849
Flex Ltd.[a]	281,249	4,407,172

		32,619,135
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.19%
Alexandria Real Estate Equities Inc.	46,047	5,102,928
American Tower Corp.	205,327	21,251,344
Digital Realty Trust Inc.	75,014	8,073,757
Duke Realty Corp.	239,382	5,824,164
Equinix Inc.	31,049	11,953,244
Liberty Property Trust	83,346	3,199,653
Prologis Inc.	305,496	14,923,480
Ventas Inc.	168,198	10,372,771

		80,701,341
FOOD & STAPLES RETAILING — 0.60%
Sysco Corp.	218,731	11,474,628

		11,474,628
FOOD PRODUCTS — 1.65%
Conagra Brands Inc.	183,719	7,181,576
Ingredion Inc.	49,534	6,349,763
Tyson Foods Inc. Class A	185,754	11,663,494

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

January 31, 2017

Security	Shares	Value
WhiteWave Foods Co. (The)[a]	119,535	$6,581,597

		31,776,430
GAS UTILITIES — 0.44%
Atmos Energy Corp.	42,372	3,227,899
UGI Corp.	113,359	5,256,457

		8,484,356
HEALTH CARE EQUIPMENT & SUPPLIES — 4.94%
Align Technology Inc.[a]	37,307	3,420,679
Baxter International Inc.	260,293	12,470,638
Becton Dickinson and Co.	88,121	15,622,972
Danaher Corp.	230,858	19,373,603
IDEXX Laboratories Inc.[a]	70,649	8,642,492
Intuitive Surgical Inc.[a]	17,719	12,273,774
Stryker Corp.	158,860	19,623,976
Varian Medical Systems Inc.[a]	48,310	3,751,272

		95,179,406
HEALTH CARE PROVIDERS & SERVICES — 3.63%
UnitedHealth Group Inc.	431,683	69,975,814

		69,975,814
HOTELS, RESTAURANTS & LEISURE — 1.01%
Domino’s Pizza Inc.	46,697	8,150,495
Las Vegas Sands Corp.	214,176	11,261,374

		19,411,869
HOUSEHOLD DURABLES — 0.15%
Garmin Ltd.	58,640	2,831,726

		2,831,726
HOUSEHOLD PRODUCTS — 5.50%
Church & Dwight Co. Inc.	108,236	4,894,432
Procter & Gamble Co. (The)	1,121,308	98,226,581
Spectrum Brands Holdings Inc.	21,271	2,837,338

		105,958,351
INSURANCE — 2.05%
Aon PLC	118,199	13,321,027
Cincinnati Financial Corp.	78,771	5,559,657
Loews Corp.	147,777	6,883,453
Principal Financial Group Inc.	154,875	8,841,814
Reinsurance Group of America Inc.	38,222	4,795,714

		39,401,665
INTERNET & DIRECT MARKETING RETAIL — 5.17%
Amazon.com Inc.[a]	120,858	99,524,146

		99,524,146

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 11.09%
Akamai Technologies Inc.[a]	89,208	$6,118,777
Alphabet Inc. Class Aa	60,151	49,335,249
Alphabet Inc. Class Ca	59,749	47,607,406
Facebook Inc. Class Aa	785,640	102,384,605
MercadoLibre Inc.	28,481	5,280,092
Zillow Group Inc. Class Ca	79,325	2,806,518

		213,532,647
IT SERVICES — 0.63%
Computer Sciences Corp.	132,989	8,271,916
Vantiv Inc. Class Aa	61,268	3,813,320

		12,085,236
LIFE SCIENCES TOOLS & SERVICES — 0.37%
Mettler-Toledo International Inc.[a]	16,494	7,036,835

		7,036,835
MACHINERY — 1.38%
Illinois Tool Works Inc.	165,654	21,071,189
Xylem Inc./NY	111,711	5,508,469

		26,579,658
MEDIA — 1.91%
Charter Communications Inc. Class Aa	99,310	32,171,474
Liberty Broadband Corp. Class Ca	53,081	4,529,933

		36,701,407
METALS & MINING — 0.58%
Newmont Mining Corp.	305,744	11,092,392

		11,092,392
MULTI-UTILITIES — 1.97%
Ameren Corp.	90,790	4,780,093
CenterPoint Energy Inc.	197,673	5,181,009
CMS Energy Corp.	111,502	4,749,985
DTE Energy Co.	84,619	8,346,818
NiSource Inc.	137,926	3,085,405
SCANA Corp.	69,767	4,792,993
WEC Energy Group Inc.	118,234	6,981,718

		37,918,021
OIL, GAS & CONSUMABLE FUELS — 1.93%
Continental Resources Inc./OKa,b	46,190	2,242,986
ONEOK Inc.	114,007	6,282,926
Parsley Energy Inc. Class Aa	152,599	5,374,537
Spectra Energy Corp.	559,869	23,318,544

		37,218,993

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

January 31, 2017

Security	Shares	Value
PHARMACEUTICALS — 4.52%
Johnson & Johnson	768,925	$87,080,756

		87,080,756
PROFESSIONAL SERVICES — 0.28%
Equifax Inc.	46,729	5,480,377

		5,480,377
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.23%
Applied Materials Inc.	1,023,642	35,059,739
Broadcom Ltd.	191,859	38,275,870
Lam Research Corp.	95,607	10,981,420
Linear Technology Corp.	182,734	11,535,997
Marvell Technology Group Ltd.	315,934	4,697,939
Microchip Technology Inc.	129,157	8,698,724
Micron Technology Inc.[a]	540,987	13,043,197
NVIDIA Corp.	506,663	55,317,466
QUALCOMM Inc.	899,953	48,084,489
Texas Instruments Inc.	639,291	48,292,042

		273,986,883
SOFTWARE — 9.02%
Activision Blizzard Inc.	319,753	12,857,268
Adobe Systems Inc.[a]	237,789	26,960,517
Autodesk Inc.[a]	101,525	8,258,044
Microsoft Corp.	1,520,280	98,286,102
Symantec Corp.	582,983	16,061,182
Synopsys Inc.[a]	108,515	6,824,508
VMware Inc. Class Aa,b	50,480	4,419,019

		173,666,640
SPECIALTY RETAIL — 0.56%
Dick’s Sporting Goods Inc.	45,479	2,346,716
Ulta Salon Cosmetics & Fragrance Inc.[a]	31,028	8,448,304

		10,795,020
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.21%
Hewlett Packard Enterprise Co.	1,336,358	30,308,599
NetApp Inc.	151,881	5,820,080
Seagate Technology PLC	143,133	6,462,455

		42,591,134
TOBACCO — 1.12%
Reynolds American Inc.	358,424	21,552,035

		21,552,035

Security	Shares	Value
WATER UTILITIES — 0.36%
American Water Works Co. Inc.	95,280	$6,997,363

		6,997,363
WIRELESS TELECOMMUNICATION SERVICES — 0.80%
Sprint Corp.[a]	500,672	4,621,202
T-Mobile U.S. Inc.[a]	173,954	10,832,116

		15,453,318

TOTAL COMMON STOCKS
(Cost: $1,768,313,460)		1,923,494,359

SHORT-TERM INVESTMENTS — 0.49%

MONEY MARKET FUNDS — 0.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	6,253,586	6,255,463
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	3,110,287	3,110,287

		9,365,750

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,364,529)		9,365,750

TOTAL INVESTMENTS IN SECURITIES — 100.38%
(Cost: $1,777,677,989)[f]		1,932,860,109
Other Assets, Less Liabilities — (0.38)%		(7,282,552)

NET ASSETS — 100.00%		$1,925,577,557

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $1,778,962,182. Net unrealized appreciation was $153,897,927, of which $179,641,777 represented gross unrealized appreciation on securities and $25,743,850 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,923,494,359	$—	$—	$1,923,494,359
Money market funds	9,365,750	—	—	9,365,750

Total	$1,932,860,109	$—	$—	$1,932,860,109

See notes to financial statements.

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 4.86%
Boeing Co. (The)	606,177	$99,061,445
General Dynamics Corp.	171,788	31,107,371
Northrop Grumman Corp.	116,606	26,712,103
Rockwell Collins Inc.	88,224	8,007,210

		164,888,129
AIR FREIGHT & LOGISTICS — 0.46%
CH Robinson Worldwide Inc.	114,128	8,680,576
Expeditors International of Washington Inc.	131,337	6,840,031

		15,520,607
AIRLINES — 0.17%
Southwest Airlines Co.	108,446	5,672,810

		5,672,810
AUTO COMPONENTS — 0.32%
Delphi Automotive PLC	156,517	10,965,581

		10,965,581
BEVERAGES — 1.55%
Brown-Forman Corp. Class B	523,510	23,872,056
Dr Pepper Snapple Group Inc.	312,694	28,517,693

		52,389,749
BIOTECHNOLOGY — 4.15%
Biogen Inc.[a]	170,089	47,155,474
Gilead Sciences Inc.	1,177,527	85,311,831
United Therapeutics Corp.[a,b]	50,725	8,300,132

		140,767,437
CAPITAL MARKETS — 4.59%
BlackRock Inc.[c]	108,076	40,418,262
Charles Schwab Corp. (The)	1,054,668	43,494,508
Eaton Vance Corp. NVS	116,871	4,900,401
Franklin Resources Inc.	342,574	13,613,891
MSCI Inc.	98,148	8,121,747
Raymond James Financial Inc.	103,004	7,718,090
SEI Investments Co.	154,350	7,487,519
T Rowe Price Group Inc.	273,270	18,429,329
TD Ameritrade Holding Corp.	250,115	11,542,807

		155,726,554
CHEMICALS — 2.93%
Air Products & Chemicals Inc.	131,616	18,394,652
International Flavors & Fragrances Inc.	53,844	6,311,055
LyondellBasell Industries NV Class A	380,721	35,509,848

Security	Shares	Value
PPG Industries Inc.	176,639	$17,665,667
Sherwin-Williams Co. (The)	70,873	21,531,926

		99,413,148
COMMUNICATIONS EQUIPMENT — 0.14%
F5 Networks Inc.[a]	34,414	4,612,509

		4,612,509
CONTAINERS & PACKAGING — 0.13%
Avery Dennison Corp.	59,782	4,365,282

		4,365,282
DISTRIBUTORS — 0.21%
Genuine Parts Co.	73,081	7,074,972

		7,074,972
DIVERSIFIED FINANCIAL SERVICES — 4.73%
Berkshire Hathaway Inc. Class Ba	977,824	160,500,031

		160,500,031
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.73%
AT&T Inc.	2,076,557	87,547,643
CenturyLink Inc.	192,527	4,978,748

		92,526,391
ELECTRIC UTILITIES — 0.87%
Pinnacle West Capital Corp.	378,780	29,404,691

		29,404,691
ELECTRICAL EQUIPMENT — 0.44%
Rockwell Automation Inc.	100,398	14,857,900

		14,857,900
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.37%
TE Connectivity Ltd.	169,486	12,601,284

		12,601,284
ENERGY EQUIPMENT & SERVICES — 1.72%
Baker Hughes Inc.	148,269	9,352,808
Core Laboratories NVb	30,520	3,565,652
Helmerich & Payne Inc.	32,512	2,313,554
National Oilwell Varco Inc.	107,892	4,079,397
Schlumberger Ltd.	406,216	34,004,341
TechnipFMC PLC[a]	147,134	4,946,645

		58,262,397
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.61%
Federal Realty Investment Trust	51,898	7,288,036
HCP Inc.	350,853	10,637,863
Kimco Realty Corp.	310,907	7,738,475
Liberty Property Trust	104,098	3,996,322

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

January 31, 2017

Security	Shares	Value
National Retail Properties Inc.	119,986	$5,231,390
Public Storage[b]	173,916	37,391,940
Realty Income Corp.[b]	184,497	11,001,556
Regency Centers Corp.	73,524	5,126,829

		88,412,411
FOOD PRODUCTS — 2.10%
Campbell Soup Co.	332,860	20,713,878
Hershey Co. (The)	312,417	32,950,621
Hormel Foods Corp.	485,089	17,608,731

		71,273,230
HEALTH CARE EQUIPMENT & SUPPLIES — 0.86%
Align Technology Inc.[a,b]	47,156	4,323,733
Edwards Lifesciences Corp.[a]	147,638	14,208,681
ResMed Inc.	81,194	5,483,843
Varex Imaging Corp.[a]	—	6
Varian Medical Systems Inc.[a]	65,463	5,083,202

		29,099,465
HEALTH CARE PROVIDERS & SERVICES — 0.80%
Henry Schein Inc.[a]	50,584	8,086,358
McKesson Corp.	136,914	19,051,583

		27,137,941
HEALTH CARE TECHNOLOGY — 0.28%
Cerner Corp.[a]	176,922	9,502,481

		9,502,481
HOTELS, RESTAURANTS & LEISURE — 3.20%
McDonald’s Corp.	415,841	50,969,632
Starbucks Corp.	1,043,688	57,632,451

		108,602,083
HOUSEHOLD DURABLES — 0.09%
Leggett & Platt Inc.	65,410	3,121,365

		3,121,365
HOUSEHOLD PRODUCTS — 4.75%
Kimberly-Clark Corp.	1,330,632	161,179,454

		161,179,454
INDUSTRIAL CONGLOMERATES — 2.59%
3M Co.	501,537	87,678,698

		87,678,698
INSURANCE — 4.84%
Aflac Inc.	334,158	23,387,719
Aon PLC	253,473	28,566,407
Arch Capital Group Ltd.[a,b]	102,730	9,076,196
Marsh & McLennan Companies Inc.	528,318	35,936,190

Security	Shares	Value
Principal Financial Group Inc.	240,813	$13,748,014
Progressive Corp. (The)	498,713	18,671,815
Torchmark Corp.	97,758	7,189,123
Travelers Companies Inc. (The)	233,453	27,496,094

		164,071,558
INTERNET & DIRECT MARKETING RETAIL — 1.13%
Priceline Group Inc. (The)[a]	24,237	38,176,426

		38,176,426
INTERNET SOFTWARE & SERVICES — 0.12%
MercadoLibre Inc.	22,547	4,179,988

		4,179,988
IT SERVICES — 9.93%
Accenture PLC Class A	467,135	53,192,663
Automatic Data Processing Inc.	251,250	25,373,738
Broadridge Financial Solutions Inc.	55,091	3,665,204
International Business Machines Corp.	489,190	85,373,439
MasterCard Inc. Class A	752,822	80,047,563
Paychex Inc.	207,841	12,530,734
Visa Inc. Class A	856,992	70,881,808
Western Union Co. (The)	287,399	5,627,272

		336,692,421
LEISURE PRODUCTS — 0.09%
Polaris Industries Inc.	38,134	3,205,925

		3,205,925
LIFE SCIENCES TOOLS & SERVICES — 0.61%
Mettler-Toledo International Inc.[a]	32,553	13,888,086
Waters Corp.[a]	47,381	6,711,519

		20,599,605
MACHINERY — 0.50%
Fortive Corp.	309,147	17,098,921

		17,098,921
MEDIA — 0.32%
Omnicom Group Inc.	128,365	10,994,462

		10,994,462
MULTI-UTILITIES — 2.34%
Public Service Enterprise Group Inc.	1,793,255	79,351,534

		79,351,534
OIL, GAS & CONSUMABLE FUELS — 5.33%
Chevron Corp.	536,883	59,781,922
Exxon Mobil Corp.	1,006,431	84,429,497

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

January 31, 2017

Security	Shares	Value
Marathon Petroleum Corp.	171,941	$8,261,765
Phillips 66	170,052	13,879,644
Tesoro Corp.	40,811	3,299,569
Valero Energy Corp.	168,588	11,086,347

		180,738,744
PERSONAL PRODUCTS — 1.02%
Estee Lauder Companies Inc. (The) Class A	425,100	34,522,371

		34,522,371
PHARMACEUTICALS — 6.35%
Bristol-Myers Squibb Co.	1,011,195	49,710,346
Johnson & Johnson	1,461,403	165,503,890

		215,214,236
PROFESSIONAL SERVICES — 0.16%
Robert Half International Inc.	116,984	5,505,267

		5,505,267
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.35%
CBRE Group Inc. Class Aa	226,027	6,862,180
Jones Lang LaSalle Inc.	46,903	4,832,416

		11,694,596
ROAD & RAIL — 0.19%
JB Hunt Transport Services Inc.	63,479	6,289,499

		6,289,499
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.68%
Linear Technology Corp.	131,271	8,287,138
Skyworks Solutions Inc.	97,143	8,911,899
Texas Instruments Inc.	525,034	39,661,068

		56,860,105
SOFTWARE — 4.99%
CDK Global Inc.	61,335	3,836,504
Intuit Inc.	173,237	20,542,444
Microsoft Corp.	2,239,005	144,751,673

		169,130,621
SPECIALTY RETAIL — 5.46%
Bed Bath & Beyond Inc.	80,395	3,243,938
Dick’s Sporting Goods Inc.	41,631	2,148,160
Foot Locker Inc.	66,891	4,584,709
Gap Inc. (The)	111,594	2,570,010
Home Depot Inc. (The)	610,873	84,043,907
O’Reilly Automotive Inc.[a]	73,384	19,246,422
Ross Stores Inc.	270,876	17,907,612
TJX Companies Inc. (The)	492,488	36,897,201

Security	Shares	Value
Tractor Supply Co.	75,552	$5,565,916
Ulta Salon Cosmetics & Fragrance Inc.[a]	32,411	8,824,867

		185,032,742
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.39%
Apple Inc.	1,227,713	148,982,973

		148,982,973
TEXTILES, APPAREL & LUXURY GOODS — 1.76%
lululemon athletica Inc.[a]	55,387	3,739,176
Michael Kors Holdings Ltd.[a]	110,051	4,711,283
NIKE Inc. Class B	795,449	42,079,252
VF Corp.	175,905	9,055,590

		59,585,301
TRADING COMPANIES & DISTRIBUTORS — 0.61%
Fastenal Co.	218,021	10,831,283
WW Grainger Inc.	39,175	9,894,430

		20,725,713

TOTAL COMMON STOCKS
(Cost: $3,251,584,717)		3,384,209,608

SHORT-TERM INVESTMENTS — 0.42%

MONEY MARKET FUNDS — 0.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	11,642,519	11,646,011
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	2,804,844	2,804,844

		14,450,855

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,450,150)		14,450,855

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

January 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 100.24%
(Cost: $3,266,034,867)[g]	$3,398,660,463
Other Assets, Less Liabilities — (0.24)%	(8,283,171)

NET ASSETS — 100.00%	$3,390,377,292

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $3,280,901,645. Net unrealized appreciation was $117,758,818, of which $199,459,182 represented gross unrealized appreciation on securities and $81,700,364 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	81,819	56,188	(29,931)	108,076	$40,418,262	$430,831	$2,089,359

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,384,209,608	$—	$—	$3,384,209,608
Money market funds	14,450,855	—	—	14,450,855

Total	$3,398,660,463	$—	$—	$3,398,660,463

See notes to financial statements.

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.77%

AEROSPACE & DEFENSE — 2.23%
Arconic Inc.	6,641	$151,348
B/E Aerospace Inc.	4,211	258,850
Boeing Co. (The)	2,577	421,133
General Dynamics Corp.	3,382	612,413
Huntington Ingalls Industries Inc.	1,479	286,867
L3 Technologies Inc.	2,767	439,095
Lockheed Martin Corp.	2,389	600,427
Northrop Grumman Corp.	2,427	555,977
Raytheon Co.	3,597	518,544
Rockwell Collins Inc.	6,053	549,370
Textron Inc.	5,423	256,888
TransDigm Group Inc.	2,061	446,001
United Technologies Corp.	4,772	523,345

		5,620,258
AIR FREIGHT & LOGISTICS — 0.91%
CH Robinson Worldwide Inc.	6,390	486,023
Expeditors International of Washington Inc.	11,758	612,357
FedEx Corp.	2,204	416,799
United Parcel Service Inc. Class B	7,041	768,384

		2,283,563
AIRLINES — 0.26%
American Airlines Group Inc.	2,351	104,032
Delta Air Lines Inc.	4,030	190,377
Southwest Airlines Co.	4,100	214,471
United Continental Holdings Inc.[a]	1,934	136,289

		645,169
AUTO COMPONENTS — 0.61%
Autoliv Inc.	3,764	435,344
BorgWarner Inc.	6,405	261,516
Delphi Automotive PLC	4,084	286,125
Goodyear Tire & Rubber Co. (The)	6,045	195,798
Lear Corp.	2,552	362,614

		1,541,397
AUTOMOBILES — 0.41%
Ford Motor Co.	29,641	366,363
General Motors Co.	8,649	316,640
Harley-Davidson Inc.	3,427	195,476
Tesla Motors Inc.[a,b]	571	143,852

		1,022,331
BANKS — 3.09%
Bank of America Corp.	13,326	301,701

Security	Shares	Value
BB&T Corp.	11,192	$516,958
CIT Group Inc.	6,899	284,170
Citigroup Inc.	5,492	306,618
Citizens Financial Group Inc.	8,841	319,779
Comerica Inc.	4,027	271,943
Fifth Third Bancorp.	12,014	313,565
First Republic Bank/CA	4,285	404,204
Huntington Bancshares Inc./OH	28,111	380,342
JPMorgan Chase & Co.	5,446	460,895
KeyCorp	17,482	314,152
M&T Bank Corp.	3,642	592,080
People’s United Financial Inc.	33,068	620,025
PNC Financial Services Group Inc. (The)[c]	4,445	535,445
Regions Financial Corp.	18,332	264,164
Signature Bank/New York NYa	1,801	283,693
SunTrust Banks Inc.	6,996	397,513
U.S. Bancorp.	12,612	664,022
Wells Fargo & Co.	9,906	558,005

		7,789,274
BEVERAGES — 1.66%
Brown-Forman Corp. Class B	12,876	587,146
Coca-Cola Co. (The)	20,933	870,185
Constellation Brands Inc. Class A	2,644	395,965
Dr Pepper Snapple Group Inc.	8,024	731,789
Molson Coors Brewing Co. Class B	3,328	321,219
Monster Beverage Corp.[a]	3,817	162,604
PepsiCo Inc.	10,712	1,111,691

		4,180,599
BIOTECHNOLOGY — 0.80%
AbbVie Inc.	3,585	219,079
Alexion Pharmaceuticals Inc.[a]	1,183	154,594
Alkermes PLC[a]	1,291	69,856
Amgen Inc.	2,076	325,268
Biogen Inc.[a]	486	134,739
BioMarin Pharmaceutical Inc.[a]	1,358	119,002
Celgene Corp.[a]	1,642	190,718
Gilead Sciences Inc.	3,318	240,389
Incyte Corp.[a]	824	99,877
Regeneron Pharmaceuticals Inc.[a]	395	141,920
Seattle Genetics Inc.[a,b]	1,230	74,095
United Therapeutics Corp.[a]	901	147,431
Vertex Pharmaceuticals Inc.[a]	1,014	87,072

		2,004,040

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

January 31, 2017

Security	Shares	Value
BUILDING PRODUCTS — 0.58%
AO Smith Corp.	7,746	$377,618
Fortune Brands Home & Security Inc.	6,087	335,576
Johnson Controls International PLC	9,443	415,303
Masco Corp.	9,911	326,567

		1,455,064
CAPITAL MARKETS — 3.20%
Affiliated Managers Group Inc.[a]	1,639	249,718
Ameriprise Financial Inc.	2,113	237,226
Bank of New York Mellon Corp. (The)	8,886	397,471
BlackRock Inc.[c]	1,109	414,744
Charles Schwab Corp. (The)	5,527	227,933
CME Group Inc.	3,602	436,130
E*TRADE Financial Corp.[a]	5,235	196,051
Eaton Vance Corp. NVS	6,778	284,202
Franklin Resources Inc.	8,557	340,055
Goldman Sachs Group Inc. (The)	1,754	402,227
Intercontinental Exchange Inc.	7,609	444,061
Invesco Ltd.	9,303	269,043
Moody’s Corp.	3,701	383,683
Morgan Stanley	6,089	258,722
MSCI Inc.	5,459	451,732
Nasdaq Inc.	7,697	542,946
Northern Trust Corp.	4,908	407,168
Raymond James Financial Inc.	4,093	306,688
S&P Global Inc.	3,377	405,848
SEI Investments Co.	7,335	355,821
State Street Corp.	3,927	299,237
T Rowe Price Group Inc.	6,858	462,504
TD Ameritrade Holding Corp.	6,332	292,222

		8,065,432
CHEMICALS — 3.22%
Air Products & Chemicals Inc.	3,165	442,340
Albemarle Corp.	2,417	223,911
Ashland Global Holdings Inc.	5,245	624,312
Axalta Coating Systems Ltd.[a]	6,296	182,584
Celanese Corp. Series A	3,560	300,464
CF Industries Holdings Inc.	4,541	160,252
Dow Chemical Co. (The)	6,250	372,688
Eastman Chemical Co.	4,159	322,323
Ecolab Inc.	5,747	690,387
EI du Pont de Nemours & Co.	4,784	361,192
FMC Corp.	4,944	297,431
International Flavors & Fragrances Inc.	4,605	539,752

Security	Shares	Value
LyondellBasell Industries NV Class A	2,674	$249,404
Monsanto Co.	4,606	498,876
Mosaic Co. (The)	7,464	234,146
PPG Industries Inc.	5,032	503,250
Praxair Inc.	6,010	711,824
Sherwin-Williams Co. (The)	1,752	532,275
Valspar Corp. (The)	4,028	445,779
WR Grace & Co.	6,136	425,470

		8,118,660
COMMERCIAL SERVICES & SUPPLIES — 1.38%
Cintas Corp.	5,382	624,904
Republic Services Inc.	19,360	1,110,877
Stericycle Inc.[a,b]	3,869	298,455
Waste Connections Inc.	6,994	561,618
Waste Management Inc.	12,608	876,256

		3,472,110
COMMUNICATIONS EQUIPMENT — 0.73%
Cisco Systems Inc.	13,529	415,611
F5 Networks Inc.[a]	1,806	242,058
Harris Corp.	3,741	384,238
Juniper Networks Inc.	8,907	238,529
Motorola Solutions Inc.	5,444	439,385
Palo Alto Networks Inc.[a,b]	826	121,885

		1,841,706
CONSTRUCTION & ENGINEERING — 0.21%
Fluor Corp.	5,099	282,994
Jacobs Engineering Group Inc.[a]	4,400	257,620

		540,614
CONSTRUCTION MATERIALS — 0.22%
Martin Marietta Materials Inc.	890	204,344
Vulcan Materials Co.	2,687	344,823

		549,167
CONSUMER FINANCE — 0.77%
Ally Financial Inc.	14,564	307,592
American Express Co.	5,680	433,838
Capital One Financial Corp.	3,999	349,473
Discover Financial Services	6,058	419,698
Navient Corp.	8,643	129,991
Synchrony Financial	8,410	301,246

		1,941,838
CONTAINERS & PACKAGING — 1.12%
Avery Dennison Corp.	6,955	507,854
Ball Corp.	6,213	473,803
Crown Holdings Inc.[a]	8,358	452,753

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

January 31, 2017

Security	Shares	Value
International Paper Co.	9,116	$515,966
Packaging Corp. of America	3,049	281,057
Sealed Air Corp.	7,119	345,272
WestRock Co.	4,754	253,673

		2,830,378
DISTRIBUTORS — 0.32%
Genuine Parts Co.	5,512	533,617
LKQ Corp.[a]	8,919	284,605

		818,222
DIVERSIFIED CONSUMER SERVICES — 0.09%
H&R Block Inc.	10,165	218,141

		218,141
DIVERSIFIED FINANCIAL SERVICES — 0.62%
Berkshire Hathaway Inc. Class Ba	5,745	942,984
Leucadia National Corp.	15,523	370,224
Voya Financial Inc.	6,340	254,995

		1,568,203
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.18%
AT&T Inc.	22,051	929,670
CenturyLink Inc.	10,447	270,159
Frontier Communications Corp.	38,783	135,353
Level 3 Communications Inc.[a]	4,267	253,716
SBA Communications Corp.[a]	4,017	422,830
Verizon Communications Inc.	16,225	795,187
Zayo Group Holdings Inc.[a]	4,772	152,513

		2,959,428
ELECTRIC UTILITIES — 4.28%
Alliant Energy Corp.	17,567	661,398
American Electric Power Co. Inc.	11,432	732,334
Duke Energy Corp.	10,166	798,438
Edison International	9,808	714,807
Entergy Corp.	8,967	642,396
Eversource Energy	13,219	731,275
Exelon Corp.	11,857	425,429
FirstEnergy Corp.	12,977	393,463
NextEra Energy Inc.	6,263	774,858
OGE Energy Corp.	16,097	539,893
PG&E Corp.	10,063	622,799
Pinnacle West Capital Corp.	9,468	735,001
PPL Corp.	17,716	617,225
Southern Co. (The)	18,809	929,729
Westar Energy Inc.	10,719	586,222
Xcel Energy Inc.	21,186	875,405

		10,780,672

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.83%
Acuity Brands Inc.	771	$159,774
AMETEK Inc.	10,027	512,380
Eaton Corp. PLC	4,212	298,125
Emerson Electric Co.	6,721	394,254
Rockwell Automation Inc.	2,647	391,730
Sensata Technologies Holding NVa,b	8,003	335,726

		2,091,989
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.30%
Amphenol Corp. Class A	8,169	551,326
Arrow Electronics Inc.[a]	4,553	334,736
Avnet Inc.	8,302	385,545
CDW Corp./DE	6,388	329,046
Corning Inc.	15,041	398,436
Flex Ltd.[a]	20,289	317,928
FLIR Systems Inc.	8,007	282,887
TE Connectivity Ltd.	6,479	481,714
Trimble Inc.[a]	6,256	185,303

		3,266,921
ENERGY EQUIPMENT & SERVICES — 0.66%
Baker Hughes Inc.	3,119	196,747
Core Laboratories NV	1,439	168,118
Halliburton Co.	4,279	242,063
Helmerich & Payne Inc.	1,679	119,478
National Oilwell Varco Inc.	4,874	184,286
Schlumberger Ltd.	4,296	359,618
TechnipFMC PLC[a]	10,028	337,141
Weatherford International PLC[a,b]	12,143	63,265

		1,670,716
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.02%
Alexandria Real Estate Equities Inc.[b]	5,331	590,781
American Tower Corp.	5,738	593,883
AvalonBay Communities Inc.	4,223	731,888
Boston Properties Inc.	5,387	705,158
Brixmor Property Group Inc.	21,545	519,881
Camden Property Trust	7,386	617,248
Colony NorthStar Inc. Class A	62,830	874,594
Crown Castle International Corp.	7,196	632,025
Digital Realty Trust Inc.[b]	5,156	554,940
Duke Realty Corp.	22,058	536,671
Equinix Inc.	1,342	516,643
Equity Residential	10,862	660,084

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

January 31, 2017

Security	Shares	Value
Essex Property Trust Inc.	2,719	$609,872
Extra Space Storage Inc.[b]	5,951	428,769
Federal Realty Investment Trust[b]	6,241	876,424
GGP Inc.	19,238	477,872
HCP Inc.[b]	9,202	279,005
Host Hotels & Resorts Inc.	19,411	350,757
Iron Mountain Inc.	9,031	323,310
Kimco Realty Corp.	21,140	526,175
Liberty Property Trust	13,448	516,269
Macerich Co. (The)	6,073	417,154
Mid-America Apartment Communities Inc.	12,420	1,179,279
National Retail Properties Inc.	11,735	511,646
Prologis Inc.	10,926	533,735
Public Storage	2,867	616,405
Realty Income Corp.	7,696	458,912
Regency Centers Corp.	9,863	687,747
Simon Property Group Inc.	3,912	718,908
SL Green Realty Corp.	4,347	473,692
UDR Inc.	18,155	634,517
Ventas Inc.	6,272	386,794
VEREIT Inc.	29,855	254,663
Vornado Realty Trust	6,070	645,302
Welltower Inc.	5,946	394,220
Weyerhaeuser Co.	11,408	357,413

		20,192,636
FOOD & STAPLES RETAILING — 1.47%
Costco Wholesale Corp.	4,958	812,864
CVS Health Corp.	8,535	672,643
Kroger Co. (The)	12,439	422,429
Rite Aid Corp.[a]	14,999	84,294
Sysco Corp.	11,769	617,402
Wal-Mart Stores Inc.	8,559	571,228
Walgreens Boots Alliance Inc.	4,148	339,887
Whole Foods Market Inc.	6,214	187,787

		3,708,534
FOOD PRODUCTS — 3.08%
Archer-Daniels-Midland Co.	6,581	291,275
Bunge Ltd.	4,770	330,132
Campbell Soup Co.	10,068	626,532
Conagra Brands Inc.	12,349	482,722
General Mills Inc.	13,428	838,981
Hershey Co. (The)	5,286	557,514
Hormel Foods Corp.	13,575	492,773
Ingredion Inc.	3,689	472,893

Security	Shares	Value
JM Smucker Co. (The)	4,202	$570,842
Kellogg Co.	11,363	826,204
Kraft Heinz Co. (The)	2,262	201,974
McCormick & Co. Inc./MD	7,218	689,680
Mead Johnson Nutrition Co.	6,563	462,429
Mondelez International Inc. Class A	9,866	436,866
Tyson Foods Inc. Class A	4,010	251,788
WhiteWave Foods Co. (The)[a]	4,006	220,570

		7,753,175
GAS UTILITIES — 0.54%
Atmos Energy Corp.	9,257	705,198
UGI Corp.	13,978	648,160

		1,353,358
HEALTH CARE EQUIPMENT & SUPPLIES — 3.76%
Abbott Laboratories	15,656	653,951
Align Technology Inc.[a]	2,062	189,065
Baxter International Inc.	12,219	585,412
Becton Dickinson and Co.	3,797	673,170
Boston Scientific Corp.[a]	15,459	371,943
Cooper Companies Inc. (The)	2,282	421,280
CR Bard Inc.	2,764	655,980
Danaher Corp.	9,823	824,346
DENTSPLY SIRONA Inc.	7,988	452,920
DexCom Inc.[a]	1,627	128,777
Edwards Lifesciences Corp.[a]	2,386	229,629
Hologic Inc.[a]	10,194	413,163
IDEXX Laboratories Inc.[a]	2,256	275,976
Intuitive Surgical Inc.[a]	366	253,525
Medtronic PLC	7,733	587,863
ResMed Inc.	5,687	384,100
Stryker Corp.	5,929	732,409
Teleflex Inc.	3,614	606,176
Varex Imaging Corp.[a]	—	11
Varian Medical Systems Inc.[a,b]	7,581	588,665
Zimmer Biomet Holdings Inc.	3,820	452,021

		9,480,382
HEALTH CARE PROVIDERS & SERVICES — 3.20%
Aetna Inc.	2,894	343,257
AmerisourceBergen Corp.	5,030	439,018
Anthem Inc.	2,893	445,927
Cardinal Health Inc.	6,601	494,811
Centene Corp.[a]	2,980	188,545
Cigna Corp.	2,258	330,165
DaVita Inc.[a]	8,932	569,415
Envision Healthcare Corp.[a]	5,082	345,576

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

January 31, 2017

Security	Shares	Value
Express Scripts Holding Co.[a]	6,017	$414,451
HCA Holdings Inc.[a]	4,375	351,225
Henry Schein Inc.[a]	4,541	725,924
Humana Inc.	1,144	227,084
Laboratory Corp. of America Holdings[a]	3,821	512,817
McKesson Corp.	1,999	278,161
MEDNAX Inc.[a]	6,583	449,948
Patterson Companies Inc.	12,674	527,365
Quest Diagnostics Inc.	5,753	528,816
UnitedHealth Group Inc.	3,644	590,692
Universal Health Services Inc. Class B	2,707	304,889

		8,068,086
HEALTH CARE TECHNOLOGY — 0.14%
Cerner Corp.[a]	6,484	348,256

		348,256
HOTELS, RESTAURANTS & LEISURE — 2.08%
Aramark	5,111	172,956
Carnival Corp.	7,246	401,284
Chipotle Mexican Grill Inc.[a,b]	487	205,241
Darden Restaurants Inc.	6,535	478,885
Domino’s Pizza Inc.	1,887	329,357
Hilton Worldwide Holdings Inc.	2,374	136,695
Las Vegas Sands Corp.	3,252	170,990
Marriott International Inc./MD Class A	5,111	432,391
McDonald’s Corp.	6,808	834,457
MGM Resorts International[a]	6,428	185,126
Norwegian Cruise Line Holdings Ltd.[a]	4,738	222,686
Royal Caribbean Cruises Ltd.	2,296	214,975
Starbucks Corp.	9,111	503,109
Wyndham Worldwide Corp.	5,368	424,394
Wynn Resorts Ltd.	1,158	117,456
Yum! Brands Inc.	6,361	416,836

		5,246,838
HOUSEHOLD DURABLES — 1.32%
DR Horton Inc.	8,066	241,254
Garmin Ltd.	4,806	232,082
Harman International Industries Inc.	1,168	129,835
Leggett & Platt Inc.	11,782	562,237
Lennar Corp. Class A	6,603	294,824
Mohawk Industries Inc.[a]	2,257	487,151
Newell Brands Inc.	9,567	452,806
PulteGroup Inc.	14,827	318,929
Toll Brothers Inc.[a]	10,618	332,980

Security	Shares	Value
Whirlpool Corp.	1,533	$268,106

		3,320,204
HOUSEHOLD PRODUCTS — 2.27%
Church & Dwight Co. Inc.	21,898	990,228
Clorox Co. (The)	9,215	1,105,800
Colgate-Palmolive Co.	16,635	1,074,288
Kimberly-Clark Corp.	7,529	911,988
Procter & Gamble Co. (The)	12,804	1,121,630
Spectrum Brands Holdings Inc.	3,824	510,083

		5,714,017
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.19%
AES Corp./VA	24,168	276,482
Calpine Corp.[a]	16,344	192,859

		469,341
INDUSTRIAL CONGLOMERATES — 0.94%
3M Co.	3,944	689,490
General Electric Co.	15,881	471,666
Honeywell International Inc.	5,158	610,295
Roper Technologies Inc.	3,163	606,821

		2,378,272
INSURANCE — 8.42%
Aflac Inc.	10,227	715,788
Alleghany Corp.[a]	1,404	858,644
Allstate Corp. (The)	12,344	928,392
American International Group Inc.	7,313	469,933
Aon PLC	5,941	669,551
Arch Capital Group Ltd.[a,b]	12,632	1,116,037
Arthur J Gallagher & Co.	15,529	835,926
Assurant Inc.	4,771	463,407
Axis Capital Holdings Ltd.	15,017	961,238
Chubb Ltd.	7,619	1,001,822
Cincinnati Financial Corp.	10,959	773,486
Everest Re Group Ltd.	4,144	911,390
FNF Group	14,363	507,876
Hartford Financial Services Group Inc. (The)	9,939	484,129
Lincoln National Corp.	3,108	209,821
Loews Corp.	17,711	824,978
Markel Corp.[a]	1,014	937,950
Marsh & McLennan Companies Inc.	13,027	886,097
MetLife Inc.	4,819	262,202
Principal Financial Group Inc.	5,948	339,571
Progressive Corp. (The)	21,659	810,913

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

January 31, 2017

Security	Shares	Value
Prudential Financial Inc.	3,029	$318,378
Reinsurance Group of America Inc.	5,736	719,696
RenaissanceRe Holdings Ltd.	7,568	1,031,670
Torchmark Corp.	11,223	825,340
Travelers Companies Inc. (The)	7,425	874,517
Unum Group	7,584	344,541
Willis Towers Watson PLC	4,913	614,764
WR Berkley Corp.	13,772	925,616
XL Group Ltd.	15,455	580,644

		21,204,317
INTERNET & DIRECT MARKETING RETAIL — 0.44%
Amazon.com Inc.[a]	270	222,339
Expedia Inc.	1,539	187,127
Liberty Interactive Corp. QVC Group Series Aa	13,365	256,341
Netflix Inc.[a]	618	86,959
Priceline Group Inc. (The)[a]	151	237,845
TripAdvisor Inc.[a]	2,064	109,185

		1,099,796
INTERNET SOFTWARE & SERVICES — 0.96%
Akamai Technologies Inc.[a]	2,513	172,367
Alphabet Inc. Class Aa	376	308,391
Alphabet Inc. Class Ca	206	164,139
CoStar Group Inc.[a,b]	1,201	242,722
eBay Inc.[a]	9,984	317,791
Facebook Inc. Class Aa	2,207	287,616
MercadoLibre Inc.	897	166,295
Twitter Inc.[a]	3,149	55,485
VeriSign Inc.[a,b]	4,076	326,936
Yahoo! Inc.[a]	5,221	230,090
Zillow Group Inc. Class Ca	4,321	152,877

		2,424,709
IT SERVICES — 3.48%
Accenture PLC Class A	4,272	486,453
Alliance Data Systems Corp.	1,156	264,007
Automatic Data Processing Inc.	7,070	713,999
Broadridge Financial Solutions Inc.	8,506	565,904
Cognizant Technology Solutions Corp. Class Aa	5,376	282,724
Computer Sciences Corp.	2,629	163,524
Fidelity National Information Services Inc.	7,314	580,878
First Data Corp. Class Aa	10,137	155,501
Fiserv Inc.[a]	6,059	650,918
FleetCor Technologies Inc.[a]	1,636	241,294

Security	Shares	Value
Gartner Inc.[a]	3,638	$361,472
Global Payments Inc.	5,331	411,980
International Business Machines Corp.	3,113	543,281
MasterCard Inc. Class A	4,608	489,969
Paychex Inc.	11,570	697,555
PayPal Holdings Inc.[a]	3,912	155,619
Sabre Corp.	6,100	149,450
Total System Services Inc.	8,490	430,273
Vantiv Inc. Class Aa	7,199	448,066
Visa Inc. Class A	6,862	567,556
Western Union Co. (The)	20,875	408,732

		8,769,155
LEISURE PRODUCTS — 0.31%
Hasbro Inc.	4,780	394,398
Mattel Inc.	7,171	187,952
Polaris Industries Inc.	2,426	203,954

		786,304
LIFE SCIENCES TOOLS & SERVICES — 1.07%
Agilent Technologies Inc.	9,946	487,056
Illumina Inc.[a]	951	152,255
Mettler-Toledo International Inc.[a]	1,351	576,377
Quintiles IMS Holdings Inc.[a]	5,106	400,770
Thermo Fisher Scientific Inc.	3,781	576,187
Waters Corp.[a]	3,568	505,407

		2,698,052
MACHINERY — 2.60%
AGCO Corp.	5,500	345,400
Caterpillar Inc.	3,260	311,852
Cummins Inc.	2,403	353,265
Deere & Co.	4,432	474,446
Dover Corp.	4,570	355,317
Flowserve Corp.	4,784	235,181
Fortive Corp.	3,440	190,266
Illinois Tool Works Inc.	4,529	576,089
Ingersoll-Rand PLC	4,916	390,085
Middleby Corp. (The)[a]	1,754	235,352
PACCAR Inc.	6,129	412,543
Parker-Hannifin Corp.	2,285	336,192
Pentair PLC	4,548	266,649
Snap-on Inc.	2,823	512,459
Stanley Black & Decker Inc.	4,877	604,748
WABCO Holdings Inc.[a]	2,696	293,945
Wabtec Corp./DE	3,314	287,125
Xylem Inc./NY	7,573	373,425

		6,554,339

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

January 31, 2017

Security	Shares	Value
MEDIA — 3.37%
CBS Corp. Class B NVS	5,706	$367,980
Charter Communications Inc. Class Aa	1,570	508,601
Comcast Corp. Class A	7,806	588,728
Discovery Communications Inc. Class Aa,b	8,490	240,691
Discovery Communications Inc. Class C NVS[a]	8,692	240,855
DISH Network Corp. Class Aa	4,881	288,809
Interpublic Group of Companies Inc. (The)	20,384	479,636
Liberty Broadband Corp. Class Ca,b	2,538	216,593
Liberty Global PLC Series Aa,b	7,577	276,409
Liberty Global PLC Series C NVS[a]	8,830	310,198
Liberty Global PLC LiLAC Class Ca	8,508	189,899
Liberty Media Corp.-Liberty SiriusXM Class Aa	12,815	464,416
Liberty Media Corp.-Liberty SiriusXM Class Ca	4,836	173,564
News Corp. Class A	24,751	304,190
Omnicom Group Inc.	8,163	699,161
Scripps Networks Interactive Inc. Class A	4,419	336,551
Sirius XM Holdings Inc.[b]	135,595	640,008
TEGNA Inc.	9,239	211,665
Time Warner Inc.	2,962	286,870
Twenty-First Century Fox Inc. Class A	13,856	434,801
Twenty-First Century Fox Inc. Class B	14,884	461,553
Viacom Inc. Class B NVS	4,297	181,076
Walt Disney Co. (The)	5,262	582,240

		8,484,494
METALS & MINING — 0.17%
Freeport-McMoRan Inc.[a]	3,314	55,178
Newmont Mining Corp.	3,126	113,411
Nucor Corp.	4,548	264,194

		432,783
MORTGAGE REAL ESTATE INVESTMENT — 0.65%
AGNC Investment Corp.	43,232	807,141
Annaly Capital Management Inc.	81,975	837,785

		1,644,926
MULTI-UTILITIES — 2.79%
Ameren Corp.	11,768	619,585
CenterPoint Energy Inc.	24,438	640,520

Security	Shares	Value
CMS Energy Corp.	15,372	$654,847
Consolidated Edison Inc.	10,035	746,102
Dominion Resources Inc./VA	9,358	713,828
DTE Energy Co.	7,377	727,667
NiSource Inc.	20,586	460,509
Public Service Enterprise Group Inc.	12,171	538,567
SCANA Corp.	8,769	602,430
Sempra Energy	6,222	637,071
WEC Energy Group Inc.	11,428	674,824

		7,015,950
MULTILINE RETAIL — 0.54%
Dollar General Corp.	3,658	270,034
Dollar Tree Inc.[a]	3,911	301,890
Kohl’s Corp.	3,119	124,230
Macy’s Inc.	4,699	138,808
Nordstrom Inc.	3,544	156,716
Target Corp.	5,876	378,884

		1,370,562
OIL, GAS & CONSUMABLE FUELS — 2.48%
Anadarko Petroleum Corp.	1,914	133,080
Antero Resources Corp.[a]	5,848	142,750
Apache Corp.	2,138	127,895
Cabot Oil & Gas Corp.	8,553	183,718
Cheniere Energy Inc.[a]	2,956	140,853
Chevron Corp.	3,448	383,935
Cimarex Energy Co.	1,497	202,409
Concho Resources Inc.[a]	1,224	170,675
ConocoPhillips	4,156	202,647
Continental Resources Inc./OKa,b	1,587	77,065
Devon Energy Corp.	2,581	117,539
Diamondback Energy Inc.[a]	1,561	164,170
EOG Resources Inc.	2,535	257,505
EQT Corp.	3,952	239,610
Exxon Mobil Corp.	6,684	560,721
Hess Corp.	2,906	157,447
HollyFrontier Corp.	6,018	174,342
Kinder Morgan Inc./DE	6,677	149,164
Marathon Oil Corp.	4,743	79,445
Marathon Petroleum Corp.	3,145	151,117
Murphy Oil Corp.	2,842	82,162
Newfield Exploration Co.[a]	2,528	101,322
Noble Energy Inc.	4,086	162,459
Occidental Petroleum Corp.	5,448	369,211
ONEOK Inc.	2,081	114,684
Parsley Energy Inc. Class Aa	2,358	83,049

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

January 31, 2017

Security	Shares	Value
Phillips 66	3,255	$265,673
Pioneer Natural Resources Co.	1,115	200,956
Plains GP Holdings LP Class A	2,290	74,311
Range Resources Corp.	2,609	84,375
Southwestern Energy Co.[a]	6,440	58,024
Spectra Energy Corp.	6,913	287,927
Targa Resources Corp.	1,250	72,025
Tesoro Corp.	2,222	179,649
Valero Energy Corp.	3,317	218,126
Williams Companies Inc. (The)	2,363	68,149

		6,238,189
PERSONAL PRODUCTS — 0.42%
Coty Inc. Class A	8,674	166,541
Edgewell Personal Care Co.[a]	4,351	343,033
Estee Lauder Companies Inc. (The) Class A	6,859	557,019

		1,066,593
PHARMACEUTICALS — 1.66%
Allergan PLC[a]	1,111	243,187
Bristol-Myers Squibb Co.	5,604	275,493
Eli Lilly & Co.	5,776	444,925
Endo International PLC[a]	3,064	37,503
Jazz Pharmaceuticals PLC[a]	1,325	161,544
Johnson & Johnson	8,557	969,080
Mallinckrodt PLC[a]	1,467	71,487
Merck & Co. Inc.	8,995	557,600
Mylan NVa	3,727	141,812
Perrigo Co. PLC	2,152	163,875
Pfizer Inc.	17,238	546,962
Zoetis Inc.	10,137	556,927

		4,170,395
PROFESSIONAL SERVICES — 1.16%
Dun & Bradstreet Corp. (The)	2,980	365,408
Equifax Inc.	4,909	575,727
IHS Markit Ltd.[a]	10,750	424,087
ManpowerGroup Inc.	3,199	305,376
Nielsen Holdings PLC	9,860	403,373
Robert Half International Inc.	6,296	296,290
Verisk Analytics Inc. Class Aa	6,550	541,292

		2,911,553
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.22%
CBRE Group Inc. Class Aa	10,308	312,951
Jones Lang LaSalle Inc.	2,376	244,799

		557,750

Security	Shares	Value
ROAD & RAIL — 0.87%
AMERCO	989	$372,527
CSX Corp.	8,500	394,315
JB Hunt Transport Services Inc.	4,745	470,134
Kansas City Southern	2,581	221,734
Norfolk Southern Corp.	3,010	353,555
Union Pacific Corp.	3,468	369,619

		2,181,884
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.74%
Analog Devices Inc.	4,988	373,801
Applied Materials Inc.	7,374	252,560
Broadcom Ltd.	972	193,914
Intel Corp.	10,103	371,992
KLA-Tencor Corp.	3,363	286,225
Lam Research Corp.	2,620	300,933
Linear Technology Corp.	5,165	326,066
Marvell Technology Group Ltd.	11,530	171,451
Maxim Integrated Products Inc.	6,675	296,904
Microchip Technology Inc.	4,985	335,740
Micron Technology Inc.[a]	5,053	121,828
NVIDIA Corp.	1,433	156,455
Qorvo Inc.[a]	1,357	87,133
QUALCOMM Inc.	4,227	225,849
Skyworks Solutions Inc.	1,658	152,105
Texas Instruments Inc.	5,358	404,743
Xilinx Inc.	5,565	323,883

		4,381,582
SOFTWARE — 2.74%
Activision Blizzard Inc.	6,162	247,774
Adobe Systems Inc.[a]	3,328	377,329
ANSYS Inc.[a]	5,530	515,728
Autodesk Inc.[a]	2,551	207,498
CA Inc.	15,523	485,404
Cadence Design Systems Inc.[a]	17,152	446,467
CDK Global Inc.	2,707	169,323
Citrix Systems Inc.[a]	3,953	360,474
Dell Technologies Inc. Class Va	3,020	190,230
Electronic Arts Inc.[a]	2,301	191,972
Fortinet Inc.[a]	5,659	188,218
Intuit Inc.	3,912	463,885
Microsoft Corp.	5,923	382,922
Nuance Communications Inc.[a]	10,222	162,121
Oracle Corp.	11,173	448,149
Red Hat Inc.[a]	3,290	249,645

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

January 31, 2017

Security	Shares	Value
salesforce.com inc.[a]	3,046	$240,939
ServiceNow Inc.[a]	1,628	147,529
Splunk Inc.[a]	1,332	77,070
Symantec Corp.	12,079	332,776
Synopsys Inc.[a]	10,201	641,541
VMware Inc. Class Aa,b	2,835	248,176
Workday Inc. Class Aa,b	1,434	119,151

		6,894,321
SPECIALTY RETAIL — 2.54%
Advance Auto Parts Inc.	1,839	302,037
AutoNation Inc.[a]	6,375	338,640
AutoZone Inc.[a]	961	696,706
Bed Bath & Beyond Inc.	8,159	329,216
Best Buy Co. Inc.	2,624	116,820
CarMax Inc.[a]	3,538	236,020
Dick’s Sporting Goods Inc.	4,581	236,380
Foot Locker Inc.	4,211	288,622
Gap Inc. (The)	6,425	147,968
Home Depot Inc. (The)	4,724	649,928
L Brands Inc.	4,228	254,568
Lowe’s Companies Inc.	7,216	527,345
O’Reilly Automotive Inc.[a]	1,581	414,649
Ross Stores Inc.	5,463	361,159
Signet Jewelers Ltd.	2,151	167,068
Staples Inc.	16,130	148,396
Tiffany & Co.	3,513	276,543
TJX Companies Inc. (The)	6,364	476,791
Tractor Supply Co.	3,236	238,396
Ulta Salon Cosmetics & Fragrance Inc.[a]	735	200,126

		6,407,378
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.56%
Apple Inc.	2,686	325,946
Hewlett Packard Enterprise Co.	6,716	152,319
HP Inc.	14,445	217,397
NetApp Inc.	5,611	215,013
Seagate Technology PLC	2,739	123,666
Western Digital Corp.	2,346	187,047
Xerox Corp.	27,032	187,332

		1,408,720
TEXTILES, APPAREL & LUXURY GOODS — 0.85%
Coach Inc.	6,646	248,228
Hanesbrands Inc.	10,252	243,075
lululemon athletica Inc.[a]	2,255	152,235

Security	Shares	Value
Michael Kors Holdings Ltd.[a]	2,565	$109,807
NIKE Inc. Class B	8,603	455,099
PVH Corp.	2,138	200,566
Ralph Lauren Corp.	1,714	151,569
Under Armour Inc. Class Aa,b	4,051	87,056
Under Armour Inc. Class Ca	7,341	141,094
VF Corp.	7,038	362,316

		2,151,045
THRIFTS & MORTGAGE FINANCE — 0.20%
New York Community Bancorp. Inc.	33,768	512,936

		512,936
TOBACCO — 0.80%
Altria Group Inc.	11,218	798,497
Philip Morris International Inc.	7,599	730,492
Reynolds American Inc.	8,166	491,022

		2,020,011
TRADING COMPANIES & DISTRIBUTORS — 0.44%
Fastenal Co.	8,780	436,190
United Rentals Inc.[a,b]	1,108	140,173
WW Grainger Inc.	2,077	524,588

		1,100,951
TRANSPORTATION INFRASTRUCTURE — 0.12%
Macquarie Infrastructure Corp.	4,073	305,434

		305,434
WATER UTILITIES — 0.33%
American Water Works Co. Inc.	11,466	842,063

		842,063
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
Sprint Corp.[a,b]	8,579	79,184
T-Mobile U.S. Inc.[a]	4,713	293,479

		372,663

TOTAL COMMON STOCKS
(Cost: $226,419,829)		251,317,846

SHORT-TERM INVESTMENTS — 2.06%

MONEY MARKET FUNDS — 2.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	4,854,102	4,855,558

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

January 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	332,360	$332,360

		5,187,918

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,186,768)		5,187,918

TOTAL INVESTMENTS IN SECURITIES — 101.83%
(Cost: $231,606,597)[g]		256,505,764
Other Assets, Less Liabilities — (1.83)%		(4,619,002)

NET ASSETS — 100.00%		$251,886,762

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $232,874,511. Net unrealized appreciation was $23,631,253, of which $29,656,336 represented gross unrealized appreciation on securities and $6,025,083 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	798	326	(15)	1,109	$414,744	$4,014	$(131)
PNC Financial Services Group Inc. (The)	5,196	1,269	(2,020)	4,445	535,445	5,196	39,530

					$950,189	$9,210	$39,399

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$251,317,846	$—	$—	$251,317,846
Money market funds	5,187,918	—	—	5,187,918

Total	$256,505,764	$—	$—	$256,505,764

See notes to financial statements.

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.77%

AEROSPACE & DEFENSE — 1.21%
Arconic Inc.	285,385	$6,503,924
L3 Technologies Inc.	136,722	21,696,414

		28,200,338
AIRLINES — 3.34%
American Airlines Group Inc.	338,904	14,996,502
Delta Air Lines Inc.	573,929	27,112,406
Southwest Airlines Co.	358,002	18,727,085
United Continental Holdings Inc.[a]	242,581	17,094,683

		77,930,676
AUTO COMPONENTS — 0.87%
BorgWarner Inc.	91,724	3,745,091
Goodyear Tire & Rubber Co. (The)	252,296	8,171,867
Lear Corp.	59,719	8,485,473

		20,402,431
AUTOMOBILES — 5.73%
Ford Motor Co.	4,405,946	54,457,493
General Motors Co.	2,160,423	79,093,086

		133,550,579
BANKS — 8.57%
Bank of America Corp.	3,051,639	69,089,107
CIT Group Inc.	59,784	2,462,503
Citigroup Inc.	941,585	52,568,691
Citizens Financial Group Inc.	140,924	5,097,221
JPMorgan Chase & Co.	676,488	57,251,179
KeyCorp	192,132	3,452,612
Regions Financial Corp.	316,083	4,554,756
SunTrust Banks Inc.	94,597	5,375,002

		199,851,071
BIOTECHNOLOGY — 2.92%
Gilead Sciences Inc.	900,232	65,221,808
United Therapeutics Corp.[a]	17,103	2,798,564

		68,020,372
CAPITAL MARKETS — 1.39%
Goldman Sachs Group Inc. (The)	81,770	18,751,496
Morgan Stanley	323,154	13,730,814

		32,482,310
CHEMICALS — 1.95%
Celanese Corp. Series A	40,154	3,388,998
CF Industries Holdings Inc.	78,681	2,776,652
Dow Chemical Co. (The)	201,569	12,019,559
Eastman Chemical Co.	58,511	4,534,603

Security	Shares	Value
LyondellBasell Industries NV Class A	177,685	$16,572,680
Mosaic Co. (The)	198,546	6,228,388

		45,520,880
COMMUNICATIONS EQUIPMENT — 3.57%
Cisco Systems Inc.	2,572,265	79,019,981
Juniper Networks Inc.	154,706	4,143,027

		83,163,008
CONSTRUCTION & ENGINEERING — 1.05%
Fluor Corp.	141,047	7,828,108
Jacobs Engineering Group Inc.[a]	282,627	16,547,811

		24,375,919
CONSUMER FINANCE — 0.75%
Ally Financial Inc.	170,560	3,602,227
Capital One Financial Corp.	142,786	12,478,069
Navient Corp.	88,781	1,335,266

		17,415,562
CONTAINERS & PACKAGING — 0.56%
International Paper Co.	134,439	7,609,247
WestRock Co.	103,574	5,526,709

		13,135,956
DIVERSIFIED FINANCIAL SERVICES — 0.14%
Voya Financial Inc.	82,062	3,300,534

		3,300,534
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.70%
AT&T Inc.	1,373,707	57,915,487
CenturyLink Inc.	191,334	4,947,897

		62,863,384
ELECTRIC UTILITIES — 2.38%
Entergy Corp.	151,753	10,871,585
Exelon Corp.	971,357	34,852,289
FirstEnergy Corp.	324,333	9,833,777

		55,557,651
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.39%
Arrow Electronics Inc.[a]	64,129	4,714,764
Avnet Inc.	79,568	3,695,138
Corning Inc.	710,594	18,823,635
Flex Ltd.[a]	324,221	5,080,543

		32,314,080
ENERGY EQUIPMENT & SERVICES — 0.40%
Helmerich & Payne Inc.	52,326	3,723,518
National Oilwell Varco Inc.	149,479	5,651,801

		9,375,319

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

January 31, 2017

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.79%
Host Hotels & Resorts Inc.[b]	1,165,486	$21,060,332
Iron Mountain Inc.	222,611	7,969,474
Liberty Property Trust	119,286	4,579,389
VEREIT Inc.	1,026,075	8,752,420
Weyerhaeuser Co.	722,395	22,632,635

		64,994,250
FOOD & STAPLES RETAILING — 5.35%
CVS Health Corp.	283,214	22,320,095
Kroger Co. (The)	664,935	22,581,193
Wal-Mart Stores Inc.	1,114,417	74,376,191
Whole Foods Market Inc.	184,283	5,569,032

		124,846,511
FOOD PRODUCTS — 3.39%
Archer-Daniels-Midland Co.	840,260	37,189,908
Bunge Ltd.	175,687	12,159,297
Ingredion Inc.	24,088	3,087,841
JM Smucker Co. (The)	57,766	7,847,511
Tyson Foods Inc. Class A	299,765	18,822,244

		79,106,801
HEALTH CARE PROVIDERS & SERVICES — 5.16%
Aetna Inc.	173,861	20,621,653
AmerisourceBergen Corp.	87,019	7,595,018
Anthem Inc.	161,278	24,859,391
Cardinal Health Inc.	138,977	10,417,716
Centene Corp.[a]	82,869	5,243,122
Cigna Corp.	102,116	14,931,401
Express Scripts Holding Co.[a,b]	281,852	19,413,966
McKesson Corp.	63,547	8,842,565
Quest Diagnostics Inc.	52,939	4,866,153
Universal Health Services Inc. Class B	30,663	3,453,574

		120,244,559
HOTELS, RESTAURANTS & LEISURE — 0.68%
Carnival Corp.	285,960	15,836,465

		15,836,465
HOUSEHOLD DURABLES — 0.56%
Toll Brothers Inc.[a]	85,817	2,691,221
Whirlpool Corp.	59,296	10,370,278

		13,061,499
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.14%
AES Corp./VA	282,160	3,227,910

		3,227,910

Security	Shares	Value
INSURANCE — 3.37%
Aflac Inc.	68,198	$4,773,178
American International Group Inc.	291,825	18,752,674
Assurant Inc.	10,023	973,534
Axis Capital Holdings Ltd.	16,843	1,078,120
Everest Re Group Ltd.	5,544	1,219,292
Hartford Financial Services Group Inc. (The)	83,416	4,063,193
Lincoln National Corp.	85,235	5,754,215
Loews Corp.	62,839	2,927,041
MetLife Inc.	330,571	17,986,368
Prudential Financial Inc.	148,919	15,652,876
Unum Group	62,309	2,830,698
XL Group Ltd.	69,452	2,609,312

		78,620,501
MACHINERY — 1.44%
AGCO Corp.	190,009	11,932,565
Cummins Inc.	147,831	21,732,636

		33,665,201
MEDIA — 0.70%
Liberty Global PLC LiLAC Class Ca	29,693	662,748
News Corp. Class A	524,405	6,444,937
TEGNA Inc.	126,082	2,888,539
Viacom Inc. Class B NVS	148,481	6,256,989

		16,253,213
METALS & MINING — 0.57%
Newmont Mining Corp.	214,504	7,782,205
Nucor Corp.	95,628	5,555,031

		13,337,236
MORTGAGE REAL ESTATE INVESTMENT — 0.19%
AGNC Investment Corp.	92,397	1,725,052
Annaly Capital Management Inc.	273,018	2,790,244

		4,515,296
MULTI-UTILITIES — 0.64%
Public Service Enterprise Group Inc.	337,701	14,943,269

		14,943,269
MULTILINE RETAIL — 1.76%
Kohl’s Corp.	194,785	7,758,286
Macy’s Inc.	249,868	7,381,101
Nordstrom Inc.	70,232	3,105,659
Target Corp.	352,331	22,718,303

		40,963,349

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

January 31, 2017

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 6.58%
Chevron Corp.	739,357	$82,327,402
Devon Energy Corp.	178,359	8,122,469
HollyFrontier Corp.	94,919	2,749,803
Marathon Oil Corp.	422,001	7,068,517
Marathon Petroleum Corp.	192,596	9,254,238
Murphy Oil Corp.	93,842	2,712,972
Phillips 66	167,531	13,673,880
Plains GP Holdings LP Class A	26,207	850,417
Southwestern Energy Co.[a,b]	208,177	1,875,675
Tesoro Corp.	45,490	3,677,867
Valero Energy Corp.	320,923	21,103,896

		153,417,136
PHARMACEUTICALS — 5.48%
Allergan PLC[a]	139,744	30,588,564
Endo International PLC[a]	162,222	1,985,597
Mallinckrodt PLC[a]	75,953	3,701,190
Mylan NVa	263,446	10,024,120
Perrigo Co. PLC	53,851	4,100,754
Pfizer Inc.	2,441,113	77,456,516

		127,856,741
PROFESSIONAL SERVICES — 0.09%
ManpowerGroup Inc.	21,565	2,058,595

		2,058,595
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.16%
Jones Lang LaSalle Inc.	35,647	3,672,710

		3,672,710
ROAD & RAIL — 2.07%
AMERCO	2,484	935,648
Norfolk Southern Corp.	403,204	47,360,342

		48,295,990
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.94%
Intel Corp.	2,305,725	84,896,794
Lam Research Corp.	37,466	4,303,345
Marvell Technology Group Ltd.	239,592	3,562,733
Micron Technology Inc.[a]	760,691	18,340,260
Qorvo Inc.[a,b]	62,770	4,030,462

		115,133,594
SOFTWARE — 0.54%
CA Inc.	144,196	4,509,009
Nuance Communications Inc.[a]	66,342	1,052,184
Symantec Corp.	253,259	6,977,286

		12,538,479

Security	Shares	Value
SPECIALTY RETAIL — 1.74%
Bed Bath & Beyond Inc.	133,067	$5,369,253
Best Buy Co. Inc.	339,634	15,120,506
Dick’s Sporting Goods Inc.	51,614	2,663,282
Foot Locker Inc.	77,388	5,304,174
Gap Inc. (The)	203,505	4,686,720
Staples Inc.	817,170	7,517,964

		40,661,899
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 11.28%
Apple Inc.	1,612,895	195,724,808
Hewlett Packard Enterprise Co.	822,535	18,655,094
HP Inc.	1,015,389	15,281,604
NetApp Inc.	204,093	7,820,844
Seagate Technology PLC	195,084	8,808,043
Western Digital Corp.	153,666	12,251,790
Xerox Corp.	636,155	4,408,554

		262,950,737
TEXTILES, APPAREL & LUXURY GOODS — 0.27%
Michael Kors Holdings Ltd.[a]	45,993	1,968,960
PVH Corp.	46,416	4,354,285

		6,323,245
TRADING COMPANIES & DISTRIBUTORS — 0.96%
United Rentals Inc.[a]	176,653	22,348,371

		22,348,371

TOTAL COMMON STOCKS
(Cost: $2,188,213,358)		2,326,333,627

SHORT-TERM INVESTMENTS — 0.31%

MONEY MARKET FUNDS — 0.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	3,470,391	3,471,432
BlackRock Cash Funds: Treasury , SL Agency Shares
0.46%[c,d]	3,641,244	3,641,244

		7,112,676

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,112,394)		7,112,676

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

January 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 100.08%
(Cost: $2,195,325,752)[f]	$2,333,446,303
Other Assets, Less Liabilities — (0.08)%	(1,768,668)

NET ASSETS — 100.00%	$2,331,677,635

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $2,200,648,311. Net unrealized appreciation was $132,797,992, of which $171,248,153 represented gross unrealized appreciation on securities and $38,450,161 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PNC Financial Services Group Inc. (The)	35,199	49,426	(84,625)	—	$—	$28,447	$1,455,232

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,326,333,627	$—	$—	$2,326,333,627
Money market funds	7,112,676	—	—	7,112,676

Total	$2,333,446,303	$—	$—	$2,333,446,303

See notes to financial statements.

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2017

	iShares Edge MSCI Intl Momentum Factor ETF	iShares Edge MSCI Intl Quality Factor ETF	iShares Edge MSCI Intl Size Factor ETF

ASSETS
Investments, at cost:
Unaffiliated	$16,743,924	$19,502,307	$4,866,235
Affiliated (Note 2)	3,836	2,313	14,219

Total cost of investments	$16,747,760	$19,504,620	$4,880,454

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$17,986,051	$19,999,248	$4,836,882
Affiliated (Note 2)	3,836	2,313	14,220

Total fair value of investments	17,989,887	20,001,561	4,851,102
Foreign currency, at value[b]	23,303	31,645	8,526
Receivables:
Dividends and interest	10,730	14,627	5,737
Tax reclaims	7,939	18,008	27

Total Assets	18,031,859	20,065,841	4,865,392

LIABILITIES
Payables:
Investment securities purchased	—	66	6
Collateral for securities on loan (Note 1)	—	—	13,634
Investment advisory fees (Note 2)	4,168	5,073	1,221

Total Liabilities	4,168	5,139	14,861

NET ASSETS	$18,027,691	$20,060,702	$4,850,531

Net assets consist of:
Paid-in capital	$17,480,961	$19,900,562	$4,999,832
Distributions in excess of net investment income	(9,392)	(1,325)	(11,091)
Accumulated net realized loss	(686,339)	(335,807)	(109,290)
Net unrealized appreciation (depreciation)	1,242,461	497,272	(28,920)

NET ASSETS	$18,027,691	$20,060,702	$4,850,531

Shares outstanding[c]	700,000	800,000	200,000

Net asset value per share	$25.75	$25.08	$24.25

[a]	Securities on loan with values of $ —, $ — and $12,993, respectively. See Note 1.
[b]	Cost of foreign currency: $22,993, $31,178 and $8,266, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2017

	iShares Edge MSCI Intl Value Factor ETF	iShares Edge MSCI USA Momentum Factor ETF	iShares Edge MSCI USA Quality Factor ETF

ASSETS
Investments, at cost:
Unaffiliated	$60,392,900	$1,768,313,460	$3,212,951,785
Affiliated (Note 2)	445,364	9,364,529	53,083,082

Total cost of investments	$60,838,264	$1,777,677,989	$3,266,034,867

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$65,987,039	$1,923,494,359	$3,343,791,345
Affiliated (Note 2)	445,412	9,365,750	54,869,118

Total fair value of investments	66,432,451	1,932,860,109	3,398,660,463
Foreign currency, at value[b]	36,609	—	—
Receivables:
Investment securities sold	—	9,117,291	713,984
Dividends and interest	40,744	1,401,876	3,194,379
Capital shares sold	—	—	24,288
Tax reclaims	14,456	—	—

Total Assets	66,524,260	1,943,379,276	3,402,593,114

LIABILITIES
Payables:
Investment securities purchased	—	11,305,068	—
Collateral for securities on loan (Note 1)	386,714	6,253,534	11,645,209
Capital shares redeemed	—	—	103,767
Due to custodian	—	—	17,591
Investment advisory fees (Note 2)	16,060	243,117	449,255

Total Liabilities	402,774	17,801,719	12,215,822

NET ASSETS	$66,121,486	$1,925,577,557	$3,390,377,292

Net assets consist of:
Paid-in capital	$60,660,008	$1,816,079,307	$3,206,212,032
Undistributed (distributions in excess of) net investment income	(44,567)	651,926	2,788,282
Undistributed net realized gain (accumulated net realized loss)	(89,274)	(46,335,796)	48,751,382
Net unrealized appreciation	5,595,319	155,182,120	132,625,596

NET ASSETS	$66,121,486	$1,925,577,557	$3,390,377,292

Shares outstanding[c]	2,900,000	24,600,000	48,500,000

Net asset value per share	$22.80	$78.28	$69.90

[a]	Securities on loan with values of $371,777, $6,167,479 and $11,622,608, respectively. See Note 1.
[b]	Cost of foreign currency: $36,120, $ — and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2017

	iShares Edge MSCI USA Size Factor ETF	iShares Edge MSCI USA Value Factor ETF

ASSETS
Investments, at cost:
Unaffiliated	$225,615,966	$2,188,213,357
Affiliated (Note 2)	5,990,631	7,112,395

Total cost of investments	$231,606,597	$2,195,325,752

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$250,367,657	$2,326,333,627
Affiliated (Note 2)	6,138,107	7,112,676

Total fair value of investments	256,505,764	2,333,446,303
Cash	—	40,202
Receivables:
Investment securities sold	82,673	—
Dividends and interest	182,613	1,767,458
Capital shares sold	—	164,192

Total Assets	256,771,050	2,335,418,155

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	4,854,062	3,470,464
Investment advisory fees (Note 2)	30,226	270,056

Total Liabilities	4,884,288	3,740,520

NET ASSETS	$251,886,762	$2,331,677,635

Net assets consist of:
Paid-in capital	$230,661,817	$2,226,879,770
Undistributed (distributions in excess of) net investment income	(5)	2,807,006
Accumulated net realized loss	(3,674,217)	(36,129,692)
Net unrealized appreciation	24,899,167	138,120,551

NET ASSETS	$251,886,762	$2,331,677,635

Shares outstanding[b]	3,450,000	32,800,000

Net asset value per share	$73.01	$71.09

[a]	Securities on loan with values of $4,657,584 and $3,369,815, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2017

	iShares Edge MSCI Intl Momentum Factor ETF	iShares Edge MSCI Intl Quality Factor ETF	iShares Edge MSCI Intl Size Factor ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$190,435	$193,345	$53,031
Dividends — affiliated (Note 2)	29	18	4
Securities lending income — affiliated — net (Note 2)	239	751	118

Total investment income	190,703	194,114	53,153

EXPENSES
Investment advisory fees (Note 2)	23,386	29,070	7,220

Total expenses	23,386	29,070	7,220

Net investment income	167,317	165,044	45,933

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(364,017)	(97,203)	(35,888)
Investments — affiliated (Note 2)	10	(5)	—
Foreign currency transactions	690	(1,452)	(1,884)

Net realized loss	(363,317)	(98,660)	(37,772)

Net change in unrealized appreciation/depreciation on:
Investments	62,087	(205,807)	76,393
Translation of assets and liabilities in foreign currencies	414	543	392

Net change in unrealized appreciation/depreciation	62,501	(205,264)	76,785

Net realized and unrealized gain (loss)	(300,816)	(303,924)	39,013

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(133,499)	$(138,880)	$84,946

[a]	Net of foreign withholding tax of $11,166, $11,643 and $5,719, respectively.

See notes to financial statements.

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2017

	iShares Edge MSCI Intl Value Factor ETF	iShares Edge MSCI USA Momentum Factor ETF	iShares Edge MSCI USA Quality Factor ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$478,229	$16,257,740	$34,088,758
Dividends — affiliated (Note 2)	50	3,606	436,804
Securities lending income — affiliated — net (Note 2)	2,040	111,965	34,367

Total investment income	480,319	16,373,311	34,559,929

EXPENSES
Investment advisory fees (Note 2)	69,763	1,373,686	2,345,759

Total expenses	69,763	1,373,686	2,345,759

Net investment income	410,556	14,999,625	32,214,170

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	113,117	(22,527,278)	(21,450,511)
Investments — affiliated (Note 2)	(4)	708	(4,818)
In-kind redemptions — unaffiliated	—	30,100,960	116,824,417
In-kind redemptions — affiliated (Note 2)	—	—	2,097,372
Foreign currency transactions	(26,588)	—	—
Realized gain distributions from affiliated funds	—	2	113

Net realized gain	86,525	7,574,392	97,466,573

Net change in unrealized appreciation/depreciation on:
Investments	4,006,652	(8,275,216)	(2,320,917)
Translation of assets and liabilities in foreign currencies	1,298	—	—

Net change in unrealized appreciation/depreciation	4,007,950	(8,275,216)	(2,320,917)

Net realized and unrealized gain (loss)	4,094,475	(700,824)	95,145,656

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,505,031	$14,298,801	$127,359,826

[a]	Net of foreign withholding tax of $37,853, $3,179 and $2,623, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2017

	iShares Edge MSCI USA Size Factor ETF	iShares Edge MSCI USA Value Factor ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,213,064	$15,327,461
Dividends — affiliated (Note 2)	9,629	31,295
Securities lending income — affiliated — net (Note 2)	18,086	5,706

Total investment income	2,240,779	15,364,462

EXPENSES
Investment advisory fees (Note 2)	153,960	972,366

Total expenses	153,960	972,366

Net investment income	2,086,819	14,392,096

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,668,456)	(7,712,564)
Investments — affiliated (Note 2)	660	28,580
In-kind redemptions — unaffiliated	2,169,382	10,387,047
In-kind redemptions — affiliated (Note 2)	39,086	1,427,339
Realized gain distributions from affiliated funds	21	147

Net realized gain	540,693	4,130,549

Net change in unrealized appreciation/depreciation	7,468,466	133,929,360

Net realized and unrealized gain	8,009,159	138,059,909

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,095,978	$152,452,005

[a]	Net of foreign withholding tax of $445 and $ —, respectively.

See notes to financial statements.

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Edge MSCI Intl Momentum Factor ETF		iShares Edge MSCI Intl Quality Factor ETF
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$167,317	$217,751	$165,044	$348,174
Net realized loss	(363,317)	(365,249)	(98,660)	(267,023)
Net change in unrealized appreciation/depreciation	62,501	851,268	(205,264)	481,752

Net increase (decrease) in net assets resulting from operations	(133,499)	703,770	(138,880)	562,903

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(208,180)	(196,168)	(186,036)	(335,588)

Total distributions to shareholders	(208,180)	(196,168)	(186,036)	(335,588)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,543,591	9,822,260	5,108,994	9,656,711

Net increase in net assets from capital share transactions	2,543,591	9,822,260	5,108,994	9,656,711

INCREASE IN NET ASSETS	2,201,912	10,329,862	4,784,078	9,884,026

NET ASSETS
Beginning of period	15,825,779	5,495,917	15,276,624	5,392,598

End of period	$18,027,691	$15,825,779	$20,060,702	$15,276,624

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(9,392)	$31,471	$(1,325)	$19,667

SHARES ISSUED
Shares sold	100,000	400,000	200,000	400,000

Net increase in shares outstanding	100,000	400,000	200,000	400,000

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Edge MSCI Intl Size Factor ETF		iShares Edge MSCI Intl Value Factor ETF
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$45,933	$128,183	$410,556	$732,245
Net realized gain (loss)	(37,772)	(68,203)	86,525	(162,496)
Net change in unrealized appreciation/depreciation	76,785	(79,139)	4,007,950	1,574,234

Net increase (decrease) in net assets resulting from operations	84,946	(19,159)	4,505,031	2,143,983

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(67,065)	(130,297)	(530,696)	(672,541)

Total distributions to shareholders	(67,065)	(130,297)	(530,696)	(672,541)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	—	24,415,352	33,784,673

Net increase in net assets from capital share transactions	—	—	24,415,352	33,784,673

INCREASE (DECREASE) IN NET ASSETS	17,881	(149,456)	28,389,687	35,256,115

NET ASSETS
Beginning of period	4,832,650	4,982,106	37,731,799	2,475,684

End of period	$4,850,531	$4,832,650	$66,121,486	$37,731,799

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(11,091)	$10,041	$(44,567)	$75,573

SHARES ISSUED
Shares sold	—	—	1,100,000	1,700,000

Net increase in shares outstanding	—	—	1,100,000	1,700,000

See notes to financial statements.

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Edge MSCI USA Momentum Factor ETF		iShares Edge MSCI USA Quality Factor ETF
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$14,999,625	$13,626,631	$32,214,170	$37,415,069
Net realized gain (loss)	7,574,392	(15,171,921)	97,466,573	65,812,404
Net change in unrealized appreciation/depreciation	(8,275,216)	100,180,123	(2,320,917)	72,063,222

Net increase in net assets resulting from operations	14,298,801	98,634,833	127,359,826	175,290,695

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(16,255,570)	(12,227,742)	(31,086,721)	(36,096,604)

Total distributions to shareholders	(16,255,570)	(12,227,742)	(31,086,721)	(36,096,604)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	521,322,793	1,108,360,434	1,535,725,234	2,175,516,680
Cost of shares redeemed	(233,057,496)	(356,212,831)	(920,800,554)	(755,918,346)

Net increase in net assets from capital share transactions	288,265,297	752,147,603	614,924,680	1,419,598,334

INCREASE IN NET ASSETS	286,308,528	838,554,694	711,197,785	1,558,792,425

NET ASSETS
Beginning of period	1,639,269,029	800,714,335	2,679,179,507	1,120,387,082

End of period	$1,925,577,557	$1,639,269,029	$3,390,377,292	$2,679,179,507

Undistributed net investment income included in net assets at end of period	$651,926	$1,907,871	$2,788,282	$1,660,833

SHARES ISSUED AND REDEEMED
Shares sold	6,750,000	15,250,000	22,550,000	33,850,000
Shares redeemed	(3,050,000)	(5,150,000)	(13,450,000)	(11,700,000)

Net increase in shares outstanding	3,700,000	10,100,000	9,100,000	22,150,000

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Edge MSCI USA Size Factor ETF		iShares Edge MSCI USA Value Factor ETF
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,086,819	$3,983,349	$14,392,096	$18,485,818
Net realized gain	540,693	14,134,918	4,130,549	8,464,570
Net change in unrealized appreciation/depreciation	7,468,466	(4,818,873)	133,929,360	(24,777,031)

Net increase in net assets resulting from operations	10,095,978	13,299,394	152,452,005	2,173,357

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,086,824)	(4,166,748)	(12,754,006)	(18,801,019)

Total distributions to shareholders	(2,086,824)	(4,166,748)	(12,754,006)	(18,801,019)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	57,466,839	31,443,676	1,580,614,475	450,576,730
Cost of shares redeemed	(7,086,907)	(84,349,737)	(64,594,248)	(443,902,723)

Net increase (decrease) in net assets from capital share transactions	50,379,932	(52,906,061)	1,516,020,227	6,674,007

INCREASE (DECREASE) IN NET ASSETS	58,389,086	(43,773,415)	1,655,718,226	(9,953,655)

NET ASSETS
Beginning of period	193,497,676	237,271,091	675,959,409	685,913,064

End of period	$251,886,762	$193,497,676	$2,331,677,635	$675,959,409

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(5)	$—	$2,807,006	$1,168,916

SHARES ISSUED AND REDEEMED
Shares sold	800,000	500,000	23,250,000	7,350,000
Shares redeemed	(100,000)	(1,300,000)	(950,000)	(7,250,000)

Net increase (decrease) in shares outstanding	700,000	(800,000)	22,300,000	100,000

See notes to financial statements.

72	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Intl Momentum Factor ETF

	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Period from Jan. 13, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$26.38	$27.48	$25.57

Income from investment operations:
Net investment income[b]	0.28	0.55	0.31
Net realized and unrealized gain (loss)[c]	(0.56)	(1.22)	1.90

Total from investment operations	(0.28)	(0.67)	2.21

Less distributions from:
Net investment income	(0.35)	(0.43)	(0.30)

Total distributions	(0.35)	(0.43)	(0.30)

Net asset value, end of period	$25.75	$26.38	$27.48

Total return	(1.12)%[d,e]	(2.26)%[e]	8.63%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$18,028	$15,826	$5,496
Ratio of expenses to average net assets[f]	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[f]	2.15%	2.20%	2.07%
Portfolio turnover rate[g]	37%	171%	55%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the periods ended January 31, 2017 and July 31, 2016 were -1.01% and -2.37%, respectively.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Intl Quality Factor ETF

	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Period from Jan. 13, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$25.46	$26.96	$25.67

Income from investment operations:
Net investment income[b]	0.21	0.84	0.57
Net realized and unrealized gain (loss)[c]	(0.36)	(1.70)	1.27

Total from investment operations	(0.15)	(0.86)	1.84

Less distributions from:
Net investment income	(0.23)	(0.64)	(0.55)

Total distributions	(0.23)	(0.64)	(0.55)

Net asset value, end of period	$25.08	$25.46	$26.96

Total return	(0.55)%[d]	(3.14)%	7.12%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,061	$15,277	$5,393
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.70%	3.40%	3.86%
Portfolio turnover rate[f]	14%	30%	16%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Intl Size Factor ETF

	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Period from Jun. 16, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$24.16	$24.91	$25.00

Income from investment operations:
Net investment income[b]	0.23	0.64	0.05
Net realized and unrealized gain (loss)[c]	0.20	(0.74)	(0.14)

Total from investment operations	0.43	(0.10)	(0.09)

Less distributions from:
Net investment income	(0.34)	(0.65)	—

Total distributions	(0.34)	(0.65)	—

Net asset value, end of period	$24.25	$24.16	$24.91

Total return	1.82%[d]	(0.28)%	(0.36)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,851	$4,833	$4,982
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.91%	2.76%	1.48%
Portfolio turnover rate[f]	9%	19%	0%[g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Intl Value Factor ETF

	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Period from Jun. 16, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$20.96	$24.76	$24.60

Income from investment operations:
Net investment income[b]	0.19	0.81	0.02
Net realized and unrealized gain (loss)[c]	1.85	(4.04)	0.14

Total from investment operations	2.04	(3.23)	0.16

Less distributions from:
Net investment income	(0.20)	(0.57)	—

Total distributions	(0.20)	(0.57)	—

Net asset value, end of period	$22.80	$20.96	$24.76

Total return	9.64%[d,e]	(12.97)%	0.65%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$66,121	$37,732	$2,476
Ratio of expenses to average net assets[f]	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[f]	1.77%	3.91%	0.72%
Portfolio turnover rate[g]	9%	19%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was 9.74%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Edge MSCI USA Momentum Factor ETF
	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Period from Apr. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$78.43	$74.14	$62.56	$54.33	$51.62

Income from investment operations:
Net investment income[b]	0.63	0.89	0.91	0.70	0.29
Net realized and unrealized gain (loss)[c]	(0.10)	4.18	11.52	8.24	2.62

Total from investment operations	0.53	5.07	12.43	8.94	2.91

Less distributions from:
Net investment income	(0.68)	(0.78)	(0.85)	(0.71)	(0.20)

Total distributions	(0.68)	(0.78)	(0.85)	(0.71)	(0.20)

Net asset value, end of period	$78.28	$78.43	$74.14	$62.56	$54.33

Total return	0.70%[d]	6.93%	19.97%	16.54%	5.65%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,925,578	$1,639,269	$800,714	$306,526	$141,264
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.64%	1.22%	1.31%	1.18%	1.88%
Portfolio turnover rate[f]	50%	129%	106%	123%	38%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Edge MSCI USA Quality Factor ETF
	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Period from Jul. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$68.00	$64.95	$57.68	$50.10	$50.04

Income from investment operations:
Net investment income[b]	0.71	1.28	0.98	0.85	0.01
Net realized and unrealized gain[c]	1.85	2.99	7.23	7.51	0.05

Total from investment operations	2.56	4.27	8.21	8.36	0.06

Less distributions from:
Net investment income	(0.66)	(1.22)	(0.94)	(0.78)	—

Total distributions	(0.66)	(1.22)	(0.94)	(0.78)	—

Net asset value, end of period	$69.90	$68.00	$64.95	$57.68	$50.10

Total return	3.81%[d]	6.70%	14.30%	16.76%	0.12%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,390,377	$2,679,180	$1,120,387	$438,398	$110,220
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.06%	1.99%	1.56%	1.52%	0.31%
Portfolio turnover rate[f]	18%	50%	26%	27%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Edge MSCI USA Size Factor ETF
	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Period from Apr. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$70.36	$66.84	$60.30	$53.83	$50.68

Income from investment operations:
Net investment income[b]	0.72	1.26	1.21	1.13	0.31
Net realized and unrealized gain[c]	2.65	3.56	6.53	6.51	3.05

Total from investment operations	3.37	4.82	7.74	7.64	3.36

Less distributions from:
Net investment income	(0.72)	(1.30)	(1.20)	(1.17)	(0.21)

Total distributions	(0.72)	(1.30)	(1.20)	(1.17)	(0.21)

Net asset value, end of period	$73.01	$70.36	$66.84	$60.30	$53.83

Total return	4.83%[d]	7.39%	12.89%	14.31%	6.66%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$251,887	$193,498	$237,271	$129,652	$110,344
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.03%	1.94%	1.85%	1.97%	2.05%
Portfolio turnover rate[f]	9%	23%	22%	13%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Edge MSCI USA Value Factor ETF
	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Period from Apr. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$64.38	$65.95	$62.40	$54.64	$50.26

Income from investment operations:
Net investment income[b]	0.76	1.62	1.34	1.20	0.30
Net realized and unrealized gain (loss)[c]	6.64	(1.59)	3.37	7.72	4.29

Total from investment operations	7.40	0.03	4.71	8.92	4.59

Less distributions from:
Net investment income	(0.69)	(1.60)	(1.16)	(1.16)	(0.21)

Total distributions	(0.69)	(1.60)	(1.16)	(1.16)	(0.21)

Net asset value, end of period	$71.09	$64.38	$65.95	$62.40	$54.64

Total return	11.55%[d]	0.18%	7.56%	16.47%	9.16%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,331,678	$675,959	$685,913	$159,110	$112,008
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.22%	2.64%	2.04%	2.04%	1.98%
Portfolio turnover rate[f]	18%	81%	15%	8%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Edge MSCI Intl Momentum Factor	Non-diversified
Edge MSCI Intl Quality Factor	Non-diversified
Edge MSCI Intl Size Factor	Non-diversified
Edge MSCI Intl Value Factor	Non-diversified

iShares ETF	Diversification Classification
Edge MSCI USA Momentum Factor	Diversified
Edge MSCI USA Quality Factor	Diversified
Edge MSCI USA Size Factor	Diversified
Edge MSCI USA Value Factor	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

82	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Edge MSCI Intl Size Factor
BNP Paribas Prime Brokerage Inc.	$7,320	$7,320	$—
Credit Suisse Securities (USA) LLC	5,673	5,673	—

	$12,993	$12,993	$—

Edge MSCI Intl Value Factor
Citigroup Global Markets Inc.	$6,171	$6,171	$—
Credit Suisse Securities (USA) LLC	241,601	241,601	—
Deutsche Bank Securities Inc.	58,781	58,781	—
JPMorgan Securities LLC	13,137	13,137	—
Merrill Lynch, Pierce, Fenner & Smith	52,087	52,087	—

	$371,777	$371,777	$—

84	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Edge MSCI USA Momentum Factor
BNP Paribas Prime Brokerage Inc.	$2,206,469	$2,206,469	$—
BNP Paribas Prime Brokerage International Ltd.	3,961,010	3,961,010	—

	$6,167,479	$6,167,479	$—

Edge MSCI USA Quality Factor
Citigroup Global Markets Inc.	$88,350	$88,350	$—
HSBC Bank PLC	4,493	4,493	—
JPMorgan Securities LLC	11,336,265	11,336,265	—
Merrill Lynch, Pierce, Fenner & Smith	193,500	193,500	—

	$11,622,608	$11,622,608	$—

Edge MSCI USA Size Factor
Barclays Capital Inc.	$55,606	$55,606	$—
BNP Paribas Prime Brokerage Inc.	73,714	73,714	—
BNP Paribas Prime Brokerage International Ltd.	62,564	62,564	—
Citigroup Global Markets Inc.	1,037,402	1,037,402	—
Credit Suisse Securities (USA) LLC	399,549	399,549	—
Deutsche Bank Securities Inc.	6,340	6,340	—
Jefferies LLC	244,307	244,307	—
JPMorgan Securities LLC	1,408,932	1,408,932	—
Merrill Lynch, Pierce, Fenner & Smith	198,907	198,907	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	517,647	517,647	—
State Street Bank & Trust Company	650,447	650,447	—
Wells Fargo Securities LLC	2,169	2,107	(62)

	$4,657,584	$4,657,522	$(62)

Edge MSCI USA Value Factor
Citigroup Global Markets Inc.	$1,824,264	$1,824,264	$—
HSBC Bank PLC	6,268	6,268	—
Merrill Lynch, Pierce, Fenner & Smith	115,578	115,578	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	373,294	373,294	—
State Street Bank & Trust Company	1,050,411	1,050,411	—

	$3,369,815	$3,369,815	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Edge MSCI Intl Momentum Factor	0.30%
Edge MSCI Intl Quality Factor	0.30
Edge MSCI Intl Size Factor	0.30
Edge MSCI Intl Value Factor	0.30

iShares ETF	Investment Advisory Fee
Edge MSCI USA Momentum Factor	0.15%
Edge MSCI USA Quality Factor	0.15
Edge MSCI USA Size Factor	0.15
Edge MSCI USA Value Factor	0.15

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Size Factor ETF, and iShares Edge MSCI USA Value Factor ETF (the “Group 1 Funds”), retain 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares Edge MSCI Intl Momentum Factor ETF, iShares Edge MSCI Intl Quality Factor ETF, iShares Edge MSCI Intl Size Factor ETF, and iShares Edge MSCI Intl Value Factor ETF (the “Group 2 Funds”), retain 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Edge MSCI Intl Momentum Factor	$49
Edge MSCI Intl Quality Factor	140
Edge MSCI Intl Size Factor	27
Edge MSCI Intl Value Factor	467

iShares ETF	Fees Paid to BTC
Edge MSCI USA Momentum Factor	$45,990
Edge MSCI USA Quality Factor	13,702
Edge MSCI USA Size Factor	7,568
Edge MSCI USA Value Factor	2,603

86	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Intl Size Factor	$84,596	$44,698
Edge MSCI Intl Value Factor	506,262	1,574,840
Edge MSCI USA Momentum Factor	156,076,949	161,806,177
Edge MSCI USA Quality Factor	182,048,515	81,169,386
Edge MSCI USA Size Factor	4,246,470	4,938,405
Edge MSCI USA Value Factor	90,510,302	53,713,311

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2017 were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Intl Momentum Factor	$5,975,312	$5,720,865
Edge MSCI Intl Quality Factor	2,973,061	2,648,114
Edge MSCI Intl Size Factor	408,932	424,663
Edge MSCI Intl Value Factor	4,126,157	4,050,519
Edge MSCI USA Momentum Factor	901,536,208	901,279,816
Edge MSCI USA Quality Factor	561,081,736	547,350,620
Edge MSCI USA Size Factor	19,689,848	18,468,329
Edge MSCI USA Value Factor	246,566,875	238,780,678

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended January 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Edge MSCI Intl Momentum Factor	$2,514,088	$—
Edge MSCI Intl Quality Factor	5,005,092	—
Edge MSCI Intl Value Factor	24,121,354	—
Edge MSCI USA Momentum Factor	517,890,684	231,970,643
Edge MSCI USA Quality Factor	1,517,582,892	918,704,263
Edge MSCI USA Size Factor	56,382,564	7,141,944
Edge MSCI USA Value Factor	1,570,351,701	64,446,027

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

88	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2016, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Edge MSCI Intl Momentum Factor	$309,537
Edge MSCI Intl Quality Factor	213,565
Edge MSCI Intl Size Factor	10,625
Edge MSCI Intl Value Factor	145,281

iShares ETF	Non- Expiring
Edge MSCI USA Momentum Factor	$34,826,934
Edge MSCI USA Quality Factor	33,085,566
Edge MSCI USA Size Factor	2,015,336
Edge MSCI USA Value Factor	30,369,912

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

90	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Edge MSCI Intl Value Factor	$0.172402	$—	$0.024152	$0.196554	88%	—%	12%	100%
Edge MSCI USA Momentum Factor	0.622094	—	0.060093	0.682187	91	—	9	100
Edge MSCI USA Quality Factor	0.652416	—	0.010256	0.662672	98	—	2	100
Edge MSCI USA Size Factor	0.579523	—	0.142663	0.722186	80	—	20	100
Edge MSCI USA Value Factor	0.672189	—	0.013115	0.685304	98	—	2	100

SUPPLEMENTAL INFORMATION	91

Notes:

92	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	93

Notes:

94	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-711-0117

JANUARY 31, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Currency Hedged MSCI Europe Small-Cap ETF | HEUS | BATS
➢	iShares Edge MSCI Min Vol EAFE Currency Hedged ETF | HEFV | BATS
➢	iShares Edge MSCI Min Vol EAFE ETF | EFAV | NYSE Arca
➢	iShares Edge MSCI Min Vol Europe Currency Hedged ETF | HEUV | BATS
➢	iShares Edge MSCI Min Vol Europe ETF | EUMV | NYSE Arca
➢	iShares MSCI Europe Small-Cap ETF | IEUS | NASDAQ

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI EUROPE SMALL-CAP ETF

Performance as of January 31, 2017

The iShares Currency Hedged MSCI Europe Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization European developed market equities while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI Europe Small Cap 100% Hedged to USD Index (“the Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Europe Small-Cap ETF. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 8.54%, net of fees, while the total return for the Index was 8.06%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.60%	18.32%	16.65%	16.60%	18.32%	16.65%
Since Inception	9.70%	9.68%	9.50%	12.37%	12.35%	12.06%

The inception date of the Fund was 10/29/15. The first day of secondary market trading was 11/2/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,085.40	$0.16	$1,000.00	$1,025.10	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR1

As of 1/31/17

Sector	Percentage of Total Investments [2]

Industrials	23.46%
Consumer Discretionary	14.43
Financials	13.76
Information Technology	10.08
Real Estate	9.54
Materials	7.97
Health Care	7.73
Consumer Staples	5.16
Energy	3.85
Utilities	2.51
Telecommunication Services	1.51

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 1/31/17

Country	Percentage of Total Investments [2]

United Kingdom	31.86%
Germany	11.22
Sweden	9.36
Switzerland	8.61
France	7.55
Italy	6.97
Spain	4.51
Netherlands	3.76
Belgium	3.43
Norway	3.17

TOTAL	90.44%

[1]	Table shown is for the iShares MSCI Europe Small-Cap ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EDGE MSCI MIN VOL EAFE CURRENCY HEDGED ETF

Performance as of January 31, 2017

The iShares Edge MSCI Min Vol EAFE Currency Hedged ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI EAFE Minimum Volatility (USD) 100% Hedged to USD Index (“the Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares Edge MSCI Min Vol EAFE ETF. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 0.81%, net of fees, while the total return for the Index was 0.74%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.06%	5.64%	5.31%	4.06%	5.64%	5.31%
Since Inception	2.89%	3.29%	3.49%	3.65%	4.16%	4.40%

The inception date of the Fund was 10/29/15. The first day of secondary market trading was 11/2/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,008.10	$0.15	$1,000.00	$1,025.10	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR1

As of 1/31/17

Sector	Percentage of Total Investments [2]

Financials	16.40%
Consumer Staples	16.27
Health Care	15.67
Industrials	13.82
Telecommunication Services	9.54
Utilities	8.14
Consumer Discretionary	7.29
Real Estate	5.91
Information Technology	3.11
Materials	3.02
Energy	0.83

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 1/31/17

Country	Percentage of Total Investments [2]

Japan	30.02%
United Kingdom	16.11
Switzerland	13.78
Hong Kong	8.35
France	4.87
Denmark	4.74
Australia	4.28
Germany	4.11
Singapore	3.90
Israel	2.14

TOTAL	92.30%

[1]	Table shown is for the iShares Edge MSCI Min Vol EAFE ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EDGE MSCI MIN VOL EAFE ETF

Performance as of January 31, 2017

The iShares Edge MSCI Min Vol EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada, as represented by the MSCI EAFE Minimum Volatility (USD) Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was -4.70%, net of fees, while the total return for the Index was -4.63%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.63%	3.41%	4.69%	4.63%	3.41%	4.69%
5 Years	7.90%	7.74%	7.98%	46.26%	45.21%	46.79%
Since Inception	7.63%	7.59%	7.73%	47.55%	47.29%	48.19%

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$953.00	$0.98	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Financials	16.40%
Consumer Staples	16.27
Health Care	15.67
Industrials	13.82
Telecommunication Services	9.54
Utilities	8.14
Consumer Discretionary	7.29
Real Estate	5.91
Information Technology	3.11
Materials	3.02
Energy	0.83

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/17

Country	Percentage of Total Investments*

Japan	30.02%
United Kingdom	16.11
Switzerland	13.78
Hong Kong	8.35
France	4.87
Denmark	4.74
Australia	4.28
Germany	4.11
Singapore	3.90
Israel	2.14

TOTAL	92.30%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® EDGE MSCI MIN VOL EUROPE CURRENCY HEDGED ETF

Performance as of January 31, 2017

The iShares Edge MSCI Min Vol Europe Currency Hedged ETF (the “Fund”) seeks to track the investment results of an index composed of European developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader European developed equity markets while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI Europe Minimum Volatility (USD) 100% Hedged to USD Index (“the Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares Edge MSCI Min Vol Europe ETF. For the six-month reporting period ended January 31, 2017, the total return for the Fund was -2.16%, net of fees, while the total return for the Index was -1.71%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.44%	2.98%	2.41%	1.44%	2.98%	2.41%
Since Inception	0.88%	1.02%	0.97%	1.12%	1.29%	1.22%

The inception date of the Fund was 10/29/15. The first day of secondary market trading was 11/2/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$978.40	$0.15	$1,000.00	$1,025.10	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR1

As of 1/31/17

Sector	Percentage of Total Investments [2]

Consumer Staples	19.25%
Health Care	18.35
Financials	15.44
Industrials	10.48
Telecommunication Services	9.04
Utilities	8.50
Consumer Discretionary	8.44
Materials	3.42
Energy	3.21
Real Estate	2.15
Information Technology	1.72

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 1/31/17

Country	Percentage of Total Investments [2]

United Kingdom	27.63%
Switzerland	19.32
France	10.94
Germany	9.78
Denmark	7.95
Belgium	4.89
Finland	4.27
Sweden	4.24
Spain	3.41
Netherlands	2.08

TOTAL	94.51%

[1]	Table shown is for the iShares Edge MSCI Min Vol Europe ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EDGE MSCI MIN VOL EUROPE ETF

Performance as of January 31, 2017

The iShares Edge MSCI Min Vol Europe ETF (the “Fund”) seeks to track the investment results of an index composed of European developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader European developed equity markets, as represented by the MSCI Europe Minimum Volatility (USD) Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was -6.13%, net of fees, while the total return for the Index was -6.06%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.23)%	(3.29)%	(2.30)%	(2.23)%	(3.29)%	(2.30)%
Since Inception	(2.98)%	(3.01)%	(2.89)%	(7.74)%	(7.83)%	(7.50)%

The inception date of the Fund was 6/3/14. The first day of secondary market trading was 6/5/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$938.70	$1.22	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Consumer Staples	19.25%
Health Care	18.35
Financials	15.44
Industrials	10.48
Telecommunication Services	9.04
Utilities	8.50
Consumer Discretionary	8.44
Materials	3.42
Energy	3.21
Real Estate	2.15
Information Technology	1.72

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/17

Country	Percentage of Total Investments*

United Kingdom	27.63%
Switzerland	19.32
France	10.94
Germany	9.78
Denmark	7.95
Belgium	4.89
Finland	4.27
Sweden	4.24
Spain	3.41
Netherlands	2.08

TOTAL	94.51%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI EUROPE SMALL-CAP ETF

Performance as of January 31, 2017

The iShares MSCI Europe Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities in Europe, as represented by the MSCI Europe Small Cap Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 3.39%, net of fees, while the total return for the Index was 3.35%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.95%	10.56%	10.70%	10.95%	10.56%	10.70%
5 Years	9.13%	9.24%	8.98%	54.75%	55.55%	53.75%
Since Inception	1.86%	1.92%	2.19%	18.57%	19.19%	22.07%

The inception date of the Fund was 11/12/07. The first day of secondary market trading was 11/16/07.

Index performance through August 31, 2014 reflects the performance of the FTSE Developed Small Cap ex-North America Index. Index performance beginning on September 1, 2014 reflects the performance of the MSCI Europe Small Cap Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,033.90	$2.05	$1,000.00	$1,023.20	$2.04	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Industrials	23.46%
Consumer Discretionary	14.43
Financials	13.76
Information Technology	10.08
Real Estate	9.54
Materials	7.97
Health Care	7.73
Consumer Staples	5.16
Energy	3.85
Utilities	2.51
Telecommunication Services	1.51

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/17

Country	Percentage of Total Investments*

United Kingdom	31.86%
Germany	11.22
Sweden	9.36
Switzerland	8.61
France	7.55
Italy	6.97
Spain	4.51
Netherlands	3.76
Belgium	3.43
Norway	3.17

TOTAL	90.44%

*	Excludes money market funds.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2016 and held through January 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EUROPE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.69%

EXCHANGE-TRADED FUNDS — 100.69%
iShares MSCI Europe Small-Cap ETF[a]	27,623	$1,254,084

		1,254,084

TOTAL INVESTMENT COMPANIES
(Cost: $1,253,730)		1,254,084

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[b,c]	670	670

		670

TOTAL SHORT-TERM INVESTMENTS
(Cost: $670)		670

Value
TOTAL INVESTMENTS IN SECURITIES — 100.75%
(Cost: $1,254,400)[d]	$1,254,754
Other Assets, Less Liabilities — (0.75)%	(9,290)

NET ASSETS — 100.00%	$1,245,464

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $1,257,055. Net unrealized depreciation was $2,301, of which $354 represented gross unrealized appreciation on securities and $2,655 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Europe Small-Cap ETF	29,042	2,183	(3,602)	27,623	$1,254,084	$7,985	$(11,888)

Schedule 2 — Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of January 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CHF	104,000	USD	104,075	MS	02/03/2017	$1,028
DKK	234,000	USD	33,667	MS	02/03/2017	304
EUR	518,000	USD	554,250	MS	02/03/2017	4,949
GBP	318,000	USD	398,886	MS	02/03/2017	1,163
NOK	2,000	USD	231	BNP	02/03/2017	11
NOK	337,000	USD	40,443	MS	02/03/2017	416
SEK	1,000	USD	110	BNP	02/03/2017	4
SEK	1,048,000	USD	118,625	MS	02/03/2017	1,191
SEK	6,000	USD	686	MS	03/03/2017	1
USD	2,030	CHF	2,000	MS	03/03/2017	6
USD	873	DKK	6,000	MS	03/03/2017	1
USD	3,245	EUR	3,000	MS	03/03/2017	3
USD	365	NOK	3,000	MS	03/03/2017	1

						9,078

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EUROPE SMALL-CAP ETF

January 31, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	101,730	CHF	104,000	BNP	02/03/2017	$(3,373)
USD	32,968	DKK	234,000	BNP	02/03/2017	(1,003)
USD	543,264	EUR	518,000	BNP	02/03/2017	(15,935)
USD	389,697	GBP	318,000	BNP	02/03/2017	(10,352)
USD	39,104	NOK	339,000	BNP	02/03/2017	(1,997)
USD	114,958	SEK	1,049,000	BNP	02/03/2017	(4,973)
CHF	1,000	USD	1,013	MS	03/03/2017	(1)
DKK	2,000	USD	291	MS	03/03/2017	—
EUR	6,000	USD	6,486	MS	03/03/2017	(2)
GBP	3,000	USD	3,776	MS	03/03/2017	—
NOK	4,000	USD	485	MS	03/03/2017	—
SEK	21,000	USD	2,405	MS	03/03/2017	(1)
USD	104,221	CHF	104,000	MS	03/03/2017	(1,030)
USD	33,707	DKK	234,000	MS	03/03/2017	(301)
USD	554,854	EUR	518,000	MS	03/03/2017	(4,933)
USD	399,082	GBP	318,000	MS	03/03/2017	(1,168)
USD	40,451	NOK	337,000	MS	03/03/2017	(416)
USD	118,780	SEK	1,048,000	MS	03/03/2017	(1,182)

						(46,667)

			Net unrealized depreciation			$(37,589)

Counterparties:

BNP — BNP Paribas SA

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EUROPE SMALL-CAP ETF

January 31, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$1,254,084	$—	$—	$1,254,084
Money market funds	670	—	—	670

Total	$1,254,754	$—	$—	$1,254,754

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$9,078	$—	$9,078
Liabilities:
Forward currency contracts	—	(46,667)	—	(46,667)

Total	$—	$(37,589)	$—	$(37,589)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL EAFE CURRENCY HEDGED ETF

January 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.95%
EXCHANGE-TRADED FUNDS — 100.95%
iShares Edge MSCI Min Vol EAFE ETF[a]	254,372	$16,068,679

		16,068,679

TOTAL INVESTMENT COMPANIES
(Cost: $16,045,416)		16,068,679

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[b,c]	7,341	7,341

		7,341

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,341)		7,341

Value
TOTAL INVESTMENTS IN SECURITIES — 100.99%
(Cost: $16,052,757)[d]	$16,076,020
Other Assets, Less Liabilities — (0.99)%	(158,357)

NET ASSETS — 100.00%	$15,917,663

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $16,060,113. Net unrealized appreciation was $15,907, of which $23,263 represented gross unrealized appreciation on securities and $7,356 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares Edge MSCI Min Vol EAFE ETF	130,899	154,469	(30,996)	254,372	$16,068,679	$277,069	$(27,359)

Schedule 2 — Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of January 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	229,000	USD	165,823	BNP	02/03/2017	$7,846
AUD	949,000	USD	716,127	MS	02/03/2017	3,578
CHF	8,000	USD	7,958	BNP	02/03/2017	127
CHF	2,230,000	USD	2,231,601	MS	02/03/2017	22,052
DKK	19,000	USD	2,725	BNP	02/03/2017	34
DKK	5,131,000	USD	738,225	MS	02/03/2017	6,669
EUR	8,000	USD	8,530	BNP	02/03/2017	106
EUR	2,198,000	USD	2,351,818	MS	02/03/2017	21,001
GBP	409,000	USD	505,793	BNP	02/03/2017	8,737
GBP	2,114,000	USD	2,651,716	MS	02/03/2017	7,733
ILS	76,000	USD	19,774	BNP	02/03/2017	388
ILS	1,346,000	USD	355,302	MS	02/03/2017	1,777

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE CURRENCY HEDGED ETF

January 31, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
JPY	3,861,000	USD	33,509	BNP	02/03/2017	$687
JPY	548,055,000	USD	4,768,711	MS	02/03/2017	85,307
NOK	218,000	USD	26,162	MS	02/03/2017	269
NZD	1,000	USD	697	BNP	02/03/2017	37
NZD	125,000	USD	90,782	MS	02/03/2017	928
SEK	10,000	USD	1,116	BNP	02/03/2017	28
SEK	2,365,000	USD	267,700	MS	02/03/2017	2,687
SGD	27,000	USD	18,724	BNP	02/03/2017	434
SGD	873,000	USD	611,888	MS	02/03/2017	7,554
USD	1,366,209	HKD	10,595,000	BNP	02/03/2017	665
USD	385,081	JPY	43,357,000	BNP	02/03/2017	1,077
AUD	7,000	USD	5,305	MS	03/03/2017	—
ILS	26,000	USD	6,901	MS	03/03/2017	1
SEK	25,000	USD	2,860	MS	03/03/2017	2
USD	15,856	DKK	109,000	MS	03/03/2017	15
USD	1,284,669	HKD	9,964,000	MS	03/03/2017	40
USD	486	NOK	4,000	MS	03/03/2017	1
USD	22,010	SGD	31,000	MS	03/03/2017	8

						179,788

HKD	631,000	USD	81,417	BNP	02/03/2017	(90)
HKD	9,964,000	USD	1,284,250	MS	02/03/2017	(33)
USD	854,725	AUD	1,178,000	BNP	02/03/2017	(38,648)
USD	2,198,918	CHF	2,238,000	BNP	02/03/2017	(62,820)
USD	730,951	DKK	5,150,000	BNP	02/03/2017	(16,702)
USD	2,324,002	EUR	2,206,000	BNP	02/03/2017	(57,453)
USD	3,092,271	GBP	2,523,000	BNP	02/03/2017	(81,708)
USD	370,408	ILS	1,422,000	BNP	02/03/2017	(6,833)
USD	4,375,229	JPY	508,559,000	BNP	02/03/2017	(128,980)
USD	25,294	NOK	218,000	BNP	02/03/2017	(1,137)
USD	88,112	NZD	126,000	BNP	02/03/2017	(4,331)
USD	262,250	SEK	2,375,000	BNP	02/03/2017	(9,279)
USD	623,129	SGD	900,000	BNP	02/03/2017	(15,471)
AUD	17,000	USD	12,897	MS	03/03/2017	(13)
CHF	41,000	USD	41,568	MS	03/03/2017	(75)
DKK	16,000	USD	2,326	MS	03/03/2017	(1)
EUR	60,000	USD	64,896	MS	03/03/2017	(56)
GBP	60,000	USD	75,526	MS	03/03/2017	(7)
HKD	8,000	USD	1,031	MS	03/03/2017	—
ILS	12,000	USD	3,188	MS	03/03/2017	(2)
JPY	4,236,000	USD	37,658	MS	03/03/2017	(112)
NOK	2,000	USD	243	MS	03/03/2017	—
NZD	1,000	USD	733	MS	03/03/2017	—
SEK	27,000	USD	3,093	MS	03/03/2017	(2)
SGD	1,000	USD	710	MS	03/03/2017	—
USD	715,618	AUD	949,000	MS	03/03/2017	(3,603)
USD	2,234,744	CHF	2,230,000	MS	03/03/2017	(22,086)
USD	739,112	DKK	5,131,000	MS	03/03/2017	(6,609)
USD	2,354,381	EUR	2,198,000	MS	03/03/2017	(20,932)
USD	2,653,015	GBP	2,114,000	MS	03/03/2017	(7,766)
USD	66,778	HKD	518,000	MS	03/03/2017	(6)
USD	355,573	ILS	1,346,000	MS	03/03/2017	(1,743)
USD	4,772,670	JPY	548,055,000	MS	03/03/2017	(85,110)
USD	26,167	NOK	218,000	MS	03/03/2017	(269)
USD	93,630	NZD	129,000	MS	03/03/2017	(933)

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE CURRENCY HEDGED ETF

January 31, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	268,048	SEK	2,365,000	MS	03/03/2017	$(2,668)
USD	611,958	SGD	873,000	MS	03/03/2017	(7,640)

						(583,118)

			Net unrealized depreciation			$(403,330)

Counterparties:

BNP — BNP Paribas SA

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$16,068,679	$—	$—	$16,068,679
Money market funds	7,341	—	—	7,341

Total	$16,076,020	$—	$—	$16,076,020

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$179,788	$—	$179,788
Liabilities:
Forward currency contracts	—	(583,118)	—	(583,118)

Total	$—	$(403,330)	$—	$(403,330)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.62%

AUSTRALIA — 4.27%
AGL Energy Ltd.	1,833,432	$31,455,802
Commonwealth Bank of Australia	152,523	9,455,233
CSL Ltd.	110,368	9,409,151
Newcrest Mining Ltd.	572,286	9,353,726
Scentre Group	3,497,897	11,683,883
Sonic Healthcare Ltd.	1,477,755	23,356,656
Stockland	1,651,304	5,453,104
Telstra Corp. Ltd.	17,876,793	67,855,823
Transurban Group	2,425,311	18,779,980
Vicinity Centres	5,134,570	11,148,017
Wesfarmers Ltd.	1,379,739	42,169,477
Westfield Corp.	2,158,320	14,402,312

		254,523,164
BELGIUM — 2.01%
Ageas	159,645	6,828,673
Colruyt SAa	610,420	29,870,356
Groupe Bruxelles Lambert SA	193,284	16,457,817
KBC Group NV	59,763	3,876,445
Proximus SADP	1,341,465	38,511,852
UCB SA	351,885	24,231,581

		119,776,724
DENMARK — 4.72%
Chr Hansen Holding A/S	460,224	28,087,721
Coloplast A/S Class Ba	346,763	24,831,411
Danske Bank A/S	2,611,080	87,000,588
DONG Energy A/Sb,c	805,582	30,517,485
DSV A/S	624,534	30,347,317
ISS A/S	784,733	27,903,189
TDC A/Sb	2,620,410	13,803,055
Tryg A/S	932,353	17,815,749
William Demant Holding A/Sb	1,152,918	21,578,052

		281,884,567
FINLAND — 1.37%
Elisa OYJ	586,281	19,787,140
Neste OYJ	259,527	9,047,991
Orion OYJ Class B	328,620	15,313,624
Sampo OYJ Class A	816,834	37,870,090

		82,018,845
FRANCE — 4.85%
Aeroports de Paris	258,594	28,700,808
Air Liquide SA	135,620	14,656,456
Atos SE	68,160	7,254,825

Security	Shares	Value
Danone SA	334,218	$20,945,377
Dassault Systemes SE	328,810	25,471,132
Essilor International SA	80,813	9,467,074
Hermes International	25,880	11,255,932
Iliad SA	46,142	9,870,909
L’Oreal SA	186,083	33,855,174
Sanofi	335,510	27,009,011
SCOR SE	495,975	16,806,289
SEB SA	68,160	8,585,134
SES SA	549,224	10,689,772
Sodexo SA	220,705	24,412,107
Thales SA	326,754	30,644,024
Vivendi SA	545,305	9,982,932

		289,606,956
GERMANY — 4.09%
adidas AG	19,644	3,092,044
Beiersdorf AG	296,898	26,291,082
Fresenius Medical Care AG & Co. KGaA	456,492	37,142,891
Fresenius SE & Co. KGaA	173,244	13,654,307
Henkel AG & Co. KGaA	268,857	28,311,564
MAN SE	334,851	34,721,767
Merck KGaA	150,213	16,501,375
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	178,750	33,573,843
RTL Group SAb	380,390	29,010,448
SAP SE	207,279	18,957,667
Symrise AG	48,567	2,920,866

		244,177,854
HONG KONG — 8.32%
Cheung Kong Infrastructure Holdings Ltd.	6,164,000	49,689,497
CLP Holdings Ltd.	8,553,000	83,608,169
Hang Seng Bank Ltd.	4,017,000	82,262,213
HK Electric Investments & HK Electric Investments Ltd.[c]	25,216,500	21,058,841
HKT Trust & HKT Ltd.	24,947,349	34,916,354
Hong Kong & China Gas Co. Ltd.[a]	21,510,564	40,640,629
Link REIT	2,833,000	19,405,485
MTR Corp. Ltd.	12,473,748	63,660,026
PCCW Ltd.	28,041,000	17,057,295
Power Assets Holdings Ltd.	6,416,000	61,643,411

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

January 31, 2017

Security	Shares	Value
Yue Yuen Industrial Holdings Ltd.	6,047,500	$22,134,457

		496,076,377
IRELAND — 1.12%
Kerry Group PLC Class A	577,124	40,602,742
Paddy Power Betfair PLC	53,390	5,585,223
Ryanair Holdings PLC ADR[b]	245,093	20,504,480

		66,692,445
ISRAEL — 2.13%
Azrieli Group Ltd.	311,826	14,237,874
Bank Hapoalim BM	8,163,940	49,304,389
Bank Leumi le-Israel BMb	7,740,365	31,992,961
Bezeq The Israeli Telecommunication Corp. Ltd.	6,302,151	11,008,270
Mizrahi Tefahot Bank Ltd.	1,327,500	20,428,770

		126,972,264
ITALY — 0.49%
Snam SpA	7,614,583	28,966,367

		28,966,367
JAPAN — 29.90%
ABC-Mart Inc.	220,400	12,843,207
Ajinomoto Co. Inc.	751,500	14,876,462
ANA Holdings Inc.	10,593,000	31,569,634
Aozora Bank Ltd.	1,894,000	6,931,628
Asahi Group Holdings Ltd.	192,600	6,792,112
Astellas Pharma Inc.	3,084,000	41,462,438
Benesse Holdings Inc.	658,200	19,206,636
Bridgestone Corp.	283,700	10,440,765
Canon Inc.	2,168,900	64,445,663
Chugai Pharmaceutical Co. Ltd.	189,400	5,552,032
Daiichi Sankyo Co. Ltd.	1,124,700	25,221,454
Daito Trust Construction Co. Ltd.	47,000	6,592,316
Daiwa House REIT Investment Corp.	2,830	7,149,474
East Japan Railway Co.	378,800	34,422,598
Eisai Co. Ltd.	251,900	13,906,804
FamilyMart UNY Holdings Co. Ltd.	471,501	29,988,427
Hankyu Hanshin Holdings Inc.	95,100	3,235,470
Japan Airlines Co. Ltd.	1,131,600	36,207,179
Japan Prime Realty Investment Corp.	7,320	29,455,563
Japan Real Estate Investment Corp.	3,780	21,556,829
Japan Retail Fund Investment Corp.	15,767	33,837,950

Security	Shares	Value
Kajima Corp.	3,780,000	$26,425,583
Kao Corp.	472,300	23,423,059
KDDI Corp.	844,800	22,738,121
Keikyu Corp.	3,399,000	40,005,996
Keyence Corp.	10,000	3,896,958
Kirin Holdings Co. Ltd.	938,100	15,399,590
Kyowa Hakko Kirin Co. Ltd.	188,800	2,550,875
Lawson Inc.[a]	658,200	48,177,375
LINE Corp.[a,b]	283,700	9,135,354
McDonald’s Holdings Co. Japan Ltd.[a]	569,600	15,022,362
MEIJI Holdings Co. Ltd.	283,700	22,025,654
Miraca Holdings Inc.	307,600	14,099,187
Mitsubishi Tanabe Pharma Corp.	2,151,000	43,163,304
Mizuho Financial Group Inc.	17,256,900	32,237,407
Nagoya Railroad Co. Ltd.	3,900,000	19,261,825
NH Foods Ltd.	965,000	26,359,094
Nippon Building Fund Inc.	2,837	16,330,233
Nippon Prologis REIT Inc.	14,046	29,445,756
Nippon Telegraph & Telephone Corp.	1,871,100	82,755,558
Nissin Foods Holdings Co. Ltd.	566,600	29,997,211
Nitori Holdings Co. Ltd.	187,200	20,985,690
Nomura Real Estate Master Fund Inc.	29,907	46,730,103
Nomura Research Institute Ltd.	416,960	14,296,830
NTT Data Corp.	189,400	9,589,873
NTT DOCOMO Inc.	2,151,000	51,713,804
Obayashi Corp.	1,404,600	13,425,269
Oracle Corp. Japan	378,000	21,221,053
Oriental Land Co. Ltd./Japan	219,400	12,057,986
Osaka Gas Co. Ltd.	3,780,000	14,193,258
Otsuka Corp.	209,300	10,801,981
Otsuka Holdings Co. Ltd.	1,670,000	77,124,850
Park24 Co. Ltd.	471,500	13,046,613
Recruit Holdings Co. Ltd.	1,404,600	61,698,841
Sankyo Co. Ltd.	472,300	15,837,730
Santen Pharmaceutical Co. Ltd.	658,200	8,279,025
Secom Co. Ltd.	378,000	27,419,480
Seven & I Holdings Co. Ltd.	95,100	3,809,069
Shimamura Co. Ltd.	73,100	9,603,811
Shionogi & Co. Ltd.	283,700	13,671,530
Suntory Beverage & Food Ltd.	1,037,300	44,182,576
Taisei Corp.	1,557,000	11,092,285
Taisho Pharmaceutical Holdings Co. Ltd.	288,900	24,431,073

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

January 31, 2017

Security	Shares	Value
Takeda Pharmaceutical Co. Ltd.	1,124,700	$47,195,939
Terumo Corp.	472,300	17,494,923
Tobu Railway Co. Ltd.	2,481,000	12,628,141
Toho Gas Co. Ltd.	600,000	4,493,005
Tokyo Gas Co. Ltd.	951,000	4,222,161
TonenGeneral Sekiyu KK	951,000	11,226,995
Toray Industries Inc.	3,624,000	31,470,774
Toyo Suisan Kaisha Ltd.	815,900	29,207,879
Toyota Motor Corp.	192,200	11,240,904
Tsuruha Holdings Inc.	70,400	6,628,825
United Urban Investment Corp.	23,376	37,397,447
USS Co. Ltd.	188,800	3,322,343
West Japan Railway Co.	283,700	18,547,919
Yamada Denki Co. Ltd.	2,923,300	16,151,833
Yamaguchi Financial Group Inc.	951,000	10,416,016
Yamato Holdings Co. Ltd.	938,100	18,995,327

		1,783,998,304
NETHERLANDS — 0.23%
Koninklijke Ahold Delhaize NV	154,980	3,298,655
NN Group NV	287,397	10,165,610

		13,464,265
NEW ZEALAND — 0.58%
Auckland International Airport Ltd.	709,137	3,556,386
Contact Energy Ltd.	2,466,363	8,625,771
Mercury NZ Ltd.	1,532,716	3,450,028
Meridian Energy Ltd.	3,317,109	6,396,436
Ryman Healthcare Ltd.	1,248,135	7,970,807
Spark New Zealand Ltd.	1,695,815	4,364,235

		34,363,663
NORWAY — 0.16%
Gjensidige Forsikring ASA	560,150	9,660,634

		9,660,634
SINGAPORE — 3.88%
DBS Group Holdings Ltd.	4,086,900	55,031,582
Oversea-Chinese Banking Corp. Ltd.[a]	7,469,199	49,784,056
SATS Ltd.	855,700	3,207,053
Singapore Airlines Ltd.[a]	5,416,500	38,063,139
Singapore Press Holdings Ltd.[a]	3,554,100	8,703,610
Singapore Telecommunications Ltd.	16,990,800	46,674,046
StarHub Ltd.[a]	3,737,100	7,878,469
United Overseas Bank Ltd.	1,497,900	22,243,092

		231,585,047

Security	Shares	Value
SPAIN — 0.05%
Endesa SA	137,264	$2,825,159

		2,825,159
SWEDEN — 1.67%
Hennes & Mauritz AB Class B	293,921	8,405,813
ICA Gruppen ABa	304,129	9,939,789
L E Lundbergforetagen AB Class B	281,963	18,159,738
Skandinaviska Enskilda Banken AB Class A	410,775	4,616,849
Svenska Handelsbanken AB Class A	786,978	11,757,496
Swedbank AB Class A	393,981	9,964,903
Swedish Match AB	336,084	10,941,876
Telia Co. AB	6,373,110	25,859,592

		99,646,056
SWITZERLAND — 13.73%
Baloise Holding AG Registered	216,907	27,921,335
Barry Callebaut AG Registered	9,727	12,028,117
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	4,723	26,233,570
Chocoladefabriken Lindt & Sprungli AG Registered	396	25,750,436
Givaudan SA Registered	14,518	26,178,311
Kuehne + Nagel International AG Registered	430,097	58,764,520
Nestle SA Registered	1,240,671	90,918,826
Novartis AG Registered	1,191,378	87,487,671
Partners Group Holding AG	49,500	25,023,439
Roche Holding AG	369,378	87,234,010
Schindler Holding AG Registered	26,798	5,052,126
Sonova Holding AG Registered	408,000	53,925,806
Swiss Life Holding AG Registered	100,866	30,578,776
Swiss Prime Site AG Registered	557,621	46,515,516
Swiss Re AG	927,912	86,621,422
Swisscom AG Registered	151,248	66,686,479
Syngenta AG Registered	46,701	19,880,823
Zurich Insurance Group AG	146,583	42,120,698

		818,921,881
UNITED KINGDOM — 16.05%
Admiral Group PLC	385,229	8,607,505
AstraZeneca PLC	899,922	47,484,149
British American Tobacco PLC	606,807	37,403,971
BT Group PLC	3,883,422	14,845,307

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

January 31, 2017

Security	Shares	Value
Compass Group PLC	3,991,719	$70,910,415
Diageo PLC	1,695,297	46,997,442
Direct Line Insurance Group PLC	5,896,526	26,335,401
Fresnillo PLC	223,301	4,081,987
GlaxoSmithKline PLC	3,216,909	61,841,142
HSBC Holdings PLC	8,505,118	72,376,789
Imperial Brands PLC	749,658	34,646,438
Kingfisher PLC	8,669,565	36,669,956
Merlin Entertainments PLC[c]	1,524,675	9,151,706
National Grid PLC	5,809,272	67,802,333
Randgold Resources Ltd.	501,600	42,628,323
Reckitt Benckiser Group PLC	916,716	78,471,957
RELX PLC	2,822,539	50,531,271
Royal Mail PLC	7,517,925	38,930,387
Severn Trent PLC	104,598	2,987,202
Smith & Nephew PLC	1,938,623	28,853,166
SSE PLC	2,513,064	47,077,524
Tate & Lyle PLC	2,466,662	20,807,686
TUI AG	1,916,520	28,017,853
Unilever PLC	1,147,320	46,587,154
United Utilities Group PLC	253,929	2,929,524
Vodafone Group PLC	12,385,032	30,282,871

		957,259,459

TOTAL COMMON STOCKS
(Cost: $5,983,273,541)		5,942,420,031

SHORT-TERM INVESTMENTS — 1.90%

MONEY MARKET FUNDS — 1.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	110,954,348	110,987,635

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	2,507,404	$2,507,404

		113,495,039

TOTAL SHORT-TERM INVESTMENTS
(Cost: $113,483,479)		113,495,039

TOTAL INVESTMENTS IN SECURITIES — 101.52%
(Cost: $6,096,757,020)[g]		6,055,915,070
Other Assets, Less Liabilities — (1.52)%		(90,464,950)

NET ASSETS — 100.00%		$5,965,450,120

ADR  —  American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $6,220,622,108. Net unrealized depreciation was $164,707,038, of which $262,760,022 represented gross unrealized appreciation on securities and $427,467,060 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$5,942,420,031	$—	$—	$5,942,420,031
Money market funds	113,495,039	—	—	113,495,039

Total	$6,055,915,070	$—	$—	$6,055,915,070

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL EUROPE CURRENCY HEDGED ETF

January 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.73%

EXCHANGE-TRADED FUNDS — 100.73%
iShares Edge MSCI Min Vol Europe ETF[a]	156,011	$3,365,766

		3,365,766

TOTAL INVESTMENT COMPANIES
(Cost: $3,672,970)		3,365,766

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[b,c]	1,754	1,754

		1,754

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,754)		1,754

Value
TOTAL INVESTMENTS IN SECURITIES — 100.78%
(Cost: $3,674,724)[d]	$3,367,520
Other Assets, Less Liabilities — (0.78)%	(25,956)

NET ASSETS — 100.00%	$3,341,564

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $3,687,878. Net unrealized depreciation was $320,358, of which $ — represented gross unrealized appreciation on securities and $320,358 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares Edge MSCI Min Vol Europe ETF	161,311	13,088	(18,388)	156,011	$3,365,766	$44,255	$(62,573)

Schedule 2 — Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of January 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CHF	24,000	USD	23,669	BNP	02/03/2017	$586
CHF	651,000	USD	651,467	MS	02/03/2017	6,438
DKK	1,819,000	USD	261,710	MS	02/03/2017	2,364
EUR	1,274,000	USD	1,363,156	MS	02/03/2017	12,173
GBP	112,000	USD	138,519	BNP	02/03/2017	2,379
GBP	768,000	USD	963,348	MS	02/03/2017	2,810
NOK	473,000	USD	56,764	MS	02/03/2017	583
SEK	1,279,000	USD	144,773	MS	02/03/2017	1,453
SEK	4,000	USD	458	MS	03/03/2017	—
USD	2,328	DKK	16,000	MS	03/03/2017	2
USD	1,259	GBP	1,000	MS	03/03/2017	—

						28,788

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EUROPE CURRENCY HEDGED ETF

January 31, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	660,076	CHF	675,000	BNP	02/03/2017	$(22,084)
USD	257,039	DKK	1,819,000	BNP	02/03/2017	(7,035)
USD	1,336,526	EUR	1,274,000	BNP	02/03/2017	(38,802)
USD	1,077,984	GBP	880,000	BNP	02/03/2017	(29,071)
USD	54,552	NOK	473,000	BNP	02/03/2017	(2,795)
USD	140,283	SEK	1,279,000	BNP	02/03/2017	(5,943)
CHF	12,000	USD	12,171	MS	03/03/2017	(26)
DKK	2,000	USD	291	MS	03/03/2017	—
EUR	46,000	USD	49,759	MS	03/03/2017	(49)
GBP	28,000	USD	35,245	MS	03/03/2017	(3)
NOK	11,000	USD	1,336	MS	03/03/2017	(2)
SEK	51,000	USD	5,842	MS	03/03/2017	(4)
USD	652,385	CHF	651,000	MS	03/03/2017	(6,448)
USD	262,024	DKK	1,819,000	MS	03/03/2017	(2,343)
USD	1,364,641	EUR	1,274,000	MS	03/03/2017	(12,133)
USD	963,820	GBP	768,000	MS	03/03/2017	(2,821)
USD	56,775	NOK	473,000	MS	03/03/2017	(584)
USD	144,961	SEK	1,279,000	MS	03/03/2017	(1,443)

						(131,586)

					Net unrealized depreciation	$(102,798)

Counterparties:

BNP — BNP Paribas SA

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$3,365,766	$—	$—	$3,365,766
Money market funds	1,754	—	—	1,754

Total	$3,367,520	$—	$—	$3,367,520

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$28,788	$—	$28,788
Liabilities:
Forward currency contracts	—	(131,586)	—	(131,586)

Total	$—	$(102,798)	$—	$(102,798)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL EUROPE ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.44%

AUSTRIA — 0.15%
OMV AG	1,285	$44,945

		44,945
BELGIUM — 4.87%
Ageas	610	26,092
Anheuser-Busch InBev SA/NV	1,462	151,916
Colruyt SA	5,126	250,836
Groupe Bruxelles Lambert SA	4,348	370,225
KBC Group NV	231	14,984
Proximus SADP	11,593	332,821
UCB SA	3,961	272,763

		1,419,637
DENMARK — 7.92%
Chr Hansen Holding A/S	1,181	72,077
Coloplast A/S Class B	6,068	434,524
Danske Bank A/S	12,910	430,158
DONG Energy A/Sa,b	6,444	244,115
DSV A/S	6,102	296,508
Genmab A/Sa	77	14,859
ISS A/S	5,805	206,412
Novo Nordisk A/S Class B	3,219	115,723
Pandora A/S	286	37,465
TDC A/Sa	23,090	121,627
Tryg A/S	8,614	164,600
William Demant Holding A/Sa	9,138	171,027

		2,309,095
FINLAND — 4.26%
Elisa OYJ	9,085	306,621
Neste OYJ	6,101	212,702
Nokia OYJ	8,732	39,162
Orion OYJ Class B	5,367	250,101
Sampo OYJ Class A	9,306	431,445

		1,240,031
FRANCE — 10.90%
Aeroports de Paris	1,928	213,985
Air Liquide SA	1,600	172,912
Atos SE	204	21,713
Danone SA	6,668	417,882
Dassault Systemes SE	1,154	89,394
Engie SA	1,418	16,956
Essilor International SA	1,946	227,970
Gecina SA	932	120,160
Hermes International	611	265,741

Security	Shares	Value
Iliad SA	657	$140,549
L’Oreal SA	2,458	447,198
Pernod Ricard SA	468	54,800
Sanofi	3,943	317,417
SES SA	3,883	75,576
Societe BIC SA	124	16,222
Sodexo SA	833	92,138
Thales SA	2,012	188,692
Total SA	813	40,996
Vinci SA	648	45,449
Vivendi SA	11,551	211,465

		3,177,215
GERMANY — 9.52%
adidas AG	396	62,332
Allianz SE Registered	283	47,956
Bayer AG Registered	724	80,042
Beiersdorf AG	1,925	170,464
Deutsche Telekom AG Registered	3,662	63,954
Fresenius Medical Care AG & Co. KGaA	4,097	333,356
Fresenius SE & Co. KGaA	3,773	297,371
Henkel AG & Co. KGaA	1,833	193,021
MAN SE	2,678	277,690
Merck KGaA	2,723	299,130
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,100	394,434
RTL Group SAa	2,959	225,668
SAP SE	3,612	330,352

		2,775,770
IRELAND — 2.01%
Kerry Group PLC Class A	5,159	362,954
Paddy Power Betfair PLC	356	37,242
Ryanair Holdings PLC ADR[a]	2,207	184,638

		584,834
ITALY — 1.48%
Snam SpA	103,085	392,142
Terna Rete Elettrica Nazionale SpA	9,139	40,079

		432,221
NETHERLANDS — 2.07%
Koninklijke Ahold Delhaize NV	6,772	144,138
Koninklijke KPN NV	9,452	27,212
NN Group NV	1,310	46,336
RELX NV	4,866	82,167

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EUROPE ETF

January 31, 2017

Security	Shares	Value
Unilever NV CVA	7,517	$303,783

		603,636
NORWAY — 1.66%
Gjensidige Forsikring ASA	7,841	135,230
Marine Harvest ASA	5,429	96,205
Telenor ASA	15,904	252,446

		483,881
PORTUGAL — 0.17%
EDP – Energias de Portugal SA	16,691	48,486

		48,486
SPAIN — 3.40%
Aena SAb	318	46,171
Endesa SA	21,813	448,954
Iberdrola SA	63,243	398,735
Iberdrola SA New[a]	1,527	9,628
Industria de Diseno Textil SA	1,639	54,085
Red Electrica Corp. SA	1,859	33,209

		990,782
SWEDEN — 4.23%
Hennes & Mauritz AB Class B	13,101	374,674
ICA Gruppen AB	3,531	115,403
Investor AB Class B	730	29,136
L E Lundbergforetagen AB Class B	1,132	72,906
Skandinaviska Enskilda Banken AB Class A	5,124	57,591
Svenska Cellulosa AB SCA Class B	736	22,143
Svenska Handelsbanken AB Class A	8,074	120,626
Swedbank AB Class A	2,106	53,267
Swedish Match AB	864	28,129
Tele2 AB Class B	2,949	26,027
Telia Co. AB	81,910	332,359

		1,232,261
SWITZERLAND — 19.26%
Actelion Ltd. Registered	166	43,242
Baloise Holding AG Registered	1,533	197,335
Barry Callebaut AG Registered	34	42,043
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	35	194,405
Chocoladefabriken Lindt & Sprungli AG Registered	2	130,053
Givaudan SA Registered	154	277,687
Kuehne + Nagel International AG Registered	3,232	441,591
Lonza Group AG Registered	297	54,457

Security	Shares	Value
Nestle SA Registered	6,112	$447,900
Novartis AG Registered	5,843	429,075
Partners Group Holding AG	39	19,715
Roche Holding AG	1,805	426,277
Schindler Holding AG Participation Certificates	110	20,961
Schindler Holding AG Registered	671	126,501
SGS SA Registered	138	292,617
Sonova Holding AG Registered	3,309	437,354
Swiss Life Holding AG Registered	432	130,966
Swiss Prime Site AG Registered	4,874	406,578
Swiss Re AG	4,506	420,639
Swisscom AG Registered	962	424,154
Syngenta AG Registered	471	200,507
Zurich Insurance Group AG	1,567	450,278

		5,614,335
UNITED KINGDOM — 27.54%
Admiral Group PLC	7,154	159,848
AstraZeneca PLC	7,766	409,771
BAE Systems PLC	14,030	102,730
BP PLC	23,422	139,336
British American Tobacco PLC	6,615	407,753
BT Group PLC	65,664	251,016
Bunzl PLC	1,138	29,909
Carnival PLC	965	51,452
Centrica PLC	18,597	52,479
Compass Group PLC	24,279	431,301
Diageo PLC	15,572	431,691
Direct Line Insurance Group PLC	43,362	193,666
easyJet PLC	2,112	25,243
GlaxoSmithKline PLC	22,024	423,385
Hammerson PLC	3,037	20,881
HSBC Holdings PLC	52,833	449,598
Imperial Brands PLC	5,051	233,439
Kingfisher PLC	62,586	264,722
Land Securities Group PLC	6,091	76,171
Lloyds Banking Group PLC	82,458	67,359
Marks & Spencer Group PLC	3,377	14,254
Mediclinic International PLC	1,432	14,143
Merlin Entertainments PLC[b]	2,565	15,396
National Grid PLC	36,504	426,053
Next PLC	544	26,213
Randgold Resources Ltd.	3,173	269,656
Reckitt Benckiser Group PLC	4,717	403,781
RELX PLC	13,875	248,401

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EUROPE ETF

January 31, 2017

Security	Shares	Value
Royal Dutch Shell PLC Class A	3,832	$103,532
Royal Mail PLC	38,572	199,739
Severn Trent PLC	5,352	152,847
Shire PLC	512	28,210
Smith & Nephew PLC	16,882	251,260
SSE PLC	20,304	380,357
Tate & Lyle PLC	5,784	48,791
TUI AG	13,108	191,628
Unilever PLC	10,513	426,882
United Utilities Group PLC	18,941	218,518
Vodafone Group PLC	141,862	346,869
Worldpay Group PLC[b]	5,455	19,621
WPP PLC	874	20,276

		8,028,177

TOTAL COMMON STOCKS
(Cost: $31,212,673)		28,985,306

PREFERRED STOCKS — 0.23%

GERMANY — 0.23%
Henkel AG & Co. KGaA	548	66,744

		66,744

TOTAL PREFERRED STOCKS
(Cost: $65,478)		66,744

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	3,290	$3,290

		3,290

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,290)		3,290

TOTAL INVESTMENTS IN SECURITIES — 99.68%
(Cost: $31,281,441)[e]		29,055,340
Other Assets, Less Liabilities — 0.32%		92,741

NET ASSETS — 100.00%		$29,148,081

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $31,460,976. Net unrealized depreciation was $2,405,636, of which $710,318 represented gross unrealized appreciation on securities and $3,115,954 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$28,975,678	$9,628	$—	$28,985,306
Preferred stocks	66,744	—	—	66,744
Money market funds	3,290	—	—	3,290

Total	$29,045,712	$9,628	$—	$29,055,340

See notes to financial statements.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.02%

AUSTRALIA — 0.00%
AED Oil Ltd.[a]	11,395	$—

		—
AUSTRIA — 1.49%
Austria Technologie & Systemtechnik AGb	1,908	19,527
BUWOG AG	6,495	154,983
CA Immobilien Anlagen AG	5,364	105,706
Conwert Immobilien Invest SEb	2,204	38,634
DO & CO AGb	482	30,212
EVN AG	2,453	30,062
IMMOFINANZ AG	56,268	103,253
Kapsch TrafficCom AG	397	16,346
Lenzing AG	594	84,960
Oesterreichische Post AG	2,412	87,297
Porr AG	658	28,576
RHI AG	1,872	46,116
S IMMO AG	3,680	42,673
Schoeller-Bleckmann Oilfield Equipment AG	822	61,997
Semperit AG Holding[b]	797	25,056
UNIQA Insurance Group AG	8,898	73,274
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,782	67,691
Wienerberger AG	8,449	163,077
Zumtobel Group AG	2,088	35,066

		1,214,506
BELGIUM — 3.41%
Ablynx NVa,b	4,253	54,626
Ackermans & van Haaren NV	1,703	232,079
Aedifica SA	1,008	76,668
AGFA-Gevaert NVa	12,755	50,354
Barco NV	736	63,974
Befimmo SA	1,487	81,587
Bekaert SA	2,610	113,107
bpost SA	7,073	170,992
Cie. d’Entreprises CFE	547	60,267
Cofinimmo SA	1,426	160,041
D’ieteren SA/NV	1,803	81,457
Econocom Group SA/NV	4,572	69,025
Elia System Operator SA/NV	2,188	109,172
Euronav NV	9,257	72,029
EVS Broadcast Equipment SA	1,000	34,636

Security	Shares	Value
Exmar NVb	2,628	$20,960
Fagron[a,b]	3,456	33,614
Galapagos NVa	2,821	182,767
Gimv NV	1,440	80,378
Greenyard NV	1,224	19,888
Intervest Offices & Warehouses NV	1,080	27,078
Ion Beam Applications	1,512	64,258
KBC Ancora[a]	2,537	111,822
Kinepolis Group NV	1,116	53,549
Melexis NV	1,459	109,615
Nyrstar NVa,b	5,185	43,841
Ontex Group NV	5,421	164,154
Orange Belgium SAa	2,217	50,051
Sofina SA	1,232	167,227
Tessenderlo Chemie NVa	2,211	82,149
Van de Velde NV	458	32,059
Warehouses De Pauw CVA	1,169	106,120

		2,779,544
CHINA — 0.00%
Boshiwa International Holding Ltd.[a,b]	20,000	195

		195
DENMARK — 2.75%
ALK-Abello A/S	437	64,453
Alm Brand A/S	5,186	40,693
Ambu A/S Class Bb	1,958	83,791
Bang & Olufsen A/Sa	2,714	39,635
Bavarian Nordic A/Sa,b	2,236	87,727
D/S Norden A/Sa,b	1,908	33,963
Dfds A/S	2,169	106,089
FLSmidth & Co. A/S	2,783	129,327
GN Store Nord A/S	10,601	236,766
Jyske Bank A/S Registered	5,097	262,190
Matas A/S	2,952	43,110
NKT Holding A/S	1,944	150,140
NNIT A/Sb,c	972	25,635
Per Aarsleff Holding A/S	1,456	37,660
Rockwool International A/S Class B	540	96,359
Royal Unibrew A/S	3,049	115,770
Scandinavian Tobacco Group A/Sc	2,880	49,508
Schouw & Co. AB	828	62,505
SimCorp A/S	3,024	154,939
Solar A/S Class B	432	23,321
Spar Nord Bank A/S	6,984	81,442
Sydbank A/S	5,148	170,558
Topdanmark A/Sa	3,830	100,845

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
TORM PLC	1,740	$16,308
Zealand Pharma A/Sa,b	1,476	24,987

		2,237,721
FINLAND — 2.91%
Amer Sports OYJ	8,549	227,000
Cargotec OYJ Class B	2,629	126,204
Caverion Corp.	6,926	55,613
Citycon OYJ	29,459	73,287
Cramo OYJ	2,808	69,948
F-Secure OYJ	6,804	23,824
Huhtamaki OYJ	6,618	243,171
Kemira OYJ	7,488	93,951
Kesko OYJ Class B	4,729	239,433
Konecranes OYJ[b]	3,688	144,877
Metsa Board OYJ[b]	14,148	96,784
Oriola-KD OYJ Class B	8,814	41,816
Outokumpu OYJ[a]	21,003	187,826
Outotec OYJ[a,b]	11,304	64,319
PKC Group OYJ	1,692	42,806
Ponsse OYJ	972	25,001
Ramirent OYJ	4,860	36,240
Sanoma OYJ	5,472	49,792
Sponda OYJ	16,382	74,569
Stockmann OYJ Abp Class Ba,b	2,664	20,412
Technopolis OYJ	10,728	35,709
Tieto OYJ	4,114	114,084
Uponor OYJ	4,036	73,059
Valmet OYJ	8,814	139,355
YIT OYJ	8,604	68,343

		2,367,423
FRANCE — 7.52%
AB Science SAa,b	1,296	18,768
ABC Arbitrage	3,075	22,631
Adocia[a,b]	324	8,088
Air France-KLM[a,b]	10,519	55,669
Albioma SA	2,026	34,594
Altamir Amboise SCA	2,423	34,669
Alten SA	2,067	154,133
Altran Technologies SA	9,726	144,052
APERAM SA	3,348	158,060
Assystem	725	23,019
Axway Software SA	612	19,114
Beneteau SA	2,772	34,151
Boiron SA	491	45,368
Bonduelle SCA	1,044	26,954

Security	Shares	Value
Bourbon Corp.[b]	2,024	$24,367
Cellectis SAa,b	1,806	31,872
CGG SAa,b	1,533	15,407
Cie. Plastic Omnium SA	4,402	149,377
Coface SAa	6,915	44,689
DBV Technologies SAa	1,227	83,645
Derichebourg SA	5,611	25,832
Elior Group[c]	7,430	166,213
Elis SA	6,300	112,918
Eramet[a]	396	22,767
Etablissements Maurel et Prom[a]	9,180	42,064
Euler Hermes Group	944	85,277
Euronext NVc	4,320	191,297
Europcar Groupe SAa,c	5,719	60,569
Faiveley Transport SA	544	58,896
Faurecia	4,932	214,133
FFP	504	43,955
Gaztransport Et Technigaz SAb	1,657	68,397
Genfit[a]	2,031	44,820
Groupe Crit	233	18,560
Groupe Fnac SAa	1,235	80,080
Guerbet	432	37,382
Haulotte Group SA	1,044	16,980
Havas SA	10,854	97,663
ID Logistics Group[a]	168	25,870
Innate Pharma SAa,b	3,209	45,188
Interparfums SA	812	24,659
Ipsen SA	2,676	207,353
IPSOS	2,516	83,379
Korian SA	3,214	92,044
LISI	1,226	44,399
Maisons du Monde SAa,c	1,712	48,335
Marie Brizard Wine & Spirits SAa,b	1,634	29,525
Mercialys SA	3,780	74,062
Mersen SA	1,094	26,838
Metropole Television SA	4,190	82,389
MGI Coutier	756	21,275
Naturex[a]	468	43,648
Neopost SA	2,486	82,184
Nexans SAa	1,877	108,949
Nexity SA	3,024	148,565
Oeneo SA	2,226	19,847
Orpea	3,096	252,277
Pierre & Vacances SAa,b	419	19,023
Rallye SA	1,588	35,267

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Rubis SCA	2,934	$247,130
Sartorius Stedim Biotech	2,016	122,007
SOITEC[a]	24,696	46,973
Sopra Steria Group	1,044	121,118
SPIE SA	5,616	127,454
SRP Groupe SAa,c	1,008	23,977
Ste Industrielle d’Aviation Latecoere SAa	5,328	24,932
Synergie SA	612	25,292
Tarkett SA	1,369	53,217
Technicolor SA Registered	25,534	109,551
Teleperformance	4,153	444,820
Television Francaise 1[b]	8,460	93,164
Trigano SA	648	58,124
Ubisoft Entertainment SAa	6,505	213,851
Vallourec SAa	22,521	159,952
Vicat SA	1,332	80,986
Virbac SAa	304	56,064
Worldline SA/France[a,c]	2,952	79,676

		6,119,794
GERMANY — 10.64%
Aareal Bank AG	4,304	166,285
ADLER Real Estate AGa,b	1,728	25,295
ADO Properties SAc	2,124	75,966
ADVA Optical Networking SEa	3,204	26,779
AIXTRON SEa	7,242	26,719
Alstria office REIT AGb	10,514	131,407
Amadeus Fire AG	416	32,819
AURELIUS Equity Opportunities SE & Co KGaA	1,708	107,705
Aurubis AG	2,413	142,069
BayWa AGb	1,009	34,256
Bechtle AG	1,080	109,503
Bertrandt AG	405	40,359
Bijou Brigitte AG	339	20,505
Bilfinger SEa,b	2,514	104,233
Borussia Dortmund GmbH & Co. KGaA	5,054	29,079
BRAAS Monier Building Group SA	1,809	49,266
CANCOM SEb	1,224	57,389
Capital Stage AG	6,033	39,576
Carl Zeiss Meditec AG Bearer	2,376	88,728
Cewe Stiftung & Co. KGAA	408	33,175
comdirect bank AG	2,235	23,514
CompuGroup Medical SE	1,764	69,391

Security	Shares	Value
CTS Eventim AG & Co. KGaA	3,492	$121,158
Deutsche Beteiligungs AG	968	34,820
Deutsche Euroshop AG	3,286	136,561
Deutsche Pfandbriefbank AGc	7,840	79,736
DEUTZ AG	6,660	44,171
Dialog Semiconductor PLC[a,b]	5,619	260,812
DIC Asset AG	3,456	34,174
Diebold Nixdorf AG	612	43,605
DMG Mori AG	2,880	139,032
Draegerwerk AG & Co. KGaA	252	17,781
Drillisch AGb	3,146	145,583
Duerr AG	1,872	161,906
ElringKlinger AGb	2,063	36,552
Evotec AGa,b	8,376	63,726
Freenet AG	9,145	274,352
Gerresheimer AG	2,247	182,659
Gerry Weber International AG	1,908	22,187
Gesco AG	864	21,350
GFT Technologies SEb	1,224	25,563
Grammer AG	828	46,638
Grand City Properties SA	8,285	151,002
GRENKE AG	648	108,300
Hamborner REIT AG	5,780	55,912
Hamburger Hafen und Logistik AG	1,813	36,923
Heidelberger Druckmaschinen AGa,b	17,893	46,853
Hornbach Baumarkt AG	648	20,021
Hypoport AGa,b	236	21,630
Indus Holding AG	1,350	76,989
Isra Vision AG	252	30,502
Jenoptik AG	3,719	71,118
KION Group AG	4,705	286,268
Kloeckner & Co. SEa	5,436	70,849
Koenig & Bauer AGa	972	51,629
Krones AGb	1,019	104,056
KWS Saat SE	140	43,937
LEG Immobilien AG	4,557	357,832
LEONI AG	2,354	94,305
MLP AG	5,400	27,895
MorphoSys AGa,b	1,889	97,887
MTU Aero Engines AG	3,736	446,547
Nemetschek SE	1,116	57,023
Nordex SEa,b	4,562	95,990
NORMA Group SE	2,340	104,201
PATRIZIA Immobilien AGa	3,060	49,191
Pfeiffer Vacuum Technology AG	504	54,685

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Rational AG	241	$109,388
Rheinmetall AG	2,825	216,273
RHOEN-KLINIKUM AG	2,456	67,191
RIB Software AGb	2,664	34,058
S&T AG	2,592	23,810
SAF-Holland SA	3,348	50,817
Salzgitter AG	2,810	107,593
Senvion SAa	1,440	18,892
SGL Carbon SEa	3,596	31,264
Siltronic AGa	876	46,880
Sixt Leasing SE	1,063	21,023
Sixt SE	900	46,745
SLM Solutions Group AGa,b	936	35,910
SMA Solar Technology AGb	900	23,105
Software AG	3,725	134,194
STADA Arzneimittel AG	4,500	230,975
STRATEC Biomedical AG	382	20,105
Stroeer SE & Co. KGaA[b]	2,016	99,130
Suedzucker AG	5,184	136,865
TAG Immobilien AG	9,515	128,433
Takkt AG	2,413	53,928
TLG Immobilien AG	4,968	94,386
Uniper SEa	14,677	208,499
Vossloh AGa,b	777	50,072
VTG AG	720	23,927
Wacker Chemie AGb	1,132	136,526
Wacker Neuson SE	2,030	33,313
WCM Beteiligungs & Grundbesitz-AGa	8,784	26,172
Wirecard AGb	8,463	409,831
Wuestenrot & Wuerttembergische AG	1,764	35,744
XING AG	207	40,491
Zeal Network SE	555	17,436
zooplus AGa	419	59,613

		8,660,518
HONG KONG — 0.00%
China Hongxing Sports Ltd.[a]	198,000	1
Peace Mark Holdings Ltd.[a]	30,000	—
Real Gold Mining Ltd.[a]	27,000	19

		20
IRELAND — 1.81%
C&C Group PLC	23,544	100,580
Dalata Hotel Group PLC[a]	12,852	59,585
Glanbia PLC	13,968	236,240
Green REIT PLC	45,432	63,828

Security	Shares	Value
Hibernia REIT PLC	53,139	$69,889
Irish Continental Group PLC	11,772	60,048
Irish Residential Properties REIT PLC	24,876	31,185
Kingspan Group PLC	10,781	314,112
Origin Enterprises PLC	9,252	63,511
Permanent TSB Group Holdings PLC[a]	10,224	30,031
Smurfit Kappa Group PLC	16,850	444,319

		1,473,328
ISRAEL — 0.00%
Africa Israel Investments Ltd.[a]	1	—

		—
ITALY — 6.90%
A2A SpA	114,016	152,050
ACEA SpA	3,906	47,826
Amplifon SpA	6,886	69,654
Anima Holding SpA[c]	16,454	97,978
Ansaldo STS SpA	8,194	103,607
Ascopiave SpA	6,237	18,361
Astaldi SpA[b]	3,331	21,671
ASTM SpA	2,707	30,747
Autogrill SpA	9,612	84,452
Azimut Holding SpA	8,324	149,329
Banca Carige SpA[a,b]	52,705	21,257
Banca Generali SpA	4,231	107,864
Banca IFIS SpA	1,620	43,943
Banca Mediolanum SpA	18,793	143,792
Banca Monte dei Paschi di Siena SpA[a]	1,764	27,554
Banca Popolare di Sondrio SCPA	33,490	118,640
Banco BPM SpA	109,924	312,431
Beni Stabili SpA SIIQ	76,972	43,339
Biesse SpA	1,152	23,704
BPER Banca	34,813	197,141
Brembo SpA	2,185	140,027
Brunello Cucinelli SpA	2,107	47,636
Buzzi Unicem SpA	4,919	121,204
Cairo Communication SpA[b]	5,256	20,335
Cementir Holding SpA	3,927	16,780
Cerved Information Solutions SpA	14,283	116,616
CIR-Compagnie Industriali Riunite SpA	29,052	33,594
Credito Emiliano SpA	6,336	41,084
Credito Valtellinese SC	81,407	42,669
Danieli & C Officine Meccaniche SpA	939	20,164

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Danieli & C Officine Meccaniche SpA RSP	2,847	$45,536
Datalogic SpA	1,548	31,735
Davide Campari-Milano SpA	21,168	212,292
De’ Longhi SpA	4,394	109,550
DiaSorin SpA	1,644	98,161
Ei Towers SpA[a]	1,246	69,011
Enav SpA[a,c]	19,620	68,699
ERG SpA	3,931	43,629
Esprinet SpA	2,340	17,323
Fincantieri SpA[a,b]	35,278	20,969
FinecoBank Banca Fineco SpA	28,808	170,919
Geox SpA[b]	6,639	14,328
Hera SpA	49,572	115,609
Immobiliare Grande Distribuzione SIIQ SpA	33,912	25,508
Industria Macchine Automatiche SpA	1,152	76,379
Infrastrutture Wireless Italiane SpA[c]	17,681	84,036
Interpump Group SpA	5,199	97,707
Iren SpA	39,889	64,835
Italgas SpA[a]	32,333	122,997
Italmobiliare SpA	635	31,519
Maire Tecnimont SpA	8,712	24,479
MARR SpA	2,495	48,480
Mediaset SpA[b]	55,324	236,524
Moncler SpA	10,003	192,422
OVS SpA[c]	10,003	55,835
Piaggio & C SpA[b]	13,464	22,350
RAI Way SpA[c]	7,668	30,495
Recordati SpA	7,625	216,803
Reply SpA	324	41,667
Safilo Group SpA[a]	2,537	18,822
Salini Impregilo SpA	14,625	45,551
Salvatore Ferragamo SpA[b]	3,724	98,400
Saras SpA	7,968	12,305
Societa Cattolica di Assicurazioni Scrl	10,455	65,363
Societa Iniziative Autostradali e Servizi SpA	5,091	41,456
Tamburi Investment Partners SpA	6,806	28,494
Tod’s SpA	976	70,405
Unione di Banche Italiane SpA[b]	61,863	214,739
Unipol Gruppo Finanziario SpA	31,117	114,874
Yoox Net-A-Porter Group SpA[a,b]	4,168	104,186

		5,619,841

Security	Shares	Value
NETHERLANDS — 3.75%
Aalberts Industries NV	7,128	$249,970
Accell Group	1,692	39,689
AMG Advanced Metallurgical Group NV	1,692	31,341
Arcadis NVb	4,933	67,012
ASM International NV	3,459	170,459
ASR Nederland NVa	3,795	104,295
Basic-Fit NVa,c	2,115	36,834
BE Semiconductor Industries NV	2,484	89,715
BinckBank NV	5,040	28,890
Brunel International NV	1,692	29,686
Corbion NV	4,176	106,936
Delta Lloyd NV	32,898	189,248
Eurocommercial Properties NV	3,459	128,330
Flow Traders[c]	2,028	70,878
Fugro NV CVA[a]	4,320	68,022
IMCD Group NV	3,581	160,875
Intertrust NVc	3,050	56,875
InterXion Holding NVa	5,112	196,454
Kendrion NV	936	26,603
Koninklijke BAM Groep NVb	16,921	79,985
NSI NV	11,016	44,846
OCI NVa	5,400	101,922
Philips Lighting NVa,b,c	3,276	84,367
PostNL NVa	30,528	133,748
Refresco Group NVc	4,396	66,344
SBM Offshore NVb	13,083	212,648
TKH Group NV	2,874	116,628
TomTom NVa,b	7,540	69,115
VastNed Retail NV	1,440	53,168
VTTI Energy Partners LP	1,863	34,466
Wereldhave NV	2,830	124,017
Wessanen	5,460	77,505

		3,050,871
NORWAY — 3.16%
Akastor ASA[a,b]	10,728	19,297
Aker ASA Class A	1,908	79,309
Aker BP ASA	7,308	132,966
Aker Solutions ASA[a]	10,873	58,595
Atea ASA	5,828	56,844
Austevoll Seafood ASA	6,393	59,247
B2Holding ASA[a]	13,667	24,750
Bakkafrost P/F	2,820	108,581
Borregaard ASA	7,416	81,797

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
BW LPG Ltd.[b,c]	5,250	$26,800
BW Offshore Ltd.[a]	6,706	19,561
DNO ASA[a]	46,954	49,135
Entra ASA[c]	7,681	83,086
Europris ASA[c]	7,992	36,328
Frontline Ltd./Bermuda[b]	5,464	37,853
Golden Ocean Group Ltd.[a,b]	4,212	22,422
Hexagon Composites ASA[a,b]	5,832	19,563
Hoegh LNG Holdings Ltd.	3,579	39,910
IDEX ASA[a,b]	28,116	23,237
Kongsberg Automotive ASA[a]	32,004	22,677
Leroy Seafood Group ASA	2,094	116,843
Nordic Semiconductor ASA[a]	8,784	37,153
Norway Royal Salmon ASA	955	21,357
Norwegian Air Shuttle ASA[a,b]	2,128	69,548
Norwegian Property ASA	14,657	17,636
Ocean Yield ASA	3,708	28,167
Opera Software ASA[a]	8,539	38,503
Petroleum Geo-Services ASA[a]	15,473	51,434
Protector Forsikring ASA[b]	4,608	41,164
REC Silicon ASA[a,b]	150,984	23,581
Salmar ASA	3,672	104,121
Scatec Solar ASA[c]	4,653	20,924
Seadrill Ltd.[a,b]	25,605	49,948
Skandiabanken ASA[a,c]	4,824	42,361
Sparebank 1 Nord Norge	7,092	46,761
SpareBank 1 SMN	9,216	77,288
Stolt-Nielsen Ltd.	1,800	27,237
Storebrand ASA[a]	32,404	197,904
Subsea 7 SAa	18,560	252,873
TGS Nopec Geophysical Co. ASA	7,380	177,151
Thin Film Electronics ASA[a,b]	43,920	20,605
Wilh Wilhelmsen ASA[a]	4,932	24,277
XXL ASA[c]	7,020	81,055

		2,569,849
PORTUGAL — 0.52%
Altri SGPS SA	5,544	24,301
Banco BPI SA Registered[a,d]	26,749	32,723
Banco Comercial Portugues SAa,b	42,782	7,231
Corticeira Amorim SGPS SA	2,074	19,522
CTT-Correios de Portugal SA	10,350	57,649
Mota-Engil SGPS SA	6,630	11,529
Navigator Co. SA (The)	15,151	55,163
NOS SGPS SA	16,885	95,052

Security	Shares	Value
REN – Redes Energeticas Nacionais SGPS SA	17,028	$46,889
Semapa-Sociedade de Investimento e Gestao	1,551	22,042
Sonae SGPS SA	56,672	48,690

		420,791
SINGAPORE — 0.00%
Jurong Technologies Industrial Corp. Ltd.[a]	60,000	—

		—
SPAIN — 4.49%
Acciona SA	2,084	161,436
Acerinox SA	11,916	163,481
Almirall SA	4,507	72,574
Applus Services SA	9,761	111,447
Atresmedia Corp. de Medios de Comunicacion SA	6,684	75,918
Axiare Patrimonio SOCIMI SA	5,401	78,798
Bolsas y Mercados Espanoles SHMSF SA	2,076	65,500
Cellnex Telecom SAb,c	11,088	157,694
Cia. de Distribucion Integral Logista Holdings SA	3,013	72,873
CIE Automotive SA	3,440	63,961
Codere SA/Spain[a,b]	65,340	58,609
Construcciones y Auxiliar de Ferrocarriles SA	1,449	58,879
Corp Financiera Alba SA	1,162	54,475
Ebro Foods SA	5,179	106,902
Ence Energia y Celulosa SA	10,958	29,191
Euskaltel SAc	7,524	69,367
Faes Farma SA	19,856	73,710
Fomento de Construcciones y Contratas SAa,b	5,236	43,593
Gamesa Corp. Tecnologica SA	16,176	339,664
Grupo Catalana Occidente SA	3,114	101,464
Hispania Activos Inmobiliarios SOCIMI SA	8,105	99,854
Indra Sistemas SAa,b	7,986	87,901
Inmobiliaria Colonial SA	18,494	135,828
Lar Espana Real Estate SOCIMI SA	6,970	52,999
Liberbank SAa	31,079	34,427
Mediaset Espana Comunicacion SA	13,572	165,887
Melia Hotels International SA	4,473	57,428
Merlin Properties SOCIMI SA	23,929	267,781

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Miquel y Costas & Miquel SA	1,194	$31,614
NH Hotel Group SAa	14,725	65,085
Obrascon Huarte Lain SAb	8,809	29,892
Papeles y Cartones de Europa SA	3,848	23,225
Pharma Mar SAa,b	13,260	43,134
Promotora de Informaciones SAa	4,300	24,392
Prosegur Cia. de Seguridad SA	20,438	128,548
Sacyr SAa	25,287	65,586
Saeta Yield SA	3,889	34,673
Talgo SAa,b,c	7,164	35,962
Tecnicas Reunidas SA	2,507	99,432
Telepizza Group SAa,c	6,588	30,736
Tubacex SA	9,072	28,334
Viscofan SA	3,081	156,543

		3,658,797
SWEDEN — 9.33%
AAK AB	2,124	141,048
AF AB Class B	4,428	88,442
Alimak Group ABb,c	2,171	31,355
Attendo ABc	7,668	71,491
Avanza Bank Holding AB	1,766	80,910
Axfood AB	7,496	123,310
B&B Tools AB Class B	1,957	44,886
Betsson AB	8,354	71,961
Bilia AB Class A	2,988	71,781
BillerudKorsnas AB	12,680	211,343
BioGaia AB Class B	1,044	37,859
Bonava AB Class Ba	6,893	106,057
Bravida Holding ABc	10,476	69,328
Bure Equity AB	3,528	39,854
Byggmax Group ABb	4,435	30,060
Camurus ABa	1,332	17,904
Capio ABc	6,840	37,558
Castellum AB	17,681	243,727
Catena Media PLC[a]	2,268	24,842
Clas Ohlson AB Class B	2,674	42,213
Cloetta AB Class B	16,488	55,642
Collector ABa	1,584	18,954
Com Hem Holding AB	8,867	92,863
Concentric AB	3,168	42,492
D. Carnegie & Co. ABa	2,073	26,086
Dios Fastigheter ABb	3,736	18,591
Dios Fastigheter ABa	2,740	13,635
Dometic Group ABa,c	16,092	126,559
Duni AB	2,671	38,194

Security	Shares	Value
Dustin Group ABc	3,348	$25,374
Elekta AB Class Bb	26,642	240,923
Eltel ABb,c	3,744	21,244
Evolution Gaming Group ABb,c	1,415	45,485
Fabege AB	9,621	164,099
Fastighets AB Balder Class Ba	6,217	127,375
Fingerprint Cards AB Class Ba,b	22,775	138,214
Granges AB	5,414	60,076
Haldex AB	2,827	38,484
Hemfosa Fastigheter AB	9,760	90,269
Hexpol AB	17,978	174,194
Hoist Finance ABc	4,464	43,023
Holmen AB Class B	3,567	130,453
Hufvudstaden AB Class A	8,064	128,594
Industrial & Financial Systems Class B	249	11,294
Indutrade AB	6,920	140,354
Intrum Justitia ABb	5,265	177,435
Investment AB Oresund	2,268	39,307
Inwido AB	4,320	46,454
ITAB Shop Concept AB Class B	2,844	27,247
JM AB	5,275	159,307
Kambi Group PLC[a]	1,764	20,583
KappAhl AB	4,644	27,891
Kindred Group PLC	16,687	140,974
Klovern AB Class B	40,905	43,120
Kungsleden AB	11,314	72,932
Lifco AB Class B	3,096	88,507
Lindab International AB	5,112	44,444
Loomis AB Class B	5,140	150,350
Mekonomen AB	1,764	37,735
Modern Times Group MTG AB Class B	3,816	117,777
Mycronic AB	4,680	53,403
NCC AB Class B	6,783	166,906
NetEnt AB	12,751	102,471
New Wave Group AB Class B	3,744	23,342
Nibe Industrier AB Class B	26,677	220,182
Nobia AB	7,507	67,585
Nobina ABc	6,552	40,474
Nolato AB Class B	1,548	45,865
Nordax Group ABc	5,832	33,691
Oriflame Holding AG	3,060	92,833
Pandox AB	4,881	78,115
Peab AB	13,158	107,849

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Probi AB	432	$25,797
Ratos AB Class B	13,656	73,657
RaySearch Laboratories AB	1,584	32,979
Recipharm AB Class Bb	3,098	44,122
Resurs Holding ABa,c	5,400	37,342
Rezidor Hotel Group AB	6,768	27,330
Saab AB	4,699	192,011
Scandi Standard AB	3,428	21,960
Scandic Hotels Group ABa,c	4,428	39,384
SkiStar AB	1,692	29,808
SSAB AB Class Aa,b	15,148	62,279
SSAB AB Class Ba	39,240	132,108
Starbreeze ABa,b	13,788	25,394
Sweco AB Class B	5,308	117,253
Swedish Orphan Biovitrum ABa,b	10,692	136,744
Tethys Oil AB	2,484	21,028
Thule Group ABc	6,701	108,775
Tobii ABa,b	4,505	33,240
Trelleborg AB Class B	17,402	361,314
Vitrolife AB	956	44,456
Wallenstam AB Class B	13,332	104,776
Wihlborgs Fastigheter AB	5,051	96,495

		7,593,431
SWITZERLAND — 8.58%
Allreal Holding AG Registered	986	150,109
ams AG	4,746	163,315
APG SGA SA	95	43,331
Arbonia AG Registered[a]	2,556	44,172
Ascom Holding AG Registered	2,665	44,705
Autoneum Holding AG	199	52,039
Banque Cantonale Vaudoise Registered	208	142,307
Basilea Pharmaceutica AG Registered[a]	864	63,184
Bell AG	103	43,534
BKW AGb	958	48,502
Bobst Group SA Registered	612	44,786
Bossard Holding AG	432	72,073
Bucher Industries AG Registered	473	128,606
Burckhardt Compression Holding AGb	209	61,804
Burkhalter Holding AG	277	39,166
Cembra Money Bank AG	2,102	158,832
Clariant AG Registered	21,384	400,760
Comet Holding AG Registered	54	53,529
Conzzeta AG	108	86,917

Security	Shares	Value
COSMO Pharmaceuticals NV	474	$80,714
Daetwyler Holding AG Bearer	590	90,001
dormakaba Holding AG Class B	228	177,020
EFG International AG	5,229	31,747
Emmi AG	154	96,621
Flughafen Zuerich AG	1,416	278,579
Forbo Holding AG Registered	77	106,298
GAM Holding AG	11,592	118,082
Gategroup Holding AG	1,885	100,784
Georg Fischer AG Registered	295	242,943
Helvetia Holding AG Registered	459	259,833
Huber & Suhner AG Registered	1,063	66,370
Implenia AG Registered	1,080	80,896
Inficon Holding AG Registered	121	51,112
Intershop Holdings AG	77	39,101
Kardex AG Bearer	468	46,961
Komax Holding AG Registered	232	61,022
Kudelski SA Bearer	2,700	49,534
Leonteq AGb	654	23,764
Logitech International SA Registered	11,201	320,726
Meyer Burger Technology AGa,b	40,182	32,175
Mobilezone Holding AG	1,876	27,666
Mobimo Holding AG Registered	453	118,920
Myriad Group AGa,b	7,164	17,427
Newron Pharmaceuticals SpA[a,b]	1,008	24,521
OC Oerlikon Corp. AG Registered	14,667	166,501
Orior AG	432	35,073
Panalpina Welttransport Holding AG Registered	765	94,598
PSP Swiss Property AG Registered	2,952	265,848
Rieter Holding AG Registered	224	42,639
Santhera Pharmaceutical Holding AGa,b	372	28,241
Schmolz + Bickenbach AG Registered[a]	33,336	22,301
Schweiter Technologies AG Bearer	74	83,706
SFS Group AG	1,224	107,872
Siegfried Holding AG Registered	252	54,992
St Galler Kantonalbank AG Registered	184	74,600
Straumann Holding AG Registered	741	298,924
Sulzer AG Registered	977	110,613
Sunrise Communications Group AGc	2,427	164,449
Swissquote Group Holding SA Registered	756	18,544

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Tecan Group AG Registered	756	$118,618
Temenos Group AG Registered	4,269	310,245
u-blox Holding AG	472	85,253
Valiant Holding AG Registered	1,152	122,720
Valora Holding AG Registered	200	67,099
VAT Group AGa,c	1,097	105,074
Vontobel Holding AG Registered	1,663	93,297
VZ Holding AG	204	61,514
Ypsomed Holding AG	231	42,800
Zehnder Group AGa	792	26,491

		6,986,500
UNITED KINGDOM — 31.76%
888 Holdings PLC	12,096	34,240
AA PLC	43,956	134,879
Abcam PLC	13,185	135,773
Acacia Mining PLC	11,886	64,376
Advanced Medical Solutions Group PLC	15,300	38,498
Aggreko PLC	18,368	232,706
Aldermore Group PLC[a]	14,957	41,210
Allied Minds PLC[a]	15,265	76,455
Amec Foster Wheeler PLC	28,011	155,728
Amerisur Resources PLC[a,b]	66,276	21,471
AO World PLC[a]	15,804	31,793
Arrow Global Group PLC	11,592	45,210
Ashmore Group PLC	27,985	109,145
ASOS PLC[a]	3,903	258,580
Assura PLC	117,576	76,920
AVEVA Group PLC	4,647	111,491
B&M European Value Retail SA	50,112	189,327
Balfour Beatty PLC	49,824	162,037
BBA Aviation PLC	73,839	259,647
Beazley PLC	37,764	192,704
Bellway PLC	8,813	275,417
Berendsen PLC	12,600	131,968
BGEO Group PLC	2,854	106,282
Big Yellow Group PLC	10,764	93,170
Bodycote PLC	13,752	115,227
boohoo.com PLC[a]	49,165	87,679
Booker Group PLC	120,590	309,194
Bovis Homes Group PLC	9,648	100,200
Brewin Dolphin Holdings PLC	20,788	81,886
Britvic PLC	17,680	139,131
BTG PLC[a]	27,613	185,685
Cairn Energy PLC[a]	41,585	118,657

Security	Shares	Value
Cairn Homes PLC[a]	50,580	$69,284
Cape PLC	9,684	21,991
Capital & Counties Properties PLC	54,425	186,244
Card Factory PLC	22,309	70,083
Carillion PLC[b]	30,448	82,551
Centamin PLC	78,796	155,441
Chemring Group PLC[a]	20,720	50,050
Chesnara PLC	10,345	46,854
Cineworld Group PLC	13,356	103,088
Clinigen Healthcare Ltd.[a]	6,645	65,877
Close Brothers Group PLC	10,706	195,304
CMC Markets PLC[c]	8,964	12,507
Conviviality PLC	12,096	38,425
Costain Group PLC	6,840	31,754
Countrywide PLC	11,520	25,400
Crest Nicholson Holdings PLC	18,208	115,912
CVS Group PLC	4,329	56,587
CYBG PLC[a]	63,426	215,211
Daily Mail & General Trust PLC Class A NVS	19,368	168,863
Dairy Crest Group PLC	10,260	76,868
Dart Group PLC	7,360	47,224
De La Rue PLC	7,560	56,069
Debenhams PLC	83,639	55,296
Derwent London PLC	7,499	232,749
Dialight PLC[a]	1,944	21,584
Dignity PLC	3,456	106,309
Diploma PLC	8,260	105,478
Domino’s Pizza Group PLC	35,750	162,952
Drax Group PLC	29,143	135,807
DS Smith PLC	67,824	378,009
Dunelm Group PLC	7,200	61,597
Electrocomponents PLC	31,634	192,944
Elementis PLC	33,696	113,571
EMIS Group PLC	4,284	47,564
Empiric Student Property PLC	36,036	48,964
EnQuest PLC ADR[a]	74,533	42,197
Enterprise Inns PLC[a]	36,451	60,763
Entertainment One Ltd.	24,888	72,236
Equiniti Group PLC[c]	21,024	49,594
Essentra PLC	18,946	97,584
esure Group PLC	21,528	54,494
Evraz PLC[a]	25,704	72,114
Faroe Petroleum PLC[a]	22,680	28,676
Fenner PLC	14,660	58,052

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Ferrexpo PLC[a]	13,140	$25,128
Fevertree Drinks PLC	6,243	99,200
FirstGroup PLC[a]	86,884	113,572
Foxtons Group PLC	19,872	24,251
Galliford Try PLC	5,981	101,508
Genus PLC	4,411	95,285
Go-Ahead Group PLC	3,096	87,367
Gocompare.Com Group PLC[a]	23,544	25,252
Grafton Group PLC	16,272	119,555
Grainger PLC	29,916	89,727
Great Portland Estates PLC	24,454	190,593
Greencore Group PLC	50,320	149,406
Greene King PLC	22,249	190,622
Greggs PLC	7,209	88,157
GVC Holdings PLC	20,100	153,244
Halfords Group PLC	14,403	65,596
Halma PLC	27,155	316,014
Hansteen Holdings PLC	53,316	73,785
Hastings Group Holdings PLC[c]	10,080	28,483
Hays PLC	98,224	188,329
Helical PLC	7,535	27,894
Henderson Group PLC	80,870	221,799
Hiscox Ltd.	20,497	264,578
Hochschild Mining PLC	18,180	56,380
Homeserve PLC	19,239	144,622
Hostelworld Group PLC[c]	7,344	19,033
Howden Joinery Group PLC	45,146	214,356
Hunting PLC	10,116	70,698
Hurricane Energy PLC[a]	43,740	26,139
Ibstock PLC[c]	14,868	34,942
IG Group Holdings PLC	26,460	177,432
Imagination Technologies Group PLC[a]	19,404	58,284
Inchcape PLC	27,432	247,625
Indivior PLC	51,999	193,316
Informa PLC	57,732	473,565
Intermediate Capital Group PLC	19,913	173,489
International Personal Finance PLC	16,455	36,125
Interserve PLC	10,563	43,024
iomart Group PLC	6,336	25,110
ITE Group PLC	20,268	39,779
IWG PLC	46,132	144,923
J D Wetherspoon PLC	5,944	70,070
Jackpotjoy PLC[a]	4,324	32,912
JD Sports Fashion PLC	24,660	107,749

Security	Shares	Value
Jimmy Choo PLC[a]	9,324	$17,185
John Laing Group PLC[c]	27,016	89,833
John Menzies PLC	6,285	47,206
John Wood Group PLC	26,100	275,169
JRP Group PLC	33,459	61,416
Jupiter Fund Management PLC	31,248	157,842
Just Eat PLC[a]	33,963	230,522
Kainos Group PLC	4,027	10,183
KAZ Minerals PLC[a]	17,828	105,486
Kcom Group PLC	38,567	43,426
Keller Group PLC	5,328	54,497
Kier Group PLC	6,916	120,074
Ladbrokes Coral Group PLC	69,480	104,371
Laird PLC	19,764	41,214
Lancashire Holdings Ltd.	13,624	116,040
LondonMetric Property PLC	42,588	79,084
Lonmin PLC[a]	20,650	33,059
Lookers PLC	23,041	36,090
Majestic Wine PLC[b]	4,896	21,636
Man Group PLC	121,970	204,089
Marshalls PLC	14,616	53,142
Marston’s PLC	41,652	69,014
Melrose Industries PLC	136,205	334,580
Metro Bank PLC[a]	4,315	180,722
Micro Focus International PLC	16,478	444,680
Mitchells & Butlers PLC	15,135	50,764
Mitie Group PLC	26,244	66,266
Moneysupermarket.com Group PLC	39,532	163,878
Morgan Advanced Materials PLC	20,693	78,414
N Brown Group PLC	11,144	30,648
National Express Group PLC	31,034	132,086
NewRiver REIT PLC	17,191	67,912
NEX Group PLC	22,799	164,786
Northgate PLC	9,720	62,183
Nostrum Oil & Gas PLC[a]	6,264	37,158
Ocado Group PLC[a,b]	36,396	114,200
On the Beach Group PLC[c]	4,437	14,402
OneSavings Bank PLC	8,075	34,409
Ophir Energy PLC[a]	50,544	59,456
Oxford Instruments PLC	4,043	35,936
P2P Global Investments PLC/Fund	6,336	62,336
Pagegroup PLC	22,302	121,043
Pantheon Resources PLC[a,b]	15,732	16,675
Paragon Group of Companies PLC (The)	19,980	101,503

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Paysafe Group PLC[a]	33,030	$158,699
Pennon Group PLC	27,992	279,269
Petra Diamonds Ltd.[a]	37,580	71,486
Pets at Home Group PLC	26,644	67,042
Phoenix Group Holdings	24,991	236,595
Playtech PLC	16,308	170,087
Plus500 Ltd.	5,868	30,268
Polypipe Group PLC	13,868	58,972
Premier Foods PLC[a]	51,992	26,001
Premier Oil PLC[a]	37,854	40,004
Primary Health Properties PLC	44,396	59,206
PZ Cussons PLC	20,052	76,818
QinetiQ Group PLC	41,691	138,315
Rank Group PLC	12,729	31,821
Redcentric PLC	11,397	13,622
Redde PLC	21,888	45,574
Redefine International PLC/Isle of Man	91,836	45,060
Redrow PLC	16,062	89,823
Renishaw PLC	2,628	94,229
Rentokil Initial PLC	129,621	372,629
Restaurant Group PLC (The)	14,595	53,801
Restore PLC	8,136	37,719
Rightmove PLC	6,699	338,806
Rotork PLC	62,498	200,818
RPC Group PLC	23,818	320,930
RPS Group PLC	16,534	47,323
Safestore Holdings PLC	15,259	71,049
Saga PLC	80,176	186,407
Savills PLC	9,552	93,195
Scapa Group PLC	11,088	45,511
Schroder REIT Ltd.	41,554	29,668
Senior PLC	30,068	74,863
Serco Group PLC[a]	79,536	144,093
Shaftesbury PLC	18,817	207,500
Shanks Group PLC	44,150	52,768
Shawbrook Group PLC[a,c]	9,875	31,059
SIG PLC	43,452	56,198
Sirius Minerals PLC[a,b]	286,542	65,791
SOCO International PLC	14,162	27,394
Softcat PLC	6,696	26,166
Sophos Group PLC[c]	19,637	67,742
Sound Energy PLC[a,b]	36,036	32,529
Spectris PLC	8,524	259,200
Spirax-Sarco Engineering PLC	5,280	285,971

Security	Shares	Value
Spire Healthcare Group PLC[c]	20,221	$79,526
Sports Direct International PLC[a]	19,512	69,717
SSP Group PLC	33,534	164,917
ST Modwen Properties PLC	13,788	55,284
Stagecoach Group PLC	28,656	75,421
Standard Life Investment Property Income Trust Ltd.	29,664	32,282
Stobart Group Ltd.	22,824	51,400
Stock Spirits Group PLC	13,860	30,864
SuperGroup PLC	3,521	66,358
SVG Capital PLC[a]	7,726	69,061
Synthomer PLC	20,016	113,521
TalkTalk Telecom Group PLC	37,842	74,508
Ted Baker PLC	2,079	74,335
Telecom Plus PLC	4,680	71,597
Telford Homes PLC[b]	5,148	21,422
Telit Communications PLC[b]	6,990	25,173
Thomas Cook Group PLC[a]	105,808	115,945
TP ICAP PLC	35,947	210,160
Tritax Big Box REIT PLC	79,129	137,780
Tullow Oil PLC[a,b]	65,700	243,260
UBM PLC	28,315	250,965
UDG Healthcare PLC	17,829	143,781
Ultra Electronics Holdings PLC	5,100	118,509
UNITE Group PLC (The)	15,824	116,762
Vectura Group PLC[a,b]	44,338	72,684
Vedanta Resources PLC	5,848	76,958
Vesuvius PLC	15,660	93,032
Victrex PLC	6,192	148,013
Virgin Money Holdings UK PLC	17,488	68,535
WH Smith PLC	8,108	166,271
Workspace Group PLC	8,771	83,313
WS Atkins PLC	6,041	111,039
Zoopla Property Group PLC[c]	16,708	76,977

		25,851,731

TOTAL COMMON STOCKS
(Cost: $81,462,753)		80,604,860

PREFERRED STOCKS — 0.58%

GERMANY — 0.54%
Biotest AG	1,985	34,398
Draegerwerk AG & Co. KGaA[b]	540	47,363
Jungheinrich AG	3,492	107,384
Sartorius AG	2,563	180,039

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Sixt SE	1,224	$50,160
STO SE & Co. KGaA	198	20,178

		439,522
ITALY — 0.04%
Buzzi Unicem SpA RSP	2,772	36,847

		36,847

TOTAL PREFERRED STOCKS
(Cost: $417,169)		476,369

RIGHTS — 0.06%

FRANCE — 0.01%
Elis SAa,b	5,950	6,128

		6,128
PORTUGAL — 0.05%
Banco Comercial Portugues SAa,b	40,406	40,872

		40,872

TOTAL RIGHTS
(Cost: $73,362)		47,000

WARRANTS — 0.00%

ISRAEL — 0.00%
Tower Semiconductor Ltd. (Expires 06/27/17)[a]	1	6

		6

TOTAL WARRANTS
(Cost: $0)		6

Security	Shares	Value
SHORT-TERM INVESTMENTS — 7.50%

MONEY MARKET FUNDS — 7.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[e,f,g]	6,016,049	$6,017,854
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[e,f]	85,971	85,971

		6,103,825

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,102,398)		6,103,825

TOTAL INVESTMENTS IN SECURITIES — 107.16%
(Cost: $88,055,682)[h]		87,232,060
Other Assets, Less Liabilities — (7.16)%		(5,826,606)

NET ASSETS — 100.00%		$81,405,454

ADR  —  American Depositary Receipts

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $89,436,582. Net unrealized depreciation was $2,204,522, of which $6,291,176 represented gross unrealized appreciation on securities and $8,495,698 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$80,565,797	$38,848	$215	$80,604,860
Preferred stocks	476,369	—	—	476,369
Rights	6,128	40,872	—	47,000
Warrants	6	—	—	6
Money market funds	6,103,825	—	—	6,103,825

Total	$87,152,125	$79,720	$215	$87,232,060

See notes to financial statements.

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2017

	iShares Currency Hedged MSCI Europe Small-Cap ETF	iShares Edge MSCI Min Vol EAFE Currency Hedged ETF	iShares Edge MSCI Min Vol EAFE ETF

ASSETS
Investments, at cost:
Unaffiliated	$—	$—	$5,983,273,541
Affiliated (Note 2)	1,254,400	16,052,757	113,483,479

Total cost of investments	$1,254,400	$16,052,757	$6,096,757,020

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$—	$—	$5,942,420,031
Affiliated (Note 2)	1,254,754	16,076,020	113,495,039

Total fair value of investments	1,254,754	16,076,020	6,055,915,070
Foreign currency, at value[b]	—	—	5,154,275
Receivables:
Investment securities sold	28,331	245,324	29,054
Dividends and interest	—	2	9,078,640
Unrealized appreciation on forward currency contracts (Note 1)	9,078	179,788	—
Tax reclaims	—	—	7,045,586
Foreign withholding tax claims (Note 8)	—	—	236,352

Total Assets	1,292,163	16,501,134	6,077,458,977

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	—	—	110,975,536
Securities related to in-kind transactions (Note 4)	—	—	29,054
Unrealized depreciation on forward currency contracts (Note 1)	46,667	583,118	—
Professional fees (Note 8)	—	—	2,364
Investment advisory fees (Note 2)	32	353	1,001,903

Total Liabilities	46,699	583,471	112,008,857

NET ASSETS	$1,245,464	$15,917,663	$5,965,450,120

Net assets consist of:
Paid-in capital	$1,262,984	$15,926,090	$6,290,520,556
Distributions in excess of net investment income	(3,510)	(387)	(46,390,886)
Undistributed net realized gain (accumulated net realized loss)	23,225	372,027	(238,006,557)
Net unrealized depreciation	(37,235)	(380,067)	(40,672,993)

NET ASSETS	$1,245,464	$15,917,663	$5,965,450,120

Shares outstanding[c]	50,000	650,000	94,300,000

Net asset value per share	$24.91	$24.49	$63.26

[a]	Securities on loan with values of $ —, $ — and $106,805,817, respectively. See Note 1.
[b]	Cost of foreign currency: $ —, $ — and $4,992,454, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2017

	iShares Edge MSCI Min Vol Europe Currency Hedged ETF	iShares Edge MSCI Min Vol Europe ETF	iShares MSCI Europe Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$—	$31,278,151	$81,953,284
Affiliated (Note 2)	3,674,724	3,290	6,102,398

Total cost of investments	$3,674,724	$31,281,441	$88,055,682

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$—	$29,052,050	$81,128,235
Affiliated (Note 2)	3,367,520	3,290	6,103,825

Total fair value of investments	3,367,520	29,055,340	87,232,060
Foreign currency, at value[b]	—	15,272	122,585
Receivables:
Investment securities sold	76,927	—	—
Due from custodian (Note 4)	—	—	121,675
Dividends and interest	1	30,843	46,244
Unrealized appreciation on forward currency contracts (Note 1)	28,788	—	—
Tax reclaims	—	53,093	46,395

Total Assets	3,473,236	29,154,548	87,568,959

LIABILITIES
Payables:
Investment securities purchased	—	—	121,675
Collateral for securities on loan (Note 1)	—	—	6,016,317
Unrealized depreciation on forward currency contracts (Note 1)	131,586	—	—
Investment advisory fees (Note 2)	86	6,467	25,513

Total Liabilities	131,672	6,467	6,163,505

NET ASSETS	$3,341,564	$29,148,081	$81,405,454

Net assets consist of:
Paid-in capital	$3,712,634	$33,758,216	$85,815,891
Undistributed (distributions in excess of) net investment income	6,240	(97,747)	(118,091)
Undistributed net realized gain (accumulated net realized loss)	32,692	(2,285,843)	(3,468,387)
Net unrealized depreciation	(410,002)	(2,226,545)	(823,959)

NET ASSETS	$3,341,564	$29,148,081	$81,405,454

Shares outstanding[c]	150,000	1,350,000	1,800,000

Net asset value per share	$22.28	$21.59	$45.23

[a]	Securities on loan with values of $ — , $ — and $5,634,554, respectively. See Note 1.
[b]	Cost of foreign currency: $ — , $14,920 and $121,102, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2017

	iShares Currency Hedged MSCI Europe Small-Cap ETF	iShares Edge MSCI Min Vol EAFE Currency Hedged ETF	iShares Edge MSCI Min Vol EAFE ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$—	$—	$83,787,288
Dividends — affiliated (Note 2)	7,986	277,079	8,402
Securities lending income — affiliated — net (Note 2)	—	—	554,679
Foreign withholding tax claims (Note 8)	—	—	236,352

Total investment income	7,986	277,079	84,586,721

EXPENSES
Investment advisory fees (Note 2)	2,770	18,660	11,863,920
Professional fees (Note 8)	—	—	2,364

Total expenses	2,770	18,660	11,866,284
Less investment advisory fees waived (Note 2)	(2,577)	(17,187)	(4,510,336)

Net expenses	193	1,473	7,355,948

Net investment income	7,793	275,606	77,230,773

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	—	(279,910,496)
Investments — affiliated (Note 2)	(11,888)	(47,188)	539
In-kind redemptions — unaffiliated	—	—	120,053,876
In-kind redemptions — affiliated (Note 2)	—	19,825	—
Foreign currency transactions	109,868	678,141	(2,809,319)
Realized gain distributions from affiliated funds	—	—	14

Net realized gain (loss)	97,980	650,778	(162,665,386)

Net change in unrealized appreciation/depreciation on:
Investments	47,671	(435,192)	(378,780,692)
Forward currency contracts	(54,874)	(381,373)	—
Translation of assets and liabilities in foreign currencies	—	—	117,632

Net change in unrealized appreciation/depreciation	(7,203)	(816,565)	(378,663,060)

Net realized and unrealized gain (loss)	90,777	(165,787)	(541,328,446)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$98,570	$109,819	$(464,097,673)

[a]	Net of foreign withholding tax of $ —, $ — and $3,647,119, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2017

	iShares Edge MSCI Min Vol Europe Currency Hedged ETF	iShares Edge MSCI Min Vol Europe ETF	iShares MSCI Europe Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$—	$311,329	$383,175
Dividends — affiliated (Note 2)	44,258	36	50
Securities lending income — affiliated — net (Note 2)	30	185	100,676

Total investment income	44,288	311,550	483,901

EXPENSES
Investment advisory fees (Note 2)	5,046	46,231	121,180

Total expenses	5,046	46,231	121,180
Less investment advisory fees waived (Note 2)	(4,506)	—	—

Net expenses	540	46,231	121,180

Net investment income	43,748	265,319	362,721

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	(1,675,865)	(532,519)
Investments — affiliated (Note 2)	(62,573)	—	110
In-kind redemptions — unaffiliated	—	(7,024)	1,767,409
Foreign currency transactions	251,907	1,502	(6,249)
Realized gain distributions from affiliated funds	—	1	1

Net realized gain (loss)	189,334	(1,681,386)	1,228,752

Net change in unrealized appreciation/depreciation on:
Investments	(234,975)	(1,292,398)	1,264,734
Forward currency contracts	(93,204)	—	—
Translation of assets and liabilities in foreign currencies	—	2,392	(629)

Net change in unrealized appreciation/depreciation	(328,179)	(1,290,006)	1,264,105

Net realized and unrealized gain (loss)	(138,845)	(2,971,392)	2,492,857

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(95,097)	$(2,706,073)	$2,855,578

[a]	Net of foreign withholding tax of $ —, $20,146 and $22,791, respectively.

See notes to financial statements.

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Asset

iSHARES® TRUST

	iShares Currency Hedged MSCI Europe Small-Cap ETF		iShares Edge MSCI Min Vol EAFE Currency Hedged ETF
	Six months ended January 31, 2017 (Unaudited)	Period from October 29, 2015[a] to July 31, 2016	Six months ended January 31, 2017 (Unaudited)	Period from October 29, 2015[a] to July 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,793	$44,514	$275,606	$167,244
Net realized gain (loss)	97,980	47,230	650,778	(192,297)
Net change in unrealized appreciation/depreciation	(7,203)	(30,032)	(816,565)	436,498

Net increase in net assets resulting from operations	98,570	61,712	109,819	411,445

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,303)	(44,529)	(275,993)	(167,244)
From net realized gain	(111,730)	—	(86,454)	—
Return of capital	—	—	—	(240)

Total distributions to shareholders	(123,033)	(44,529)	(362,447)	(167,484)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	3,687,498	8,619,552	8,530,229
Cost of shares redeemed	—	(2,434,754)	(1,223,451)	—

Net increase in net assets from capital share transactions	—	1,252,744	7,396,101	8,530,229

INCREASE (DECREASE) IN NET ASSETS	(24,463)	1,269,927	7,143,473	8,774,190

NET ASSETS
Beginning of period	1,269,927	—	8,774,190	—

End of period	$1,245,464	$1,269,927	$15,917,663	$8,774,190

Distributions in excess of net investment income included in net assets at end of period	$(3,510)	$—	$(387)	$—

SHARES ISSUED AND REDEEMED
Shares sold	—	150,000	350,000	350,000
Shares redeemed	—	(100,000)	(50,000)	—

Net increase in shares outstanding	—	50,000	300,000	350,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Edge MSCI Min Vol EAFE ETF		iShares Edge MSCI Min Vol Europe Currency Hedged ETF
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016	Six months ended January 31, 2017 (Unaudited)	Period from October 29, 2015[a] to July 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$77,230,773	$158,711,427	$43,748	$98,256
Net realized gain (loss)	(162,665,386)	42,124,364	189,334	48,959
Net change in unrealized appreciation/depreciation	(378,663,060)	172,364,865	(328,179)	(81,823)

Net increase (decrease) in net assets resulting from operations	(464,097,673)	373,200,656	(95,097)	65,392

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(140,945,813)	(149,842,338)	(37,654)	(98,110)
From net realized gain	—	—	(266,149)	—

Total distributions to shareholders	(140,945,813)	(149,842,338)	(303,803)	(98,110)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	443,617,220	5,045,098,591	—	4,971,196
Cost of shares redeemed	(1,820,881,227)	(338,436,574)	—	(1,198,014)

Net increase (decrease) in net assets from capital share transactions	(1,377,264,007)	4,706,662,017	—	3,773,182

INCREASE (DECREASE) IN NET ASSETS	(1,982,307,493)	4,930,020,335	(398,900)	3,740,464

NET ASSETS
Beginning of period	7,947,757,613	3,017,737,278	3,740,464	—

End of period	$5,965,450,120	$7,947,757,613	$3,341,564	$3,740,464

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(46,390,886)	$17,324,154	$6,240	$146

SHARES ISSUED AND REDEEMED
Shares sold	6,700,000	77,400,000	—	200,000
Shares redeemed	(29,400,000)	(5,100,000)	—	(50,000)

Net increase (decrease) in shares outstanding	(22,700,000)	72,300,000	—	150,000

[a]	Commencement of operations.

See notes to financial statements.

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Edge MSCI Min Vol Europe ETF		iShares MSCI Europe Small-Cap ETF
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$265,319	$877,476	$362,721	$1,511,039
Net realized gain (loss)	(1,681,386)	(115,024)	1,228,752	(170,139)
Net change in unrealized appreciation/depreciation	(1,290,006)	(1,101,380)	1,264,105	(2,971,620)

Net increase (decrease) in net assets resulting from operations	(2,706,073)	(338,928)	2,855,578	(1,630,720)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(422,732)	(833,810)	(471,082)	(1,596,498)

Total distributions to shareholders	(422,732)	(833,810)	(471,082)	(1,596,498)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,667,523	57,247,229	28,349,787	13,073,662
Cost of shares redeemed	(8,520,015)	(35,993,416)	(8,774,296)	(2,297,534)

Net increase (decrease) in net assets from capital share transactions	(3,852,492)	21,253,813	19,575,491	10,776,128

INCREASE (DECREASE) IN NET ASSETS	(6,981,297)	20,081,075	21,959,987	7,548,910

NET ASSETS
Beginning of period	36,129,378	16,048,303	59,445,467	51,896,557

End of period	$29,148,081	$36,129,378	$81,405,454	$59,445,467

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(97,747)	$59,666	$(118,091)	$(9,730)

SHARES ISSUED AND REDEEMED
Shares sold	200,000	2,400,000	650,000	300,000
Shares redeemed	(400,000)	(1,500,000)	(200,000)	(50,000)

Net increase (decrease) in shares outstanding	(200,000)	900,000	450,000	250,000

See notes to financial statements.

FINANCIAL STATEMENTS	45

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI Europe Small-Cap ETF

	Six months ended Jan. 31, 2017 (Unaudited)	Period from Oct. 29, 2015[a] to Jul. 31, 2016
Net asset value, beginning of period	$25.40	$24.98

Income from investment operations:
Net investment income[b]	0.16	0.47
Net realized and unrealized gain[c]	1.81	0.40

Total from investment operations	1.97	0.87

Less distributions from:
Net investment income	(0.23)	(0.45)
Net realized gain	(2.23)	—

Total distributions	(2.46)	(0.45)

Net asset value, end of period	$24.91	$25.40

Total return	8.54%[d]	3.53%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,245	$1,270
Ratio of expenses to average net assets[e,f]	0.03%	0.03%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.43%	0.43%
Ratio of net investment income to average net assets[e]	1.21%	2.57%
Portfolio turnover rate[g,h]	7%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 51 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Min Vol EAFE Currency Hedged ETF

	Six months ended Jan. 31, 2017 (Unaudited)	Period from Oct. 29, 2015[a] to Jul. 31, 2016
Net asset value, beginning of period	$25.07	$25.01

Income from investment operations:
Net investment income[b]	0.70	0.64
Net realized and unrealized gain (loss)[c]	(0.51)	0.05

Total from investment operations	0.19	0.69

Less distributions from:
Net investment income	(0.55)	(0.63)
Net realized gain	(0.22)	—
Return of capital	—	(0.00)[d]

Total distributions	(0.77)	(0.63)

Net asset value, end of period	$24.49	$25.07

Total return	0.81%[e]	2.82%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,918	$8,774
Ratio of expenses to average net assets[f,g]	0.03%	0.03%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.38%	0.38%
Ratio of net investment income to average net assets[f]	5.61%	3.43%
Portfolio turnover rate[h,i]	7%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 48 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol EAFE ETF
	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Period from Oct. 18, 2011[a] to Jul. 31, 2012
Net asset value, beginning of period	$67.93	$67.51	$64.98	$58.54	$51.91	$49.77

Income from investment operations:
Net investment income[b]	0.68	2.09	2.13	2.47	1.95	1.38
Net realized and unrealized gain (loss)[d]	(3.94)	0.00 [e]	2.17	6.12	5.97	1.57

Total from investment operations	(3.26)	2.09	4.30	8.59	7.92	2.95

Less distributions from:
Net investment income	(1.41)	(1.67)	(1.77)	(2.15)	(1.29)	(0.81)

Total distributions	(1.41)	(1.67)	(1.77)	(2.15)	(1.29)	(0.81)

Net asset value, end of period	$63.26	$67.93	$67.51	$64.98	$58.54	$51.91

Total return	(4.70)%[f]	3.19%	6.80%	14.83%	15.39%	6.02%[f]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,965,450	$7,947,758	$3,017,737	$1,247,523	$737,553	$72,672
Ratio of expenses to average net assets[g]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to waived fees[g]	0.32%	0.32%	0.33%	0.33%	0.34%	0.34%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 8)[g]	0.32%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[g]	2.10%[c]	3.19%	3.26%	3.97%	3.38%	3.49%
Portfolio turnover rate[h]	16%	22%	23%	20%	27%	25%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 8), which resulted in the following increases for the six months ended January 31, 2017.
•	Ratio of net investment income to average net assets by 0.01%.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Rounds to less than $0.01.
[f]	Not annualized.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Min Vol Europe Currency Hedged ETF

	Six months ended Jan. 31, 2017 (Unaudited)	Period from Oct. 29, 2015[a] to Jul. 31, 2016
Net asset value, beginning of period	$24.94	$25.10

Income from investment operations:
Net investment income[b]	0.29	0.94
Net realized and unrealized loss[c]	(0.93)	(0.12)

Total from investment operations	(0.64)	0.82

Less distributions from:
Net investment income	(0.25)	(0.98)
Net realized gain	(1.77)	—

Total distributions	(2.02)	(0.98)

Net asset value, end of period	$22.28	$24.94

Total return	(2.16)%[d]	3.35%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,342	$3,740
Ratio of expenses to average net assets[e,f]	0.03%	0.03%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.28%	0.28%
Ratio of net investment income to average net assets[e]	2.43%	5.08%
Portfolio turnover rate[g,h]	8%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 50 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol Europe ETF
	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Period from Jun. 3, 2014[a] to Jul. 31, 2014
Net asset value, beginning of period	$23.31	$24.69	$24.72	$25.06

Income from investment operations:
Net investment income[b]	0.16	0.81	0.90	0.08
Net realized and unrealized loss[c]	(1.60)	(1.55)	(0.26)	(0.42)

Total from investment operations	(1.44)	(0.74)	0.64	(0.34)

Less distributions from:
Net investment income	(0.28)	(0.64)	(0.67)	—

Total distributions	(0.28)	(0.64)	(0.67)	—

Net asset value, end of period	$21.59	$23.31	$24.69	$24.72

Total return	(6.13)%[d]	(2.98)%	2.70%	(1.36)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$29,148	$36,129	$16,048	$4,944
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.43%	3.46%	3.71%	2.11%
Portfolio turnover rate[f]	12%	32%	25%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Europe Small-Cap ETF
	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Year ended Jul. 31, 2015	Year ended Jul. 31, 2014	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012
Net asset value, beginning of period	$44.03	$47.18	$45.46	$39.13	$31.67	$38.67

Income from investment operations:
Net investment income[a]	0.27	1.19	1.01	0.88	1.02	0.89
Net realized and unrealized gain (loss)[b]	1.22	(3.13)	1.79	6.46	7.59	(6.71)

Total from investment operations	1.49	(1.94)	2.80	7.34	8.61	(5.82)

Less distributions from:
Net investment income	(0.29)	(1.21)	(1.08)	(1.01)	(1.15)	(1.18)

Total distributions	(0.29)	(1.21)	(1.08)	(1.01)	(1.15)	(1.18)

Net asset value, end of period	$45.23	$44.03	$47.18	$45.46	$39.13	$31.67

Total return	3.39%[c]	(4.14)%	6.34%	18.86%	27.59%	(14.93)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$81,405	$59,445	$51,897	$45,456	$39,130	$25,335
Ratio of expenses to average net assets[d]	0.40%	0.40%	0.41%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	1.20%	2.69%	2.28%	1.98%	2.77%	2.70%
Portfolio turnover rate[e]	6%	20%	65%	18%	24%	25%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2017, the years ended July 31, 2016, July 31, 2015 and July 31, 2014 were 6%, 20%, 65% and 17%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged MSCI Europe Small-Cap	Non-diversified
Edge MSCI Min Vol EAFE Currency Hedged	Non-diversified
Edge MSCI Min Vol EAFE	Diversified
Edge MSCI Min Vol Europe Currency Hedged	Non-diversified
Edge MSCI Min Vol Europe	Non-diversified
MSCI Europe Small-Cap	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Currently each currency hedged fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements and schedules of investments for the underlying funds are included in this report and should be read in conjunction with the financial statements of the currency hedged funds.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated forward exchange rates are used for contracts with interim settlement dates for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. However, the iShares Currency Hedged MSCI Europe Small-Cap ETF, iShares Edge MSCI Min Vol Europe Currency Hedged ETF and iShares Edge MSCI Min Vol Europe Currency Hedged ETF have elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund,

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Edge MSCI Min Vol EAFE
Barclays Capital Inc.	$5,735,900	$5,735,900	$—
BNP Paribas Prime Brokerage Inc.	263,504	263,504	—
Credit Suisse Securities (USA) LLC	3,244,487	3,244,487	—
Goldman Sachs & Co.	15,470,035	15,470,035	—
HSBC Bank PLC	468,639	468,639	—
Jefferies LLC	621,928	621,928	—
JPMorgan Securities LLC	516,610	516,610	—
Macquarie Bank Limited	14,478,099	14,478,099	—
Merrill Lynch, Pierce, Fenner & Smith	1,542,416	1,542,416	—
Morgan Stanley & Co. LLC	36,532,301	36,532,301	—
SG Americas Securities LLC	5,262,767	5,262,767	—
State Street Bank & Trust Company	210,066	210,066	—
UBS AG	22,459,065	22,459,065	—

	$106,805,817	$106,805,817	$—

MSCI Europe Small-Cap
Barclays Capital Inc.	$285,765	$285,765	$—
Citigroup Global Markets Inc.	799,735	799,735	—
Credit Suisse Securities (USA) LLC	189,939	189,939	—
Deutsche Bank Securities Inc.	258,833	258,833	—
HSBC Bank PLC	164,878	164,878	—
Jefferies LLC	23,694	23,694	—
JPMorgan Securities LLC	996,200	996,200	—
Merrill Lynch, Pierce, Fenner & Smith	168,420	168,420	—
Morgan Stanley & Co. LLC	1,614,805	1,614,805	—
National Financial Services LLC	2,104	2,104	—
Nomura Securities International Inc.	8,204	8,204	—
Scotia Capital (USA) Inc.	1,073	1,073	—
State Street Bank & Trust Company	463,541	463,541	—
UBS AG	588,246	588,246	—
UBS Securities LLC	69,117	69,117	—

	$5,634,554	$5,634,554	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares Currency Hedged MSCI Europe Small-Cap ETF, BFA is entitled to an annual investment advisory fee of 0.43% based on the average daily net assets of the Fund. In addition, the Fund may pay its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to reduce the investment advisory fee for the Fund through November 30, 2020 so that the investment advisory fee is equal to the acquired fund fees and expenses that would have been experienced by the Fund related to its investment in the iShares MSCI Europe Small-Cap ETF (“IEUS”), after taking into account any fee waivers by IEUS, plus 0.03%.

For its investment advisory services to the iShares Edge MSCI Min Vol EAFE Currency Hedged ETF, BFA is entitled to an annual investment advisory fee of 0.38% based on the average daily net assets of the Fund. In addition, the Fund may pay acquired fund fees and expenses. BFA has contractually agreed to reduce the investment advisory fee for the Fund through November 30, 2020 so that the investment advisory fee is equal to the acquired fund fees and expenses that would have been experienced by the Fund related to its investment in the iShares Edge MSCI Min Vol EAFE ETF (“EFAV”), after taking into account any fee waivers by EFAV, plus 0.03%.

For its investment advisory services to the iShares Edge MSCI Min Vol EAFE ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.350%	First $30 billion
0.320	Over $30 billion, up to and including $60 billion
0.280	Over $60 billion, up to and including $90 billion
0.252	Over $90 billion

The total of the investment advisory fee and any other fund expenses is a fund’s total annual operating expense. For the iShares Edge MSCI Min Vol EAFE ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2021 in order to limit total annual operating expenses to 0.20% of average daily net assets.

For its investment advisory services to the iShares Edge MSCI Min Vol Europe Currency Hedged ETF, BFA is entitled to an annual investment advisory fee of 0.28% based on the average daily net assets of the Fund. In addition, the Fund may pay acquired fund fees and expenses. BFA has contractually agreed to reduce the investment advisory fee for the Fund through November 30, 2020 so that the investment advisory fee is equal to the acquired fund fees and expenses that would have been experienced by the Fund related to its investment in the iShares Edge MSCI Min Vol Europe ETF (“EUMV”), after taking into account any fee waivers by EUMV, plus 0.03%.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Edge MSCI Min Vol Europe	0.25%
MSCI Europe Small-Cap	0.40

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Edge MSCI Min Vol EAFE	$134,579
Edge MSCI Min Vol Europe Currency Hedged	8
Edge MSCI Min Vol Europe	36
MSCI Europe Small-Cap	21,501

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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iSHARES® TRUST

For the six months ended January 31, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Min Vol EAFE	$73,334,307	$149,110,824
MSCI Europe Small-Cap	242,649	462,771

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2017 were as follows:

iShares ETF	Purchases	Sales
Currency Hedged MSCI Europe Small-Cap	$94,187	$153,444
Edge MSCI Min Vol EAFE Currency Hedged	1,056,329	732,136
Edge MSCI Min Vol EAFE	1,187,823,499	1,197,496,130
Edge MSCI Min Vol Europe Currency Hedged	280,590	383,888
Edge MSCI Min Vol Europe	4,894,003	4,391,090
MSCI Europe Small-Cap	3,657,578	3,449,552

In-kind transactions (see Note 4) for the six months ended January 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Edge MSCI Min Vol EAFE Currency Hedged	$8,566,177	$1,235,400
Edge MSCI Min Vol EAFE	367,067,183	1,753,703,710
Edge MSCI Min Vol Europe	4,457,864	8,218,234
MSCI Europe Small-Cap	27,818,840	8,536,177

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Non-deliverable forward currency contracts are settled with the counterparty in cash without the delivery of foreign currency. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

The following table shows the value of forward currency contracts held as of January 31, 2017 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Currency Hedged MSCI Europe Small-Cap ETF	iShares Edge MSCI Min Vol EAFE Currency Hedged ETF	iShares Edge MSCI Min Vol Europe Currency Hedged ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized depreciation	$9,078	$179,788	$28,788

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Liabilities
	iShares Currency Hedged MSCI Europe Small-Cap ETF	iShares Edge MSCI Min Vol EAFE Currency Hedged ETF	iShares Edge MSCI Min Vol Europe Currency Hedged ETF
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized depreciation	$46,667	$583,118	$131,586

The following table shows the realized and unrealized gains (losses) on forward currency contracts held during the six months ended January 31, 2017 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Currency Hedged MSCI Europe Small-Cap ETF	iShares Edge MSCI Min Vol EAFE Currency Hedged ETF	iShares Edge MSCI Min Vol Europe Currency Hedged ETF
Forward currency contracts:
Foreign currency transactions	$109,868	$678,141	$251,907

	Net Change in Unrealized Appreciation/Depreciation
	iShares Currency Hedged MSCI Europe Small-Cap ETF	iShares Edge MSCI Min Vol EAFE Currency Hedged ETF	iShares Edge MSCI Min Vol Europe Currency Hedged ETF
Forward currency contracts:
Forward currency contracts	$(54,874)	$(381,373)	$(93,204)

The following table shows the average quarter-end balances of outstanding forward currency contracts for the six months ended January 31, 2017:

	iShares Currency Hedged MSCI Europe Small-Cap ETF	iShares Edge MSCI Min Vol EAFE Currency Hedged ETF	iShares Edge MSCI Min Vol Europe Currency Hedged ETF
Average amounts purchased in U.S. dollars	$1,730,712	$12,131,943	$3,977,180
Average amounts sold in U.S. dollars	$3,017,214	$23,312,506	$7,592,119

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. In order to better define their contractual rights and to secure rights that will help the Funds to mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Funds generally do not require collateral. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

The following table presents the exposure of the open forward currency contracts that are subject to potential offset in the statements of assets and liabilities as of January 31, 2017:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
iShares Currency Hedged MSCI Europe Small-Cap ETF
Forward currency contracts	$9,078	$(9,050)	$28

iShares Edge MSCI Min Vol EAFE Currency Hedged ETF
Forward currency contracts	$179,788	$(179,788)	$—

iShares Edge MSCI Min Vol Europe Currency Hedged ETF
Forward currency contracts	$28,788	$(28,788)	$—

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
iShares Currency Hedged MSCI Europe Small-Cap ETF
Forward currency contracts	$46,667	$(9,050)	$37,617

iShares Edge MSCI Min Vol EAFE Currency Hedged ETF
Forward currency contracts	$583,118	$(179,788)	$403,330

iShares Edge MSCI Min Vol Europe Currency Hedged ETF
Forward currency contracts	$131,586	$(28,788)	$102,798

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2016, the Funds’ fiscal year end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Total
Edge MSCI Min Vol EAFE Currency Hedged	$9,472	$—	$—	$9,472
Edge MSCI Min Vol EAFE	11,014,622	—	—	11,014,622
Edge MSCI Min Vol Europe	87,691	—	—	87,691
MSCI Europe Small-Cap	1,567,199	373,813	1,478,690	3,419,702

[a]	Must be utilized prior to losses subject to expiration.

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Edge MSCI Min Vol EAFE ETF intends to file claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Fund continues to evaluate developments in Finland for potential impact to the receivables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims resulting in the recovery of foreign withholding taxes were approved by the Board as appropriate expenses of the Fund.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	65

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged MSCI Europe Small-Cap	$0.216610	$2.234600	$0.009450	$2.460660	9%	91%	0%[a]	100%
Edge MSCI Min Vol EAFE Currency Hedged	0.551986	0.216136	—	0.768122	72	28	—	100
Edge MSCI Min Vol Europe Currency Hedged	0.224428	1.774327	0.026599	2.025354	11	88	1	100
Edge MSCI Min Vol Europe	0.256413	—	0.025408	0.281821	91	—	9	100
MSCI Europe Small-Cap	0.268609	—	0.016895	0.285504	94	—	6	100

[a]	Rounds to less than 0.01%.

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-713-0117

JANUARY 31, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Edge MSCI Multifactor Global ETF | ACWF | NYSE Arca
➢	iShares Edge MSCI Multifactor Intl ETF | INTF | NYSE Arca
➢	iShares Edge MSCI Multifactor Intl Small-Cap ETF | ISCF | NYSE Arca
➢	iShares Edge MSCI Multifactor USA ETF | LRGF | NYSE Arca
➢	iShares Edge MSCI Multifactor USA Small-Cap ETF | SMLF | NYSE Arca

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

Performance as of January 31, 2017

The iShares Edge MSCI Multifactor Global ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging market stocks that have favorable exposure to target style factors subject to constraints, as represented by the MSCI ACWI Diversified Multiple-Factor Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 5.63%, net of fees, while the total return for the Index was 5.66%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.66%	19.75%	17.02%	16.66%	19.75%	17.02%
Since Inception	0.25%	1.98%	0.69%	0.44%	3.52%	1.21%

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,056.30	$2.13	$1,000.00	$1,023.10	$2.09	0.41%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector/Investment Type	Percentage of Total Investments*

Information Technology	17.69%
Consumer Discretionary	14.85
Industrials	14.78
Financials	13.05
Health Care	10.70
Materials	8.63
Consumer Staples	7.26
Real Estate	5.42
Energy	3.46
Utilities	2.56
Telecommunication Services	0.86
Investment Companies	0.74

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/17

Country	Percentage of Total Investments*

United States	48.36%
Japan	6.71
United Kingdom	6.68
China	6.53
South Korea	4.94
Switzerland	3.88
France	2.78
Germany	2.66
Australia	2.52
Canada	2.27

TOTAL	87.33%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

Performance as of January 31, 2017

The iShares Edge MSCI Multifactor Intl ETF (the “Fund”) seeks to track the investment results of an index composed of global developed market large- and mid-capitalization stocks, excluding the U.S., that have favorable exposure to target style factors subject to constraints, as represented by the MSCI World ex USA Diversified Multiple-Factor Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 3.47%, net of fees, while the total return for the Index was 3.66%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.55%	8.45%	9.89%	9.55%	8.45%	9.89%
Since Inception	(0.86)%	(0.68)%	(0.79)%	(1.51)%	(1.19)%	(1.38)%

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,034.70	$1.69	$1,000.00	$1,023.50	$1.68	0.33%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Industrials	18.58%
Financials	17.63
Consumer Discretionary	16.38
Materials	13.69
Real Estate	7.70
Consumer Staples	6.88
Health Care	6.12
Information Technology	5.70
Energy	3.12
Telecommunication Services	2.69
Utilities	1.51

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/17

Country	Percentage of Total Investments*

Japan	22.60%
United Kingdom	18.98
Switzerland	11.83
France	9.09
Germany	8.47
Australia	6.01
Canada	5.53
Netherlands	3.85
Hong Kong	2.81
Finland	2.47

TOTAL	91.64%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

Performance as of January 31, 2017

The iShares Edge MSCI Multifactor Intl Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of global developed market small-capitalization stocks, excluding the U.S., that have favorable exposure to target style factors subject to constraints, as represented by the MSCI World ex USA Small Cap Diversified Multiple-Factor Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 1.83%, net of fees, while the total return for the Index was 1.88%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.64%	12.05%	13.87%	13.64%	12.05%	13.87%
Since Inception	3.11%	2.94%	3.36%	5.55%	5.24%	5.97%

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,018.30	$2.80	$1,000.00	$1,022.40	$2.80	0.55%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Consumer Discretionary	17.26%
Industrials	16.05
Materials	13.48
Information Technology	12.82
Health Care	11.38
Financials	8.03
Real Estate	6.99
Consumer Staples	6.63
Energy	4.24
Utilities	1.67
Telecommunication Services	1.45

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 1/31/17

Country	Percentage of Total Investments*

Japan	28.31%
United Kingdom	20.81
Australia	9.90
Canada	7.37
Switzerland	5.32
Germany	4.95
Sweden	4.00
France	3.82
Norway	2.88
Belgium	2.33

TOTAL	89.69%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

Performance as of January 31, 2017

The iShares Edge MSCI Multifactor USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Diversified Multiple-Factor Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 9.77%, net of fees, while the total return for the Index was 9.84%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	22.81%	22.80%	23.15%	22.81%	22.80%	23.15%
Since Inception	6.23%	6.25%	6.55%	11.26%	11.30%	11.78%

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,097.70	$1.22	$1,000.00	$1,024.00	$1.17	0.23%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Information Technology	19.47%
Health Care	14.75
Financials	11.87
Consumer Discretionary	8.41
Consumer Staples	8.08
Utilities	7.98
Industrials	7.14
Real Estate	6.87
Materials	6.35
Energy	4.65
Telecommunication Services	4.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/17

Security	Percentage of Total Investments*

AT&T Inc.	3.39%
NVIDIA Corp.	2.51
General Motors Co.	2.36
Accenture PLC Class A	2.17
Kimberly-Clark Corp.	2.10
Gilead Sciences Inc.	1.95
Aetna Inc.	1.94
Anthem Inc.	1.90
Hewlett Packard Enterprise Co.	1.82
Phillips 66	1.81

TOTAL	21.95%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

Performance as of January 31, 2017

The iShares Edge MSCI Multifactor USA Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. small-capitalization stocks that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Small Cap Diversified Multiple-Factor Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2017, the total return for the Fund was 13.29%, net of fees, while the total return for the Index was 13.71%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	29.79%	30.08%	30.48%	29.79%	30.08%	30.48%
Since Inception	10.53%	10.67%	10.99%	19.32%	19.59%	20.09%

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Beginning Account Value (8/1/16)	Ending Account Value (1/31/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,132.90	$1.94	$1,000.00	$1,023.40	$1.84	0.36%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 1/31/17

Sector	Percentage of Total Investments*

Information Technology	20.94%
Financials	19.29
Health Care	15.88
Industrials	12.41
Consumer Discretionary	11.20
Real Estate	5.79
Materials	5.08
Energy	3.74
Consumer Staples	2.96
Utilities	1.38
Telecommunication Services	1.33

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 1/31/17

Security	Percentage of Total Investments*

WellCare Health Plans Inc.	1.02%
VCA Inc.	0.99
Reliance Steel & Aluminum Co.	0.87
Transocean Ltd.	0.86
Quanta Services Inc.	0.85
Thor Industries Inc.	0.81
Assured Guaranty Ltd.	0.81
U.S. Silica Holdings Inc.	0.74
Patterson-UTI Energy Inc.	0.73
Popular Inc.	0.69

TOTAL	8.37%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2016 and held through January 31, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 97.57%

AUSTRALIA — 2.51%
Aristocrat Leisure Ltd.	773	$8,967
Bendigo & Adelaide Bank Ltd.	800	7,622
Cochlear Ltd.	114	10,833
Dexus Property Group	2,170	14,793
Fortescue Metals Group Ltd.	2,341	11,836
Goodman Group	2,068	10,864
GPT Group (The)	3,758	13,351
Mirvac Group	4,734	7,295
Sonic Healthcare Ltd.	650	10,274
Treasury Wine Estates Ltd.	1,242	10,965
Westfield Corp.	2,535	16,916

		123,716
BELGIUM — 0.54%
Ageas	259	11,079
Colruyt SA	110	5,383
Umicore SA	178	9,964

		26,426
BRAZIL — 0.38%
Raia Drogasil SA	900	18,741

		18,741
CANADA — 2.26%
CCL Industries Inc. Class B	50	10,270
Constellation Software Inc./Canada	32	14,426
Dollarama Inc.	190	14,362
Magna International Inc. Class A	550	23,747
Metro Inc.	450	13,644
Silver Wheaton Corp.	732	16,153
Teck Resources Ltd. Class Ba	776	18,981

		111,583
CHINA — 6.51%
AAC Technologies Holdings Inc.	1,000	10,310
Agricultural Bank of China Ltd. Class H	44,000	18,486
ANTA Sports Products Ltd.	2,000	6,392
Belle International Holdings Ltd.	11,000	6,748
China Conch Venture Holdings Ltd.	5,000	9,627
China Construction Bank Corp. Class H	112,000	83,719
China Jinmao Holdings Group Ltd.	4,000	1,181
China Overseas Land & Investment Ltd.	6,000	17,746
China Resources Land Ltd.	4,000	9,970
China Telecom Corp. Ltd. Class H	28,000	13,316
Dongfeng Motor Group Co. Ltd. Class H	8,000	8,527
Fosun International Ltd.[a]	6,000	9,156

Security	Shares	Value
Fullshare Holdings Ltd.	12,500	$5,284
Geely Automobile Holdings Ltd.	10,000	11,895
Guangdong Investment Ltd.	8,000	9,949
Hanergy Thin Film Power Group Ltd.[b]	659	—
Industrial & Commercial Bank of China Ltd. Class H	6,000	3,696
Netease Inc.	128	32,499
New Oriental Education & Technology Group Inc. ADR[b]	304	14,455
Sino Biopharmaceutical Ltd.	12,000	9,511
Sinopharm Group Co. Ltd. Class H	2,400	11,011
Sunny Optical Technology Group Co. Ltd.[a]	1,000	5,896
TAL Education Group Class A ADR[a,b]	79	6,398
Yum China Holdings Inc.[b]	554	15,224

		320,996
DENMARK — 0.60%
Coloplast A/S Class B	190	13,606
DSV A/S	220	10,690
William Demant Holding A/Sb	278	5,203

		29,499
FINLAND — 0.89%
Elisa OYJ	300	10,125
Kone OYJ Class B	398	18,022
UPM-Kymmene OYJ	692	15,705

		43,852
FRANCE — 2.77%
Arkema SA	92	9,087
Atos SE	128	13,624
Cie. Generale des Etablissements Michelin Class B	234	25,132
Gecina SA	68	8,767
Renault SA	242	21,806
Rexel SA	487	8,476
SCOR SE	278	9,420
Societe BIC SA	58	7,588
Thales SA	144	13,505
Valeo SA	318	19,424

		136,829
GERMANY — 2.66%
adidas AG	249	39,194
Covestro AGc	106	7,960
Deutsche Lufthansa AG Registered	300	3,999
Evonik Industries AG	199	6,447
GEA Group AG	242	10,001

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

January 31, 2017

Security	Shares	Value
Hannover Rueck SE	96	$10,546
HeidelbergCement AG	202	19,459
Henkel AG & Co. KGaA	109	11,478
METRO AG	252	8,609
Osram Licht AG	138	7,998
RTL Group SAb	70	5,339

		131,030
GREECE — 0.03%
JUMBO SA	98	1,377

		1,377
HONG KONG — 1.22%
Link REIT	3,000	20,549
Sino Land Co. Ltd.	6,000	9,975
WH Group Ltd.[c]	12,000	9,155
Wharf Holdings Ltd. (The)	2,000	15,092
Yue Yuen Industrial Holdings Ltd.	1,500	5,490

		60,261
HUNGARY — 0.11%
Richter Gedeon Nyrt	256	5,513

		5,513
INDONESIA — 0.14%
Matahari Department Store Tbk PT	6,200	6,860

		6,860
JAPAN — 6.68%
Alfresa Holdings Corp.	600	9,887
Amada Holdings Co. Ltd.	1,200	14,167
Brother Industries Ltd.	800	14,838
Chiba Bank Ltd. (The)	2,000	13,165
Concordia Financial Group Ltd.	2,800	14,879
Daicel Corp.	700	7,785
Daito Trust Construction Co. Ltd.	100	14,026
Daiwa House Industry Co. Ltd.	800	21,774
DeNA Co. Ltd.	200	4,493
FamilyMart UNY Holdings Co. Ltd.	100	6,360
Fukuoka Financial Group Inc.	2,000	8,883
Hachijuni Bank Ltd. (The)	400	2,370
Hakuhodo DY Holdings Inc.	200	2,469
Hitachi Metals Ltd.	200	2,782
ITOCHU Corp.	2,300	31,790
Japan Airlines Co. Ltd.	400	12,799
Koito Manufacturing Co. Ltd.	200	10,624
Kuraray Co. Ltd.	1,200	19,102
Kyushu Financial Group Inc.	400	2,772
Mebuki Financial Group Inc.	2,200	8,501

Security	Shares	Value
Mitsubishi Tanabe Pharma Corp.	800	$16,053
Nisshin Seifun Group Inc.	200	3,050
Nitori Holdings Co. Ltd.	100	11,210
Oji Holdings Corp.	2,000	8,883
Sekisui Chemical Co. Ltd.	1,000	16,380
Stanley Electric Co. Ltd.	300	8,488
Sumitomo Heavy Industries Ltd.	1,000	6,911
Teijin Ltd.	500	10,597
Toppan Printing Co. Ltd.	1,000	9,851
Tsuruha Holdings Inc.	100	9,416
Yamada Denki Co. Ltd.	1,000	5,525

		329,830
MALAYSIA — 0.19%
PPB Group Bhd	2,600	9,544

		9,544
MEXICO — 0.20%
Grupo Aeroportuario del Sureste SAB de CV Series B	690	10,042

		10,042
NETHERLANDS — 1.23%
Aegon NV	2,702	14,635
Boskalis Westminster	140	5,183
Koninklijke Vopak NV	104	4,464
NN Group NV	424	14,997
RELX NV	1,278	21,580

		60,859
PERU — 0.11%
Cia. de Minas Buenaventura SAA ADR	397	5,475

		5,475
POLAND — 0.00%
Tauron Polska Energia SAb	58	43

		43
QATAR — 0.20%
Qatar Electricity & Water Co. QSC	154	9,774

		9,774
RUSSIA — 1.30%
Lukoil PJSC ADR	636	35,686
Surgutneftegas OJSC ADR	2,292	12,273
Tatneft PJSC ADR	398	16,159

		64,118
SINGAPORE — 0.12%
Golden Agri-Resources Ltd.	19,200	5,792

		5,792

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

January 31, 2017

Security	Shares	Value
SOUTH AFRICA — 0.94%
Bidvest Group Ltd. (The)	590	$6,940
Brait SEb	865	5,069
Gold Fields Ltd.	1,549	5,305
Life Healthcare Group Holdings Ltd.	3,542	8,829
Mondi Ltd.	346	7,599
Tiger Brands Ltd.	418	12,578

		46,320
SOUTH KOREA — 4.21%
E-MART Inc.	24	4,192
Hana Financial Group Inc.	446	13,222
Hyundai Mobis Co. Ltd.	85	17,701
Hyundai Steel Co.	208	10,417
Kia Motors Corp.	450	14,095
Korea Gas Corp.	202	8,048
KT&G Corp.	140	12,107
LG Corp.	200	10,189
Lotte Chemical Corp.	32	10,368
NCsoft Corp.	36	9,417
POSCO	89	20,755
S-Oil Corp.	112	7,816
Samsung Electronics Co. Ltd.	32	54,329
SK Innovation Co. Ltd.	112	15,131

		207,787
SPAIN — 0.08%
Zardoya Otis SA	474	3,996

		3,996
SWEDEN — 0.61%
Boliden AB	403	11,760
Securitas AB Class B	464	7,389
Skanska AB Class B	455	11,139

		30,288
SWITZERLAND — 3.87%
Actelion Ltd. Registered	128	33,343
Aryzta AG	110	3,028
EMS-Chemie Holding AG Registered	16	8,271
Geberit AG Registered	54	23,075
Kuehne + Nagel International AG Registered	82	11,204
Lonza Group AG Registered	82	15,035
Partners Group Holding AG	30	15,166
Schindler Holding AG Participation Certificates	34	6,479
Schindler Holding AG Registered	38	7,164

Security	Shares	Value
Sika AG Bearer	4	$21,022
Swiss Life Holding AG Registered	30	9,095
Swiss Re AG	408	38,087

		190,969
TAIWAN — 1.86%
Catcher Technology Co. Ltd.	2,000	16,270
China Life Insurance Co. Ltd./Taiwan	16,480	16,088
Compal Electronics Inc.	18,000	10,824
Foxconn Technology Co. Ltd.	4,020	11,273
Novatek Microelectronics Corp.	3,000	10,575
Shin Kong Financial Holding Co. Ltd.[b]	48,408	12,401
WPG Holdings Ltd.	12,000	14,318

		91,749
THAILAND — 0.14%
Delta Electronics Thailand PCL NVDR	600	1,461
Electricity Generating PCL NVDR	200	1,148
KCE Electronics PCL NVDR	400	1,238
Robinson Department Store PCL NVDR	600	988
Thai Oil PCL NVDR	400	815
Thai Union Group PCL NVDR	2,400	1,418

		7,068
TURKEY — 0.11%
Eregli Demir ve Celik Fabrikalari TAS	3,400	5,232

		5,232
UNITED ARAB EMIRATES — 0.24%
Emaar Properties PJSC	5,876	11,887

		11,887
UNITED KINGDOM — 6.66%
3i Group PLC	1,248	10,991
Admiral Group PLC	322	7,195
Ashtead Group PLC	640	12,931
BAE Systems PLC	4,070	29,801
Barratt Developments PLC	1,436	8,630
Berkeley Group Holdings PLC	172	6,059
Bunzl PLC	420	11,038
Carnival PLC	262	13,969
Coca-Cola HBC AG	232	5,289
Croda International PLC	169	7,118
DCC PLC	122	9,816
Direct Line Insurance Group PLC	1,730	7,727
Dixons Carphone PLC	1,471	5,846
Fresnillo PLC	344	6,288
GKN PLC	2,010	8,684
Hargreaves Lansdown PLC	412	7,013

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

January 31, 2017

Security	Shares	Value
IMI PLC	342	$5,017
ITV PLC	4,820	12,322
J Sainsbury PLC	2,135	6,927
Johnson Matthey PLC	224	9,162
Meggitt PLC	1,014	5,331
Mondi PLC	486	10,706
Persimmon PLC	370	8,979
Provident Financial PLC	246	8,434
RELX PLC	1,428	25,565
Sage Group PLC (The)	1,516	11,692
Segro PLC	1,240	7,200
Smith & Nephew PLC	1,124	16,729
Smiths Group PLC	512	9,669
Tate & Lyle PLC	752	6,344
Taylor Wimpey PLC	4,246	8,926
Travis Perkins PLC	310	5,667
William Hill PLC	1,104	3,596
Wm Morrison Supermarkets PLC	2,644	7,854

		328,515
UNITED STATES — 48.20%
Accenture PLC Class A	766	87,224
Acuity Brands Inc.	60	12,434
Aetna Inc.	442	52,426
Aflac Inc.	482	33,735
AGCO Corp.	110	6,908
Albemarle Corp.	152	14,081
Align Technology Inc.[b]	75	6,877
Alleghany Corp.[b]	20	12,231
Alliant Energy Corp.	358	13,479
American Water Works Co. Inc.	274	20,123
Anthem Inc.	328	50,558
AO Smith Corp.	172	8,385
Applied Materials Inc.	1,388	47,539
Arch Capital Group Ltd.[b]	162	14,313
Archer-Daniels-Midland Co.	770	34,080
Arrow Electronics Inc.[b]	122	8,969
Assurant Inc.	88	8,547
Atmos Energy Corp.	160	12,189
Autoliv Inc.	121	13,995
Avery Dennison Corp.	118	8,616
Avnet Inc.	172	7,988
Axis Capital Holdings Ltd.	122	7,809
Bed Bath & Beyond Inc.	210	8,474
Broadcom Ltd.	260	51,870
Broadridge Financial Solutions Inc.	136	9,048

Security	Shares	Value
CA Inc.	362	$11,320
Cardinal Health Inc.	416	31,183
CDK Global Inc.	182	11,384
Celanese Corp. Series A	194	16,374
CenturyLink Inc.	724	18,723
CH Robinson Worldwide Inc.	184	13,995
Church & Dwight Co. Inc.	248	11,215
Cigna Corp.	330	48,253
Cintas Corp.	110	12,772
Core Laboratories NV	75	8,762
Corning Inc.	1,390	36,821
Delphi Automotive PLC	348	24,381
Dick’s Sporting Goods Inc.	138	7,121
Dr Pepper Snapple Group Inc.	224	20,429
Eaton Vance Corp. NVS	148	6,206
Edwards Lifesciences Corp.[b]	268	25,792
Equifax Inc.	152	17,827
Expeditors International of Washington Inc.	248	12,916
F5 Networks Inc.[b]	98	13,135
Flex Ltd.[b]	728	11,408
FNF Group	314	11,103
Foot Locker Inc.	184	12,611
Fortive Corp.	372	20,575
General Motors Co.	1,794	65,678
Genuine Parts Co.	156	15,102
Goodyear Tire & Rubber Co. (The)	342	11,077
Hasbro Inc.	152	12,542
Henry Schein Inc.[b]	106	16,945
Hewlett Packard Enterprise Co.	2,216	50,259
Hormel Foods Corp.	380	13,794
Huntington Ingalls Industries Inc.	49	9,504
Ingredion Inc.	96	12,306
International Flavors & Fragrances Inc.	114	13,362
Intuit Inc.	208	24,665
Jacobs Engineering Group Inc.[b]	146	8,548
JB Hunt Transport Services Inc.	126	12,484
Jones Lang LaSalle Inc.	70	7,212
Kimberly-Clark Corp.	448	54,266
L3 Technologies Inc.	80	12,695
Laboratory Corp. of America Holdings[b]	126	16,910
Lear Corp.	92	13,072
Leggett & Platt Inc.	218	10,403
Liberty Property Trust	161	6,181
Lincoln National Corp.	326	22,008

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

January 31, 2017

Security	Shares	Value
Linear Technology Corp.	288	$18,181
LyondellBasell Industries NV Class A	426	39,733
Mallinckrodt PLC[b]	146	7,115
ManpowerGroup Inc.	100	9,546
Marvell Technology Group Ltd.	638	9,487
McCormick & Co. Inc./MD	152	14,524
MEDNAX Inc.[b]	132	9,022
MercadoLibre Inc.	54	10,011
Mettler-Toledo International Inc.[b]	36	15,359
Michael Kors Holdings Ltd.[b]	234	10,018
MSCI Inc.	118	9,765
Nasdaq Inc.	148	10,440
National Retail Properties Inc.	132	5,755
Northrop Grumman Corp.	218	49,939
NVIDIA Corp.	710	77,518
O’Reilly Automotive Inc.[b]	120	31,472
Omnicom Group Inc.	282	24,153
ONEOK Inc.	298	16,423
Packaging Corp. of America	104	9,587
Patterson Companies Inc.	104	4,327
Paychex Inc.	410	24,719
People’s United Financial Inc.	382	7,163
Pinnacle West Capital Corp.	166	12,887
Principal Financial Group Inc.	369	21,066
Public Storage	189	40,635
Qorvo Inc.[b]	186	11,943
Quest Diagnostics Inc.	182	16,729
Raymond James Financial Inc.	160	11,989
ResMed Inc.	176	11,887
Robert Half International Inc.	172	8,094
Rockwell Automation Inc.	170	25,158
Rockwell Collins Inc.	172	15,611
Ross Stores Inc.	528	34,906
SCANA Corp.	218	14,977
SEI Investments Co.	178	8,635
Skyworks Solutions Inc.	264	24,219
Snap-on Inc.	74	13,433
Southwest Airlines Co.	222	11,613
Staples Inc.	806	7,415
Synopsys Inc.[b]	196	12,326
TE Connectivity Ltd.	80	5,948
Tesoro Corp.	156	12,613
Torchmark Corp.	162	11,914
Total System Services Inc.	242	12,265
Tyson Foods Inc. Class A	394	24,739

Security	Shares	Value
UGI Corp.	258	$11,963
Ulta Salon Cosmetics & Fragrance Inc.[b]	82	22,327
United Therapeutics Corp.[b]	58	9,491
Universal Health Services Inc. Class B	116	13,065
Unum Group	318	14,447
Valero Energy Corp.	608	39,982
Valspar Corp. (The)	76	8,411
Varex Imaging Corp.[b]	43	1,242
Varian Medical Systems Inc.[b]	108	8,386
WABCO Holdings Inc.[b]	80	8,722
Wabtec Corp./DE	122	10,570
Waters Corp.[b]	104	14,732
Westar Energy Inc.	206	11,266
Western Union Co. (The)	566	11,082
WR Berkley Corp.	136	9,141
Xerox Corp.	1,144	7,928
XL Group Ltd.	370	13,901
Xylem Inc./NY	230	11,341

		2,378,473

TOTAL COMMON STOCKS
(Cost: $4,484,624)		4,814,444

PREFERRED STOCKS — 1.37%

BRAZIL — 0.66%
Itausa-Investimentos Itau SA	10,939	32,273

		32,273
SOUTH KOREA — 0.71%
Samsung Electronics Co. Ltd.	26	35,149

		35,149

TOTAL PREFERRED STOCKS
(Cost: $49,489)		67,422

INVESTMENT COMPANIES — 0.73%

INDIA — 0.73%
iShares MSCI India ETF[d]	1,275	36,159

		36,159

TOTAL INVESTMENT COMPANIES
(Cost: $34,230)		36,159

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

January 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.93%

MONEY MARKET FUNDS — 0.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[e,f,g]	41,557	$41,569
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[e,f]	4,508	4,508

		46,077

TOTAL SHORT-TERM INVESTMENTS
(Cost: $46,073)		46,077

TOTAL INVESTMENTS IN SECURITIES — 100.60%
(Cost: $4,614,416)[h]		4,964,102
Other Assets, Less Liabilities — (0.60)%		(29,560)

NET ASSETS — 100.00%		$4,934,542

ADR  —  American Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Schedule 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $4,626,423. Net unrealized appreciation was $337,679, of which $518,585 represented gross unrealized appreciation on securities and $180,906 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI India ETF	900	375	—	1,275	$36,159	$94	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$4,814,444	$—	$0	[a]	$4,814,444
Preferred stocks	67,422	—	—		67,422
Investment companies	36,159	—	—		36,159
Money market funds	46,077	—	—		46,077

Total	$4,964,102	$—	$0	[a]	$4,964,102

[a]	Rounds to less than $1.

See notes to financial statements.

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.53%

AUSTRALIA — 5.99%
Aristocrat Leisure Ltd.	77,854	$903,091
Bendigo & Adelaide Bank Ltd.	65,516	624,193
Cochlear Ltd.	8,300	788,689
Dexus Property Group	140,905	960,573
Domino’s Pizza Enterprises Ltd.	8,798	397,066
Flight Centre Travel Group Ltd.	7,885	179,218
Fortescue Metals Group Ltd.	224,025	1,132,656
Goodman Group	259,075	1,361,003
GPT Group (The)	262,529	932,719
Harvey Norman Holdings Ltd.	80,925	307,171
LendLease Group	80,427	860,281
Mirvac Group	538,072	829,209
Qantas Airways Ltd.	72,755	188,341
REA Group Ltd.	7,477	298,339
Vocus Group Ltd.	73,584	225,680
Westfield Corp.	286,931	1,914,670

		11,902,899
BELGIUM — 1.24%
Ageas	28,552	1,221,286
Colruyt SA	9,628	471,138
Umicore SA	13,861	775,943

		2,468,367
CANADA — 5.52%
CAE Inc.	38,180	541,182
Cameco Corp.	57,602	732,092
CCL Industries Inc. Class B	4,067	835,392
Constellation Software Inc./Canada	2,739	1,234,740
Industrial Alliance Insurance & Financial Services Inc.	14,731	618,617
Keyera Corp.	26,716	782,782
Linamar Corp.	6,862	301,112
Magna International Inc. Class A	56,224	2,427,497
Metro Inc.	33,987	1,030,494
Teck Resources Ltd. Class B	82,170	2,009,896
Veresen Inc.	44,903	455,660

		10,969,464
DENMARK — 1.61%
Coloplast A/S Class B	17,264	1,236,261
DSV A/S	27,397	1,331,273
Tryg A/S	16,102	307,683
William Demant Holding A/Sa	17,347	324,667

		3,199,884

Security	Shares	Value
FINLAND — 2.47%
Elisa OYJ	20,501	$691,914
Kone OYJ Class B	4,067	184,159
Neste OYJ	18,675	651,074
Orion OYJ Class B	14,940	696,201
Stora Enso OYJ Class R	80,925	920,033
UPM-Kymmene OYJ	77,627	1,761,722

		4,905,103
FRANCE — 9.07%
Arkema SA	9,877	975,611
Atos SE	12,865	1,369,327
AXA SA	115,121	2,826,624
Capgemini SA	7,553	615,210
Cie. Generale des Etablissements Michelin Class B	26,285	2,823,009
CNP Assurances	24,817	466,261
Electricite de France SA	37,682	371,393
Renault SA	27,840	2,508,628
Rexel SA	43,575	758,409
SCOR SE	23,904	809,996
SEB SA	3,237	407,718
Societe BIC SA	4,150	542,898
Thales SA	15,355	1,440,040
Valeo SA	34,389	2,100,521

		18,015,645
GERMANY — 8.21%
adidas AG	27,267	4,291,934
Covestro AGb	10,209	766,674
Deutsche Lufthansa AG Registered[c]	34,777	463,593
Evonik Industries AG	11,869	384,548
GEA Group AG	26,394	1,090,758
Hannover Rueck SE	8,774	963,852
HeidelbergCement AG	20,761	1,999,982
Infineon Technologies AG	159,508	2,928,742
Innogy SEa,b	19,837	679,258
K+S AG Registered	27,805	704,345
METRO AG	25,232	861,949
Osram Licht AG	12,900	747,658
RTL Group SAa	5,644	430,440

		16,313,733
HONG KONG — 2.80%
HK Electric Investments & HK Electric Investments Ltd.[b]	373,500	311,918
Hysan Development Co. Ltd.	83,000	379,735

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

January 31, 2017

Security	Shares	Value
Kerry Properties Ltd.	83,000	$235,864
NWS Holdings Ltd.	249,000	448,623
Sino Land Co. Ltd.	498,000	827,930
WH Group Ltd.[b]	1,203,500	918,211
Wharf Holdings Ltd. (The)	197,000	1,486,510
Wheelock & Co. Ltd.	83,000	506,492
Yue Yuen Industrial Holdings Ltd.	124,500	455,682

		5,570,965
ISRAEL — 1.17%
Bank Hapoalim BM	153,603	927,653
Bank Leumi le-Israel BMa	207,814	858,950
Mizrahi Tefahot Bank Ltd.	19,983	307,517
Taro Pharmaceutical Industries Ltd.[a,c]	2,158	225,489

		2,319,609
ITALY — 0.12%
UnipolSai SpA	118,856	247,390

		247,390
JAPAN — 22.55%
Aeon Mall Co. Ltd.	16,600	241,682
Air Water Inc.	16,600	308,481
Alfresa Holdings Corp.	24,900	410,300
Amada Holdings Co. Ltd.	49,800	587,912
Bank of Kyoto Ltd. (The)	83,000	652,498
Brother Industries Ltd.	33,200	615,782
Chiba Bank Ltd. (The)	84,000	552,911
Chugoku Bank Ltd. (The)	24,900	368,053
Concordia Financial Group Ltd.	166,000	882,089
Daicel Corp.	41,500	461,541
Daito Trust Construction Co. Ltd.	8,900	1,248,332
Daiwa House Industry Co. Ltd.	83,000	2,259,045
DeNA Co. Ltd.	16,600	372,919
Fuji Heavy Industries Ltd.	91,300	3,682,008
Fukuoka Financial Group Inc.	83,000	368,643
Hachijuni Bank Ltd. (The)	58,100	344,239
Hiroshima Bank Ltd. (The)	83,000	390,024
Hitachi Chemical Co. Ltd.	16,600	473,338
Hitachi High-Technologies Corp.	8,300	357,215
Hitachi Metals Ltd.	33,200	461,836
Idemitsu Kosan Co. Ltd.	8,300	257,682
Iida Group Holdings Co. Ltd.	24,900	467,808
ITOCHU Corp.	215,800	2,982,765
Japan Airlines Co. Ltd.	16,600	531,141
JSR Corp.	24,900	429,101
Kakaku.com Inc.	16,600	301,403

Security	Shares	Value
Kamigumi Co. Ltd.	11,000	$107,289
Kaneka Corp.	36,000	311,472
Koito Manufacturing Co. Ltd.	16,600	881,794
Konami Holdings Corp.	16,600	666,507
Kuraray Co. Ltd.	49,800	792,730
Kyushu Financial Group Inc.	49,800	345,050
Lion Corp.	31,000	540,004
Maruichi Steel Tube Ltd.	8,300	279,432
Mebuki Financial Group Inc.	132,800	513,151
Medipal Holdings Corp.	24,900	404,549
Miraca Holdings Inc.	8,300	380,440
Mitsubishi Chemical Holdings Corp.	199,200	1,397,364
Mitsubishi Gas Chemical Co. Inc.	24,900	479,752
Mixi Inc.	8,300	360,902
NH Foods Ltd.	4,000	109,261
Nippon Electric Glass Co. Ltd.	83,000	479,973
Nippon Telegraph & Telephone Corp.	99,600	4,405,138
Nisshin Seifun Group Inc.	24,900	379,776
NOK Corp.	16,600	337,972
Oji Holdings Corp.	118,000	524,095
Oracle Corp. Japan	5,000	280,702
Osaka Gas Co. Ltd.	271,000	1,017,559
Park24 Co. Ltd.	16,600	459,329
Pola Orbis Holdings Inc.	2,300	219,018
Stanley Electric Co. Ltd.	24,900	704,477
Start Today Co. Ltd.	24,900	469,578
Sumitomo Dainippon Pharma Co. Ltd.	24,900	421,138
Sumitomo Heavy Industries Ltd.	83,000	573,609
Sumitomo Rubber Industries Ltd.	24,900	390,393
Sundrug Co. Ltd.	8,300	573,609
Suruga Bank Ltd.	24,900	570,660
Suzuken Co. Ltd./Aichi Japan	8,300	275,008
Taiheiyo Cement Corp.	166,000	582,456
Teijin Ltd.	24,900	527,750
Toho Gas Co. Ltd.	83,000	621,532
Toppan Printing Co. Ltd.	83,000	817,650
Toyo Suisan Kaisha Ltd.	8,300	297,126
Toyoda Gosei Co. Ltd.	8,300	200,616
Tsuruha Holdings Inc.	8,300	781,523
Yamada Denki Co. Ltd.	91,300	504,451
Yamaguchi Financial Group Inc.	25,000	273,817
Yokogawa Electric Corp.	33,200	532,616

		44,800,016

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

January 31, 2017

Security	Shares	Value
NETHERLANDS — 3.84%
Aegon NV	265,683	$1,439,064
Boskalis Westminster	5,644	208,937
Koninklijke Ahold Delhaize NV	183,775	3,911,539
Koninklijke Vopak NV	10,375	445,295
NN Group NV	45,816	1,620,572

		7,625,407
SINGAPORE — 0.89%
Golden Agri-Resources Ltd.	1,020,900	307,980
SATS Ltd.	92,100	345,179
Singapore Exchange Ltd.	109,100	574,618
UOL Group Ltd.	83,000	375,291
Yangzijiang Shipbuilding Holdings Ltd.[c]	282,200	161,252

		1,764,320
SPAIN — 1.57%
Mapfre SA	154,712	468,152
Repsol SA	164,104	2,422,563
Zardoya Otis SA	27,059	228,093

		3,118,808
SWEDEN — 1.74%
Boliden AB	39,923	1,165,045
L E Lundbergforetagen AB Class B	5,644	363,500
Securitas AB Class B	45,484	724,281
Skanska AB Class B	49,219	1,204,913

		3,457,739
SWITZERLAND — 11.81%
Actelion Ltd. Registered	14,027	3,653,901
Aryzta AG	12,699	349,589
Baloise Holding AG Registered	7,221	929,523
EMS-Chemie Holding AG Registered	1,162	600,669
Geberit AG Registered	5,312	2,269,957
Kuehne + Nagel International AG Registered	7,802	1,065,994
Lonza Group AG Registered	7,553	1,384,895
Pargesa Holding SA Bearer	4,980	331,378
Partners Group Holding AG	2,490	1,258,755
Schindler Holding AG Participation Certificates	5,893	1,122,931
Schindler Holding AG Registered	2,656	500,726
SGS SA Registered	830	1,759,943
Sika AG Bearer	332	1,744,800
Swiss Life Holding AG Registered	4,648	1,409,099

Security	Shares	Value
Swiss Prime Site AG Registered	10,020	$835,846
Swiss Re AG	45,401	4,238,224

		23,456,230
UNITED KINGDOM — 18.93%
3i Group PLC	141,789	1,248,694
Aberdeen Asset Management PLC	133,713	440,916
Admiral Group PLC	30,577	683,208
Ashtead Group PLC	72,607	1,467,031
Babcock International Group PLC	36,520	410,296
BAE Systems PLC	460,693	3,373,261
Barratt Developments PLC	145,572	874,880
Berkeley Group Holdings PLC	19,007	669,556
Bunzl PLC	48,672	1,279,184
Coca-Cola HBC AG	26,394	601,698
Croda International PLC	19,090	804,094
DCC PLC	12,817	1,031,199
Direct Line Insurance Group PLC	199,729	892,041
Dixons Carphone PLC	140,897	559,973
GKN PLC	244,687	1,057,126
Hargreaves Lansdown PLC	37,106	631,622
IMI PLC	39,448	578,681
Investec PLC	51,823	366,090
ITV PLC	525,971	1,344,624
J Sainsbury PLC	235,139	762,942
Johnson Matthey PLC	28,220	1,154,222
Meggitt PLC	113,225	595,292
Mondi PLC	53,402	1,176,411
Old Mutual PLC	714,963	1,868,252
Persimmon PLC	44,688	1,084,522
Petrofac Ltd.	38,346	442,389
Provident Financial PLC	21,365	732,461
Randgold Resources Ltd.	8,646	734,778
RELX PLC	157,741	2,824,001
Sage Group PLC (The)	154,189	1,189,130
Smith & Nephew PLC	130,024	1,935,190
Smiths Group PLC	57,353	1,083,059
Tate & Lyle PLC	67,645	570,624
Taylor Wimpey PLC	472,605	993,551
Travis Perkins PLC	36,271	663,041
William Hill PLC	126,326	411,472
Wm Morrison Supermarkets PLC	316,601	940,424
Wolseley PLC	2,230	137,669

		37,613,604

TOTAL COMMON STOCKS
(Cost: $189,049,256)		197,749,183

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

January 31, 2017

Security	Shares	Value
PREFERRED STOCKS — 0.23%

GERMANY — 0.23%
Fuchs Petrolub SE	10,209	$466,580

		466,580

TOTAL PREFERRED STOCKS
(Cost: $433,917)		466,580

SHORT-TERM INVESTMENTS — 0.44%

MONEY MARKET FUNDS — 0.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	683,888	684,093
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	185,126	185,126

		869,219

TOTAL SHORT-TERM INVESTMENTS
(Cost: $869,126)		869,219

Value
TOTAL INVESTMENTS IN SECURITIES — 100.20%
(Cost: $190,352,299)[g]	$199,084,982
Other Assets, Less Liabilities — (0.20)%	(405,539)

NET ASSETS — 100.00%	$198,679,443

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $190,982,742. Net unrealized appreciation was $8,102,240, of which $12,783,687 represented gross unrealized appreciation on securities and $4,681,447 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$197,749,183	$—	$—	$197,749,183
Preferred stocks	466,580	—	—	466,580
Money market funds	869,219	—	—	869,219

Total	$199,084,982	$—	$—	$199,084,982

See notes to financial statements.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.19%

AUSTRALIA — 9.88%
Altium Ltd.	1,304	$7,989
APN Outdoor Group Ltd.	1,873	8,005
ARB Corp. Ltd.	704	8,663
Asaleo Care Ltd.	4,296	4,925
Australian Pharmaceutical Industries Ltd.	4,170	5,967
Bapcor Ltd.	2,768	11,515
Bellamy’s Australia Ltd.[a]	810	2,601
BlueScope Steel Ltd.	6,277	53,418
Cabcharge Australia Ltd.	1,388	3,846
Cedar Woods Properties Ltd.	769	3,141
Centuria Industrial REIT	1,714	3,227
Charter Hall Group	4,224	15,071
Corporate Travel Management Ltd.[a]	662	8,734
Credit Corp. Group Ltd.	484	6,437
Energy World Corp. Ltd.[b]	8,620	2,552
Evolution Mining Ltd.	12,952	20,943
Folkestone Education Trust	2,148	4,060
Galaxy Resources Ltd.[a,b]	17,716	8,204
Gateway Lifestyle	3,568	5,499
GDI Property Group	5,788	4,372
Genworth Mortgage Insurance Australia Ltd.	2,769	7,000
Hansen Technologies Ltd.	1,628	4,771
IDP Education Ltd.	1,536	4,758
IPH Ltd.	1,044	3,899
JB Hi-Fi Ltd.	1,268	26,616
Liquefied Natural Gas Ltd.[a,b]	6,196	4,022
McMillan Shakespeare Ltd.	774	6,158
Michael Hill International Ltd.	2,024	1,974
Mineral Resources Ltd.	1,460	13,622
Myer Holdings Ltd.	9,190	8,442
Nanosonics Ltd.[b]	2,610	5,706
Northern Star Resources Ltd.	6,724	19,448
OFX Group Ltd.	2,682	3,400
oOh!media Ltd.	1,745	5,921
OZ Minerals Ltd.	3,212	21,897
Primary Health Care Ltd.	5,722	16,289
Programmed Maintenance Services Ltd.	2,798	4,036
RCG Corp. Ltd.	3,564	3,693
Regis Resources Ltd.	5,241	12,652
Resolute Mining Ltd.	8,122	8,971
Retail Food Group Ltd.	1,388	6,786
Saracen Mineral Holdings Ltd.[b]	8,192	6,592

Security	Shares	Value
SG Fleet Group Ltd.	1,330	$3,453
Shopping Centres Australasia Property Group	8,054	13,268
Sigma Pharmaceuticals Ltd.	11,984	10,963
Sirtex Medical Ltd.	653	7,129
SmartGroup Corp. Ltd.	958	4,691
Southern Cross Media Group Ltd.	7,794	8,698
St. Barbara Ltd.[b]	5,882	10,360
Tassal Group Ltd.	1,737	6,092
Technology One Ltd.	2,756	10,775
TFS Corp. Ltd.[a]	3,926	4,679
Virtus Health Ltd.	822	3,189
Vita Group Ltd.	1,414	3,414
Webjet Ltd.	990	8,478
Westgold Resources Ltd.[b]	1,981	2,985
Whitehaven Coal Ltd.[b]	5,824	12,556
WPP AUNZ Ltd.	4,208	3,386

		499,938
AUSTRIA — 0.05%
Kapsch TrafficCom AG	62	2,553

		2,553
BELGIUM — 2.32%
Aedifica SA	122	9,279
AGFA-Gevaert NVb	1,996	7,880
Barco NV	118	10,257
Econocom Group SA/NV	648	9,783
Elia System Operator SA/NV	330	16,466
EVS Broadcast Equipment SA	164	5,680
Gimv NV	202	11,275
Intervest Offices & Warehouses NV	152	3,811
Ion Beam Applications	238	10,115
Melexis NV	238	17,881
Orange Belgium SAb	348	7,856
Sioen Industries NV	78	2,465
Van de Velde NV	68	4,760

		117,508
CANADA — 7.36%
Air Canada[b]	772	7,917
Altus Group Ltd./Canada	402	9,204
Asanko Gold Inc.[b]	2,174	7,954
Bird Construction Inc.	522	3,547
Canam Group Inc.	390	2,755
Canfor Pulp Products Inc.	396	3,180
Cascades Inc.	738	6,708

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
China Gold International Resources Corp. Ltd.[b]	2,810	$5,647
CT REIT	300	3,380
Endeavour Mining Corp.[a,b]	710	13,538
Enerflex Ltd.	1,016	14,284
Evertz Technologies Ltd.	338	4,459
Exco Technologies Ltd.	354	2,791
FirstService Corp.	386	19,230
Fortuna Silver Mines Inc.[b]	1,582	9,829
Guyana Goldfields Inc.[b]	1,829	9,063
High Liner Foods Inc.	216	3,171
InterRent REIT	392	2,234
Intertape Polymer Group Inc.	660	12,013
Ithaca Energy Inc.[a,b]	3,898	5,232
Ivanhoe Mines Ltd. Class Ab	7,056	21,486
Kinaxis Inc.[b]	190	9,573
Kirkland Lake Gold Ltd.[b]	1,665	11,915
Klondex Mines Ltd.[b]	1,586	7,834
Knight Therapeutics Inc.[b]	1,243	9,801
Lucara Diamond Corp.	3,368	7,595
Magellan Aerospace Corp.	168	2,290
Martinrea International Inc.	1,084	6,851
Medical Facilities Corp.	334	4,857
Milestone Apartments REIT	420	6,765
MTY Food Group Inc.	192	6,963
New Flyer Industries Inc.	476	15,225
OceanaGold Corp.	6,696	23,215
Parex Resources Inc.[b]	1,772	20,578
Pure Industrial Real Estate Trust	800	3,492
Richmont Mines Inc.[b]	618	5,058
Rogers Sugar Inc.	982	5,001
Sandvine Corp.	1,772	3,833
Silvercorp Metals Inc.	1,846	5,550
Sleep Country Canada Holdings Inc.[c]	340	7,427
Spin Master Corp.[b,c]	248	5,986
Stornoway Diamond Corp.[b]	4,838	3,154
TransAlta Renewables Inc.	1,062	12,056
Valener Inc.	510	8,004
Western Forest Products Inc.	4,554	6,497
Yellow Pages Ltd./Canada[b]	363	4,984

		372,126

DENMARK — 2.06%
ALK-Abello A/S	68	10,029
Alm Brand A/S	806	6,325
Ambu A/S Class B	314	13,437

Security	Shares	Value
Dfds A/S	342	$16,728
IC Group A/S	134	2,785
NNIT A/Sc	153	4,035
Per Aarsleff Holding A/S	232	6,001
Royal Unibrew A/S	484	18,377
SimCorp A/S	460	23,569
TORM PLC	296	2,774

		104,060
FINLAND — 0.18%
Atria OYJ	166	2,072
F-Secure OYJ	1,014	3,551
Ponsse OYJ	138	3,549

		9,172
FRANCE — 3.81%
ABC Arbitrage	484	3,562
Albioma SA	262	4,474
Altamir Amboise SCA	264	3,777
Alten SA	302	22,520
Assystem	108	3,429
Axway Software SA	84	2,623
Boiron SA	72	6,653
Bonduelle SCA	170	4,389
Cie. des Alpes	118	2,469
Devoteam SA	58	3,654
Euronext NVc	654	28,960
Groupe Crit	32	2,549
Groupe Fnac SAb	189	12,255
Guerbet	70	6,057
IPSOS	372	12,328
Mersen SA	158	3,876
MGI Coutier	120	3,377
Neopost SA	378	12,496
Nexity SA	412	20,241
Oeneo SA	306	2,728
Sartorius Stedim Biotech	294	17,793
Synergie SA	84	3,471
Trigano SA	104	9,329

		193,010
GERMANY — 4.34%
ADO Properties SAc	292	10,444
ADVA Optical Networking SEb	558	4,664
Amadeus Fire AG	58	4,576
AURELIUS Equity Opportunities SE & Co KGaA[a]	274	17,278
Bechtle AG	174	17,642

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
bet-at-home.com AG	24	$2,349
Bijou Brigitte AG	50	3,024
CANCOM SEa	186	8,721
Cewe Stiftung & Co. KGAA	60	4,879
Deutsche Beteiligungs AG	150	5,396
DEUTZ AG	1,020	6,765
Freenet AG	1,373	41,190
Gesco AG	138	3,410
GFT Technologies SE	172	3,592
Grammer AG	120	6,759
H&R GmbH & Co. KGaA[b]	148	2,471
Hypoport AGa,b	38	3,483
Isra Vision AG	38	4,599
Jenoptik AG	570	10,900
Koenig & Bauer AGb	152	8,074
Nemetschek SE	178	9,095
PATRIZIA Immobilien AGb	477	7,668
S&T AG	378	3,472
STRATEC Biomedical AG	54	2,842
TLG Immobilien AG	754	14,325
Wuestenrot & Wuerttembergische AG	264	5,349
XING AG	34	6,651

		219,618
HONG KONG — 2.26%
Citic Telecom International Holdings Ltd.	18,000	5,892
Emperor Entertainment Hotel Ltd.	10,000	2,345
G-Resources Group Ltd.	264,000	4,695
Great Eagle Holdings Ltd.	2,000	9,112
Hutchison Telecommunications Hong Kong Holdings Ltd.	16,000	5,196
Lai Sun Development Co. Ltd.	120,000	2,583
Liu Chong Hing Investment Ltd.	4,000	5,547
Man Wah Holdings Ltd.[a]	16,000	10,269
NewOcean Energy Holdings Ltd.	12,000	3,263
Prosperity REIT	14,000	5,683
Shun Tak Holdings Ltd.[b]	20,000	6,934
SITC International Holdings Co. Ltd.	14,000	8,751
SmarTone Telecommunications Holdings Ltd.	4,000	5,516
SUNeVision Holdings Ltd.	8,000	3,846
Sunlight REIT	12,000	7,269
Truly International Holdings Ltd.	16,000	6,557
VST Holdings Ltd.	8,000	2,815
Xinyi Glass Holdings Ltd.	20,000	18,068

		114,341

Security	Shares	Value
IRELAND — 0.29%
Hibernia REIT PLC	8,000	$10,521
Irish Residential Properties REIT PLC	3,272	4,102

		14,623
ISRAEL — 1.29%
Delek Automotive Systems Ltd.	392	3,599
El Al Israel Airlines	2,780	1,816
Formula Systems 1985 Ltd.	86	3,336
Ituran Location and Control Ltd.	248	6,832
Matrix IT Ltd.	416	3,345
Orbotech Ltd.[b]	505	17,620
REIT 1 Ltd.	2,148	6,329
Sapiens International Corp. NV	312	4,151
Tower Semiconductor Ltd.[b]	860	18,389

		65,417
ITALY — 1.53%
Ascopiave SpA	816	2,402
Biesse SpA	164	3,375
Datalogic SpA	254	5,207
DiaSorin SpA	252	15,047
El.En. SpA	88	2,134
Esprinet SpA	334	2,472
Fila SpA	230	3,380
La Doria SpA	213	1,922
Recordati SpA	1,092	31,049
Reply SpA	54	6,945
Technogym SpA[b,c]	730	3,645

		77,578
JAPAN — 28.25%
Aichi Steel Corp.	200	8,785
Akita Bank Ltd. (The)	2,000	6,325
Amano Corp.	800	15,371
Arcland Sakamoto Co. Ltd.	400	4,914
AS ONE Corp.	200	9,238
Asahi Holdings Inc.	400	7,963
Bank of Iwate Ltd. (The)	200	8,039
Bank of Nagoya Ltd. (The)	200	7,257
Bank of Saga Ltd. (The)	2,000	5,134
Bank of the Ryukyus Ltd.	600	8,059
Belc Co. Ltd.	200	7,391
Belluna Co. Ltd.	600	4,131
Benefit One Inc.	200	5,106
BML Inc.	400	9,665
Bunka Shutter Co. Ltd.	600	4,855

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Cawachi Ltd.	200	$5,163
Chori Co. Ltd.	200	3,479
Ci:z Holdings Co. Ltd.	400	11,566
CKD Corp.	800	10,738
Cocokara fine Inc.	200	8,332
CONEXIO Corp.	200	2,633
Corona Corp.	200	2,025
Create SD Holdings Co. Ltd.	400	8,840
Daihen Corp.	2,000	12,916
Daikyonishikawa Corp.	400	5,241
Daiwa Industries Ltd.	400	3,482
Daiwabo Holdings Co. Ltd.	2,000	4,957
DCM Holdings Co. Ltd.	1,200	10,798
Denyo Co. Ltd.	200	2,928
Doshisha Co. Ltd.	400	7,696
DTS Corp.	400	9,082
Eighteenth Bank Ltd. (The)	2,000	6,200
Eiken Chemical Co. Ltd.	200	5,163
Eizo Corp.	200	5,650
Elecom Co. Ltd.	200	3,406
en-japan Inc.	400	7,252
EPS Holdings Inc.	400	5,088
FCC Co. Ltd.	400	7,277
Foster Electric Co. Ltd.	400	6,293
Fuji Oil Holdings Inc.	800	16,060
Fujibo Holdings Inc.	200	5,969
Fujicco Co. Ltd.	400	8,894
Fujimori Kogyo Co. Ltd.	200	5,276
Fukushima Industries Corp.	200	6,351
Funai Soken Holdings Inc.	400	6,222
Fuso Chemical Co. Ltd.	200	4,441
G-Tekt Corp.	200	3,770
Gecoss Corp.	200	1,901
Geo Holdings Corp.	400	4,637
Godo Steel Ltd.	200	3,397
Gurunavi Inc.	400	8,847
Heiwado Co. Ltd.	400	9,252
Hibiya Engineering Ltd.	200	3,017
Hisaka Works Ltd.	400	3,329
Hogy Medical Co. Ltd.	200	12,258
Hokuetsu Bank Ltd. (The)	200	4,754
Idec Corp./Japan	400	4,122
Inaba Denki Sangyo Co. Ltd.	200	7,115
Inabata & Co. Ltd.	600	6,870
Ines Corp.	400	4,097

Security	Shares	Value
Istyle Inc.[a]	400	$2,750
ITOCHU Enex Co. Ltd.	600	4,882
Japan Lifeline Co. Ltd.	200	3,749
Justsystems Corp.	400	4,409
K&O Energy Group Inc.	200	3,166
Kaga Electronics Co. Ltd.	200	3,484
Kamei Corp.	400	4,552
Kanematsu Corp.	4,000	7,071
Kanematsu Electronics Ltd.	200	4,655
Kasai Kogyo Co. Ltd.	400	4,640
Kato Sangyo Co. Ltd.	400	9,633
Keiyo Bank Ltd. (The)	2,000	9,238
Kitz Corp.	1,200	7,344
Kohnan Shoji Co. Ltd.	400	7,476
Konishi Co. Ltd.	400	4,644
Konoike Transport Co. Ltd.	400	5,298
Kotobuki Spirits Co. Ltd.	200	4,852
Kurabo Industries Ltd.	2,000	4,175
Kureha Corp.	200	8,519
KYORIN Holdings Inc.	600	13,143
Kyudenko Corp.	400	10,890
Lasertec Corp.	200	4,186
Leopalace21 Corp.	3,200	18,420
Maeda Road Construction Co. Ltd.	1,000	17,331
Marudai Food Co. Ltd.	2,000	8,705
MCJ Co. Ltd.	600	6,167
Melco Holdings Inc.	200	5,765
Menicon Co. Ltd.	100	2,985
Mimasu Semiconductor Industry Co. Ltd.	200	3,239
Miroku Jyoho Service Co. Ltd.	200	2,999
Mitsubishi Steel Manufacturing Co. Ltd.	2,000	4,584
Mitsui Fudosan Logistics Park Inc.	4	12,081
Mitsui High-Tec Inc.	400	3,091
Miyazaki Bank Ltd. (The)	2,000	6,662
Morita Holdings Corp.	400	5,685
Nagaileben Co. Ltd.	400	9,078
Neturen Co. Ltd.	400	3,198
Nichias Corp.	2,000	20,591
Nichiha Corp.	400	10,290
Nippon Ceramic Co. Ltd.	200	3,699
Nippon Flour Mills Co. Ltd.	1,000	14,213
Nippon Light Metal Holdings Co. Ltd.	7,400	18,143
Nippon Signal Co. Ltd.	600	5,708
Nippon Soda Co. Ltd.	2,000	9,771
Nippon Steel & Sumikin Bussan Corp.	200	8,270

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Nishimatsuya Chain Co. Ltd.	600	$7,504
Nisshin OilliO Group Ltd. (The)	2,000	9,469
Nissin Electric Co. Ltd.	600	7,211
Nitta Corp.	200	5,454
Nitto Kohki Co. Ltd.	200	4,459
Nojima Corp.	400	4,417
Noritake Co. Ltd./Nagoya Japan	200	5,149
Oita Bank Ltd. (The)	2,000	7,533
Okinawa Electric Power Co. Inc. (The)	600	13,911
Osaka Soda Co. Ltd.	2,000	8,812
Outsourcing Inc.	200	6,742
Pacific Industrial Co. Ltd.	600	7,451
Pack Corp. (The)	200	5,250
PALTAC Corp.	400	10,379
Paramount Bed Holdings Co. Ltd.	200	8,066
Piolax Inc.	200	12,934
Press Kogyo Co. Ltd.	1,800	8,202
Pressance Corp.	400	4,839
Prestige International Inc.	800	5,856
Prima Meat Packers Ltd.	2,000	7,835
Proto Corp.	200	2,482
Raito Kogyo Co. Ltd.	600	6,316
Relo Group Inc.	200	29,456
Ryobi Ltd.	2,000	9,167
Ryosan Co. Ltd.	400	12,472
Ryoyo Electro Corp.	400	5,085
S Foods Inc.[a]	200	5,445
Sakai Chemical Industry Co. Ltd.	2,000	7,089
Sakata INX Corp.	600	7,888
Sanyo Special Steel Co. Ltd.	2,000	10,642
Seiren Co. Ltd.	600	7,456
Sekisui Jushi Corp.	400	6,399
Septeni Holdings Co. Ltd.[a]	1,000	3,242
Shikoku Bank Ltd. (The)	2,000	5,028
Shin-Etsu Polymer Co. Ltd.	800	5,891
Shinko Plantech Co. Ltd.	600	4,312
Shizuoka Gas Co. Ltd.	600	3,901
Showa Sangyo Co. Ltd.	2,000	10,624
SIIX Corp.	200	7,302
Sintokogio Ltd.	600	5,479
Sosei Group Corp.[b]	200	23,256
Stella Chemifa Corp.	200	6,094
Sumitomo Bakelite Co. Ltd.	2,000	11,868
Sumitomo Densetsu Co. Ltd.	200	2,278
Sumitomo Real Estate Sales Co. Ltd.	400	9,139

Security	Shares	Value
Sun Frontier Fudousan Co. Ltd.	200	$1,785
T-Gaia Corp.	400	6,573
Tachi-S Co. Ltd.	400	6,630
Taiho Kogyo Co. Ltd.	200	2,928
Tatsuta Electric Wire and Cable Co. Ltd.	1,400	5,745
TechnoPro Holdings Inc.	400	13,840
Teikoku Sen-I Co. Ltd.	200	2,706
TKC Corp.	200	6,058
Tocalo Co. Ltd.	200	4,557
Tochigi Bank Ltd. (The)	1,400	7,151
Toho Bank Ltd. (The)	2,000	7,550
Toho Holdings Co. Ltd.	600	12,941
Tokai Corp./Gifu	200	7,044
Tokyo Seimitsu Co. Ltd.	600	19,720
Tokyo TY Financial Group Inc.	200	6,982
Tokyu Construction Co. Ltd.	1,000	7,888
TOMONY Holdings Inc.	1,800	9,642
Topre Corp.	400	10,219
Topy Industries Ltd.	200	5,614
Toridoll Holdings Corp.	200	4,377
Totetsu Kogyo Co. Ltd.	200	5,907
Towa Bank Ltd. (The)	6,000	6,129
Towa Pharmaceutical Co. Ltd.	200	7,799
Toyo Construction Co. Ltd.	1,000	3,624
Toyo Corp./Chuo-ku	400	3,486
Toyo Kanetsu KK	2,000	5,952
Toyo Kohan Co. Ltd.	1,000	3,642
TPR Co. Ltd.	200	5,729
Trusco Nakayama Corp.	400	9,117
Tsukuba Bank Ltd.	1,600	4,875
Tsukui Corp.	800	5,415
Tsurumi Manufacturing Co. Ltd.	200	2,771
UKC Holdings Corp.	200	3,900
Unipres Corp.	400	8,457
Unitika Ltd.[b]	8,000	5,756
Valor Holdings Co. Ltd.	400	10,425
Vital KSK Holdings Inc.	400	3,574
W-Scope Corp.[a]	400	6,516
Wakita & Co. Ltd.	600	5,570
Warabeya Nichiyo Holdings Co. Ltd.	200	4,362
Yahagi Construction Co. Ltd.	400	3,773
YAMABIKO Corp.	800	11,278
Yamanashi Chuo Bank Ltd. (The)	2,000	9,451
Yamato Kogyo Co. Ltd.	400	12,010
Yellow Hat Ltd.	200	4,596

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Yodogawa Steel Works Ltd.	200	$5,721
Yondoshi Holdings Inc.	200	4,409
Yonex Co. Ltd.	200	9,594
Yorozu Corp.	200	2,791
Yuasa Trading Co. Ltd.	200	5,427
Zojirushi Corp.[a]	400	5,248

		1,429,486
NETHERLANDS — 0.90%
Accell Group	266	6,239
AMG Advanced Metallurgical Group NV	254	4,705
BE Semiconductor Industries NV	380	13,725
Corbion NV	650	16,645
Kendrion NV	150	4,263

		45,577
NEW ZEALAND — 0.27%
Metlifecare Ltd.	1,338	5,474
Summerset Group Holdings Ltd.	2,196	7,970

		13,444
NORWAY — 2.87%
Atea ASA	986	9,617
Austevoll Seafood ASA	1,008	9,342
Bakkafrost P/F	440	16,942
Borregaard ASA	1,188	13,103
Kongsberg Automotive ASA[b]	4,486	3,179
Leroy Seafood Group ASA	318	17,744
Ocean Yield ASA	560	4,254
Salmar ASA	592	16,786
Sparebank 1 Nord Norge	1,048	6,910
Stolt-Nielsen Ltd.	258	3,904
Subsea 7 SAb	2,938	40,029
Wilh Wilhelmsen ASA[b]	694	3,416

		145,226
PORTUGAL — 0.05%
Corticeira Amorim SGPS SA	252	2,372

		2,372
SINGAPORE — 0.81%
Accordia Golf Trust	9,000	4,280
Ascendas India Trust	8,600	6,410
Chip Eng Seng Corp. Ltd.	6,400	3,021
Manulife US Real Estate Investment Trust[b]	6,400	5,472
QAF Ltd.	3,200	3,305
RHT Health Trust	6,800	4,441
Riverstone Holdings Ltd./Singapore	4,400	2,748

Security	Shares	Value
Sheng Siong Group Ltd.	6,800	$4,489
Yanlord Land Group Ltd.	6,800	6,709

		40,875
SPAIN — 0.60%
Cia. de Distribucion Integral Logista Holdings SA	467	11,295
Faes Farma SA	2,962	10,996
Miquel y Costas & Miquel SA	199	5,269
Papeles y Cartones de Europa SA	458	2,764

		30,324
SWEDEN — 3.99%
Attendo ABc	1,056	9,845
Avanza Bank Holding AB	272	12,462
B&B Tools AB Class B	286	6,560
Bilia AB Class A	463	11,123
BioGaia AB Class B	160	5,802
Byggmax Group AB	634	4,297
Catena Media PLC[b]	330	3,615
Concentric AB	536	7,189
Duni AB	364	5,205
Evolution Gaming Group ABa,c	228	7,329
Granges AB	815	9,044
Haldex AB	472	6,425
Industrial & Financial Systems Class B	56	2,540
Investment AB Oresund	344	5,962
Inwido AB	616	6,624
ITAB Shop Concept AB Class B	438	4,196
Kambi Group PLC[b]	279	3,255
KappAhl AB	676	4,060
Lifco AB Class B	472	13,493
Mycronic AB	736	8,398
NetEnt AB	2,016	16,201
New Wave Group AB Class B	616	3,841
Nolato AB Class B	232	6,874
Oriflame Holding AGb	454	13,773
Probi AB	64	3,822
RaySearch Laboratories AB	230	4,789
Starbreeze ABa,b	2,046	3,768
Tethys Oil AB	552	4,673
Vitrolife AB	147	6,836

		202,001
SWITZERLAND — 5.31%
APG SGA SA	16	7,298
Ascom Holding AG Registered	418	7,012
Autoneum Holding AG	30	7,845

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Bell AG	12	$5,072
BKW AG	138	6,987
Bossard Holding AG	66	11,011
Burkhalter Holding AG	42	5,938
Comet Holding AG Registered	8	7,930
Feintool International Holding AG	28	3,559
Forbo Holding AG Registered	12	16,566
Gurit Holding AG Bearer	6	4,655
Huber & Suhner AG Registered	164	10,240
Inficon Holding AG Registered	20	8,448
Intershop Holdings AG	12	6,094
Kardex AG Bearer	84	8,429
Komax Holding AG Registered	38	9,995
Mobilezone Holding AGa	206	3,038
Orior AG	72	5,845
Rieter Holding AG Registered	36	6,853
Schweiter Technologies AG Bearer	12	13,574
Siegfried Holding AG Registered	36	7,856
Straumann Holding AG Registered	108	43,568
Swissquote Group Holding SA Registered	116	2,845
Tecan Group AG Registered	116	18,201
u-blox Holding AG	72	13,005
VAT Group AGb,c	164	15,708
Walter Meier AG	64	2,407
Ypsomed Holding AG	28	5,188
Zehnder Group AGb	108	3,612

		268,779
UNITED KINGDOM — 20.77%
888 Holdings PLC	1,646	4,659
Abcam PLC	2,005	20,647
Acacia Mining PLC	1,955	10,588
Advanced Medical Solutions Group PLC	2,358	5,933
Amec Foster Wheeler PLC	4,400	24,462
Beazley PLC	5,790	29,546
Bellway PLC	1,370	42,814
BGEO Group PLC	434	16,162
boohoo.com PLC[b]	7,358	13,122
Bovis Homes Group PLC	1,500	15,578
Brewin Dolphin Holdings PLC	3,126	12,314
Cape PLC	1,626	3,692
Card Factory PLC	3,372	10,593
Centamin PLC	12,704	25,061
Chesnara PLC	1,424	6,450
Cineworld Group PLC	2,118	16,348
Clinigen Healthcare Ltd.[b]	976	9,676

Security	Shares	Value
CMC Markets PLC[c]	1,486	$2,073
Conviviality PLC	1,898	6,029
Costain Group PLC	1,080	5,014
Crest Nicholson Holdings PLC	2,826	17,990
CVS Group PLC	601	7,856
Dart Group PLC	1,106	7,096
Debenhams PLC	9,684	6,402
Diploma PLC	1,308	16,703
Domino’s Pizza Group PLC	5,550	25,297
Electrocomponents PLC	4,920	30,008
EMIS Group PLC	596	6,617
Enterprise Inns PLC[b]	5,534	9,225
Entertainment One Ltd.	3,834	11,128
esure Group PLC	3,410	8,632
Ferrexpo PLC[b]	1,864	3,565
Forterra PLC[c]	904	2,030
Foxtons Group PLC	2,916	3,559
Galliford Try PLC	926	15,716
Genus PLC	668	14,430
Greggs PLC	1,119	13,684
GVC Holdings PLC	3,080	23,482
Halfords Group PLC	1,865	8,494
Hastings Group Holdings PLC[c]	1,436	4,058
Hochschild Mining PLC	2,678	8,305
Hostelworld Group PLC[c]	1,148	2,975
Hurricane Energy PLC[b]	7,170	4,285
Ibstock PLC[c]	2,302	5,410
Indivior PLC	1,112	4,134
iomart Group PLC	994	3,939
ITE Group PLC	3,224	6,328
J Sainsbury PLC	1	3
Jackpotjoy PLC[b]	670	5,100
JD Sports Fashion PLC	3,710	16,210
John Laing Group PLC[c]	4,120	13,700
John Menzies PLC	916	6,880
John Wood Group PLC	4,076	42,973
Kainos Group PLC	616	1,558
Kcom Group PLC	6,492	7,310
Keller Group PLC	828	8,469
Laird PLC	3,036	6,331
Lancashire Holdings Ltd.	2,025	17,248
Lookers PLC	3,582	5,611
Majestic Wine PLC	782	3,456
Melrose Industries PLC	20,718	50,893
Moneysupermarket.com Group PLC	6,067	25,150

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
NewRiver REIT PLC	2,539	$10,030
Northgate PLC	1,466	9,379
On the Beach Group PLC[b,c]	723	2,347
Pantheon Resources PLC[b]	2,358	2,499
Petra Diamonds Ltd.[b]	5,720	10,881
Plus500 Ltd.	882	4,550
Premier Foods PLC[b]	8,212	4,107
QinetiQ Group PLC	6,624	21,976
Redcentric PLC	1,606	1,919
Redde PLC	3,424	7,129
Redrow PLC	2,466	13,790
Restore PLC	1,246	5,777
RPS Group PLC	2,626	7,516
Safestore Holdings PLC	2,316	10,784
Savills PLC	1,526	14,888
Scapa Group PLC	1,822	7,478
Schroder REIT Ltd.	6,018	4,297
Shawbrook Group PLC[b,c]	1,262	3,969
Sound Energy PLC[b]	5,604	5,059
Standard Life Investment Property Income Trust Ltd.	3,714	4,042
Stobart Group Ltd.	3,584	8,071
Stock Spirits Group PLC	2,042	4,547
SuperGroup PLC	548	10,328
SVG Capital PLC[b]	1,840	16,447
Synthomer PLC	3,184	18,058
Telecom Plus PLC	696	10,648
Telford Homes PLC[a]	930	3,870
Telit Communications PLC	990	3,565
TP ICAP PLC	3,906	22,836
WH Smith PLC	1,230	25,224
Zoopla Property Group PLC[c]	2,550	11,748

		1,050,760

TOTAL COMMON STOCKS
(Cost: $4,587,810)		5,018,788

PREFERRED STOCKS — 0.60%

GERMANY — 0.60%
Sartorius AG	390	27,396
STO SE & Co. KGaA	28	2,853

		30,249

TOTAL PREFERRED STOCKS
(Cost: $27,644)		30,249

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.74%

MONEY MARKET FUNDS — 2.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	137,042	$137,084
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	1,613	1,613

		138,697

TOTAL SHORT-TERM INVESTMENTS
(Cost: $138,672)		138,697

TOTAL INVESTMENTS IN SECURITIES — 102.53%
(Cost: $4,754,126)[g]		5,187,734
Other Assets, Less Liabilities — (2.53)%		(128,239)

NET ASSETS — 100.00%		$5,059,495

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $4,786,597. Net unrealized appreciation was $401,137, of which $699,457 represented gross unrealized appreciation on securities and $298,320 represented gross unrealized depreciation on securities.

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$5,009,119	$9,669	$—	$5,018,788
Preferred stocks	30,249	—	—	30,249
Money market funds	138,697	—	—	138,697

Total	$5,178,065	$9,669	$—	$5,187,734

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 2.59%
Huntington Ingalls Industries Inc.	7,637	$1,481,272
L3 Technologies Inc.	12,420	1,970,930
Northrop Grumman Corp.	23,099	5,291,519

		8,743,721
AIRLINES — 0.95%
American Airlines Group Inc.	21,656	958,278
Southwest Airlines Co.	25,320	1,324,489
United Continental Holdings Inc.[a]	13,183	929,006

		3,211,773
AUTO COMPONENTS — 1.39%
Autoliv Inc.	14,401	1,665,620
Goodyear Tire & Rubber Co. (The)	42,102	1,363,684
Lear Corp.	11,672	1,658,474

		4,687,778
AUTOMOBILES — 2.36%
General Motors Co.	217,582	7,965,677

		7,965,677
BANKS — 0.89%
Citizens Financial Group Inc.	83,569	3,022,691

		3,022,691
BEVERAGES — 0.79%
Dr Pepper Snapple Group Inc.	29,363	2,677,906

		2,677,906
BIOTECHNOLOGY — 2.29%
Gilead Sciences Inc.	90,816	6,579,619
United Therapeutics Corp.[a]	7,126	1,166,028

		7,745,647
BUILDING PRODUCTS — 0.35%
AO Smith Corp.	24,249	1,182,139

		1,182,139
CAPITAL MARKETS — 0.67%
Eaton Vance Corp. NVS	18,054	757,004
Raymond James Financial Inc.	20,172	1,511,488

		2,268,492
CHEMICALS — 3.16%
Celanese Corp. Series A	23,604	1,992,178
Eastman Chemical Co.	23,513	1,822,258
International Flavors & Fragrances Inc.	12,977	1,521,034
LyondellBasell Industries NV Class A	57,501	5,363,118

		10,698,588

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 0.61%
Harris Corp.	20,244	$2,079,261

		2,079,261
CONSTRUCTION & ENGINEERING — 0.72%
Fluor Corp.	22,746	1,262,403
Jacobs Engineering Group Inc.[a]	19,847	1,162,042

		2,424,445
CONTAINERS & PACKAGING — 1.38%
Avery Dennison Corp.	14,552	1,062,587
Packaging Corp. of America	15,395	1,419,111
WestRock Co.	40,984	2,186,906

		4,668,604
DISTRIBUTORS — 0.68%
Genuine Parts Co.	23,644	2,288,976

		2,288,976
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.06%
AT&T Inc.	271,246	11,435,732
CenturyLink Inc.	88,992	2,301,333

		13,737,065
ELECTRIC UTILITIES — 4.03%
Edison International	50,338	3,668,633
Entergy Corp.	29,164	2,089,309
Exelon Corp.	150,150	5,387,382
OGE Energy Corp.	32,675	1,095,920
Pinnacle West Capital Corp.	17,616	1,367,530

		13,608,774
ELECTRICAL EQUIPMENT — 0.90%
Rockwell Automation Inc.	20,583	3,046,078

		3,046,078
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.85%
Arrow Electronics Inc.[a]	14,921	1,096,992
Avnet Inc.	20,840	967,810
Corning Inc.	168,745	4,470,055
Flex Ltd.[a]	89,275	1,398,939
FLIR Systems Inc.	21,880	773,020
TE Connectivity Ltd.	57,862	4,302,040

		13,008,856
ENERGY EQUIPMENT & SERVICES — 0.62%
Core Laboratories NV	7,209	842,228
Helmerich & Payne Inc.	17,627	1,254,337

		2,096,565

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

January 31, 2017

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.63%
HCP Inc.	76,164	$2,309,293
Liberty Property Trust	24,025	922,320
Mid-America Apartment Communities Inc.	18,535	1,759,898
National Retail Properties Inc.	24,066	1,049,278
Public Storage[b]	23,988	5,157,420
Realty Income Corp.	42,116	2,511,377
Ventas Inc.	57,199	3,527,462
VEREIT Inc.	157,709	1,345,258
Weyerhaeuser Co.	121,862	3,817,936

		22,400,242
FOOD PRODUCTS — 5.17%
Archer-Daniels-Midland Co.	94,681	4,190,581
Bunge Ltd.	22,770	1,575,912
Campbell Soup Co.	31,805	1,979,225
Hormel Foods Corp.	46,167	1,675,862
Ingredion Inc.	11,770	1,508,796
JM Smucker Co. (The)	18,961	2,575,852
McCormick & Co. Inc./MD	9,861	942,218
Tyson Foods Inc. Class A	48,425	3,040,606

		17,489,052
GAS UTILITIES — 0.77%
Atmos Energy Corp.	16,955	1,291,632
UGI Corp.	28,306	1,312,549

		2,604,181
HEALTH CARE EQUIPMENT & SUPPLIES — 2.47%
Align Technology Inc.[a]	11,802	1,082,125
Edwards Lifesciences Corp.[a]	34,660	3,335,678
ResMed Inc.	22,997	1,553,217
Teleflex Inc.	7,202	1,207,992
Varex Imaging Corp.	1	12
Varian Medical Systems Inc.[a]	15,051	1,168,710

		8,347,734
HEALTH CARE PROVIDERS & SERVICES — 8.11%
Aetna Inc.	55,305	6,559,726
Anthem Inc.	41,475	6,392,957
Cardinal Health Inc.	51,477	3,858,716
Cigna Corp.	40,493	5,920,886
MEDNAX Inc.[a]	14,792	1,011,033
Quest Diagnostics Inc.	22,660	2,082,907
Universal Health Services Inc. Class B	14,206	1,600,022

		27,426,247

Security	Shares	Value
HOUSEHOLD PRODUCTS — 2.10%
Kimberly-Clark Corp.	58,507	$7,086,953

		7,086,953
INSURANCE — 10.28%
Aflac Inc.	65,376	4,575,666
Alleghany Corp.[a]	1,520	929,586
Arch Capital Group Ltd.[a]	19,988	1,765,940
Assurant Inc.	9,869	958,576
Axis Capital Holdings Ltd.	14,850	950,549
Cincinnati Financial Corp.	24,697	1,743,114
FNF Group	39,121	1,383,319
Lincoln National Corp.	37,917	2,559,777
Loews Corp.	45,556	2,121,998
Markel Corp.[a]	2,210	2,044,250
MetLife Inc.	110,709	6,023,677
Principal Financial Group Inc.	45,805	2,615,007
Reinsurance Group of America Inc.	9,915	1,244,035
Torchmark Corp.	18,592	1,367,256
Unum Group	38,288	1,739,424
WR Berkley Corp.	15,582	1,047,266
XL Group Ltd.	44,888	1,686,442

		34,755,882
INTERNET SOFTWARE & SERVICES — 0.36%
MercadoLibre Inc.	6,491	1,203,367

		1,203,367
IT SERVICES — 4.74%
Accenture PLC Class A	64,427	7,336,302
Broadridge Financial Solutions Inc.	19,333	1,286,224
Computer Sciences Corp.	22,898	1,424,256
Paychex Inc.	51,193	3,086,426
Total System Services Inc.	26,219	1,328,779
Western Union Co. (The)	79,613	1,558,823

		16,020,810
LIFE SCIENCES TOOLS & SERVICES — 1.85%
Agilent Technologies Inc.	51,805	2,536,891
Mettler-Toledo International Inc.[a]	4,313	1,840,055
Waters Corp.[a]	13,134	1,860,431

		6,237,377

MACHINERY — 1.17%
AGCO Corp.	10,656	669,197
Cummins Inc.	22,465	3,302,579

		3,971,776

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

January 31, 2017

Security	Shares	Value
MEDIA — 1.18%
News Corp. Class A	62,256	$765,126
Omnicom Group Inc.	37,549	3,216,072

		3,981,198
METALS & MINING — 1.79%
Newmont Mining Corp.	86,405	3,134,773
Nucor Corp.	50,242	2,918,558

		6,053,331
MULTI-UTILITIES — 3.16%
Ameren Corp.	38,365	2,019,917
Consolidated Edison Inc.	47,834	3,556,458
Public Service Enterprise Group Inc.	82,350	3,643,987
SCANA Corp.	21,521	1,478,493

		10,698,855
OIL, GAS & CONSUMABLE FUELS — 4.02%
Marathon Petroleum Corp.	22,237	1,068,488
Phillips 66	74,668	6,094,402
Tesoro Corp.	18,992	1,535,503
Valero Energy Corp.	74,187	4,878,537

		13,576,930
PROFESSIONAL SERVICES — 0.32%
ManpowerGroup Inc.	11,202	1,069,343

		1,069,343
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.23%
Jones Lang LaSalle Inc.	7,401	762,525

		762,525
ROAD & RAIL — 0.13%
AMERCO	1,136	427,897

		427,897
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.21%
Marvell Technology Group Ltd.	70,964	1,055,235
NVIDIA Corp.	77,579	8,470,075
Qorvo Inc.[a]	20,879	1,340,641

		10,865,951
SOFTWARE — 2.37%
CA Inc.	51,229	1,601,931
CDK Global Inc.	20,854	1,304,418
Intuit Inc.	22,266	2,640,302
Microsoft Corp.	13,957	902,320
Synopsys Inc.[a]	24,733	1,555,458

		8,004,429
SPECIALTY RETAIL — 2.79%
Best Buy Co. Inc.	46,114	2,052,995

Security	Shares	Value
Dick’s Sporting Goods Inc.	14,409	$743,505
Foot Locker Inc.	21,559	1,477,654
Ross Stores Inc.	63,454	4,194,944
Staples Inc.	106,245	977,454

		9,446,552
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.29%
Apple Inc.	29,250	3,549,487
Hewlett Packard Enterprise Co.	270,341	6,131,334
NetApp Inc.	45,387	1,739,230
Seagate Technology PLC	47,203	2,131,215
Xerox Corp.	137,232	951,018

		14,502,284
WIRELESS TELECOMMUNICATION SERVICES — 0.35%
Sprint Corp.[a]	129,902	1,198,995

		1,198,995

TOTAL COMMON STOCKS
(Cost: $317,489,271)		337,294,947

SHORT-TERM INVESTMENTS — 0.96%

MONEY MARKET FUNDS — 0.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[c,d,e]	2,938,079	2,938,960
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[c,d]	317,248	317,248

		3,256,208

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,256,208)		3,256,208

TOTAL INVESTMENTS IN SECURITIES — 100.74%
(Cost: $320,745,479)[f]		340,551,155
Other Assets, Less Liabilities — (0.74)%		(2,516,166)

NET ASSETS — 100.00%		$338,034,989

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $321,206,144. Net unrealized appreciation was $19,345,011, of which $21,090,691 represented gross unrealized appreciation on securities and $1,745,680 represented gross unrealized depreciation on securities.

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$337,294,947	$—	$—	$337,294,947
Money market funds	3,256,208	—	—	3,256,208

Total	$340,551,155	$—	$—	$340,551,155

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.94%

AEROSPACE & DEFENSE — 0.43%
DigitalGlobe Inc.[a,b]	3,496	$98,063
Kratos Defense & Security Solutions Inc.[a]	3,119	25,701
National Presto Industries Inc.	276	29,366

		153,130
AIR FREIGHT & LOGISTICS — 0.49%
Air Transport Services Group Inc.[a]	963	15,533
Atlas Air Worldwide Holdings Inc.[a]	392	20,678
Echo Global Logistics Inc.[a]	1,466	34,817
Hub Group Inc. Class Aa	1,859	82,447
Park-Ohio Holdings Corp.	467	20,945

		174,420
AIRLINES — 0.19%
Hawaiian Holdings Inc.[a]	745	37,958
SkyWest Inc.	818	28,957

		66,915
AUTO COMPONENTS — 1.39%
Cooper Tire & Rubber Co.	3,021	109,511
Cooper-Standard Holding Inc.[a]	724	76,223
Fox Factory Holding Corp.[a]	1,634	42,321
LCI Industries	1,303	143,004
Standard Motor Products Inc.	1,152	57,450
Superior Industries International Inc.	1,354	31,210
Tower International Inc.	1,216	31,859

		491,578
AUTOMOBILES — 0.95%
Thor Industries Inc.	2,778	287,523
Winnebago Industries Inc.	1,514	47,540

		335,063
BANKS — 11.48%
1st Source Corp.	937	42,268
Ameris Bancorp.	1,861	83,931
Arrow Financial Corp.	672	23,722
Banc of California Inc.	2,218	35,044
BancFirst Corp.	374	35,287
Bancorp. Inc. (The)[a]	2,000	11,980
Berkshire Hills Bancorp. Inc.	1,716	60,746
Blue Hills Bancorp. Inc.	1,333	25,327
BNC Bancorp.	2,507	88,372
Bridge Bancorp. Inc.	974	35,210
Brookline Bancorp. Inc.	3,877	61,063
Bryn Mawr Bank Corp.	641	25,672

Security	Shares	Value
Camden National Corp.	819	$33,972
Cardinal Financial Corp.	1,777	55,727
Cascade Bancorp.[a]	1,906	15,191
CenterState Banks Inc.	2,827	68,950
Central Pacific Financial Corp.	1,720	53,888
Chemical Financial Corp.	3,581	177,009
City Holding Co.	805	52,397
CoBiz Financial Inc.	1,979	34,672
Community Trust Bancorp. Inc.	856	39,590
ConnectOne Bancorp. Inc.	1,618	39,965
CU Bancorp.[a]	936	33,930
Enterprise Financial Services Corp.	1,115	46,440
Fidelity Southern Corp.	1,165	27,086
Financial Institutions Inc.	734	24,185
First BanCorp./Puerto Rico[a]	7,884	52,980
First Busey Corp.	1,622	47,443
First Community Bancshares Inc./VA	902	26,248
First Financial Bancorp.	3,343	92,100
First Financial Corp./IN	571	27,608
First Hawaiian Inc.	1,557	51,365
First Interstate BancSystem Inc.	1,118	46,006
First Merchants Corp.	2,104	80,646
First NBC Bank Holding Co.[a]	1,098	4,392
German American Bancorp. Inc.	680	32,633
Great Southern Bancorp. Inc.	552	27,628
Great Western Bancorp. Inc.	3,123	133,508
Hanmi Financial Corp.	1,765	58,510
HarborOne Bancorp Inc.[a]	938	17,466
Heartland Financial USA Inc.	1,124	52,603
Heritage Financial Corp./WA	1,666	42,483
HomeTrust Bancshares Inc.[a]	940	23,265
Hope Bancorp Inc.	6,821	142,627
Independent Bank Corp./Rockland MA	1,346	83,923
Independent Bank Group Inc.	619	38,471
Lakeland Bancorp. Inc.	2,346	43,518
Lakeland Financial Corp.	1,333	59,212
MainSource Financial Group Inc.	1,268	41,666
Mercantile Bank Corp.	904	29,199
National Bank Holdings Corp. Class A	1,614	52,455
NBT Bancorp. Inc.	2,294	93,458
OFG Bancorp.	2,448	32,436
Opus Bank	1,493	30,383
Pacific Premier Bancorp. Inc.[a]	1,558	61,307
Park Sterling Corp.	2,678	31,333
Peoples Bancorp. Inc./OH	820	25,461
Popular Inc.	5,503	244,498

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Preferred Bank/Los Angeles CA	661	$36,626
QCR Holdings Inc.	692	29,029
Republic Bancorp. Inc./KY Class A	562	19,473
S&T Bancorp. Inc.	1,817	68,356
Sandy Spring Bancorp. Inc.	1,324	54,244
ServisFirst Bancshares Inc.	2,394	95,856
Simmons First National Corp. Class A	1,494	89,864
State Bank Financial Corp.	1,945	51,426
Stock Yards Bancorp. Inc.	1,202	53,850
Tompkins Financial Corp.	679	61,483
TowneBank/Portsmouth VA	3,141	101,140
TriCo Bancshares	1,162	42,843
Tristate Capital Holdings Inc.[a]	1,263	28,039
Union Bankshares Corp.	2,338	85,945
Univest Corp. of Pennsylvania	1,404	39,523
WesBanco Inc.	2,014	83,581
Xenith Bankshares Inc.[a]	422	10,989
Yadkin Financial Corp.	1,501	48,032

		4,058,754
BEVERAGES — 0.18%
MGP Ingredients Inc.	727	30,817
National Beverage Corp.[b]	656	32,925

		63,742
BIOTECHNOLOGY — 2.02%
AMAG Pharmaceuticals Inc.[a]	1,901	45,814
Blueprint Medicines Corp.[a]	1,353	46,110
Eagle Pharmaceuticals Inc./DEa	523	36,197
Emergent BioSolutions Inc.[a]	1,876	56,786
Enanta Pharmaceuticals Inc.[a]	725	24,016
Exelixis Inc.[a]	12,851	232,860
Five Prime Therapeutics Inc.[a]	1,423	65,188
MiMedx Group Inc.[a,b]	5,816	46,993
PDL BioPharma Inc.	9,779	21,514
Repligen Corp.[a,b]	1,885	56,625
Vanda Pharmaceuticals Inc.[a]	2,172	30,734
Xencor Inc.[a]	2,167	51,640

		714,477
BUILDING PRODUCTS — 1.30%
AAON Inc.	2,314	78,560
American Woodmark Corp.[a]	803	57,174
Apogee Enterprises Inc.	138	7,877
Armstrong Flooring Inc.[a]	1,214	25,530
Gibraltar Industries Inc.[a]	1,664	73,049
Insteel Industries Inc.	1,123	41,596

Security	Shares	Value
Patrick Industries Inc.[a]	733	$59,923
Universal Forest Products Inc.	1,132	115,136

		458,845
CAPITAL MARKETS — 0.57%
Cowen Group Inc. Class Aa,b	1,317	19,755
Diamond Hill Investment Group Inc.	174	35,183
INTL. FCStone Inc.[a,b]	897	33,081
KCG Holdings Inc. Class Aa	2,504	34,981
Piper Jaffray Companies[a,b]	881	62,111
PJT Partners Inc. Class A	548	17,399

		202,510
CHEMICALS — 2.10%
AdvanSix Inc.[a]	1,616	41,515
American Vanguard Corp.	1,657	28,500
Chase Corp.	439	38,632
FutureFuel Corp.	1,555	20,199
Hawkins Inc.	533	28,596
Ingevity Corp.[a]	2,348	130,525
Innophos Holdings Inc.	1,084	52,726
Innospec Inc.	1,338	95,466
Koppers Holdings Inc.[a]	1,153	46,639
Kraton Corp.[a]	1,721	46,226
Quaker Chemical Corp.	740	95,090
Stepan Co.	1,123	87,718
Tredegar Corp.	1,340	29,815

		741,647
COMMERCIAL SERVICES & SUPPLIES — 2.23%
ACCO Brands Corp.[a]	6,016	76,704
Brady Corp. Class A	2,525	91,784
Casella Waste Systems Inc. Class Aa	2,033	23,501
Ennis Inc.	1,667	28,172
InnerWorkings Inc.[a]	2,234	21,469
Kimball International Inc. Class B	1,983	33,176
Knoll Inc.	2,657	69,374
LSC Communications Inc.	1,537	40,300
McGrath RentCorp	1,275	48,807
Quad/Graphics Inc.	1,578	41,328
Tetra Tech Inc.	3,211	140,321
UniFirst Corp./MA	820	104,878
Viad Corp.	1,127	49,419
VSE Corp.	480	17,894

		787,127
COMMUNICATIONS EQUIPMENT — 2.59%
ADTRAN Inc.	2,640	57,816
Comtech Telecommunications Corp.	1,295	13,895

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Finisar Corp.[a]	6,145	$181,708
InterDigital Inc./PA	1,913	178,674
Ixia[a,b]	3,175	61,754
Lumentum Holdings Inc.[a]	2,659	100,909
NETGEAR Inc.[a]	1,827	103,956
Oclaro Inc.[a]	9,128	89,546
Plantronics Inc.	1,775	100,430
ShoreTel Inc.[a]	3,839	26,681

		915,369
CONSTRUCTION & ENGINEERING — 1.86%
Aegion Corp.[a]	1,962	45,636
Comfort Systems USA Inc.	2,057	69,629
MasTec Inc.[a]	3,676	136,931
MYR Group Inc.[a]	966	37,162
Quanta Services Inc.[a]	8,403	301,584
Tutor Perini Corp.[a]	2,195	65,411

		656,353
CONSTRUCTION MATERIALS — 0.03%
U.S. Lime & Minerals Inc.	140	10,640

		10,640
CONSUMER FINANCE — 0.15%
Ezcorp Inc. Class Aa	3,197	31,650
World Acceptance Corp.[a,b]	413	20,266

		51,916
DISTRIBUTORS — 0.03%
Weyco Group Inc.	340	9,581

		9,581
DIVERSIFIED CONSUMER SERVICES — 1.45%
American Public Education Inc.[a]	951	23,109
Apollo Education Group Inc.[a]	5,740	57,343
Bridgepoint Education Inc.[a]	982	10,448
Capella Education Co.	643	54,977
Carriage Services Inc.	797	20,682
DeVry Education Group Inc.	3,304	110,684
Grand Canyon Education Inc.[a]	2,498	147,332
K12 Inc.[a,b]	1,992	39,701
Strayer Education Inc.[a]	594	48,114

		512,390
DIVERSIFIED FINANCIAL SERVICES — 0.54%
FNFV Group[a]	3,817	49,621
Texas Pacific Land Trust	446	141,614

		191,235
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.54%
IDT Corp. Class B	1,097	21,062

Security	Shares	Value
Inteliquent Inc.	1,928	$44,151
Iridium Communications Inc.[a,b]	4,747	47,945
Vonage Holdings Corp.[a]	10,852	76,941

		190,099
ELECTRIC UTILITIES — 0.26%
El Paso Electric Co.	1,980	90,882

		90,882
ELECTRICAL EQUIPMENT — 0.54%
AZZ Inc.	1,413	84,144
Babcock & Wilcox Enterprises Inc.[a,b]	2,541	42,282
Encore Wire Corp.	1,100	46,475
Powell Industries Inc.	466	17,932

		190,833
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 7.17%
AVX Corp.	2,819	45,668
Benchmark Electronics Inc.[a]	2,733	83,630
Coherent Inc.[a]	1,357	214,040
CTS Corp.	1,753	37,690
Daktronics Inc.	2,038	20,706
ePlus Inc.[a]	376	42,131
Fabrinet[a]	1,641	69,135
II-VI Inc.[a]	3,147	114,865
Insight Enterprises Inc.[a]	1,979	73,480
Itron Inc.[a]	2,026	125,004
Jabil Circuit Inc.	9,138	219,129
Kimball Electronics Inc.[a]	1,751	29,942
Littelfuse Inc.	1,253	197,611
Mesa Laboratories Inc.	160	19,062
Methode Electronics Inc.	1,971	82,881
MTS Systems Corp.	931	54,091
Novanta Inc.[a]	1,822	40,722
OSI Systems Inc.[a]	1,004	74,969
Park Electrochemical Corp.	1,057	19,375
PC Connection Inc.	659	17,978
Plexus Corp.[a]	1,861	101,052
Rogers Corp.[a]	940	75,153
Sanmina Corp.[a]	4,123	160,591
ScanSource Inc.[a]	1,428	56,477
SYNNEX Corp.	1,662	199,739
Tech Data Corp.[a]	1,956	167,355
TTM Technologies Inc.[a]	4,481	66,453
Vishay Intertechnology Inc.[b]	7,519	124,815

		2,533,744

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 3.24%
Atwood Oceanics Inc.	4,158	$50,561
Exterran Corp.[a]	1,960	60,799
Matrix Service Co.[a]	1,462	32,749
McDermott International Inc.[a,b]	13,421	108,710
Natural Gas Services Group Inc.[a]	826	23,706
Newpark Resources Inc.[a]	4,716	35,606
Patterson-UTI Energy Inc.	9,143	256,370
PHI Inc. NVS[a]	761	12,062
Transocean Ltd.[a]	21,653	302,492
U.S. Silica Holdings Inc.	4,443	262,759

		1,145,814
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.90%
Agree Realty Corp.[b]	1,444	67,724
CareTrust REIT Inc.	3,547	53,773
CoreCivic Inc.	6,556	190,386
CoreSite Realty Corp.	1,894	163,130
Easterly Government Properties Inc.	1,933	38,080
Four Corners Property Trust Inc.	3,137	68,418
Franklin Street Properties Corp.	5,635	71,846
Getty Realty Corp.	1,506	38,840
LaSalle Hotel Properties[b]	6,307	190,282
LTC Properties Inc.	352	16,428
MGM Growth Properties LLC Class A	3,207	82,805
Monmouth Real Estate Investment Corp.	3,400	49,640
National Health Investors Inc.	2,184	161,594
National Storage Affiliates Trust	2,119	47,148
One Liberty Properties Inc.	833	19,292
Parkway Inc.[a]	2,462	52,416
PS Business Parks Inc.	1,134	127,053
Quality Care Properties Inc.[a]	5,213	96,232
Select Income REIT	3,446	86,184
Xenia Hotels & Resorts Inc.	6,003	110,155

		1,731,426
FOOD & STAPLES RETAILING — 0.45%
Ingles Markets Inc. Class A	638	28,870
SpartanNash Co.	2,098	79,430
Village Super Market Inc. Class A	394	11,934
Weis Markets Inc.	683	40,598

		160,832
FOOD PRODUCTS — 1.21%
Calavo Growers Inc.	842	46,563
Farmer Bros. Co.[a]	464	16,147

Security	Shares	Value
Fresh Del Monte Produce Inc.	1,859	$106,428
John B Sanfilippo & Son Inc.	456	30,000
Landec Corp.[a]	1,342	16,909
Omega Protein Corp.[a]	1,272	31,736
Sanderson Farms Inc.	1,134	103,194
Seaboard Corp.[a]	16	61,600
Seneca Foods Corp. Class Aa	395	14,161

		426,738
GAS UTILITIES — 0.66%
Chesapeake Utilities Corp.	823	53,824
ONE Gas Inc.	2,773	179,191

		233,015
HEALTH CARE EQUIPMENT & SUPPLIES — 4.78%
Abaxis Inc.	1,254	63,898
Analogic Corp.	696	54,044
AngioDynamics Inc.[a]	1,840	29,615
Anika Therapeutics Inc.[a]	905	45,739
Atrion Corp.	83	40,554
Cantel Medical Corp.	2,086	161,477
CONMED Corp.	1,333	59,438
CryoLife Inc.	1,833	34,827
Exactech Inc.[a]	681	16,787
Globus Medical Inc. Class Aa,b	3,880	102,277
Haemonetics Corp.[a]	2,862	114,079
ICU Medical Inc.[a]	857	117,495
Integra LifeSciences Holdings Corp.[a]	3,166	132,117
Masimo Corp.[a]	2,616	192,485
Meridian Bioscience Inc.	2,362	30,942
Merit Medical Systems Inc.[a]	2,477	62,916
Natus Medical Inc.[a]	1,815	70,876
Neogen Corp.[a]	2,097	138,486
NxStage Medical Inc.[a]	3,104	83,498
OraSure Technologies Inc.[a]	3,044	26,848
Orthofix International NVa	984	35,365
Surmodics Inc.[a]	836	20,231
Vascular Solutions Inc.[a]	978	54,719

		1,688,713
HEALTH CARE PROVIDERS & SERVICES — 5.69%
AAC Holdings Inc.[a]	595	4,730
Aceto Corp.	1,686	32,186
Almost Family Inc.[a]	637	30,098
Amedisys Inc.[a]	1,420	65,064
AMN Healthcare Services Inc.[a]	2,692	96,508
BioTelemetry Inc.[a]	1,682	38,770
Chemed Corp.	902	149,813

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
CorVel Corp.[a]	626	$24,007
Ensign Group Inc. (The)	2,664	54,186
HealthEquity Inc.[a]	2,431	112,434
LHC Group Inc.[a]	861	43,162
Magellan Health Inc.[a]	1,307	97,960
Molina Healthcare Inc.[a,b]	2,214	125,578
National Healthcare Corp.	561	41,991
National Research Corp. Class A	626	10,924
Owens & Minor Inc.	3,382	121,346
PharMerica Corp.[a]	1,653	40,994
Surgical Care Affiliates Inc.[a]	1,521	85,937
Tivity Health Inc.[a]	1,844	47,299
Triple-S Management Corp. Class Ba	1,500	28,665
U.S. Physical Therapy Inc.	699	49,035
VCA Inc.[a]	3,879	351,437
WellCare Health Plans Inc.[a]	2,465	358,756

		2,010,880
HEALTH CARE TECHNOLOGY — 0.52%
HMS Holdings Corp.[a]	4,712	85,570
Omnicell Inc.[a]	2,005	71,979
Vocera Communications Inc.[a]	1,238	25,689

		183,238
HOTELS, RESTAURANTS & LEISURE — 0.68%
Caesars Acquisition Co. Class Aa	2,683	40,245
Carrols Restaurant Group Inc.[a]	1,905	27,337
Del Frisco’s Restaurant Group Inc.[a]	1,293	22,627
Del Taco Restaurants Inc.[a]	1,738	23,706
International Speedway Corp. Class A	984	36,064
Marcus Corp. (The)	943	27,960
Monarch Casino & Resort Inc.[a]	734	17,440
Ruth’s Hospitality Group Inc.	1,702	29,189
Speedway Motorsports Inc.	746	16,032

		240,600
HOUSEHOLD DURABLES — 1.29%
Beazer Homes USA Inc.[a]	1,846	26,324
Cavco Industries Inc.[a]	476	46,767
CSS Industries Inc.	558	13,738
Ethan Allen Interiors Inc.	1,386	40,332
iRobot Corp.[a]	1,364	82,604
La-Z-Boy Inc.	2,641	75,532
LGI Homes Inc.[a,b]	877	27,240
NACCO Industries Inc. Class A	237	17,479
TopBuild Corp.[a]	2,143	79,527
Universal Electronics Inc.[a]	800	47,600

		457,143

Security	Shares	Value
HOUSEHOLD PRODUCTS — 0.22%
Central Garden & Pet Co.[a]	636	$20,893
Central Garden & Pet Co. Class Aa	1,868	57,497

		78,390
INSURANCE — 4.66%
American Equity Investment Life Holding Co.	2,142	50,551
American National Insurance Co.	453	52,815
AMERISAFE Inc.	1,016	64,059
Argo Group International Holdings Ltd.	1,624	103,855
Aspen Insurance Holdings Ltd.	3,221	181,664
Assured Guaranty Ltd.	7,357	286,261
Baldwin & Lyons Inc. Class B	464	11,136
CNO Financial Group Inc.	1,351	25,547
Employers Holdings Inc.	1,820	66,339
FBL Financial Group Inc. Class A	619	43,206
Federated National Holding Co.	737	13,516
Fidelity & Guaranty Life	678	16,238
Genworth Financial Inc. Class Aa	22,466	75,486
Global Indemnity Ltd.[a]	480	18,965
HCI Group Inc.	250	10,340
Heritage Insurance Holdings Inc.	1,565	22,192
Horace Mann Educators Corp.	2,176	89,977
Infinity Property & Casualty Corp.	596	51,763
James River Group Holdings Ltd.	924	36,637
Kinsale Capital Group Inc.	938	27,530
Maiden Holdings Ltd.	2,194	38,943
MBIA Inc.[a]	7,239	73,838
National Western Life Group Inc.	135	39,575
Navigators Group Inc. (The)	1,332	74,792
Safety Insurance Group Inc.	424	30,401
Selective Insurance Group Inc.	1,354	56,462
State National Companies Inc.	1,726	23,750
United Insurance Holdings Corp.	973	13,301
Universal Insurance Holdings Inc.	1,859	48,613

		1,647,752
INTERNET & DIRECT MARKETING RETAIL — 0.46%
1-800-Flowers.com Inc. Class Aa	1,435	12,915
Blue Nile Inc.	660	26,869
Duluth Holdings Inc.[a]	1,175	26,578
NutriSystem Inc.	1,657	54,764
Overstock.com Inc.[a]	917	15,222
PetMed Express Inc.	1,278	27,081

		163,429

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 0.58%
Alarm.com Holdings Inc.[a]	656	$17,771
Blucora Inc.[a]	2,200	33,220
Brightcove Inc.[a]	1,775	12,780
DHI Group Inc.[a]	2,801	15,966
NIC Inc.	3,497	84,277
RetailMeNot Inc.[a]	1,975	17,874
XO Group Inc.[a]	1,234	23,236

		205,124
IT SERVICES — 1.99%
CACI International Inc. Class Aa	732	89,890
Cass Information Systems Inc.	604	39,725
Convergys Corp.	5,185	128,692
CSG Systems International Inc.	1,815	87,846
ExlService Holdings Inc.[a]	1,816	83,445
Forrester Research Inc.	500	20,400
Hackett Group Inc. (The)	1,545	25,106
Lionbridge Technologies Inc.[a]	2,959	16,925
ManTech International Corp./VA Class A	1,397	54,399
Net 1 UEPS Technologies Inc.[a]	2,897	33,316
Perficient Inc.[a]	2,045	36,258
Sykes Enterprises Inc.[a]	2,154	60,161
TeleTech Holdings Inc.	958	28,357

		704,520
LEISURE PRODUCTS — 0.34%
American Outdoor Brands Corp.[a,b]	3,133	66,733
Sturm Ruger & Co. Inc.	1,019	53,752

		120,485
LIFE SCIENCES TOOLS & SERVICES — 1.87%
Bio-Techne Corp.	1,814	184,574
Cambrex Corp.[a]	1,797	94,253
Luminex Corp.[a]	2,185	44,181
Medpace Holdings Inc.[a]	404	14,095
PAREXEL International Corp.[a]	2,821	199,981
PRA Health Sciences Inc.[a]	2,136	125,148

		662,232
MACHINERY — 2.89%
Alamo Group Inc.	546	41,294
Astec Industries Inc.	1,034	72,359
Chart Industries Inc.[a]	1,706	66,176
Columbus McKinnon Corp./NY	1,057	29,057
Douglas Dynamics Inc.	1,255	42,419
ESCO Technologies Inc.	1,432	83,342
Greenbrier Companies Inc. (The)	1,574	68,863

Security	Shares	Value
Hyster-Yale Materials Handling Inc.	501	$30,822
John Bean Technologies Corp.	1,557	134,447
Kadant Inc.	607	37,391
Lydall Inc.[a]	957	58,377
Standex International Corp.	700	61,040
Trinity Industries Inc.	8,502	234,145
Wabash National Corp.	3,565	62,922

		1,022,654
MEDIA — 0.57%
Entercom Communications Corp. Class A	1,403	19,923
Gannett Co. Inc.	5,879	56,556
Liberty Media Corp.-Liberty Formula One Class Ca	2,797	80,386
New Media Investment Group Inc.	2,902	44,226

		201,091
METALS & MINING — 2.07%
Haynes International Inc.	697	28,654
Hecla Mining Co.	21,815	140,489
Materion Corp.	1,121	44,055
McEwen Mining Inc.	12,508	49,156
Reliance Steel & Aluminum Co.	3,840	305,856
Schnitzer Steel Industries Inc. Class A	1,656	39,164
Worthington Industries Inc.	2,643	126,309

		733,683
MORTGAGE REAL ESTATE INVESTMENT — 0.50%
Apollo Commercial Real Estate Finance Inc.	4,840	84,264
New York Mortgage Trust Inc.	4,438	28,448
PennyMac Mortgage Investment Trust[c]	2,874	48,714
Resource Capital Corp.	1,884	15,487

		176,913
MULTI-UTILITIES — 0.10%
Unitil Corp.	741	33,916

		33,916
MULTILINE RETAIL — 0.57%
Big Lots Inc.	2,498	124,900
Ollie’s Bargain Outlet Holdings Inc.[a,b]	2,559	78,177

		203,077
OIL, GAS & CONSUMABLE FUELS — 0.49%
Renewable Energy Group Inc.[a,b]	2,117	18,418
REX American Resources Corp.[a,b]	318	26,404
World Fuel Services Corp.	2,924	130,059

		174,881

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
PAPER & FOREST PRODUCTS — 0.87%
Domtar Corp.	3,313	$144,745
Mercer International Inc.	2,464	29,445
Neenah Paper Inc.	914	75,085
PH Glatfelter Co.	2,414	58,926

		308,201
PERSONAL PRODUCTS — 0.66%
Medifast Inc.	566	23,868
Natural Health Trends Corp.	462	11,587
Nu Skin Enterprises Inc. Class A	3,121	161,918
USANA Health Sciences Inc.[a]	600	37,380

		234,753
PHARMACEUTICALS — 1.00%
Amphastar Pharmaceuticals Inc.[a]	2,254	35,500
ANI Pharmaceuticals Inc.[a]	551	33,308
Clearside Biomedical Inc.[a]	1,079	8,039
Corcept Therapeutics Inc.[a]	4,317	30,694
Horizon Pharma PLC[a]	8,026	131,386
SciClone Pharmaceuticals Inc.[a]	2,955	29,993
Sucampo Pharmaceuticals Inc. Class Aa	1,185	13,213
Supernus Pharmaceuticals Inc.[a]	2,211	59,807
WaVe Life Sciences Ltd.[a]	371	10,666

		352,606
PROFESSIONAL SERVICES — 1.55%
CBIZ Inc.[a]	2,798	36,654
FTI Consulting Inc.[a]	1,202	50,652
Heidrick & Struggles International Inc.	964	21,546
Huron Consulting Group Inc.[a]	1,197	54,224
ICF International Inc.[a]	1,004	52,208
Insperity Inc.	836	59,774
Kelly Services Inc. Class A	1,740	38,959
Kforce Inc.	1,306	30,038
Mistras Group Inc.[a]	1,000	23,080
Navigant Consulting Inc.[a]	2,666	65,850
Resources Connection Inc.	1,516	25,317
RPX Corp.[a]	3,086	33,514
TrueBlue Inc.[a]	2,256	55,836

		547,652
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.88%
Alexander & Baldwin Inc.	2,460	109,519
Altisource Portfolio Solutions SAa	827	23,570
HFF Inc. Class A	2,019	59,924
Marcus & Millichap Inc.[a]	937	24,146
RE/MAX Holdings Inc. Class A	984	55,153

Security	Shares	Value
RMR Group Inc. (The) Class A	420	$20,076
Tejon Ranch Co.[a]	876	20,700

		313,088
ROAD & RAIL — 0.70%
ArcBest Corp.	1,375	43,450
Covenant Transportation Group Inc. Class Aa,b	665	14,317
Marten Transport Ltd.	1,547	35,349
Roadrunner Transportation Systems Inc.[a]	1,931	15,294
Saia Inc.[a]	1,401	67,318
Werner Enterprises Inc.	2,558	71,880

		247,608
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.55%
Advanced Energy Industries Inc.[a]	2,214	130,272
Alpha & Omega Semiconductor Ltd.[a]	1,184	24,094
Ambarella Inc.[a,b]	1,825	90,538
Amkor Technology Inc.[a]	5,958	56,065
Brooks Automation Inc.	3,819	66,527
Cabot Microelectronics Corp.	1,351	91,206
CEVA Inc.[a]	1,138	40,228
Cirrus Logic Inc.[a,b]	3,482	210,034
Cohu Inc.	1,619	21,371
Diodes Inc.[a]	54	1,344
Exar Corp.[a]	2,350	24,087
FormFactor Inc.[a]	3,740	46,563
Impinj Inc.[a]	559	19,682
Integrated Device Technology Inc.[a]	6,800	171,292
Intersil Corp. Class A	7,559	169,548
IXYS Corp.	1,635	19,784
Kulicke & Soffa Industries Inc.[a]	3,927	69,037
MaxLinear Inc. Class Aa	3,200	81,856
MKS Instruments Inc.	2,979	196,316
Monolithic Power Systems Inc.	1,853	161,656
Nanometrics Inc.[a]	1,315	33,809
NeoPhotonics Corp.[a]	1,827	20,006
NVE Corp.	277	21,492
PDF Solutions Inc.[a]	1,486	33,450
Photronics Inc.[a,b]	3,801	43,711
Power Integrations Inc.	1,613	114,523
Rudolph Technologies Inc.[a]	1,640	37,638
Teradyne Inc.	40	1,135
Tessera Holding Corp.	2,704	122,221
Ultratech Inc.[a]	1,417	36,729

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
Versum Materials Inc.[a]	5,726	$160,042

		2,316,256
SOFTWARE — 1.89%
Ebix Inc.[b]	1,451	80,531
Ellie Mae Inc.[a]	1,755	145,209
Gigamon Inc.[a]	1,575	52,211
Mentor Graphics Corp.	5,128	189,274
Progress Software Corp.	2,437	68,285
QAD Inc. Class A	583	16,849
Rubicon Project Inc. (The)[a]	1,886	15,974
TiVo Corp.[a]	4,000	75,600
VASCO Data Security International Inc.[a,b]	1,644	24,989

		668,922
SPECIALTY RETAIL — 3.26%
Aaron’s Inc.	3,484	107,795
American Eagle Outfitters Inc.[b]	9,258	139,888
Barnes & Noble Education Inc.[a,b]	2,373	23,849
Barnes & Noble Inc.	3,276	33,415
Big 5 Sporting Goods Corp.	1,096	16,878
Caleres Inc.	2,438	74,969
Cato Corp. (The) Class A	1,461	37,095
Chico’s FAS Inc.	7,035	94,902
Children’s Place Inc. (The)	1,048	101,656
Citi Trends Inc.	825	13,241
Express Inc.[a]	3,972	42,222
Finish Line Inc. (The) Class A	2,343	40,300
Francesca’s Holdings Corp.[a]	2,240	39,066
Genesco Inc.[a,b]	1,165	70,133
Haverty Furniture Companies Inc.	986	21,495
Hibbett Sports Inc.[a,b]	1,263	41,679
Kirkland’s Inc.[a]	799	11,090
Murphy USA Inc.[a]	2,105	134,088
Pier 1 Imports Inc.	4,645	33,769
Shoe Carnival Inc.	917	23,448
Sportsman’s Warehouse Holdings Inc.[a]	1,884	14,017
TravelCenters of America LLC[a,b]	2,140	15,194
Zumiez Inc.[a,b]	1,078	21,614

		1,151,803
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.16%
Super Micro Computer Inc.[a]	2,172	57,449

		57,449

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.20%
Iconix Brand Group Inc.[a,b]	2,342	$24,099
Movado Group Inc.	914	24,815
Unifi Inc.[a]	881	23,690

		72,604
THRIFTS & MORTGAGE FINANCE — 1.38%
Bank Mutual Corp.	2,301	21,975
Beneficial Bancorp. Inc.	4,117	73,488
BofI Holding Inc.[a]	2,902	85,609
Federal Agricultural Mortgage Corp. Class C	505	28,108
HomeStreet Inc.[a]	1,179	30,890
Meridian Bancorp. Inc.	2,720	51,272
Meta Financial Group Inc.	457	40,147
Northwest Bancshares Inc.	5,224	89,174
TrustCo Bank Corp. NY	5,217	43,823
Waterstone Financial Inc.	1,240	22,444

		486,930
TOBACCO — 0.23%
Universal Corp./VA	1,205	81,940

		81,940
TRADING COMPANIES & DISTRIBUTORS — 0.23%
Herc Holdings Inc.[a]	1,342	66,657
Titan Machinery Inc.[a,b]	1,021	14,100

		80,757
WATER UTILITIES — 0.37%
Connecticut Water Service Inc.	584	31,560
Middlesex Water Co.	862	32,592
SJW Group	853	42,735
York Water Co. (The)	682	24,416

		131,303
WIRELESS TELECOMMUNICATION SERVICES — 0.79%
Boingo Wireless Inc.[a]	2,253	26,360
Shenandoah Telecommunications Co.	2,612	71,177
Spok Holdings Inc.	1,145	23,530
Telephone & Data Systems Inc.	5,194	159,196

		280,263

TOTAL COMMON STOCKS
(Cost: $32,473,671)		35,339,931

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

January 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.21%

MONEY MARKET FUNDS — 2.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	737,019	$737,240
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	44,271	44,271

		781,511

TOTAL SHORT-TERM INVESTMENTS
(Cost: $781,306)		781,511

TOTAL INVESTMENTS IN SECURITIES — 102.15%
(Cost: $33,254,977)[g]		36,121,442
Other Assets, Less Liabilities — (2.15)%		(761,740)

NET ASSETS — 100.00%		$35,359,702

NVS   —   Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $33,300,636. Net unrealized appreciation was $2,820,806, of which $3,153,351 represented gross unrealized appreciation on securities and $332,545 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended January 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PennyMac Mortgage Investment Trust	1,615	3,870	(2,611)	2,874	$48,714	$3,187	$972

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$35,339,931	$—	$—	$35,339,931
Money market funds	781,511	—	—	781,511

Total	$36,121,442	$—	$—	$36,121,442

See notes to financial statements.

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2017

	iShares Edge MSCI Multifactor Global ETF	iShares Edge MSCI Multifactor Intl ETF	iShares Edge MSCI Multifactor Intl Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,534,113	$189,483,173	$4,615,454
Affiliated (Note 2)	80,303	869,126	138,672

Total cost of investments	$4,614,416	$190,352,299	$4,754,126

Investments in securities, at fair value (including securities on loan)[a] (Note 1):
Unaffiliated	$4,881,866	$198,215,763	$5,049,037
Affiliated (Note 2)	82,236	869,219	138,697

Total fair value of investments	4,964,102	199,084,982	5,187,734
Foreign currency, at value[b]	5,647	159,837	6,198
Receivables:
Dividends and interest	7,165	106,827	3,794
Tax reclaims	619	61,183	486

Total Assets	4,977,533	199,412,829	5,198,212

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	41,560	684,038	137,032
Investment advisory fees (Note 2)	1,431	49,348	1,685

Total Liabilities	42,991	733,386	138,717

NET ASSETS	$4,934,542	$198,679,443	$5,059,495

Net assets consist of:
Paid-in capital	$4,863,453	$194,485,862	$4,998,844
Distributions in excess of net investment income	(3,291)	(441,979)	(34,769)
Accumulated net realized loss	(275,575)	(4,101,299)	(338,281)
Net unrealized appreciation	349,955	8,736,859	433,701

NET ASSETS	$4,934,542	$198,679,443	$5,059,495

Shares outstanding[c]	200,000	8,300,000	200,000

Net asset value per share	$24.67	$23.94	$25.30

[a]	Securities on loan with values of $39,740, $659,835 and $124,281, respectively. See Note 1.
[b]	Cost of foreign currency: $5,575, $157,455 and $6,155, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2017

	iShares Edge MSCI Multifactor USA ETF	iShares Edge MSCI Multifactor USA Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$317,489,271	$32,427,274
Affiliated (Note 2)	3,256,208	827,703

Total cost of investments	$320,745,479	$33,254,977

Investments in securities, at fair value (including securities on loan)[a] (Note 1):
Unaffiliated	$337,294,947	$35,291,217
Affiliated (Note 2)	3,256,208	830,225

Total fair value of investments	340,551,155	36,121,442
Cash	—	363
Receivables:
Investment securities sold	164,132	20,054
Dividends and interest	252,868	7,160
Capital shares sold	60,343	74,473

Total Assets	341,028,498	36,223,492

LIABILITIES
Payables:
Investment securities purchased	—	119,686
Collateral for securities on loan (Note 1)	2,938,960	736,957
Investment advisory fees (Note 2)	54,549	7,147

Total Liabilities	2,993,509	863,790

NET ASSETS	$338,034,989	$35,359,702

Net assets consist of:
Paid-in capital	$318,175,967	$32,582,958
Undistributed net investment income	257,133	1,028
Accumulated net realized loss	(203,787)	(90,749)
Net unrealized appreciation	19,805,676	2,866,465

NET ASSETS	$338,034,989	$35,359,702

Shares outstanding[b]	12,400,000	1,000,000

Net asset value per share	$27.26	$35.36

[a]	Securities on loan with values of $2,881,000 and $717,142, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2017

	iShares Edge MSCI Multifactor Global ETF	iShares Edge MSCI Multifactor Intl ETF	iShares Edge MSCI Multifactor Intl Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$44,918	$1,113,620	$54,216
Dividends — affiliated (Note 2)	105	332	5
Securities lending income — affiliated — net (Note 2)	263	4,355	1,958

	45,286	1,118,307	56,179
Less: Other foreign taxes (Note 1)	(1)	—	—

Total investment income	45,285	1,118,307	56,179

EXPENSES
Investment advisory fees (Note 2)	11,097	282,753	13,724

Total expenses	11,097	282,753	13,724
Less investment advisory fees waived (Note 2)	(1,336)	(46,422)	—

Net expenses	9,761	236,331	13,724

Net investment income	35,524	881,976	42,455

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(117,369)	(2,951,297)	(99,116)
Investments — affiliated (Note 2)	5	(37)	27
In-kind redemptions — unaffiliated	—	282,621	—
Foreign currency transactions	(578)	(47,041)	(1,827)
Realized gain distributions from affiliated funds	—	9	—

Net realized loss	(117,942)	(2,715,745)	(100,916)

Net change in unrealized appreciation/depreciation on:
Investments	347,876	10,031,312	144,623
Translation of assets and liabilities in foreign currencies	121	1,849	67

Net change in unrealized appreciation/depreciation	347,997	10,033,161	144,690

Net realized and unrealized gain	230,055	7,317,416	43,774

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$265,579	$8,199,392	$86,229

[a]	Net of foreign withholding tax of $3,500, $96,609 and $4,555, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2017

	iShares Edge MSCI Multifactor USA ETF	iShares Edge MSCI Multifactor USA Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,990,727	$129,790
Dividends — affiliated (Note 2)	378	3,244
Securities lending income — affiliated — net (Note 2)	945	5,019

Total investment income	1,992,050	138,053

EXPENSES
Investment advisory fees (Note 2)	262,724	42,187

Total expenses	262,724	42,187
Less investment advisory fees waived (Note 2)	(51,713)	(6,350)

Net expenses	211,011	35,837

Net investment income	1,781,039	102,216

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,659,507)	(479,881)
Investments — affiliated (Note 2)	141	1,051
In-kind redemptions — unaffiliated	2,059,076	488,996
Realized gain distributions from affiliated funds	22	1

Net realized gain	399,732	10,167

Net change in unrealized appreciation/depreciation	16,197,591	2,175,963

Net realized and unrealized gain	16,597,323	2,186,130

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,378,362	$2,288,346

[a]	Net of foreign withholding tax of $566 and $123, respectively.

See notes to financial statements.

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Edge MSCI Multifactor Global ETF		iShares Edge MSCI Multifactor Intl ETF
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$35,524	$71,249	$881,976	$1,144,898
Net realized loss	(117,942)	(146,460)	(2,715,745)	(1,351,762)
Net change in unrealized appreciation/depreciation	347,997	77,696	10,033,161	(1,389,867)

Net increase (decrease) in net assets resulting from operations	265,579	2,485	8,199,392	(1,596,731)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(47,954)	(66,320)	(1,468,526)	(1,031,832)

Total distributions to shareholders	(47,954)	(66,320)	(1,468,526)	(1,031,832)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	2,333,283	79,990,586	111,958,016
Cost of shares redeemed	—	—	(2,311,012)	—

Net increase in net assets from capital share transactions	—	2,333,283	77,679,574	111,958,016

INCREASE IN NET ASSETS	217,625	2,269,448	84,410,440	109,329,453

NET ASSETS
Beginning of period	4,716,917	2,447,469	114,269,003	4,939,550

End of period	$4,934,542	$4,716,917	$198,679,443	$114,269,003

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(3,291)	$9,139	$(441,979)	$144,571

SHARES ISSUED AND REDEEMED
Shares sold	—	100,000	3,500,000	4,700,000
Shares redeemed	—	—	(100,000)	—

Net increase in shares outstanding	—	100,000	3,400,000	4,700,000

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Edge MSCI Multifactor Intl Small-Cap ETF		iShares Edge MSCI Multifactor USA ETF
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$42,455	$102,193	$1,781,039	$947,301
Net realized gain (loss)	(100,916)	(229,953)	399,732	(55,974)
Net change in unrealized appreciation/depreciation	144,690	248,327	16,197,591	3,552,789

Net increase in net assets resulting from operations	86,229	120,567	18,378,362	4,444,116

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(79,027)	(108,703)	(1,631,410)	(842,192)

Total distributions to shareholders	(79,027)	(108,703)	(1,631,410)	(842,192)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	—	226,597,732	106,317,044
Cost of shares redeemed	—	—	(14,237,876)	(6,020,930)

Net increase in net assets from capital share transactions	—	—	212,359,856	100,296,114

INCREASE IN NET ASSETS	7,202	11,864	229,106,808	103,898,038

NET ASSETS
Beginning of period	5,052,293	5,040,429	108,928,181	5,030,143

End of period	$5,059,495	$5,052,293	$338,034,989	$108,928,181

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(34,769)	$1,803	$257,133	$107,504

SHARES ISSUED AND REDEEMED
Shares sold	—	—	8,600,000	4,400,000
Shares redeemed	—	—	(550,000)	(250,000)

Net increase in shares outstanding	—	—	8,050,000	4,150,000

See notes to financial statements.

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Edge MSCI Multifactor USA Small-Cap ETF
	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$102,216	$63,197
Net realized gain	10,167	157,283
Net change in unrealized appreciation/depreciation	2,175,963	656,736

Net increase in net assets resulting from operations	2,288,346	877,216

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(112,671)	(53,554)

Total distributions to shareholders	(112,671)	(53,554)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	22,489,583	11,741,106
Cost of shares redeemed	(3,425,193)	(1,521,338)

Net increase in net assets from capital share transactions	19,064,390	10,219,768

INCREASE IN NET ASSETS	21,240,065	11,043,430

NET ASSETS
Beginning of period	14,119,637	3,076,207

End of period	$35,359,702	$14,119,637

Undistributed net investment income included in net assets at end of period	$1,028	$11,483

SHARES ISSUED AND REDEEMED
Shares sold	650,000	400,000
Shares redeemed	(100,000)	(50,000)

Net increase in shares outstanding	550,000	350,000

See notes to financial statements.

FINANCIAL STATEMENTS	49

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor Global ETF

	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Period from Apr. 28, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$23.58	$24.47	$25.28

Income from investment operations:
Net investment income[b]	0.18	0.43	0.15
Net realized and unrealized gain (loss)[c]	1.15	(0.99)	(0.85)

Total from investment operations	1.33	(0.56)	(0.70)

Less distributions from:
Net investment income	(0.24)	(0.33)	(0.11)

Total distributions	(0.24)	(0.33)	(0.11)

Net asset value, end of period	$24.67	$23.58	$24.47

Total return	5.63%[d]	(2.20)%	(2.77)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,935	$4,717	$2,447
Ratio of expenses to average net assets[e]	0.41%	0.49%	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.46%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.48%	1.91%	2.37%
Portfolio turnover rate[f]	22%	43%	21%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2017, the year ended July 31, 2016 and the period ended July 31, 2015 were 22%, 43% and 21%, respectively. See Note 4.

See notes to financial statements.

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor Intl ETF

	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Period from Apr. 28, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$23.32	$24.70	$24.92

Income from investment operations:
Net investment income[b]	0.15	0.57	0.15
Net realized and unrealized gain (loss)[c]	0.65	(1.71)	(0.20)

Total from investment operations	0.80	(1.14)	(0.05)

Less distributions from:
Net investment income	(0.18)	(0.24)	(0.17)

Total distributions	(0.18)	(0.24)	(0.17)

Net asset value, end of period	$23.94	$23.32	$24.70

Total return	3.47%[d]	(4.62)%	(0.21)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$198,679	$114,269	$4,940
Ratio of expenses to average net assets[e]	0.33%	0.41%	0.45%
Ratio of expenses to average net assets prior to waived fees[e]	0.40%	0.45%	n/a
Ratio of net investment income to average net assets[e]	1.24%	2.51%	2.29%
Portfolio turnover rate[f]	26%	38%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor Intl Small-Cap ETF

	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Period from Apr. 28, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$25.26	$25.20	$25.03

Income from investment operations:
Net investment income[b]	0.21	0.51	0.13
Net realized and unrealized gain[c]	0.23	0.09	0.16

Total from investment operations	0.44	0.60	0.29

Less distributions from:
Net investment income	(0.40)	(0.54)	(0.12)

Total distributions	(0.40)	(0.54)	(0.12)

Net asset value, end of period	$25.30	$25.26	$25.20

Total return	1.83%[d]	2.48%	1.15%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,059	$5,052	$5,040
Ratio of expenses to average net assets[e]	0.55%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	1.70%	2.13%	2.03%
Portfolio turnover rate[f]	22%	49%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor USA ETF

	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Period from Apr. 28, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$25.04	$25.15	$25.12

Income from investment operations:
Net investment income[b]	0.25	0.44	0.08
Net realized and unrealized gain (loss)[c]	2.18	(0.22)	0.03

Total from investment operations	2.43	0.22	0.11

Less distributions from:
Net investment income	(0.21)	(0.33)	(0.08)

Total distributions	(0.21)	(0.33)	(0.08)

Net asset value, end of period	$27.26	$25.04	$25.15

Total return	9.77%[d]	0.92%	0.43%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$338,035	$108,928	$5,030
Ratio of expenses to average net assets[e]	0.23%	0.31%	0.35%
Ratio of expenses to average net assets prior to waived fees[e]	0.28%	0.35%	n/a
Ratio of net investment income to average net assets[e]	1.92%	1.84%	1.23%
Portfolio turnover rate[f]	31%	45%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor USA Small-Cap ETF

	Six months ended Jan. 31, 2017 (Unaudited)	Year ended Jul. 31, 2016	Period from Apr. 28, 2015[a] to Jul. 31, 2015
Net asset value, beginning of period	$31.38	$30.76	$30.13

Income from investment operations:
Net investment income[b]	0.18	0.33	0.06
Net realized and unrealized gain[c]	3.98	0.58	0.61

Total from investment operations	4.16	0.91	0.67

Less distributions from:
Net investment income	(0.18)	(0.29)	(0.04)

Total distributions	(0.18)	(0.29)	(0.04)

Net asset value, end of period	$35.36	$31.38	$30.76

Total return	13.29%[d]	3.03%	2.23%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$35,360	$14,120	$3,076
Ratio of expenses to average net assets[e]	0.36%	0.46%	0.50%
Ratio of expenses to average net assets prior to waived fees[e]	0.43%	0.50%	n/a
Ratio of net investment income to average net assets[e]	1.04%	1.11%	0.75%
Portfolio turnover rate[f]	59%	49%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Edge MSCI Multifactor Global	Non-diversified
Edge MSCI Multifactor Intl	Non-diversified
Edge MSCI Multifactor Intl Small-Cap	Non-diversified
Edge MSCI Mulitfactor USA	Non-diversified
Edge MSCI Multifactor USA Small-Cap	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of January 31, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of January 31, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of January 31, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
Edge MSCI Multifactor Global
Credit Suisse Securities (USA) LLC	$33,342	$33,342	$—
Merrill Lynch, Pierce, Fenner & Smith	6,398	6,398	—

	$39,740	$39,740	$—

Edge MSCI Multifactor Intl
BNP Paribas Prime Brokerage Inc.	$2,717	$2,678	$(39)
Citigroup Global Markets Inc.	152,137	149,689	(2,448)
Credit Suisse Securities (USA) LLC	449,250	449,250	—
JPMorgan Securities LLC	20,898	20,602	(296)
Merrill Lynch, Pierce, Fenner & Smith	34,833	34,833	—

	$659,835	$657,052	$(2,783)

Edge MSCI Multifactor Intl Small-Cap
Citigroup Global Markets Inc.	$25,384	$25,384	$—
Credit Suisse Securities (USA) LLC	45,314	45,314	—
Deutsche Bank Securities Inc.	14,652	14,652	—
Jefferies LLC	17,278	17,278	—
JPMorgan Securities LLC	11,450	11,450	—
Macquarie Bank Limited	4,679	4,679	—
Merrill Lynch, Pierce, Fenner & Smith	5,524	5,524	—

	$124,281	$124,281	$—

Edge MSCI Multifactor USA
Citigroup Global Markets Inc.	$2,515,500	$2,515,500	$—
Merrill Lynch, Pierce, Fenner & Smith	365,500	365,500	—

	$2,881,000	$2,881,000	$—

Edge MSCI Multifactor USA Small-Cap
BNP Paribas New York Branch	$17,095	$17,095	$—
BNP Paribas Prime Brokerage Inc.	9,200	9,200	—
Citigroup Global Markets Inc.	123,652	123,652	—
Credit Suisse Securities (USA) LLC	73,962	73,962	—
Deutsche Bank Securities Inc.	58,410	58,410	—
Jefferies LLC	172,513	172,513	—
JPMorgan Securities LLC	250,816	250,816	—
Merrill Lynch, Pierce, Fenner & Smith	11,494	11,494	—

	$717,142	$717,142	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares Edge MSCI Multifactor Global ETF, BFA is entitled to an annual investment advisory fee of 0.35% based on the average daily net assets of the Fund. Prior to December 16, 2016, BFA was entitled to an annual investment advisory fee of 0.50%. In addition, the Fund may pay its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Edge MSCI Multifactor Intl	0.30%
Edge MSCI Multifactor Intl Small-Cap	0.40
Edge MSCI Multifactor USA	0.20
Edge MSCI Multifactor USA Small-Cap	0.30

Prior to December 16, 2016, for its investment advisory services to each of the iShares Edge MSCI Multifactor Intl, iShares Edge MSCI Multifactor Intl Small-Cap, iShares Edge MSCI Multifactor USA and iShares Edge MSCI Multifactor USA Small-Cap ETFs, BFA was entitled to an annual investment advisory fee of 0.45%, 0.60% 0.35% and 0.50%, respectively.

For the six months ended January 31, 2017, BFA voluntarily waived a portion of its investment advisory fees for the iShares Edge MSCI Multifactor Global, iShares Edge MSCI Multifactor Intl, iShares Edge MSCI Multifactor USA and iShares Edge MSCI Multifactor USA Small-Cap ETFs in the amounts of $1,234, $46,422, $51,713 and $6,350, respectively. The voluntary waivers were discontinued effective December 16, 2016, and in conjunction with the annual investment advisory fee reductions for these Funds.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares Edge MSCI Multifactor USA ETF and iShares Edge MSCI Multifactor USA Small-Cap ETF (the “Group 1 Funds”), retain 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Pursuant to a securities lending agreement, the iShares Edge MSCI Multifactor Global ETF, iShares Edge MSCI Multifactor Intl ETF and Edge MSCI Multifactor Intl Small-Cap ETF (the “Group 2 Funds”), retain 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended January 31, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Edge MSCI Multifactor Global	$60
Edge MSCI Multifactor Intl	1,083
Edge MSCI Multifactor Intl Small-Cap	412
Edge MSCI Multifactor USA	461
Edge MSCI Multifactor USA Small-Cap	1,968

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Multifactor Global	$304,662	$213,554
Edge MSCI Multifactor Intl Small-Cap	20,326	84,072
Edge MSCI Multifactor USA Small-Cap	183,461	302,138

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2017 were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Multifactor Global	$1,035,049	$1,047,859
Edge MSCI Multifactor Intl	39,299,465	38,073,021
Edge MSCI Multifactor Intl Small-Cap	1,074,464	1,134,350
Edge MSCI Multifactor USA	66,269,058	59,899,556
Edge MSCI Multifactor USA Small-Cap	12,967,655	12,406,515

In-kind transactions (see Note 4) for the six months ended January 31, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Edge MSCI Multifactor Intl	$78,016,703	$2,253,057
Edge MSCI Multifactor USA	219,510,714	14,026,206
Edge MSCI Multifactor USA Small-Cap	21,885,286	3,433,664

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by a fund issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2016, the Funds’ fiscal year end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Edge MSCI Multifactor Global	$13,183
Edge MSCI Multifactor Intl	11,012
Edge MSCI Multifactor Intl Small-Cap	9,169
Edge MSCI Multifactor USA	17,362
Edge MSCI Multifactor USA Small-Cap	16,322

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	65

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year- to -Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Edge MSCI Multifactor Global	$0.233982	$—	$0.005788	$0.239770	98%	—%	2%	100%
Edge MSCI Multifactor Intl	0.159061	—	0.024150	0.183211	87	—	13	100
Edge MSCI Multifactor Intl Small-Cap	0.364103		0.031032	0.395135	92	—	8	100
Edge MSCI Multifactor USA	0.202951	—	0.011611	0.214562	95	—	5	100
Edge MSCI Multifactor USA Small-Cap	0.151055	—	0.031118	0.182173	83	—	17	100

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-714-0117

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	March 31, 2017

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	March 31, 2017